UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23580

DIMENSIONAL ETF TRUST

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional ETF Trust,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021 – April 30, 2022

Explanatory Note: Pursuant to an Agreement and Plan of Reorganization, on May 6, 2022, the Tax-Managed US Marketwide Value II Portfolio, a series of Dimensional Investment Group Inc. (“DIG”), converted into an ETF through the reorganization of the fund into a newly-created, corresponding series of Dimensional ETF Trust (i.e., the Dimensional US Marketwide Value ETF) that had the same investment objective and investment strategies as the converted mutual fund. Since the reorganization was not completed until after the date of the reporting period for this Form N-CSRS filing, the semi-annual shareholder report for the Dimensional US Marketwide Value ETF has been filed in the Form N-CSRS filed for DIG on July 7, 2022 (Accession Number 0001193125-22-189533). This Form N-CSRS filing for the Registrant includes the semi-annual shareholder reports for Dimensional ETF Trust’s other operational series, the Dimensional U.S. Equity ETF, Dimensional US Core Equity Market ETF, Dimensional US High Profitability ETF, Dimensional US Real Estate ETF, Dimensional US Small Cap Value ETF, Dimensional U.S. Core Equity 2 ETF, Dimensional U.S. Small Cap ETF, Dimensional U.S. Targeted Value ETF, Dimensional International Core Equity Market ETF, Dimensional International Core Equity 2 ETF, Dimensional International Small Cap Value ETF, Dimensional International Small Cap ETF, Dimensional International High Profitability ETF, Dimensional International Value ETF, Dimensional Emerging Core Equity Market ETF, Dimensional Emerging Markets High Profitability ETF, Dimensional Emerging Markets Value ETF, Dimensional Emerging Markets Core Equity 2 ETF, Dimensional World ex U.S. Core Equity 2 ETF, Dimensional Core Fixed Income ETF, Dimensional Short-Duration Fixed Income ETF, Dimensional Inflation-Protected Securities ETF and Dimensional National Municipal Bond ETF.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Six Months Ended: April 30, 2022 (Unaudited)

DIMENSIONAL ETF TRUST

Dimensional U.S. Equity ETF

Dimensional U.S. Small Cap ETF

Dimensional U.S. Targeted Value ETF

Dimensional U.S. Core Equity 2 ETF

Dimensional International Value ETF

Dimensional World ex U.S. Core Equity 2 ETF

June 2022

Dear Shareholder,

The investment world is constantly evolving. In many ways, investors have benefited from an industry marked by new solutions, advancing technology, and increased personalization. Dimensional has been innovating on behalf of investors since 1981, using financial science to pursue higher expected returns in a flexible, diversified, low-cost manner.

A common thread in Dimensional’s history is the consistent, systematic application of financial theory and empirical research in managing strategies. We seek sensible ideas that we can implement well. In recent years, we have developed strategies in different product structures to give financial professionals more choices in how they integrate Dimensional Investing into client portfolios. In the first half of this year, for example, we broadened our suite of exchange-traded funds, launched a new fixed income mutual fund, and enhanced the investment management capabilities and services we provide clients.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

DIMENSIONAL ETF TRUST

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DIMENSIONAL ETF TRUST

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

(Unaudited)

Summary Schedules of Investments

Investment Abbreviations

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PLC	Public Limited Company

SA	Special Assessment

Investment Footnotes

†	See Note B to Financial Statements

‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities

#	Total or Partial Securities on Loan

*	Non-Income Producing Security

@	Security purchased with cash collateral received from Securities on Loan

§	Affiliated Fund

Financial Highlights

(**)	The net asset value per share for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America

(a)	Computed using average shares outstanding

(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund

(c)	Not annualized for periods less than one year

(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market

(e)	Annualized for periods less than one year

(f)	Excludes impact of in-kind transactions

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero

SEC	Securities and Exchange Commission

3

DIMENSIONAL ETF TRUST

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as brokerage commissions, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	For the period ended April 30, 2022
Expense Tables
	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Annualized Expense Ratio	Expense Paid During Period(a)
Dimensional U.S. Equity ETF
Actual Fund Return	$1,000.00	$890.70	0.09%	$0.42
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.09%	$0.45

Dimensional U.S. Small Cap ETF
Actual Fund Return	$1,000.00	$885.90	0.30%	$1.40
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Annualized Expense Ratio	Expense Paid During Period(a)

Dimensional U.S. Targeted Value ETF
Actual Fund Return	$1,000.00	$949.50	0.30%	$1.45
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51

Dimensional U.S. Core Equity 2 ETF
Actual Fund Return	$1,000.00	$910.00	0.17%	$0.81
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85

Dimensional International Value ETF
Actual Fund Return	$1,000.00	$963.30	0.31%	$1.51
Hypothetical 5% Annual Return	$1,000.00	$1,023.26	0.31%	$1.56

Dimensional World ex U.S. Core Equity 2 ETF
Actual Fund Return	$1,000.00	$907.30	0.28%	$1.32
Hypothetical 5% Annual Return	$1,000.00	$1,023.41	0.28%	$1.40

(a)

Expenses are equal to the Fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) (to reflect the six-month period).

5

DIMENSIONAL ETF TRUST

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional ETF Trust, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional ETF Trust filed its most recent Form N-PORT with the SEC on March 31, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional U.S. Equity ETF
Communication Services	8.4%
Consumer Discretionary	11.9%
Consumer Staples	6.7%
Energy	4.2%
Financials	11.8%
Health Care	14.1%
Industrials	9.2%
Information Technology	27.5%
Materials	3.2%
Real Estate	0.1%
Utilities	2.9%

100.0%

Dimensional U.S. Small Cap ETF
Communication Services	2.2%
Consumer Discretionary	13.9%
Consumer Staples	4.5%
Energy	5.3%
Financials	20.1%
Health Care	11.2%
Industrials	20.3%
Information Technology	12.7%
Materials	6.3%
Real Estate	0.6%
Utilities	2.9%

100.0%

Dimensional U.S. Targeted Value ETF
Communication Services	2.8%
Consumer Discretionary	13.7%
Consumer Staples	5.5%
Energy	8.1%
Financials	27.9%
Health Care	4.2%
Industrials	19.6%
Information Technology	8.4%
Materials	8.8%
Real Estate	0.6%
Utilities	0.4%

100.0%

Dimensional U.S. Core Equity 2 ETF
Communication Services	5.9%
Consumer Discretionary	11.9%
Consumer Staples	6.3%
Energy	4.8%
Financials	14.5%
Health Care	12.6%
Industrials	13.3%
Information Technology	23.5%
Materials	4.8%
Real Estate	0.4%
Utilities	2.0%

100.0%

Dimensional International Value ETF
Communication Services	4.0%
Consumer Discretionary	11.3%
Consumer Staples	5.0%
Energy	15.7%
Financials	28.2%
Health Care	5.9%
Industrials	10.8%
Information Technology	1.2%
Materials	14.4%
Real Estate	2.3%
Utilities	1.2%

100.0%

Dimensional World ex U.S. Core Equity 2 ETF
Communication Services	5.6%
Consumer Discretionary	11.6%
Consumer Staples	7.6%
Energy	6.4%
Financials	15.4%
Health Care	6.4%
Industrials	15.9%
Information Technology	11.3%
Materials	13.7%
Real Estate	2.9%
Utilities	3.2%

100.0%

6

DIMENSIONAL U.S. EQUITY ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (8.3%)
*	Alphabet, Inc., Class A	43,276	$98,764,054	1.8%
*	Alphabet, Inc., Class C	43,155	99,227,586	1.8%
	Comcast Corp., Class A	660,641	26,267,086	0.5%
*	Meta Platforms, Inc., Class A	337,471	67,652,811	1.2%
	Verizon Communications, Inc.	599,858	27,773,425	0.5%
*	Walt Disney Co. (The)	261,766	29,220,939	0.5%
	Other Securities		111,821,352	2.0%

TOTAL COMMUNICATION SERVICES			460,727,253	8.3%

CONSUMER DISCRETIONARY — (11.8%)
*	Amazon.com, Inc.	65,564	162,967,845	3.0%
	Home Depot, Inc. (The)	154,499	46,411,500	0.9%
	Lowe’s Cos., Inc.	108,065	21,367,692	0.4%
	McDonald’s Corp.	109,387	27,254,865	0.5%
	NIKE, Inc., Class B	183,663	22,902,776	0.4%
*	Tesla, Inc.	121,494	105,792,115	1.9%
	Other Securities		267,915,564	4.7%

TOTAL CONSUMER DISCRETIONARY			654,612,357	11.8%

CONSUMER STAPLES — (6.7%)
	Coca-Cola Co. (The)	597,926	38,631,999	0.7%
	Costco Wholesale Corp.	66,469	35,342,897	0.6%
	PepsiCo., Inc.	208,871	35,865,239	0.7%
	Procter & Gamble Co. (The)	357,717	57,431,464	1.0%
	Walmart, Inc.	207,610	31,762,254	0.6%
	Other Securities		171,867,346	3.1%

TOTAL CONSUMER STAPLES			370,901,199	6.7%

ENERGY — (4.2%)
	Chevron Corp.	275,982	43,238,100	0.8%
	Exxon Mobil Corp.	606,018	51,663,034	0.9%
	Other Securities		138,930,440	2.5%

TOTAL ENERGY			233,831,574	4.2%

FINANCIALS — (11.7%)
	Bank of America Corp.	1,124,315	40,115,559	0.7%
*	Berkshire Hathaway, Inc., Class B	279,752	90,312,338	1.6%
	JPMorgan Chase & Co.	441,004	52,638,237	1.0%
	Wells Fargo & Co.	516,006	22,513,342	0.4%
	Other Securities		446,969,681	8.1%

TOTAL FINANCIALS			652,549,157	11.8%

HEALTH CARE — (14.0%)
	Abbott Laboratories	256,331	29,093,568	0.5%
	AbbVie, Inc.	259,734	38,149,730	0.7%
	Bristol-Myers Squibb Co.	294,909	22,197,800	0.4%
	Danaher Corp.	87,195	21,897,280	0.4%
	Eli Lilly & Co.	128,920	37,661,400	0.7%
	Johnson & Johnson	380,046	68,583,101	1.3%
	Merck & Co., Inc.	369,679	32,786,831	0.6%
	Pfizer, Inc.	815,611	40,022,032	0.7%
	Thermo Fisher Scientific, Inc.	57,288	31,675,681	0.6%
	UnitedHealth Group, Inc.	138,251	70,307,546	1.3%

7

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$387,832,740	6.9%

TOTAL HEALTH CARE		780,207,709	14.1%

INDUSTRIALS — (9.1%)
Union Pacific Corp.	99,634	23,343,250	0.4%
Other Securities		484,193,995	8.8%

TOTAL INDUSTRIALS		507,537,245	9.2%

INFORMATION TECHNOLOGY — (27.3%)
Accenture PLC, Class A	92,852	27,889,027	0.5%
* Adobe, Inc.	70,143	27,773,121	0.5%
* Advanced Micro Devices, Inc.	249,039	21,297,815	0.4%
Apple, Inc.	2,361,358	372,268,089	6.7%
Broadcom, Inc.	59,400	32,930,766	0.6%
Cisco Systems, Inc.	613,243	30,036,642	0.5%
Intel Corp.	609,137	26,552,282	0.5%
Mastercard, Inc., Class A	129,460	47,043,175	0.9%
Microsoft Corp.	1,006,942	279,446,544	5.1%
NVIDIA Corp.	348,342	64,606,991	1.2%
Oracle Corp.	304,512	22,351,181	0.4%
QUALCOMM, Inc.	156,508	21,862,602	0.4%
* salesforce.com, Inc.	127,112	22,364,085	0.4%
Texas Instruments, Inc.	128,073	21,804,428	0.4%
Visa, Inc., Class A	243,191	51,831,298	1.0%
Other Securities		450,104,704	8.0%

TOTAL INFORMATION TECHNOLOGY		1,520,162,750	27.5%

MATERIALS — (3.1%)
Linde PLC	76,964	24,009,689	0.4%
Other Securities		149,988,147	2.8%

TOTAL MATERIALS		173,997,836	3.2%

REAL ESTATE — (0.2%)
Other Securities		7,868,461	0.1%

UTILITIES — (2.8%)
Other Securities		157,839,756	2.9%

TOTAL COMMON STOCK		5,520,235,297	99.8%

PREFERRED STOCK — (0.0%)
INDUSTRIALS — (0.0%)
Other Securities		88,362	0.0%

TOTAL PREFERRED STOCK		88,362	0.0%

RIGHTS/WARRANTS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Securities		468	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Securities		15	0.0%

8

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

HEALTH CARE — (0.0%)
Other Securities		$4,828	0.0%

TOTAL RIGHTS/WARRANTS		5,311	0.0%

TOTAL INVESTMENT SECURITIES — (99.2%)
(Cost $1,986,149,400)		5,520,328,970

SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	3,613,447	41,805,778	0.8%

TOTAL INVESTMENTS — 100.0%
(Cost $2,027,955,178)		$5,562,134,748	100.6%

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$460,726,682	$—	$571	$460,727,253
Consumer Discretionary	654,612,357	—	—	654,612,357
Consumer Staples	370,901,199	—	—	370,901,199
Energy	233,831,574	—	—	233,831,574
Financials	652,549,157	—	—	652,549,157
Healthcare	780,157,576	—	50,133	780,207,709
Industrials	507,537,245	—	—	507,537,245
Information Technology	1,520,162,750	—	—	1,520,162,750
Materials	173,997,836	—	—	173,997,836
Real Estate	7,868,461	—	—	7,868,461
Utilities	157,839,756	—	—	157,839,756
Preferred Stock
Industrials	88,362	—	—	88,362
Rights/Warrants
Communication Services	—	—	468	468
Consumer Discretionary	—	—	15	15
Healthcare	—	2,218	2,610	4,828
Collateral for Securities on Loan	41,805,778	—	—	41,805,778

Total Investments	$5,562,078,733	$2,218	$53,797	$5,562,134,748

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

9

DIMENSIONAL U.S. SMALL CAP ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.2%)
COMMUNICATION SERVICES — (2.1%)
	Nexstar Media Group, Inc., Class A	78,776	$12,479,694	0.3%
	Other Securities		78,143,084	1.9%

TOTAL COMMUNICATION SERVICES			90,622,778	2.2%

CONSUMER DISCRETIONARY — (13.2%)
*	Asbury Automotive Group, Inc.	55,868	10,263,510	0.3%
*	Helen of Troy, Ltd.	55,923	11,996,043	0.3%
	Lithia Motors, Inc., Class A	47,360	13,409,037	0.3%
	Marriott Vacations Worldwide Corp.	76,170	11,374,466	0.3%
	Murphy USA, Inc.	70,987	16,582,563	0.4%
	Penske Automotive Group, Inc.	103,730	10,872,979	0.3%
	Other Securities		503,899,487	12.0%

TOTAL CONSUMER DISCRETIONARY			578,398,085	13.9%

CONSUMER STAPLES — (4.3%)
*	Darling Ingredients, Inc.	258,560	18,975,718	0.5%
	Other Securities		167,074,012	4.0%

TOTAL CONSUMER STAPLES			186,049,730	4.5%

ENERGY — (5.0%)
*	Antero Resources Corp.	300,800	10,588,160	0.3%
	Matador Resources Co.	203,639	9,941,656	0.2%
	PDC Energy, Inc.	178,236	12,430,179	0.3%
*	Range Resources Corp.	518,258	15,516,645	0.4%
*	Southwestern Energy Co.	1,588,748	11,915,610	0.3%
	Other Securities		159,854,024	3.8%

TOTAL ENERGY			220,246,274	5.3%

FINANCIALS — (19.2%)
	Cathay General BanCorp	247,563	9,924,801	0.2%
	Hanover Insurance Group, Inc. (The)	68,511	10,058,785	0.2%
	RLI Corp.	95,254	10,933,254	0.3%
	Selective Insurance Group, Inc.	126,211	10,394,738	0.3%
	UMB Financial Corp.	119,507	10,777,141	0.3%
	Walker & Dunlop, Inc.	83,543	10,005,110	0.2%
	Webster Financial Corp.	215,755	10,785,592	0.3%
	Other Securities		764,341,515	18.3%

TOTAL FINANCIALS			837,220,936	20.1%

HEALTH CARE — (10.6%)
*	Acadia Healthcare Co., Inc.	177,359	12,039,129	0.3%
*	AMN Healthcare Services, Inc.	108,088	10,565,602	0.3%
#*	Omnicell, Inc.	92,659	10,115,583	0.3%
*	Tenet Healthcare Corp.	179,304	13,001,333	0.3%
	Other Securities		418,401,493	9.9%

TOTAL HEALTH CARE			464,123,140	11.1%

INDUSTRIALS — (19.3%)
*	ASGN, Inc.	120,014	13,615,588	0.3%
#*	Avis Budget Group, Inc.	50,903	13,625,206	0.3%
*	Builders FirstSource, Inc.	278,326	17,136,532	0.4%

10

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
*	Casella Waste Systems, Inc.	122,213	$10,050,797	0.2%
*	Chart Industries, Inc.	73,486	12,405,907	0.3%
*	Clean Harbors, Inc.	97,194	10,198,566	0.3%
	EMCOR Group, Inc.	101,933	10,853,826	0.3%
*	FTI Consulting, Inc.	89,629	14,135,390	0.3%
#	KBR, Inc.	268,528	13,219,633	0.3%
*	MasTec, Inc.	153,817	11,076,362	0.3%
	Regal Rexnord Corp.	115,262	14,665,937	0.4%
*	Saia, Inc.	60,119	12,382,109	0.3%
	Simpson Manufacturing Co., Inc.	100,516	10,420,494	0.3%
	UFP Industries, Inc.	141,832	10,973,542	0.3%
#	Valmont Industries, Inc.	41,509	10,327,854	0.3%
	Other Securities		657,408,919	15.6%

TOTAL INDUSTRIALS			842,496,662	20.2%

INFORMATION TECHNOLOGY — (12.1%)
*	Cirrus Logic, Inc.	140,721	10,666,652	0.3%
*	EXL Service Holdings, Inc.	77,618	10,567,691	0.3%
*	Lattice Semiconductor Corp.	246,031	11,819,329	0.3%
*	Novanta, Inc.	77,762	10,007,969	0.2%
*	Onto Innovation, Inc.	142,784	10,157,654	0.3%
	Power Integrations, Inc.	126,583	10,126,640	0.2%
*	Synaptics, Inc.	67,254	9,983,184	0.2%
	Other Securities		456,950,520	10.9%

TOTAL INFORMATION TECHNOLOGY			530,279,639	12.7%

MATERIALS — (6.0%)
	Commercial Metals Co.	289,141	11,854,781	0.3%
	Element Solutions, Inc.	489,510	10,093,696	0.2%
	Louisiana-Pacific Corp.	234,125	15,105,745	0.4%
	Olin Corp.	215,071	12,345,075	0.3%
	Other Securities		214,472,253	5.1%

TOTAL MATERIALS			263,871,550	6.3%

REAL ESTATE — (0.6%)
	Other Securities		24,433,096	0.6%

UTILITIES — (2.8%)
	Other Securities		121,477,291	2.9%

TOTAL COMMON STOCK			4,159,219,181	99.8%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
	Other Securities		241,388	0.0%

CONSUMER DISCRETIONARY — (0.0%)
	Other Securities		438,851	0.0%

INDUSTRIALS — (0.1%)
	Other Securities		1,156,018	0.0%

TOTAL PREFERRED STOCK			1,836,257	0.0%

RIGHTS/WARRANTS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Securities		8,005	0.0%

11

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
CONSUMER DISCRETIONARY — (0.0%)
Other Securities		$4,777	0.0%

HEALTH CARE — (0.0%)
Other Securities		635,437	0.0%

TOTAL RIGHTS/WARRANTS		648,219	0.0%

TOTAL INVESTMENT SECURITIES — (95.3%)
(Cost $2,361,414,183)		4,161,703,657

SECURITIES LENDING COLLATERAL — (4.7%)
@§ The DFA Short Term Investment Fund	17,884,198	206,911,230	5.0%

TOTAL INVESTMENTS — 100.0%
(Cost $2,568,325,413)		$4,368,614,887	104.8%

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$90,572,211	$—	$50,567	$90,622,778
Consumer Discretionary	578,398,085	—	—	578,398,085
Consumer Staples	185,969,211	—	80,519	186,049,730
Energy	220,246,274	—	—	220,246,274
Financials	837,171,178	—	49,758	837,220,936
Healthcare	463,024,357	—	1,098,783	464,123,140
Industrials	842,496,662	—	—	842,496,662
Information Technology	530,279,639	—	—	530,279,639
Materials	263,871,550	—	—	263,871,550
Real Estate	24,433,096	—	—	24,433,096
Utilities	121,477,291	—	—	121,477,291
Preferred Stocks
Communication Services	241,388	—	—	241,388
Consumer Discretionary	438,851	—	—	438,851
Industrials	1,156,018	—	—	1,156,018
Rights/Warrants
Communication Services	—	—	8,005	8,005
Consumer Discretionary	—	—	4,777	4,777
Healthcare	—	59,612	575,825	635,437
Collateral for Securities on Loan	206,911,230	—	—	206,911,230

Total	$4,366,687,041	$59,612	$1,868,234	$4,368,614,887

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

12

DIMENSIONAL U.S. TARGETED VALUE ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.7%)
COMMUNICATION SERVICES — (2.7%)
	News Corp., Class A	1,339,197	$26,596,452	0.4%
	Other Securities		156,181,832	2.4%

TOTAL COMMUNICATION SERVICES			182,778,284	2.8%

CONSUMER DISCRETIONARY — (13.3%)
*	AutoNation, Inc.	371,665	43,079,690	0.7%
	BorgWarner, Inc., Class A	730,498	26,904,241	0.4%
#	Dick’s Sporting Goods, Inc.	223,412	21,541,385	0.3%
#	Dillard’s, Inc., Class A	163,593	49,701,189	0.8%
	Kohl’s Corp.	593,158	34,331,985	0.5%
	Lithia Motors, Inc., Class A	90,747	25,693,198	0.4%
*	Mohawk Industries, Inc.	186,303	26,279,901	0.4%
	Penske Automotive Group, Inc.	327,842	34,364,398	0.5%
	PulteGroup, Inc.	695,603	29,048,381	0.4%
	Toll Brothers, Inc.	560,813	26,004,899	0.4%
	Other Securities		579,425,361	8.9%

TOTAL CONSUMER DISCRETIONARY			896,374,628	13.7%

CONSUMER STAPLES — (5.3%)
	Bunge, Ltd.	439,567	49,723,819	0.8%
*	Darling Ingredients, Inc.	574,844	42,187,801	0.7%
	Other Securities		269,835,155	4.0%

TOTAL CONSUMER STAPLES			361,746,775	5.5%

ENERGY — (7.8%)
*	CNX Resources Corp.	1,218,758	25,045,477	0.4%
	Devon Energy Corp.	422,568	24,580,781	0.4%
	EQT Corp.	655,840	26,069,640	0.4%
*	HF Sinclair Corp.	577,279	21,948,148	0.3%
	Marathon Oil Corp.	1,113,510	27,748,669	0.4%
	Other Securities		404,066,235	6.2%

TOTAL ENERGY			529,458,950	8.1%

FINANCIALS — (27.0%)
	Apollo Global Management, Inc.	544,646	27,101,585	0.4%
	Assured Guaranty, Ltd.	507,102	27,966,675	0.4%
	CNO Financial Group, Inc.	1,100,773	26,572,660	0.4%
	First Horizon Corp.	1,926,681	43,119,121	0.7%
	Invesco, Ltd.	1,357,997	24,959,985	0.4%
	M&T Bank Corp.	176,934	29,484,282	0.5%
	Old Republic International Corp.	1,006,966	22,163,322	0.3%
	Popular, Inc.	393,408	30,681,890	0.5%
	Valley National BanCorp	1,833,644	21,967,055	0.3%
	Voya Financial, Inc.	477,576	30,154,149	0.5%
	Webster Financial Corp.	560,393	28,014,046	0.4%
	Zions BanCorp NA	548,784	31,011,784	0.5%
	Other Securities		1,483,795,812	22.5%

TOTAL FINANCIALS			1,826,992,366	27.8%

13

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (4.1%)
* Acadia Healthcare Co., Inc.	340,485	$23,112,122	0.4%
Other Securities		252,568,253	3.8%

TOTAL HEALTH CARE		275,680,375	4.2%

INDUSTRIALS — (19.0%)
AGCO Corp.	323,795	41,251,483	0.6%
AMERCO	48,664	26,058,599	0.4%
GATX Corp.	229,585	23,736,793	0.4%
Knight-Swift Transportation Holdings, Inc.	692,922	33,184,035	0.5%
Owens Corning	286,836	26,081,997	0.4%
Quanta Services, Inc.	440,820	51,126,304	0.8%
Triton International, Ltd.	402,112	24,565,022	0.4%
UFP Industries, Inc.	292,273	22,613,162	0.4%
* WESCO International, Inc.	197,639	24,360,983	0.4%
Other Securities		1,011,087,761	15.3%

TOTAL INDUSTRIALS		1,284,066,139	19.6%

INFORMATION TECHNOLOGY — (8.1%)
* Arrow Electronics, Inc.	401,508	47,321,733	0.7%
Avnet, Inc.	497,445	21,718,449	0.3%
Concentrix Corp.	210,998	33,227,965	0.5%
TD SYNNEX Corp.	218,629	21,882,577	0.3%
Other Securities		426,661,466	6.6%

TOTAL INFORMATION TECHNOLOGY		550,812,190	8.4%

MATERIALS — (8.5%)
Commercial Metals Co.	618,625	25,363,625	0.4%
# Huntsman Corp.	834,876	28,277,250	0.4%
Olin Corp.	515,060	29,564,444	0.5%
Reliance Steel & Aluminum Co.	337,084	66,826,903	1.0%
Steel Dynamics, Inc.	587,162	50,349,141	0.8%
Westlake Chemical Corp.	252,802	31,992,093	0.5%
Other Securities		342,262,669	5.1%

TOTAL MATERIALS		574,636,125	8.7%

REAL ESTATE — (0.6%)
Other Securities		37,552,224	0.6%

UTILITIES — (0.3%)
Other Securities		22,531,528	0.3%

TOTAL COMMON STOCKS		6,542,629,584	99.7%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Securities		371,733	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Securities		990,634	0.0%

INDUSTRIALS — (0.0%)
Other Securities		1,888,468	0.1%

TOTAL PREFERRED STOCKS		3,250,835	0.1%

14

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Securities		$13,528	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Securities		8,487	0.0%

HEALTH CARE — (0.0%)
Other Securities		146,051	0.0%

TOTAL RIGHTS/WARRANTS		168,066	0.0%

TOTAL INVESTMENT SECURITIES — (96.7%)
(Cost $4,044,639,627)		6,546,048,485

SECURITIES LENDING COLLATERAL — (3.3%)
@§ The DFA Short Term Investment Fund	19,048,280	220,379,080	3.4%

TOTAL INVESTMENTS — 100.0%
(Cost $4,265,018,707)		$6,766,427,565	103.2%

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$182,643,481	$—	$134,803	$182,778,284
Consumer Discretionary	896,374,628	—	—	896,374,628
Consumer Staples	361,647,116	—	99,659	361,746,775
Energy	529,458,950	—	—	529,458,950
Financials	1,826,775,668	—	216,698	1,826,992,366
Healthcare	274,090,851	—	1,589,524	275,680,375
Industrials	1,284,066,139	—	—	1,284,066,139
Information Technology	550,812,190	—	—	550,812,190
Materials	574,636,125	—	—	574,636,125
Real Estate	37,552,224	—	—	37,552,224
Utilities	22,531,528	—	—	22,531,528
Preferred Stocks
Communication Services	371,733	—	—	371,733
Consumer Discretionary	990,634	—	—	990,634
Industrials	1,888,468	—	—	1,888,468
Rights/Warrants
Communication Services	—	—	13,528	13,528
Consumer Discretionary	—	—	8,487	8,487
Healthcare	—	97	145,954	146,051
Collateral for Securities on Loan	220,379,080	—	—	220,379,080

TOTAL	$6,764,218,815	$97	$2,208,653	$6,766,427,565

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

15

DIMENSIONAL U.S. CORE EQUITY 2 ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (5.8%)
*	Alphabet, Inc., Class A	51,705	$118,000,634	0.8%
*	Alphabet, Inc., Class C	49,959	114,872,227	0.8%
	Comcast Corp., Class A	1,841,213	73,206,629	0.5%
*	Meta Platforms, Inc., Class A	572,992	114,867,706	0.8%
	Verizon Communications, Inc.	1,650,066	76,398,056	0.5%
	Other Securities		345,445,407	2.5%

TOTAL COMMUNICATION SERVICES			842,790,659	5.9%

CONSUMER DISCRETIONARY — (11.7%)
*	Amazon.com, Inc.	123,515	307,012,589	2.2%
	Home Depot, Inc. (The)	227,556	68,357,822	0.5%
	Lowe’s Cos., Inc.	241,499	47,751,597	0.3%
	NIKE, Inc., Class B	325,576	40,599,327	0.3%
	Target Corp.	240,860	55,072,639	0.4%
	Other Securities		1,170,923,865	8.1%

TOTAL CONSUMER DISCRETIONARY			1,689,717,839	11.8%

CONSUMER STAPLES — (6.2%)
	Coca-Cola Co. (The)	1,050,480	67,871,513	0.5%
	Costco Wholesale Corp.	113,471	60,334,800	0.4%
	PepsiCo., Inc.	423,458	72,711,973	0.5%
	Procter & Gamble Co. (The)	693,057	111,270,301	0.8%
	Walmart, Inc.	429,925	65,774,226	0.5%
	Other Securities		513,717,715	3.5%

TOTAL CONSUMER STAPLES			891,680,528	6.2%

ENERGY — (4.7%)
	Chevron Corp.	432,469	67,754,918	0.5%
	ConocoPhillips	569,789	54,426,245	0.4%
	Exxon Mobil Corp.	895,885	76,374,196	0.5%
	Other Securities		489,456,122	3.4%

TOTAL ENERGY			688,011,481	4.8%

FINANCIALS — (14.3%)
	American Express Co.	307,794	53,774,690	0.4%
	Bank of America Corp.	1,930,151	68,867,788	0.5%
*	Berkshire Hathaway, Inc., Class B	413,767	133,576,401	0.9%
	JPMorgan Chase & Co.	881,362	105,199,368	0.8%
	Morgan Stanley	532,100	42,881,939	0.3%
	Other Securities		1,666,152,553	11.6%

TOTAL FINANCIALS			2,070,452,739	14.5%

HEALTH CARE — (12.4%)
	AbbVie, Inc.	450,104	66,111,276	0.5%
	Amgen, Inc.	181,628	42,353,833	0.3%
	Anthem, Inc.	92,579	46,468,177	0.3%
	Bristol-Myers Squibb Co.	800,569	60,258,829	0.4%
	CVS Health Corp.	406,392	39,066,463	0.3%
	Eli Lilly & Co.	221,572	64,727,828	0.5%
	Johnson & Johnson	927,184	167,319,625	1.2%
	Merck & Co., Inc.	719,556	63,817,422	0.4%

16

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Pfizer, Inc.	1,394,125	$68,409,714	0.5%
Thermo Fisher Scientific, Inc.	77,344	42,765,044	0.3%
UnitedHealth Group, Inc.	263,284	133,893,078	1.0%
Other Securities		999,731,901	6.9%

TOTAL HEALTH CARE		1,794,923,190	12.6%

INDUSTRIALS — (13.1%)
Caterpillar, Inc.	205,809	43,331,027	0.3%
Union Pacific Corp.	278,779	65,315,132	0.5%
United Parcel Service, Inc., Class B	216,878	39,033,702	0.3%
Other Securities		1,749,726,202	12.2%

TOTAL INDUSTRIALS		1,897,406,063	13.3%

INFORMATION TECHNOLOGY — (23.1%)
Accenture PLC, Class A	158,561	47,625,382	0.3%
Apple, Inc.	4,579,674	721,985,606	5.1%
Broadcom, Inc.	110,212	61,100,431	0.4%
Cisco Systems, Inc.	1,363,532	66,785,797	0.5%
Intel Corp.	1,962,169	85,530,947	0.6%
International Business Machines Corp.	287,384	37,995,039	0.3%
Mastercard, Inc., Class A	250,687	91,094,642	0.6%
Microsoft Corp.	2,043,764	567,185,385	4.0%
NVIDIA Corp.	320,104	59,369,689	0.4%
Oracle Corp.	653,907	47,996,774	0.4%
QUALCOMM, Inc.	459,407	64,174,564	0.5%
Texas Instruments, Inc.	302,728	51,539,442	0.4%
Visa, Inc., Class A	470,342	100,243,990	0.7%
Other Securities		1,347,461,089	9.3%

TOTAL INFORMATION TECHNOLOGY		3,350,088,777	23.5%

MATERIALS — (4.8%)
Other Securities		690,293,112	4.8%

REAL ESTATE — (0.4%)
Other Securities		53,187,276	0.4%

UTILITIES — (2.0%)
Other Securities		290,352,709	2.0%

TOTAL COMMON STOCKS		14,258,904,373	99.8%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Securities		256,190	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Securities		579,567	0.0%

INDUSTRIALS — (0.0%)
Other Securities		745,440	0.0%

TOTAL PREFERRED STOCKS		1,581,197	0.0%

RIGHTS/WARRANTS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Securities		4,784	0.0%

17

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

CONSUMER DISCRETIONARY — (0.0%)
Other Securities		$2,568	0.0%

HEALTH CARE — (0.0%)
Other Securities		317,934	0.0%

TOTAL RIGHTS/WARRANTS		325,286	0.0%

TOTAL INVESTMENT SECURITIES — (98.5%)
(Cost $7,028,422,181)		14,260,810,856

SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	18,648,259	215,751,029	1.5%

TOTAL INVESTMENTS — 100.0%
(Cost $7,244,173,210)		$14,476,561,885	101.3%

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$842,772,561	$—	$18,098	$842,790,659
Consumer Discretionary	1,689,717,839	—	—	1,689,717,839
Consumer Staples	891,664,737	—	15,791	891,680,528
Energy	688,011,481	—	—	688,011,481
Financials	2,070,446,114	—	6,625	2,070,452,739
Healthcare	1,794,416,950	—	506,240	1,794,923,190
Industrials	1,896,935,453	—	470,610	1,897,406,063
Information Technology	3,350,088,777	—	—	3,350,088,777
Materials	690,293,112	—	—	690,293,112
Real Estate	53,187,276	—	—	53,187,276
Utilities	290,352,709	—	—	290,352,709
Preferred Stocks
Communication Services	256,190	—	—	256,190
Consumer Discretionary	579,567	—	—	579,567
Industrials	745,440	—	—	745,440
Rights/Warrants
Communication Services	—	—	4,784	4,784
Consumer Discretionary	—	—	2,568	2,568
Healthcare	—	6,855	311,079	317,934
Collateral for Securities on Loan	215,751,029	—	—	215,751,029

Total Investments	$14,475,219,235	$6,855	$1,335,795	$14,476,561,885

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

18

DIMENSIONAL INTERNATIONAL VALUE ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.0%)
AUSTRALIA — (7.0%)
	Australia & New Zealand Banking Group, Ltd.	2,251,467	$43,680,213	1.1%
	National Australia Bank, Ltd.	1,973,124	45,753,885	1.2%
	Santos, Ltd.	3,692,776	20,994,207	0.6%
	Westpac Banking Corp.	2,396,856	40,658,456	1.1%
	Other Securities		124,154,883	3.1%

TOTAL AUSTRALIA			275,241,644	7.1%

AUSTRIA — (0.1%)
	Other Securities		3,558,114	0.1%

BELGIUM — (0.6%)
	Other Securities		24,204,374	0.6%

CANADA — (12.1%)
	Bank of Montreal	436,989	46,338,313	1.2%
#	Bank of Nova Scotia (The)	479,452	30,358,901	0.8%
	Barrick Gold Corp.	861,596	19,222,207	0.5%
#	Canadian Imperial Bank of Commerce	263,258	29,253,864	0.8%
#	Canadian Natural Resources, Ltd.	1,028,388	63,626,365	1.7%
#	Fairfax Financial Holdings, Ltd.	31,399	17,341,741	0.5%
	Manulife Financial Corp.	991,757	19,398,767	0.5%
	Nutrien, Ltd.	359,705	35,341,016	0.9%
	Suncor Energy, Inc.	788,789	28,349,077	0.7%
	Other Securities		188,341,370	4.8%

TOTAL CANADA			477,571,621	12.4%

CHINA — (0.1%)
	Other Securities		2,425,859	0.1%

DENMARK — (1.8%)
	DSV A/S	110,033	18,257,429	0.5%
	Vestas Wind Systems A/S	668,272	17,326,378	0.5%
	Other Securities		34,159,271	0.8%

TOTAL DENMARK			69,743,078	1.8%

FINLAND — (1.1%)
	Other Securities		42,413,697	1.1%

FRANCE — (9.4%)
	BNP Paribas SA	557,141	29,214,475	0.8%
	Carrefour SA	849,079	18,058,078	0.4%
	Cie de Saint-Gobain	566,709	33,676,950	0.9%
	Cie Generale des Etablissements Michelin SCA	202,569	25,441,064	0.7%
	Orange SA	1,917,674	22,896,936	0.6%
#	Sanofi	225,892	24,111,733	0.6%
	Societe Generale SA	708,424	17,316,184	0.4%
	TotalEnergies SE	2,087,660	104,007,494	2.7%
	Other Securities		94,913,005	2.5%

TOTAL FRANCE			369,635,919	9.6%

GERMANY — (7.3%)
	Allianz SE, Registered	187,319	42,723,853	1.1%

19

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
GERMANY — (Continued)
BASF SE	375,946	$19,992,866	0.5%
Bayerische Motoren Werke AG	281,320	23,300,137	0.6%
Mercedes-Benz Group AG	717,384	50,781,684	1.3%
Volkswagen AG, Preference	178,160	27,993,323	0.7%
Other Securities		120,829,147	3.2%

TOTAL GERMANY		285,621,010	7.4%

HONG KONG — (1.9%)
Other Securities		75,917,064	2.0%

IRELAND — (0.4%)
Other Securities		14,269,571	0.4%

ISRAEL — (0.6%)
Other Securities		22,115,350	0.6%

ITALY — (1.7%)
Other Securities		68,838,127	1.8%

JAPAN — (18.6%)
Honda Motor Co., Ltd.	972,588	25,665,934	0.7%
Mitsubishi Corp.	601,900	20,362,208	0.5%
Mitsubishi UFJ Financial Group, Inc.	3,455,734	20,119,328	0.5%
Takeda Pharmaceutical Co., Ltd.	913,594	26,577,152	0.7%
Toyota Motor Corp.	4,041,340	69,731,519	1.8%
Other Securities		571,379,933	14.8%

TOTAL JAPAN		733,836,074	19.0%

NETHERLANDS — (3.5%)
Koninklijke Ahold Delhaize NV	1,374,831	40,741,213	1.1%
Other Securities		97,291,468	2.5%

TOTAL NETHERLANDS		138,032,681	3.6%

NEW ZEALAND — (0.3%)
Other Securities		10,821,757	0.3%

NORWAY — (1.0%)
Other Securities		41,047,659	1.1%

PORTUGAL — (0.1%)
Other Securities		5,118,333	0.1%

SINGAPORE — (1.1%)
Other Securities		44,056,296	1.1%

SPAIN — (1.9%)
Banco Santander SA	9,679,380	28,760,087	0.8%
Other Securities		46,875,028	1.1%

TOTAL SPAIN		75,635,115	1.9%

SWEDEN — (2.7%)
Other Securities		106,189,019	2.7%

SWITZERLAND — (8.8%)
Cie Financiere Richemont SA, Registered	240,238	28,586,503	0.7%
Holcim AG	493,389	24,475,023	0.7%

20

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SWITZERLAND — (Continued)
Novartis AG, Sponsored ADR	668,701	$58,865,749	1.5%
Novartis AG, Registered	354,588	31,602,955	0.8%
UBS Group AG	1,374,597	23,671,137	0.6%
Zurich Insurance Group AG d	113,727	52,244,238	1.4%
Other Securities		126,356,284	3.2%

TOTAL SWITZERLAND		345,801,889	8.9%

UNITED KINGDOM — (14.9%)
Anglo American PLC	601,315	27,072,386	0.7%
Aviva PLC	4,382,671	23,841,950	0.6%
BP PLC, Sponsored ADR	2,254,065	64,736,747	1.7%
British American Tobacco PLC	1,132,090	47,643,009	1.2%
Glencore PLC	7,699,319	48,071,203	1.3%
# HSBC Holdings PLC, Sponsored ADR	1,245,706	38,629,343	1.0%
Lloyds Banking Group PLC	45,977,919	26,484,205	0.7%
Shell PLC, ADR	2,742,010	146,505,594	3.8%
Vodafone Group PLC	19,765,648	30,160,915	0.8%
Other Securities		133,658,012	3.4%

TOTAL UNITED KINGDOM		586,803,364	15.2%

TOTAL COMMON STOCKS
(Cost $3,370,895,724)		3,818,897,615	98.9%

TOTAL INVESTMENT SECURITIES — 97.0%
(Cost $3,370,895,724)		3,818,897,615

SECURITIES LENDING COLLATERAL — (3.0%)
@§ The DFA Short Term Investment Fund	10,220,013	118,240,437	3.1%

TOTAL INVESTMENTS — 100.0%
(Cost $3,489,136,161)		$3,937,138,052	102.0%

As of April 30, 2022, Dimensional International Value ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	40	06/20/22	$8,301,904	$8,255,000	$(46,904)

Total Futures Contracts			$8,301,904	$8,255,000	$(46,904)

21

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$275,241,644	$—	$—	$275,241,644
Austria	3,558,114	—	—	3,558,114
Belgium	24,204,374	—	—	24,204,374
Canada	477,571,621	—	—	477,571,621
China	2,425,859	—	—	2,425,859
Denmark	69,743,078	—	—	69,743,078
Finland	42,413,697	—	—	42,413,697
France	369,635,919	—	—	369,635,919
Germany	285,621,010	—	—	285,621,010
Hong Kong	75,917,064	—	—	75,917,064
Ireland	14,269,571	—	—	14,269,571
Israel	22,115,350	—	—	22,115,350
Italy	68,838,127	—	—	68,838,127
Japan	733,836,074	—	—	733,836,074
Netherlands	138,032,681	—	—	138,032,681
New Zealand	10,821,757	—	—	10,821,757
Norway	41,047,659	—	—	41,047,659
Portugal	5,118,333	—	—	5,118,333
Singapore	44,056,296	—	—	44,056,296
Spain	75,635,115	—	—	75,635,115
Sweden	106,189,019	—	—	106,189,019
Switzerland	345,801,889	—	—	345,801,889
United Kingdom	586,803,364	—	—	586,803,364
Futures Contracts**	(46,904)	—	—	(46,904)
Collateral for Securities on Loan	118,240,437	—	—	118,240,437

Total Investments	$3,937,091,148	$—	$—	$3,937,091,148

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

22

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.0%)
AUSTRALIA — (4.9%)
BHP Group, Ltd.	329,587	$11,244,970	0.3%
# BHP Group, Ltd., Sponsored ADR	178,889	11,981,985	0.3%
National Australia Bank, Ltd.	367,632	8,524,853	0.2%
Other Securities		205,905,441	4.1%

TOTAL AUSTRALIA		237,657,249	4.9%

AUSTRIA — (0.4%)
Other Securities		17,164,491	0.4%

BELGIUM — (0.8%)
Other Securities		38,182,462	0.8%

BRAZIL — (1.7%)
Vale SA	622,419	10,468,333	0.2%
Other Securities		72,214,469	1.5%

TOTAL BRAZIL		82,682,802	1.7%

CANADA — (8.2%)
# Canadian Natural Resources, Ltd.	308,567	19,091,040	0.4%
# Royal Bank of Canada	161,259	16,291,997	0.3%
Royal Bank of Canada	88,038	8,937,781	0.2%
Suncor Energy, Inc.	255,790	9,193,093	0.2%
Tourmaline Oil Corp.	146,387	7,577,923	0.2%
Other Securities		340,784,203	7.0%

TOTAL CANADA		401,876,037	8.3%

CHILE — (0.1%)
Other Securities		6,084,724	0.1%

CHINA — (9.2%)
China Construction Bank Corp., Class H	21,060,200	15,004,368	0.3%
Ping An Insurance Group Co. of China, Ltd., Class H	1,496,500	9,803,547	0.2%
Tencent Holdings, Ltd.	519,500	24,987,962	0.5%
Other Securities		398,856,616	8.3%

TOTAL CHINA		448,652,493	9.3%

COLOMBIA — (0.0%)
Other Securities		2,192,001	0.0%

CZECH REPUBLIC — (0.0%)
Other Securities		1,499,144	0.0%

DENMARK — (1.5%)
Novo Nordisk A/S, Class B	153,727	17,709,138	0.4%
Other Securities		57,515,555	1.2%

TOTAL DENMARK		75,224,693	1.6%

EGYPT — (0.0%)
Other Securities		308,651	0.0%

FINLAND — (1.0%)
Other Securities		48,447,293	1.0%

23

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
FRANCE — (5.1%)
Air Liquide SA	74,613	$13,014,435	0.3%
Cie Generale des Etablissements Michelin SCA	66,062	8,296,865	0.2%
LVMH Moet Hennessy Louis Vuitton SE	25,505	16,668,616	0.4%
Orange SA	757,187	9,040,776	0.2%
TotalEnergies SE	258,359	12,871,479	0.3%
Vinci SA	78,676	7,705,668	0.2%
Other Securities		179,601,417	3.5%

TOTAL FRANCE		247,199,256	5.1%

GERMANY — (4.7%)
* Bayer AG, Registered	149,830	9,942,196	0.2%
Deutsche Telekom AG	582,139	10,790,246	0.2%
Mercedes-Benz Group AG	178,960	12,668,097	0.3%
Rheinmetall AG	43,441	9,843,895	0.2%
Other Securities		185,611,425	3.9%

TOTAL GERMANY		228,855,859	4.8%

GREECE — (0.1%)
Other Securities		4,153,379	0.1%

HONG KONG — (1.6%)
AIA Group, Ltd.	1,215,800	12,047,750	0.3%
Other Securities		66,976,828	1.3%

TOTAL HONG KONG		79,024,578	1.6%

HUNGARY — (0.1%)
Other Securities		2,795,798	0.1%

INDIA — (5.0%)
Infosys, Ltd.	449,114	9,209,650	0.2%
Reliance Industries, Ltd.	231,670	8,456,254	0.2%
Other Securities		227,425,683	4.7%

TOTAL INDIA		245,091,587	5.1%

INDONESIA — (0.7%)
Other Securities		31,571,468	0.7%

IRELAND — (0.5%)
# CRH PLC, Sponsored ADR	214,884	8,505,109	0.2%
Other Securities		14,431,943	0.3%

TOTAL IRELAND		22,937,052	0.5%

ISRAEL — (0.8%)
Other Securities		39,521,980	0.8%

ITALY — (1.7%)
Other Securities		81,827,921	1.7%

JAPAN — (13.6%)
Hitachi, Ltd.	163,500	7,662,643	0.2%
ITOCHU Corp.	252,100	7,650,951	0.2%
KDDI Corp.	355,400	11,891,471	0.3%
Sony Group Corp.	126,000	10,911,701	0.3%
Takeda Pharmaceutical Co., Ltd.	309,708	9,009,644	0.2%
Toyota Motor Corp.	1,314,800	22,686,287	0.5%

24

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
JAPAN — (Continued)
Other Securities		$592,475,802	12.1%

TOTAL JAPAN		662,288,499	13.8%

KOREA, REPUBLIC OF — (4.6%)
Samsung Electronics Co., Ltd., GDR	10,594	14,021,159	0.3%
Samsung Electronics Co., Ltd.	629,940	33,804,105	0.7%
SK Hynix, Inc.	108,910	9,755,076	0.2%
Other Securities		167,178,150	3.5%

TOTAL KOREA, REPUBLIC OF		224,758,490	4.7%

MALAYSIA — (0.5%)
Other Securities		24,564,725	0.5%

MEXICO — (0.7%)
Other Securities		33,837,442	0.7%

NETHERLANDS — (2.2%)
ASML Holding NV, Sponsored NYS	26,757	15,084,794	0.3%
Koninklijke Ahold Delhaize NV	339,287	10,054,300	0.2%
Other Securities		80,570,126	1.7%

TOTAL NETHERLANDS		105,709,220	2.2%

NEW ZEALAND — (0.3%)
Other Securities		14,106,894	0.3%

NORWAY — (0.7%)
Other Securities		34,266,947	0.7%

PERU — (0.0%)
Other Securities		784,480	0.0%

PHILIPPINES — (0.2%)
Other Securities		10,946,055	0.2%

POLAND — (0.3%)
Other Securities		12,745,433	0.3%

PORTUGAL — (0.2%)
Other Securities		8,601,237	0.2%

QATAR — (0.2%)
Other Securities		10,760,359	0.2%

RUSSIAN FEDERATION — (0.0%)
Other Securities		—	0.0%

SAUDI ARABIA — (1.0%)
Other Securities		50,949,924	1.1%

SINGAPORE — (0.6%)
Other Securities		29,106,437	0.6%

SOUTH AFRICA — (1.7%)
# Gold Fields, Ltd., Sponsored ADR	573,819	7,706,389	0.2%
Other Securities		77,313,841	1.6%

TOTAL SOUTH AFRICA		85,020,230	1.8%

25

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SPAIN — (1.4%)
Iberdrola SA	851,297	$9,887,837	0.2%
Other Securities		59,283,105	1.2%

TOTAL SPAIN		69,170,942	1.4%

SWEDEN — (2.1%)
Other Securities		102,919,933	2.1%

SWITZERLAND — (5.0%)
Nestle SA, Registered	339,556	44,077,748	0.9%
Novartis AG, Sponsored ADR	120,676	10,623,108	0.2%
Roche Holding AG	63,328	23,644,019	0.5%
Other Securities		165,107,596	3.5%

TOTAL SWITZERLAND		243,452,471	5.1%

TAIWAN — (5.8%)
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	296,894	27,590,359	0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	738,465	13,478,793	0.3%
Other Securities		242,175,468	5.0%

TOTAL TAIWAN		283,244,620	5.9%

THAILAND — (0.7%)
Other Securities		35,386,809	0.7%

TURKEY — (0.2%)
Other Securities		8,143,820	0.2%

UNITED ARAB EMIRATES — (0.3%)
Other Securities		12,655,076	0.3%

UNITED KINGDOM — (7.6%)
AstraZeneca PLC, Sponsored ADR	191,930	12,744,152	0.3%
BP PLC, Sponsored ADR	520,008	14,934,630	0.3%
# Rio Tinto PLC, Sponsored ADR	133,519	9,495,871	0.2%
Shell PLC, ADR	338,393	18,080,338	0.4%
Unilever PLC, Sponsored ADR	206,814	9,567,216	0.2%
Other Securities		308,030,226	6.3%

TOTAL UNITED KINGDOM		372,852,433	7.7%

UNITED STATES — (0.0%)
Other Securities		264,115	0.0%

TOTAL COMMON STOCKS		4,779,487,509	99.3%

PREFERRED STOCK — (0.0%)
PHILIPPINES — (0.0%)
Other Securities		51,740	0.0%

TOTAL PREFERRED STOCK		51,740	0.0%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		3,979	0.0%

CANADA — (0.0%)
Other Securities		86,367	0.0%

26

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
CHINA — (0.0%)
Other Securities		$—	0.0%

ITALY — (0.0%)
Other Securities		—	0.0%

KOREA, REPUBLIC OF — (0.0%)
Other Securities		11,537	0.0%

MALAYSIA — (0.0%)
Other Securities		5,350	0.0%

NEW ZEALAND — (0.0%)
Other Securities		174,532	0.0%

PHILIPPINES — (0.0%)
Other Securities		4,762	0.0%

SINGAPORE — (0.0%)
Other Securities		—	0.0%

SWITZERLAND — (0.0%)
Other Securities		11,672	0.0%

TAIWAN — (0.0%)
Other Securities		48	0.0%

THAILAND — (0.0%)
Other Securities		168,464	0.0%

TURKEY — (0.0%)
Other Securities		5,091	0.0%

TOTAL RIGHTS/WARRANTS		471,802	0.0%

TOTAL INVESTMENT SECURITIES — 98.0%
(Cost $4,093,076,723)		4,780,011,051

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	8,558,414	99,016,576	2.1%

TOTAL INVESTMENTS — 100.0%
(Cost $4,192,093,299)		$4,879,027,627	101.4%

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$237,367,523	$289,726	$—	$237,657,249
Austria	17,164,491	—	—	17,164,491
Belgium	38,182,462	—	—	38,182,462
Brazil	82,682,802	—	—	82,682,802
Canada	401,876,037	—	—	401,876,037
Chile	6,084,724	—	—	6,084,724
China	446,236,791	2,211,854	203,848	448,652,493
Colombia	2,192,001	—	—	2,192,001

27

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Czech Republic	$1,499,144	$—	$—	$1,499,144
Denmark	75,224,693	—	—	75,224,693
Egypt	308,651	—	—	308,651
Finland	48,447,293	—	—	48,447,293
France	247,197,609	—	1,647	247,199,256
Germany	228,855,859	—	—	228,855,859
Greece	4,149,625	—	3,754	4,153,379
Hong Kong	78,552,960	289,589	182,029	79,024,578
Hungary	2,795,798	—	—	2,795,798
India	244,869,154	221,746	687	245,091,587
Indonesia	31,524,110	21,321	26,037	31,571,468
Ireland	22,937,052	—	—	22,937,052
Israel	39,521,980	—	—	39,521,980
Italy	81,827,921	—	—	81,827,921
Japan	662,288,499	—	—	662,288,499
Korea, Republic of	224,520,554	183,818	54,118	224,758,490
Malaysia	24,540,325	24,400	—	24,564,725
Mexico	33,836,889	—	553	33,837,442
Netherlands	105,709,220	—	—	105,709,220
New Zealand	13,667,228	439,666	—	14,106,894
Norway	34,266,947	—	—	34,266,947
Peru	784,480	—	—	784,480
Philippines	10,945,904	151	—	10,946,055
Poland	12,745,433	—	—	12,745,433
Portugal	8,601,237	—	—	8,601,237
Qatar	10,760,359	—	—	10,760,359
Russian Federation	—	—	—	—
Saudi Arabia	50,949,924	—	—	50,949,924
Singapore	29,049,390	—	57,047	29,106,437
South Africa	85,020,230	—	—	85,020,230
Spain	69,027,720	143,222	—	69,170,942
Sweden	102,919,933	—	—	102,919,933
Switzerland	243,452,471	—	—	243,452,471
Taiwan	283,204,158	33,791	6,671	283,244,620
Thailand	35,386,809	—	—	35,386,809
Turkey	8,143,820	—	—	8,143,820
United Arab Emirates	12,655,076	—	—	12,655,076
United Kingdom	372,731,007	121,426	—	372,852,433
United States	168,959	95,156	—	264,115
Preferred Stock
Philippines	51,740	—	—	51,740
Rights/Warrants
Australia	3,979	—	—	3,979
Canada	86,367	—	—	86,367
China	—	—	—	—
Italy	—	—	—	—
Korea, Republic of	—	11,537	—	11,537
Malaysia	5,350	—	—	5,350
New Zealand	—	174,532	—	174,532
Philippines	—	4,762	—	4,762
Singapore	—	—	—	—
Switzerland	11,672	—	—	11,672
Taiwan	—	48	—	48
Thailand	163,607	4,857	—	168,464
Turkey	5,091	—	—	5,091
Collateral for Securities on Loan	99,016,576	—	—	99,016,576

Total Investments	$4,874,219,634	$4,271,602	$536,391	$4,879,027,627

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

28

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional U.S. Equity ETF	Dimensional U.S. Small Cap ETF	Dimensional U.S. Targeted Value ETF
ASSETS:
Investment Securities at Value (including $39,350, $195,280 and $208,184 of securities on loan, respectively)	$5,520,329	$4,161,704	$6,546,048
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $41,806, $206,911 and $220,379, respectively) (a)	41,806	206,911	220,379
Cash	6,503	5,591	43,269
Receivables:
Investment Securities Sold	52	33	20,737
Dividends and Interest	3,688	927	1,812
Receivable for Capital Shares Issued	—	30	12
Prepaid Expenses and Other Assets	148	118	185

Total Assets	5,572,526	4,375,314	6,832,442

LIABILITIES:
Payables:
Investment Securities Purchased	502	—	50,794
Fund Shares Redeemed	—	—	41
Upon Return of Securities Loaned	41,806	206,911	220,379
Accrued Expenses and Other Liabilities:
Advisory Fee	375	863	1,463
Administration and Accounting	240	163	263
Custodian	45	40	51
Transfer Agent	7	7	3
Trustee	10	7	10
Other Expenses	152	168	227

Total Liabilities	43,137	208,159	273,231

NET ASSETS	$5,529,389	$4,167,155	$6,559,211

SHARES OUTSTANDING, $0.01 PAR VALUE	124,084,990	80,275,557	149,878,862

Net Asset Value, Offering and Redemption price per share	$44.56	$51.91	$43.76

Investment Securities at Cost	$1,986,149	$2,361,414	$4,044,640

NET ASSETS CONSIST OF:
Paid-In Capital	$1,999,519	$2,293,082	$3,654,679
Total Distributable Earnings (Loss)	3,529,870	1,874,073	2,904,532

NET ASSETS	$5,529,389	$4,167,155	$6,559,211

(a)	See Note F in the Notes to Financial Statements for additional information about securities lending collateral

See accompanying Notes to Financial Statements.

29

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional U.S. Core Equity 2 ETF	Dimensional International Value ETF	Dimensional World ex U.S. Core Equity 2 ETF
ASSETS:
Investment Securities at Value (including $203,289, $113,464 and $143,116 of securities on loan, respectively)	$14,260,811	$3,818,898	$4,780,011
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $215,751, $118,240 and $99,017, respectively) (a)	215,751	118,240	99,017
Foreign Currencies at Value	—	3,228	13,895
Cash	21,743	12,079	6,538
Receivables:
Investment Securities Sold	35,130	—	319
Dividends and Interest	9,138	18,828	16,458
Receivable for Capital Shares Issued	122	—	—
Receivable for Tax Reclaims	—	9,541	5,385
Prepaid Expenses and Other Assets	281	57	91

Total Assets	14,542,976	3,980,871	4,921,714

LIABILITIES:
Payables:
Investment Securities Purchased	36,490	163	7,579
Upon Return of Securities Loaned	215,751	118,240	99,017
Variation Margin on Futures Contracts	—	47	—
Accrued Expenses and Other Liabilities:
Advisory Fee	1,972	781	996
Administration and Accounting	561	199	235
Custodian	100	36	71
Transfer Agent	8	4	3
Trustee	23	7	9
Other Expenses	350	305	455

Total Liabilities	255,255	119,782	108,365

NET ASSETS	$14,287,721	$3,861,089	$4,813,349

SHARES OUTSTANDING, $0.01 PAR VALUE	561,689,243	121,095,115	203,617,896

Net Asset Value, Offering and Redemption price per share	$25.44	$31.88	$23.64

Investment Securities at Cost	$7,028,422	$3,370,896	$4,093,077

Foreign Currencies at Cost	$—	$3,231	$14,184

NET ASSETS CONSIST OF:
Paid-In Capital	$7,106,549	$3,779,789	$4,181,879
Total Distributable Earnings (Loss)	7,181,172	81,300	631,470

NET ASSETS	$14,287,721	$3,861,089	$4,813,349

(a)	See Note F in the Notes to Financial Statements for additional information about securities lending collateral

See accompanying Notes to Financial Statements.

30

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Dimensional U.S. Equity ETF (a)	Dimensional U.S. Small Cap ETF (a)	Dimensional U.S. Targeted Value ETF (a)

INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of ($45), ($24) and ($61), respectively)	$39,753	$30,262	$57,328
Income from Securities Lending	63	144	147

Total Investment Income	39,816	30,406	57,475

EXPENSES:
Investment Management Fees	2,361	6,069	9,648
Administration and Accounting	111	78	126
Filing Fees	3	9	15
Transfer Agency	1	3	—
Directors’/Trustees’ Fees & Expenses	21	14	22
Printing Fees	159	129	187
Other Expenses	121	89	124

Total Expenses	2,777	6,391	10,122

Net Investment Income (Loss)	37,039	24,015	47,353

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Transactions and Foreign Currency Translations	(26,927)	(5,908)	(6,604)
In-Kind Transactions	40,692	74,544	410,822
Futures Contracts	—	273	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(722,704)	(614,978)	(805,780)

Net Realized and Unrealized Gain (Loss)	(708,939)	(546,069)	(401,562)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(671,900)	$(522,054)	$(354,209)

(a)	Portion of income is from investment in affiliated fund

See accompanying Notes to Financial Statements.

31

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Dimensional U.S. Core Equity 2 ETF (a)	Dimensional International Value ETF (a)	Dimensional World ex U.S. Core Equity 2 ETF (a)

INVESTMENT INCOME:
Interest	$—	$529	$35
Dividends (Net of Foreign Taxes Withheld of ($76), ($8,488) and ($8,234), respectively)	106,639	81,791	66,156
Income from Securities Lending	209	226	1,175

Total Investment Income	106,848	82,546	67,366

EXPENSES:
Investment Management Fees	11,777	5,259	5,911
Administration and Accounting	269	79	101
Custodian	—	69	93
Filing Fees	16	9	23
Transfer Agency	—	6	6
Directors’/Trustees’ Fees & Expenses	51	17	22
Printing Fees	356	94	131
Professional Fees	245	199	292
Other Expenses	31	91	125

Total Expenses	12,745	5,823	6,704

Net Investment Income (Loss)	94,103	76,723	60,662

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Transactions and Foreign Currency Translations	(99,807)	20,557	(2,224)
In-Kind Transactions	38,590	—	—
Futures Contracts	—	229	110
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(1,423,564)	(247,695)	(527,675)
Futures	—	(47)	—
Forward Currency Contracts	—	—	—

Net Realized and Unrealized Gain (Loss)	(1,484,781)	(226,956)	(529,789)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,390,678)	$(150,233)	$(469,127)

(a)	Portion of income is from investment in affiliated fund

See accompanying Notes to Financial Statements.

32

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional U.S. Equity ETF		Dimensional U.S. Small Cap ETF
	Six months ended April 30, 2022	Year ended October 31, 2021 (a)	Six months ended April 30, 2022	Year ended October 31, 2021 (a)
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$37,039	$64,175	$24,015	$37,839
Net Realized Gain (Loss) on:
Investment Securities Sold	(26,927)	4,833	(5,908)	179,860
Futures	—	—	273	—
In-Kind Transactions	40,692	—	74,544	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency	(722,704)	1,759,540	(614,978)	1,319,390

Change in Net Assets Resulting from Operations	(671,900)	1,828,548	(522,054)	1,537,089

Distributions:
Total Distributions	(37,702)	(63,460)	(115,842)	(31,370)

Change in Net Assets Resulting from Distributions	(37,702)	(63,460)	(115,842)	(31,370)

Capital Share Transactions:
Shares Issued	244,018	387,665	616,584	393,443
Dividends Reinvested	—	34,001	—	16,598
Cost of Shares Redeemed	(46,267)	(343,507)	(101,771)	(342,665)

Change in Net Assets Resulting from Capital Share Transactions	197,751	78,159	514,813	67,376

Change in Net Assets	(511,851)	1,843,247	(123,083)	1,573,095
Net Assets:
Beginning of Period	6,041,240	4,197,993	4,290,238	2,717,143

End of Period	$5,529,389	$6,041,240	$4,167,155	$4,290,238

Share Transactions:
Issued	5,040	8,862	10,890	7,126
Issued in Lieu of Cash Distributions	—	817	—	328
Redeemed	(960)	(8,153)	(1,860)	(6,614)

Change in Shares	4,080	1,526	9,030	840

(a)

During fiscal year 2021, the Fund converted from a Mutual Fund to an ETF pursuant to an Agreement and Plan of Reorganization. See Note A in the Notes to Financial Statements for additional information about the Reorganization.

See accompanying Notes to Financial Statements.

33

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional U.S. Targeted Value ETF		Dimensional U.S. Core Equity 2 ETF
	Six months ended April 30, 2022	Year ended October 31, 2021 (a)	Six months ended April 30, 2022	Year ended October 31, 2021 (a)
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$47,353	$85,944	$94,103	$157,107
Net Realized Gain (Loss) on:
Investment Securities Sold	(6,604)	125,594	(99,807)	68,049
In-Kind Transactions	410,822	—	38,590	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency	(805,780)	2,294,406	(1,423,564)	4,211,180

Change in Net Assets Resulting from Operations	(354,209)	2,505,944	(1,390,678)	4,436,336

Distributions:
Total Distributions	(56,385)	(69,616)	(93,393)	(138,569)

Change in Net Assets Resulting from Distributions	(56,385)	(69,616)	(93,393)	(138,569)

Capital Share Transactions:
Shares Issued	1,111,051	689,104	1,359,851	1,511,919
Dividends Reinvested	—	38,245	—	67,133
Cost of Shares Redeemed	(590,450)	(582,963)	(45,997)	(948,003)

Change in Net Assets Resulting from Capital Share Transactions	520,601	144,386	1,313,854	631,049

Change in Net Assets	110,007	2,580,714	(170,217)	4,928,816
Net Assets:
Beginning of Period	6,449,204	3,868,490	14,457,938	9,529,122

End of Period	$6,559,211	$6,449,204	$14,287,721	$14,457,938

Share Transactions:
Issued	24,050	16,164	49,400	59,797
Issued in Lieu of Cash Distributions	—	996	—	2,821
Redeemed	(12,900)	(14,771)	(1,700)	(39,217)

Change in Shares	11,150	2,389	47,700	23,401

(a)

During fiscal year 2021, the Fund converted from a Mutual Fund to an ETF pursuant to an Agreement and Plan of Reorganization. See Note A in the Notes to Financial Statements for additional information about the Reorganization.

See accompanying Notes to Financial Statements.

34

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional International Value ETF		Dimensional World ex U.S. Core Equity 2 ETF
	Six months ended April 30, 2022	Year ended October 31, 2021 (a)	Six months ended April 30, 2022	Year ended October 31, 2021 (a)
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$76,723	$110,177	$60,662	$102,233
Net Realized Gain (Loss) on:
Investment Securities Sold	20,557	154,431	(2,224)	86,550
Futures	229	—	110	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency	(247,695)	886,334	(527,675)	943,482
Futures	(47)	—	—	—

Change in Net Assets Resulting from Operations	(150,233)	1,150,942	(469,127)	1,132,265

Distributions:
Total Distributions	(71,113)	(81,899)	(47,717)	(79,477)

Change in Net Assets Resulting from Distributions	(71,113)	(81,899)	(47,717)	(79,477)

Capital Share Transactions:
Shares Issued	465,466	476,851	665,789	712,699
Dividends Reinvested	—	62,669	—	57,429
Cost of Shares Redeemed	—	(384,302)	—	(352,850)

Change in Net Assets Resulting from Capital Share Transactions	465,466	155,218	665,789	417,278

Change in Net Assets	244,120	1,224,261	148,945	1,470,066
Net Assets:
Beginning of Period	3,616,969	2,392,708	4,664,404	3,194,338

End of Period	$3,861,089	$3,616,969	$4,813,349	$4,664,404

Share Transactions:
Issued	13,950	21,950	26,400	37,328
Issued in Lieu of Cash Distributions	—	2,212	—	2,568
Redeemed	—	(122,094)	—	(185,130)

Change in Shares	13,950	(97,932)	26,400	(145,234)

(a)

During fiscal year 2021, the Fund converted from a Mutual Fund to an ETF pursuant to an Agreement and Plan of Reorganization. See Note A in the Notes to Financial Statements for additional information about the Reorganization.

See accompanying Notes to Financial Statements.

35

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period.)

	Dimensional U.S. Equity ETF						Dimensional U.S. Small Cap ETF
	Six Months ended April 30, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018	Year ended October 31, 2017	Six Months ended April 30, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018	Year ended October 31, 2017
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period	$50.34	$35.43	$32.60	$29.44	$28.01	$22.93	$60.22	$38.59	$42.03	$42.82	$44.35	$36.10

Income From Investment Operations (a)
Net Investment Income (Loss)	0.30	0.54	0.53	0.52	0.47	0.44	0.32	0.55	0.40	0.41	0.39	0.36
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.77)	14.91	2.83	3.25	1.40	5.09	(7.04)	21.53	(2.74)	0.35	(0.30)	9.10

Total from Investment Operations	(5.47)	15.45	3.36	3.77	1.87	5.53	(6.72)	22.08	(2.34)	0.76	0.09	9.46
Less Distributions:
Net Investment Income	(0.31)	(0.54)	(0.53)	(0.56)	(0.44)	(0.45)	(0.29)	(0.45)	(0.39)	(0.38)	(0.38)	(0.36)
Net Realized Gains	—	—	—	(0.05)	—	—	(1.30)	—	(0.71)	(1.17)	(1.24)	(0.85)

Total Distributions	(0.31)	(0.54)	(0.53)	(0.61)	(0.44)	(0.45)	(1.59)	(0.45)	(1.10)	(1.55)	(1.62)	(1.21)
Net Asset Value, End of Period	$44.56	$50.34	$35.43	$32.60	$29.44	$28.01	$51.91	$60.22	$38.59	$42.03	$42.82	$44.35
Total Return at NAV (b)(c)	(10.93)%	43.83%	10.47%	13.03%	6.68%	24.27%	(11.41)%	57.38%	(5.68)%	2.18%	0.12%	26.46%
Total Return at Market (c)(d)	(10.93)%	43.80%	—%	—%	—%	—%	(11.54)%	57.51%	—%	—%	—%	—%
Net Assets, End of Period (thousands)	$5,529,389	$6,041,240	$4,197,993	$4,010,197	$3,562,284	$3,310,640	$4,167,155	$4,290,238	$2,717,143	$3,115,850	$2,985,680	$2,933,705
Ratio of Expenses to Average Net Assets (e)	0.09%	0.17%	0.22%	0.22%	0.21%	0.22%	0.30%	0.39%	0.46%	0.50%	0.52%	0.52%
Ratio of Expense to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), (Previously Waived Fees Recovered by Advisor) and/or (Fees Paid Indirectly (e)	0.09%	0.17%	0.22%	0.22%	0.21%	0.22%	0.30%	0.39%	0.46%	0.50%	0.52%	0.52%
Ratio of Net Investment Income to Average Net Assets (e)	1.25%	1.21%	1.57%	1.71%	1.58%	1.70%	1.11%	1.00%	1.04%	0.99%	0.86%	0.87%
Portfolio Turnover Rate (c)(f)	1%	1%	2%	2%	1%	8%	4%	11%	12%	11%	12%	11%

See page 3 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements.

36

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period.)

	Dimensional U.S. Targeted Value ETF						Dimensional U.S. Core Equity 2 ETF
	Six Months ended April 30, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018	Year ended October 31, 2017	Six Months ended April 30, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018	Year ended October 31, 2017

	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period	$46.49	$28.37	$34.02	$35.17	$37.94	$31.47	$28.13	$19.42	$19.24	$17.87	$17.56	$14.33

Income From Investment Operations (a)
Net Investment Income (Loss)	0.33	0.64	0.45	0.45	0.41	0.37	0.18	0.32	0.30	0.30	0.28	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.66)	18.00	(5.03)	0.05	(1.33)	7.53	(2.69)	8.67	0.51	1.48	0.44	3.24

Total from Investment Operations	(2.33)	18.64	(4.58)	0.50	(0.92)	7.90	(2.51)	8.99	0.81	1.78	0.72	3.49
Less Distributions:
Net Investment Income	(0.37)	(0.52)	(0.43)	(0.43)	(0.40)	(0.36)	(0.18)	(0.28)	(0.28)	(0.31)	(0.27)	(0.26)
Net Realized Gains	(0.03)	—	(0.64)	(1.22)	(1.45)	(1.07)	—	—	(0.35)	(0.10)	(0.14)	—

Total Distributions	(0.40)	(0.52)	(1.07)	(1.65)	(1.85)	(1.43)	(0.18)	(0.28)	(0.63)	(0.41)	(0.41)	(0.26)
Net Asset Value, End of Period	$43.76	$46.49	$28.37	$34.02	$35.17	$37.94	$25.44	$28.13	$19.42	$19.24	$17.87	$17.56
Total Return at NAV (b)(c)	(5.05)%	65.98%	(13.70)%	1.93%	(2.66)%	25.40%	(9.00)%	46.47%	4.31%	10.25%	4.05%	24.47%
Total Return at Market (c)(d)	(5.21)%	66.13%	—%	—%	—%	—%	(9.10)%	46.57%	—%	—%	—%	—%
Net Assets, End of Period (thousands)	$6,559,211	$6,449,204	$3,868,490	$4,743,286	$4,603,040	$4,733,681	$14,287,721	$14,457,938	$9,529,122	$10,121,793	$9,113,032	$8,230,938
Ratio of Expenses to Average Net Assets (e)	0.30%	0.38%	0.45%	0.45%	0.44%	0.44%	0.17%	0.21%	0.24%	0.25%	0.23%	0.24%
Ratio of Expense to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), (Previously Waived Fees Recovered by Advisor) and/or (Fees Paid Indirectly (e)	0.30%	—	—	—	—	—	0.17%	0.21%	0.24%	0.25%	0.23%	0.24%
Ratio of Net Investment Income to Average Net Assets (e)	1.41%	1.53%	1.55%	1.36%	1.07%	1.04%	1.28%	1.25%	1.59%	1.64%	1.49%	1.56%
Portfolio Turnover Rate (c)(f)	6%	6%	14%	24%	14%	14%	3%	2%	3%	6%	1%	2%

See page 3 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements.

37

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period.)

	Dimensional International Value ETF							Dimensional World ex U.S. Core Equity 2 ETF
	Six Months ended April 30, 2022		Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018	Year ended October 31, 2017	Six Months ended April 30, 2022	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018	Year ended October 31, 2017

	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$33.76		$11.67	$14.61	$14.61	$16.39	$13.37	$26.32	$9.91	$10.64	$10.11	$11.53	$9.38

Income From Investment Operations (a)
Net Investment Income (Loss)	0.68		0.78	0.30	0.51	0.47	0.45	0.32	0.45	0.22	0.30	0.29	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.91)		22.06	(2.88)	(0.01)	(1.79)	3.00	(2.74)	16.41	(0.72)	0.53	(1.44)	2.15

Total from Investment Operations	(1.23)		22.84	(2.58)	0.50	(1.32)	3.45	(2.42)	16.86	(0.50)	0.83	(1.15)	2.40
Less Distributions:
Net Investment Income	(0.65)		(0.75)	(0.36)	(0.50)	(0.46)	(0.43)	(0.26)	(0.45)	(0.23)	(0.30)	(0.27)	(0.25)

Total Distributions	(0.65)		(0.75)	(0.36)	(0.50)	(0.46)	(0.43)	(0.26)	(0.45)	(0.23)	(0.30)	(0.27)	(0.25)
Net Asset Value, End of Period	$31.88	(**)	$33.76	$11.67	$14.61	$14.61	$16.39	$23.64	$26.32	$9.91	$10.64	$10.11	$11.53
Total Return at NAV (b)(c)	(3.67)%		48.18%	(17.77)%	3.52%	(8.27)%	26.13%	(9.27)%	35.23%	(4.69)%	8.40%	(10.19)%	25.86%
Total Return at Market (c)(d)	(4.75)%		48.68%	—	—	—	—	(10.07)%	35.23%	—	—	—	—
Net Assets, End of Period (thousands)	$3,861,089		$3,616,969	$2,392,708	$3,821,142	$3,668,647	$3,918,069	$4,813,349	$4,664,404	$3,194,338	$3,957,333	$3,348,703	$3,368,999
Ratio of Expenses to Average Net Assets (e)	0.31%		0.48%	0.52%	0.54%	0.53%	0.53%	0.28%	0.36%	0.36%	0.37%	0.36%	0.39%
Ratio of Expense to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), (Previously Waived Fees Recovered by Advisor) and/or (Fees Paid Indirectly (e)	0.31%		0.48%	0.52%	0.55%	0.53%	0.53%	0.28%	0.39%	0.36%	0.38%	0.36%	0.39%
Ratio of Net Investment Income to Average Net Assets (e)	4.10%		3.34%	2.34%	3.58%	2.89%	3.01%	2.55%	2.39%	2.17%	2.95%	2.47%	2.42%
Portfolio Turnover Rate (c)(f)	5%		14%	16%	17%	21%	16%	4%	10%	8%	8%	6%	4%

See page 3 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements.

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DIMENSIONAL ETF TRUST

NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION

The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the “1940 Act”). As of April 30, 2022, the Trust is comprised of twenty-three operational exchange-traded funds (“ETFs”) and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of Dimensional U.S. Equity ETF (“US Equity ETF”), Dimensional U.S. Small Cap ETF (“US Small Cap ETF”), Dimensional U.S. Targeted Value ETF (“US Targeted Value ETF”), Dimensional U.S. Core Equity 2 ETF (“US Core Equity 2 ETF”), Dimensional International Value ETF (“International Value ETF”), and Dimensional World ex U.S. Core Equity 2 ETF (“World ex US Core Equity 2 ETF”) (individually referred to as a “Fund” or collectively as the “Funds”). The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The Funds identified below as “Acquiring Funds” became series of the Trust as of the date indicated following a reorganization (“Reorganization”), pursuant to Agreements and Plans of Reorganization dated as shown below (each, a “Plan” and collectively, the “Plans”), which resulted in the conversion of corresponding “Target Funds” organized as mutual funds to ETFs. The Acquiring Funds were established as “shell” funds, organized solely in connection with the Reorganization for the purpose of acquiring the assets and liabilities of the corresponding Target Funds and continuing the operations of the Target Funds as ETFs. The Acquiring Funds had no performance history prior to the Reorganization.

Acquiring Fund	Target Fund	Date
Dimensional U.S. Equity ETF	Tax- Managed U.S. Equity Portfolio	June 11, 2021
Dimensional U.S. Small Cap ETF	Tax- Managed U.S. Small Cap Portfolio	June 11, 2021
Dimensional U.S. Targeted Value ETF	Tax- Managed U.S. Targeted Value Portfolio	June 11, 2021
Dimensional U.S. Core Equity 2 ETF	TA U.S. Core Equity 2 Portfolio	June 11, 2021
Dimensional International Value ETF	Tax- Managed DFA International Value Portfolio	September 10, 2021
Dimensional World ex U.S. Core Equity 2 ETF	TA World ex U.S. Core Equity Portfolio	September 10, 2021

Each Reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares) of the Acquiring Fund for shares of the Target Funds of equivalent aggregate net asset value.

Fees and expenses incurred to effect the Reorganizations were borne by the Target Funds. The management fee of each Acquiring Fund is lower than the management fee of its corresponding Target Fund and, therefore, each Acquiring Fund is expected to experience lower overall expenses as compared to its corresponding Target Fund. The Reorganizations did not result in a material change to the Target Funds’ investment portfolios as compared to those of the Acquiring Funds. There are no material differences in accounting policies of the Target Funds as compared to those of the Acquiring Funds.

The Acquiring Funds did not purchase or sell securities following the Reorganizations for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Target Funds did not affect the Acquiring Funds’ portfolio turnover ratios for the period ended October 31, 2021.

The Board is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s

39

maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called (“Creation Units”). Currently a Creation Unit is 30,000 Shares for US Small Cap ETF, 40,000 Shares for US Equity ETF, 50,000 Shares for US Targeted Value ETF and International Value ETF, 100,000 Shares for US Core Equity 2 ETF, and 200,000 Shares for World ex U.S. Core Equity 2 ETF. Creation Units are issued and redeemed principally in-kind. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the funds’ distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

1. SECURITY VALUATION

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Advisor, with input from certain third-party pricing services and others, in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs are quoted prices in active markets for identical assets.

•	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

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The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the fair value hierarchy unless intrinsic value is used then would be categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively in the fair value hierarchy.

With respect to the World ex U.S. Core Equity 2 ETF and the International Value ETF (the “International Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. Because the International Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Funds do not price their shares, the NAVs of the International Funds may change on days when shareholders will not be able to purchase or redeem shares.

Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

2. SECURITY TRANSACTIONS AND RELATED INCOME

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. World ex U.S. Core Equity 2 ETF is subject to tax on short-term and long-term capital gains for investments in India, the Cayman Islands, and Thailand. Such taxes are accrued on a daily basis and due upon sale of individual securities.

3. FOREIGN CURRENCY TRANSLATIONS

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at

41

the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

4. RESTRICTED SECURITIES

A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.

5. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to its shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.

C. DERIVATIVE INSTRUMENTS

All open derivative positions at period end are reflected on each Fund’s Summary Schedule of Portfolio Holdings. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

1. FORWARD CURRENCY CONTRACTS

The Dimensional International Value ETF and Dimensional World ex U.S. Core Equity 2 ETF may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. As of April 30, 2022, there were no forward currency contracts outstanding. During the period ended April 30, 2022, the Funds had limited activity in forward currency contracts.

2. FUTURES CONTRACTS

Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and

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Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements. The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange- traded futures, guarantees the futures against default. The gross notional amount of futures contracts outstanding as of April 30, 2022, and the monthly average notional amount for these contracts for the period ended April 30, 2022 were as follows (amounts in thousands):

	Outstanding Notional Amount		Monthly Average Notional Amount
Futures Contracts:	Long	Short	Long	Short
International Value ETF	$8,255	$—	$8,255	$—

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by primary risk exposure, as of April 30, 2022 (amounts in thousands):

	Assets	Liabilities
Fund	Unrealized Appreciation on Futures Contracts (1)(2)	Unrealized Depreciation on Futures Contracts (1)(2)
Equity Risk Exposure:
International Value ETF	$—	$47

(1)

For futures contracts, the amounts represent their cumulative appreciation/(depreciation), which includes movements of variation margin. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

(2)	Presented on the Statements of Assets and Liabilities as Receivables or Payables: Variation Margin on Futures Contracts.

The following summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the period ended April 30, 2022 (amounts in thousands):

Realized Gain/(Loss) from:
Fund	Futures Contracts
Equity Risk Exposure:
US Small Cap ETF	$273
International Value ETF	229
World ex US Core Equity 2 ETF	110

Change in Unrealized Appreciation (Depreciation) on Derivatives
Fund	Futures Contracts
Equity Risk Exposure:
International Value ETF	$(47)

Currency Rate Risk Exposure:

The Funds had limited activity in forward foreign currency contracts during the period ended April 30, 2022, and no such contracts were outstanding as of April 30, 2022. Net realized and changes in unrealized gain or loss on such contracts were minimal during the period ended April 30, 2022, and are included in Net Realized Gain/(Loss) from Investment Securities Sold and Foreign Currency Transactions and Change in Unrealized Appreciation (Depreciation) on Investment Securities and Foreign Currency Translations, respectively, on the accompanying Statements of Operations.

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D. INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES

1. INVESTMENT ADVISORY FEES

Dimensional Fund Advisors LP (the “Advisor”), serves as the investment advisor to the Funds pursuant to an investment management agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as Sub-Advisors for the International Value ETF and World ex US Core Equity 2 ETF.

For the period ended April 30, 2022, the Funds’ investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Fund	Management Fee
US Equity ETF	0.08%
US Small Cap ETF*	0.28%
US Targeted Value ETF*	0.29%
US Core Equity 2 ETF	0.16%
International Value ETF*	0.28%
World ex US Core Equity 2 ETF	0.25%

*	The management fees payable by the following Funds were reduced as follows:

Fund	Management Fee Prior to February 28, 2022	Management Fee Effective February 28, 2022
US Small Cap ETF	0.30%	0.25%
US Targeted Value ETF	0.30%	0.27%
International Value ETF	0.30%	0.25%

Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the US Equity ETF, US Core Equity 2 ETF and World ex US Core Equity 2 ETF, as described in the notes below. The Fee Waiver Agreement will remain in effect through February 28, 2023, and may only be terminated by the Trust’s Board of Trustees prior to that date and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the period ended April 30, 2022, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. The net amount of waived fees/expenses assumed during the period ended April 30, 2022 are also reflected below (amounts in thousands). At any time that the ETF Fund Expenses (defined below) of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed and less than the current Expense Limitation Amount in place for the Fund. The Trust, on behalf of a Fund, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

	Expense Limitation Amount	Waived Fees/ Expense Assumed	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
US Equity ETF (1)	0.22%	$—	$—	$—
US Core Equity 2 ETF (2)	0.30%	—	—	—
World ex US Core Equity 2 ETF (3)	0.39%	—	—	—

(1) The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other

44

investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

(3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Fund (including the expenses that the Fund bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Fund incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

2. ADMINISTRATION, ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN FEES

Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust. American Stock Transfer & Trust Company, LLC serves as stock transfer agent for the Acquiring Funds listed above. Prior to the Reorganizations, State Street Bank and Trust Company provided accounting and administration services, dividend disbursing, and transfer agent services for the Target Funds.

3. DISTRIBUTION AND SHAREHOLDER SERVICES FEES

DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares.

4. FEES PAID TO OFFICERS AND TRUSTEES

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO, with respect to the Funds) receive no compensation from the Trust. For the period ended April 30, 2022, the total related amounts paid by the Trust to the CCO was $6 (in thousands). The total related amounts paid by each of the Funds are included in Other Expenses on the Statements of Operations.

E. FEDERAL INCOME TAXES

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021 can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

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The tax character of dividends and distributions declared and paid during the year ended October 31, 2020 and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax-Exempt Income	Total
US Equity ETF
2020	$64,573	$—	$—	$64,573
2021	63,460	—	—	63,460
US Small Cap ETF
2020	27,794	52,632	—	80,426
2021	31,370	—	—	31,370
US Targeted Value ETF
2020	59,992	89,816	—	149,808
2021	69,616	—	—	69,616
US Core Equity 2 ETF
2020	142,077	180,449	—	322,526
2021	138,569	—	—	138,569
International Value ETF
2020	80,394	—	—	80,394
2021	81,899	—	—	81,899
World ex US Core Equity 2 ETF
2020	9,362	4,663	—	14,025
2021	79,477	—	—	79,477

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
US Equity ETF	$(301)	$—	$(301)
US Small Cap ETF	(3,770)	(430)	(4,200)
US Targeted Value ETF	(685)	—	(685)
US Core Equity 2 ETF	(859)	—	(859)
International Value ETF	(2,039)	—	(2,039)
World ex US Core Equity 2 ETF	(1,834)	—	(1,834)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
US Equity ETF	$8,781	$—	$(23,136)	$4,253,827	$4,239,472
US Small Cap ETF	2,564	94,306	—	2,415,098	2,511,968
US Targeted Value ETF	11,286	4,625	—	3,299,215	3,315,126
US Core Equity 2 ETF	20,629	—	(16,671)	8,661,285	8,665,243
International Value ETF	35,559	—	(420,549)	687,636	302,646
World ex US Core Equity 2 ETF	27,100	—	(77,255)	1,198,469	1,148,314

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For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
US Equity ETF	$23,136	$23,136
US Small Cap ETF	—	—
US Targeted Value ETF	—	—
US Core Equity 2 ETF	16,671	16,671
International Value ETF	420,549	420,549
World ex US Core Equity 2 ETF	77,255	77,255

During the year ended October 31, 2021, the Funds used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

US Equity ETF	$3,320
US Small Cap ETF	77,310
US Targeted Value ETF	115,716
US Core Equity 2 ETF	18,666
International Value ETF	147,125
World ex US Core Equity 2 ETF	92,101

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
US Equity ETF	$1,983,092	$3,560,705	$(29,583)	$3,531,122
US Small Cap ETF	2,361,247	1,877,255	(77,133)	1,800,122
US Targeted Value ETF	4,036,668	2,558,180	(64,743)	2,493,437
US Core Equity 2 ETF	7,033,755	7,324,180	(86,459)	7,237,721
International Value ETF	3,364,321	707,776	(267,124)	440,652
World ex US Core Equity 2 ETF	4,078,261	1,152,671	(481,383)	671,288

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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F. SECURITIES LENDING

As of April 30, 2022, the Funds had securities on loan to brokers/dealers, for which the Funds received cash collateral. Additionally, the Funds received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
US Equity ETF	$—
US Small Cap ETF	—
US Targeted Value ETF	—
US Core Equity 2 ETF	—
International Value ETF	522
World ex US Core Equity 2 ETF	53,696

Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Funds also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
US Equity ETF
Common Stocks	$41,806	$—	$—	$—	$41,806
US Small Cap ETF
Common Stocks	206,911	—	—	—	206,911
US Targeted Value ETF			—	—
Common Stocks	220,379	—	—	—	220,379
US Core Equity 2 ETF		—	—	—
Common Stocks	215,751	—	—	—	215,751
International Value ETF		—	—	—
Common Stocks	118,240	—	—	—	118,240
World ex US Core Equity 2 ETF		—	—	—
Common Stocks	99,017	—	—	—	99,017

G. AFFILIATED TRADES

Cross trades for the period ended April 30, 2022, if any, were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the period ended April 30, 2022, cross trades by the Funds under Rule 17a-7 were as follows (amounts in thousands):

	Purchases	Sales	Net Realized Gain (Loss)
US Equity ETF	$18,344	$21,820	$(6,444)
US Small Cap ETF	21,434	53,301	(16,093)
US Targeted Value ETF	33,005	111,306	(30,213)
US Core Equity 2 ETF	52,151	111,198	(54,218)
International Value ETF	21,160	13,351	(855)
World ex US Core Equity 2 ETF	12,949	27,334	1,596

H. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended April 30, 2022 were as follows (amounts in thousands):

	Purchases	Sales
US Equity ETF	$89,811	$85,408
US Small Cap ETF	159,955	253,231
US Targeted Value ETF	388,366	375,478
US Core Equity 2 ETF	432,261	422,639
International Value ETF	212,663	192,335
World ex US Core Equity 2 ETF	416,776	168,394

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In-kind transactions for the period ended April 30, 2022 were as follows (amounts in thousands):

	Purchases	Sales
US Equity ETF	$239,110	$46,044
US Small Cap ETF	613,819	101,294
US Targeted Value ETF	1,099,271	586,560
US Core Equity 2 ETF	1,341,716	45,904
International Value ETF	438,586	—
World ex US Core Equity 2 ETF	413,486	—

There were no purchases or sales of U.S. government securities during the period ended April 30, 2022.

I. CAPITAL SHARES TRANSACTIONS

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.

Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

J. FINANCIAL INSTRUMENTS

In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.

K. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each fund is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under

50

the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2023.

For the period ended April 30, 2022, borrowings by the Funds under the line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 4/30/2022
US Targeted Value ETF	0.83%	$6,063	2	—	6,122	—
World ex US Core Equity 2 ETF	0.83%	368	1	—	368	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain funds managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Funds did not use the interfund lending program during the period ended April 30, 2022.

L. RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Funds’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Funds could enter, eliminate the asset segregation framework currently used by the Funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Funds are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Funds.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Funds.

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M. OTHER

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Funds’ outstanding shares. The following shareholders are omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
US Equity ETF	2	100%
US Small Cap ETF	1	100%
US Targeted Value ETF	2	100%
US Core Equity 2 ETF	1	100%
International Value ETF	2	100%
World ex US Core Equity 2 ETF	1	100%

N. CONFLICT BETWEEN RUSSIA AND UKRAINE

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Funds.

O. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, Dimensional ETF Trust (“DET”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Trustees. Trustees were elected by the shareholders of all series of DET that were operational as of the record date, including each of the Funds. The results of the voting were as follows:

DET

Proposal: Election of Trustees*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	461,913,282	2,821,367	464,734,649	99.39%	0.61%	100.00%
2. David P. Butler	461,624,490	3,110,159	464,734,649	99.33%	0.67%	100.00%
3. George M Constantinides	460,449,677	4,284,972	464,734,649	99.08%	0.92%	100.00%
4. Douglas W. Diamond	461,505,330	3,229,319	464,734,649	99.31%	0.69%	100.00%
5. Darrell Duffie	461,603,406	3,131,243	464,734,649	99.33%	0.67%	100.00%
6. Francis A. Longstaff	461,641,978	3,092,671	464,734,649	99.33%	0.67%	100.00%
7. Gerard K. O’Reilly	461,591,777	3,142,872	464,734,649	99.32%	0.68%	100.00%
8. Abbie J. Smith	461,104,076	3,630,573	464,734,649	99.22%	0.78%	100.00%
9. Heather E. Tookes	461,961,684	2,772,965	464,734,649	99.40%	0.60%	100.00%
10. Ingrid M. Werner	461,292,481	3,442,168	464,734,649	99.26%	0.74%	100.00%
*	Results are for all series within DET

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available (1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com/about-us/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2022, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and the transition away from the London Inter-Bank Offered Rate on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified

55

in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2021 (the “Meeting”), the Board of Trustees of Dimensional ETF Trust (the “Board”) considered the continuation of the investment management agreements for each Portfolio (collectively, the “Funds”) and a Fund’s sub-advisory agreements. Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 29, 2021, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board also considered the proposed reduction in management fees for certain Funds. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of

57

the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

58

DFA1043022-076S

Semi-Annual Report

Period Ended: April 30, 2022 (Unaudited)

DIMENSIONAL ETF TRUST

Dimensional Core Fixed Income ETF

Dimensional Short-Duration Fixed Income ETF

Dimensional Inflation-Protected Securities ETF

Dimensional National Municipal Bond ETF

June 2022

Dear Shareholder,

The investment world is constantly evolving. In many ways, investors have benefited from an industry marked by new solutions, advancing technology, and increased personalization. Dimensional has been innovating on behalf of investors since 1981, using financial science to pursue higher expected returns in a flexible, diversified, low-cost manner.

A common thread in Dimensional’s history is the consistent, systematic application of financial theory and empirical research in managing strategies. We seek sensible ideas that we can implement well. In recent years, we have developed strategies in different product structures to give financial professionals more choices in how they integrate Dimensional Investing into client portfolios. In the first half of this year, for example, we broadened our suite of exchange-traded funds, launched a new fixed income mutual fund, and enhanced the investment management capabilities and services we provide clients.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

DIMENSIONAL ETF TRUST

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DIMENSIONAL ETF TRUST

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

(Unaudited)

Schedules of Investments

Investment Abbreviations

AGC	Assured Guaranty Corporation

COP	Certificate of Participation

ETM	Escrowed to Maturity

GO	General Obligation

MTN	Medium-Term Note

PLC	Public Limited Company

PSF-GTD	Public School Fund Guarantee

Q-SBLF	School Bond Qualification and Loan Program

RB	Revenue Bond

SA	Special Assessment

SCH BD RES FD	School Board Resolution Fund

ST	Special Tax

ST AID WITHHLDG	State Aid Withholding

ST INTERCEPT	State Intercept

Investment Footnotes

†	See Note B to Financial Statements

±	Face Amount of security is not adjusted for inflation.

¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan

§	Affiliated Fund

@	Security purchased with cash collateral received from Securities on Loan

^	Denominated in USD, unless otherwise noted.

3

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

(**)	The net asset value per share for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America

(a)	Computed using average shares outstanding

(b)	Net asset value (“NAV”) total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund

(c)	Not annualized for periods less than one year

(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market

(e)	Annualized for periods less than one year

(f)	Excludes impact of in-kind transactions

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero

SEC	Securities and Exchange Commission

4

DIMENSIONAL ETF TRUST

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as brokerage commissions, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	For the period ended April 30, 2022
EXPENSE TABLES
	Beginning Account Value at Inception	Ending Account Value 4/30/2022	Annualized Expense Ratio	Expenses Paid During Period
Dimensional Core Fixed Income ETF
Actual Fund Return(a)	$1,000.00	$890.90	0.19%	$0.82	(b)
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.19%	$0.95	(c)

Dimensional Short-Duration Fixed Income ETF
Actual Fund Return(a)	$1,000.00	$947.30	0.17%	$0.75	(b)
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85	(c)

5

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value at Inception	Ending Account Value 4/30/2022	Annualized Expense Ratio	Expenses Paid During Period

Dimensional Inflation-Protected Securities ETF
Actual Fund Return(a)	$1,000.00	$939.90	0.11%	$0.49	(b)
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55	(c)

Dimensional National Municipal Bond ETF
Actual Fund Return(a)	$1,000.00	$953.80	0.18%	$0.80	(b)
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90	(c)

(a)

Information shown reflects values for the stub period of 166 days from November 15, 2021 (commencement of operations) to April 30, 2022 and has been calculated using expense ratios and rates of returns for the same period

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from commencement of operations to April 30, 2022, divided by the number of days in the fiscal year

(c)

Expenses are equal to the Fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period

6

DIMENSIONAL ETF TRUST

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional ETF Trust, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional ETF Trust filed its most recent Form N-PORT with the SEC on March 31, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Core Fixed Income ETF
Communication Services	1.8%
Consumer Discretionary	2.8%
Consumer Staples	2.0%
Energy	4.7%
Financials	11.9%
Government	0.2%
Health Care	3.3%
Industrials	2.9%
Information Technology	4.4%
Materials	1.5%
Real Estate	3.2%
Sovereign Bond	0.9%
U.S. Government	57.0%
Utilities	3.4%

100.0%

Dimensional Short-Duration Fixed Income ETF
Communication Services	3.2%
Consumer Discretionary	3.0%
Consumer Staples	3.4%
Energy	6.3%
Financials	34.4%
Government	1.0%
Health Care	7.0%
Industrials	6.4%
Information Technology	6.7%
Materials	3.5%
Real Estate	4.6%
Sovereign Bond	7.7%
U.S. Government	9.4%
Utilities	3.4%

100.0%

Dimensional Inflation-Protected Securities ETF
U.S. Government	100.0%

100.0%

Dimensional National Municipal Bond ETF
Airport	1.3%
Bond Bank	0.3%
Development	0.2%
Education	3.1%
General	9.8%
General Obligation	46.1%
Higher Education	2.9%
Medical	4.0%
Power	2.1%
School District	18.3%
Transportation	7.3%
Utilities	0.4%
Water	4.2%

100.0%

7

DIMENSIONAL CORE FIXED INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Face Amount	Value†

		(000)
BONDS — (42.5%)
AUSTRALIA — (0.6%)
Commonwealth Bank of Australia
Ω	1.125%, 06/15/26	1,464	$1,318,149
Ω	1.875%, 09/15/31	46	38,192
Macquarie Bank, Ltd.
Ω	2.300%, 01/22/25	150	144,918
Ω	3.900%, 01/15/26	579	577,578
Rio Tinto Finance USA, Ltd.
	5.200%, 11/02/40	269	292,737
Telstra Corp. Ltd
Ω	3.125%, 04/07/25	300	295,625
Westpac Banking Corp.
	3.300%, 02/26/24	248	248,782
	2.350%, 02/19/25	50	48,611
	2.850%, 05/13/26	100	97,223
	2.700%, 08/19/26	50	48,242
#	3.400%, 01/25/28	67	65,104
	2.650%, 01/16/30	194	175,887

TOTAL AUSTRALIA			3,351,048

AUSTRIA — (0.1%)
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24	420	396,991
	0.375%, 09/17/25	200	182,912

TOTAL AUSTRIA			579,903

BELGIUM — (0.0%)
Anheuser-Busch InBev Worldwide, Inc.
	4.750%, 01/23/29	97	99,825
	4.900%, 01/23/31	70	72,613
	5.450%, 01/23/39	84	89,266

TOTAL BELGIUM			261,704

BERMUDA — (0.0%)
AXIS Specialty Finance PLC
	4.000%, 12/06/27	75	73,467

CANADA — (2.8%)
Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	440	424,822
Ω	2.950%, 01/25/30	99	88,534
Bank of Montreal
	0.450%, 12/08/23	138	132,430
#	3.300%, 02/05/24, MTN	154	154,028
#	0.625%, 07/09/24, MTN	345	324,729
	1.850%, 05/01/25, MTN	90	85,452
	1.250%, 09/15/26, MTN	225	200,784
	2.650%, 03/08/27, MTN	75	70,372
Bank of Nova Scotia (The)
	3.400%, 02/11/24	55	55,078
	0.700%, 04/15/24	329	312,759

	Face Amount	Value†

	(000)
CANADA — (Continued)
0.650%, 07/31/24	215	$201,519
2.200%, 02/03/25	229	220,634
1.300%, 06/11/25	610	565,723
1.050%, 03/02/26	50	44,967
2.150%, 08/01/31	170	142,815
Barrick North America Finance LLC
5.700%, 05/30/41	65	71,204
Brookfield Finance, Inc.
4.850%, 03/29/29	204	209,038
4.350%, 04/15/30	124	122,802
Canadian Imperial Bank of Commerce
3.100%, 04/02/24	353	351,131
1.000%, 10/18/24	60	56,377
2.250%, 01/28/25	75	72,185
1.250%, 06/22/26	392	350,027
Canadian Natural Resources, Ltd.
3.900%, 02/01/25	114	114,139
2.050%, 07/15/25	102	96,044
3.850%, 06/01/27	463	452,719
2.950%, 07/15/30	146	130,774
7.200%, 01/15/32	191	222,143
6.450%, 06/30/33	386	427,281
5.850%, 02/01/35	28	28,880
Cenovus Energy, Inc.
5.375%, 07/15/25	135	140,003
4.250%, 04/15/27	100	100,057
4.400%, 04/15/29	150	148,610
CI Financial Corp.
3.200%, 12/17/30	810	685,677
Emera US Finance, LP
2.639%, 06/15/31	99	84,647
Enbridge Energy Partners LP
7.500%, 04/15/38	183	225,343
5.500%, 09/15/40	395	413,477
Enbridge, Inc.
3.500%, 06/10/24	168	168,012
2.500%, 01/15/25	286	277,371
3.700%, 07/15/27	75	73,325
Fairfax Financial Holdings, Ltd.
4.850%, 04/17/28	407	408,897
4.625%, 04/29/30	62	60,593
3.375%, 03/03/31	325	288,706
Magna International, Inc.
4.150%, 10/01/25	189	192,010
Province of Alberta Canada
1.875%, 11/13/24	125	121,697
Province of British Columbia Canada
0.900%, 07/20/26	190	173,136
Province of Manitoba Canada
2.600%, 04/16/24	125	124,414
3.050%, 05/14/24	320	320,839
2.125%, 06/22/26	130	124,619

8

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)
CANADA — (Continued)
Province of Ontario Canada
	3.050%, 01/29/24	495	$497,155
	3.200%, 05/16/24	780	783,836
	0.625%, 01/21/26	1,250	1,140,062
	2.500%, 04/27/26	188	183,315
Province of Quebec Canada
	0.600%, 07/23/25	229	211,631
Rogers Communications, Inc.
	3.625%, 12/15/25	139	138,212
Royal Bank of Canada
	2.550%, 07/16/24	100	98,311
	0.650%, 07/29/24	761	715,257
	1.150%, 06/10/25	23	21,252
	0.875%, 01/20/26	206	184,825
	1.200%, 04/27/26	179	161,511
	2.300%, 11/03/31	185	157,524
Suncor Energy, Inc.
	3.100%, 05/15/25	50	49,047
	7.150%, 02/01/32	118	138,272
	5.950%, 12/01/34	497	541,539
	5.950%, 05/15/35	126	135,769
#	6.800%, 05/15/38	196	228,383
	6.500%, 06/15/38	20	22,856
Sysco Corp.
	3.750%, 10/01/25	100	100,443
Thomson Reuters Corp.
	3.850%, 09/29/24	56	56,110
TransCanada PipeLines, Ltd.
	4.250%, 05/15/28	128	127,830
#	4.100%, 04/15/30	135	131,955
	4.625%, 03/01/34	180	177,920
	5.600%, 03/31/34	30	31,665
	6.200%, 10/15/37	100	112,322
	7.625%, 01/15/39	424	543,485

TOTAL CANADA			16,551,310

CHINA — (0.1%)
Asian Infrastructure Investment Bank (The)
	2.250%, 05/16/24	449	443,684

FINLAND (0.1%)
Nordea Bank Abp
Ω	0.625%, 05/24/24	245	231,343
Ω	1.500%, 09/30/26	680	610,376

TOTAL FINLAND			841,719

FRANCE — (0.2%)
Banque Federative du Credit Mutuel SA
Ω	0.650%, 02/27/24	245	232,956
Ω	0.998%, 02/04/25	242	223,529
BNP Paribas SA
Ω	4.400%, 08/14/28	280	273,946
Societe Generale SA
Ω	3.000%, 01/22/30	570	496,356

		Face Amount	Value†

		(000)
FRANCE — (Continued)
TotalEnergies Capital International SA
	3.455%, 02/19/29	75	$72,643
	2.829%, 01/10/30	75	69,229
	2.986%, 06/29/41	179	147,055
TotalEnergies Capital SA
	3.883%, 10/11/28	63	62,473

TOTAL FRANCE			1,578,187

GERMANY — (0.5%)
BMW US Capital LLC
Ω	3.900%, 04/09/25	105	105,774
Ω	3.300%, 04/06/27	50	48,663
Daimler Finance North America LLC
Ω	1.450%, 03/02/26	168	153,539
	8.500%, 01/18/31	163	209,582
E On International Finance BV
Ω	6.650%, 04/30/38	400	463,820
Fresenius Medical Care US Finance III, Inc.
#Ω	3.750%, 06/15/29	400	375,856
Ω	2.375%, 02/16/31	730	593,324
Ω	3.000%, 12/01/31	700	593,152
Kreditanstalt Fuer Wiederaufbau
	0.250%, 03/08/24	380	363,123
	0.625%, 01/22/26	125	114,558
Landwirtschaftliche Rentenbank
	2.000%, 01/13/25	100	97,547
	0.500%, 05/27/25	100	92,766

TOTAL GERMANY			3,211,704

IRELAND — (0.1%)
Aercap Ireland Capital Dac
	1.750%, 01/30/26	156	138,682
Aon Corp.
	4.500%, 12/15/28	500	508,811
	2.800%, 05/15/30	142	126,315
Eaton Corp.
	4.000%, 11/02/32	63	62,411
Medtronic, Inc.
	3.500%, 03/15/25	183	183,601

TOTAL IRELAND			1,019,820

ITALY — (0.1%)
Eni SpA
Ω	4.750%, 09/12/28	175	177,820
UniCredit SpA
Ω	4.625%, 04/12/27	300	291,762

TOTAL ITALY			469,582

JAPAN — (1.0%)
Mitsubishi UFJ Financial Group, Inc.
#	3.407%, 03/07/24	136	135,798
	2.193%, 02/25/25	695	666,402

9

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)
JAPAN — (Continued)
	1.412%, 07/17/25	487	$449,084
	3.677%, 02/22/27	75	73,736
	3.287%, 07/25/27	75	71,958
	3.741%, 03/07/29	808	776,520
Mizuho Financial Group, Inc.
	4.018%, 03/05/28	300	293,295
Nissan Motor Acceptance Co. LLC
Ω	3.875%, 09/21/23	90	89,964
Ω	1.125%, 09/16/24	170	157,986
#Ω	2.000%, 03/09/26	754	672,488
Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26	100	98,626
	2.632%, 07/14/26	44	41,678
	3.010%, 10/19/26	50	47,759
	3.446%, 01/11/27	125	120,800
	2.174%, 01/14/27	207	189,971
#	3.544%, 01/17/28	345	332,526
	2.750%, 01/15/30	609	538,803
	2.130%, 07/08/30	320	270,790
	2.222%, 09/17/31	380	314,351
Toyota Motor Corp.
	1.339%, 03/25/26	376	345,945
Toyota Motor Credit Corp.
	3.200%, 01/11/27, MTN	100	98,255
	2.150%, 02/13/30	50	44,277

TOTAL JAPAN			5,831,012

LUXEMBOURG — (0.2%)
European Investment Bank
	3.250%, 01/29/24	300	302,795
	1.875%, 02/10/25	22	21,401
JAB Holdings BV
Ω	2.200%, 11/23/30	400	331,597

TOTAL LUXEMBOURG			655,793

NETHERLANDS — (0.5%)
ArcelorMittal SA
	4.550%, 03/11/26	430	434,517
#	4.250%, 07/16/29	835	809,194
Cooperatieve Rabobank UA
	1.375%, 01/10/25	300	284,144
ING Groep NV
	4.550%, 10/02/28	300	298,311
	4.050%, 04/09/29	250	240,928
Koninklijke KPN NV
	8.375%, 10/01/30	320	398,317
LeasePlan Corp. NV
Ω	2.875%, 10/24/24	380	366,491
Nederlandse Waterschapsbank NV
Ω	1.750%, 01/15/25	303	293,469

TOTAL NETHERLANDS			3,125,371

		Face Amount	Value†

		(000)
NEW ZEALAND — (0.2%)
ANZ New Zealand Int’l, Ltd.
Ω	1.250%, 06/22/26	340	$306,378
Ω	3.450%, 01/21/28	238	230,088
ASB Bank, Ltd.
Ω	2.375%, 10/22/31	280	238,216
Bank of New Zealand
#Ω	2.870%, 01/27/32	280	250,485

TOTAL NEW ZEALAND			1,025,167

NORWAY — (0.3%)
Aker BP ASA
Ω	3.750%, 01/15/30	700	652,991
Equinor ASA
	3.700%, 03/01/24	21	21,195
	2.875%, 04/06/25	50	49,242
#	3.625%, 09/10/28	100	98,782
	2.375%, 05/22/30	57	50,808
	3.625%, 04/06/40	515	470,787
#	4.250%, 11/23/41	396	387,992

TOTAL NORWAY			1,731,797

PHILIPPINES — (0.1%)
Asian Development Bank
	2.625%, 01/30/24	300	299,717
	0.500%, 02/04/26	54	49,206

TOTAL PHILIPPINES			348,923

SINGAPORE — (0.1%)
Temasek Financial I, Ltd.
	2.375%, 08/02/41, MTN	380	307,473

SPAIN (0.2%)
Telefonica Emisiones SA
	7.045%, 06/20/36	496	571,461
Telefonica Europe BV
	8.250%, 09/15/30	395	488,993

TOTAL SPAIN			1,060,454

SWEDEN — (0.2%)
Svensk Exportkredit AB
	1.750%, 12/12/23	685	674,472
	0.375%, 07/30/24	400	378,226

TOTAL SWEDEN			1,052,698

SWITZERLAND — (0.5%)
Glencore Funding LLC
Ω	4.625%, 04/29/24	218	220,587
Ω	1.625%, 09/01/25	100	91,926
Ω	1.625%, 04/27/26	102	92,325
Ω	4.000%, 03/27/27	200	195,988
	2.500%, 09/01/30	926	778,058
#Ω	2.850%, 04/27/31	350	298,991

10

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)
SWITZERLAND — (Continued)
Nestle Holdings, Inc.
Ω	3.625%, 09/24/28	300	$298,117
Novartis Capital Corp.
	3.000%, 11/20/25	407	403,504
	3.100%, 05/17/27	106	103,657
	2.200%, 08/14/30	457	406,517
UBS Group AG
Ω	4.125%, 09/24/25	335	334,541

TOTAL SWITZERLAND			3,224,211

UNITED KINGDOM — (1.7%)
Amcor Finance USA, Inc.
	3.625%, 04/28/26	47	46,232
Amcor Flexibles North America, Inc.
	2.630%, 06/19/30	232	203,692
Aon Corp.
	3.750%, 05/02/29	149	145,243
	6.250%, 09/30/40	50	57,826
AstraZeneca PLC
	0.700%, 04/08/26	102	91,217
	4.000%, 01/17/29	100	100,493
	6.450%, 09/15/37	100	123,323
BAT Capital Corp.
	3.215%, 09/06/26	100	94,525
	3.462%, 09/06/29	340	302,680
	4.906%, 04/02/30	295	284,396
	2.726%, 03/25/31	100	82,075
BAT International Finance PLC
	1.668%, 03/25/26	83	74,454
BP Capital Markets America, Inc.
	3.119%, 05/04/26	118	115,165
	3.017%, 01/16/27	189	181,934
	3.937%, 09/21/28	35	34,630
	4.234%, 11/06/28	157	157,651
	3.633%, 04/06/30	427	411,761
	1.749%, 08/10/30	99	82,328
	2.721%, 01/12/32	547	481,793
	3.060%, 06/17/41	305	248,457
British Telecommunications PLC
	5.125%, 12/04/28	620	631,531
Ω	3.250%, 11/08/29	620	558,651
Deutsche Bank AG
	3.700%, 05/30/24	242	242,474
European Bank for Reconstruction & Development
	0.500%, 05/19/25	150	139,077
GlaxoSmithKline Capital, Inc.
	6.375%, 05/15/38	100	122,627
Lloyds Banking Group PLC
	4.450%, 05/08/25	221	223,244
LSEGA Financing PLC
Ω	2.500%, 04/06/31	1,000	872,492
LYB International Finance III LLC
	1.250%, 10/01/25	150	137,516

		Face Amount	Value†

		(000)
UNITED KINGDOM — (Continued)
Prudential PLC
	3.125%, 04/14/30	125	$115,391
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24	380	374,888
RELX Capital, Inc.
	3.000%, 05/22/30	100	90,150
Santander UK PLC
#	4.000%, 03/13/24	50	50,578
Shell International Finance BV
	2.875%, 05/10/26	250	243,356
	3.875%, 11/13/28	225	224,841
#	2.375%, 11/07/29	1,038	926,118
	2.750%, 04/06/30	467	428,619
	2.875%, 11/26/41	200	165,201
Sky, Ltd.
Ω	3.750%, 09/16/24	214	215,002
Vodafone Group PLC
	6.150%, 02/27/37	75	82,852
	5.000%, 05/30/38	284	282,244

TOTAL UNITED KINGDOM			9,446,727

UNITED STATES — (32.9%)
3M Co.
	3.375%, 03/01/29, MTN	116	112,936
7-Eleven, Inc.
Ω	0.950%, 02/10/26	394	352,373
Ω	1.300%, 02/10/28	509	432,237
Ω	2.500%, 02/10/41	541	389,052
Abbott Laboratories
	4.750%, 11/30/36	28	30,286
AbbVie, Inc.
	3.800%, 03/15/25	45	45,040
	3.600%, 05/14/25	139	138,092
	4.250%, 11/14/28	33	32,893
	4.500%, 05/14/35	100	98,797
	4.300%, 05/14/36	90	87,014
	4.050%, 11/21/39	171	156,486
Activision Blizzard, Inc.
	3.400%, 06/15/27	202	198,189
	1.350%, 09/15/30	201	163,618
Acuity Brands Lighting, Inc.
	2.150%, 12/15/30	219	180,607
Adobe, Inc.
	2.300%, 02/01/30	195	174,707
Advance Auto Parts, Inc.
	3.900%, 04/15/30	1,300	1,230,938
Aetna, Inc.
	3.500%, 11/15/24	150	149,792
	6.750%, 12/15/37	6	7,096
Affiliated Managers Group, Inc.
	4.250%, 02/15/24	8	8,127
AFLAC, Inc.
	3.625%, 11/15/24	100	100,956
	1.125%, 03/15/26	100	91,107
	3.600%, 04/01/30	47	45,766

11

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)
UNITED STATES — (Continued)
	Air Products and Chemicals, Inc.
	2.700%, 05/15/40	10	$8,092
	Aircastle, Ltd.
	4.125%, 05/01/24	280	278,533
Ω	5.250%, 08/11/25	785	783,042
#	4.250%, 06/15/26	207	199,779
	Albemarle Corp.
	4.150%, 12/01/24	66	66,724
	Allegion PLC
	3.500%, 10/01/29	60	55,457
	Allstate Corp. (The)
	0.750%, 12/15/25	100	91,027
	Ally Financial, Inc.
	3.875%, 05/21/24	162	162,557
	8.000%, 11/01/31	966	1,149,168
	Alphabet, Inc.
	1.100%, 08/15/30	149	121,806
	Altria Group, Inc.
	2.350%, 05/06/25	102	97,191
	4.400%, 02/14/26	135	136,473
	4.800%, 02/14/29	671	664,585
	3.400%, 05/06/30	197	176,455
	2.450%, 02/04/32	478	382,511
	Amazon.com, Inc.
	2.100%, 05/12/31	103	89,661
	Amdocs Ltd
	2.538%, 06/15/30	669	576,084
	Ameren Corp.
	1.750%, 03/15/28	100	88,957
	3.500%, 01/15/31	92	86,058
	American Campus Communities Operating Partnership LP
	2.250%, 01/15/29	199	184,981
	3.875%, 01/30/31	50	50,594
	American Electric Power Co., Inc.
	2.300%, 03/01/30	380	326,322
	American Express Co.
	0.750%, 11/03/23	1,498	1,453,685
	2.500%, 07/30/24	206	201,664
	3.000%, 10/30/24	351	347,802
	2.250%, 03/04/25	50	48,220
Ω	3.300%, 05/03/27	176	171,576
	American Express Credit Corp.
	3.300%, 05/03/27, MTN	100	97,648
	American Honda Finance Corp.
#	2.150%, 09/10/24, MTN	110	107,369
	American International Group, Inc.
	3.900%, 04/01/26	66	65,682
	American Tower Corp.
	3.375%, 05/15/24	242	241,304
	1.600%, 04/15/26	105	95,410
	3.600%, 01/15/28	80	75,870
	3.950%, 03/15/29	663	629,922
	2.900%, 01/15/30	119	104,252
	2.100%, 06/15/30	271	222,455
	1.875%, 10/15/30	171	136,266

	Face Amount	Value†

	(000)
UNITED STATES — (Continued)
2.700%, 04/15/31	910	$764,336
American Water Capital Corp.
3.400%, 03/01/25	202	202,497
3.750%, 09/01/28	205	201,385
3.450%, 06/01/29	1,587	1,518,115
2.800%, 05/01/30	236	215,600
Ameriprise Financial, Inc.
3.000%, 04/02/25	100	98,756
AmerisourceBergen Corp.
3.400%, 05/15/24	62	61,905
Amgen, Inc.
1.900%, 02/21/25	56	53,615
3.125%, 05/01/25	336	331,983
3.200%, 11/02/27	66	63,409
2.450%, 02/21/30	449	396,061
# 2.300%, 02/25/31	200	172,067
2.000%, 01/15/32	294	242,740
3.150%, 02/21/40	198	159,652
4.950%, 10/01/41	100	99,634
Amphenol Corp.
2.800%, 02/15/30	159	142,445
Anthem, Inc.
3.500%, 08/15/24	466	466,587
3.350%, 12/01/24	102	101,655
2.875%, 09/15/29	138	126,504
2.250%, 05/15/30	1,711	1,475,504
2.550%, 03/15/31	44	38,652
Aon Global, Ltd.
3.875%, 12/15/25	31	31,216
Appalachian Power Co.
7.000%, 04/01/38	525	628,428
Apple, Inc.
3.450%, 05/06/24	219	221,433
2.850%, 05/11/24	29	28,988
2.500%, 02/09/25	224	220,900
3.200%, 05/13/25	311	311,772
2.900%, 09/12/27	243	234,916
2.200%, 09/11/29	1,000	907,746
1.650%, 05/11/30	307	264,055
1.650%, 02/08/31	136	114,779
2.375%, 02/08/41	104	81,046
Applied Materials, Inc.
5.850%, 06/15/41	119	140,535
Archer-Daniels-Midland Co.
3.250%, 03/27/30	25	23,782
Ares Capital Corp.
4.200%, 06/10/24	352	352,221
3.250%, 07/15/25	150	142,828
3.875%, 01/15/26	899	863,067
2.150%, 07/15/26	201	178,281
Arizona Public Service Co.
3.350%, 06/15/24	278	275,817
3.150%, 05/15/25	150	147,368
2.600%, 08/15/29	822	740,168
2.200%, 12/15/31	420	347,214

12

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)
UNITED STATES — (Continued)
	Arrow Electronics, Inc.
	3.250%, 09/08/24	685	$677,274
	4.000%, 04/01/25	167	167,065
	3.875%, 01/12/28	196	191,447
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31	280	228,338
	Assurant, Inc.
	2.650%, 01/15/32	866	705,242
	AT&T, Inc.
	3.950%, 01/15/25	16	16,272
	3.400%, 05/15/25	160	160,903
	2.550%, 12/01/33	90	74,682
	4.850%, 03/01/39	435	432,866
	6.000%, 08/15/40	194	218,223
#	3.500%, 06/01/41	667	554,288
	Atmos Energy Corp.
	1.500%, 01/15/31	203	164,977
	Automatic Data Processing, Inc.
	1.250%, 09/01/30	175	143,740
	Autonation, Inc.
	2.400%, 08/01/31	424	342,975
	3.850%, 03/01/32	100	90,211
	AvalonBay Communities, Inc.
	2.950%, 05/11/26	100	97,081
	2.300%, 03/01/30	75	66,196
	2.450%, 01/15/31, MTN	429	380,883
	Avnet, Inc.
	3.000%, 05/15/31	858	734,062
	Baker Hughes A GE Co. LLC
	4.486%, 05/01/30	72	72,679
	Baker Hughes Holdings LLC
	5.125%, 09/15/40	157	162,102
	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27	38	36,320
	3.138%, 11/07/29	32	29,592
	Bank of America Corp.
	4.125%, 01/22/24, MTN	286	290,164
	4.000%, 04/01/24, MTN	110	111,488
	3.875%, 08/01/25, MTN	50	50,159
	3.500%, 04/19/26	436	427,917
	Bank of New York Mellon Corp. (The)
	2.800%, 05/04/26, MTN	427	416,578
	1.650%, 01/28/31, MTN	522	434,401
	Berkshire Hathaway Energy Co.
	6.125%, 04/01/36	1,326	1,505,317
	Berkshire Hathaway Finance Corp.
	1.850%, 03/12/30	336	290,982
	Best Buy Co., Inc.
	4.450%, 10/01/28	232	235,182
	1.950%, 10/01/30	1,370	1,136,160
	Biogen, Inc.
	2.250%, 05/01/30	341	285,061

		Face Amount	Value†

		(000)
UNITED STATES — (Continued)
	Black Hills Corp.
	2.500%, 06/15/30	653	$566,790
	4.350%, 05/01/33	100	96,517
	BlackRock, Inc.
	1.900%, 01/28/31	196	164,917
	Block Financial LLC
	2.500%, 07/15/28	1,190	1,054,791
	Boardwalk Pipelines, LP
	4.950%, 12/15/24	158	161,486
	5.950%, 06/01/26	75	78,783
	4.800%, 05/03/29	100	98,365
	3.600%, 09/01/32	564	498,517
	Boeing Co. (The)
	2.500%, 03/01/25	95	91,381
#	3.100%, 05/01/26	377	356,570
	2.250%, 06/15/26	380	347,326
	2.700%, 02/01/27	25	23,016
	3.200%, 03/01/29	125	112,472
	2.950%, 02/01/30	334	287,530
	6.125%, 02/15/33	280	294,701
	3.600%, 05/01/34	243	204,336
	3.250%, 02/01/35	15	12,013
	3.500%, 03/01/39	41	31,567
	Boston Properties LP
	3.250%, 01/30/31	597	541,748
	BPCE SA
	4.000%, 04/15/24	400	403,916
	Brighthouse Financial, Inc.
	5.625%, 05/15/30	938	978,673
	Bristol-Myers Squibb Co.
	3.625%, 05/15/24	100	100,947
	4.125%, 06/15/39	82	79,789
	Brixmor Operating Partnership, LP
	3.850%, 02/01/25	50	49,903
	3.900%, 03/15/27	80	78,262
	4.050%, 07/01/30	280	264,456
	2.500%, 08/16/31	544	450,307
	Broadcom, Inc.
	5.000%, 04/15/30	462	466,741
Ω	4.150%, 04/15/32	320	297,033
	4.300%, 11/15/32	50	46,883
Ω	3.419%, 04/15/33	944	809,896
	3.469%, 04/15/34	385	326,922
Ω	3.500%, 02/15/41	600	466,596
	Broadstone Net Lease LLC
	2.600%, 09/15/31	1,125	944,036
	Brown & Brown, Inc.
	2.375%, 03/15/31	241	199,702
	Brunswick Corp. de
	2.400%, 08/18/31	1,453	1,143,007
	Bunge, Ltd. Finance Corp.
	3.750%, 09/25/27	16	15,621
	Burlington Northern Santa Fe LLC
	3.000%, 04/01/25	99	98,458
	4.950%, 09/15/41	340	354,975

13

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)
UNITED STATES — (Continued)
	CA, Inc.
	4.700%, 03/15/27	57	$56,173
	Camden Property Trust
	3.150%, 07/01/29	100	94,549
	2.800%, 05/15/30	228	206,671
	Campbell Soup Co.
	3.950%, 03/15/25	102	102,645
	4.150%, 03/15/28	169	168,098
	2.375%, 04/24/30	88	75,915
	Capital One Financial Corp.
	3.750%, 04/24/24	136	136,177
	3.200%, 02/05/25	219	215,232
	4.250%, 04/30/25	135	135,255
	3.750%, 03/09/27	25	24,350
#	3.650%, 05/11/27	400	387,922
	Cargill, Inc.
Ω	0.750%, 02/02/26	100	90,295
Ω	2.125%, 04/23/30	200	174,347
	Carrier Global Corp.
	2.242%, 02/15/25	6	5,744
	2.722%, 02/15/30	340	299,173
	2.700%, 02/15/31	86	74,914
	3.377%, 04/05/40	226	185,573
	Cboe Global Markets, Inc.
	3.650%, 01/12/27	620	618,526
	1.625%, 12/15/30	100	82,698
	Celanese US Holdings LLC
	3.500%, 05/08/24	20	19,918
	1.400%, 08/05/26	940	833,724
	CenterPoint Energy, Inc.
	2.950%, 03/01/30	100	90,685
	Charles Schwab Corp. (The)
	3.000%, 03/10/25	249	246,642
	3.625%, 04/01/25	76	76,235
	3.850%, 05/21/25	60	60,624
	3.300%, 04/01/27	90	88,305
	2.750%, 10/01/29	100	91,622
#	4.625%, 03/22/30	50	51,642
	2.900%, 03/03/32	207	185,208
	Chevron Corp.
	1.554%, 05/11/25	123	116,614
	3.326%, 11/17/25	247	245,985
	2.236%, 05/11/30	670	596,964
	2.978%, 05/11/40	50	42,922
	Chevron USA, Inc.
	1.018%, 08/12/27	89	77,948
	3.850%, 01/15/28	876	882,600
	3.250%, 10/15/29	400	384,836
	Choice Hotels International, Inc.
	3.700%, 12/01/29	115	107,462
	Cigna Corp.
	3.500%, 06/15/24	75	75,130
	3.250%, 04/15/25	1,058	1,048,979
	1.250%, 03/15/26	176	159,866
	3.400%, 03/01/27	100	97,207
	4.375%, 10/15/28	542	543,765

	Face Amount	Value†

	(000)
UNITED STATES — (Continued)
2.400%, 03/15/30	1,141	$998,325
4.800%, 08/15/38	199	198,440
Citigroup, Inc.
3.750%, 06/16/24	186	187,471
3.300%, 04/27/25	274	270,610
3.700%, 01/12/26	489	483,562
3.400%, 05/01/26	175	170,552
3.200%, 10/21/26	70	67,471
8.125%, 07/15/39	160	220,301
Citrix Systems, Inc.
# 3.300%, 03/01/30	69	68,043
CME Group, Inc.
3.000%, 03/15/25	200	198,273
3.750%, 06/15/28	522	518,267
CNA Financial Corp.
3.950%, 05/15/24	31	31,191
3.900%, 05/01/29	125	120,586
2.050%, 08/15/30	395	328,446
CNH Industrial Capital LLC
1.875%, 01/15/26	50	46,482
CNO Financial Group, Inc.
5.250%, 05/30/29	243	247,678
Coca-Cola Co. (The)
1.650%, 06/01/30	122	103,455
Comcast Corp.
3.150%, 02/15/28	362	348,174
3.400%, 04/01/30	219	207,932
4.250%, 10/15/30	200	200,743
4.250%, 01/15/33	42	41,911
7.050%, 03/15/33	371	452,675
4.400%, 08/15/35	115	114,194
3.900%, 03/01/38	79	73,274
6.400%, 05/15/38	279	331,009
3.250%, 11/01/39	136	115,217
3.750%, 04/01/40	327	293,763
Comerica, Inc.
4.000%, 02/01/29	12	11,986
Conagra Brands, Inc.
4.300%, 05/01/24	295	298,701
4.850%, 11/01/28	107	107,571
8.250%, 09/15/30	286	343,792
5.300%, 11/01/38	50	49,737
ConocoPhillips
6.950%, 04/15/29	228	268,734
5.900%, 05/15/38	92	105,900
6.500%, 02/01/39	180	222,356
Consolidated Edison Co. of New York, Inc.
5.850%, 03/15/36	185	204,731
5.500%, 12/01/39	50	53,866
Constellation Brands, Inc.
3.150%, 08/01/29	96	88,087
2.875%, 05/01/30	400	355,671
Constellation Energy Generation LLC
3.250%, 06/01/25	96	94,064

14

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)
UNITED STATES — (Continued)
	Corporate Office Properties, LP
	2.750%, 04/15/31	820	$695,712
	Costco Wholesale Corp.
	1.600%, 04/20/30	1,500	1,273,253
	Crown Castle International Corp.
	3.800%, 02/15/28	361	347,527
	3.300%, 07/01/30	50	45,250
	2.250%, 01/15/31	139	114,410
	2.100%, 04/01/31	276	223,736
	2.900%, 04/01/41	16	11,930
	CSX Corp.
#	2.400%, 02/15/30	100	88,828
	Cummins, Inc.
	1.500%, 09/01/30	230	187,938
	CVS Health Corp.
	3.375%, 08/12/24	68	67,818
	3.875%, 07/20/25	96	96,423
	3.250%, 08/15/29	35	32,600
	3.750%, 04/01/30	31	29,621
	4.780%, 03/25/38	152	150,318
	DENTSPLY SIRONA, Inc.
	3.250%, 06/01/30	82	72,960
	Devon Energy Corp.
	5.600%, 07/15/41	280	291,184
	Dicks Sporting Goods, Inc.
	3.150%, 01/15/32	1,200	1,002,015
	Discover Financial Services
	3.750%, 03/04/25	50	49,980
	4.500%, 01/30/26	50	50,590
	4.100%, 02/09/27	88	87,066
	Discovery Communications LLC
	3.900%, 11/15/24	50	50,104
	3.950%, 06/15/25	35	34,691
	3.950%, 03/20/28	277	266,299
	4.125%, 05/15/29	122	116,556
	3.625%, 05/15/30	388	355,697
	Dollar General Corp.
#	4.125%, 05/01/28	100	100,644
	Dow Chemical Co. (The)
#	2.100%, 11/15/30	137	116,246
	4.250%, 10/01/34	120	117,973
	DTE Energy Co.
	3.400%, 06/15/29	6	5,638
	Duke Energy Corp.
	2.650%, 09/01/26	69	65,309
	2.450%, 06/01/30	108	94,136
	3.300%, 06/15/41	583	471,700
	DuPont de Nemours, Inc.
	5.319%, 11/15/38	168	176,056
	Duquesne Light Holdings, Inc.
Ω	2.532%, 10/01/30	763	646,049
Ω	2.775%, 01/07/32	1,000	844,629
	DXC Technology Co.
	1.800%, 09/15/26	50	44,684
	2.375%, 09/15/28	991	861,618

		Face Amount	Value†

		(000)
UNITED STATES — (Continued)
	E Trade Financial Corp.
	4.500%, 06/20/28	220	$221,262
	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24	430	419,602
	3.600%, 12/15/24	28	27,789
	Eastman Chemical Co.
	3.800%, 03/15/25	67	66,741
	eBay, Inc.
	1.400%, 05/10/26	75	68,260
	Edison International
	4.950%, 04/15/25	425	432,382
	5.750%, 06/15/27	90	93,261
	4.125%, 03/15/28	600	578,040
	EI du Pont de Nemours and Co.
	2.300%, 07/15/30	316	279,907
	Emerson Electric Co.
	0.875%, 10/15/26	100	89,156
	1.950%, 10/15/30	192	164,963
	Enable Midstream Partners, LP
	4.150%, 09/15/29	115	109,029
	Energy Transfer, LP
	4.500%, 04/15/24	100	100,820
	4.050%, 03/15/25	396	393,796
	2.900%, 05/15/25	100	96,523
	5.950%, 12/01/25	100	105,152
	4.750%, 01/15/26	217	219,593
	3.900%, 07/15/26	626	608,943
	4.400%, 03/15/27	75	74,379
	4.200%, 04/15/27	450	443,347
	4.000%, 10/01/27	99	95,777
	4.950%, 06/15/28	40	40,359
	5.250%, 04/15/29	100	101,573
	Entergy Corp.
	2.800%, 06/15/30	1,400	1,229,843
	Enterprise Products Operating LLC
	3.750%, 02/15/25	35	35,050
	6.875%, 03/01/33	184	215,615
	6.650%, 10/15/34	90	103,960
	6.125%, 10/15/39	356	391,946
	5.950%, 02/01/41	100	108,107
	5.700%, 02/15/42	70	73,219
	EOG Resources, Inc.
	3.150%, 04/01/25	75	74,288
	3.900%, 04/01/35	50	47,453
	Equifax, Inc.
	3.100%, 05/15/30	150	136,284
	2.350%, 09/15/31	30	25,183
	Equinix, Inc.
	2.625%, 11/18/24	176	171,292
	1.000%, 09/15/25	108	97,863
#	3.200%, 11/18/29	469	425,159
	2.150%, 07/15/30	1,263	1,047,233
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	252	253,708
	ERP Operating LP
	2.500%, 02/15/30	370	332,556

15

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)
UNITED STATES — (Continued)
	Estee Lauder Cos., Inc. (The)
	2.600%, 04/15/30	300	$273,379
	Eversource Energy
	3.150%, 01/15/25	35	34,490
	4.250%, 04/01/29	77	76,527
	Exelon Corp.
	3.950%, 06/15/25	49	49,375
Ω	3.350%, 03/15/32	153	138,989
	5.625%, 06/15/35	65	69,137
	Expedia Group, Inc.
	4.500%, 08/15/24	150	151,765
	5.000%, 02/15/26	210	214,585
	3.800%, 02/15/28	286	272,384
	3.250%, 02/15/30	592	528,083
	Extra Space Storage, LP
	2.350%, 03/15/32	400	329,219
	Exxon Mobil Corp.
	2.709%, 03/06/25	983	968,749
	3.043%, 03/01/26	387	380,885
	2.275%, 08/16/26	9	8,609
	2.995%, 08/16/39	100	84,205
	4.227%, 03/19/40	235	229,974
	FedEx Corp.
	3.900%, 02/01/35	33	30,427
	3.250%, 05/15/41	100	80,033
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	50	51,658
	Fidelity National Financial, Inc.
	3.400%, 06/15/30	240	217,218
	2.450%, 03/15/31	225	186,629
	First American Financial Corp.
	2.400%, 08/15/31	320	263,757
	Five Corners Funding Trust II
Ω	2.850%, 05/15/30	742	657,053
	Flex, Ltd
	4.875%, 06/15/29	785	785,089
	4.875%, 05/12/30	1,346	1,331,388
	Flex, Ltd.
	3.750%, 02/01/26	308	300,569
	Flowserve Corp.
	3.500%, 10/01/30	148	132,534
	2.800%, 01/15/32	603	496,532
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29	5	4,526
	Fox Corp.
	5.476%, 01/25/39	244	252,583
	Franklin Resources, Inc.
	1.600%, 10/30/30	20	16,192
	GATX Corp.
	3.250%, 03/30/25	50	48,909
	3.250%, 09/15/26	100	97,174
	4.000%, 06/30/30	50	47,899
	General Dynamics Corp.
	4.250%, 04/01/40	329	324,874

		Face Amount	Value†

		(000)
UNITED STATES — (Continued)
General Electric Co.
	5.875%, 01/14/38	564	$621,781
	6.875%, 01/10/39	400	489,753
General Mills, Inc.
	3.200%, 02/10/27	67	65,422
General Motors Co.
	4.000%, 04/01/25	15	14,970
	4.200%, 10/01/27	130	125,771
	6.800%, 10/01/27	413	444,051
	5.150%, 04/01/38	300	282,576
General Motors Financial Co., Inc.
	1.050%, 03/08/24	119	113,593
	4.300%, 07/13/25	246	246,711
	1.250%, 01/08/26	261	233,526
	5.250%, 03/01/26	15	15,403
	4.350%, 01/17/27	112	110,511
	2.400%, 04/10/28	67	58,386
	5.650%, 01/17/29	176	180,977
	3.600%, 06/21/30	85	76,453
	2.350%, 01/08/31	420	339,316
	2.700%, 06/10/31	100	82,317
	3.100%, 01/12/32	90	75,905
Georgia Power Co.
	4.300%, 03/15/42	226	204,992
Georgia-Pacific LLC
Ω	0.625%, 05/15/24	138	130,888
Ω	3.600%, 03/01/25	100	100,065
Ω	2.300%, 04/30/30	100	88,248
Gilead Sciences, Inc.
#	3.500%, 02/01/25	882	882,875
	3.650%, 03/01/26	189	187,715
	4.000%, 09/01/36	15	14,130
	5.650%, 12/01/41	143	158,097
Global Payments, Inc.
	1.500%, 11/15/24	102	96,347
	2.650%, 02/15/25	307	296,252
	2.150%, 01/15/27	119	107,892
	4.450%, 06/01/28	387	385,212
	2.900%, 11/15/31	126	108,100
Goldman Sachs Group, Inc. (The)
	4.000%, 03/03/24	134	135,209
	3.850%, 07/08/24, MTN	128	128,709
	3.500%, 01/23/25	538	532,911
	3.750%, 05/22/25	25	24,897
	2.600%, 02/07/30	220	191,074
	3.800%, 03/15/30	139	131,302
	6.125%, 02/15/33	18	20,056
	6.250%, 02/01/41	183	213,730
Hasbro, Inc.
	3.500%, 09/15/27	25	24,006
	6.350%, 03/15/40	438	480,031
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	1.500%, 06/01/25	120	112,315
Ω	2.200%, 06/01/30	1,629	1,404,032

16

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)
UNITED STATES — (Continued)
	Healthcare Trust of America Holdings LP
	2.000%, 03/15/31	261	$212,206
	Hershey Co. The
	1.700%, 06/01/30	100	84,884
	Hewlett Packard Enterprise Co.
	1.450%, 04/01/24	169	162,845
	Home Depot, Inc. (The)
	3.300%, 04/15/40	74	64,736
	5.400%, 09/15/40	299	332,827
	Honeywell International, Inc.
	1.950%, 06/01/30	251	219,397
	5.700%, 03/15/37	100	114,682
	Hormel Foods Corp.
#	1.800%, 06/11/30	71	60,127
	HP, Inc.
	4.000%, 04/15/29	525	498,840
	3.400%, 06/17/30	669	599,484
	2.650%, 06/17/31	420	346,793
	6.000%, 09/15/41	176	183,080
	HSBC USA, Inc.
	3.500%, 06/23/24	226	226,070
	Humana, Inc.
	3.850%, 10/01/24	67	67,313
#	3.950%, 03/15/27	96	95,153
#	3.125%, 08/15/29	244	225,121
	Huntington Bancshares, Inc.
	2.550%, 02/04/30	117	104,607
	Intel Corp.
	4.600%, 03/25/40	204	208,699
	Intercontinental Exchange, Inc.
	2.100%, 06/15/30	331	286,130
	International Business Machines Corp.
	3.625%, 02/12/24	1,500	1,511,798
	3.500%, 05/15/29	250	241,865
	1.950%, 05/15/30	198	169,360
	5.875%, 11/29/32	400	453,433
	2.850%, 05/15/40	120	95,641
	International Flavors Fragrances, Inc.
Ω	3.268%, 11/15/40	451	363,791
	Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24	50	50,566
	3.375%, 03/01/41	30	24,297
	Interstate Power and Light Co.
	4.100%, 09/26/28	706	709,663
	2.300%, 06/01/30	336	290,523
	Invitation Homes Operating Partnership, LP
	2.700%, 01/15/34	40	32,512
	ITC Holdings Corp.
Ω	2.950%, 05/14/30	863	779,708
	Jabil, Inc.
	1.700%, 04/15/26	75	67,656
	3.600%, 01/15/30	1,000	923,257
	3.000%, 01/15/31	423	367,622

		Face Amount	Value†

		(000)
UNITED STATES — (Continued)
	Jackson Financial, Inc.
Ω	3.125%, 11/23/31	50	$42,399
	Jefferies Group LLC
	4.150%, 01/23/30	320	302,920
	2.625%, 10/15/31	1,459	1,199,520
	2.750%, 10/15/32	25	20,374
	John Deere Capital Corp.
	1.450%, 01/15/31	202	167,357
	Johnson & Johnson
	0.550%, 09/01/25	300	276,150
	2.450%, 03/01/26	99	96,321
	4.375%, 12/05/33	100	105,575
	2.100%, 09/01/40	94	70,993
	JPMorgan Chase & Co.
	3.625%, 05/13/24	100	100,826
	3.125%, 01/23/25	355	350,965
	3.900%, 07/15/25	410	411,632
	3.300%, 04/01/26	228	222,742
	3.200%, 06/15/26	166	161,803
	2.950%, 10/01/26	151	144,700
#	6.400%, 05/15/38	138	163,307
	5.500%, 10/15/40	491	531,620
	Juniper Networks, Inc.
	1.200%, 12/10/25	100	91,099
	3.750%, 08/15/29	329	316,077
	2.000%, 12/10/30	401	329,005
	Kemper Corp.
	3.800%, 02/23/32	340	304,392
	Keurig Dr Pepper, Inc.
	3.400%, 11/15/25	82	81,167
	KeyCorp
	2.550%, 10/01/29, MTN	75	66,894
	Kilroy Realty, LP
	3.450%, 12/15/24	380	374,049
	3.050%, 02/15/30	243	216,530
	2.500%, 11/15/32	153	123,670
	Kimco Realty Corp.
	2.700%, 10/01/30	187	166,063
	2.250%, 12/01/31	150	126,183
	Kinder Morgan Energy Partners, LP
	4.250%, 09/01/24	180	182,029
	Kinder Morgan, Inc.
	4.300%, 06/01/25	622	627,320
	4.300%, 03/01/28	16	15,905
	2.000%, 02/15/31	171	140,993
	7.800%, 08/01/31, MTN	75	90,330
	Kroger Co. (The)
	2.650%, 10/15/26	84	79,667
	Laboratory Corp of America Holdings
	3.600%, 09/01/27	66	64,771
	Laboratory Corp. of America Holdings
	3.600%, 02/01/25	89	88,587
	Lam Research Corp.
	4.000%, 03/15/29	212	210,887

17

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount	Value†

	(000)
UNITED STATES — (Continued)
Lazard Group LLC
3.750%, 02/13/25	96	$95,874
4.500%, 09/19/28	69	68,451
4.375%, 03/11/29	100	98,020
Lear Corp.
4.250%, 05/15/29	320	309,339
Legg Mason, Inc.
4.750%, 03/15/26	199	205,803
Leggett Platt, Inc.
3.500%, 11/15/27	100	95,995
Leidos, Inc.
2.300%, 02/15/31	395	325,379
Lincoln National Corp.
3.350%, 03/09/25	46	45,342
3.800%, 03/01/28	700	690,055
3.050%, 01/15/30	225	206,379
3.400%, 01/15/31	219	204,165
7.000%, 06/15/40	348	429,741
Lockheed Martin Corp.
2.900%, 03/01/25	465	461,632
Loews Corp.
3.200%, 05/15/30	486	449,551
6.000%, 02/01/35	100	112,528
Marathon Petroleum Corp.
4.700%, 05/01/25	350	355,212
3.800%, 04/01/28	15	14,428
6.500%, 03/01/41	100	112,684
Marriott International, Inc.
3.750%, 03/15/25	25	25,062
4.650%, 12/01/28	695	683,187
2.750%, 10/15/33	248	203,761
Marsh & McLennan Cos., Inc.
2.250%, 11/15/30	18	15,592
2.375%, 12/15/31	500	432,055
4.750%, 03/15/39	340	343,366
Mastercard, Inc.
3.375%, 04/01/24	100	100,862
Maxim Integrated Products, Inc.
3.450%, 06/15/27	352	341,802
McDonald’s Corp.
5.700%, 02/01/39, MTN	32	35,555
Merck & Co., Inc.
1.450%, 06/24/30	101	84,292
Merck Sharp & Dohme Corp.
6.400%, 03/01/28	40	45,525
MetLife, Inc.
6.500%, 12/15/32	135	160,410
5.875%, 02/06/41	502	577,310
Micron Technology, Inc.
5.327%, 02/06/29	90	93,172
4.663%, 02/15/30	153	151,079
3.366%, 11/01/41	696	553,198
Microsoft Corp.
3.300%, 02/06/27	123	123,382
# 3.500%, 02/12/35	12	11,608

		Face Amount	Value†

		(000)
UNITED STATES — (Continued)
	Molson Coors Beverage Co.
	3.000%, 07/15/26	183	$174,225
	Morgan Stanley
	3.875%, 04/29/24	436	438,935
	3.700%, 10/23/24	126	126,242
	4.000%, 07/23/25	334	333,677
	3.875%, 01/27/26	594	588,812
	3.125%, 07/27/26, MTN	520	498,196
	6.250%, 08/09/26, MTN	133	143,926
	3.625%, 01/20/27	602	587,062
	7.250%, 04/01/32	391	471,226
	Mosaic Co. (The)
	4.050%, 11/15/27	96	95,202
	Motorola Solutions, Inc.
	4.000%, 09/01/24	262	264,399
	4.600%, 05/23/29	258	252,894
	2.300%, 11/15/30	1,074	878,809
	2.750%, 05/24/31	307	256,101
	MPLX, LP
	4.000%, 02/15/25	380	379,492
	4.875%, 06/01/25	235	239,690
	1.750%, 03/01/26	433	395,451
	4.125%, 03/01/27	29	28,731
	4.000%, 03/15/28	439	425,616
	4.800%, 02/15/29	94	95,090
	4.500%, 04/15/38	362	332,505
	Mylan, Inc.
	4.550%, 04/15/28	256	247,974
	National Fuel Gas Co.
	2.950%, 03/01/31	775	662,446
	National Rural Utilities Cooperative Finance Corp.
	1.000%, 06/15/26	2	1,793
	8.000%, 03/01/32	305	390,859
	NetApp, Inc.
	1.875%, 06/22/25	37	34,865
	2.700%, 06/22/30	249	217,595
	NewMarket Corp.
	2.700%, 03/18/31	1,181	1,015,718
	NIKE, Inc.
	2.850%, 03/27/30	149	138,705
	Norfolk Southern Corp.
	2.900%, 06/15/26	40	38,750
	Nucor Corp.
	2.000%, 06/01/25	284	271,703
	3.950%, 05/01/28	413	411,468
	2.700%, 06/01/30	1,510	1,346,412
	3.125%, 04/01/32	75	67,511
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	50	50,280
	Oklahoma Gas and Electric Co.
	3.300%, 03/15/30	66	62,238
	ONEOK, Inc.
	5.850%, 01/15/26	144	151,647
	4.000%, 07/13/27	212	208,109
	4.550%, 07/15/28	351	349,233

18

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)
UNITED STATES — (Continued)
	4.350%, 03/15/29	968	$939,908
	3.400%, 09/01/29	274	250,794
Oracle Corp.
	2.950%, 05/15/25	11	10,642
	2.300%, 03/25/28	119	103,644
	2.950%, 04/01/30	405	349,400
	3.250%, 05/15/30	744	658,485
	2.875%, 03/25/31	287	243,545
	3.900%, 05/15/35	399	344,775
	3.800%, 11/15/37	335	274,489
	5.375%, 07/15/40	468	448,100
Ovintiv Exploration, Inc.
	5.625%, 07/01/24	175	181,862
	5.375%, 01/01/26	412	427,022
Owens Corning
	3.950%, 08/15/29	25	24,448
	3.875%, 06/01/30	201	192,427
Parker-Hannifin Corp.
	3.250%, 06/14/29	7	6,539
Penske Truck Leasing Co. LP/ PTL Finance Corp.
Ω	2.700%, 11/01/24	136	132,235
Ω	4.000%, 07/15/25	590	587,626
Ω	1.700%, 06/15/26	445	403,545
PepsiCo, Inc.
	1.625%, 05/01/30	206	175,932
Pfizer, Inc.
	3.450%, 03/15/29	88	85,872
	4.100%, 09/15/38	100	99,317
	3.900%, 03/15/39	289	279,442
Philip Morris International, Inc.
	2.875%, 05/01/24	115	114,486
	3.250%, 11/10/24	207	206,390
	2.750%, 02/25/26	154	149,075
	0.875%, 05/01/26	66	59,248
	3.375%, 08/15/29	381	358,007
	2.100%, 05/01/30	402	343,433
	1.750%, 11/01/30	234	191,391
	6.375%, 05/16/38	538	608,518
Phillips 66
#	3.850%, 04/09/25	196	197,090
	1.300%, 02/15/26	50	45,703
	2.150%, 12/15/30	74	62,137
Phillips 66 Partners LP
	2.450%, 12/15/24	100	96,591
	3.605%, 02/15/25	162	160,638
	3.550%, 10/01/26	100	97,409
	3.750%, 03/01/28	420	407,835
	3.150%, 12/15/29	102	94,223
Piedmont Operating Partnership, LP
	3.150%, 08/15/30	1,320	1,156,252
	2.750%, 04/01/32	320	259,488
PPG Industries, Inc.
	2.400%, 08/15/24	50	48,850
	1.200%, 03/15/26	181	164,885
	2.550%, 06/15/30	50	44,950

	Face Amount	Value†

	(000)
UNITED STATES — (Continued)
Precision Castparts Corp.
3.250%, 06/15/25	100	$100,241
Primerica, Inc.
2.800%, 11/19/31	503	439,649
Principal Financial Group, Inc.
3.700%, 05/15/29	344	332,437
2.125%, 06/15/30	1,206	1,026,866
Procter & Gamble Co. (The)
2.450%, 11/03/26	100	96,407
3.000%, 03/25/30	95	90,183
3.550%, 03/25/40	141	133,483
Progress Energy, Inc.
7.750%, 03/01/31	62	75,395
7.000%, 10/30/31	50	58,428
6.000%, 12/01/39	75	81,802
Progressive Corp. (The)
6.250%, 12/01/32	337	396,104
Prudential Financial, Inc.
5.700%, 12/14/36, MTN	62	69,627
6.625%, 12/01/37, MTN	20	24,232
PulteGroup, Inc.
5.500%, 03/01/26	89	92,861
6.375%, 05/15/33	340	367,452
6.000%, 02/15/35	509	532,633
PVH Corp.
4.625%, 07/10/25	87	87,530
QUALCOMM, Inc.
1.650%, 05/20/32	100	81,042
Quanta Services, Inc.
2.900%, 10/01/30	640	558,435
Rayonier LP
2.750%, 05/17/31	595	516,082
Raytheon Technologies Corp.
3.200%, 03/15/24	500	500,878
3.150%, 12/15/24	75	74,213
3.950%, 08/16/25	253	255,774
2.250%, 07/01/30	350	303,665
6.125%, 07/15/38	77	90,010
4.450%, 11/16/38	140	139,700
Realty Income Corp.
3.875%, 07/15/24	120	120,750
3.000%, 01/15/27	139	133,358
3.250%, 01/15/31	50	46,526
1.800%, 03/15/33	290	227,824
5.875%, 03/15/35	420	464,936
Reinsurance Group of America, Inc.
3.900%, 05/15/29	400	385,919
3.150%, 06/15/30	119	108,305
Republic Services, Inc.
6.200%, 03/01/40	102	117,175
Reynolds American, Inc.
4.450%, 06/12/25	81	81,585
Ross Stores, Inc.
4.600%, 04/15/25	242	247,357
4.700%, 04/15/27	50	51,428
1.875%, 04/15/31	320	263,549

19

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)
UNITED STATES — (Continued)
	Royalty Pharma PLC
	2.150%, 09/02/31	262	$210,700
	3.300%, 09/02/40	423	330,158
	Ryder System, Inc.
	3.350%, 09/01/25, MTN	100	98,198
	Santander Holdings USA, Inc.
	3.450%, 06/02/25	225	220,875
	4.500%, 07/17/25	293	295,196
	4.400%, 07/13/27	341	336,348
	Schlumberger Holdings Corp.
Ω	4.000%, 12/21/25	25	25,070
Ω	3.900%, 05/17/28	27	26,167
Ω	4.300%, 05/01/29	221	217,998
	Schlumberger Investment SA
#	2.650%, 06/26/30	323	288,698
	Sempra Energy
	3.250%, 06/15/27	100	95,797
	6.000%, 10/15/39	470	533,197
	Simon Property Group, LP
	2.000%, 09/13/24	159	154,111
	3.500%, 09/01/25	152	150,913
	3.300%, 01/15/26	300	294,903
	3.375%, 06/15/27	100	97,100
	3.375%, 12/01/27	497	477,705
	2.650%, 07/15/30	382	336,081
	2.200%, 02/01/31	225	190,677
	2.250%, 01/15/32	370	306,199
	Southern California Edison Co.
	6.650%, 04/01/29	976	1,063,601
	Southern Co. (The)
	3.250%, 07/01/26	202	195,707
	1.750%, 03/15/28	100	86,556
	3.700%, 04/30/30	56	52,769
	Southwest Airlines Co.
	5.250%, 05/04/25	120	124,046
	2.625%, 02/10/30	203	175,973
	Southwest Gas Corp.
	2.200%, 06/15/30	330	273,817
	4.050%, 03/15/32	103	97,380
	Southwestern Electric Power Co.
	6.200%, 03/15/40	314	356,283
	Spectra Energy Partners, LP
	3.500%, 03/15/25	196	195,561
	Spirit Realty LP
	2.100%, 03/15/28	154	134,055
	Starbucks Corp.
	4.000%, 11/15/28	64	63,518
	State Street Corp.
	3.550%, 08/18/25	75	75,185
	2.400%, 01/24/30	400	359,208
	Steel Dynamics, Inc.
#	2.400%, 06/15/25	172	164,142
	3.250%, 01/15/31	100	91,465
	Steelcase, Inc.
	5.125%, 01/18/29	993	966,584

	Face Amount	Value†

	(000)
UNITED STATES — (Continued)
STORE Capital Corp.
4.625%, 03/15/29	617	$613,902
2.750%, 11/18/30	1,076	917,120
Stryker Corp.
3.500%, 03/15/26	132	131,153
Sutter Health
2.294%, 08/15/30	496	426,159
3.161%, 08/15/40	90	73,090
Tapestry, Inc.
3.050%, 03/15/32	1,400	1,190,922
Teledyne Technologies, Inc.
2.500%, 08/01/30	491	422,381
Tennessee Valley Authority
6.750%, 11/01/25	249	279,637
5.500%, 06/15/38	83	100,802
5.250%, 09/15/39	588	697,529
Texas Instruments, Inc.
1.750%, 05/04/30	149	128,107
3.875%, 03/15/39	100	96,933
Textron, Inc.
3.000%, 06/01/30	100	89,985
TJX Cos., Inc. (The)
3.875%, 04/15/30	105	103,424
1.600%, 05/15/31	100	82,237
Transcontinental Gas Pipe Line Co. LLC
7.850%, 02/01/26	100	112,076
4.000%, 03/15/28	50	49,462
Travelers Cos., Inc. (The)
6.250%, 06/15/37, MTN	315	377,472
5.350%, 11/01/40	50	55,373
Truist Financial Corp.
2.850%, 10/26/24, MTN	100	98,842
1.200%, 08/05/25, MTN	100	92,944
Union Pacific Corp.
3.250%, 01/15/25	200	199,370
2.400%, 02/05/30	49	43,949
4.375%, 09/10/38	480	468,827
3.200%, 05/20/41	99	83,870
United Parcel Service, Inc.
5.200%, 04/01/40	147	161,184
UnitedHealth Group, Inc.
3.850%, 06/15/28	28	28,034
3.875%, 12/15/28	44	44,043
4.625%, 07/15/35	61	62,476
5.800%, 03/15/36	204	233,505
6.875%, 02/15/38	112	142,850
3.500%, 08/15/39	152	136,866
2.750%, 05/15/40	138	110,833
3.050%, 05/15/41	50	41,659
4.625%, 11/15/41	95	97,376
4.375%, 03/15/42	147	144,721
Unum Group
4.000%, 03/15/24	50	50,297
4.000%, 06/15/29	80	78,036

20

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount	Value†

	(000)
UNITED STATES — (Continued)
Utah Acquisition Sub, Inc.
3.950%, 06/15/26	157	$152,431
Valero Energy Corp.
# 4.350%, 06/01/28	510	508,622
4.000%, 04/01/29	100	97,108
2.800%, 12/01/31	100	86,446
7.500%, 04/15/32	410	488,271
VeriSign, Inc.
5.250%, 04/01/25	200	206,709
2.700%, 06/15/31	99	85,494
Verizon Communications, Inc.
4.329%, 09/21/28	50	50,286
VF Corp.
2.400%, 04/23/25	288	278,567
2.950%, 04/23/30	790	713,412
ViacomCBS, Inc.
4.750%, 05/15/25	58	59,427
7.875%, 07/30/30	362	426,357
4.950%, 01/15/31	120	118,862
5.500%, 05/15/33	400	406,451
Viatris, Inc.
2.700%, 06/22/30	265	218,813
3.850%, 06/22/40	464	361,262
Visa, Inc.
2.050%, 04/15/30	167	148,078
1.100%, 02/15/31	84	67,023
4.150%, 12/14/35	154	155,639
VMware, Inc.
1.400%, 08/15/26	38	34,061
3.900%, 08/21/27	224	218,781
Vornado Realty, LP
3.500%, 01/15/25	155	153,235
3.400%, 06/01/31	735	646,619
Walgreens Boots Alliance, Inc.
3.200%, 04/15/30	150	138,301
Walt Disney Co. (The)
6.400%, 12/15/35	182	218,609
6.650%, 11/15/37	60	73,657
3.500%, 05/13/40	110	96,875
Waste Management, Inc.
1.500%, 03/15/31	400	325,042
Wells Fargo & Co.
3.300%, 09/09/24, MTN	600	597,820
3.000%, 02/19/25	332	326,032
3.550%, 09/29/25, MTN	275	272,822
3.000%, 04/22/26	664	639,014
3.000%, 10/23/26	229	218,661
4.150%, 01/24/29	688	679,690
Welltower, Inc.
# 4.000%, 06/01/25	80	80,094
3.100%, 01/15/30	95	87,352
6.500%, 03/15/41	409	480,442
Westlake Corp.
3.375%, 06/15/30	364	337,406

	Face Amount	Value†

	(000)
UNITED STATES — (Continued)
Williams Cos., Inc. (The)
4.550%, 06/24/24	40	$40,533
3.900%, 01/15/25	80	79,814
4.000%, 09/15/25	150	149,305
3.750%, 06/15/27	100	97,576
3.500%, 11/15/30	428	397,882
7.750%, 06/15/31	270	322,618
8.750%, 03/15/32	105	135,864
6.300%, 04/15/40	75	83,583
Wisconsin Power and Light Co.
1.950%, 09/16/31	30	25,123
WP Carey, Inc.
2.400%, 02/01/31	126	106,979
2.450%, 02/01/32	100	83,676
WRKCo, Inc.
3.000%, 09/15/24	80	79,059
# 4.200%, 06/01/32	314	306,736
3.000%, 06/15/33	401	349,346
Zoetis, Inc.
3.000%, 09/12/27	82	78,776

TOTAL UNITED STATES		195,437,025

TOTAL BONDS
(Cost $273,918,753)		251,628,779

U.S. TREASURY OBLIGATIONS — (32.9%)
U.S. Treasury Bonds
1.125%, 08/15/40	824	590,834
1.750%, 08/15/41	1,032	817,537
U.S. Treasury Notes
0.250%, 03/15/24	2,640	2,523,366
2.250%, 03/31/24	951	942,976
0.375%, 04/15/24	6,983	6,673,675
0.250%, 05/15/24	8,766	8,336,260
0.250%, 06/15/24	7,961	7,550,200
0.375%, 07/15/24	2,022	1,918,609
0.375%, 08/15/24	994	940,534
2.375%, 08/15/24	1,561	1,545,024
0.375%, 09/15/24	104	98,154
2.000%, 02/15/25	2	1,953
0.500%, 03/31/25	1,978	1,846,957
0.375%, 04/30/25	10,335	9,592,172
0.250%, 05/31/25	15,081	13,903,975
0.250%, 06/30/25	14,429	13,272,425
2.750%, 06/30/25	234	232,848
0.250%, 07/31/25	3,660	3,357,335
2.875%, 07/31/25	363	362,490
2.000%, 08/15/25	807	783,483
0.250%, 08/31/25	18,831	17,234,779
0.250%, 09/30/25	4,432	4,046,797
3.000%, 10/31/25	419	420,015
0.250%, 10/31/25	19,887	18,116,591
2.250%, 11/15/25	336	328,204
0.375%, 11/30/25	25,535	23,309,665
0.375%, 12/31/25	10,664	9,715,904
0.375%, 01/31/26	14,859	13,504,277

21

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount	Value†

	(000)
1.625%, 02/15/26	348	$331,497
0.500%, 02/28/26	9,640	8,786,333
2.250%, 03/31/26	429	417,873
0.750%, 03/31/26	9,117	8,377,312
0.750%, 04/30/26	8,330	7,640,823
2.375%, 04/30/26	238	232,896
1.625%, 05/15/26	246	233,575
2.125%, 05/31/26	239	231,401
1.875%, 06/30/26	242	231,923
0.875%, 06/30/26	254	233,362
1.875%, 07/31/26	242	231,724
1.500%, 08/15/26	54	50,815
1.125%, 02/15/31	7,100	6,127,633

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $203,610,891)		195,094,206

AGENCY OBLIGATIONS — (23.6%)
Federal Home Loan Banks
3.125%, 09/12/25	195	196,012
3.250%, 06/09/28	265	267,306
5.500%, 07/15/36	100	121,920
Federal Home Loan Mortgage Corp.
0.375%, 09/23/25	830	761,127
Federal National Mortgage Association
0.625%, 04/22/25	100	93,590
0.375%, 08/25/25	931	856,302

	Face Amount	Value†

	(000)
0.500%, 11/07/25	510	$468,362
2.125%, 04/24/26	227	219,902
1.875%, 09/24/26	312	297,980
0.750%, 10/08/27	1,470	1,306,865
6.250%, 05/15/29	49	58,786
2.000%, 05/25/37	38,218	34,603,261
2.500%, 05/25/37	19,386	18,549,222
3.000%, 05/25/52	34,293	32,334,597
2.500%, 05/25/52	26,451	24,129,137
Government National Mortgage Association
2.500%, 05/20/52	14,624	13,568,808
3.000%, 05/20/52	12,593	12,003,705

TOTAL AGENCY OBLIGATIONS
(Cost $143,085,676)		139,836,882

TOTAL INVESTMENT SECURITIES — 99.0%
(Cost $620,615,320)		586,559,867

SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	531,007	6,143,490

TOTAL INVESTMENTS — 100.0%
(Cost $626,758,810)		$592,703,357

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	$—	$3,351,048	$—	$3,351,048
Austria	—	579,903	—	579,903
Belgium	—	261,704	—	261,704
Bermuda	—	73,467	—	73,467
Canada	—	16,551,310	—	16,551,310
China	—	443,684	—	443,684
Finland	—	841,719	—	841,719
France	—	1,578,187	—	1,578,187
Germany	—	3,211,704	—	3,211,704
Ireland	—	1,019,820	—	1,019,820
Italy	—	469,582	—	469,582
Japan	—	5,831,012	—	5,831,012
Luxembourg	—	655,793	—	655,793
Netherlands	—	3,125,371	—	3,125,371
New Zealand	—	1,025,167	—	1,025,167
Norway	—	1,731,797	—	1,731,797
Philippines	—	348,923	—	348,923
Singapore	—	307,473	—	307,473
Spain	—	1,060,454	—	1,060,454
Sweden	—	1,052,698	—	1,052,698

22

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	$—	$3,224,211	$—	$3,224,211
United Kingdom	—	9,446,727	—	9,446,727
United States	—	195,437,025	—	195,437,025
U.S. Treasury Obligations
United States	—	195,094,206	—	195,094,206
Agency Obligations
United States	—	139,836,882	—	139,836,882
Securities Lending Collateral	6,143,490	—	—	6,143,490

Total Investments	$6,143,490	$586,559,867	$—	$592,703,357

See accompanying Notes to Financial Statements.

23

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Face Amount	Value†

		(000)
BONDS — (88.8%)
AUSTRALIA — (2.3%)
Australia & New Zealand Banking Group, Ltd.
	3.700%, 11/16/25	300	$302,691
Commonwealth Bank of Australia
#Ω	3.350%, 06/04/24	367	368,090
Ω	1.125%, 06/15/26	7,825	7,045,436
Macquarie Bank, Ltd.
#	2.300%, 01/22/25	1,272	1,228,905
Ω	3.900%, 01/15/26	908	905,770
National Australia Bank, Ltd.
Ω	1.388%, 01/12/25	300	284,475
Telstra Corp. Ltd
Ω	3.125%, 04/07/25	4,906	4,834,447
Westpac Banking Corp.
	3.300%, 02/26/24	100	100,315
	1.019%, 11/18/24	696	659,342
	2.350%, 02/19/25	1,139	1,107,356
	2.850%, 05/13/26	2,810	2,731,974
	1.150%, 06/03/26	140	127,038
	2.700%, 08/19/26	1,590	1,534,095
#	3.350%, 03/08/27	630	618,309

TOTAL AUSTRALIA			21,848,243

AUSTRIA — (0.8%)
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24	7,581	7,165,687

BERMUDA — (0.0%)
Assured Guaranty US Holdings, Inc.
	5.000%, 07/01/24	114	116,273

CANADA — (11.3%)
Bank of Montreal
	0.450%, 12/08/23	37	35,507
	2.150%, 03/08/24, MTN	59	57,805
	0.625%, 07/09/24, MTN	125	117,656
	1.850%, 05/01/25, MTN	1,492	1,416,608
	1.250%, 09/15/26, MTN	989	882,556
	2.650%, 03/08/27, MTN	4,670	4,381,856
Bank of Nova Scotia (The)
	3.400%, 02/11/24	1,042	1,043,476
	0.700%, 04/15/24	1,709	1,624,635
	0.650%, 07/31/24	400	374,919
#	1.300%, 06/11/25	447	414,554
	1.050%, 03/02/26	2,089	1,878,733
	2.700%, 08/03/26	495	471,874
	1.300%, 09/15/26	600	537,491
Brookfield Asset Management, Inc.
	4.000%, 01/15/25	1,965	1,985,009
Canada Government International Bond
	0.750%, 05/19/26	1,500	1,371,274

	Face Amount	Value†

	(000)
CANADA — (Continued)
Canadian Imperial Bank of Commerce
0.500%, 12/14/23	100	$95,817
3.100%, 04/02/24	4,765	4,739,767
1.000%, 10/18/24	240	225,510
0.950%, 10/23/25	214	194,437
1.250%, 06/22/26	652	582,188
Canadian National Railway Co.
2.750%, 03/01/26	2,690	2,610,286
Canadian Natural Resources, Ltd.
3.800%, 04/15/24	805	807,520
3.900%, 02/01/25	781	781,950
2.050%, 07/15/25	1,055	993,400
Canadian Pacific Railway Co.
2.900%, 02/01/25	313	306,613
3.700%, 02/01/26	500	497,745
CDP Financial, Inc.
0.875%, 06/10/25	2,400	2,246,928
Cenovus Energy, Inc.
5.375%, 07/15/25	737	764,313
Emera US Finance LP
0.833%, 06/15/24	252	236,044
3.550%, 06/15/26	10	9,758
Enbridge Energy Partners LP
5.875%, 10/15/25	334	354,299
Enbridge, Inc.
3.500%, 06/10/24	548	548,041
2.500%, 01/15/25	219	212,393
Kinross Gold Corp.
# 5.950%, 03/15/24	2,450	2,537,927
Magna International, Inc.
3.625%, 06/15/24	94	94,241
4.150%, 10/01/25	50	50,796
National Bank of Canada
0.750%, 08/06/24	1,350	1,268,398
Nutrien, Ltd.
3.000%, 04/01/25	1,045	1,025,978
Province of Alberta Canada
2.950%, 01/23/24	2,539	2,544,174
1.875%, 11/13/24	14,583	14,197,645
1.000%, 05/20/25	269	252,613
Province of British Columbia Canada
1.750%, 09/27/24	215	209,087
0.900%, 07/20/26	1,367	1,245,665
Province of Manitoba Canada
2.600%, 04/16/24	698	694,727
3.050%, 05/14/24	13,684	13,719,880
Province of Ontario Canada
3.200%, 05/16/24	13,662	13,729,187
0.625%, 01/21/26	2,078	1,895,240
1.050%, 04/14/26	792	730,137
2.500%, 04/27/26	1,098	1,070,638
2.300%, 06/15/26	7	6,762

24

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)
CANADA — (Continued)
Province of Quebec Canada
	1.500%, 02/11/25	1,150	$1,103,804
#	0.600%, 07/23/25	410	378,902
	2.500%, 04/20/26	526	513,202
Rogers Communications, Inc.
	3.625%, 12/15/25	2,382	2,368,494
Royal Bank of Canada
	2.550%, 07/16/24	1,116	1,097,147
	0.650%, 07/29/24	3,690	3,468,199
	1.150%, 06/10/25	253	233,770
	0.875%, 01/20/26	1,876	1,683,162
	1.200%, 04/27/26	438	395,206
Suncor Energy, Inc.
	3.100%, 05/15/25	247	242,290
Sysco Corp.
	3.750%, 10/01/25	1,150	1,155,099
Thomson Reuters Corp.
	3.850%, 09/29/24	238	238,469
	3.350%, 05/15/26	166	163,097
Toronto-Dominion Bank (The)
	3.250%, 03/11/24	16	16,002
	0.750%, 09/11/25, MTN	40	36,335
	0.750%, 01/06/26, MTN	40	35,965
	1.250%, 09/10/26	155	139,068
TransCanada PipeLines, Ltd.
	4.875%, 01/15/26	540	556,690

TOTAL CANADA			101,898,958

CHINA — (0.5%)
Asian Infrastructure Investment Bank (The)
	2.250%, 05/16/24	3,099	3,062,309
	0.500%, 10/30/24	200	187,863
	0.500%, 05/28/25	145	133,858
	0.500%, 01/27/26	1,000	906,117

TOTAL CHINA			4,290,147

CÔTE D’IVOIRE — (0.0%)
African Development Bank
	0.875%, 07/22/26	34	31,091

FINLAND — (0.1%)
Nordea Bank Abp
Ω	1.500%, 09/30/26	1,553	1,393,990

TOTAL FINLAND			1,393,990

FRANCE — (1.3%)
Banque Federative du Credit Mutuel SA
Ω	0.650%, 02/27/24	320	304,269
Ω	0.998%, 02/04/25	653	603,159
Ω	1.604%, 10/04/26	800	718,773
BPCE SA
Ω	1.000%, 01/20/26	2,800	2,504,028

		Face Amount	Value†

		(000)
FRANCE — (Continued)
Council Of Europe Development Bank
	0.375%, 06/10/24	124	$117,849
Credit Agricole SA
Ω	4.125%, 01/10/27	1,895	1,867,953
Societe Generale SA
Ω	2.625%, 01/22/25	695	662,556
Ω	4.000%, 01/12/27	2,000	1,914,245
TotalEnergies Capital International SA
#	3.700%, 01/15/24	1,209	1,217,841
	3.750%, 04/10/24	1,623	1,639,042
	2.434%, 01/10/25	120	117,046

TOTAL FRANCE			11,666,761

GERMANY — (2.0%)
Bayer US Finance II LLC
Ω	3.375%, 07/15/24	2,435	2,421,985
Ω	4.250%, 12/15/25	1,886	1,893,179
BMW US Capital LLC
Ω	2.800%, 04/11/26	967	933,122
Ω	1.250%, 08/12/26	231	209,651
Daimler Finance North America LLC
Ω	1.450%, 03/02/26	190	173,645
#Ω	3.450%, 01/06/27	250	244,546
EMD Finance LLC
Ω	3.250%, 03/19/25	812	804,208
Fresenius Medical Care US Finance III, Inc.
Ω	1.875%, 12/01/26	500	452,729
Kreditanstalt Fuer Wiederaufbau
	0.625%, 01/22/26	1,306	1,196,898
Landwirtschaftliche Rentenbank
	2.000%, 01/13/25	2,606	2,542,068
	0.500%, 05/27/25	3,715	3,446,257
	0.875%, 03/30/26	500	460,404
Siemens Financieringsmaatschappij NV
Ω	1.200%, 03/11/26	2,000	1,824,282
	2.350%, 10/15/26	259	245,023
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24	750	736,314

TOTAL GERMANY			17,584,311

IRELAND — (0.2%)
Medtronic, Inc.
	3.500%, 03/15/25	442	443,451
Shire Acquisitions Investments Ireland DAC
	3.200%, 09/23/26	1,017	981,237

TOTAL IRELAND			1,424,688

25

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)
ITALY — (0.2%)
CNH Industrial NV
	4.500%, 08/15/23	429	$434,967
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24	625	612,247

TOTAL ITALY			1,047,214

JAPAN — (3.2%)
American Honda Finance Corp.
	0.750%, 08/09/24	733	693,449
Mitsubishi UFJ Financial Group, Inc.
#	3.407%, 03/07/24	1,004	1,002,510
#	3.777%, 03/02/25	1,434	1,441,141
	1.412%, 07/17/25	1,828	1,685,678
	3.850%, 03/01/26	1,718	1,704,546
	2.757%, 09/13/26	250	236,708
	3.677%, 02/22/27	361	354,916
Mizuho Financial Group, Inc.
Ω	3.477%, 04/12/26	1,250	1,214,667
	2.839%, 09/13/26	300	283,606
Nissan Motor Acceptance Co. LLC
Ω	3.875%, 09/21/23	306	305,879
Ω	1.125%, 09/16/24	330	306,678
Ω	2.000%, 03/09/26	2,504	2,233,303
Nomura Holdings, Inc.
	1.653%, 07/14/26	2,850	2,558,472
	2.329%, 01/22/27	1,600	1,454,069
NTT Finance Corp.
Ω	0.583%, 03/01/24	400	381,355
Ω	1.162%, 04/03/26	900	812,577
ORIX Corp.
	4.050%, 01/16/24	475	480,869
Sumitomo Mitsui Financial Group, Inc.
	0.508%, 01/12/24	500	477,202
	2.348%, 01/15/25	1,131	1,087,565
	3.784%, 03/09/26	1,385	1,365,966
	2.632%, 07/14/26	2,869	2,717,601
	2.174%, 01/14/27	1,324	1,215,080
Sumitomo Mitsui Trust Bank, Ltd.
Ω	0.800%, 09/16/24	500	467,896
Toyota Motor Corp.
	0.681%, 03/25/24	1,453	1,389,914
	2.358%, 07/02/24	197	193,879
	1.339%, 03/25/26	822	756,295
Toyota Motor Credit Corp.
	3.400%, 04/14/25, MTN	790	790,953
	1.125%, 06/18/26, MTN	96	87,084

TOTAL JAPAN			27,699,858

LUXEMBOURG — (1.7%)
European Investment Bank
	0.375%, 07/24/24	2,819	2,671,347
#	1.875%, 02/10/25	8,197	7,973,739
	0.375%, 12/15/25	3,675	3,349,016

		Face Amount	Value†

		(000)
LUXEMBOURG — (Continued)
	0.375%, 03/26/26	706	$637,807

TOTAL LUXEMBOURG			14,631,909

NETHERLANDS — (0.9%)
ArcelorMittal SA
	3.600%, 07/16/24	665	662,405
	4.550%, 03/11/26	846	854,888
Asian Development Bank
	2.000%, 01/22/25	100	97,560
BNG Bank NV
Ω	2.375%, 03/16/26	500	487,382
Cooperatieve Rabobank UA
	1.375%, 01/10/25	296	280,355
ING Groep NV
#Ω	4.625%, 01/06/26	5,000	5,043,224
LeasePlan Corp. NV
Ω	2.875%, 10/24/24	300	289,335

TOTAL NETHERLANDS			7,715,149

NEW ZEALAND — (0.1%)
ANZ New Zealand Int’l, Ltd.
Ω	1.250%, 06/22/26	1,371	1,235,425
Bank of New Zealand
#Ω	2.000%, 02/21/25	400	382,978

TOTAL NEW ZEALAND			1,618,403

NORWAY — (0.3%)
Equinor ASA
	2.875%, 04/06/25	278	273,788
	1.750%, 01/22/26	1,065	997,616
#	3.000%, 04/06/27	1,892	1,834,467

TOTAL NORWAY			3,105,871

PHILIPPINES — (0.3%)
Asian Development Bank
	0.375%, 06/11/24	889	845,337
	1.500%, 10/18/24	243	234,738
	1.000%, 04/14/26	1,466	1,354,980

TOTAL PHILIPPINES			2,435,055

SINGAPORE — (0.0%)
Broadcom Corp / Broadcom Cayman Finance, Ltd.
	3.625%, 01/15/24	272	273,415

SPAIN — (0.1%)
Telefonica Emisiones SA
	4.103%, 03/08/27	800	791,194

SUPRANATIONAL — (0.1%)
European Bank for Reconstruction & Development
	1.500%, 02/13/25	500	480,547

26

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)
SWEDEN — (0.3%)
Svensk Exportkredit AB
	0.375%, 07/30/24	791	$747,942
	0.625%, 05/14/25	1,450	1,348,089
Swedbank AB
Ω	1.538%, 11/16/26	300	272,724

TOTAL SWEDEN			2,368,755

SWITZERLAND — (1.9%)
Chubb INA Holdings, Inc.
	3.350%, 05/15/24	342	342,663
	3.150%, 03/15/25	357	355,713
	3.350%, 05/03/26	10	9,926
Credit Suisse Group AG
	4.550%, 04/17/26	5,000	4,986,029
Glencore Funding LLC
	4.125%, 03/12/24	536	538,624
Ω	4.625%, 04/29/24	381	385,522
Ω	1.625%, 09/01/25	3,193	2,935,186
Ω	1.625%, 04/27/26	731	661,663
Ω	4.000%, 03/27/27	124	121,513
Nestle Holdings, Inc.
Ω	0.375%, 01/15/24	787	755,102
#Ω	3.500%, 09/24/25	1,000	1,008,350
Ω	0.625%, 01/15/26	400	361,900
Novartis Capital Corp.
	3.400%, 05/06/24	100	100,731
	3.000%, 11/20/25	500	495,705
UBS Group AG
Ω	4.125%, 09/24/25	2,568	2,564,481
Ω	4.125%, 04/15/26	2,852	2,828,456

TOTAL SWITZERLAND			18,451,564

UNITED KINGDOM — (3.2%)
Amcor Finance USA, Inc.
	3.625%, 04/28/26	2,018	1,985,006
AstraZeneca PLC
	3.375%, 11/16/25	433	430,985
BAT Capital Corp.
	3.222%, 08/15/24	100	98,610
	3.215%, 09/06/26	40	37,810
BAT International Finance PLC
Ω	3.950%, 06/15/25	1,095	1,080,389
	1.668%, 03/25/26	50	44,852
BP Capital Markets America, Inc.
	3.796%, 09/21/25	147	148,259
	3.119%, 05/04/26	316	308,407
	3.017%, 01/16/27	961	925,070
	3.588%, 04/14/27	264	260,045
BP Capital Markets PLC
	3.814%, 02/10/24	2,006	2,023,521
	3.535%, 11/04/24	2,261	2,267,688
	3.119%, 05/04/26	5	4,826
Deutsche Bank AG
#	3.700%, 05/30/24	1,052	1,054,062

		Face Amount	Value†

		(000)
UNITED KINGDOM — (Continued)
European Bank for Reconstruction & Development
	0.500%, 05/19/25	1,779	$1,649,456
	0.500%, 11/25/25	53	48,453
	0.500%, 01/28/26	240	218,486
GlaxoSmithKline Capital, Inc.
	3.625%, 05/15/25	140	141,112
HSBC Holdings PLC
	3.900%, 05/25/26	386	380,130
Lloyds Bank PLC
	3.500%, 05/14/25	300	296,620
Lloyds Banking Group PLC
	3.900%, 03/12/24	800	801,192
	4.450%, 05/08/25	1,921	1,940,503
LSEGA Financing PLC
	1.375%, 04/06/26	3,250	2,940,172
LYB International Finance III LLC
	1.250%, 10/01/25	679	622,490
Nationwide Building Society
Ω	3.900%, 07/21/25	1,296	1,300,227
Ω	1.500%, 10/13/26	2,500	2,241,767
NatWest Group PLC
	4.800%, 04/05/26	232	234,015
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24	300	295,964
Santander UK PLC
#	4.000%, 03/13/24	2,189	2,214,305
Shell International Finance BV
	3.250%, 05/11/25	1,371	1,366,680
	2.875%, 05/10/26	1,289	1,254,746
	2.500%, 09/12/26	916	873,153
Sky, Ltd.
Ω	3.750%, 09/16/24	220	221,030
Vodafone Group PLC
	3.750%, 01/16/24	131	132,326
	4.125%, 05/30/25	80	80,940

TOTAL UNITED KINGDOM			29,923,297

UNITED STATES — (58.0%)
3M Co.
	3.000%, 08/07/25, MTN	50	49,673
7-Eleven, Inc.
Ω	0.950%, 02/10/26	3,636	3,251,880
Abbott Laboratories
	2.950%, 03/15/25	100	99,466
	3.875%, 09/15/25	200	203,706
AbbVie, Inc.
	3.800%, 03/15/25	1,795	1,796,596
	3.600%, 05/14/25	1,238	1,229,909
	3.200%, 05/14/26	249	242,462
Activision Blizzard, Inc.
	3.400%, 09/15/26	1,659	1,646,131
Aetna, Inc.
	3.500%, 11/15/24	2,247	2,243,883

27

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)
UNITED STATES — (Continued)
	AFLAC, Inc.
#	3.625%, 11/15/24	2,079	$2,098,867
	3.250%, 03/17/25	96	95,102
	Aircastle, Ltd.
#	4.125%, 05/01/24	1,837	1,827,373
Ω	5.250%, 08/11/25	1,901	1,896,259
	Albemarle Corp.
	4.150%, 12/01/24	125	126,371
	Ally Financial, Inc.
	3.875%, 05/21/24	2,531	2,539,707
	5.125%, 09/30/24	80	82,348
#	5.800%, 05/01/25	2,150	2,246,979
	Alphabet, Inc.
#	0.450%, 08/15/25	500	460,887
	Altera Corp.
	4.100%, 11/15/23	100	101,298
	Altria Group, Inc.
	4.000%, 01/31/24	646	654,067
	2.350%, 05/06/25	85	80,993
	Amazon.com, Inc.
	0.800%, 06/03/25	1,425	1,330,594
	1.000%, 05/12/26	26	23,705
	Ameren Corp.
	2.500%, 09/15/24	631	619,293
	3.650%, 02/15/26	556	550,581
	American Campus Communities Operating Partnership LP
	3.300%, 07/15/26	766	755,122
	American Electric Power Co., Inc.
	1.000%, 11/01/25	1,704	1,550,131
	American Express Co.
	3.400%, 02/22/24	1,890	1,894,884
	2.500%, 07/30/24	739	723,444
	3.000%, 10/30/24	2,380	2,358,318
	2.250%, 03/04/25	10	9,644
	American Honda Finance Corp.
	3.550%, 01/12/24	468	471,167
#	2.150%, 09/10/24, MTN	1,048	1,022,938
	1.000%, 09/10/25, MTN	192	176,838
	American International Group, Inc.
	3.900%, 04/01/26	99	98,524
	American Tower Corp.
	3.375%, 05/15/24	2,107	2,100,940
	2.400%, 03/15/25	35	33,645
	1.300%, 09/15/25	1,000	914,664
	4.400%, 02/15/26	105	105,784
	1.600%, 04/15/26	573	520,665
	1.450%, 09/15/26	50	44,644
	3.375%, 10/15/26	280	268,911
	2.750%, 01/15/27	768	713,322
	American Water Capital Corp.
	3.850%, 03/01/24	72	72,513
	3.400%, 03/01/25	926	928,279
	Ameriprise Financial, Inc.
	3.700%, 10/15/24	310	312,073

	Face Amount	Value†

	(000)
UNITED STATES — (Continued)
AmerisourceBergen Corp.
3.400%, 05/15/24	1,259	$1,257,064
3.250%, 03/01/25	50	49,390
Amgen, Inc.
3.625%, 05/22/24	822	829,020
1.900%, 02/21/25	770	737,201
3.125%, 05/01/25	659	651,122
2.600%, 08/19/26	741	707,550
2.200%, 02/21/27	132	122,560
Analog Devices, Inc.
3.500%, 12/05/26	88	87,784
Anthem, Inc.
3.500%, 08/15/24	4,158	4,163,239
3.350%, 12/01/24	145	144,510
2.375%, 01/15/25	85	82,306
1.500%, 03/15/26	811	746,386
Aon Global, Ltd.
3.500%, 06/14/24	290	290,379
3.875%, 12/15/25	1,000	1,006,957
Apple, Inc.
3.000%, 02/09/24	3,750	3,764,080
3.450%, 05/06/24	4,223	4,269,915
# 2.500%, 02/09/25	1,638	1,615,332
1.125%, 05/11/25	861	811,611
3.200%, 05/13/25	742	743,841
0.550%, 08/20/25	200	184,262
3.250%, 02/23/26	280	279,465
# 2.450%, 08/04/26	441	425,910
2.050%, 09/11/26	14	13,265
Archer-Daniels-Midland Co.
2.500%, 08/11/26	76	73,312
Ares Capital Corp.
4.200%, 06/10/24	388	388,244
3.250%, 07/15/25	2,079	1,979,592
3.875%, 01/15/26	995	955,230
2.150%, 07/15/26	167	148,124
Arizona Public Service Co.
3.350%, 06/15/24	861	854,239
3.150%, 05/15/25	3,522	3,460,203
Arrow Electronics, Inc.
3.250%, 09/08/24	3,370	3,331,991
4.000%, 04/01/25	97	97,038
AT&T, Inc.
3.900%, 03/11/24	167	168,934
3.950%, 01/15/25	223	226,794
3.400%, 05/15/25	490	492,765
4.125%, 02/17/26	1,105	1,131,499
Autodesk, Inc.
4.375%, 06/15/25	160	162,499
Automatic Data Processing, Inc.
3.375%, 09/15/25	100	100,405
AutoZone, Inc.
3.250%, 04/15/25	1,018	1,003,899
3.625%, 04/15/25	230	229,989
3.125%, 04/21/26	400	389,236

28

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)
UNITED STATES — (Continued)
	AvalonBay Communities, Inc.
	3.500%, 11/15/24	1,073	$1,072,728
	3.450%, 06/01/25	755	749,925
	2.950%, 05/11/26	2,865	2,781,366
	Avnet, Inc.
	4.625%, 04/15/26	809	811,544
	Bank of America Corp.
	4.125%, 01/22/24, MTN	2,950	2,992,952
	4.000%, 04/01/24, MTN	718	727,714
#	3.875%, 08/01/25, MTN	817	819,605
	3.500%, 04/19/26	865	848,964
	Bank of New York Mellon Corp. (The)
#	3.650%, 02/04/24, MTN	1,379	1,393,106
	0.500%, 04/26/24	185	175,844
	3.400%, 05/15/24	958	963,827
	3.000%, 02/24/25, MTN	1,579	1,567,388
	1.600%, 04/24/25, MTN	30	28,460
	2.800%, 05/04/26, MTN	740	721,938
	Baxter International, Inc.
	2.600%, 08/15/26	1,119	1,058,947
	Berkshire Hathaway, Inc.
	3.125%, 03/15/26	340	337,519
	Biogen, Inc.
	4.050%, 09/15/25	1,742	1,732,587
	BlackRock, Inc.
	3.500%, 03/18/24	78	78,702
	3.200%, 03/15/27	10	9,824
	BMW US Capital LLC
#Ω	0.800%, 04/01/24	210	200,516
	Boardwalk Pipelines, LP
	4.950%, 12/15/24	330	337,280
	5.950%, 06/01/26	1,053	1,106,107
	Boeing Co. (The)
	2.500%, 03/01/25	203	195,268
#	3.100%, 05/01/26	603	570,323
	2.250%, 06/15/26	3,536	3,231,962
	Booking Holdings, Inc.
	3.600%, 06/01/26	750	746,642
	BorgWarner, Inc.
Ω	5.000%, 10/01/25	121	124,060
	Boston Scientific Corp.
	3.450%, 03/01/24	174	174,179
	BPCE SA
#	4.000%, 04/15/24	1,280	1,292,533
	Bristol-Myers Squibb Co.
	2.900%, 07/26/24	50	49,714
	0.750%, 11/13/25	96	87,506
	3.200%, 06/15/26	189	187,234
	Brixmor Operating Partnership, LP
	3.650%, 06/15/24	250	248,992
	4.125%, 06/15/26	845	838,305
	3.900%, 03/15/27	352	344,351
	Broadcom, Inc.
	3.150%, 11/15/25	50	48,725
	4.250%, 04/15/26	494	511,430
	3.459%, 09/15/26	80	77,907

		Face Amount	Value†

		(000)
UNITED STATES — (Continued)
	Brown & Brown, Inc.
	4.200%, 09/15/24	1,731	$1,744,802
	Bunge, Ltd. Finance Corp.
	1.630%, 08/17/25	754	699,719
	Burlington Northern Santa Fe LLC
	3.400%, 09/01/24	355	356,461
	3.000%, 04/01/25	3,342	3,323,694
	Campbell Soup Co.
	3.950%, 03/15/25	1,560	1,569,868
	Capital One Financial Corp.
	3.750%, 04/24/24	233	233,304
	3.200%, 02/05/25	591	580,833
	3.750%, 03/09/27	137	133,436
	Cardinal Health, Inc.
	3.079%, 06/15/24	1,619	1,604,221
	3.500%, 11/15/24	96	95,655
	3.750%, 09/15/25	199	199,051
	Cargill, Inc.
Ω	0.750%, 02/02/26	408	368,403
	Carrier Global Corp.
	2.242%, 02/15/25	351	335,998
	Caterpillar Financial Services Corp.
	0.450%, 05/17/24, MTN	51	48,430
	0.800%, 11/13/25, MTN	1,526	1,394,496
	Caterpillar, Inc.
	3.400%, 05/15/24	2,378	2,397,300
	Cboe Global Markets, Inc.
	3.650%, 01/12/27	875	872,920
	Celanese US Holdings LLC
	3.500%, 05/08/24	1,150	1,145,260
	1.400%, 08/05/26	3,495	3,099,857
	CenterPoint Energy, Inc.
	2.500%, 09/01/24	89	86,550
	1.450%, 06/01/26	1,000	909,683
	Charles Schwab Corp. (The)
	3.000%, 03/10/25	1,008	998,455
	3.625%, 04/01/25	555	556,714
	3.850%, 05/21/25	3,446	3,481,822
#	0.900%, 03/11/26	99	89,772
	1.150%, 05/13/26	31	28,147
	Chevron Corp.
	1.554%, 05/11/25	998	946,183
	3.326%, 11/17/25	4,148	4,130,952
	2.954%, 05/16/26	400	391,148
	Chevron USA, Inc.
	0.687%, 08/12/25	1,726	1,586,352
	Cigna Corp.
	3.500%, 06/15/24	522	522,902
	3.250%, 04/15/25	1,565	1,551,656
	4.500%, 02/25/26	441	449,790
	1.250%, 03/15/26	1,135	1,030,953
	3.400%, 03/01/27	1,000	972,075
	Cisco Systems, Inc.
	3.625%, 03/04/24	93	94,257
#	3.500%, 06/15/25	50	50,537

29

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)
UNITED STATES — (Continued)
	Citigroup, Inc.
	3.750%, 06/16/24	570	$574,508
	3.300%, 04/27/25	429	423,693
	3.700%, 01/12/26	942	931,525
	3.400%, 05/01/26	3,497	3,408,114
	3.200%, 10/21/26	410	395,188
	Citrix Systems, Inc.
	1.250%, 03/01/26	162	157,602
	CME Group, Inc.
#	3.000%, 03/15/25	3,546	3,515,379
	CMS Energy Corp.
	3.875%, 03/01/24	50	50,297
	3.600%, 11/15/25	106	105,161
	3.000%, 05/15/26	542	525,573
	CNA Financial Corp.
	3.950%, 05/15/24	873	878,378
	4.500%, 03/01/26	1,383	1,412,184
	CNH Industrial Capital LLC
	4.200%, 01/15/24	241	243,930
	1.875%, 01/15/26	1,390	1,292,199
	CNO Financial Group, Inc.
	5.250%, 05/30/25	662	682,688
	Comcast Corp.
	3.375%, 02/15/25	25	25,008
	3.375%, 08/15/25	2,231	2,223,336
	3.950%, 10/15/25	480	485,549
	3.150%, 03/01/26	1,325	1,301,128
	Conagra Brands, Inc.
	4.300%, 05/01/24	1,433	1,450,977
	Consolidated Edison Co. of New York, Inc.
#	3.300%, 12/01/24	1,110	1,111,635
	Constellation Brands, Inc.
	4.750%, 11/15/24	40	41,223
	Constellation Energy Generation LLC
	3.250%, 06/01/25	1,381	1,353,151
	Corporate Office Properties, LP
	2.250%, 03/15/26	2,114	1,960,697
	Cox Communications, Inc.
Ω	3.850%, 02/01/25	281	280,715
Ω	3.350%, 09/15/26	1,950	1,892,766
	Crown Castle International Corp.
	1.350%, 07/15/25	1,500	1,383,187
	4.450%, 02/15/26	34	34,313
	3.700%, 06/15/26	750	737,444
	1.050%, 07/15/26	2,184	1,928,297
	4.000%, 03/01/27	196	192,914
	2.900%, 03/15/27	487	455,958
	CVS Health Corp.
	3.375%, 08/12/24	545	543,544
	2.625%, 08/15/24	85	83,553
	4.100%, 03/25/25	80	81,097
	3.875%, 07/20/25	170	170,748

		Face Amount	Value†

		(000)
UNITED STATES — (Continued)
	Daimler Finance North America LLC
Ω	3.650%, 02/22/24	285	$285,573
Ω	2.125%, 03/10/25	290	277,158
	Deere & Co.
	2.750%, 04/15/25	500	490,951
	Deutsche Bank AG
	3.700%, 05/30/24	117	116,098
	4.100%, 01/13/26	706	698,654
	Discover Bank
	4.250%, 03/13/26	1,000	1,002,564
	Discover Financial Services
	3.950%, 11/06/24	1,576	1,580,750
	3.750%, 03/04/25	165	164,934
	4.500%, 01/30/26	120	121,416
	4.100%, 02/09/27	1,678	1,660,190
	Discovery Communications LLC
	3.800%, 03/13/24	85	84,999
	3.900%, 11/15/24	787	788,644
	3.450%, 03/15/25	96	94,210
	3.950%, 06/15/25	2,227	2,207,325
	4.900%, 03/11/26	23	23,372
	Dominion Energy, Inc.
	3.900%, 10/01/25	194	195,126
	1.450%, 04/15/26	3	2,732
	Dover Corp.
	3.150%, 11/15/25	83	81,717
	DTE Energy Co.
	1.050%, 06/01/25	300	276,060
	2.850%, 10/01/26	750	716,055
	Duke Energy Corp.
	3.750%, 04/15/24	2,273	2,289,291
	2.650%, 09/01/26	350	331,275
	DuPont de Nemours, Inc.
	4.493%, 11/15/25	209	212,665
	DXC Technology Co.
	1.800%, 09/15/26	5,155	4,606,946
	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24	1,950	1,902,847
	Eastman Chemical Co.
	3.800%, 03/15/25	2,578	2,568,040
	eBay, Inc.
	3.450%, 08/01/24	117	117,382
	Ecolab, Inc.
	2.700%, 11/01/26	392	378,427
	Edison International
	3.550%, 11/15/24	1,667	1,646,974
	4.950%, 04/15/25	2,194	2,232,111
	EI du Pont de Nemours and Co.
	1.700%, 07/15/25	2,433	2,295,578
	Emerson Electric Co.
	3.150%, 06/01/25	824	818,623
	Energy Transfer, LP
	4.050%, 03/15/25	676	672,237
	2.900%, 05/15/25	10	9,652
	5.950%, 12/01/25	446	468,978
	4.750%, 01/15/26	388	392,637

30

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)
UNITED STATES — (Continued)
	3.900%, 07/15/26	496	$482,485
	4.400%, 03/15/27	1,101	1,091,878
	4.200%, 04/15/27	150	147,782
Enterprise Products Operating LLC
	3.900%, 02/15/24	81	81,714
	3.750%, 02/15/25	418	418,592
	3.700%, 02/15/26	463	458,448
EOG Resources, Inc.
	3.150%, 04/01/25	274	271,400
	4.150%, 01/15/26	1,994	2,034,174
Equifax, Inc.
	3.250%, 06/01/26	300	290,598
Equinix, Inc.
	2.625%, 11/18/24	102	99,271
	1.250%, 07/15/25	143	131,556
#	1.450%, 05/15/26	2,578	2,324,447
	2.900%, 11/18/26	500	472,143
ERAC USA Finance LLC
Ω	3.850%, 11/15/24	1,493	1,503,116
Ω	3.800%, 11/01/25	200	200,792
Ω	3.300%, 12/01/26	700	678,932
Eversource Energy
	0.800%, 08/15/25	555	505,341
Exelon Corp.
	3.950%, 06/15/25	494	497,784
	3.400%, 04/15/26	414	404,456
Expedia Group, Inc.
	4.500%, 08/15/24	916	926,780
	5.000%, 02/15/26	339	346,402
Exxon Mobil Corp.
#	2.709%, 03/06/25	2,938	2,895,408
	3.043%, 03/01/26	2,017	1,985,130
	2.275%, 08/16/26	519	496,454
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	282	291,351
Fidelity National Information Services, Inc.
	0.600%, 03/01/24	102	96,760
	1.150%, 03/01/26	100	90,419
Fiserv, Inc.
	2.750%, 07/01/24	442	435,220
	3.200%, 07/01/26	202	195,632
Flex, Ltd.
	4.750%, 06/15/25	320	325,954
	3.750%, 02/01/26	4,470	4,362,158
Fortune Brands Home & Security, Inc.
	4.000%, 06/15/25	997	999,528
Franklin Resources, Inc.
	2.850%, 03/30/25	1,165	1,148,093
GATX Corp.
	3.250%, 03/30/25	130	127,164
General Dynamics Corp.
	3.500%, 05/15/25	3,026	3,033,004
	2.125%, 08/15/26	495	466,002
	3.500%, 04/01/27	2,117	2,096,721

		Face Amount	Value†

		(000)
UNITED STATES — (Continued)
General Mills, Inc.
	4.000%, 04/17/25	150	$152,120
General Motors Co.
	5.400%, 10/02/23	540	554,509
	6.125%, 10/01/25	334	352,572
General Motors Financial Co., Inc.
	1.700%, 08/18/23	209	204,845
	5.100%, 01/17/24	29	29,650
	3.950%, 04/13/24	60	60,245
	2.750%, 06/20/25	187	179,190
	4.300%, 07/13/25	640	641,850
	1.250%, 01/08/26	285	254,999
	5.250%, 03/01/26	1,405	1,442,752
#	4.000%, 10/06/26	713	696,466
	4.350%, 01/17/27	235	231,875
	2.350%, 02/26/27	114	102,493
Georgia-Pacific LLC
Ω	3.600%, 03/01/25	200	200,131
Ω	1.750%, 09/30/25	100	94,011
Ω	0.950%, 05/15/26	390	351,552
Gilead Sciences, Inc.
	3.700%, 04/01/24	1,448	1,455,716
	3.500%, 02/01/25	1,110	1,111,101
	3.650%, 03/01/26	2,958	2,937,882
#	2.950%, 03/01/27	100	95,616
Global Payments, Inc.
	1.500%, 11/15/24	235	221,977
	2.650%, 02/15/25	428	413,016
	1.200%, 03/01/26	621	557,824
	4.800%, 04/01/26	176	180,011
	2.150%, 01/15/27	190	172,264
Goldman Sachs Group, Inc. (The)
	4.000%, 03/03/24	369	372,330
	3.850%, 07/08/24, MTN	579	582,205
	3.500%, 01/23/25	1,661	1,645,288
	3.750%, 05/22/25	1,026	1,021,761
	3.750%, 02/25/26	504	9,661
Halliburton Co.
	3.800%, 11/15/25	32	32,183
Harley-Davidson Financial Services, Inc.
Ω	3.050%, 02/14/27	1,700	1,577,324
Harley-Davidson, Inc.
#	3.500%, 07/28/25	1,200	1,173,485
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	1.500%, 06/01/25	2,510	2,349,254
Healthcare Trust of America Holdings, LP
	3.500%, 08/01/26	78	76,325
Hewlett Packard Enterprise Co.
	1.450%, 04/01/24	3,228	3,110,441
	1.750%, 04/01/26	719	664,722
Home Depot, Inc. (The)
	3.350%, 09/15/25	238	237,950

31

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face Amount	Value†

	(000)
UNITED STATES — (Continued)
HP, Inc.
2.200%, 06/17/25	1,277	$1,213,019
1.450%, 06/17/26	33	29,644
HSBC USA, Inc.
3.500%, 06/23/24	110	110,034
Humana, Inc.
3.850%, 10/01/24	1,286	1,292,008
# 3.950%, 03/15/27	400	396,473
Illinois Tool Works, Inc.
# 3.500%, 03/01/24	578	583,610
Intel Corp.
2.875%, 05/11/24	1,225	1,224,547
3.700%, 07/29/25	19	19,173
Inter-American Development Bank
3.000%, 02/21/24	117	117,575
0.500%, 09/23/24	305	288,404
0.875%, 04/20/26	4,500	4,135,268
Intercontinental Exchange, Inc.
3.750%, 12/01/25	4,217	4,233,109
International Bank for Reconstruction & Development
1.500%, 08/28/24	365	354,058
2.125%, 03/03/25	54	52,868
0.375%, 07/28/25	25	23,004
2.500%, 07/29/25	328	323,120
0.500%, 10/28/25	500	458,683
International Business Machines Corp.
3.000%, 05/15/24	115	114,448
7.000%, 10/30/25	52	57,834
3.300%, 05/15/26	5,000	4,929,992
Interpublic Group of Cos., Inc. (The)
4.200%, 04/15/24	396	400,484
ITC Holdings Corp.
3.650%, 06/15/24	461	460,230
J M Smucker Co. (The)
3.500%, 03/15/25	2,365	2,358,451
Jabil, Inc.
1.700%, 04/15/26	335	302,199
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27	277	284,886
John Deere Capital Corp.
3.400%, 09/11/25, MTN	126	125,935
1.050%, 06/17/26	450	409,029
Johnson & Johnson
# 0.550%, 09/01/25	1,238	1,139,579
2.450%, 03/01/26	2,500	2,432,339
JPMorgan Chase & Co.
# 3.875%, 02/01/24	1,045	1,059,427
3.625%, 05/13/24	310	312,559
3.125%, 01/23/25	603	596,147
3.900%, 07/15/25	1,343	1,348,345
3.300%, 04/01/26	1,250	1,221,173
3.200%, 06/15/26	434	423,027
2.950%, 10/01/26	534	511,721

	Face Amount	Value†

	(000)
UNITED STATES — (Continued)
Juniper Networks, Inc.
1.200%, 12/10/25	76	$69,235
Kellogg Co.
3.250%, 04/01/26	291	285,824
Kemper Corp.
4.350%, 02/15/25	1,851	1,841,464
Keurig Dr Pepper, Inc.
3.400%, 11/15/25	2,819	2,790,365
2.550%, 09/15/26	25	23,698
KeyBank NA
3.300%, 06/01/25	1,000	991,632
Kilroy Realty, LP
3.450%, 12/15/24	685	674,272
Kinder Morgan, Inc.
4.300%, 06/01/25	2,693	2,716,034
Kroger Co. (The)
2.650%, 10/15/26	72	68,286
L3Harris Technologies Inc
3.832%, 04/27/25	2,407	2,406,011
Laboratory Corp. of America Holdings
3.600%, 02/01/25	299	297,612
1.550%, 06/01/26	450	410,615
Lam Research Corp.
3.750%, 03/15/26	110	110,723
Lazard Group LLC
3.750%, 02/13/25	2,430	2,426,818
3.625%, 03/01/27	1,100	1,064,356
Legg Mason, Inc.
3.950%, 07/15/24	1,913	1,934,832
4.750%, 03/15/26	3,592	3,714,804
Lennar Corp.
4.500%, 04/30/24	100	101,474
4.750%, 05/30/25	67	68,247
Lincoln National Corp.
4.000%, 09/01/23	441	445,823
3.350%, 03/09/25	446	439,625
3.625%, 12/12/26	1,095	1,089,326
Lockheed Martin Corp.
2.900%, 03/01/25	988	980,845
3.550%, 01/15/26	96	96,723
Loews Corp.
3.750%, 04/01/26	1,601	1,610,848
Lowe’s Cos., Inc.
3.375%, 09/15/25	70	69,439
Marathon Petroleum Corp.
3.625%, 09/15/24	194	193,035
4.700%, 05/01/25	881	894,121
5.125%, 12/15/26	150	156,570
Marriott International, Inc.
3.600%, 04/15/24	307	307,905
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24	3,442	3,454,858
3.500%, 03/10/25	423	423,644
3.750%, 03/14/26	201	201,708

32

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount	Value†

		(000)
UNITED STATES — (Continued)
	Mastercard, Inc.
	3.375%, 04/01/24	1,137	$1,146,799
	McDonald’s Corp.
	3.700%, 01/30/26, MTN	307	307,742
	McKesson Corp.
	0.900%, 12/03/25	252	228,351
	Mead Johnson Nutrition Co.
	4.125%, 11/15/25	3,042	3,096,617
	Merck & Co., Inc.
	2.750%, 02/10/25	132	130,566
	MetLife, Inc.
	3.600%, 04/10/24	3,971	3,999,563
	3.000%, 03/01/25	155	153,346
	Micron Technology, Inc.
	4.975%, 02/06/26	992	1,016,294
	4.185%, 02/15/27	1,503	1,491,965
	Microsoft Corp.
	3.125%, 11/03/25	233	233,261
	2.400%, 08/08/26	500	482,875
	Molson Coors Beverage Co.
	3.000%, 07/15/26	1,622	1,544,222
	Morgan Stanley
	3.875%, 04/29/24	2,197	2,211,790
	3.700%, 10/23/24	132	132,254
	3.875%, 01/27/26	1,971	1,953,784
	3.125%, 07/27/26, MTN	1,838	1,760,930
	3.625%, 01/20/27	683	666,052
	MPLX, LP
	4.000%, 02/15/25	795	793,938
	4.875%, 06/01/25	1,683	1,716,587
	1.750%, 03/01/26	769	702,313
	4.125%, 03/01/27	80	79,259
	Mylan, Inc.
	4.200%, 11/29/23	1,067	1,075,925
	National Australia Bank, Ltd.
	3.375%, 01/14/26	2,960	2,945,459
	National Rural Utilities Cooperative Finance Corp.
	1.000%, 10/18/24, MTN	300	283,015
	1.000%, 06/15/26	10	8,967
	National Securities Clearing Corp.
Ω	1.500%, 04/23/25	1,550	1,463,544
	NetApp, Inc.
	3.300%, 09/29/24	717	712,165
	1.875%, 06/22/25	1,638	1,543,466
	NIKE, Inc.
	2.375%, 11/01/26	121	115,801
	Norfolk Southern Corp.
	2.900%, 06/15/26	138	133,687
	Nucor Corp.
	2.000%, 06/01/25	3,867	3,699,565
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,505	2,519,037
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.650%, 11/01/24	1,896	1,897,889
	3.600%, 04/15/26	1,218	1,204,539

		Face Amount	Value†

		(000)
UNITED STATES — (Continued)
ONEOK, Inc.
	2.750%, 09/01/24	19	$18,530
	2.200%, 09/15/25	1,250	1,172,589
	5.850%, 01/15/26	1,778	1,872,421
Oracle Corp.
	2.500%, 04/01/25	293	279,413
	2.950%, 05/15/25	2,791	2,700,285
	1.650%, 03/25/26	408	368,625
	2.650%, 07/15/26	870	811,181
Ovintiv Exploration, Inc.
	5.625%, 07/01/24	79	82,098
	5.375%, 01/01/26	3,365	3,487,695
PACCAR Financial Corp.
	1.800%, 02/06/25, MTN	295	283,566
Parker-Hannifin Corp.
	2.700%, 06/14/24	32	31,551
	3.300%, 11/21/24, MTN	429	426,094
Penske Truck Leasing Co. LP
Ω	3.450%, 07/01/24	105	103,989
Ω	3.950%, 03/10/25	307	306,800
Ω	1.200%, 11/15/25	804	729,766
Ω	3.400%, 11/15/26	19	18,367
Penske Truck Leasing Co. LP/ PTL Finance Corp.
Ω	2.700%, 11/01/24	700	680,620
Ω	4.000%, 07/15/25	2,306	2,296,720
Ω	1.700%, 06/15/26	318	288,376
Philip Morris International, Inc.
	2.875%, 05/01/24	1,665	1,657,551
	3.250%, 11/10/24	2,759	2,750,869
	3.375%, 08/11/25	132	130,904
	2.750%, 02/25/26	417	403,665
	0.875%, 05/01/26	510	457,823
Phillips 66
	3.850%, 04/09/25	898	902,993
Phillips 66 Partners LP
	2.450%, 12/15/24	185	178,693
	3.605%, 02/15/25	442	438,284
	3.550%, 10/01/26	911	887,400
PNC Financial Services Group, Inc. (The)
	2.200%, 11/01/24	50	48,895
	1.150%, 08/13/26	1,018	922,779
PPG Industries, Inc.
	2.400%, 08/15/24	706	689,762
	1.200%, 03/15/26	6,139	5,592,431
PPL Capital Funding, Inc.
	3.100%, 05/15/26	1,697	1,647,229
Precision Castparts Corp.
	3.250%, 06/15/25	300	300,723
Principal Financial Group, Inc.
	3.400%, 05/15/25	1,767	1,747,256
	3.100%, 11/15/26	50	48,248
Procter & Gamble Co. (The)
	0.550%, 10/29/25	105	96,624
	2.450%, 11/03/26	40	38,563

33

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face Amount	Value†

	(000)
UNITED STATES — (Continued)
Prologis LP
2.125%, 04/15/27	45	$41,641
Prudential Financial, Inc.
1.500%, 03/10/26	246	228,587
Public Service Enterprise Group, Inc.
2.875%, 06/15/24	1,030	1,013,353
0.800%, 08/15/25	3,402	3,099,460
Public Storage
0.875%, 02/15/26	136	122,954
PulteGroup, Inc.
5.500%, 03/01/26	472	492,479
PVH Corp.
4.625%, 07/10/25	1,103	1,109,714
QUALCOMM, Inc.
# 2.900%, 05/20/24	2,788	2,781,274
3.450%, 05/20/25	724	725,487
Quest Diagnostics, Inc.
3.500%, 03/30/25	733	729,421
Ralph Lauren Corp.
3.750%, 09/15/25	200	200,855
Raytheon Technologies Corp.
3.200%, 03/15/24	840	841,474
3.150%, 12/15/24	52	51,455
3.950%, 08/16/25	4,142	4,187,409
3.500%, 03/15/27	48	47,359
Realty Income Corp.
3.875%, 07/15/24	1,746	1,756,908
3.875%, 04/15/25	184	184,770
4.625%, 11/01/25	1,905	1,953,371
4.125%, 10/15/26	1,219	1,230,034
3.000%, 01/15/27	138	132,398
Reinsurance Group of America, Inc.
3.950%, 09/15/26	400	398,175
Republic Services, Inc.
2.500%, 08/15/24	85	83,160
Reynolds American, Inc.
4.850%, 09/15/23	80	81,574
4.450%, 06/12/25	423	426,056
Rockwell Automation, Inc.
2.875%, 03/01/25	106	104,917
Roper Technologies, Inc.
1.000%, 09/15/25	175	160,116
Ross Stores, Inc.
3.375%, 09/15/24	100	99,648
4.600%, 04/15/25	126	128,789
0.875%, 04/15/26	1,230	1,100,182
4.700%, 04/15/27	50	51,428
Royalty Pharma PLC
0.750%, 09/02/23	500	483,902
1.200%, 09/02/25	1,847	1,676,918
Ryder System, Inc.
2.500%, 09/01/24, MTN	165	160,432
3.350%, 09/01/25, MTN	6	5,892
Santander Holdings USA, Inc.
3.500%, 06/07/24	547	543,632
# 3.450%, 06/02/25	386	378,923

		Face Amount	Value†

		(000)
UNITED STATES — (Continued)
	4.500%, 07/17/25	872	$878,534
	3.244%, 10/05/26	120	114,097
	Schlumberger Finance Canada, Ltd.
	1.400%, 09/17/25	34	31,897
	Schlumberger Holdings Corp.
Ω	3.750%, 05/01/24	2,847	2,864,291
Ω	4.000%, 12/21/25	565	566,583
	Sherwin-Williams Co. (The)
	3.450%, 08/01/25	143	141,617
	3.950%, 01/15/26	149	150,133
	Simon Property Group, LP
	2.000%, 09/13/24	2,835	2,747,824
	3.500%, 09/01/25	3,158	3,135,425
#	3.300%, 01/15/26	647	636,008
	1.375%, 01/15/27	400	357,166
	Southern Co. (The)
	3.250%, 07/01/26	336	325,533
	Southern Power Co.
	4.150%, 12/01/25	92	93,050
	0.900%, 01/15/26	70	62,807
	Southwest Airlines Co.
	5.250%, 05/04/25	1,868	1,930,989
	Southwestern Electric Power Co.
	1.650%, 03/15/26	906	834,416
	Spectra Energy Partners, LP
	4.750%, 03/15/24	2,215	2,260,761
	3.500%, 03/15/25	188	187,579
	Spirit Realty LP
	4.450%, 09/15/26	400	403,625
	3.200%, 01/15/27	459	437,341
	State Street Corp.
	3.300%, 12/16/24	882	882,819
	3.550%, 08/18/25	517	518,273
	Steel Dynamics, Inc.
	2.800%, 12/15/24	424	414,925
	2.400%, 06/15/25	3,242	3,093,885
	Stellantis Finance US, Inc.
Ω	1.711%, 01/29/27	600	532,206
	Stryker Corp.
	3.375%, 05/15/24	3,591	3,590,784
	3.375%, 11/01/25	231	229,205
	3.500%, 03/15/26	479	475,928
	TCI Communications, Inc.
	7.875%, 02/15/26	250	282,699
	Tennessee Valley Authority
	6.750%, 11/01/25	479	537,936
	Texas Instruments, Inc.
	2.625%, 05/15/24	1,971	1,958,241
	1.125%, 09/15/26	117	106,384
	Textron, Inc.
	4.000%, 03/15/26	127	127,355
	The Boeing Co.
	2.800%, 03/01/27	769	709,036
	TJX Cos., Inc. (The)
	2.250%, 09/15/26	100	94,787

34

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face Amount	Value†

	(000)
UNITED STATES — (Continued)
Transcontinental Gas Pipe Line Co. LLC
7.850%, 02/01/26	319	$357,524
Trimble, Inc.
4.750%, 12/01/24	500	508,076
Truist Bank
4.050%, 11/03/25	48	48,859
Truist Financial Corp.
2.850%, 10/26/24, MTN	611	603,927
4.000%, 05/01/25	50	50,496
3.700%, 06/05/25, MTN	2,894	2,898,997
1.200%, 08/05/25, MTN	1,075	999,151
Union Pacific Corp.
3.646%, 02/15/24	797	803,873
3.750%, 03/15/24	1,000	1,009,672
3.250%, 01/15/25	193	192,392
3.750%, 07/15/25	2,594	2,618,240
# 2.750%, 03/01/26	682	661,565
UnitedHealth Group, Inc.
2.375%, 08/15/24	393	387,042
3.750%, 07/15/25	3,102	3,130,025
1.250%, 01/15/26	97	89,521
3.100%, 03/15/26	113	111,311
1.150%, 05/15/26	100	91,167
Unum Group
4.000%, 03/15/24	1,445	1,453,592
US Bancorp
# 3.700%, 01/30/24, MTN	508	512,897
Utah Acquisition Sub, Inc.
3.950%, 06/15/26	1,002	972,840
Valero Energy Corp.
3.650%, 03/15/25	273	270,478
2.850%, 04/15/25	50	48,636
Ventas Realty, LP
3.500%, 04/15/24	1,784	1,777,578
2.650%, 01/15/25	121	117,163
3.500%, 02/01/25	1,488	1,472,973
4.125%, 01/15/26	654	656,797
VeriSign, Inc.
5.250%, 04/01/25	13	13,436
Verizon Communications, Inc.
0.850%, 11/20/25	1,000	912,872
VF Corp.
# 2.400%, 04/23/25	2,032	1,965,447
ViacomCBS, Inc.
4.750%, 05/15/25	72	73,771
4.000%, 01/15/26	470	468,689
Viatris, Inc.
1.650%, 06/22/25	755	692,621
Visa, Inc.
3.150%, 12/14/25	510	506,412
VMware, Inc.
1.400%, 08/15/26	76	68,121
Vornado Realty, LP
3.500%, 01/15/25	80	79,089
2.150%, 06/01/26	1,252	1,140,693

	Face Amount	Value†

	(000)
UNITED STATES — (Continued)
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	980	$985,458
3.450%, 06/01/26	465	456,409
Walmart, Inc.
3.550%, 06/26/25	159	160,989
Walt Disney Co. (The)
3.700%, 09/15/24	583	589,432
1.750%, 01/13/26	232	217,489
Waste Management, Inc.
3.125%, 03/01/25	2,206	2,193,567
0.750%, 11/15/25	810	738,880
WEC Energy Group, Inc.
3.550%, 06/15/25	50	49,587
Wells Fargo & Co.
3.300%, 09/09/24, MTN	399	397,550
3.000%, 02/19/25	2,839	2,787,967
3.550%, 09/29/25, MTN	1,770	1,755,983
3.000%, 04/22/26	1,051	1,011,451
3.000%, 10/23/26	975	930,979
Welltower, Inc.
# 4.000%, 06/01/25	381	381,448
Western Union Co. (The)
1.350%, 03/15/26	350	317,109
Westlake Corp.
3.600%, 08/15/26	771	761,208
Whirlpool Corp.
3.700%, 05/01/25	1,569	1,568,998
Williams Cos., Inc. (The)
4.300%, 03/04/24	96	97,063
4.550%, 06/24/24	109	110,451
3.900%, 01/15/25	1,577	1,573,327
4.000%, 09/15/25	2,360	2,349,063
Wisconsin Electric Power Co.
3.100%, 06/01/25	16	15,821
WRKCo, Inc.
3.000%, 09/15/24	20	19,765
3.750%, 03/15/25	465	467,418
4.650%, 03/15/26	400	408,975
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25	250	248,476
3.050%, 01/15/26	50	48,427

TOTAL UNITED STATES		517,217,525

TOTAL BONDS (Cost $830,329,188)		795,179,905

U.S. TREASURY OBLIGATIONS — (8.4%)
U.S. Treasury Notes
0.250%, 05/15/24	6,542	6,221,289
0.250%, 06/15/24	15,070	14,292,364
1.750%, 06/30/24	389	380,612
0.375%, 07/15/24	4,129	3,917,873
2.125%, 07/31/24	44	43,366
0.375%, 08/15/24	4,281	4,050,729
2.375%, 08/15/24	856	847,239
1.875%, 08/31/24	212	207,462
1.250%, 08/31/24	395	381,052
0.375%, 09/15/24	6,200	5,851,492

35

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face Amount	Value†

	(000)
0.625%, 10/15/24	960	$909,825
0.750%, 11/15/24	1,964	1,862,731
1.500%, 11/30/24	1,171	1,131,662
1.000%, 12/15/24	3,858	3,678,060
1.125%, 01/15/25	1,846	1,762,065
2.000%, 02/15/25	3,958	3,864,616
1.125%, 02/28/25	10,400	9,908,031
0.375%, 04/30/25	15,639	14,514,947
2.125%, 05/15/25	1,864	1,821,477

TOTAL U.S. TREASURY OBLIGATIONS (Cost $78,082,187)		75,646,892

AGENCY OBLIGATIONS (1.5%)
Federal Home Loan Banks
2.875%, 09/13/24	355	355,544
2.750%, 12/13/24	355	354,073
0.500%, 04/14/25	5,005	4,670,932
3.125%, 06/13/25	500	502,775

	Face Amount	Value†

	(000)
Federal Home Loan Mortgage Corp.
1.500%, 02/12/25	631	$607,677
0.375%, 09/23/25	3,390	3,108,701
Federal National Mortgage Association
2.625%, 09/06/24	230	229,141
0.500%, 11/07/25	3,829	3,516,388

TOTAL AGENCY OBLIGATIONS (Cost $14,146,231)		13,345,231

TOTAL INVESTMENT SECURITIES — 98.7%
(Cost $922,557,606)		884,172,028

SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	986,770	11,416,440

TOTAL INVESTMENTS — 100.0%
(Cost $933,974,046)		$895,588,468

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	$—	$21,848,243	$—	$21,848,243
Austria	—	7,165,687	—	7,165,687
Bermuda	—	116,273	—	116,273
Canada	—	101,898,958	—	101,898,958
China	—	4,290,147	—	4,290,147
Côte d’Ivoire	—	31,091	—	31,091
Finland	—	1,393,990	—	1,393,990
France	—	11,666,761	—	11,666,761
Germany	—	17,584,311	—	17,584,311
Ireland	—	1,424,688	—	1,424,688
Italy	—	1,047,214	—	1,047,214
Japan	—	27,699,858	—	27,699,858
Luxembourg	—	14,631,909	—	14,631,909
Netherlands	—	7,715,149	—	7,715,149
New Zealand	—	1,618,403	—	1,618,403
Norway	—	3,105,871	—	3,105,871
Philippines	—	2,435,055	—	2,435,055
Singapore	—	273,415	—	273,415
Spain	—	791,194	—	791,194
Supranational	—	480,547	—	480,547
Sweden	—	2,368,755	—	2,368,755
Switzerland	—	18,451,564	—	18,451,564
United Kingdom	—	29,923,297	—	29,923,297
United States	—	517,217,525	—	517,217,525
U.S. Treasury Obligations
United States	—	75,646,892	—	75,646,892
Agency Obligations
United States	—	13,345,231	—	13,345,231
Collateral for Securities on Loan	11,416,440	—	—	11,416,440

Total Investments	$11,416,440	$884,172,028	$—	$895,588,468

See accompanying Notes to Financial Statements.

36

DIMENSIONAL INFLATION-PROTECTED SECURITIES ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount±	Value†

	(000)

U.S. TREASURY OBLIGATIONS — (100.0%)
Treasury Inflation Protected Security 0.375%, 07/15/27	4,896	$5,928,017
1.750%, 01/15/28	9,133	13,809,715
0.500%, 01/15/28	10,145	12,184,416
3.625%, 04/15/28	6,356	13,734,313
0.750%, 07/15/28	11,499	13,832,132
2.500%, 01/15/29	7,537	11,749,025
0.875%, 01/15/29	10,131	12,184,530
3.875%, 04/15/29	5,508	12,134,167
0.250%, 07/15/29	10,169	11,625,203
0.125%, 01/15/30	10,816	12,105,329
0.125%, 07/15/30	10,145	11,422,062
0.125%, 01/15/31	9,566	10,573,927
0.125%, 07/15/31	5,050	5,432,039
3.375%, 04/15/32	4,058	8,742,326
2.125%, 02/15/40	3,625	6,262,753
2.125%, 02/15/41	3,309	5,655,278

TOTAL U.S. TREASURY OBLIGATIONS (Cost $176,330,329)		167,375,232

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $176,330,329)		167,375,232

TOTAL INVESTMENTS — 100.0% (Cost $176,330,329)		$167,375,232

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$167,375,232	$—	$167,375,232

Total Investments	$—	$167,375,232	$—	$167,375,232

See accompanying Notes to Financial Statements.

37

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount	Value†

	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (3.9%)
Alabama Federal Aid Highway Finance Authority (RB)
¤ 5.000%, 09/01/33 ETM, (Pre-refunded @ $100, 9/1/26)	3,000	$3,304,535
¤ 4.000%, 09/01/34 (Pre-refunded @ $100, 9/1/24)	500	518,565
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB)
5.000%, 02/01/24	45	46,892
3.000%, 02/01/30	100	99,508
Mobile County Board of School Commissioners (ST)
5.000%, 03/01/25	30	31,902
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 ETM, (Pre-refunded @ $100, 2/1/27)	1,000	1,107,283
Water Works Board of the City of Birmingham (The) (RB)
¤ 5.000%, 01/01/32 ETM, (Pre-refunded @ $100, 1/1/27)	1,100	1,218,847

TOTAL ALABAMA		6,327,532

ALASKA — (0.0%)
State of Alaska International Airports System (RB)
5.000%, 10/01/27	40	42,687

ARIZONA — (0.6%)
Arizona Health Facilities Authority (RB)
5.000%, 12/01/26	125	131,635
City of Phoenix Civic Improvement Corp. (RB)
¤ 5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/24)	190	200,592
5.000%, 07/01/37	25	27,655
Maricopa County Unified School District No. 80 Chandler (GO)
5.000%, 07/01/24	210	221,570
Maricopa County Union High School District No 210-Phoenix (GO)
5.000%, 07/01/24	450	474,793
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	15	16,823

TOTAL ARIZONA		1,073,068

	Face Amount	Value†

	(000)
ARKANSAS — (0.0%)
Arkansas Development Finance Authority (RB)
5.000%, 09/01/28	40	$43,723
5.000%, 09/01/30	25	27,683

TOTAL ARKANSAS		71,406

CALIFORNIA — (6.5%)
Bay Area Toll Authority (RB)
¤ 5.000%, 10/01/54 (Pre-refunded @ $100, 10/1/24)	250	265,276
California Health Facilities Financing Authority (RB)
4.000%, 10/01/24	220	227,533
5.000%, 11/15/24	210	222,885
California State Public Works Board (RB)
5.000%, 05/01/25	550	588,301
5.000%, 11/01/25	10	10,800
California State University (RB)
¤ 5.000%, 11/01/25 (Pre-refunded @ $100, 11/1/24)	510	542,780
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/24)	35	37,250
California Statewide Communities Development Authority (RB)
4.125%, 03/01/34	285	289,442
City & County of San Francisco (GO)
5.000%, 06/15/25	245	263,828
El Camino Community College District Foundation (The) (GO)
3.000%, 08/01/24	540	547,094
Hesperia Community Redevelopment Agency Successor Agency (TA)
3.375%, 09/01/37 (AGC)	125	121,406
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/24	400	413,853
Los Angeles Community College District (GO)
5.000%, 08/01/23	105	108,910
¤ 5.000%, 08/01/30 ETM, (Pre-refunded @ $100, 8/1/24)	575	608,566
Los Angeles Department of Water & Power Power System (RB)
4.000%, 07/01/24	260	268,769
Los Angeles Department of Water & Power Water System (RB)
5.000%, 07/01/24	140	147,805
Los Angeles Unified School District (GO)
5.000%, 07/01/25	690	741,313
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/25 (AGC)	175	187,645

38

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†

	(000)
CALIFORNIA — (Continued)
Sacramento City Unified School District (GO)
4.000%, 08/01/25 (AGC)	265	$275,881
San Diego Association of Governments (RB)
5.000%, 11/15/25	125	132,290
San Francisco City & County Airport Comm-San Francisco International Airport (RB)
4.000%, 05/01/26	220	229,818
San Juan Unified School District (GO)
3.000%, 08/01/24	320	323,854
Santa Clarita Community College District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/23)	155	160,558
State of California (GO)
5.000%, 08/01/25	225	242,567
5.000%, 10/01/25	555	600,342
5.000%, 11/01/25	200	216,702
5.000%, 12/01/26	2,315	2,560,355

TOTAL CALIFORNIA		10,335,823

COLORADO — (1.5%)
Board of Water Commissioners City & County of Denver (The) (RB)
5.000%, 09/15/25	710	769,710
City & County of Denver Co. Airport System (RB)
5.000%, 11/15/24	140	148,130
Colorado Health Facilities Authority (RB)
5.000%, 08/01/25	140	149,261
5.000%, 08/01/34	65	70,832
Denver Health & Hospital Authority (COP)
5.000%, 12/01/29	150	165,130
Denver Health & Hospital Authority (RB)
5.000%, 12/01/33	165	178,738
E-470 Public Highway Authority (RB)
5.000%, 09/01/36	60	67,333
Fossil Ridge Metropolitan District No. 3 (GO)
5.000%, 12/01/29	65	72,760
Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork (GO)
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/25)	415	450,452
Weld County School District No. 6 Greeley (GO)
5.000%, 12/01/24 (ST AID WITHHLDG)	125	133,338

TOTAL COLORADO		2,205,684

	Face Amount	Value†

	(000)
CONNECTICUT — (1.4%)
City of Bridgeport (GO)
5.000%, 08/15/26	130	$141,645
City of New Haven (GO)
5.000%, 08/01/26	145	157,346
¤ 5.000%, 08/01/31 ETM, (Pre-refunded @ $100, 8/1/24)	700	739,602
Connecticut State Health & Educational Facilities Authority (RB)
4.000%, 07/01/38	85	85,177
State of Connecticut (GO)
4.000%, 06/01/24	325	335,325
5.000%, 06/15/26	105	112,514
4.000%, 01/15/28	55	58,413
University of Connecticut (RB)
5.000%, 02/15/24	330	344,508
5.000%, 04/15/27	155	170,707

TOTAL CONNECTICUT		2,145,237

DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (The) (RB)
5.000%, 07/01/25	55	59,194

DISTRICT OF COLUMBIA — (0.7%)
District of Columbia (GO)
5.000%, 06/01/23	175	180,488
5.000%, 06/01/25	300	322,242
District of Columbia (RB)
5.000%, 04/01/26	90	96,809
Washington Convention & Sports Authority (RB)
5.000%, 10/01/26	150	164,949
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/34	300	327,289

TOTAL DISTRICT OF COLUMBIA		1,091,777

FLORIDA — (4.6%)
Brevard County Health Facilities Authority (RB)
5.000%, 04/01/28	50	52,364
Central Florida Expressway Authority (RB)
5.000%, 07/01/26	215	234,331
4.000%, 07/01/34 (AGC)	490	512,161
City of Tampa Florida Sales Tax (RB)
5.000%, 10/01/26	125	137,677
County of Miami-Dade (GO)
5.000%, 07/01/24	1,635	1,724,113
5.000%, 07/01/27	200	213,804
County of Miami-Dade FL Aviation (RB)
5.000%, 10/01/25	65	68,222
4.000%, 10/01/34	20	20,321

39

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†

	(000)
FLORIDA — (Continued)
Duval County Public Schools (COP)
5.000%, 07/01/28	120	$128,396
Florida Development Finance Corp. (RB)
5.000%, 11/15/29	220	250,108
Hillsborough County School Board (COP)
5.000%, 07/01/27	100	109,496
Indian River County District School Board (COP)
5.000%, 07/01/24	650	682,161
Manatee County School District (RB)
5.000%, 10/01/30	50	55,228
Miami Beach Redevelopment Agency (TA)
5.000%, 02/01/32	25	25,981
Miami-Dade County Expressway Authority (RB)
5.000%, 07/01/33	20	21,675
Okaloosa County School Board (COP)
5.000%, 10/01/27	100	111,081
Palm Beach County Health Facilities Authority (RB)
5.000%, 08/15/26	175	190,381
School Board of Miami-Dade County (The) (COP)
5.000%, 02/01/26	220	238,465
5.000%, 02/01/29	50	53,606
5.000%, 11/01/30	250	262,468
School District of Broward County (COP)
5.000%, 07/01/24	90	94,978
School District of Broward County (COP)
5.000%, 07/01/25	325	349,169
State of Florida (GO)
5.000%, 06/01/24	215	226,654
5.000%, 07/01/25	420	453,626
5.000%, 07/01/27	800	897,925
Volusia County School Board (COP)
5.000%, 08/01/28	385	405,657
West Palm Beach Community Redevelopment Agency (TA)
5.000%, 03/01/28	40	43,023

TOTAL FLORIDA		7,563,071

GEORGIA — (1.7%)
Cobb County Kennestone Hospital Authority (RB)
5.000%, 04/01/24	30	31,418
5.000%, 04/01/25	45	47,939
County of Forsyth (GO)
¤ 5.000%, 03/01/35 ETM, (Pre-refunded @ $100, 3/1/25)	1,000	1,071,012

	Face Amount	Value†

	(000)
GEORGIA — (Continued)
Development Authority of Cobb County (The) (RB)
5.000%, 09/01/26	255	$279,568
Gainesville & Hall County Hospital Authority (RB)
5.000%, 02/15/35	25	27,288
State of Georgia (GO)
5.000%, 07/01/24	215	227,219
5.000%, 08/01/24	870	921,180
5.000%, 07/01/26	200	220,218
The Board of Water Light & Sinking Fund Commissioners of The City of Dalton (RB)
5.000%, 03/01/26	50	54,260

TOTAL GEORGIA		2,880,102

HAWAII — (1.0%)
City & County of Honolulu (GO)
5.000%, 10/01/24	300	318,114
5.000%, 10/01/25	75	81,051
5.000%, 10/01/26	400	431,590
County of Hawaii (GO)
5.000%, 09/01/24	500	529,240
State of Hawaii (GO)
5.000%, 10/01/26	265	291,759

TOTAL HAWAII		1,651,754

ILLINOIS — (3.7%)
Chicago O’Hare International Airport (RB)
5.000%, 01/01/28	135	144,872
5.000%, 01/01/33	450	480,399
5.250%, 01/01/36	90	97,533
Chicago Transit Authority Capital Grant Receipts (RB)
5.000%, 06/01/26	90	96,624
5.000%, 06/01/28	750	823,949
City of Springfield IL Electric (RB)
5.000%, 03/01/24	205	213,699
5.000%, 03/01/28	75	79,418
Cook & Will Counties Community College District No 515 (GO)
5.000%, 12/01/26	320	349,570
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/23	140	146,071
County of Will (GO)
¤ 5.000%, 11/15/31 ETM, (Pre-refunded @ $100, 11/15/25)	1,620	1,754,997
Illinois Finance Authority (RB)
5.000%, 11/15/26	120	128,940
5.000%, 08/15/35	380	422,245

40

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†

	(000)
ILLINOIS — (Continued)
Illinois State Toll Highway Authority (RB)
4.000%, 01/01/39	320	$326,987
Sangamon County School District No 186 Springfield (GO)
4.000%, 02/01/31 (AGC)	35	37,138
State of Illinois (GO)
4.000%, 06/01/37	55	52,640
University of Illinois (RB)
5.000%, 04/01/30	405	453,755
Will County Community Unit School District No 201-U Crete-Monee (GO)
5.000%, 01/01/27 (AGC)	175	189,846

TOTAL ILLINOIS		5,798,683

INDIANA — (0.5%)
Greater Clark Building Corp. (RB)
4.000%, 07/15/26 (ST INTERCEPT)	335	351,054
Indiana Finance Authority (RB)
5.000%, 07/01/29	25	28,116
4.000%, 02/01/34	70	74,342
Indianapolis Local Public Improvement Bond Bank (RB)
5.000%, 06/01/25	450	478,273

TOTAL INDIANA		931,785

IOWA — (0.3%)
College Community School District (GO)
3.000%, 06/01/26	455	461,623

KANSAS — (1.1%)
City of Shawnee (GO)
4.000%, 12/01/24	100	103,927
Franklin County Unified School District No 290 Ottawa (GO)
¤ 5.000%, 09/01/31 ETM, (Pre-refunded @ $100, 9/1/25)	370	399,804
Johnson County Unified School District No 229 Blue Valley (GO)
5.000%, 10/01/24	620	657,136
Kansas Development Finance Authority (RB)
5.000%, 04/01/26	455	495,219

TOTAL KANSAS		1,656,086

KENTUCKY — (0.8%)
County of Warren (RB)
5.000%, 04/01/26	65	70,393
Kentucky Municipal Power Agency (RB)
5.000%, 09/01/24 (NATL-RE)	155	162,805
5.000%, 09/01/31 (NATL-RE)	75	80,887

	Face Amount	Value†

	(000)
KENTUCKY — (Continued)
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/26	150	$162,738
5.000%, 11/01/26 (AGC)	100	110,304
5.000%, 05/01/30	25	28,179
Kentucky Turnpike Authority (RB)
5.000%, 07/01/25	220	234,771
5.000%, 07/01/29	95	101,915
Louisville/Jefferson County Metropolitan Government (RB)
5.000%, 10/01/26	205	224,267

TOTAL KENTUCKY		1,176,259

LOUSIANA — (2.5%)
Ascension Parish School Board (GO)
5.000%, 03/01/26	195	211,081
City of New Orleans (GO)
5.000%, 12/01/27	100	111,377
City of New Orleans LA Sewerage Service (RB)
¤ 5.000%, 06/01/31 (Pre-refunded @ $100, 6/1/25)	175	187,867
City of New Orleans LA Water System (RB)
5.000%, 12/01/27	115	124,355
East Ouachita Parish School District (GO)
4.000%, 03/01/26	250	260,959
Lafourche Parish School Board (GO)
5.000%, 03/01/29	60	67,472
State of Louisiana (GO)
5.000%, 03/01/25	450	479,919
State of Louisiana Gasoline & Fuels Tax (RB)
¤ 5.000%, 05/01/34 ETM, (Pre-refunded @ $100, 5/1/25)	1,030	1,102,342
¤ 5.000%, 05/01/35 ETM, (Pre-refunded @ $100, 5/1/24)	1,350	1,417,255

TOTAL LOUSIANA		3,962,627

MAINE — (0.2%)
City of Portland (GO)
5.000%, 05/01/26	300	328,890
Maine Health & Higher Educational Facilities Authority (RB)
5.000%, 07/01/29	25	27,878

TOTAL MAINE		356,768

MARYLAND — (5.5%)
City of Baltimore (GO)
5.000%, 10/15/25	120	130,195
County of Anne Arundel (GO)
5.000%, 04/01/25	1,425	1,529,670

41

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†

	(000)
MARYLAND — (Continued)
County of Montgomery (GO)
5.000%, 11/01/24	150	$159,679
5.000%, 10/01/27	1,000	1,124,709
¤ 5.000%, 11/01/27 ETM, (Pre-refunded @ $100, 11/1/24)	1,100	1,169,876
County of Prince George’s (GO)
4.000%, 09/01/24	120	124,456
5.000%, 07/15/25	865	934,191
Maryland Health & Higher Educational Facilities Authority (RB)
5.000%, 08/15/28	105	108,715
State of Maryland (GO)
5.000%, 08/01/24	2,145	2,271,185
5.000%, 03/15/26	845	924,804
5.000%, 08/01/26	245	270,086

TOTAL MARYLAND		8,747,566

MASSACHUSETTS — (2.6%)
City of Boston (GO)
5.000%, 03/01/23	115	118,014
City of Fall River (GO)
3.000%, 12/01/34 (ST AID WITHHLDG)	200	186,287
City of Quincy (GO)
3.000%, 11/01/24	100	101,414
City of Revere (GO)
5.000%, 10/15/25	565	612,025
Commonwealth of Massachusetts (GO)
5.250%, 08/01/23	145	150,752
5.000%, 11/01/23	165	172,049
5.000%, 07/01/24	485	512,037
5.250%, 09/01/24 (AGC)	180	191,750
5.000%, 11/01/24	300	319,057
5.000%, 07/01/28	205	231,767
Massachusetts Bay Transportation Authority Sales Tax (RB)
5.000%, 07/01/27	370	397,825
Massachusetts Development Finance Agency (RB)
5.000%, 01/01/29	25	27,134
5.000%, 07/01/34	95	104,520
Massachusetts School Building Authority (RB)
¤ 5.000%, 08/15/35 ETM, (Pre-refunded @ $100, 8/15/25)	430	464,241
Town of Bedford (GO)
5.000%, 05/01/25	160	172,196
Town of Marblehead (GO)
5.000%, 08/01/23	125	129,514

	Face Amount	Value†

	(000)
MASSACHUSETTS — (Continued)
Town of Milford (GO)
5.000%, 12/01/23	250	$260,921

TOTAL MASSACHUSETTS		4,151,503

MICHIGAN — (1.8%)
Brandon School District (GO)
¤ 5.000%, 05/01/34 (Pre-refunded @ $100, 5/1/25)	150	160,984
Central Michigan University (RB)
5.000%, 10/01/33	70	77,743
Detroit City School District (GO)
5.250%, 05/01/26 (AGC)	375	410,666
Kalamazoo Public Schools (GO)
4.000%, 05/01/25	40	41,722
L’Anse Creuse Public Schools (GO)
¤ 5.000%, 05/01/28 ETM, (Pre-refunded @ $100, 5/1/25)	1,500	1,609,838
Michigan Finance Authority (RB)
5.000%, 12/01/28	30	33,543
Oakland University (RB)
5.000%, 03/01/29	55	61,525
Romeo Community School District (GO)
4.000%, 05/01/26 (Q-SBLF)	185	194,472
State of Michigan (GO)
5.000%, 05/01/25	310	333,258

TOTAL MICHIGAN		2,923,751

MINNESOTA — (0.9%)
City of Minneapolis (GO)
3.000%, 12/01/24	205	207,959
City of St Paul (GO)
5.000%, 09/01/26	855	941,793
Minnesota State Colleges And Universities Foundation (RB)
5.000%, 10/01/24	40	42,415
University of Minnesota (RB)
5.000%, 10/01/25	220	237,375

TOTAL MINNESOTA		1,429,542

MISSISSIPPI — (1.3%)
City of Jackson (GO)
5.000%, 03/01/26	125	135,935
Mississippi Development Bank (RB)
5.000%, 04/01/28	70	75,584
State of Mississippi (GO)
5.000%, 09/01/25	125	135,277
¤ 5.000%, 11/01/33 ETM, (Pre-refunded @ $100, 11/1/26)	1,435	1,585,435

42

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†

	(000)
MISSISSIPPI — (Continued)
University of Mississippi Educational Building Corp. (RB)
5.000%, 10/01/25	140	$151,057

TOTAL MISSISSIPPI		2,083,288

MISSOURI — (0.7%)
Branson Reorganized School District No R-4/MO (GO)
4.000%, 03/01/25	300	312,313
Health & Educational Facilities Authority of the State of Missouri (RB)
5.000%, 11/15/26	170	186,116
Jefferson City School District (COP)
4.000%, 04/01/26	100	104,802
Kansas City Industrial Development Authority (RB)
5.000%, 03/01/30	55	61,901
Metropolitan St Louis Sewer District (RB)
5.000%, 05/01/25	385	413,077

TOTAL MISSOURI		1,078,209

MONTANA — (0.1%)
Montana Facility Finance Authority (RB)
5.000%, 06/01/24	150	157,009

NEBRASKA — (0.5%)
Metropolitan Utilities District of Omaha Gas System (RB)
5.000%, 12/01/23	235	245,377
Omaha Public Power District (RB)
5.000%, 02/01/25	305	325,755
Public Power Generation Agency (RB)
5.000%, 01/01/28	115	121,942
5.000%, 01/01/29	30	31,795

TOTAL NEBRASKA		724,869

NEVADA — (2.0%)
City of North Las Vegas (GO)
5.000%, 06/01/28	90	101,093
Clark County School District (GO)
5.000%, 06/15/26	150	161,834
5.000%, 06/15/28	45	49,494
County of Clark (GO)
5.000%, 11/01/24	250	265,756
County of Clark NV Passenger Facility Charge (RB)
5.000%, 07/01/28	500	558,064
Las Vegas Valley Water District (GO)
5.000%, 06/01/24	505	531,636

	Face Amount	Value†

	(000)
NEVADA— (Continued)
Washoe County School District (GO)
5.000%, 10/01/25	500	$540,508
5.000%, 04/01/26	1,000	1,089,559

TOTAL NEVADA		3,297,944

NEW JERSEY — (1.7%)
County of Essex (GO)
5.000%, 09/01/25	175	189,330
Cumberland County Improvement Authority (The) (RB)
5.000%, 12/15/24	350	371,001
New Jersey Economic Development Authority (RB)
5.000%, 03/01/26	30	30,558
¤ 5.250%, 06/15/29 (Pre-refunded @ $100, 6/15/25)	1,500	1,622,789
New Jersey Educational Facilities Authority (RB)
5.000%, 07/01/25 (AGC)	35	37,361
New Jersey Transportation Trust Fund Authority (RB)
5.250%, 06/15/31	90	95,492
New Jersey Turnpike Authority (RB)
5.000%, 01/01/30	55	57,461
5.000%, 01/01/35	40	43,721
State of New Jersey (GO)
5.000%, 06/01/28	155	171,364
Township of Irvington (GO)
¤ 5.000%, 07/15/30 (Pre-refunded @ $100, 7/15/24)	250	263,354

TOTAL NEW JERSEY		2,882,431

NEW MEXICO — (0.4%)
City of Albuquerque (GO)
5.000%, 07/01/26	300	329,454
County of Santa Fe (GO)
5.000%, 07/01/24	100	105,618
State of New Mexico (GO)
5.000%, 03/01/24	240	251,634

TOTAL NEW MEXICO		686,706

NEW YORK — (4.5%)
City of New York (GO)
5.000%, 08/01/25	320	343,638
Dutchess County Local Development Corp. (RB)
5.000%, 07/01/28	65	70,750
4.000%, 07/01/34	85	87,559
Metropolitan Transportation Authority (RB)
5.000%, 11/15/25	330	351,511
Monroe County Industrial Development Corp. (RB)
5.000%, 12/01/25	40	42,745
5.000%, 12/01/26	325	352,126

43

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†

	(000)
NEW YORK — (Continued)
New York City Industrial Development Agency (RB)
5.000%, 03/01/28 (AGC)	300	$330,440
New York Convention Center Development Corp. (RB)
5.000%, 11/15/25	65	69,956
New York State Dormitory Authority (RB)
5.000%, 02/15/24	145	151,928
5.000%, 03/15/24	140	147,027
5.000%, 02/15/26 ETM	1,065	1,158,404
5.000%, 05/01/26	175	186,457
5.000%, 02/15/33	145	156,891
5.000%, 07/01/34	120	126,107
New York State Thruway Authority (RB)
5.000%, 01/01/26	165	178,757
5.000%, 01/01/32	145	152,797
New York State Urban Development Corp. (RB)
5.000%, 03/15/24	395	414,826
5.000%, 03/15/25	2,020	2,156,367
5.000%, 03/15/26	350	381,163
Sales Tax Asset Receivable Corp. (RB)
¤ 4.000%, 10/15/32 (Pre-refunded @ $100, 10/15/24)	375	389,585
Town of Oyster Bay (GO)
5.000%, 08/01/29 (AGC)	85	95,648

TOTAL NEW YORK		7,344,682

NORTH CAROLINA — (1.8%)
City of Charlotte NC Water & Sewer System Revenue (RB)
5.000%, 07/01/27	1,100	1,233,513
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	60	61,472
North Carolina Medical Care Commission (RB)
4.000%, 06/01/25	25	26,079
North Carolina Municipal Power Agency No. 1 (RB)
5.000%, 01/01/32	300	339,144
North Carolina Turnpike Authority (RB)
5.000%, 02/01/24	650	674,722
State of North Carolina (GO)
4.000%, 06/01/23	110	112,342
5.000%, 03/01/25	150	159,804
State of North Carolina (RB)
5.000%, 03/01/33	245	272,473

TOTAL NORTH CAROLINA		2,879,549

	Face Amount	Value†

	(000)
OHIO — (2.5%)
Akron Bath Copley Joint Township Hospital District (RB)
5.000%, 11/15/29	50	$55,895
American Municipal Power, Inc. (RB)
5.000%, 02/15/29	55	59,390
Big Walnut Local School District (GO)
¤ 5.000%, 12/01/34 (Pre-refunded @ $100, 6/1/25)	490	527,535
City of Columbus (GO)
4.000%, 04/01/24	150	154,849
County of Allen OH Hospital Facilities (RB)
5.000%, 08/01/29	40	43,984
County of Cuyahoga (RB)
¤ 5.000%, 12/01/27 (Pre-refunded @ $100, 12/1/23)	250	260,841
St Marys City School District (GO)
¤ 5.000%, 12/01/27 (Pre-refunded @ $100, 12/1/24)	455	484,172
State of Ohio (GO)
5.000%, 08/01/24	390	412,503
5.000%, 08/01/25	465	501,908
5.000%, 09/01/25	295	318,959
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 5/1/25)	520	558,857
5.000%, 09/15/27	600	671,796

TOTAL OHIO		4,050,689

OKLAHOMA — (0.3%)
Oklahoma County Independent School District No 12 Edmond (GO)
3.000%, 03/01/26	450	455,131

OREGON — (2.6%)
City of Portland (GO)
5.000%, 06/01/26	500	549,274
City of Portland OR Sewer System Revenue (RB)
5.000%, 06/15/26	340	373,076
Clackamas County School District No. 12 North Clackamas (GO)
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/24)	145	152,940
Deschutes County Hospital Facilities Authority (RB)
5.000%, 01/01/32	125	142,458
Marion County School District No 103 Woodburn (GO)
¤ 5.000%, 06/15/34 ETM, (Pre-refunded @ $100, 6/15/25)	1,000	1,074,410

44

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†

	(000)
OREGON — (Continued)
Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow (GO)
5.000%, 06/15/25	295	$317,394
Multnomah County School District No. 1 Portland (GO)
5.000%, 06/15/25 (SCH BD RES FD)	390	420,215
Port of Portland OR Airport (RB)
5.000%, 07/01/29	45	50,640
State of Oregon (GO)
5.000%, 05/01/26	110	120,432
State of Oregon Department of Transportation (RB)
¤ 5.000%, 11/15/30 ETM, (Pre-refunded @ $100, 11/15/24)	245	260,797
Tri-County Metropolitan Transportation District of Oregon (RB)
3.250%, 10/01/34	50	49,872
Washington & Multnomah Counties School District No. 48J Beaverton (GO)
5.000%, 06/15/27	400	446,192
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/24)	190	200,405

TOTAL OREGON		4,158,105

PENNSYLVANIA — (3.2%)
Baldwin Whitehall School District (GO)
5.000%, 11/15/25 (ST AID WITHHLDG)	890	955,996
Chartiers Valley School District (GO)
¤ 5.000%, 10/15/40 (Pre-refunded @ $100, 4/15/25)	770	825,702
Chichester School District (GO)
4.000%, 09/15/28 (AGC)	45	47,545
City of Philadelphia (GO)
5.000%, 08/01/25	235	252,359
5.000%, 08/01/27	275	295,936
County of Lehigh (RB)
5.000%, 07/01/29	65	72,791
Delaware River Port Authority (RB)
5.000%, 01/01/34	25	25,988
5.000%, 01/01/35	105	117,994
East Stroudsburg Area School District (GO)
4.000%, 09/01/27	60	62,654
Pennsylvania Economic Development Financing Authority (RB)
5.000%, 02/01/33	135	141,429

	Face Amount	Value†

	(000)
PENNSYLVANIA — (Continued)
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 06/15/26	485	$527,228
5.000%, 05/01/29	60	63,975
Philadelphia Gas Works Co. (RB)
5.000%, 08/01/28 (AGC)	35	39,021
Snyder County Higher Education Authority (RB)
5.000%, 01/01/27	700	742,384
Southeastern Pennsylvania Transportation Authority (RB)
5.000%, 06/01/28	85	94,248
State Public School Building Authority (RB)
¤ 5.000%, 12/01/25 (Pre-refunded @ $100, 12/1/24)	760	807,747

TOTAL PENNSYLVANIA		5,072,997

RHODE ISLAND — (0.1%)
Rhode Island Turnpike & Bridge Authority (RB)
5.000%, 10/01/32	150	162,445

SOUTH CAROLINA — (1.1%)
County of Charleston (GO)
5.000%, 11/01/25 (ST AID WITHHLDG)	100	108,806
Greenville Health System (RB)
5.000%, 05/01/29	65	67,953
Oconee County School District (GO)
5.000%, 03/01/26	940	1,027,620
Piedmont Municipal Power Agency (RB)
5.000%, 01/01/28	65	68,657
South Carolina Public Service Authority (RB)
5.000%, 12/01/25	290	306,619
5.000%, 12/01/26	175	184,897

TOTAL SOUTH CAROLINA		1,764,552

TENNESSEE — (3.7%)
City of Memphis (GO)
5.000%, 05/01/24	305	320,743
City of Murfreesboro (GO)
3.000%, 02/01/24	415	420,575
County of Bedford (GO)
5.000%, 06/01/26	1,000	1,093,259
County of Knox (GO)
5.000%, 08/01/24	245	259,302
5.000%, 06/01/25	500	538,301
5.000%, 06/01/26	200	219,546
County of Sumner (GO)
5.000%, 12/01/22	150	152,815

45

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†

	(000)
TENNESSEE — (Continued)
Greeneville Health & Educational Facilities Board (RB)
5.000%, 07/01/30	110	$120,383
Knox County Health Educational & Housing Facility Board (RB)
5.000%, 01/01/33	100	107,341
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (RB)
5.000%, 07/01/30	345	373,897
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/24	285	300,826
5.000%, 01/01/28	375	410,264
State of Tennessee (GO)
5.000%, 09/01/27	1,100	1,237,339
West Knox Utility District (RB)
5.000%, 06/01/25	315	339,227

TOTAL TENNESSEE		5,893,818

TEXAS — (18.6%)
Alamo Heights Independent School District (GO)
5.000%, 02/01/26 (PSF-GTD)	530	577,053
Austin Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	600	646,261
Austin Independent School District (GO)
5.000%, 08/01/25 (PSF-GTD)	1,275	1,374,011
Birdville Independent School District (GO)
5.000%, 02/15/27 (PSF-GTD)	500	554,948
Central Texas Regional Mobility Authority (RB)
5.000%, 01/01/26	170	180,806
5.000%, 01/01/29	20	21,915
¤ 5.000%, 01/01/40 ETM, (Pre-refunded @ $100, 7/1/25)	2,285	2,460,701
City of Arlington (GO)
5.000%, 08/15/23	300	311,041
5.000%, 08/15/24	500	529,304
City of Austin (GO)
5.000%, 09/01/24	395	418,376
5.000%, 09/01/25	220	237,356
5.000%, 09/01/26	140	153,910
City of Dallas TX Hotel Occupancy Tax (RB)
5.000%, 08/15/25	20	21,253

	Face Amount	Value†

	(000)
TEXAS — (Continued)
City of Houston (GO)
5.000%, 03/01/24	335	$351,116
5.000%, 03/01/25	180	192,120
5.000%, 03/01/27	720	796,641
City of Irving (GO)
5.000%, 09/15/26	960	1,052,825
City of Lubbock (GO)
5.000%, 02/15/25	425	453,805
City of San Antonio (GO)
5.000%, 08/01/24	395	417,703
5.000%, 08/01/26	255	280,461
City of Waco (GO)
5.000%, 02/01/26	1,340	1,459,466
Clifton Higher Education Finance Corp. (RB)
5.000%, 08/15/25 (PSF-GTD)	20	21,415
County of Bexar (RB)
5.000%, 08/15/27	320	352,036
County of Fort Bend TX Toll Road (RB)
5.000%, 03/01/36	15	15,892
County of Harris (GO)
5.000%, 10/01/25	110	119,062
5.000%, 10/01/26	2,035	2,200,562
Crowley Independent School District (GO)
¤ 4.000%, 08/01/39 (Pre-refunded @ $100, 8/1/25)	175	183,074
Dallas Area Rapid Transit (RB)
¤ 5.000%, 12/01/28 ETM, (Pre-refunded @ $100, 12/1/25)	1,000	1,084,198
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	300	318,848
¤ 5.000%, 12/01/46 ETM, (Pre-refunded @ $100, 12/1/25)	500	542,099
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	285	307,536
Dallas Fort Worth International Airport (RB)
5.000%, 11/01/24	200	211,458
5.000%, 11/01/30	75	85,566
Dallas Independent School District (GO)
5.000%, 08/15/24 (PSF-GTD)	215	227,650
El Paso Independent School District (GO)
5.000%, 08/15/26 (PSF-GTD)	1,000	1,097,635
Harris County Cultural Education Facilities Finance (RB)
5.000%, 11/15/26	85	92,718

46

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†

	(000)
TEXAS — (Continued)
Harris County Cultural Education Facilities Finance Corp. (RB)
3.000%, 10/01/40	245	$212,631
Houston Independent School District (GO)
5.000%, 02/15/25 (PSF-GTD)	500	533,193
5.000%, 02/15/26 (PSF-GTD)	200	217,465
Humble Independent School District (GO)
5.500%, 02/15/25 (PSF-GTD)	130	140,695
Lake Travis Independent School District (GO)
5.000%, 02/15/25 (PSF-GTD)	335	358,453
Lower Colorado River Authority (RB)
5.000%, 05/15/24	75	78,650
5.000%, 05/15/25	35	37,329
3.000%, 05/15/26	125	126,109
5.000%, 05/15/29	45	50,724
5.000%, 05/15/41	260	287,138
Mansfield Independent School District (GO)
¤ 5.000%, 02/15/28 ETM, (Pre-refunded @ $100, 2/15/25)	115	123,023
Navasota Independent School District (GO)
¤ 5.000%, 02/15/30 ETM, (Pre-refunded @ $100, 2/15/25)	725	772,793
¤ 5.000%, 02/15/32 ETM, (Pre-refunded @ $100, 2/15/25)	670	714,167
North Texas Tollway Authority (RB)
5.000%, 01/01/26	395	428,078
Northside Independent School District (GO)
5.000%, 08/15/24 (PSF-GTD)	110	116,623
Roma Independent School District (GO)
4.000%, 02/15/26 (PSF-GTD)	60	63,045
Round Rock Independent School District (GO)
5.000%, 08/01/26 (PSF-GTD)	265	290,899
San Antonio Independent School District (GO)
5.000%, 08/15/24 (PSF-GTD)	300	317,582
5.000%, 08/15/26 (PSF-GTD)	1,035	1,140,913
5.000%, 08/15/27 (PSF-GTD)	750	841,070

	Face Amount	Value†

	(000)
TEXAS — (Continued)
State of Texas (GO)
5.000%, 10/01/23	275	$285,847
5.000%, 10/01/24	215	228,242
5.000%, 10/01/26	660	718,555
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	275	291,937
Timber Lane Utility District (GO)
4.000%, 08/01/25 (AGC)	60	62,521
Trinity River Authority Central Regional Wastewater System (RB)
3.000%, 08/01/25	125	127,170
Trinity River Authority Denton Creek Wastewater Treatment System (RB)
5.000%, 02/01/26	325	352,229
Via Metropolitan Transit Advanced Transportation District (RB)
¤ 5.000%, 08/01/33 (Pre-refunded @ $100, 8/1/24)	200	211,540
Waco Independent School District (GO)
5.000%, 08/15/26 (PSF-GTD)	200	219,527
West Travis County Public Utility Agency (RB)
6.500%, 08/15/26 (AGC)	435	500,260
Wylie Independent School District/Collin County (GO)
5.000%, 08/15/25 (PSF-GTD)	855	922,151

TOTAL TEXAS		30,121,380

UTAH — (1.4%)
Ogden City School District (GO)
5.000%, 06/15/25	125	134,411
State of Utah (GO)
5.000%, 07/01/25	1,965	2,122,321

TOTAL UTAH		2,256,732

VERMONT — (0.1%)
State of Vermont (GO)
5.000%, 08/15/27	100	112,195

VIRGINIA — (2.1%)
Arlington County Industrial Development Authority (RB)
5.000%, 07/01/26	280	303,911
City of Danville (GO)
4.000%, 09/01/25 (ST AID WITHHLDG)	565	591,832
City of Norfolk (GO)
5.000%, 08/01/23	100	103,536
City of Roanoke (GO)
5.000%, 04/01/25 (ST AID WITHHLDG)	690	739,660
5.000%, 04/01/26 (ST AID WITHHLDG)	745	815,067

47

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†

	(000)
VIRGINIA — (Continued)
Commonwealth of Virginia (GO)
5.000%, 06/01/25 (ST AID WITHHLDG)	265	$285,055
County of Loudoun (GO)
5.000%, 12/01/26 (ST AID WITHHLDG)	350	387,871

TOTAL VIRGINIA		3,226,932

WASHINGTON — (4.7%)
City of Seattle (GO)
5.000%, 12/01/23	160	167,040
County of King WA Sewer (RB)
5.000%, 07/01/24	245	258,392
County of Pierce (GO)
5.000%, 08/01/24	240	253,578
Energy Northwest (RB)
5.000%, 07/01/24	155	163,607
5.000%, 07/01/26	500	535,138
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/25	190	205,321
King County Public Hospital District No. 2 (GO)
¤ 5.000%, 12/01/25 (Pre-refunded @ $100, 12/1/24)	260	276,335
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/24)	200	213,081
King County School District No. 405 Bellevue (GO)
5.000%, 12/01/25	195	212,256
Snohomish County School District No. 201 Snohomish (GO)
4.000%, 12/01/26	200	212,961
State of Washington (COP)
5.000%, 01/01/24	400	416,667
State of Washington (GO)
5.000%, 07/01/24	230	242,922
5.000%, 08/01/24	300	317,445
5.000%, 07/01/25	1,670	1,798,412
5.000%, 08/01/25	1,340	1,445,489
4.000%, 07/01/27	700	746,514
Washington Health Care Facilities Authority (RB)
5.000%, 08/01/25	50	53,308
5.000%, 08/01/26	50	54,028

	Face Amount	Value†

	(000)
WASHINGTON — (Continued)
Whatcom County School District No. 501 Bellingham (GO)
5.000%, 12/01/23	130	$135,720

TOTAL WASHINGTON		7,708,214

WEST VIRGINIA — (0.0%)
State of West Virginia (GO)
5.000%, 12/01/24	60	63,924

WISCONSIN — (4.8%)
City of Madison (GO)
4.000%, 10/01/25	1,550	1,627,284
City of Milwaukee (GO)
4.000%, 04/01/28	50	52,231
City of Milwaukee WI Sewerage System (RB)
5.000%, 06/01/24	45	47,373
Madison Area Technical College (GO)
4.000%, 03/01/24	1,090	1,124,033
Milwaukee Metropolitan Sewerage District (GO)
5.000%, 10/01/25	1,000	1,083,226
State of Wisconsin (GO)
5.000%, 05/01/24	1,500	1,577,726
5.000%, 11/01/25	910	986,628
5.000%, 11/01/26	1,090	1,202,317
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 08/15/32	60	63,452
WPPI Energy (RB)
5.000%, 07/01/32	165	173,128

TOTAL WISCONSIN		7,937,398

TOTAL MUNICIPAL BONDS
(Cost $165,734,317)		161,162,727

TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $165,734,317)		161,162,727

TOTAL INVESTMENTS — 100.0%
(Cost $165,734,317)		$161,162,727

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$161,162,727	$—	$161,162,727

Total Investments	$—	$161,162,727	$—	$161,162,727

48

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional Core Fixed Income ETF	Dimensional Short- Duration Fixed Income ETF	Dimensional Inflation- Protected Securities ETF
ASSETS:
Investment Securities at Value (including $592,175, $1,107,390 and $— of securities on loan, respectively)	$586,560	$884,172	$167,375
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $6,143, $11,416 and $—, respectively) (a)	6,143	11,416	—
Collateral for TBA Securities	460	—	—
Cash	2,481	5,730	190
Receivables:
Investment Securities Sold	171	—	—
Dividends and Interest	2,652	6,692	323
Receivable for Capital Shares Issued	—	43	—
Prepaid Expenses and Other Assets	7	7	8

Total Assets	598,474	908,060	167,896

LIABILITIES:
Payables:
Investment Securities Purchased	138,119	—	—
Upon Return of Securities Loaned	6,143	11,417	—
Accrued Expenses and Other Liabilities:
Advisory Fee	58	107	8
Administration and Accounting	10	15	7
Chief Compliance Officer	—	—	1
Custodian	1	1	1
Other Expenses	2	1	—

Total Liabilities	144,333	11,541	17

NET ASSETS	$454,141	$896,519	$167,879

SHARES OUTSTANDING, $0.01 PAR VALUE	10,250,000	19,000,000	3,625,000

Net Asset Value, Offering and Redemption price per share	$44.31	$47.19	$46.31

Investment Securities at Cost	$620,615	$922,558	$176,330

NET ASSETS CONSIST OF:
Paid-In Capital	$495,246	$937,958	$176,015
Total Distributable Earnings (Loss)	(41,105)	(41,439)	(8,136)

NET ASSETS	$454,141	$896,519	$167,879

(a)	See Note E in the Notes to Financial Statements for additional information about securities lending collateral

See accompanying Notes to Financial Statements.

49

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

Dimensional National Municipal Bond ETF
ASSETS:
Investment Securities at Value (including $— of securities on loan, respectively)	$161,163
Cash	34,631
Receivables:
Dividends and Interest	1,712
Receivable for Capital Shares Issued	2,386
Prepaid Expenses and Other Assets	7

Total Assets	199,899

LIABILITIES:
Payables:
Investment Securities Purchased	25,715
Accrued Expenses and Other Liabilities:
Advisory Fee	12
Administration and Accounting	7
Chief Compliance Officer	1
Custodian	1
Other Expenses	3

Total Liabilities	25,739

NET ASSETS	$174,160

SHARES OUTSTANDING, $0.01 PAR VALUE	3,650,000

Net Asset Value, Offering and Redemption price per share	$47.72

Investment Securities at Cost	$165,734

NET ASSETS CONSIST OF:
Paid-In Capital	$178,643
Total Distributable Earnings (Loss)	(4,483)

NET ASSETS	$174,160

See accompanying Notes to Financial Statements.

50

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Dimensional Core Fixed Income ETF(a)(b)	Dimensional Short- Duration Fixed Income ETF(a)(b)	Dimensional Inflation- Protected Securities ETF(b)
INVESTMENT INCOME:
Interest	$2,440	$3,592	$2,787
Dividends	39	603	—
Income from Securities Lending	4	3	—

Total Investment Income	2,483	4,198	2,787

EXPENSES:
Investment Management Fees	200	449	41
Administration and Accounting	10	16	8
Custodian	1	1	1
Filing Fees	—	—	—
Directors’/Trustees’ Fees & Expenses	1	1	—
Organization Fees	3	3	3
Professional Fees	12	12	8
Exchange Listing Fee	5	5	5
Other Expenses	3	3	3

Total Expenses	235	490	69

Fees Waived, Expenses Reimbursed by Advisor	(9)	—	(19)

Net Expenses	226	490	50

Net Investment Income (Loss)	2,257	3,708	2,737

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Transactions	(7,543)	(3,581)	(350)
In-Kind Transactions	—	(161)	36
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(34,055)	(38,386)	(8,955)

Net Realized and Unrealized Gain (Loss)	(41,598)	(42,128)	(9,269)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(39,341)	$(38,420)	$(6,532)

(a)	Portion of income is from investment in affiliated fund
(b)	For the period from the commencement of operations on November 15, 2021 through April 30, 2022

See accompanying Notes to Financial Statements.

51

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

Dimensional National Municipal Bond ETF(a)
INVESTMENT INCOME:
Interest	$303

Total Investment Income	303

EXPENSES:
Investment Management Fees	48
Administration and Accounting	7
Custodian	1
Filing Fees	—
Organization Fees	3
Professional Fees	12
Exchange Listing Fee	5
Other Expenses	3

Total Expenses	79

Fees Waived, Expenses Reimbursed by Advisor	(25)

Net Expenses	54

Net Investment Income (Loss)	249

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(4,572)

Net Realized and Unrealized Gain (Loss)	(4,572)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,323)

(a)	For the period from the commencement of operations on November 15, 2021 through April 30, 2022

See accompanying Notes to Financial Statements.

52

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Core Fixed Income ETF	Dimensional Short-Duration Fixed Income ETF
	For the period Nov. 15, 2021 through April 30, 2022	For the period Nov. 15, 2021 through April 30, 2022

	(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$2,257	$3,708
Net Realized Gain (Loss) on:
Investment Securities Sold	(7,543)	(3,581)
In-Kind Transactions	—	(161)
Change in Unrealized Appreciation (Depreciation) on Investment Securities	(34,055)	(38,386)

Change in Net Assets Resulting from Operations	(39,341)	(38,420)

Distributions:
Total Distributions	(1,764)	(3,019)

Change in Net Assets Resulting from Distributions	(1,764)	(3,019)

Capital Share Transactions:
Shares Issued	495,246	954,975
Cost of Shares Redeemed	—	(17,017)

Change in Net Assets Resulting from Capital Share Transactions	495,246	937,958

Change in Net Assets	454,141	896,519
Net Assets:
Beginning of Period	—	—

End of Period	$454,141	$896,519

Share Transactions:
Issued	10,250	19,350
Redeemed	—	(350)

Change in Shares	10,250	19,000

See accompanying Notes to Financial Statements.

53

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Inflation- Protected Securities ETF	Dimensional National Municipal Bond ETF
	For the period Nov. 15, 2021 through April 30, 2022	For the period Nov. 15, 2021 through April 30, 2022

	(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$2,737	$249
Net Realized Gain (Loss) on:
Investment Securities Sold	(350)	—
In-Kind Transactions	36	—
Change in Unrealized Appreciation (Depreciation) on Investment Securities	(8,955)	(4,572)

Change in Net Assets Resulting from Operations	(6,532)	(4,323)

Distributions:
Total Distributions	(1,604)	(160)

Change in Net Assets Resulting from Distributions	(1,604)	(160)

Capital Share Transactions:
Shares Issued	182,041	178,643
Cost of Shares Redeemed	(6,026)	—

Change in Net Assets Resulting from Capital Share Transactions	176,015	178,643

Change in Net Assets	167,879	174,160
Net Assets:
Beginning of Period	—	—

End of Period	$167,879	$174,160

Share Transactions:
Issued	3,750	3,650
Redeemed	(125)	—

Change in Shares	3,625	3,650

See accompanying Notes to Financial Statements.

54

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period.)

	Dimensional Core Fixed Income ETF		Dimensional Short- Duration Fixed Income ETF
	Period November 15, 2021 through April 30, 2022		Period November 15, 2021 through April 30, 2022
Net Asset Value, Beginning of Period	$50.03		$50.02

Income From Investment Operations (a)
Net investment Income (Loss)	0.41		0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.85)		(2.91)

Total from Investment Operations	(5.44)		(2.62)
Less Distributions:
Net investment Income	(0.28)		(0.21)

Total Distributions	(0.28)		(0.21)
Net Asset Value, End of Period	$44.31	(**)	$47.19	(**)
Total Return at NAV (b)(c)	(10.91)%		(5.26)%
Total Return at Market (c)(d)	(10.95)%		(5.21)%
Net Assets, End of Year (thousands)	$454,141		$896,519
Ratio of Expenses to Average Net Assets (e)	0.19%		0.17%
Ratio of Expense to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), (Previously Waived Fees Recovered by Advisor) and/or (Fees Paid Indirectly (e)	0.20%		0.17%
Ratio of Net Investment Income to Average Net Assets (e)	1.90%		1.31%
Portfolio Turnover Rate (c)(f)	16%		18%

See page 3 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements.

55

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period.)

	Dimensional National Municipal Bond ETF		Dimensional Inflation Protected Securities ETF
	Period November 15, 2021 through April 30, 2022		Period November 15, 2021 through April 30, 2022
Net Asset Value, Beginning of Period	$50.12		$50.02

Income From Investment Operations (a)
Net investment Income (Loss)	0.18		1.30
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.49)		(4.27)

Total from Investment Operations	(2.31)		(2.97)
Less Distributions:
Net investment Income	(0.09)		(0.74)

Total Distributions	(0.09)		(0.74)
Net Asset Value, End of Period	$47.72	(**)	$46.31	(**)
Total Return at NAV (b)(c)	(4.61)%		(5.98)%
Total Return at Market (c)(d)	(4.57)%		(5.89)%
Net Assets, End of Year (thousands)	$174,160		$167,879
Ratio of Expenses to Average Net Assets (e)	0.18%		0.11%
Ratio of Expense to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), (Previously Waived Fees Recovered by Advisor) and/or (Fees Paid Indirectly (e)	0.26%		0.15%
Ratio of Net Investment Income to Average Net Assets (e)	0.82%		5.95%
Portfolio Turnover Rate (c)(f)	—		8%

See page 3 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements.

56

DIMENSIONAL ETF TRUST

NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION

The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the “1940 Act”). As of April 30, 2022, the Trust is comprised of twenty-three operational exchange-traded funds (“ETFs”) and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of Dimensional Core Fixed Income ETF (“Core Fixed Income ETF”), Dimensional Short-Duration Fixed Income ETF (“Short-Duration Fixed Income ETF”), Dimensional Inflation-Protected Securities ETF (“Inflation-Protected Securities ETF”), and Dimensional National Municipal Bond ETF (“Municipal Bond ETF”) (individually referred to as a “Fund” or collectively as the “Funds”). The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are an investment company and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services — Investment Companies”. The Funds commenced operations on November 15, 2021.

The Board is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called (“Creation Units”). Currently a Creation Unit is 50,000 Shares for Core Fixed Income, Short-Duration, and Municipal Bond ETFs, and 25,000 Share for Inflation-Protected ETF. Creation Units are issued and redeemed principally in-kind. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the funds’ distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

1. SECURITY VALUATION

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

57

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Advisor, with input from certain third-party pricing services and others, in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs are quoted prices in active markets for identical assets.

•	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Debt securities held by the Funds are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

With respect to the Core Fixed Income ETF and Short-Duration Fixed Income ETF (the “International Fixed Income Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. Because the International Fixed Income Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Fixed Income Funds do not price their shares, the NAVs of the International Fixed Income Funds may change on days when shareholders will not be able to purchase or redeem shares.

Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the

58

same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

2. SECURITY TRANSACTIONS AND RELATED INCOME

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties.

3. FOREIGN CURRENCY TRANSLATIONS

The accounting records of the International Fixed Income Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The International Fixed Income Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

4. TREASURY INFLATION-PROTECTED SECURITIES (TIPS)

Inflation-Protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-Protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. A maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or paramount at original issue. Other types of Inflation-Protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, Inflation-Protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

5. TO BE ANNOUNCED (TBA) COMMITMENTS

TBA commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBA’s may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBA’s are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

6. RESTRICTED SECURITIES

A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.

7. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to its shareholders net investment income, if any, monthly and net realized capital gains, if any, at least annually. The amount of dividends

59

from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.

8. OTHER

Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Fund are directly charged. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES

1. INVESTMENT ADVISORY FEES

Dimensional Fund Advisors LP (the “Advisor”), serves as the investment advisor to the Funds pursuant to an investment management agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as Sub-Advisors for the Funds.

For the period ended April 30, 2022 the Funds’ investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Fund	Management Fee
Core Fixed Income ETF	0.17%
Short-Duration Fixed Income ETF	0.16%
Inflation-Protected Securities ETF	0.09%
National Municipal Bond ETF	0.16%

Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Funds, as described in the notes below. The Fee Waiver Agreement will remain in effect through February 28, 2023, may only be terminated by the Trust’s Board of Trustees prior to that date and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the period ended April 30, 2022, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. The net amount of waived fees/expenses assumed during the period ended April 30, 2022 are also reflected below (amounts in thousands). At any time that the ETF Fund Expenses (defined below) of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Fund. The Trust, on behalf of a Fund, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

	Expense Limitation Amount	Waived Fees/ Expense Assumed	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/Expense Assumed Subject to Future Recovery
Core Fixed Income ETF	0.19%	$9	$—	$9
Short-Duration Fixed Income ETF	0.18%	—	—	—
Inflation-Protected Securities ETF	0.11%	19	—	19
National Municipal Bond ETF	0.18%	25	—	25

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of each of the Funds (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

60

2. ADMINISTRATION, ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN FEES

Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust.

3. DISTRIBUTION AND SHAREHOLDER SERVICES FEES

DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of Fund shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds.

No payments from the Funds are currently planned under the Distribution and Service Plan. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

4. FEES PAID TO OFFICERS AND TRUSTEES

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO, with respect to the Funds) receive no compensation from the Trust. For the period ended April 30, 2022, the total related amounts paid by the Trust to the CCO was $6 (in thousands). The total related amounts paid by each of the Funds are included in Other Expenses on the Statements of Operations.

D. FEDERAL INCOME TAXES

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Core Fixed Income ETF	$620,671	$1	$(34,112)	$(34,111)
Short-Duration Fixed Income ETF	922,636	2	(38,466)	(38,464)
Inflation-Protected Securities ETF	176,445	—	(9,069)	(9,069)
National Municipal Bond ETF	165,734	2	(4,574)	(4,572)

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The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E. SECURITIES LENDING

Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Funds also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Core Fixed Income ETF
Bonds	$6,143	$—	$—	$—	$6,143
Short-Duration Fixed Income ETF
Bonds	11,416	—	—	—	11,416

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F. AFFILIATED TRADES

Cross trades for the period ended April 30, 2022, if any, were executed by the Funds pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust. For the period ended April 30, 2022, the Funds did not engage in any Rule 17a-7 transactions under the Rule.

G. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended April 30, 2022 were as follows (amounts in thousands):

	US Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Core Fixed Income ETF	$404,736	$166,529	$45,999	$43,552
Short-Duration Fixed Income ETF	125,695	90,429	114,746	111,703
Inflation-Protected Securities ETF	163,182	14,912	8,167	8,913
National Municipal Bond ETF	—	—	166,642	—

In-kind transactions for the period ended April 30, 2022 were as follows (amounts in thousands):

	US Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Core Fixed Income ETF	$216,785	$—	$261,934	$—
Short-Duration Fixed Income ETF	132,858	3,726	781,825	3,507
Inflation-Protected Securities ETF	176,247	6,000	—	—

H. CAPITAL SHARES TRANSACTIONS

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.

Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

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I. FINANCIAL INSTRUMENTS

In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.

Inflation Protection Risks: Because the interest and/or principal payments on an Inflation-Protected security are adjusted periodically for changes in inflation, the income distributed by the Dimensional Inflation-Protected Securities ETF may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, Inflation-Protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the Inflation-Protected securities held by a Fund may not pay income and the Fund may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Fund’s value. For example, if interest rates rise due to reasons other than inflation, the Fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Fund at the time of such adjustments (which generally would be distributed by the Fund as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of Inflation-Protected securities is not guaranteed and will fluctuate.

J. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each fund is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2023.

There were no borrowings by the Funds under this line of credit during the period ended April 30, 2022.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain funds managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Funds did not use the interfund lending program during the period ended April 30, 2022.

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K. RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Funds’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Funds could enter, eliminate the asset segregation framework currently used by the Funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Funds are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Funds.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Funds.

L. OTHER

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Funds’ outstanding shares. The following shareholders are omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Core Fixed Income ETF	1	100%
Short- Duration Fixed Income ETF	1	100%
Inflation- Protected Securities ETF	1	100%
National Municipal Bond ETF	1	100%

M. RUSSIA AND UKRAINE CONFLICT

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Funds.

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N. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, Dimensional ETF Trust (“DET”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Trustees. Trustees were elected by the shareholders of all series of DET that were operational as of the record date. The results of the voting were as follows:

DET

Proposal: Election of Trustees*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	461,913,282	2,821,367	464,734,649	99.39%	0.61%	100.00%
2. David P. Butler	461,624,490	3,110,159	464,734,649	99.33%	0.67%	100.00%
3. George M Constantinides	460,449,677	4,284,972	464,734,649	99.08%	0.92%	100.00%
4. Douglas W. Diamond	461,505,330	3,229,319	464,734,649	99.31%	0.69%	100.00%
5. Darrell Duffie	461,603,406	3,131,243	464,734,649	99.33%	0.67%	100.00%
6. Francis A. Longstaff	461,641,978	3,092,671	464,734,649	99.33%	0.67%	100.00%
7. Gerard K. O’Reilly	461,591,777	3,142,872	464,734,649	99.32%	0.68%	100.00%
8. Abbie J. Smith	461,104,076	3,630,573	464,734,649	99.22%	0.78%	100.00%
9. Heather E. Tookes	461,961,684	2,772,965	464,734,649	99.40%	0.60%	100.00%
10. Ingrid M. Werner	461,292,481	3,442,168	464,734,649	99.26%	0.74%	100.00%

*	Results are for all series within DET

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available (1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com/about-us/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2022, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1)

Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3)	Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4)

For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and the transition away from the London Inter-Bank Offered Rate on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified

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in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2021 (the “Meeting”), the Board of Trustees of Dimensional ETF Trust (the “Board”) considered the continuation of the investment management agreements for each Portfolio (collectively, the “Funds”) and a Fund’s sub-advisory agreements. Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 29, 2021, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of

71

the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

72

DFA043022-078S

Semi-Annual Report

Period Ended: April 30, 2022 (Unaudited)

DIMENSIONAL ETF TRUST

Dimensional US Core Equity Market ETF

Dimensional US High Profitability ETF

Dimensional US Real Estate ETF

Dimensional US Small Cap Value ETF

Dimensional International Core Equity Market ETF

Dimensional International Core Equity 2 ETF

Dimensional International Small Cap Value ETF

Dimensional International Small Cap ETF

Dimensional International High Profitability ETF

Dimensional Emerging Core Equity Market ETF

Dimensional Emerging Markets High Profitability ETF

Dimensional Emerging Markets Value ETF

Dimensional Emerging Markets Core Equity 2 ETF

June 2022

Dear Shareholder,

The investment world is constantly evolving. In many ways, investors have benefited from an industry marked by new solutions, advancing technology, and increased personalization. Dimensional has been innovating on behalf of investors since 1981, using financial science to pursue higher expected returns in a flexible, diversified, low-cost manner.

A common thread in Dimensional’s history is the consistent, systematic application of financial theory and empirical research in managing strategies. We seek sensible ideas that we can implement well. In recent years, we have developed strategies in different product structures to give financial professionals more choices in how they integrate Dimensional Investing into client portfolios. In the first half of this year, for example, we broadened our suite of exchange-traded funds, launched a new fixed income mutual fund, and enhanced the investment management capabilities and services we provide clients.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

DIMENSIONAL ETF TRUST

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DIMENSIONAL ETF TRUST

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

(Unaudited)

Summary Schedules of Investments

Investment Abbreviations

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PLC	Public Limited Company

SA	Special Assessment

Investment Footnotes

†	See Note B to Financial Statements.

‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Security

§	Affiliated Fund

@	Security purchased with cash collateral received from Securities on Loan

#	Total or Partial Securities on Loan

Financial Highlights

(**)	The net asset value per share for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America

(a)	Computed using average shares outstanding

(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund

(c)	Not annualized for periods less than one year

(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market

(e)	Annualized for periods less than one year

(f)	Excludes impact of in-kind transactions

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero

SEC	Securities and Exchange Commission

3

DIMENSIONAL ETF TRUST

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as brokerage commissions, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	For the period ended April 30, 2022
Expense Tables
	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Annualized Expense Ratio	Expenses Paid During Period(a)
Dimensional US Core Equity Market ETF
Actual Fund Return	$1,000.00	$902.40	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

Dimensional US High Profitability ETF
Actual Fund Return(b)	$1,000.00	$1,006.10	0.22%	$0.40
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Annualized Expense Ratio	Expenses Paid During Period(a)

Dimensional US Real Estate ETF
Actual Fund Return(b)	$1,000.00	$1,056.00	0.19%	$0.35
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.19%	$0.95

Dimensional US Small Cap Value ETF
Actual Fund Return(b)	$1,000.00	$983.30	0.31%	$0.56
Hypothetical 5% Annual Return	$1,000.00	$1,023.26	0.31%	$1.56

Dimensional International Core Equity Market ETF
Actual Fund Return	$1,000.00	$916.60	0.18%	$0.86
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90

Dimensional International Core Equity 2 ETF
Actual Fund Return(c)	$1,000.00	$943.90	0.23%	$0.23
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

Dimensional International Small Cap Value ETF
Actual Fund Return(c)	$1,000.00	$940.50	0.42%	$0.42
Hypothetical 5% Annual Return	$1,000.00	$1,022.71	0.42%	$2.11

Dimensional International Small Cap ETF
Actual Fund Return(c)	$1,000.00	$936.10	0.39%	$0.39
Hypothetical 5% Annual Return	$1,000.00	$1,022.86	0.39%	$1.96

Dimensional International High Profitability ETF
Actual Fund Return(c)	$1,000.00	$939.90	0.29%	$0.29
Hypothetical 5% Annual Return	$1,000.00	$1,023.36	0.29%	$1.45

Dimensional Emerging Core Equity Market ETF
Actual Fund Return	$1,000.00	$904.70	0.35%	$1.65
Hypothetical 5% Annual Return	$1,000.00	$1,023.06	0.35%	$1.76

Dimensional Emerging Markets High Profitability ETF
Actual Fund Return(d)	$1,000.00	$1,020.20	0.41%	$0.05
Hypothetical 5% Annual Return	$1,000.00	$1,022.76	0.41%	$2.06

Dimensional Emerging Markets Value ETF
Actual Fund Return(d)	$1,000.00	$1,012.60	0.43%	$0.05
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16

Dimensional Emerging Markets Core Equity 2 ETF
Actual Fund Return(d)	$1,000.00	$1,018.20	0.39%	$0.04
Hypothetical 5% Annual Return	$1,000.00	$1,022.86	0.39%	$1.96

(a)

Expenses are equal to the Fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) (to reflect the six-month period).

5

DISCLOSURE OF FUND EXPENSES

CONTINUED

(b)

Information shown reflects values for the stub period of 66 days from February 23, 2022 (commencement of operations) to April 30, 2022 and has been calculated using expense ratios and rates of returns for the same period.

(c)

Information shown reflects values for the stub period of 38 days from March 23, 2022 (commencement of operations) to April 30, 2022 and has been calculated using expense ratios and rates of returns for the same period.

(d)

Information shown reflects values for the stub period of 4 days from April 26, 2022 (commencement of operations) to April 30, 2022 and has been calculated using expense ratios and rates of returns for the same period.

6

DIMENSIONAL ETF TRUST

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional ETF Trust, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional ETF Trust filed its most recent Form N-PORT with the SEC on March 31, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional US Core Equity Market ETF
Communication Services	7.6%
Consumer Discretionary	11.4%
Consumer Staples	6.9%
Energy	5.0%
Financials	12.7%
Health Care	12.7%
Industrials	10.5%
Information Technology	25.6%
Materials	3.9%
Real Estate	0.2%
Utilities	3.5%

100.0%

Dimensional US High Profitability ETF
Communication Services	3.3%
Consumer Discretionary	17.5%
Consumer Staples	12.3%
Energy	1.3%
Financials	5.1%
Health Care	11.4%
Industrials	14.7%
Information Technology	29.5%
Materials	4.7%
Utilities	0.2%

100.0%

Dimensional US Real Estate ETF
Real Estate	100.0%

100.0%

Dimensional US Small Cap Value ETF
Communication Services	2.4%
Consumer Discretionary	13.1%
Consumer Staples	4.1%
Energy	10.4%
Financials	27.1%
Health Care	4.6%
Industrials	21.3%
Information Technology	7.3%
Materials	8.0%
Real Estate	0.9%
Utilities	0.8%

100.0%

Dimensional International Core Equity Market ETF
Communication Services	4.8%
Consumer Discretionary	11.2%
Consumer Staples	8.8%
Energy	6.6%
Financials	18.4%
Health Care	10.9%
Industrials	16.7%
Information Technology	7.6%
Materials	10.3%
Real Estate	1.1%
Utilities	3.6%

100.0%

Dimensional International Core Equity 2 ETF
Communication Services	5.4%
Consumer Discretionary	11.9%
Consumer Staples	8.0%
Energy	6.7%
Financials	16.1%
Health Care	7.9%
Industrials	18.2%
Information Technology	7.5%
Materials	12.4%
Real Estate	2.4%
Utilities	3.5%

100.0%

7

DIMENSIONAL ETF TRUST

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

Dimensional International Small Cap Value ETF
Communication Services	3.6%
Consumer Discretionary	12.8%
Consumer Staples	4.9%
Energy	8.6%
Financials	18.4%
Health Care	3.6%
Industrials	20.3%
Information Technology	4.7%
Materials	18.6%
Real Estate	3.8%
Utilities	0.7%

100.0%

Dimensional International Small Cap ETF
Communication Services	4.5%
Consumer Discretionary	12.5%
Consumer Staples	5.9%
Energy	6.1%
Financials	11.3%
Health Care	5.9%
Industrials	22.5%
Information Technology	10.7%
Materials	12.3%
Real Estate	4.5%
Utilities	3.8%

100.0%

Dimensional International High Profitability ETF
Communication Services	7.9%
Consumer Discretionary	15.2%
Consumer Staples	9.8%
Energy	6.0%
Financials	5.1%
Health Care	12.5%
Industrials	17.4%
Information Technology	9.6%
Materials	13.9%
Real Estate	0.4%
Utilities	2.2%

100.0%

Dimensional Emerging Core Equity Market ETF
Communication Services	8.5%
Consumer Discretionary	11.1%
Consumer Staples	5.6%
Energy	5.7%
Financials	19.8%
Health Care	3.7%
Industrials	7.8%
Information Technology	20.3%
Materials	11.8%
Real Estate	2.7%
Utilities	3.0%

100.0%

Dimensional Emerging Markets High Profitability ETF
Communication Services	14.8%
Consumer Discretionary	10.0%
Consumer Staples	9.1%
Energy	5.4%
Financials	4.2%
Health Care	2.8%
Industrials	5.3%
Information Technology	28.3%
Materials	17.2%
Real Estate	2.1%
Utilities	0.8%

100.0%

Dimensional Emerging Markets Value ETF
Communication Services	3.0%
Consumer Discretionary	7.7%
Consumer Staples	2.5%
Energy	13.1%
Financials	28.0%
Health Care	2.2%
Industrials	8.2%
Information Technology	11.3%
Materials	17.5%
Real Estate	5.4%
Utilities	1.1%

100.0%

Dimensional Emerging Markets Core Equity 2 ETF
Communication Services	8.5%
Consumer Discretionary	9.4%
Consumer Staples	6.3%
Energy	5.2%
Financials	16.0%
Health Care	4.6%
Industrials	9.1%
Information Technology	21.1%
Materials	14.1%
Real Estate	3.3%
Utilities	2.4%

100.0%

8

DIMENSIONAL US CORE EQUITY MARKET ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (7.5%)
* Alphabet, Inc., Class A	13,171	$30,058,724	1.6%
* Alphabet, Inc., Class C	12,745	29,304,961	1.5%
Comcast Corp., Class A	230,364	9,159,273	0.5%
* Meta Platforms, Inc., Class A	107,125	21,475,349	1.1%
Verizon Communications, Inc.	239,928	11,108,666	0.6%
* Walt Disney Co. (The)	62,170	6,940,037	0.4%
Other Securities		37,071,760	1.9%

TOTAL COMMUNICATION SERVICES		145,118,770	7.6%

CONSUMER DISCRETIONARY — (11.4%)
* Amazon.com, Inc.	19,507	48,487,184	2.5%
Home Depot, Inc. (The)	45,859	13,776,044	0.7%
Lowe’s Cos., Inc.	34,305	6,783,128	0.4%
McDonald’s Corp.	36,053	8,982,965	0.5%
Target Corp.	31,892	7,292,106	0.4%
* Tesla, Inc.	35,071	30,538,424	1.6%
Other Securities		103,487,502	5.3%

TOTAL CONSUMER DISCRETIONARY		219,347,353	11.4%

CONSUMER STAPLES — (6.9%)
Coca-Cola Co. (The)	189,738	12,258,972	0.6%
Costco Wholesale Corp.	20,105	10,690,231	0.6%
PepsiCo., Inc.	73,647	12,645,926	0.7%
Philip Morris International, Inc.	69,862	6,986,200	0.4%
Procter & Gamble Co. (The)	121,620	19,526,091	1.0%
Walmart, Inc.	76,219	11,660,745	0.6%
Other Securities		59,609,448	3.0%

TOTAL CONSUMER STAPLES		133,377,613	6.9%

ENERGY — (5.0%)
Chevron Corp.	85,168	13,343,271	0.7%
Exxon Mobil Corp.	195,533	16,669,188	0.9%
Other Securities		66,495,456	3.4%

TOTAL ENERGY		96,507,915	5.0%

FINANCIALS — (12.6%)
Bank of America Corp.	332,069	11,848,222	0.6%
* Berkshire Hathaway, Inc., Class B	71,726	23,155,305	1.2%
JPMorgan Chase & Co.	143,296	17,103,811	0.9%
Wells Fargo & Co.	168,381	7,346,463	0.4%
Other Securities		184,385,955	9.6%

TOTAL FINANCIALS		243,839,756	12.7%

HEALTH CARE — (12.6%)
AbbVie, Inc.	96,979	14,244,276	0.8%
Bristol-Myers Squibb Co.	100,623	7,573,893	0.4%
CVS Health Corp.	76,435	7,347,697	0.4%
Eli Lilly & Co.	37,907	11,073,772	0.6%
Johnson & Johnson	133,811	24,147,533	1.3%
Merck & Co., Inc.	90,366	8,014,561	0.4%
Pfizer, Inc.	255,058	12,515,696	0.7%
Thermo Fisher Scientific, Inc.	12,658	6,998,861	0.4%

9

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
UnitedHealth Group, Inc.	44,193	$22,474,350	1.2%
Other Securities		129,577,772	6.5%

TOTAL HEALTH CARE		243,968,411	12.7%

INDUSTRIALS — (10.4%)
Caterpillar, Inc.	32,661	6,876,447	0.4%
Raytheon Technologies Corp.	76,239	7,235,843	0.4%
Union Pacific Corp.	38,465	9,011,965	0.5%
United Parcel Service, Inc., Class B	39,980	7,195,600	0.4%
Other Securities		170,721,355	8.8%

TOTAL INDUSTRIALS		201,041,210	10.5%

INFORMATION TECHNOLOGY — (25.4%)
Accenture PLC, Class A	25,298	7,598,507	0.4%
Apple, Inc.	752,640	118,653,696	6.2%
Broadcom, Inc.	23,625	13,097,464	0.7%
Cisco Systems, Inc.	204,643	10,023,414	0.5%
Intel Corp.	250,220	10,907,090	0.6%
Mastercard, Inc., Class A	45,038	16,365,908	0.9%
Microsoft Corp.	325,363	90,294,740	4.7%
NVIDIA Corp.	100,045	18,555,346	1.0%
QUALCOMM, Inc.	56,333	7,869,157	0.4%
Texas Instruments, Inc.	48,777	8,304,284	0.4%
Visa, Inc., Class A	81,051	17,274,400	0.9%
Other Securities		171,713,838	8.8%

TOTAL INFORMATION TECHNOLOGY		490,657,844	25.5%

MATERIALS — (3.8%)
Linde PLC	24,129	7,527,283	0.4%
Other Securities		66,530,807	3.5%

TOTAL MATERIALS		74,058,090	3.9%

REAL ESTATE — (0.2%)
Other Securities		3,995,570	0.2%

UTILITIES — (3.5%)
NextEra Energy, Inc.	97,723	6,940,287	0.4%
Other Securities		59,443,106	3.1%

TOTAL UTILITIES		66,383,393	3.5%

TOTAL COMMON STOCK		1,918,295,925	99.9%

RIGHTS/WARRANTS — (0.0%)

HEALTH CARE — (0.0%)
Other Securities		1,229	0.0%

TOTAL RIGHTS/WARRANTS		1,229	0.0%

TOTAL INVESTMENT SECURITIES — (99.3%)
(Cost $1,968,656,177)		1,918,297,154

SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	1,192,832	13,800,475	0.7%

TOTAL INVESTMENTS — 100.0%
(Cost $1,982,456,652)		1,932,097,629	100.6%

10

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$145,118,770	$—	$—	$145,118,770
Consumer Discretionary	219,347,353	—	—	219,347,353
Consumer Staples	133,377,613	—	—	133,377,613
Energy	96,507,915	—	—	96,507,915
Financials	243,839,756	—	—	243,839,756
Health Care	243,968,411	—	—	243,968,411
Industrials	201,041,210	—	—	201,041,210
Information Technology	490,657,844	—	—	490,657,844
Materials	74,058,090	—	—	74,058,090
Real Estate	3,995,570	—	—	3,995,570
Utilities	66,383,393	—	—	66,383,393
Rights/Warrants
Health Care	—	1,229	—	1,229
Collateral for Securities on Loan	13,800,475	—	—	13,800,475

Total Investments	$1,932,096,400	$1,229	$—	$1,932,097,629

See accompanying Notes to Financial Statements.

11

DIMENSIONAL US HIGH PROFITABILITY ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (100.0%)
COMMUNICATION SERVICES — (3.3%)
* Charter Communications, Inc., Class A	3,494	$1,497,144	0.7%
Verizon Communications, Inc.	114,353	5,294,544	2.3%
Other Securities		757,456	0.3%

TOTAL COMMUNICATION SERVICES		7,549,144	3.3%

CONSUMER DISCRETIONARY — (17.5%)
* Amazon.com, Inc.	3,258	8,098,183	3.5%
Home Depot, Inc. (The)	19,556	5,874,622	2.6%
Lowe’s Cos., Inc.	12,250	2,422,192	1.1%
* Lululemon Athletica, Inc.	4,779	1,694,777	0.7%
NIKE, Inc., Class B	24,819	3,094,929	1.4%
Ross Stores, Inc.	20,769	2,072,123	0.9%
Target Corp.	13,928	3,184,637	1.4%
TJX Cos, Inc. (The)	32,767	2,007,962	0.9%
Other Securities		11,252,755	4.9%

TOTAL CONSUMER DISCRETIONARY		39,702,180	17.4%

CONSUMER STAPLES — (12.3%)
Altria Group, Inc.	34,444	1,914,053	0.8%
Coca-Cola Co. (The)	56,546	3,653,437	1.6%
Costco Wholesale Corp.	8,860	4,711,039	2.1%
Kroger Co. (The)	38,134	2,057,711	0.9%
PepsiCo., Inc.	32,177	5,525,113	2.4%
Procter & Gamble Co. (The)	20,852	3,347,789	1.5%
Other Securities		6,840,468	3.0%

TOTAL CONSUMER STAPLES		28,049,610	12.3%

ENERGY — (1.3%)
Occidental Petroleum Corp.	51,215	2,821,434	1.2%
Other Securities		144,050	0.1%

TOTAL ENERGY		2,965,484	1.3%

FINANCIALS — (5.1%)
American Express Co.	16,134	2,818,771	1.2%
Ameriprise Financial, Inc.	6,231	1,654,268	0.7%
Aon PLC, Class A	5,052	1,454,926	0.7%
Discover Financial Services	14,734	1,656,986	0.7%
S&P Global, Inc.	4,036	1,519,554	0.7%
Other Securities		2,575,816	1.1%

TOTAL FINANCIALS		11,680,321	5.1%

HEALTH CARE — (11.4%)
AbbVie, Inc.	40,191	5,903,254	2.6%
Amgen, Inc.	13,441	3,134,307	1.4%
Eli Lilly & Co.	18,037	5,269,149	2.3%
Gilead Sciences, Inc.	36,257	2,151,491	0.9%
Other Securities		9,557,927	4.2%

TOTAL HEALTH CARE		26,016,128	11.4%

INDUSTRIALS — (14.7%)
3M Co.	16,463	2,374,294	1.0%
Caterpillar, Inc.	13,653	2,874,503	1.3%

12

DIMENSIONAL US HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS (Continued)
Cintas Corp.	5,285	$2,099,519	0.9%
Deere & Co.	7,301	2,756,493	1.2%
* Delta Air Lines, Inc.	37,659	1,620,467	0.7%
Illinois Tool Works, Inc.	7,053	1,390,217	0.6%
Lockheed Martin Corp.	7,062	3,051,631	1.3%
Union Pacific Corp.	17,950	4,205,505	1.8%
United Parcel Service, Inc., Class B	17,742	3,193,205	1.4%
* United Rentals, Inc.	4,608	1,458,524	0.6%
Other Securities		8,365,245	3.8%

TOTAL INDUSTRIALS		33,389,603	14.6%

INFORMATION TECHNOLOGY — (29.5%)
Accenture PLC, Class A	13,608	4,087,299	1.8%
Apple, Inc.	63,820	10,061,223	4.4%
Applied Materials, Inc.	25,515	2,815,580	1.2%
Automatic Data Processing, Inc.	10,486	2,287,835	1.0%
Broadcom, Inc.	11,698	6,485,254	2.9%
International Business Machines Corp.	25,094	3,317,678	1.5%
Mastercard, Inc., Class A	16,818	6,111,325	2.7%
Microsoft Corp.	36,576	10,150,572	4.5%
Oracle Corp.	38,210	2,804,614	1.2%
QUALCOMM, Inc.	24,993	3,491,272	1.5%
Texas Instruments, Inc.	25,298	4,306,984	1.9%
Other Securities		11,281,813	4.9%

TOTAL INFORMATION TECHNOLOGY		67,201,449	29.5%

MATERIALS — (4.7%)
LyondellBasell Industries NV, Class A	20,438	2,167,041	1.0%
Nucor Corp.	14,912	2,308,079	1.0%
Sherwin-Williams Co. (The)	5,730	1,575,521	0.7%
Other Securities		4,634,622	2.0%

TOTAL MATERIALS		10,685,263	4.7%

UTILITIES — (0.2%)
Other Securities		471,977	0.2%

TOTAL Common Stocks
(Cost $236,720,879)		227,711,159	99.8%

TOTAL INVESTMENT SECURITIES — (100.0%)
(Cost $236,720,879)		227,711,159

TOTAL INVESTMENTS — 100.0%
(Cost $236,720,879)		227,711,159	99.8%

13

DIMENSIONAL US HIGH PROFITABILITY ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$7,549,144	$—	$—	$7,549,144
Consumer Discretionary	39,702,180	—	—	39,702,180
Consumer Staples	28,049,610	—	—	28,049,610
Energy	2,965,484	—	—	2,965,484
Financials	11,680,321	—	—	11,680,321
Health Care	26,016,128	—	—	26,016,128
Industrials	33,389,603	—	—	33,389,603
Information Technology	67,201,449	—	—	67,201,449
Materials	10,685,263	—	—	10,685,263
Utilities	471,977	—	—	471,977

Total Investments	$227,711,159	$—	$—	$227,711,159

See accompanying Notes to Financial Statements.

14

DIMENSIONAL US REAL ESTATE ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (100.0%)
REAL ESTATE — (100.0%)
Alexandria Real Estate Equities, Inc.	6,351	$1,156,898	1.9%
American Campus Communities, Inc.	5,715	369,589	0.6%
American Homes 4 Rent, Class A	13,683	541,984	0.9%
American Tower Corp.	19,073	4,596,974	7.7%
Americold Realty Trust	11,191	295,219	0.5%
Apartment Income REIT Corp.	6,578	323,440	0.5%
AvalonBay Communities, Inc.	5,843	1,329,166	2.2%
Boston Properties, Inc.	6,211	730,414	1.2%
Brixmor Property Group, Inc.	12,501	317,275	0.5%
Camden Property Trust	4,327	678,863	1.1%
Crown Castle International Corp.	18,104	3,353,042	5.6%
CubeSmart	9,160	435,192	0.7%
Digital Realty Trust, Inc.	11,925	1,742,481	2.9%
Duke Realty Corp.	16,097	881,311	1.5%
EastGroup Properties, Inc.	1,748	327,750	0.6%
Equinix, Inc.	3,818	2,745,447	4.6%
Equity LifeStyle Properties, Inc.	7,406	572,336	1.0%
Equity Residential	14,975	1,220,462	2.0%
Essex Property Trust, Inc.	2,715	893,968	1.5%
Extra Space Storage, Inc.	5,612	1,066,280	1.8%
Federal Realty Investment Trust	2,945	344,742	0.6%
First Industrial Realty Trust, Inc.	5,520	320,160	0.5%
Gaming and Leisure Properties, Inc.	9,845	436,921	0.7%
Healthcare Trust of America, Inc., Class A	9,294	283,095	0.5%
Healthpeak Properties, Inc.	22,758	746,690	1.3%
Host Hotels & Resorts, Inc.	30,131	613,166	1.0%
Invitation Homes, Inc.	25,317	1,008,123	1.7%
Iron Mountain, Inc.	12,147	652,658	1.1%
Kilroy Realty Corp.	4,416	309,120	0.5%
Kimco Realty Corp.	24,671	624,916	1.0%
Lamar Advertising Co., Class A	3,634	401,230	0.7%
Life Storage, Inc.	3,452	457,355	0.8%
Medical Properties Trust, Inc.	25,111	461,791	0.8%
Mid-America Apartment Communities, Inc.	4,830	949,964	1.6%
National Retail Properties, Inc.	7,360	322,662	0.5%
Prologis, Inc.	31,005	4,969,791	8.3%
Public Storage	6,624	2,460,816	4.1%
Realty Income Corp.	24,302	1,685,587	2.8%
Regency Centers Corp.	6,441	443,334	0.7%
Rexford Industrial Realty, Inc.	6,721	524,507	0.9%
SBA Communications Corp.	4,554	1,580,739	2.6%
Simon Property Group, Inc.	14,368	1,695,424	2.8%
STAG Industrial, Inc.	7,453	278,146	0.5%
STORE Capital Corp.	10,305	292,971	0.5%
Sun Communities, Inc.	5,011	879,781	1.5%
UDR, Inc.	13,380	711,950	1.2%
Ventas, Inc.	16,769	931,518	1.6%
VICI Properties, Inc.	38,513	1,148,060	1.9%
Welltower, Inc.	18,777	1,705,139	2.9%
WP Carey, Inc.	8,005	646,564	1.1%
Other Securities		8,307,566	13.9%

TOTAL REAL ESTATE		59,772,577	99.9%

15

DIMENSIONAL US REAL ESTATE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

TOTAL Common Stocks
(Cost $60,284,432)		$59,772,577	99.9%

TOTAL INVESTMENT SECURITIES — (100.0%)
(Cost $60,284,432)		59,772,577

TOTAL INVESTMENTS — 100.0%
(Cost $60,284,432)		59,772,577	99.9%

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$59,772,577	$—	$—	$59,772,577

Total Investments	$59,772,577	$—	$—	$59,772,577

See accompanying Notes to Financial Statements.

16

DIMENSIONAL US SMALL CAP VALUE ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (100.0%)
COMMUNICATION SERVICES — (2.4%)
Other Securities		$1,145,652	2.4%

CONSUMER DISCRETIONARY — (13.1%)
* AutoNation, Inc.	2,273	263,463	0.5%
Foot Locker, Inc.	7,798	228,559	0.5%
* Goodyear Tire & Rubber Co. (The)	22,208	295,811	0.6%
MDC Holdings, Inc.	6,058	223,601	0.5%
Penske Automotive Group, Inc.	2,622	274,838	0.6%
* Taylor Morrison Home Corp.	10,460	273,947	0.6%
Other Securities		4,802,553	9.8%

TOTAL CONSUMER DISCRETIONARY		6,362,772	13.1%

CONSUMER STAPLES — (4.1%)
* Hostess Brands, Inc.	11,333	257,146	0.5%
Ingredion, Inc.	2,675	227,669	0.5%
* United Natural Foods, Inc.	5,134	220,403	0.5%
Other Securities		1,263,713	2.6%

TOTAL CONSUMER STAPLES		1,968,931	4.1%

ENERGY — (10.4%)
* Antero Resources Corp.	8,674	305,325	0.6%
* CNX Resources Corp.	14,069	289,118	0.6%
Helmerich & Payne, Inc.	4,802	221,036	0.5%
Murphy Oil Corp.	11,349	432,170	0.9%
PDC Energy, Inc.	7,427	517,959	1.1%
Other Securities		3,293,438	6.7%

TOTAL ENERGY		5,059,046	10.4%

FINANCIALS — (27.1%)
American Equity Investment Life Holding Co.	8,349	314,924	0.7%
Associated Banc-Corp.	11,944	238,283	0.5%
Assured Guaranty, Ltd.	4,189	231,023	0.5%
Bank OZK	8,133	312,470	0.6%
* Enstar Group, Ltd.	906	213,590	0.4%
FNB Corp.	25,321	291,698	0.6%
Fulton Financial Corp.	14,196	215,353	0.4%
International Bancshares Corp.	6,322	251,552	0.5%
Navient Corp.	16,082	255,543	0.5%
Nelnet, Inc., Class A	3,163	259,587	0.5%
New York Community BanCorp, Inc.	27,354	252,751	0.5%
Old National BanCorp	17,593	266,710	0.6%
Popular, Inc.	3,935	306,891	0.6%
United Bankshares, Inc.	7,371	245,159	0.5%
Unum Group	11,878	362,517	0.8%
Valley National BanCorp	23,722	284,190	0.6%
Washington Federal, Inc.	7,064	214,958	0.4%
Other Securities		8,612,780	17.9%

TOTAL FINANCIALS		13,129,979	27.1%

HEALTH CARE — (4.7%)
* Acadia Healthcare Co., Inc.	6,487	440,338	0.9%
Other Securities		1,814,471	3.7%

TOTAL HEALTH CARE		2,254,809	4.6%

17

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

INDUSTRIALS — (21.3%)
ABM Industries, Inc.	5,025	$242,557	0.5%
Air Lease Corp.	8,085	325,664	0.7%
* Beacon Roofing Supply, Inc.	5,052	301,251	0.6%
* CACI International, Inc., Class A	914	242,484	0.5%
INDUSTRIALS (Continued)
Encore Wire Corp.	1,984	223,815	0.5%
GATX Corp.	2,861	295,799	0.6%
Triton International, Ltd.	5,306	324,144	0.7%
* Univar Solutions, Inc.	7,801	227,165	0.5%
* WESCO International, Inc.	3,527	434,738	0.9%
Other Securities		7,692,301	15.8%

TOTAL INDUSTRIALS		10,309,918	21.3%

INFORMATION TECHNOLOGY — (7.3%)
Amkor Technology, Inc.	19,133	359,892	0.7%
Avnet, Inc.	5,101	222,710	0.5%
* Insight Enterprises, Inc.	2,571	255,480	0.5%
* Sanmina Corp.	6,164	252,046	0.5%
Other Securities		2,426,837	5.1%

TOTAL INFORMATION TECHNOLOGY		3,516,965	7.3%

MATERIALS — (8.0%)
Ashland Global Holdings, Inc.	2,124	222,956	0.5%
Commercial Metals Co.	9,227	378,307	0.8%
Element Solutions, Inc.	18,665	384,872	0.8%
United States Steel Corp.	7,777	237,121	0.5%
Other Securities		2,642,393	5.4%

TOTAL MATERIALS		3,865,649	8.0%

REAL ESTATE — (0.8%)
* Howard Hughes Corp. (The)	2,115	212,113	0.5%
Other Securities		200,311	0.3%

TOTAL REAL ESTATE		412,424	0.8%

UTILITIES — (0.8%)
Other Securities		406,231	0.8%

TOTAL Common Stocks
(Cost $50,702,887)		48,432,376	99.9%

TOTAL INVESTMENT SECURITIES — (100.0%)
(Cost $50,702,887)		48,432,376

TOTAL INVESTMENTS — 100.0%
(Cost $50,702,887)		$48,432,376	99.9%

18

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,145,652	$—	$—	$1,145,652
Consumer Discretionary	6,362,772	—	—	6,362,772
Consumer Staples	1,968,931	—	—	1,968,931
Energy	5,059,046	—	—	5,059,046
Financials	13,129,979	—	—	13,129,979
Health Care	2,254,809	—	—	2,254,809
Industrials	10,309,918	—	—	10,309,918
Information Technology	3,516,965	—	—	3,516,965
Materials	3,865,649	—	—	3,865,649
Real Estate	412,424	—	—	412,424
Utilities	406,231	—	—	406,231

Total Investments	$48,432,376	$—	$—	$48,432,376

See accompanying Notes to Financial Statements.

19

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.1%)
AUSTRALIA — (7.5%)
	BHP Group, Ltd.	168,717	$5,772,176	0.4%
#	BHP Group, Ltd., Sponsored ADR	106,662	7,144,221	0.5%
	Commonwealth Bank of Australia	115,793	8,548,123	0.6%
	CSL, Ltd.	36,741	7,135,873	0.5%
	National Australia Bank, Ltd.	278,644	6,461,350	0.5%
	Other Securities		75,743,546	5.1%

TOTAL AUSTRALIA			110,805,289	7.6%

AUSTRIA — (0.2%)
	Other Securities		3,400,383	0.2%

BELGIUM — (0.8%)
	Other Securities		11,937,741	0.8%

CANADA — (11.5%)
#	Canadian Natural Resources, Ltd.	78,513	4,857,599	0.3%
	Enbridge, Inc.	109,326	4,770,987	0.3%
#	Royal Bank of Canada	49,125	4,987,261	0.4%
	Royal Bank of Canada	60,650	6,127,470	0.4%
#	Toronto-Dominion Bank (The)	65,677	4,744,507	0.3%
	Other Securities		145,708,661	10.1%

TOTAL CANADA			171,196,485	11.8%

CHINA — (0.0%)
	Other Securities		2,274	0.0%

DENMARK — (2.3%)
	Novo Nordisk A/S, Class B	121,797	14,030,846	1.0%
	Other Securities		19,953,096	1.3%

TOTAL DENMARK			33,983,942	2.3%

FINLAND — (1.3%)
	Other Securities		19,149,611	1.3%

FRANCE — (8.5%)
	Air Liquide SA	30,816	5,375,107	0.4%
	Airbus SE	44,168	4,917,651	0.4%
	BNP Paribas SA	104,779	5,494,235	0.4%
	L’Oreal SA	13,269	4,883,959	0.3%
	LVMH Moet Hennessy Louis Vuitton SE	22,047	14,408,664	1.0%
#	Sanofi	68,073	7,266,118	0.5%
	TotalEnergies SE	194,612	9,695,595	0.7%
#	Vinci SA	48,592	4,759,187	0.3%
	Other Securities		69,542,284	4.7%

TOTAL FRANCE			126,342,800	8.7%

GERMANY — (6.9%)
	Allianz SE, Registered	32,447	7,400,535	0.5%
*	Bayer AG, Registered	75,585	5,015,557	0.4%
	Deutsche Telekom AG	300,296	5,566,141	0.4%
	SAP SE	67,453	6,942,341	0.5%
	Siemens AG, Registered	40,864	5,077,446	0.4%

20

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$73,363,160	4.9%

TOTAL GERMANY		103,365,180	7.1%

HONG KONG — (2.4%)
AIA Group, Ltd.	812,600	8,052,312	0.6%
Other Securities		27,549,507	1.8%

TOTAL HONG KONG		35,601,819	2.4%

IRELAND — (0.5%)
Other Securities		8,144,468	0.6%

ISRAEL — (0.7%)
Other Securities		10,791,169	0.7%

ITALY — (2.2%)
Other Securities		32,730,046	2.3%

JAPAN — (20.8%)
Astellas Pharma, Inc.	360,200	5,499,194	0.4%
ITOCHU Corp.	157,400	4,776,913	0.3%
KDDI Corp.	144,000	4,818,154	0.4%
Mitsubishi UFJ Financial Group, Inc.	1,135,500	6,610,896	0.5%
Recruit Holdings Co., Ltd.	137,700	5,120,705	0.4%
SoftBank Corp.	493,500	5,770,705	0.4%
Sony Group Corp.	103,500	8,963,183	0.6%
Toyota Motor Corp.	831,700	14,350,612	1.0%
Other Securities		252,898,446	17.2%

TOTAL JAPAN		308,808,808	21.2%

NETHERLANDS — (3.5%)
ASML Holding NV	10,682	6,175,413	0.4%
ASML Holding NV, Sponsored NYS	17,735	9,998,461	0.7%
Koninklijke Ahold Delhaize NV	154,645	4,582,690	0.3%
Other Securities		31,177,469	2.2%

TOTAL NETHERLANDS		51,934,033	3.6%

NEW ZEALAND — (0.3%)
Other Securities		4,285,370	0.3%

NORWAY — (0.9%)
Other Securities		13,009,077	0.9%

PORTUGAL — (0.2%)
Other Securities		2,527,845	0.2%

SINGAPORE — (0.9%)
Other Securities		13,109,952	0.9%

SPAIN — (1.9%)
Iberdrola SA	424,712	4,933,041	0.4%
Other Securities		23,921,391	1.6%

TOTAL SPAIN		28,854,432	2.0%

SWEDEN — (3.0%)
Other Securities		44,358,808	3.0%

21

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SWITZERLAND — (8.3%)
Nestle SA, Registered	192,287	$24,960,760	1.7%
Novartis AG, Sponsored ADR	94,962	8,359,505	0.6%
Novartis AG, Registered	54,625	4,868,499	0.3%
Roche Holding AG	52,688	19,671,490	1.4%
Other Securities		65,498,581	4.5%

TOTAL SWITZERLAND		123,358,835	8.5%

UNITED KINGDOM — (12.5%)
AstraZeneca PLC	92,563	12,420,758	0.9%
BP PLC	1,501,441	7,380,907	0.5%
British American Tobacco PLC	140,548	5,914,839	0.4%
Diageo PLC	151,869	7,662,091	0.5%
GlaxoSmithKline PLC	339,582	7,661,379	0.5%
HSBC Holdings PLC	1,245,418	7,838,394	0.6%
Rio Tinto PLC	96,861	6,938,969	0.5%
Shell PLC	579,034	15,797,123	1.1%
Unilever PLC	102,330	4,777,969	0.3%
Other Securities		109,479,485	7.5%

TOTAL UNITED KINGDOM		185,871,914	12.8%

UNITED STATES — (0.0%)
Other Securities		50,857	0.0%

TOTAL COMMON STOCKS		1,443,621,138	99.2%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		—	0.0%

ITALY — (0.0%)
Other Securities		—	0.0%

NEW ZEALAND — (0.0%)
Other Securities		10,454	0.0%

SWITZERLAND — (0.0%)
Other Securities		2,783	0.0%

TOTAL RIGHTS/WARRANTS		13,237	0.0%

TOTAL INVESTMENT SECURITIES — 97.1%
(Cost $1,558,416,385)		1,443,634,375

SECURITIES LENDING COLLATERAL — (2.9%)
@§ The DFA Short Term Investment Fund	3,780,110	43,733,981	3.0%

TOTAL INVESTMENTS — 100.0%
(Cost $1,602,150,366)		1,487,368,356	102.2%

22

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$110,686,172	$119,117	$—	$110,805,289
Austria	3,400,383	—	—	3,400,383
Belgium	11,937,741	—	—	11,937,741
Canada	171,196,485	—	—	171,196,485
China	2,274	—	—	2,274
Denmark	33,983,942	—	—	33,983,942
Finland	19,149,611	—	—	19,149,611
France	126,342,800	—	—	126,342,800
Germany	103,365,180	—	—	103,365,180
Hong Kong	35,582,354	19,465	—	35,601,819
Ireland	8,144,468	—	—	8,144,468
Israel	10,791,169	—	—	10,791,169
Italy	32,730,046	—	—	32,730,046
Japan	308,808,808	—	—	308,808,808
Netherlands	51,934,033	—	—	51,934,033
New Zealand	4,197,753	87,617	—	4,285,370
Norway	13,009,077	—	—	13,009,077
Portugal	2,527,845	—	—	2,527,845
Singapore	13,109,952	—	—	13,109,952
Spain	28,800,747	53,685	—	28,854,432
Sweden	44,358,808	—	—	44,358,808
Switzerland	123,358,835	—	—	123,358,835
United Kingdom	185,828,603	43,311	—	185,871,914
United States	50,857	—	—	50,857
Rights/Warrants
Australia	—	—	—	—
Italy	—	—	—	—
New Zealand	—	10,454	—	10,454
Switzerland	2,783	—	—	2,783
Collateral for Securities on Loan	43,733,981	—	—	43,733,981

Total Investments	$1,487,034,707	$333,649	$—	$1,487,368,356

See accompanying Notes to Financial Statements.

23

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (100.0%)
AUSTRALIA — (7.2%)
BHP Group, Ltd., Sponsored ADR	11,420	$764,912	0.7%
Commonwealth Bank of Australia	4,373	322,826	0.3%
Other Securities		7,158,198	6.1%

TOTAL AUSTRALIA		8,245,936	7.1%

AUSTRIA — (0.5%)
Other Securities		593,070	0.5%

BELGIUM — (1.2%)
Other Securities		1,376,925	1.2%

CANADA — (12.1%)
Bank of Montreal	4,563	483,861	0.4%
Bank of Nova Scotia (The)	5,617	355,668	0.3%
Canadian Natural Resources, Ltd.	5,395	333,789	0.3%
Magna International, Inc.	4,643	279,834	0.3%
National Bank of Canada	3,920	275,187	0.2%
Royal Bank of Canada	8,345	843,095	0.7%
Suncor Energy, Inc.	11,663	419,168	0.4%
Toronto-Dominion Bank (The)	4,940	356,866	0.3%
Other Securities		10,489,746	9.1%

TOTAL CANADA		13,837,214	12.0%

DENMARK — (2.3%)
Novo Nordisk A/S, Sponsored ADR	5,655	644,670	0.6%
Other Securities		1,962,190	1.7%

TOTAL DENMARK		2,606,860	2.3%

FINLAND — (1.6%)
Other Securities		1,863,209	1.6%

FRANCE — (7.7%)
Air Liquide SA	1,844	321,641	0.3%
Cie Generale des Etablissements Michelin SCA	2,346	294,639	0.2%
LVMH Moet Hennessy Louis Vuitton SE	895	584,921	0.5%
TotalEnergies SE	13,755	685,276	0.6%
Vinci SA	3,531	345,832	0.3%
Other Securities		6,654,205	5.8%

TOTAL FRANCE		8,886,514	7.7%

GERMANY — (7.0%)
Allianz SE, Registered	1,225	279,399	0.3%
* Bayer AG, Registered	6,669	442,531	0.4%
Deutsche Telekom AG	26,924	499,050	0.3%
Volkswagen AG, Preference	1,953	306,864	0.3%
Other Securities		6,451,724	5.6%

TOTAL GERMANY		7,979,568	6.9%

HONG KONG — (2.4%)
AIA Group, Ltd.	52,800	523,212	0.5%
Other Securities		2,247,076	1.9%

TOTAL HONG KONG		2,770,288	2.4%

24

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

IRELAND — (0.7%)
Other Securities		$789,933	0.7%

ISRAEL — (1.2%)
Other Securities		1,324,703	1.1%

ITALY — (2.5%)
Other Securities		2,921,236	2.5%

JAPAN — (21.4%)
Hitachi, Ltd.	9,200	431,170	0.4%
ITOCHU Corp.	11,500	349,012	0.3%
KDDI Corp.	9,600	321,210	0.3%
Murata Manufacturing Co., Ltd.	4,700	282,740	0.2%
Olympus Corp.	16,300	290,496	0.2%
Seven & i Holdings Co., Ltd.	7,300	322,178	0.3%
SoftBank Corp.	30,400	355,480	0.3%
Sony Group Corp.	5,000	433,004	0.4%
Takeda Pharmaceutical Co., Ltd.	10,600	308,362	0.3%
Toyota Motor Corp.	39,300	678,104	0.6%
Other Securities		20,779,890	18.0%

TOTAL JAPAN		24,551,646	21.3%

MALAYSIA — (0.0%)
Other Securities		212	0.0%

NETHERLANDS — (3.2%)
ASML Holding NV, Sponsored NYS	1,456	820,849	0.7%
Other Securities		2,834,936	2.5%

TOTAL NETHERLANDS		3,655,785	3.2%

NEW ZEALAND — (0.3%)
Other Securities		346,763	0.3%

NORWAY — (1.0%)
Other Securities		1,140,248	1.0%

PORTUGAL — (0.3%)
Other Securities		329,533	0.3%

SINGAPORE — (1.0%)
Other Securities		1,102,396	1.0%

SPAIN — (2.4%)
Iberdrola SA	28,977	336,569	0.3%
Repsol SA	20,844	314,119	0.3%
Telefonica SA	67,206	328,476	0.3%
Other Securities		1,749,643	1.5%

TOTAL SPAIN		2,728,807	2.4%

SWEDEN — (3.2%)
Other Securities		3,690,283	3.2%

SWITZERLAND — (8.0%)
ABB, Ltd., Registered	11,070	337,580	0.3%
Nestle SA, Registered	9,483	1,230,987	1.1%
Novartis AG, Sponsored ADR	6,316	555,997	0.5%
Roche Holding AG	2,304	860,217	0.7%

25

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

SWITZERLAND — (continued)
Other Securities		$6,145,942	5.3%

TOTAL SWITZERLAND		9,130,723	7.9%

UNITED KINGDOM — (12.8%)
Anglo American PLC	9,016	405,918	0.5%
BP PLC, Sponsored ADR	9,780	280,882	0.3%
British American Tobacco PLC, Sponsored ADR	7,288	304,493	0.3%
Diageo PLC, Sponsored ADR	1,386	275,370	0.2%
GlaxoSmithKline PLC	26,558	599,181	0.5%
Glencore PLC	76,685	478,788	0.4%
HSBC Holdings PLC, Sponsored ADR	13,550	420,185	0.4%
Rio Tinto PLC	10,731	768,752	0.7%
Shell PLC, ADR	16,748	894,846	0.8%
Unilever PLC, Sponsored ADR	10,641	492,253	0.4%
Vodafone Group PLC	254,114	387,759	0.3%
Other Securities		9,378,999	7.9%

TOTAL UNITED KINGDOM		14,687,426	12.7%

UNITED STATES — (0.0%)
Other Securities		2,111	0.0%

TOTAL COMMON STOCKS		114,561,389	99.3%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		1	0.0%

NEW ZEALAND — (0.0%)
Other Securities		5,931	0.0%

SWITZERLAND — (0.0%)
Other Securities		517	0.0%

TOTAL RIGHTS/WARRANTS		6,449	0.0%

TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $121,897,230)		114,567,838

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	1,740	20,126	0.0%

TOTAL INVESTMENTS — 100.0%
(Cost $121,917,356)		114,587,964	99.3%

26

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$8,239,913	$6,023	$—	$8,245,936
Austria	593,070	—	—	593,070
Belgium	1,376,925	—	—	1,376,925
Canada	13,837,214	—	—	13,837,214
Denmark	2,606,860	—	—	2,606,860
Finland	1,863,209	—	—	1,863,209
France	8,886,514	—	—	8,886,514
Germany	7,979,568	—	—	7,979,568
Hong Kong	2,745,718	24,570	—	2,770,288
Ireland	789,933	—	—	789,933
Israel	1,324,703	—	—	1,324,703
Italy	2,921,236	—	—	2,921,236
Japan	24,551,646	—	—	24,551,646
Malaysia	212	—	—	212
Netherlands	3,655,785	—	—	3,655,785
New Zealand	346,763	—	—	346,763
Norway	1,140,248	—	—	1,140,248
Portugal	329,533	—	—	329,533
Singapore	1,102,396	—	—	1,102,396
Spain	2,728,807	—	—	2,728,807
Sweden	3,690,283	—	—	3,690,283
Switzerland	9,130,723	—	—	9,130,723
United Kingdom	14,687,426	—	—	14,687,426
United States	2,111	—	—	2,111
Rights/Warrants
Australia	1	—	—	1
New Zealand	—	5,931	—	5,931
Switzerland	517	—	—	517
Collateral for Securities on Loan	20,126	—	—	20,126

TOTAL	$114,551,440	$36,524	$—	$114,587,964

See accompanying Notes to Financial Statements.

27

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (100.0%)
AUSTRALIA — (8.4%)
Ansell, Ltd.	8,698	$168,872	0.4%
Downer EDI, Ltd.	47,266	186,758	0.4%
Reliance Worldwide Corp., Ltd.	55,065	154,963	0.3%
United Malt Grp, Ltd.	57,621	170,345	0.4%
Other Securities		3,108,692	6.8%

TOTAL AUSTRALIA		3,789,630	8.3%

AUSTRIA — (1.2%)
voestalpine AG	9,418	248,985	0.5%
Other Securities		307,040	0.7%

TOTAL AUSTRIA		556,025	1.2%

BELGIUM — (1.6%)
Euronav NV	14,125	167,099	0.4%
Other Securities		551,733	1.2%

TOTAL BELGIUM		718,832	1.6%

CANADA — (11.9%)
Alamos Gold, Inc.	31,973	248,110	0.5%
Birchcliff Energy, Ltd.	22,507	165,538	0.4%
Canadian Western Bank	8,903	225,771	0.5%
Centerra Gold, Inc.	18,217	169,477	0.4%
Crescent Point Energy Corp.	46,750	323,510	0.7%
* MEG Energy Corp.	10,447	157,761	0.4%
* OceanaGold Corp.	62,824	157,300	0.4%
Other Securities		3,934,937	8.5%

TOTAL CANADA		5,382,404	11.8%

DENMARK — (2.3%)
* Jyske Bank A/S, Registered	3,988	223,739	0.5%
Other Securities		805,815	1.7%

TOTAL DENMARK		1,029,554	2.2%

FINLAND — (2.2%)
TietoEVRY OYJ	6,829	172,470	0.4%
Other Securities		806,327	1.7%

TOTAL FINLAND		978,797	2.1%

FRANCE — (4.9%)
* Elis SA	13,581	197,000	0.4%
Faurecia SE	8,654	192,360	0.4%
SCOR SE	8,583	244,476	0.6%
SES SA	27,478	247,441	0.5%
Other Securities		1,356,588	3.0%

TOTAL FRANCE		2,237,865	4.9%

GERMANY — (6.3%)
Aurubis AG	2,310	265,992	0.6%
* K+S AG, Registered	8,514	289,126	0.6%
LANXESS AG	6,082	237,978	0.5%
ProSiebenSat.1 Media SE	14,691	170,714	0.4%

28

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
* thyssenkrupp AG	30,110	$234,423	0.5%
Other Securities		1,654,000	3.6%

TOTAL GERMANY		2,852,233	6.2%

HONG KONG — (2.3%)
Kerry Properties, Ltd.	61,000	165,597	0.3%
Other Securities		864,744	2.0%

TOTAL HONG KONG		1,030,341	2.3%

IRELAND — (0.4%)
Other Securities		169,593	0.4%

ISRAEL — (2.1%)
Other Securities		964,346	2.1%

ITALY — (3.7%)
A2A SpA	110,713	190,613	0.4%
Banco BPM SpA	97,574	311,587	0.7%
Other Securities		1,182,436	2.6%

TOTAL ITALY		1,684,636	3.7%

JAPAN — (22.4%)
Other Securities		10,157,176	22.2%

NETHERLANDS — (2.2%)
ASR Nederland NV	6,093	278,582	0.6%
Other Securities		714,580	1.6%

TOTAL NETHERLANDS		993,162	2.2%

NEW ZEALAND — (0.4%)
Other Securities		187,296	0.4%

NORWAY — (1.4%)
Other Securities		615,349	1.3%

PORTUGAL — (0.3%)
Other Securities		120,262	0.3%

SINGAPORE — (0.7%)
Other Securities		318,690	0.7%

SPAIN — (2.4%)
Banco de Sabadell SA	401,027	314,760	0.7%
Bankinter SA	42,676	253,559	0.5%
Other Securities		537,739	1.2%

TOTAL SPAIN		1,106,058	2.4%

SWEDEN — (3.3%)
* Betsson AB, Class B	26,078	161,900	0.4%
Other Securities		1,353,791	2.9%

TOTAL SWEDEN		1,515,691	3.3%

SWITZERLAND — (6.7%)
Adecco Group AG	5,175	203,396	0.5%
Allreal Holding AG, Registered	1,546	293,703	0.6%

29

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
* ams-OSRAM AG	21,557	$269,615	0.6%
Cembra Money Bank AG	2,992	218,701	0.5%
Helvetia Holding AG, Registered	3,144	408,122	0.9%
Mobimo Holding AG, Registered	772	222,299	0.5%
Other Securities		1,431,278	3.1%

TOTAL SWITZERLAND		3,047,114	6.7%

UNITED KINGDOM — (12.9%)
Balfour Beatty PLC	58,773	179,160	0.4%
Close Brothers Group PLC	13,806	192,400	0.4%
Grainger PLC	63,453	236,286	0.5%
* John Wood Group PLC	63,570	178,299	0.4%
* Mediclinic International PLC	37,245	173,670	0.4%
* National Express Group PLC	50,583	158,004	0.3%
Pets at Home Group PLC	45,942	179,269	0.4%
QinetiQ Group PLC	54,249	232,934	0.5%
Redrow PLC	26,559	176,060	0.4%
Serco Group PLC	115,518	220,594	0.5%
Travis Perkins PLC	19,305	297,755	0.6%
Virgin Money UK PLC	119,184	261,636	0.6%
Vistry Group PLC	20,202	212,166	0.5%
Other Securities		3,129,904	6.8%

TOTAL UNITED KINGDOM		5,828,137	12.7%

TOTAL COMMON STOCKS		45,283,191	99.0%

RIGHTS/WARRANTS — (0.0%)
NEW ZEALAND — (0.0%)
Other Securities		1,240	0.0%

SWITZERLAND — (0.0%)
Other Securities		2,337	0.0%

TOTAL RIGHTS/WARRANTS		3,577	0.0%

TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $47,434,656)		45,286,768

TOTAL INVESTMENTS — 100.0%
(Cost $47,434,656)		45,286,768	99.0%

As of April 30, 2022, Dimensional International Small Cap Value ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	1	06/20/22	$207,565	$206,375	$(1,190)

Total Futures Contracts			$207,565	$206,375	$(1,190)

30

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,788,044	$1,586	$—	$3,789,630
Austria	556,025	—	—	556,025
Belgium	718,832	—	—	718,832
Canada	5,382,404	—	—	5,382,404
Denmark	1,029,554	—	—	1,029,554
Finland	978,797	—	—	978,797
France	2,237,865	—	—	2,237,865
Germany	2,852,233	—	—	2,852,233
Hong Kong	1,030,341	—	—	1,030,341
Ireland	169,593	—	—	169,593
Israel	964,346	—	—	964,346
Italy	1,684,636	—	—	1,684,636
Japan	10,157,176	—	—	10,157,176
Netherlands	993,162	—	—	993,162
New Zealand	187,296	—	—	187,296
Norway	615,349	—	—	615,349
Portugal	120,262	—	—	120,262
Singapore	318,690	—	—	318,690
Spain	1,106,058	—	—	1,106,058
Sweden	1,515,691	—	—	1,515,691
Switzerland	3,047,114	—	—	3,047,114
United Kingdom	5,828,137	—	—	5,828,137
Rights/Warrants
New Zealand	—	1,240	—	1,240
Switzerland	2,337	—	—	2,337
Future	(1,190)	—	—	(1,190)

TOTAL	$45,282,752	$2,826	$—	$45,285,578

See accompanying Notes to Financial Statements.

31

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (100.0%)
AUSTRALIA — (8.0%)
Other Securities		$2,407,563	7.9%

AUSTRIA — (1.2%)
Other Securities		371,528	1.2%

BELGIUM — (1.6%)
Ackermans & van Haaren NV	377	67,771	0.2%
Other Securities		399,909	1.3%

TOTAL BELGIUM		467,680	1.5%

CANADA — (12.0%)
* Aritzia, Inc.	1,546	55,342	0.2%
Canadian Western Bank	2,131	54,040	0.2%
Capital Power Corp.	2,014	66,532	0.2%
Crescent Point Energy Corp.	9,939	68,778	0.2%
Methanex Corp.	1,086	54,474	0.2%
Parkland Corp.	2,684	76,632	0.3%
Premium Brands Holdings Corp.	694	56,951	0.2%
SNC-Lavalin Group, Inc.	3,037	67,890	0.2%
Tricon Residential, Inc.	4,477	65,121	0.2%
Vermilion Energy, Inc.	2,803	54,603	0.2%
Other Securities		3,019,294	9.9%

TOTAL CANADA		3,639,657	12.0%

DENMARK — (2.2%)
Royal Unibrew A/S	691	60,189	0.2%
Other Securities		602,292	2.0%

TOTAL DENMARK		662,481	2.2%

FINLAND — (2.2%)
Huhtamaki OYJ	1,427	54,391	0.2%
Valmet OYJ	2,080	56,306	0.2%
Other Securities		564,647	1.8%

TOTAL FINLAND		675,344	2.2%

FRANCE — (5.1%)
SCOR SE	2,484	70,754	0.2%
SES SA	6,000	54,030	0.2%
* Ubisoft Entertainment SA	1,554	70,740	0.2%
Valeo	3,609	66,647	0.2%
Other Securities		1,292,109	4.3%

TOTAL FRANCE		1,554,280	5.1%

GERMANY — (6.3%)
Aurubis AG	519	59,762	0.2%
Freenet AG	2,131	59,148	0.2%
HUGO BOSS AG	993	56,422	0.2%
* K+S AG, Registered	3,180	107,989	0.3%
Scout24 SE	1,327	84,835	0.3%
Other Securities		1,524,806	5.0%

TOTAL GERMANY		1,892,962	6.2%

32

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

HONG KONG — (2.4%)
Other Securities		$720,706	2.4%

IRELAND — (0.4%)
Other Securities		103,432	0.3%

ISRAEL — (2.2%)
Other Securities		674,917	2.2%

ITALY — (3.7%)
Banco BPM SpA	22,991	73,418	0.2%
* Leonardo SpA	6,484	67,199	0.2%
Other Securities		976,611	3.3%

TOTAL ITALY		1,117,228	3.7%

JAPAN — (22.0%)
NET One Systems Co., Ltd.	2,300	55,210	0.2%
Pigeon Corp.	3,400	58,180	0.2%
Other Securities		6,533,304	21.5%

TOTAL JAPAN		6,646,694	21.9%

MALAYSIA — (0.0%)
Other Securities		683	0.0%

NETHERLANDS — (2.1%)
Aalberts NV	1,456	71,624	0.2%
ASR Nederland NV	2,019	92,312	0.3%
Signify NV	1,882	80,608	0.3%
Other Securities		389,791	1.3%

TOTAL NETHERLANDS		634,335	2.1%

NEW ZEALAND — (0.4%)
Other Securities		123,917	0.4%

NORWAY — (1.3%)
Other Securities		387,917	1.3%

PORTUGAL — (0.3%)
Other Securities		96,853	0.3%

SINGAPORE — (0.9%)
Other Securities		268,297	0.9%

SPAIN — (2.4%)
Banco de Sabadell SA	81,439	63,920	0.2%
Bankinter SA	9,643	57,294	0.2%
Enagas SA	3,512	76,212	0.3%
Other Securities		523,161	1.7%

TOTAL SPAIN		720,587	2.4%

SWEDEN — (3.4%)
Other Securities		1,026,368	3.4%

SWITZERLAND — (6.9%)
Belimo Holding AG, Cass R	130	65,023	0.2%
Clariant AG, Registered	3,193	55,199	0.2%

33

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SWITZERLAND — (Continued)
Galenica AG	787	$58,377	0.2%
Georg Fischer AG, Registered	1,300	71,653	0.2%
Helvetia Holding AG, Registered	664	86,194	0.3%
PSP Swiss Property AG, Registered	675	85,674	0.3%
Temenos AG, Registered	997	101,996	0.3%
Valiant Holding AG	532	53,603	0.2%
Other Securities		1,512,267	5.0%

TOTAL SWITZERLAND		2,089,986	6.9%

UNITED KINGDOM — (13.0%)
Beazley PLC	10,296	55,791	0.2%
Drax Group PLC	6,734	68,312	0.2%
HomeServe PLC	5,109	63,053	0.2%
Inchcape PLC	6,422	57,608	0.2%
Man Group PLC	22,945	67,697	0.2%
Pennon Group PLC	4,485	62,615	0.2%
Rotork PLC	14,547	53,476	0.2%
Spectris PLC	1,872	69,333	0.2%
Travis Perkins PLC	3,614	55,741	0.2%
Other Securities		3,380,752	11.1%

TOTAL UNITED KINGDOM		3,934,378	12.9%

UNITED STATES — (0.0%)
Other Securities		2,122	0.0%

TOTAL COMMON STOCKS		30,219,915	99.4%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		8	0.0%

NEW ZEALAND — (0.0%)
Other Securities		2,199	0.0%

SWITZERLAND — (0.0%)
Other Securities		436	0.0%

TOTAL RIGHTS/WARRANTS		2,643	0.0%

TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $32,184,728)		30,222,558

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	826	9,554	0.0%

TOTAL INVESTMENTS — 100.0%
(Cost $32,194,282)		30,232,112	99.4%

34

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,381,415	$26,148	$—	$2,407,563
Austria	371,528	—	—	371,528
Belgium	467,680	—	—	467,680
Canada	3,639,657	—	—	3,639,657
Denmark	662,481	—	—	662,481
Finland	675,344	—	—	675,344
France	1,554,280	—	—	1,554,280
Germany	1,892,962	—	—	1,892,962
Hong Kong	699,207	21,499	—	720,706
Ireland	103,432	—	—	103,432
Israel	674,917	—	—	674,917
Italy	1,117,228	—	—	1,117,228
Japan	6,646,694	—	—	6,646,694
Malaysia	683	—	—	683
Netherlands	634,335	—	—	634,335
New Zealand	123,917	—	—	123,917
Norway	387,917	—	—	387,917
Portugal	96,853	—	—	96,853
Singapore	268,297	—	—	268,297
Spain	720,587	—	—	720,587
Sweden	1,026,368	—	—	1,026,368
Switzerland	2,089,986	—	—	2,089,986
United Kingdom	3,934,378	—	—	3,934,378
United States	2,122	—	—	2,122
Rights/Warrants
Australia	8	—	—	8
New Zealand	—	2,199	—	2,199
Switzerland	436	—	—	436
Collateral for Securities on Loan	9,554	—	—	9,554

TOTAL	$30,182,266	$49,846	$—	$30,232,112

See accompanying Notes to Financial Statements.

35

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡

COMMON STOCKS — (99.7%)
AUSTRALIA — (7.3%)
BHP Group, Ltd., Sponsored ADR	55,029	$3,685,842	2.7%
Rio Tinto, Ltd.	8,982	720,202	0.5%
Other Securities		5,559,052	4.1%

TOTAL AUSTRALIA		9,965,096	7.3%

AUSTRIA — (0.2%)
Other Securities		232,235	0.2%

BELGIUM — (0.7%)
Other Securities		1,021,423	0.7%

CANADA — (11.1%)
Canadian National Railway Co.	8,963	1,054,228	0.8%
Canadian Natural Resources, Ltd.	20,218	1,250,888	0.9%
Magna International, Inc.	11,362	684,788	0.5%
National Bank of Canada	11,327	795,164	0.6%
Nutrien, Ltd.	7,348	721,941	0.5%
Suncor Energy, Inc.	28,675	1,030,579	0.8%
Other Securities		9,702,564	7.0%

TOTAL CANADA		15,240,152	11.1%

DENMARK — (2.4%)
Novo Nordisk A/S, Class B	21,838	2,515,707	1.8%
Other Securities		767,449	0.6%

TOTAL DENMARK		3,283,156	2.4%

FINLAND — (1.1%)
Other Securities		1,476,565	1.1%

FRANCE — (9.7%)
Airbus SE	9,478	1,055,277	0.8%
Hermes International	563	704,708	0.5%
Kering SA	1,826	988,407	0.7%
L’Oreal SA	2,829	1,041,278	0.8%
LVMH Moet Hennessy Louis Vuitton SE	5,859	3,829,109	2.8%
Teleperformance	2,653	959,145	0.7%
Other Securities		4,678,957	3.4%

TOTAL FRANCE		13,256,881	9.7%

GERMANY — (7.1%)
* Bayer AG, Registered	18,910	1,254,802	0.9%
Deutsche Post AG, Registered	18,289	789,512	0.6%
Deutsche Telekom AG	68,334	1,266,606	0.9%
E.ON SE	82,357	862,745	0.6%
Volkswagen AG, Preference	4,375	687,420	0.5%
Other Securities		4,939,554	3.6%

TOTAL GERMANY		9,800,639	7.1%

HONG KONG — (2.3%)
AIA Group, Ltd.	84,200	834,365	0.6%
Hong Kong Exchanges & Clearing, Ltd.	23,300	1,003,134	0.7%
Other Securities		1,387,671	1.0%

TOTAL HONG KONG		3,225,170	2.3%

36

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
IRELAND — (0.6%)
Other Securities		$815,454	0.6%

ISRAEL — (0.6%)
Other Securities		807,542	0.6%

ITALY — (1.9%)
Eni SpA	51,429	726,476	0.5%
Stellantis NV	51,163	684,049	0.5%
Other Securities		1,267,166	0.9%

TOTAL ITALY		2,677,691	1.9%

JAPAN — (20.2%)
ENEOS Holdings, Inc.	200,800	707,047	0.5%
Hitachi, Ltd.	23,300	1,091,985	0.8%
KDDI Corp.	37,300	1,248,036	0.9%
Murata Manufacturing Co., Ltd.	11,600	697,827	0.5%
Recruit Holdings Co., Ltd.	23,400	870,185	0.6%
SoftBank Corp.	84,000	982,248	0.7%
Sony Group Corp.	23,400	2,026,459	1.5%
TDK Corp.	23,000	721,635	0.5%
Other Securities		19,451,410	14.2%

TOTAL JAPAN		27,796,832	20.2%

NETHERLANDS — (3.7%)
ASML Holding NV, Sponsored NYS	8,217	4,632,498	3.4%
Other Securities		380,856	0.3%

TOTAL NETHERLANDS		5,013,354	3.7%

NEW ZEALAND — (0.3%)
Other Securities		347,950	0.3%

NORWAY — (1.0%)
Equinor ASA	23,122	796,788	0.6%
Other Securities		530,016	0.4%

TOTAL NORWAY		1,326,804	1.0%

PORTUGAL — (0.1%)
Other Securities		165,242	0.1%

SINGAPORE — (1.1%)
DBS Group Holdings, Ltd.	35,000	859,729	0.6%
Other Securities		608,221	0.5%

TOTAL SINGAPORE		1,467,950	1.1%

SPAIN — (2.1%)
Repsol SA	55,041	829,467	0.6%
Telefonica SA	150,536	735,759	0.5%
Other Securities		1,346,458	1.0%

TOTAL SPAIN		2,911,684	2.1%

SWEDEN — (2.8%)
Other Securities		3,903,325	2.8%

SWITZERLAND — (9.3%)
ABB, Ltd., Registered	34,109	1,040,155	0.8%
Geberit AG, Registered	1,443	832,514	0.6%
Givaudan SA, Registered	335	1,344,279	1.0%

37

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SWITZERLAND — (Continued)
Roche Holding AG	12,319	$4,599,398	3.3%
Sika AG, Registered	2,572	797,581	0.6%
Sonova Holding AG	2,215	810,558	0.6%
Other Securities		3,301,001	2.4%

TOTAL SWITZERLAND		12,725,486	9.3%

UNITED KINGDOM — (14.0%)
Anglo American PLC	26,559	1,195,739	0.9%
Diageo PLC, Sponsored ADR	7,793	1,548,313	1.1%
GlaxoSmithKline PLC	115,830	2,613,264	1.9%
Imperial Brands PLC	48,204	1,008,259	0.7%
RELX PLC, Sponsored ADR	33,120	975,384	0.7%
Rio Tinto PLC	28,548	2,045,134	1.5%
Unilever PLC, Sponsored ADR	53,207	2,461,356	1.8%
Other Securities		7,412,666	5.4%

TOTAL UNITED KINGDOM		19,260,115	14.0%

TOTAL COMMON STOCKS
(Cost $141,269,246)		136,720,746	99.6%

TOTAL INVESTMENT SECURITIES — 99.7%
(Cost $141,269,246)		136,720,746

SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	34,401	398,004	0.3%

TOTAL INVESTMENTS — 100.0%
(Cost $141,667,250)		137,118,750	99.9%

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$9,965,096	$—	$—	$9,965,096
Austria	232,235	—	—	232,235
Belgium	1,021,423	—	—	1,021,423
Canada	15,240,152	—	—	15,240,152
Denmark	3,283,156	—	—	3,283,156
Finland	1,476,565	—	—	1,476,565
France	13,256,881	—	—	13,256,881
Germany	9,800,639	—	—	9,800,639
Hong Kong	3,225,170	—	—	3,225,170
Ireland	815,454	—	—	815,454
Israel	807,542	—	—	807,542
Italy	2,677,691	—	—	2,677,691
Japan	27,796,832	—	—	27,796,832
Netherlands	5,013,354	—	—	5,013,354
New Zealand	347,950	—	—	347,950
Norway	1,326,804	—	—	1,326,804
Portugal	165,242	—	—	165,242
Singapore	1,467,950	—	—	1,467,950
Spain	2,911,684	—	—	2,911,684
Sweden	3,903,325	—	—	3,903,325
Switzerland	12,725,486	—	—	12,725,486
United Kingdom	19,260,115	—	—	19,260,115
Collateral for Securities on Loan	398,004	—	—	398,004

TOTAL	$137,118,750	$—	$—	$137,118,750

See accompanying Notes to Financial Statements.

38

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.3%)
BRAZIL — (5.3%)
	Petroleo Brasileiro SA, Preference	726,100	$4,439,705	0.5%
	Vale SA, Sponsored ADR	306,900	5,183,541	0.6%
	Other Securities		38,603,741	4.2%

TOTAL BRAZIL			48,226,987	5.3%

CHILE — (0.4%)
	Other Securities		3,874,193	0.4%

CHINA — (27.4%)
*	Alibaba Group Holding, Ltd., Sponsored ADR	47,990	4,659,349	0.5%
*	Alibaba Group Holding, Ltd.	1,220,500	15,882,063	1.7%
*	Baidu, Inc., Class A	211,050	3,512,950	0.4%
	Bank of China, Ltd., Class H	8,175,000	3,229,928	0.4%
	China Construction Bank Corp., Class H	14,648,000	10,435,987	1.2%
	China Merchants Bank Co., Ltd., Class H	509,500	3,110,449	0.3%
	Industrial & Commercial Bank of China, Ltd., Class H	6,089,000	3,678,474	0.4%
*	JD.com, Inc., Class A	147,330	4,987,267	0.6%
	Longfor Group Holdings, Ltd.	590,000	2,932,649	0.3%
*	Meituan, Class B	372,100	8,157,020	0.9%
	NetEase, Inc.	230,300	4,520,204	0.5%
	Ping An Insurance Group Co. of China, Ltd., Class H	895,000	5,863,130	0.7%
	Tencent Holdings, Ltd.	500,200	24,059,632	2.6%
#*	Xiaomi Corp., Class B	1,907,400	2,965,821	0.3%
	Other Securities		152,227,840	16.6%

TOTAL CHINA			250,222,763	27.4%

COLOMBIA — (0.2%)
	Other Securities		1,691,663	0.2%

CZECHIA — (0.1%)
	Other Securities		1,027,065	0.1%

EGYPT — (0.0%)
	Other Securities		332,612	0.0%

GREECE — (0.3%)
	Other Securities		2,613,998	0.3%

HUNGARY — (0.1%)
	Other Securities		1,126,791	0.1%

INDIA — (15.6%)
*	Axis Bank, Ltd.	389,657	3,713,956	0.4%
	HCL Technologies, Ltd.	242,155	3,418,855	0.4%
	HDFC Bank, Ltd.	180,902	3,276,671	0.4%
	ICICI Bank, Ltd., Sponsored ADR	268,604	5,114,220	0.6%
	Infosys, Ltd.	339,956	6,971,227	0.8%
	ITC, Ltd.	891,810	3,028,018	0.3%
	Reliance Industries, Ltd., GDR	52,792	3,832,699	0.4%
	Reliance Industries, Ltd.	200,741	7,327,306	0.8%
	Tata Consultancy Services, Ltd.	112,852	5,235,990	0.6%
	Other Securities		100,610,266	10.9%

TOTAL INDIA			142,529,208	15.6%

39

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDONESIA — (2.1%)
Bank Central Asia TBK PT	5,246,300	$2,940,345	0.3%
Other Securities		15,891,342	1.8%

TOTAL INDONESIA		18,831,687	2.1%

KOREA, REPUBLIC OF — (13.0%)
KB Financial Group, Inc.	81,013	3,773,297	0.4%
POSCO Holdings, Inc.	13,848	3,186,363	0.4%
Samsung Electronics Co., Ltd., GDR	2,641	3,495,363	0.4%
Samsung Electronics Co., Ltd.	485,583	26,057,559	2.9%
SK Hynix, Inc.	74,112	6,638,217	0.7%
Other Securities		75,387,484	8.2%

TOTAL KOREA, REPUBLIC OF		118,538,283	13.0%

MALAYSIA — (1.6%)
Other Securities		14,959,520	1.6%

MEXICO — (2.0%)
Other Securities		18,653,504	2.0%

PERU — (0.1%)
Other Securities		892,219	0.1%

PHILIPPINES — (0.7%)
Other Securities		6,583,506	0.7%

POLAND — (0.7%)
Other Securities		6,432,944	0.7%

QATAR — (0.9%)
Qatar National Bank QPSC	518,967	3,313,238	0.4%
Other Securities		4,906,047	0.5%

TOTAL QATAR		8,219,285	0.9%

RUSSIAN FEDERATION — (0.0%)
Other Securities		—	0.0%

SAUDI ARABIA — (3.9%)
Al Rajhi Bank	103,860	4,890,070	0.5%
Alinma Bank	354,228	3,914,565	0.4%
Bank Al-Jazira	393,862	3,323,486	0.4%
Saudi National Bank (The)	212,193	4,469,246	0.5%
Other Securities		18,604,085	2.0%

TOTAL SAUDI ARABIA		35,201,452	3.8%

SOUTH AFRICA — (3.8%)
MTN Group, Ltd.	337,367	3,598,226	0.4%
* Sasol, Ltd.	116,874	2,902,443	0.3%
Other Securities		27,991,730	3.1%

TOTAL SOUTH AFRICA		34,492,399	3.8%

TAIWAN — (17.2%)
Cathay Financial Holding Co., Ltd.	1,952,000	4,139,031	0.5%
China Development Financial Holding Corp.	5,739,832	3,495,445	0.4%
China Steel Corp.	3,033,000	3,714,655	0.4%
E Ink Holdings, Inc.	640,000	3,778,053	0.4%
E.Sun Financial Holding Co., Ltd.	2,867,522	3,293,095	0.4%
Fubon Financial Holding Co., Ltd.	1,475,999	3,725,614	0.4%

40

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TAIWAN — (Continued)
Hon Hai Precision Industry Co., Ltd.	1,004,000	$3,474,343	0.4%
Mega Financial Holding Co., Ltd.	3,011,000	4,249,550	0.5%
Nan Ya Plastics Corp.	1,039,000	3,056,142	0.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,455,000	44,809,757	4.9%
* Yang Ming Marine Transport Corp.	707,000	3,022,239	0.3%
Other Securities		76,705,881	8.3%

TOTAL TAIWAN		157,463,805	17.2%

THAILAND — (2.3%)
Other Securities		21,324,565	2.3%

TURKEY — (0.5%)
Other Securities		4,488,905	0.5%

UNITED ARAB EMIRATES — (1.1%)
Emirates Telecommunications Group Co. PJSC	339,108	3,231,315	0.4%
Other Securities		6,413,325	0.7%

TOTAL UNITED ARAB EMIRATES		9,644,640	1.1%

TOTAL COMMON STOCKS		907,371,994	99.2%

PREFERRED STOCK — (0.0%)
PHILIPPINES — (0.0%)
Other Securities		6,304	0.0%

TOTAL PREFERRED STOCK		6,304	0.0%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		—	0.0%

CHILE — (0.0%)
Other Securities		—	0.0%

CHINA — (0.0%)
Other Securities		—	0.0%

KOREA, REPUBLIC OF — (0.0%)
Other Securities		—	0.0%

MALAYSIA — (0.0%)
Other Securities		10	0.0%

PHILIPPINES — (0.0%)
Other Securities		70	0.0%

THAILAND — (0.0%)
Other Securities		1,201	0.0%

TURKEY — (0.0%)
Other Securities		16	0.0%

TOTAL RIGHTS/WARRANTS		1,297	0.0%

TOTAL INVESTMENT SECURITIES — 99.3%
(Cost $981,328,822)		907,379,595

SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	585,323	$6,771,899	0.7%

TOTAL INVESTMENTS — 100.0%
(Cost $988,100,721)		$914,151,494	99.9%

41

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$48,226,987	$—	$—	$48,226,987
Chile	3,874,193	—	—	3,874,193
China	250,019,914	162,621	40,228	250,222,763
Colombia	1,691,663	—	—	1,691,663
Czechia	1,027,065	—	—	1,027,065
Egypt	332,612	—	—	332,612
Greece	2,613,998	—	—	2,613,998
Hungary	1,126,791	—	—	1,126,791
India	142,486,542	42,666	—	142,529,208
Indonesia	18,831,525	99	63	18,831,687
Korea, Republic of	118,352,402	185,850	31	118,538,283
Malaysia	14,958,652	868	—	14,959,520
Mexico	18,653,504	—	—	18,653,504
Peru	892,219	—	—	892,219
Philippines	6,583,506	—	—	6,583,506
Poland	6,432,944	—	—	6,432,944
Qatar	8,219,285	—	—	8,219,285
Russian Federation	—	—	—	—
Saudi Arabia	35,201,452	—	—	35,201,452
South Africa	34,492,399	—	—	34,492,399
Taiwan	157,459,168	4,637	—	157,463,805
Thailand	21,324,565	—	—	21,324,565
Turkey	4,488,905	—	—	4,488,905
United Arab Emirates	9,644,640	—	—	9,644,640
Preferred Stock
Philippines	6,304	—	—	6,304
Rights/Warrants
Brazil	—	—	—	—
Chile	—	—	—	—
China	—	—	—	—
Korea, Republic Of	—	—	—	—
Malaysia	10	—	—	10
Philippines	—	70	—	70
Thailand	—	1,201	—	1,201
Turkey	16	—	—	16
Collateral for Securities on Loan	6,771,899	—	—	6,771,899

TOTAL	$913,713,160	$398,012	$40,322	$914,151,494

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

42

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (100.0%)
BRAZIL — (5.2%)
Petroleo Brasileiro SA	4,000	$27,010	0.6%
Petroleo Brasileiro SA, Preference	5,100	31,184	0.6%
Vale SA, Sponsored ADR	7,500	126,675	2.5%
Other Securities		78,957	1.5%

TOTAL BRAZIL		263,826	5.2%

CHILE — (0.5%)
Other Securities		27,681	0.5%

CHINA — (27.5%)
Anhui Conch Cement Co., Ltd., Class H	7,000	38,274	0.8%
ANTA Sports Products, Ltd.	3,400	39,802	0.8%
China Resources Land, Ltd.	16,000	71,984	1.4%
Country Garden Holdings Co., Ltd.	39,000	27,189	0.5%
CSPC Pharmaceutical Group, Ltd.	28,000	28,906	0.6%
Haier Smart Home Co., Ltd., Class H	8,600	31,129	0.6%
Kweichow Moutai Co., Ltd., Class A	200	55,058	1.1%
Lenovo Group, Ltd.	32,000	31,322	0.6%
Li Ning Co., Ltd.	8,000	63,776	1.2%
Ping An Insurance Group Co. of China, Ltd., Class H	14,000	91,714	1.8%
Shenzhou International Group Holdings, Ltd.	2,000	27,759	0.5%
Sunny Optical Technology Group Co., Ltd.	2,300	34,150	0.7%
Tencent Holdings, Ltd.	5,900	283,790	5.6%
Yum China Holdings, Inc.	900	38,220	0.7%
Zijin Mining Group Co., Ltd., Class H	18,000	26,841	0.5%
Other Securities		504,678	9.9%

TOTAL CHINA		1,394,592	27.3%

COLOMBIA — (0.2%)
Other Securities		8,825	0.2%

CZECHIA — (0.2%)
Other Securities		8,591	0.2%

GREECE — (0.3%)
Other Securities		16,934	0.3%

HUNGARY — (0.2%)
Other Securities		10,091	0.2%

INDIA — (15.3%)
* Bharti Airtel, Ltd.	4,636	44,818	0.9%
HCL Technologies, Ltd.	1,896	26,768	0.5%
Hindalco Industries, Ltd.	5,504	34,752	0.7%
Infosys, Ltd.	5,732	117,542	2.3%
JSW Steel, Ltd.	3,292	31,315	0.6%
Tata Consultancy Services, Ltd.	1,440	66,812	1.3%
* Tata Motors, Ltd., Sponsored ADR	1,292	36,447	0.7%
Tech Mahindra, Ltd.	2,212	36,431	0.7%
Other Securities		378,650	7.4%

TOTAL INDIA		773,535	15.1%

INDONESIA — (2.0%)
Other Securities		103,061	2.0%

43

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
KOREA, REPUBLIC OF — (12.7%)
HMM Co., Ltd.	1,212	$27,405	0.5%
LG Chem, Ltd.	68	28,099	0.6%
LG Electronics, Inc.	476	44,151	0.9%
Samsung Electronics Co., Ltd.	4,760	255,433	5.0%
SK Hynix, Inc.	1,220	109,276	2.1%
Other Securities		179,996	3.5%

TOTAL KOREA, REPUBLIC OF		644,360	12.6%

MALAYSIA — (1.7%)
Other Securities		87,095	1.7%

MEXICO — (2.2%)
America Movil SAB de CV, Sponsored ADR	3,540	68,782	1.4%
Other Securities		41,692	0.8%

TOTAL MEXICO		110,474	2.2%

PHILIPPINES — (0.8%)
Other Securities		38,316	0.8%

POLAND — (0.8%)
Other Securities		38,955	0.8%

QATAR — (1.1%)
Qatar National Bank QPSC	5,544	35,395	0.7%
Other Securities		18,485	0.4%

TOTAL QATAR		53,880	1.1%

SAUDI ARABIA — (4.5%)
Al Rajhi Bank	616	29,003	0.6%
SABIC Agri-Nutrients Co.	672	29,132	0.6%
* Saudi Arabian Mining Co.	740	27,226	0.5%
Saudi Telecom Co.	1,112	34,391	0.7%
Other Securities		106,827	2.0%

TOTAL SAUDI ARABIA		226,579	4.4%

SOUTH AFRICA — (3.4%)
Impala Platinum Holdings, Ltd.	2,864	37,341	0.7%
MTN Group, Ltd.	2,528	26,963	0.5%
Sibanye Stillwater, Ltd., ADR	2,044	28,085	0.6%
Other Securities		80,484	1.6%

TOTAL SOUTH AFRICA		172,873	3.4%

TAIWAN — (17.3%)
ASE Technology Holding Co., Ltd.	16,000	51,894	1.0%
AU Optronics Corp.	50,000	29,092	0.6%
Evergreen Marine Corp. Taiwan, Ltd.	14,000	68,871	1.3%
Novatek Microelectronics Corp.	4,000	54,079	1.1%
Realtek Semiconductor Corp.	3,000	41,475	0.8%
Taiwan Mobile Co., Ltd.	9,000	33,129	0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	13,000	237,282	4.6%
Yageo Corp.	2,000	27,447	0.5%
* Yang Ming Marine Transport Corp.	8,000	34,198	0.7%
Other Securities		297,124	5.9%

TOTAL TAIWAN		874,591	17.1%

44

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
THAILAND — (2.0%)
Other Securities		$102,063	2.0%

TURKEY — (0.5%)
Other Securities		27,295	0.5%

UNITED ARAB EMIRATES — (1.6%)
Emirates Telecommunications Group Co. PJSC	7,128	67,922	1.3%
Other Securities		12,220	0.3%

TOTAL UNITED ARAB EMIRATES		80,142	1.6%

TOTAL COMMON STOCKS
(Cost $4,974,398)		5,063,759	99.2%

TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $4,974,398)		5,063,759

TOTAL INVESTMENTS — 100.0%
(Cost $4,974,398)		5,063,759	99.2%

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$263,826	$—	$—	$263,826
Chile	27,681	—	—	27,681
China	1,394,592	—	—	1,394,592
Colombia	8,825	—	—	8,825
Czechia	8,591	—	—	8,591
Greece	16,934	—	—	16,934
Hungary	10,091	—	—	10,091
India	773,535	—	—	773,535
Indonesia	103,061	—	—	103,061
Korea, Republic of	644,360	—	—	644,360
Malaysia	87,095	—	—	87,095
Mexico	110,474	—	—	110,474
Philippines	38,316	—	—	38,316
Poland	38,955	—	—	38,955
Qatar	53,880	—	—	53,880
Saudi Arabia	226,579	—	—	226,579
South Africa	172,873	—	—	172,873
Taiwan	874,591	—	—	874,591
Thailand	102,063	—	—	102,063
Turkey	27,295	—	—	27,295
United Arab Emirates	80,142	—	—	80,142

Total	$5,063,759	$—	$—	$5,063,759

See accompanying Notes to Financial Statements.

45

DIMENSIONAL EMERGING MARKETS VALUE ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (100.0%)
BRAZIL — (5.1%)
	Banco Bradesco SA, Preference	75,000	$272,303	0.6%
	Petroleo Brasileiro SA	90,300	609,755	1.3%
	Petroleo Brasileiro SA, Preference	115,600	706,831	1.6%
	Other Securities		667,736	1.4%

TOTAL BRAZIL			2,256,625	4.9%

CHILE — (0.3%)
	Other Securities		150,683	0.3%

CHINA — (28.0%)
	Anhui Conch Cement Co., Ltd., Class H	34,500	188,634	0.4%
*	Baidu, Inc., Class A	24,300	404,476	0.9%
	Bank of China, Ltd., Class H	1,155,000	456,338	1.0%
	China Construction Bank Corp., Class H	2,060,000	1,467,650	3.2%
	China Overseas Land & Investment, Ltd.	81,000	252,410	0.6%
	China Petroleum & Chemical Corp., Class H	540,000	267,724	0.6%
	China Resources Land, Ltd.	72,000	323,930	0.7%
	China Shenhua Energy Co., Ltd., Class H	63,000	203,144	0.5%
	Geely Automobile Holdings, Ltd.	126,000	199,772	0.4%
	Industrial & Commercial Bank of China, Ltd., Class H	832,000	502,626	1.1%
	PetroChina Co., Ltd., Class H	468,000	226,659	0.5%
	Ping An Insurance Group Co. of China, Ltd., Class H	126,500	828,699	1.8%
*	Trip.com Group, Ltd.	8,100	193,257	0.4%
	Other Securities		6,801,487	14.9%

TOTAL CHINA			12,316,806	27.0%

COLOMBIA — (0.1%)
	Other Securities		51,534	0.1%

CZECHIA — (0.1%)
	Other Securities		54,454	0.1%

GREECE — (0.2%)
	Other Securities		92,177	0.2%

HUNGARY — (0.2%)
	Other Securities		73,350	0.2%

INDIA — (16.2%)
*	Axis Bank, Ltd.	70,228	669,367	1.5%
	Hindalco Industries, Ltd.	47,124	297,536	0.7%
	JSW Steel, Ltd.	22,934	218,157	0.5%
	Larsen & Toubro, Ltd.	10,662	236,323	0.5%
	Mahindra & Mahindra, Ltd.	23,680	285,644	0.6%
	Reliance Industries, Ltd., GDR	21,672	1,573,387	3.4%
	Reliance Industries, Ltd.	12,132	442,834	1.0%
	State Bank of India	46,878	304,354	0.7%
	UPL, Ltd.	18,770	202,058	0.4%
	Other Securities		2,882,704	6.3%

TOTAL INDIA			7,112,364	15.6%

46

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDONESIA — (2.1%)
Astra International TBK PT	374,900	$195,894	0.5%
Other Securities		713,372	1.5%

TOTAL INDONESIA		909,266	2.0%

KOREA, REPUBLIC OF — (13.6%)
Hyundai Motor Co.	1,612	238,720	0.5%
KB Financial Group, Inc.	6,360	296,226	0.6%
Kia Corp.	5,226	348,677	0.8%
LG Electronics, Inc.	2,210	204,988	0.5%
POSCO Holdings, Inc.	1,472	338,701	0.7%
Samsung Fire & Marine Insurance Co., Ltd.	1,184	197,962	0.4%
SK Hynix, Inc.	10,094	904,120	2.0%
Other Securities		3,474,419	7.6%

TOTAL KOREA, REPUBLIC OF		6,003,813	13.1%

MALAYSIA — (1.8%)
CIMB Group Holdings BHD	164,300	196,247	0.4%
Other Securities		576,194	1.3%

TOTAL MALAYSIA		772,441	1.7%

MEXICO — (2.3%)
Other Securities		997,910	2.2%

PHILIPPINES — (0.5%)
Other Securities		219,272	0.5%

POLAND — (0.8%)
Other Securities		339,392	0.7%

QATAR — (1.1%)
Other Securities		485,559	1.1%

SAUDI ARABIA — (1.0%)
Other Securities		438,361	1.0%

SOUTH AFRICA — (3.7%)
Impala Platinum Holdings, Ltd.	16,426	214,160	0.5%
Other Securities		1,418,031	3.1%

TOTAL SOUTH AFRICA		1,632,191	3.6%

TAIWAN — (18.6%)
ASE Technology Holding Co., Ltd.	72,000	233,523	0.5%
Asustek Computer, Inc.	19,000	230,123	0.5%
AU Optronics Corp.	319,000	185,607	0.4%
Cathay Financial Holding Co., Ltd.	143,000	303,218	0.7%
China Steel Corp.	252,000	308,636	0.7%
CTBC Financial Holding Co., Ltd.	373,000	370,146	0.8%
Formosa Chemicals & Fibre Corp.	81,000	219,569	0.5%
Formosa Plastics Corp.	55,000	196,858	0.4%
Fubon Financial Holding Co., Ltd.	145,000	365,999	0.8%
Nan Ya Plastics Corp.	122,000	358,854	0.8%
United Microelectronics Corp.	290,000	470,289	1.0%
* Yang Ming Marine Transport Corp.	50,000	213,737	0.5%
Yuanta Financial Holding Co., Ltd.	244,000	216,471	0.5%
Other Securities		4,500,382	9.8%

TOTAL TAIWAN		8,173,412	17.9%

47

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
THAILAND — (2.3%)
PTT PCL	202,200	$221,387	0.5%
Other Securities		781,642	1.7%

TOTAL THAILAND		1,003,029	2.2%

TURKEY — (0.5%)
Other Securities		228,260	0.5%

UNITED ARAB EMIRATES — (1.5%)
Emirates NBD Bank PJSC	55,368	229,881	0.5%
Other Securities		423,613	0.9%

TOTAL UNITED ARAB EMIRATES		653,494	1.4%

TOTAL COMMON STOCKS		43,964,393	96.3%

RIGHTS/WARRANTS — (0.0%)

THAILAND — (–%)
Other Securities		–	0.0%

TURKEY — (0.0%)
Other Securities		55	0.0%

TOTAL RIGHTS/WARRANTS		55	0.0%

TOTAL INVESTMENTS — 100.0%
(Cost $43,617,165)		43,964,448	96.3%

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$2,256,625	$—	$—	$2,256,625
Chile	150,683	—	—	150,683
China	12,316,535	271	—	12,316,806
Colombia	51,534	—	—	51,534
Czechia	54,454	—	—	54,454
Greece	92,177	—	—	92,177
Hungary	73,350	—	—	73,350
India	7,112,364	—	—	7,112,364
Indonesia	909,266	—	—	909,266
Korea, Republic of	6,003,813	—	—	6,003,813
Malaysia	772,441	—	—	772,441
Mexico	997,910	—	—	997,910
Philippines	219,272	—	—	219,272
Poland	339,392	—	—	339,392
Qatar	485,559	—	—	485,559
Saudi Arabia	438,361	—	—	438,361
South Africa	1,632,191	—	—	1,632,191
Taiwan	8,173,412	—	—	8,173,412
Thailand	1,003,029	—	—	1,003,029
Turkey	228,260	—	—	228,260
United Arab Emirates	653,494	—	—	653,494
Rights/Warrants	—	—	—	—
Thailand	—	—	—	—
Turkey	55	—	—	55

Total Investments	$43,964,177	$271	$—	$43,964,448

See accompanying Notes to Financial Statements.

48

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (100.0%)
BRAZIL — (5.3%)
	Petroleo Brasileiro SA	37,500	$253,221	0.4%
	Petroleo Brasileiro SA, Preference	49,600	303,277	0.5%
	Vale SA, Sponsored ADR	37,500	633,375	1.0%
	Other Securities		2,036,379	3.2%

TOTAL BRAZIL			3,226,252	5.1%

CHILE — (0.2%)
	Other Securities		126,647	0.2%

CHINA — (28.6%)
*	Alibaba Group Holding, Ltd.	65,000	845,829	1.3%
*	Baidu, Inc., Class A	9,900	164,787	0.3%
	Bank of China, Ltd., Class H	657,000	259,580	0.4%
	China Construction Bank Corp., Class H	916,000	652,605	1.0%
	China Overseas Land & Investment, Ltd.	70,000	218,132	0.3%
	China Pacific Insurance Group Co., Ltd., Class H	83,800	187,548	0.3%
	China Resources Land, Ltd.	48,000	215,953	0.3%
	Industrial & Commercial Bank of China, Ltd., Class H	484,000	292,393	0.5%
	Li Ning Co., Ltd.	24,000	191,329	0.3%
	Ping An Insurance Group Co. of China, Ltd., Class H	62,500	409,437	0.6%
	Sunny Optical Technology Group Co., Ltd.	11,000	163,329	0.3%
	Tencent Holdings, Ltd.	49,900	2,400,191	3.8%
*	Xiaomi Corp., Class B	161,200	250,650	0.4%
	Yum China Holdings, Inc.	4,650	197,470	0.3%
	Other Securities		10,821,336	17.0%

TOTAL CHINA			17,270,569	27.1%

COLOMBIA — (0.1%)
	Other Securities		58,900	0.1%

CZECHIA — (0.1%)
	Other Securities		34,949	0.1%

EGYPT — (0.0%)
	Other Securities		12,787	0.0%

GREECE — (0.3%)
	Other Securities		174,846	0.3%

HUNGARY — (0.1%)
	Other Securities		51,620	0.1%

INDIA — (16.6%)
*	Axis Bank, Ltd.	22,777	217,095	0.3%
*	Bharti Airtel, Ltd.	24,105	233,033	0.4%
	HCL Technologies, Ltd.	13,451	189,907	0.3%
	HDFC Bank, Ltd.	13,208	239,236	0.4%
	ICICI Bank, Ltd., Sponsored ADR	11,724	223,225	0.3%
	Infosys, Ltd.	30,623	627,963	1.0%
	Reliance Industries, Ltd., GDR	5,809	421,733	0.7%
	Tata Consultancy Services, Ltd.	5,053	234,444	0.4%
	Other Securities		7,653,486	11.9%

TOTAL INDIA			10,040,122	15.7%

49

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDONESIA — (2.0%)
Indo Tambangraya Megah TBK PT	81,800	$160,248	0.3%
Other Securities		1,044,430	1.6%

TOTAL INDONESIA		1,204,678	1.9%

KOREA, REPUBLIC OF — (14.1%)
KB Financial Group, Inc.	4,265	198,648	0.3%
LG Chem, Ltd.	400	165,287	0.3%
POSCO Holdings, Inc.	707	162,678	0.3%
Samsung Electronics Co., Ltd., GDR	1,062	1,405,557	2.2%
Samsung Electronics Co., Ltd.	10,421	559,216	0.9%
Samsung Fire & Marine Insurance Co., Ltd.	1,230	205,653	0.3%
SK Hynix, Inc.	5,796	519,148	0.8%
Other Securities		5,298,243	8.3%

TOTAL KOREA, REPUBLIC OF		8,514,430	13.4%

MALAYSIA — (1.7%)
Other Securities		1,010,893	1.6%

MEXICO — (2.0%)
America Movil SAB de CV, Sponsored ADR	10,179	197,778	0.3%
Other Securities		1,042,838	1.6%

TOTAL MEXICO		1,240,616	1.9%

PERU — (0.1%)
Other Securities		38,744	0.1%

PHILIPPINES — (0.5%)
Other Securities		292,334	0.5%

POLAND — (0.8%)
Other Securities		470,432	0.7%

QATAR — (1.0%)
Qatar National Bank QPSC	28,314	180,765	0.3%
Other Securities		438,359	0.7%

TOTAL QATAR		619,124	1.0%

SAUDI ARABIA — (0.6%)
Other Securities		389,896	0.6%

SOUTH AFRICA — (3.7%)
Other Securities		2,259,098	3.5%

TAIWAN — (17.8%)
Acer, Inc.	174,000	162,929	0.3%
Cathay Financial Holding Co., Ltd.	90,000	190,836	0.3%
China Steel Corp.	201,000	246,174	0.4%
CTBC Financial Holding Co., Ltd.	224,000	222,286	0.3%
Delta Electronics, Inc.	23,000	195,077	0.3%
Evergreen Marine Corp. Taiwan, Ltd.	47,000	231,209	0.4%
Formosa Chemicals & Fibre Corp.	66,000	178,908	0.3%
Fubon Financial Holding Co., Ltd.	94,000	237,268	0.4%
Hon Hai Precision Industry Co., Ltd.	70,000	242,235	0.4%
Innolux Corp.	404,000	187,091	0.3%
Mega Financial Holding Co., Ltd.	133,000	187,708	0.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	127,000	2,318,061	3.6%

50

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TAIWAN (Continued)
United Microelectronics Corp.	165,000	$267,578	0.4%
Vanguard International Semiconductor Corp.	45,000	161,066	0.2%
Other Securities		5,701,232	8.9%

TOTAL TAIWAN		10,729,658	16.8%

THAILAND — (2.7%)
Other Securities		1,608,294	2.5%

TURKEY — (0.5%)
Other Securities		328,253	0.5%

UNITED ARAB EMIRATES — (1.2%)
Emirates Telecommunications Group Co. PJSC	22,532	214,704	0.3%
Other Securities		515,935	0.8%

TOTAL UNITED ARAB EMIRATES		730,639	1.1%

TOTAL COMMON STOCKS		60,433,781	94.8%

RIGHTS/WARRANTS — (0.0%)

THAILAND — (0.0%)
Other Securities		—	0.0%

TURKEY — (0.0%)
Other Securities		31	0.0%

TOTAL RIGHTS/WARRANTS		31	0.0%

TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $59,602,772)		60,433,812

TOTAL INVESTMENTS — 100.0%
(Cost $59,602,772)		60,433,812	94.8%

As of April 30, 2022, Dimensional Emerging Markets Core Equity 2 ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	3	06/20/22	$639,907	$619,125	$(20,782)

Total Futures Contracts			$639,907	$619,125	$(20,782)

51

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$3,226,252	$—	$—	$3,226,252
Chile	126,647	—	—	126,647
China	17,270,207	362	—	17,270,569
Colombia	58,900	—	—	58,900
Czechia	34,949	—	—	34,949
Egypt	12,787	—	—	12,787
Greece	174,846	—	—	174,846
Hungary	51,620	—	—	51,620
India	10,040,122	—	—	10,040,122
Indonesia	1,204,678	—	—	1,204,678
Korea, Republic of	8,508,194	6,236	—	8,514,430
Malaysia	1,010,893	—	—	1,010,893
Mexico	1,240,616	—	—	1,240,616
Peru	38,744	—	—	38,744
Philippines	292,334	—	—	292,334
Poland	470,432	—	—	470,432
Qatar	619,124	—	—	619,124
Saudi Arabia	389,896	—	—	389,896
South Africa	2,259,098	—	—	2,259,098
Taiwan	10,729,658	—	—	10,729,658
Thailand	1,608,294	—	—	1,608,294
Turkey	328,253	—	—	328,253
United Arab Emirates	730,639	—	—	730,639
Rights/Warrants
Thailand	—	—	—	—
Turkey	31	—	—	31
Future	(20,782)	—	—	(20,782)

Total	$60,406,432	$6,598	$—	$60,413,030

See accompanying Notes to Financial Statements.

52

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional US Core Equity Market ETF	Dimensional US High Profitability ETF	Dimensional US Real Estate ETF
ASSETS:
Investment Securities at Value (including $12,823, $— and $— of securities on loan, respectively)	$1,918,297	$227,711	$59,773
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $13,800, $— and $—, respectively) (a)	13,800	—	—
Cash	4,104	348	70
Receivables:
Investment Securities Sold	157	—	—
Dividends and Interest	1,306	230	30
Receivable for Capital Shares Issued	15	—	—
Prepaid Expenses and Other Assets	110	—	—

Total Assets	1,937,789	228,289	59,873

LIABILITIES:
Payables:
Investment Securities Purchased	2,308	—	—
Fund Shares Redeemed	—	6	—
Upon Return of Securities Loaned	13,800	—	—
Accrued Expenses and Other Liabilities:
Advisory Fee	194	33	1
Administration and Accounting	—	4	3
Custodian	—	1	1
Service Fee (b)	9	—	—
Other Expenses	—	5	6

Total Liabilities	16,311	49	11

NET ASSETS	$1,921,478	$228,240	$59,862

SHARES OUTSTANDING, $0.01 PAR VALUE	66,604,000	9,250,000	2,300,000

Net Asset Value, Offering and Redemption price per share	$28.85	$24.67	$26.03

Investment Securities at Cost	$1,968,656	$236,721	$60,284

NET ASSETS CONSIST OF:
Paid-In Capital	$1,972,543	$236,918	$60,153
Total Distributable Earnings (Loss)	(51,065)	(8,678)	(291)

NET ASSETS	$1,921,478	$228,240	$59,862

(a)	See Note F in the Notes to Financial Statements for additional information about securities lending collateral

(b)	See Note D in the Notes to Financial Statements for additional information about fees and expenses

See accompanying Notes to Financial Statements.

53

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional US Small Cap Value ETF	Dimensional International Core Equity Market ETF	Dimensional International Core Equity 2 ETF
ASSETS:
Investment Securities at Value (including $—, $44,171 and $21 of securities on loan, respectively)	$48,432	$1,443,634	$114,568
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $—, $43,734 and $20, respectively) (a)	—	43,734	20
Foreign Currencies at Value	—	2,268	139
Cash	156	4,485	311
Receivables:
Investment Securities Sold	—	95	14
Dividends and Interest	23	5,424	337
Receivable for Capital Shares Issued	—	500	—
Receivable for Tax Reclaims	—	997	36
Prepaid Expenses and Other Assets	—	71	—

Total Assets	48,611	1,501,208	115,425

LIABILITIES:
Payables:
Investment Securities Purchased	106	1,744	—
Upon Return of Securities Loaned	—	43,734	20
Accrued Expenses and Other Liabilities:
Advisory Fee	2	216	13
Administration and Accounting	3	—	2
Service Fee (b)	—	7	—
Other Expenses	6	—	5

Total Liabilities	117	45,701	40

NET ASSETS	$48,494	$1,455,507	$115,385

SHARES OUTSTANDING, $0.01 PAR VALUE	2,000,000	54,700,000	4,900,000

Net Asset Value, Offering and Redemption price per share	$24.25	$26.61	$23.55

Investment Securities at Cost	$50,703	$1,558,416	$121,897

Foreign Currencies at Cost	$—	$2,345	$141

NET ASSETS CONSIST OF:
Paid-In Capital	$50,723	$1,562,968	$122,116
Total Distributable Earnings (Loss)	(2,229)	(107,461)	(6,731)

NET ASSETS	$48,494	$1,455,507	$115,385

(a)	See Note F in the Notes to Financial Statements for additional information about securities lending collateral

(b)	See Note D in the Notes to Financial Statements for additional information about fees and expenses

See accompanying Notes to Financial Statements.

54

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional International Small Cap Value ETF	Dimensional International Small Cap ETF	Dimensional International High Profitability ETF
ASSETS:
Investment Securities at Value (including $1, $10 and $382 of securities on loan, respectively)	$45,287	$30,223	$136,721
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $1, $10 and $398, respectively) (a)	1	10	398
Foreign Currencies at Value	73	75	94
Cash	227	30	480
Receivables:
Investment Securities Sold	—	1	—
Dividends and Interest	144	97	103
Receivable for Capital Shares Issued	39	—	162
Receivable for Tax Reclaims	11	8	13

Total Assets	45,782	30,444	137,971

LIABILITIES:
Payables:
Investment Securities Purchased	27	—	272
Upon Return of Securities Loaned	1	10	398
Variation Margin on Futures Contracts	1	—	—
Accrued Expenses and Other Liabilities:
Advisory Fee	6	4	3
Administration and Accounting	2	2	2
Other Expenses	4	4	3

Total Liabilities	41	20	678

NET ASSETS	$45,741	$30,424	$137,293

SHARES OUTSTANDING, $0.01 PAR VALUE	1,950,000	1,300,000	5,850,000

Net Asset Value, Offering and Redemption price per share	$23.46	$23.40	$23.47

Investment Securities at Cost	$47,435	$32,185	$141,269

Foreign Currencies at Cost	$75	$76	$95

NET ASSETS CONSIST OF:
Paid-In Capital	$47,671	$32,241	$141,630
Total Distributable Earnings (Loss)	(1,930)	(1,817)	(4,337)

NET ASSETS	$45,741	$30,424	$137,293

(a)	See Note F in the Notes to Financial Statements for additional information about securities lending collateral

See accompanying Notes to Financial Statements.

55

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional Emerging Core Equity Market ETF	Dimensional Emerging Markets High Profitability ETF	Dimensional Emerging Markets Value ETF
ASSETS:
Investment Securities at Value (including $19,343, $— and $— of securities on loan, respectively)	$907,380	$5,064	$43,964
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $6,772, $— and $—, respectively) (a)	6,772	—	—
Foreign Currencies at Value	13,132	169	10,644
Cash	17,992	35	17,721
Receivables:
Investment Securities Sold	3,045	—	84
Dividends and Interest	1,419	1	11
Receivable for Capital Shares Issued	4,139	—	—
Receivable for Tax Reclaims	1	—	—
Receivable from Advisor	—	1	—
Prepaid Expenses and Other Assets	41	—	—

Total Assets	953,921	5,270	72,424

LIABILITIES:
Payables:
Investment Securities Purchased	31,278	161	26,786
Upon Return of Securities Loaned	6,772	—	—
Accrued Foreign Taxes	729	—	—
Accrued Expenses and Other Liabilities:
Advisory Fee	240	—	1
Service Fee (b)	8	—	—
Other Expenses	—	2	—

Total Liabilities	39,027	163	26,787

NET ASSETS	$914,894	$5,107	$45,637

SHARES OUTSTANDING, $0.01 PAR VALUE	36,600,000	200,000	1,800,000

Net Asset Value, Offering and Redemption price per share	$25.00	$25.54	$25.35

Investment Securities at Cost	$981,329	$4,974	$43,617

Foreign Currencies at Cost	$13,185	$168	$10,640

NET ASSETS CONSIST OF:
Paid-In Capital	$992,050	$5,017	$45,295
Total Distributable Earnings (Loss)	(77,156)	90	342

NET ASSETS	$914,894	$5,107	$45,637

(a)	See Note F in the Notes to Financial Statements for additional information about securities lending collateral

(b)	See Note D in the Notes to Financial Statements for additional information about fees and expenses

See accompanying Notes to Financial Statements.

56

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

Dimensional Emerging Markets Core Equity 2 ETF
ASSETS:
Investment Securities at Value (including $— of securities on loan, respectively)	$60,434
Foreign Currencies at Value	14,791
Cash	20,090
Receivables:
Investment Securities Sold	3,749
Dividends and Interest	9
Receivable for Capital Shares Issued	6,447

Total Assets	105,520

LIABILITIES:
Payables:
Investment Securities Purchased	41,778
Variation Margin on Futures Contracts	8
Accrued Expenses and Other Liabilities:
Advisory Fee	1

Total Liabilities	41,787

NET ASSETS	$63,733

SHARES OUTSTANDING, $0.01 PAR VALUE	2,500,000

Net Asset Value, Offering and Redemption price per share	$25.49

Investment Securities at Cost	$59,603

Foreign Currencies at Cost	$14,786

NET ASSETS CONSIST OF:
Paid-In Capital	$62,930
Total Distributable Earnings (Loss)	803

NET ASSETS	$63,733

See accompanying Notes to Financial Statements.

57

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Dimensional US Core Equity Market ETF (a)	Dimensional US High Profitability ETF (b)	Dimensional US Real Estate ETF (b)
INVESTMENT INCOME:
Interest	$1	$—	$—
Dividends (Net of Foreign Taxes Withheld of ($3), $— and $—, respectively)	12,033	495	248
Income from Securities Lending	15	—	—

Total Investment Income	12,049	495	248

EXPENSES:
Investment Management Fees (c)	1,017	58	12
Administration and Accounting	—	4	3
Custodian	—	1	1
Professional Fees	—	3	3
Exchange Listing Fee	—	1	1
Other Expenses	39	1	1

Total Expenses	1,056	68	21
Fees Waived, Expenses Reimbursed by Advisor	—	—	(7)

Net Expenses	1,056	68	14

Net Investment Income (Loss)	10,993	427	234

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions	(5,020)	(12)	—
In-Kind Transactions	2,608	—	—
Futures Contracts	120	—	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(198,783)	(9,010)	(512)

Net Realized and Unrealized Gain (Loss)	(201,075)	(9,022)	(512)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(190,082)	$(8,595)	$(278)

(a)	Portion of income is from investment in affiliated fund

(b)	Period from the commencement of operations on February 23, 2022 through April 30, 2022

(c)	See Note D in the Notes to Financial Statements for additional information about fees and expenses

See accompanying Notes to Financial Statements.

58

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Dimensional US Small Cap Value ETF (a)	Dimensional International Core Equity Market ETF (b)	Dimensional International Core Equity 2 ETF (b)(c)
INVESTMENT INCOME:
Interest	$—	$1	$—
Dividends (Net of Foreign Taxes Withheld of $—, ($2,469) and ($83), respectively)	59	18,595	638
Income from Securities Lending	—	39	—

Total Investment Income	59	18,635	638

EXPENSES:
Investment Management Fees (d)	13	1,039	18
Administration and Accounting	3	—	2
Professional Fees	3	—	2
Exchange Listing Fee	1	—	2
Other Expenses	1	28	2

Total Expenses	21	1,067	26
Fees Waived, Expenses Reimbursed by Advisor	(7)	—	(4)

Net Expenses	14	1,067	22

Net Investment Income (Loss)	45	17,568	616

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions	—	(2,218)	(3)
Futures Contracts	—	66	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(2,271)	(146,510)	(7,344)

Net Realized and Unrealized Gain (Loss)	(2,271)	(148,662)	(7,347)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,226)	$(131,094)	$(6,731)

(a)	Period from the commencement of operations on February 23, 2022 through April 30, 2022

(b)	Portion of income is from investment in affiliated fund

(c)	Period from the commencement of operations on March 23, 2022 through April 30, 2022

(d)	See Note D in the Notes to Financial Statements for additional information about fees and expenses

See accompanying Notes to Financial Statements.

59

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Dimensional International Small Cap Value ETF (a)	Dimensional International Small Cap ETF (a)(b)	Dimensional International High Profitability ETF (a)(b)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of ($33), ($22) and ($31), respectively)	$241	$162	$227

Total Investment Income	241	162	227

EXPENSES:
Investment Management Fees (c)	12	10	10
Administration and Accounting	2	2	2
Printing Fees	—	—	—
Professional Fees	2	2	2
Exchange Listing Fee	—	—	—
Other Expenses	1	1	1

Total Expenses	17	15	15
Fees Waived, Expenses Reimbursed by Advisor	(4)	(4)	(3)

Net Expenses	13	11	12

Net Investment Income (Loss)	228	151	215

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions	(1)	(1)	(1)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(2,156)	(1,967)	(4,551)
Futures	(1)	—	—

Net Realized and Unrealized Gain (Loss)	(2,158)	(1,968)	(4,552)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,930)	$(1,817)	$(4,337)

(a)	Period from the commencement of operations on March 23, 2022 through April 30, 2022

(b)	Portion of income is from investment in affiliated fund

(c)	See Note D in the Notes to Financial Statements for additional information about fees and expenses

See accompanying Notes to Financial Statements.

60

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Dimensional Emerging Core Equity Market ETF (a)	Dimensional Emerging Markets High Profitability ETF (b)	Dimensional Emerging Markets Value ETF (b)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of ($789), $— and ($2), respectively)	$6,947	$1	$11
Income from Securities Lending	275	—	—

Total Investment Income	7,222	1	11

EXPENSES:
Investment Management Fees (c)	1,101	—	1
Professional Fees	—	1	1
Exchange Listing Fee	—	—	—
Other Expenses	19	—	—

Total Expenses	1,120	1	2
Fees Waived, Expenses Reimbursed by Advisor	—	(1)	—

Net Expenses	1,120	—	2

Net Investment Income (Loss)	6,102	1	9

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions	(4,638)	(2)	—
Futures Contracts	4	—	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(66,648)	91	333
Forward Currency Contracts	5	—	—

Net Realized and Unrealized Gain (Loss)	(71,277)	89	333

Net Increase (Decrease) in Net Assets Resulting from Operations	$(65,175)	$90	$342

(a)	Portion of income is from investment in affiliated fund

(b)	Period from the commencement of operations on April 26, 2022 through April 30, 2022

(c)	See Note D in the Notes to Financial Statements for additional information about fees and expenses

See accompanying Notes to Financial Statements.

61

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Core Equity 2 ETF (a)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of ($1), respectively)	$11

Total Investment Income	11

EXPENSES:
Investment Management Fees (b)	1
Professional Fees	—
Exchange Listing Fee	—

Total Expenses	1

Fees Waived, Expenses Reimbursed by Advisor	—
Net Expenses	10

Net Investment Income (Loss)	10

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions	(4)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	818
Futures	(21)

Net Realized and Unrealized Gain (Loss)	793

Net Increase (Decrease) in Net Assets Resulting from Operations	$803

(a)	Period from the commencement of operations on April 26, 2022 through April 30, 2022

(b)	See Note D in the Notes to Financial Statements for additional information about fees and expenses

See accompanying Notes to Financial Statements.

62

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional US Core Equity Market ETF		Dimensional US High Profitability ETF
	Six months ended April 30, 2022	Period Nov. 17, 2020 through October 31, 2021	Period Feb. 23, 2022 through April 30, 2022

	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$10,993	$8,914	$427
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(5,020)	6,688	(12)
In-Kind Transactions	2,608	—	—
Futures	120	—	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(198,783)	148,424	(9,010)

Change in Net Assets Resulting from Operations	(190,082)	164,026	(8,595)

Distributions:
Total Distributions	(10,293)	(6,738)	(83)

Change in Net Assets Resulting from Distributions	(10,293)	(6,738)	(83)

Capital Share Transactions:
Shares Issued	805,731	1,209,437	236,918
Cost of Shares Redeemed	(12,218)	(38,385)	—

Change in Net Assets Resulting from Capital Share Transactions	793,513	1,171,052	236,918

Change in Net Assets	593,138	1,328,340	228,240

Net Assets:
Beginning of Period	1,328,340	—	—

End of Period	$1,921,478	$1,328,340	$228,240

Share Transactions:
Issued	25,600	42,654	9,250
Redeemed	(400)	(1,250)	—

Change in Shares	25,200	41,404	9,250

See accompanying Notes to Financial Statements.

63

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional US Real Estate ETF	Dimensional US Small Cap Value ETF
	Period Feb. 23, 2022 through April 30, 2022	Period Feb. 23, 2022 through April 30, 2022

	(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$234	$45
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	—	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(512)	(2,271)

Change in Net Assets Resulting from Operations	(278)	(2,226)

Distributions:
Total Distributions	(13)	(3)

Change in Net Assets Resulting from Distributions	(13)	(3)

Capital Share Transactions:
Shares Issued	60,153	50,723

Change in Net Assets Resulting from Capital Share Transactions	60,153	50,723

Change in Net Assets	59,862	48,494
Net Assets:
Beginning of Period	—	—

End of Period	$59,862	$48,494

Share Transactions:
Issued	2,300	2,000

Change in Shares	2,300	2,000

See accompanying Notes to Financial Statements.

64

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional International Core Equity Market ETF		Dimensional International Core Equity 2 ETF
	Six months ended April 30, 2022	Period Nov. 17, 2020 through October 31, 2021	Period Mar. 23, 2022 through April 30, 2022

	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$17,568	$9,449	$616
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(2,218)	(753)	(3)
Futures	66	—	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(146,510)	31,411	(7,344)

Change in Net Assets Resulting from Operations	(131,094)	40,107	(6,731)

Distributions:
Total Distributions	(9,726)	(6,749)	—

Change in Net Assets Resulting from Distributions	(9,726)	(6,749)	—

Capital Share Transactions:
Shares Issued	828,887	734,082	122,116

Change in Net Assets Resulting from Capital Share Transactions	828,887	734,082	122,116

Change in Net Assets	688,067	767,440	115,385
Net Assets:
Beginning of Period	767,440	—	—

End of Period	$1,455,507	$767,440	$115,385

Share Transactions:
Issued	28,900	25,800	4,900

Change in Shares	28,900	25,800	4,900

See accompanying Notes to Financial Statements.

65

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional International Small Cap Value ETF	Dimensional International Small Cap ETF
	Period Mar. 23, 2022 through April 30, 2022	Period Mar. 23, 2022 through April 30, 2022

	(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$228	$151
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(1)	(1)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(2,156)	(1,967)
Futures	(1)	—

Change in Net Assets Resulting from Operations	(1,930)	(1,817)

Capital Share Transactions:
Shares Issued	47,671	32,241

Change in Net Assets Resulting from Capital Share Transactions	47,671	32,241

Change in Net Assets	45,741	30,424
Net Assets:
Beginning of Period	—	—

End of Period	$45,741	$30,424

Share Transactions:
Issued	1,950	1,300

Change in Shares	1,950	1,300

See accompanying Notes to Financial Statements.

66

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional International High Profitability ETF	Dimensional Emerging Core Equity Market ETF
	Period Mar. 23, 2022 through April 30, 2022	Six months ended April 30, 2022	Period Dec. 1, 2020 through October 31, 2021

	(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$215	$6,102	$4,804
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(1)	(4,638)	(583)
Futures	—	4	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(4,551)	(66,643)	(8,136)

Change in Net Assets Resulting from Operations	(4,337)	(65,175)	(3,915)

Distributions:
Total Distributions	—	(4,540)	(3,526)

Change in Net Assets Resulting from Distributions	—	(4,540)	(3,526)

Capital Share Transactions:
Shares Issued	141,630	588,880	403,170

Change in Net Assets Resulting from Capital Share Transactions	141,630	588,880	403,170

Change in Net Assets	137,293	519,165	395,729
Net Assets:
Beginning of Period	—	395,729	—

End of Period	$137,293	$914,894	$395,729

Share Transactions:
Issued	5,850	22,200	14,400

Change in Shares	5,850	22,200	14,400

See accompanying Notes to Financial Statements.

67

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets High Profitability ETF	Dimensional Emerging Markets Value ETF
	Period Apr. 26, 2022 through April 30, 2022	Period Apr. 26, 2022 through April 30, 2022

	(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$1	$9
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(2)	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	91	333

Change in Net Assets Resulting from Operations	90	342

Capital Share Transactions:
Shares Issued	5,017	45,295

Change in Net Assets Resulting from Capital Share Transactions	5,017	45,295

Change in Net Assets	5,107	45,637
Net Assets:
Beginning of Period	—	—

End of Period	$5,107	$45,637

Share Transactions:
Issued	200	1,800

Change in Shares	200	1,800

See accompanying Notes to Financial Statements.

68

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

Dimensional Emerging Markets Core Equity 2 ETF
Period Apr. 26, 2022 through April 30, 2022

(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$10
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(4)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	818
Futures	(21)

Change in Net Assets Resulting from Operations	803

Capital Share Transactions:
Shares Issued	62,930

Change in Net Assets Resulting from Capital Share Transactions	62,930

Change in Net Assets	63,733
Net Assets:
Beginning of Period	—

End of Period	$63,733

Share Transactions:
Issued	2,500

Change in Shares	2,500

See accompanying Notes to Financial Statements.

69

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional US Core Equity Market ETF		Dimensional US High Profitability ETF
	Six Months ended April 30, 2022	Period November 17, 2020 through October 31, 2021	Period February 23, 2022 through April 30, 2022

	(Unaudited)		(Unaudited)

Net Asset Value, Beginning of Period	$32.08	$24.92	$24.54

Income From Investment Operations (a)
Net Investment Income (Loss)	0.20	0.36	0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.24)	7.04	0.08 (g)

Total from Investment Operations	(3.04)	7.40	0.14
Less Distributions:
Net Investment Income	(0.19)	(0.24)	(0.01)

Total Distributions	(0.19)	(0.24)	(0.01)
Net Asset Value, End of Period	$28.85	$32.08	$24.67
Total Return at NAV (b)(c)	(9.53)%	29.81%	0.61%
Total Return at Market (c)(d)	(9.64)%	29.88%	0.62%
Net Assets, End of Year (thousands)	$1,921,478	$1,328,340	$228,240
Ratio of Expenses to Average Net Assets (e)	0.12%	0.12%	0.22%
Ratio of Expense to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), (Previously Waived Fees Recovered by Advisor) and/or (Fees Paid Indirectly (e)	0.12%	0.12%	0.22%
Ratio of Net Investment Income to Average Net Assets (e)	1.29%	1.27%	1.36%
Portfolio Turnover Rate (c)(f)	2%	3%	—

See page 3 for the Definitions of Abbreviations and Footnotes

(g)	A majority of the investments were purchased after fund launch at valuations higher than current valuations resulting in an unrealized loss on the statement of operations.

See accompanying Notes to Financial Statements.

70

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional US Real Estate ETF	Dimensional US Small Cap Value ETF
	Period February 23, 2022 through April 30, 2022	Period February 23, 2022 through April 30, 2022

	(Unaudited)	(Unaudited)

Net Asset Value, Beginning of Period	$24.65	$24.66

Income From Investment Operations (a)
Net Investment Income (Loss)	0.16	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	1.23	(0.45)

Total from Investment Operations	1.39	(0.41)
Less Distributions:
Net Investment Income	(0.01)	—

Total Distributions	(0.01)	—
Net Asset Value, End of Period	$26.03	$24.25
Total Return at NAV (b)(c)	5.60%	(1.67)%
Total Return at Market (c)(d)	5.47%	(1.73)%
Net Assets, End of Year (thousands)	$59,862	$48,494
Ratio of Expenses to Average Net Assets (e)	0.19%	0.31%
Ratio of Expense to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), (Previously Waived Fees Recovered by Advisor) and/or (Fees Paid Indirectly (e)	0.29%	0.47%
Ratio of Net Investment Income to Average Net Assets (e)	3.21%	0.94%
Portfolio Turnover Rate (c)(f)	—	—

See page 3 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements.

71

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional International Core Equity Market ETF		Dimensional International Core Equity 2 ETF
	Six Months ended April 30, 2022	Period November 17, 2020 through October 31, 2021	Period March 23, 2022 through April 30, 2022

	(Unaudited)		(Unaudited)

Net Asset Value, Beginning of Period	$29.75	$25.07	$24.95

Income From Investment Operations (a)
Net Investment Income (Loss)	0.43	0.77	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.32)	4.36	(1.57)

Total from Investment Operations	(2.89)	5.13	(1.40)
Less Distributions:
Net Investment Income	(0.25)	(0.45)	—

Total Distributions	(0.25)	(0.45)	—
Net Asset Value, End of Period	$26.61	$29.75	$23.55
Total Return at NAV (b)(c)	(9.76)%	20.54%	(5.61)%
Total Return at Market (c)(d)	(11.04)%	21.08%	(6.45)%
Net Assets, End of Year (thousands)	$1,455,507	$767,440	$115,385
Ratio of Expenses to Average Net Assets (e)	0.18%	0.18%	0.23%
Ratio of Expense to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), (Previously Waived Fees Recovered by Advisor) and/or (Fees Paid Indirectly (e)	0.18%	0.18%	0.28%
Ratio of Net Investment Income to Average Net Assets (e)	3.04%	2.78%	6.55%
Portfolio Turnover Rate (c)(f)	2%	4%	—

See page 3 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements.

72

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional International Small Cap Value ETF	Dimensional International Small Cap ETF
	Period March 23, 2022 through April 30, 2022	Period March 23, 2022 through April 30, 2022

	(Unaudited)	(Unaudited)

Net Asset Value, Beginning of Period	$24.94	$25.00

Income From Investment Operations (a)
Net Investment Income (Loss)	0.19	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.67)	(1.74)

Total from Investment Operations	(1.48)	(1.60)
Net Asset Value, End of Period	$23.46	$23.40
Total Return at NAV (b)(c)	(5.95)%	(6.39)%
Total Return at Market (c)(d)	(6.78)%	(7.36)%
Net Assets, End of Year (thousands)	$45,741	$30,424
Ratio of Expenses to Average Net Assets (e)	0.42%	0.39%
Ratio of Expense to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), (Previously Waived Fees Recovered by Advisor) and/or (Fees Paid Indirectly (e)	0.56%	0.54%
Ratio of Net Investment Income to Average Net Assets (e)	7.44%	5.46%
Portfolio Turnover Rate (c)(f)	—	—

See page 3 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements.

73

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional International High Profitability ETF	Dimensional Emerging Core Equity Market ETF
	Period March 23, 2022 through April 30, 2022	Six Months ended April 30, 2022	Period December 1, 2020 through October 31, 2021

	(Unaudited)	(Unaudited)

Net Asset Value, Beginning of Period	$24.97	$27.48	$25.41

Income From Investment Operations (a)
Net Investment Income (Loss)	0.13	0.25	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.63)	(2.52)	1.75

Total from Investment Operations	(1.50)	(2.27)	2.37
Less Distributions:
Net Investment Income	—	(0.21)	(0.30)

Total Distributions	—	(0.21)	(0.30)
Net Asset Value, End of Period	$23.47	$25.00	$27.48
Total Return at NAV (b)(c)	(6.01)%	(8.34)%	9.33%
Total Return at Market (c)(d)	(6.89)%	(9.40)%	9.57%
Net Assets, End of Year (thousands)	$137,293	$914,894	$395,729
Ratio of Expenses to Average Net Assets (e)	0.29%	0.35%	0.35%
Ratio of Expense to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), (Previously Waived Fees Recovered by Advisor) and/or (Fees Paid Indirectly (e)	0.38%	0.35%	0.35%
Ratio of Net Investment Income to Average Net Assets (e)	5.06%	1.93%	2.40%
Portfolio Turnover Rate (c)(f)	—	3%	4%

See page 3 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements.

74

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Emerging Markets High Profitability ETF	Dimensional Emerging Markets Value ETF
	Period April 26, 2022 through April 30, 2022	Period April 26, 2022 through April 30, 2022

	(Unaudited)	(Unaudited)

Net Asset Value, Beginning of Period	$25.03	$25.04

Income From Investment Operations (a)
Net Investment Income (Loss)	0.01	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	0.50	0.30

Total from Investment Operations	0.51	0.31
Net Asset Value, End of Period	$25.54	$25.35
Total Return at NAV (b)(c)	2.02%	1.25%
Total Return at Market (c)(d)	1.32%	0.76%
Net Assets, End of Year (thousands)	$5,107	$45,637
Ratio of Expenses to Average Net Assets (e)	0.41%	0.43%
Ratio of Expense to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), (Previously Waived Fees Recovered by Advisor) and/or (Fees Paid Indirectly (e)	1.69%	0.63%
Ratio of Net Investment Income to Average Net Assets (e)	1.85%	3.07%
Portfolio Turnover Rate (c)(f)	—	—

See page 3 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements.

75

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Emerging Markets Core Equity 2 ETF
	Period April 26, 2022 through April 30, 2022

	(Unaudited)

Net Asset Value, Beginning of Period	$25.04

Income From Investment Operations (a)
Net Investment Income (Loss)	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	0.44

Total from Investment Operations	0.45
Net Asset Value, End of Period	$25.49	(**)
Total Return at NAV (b)(c)	1.81%
Total Return at Market (c)(d)	1.32%
Net Assets, End of Year (thousands)	$63,733
Ratio of Expenses to Average Net Assets (e)	0.39%
Ratio of Expense to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), (Previously Waived Fees Recovered by Advisor) and/or (Fees Paid Indirectly (e)	0.54%
Ratio of Net Investment Income to Average Net Assets (e)	2.63%
Portfolio Turnover Rate (c)(f)	—

See page 3 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements.

76

DIMENSIONAL ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. ORGANIZATION

The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the “1940 Act”). As of April 30, 2022, the Trust is comprised of twenty-three operational exchange-traded funds (“ETFs”) and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of Dimensional US Core Equity Market ETF (“US Core Equity ETF”), Dimensional US High Profitability ETF (“US High Profitability ETF”), Dimensional US Real Estate ETF (“US Real Estate ETF”), Dimensional US Small Cap Value ETF (“US Small Cap Value ETF”), Dimensional International Core Equity Market ETF (“International Core ETF”), Dimensional International Core Equity 2 ETF (“International Core Equity 2 ETF”), Dimensional International Small Cap Value ETF (“International Small Cap Value ETF”), Dimensional International Small Cap ETF (“International Small Cap ETF”), Dimensional International High Profitability ETF (“International High Profitability ETF”), Dimensional Emerging Core Equity Market ETF (“Emerging Markets Core ETF”), Dimensional Emerging Markets High Profitability ETF (“Emerging Markets High Profitability ETF”), Dimensional Emerging Markets Value ETF (“Emerging Markets Value ETF”) and Dimensional Emerging Markets Core Equity 2 ETF (“Emerging Markets Core 2 ETF”) (individually referred to as a “Fund” or collectively as the “Funds”). The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The Board is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

Shares of the US Core Equity ETF, US High Probability ETF, US Real Estate ETF, US Small Cap ETF Value ETF, International Core ETF, Emerging Markets Core ETF, Emerging Markets High Profitability ETF, Emerging Markets Value ETF, and Emerging Markets Core 2 ETF are listed and traded on the NYSE Arca, Inc. Shares of the International Core Equity 2 ETF, International Small Cap Value ETF, International Small Cap ETF, and International High Profitability ETF are listed and traded on the Cboe BZX Exchange Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called (“Creation Units”). Currently a Creation Unit is 50,000 Shares for US Core Equity ETF, US High Profitability ETF, US Real Estate ETF and US Small Cap Value ETF, International Small Cap Value ETF, International High Profitability ETF, and Emerging Markets High Profitability ETF, and 100,000 Shares for International Core ETF, International Core Equity 2 ETF, International Small Cap ETF, Emerging Markets Core ETF, Emerging Markets Value ETF, and Emerging Markets Core 2 ETF. Creation Units are issued and redeemed principally in-kind. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities

Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement

77

with the funds’ distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

1. SECURITY VALUATION

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Advisor, with input from certain third-party pricing services and others, in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs are quoted prices in active markets for identical assets.

•	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the fair value hierarchy unless intrinsic value is used then would be categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively in the fair value hierarchy.

With respect to the International Core ETF, International Core Equity 2 ETF, International Small Cap Value ETF, International Small Cap ETF, International High Profitability ETF, Emerging Markets Core ETF, Emerging Markets High Profitability ETF, Emerging Markets Value ETF, and Emerging Markets Core 2 ETF (the “International Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using

78

the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. Because the International Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Funds do not price their shares, the NAVs of the International Funds may change on days when shareholders will not be able to purchase or redeem shares.

Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

2. SECURITY TRANSACTIONS AND RELATED INCOME

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. International Core ETF and International Core Equity 2 ETF are subject to tax on short-term and long-term capital gains for investments in the Cayman Islands. International Small Cap ETF is subject to tax on short-term and long-term capital gains for investments in the Cayman Islands and the United Kingdom. Emerging Markets Core ETF is subject to tax on short-term and long-term capital gains for investments in India, the Cayman Islands, and Thailand. Such taxes are accrued on a daily basis and due upon sale of individual securities.

3. FOREIGN CURRENCY TRANSLATIONS

The accounting records of the International Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The International Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

4. RESTRICTED SECURITIES

A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined

79

pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.

5. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to its shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.

C. DERIVATIVE INSTRUMENTS

All open derivative positions at period end are reflected on each Fund’s Summary Schedule of Portfolio Holdings. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

1. FORWARD CURRENCY CONTRACTS

The International Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. As of April 30, 2022, there were no forward currency contracts outstanding. During the period ended April 30, 2022, the Funds had limited activity in forward currency contracts.

2. FUTURES CONTRACTS

Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements. The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange- traded futures, guarantees the futures against default. The gross notional amount of futures contracts outstanding as of April 30, 2022, and the monthly average notional amount for these contracts for the period ended April 30, 2022 were as follows (amounts in thousands):

	Outstanding Notional Amount		Monthly Average Notional Amount
Futures Contracts:	Long	Short	Long	Short
International Small Cap Value ETF	$206	$—	$206	$—
Emerging Markets Core 2 ETF	619	—	619	—

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Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by primary risk exposure, as of April 30, 2022 (amounts in thousands):

	Assets	Liabilities
Fund	Unrealized Appreciation on Futures Contracts(1)(2)	Unrealized Depreciation on Futures Contracts(1)(2)
Equity Risk Exposure:
International Small Cap Value ETF	$—	$1
Emerging Markets Core 2 ETF	—	21

(1) For futures contracts, the amounts represent their cumulative appreciation/(depreciation), which includes movements of variation margin. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

(2) Presented on the Statements of Assets and Liabilities as Receivables or Payables: Variation Margin on Futures Contracts.

The following summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the period ended April 30, 2022 (amounts in thousands):

Realized Gain (Loss) from:
Fund	Futures Contracts
Equity Risk Exposure:
US Core Equity ETF	$120
International Core ETF	66
Emerging Markets Core ETF	4

Change in Unrealized Appreciation (Depreciation) on Derivatives
Fund	Futures Contracts
Equity Risk Exposure:
International Small Cap Value ETF	$(1)
Emerging Markets Core 2 ETF	(21)

Currency Rate Risk Exposure:

The Funds had limited activity in forward foreign currency contracts during the period ended April 30, 2022, and no such contracts were outstanding as of April 30, 2022. Net realized and changes in unrealized gain or loss on such contracts were minimal during the period ended April 30, 2022 and are included in Net Realized Gain (Loss) from Investment Securities Sold and Foreign Currency Transactions and Change in Unrealized Appreciation (Depreciation) on Investment Securities and Foreign Currency Translations, respectively, on the accompanying Statements of Operations.

D. INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES

1. INVESTMENT ADVISORY FEES

Dimensional Fund Advisors LP (the “Advisor”), serves as the investment advisor to the Funds pursuant to an investment management agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as Sub-Advisors for the International Funds.

81

For the period ended April 30, 2022 the Funds’ investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Fund	Management Fee
US Core Equity ETF	0.12%
US High Profitability ETF	0.19%
US Real Estate ETF	0.17%
US Small Cap Value ETF	0.28%
International Core ETF	0.18%
International Core Equity 2 ETF	0.20%
International Small Cap Value ETF	0.39%
International Small Cap ETF	0.35%
International High Profitability ETF	0.25%
Emerging Markets Core ETF	0.35%
Emerging Markets High Profitability ETF	0.35%
Emerging Markets Value ETF	0.38%
Emerging Markets Core 2 ETF	0.33%

Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the US High Profitability ETF, US Real Estate ETF, US Small Cap Value ETF, International Core Equity 2 ETF, International Small Cap Value ETF, International Small Cap ETF, International High Profitability ETF, Emerging Markets High Profitability ETF, Emerging Markets Value ETF, and Emerging Markets Core 2 ETF, as described in the notes below. The Fee Waiver Agreement will remain in effect through February 28, 2023, may only be terminated by the Trust’s Board of Trustees prior to that date and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the period ended April 30, 2022, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. The net amount of waived fees/expenses assumed during the period ended April 30, 2022, are also reflected below (amounts in thousands). At any time that the ETF Fund Expenses (defined below) of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Fund. The Trust, on behalf of a Fund, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

	Expense Limitation Amount	Waived Fees/ Expense Assumed	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/Expense Assumed Subject to Future Recovery
US High Profitability ETF	0.22%	$—	$—	$—
US Real Estate ETF	0.19%	7	—	7
US Small Cap Value ETF	0.31%	7	—	7
International Core Equity 2 ETF	0.23%	4	—	4
International Small Cap Value ETF	0.42%	4	—	4
International Small Cap ETF	0.39%	4	—	4
International High Profitability ETF	0.29%	3	—	3
Emerging Markets High Profitability ETF	0.41%	1	—	1
Emerging Markets Value ETF	0.43%	—	—	—
Emerging Markets Core 2 ETF	0.39%	—	—	—

The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies)

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(“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

US Core Equity ETF, International Core ETF, and Emerging Markets Core ETF (each, a “Unitary Fee Fund” and together, the “Unitary Fee Funds”) pay the Advisor a unitary management fee for managing the Funds’ assets. Pursuant to the investment management agreement with the Trust, on behalf of each Unitary Fee Fund, the Advisor is responsible for substantially all ordinary fund operating expenses, except for (i) the fee paid under the investment management agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) brokerage expenses (including any costs incidental to transactions in fund securities, instruments and other investments); (iv) taxes; (v) interest expenses (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (vi) litigation expenses (including litigation to which the Trust or Fund may be a party and indemnification of the Trustees and officers with respect thereto); (vii) Trustees’ fees and expenses; (viii) legal expenses of counsel to the Independent Trustees; (ix) Chief Compliance Officer (“CCO”) compensation; (x) acquired fund fees and expenses (if any); and (xi) other non-routine or extraordinary expenses.

For the Unitary Fee Funds, pursuant to a separate contractual arrangement, the Advisor arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. The Advisor receives a fee of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. The Advisor provides CCO services to the Trust.

2. ADMINISTRATION, ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN FEES

Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust.

3. DISTRIBUTION AND SHAREHOLDER SERVICES FEES

DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of Fund shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds.

No payments from the Funds are currently planned under the Distribution and Service Plan. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

4. FEES PAID TO OFFICERS AND TRUSTEES

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO, with respect to the Funds, except the Unitary Fee Funds) receive no compensation from the Trust. For the period ended April 30, 2022, the total related amounts paid by the Trust to the CCO was $6 (in thousands). The total related amounts paid by each of the Funds are included in Other Expenses on the Statements of Operations.

E. FEDERAL INCOME TAXES

Each Fund intends to qualify and Dimensional US Core Equity Market ETF, Dimensional International Core Equity Market ETF, and Dimensional Emerging Core Equity Market ETF have qualified and intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

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Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021 can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the year ended October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short- Term Gain	Long Term Capital Gains	Tax Exempt Income	Total
US Core Equity ETF
2021	$6,738	$—	$—	$6,738
International Core ETF
2021	6,749	—	—	6,749
Emerging Markets Core ETF
2021	3,526	—	—	3,526

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation/ (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
US Core Equity ETF	$1,980	$—	$(1,271)	$148,602	$149,311
International Core ETF	3,096	—	(797)	31,060	33,359
Emerging Markets Core ETF	1,448	—	(627)	(8,260)	(7,439)

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October 31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
US Core Equity ETF	$1,271	$1,271
International Core ETF	797	797
Emerging Markets Core ETF	627	627

During the year ended October 31, 2021, the Funds did not utilize any capital loss carryforwards to offset realized capital gains for federal income tax purposes.

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As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Tax Cost of Securities	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
US Core Equity ETF	$1,968,834	$120,106	$(170,287)	$(50,181)
US High Profitability ETF	236,721	3,887	(12,897)	(9,010)
US Real Estate ETF	60,284	984	(1,496)	(512)
US Small Cap Value ETF	50,703	639	(2,910)	(2,271)
International Core ETF	1,558,084	54,031	(169,430)	(115,399)
International Core Equity 2 ETF	121,897	758	(8,087)	(7,329)
International Small Cap Value ETF	47,435	391	(2,539)	(2,148)
International Small Cap ETF	32,185	357	(2,319)	(1,962)
International High Profitability ETF	141,269	551	(5,100)	(4,549)
Emerging Markets Core ETF	982,104	42,305	(116,276)	(73,971)
Emerging Markets High Profitability ETF	4,974	132	(43)	89
Emerging Markets Value ETF	43,617	569	(222)	347
Emerging Markets Core 2 ETF	59,603	1,117	(286)	831

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Dimensional US Core Equity Market ETF, Dimensional International Core Equity Market ETF, and Dimensional Emerging Core Equity Market ETF tax positions and for the remaining funds for all open tax years and all major taxing jurisdictions, management of the Funds has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Dimensional US Core Equity Market ETF, Dimensional International Core Equity Market ETF, and Dimensional Emerging Core Equity Market ETF federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. SECURITIES LENDING

As of April 30, 2022, the Funds had securities on loan to brokers/dealers, for which the Funds received cash collateral. Additionally, the Funds received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
International Core ETF	$3,317
International Core Equity 2 ETF	—
International Small Cap Value ETF	1
International Small Cap ETF	1
Emerging Markets Core ETF	13,630

Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market

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value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Funds also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
US Core Equity ETF
Common Stocks	$13,800	$—	$—	$—	$13,800
International Core ETF
Common Stocks	43,734	—	—	—	43,734
International Core Equity 2 ETF
Common Stocks	20	—	—	—	20
International Small Cap Value ETF
Common Stocks	1	—	—	—	1
International Small Cap ETF
Common Stocks	10	—	—	—	10
International High Profitability ETF
Common Stocks	398	—	—	—	398
Emerging Markets Core ETF
Common Stocks	6,772	—	—	—	6,772

G. AFFILIATED TRADES

Cross trades for the period ended April 30, 2022, if any, were executed by the Funds pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

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For the period ended April 30, 2022, cross trades by the Funds under Rule 17a-7 were as follows (amounts in thousands):

	Purchases	Sales	Realized Gain (Loss)
US Core Equity ETF	$1,043	$1,553	$(479)
International Core ETF	1,527	350	(41)

H. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended April 30, 2022 were as follows (amounts in thousands):

	Purchases	Sales
US Core Equity ETF	$40,752	$28,710
US High Profitability ETF	159	203
US Real Estate ETF	178	—
US Small Cap Value ETF	249	—
International Core ETF	71,498	17,770
International Core Equity 2 ETF	3,237	29
International Small Cap Value ETF	1,072	34
International Small Cap ETF	797	10
International High Profitability ETF	3,231	—
Emerging Markets Core ETF	496,665	16,669
Emerging Markets High Profitability ETF	4,974	—
Emerging Markets Value ETF	37,311	—
Emerging Markets Core 2 ETF	49,731	—

In-kind transactions for the period ended April 30, 2022 were as follows (amounts in thousands):

	Purchases	Sales
US Core Equity ETF	$788,453	$12,208
US High Profitability ETF	235,538	—
US Real Estate ETF	60,106	—
US Small Cap Value ETF	50,473	—
International Core ETF	766,694	—
International Core Equity 2 ETF	118,687	—
International Small Cap Value ETF	45,262	—
International Small Cap ETF	31,398	—
International High Profitability ETF	131,160	—
Emerging Markets Core ETF	100,772	—
Emerging Markets High Profitability ETF	—	—
Emerging Markets Value ETF	6,307	—
Emerging Markets Core 2 ETF	8,669	—

There were no purchases or sales of U.S. government securities during the period ended April 30, 2022.

I. CAPITAL SHARES TRANSACTIONS

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statement of Changes in Net Assets.

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The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.

Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

J. FINANCIAL INSTRUMENTS

In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.

K. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each fund is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2023.

For the period ended April 30, 2022, borrowings by the Funds under the line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 4/30/2022
Emerging Markets Core ETF	0.83%	$78	2	—	$146	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022 that the Fund’s available line of credit was used.

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Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain funds managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Funds did not use the interfund lending program during the period ended April 30, 2022.

L. RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Funds’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Funds could enter, eliminate the asset segregation framework currently used by the Funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Funds are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Funds.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Funds.

M. OTHER

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

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As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Funds’ outstanding shares. The following shareholders are omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
US Core Equity ETF	2	100%
US High Profitability ETF	1	100%
US Real Estate ETF	1	100%
US Small Cap Value ETF	1	100%
International Core ETF	1	100%
International Core Equity 2 ETF	1	100%
International Small Cap Value ETF	1	100%
International Small Cap ETF	1	100%
International High Profitability ETF	1	100%
Emerging Markets Core ETF	1	100%
Emerging Markets High Profitability ETF	1	100%
Emerging Markets Value ETF	1	100%
Emerging Markets Core 2 ETF	1	100%

N. CONFLICT BETWEEN RUSSIA AND UKRAINE

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Funds.

O. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, Dimensional ETF Trust (“DET”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Trustees. Trustees were elected by the shareholders of all series of DET, including the Funds that were operational as of the record date. The results of the voting were as follows:

DET

Proposal: Election of Trustees*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	461,913,282	2,821,367	464,734,649	99.39%	0.61%	100.00%
2. David P. Butler	461,624,490	3,110,159	464,734,649	99.33%	0.67%	100.00%
3. George M Constantinides	460,449,677	4,284,972	464,734,649	99.08%	0.92%	100.00%
4. Douglas W. Diamond	461,505,330	3,229,319	464,734,649	99.31%	0.69%	100.00%
5. Darrell Duffie	461,603,406	3,131,243	464,734,649	99.33%	0.67%	100.00%
6. Francis A. Longstaff	461,641,978	3,092,671	464,734,649	99.33%	0.67%	100.00%
7. Gerard K. O’Reilly	461,591,777	3,142,872	464,734,649	99.32%	0.68%	100.00%
8. Abbie J. Smith	461,104,076	3,630,573	464,734,649	99.22%	0.78%	100.00%
9. Heather E. Tookes	461,961,684	2,772,965	464,734,649	99.40%	0.60%	100.00%
10. Ingrid M. Werner	461,292,481	3,442,168	464,734,649	99.26%	0.74%	100.00%

*	Results are for all series within DET

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available (1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com/about-us/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2022, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and the transition away from the London Inter-Bank Offered Rate on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified

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in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2021 (the “Meeting”), the Board of Trustees of Dimensional ETF Trust (the “Board”) considered the continuation of the investment management agreements for Dimensional US Core Equity Market ETF, Dimensional International Core Equity Market ETF, and Dimensional Emerging Core Equity Market ETF (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 29, 2021, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

95

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

Also at the Meeting, the Board considered the approval of the Investment Management Agreements for the Dimensional US High Profitability ETF, Dimensional US Real Estate ETF, Dimensional US Small Cap Value ETF, Dimensional International Core Equity 2 ETF, Dimensional International Small Cap Value ETF, Dimensional International Small Cap ETF, Dimensional International High Profitability ETF, Dimensional Emerging Markets High Profitability ETF, Dimensional Emerging Markets Value ETF, and Dimensional Emerging Markets Core Equity 2 ETF (collectively, the “New Funds”) and, if applicable, a New Fund’s sub-advisory agreements. For certain New Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The Investment Management Agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

At the Meeting, the Board considered a number of factors when considering the approval of each Management Agreement for a New Fund, including: (i) the nature, extent and quality of services to be provided by the Advisor to each New Fund; (ii) the performance of the Advisor; (iii) the fees and expenses to be borne by each New Fund; (iv) the profitability to be realized by the Advisor from the relationship with each New Fund; and (v) whether economies of scale would be realized by the Advisor with respect to each New Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services to be provided by the Advisor to a New Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals that will be providing management services to the New Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process for each New Fund and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services that will be provided by the Advisor, including administrative services. After analyzing the caliber of services to be provided by the Advisor to each New Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent and quality of services to be provided to each New Fund were consistent the New Fund’s anticipated operational requirements.

The Board also noted that, as each New Fund had not yet commenced investment operations, there was no investment performance for each New Fund or the Advisor in managing the New Fund for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with each New Fund because each New Fund had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

96

The Board also considered the proposed fees and projected expenses for each New Fund, and compared the fees to be charged to a New Fund by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other funds managed by third parties in each New Fund’s anticipated peer group for comparable services. The Board concluded, among other things, that the proposed management fee and anticipated total expenses of each New Fund appeared to compare favorably to expected peer funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed management fee for each New Fund was fair, both on an absolute basis and in comparison with other funds likely to be in the New Fund’s peer group. The Board also noted that the Advisor had agreed to a contractual fee waiver arrangement to limit the expenses of each New Fund. The Board also concluded that the shareholders of each New Fund were likely to receive reasonable value in return for paying the fees and expenses of the New Fund. The Board also concluded that, given each New Fund’s proposed management fee and each New Fund’s likely ranking among peer funds with respect to fees, economies of scale and the reflection of such economies of scale in the level of management fee charged were inapplicable to each New Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Management Agreements for each New Fund was in the best interests of the New Fund and its shareholders.

97

DFA043022-073S

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a)    Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided

Dimensional U.S. Equity ETF

Dimensional U.S. Small Cap ETF

Dimensional U.S. Targeted Value ETF

Dimensional U.S. Core Equity 2 ETF

Dimensional International Value ETF

Dimensional World ex U.S. Core Equity 2 ETF

Dimensional US Core Equity Market ETF

Dimensional US High Profitability ETF

Dimensional US Real Estate ETF

Dimensional US Small Cap Value ETF

Dimensional International Core Equity Market ETF

Dimensional International Core Equity 2 ETF

Dimensional International Small Cap Value ETF

Dimensional International Small Cap ETF

Dimensional International High Profitability ETF

Dimensional Emerging Core Equity Market ETF

Dimensional Emerging Markets High Profitability ETF

Dimensional Emerging Markets Value ETF

Dimensional Emerging Markets Core Equity 2 ETF

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COMMON STOCK (99.2%)
COMMUNICATION SERVICES (8.3%)
Activision Blizzard, Inc.	108,252	$8,183,851
*Alphabet, Inc., Class A	43,276	98,764,054
*Alphabet, Inc., Class C	43,155	99,227,586
*Altice USA, Inc., Class A	21,475	199,288
*AMC Networks, Inc., Class A	5,279	172,254
*Anterix, Inc.	747	38,724
AT&T, Inc.	938,441	17,698,997
ATN International, Inc.	1,149	45,386
Cable One, Inc.	700	816,340
*Cargurus, Inc.	8,415	275,002
*Cars.com, Inc.	7,636	84,912
*Charter Communications, Inc., Class A	20,142	8,630,646
*Cinemark Holdings, Inc.	5,528	87,674
*Clear Channel Outdoor Holdings, Inc.	30,312	74,568
Cogent Communications Holdings, Inc.	7,110	415,935
Comcast Corp., Class A	660,641	26,267,086
#*DISH Network Corp., Class A	31,929	910,296
#*EchoStar Corp., Class A	5,475	127,841
Electronic Arts, Inc.	42,063	4,965,537
*Entercom Communications Corp.	15,728	39,949
*EW Scripps Co. (The), Class A	5,927	97,558
Fox Corp., Class A	47,349	1,696,988
Fox Corp., Class B	11,750	390,570
*Gannett Co., Inc.	12,726	51,031
Gray Television, Inc.	13,571	251,335
*IDT Corp., Class B	1,800	47,664
*iHeartMedia, Inc., Class A	12,239	195,702
*IMAX Corp.	259	4,097
Interpublic Group of Cos., Inc. (The)	51,317	1,673,961
*Iridium Communications, Inc.	14,089	503,118
John Wiley & Sons, Inc., Class A	5,256	267,478
*Liberty Broadband Corp., Class A	3,994	429,994
*Liberty Broadband Corp., Class C	22,953	2,566,604
*Liberty Latin America, Ltd., Class C	6,655	61,492
*Liberty Media Corp.-Liberty Braves, Class A	1,077	28,293
<*»Liberty Media Corp.-Liberty Braves, Class B	20	570
*Liberty Media Corp.-Liberty Braves, Class C	2,325	58,381
*Liberty Media Corp.-Liberty Formula One, Class A	3,892	223,479
*Liberty Media Corp.-Liberty Formula One, Class C	26,950	1,679,793
#*Liberty Media Corp.-Liberty SiriusXM, Class A	11,862	496,187
*Liberty Media Corp.-Liberty SiriusXM, Class B	200	8,685
*Liberty Media Corp.-Liberty SiriusXM, Class C	25,318	1,060,318
*Lions Gate Entertainment Corp., Class A	7,250	97,803
*Lions Gate Entertainment Corp., Class B	7,471	93,910
*Live Nation Entertainment, Inc.	22,851	2,396,613
*Loyalty Ventures, Inc.	1,885	24,109
Lumen Technologies, Inc.	38,210	384,393
#*Madison Square Garden Entertainment Corp.	3,290	240,993
#*Marcus Corp. (The)	2,400	37,752
*Match Group, Inc.	34,649	2,742,468
*Meta Platforms, Inc., Class A	337,471	67,652,811
*Netflix, Inc.	64,669	12,310,391
New York Times Co. (The), Class A	19,569	749,884

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COMMUNICATION SERVICES (Continued)
News Corp., Class A	53,137	$1,055,301
News Corp., Class B	16,856	335,603
Nexstar Media Group, Inc., Class A	5,237	829,646
Omnicom Group, Inc.	27,693	2,108,268
*Pinterest, Inc., Class A	2,231	45,780
*Playtika Holding Corp.	2,571	45,198
*PubMatic, Inc., Class A	1,165	26,294
*QuinStreet, Inc.	3,280	31,193
*ROBLOX Corp., Class A	2,388	73,192
*Roku, Inc.	8,722	810,274
Saga Communications, Inc., Class A	558	12,683
Scholastic Corp.	2,600	95,810
Shenandoah Telecommunications Co.	7,796	157,479
Sinclair Broadcast Group, Inc., Class A	4,722	105,017
#Sirius XM Holdings, Inc.	159,411	956,466
*Snap, Inc., Class A	91,699	2,609,754
Spok Holdings, Inc.	2,839	19,532
*Spotify Technology SA	9,819	998,101
*Take-Two Interactive Software, Inc.	16,162	1,931,521
*TechTarget, Inc.	3,560	239,624
TEGNA, Inc.	24,452	539,167
Telephone and Data Systems, Inc.	5,446	99,771
*Thryv Holdings, Inc.	471	12,166
*T-Mobile US, Inc.	80,685	9,935,551
*TripAdvisor, Inc.	3,097	79,500
*Twitter, Inc.	103,286	5,063,080
*United States Cellular Corp.	1,000	28,780
Verizon Communications, Inc.	599,858	27,773,425
ViacomCBS, Inc., Class A	5,128	161,788
#ViacomCBS, Inc., Class B	85,125	2,478,840
*Vimeo, Inc.	7,805	79,533
*Walt Disney Co. (The)	261,766	29,220,939
*Warner Bros Discovery, Inc.	280,528	5,091,583
Warner Music Group Corp., Class A	849	25,275
*WideOpenWest, Inc.	3,818	76,551
#World Wrestling Entertainment, Inc., Class A	5,297	309,292
*Yelp, Inc.	5,419	176,280
*Zedge, Inc., Class B	68	350
*Ziff Davis, Inc.	6,296	556,315
*Zynga, Inc., Class A	118,740	981,980

TOTAL COMMUNICATION SERVICES		460,727,253

CONSUMER DISCRETIONARY (11.8%)
*1-800-Flowers.com, Inc., Class A	3,914	39,923
Aaron’s Co., Inc. (The)	4,533	93,062
*Abercrombie & Fitch Co.	7,151	247,282
#Academy Sports & Outdoors, Inc.	8,000	298,880
Acushnet Holdings Corp.	5,352	218,040
*Adient PLC	11,481	391,961
*Adtalem Global Education, Inc.	7,146	209,449
Advance Auto Parts, Inc.	9,208	1,838,193
*Amazon.com, Inc.	65,564	162,967,845
*American Axle & Manufacturing Holdings, Inc.	1,116	7,388
#American Eagle Outfitters, Inc.	21,588	326,195

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*America’s Car-Mart, Inc.	1,100	$88,935
*Aptiv PLC	34,762	3,698,677
Aramark	30,542	1,107,147
*Asbury Automotive Group, Inc.	2,900	532,759
Autoliv, Inc.	10,290	758,167
*AutoNation, Inc.	6,910	800,938
*AutoZone, Inc.	3,340	6,531,270
Bassett Furniture Industries, Inc.	306	5,067
Bath & Body Works, Inc.	18,551	981,162
*BBQ Holdings, Inc.	574	8,283
#*Bed Bath & Beyond, Inc., Class B	9,442	128,506
Best Buy Co., Inc.	32,295	2,904,289
#Big Lots, Inc., Class B	5,096	157,466
*BJ’s Restaurants, Inc.	2,198	61,082
Bloomin’ Brands, Inc.	798	17,548
*Booking Holdings, Inc.	5,591	12,357,843
*Boot Barn Holdings, Inc.	5,065	456,154
BorgWarner, Inc., Class A	24,625	906,939
Boyd Gaming Corp.	6,373	386,076
*Bright Horizons Family Solutions, Inc.	8,187	935,283
#*Brinker International, Inc.	6,229	226,300
Brunswick Corp.	10,931	826,493
Buckle, Inc. (The)	3,112	96,659
*Burlington Stores, Inc.	9,576	1,949,291
*Caesars Entertainment, Inc.	20,781	1,377,365
Caleres, Inc.	5,187	118,938
*Callaway Golf Co.	17,907	392,880
*Capri Holdings, Ltd.	18,940	903,438
*CarMax, Inc.	23,778	2,039,677
#*Carnival Corp.	100,082	1,731,419
Carriage Services, Inc.	2,167	92,943
Carrols Restaurant Group, Inc.	4,167	6,667
Carter’s, Inc.	5,639	475,029
#*Carvana Co.	6,813	394,881
*Cavco Industries, Inc.	1,157	273,341
Century Communities, Inc.	3,199	168,651
*Cheesecake Factory, Inc. (The)	5,361	197,875
#*Chegg, Inc.	15,276	377,928
*Chewy, Inc., Class A	464	13,484
*Chico’s FAS, Inc.	21,085	111,751
*Children’s Place, Inc. (The)	1,918	88,861
*Chipotle Mexican Grill, Inc.	3,841	5,590,998
Choice Hotels International, Inc.	5,483	770,142
Churchill Downs, Inc.	5,189	1,053,056
#*Citi Trends, Inc.	1,200	33,564
Columbia Sportswear Co.	4,094	336,363
*Conn’s, Inc.	2,501	39,141
#*ContextLogic, Inc., Class A	2,480	4,216
Cracker Barrel Old Country Store, Inc.	2,483	275,588
*Crocs, Inc.	9,700	644,371
Culp, Inc.	1,492	9,638
Dana, Inc.	10,350	153,284
Darden Restaurants, Inc.	15,648	2,061,311
*Dave & Buster’s Entertainment, Inc.	3,771	171,581
*Deckers Outdoor Corp.	4,300	1,142,725

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*Denny’s Corp.	8,748	$112,149
#Designer Brands, Inc., Class A	4,838	66,861
#Dick’s Sporting Goods, Inc.	7,918	763,454
#Dillard’s, Inc., Class A	1,953	593,341
Dine Brands Global, Inc.	1,941	139,150
Dollar General Corp.	34,447	8,182,196
*Dollar Tree, Inc.	33,581	5,455,233
Domino’s Pizza, Inc.	5,699	1,926,262
*DoorDash, Inc., Class A	297	24,185
*Dorman Products, Inc.	3,820	377,110
DR Horton, Inc.	47,510	3,306,221
eBay, Inc.	107,303	5,571,172
<*»ESC Diamond Resorts, Inc.	6,168	–
Ethan Allen Interiors, Inc.	2,900	68,846
*Etsy, Inc.	18,129	1,689,442
*Everi Holdings, Inc.	11,576	200,959
*Expedia Group, Inc.	19,791	3,458,477
*Fiesta Restaurant Group, Inc.	2,072	14,090
*Five Below, Inc.	7,784	1,222,866
*Floor & Decor Holdings, Inc., Class A	3,836	305,806
Foot Locker, Inc.	15,542	455,536
Ford Motor Co.	553,074	7,831,528
*Fossil Group, Inc.	3,482	34,402
*Fox Factory Holding Corp.	6,466	529,436
Franchise Group, Inc.	487	18,160
*Frontdoor, Inc.	8,208	253,709
Gap, Inc. (The)	10,462	129,938
Garmin, Ltd.	17,563	1,927,364
*General Motors Co.	166,000	6,293,060
*Genesco, Inc.	1,500	93,045
Gentex Corp.	37,590	1,103,267
*Gentherm, Inc.	4,552	306,896
Genuine Parts Co.	19,314	2,511,786
*G-III Apparel Group, Ltd.	5,881	155,729
*Goodyear Tire & Rubber Co. (The)	33,124	441,212
*GoPro, Inc., Class A	7,422	66,204
Graham Holdings Co., Class B	463	274,267
*Grand Canyon Education, Inc.	6,327	607,202
Group 1 Automotive, Inc.	2,777	483,587
Guess?, Inc.	5,581	125,405
#H&R Block, Inc.	21,739	566,736
Hanesbrands, Inc.	46,522	616,882
Harley-Davidson, Inc.	20,166	735,051
Hasbro, Inc.	18,646	1,641,967
#Haverty Furniture Cos., Inc.	1,700	42,211
*Helen of Troy, Ltd.	3,396	728,476
Hibbett, Inc.	2,888	124,704
*Hilton Grand Vacations, Inc.	9,156	428,775
*Hilton Worldwide Holdings, Inc.	40,906	6,352,293
Home Depot, Inc. (The)	154,499	46,411,500
*Hyatt Hotels Corp., Class A	7,172	681,053
Installed Building Products, Inc.	3,123	251,308
#International Game Technology PLC	7,805	170,383
#*iRobot Corp.	3,683	186,544
Jack in the Box, Inc.	3,400	281,384

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
Johnson Outdoors, Inc., Class A	1,187	$90,782
KB Home	9,625	312,139
Kohl’s Corp.	16,964	981,876
Kontoor Brands, Inc.	6,161	244,777
#*Lakeland Industries, Inc.	1,000	16,180
#*Lands’ End, Inc.	1,303	18,268
*Las Vegas Sands Corp.	45,888	1,625,812
#Laureate Education, Inc., Class A	6,029	68,309
La-Z-Boy, Inc.	6,010	157,943
LCI Industries	2,191	213,228
Lear Corp.	8,394	1,073,928
Leggett & Platt, Inc.	15,886	566,018
Lennar Corp., Class A	37,595	2,875,642
Lennar Corp., Class B	1,957	127,596
Levi Strauss & Co., Class A	812	14,705
*LGI Homes, Inc.	2,763	258,921
Lifetime Brands, Inc.	300	3,786
Lithia Motors, Inc., Class A	3,371	954,431
LKQ Corp.	38,872	1,929,217
Lowe’s Cos., Inc.	108,065	21,367,692
*Lululemon Athletica, Inc.	15,994	5,671,952
*M/I Homes, Inc.	2,750	121,770
Macy’s, Inc.	40,591	981,084
*Malibu Boats, Inc., Class A	3,426	172,294
Marine Products Corp.	1,049	12,315
*MarineMax, Inc.	2,151	88,019
*Marriott International, Inc., Class A	38,610	6,854,047
Marriott Vacations Worldwide Corp.	5,306	792,345
*Mattel, Inc.	39,435	958,665
McDonald’s Corp.	109,387	27,254,865
MDC Holdings, Inc.	9,290	342,894
*Meritage Homes Corp.	3,700	305,435
MGM Resorts International	54,546	2,238,568
*Modine Manufacturing Co.	4,337	34,262
*Mohawk Industries, Inc.	5,800	818,148
*Monarch Casino & Resort, Inc.	1,845	129,427
Monro, Inc.	4,856	222,065
*Motorcar Parts of America, Inc.	2,528	38,451
Movado Group, Inc.	2,287	82,263
Murphy USA, Inc.	4,319	1,008,918
Nathan’s Famous, Inc.	509	24,111
*National Vision Holdings, Inc.	8,369	315,093
#*Nautilus, Inc.	4,149	12,488
Newell Brands, Inc.	51,013	1,180,951
NIKE, Inc., Class B	183,663	22,902,776
#Nordstrom, Inc.	15,002	385,551
#*Norwegian Cruise Line Holdings, Ltd.	9,687	194,031
*NVR, Inc.	490	2,144,343
*ODP Corp. (The)	6,232	268,163
#*Ollie’s Bargain Outlet Holdings, Inc.	7,467	358,789
*OneSpaWorld Holdings, Ltd.	2,362	23,714
*O’Reilly Automotive, Inc.	10,441	6,332,989
Oxford Industries, Inc.	1,742	156,083
Papa John’s International, Inc.	3,902	355,277
Patrick Industries, Inc.	2,586	160,979

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*Penn National Gaming, Inc.	11,471	$419,494
Penske Automotive Group, Inc.	4,700	492,654
#PetMed Express, Inc.	2,200	48,180
*Planet Fitness, Inc., Class A	13,004	1,040,710
*Playa Hotels & Resorts NV	9,601	90,633
#Polaris, Inc.	7,285	691,638
Pool Corp.	5,850	2,370,537
PulteGroup, Inc.	35,319	1,474,921
PVH Corp.	5,976	434,933
#*QuantumScape Corp.	18,882	282,097
Qurate Retail, Inc., Class A	61,479	258,827
Ralph Lauren Corp.	6,100	636,474
RCI Hospitality Holdings, Inc.	1,000	61,960
*Red Robin Gourmet Burgers, Inc.	1,197	15,788
Red Rock Resorts, Inc., Class A	8,652	380,342
Rent-A-Center, Inc.	6,223	150,099
#*RH	2,471	830,553
#Rocky Brands, Inc.	231	8,896
Ross Stores, Inc.	55,290	5,516,283
*Royal Caribbean Cruises, Ltd.	14,740	1,145,740
Ruth’s Hospitality Group, Inc.	4,284	89,835
*Sally Beauty Holdings, Inc.	17,805	269,212
*Scientific Games Corp.	5,171	289,886
*SeaWorld Entertainment, Inc.	5,680	383,059
Service Corp.	23,447	1,538,358
*Shake Shack, Inc., Class A	3,741	216,342
Shoe Carnival, Inc.	1,542	46,553
Shutterstock, Inc.	2,418	183,091
#Signet Jewelers, Ltd.	1,327	93,155
*Six Flags Entertainment Corp.	7,957	304,514
*Skechers USA, Inc., Class A	18,759	718,470
*Skyline Champion Corp.	4,959	253,107
#*Sleep Number Corp.	5,542	224,784
Smith & Wesson Brands, Inc.	5,455	74,897
Sonic Automotive, Inc., Class A	4,001	170,243
#*Sonos, Inc.	16,601	378,835
Standard Motor Products, Inc.	2,307	98,463
Starbucks Corp.	161,552	12,058,241
Steven Madden, Ltd.	10,374	425,956
*Stoneridge, Inc.	3,400	67,014
Strategic Education, Inc.	3,690	238,374
#*Stride, Inc.	5,651	222,084
Superior Group of Cos., Inc.	324	5,152
Tapestry, Inc.	30,555	1,005,871
Target Corp.	72,582	16,595,874
*Taylor Morrison Home Corp.	15,608	408,774
Tempur Sealy International, Inc.	25,652	695,426
*Tenneco, Inc., Class A	6,339	108,841
*Terminix Global Holdings, Inc.	18,832	864,200
*Tesla, Inc.	121,494	105,792,115
Texas Roadhouse, Inc.	8,135	669,755
#Thor Industries, Inc.	7,009	536,539
TJX Cos, Inc. (The)	179,027	10,970,775
Toll Brothers, Inc.	16,802	779,109
*TopBuild Corp.	4,853	879,072

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
Tractor Supply Co.	17,359	$3,496,971
Travel + Leisure Co.	13,033	723,071
*TravelCenters of America, Inc.	328	12,467
*Tri Pointe Homes, Inc.	15,179	313,750
*Tupperware Brands Corp.	5,616	98,729
*Ulta Beauty, Inc.	7,286	2,891,085
*Under Armour, Inc., Class A	17,622	270,674
*Under Armour, Inc., Class C	21,812	309,512
*Unifi, Inc.	1,766	25,907
*Universal Electronics, Inc.	1,700	50,150
*Urban Outfitters, Inc.	8,745	208,131
Vail Resorts, Inc.	5,664	1,439,562
VF Corp.	37,785	1,964,820
#*Victoria’s Secret & Co.	5,928	279,327
*Vista Outdoor, Inc.	7,415	261,230
#*Visteon Corp.	4,605	482,190
#*Wayfair, Inc., Class A	5,368	413,014
Wendy’s Co. (The)	26,971	532,947
#Whirlpool Corp.	8,828	1,602,459
#Williams-Sonoma, Inc.	11,314	1,476,251
#Wingstop, Inc.	4,405	404,203
Winmark Corp.	300	60,960
#Winnebago Industries, Inc.	5,624	299,084
Wolverine World Wide, Inc.	11,174	221,469
Wyndham Hotels & Resorts, Inc.	13,672	1,202,589
*Wynn Resorts, Ltd.	6,541	461,010
*YETI Holdings, Inc.	3,842	187,759
Yum! Brands, Inc.	43,018	5,033,536
#*Zumiez, Inc.	2,400	87,912

TOTAL CONSUMER DISCRETIONARY		654,612,357

CONSUMER STAPLES (6.7%)
#Albertsons Cos., Inc., Class A	8,312	259,999
Altria Group, Inc.	217,206	12,070,137
Andersons, Inc. (The), Class A	4,218	211,870
Archer-Daniels-Midland Co.	80,240	7,186,294
#B&G Foods, Inc.	7,358	198,151
*BellRing Brands, Inc.	12,149	260,353
*BJ’s Wholesale Club Holdings, Inc.	16,026	1,031,273
#*Boston Beer Co., Inc. (The), Class A	1,385	519,375
Brown-Forman Corp., Class A	8,944	558,284
Brown-Forman Corp., Class B	46,117	3,110,130
Bunge, Ltd.	19,709	2,229,482
Calavo Growers, Inc.	2,560	92,774
Cal-Maine Foods, Inc.	4,200	225,666
#Campbell Soup Co.	22,568	1,065,661
Casey’s General Stores, Inc.	5,266	1,060,046
#*Celsius Holdings, Inc.	1,109	57,668
*Central Garden & Pet Co.	1,175	51,453
*Central Garden & Pet Co., Class A	5,927	245,259
*Chefs’ Warehouse, Inc. (The)	552	20,203
Church & Dwight Co., Inc.	35,391	3,452,746
Clorox Co. (The)	15,814	2,268,835
Coca-Cola Co. (The)	597,926	38,631,999

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER STAPLES (Continued)
Coca-Cola Consolidated, Inc.	781	$344,812
Colgate-Palmolive Co.	121,805	9,385,075
Conagra Brands, Inc.	59,150	2,066,110
Constellation Brands, Inc., Class A	21,926	5,395,769
Costco Wholesale Corp.	66,469	35,342,897
*Coty, Inc., Class A	46,968	380,911
*Darling Ingredients, Inc.	24,184	1,774,864
Edgewell Personal Care Co.	3,060	116,708
*elf Beauty, Inc.	782	19,026
Energizer Holdings, Inc.	380	11,510
Estee Lauder Cos, Inc. (The)	32,435	8,564,786
Flowers Foods, Inc.	26,290	697,211
Fresh Del Monte Produce, Inc.	3,516	91,592
*Freshpet, Inc.	5,275	492,421
General Mills, Inc.	87,855	6,213,984
*Grocery Outlet Holding Corp.	5,173	174,175
*Hain Celestial Group, Inc. (The)	12,613	423,040
#*Herbalife Nutrition, Ltd.	14,922	396,627
Hershey Co. (The)	21,053	4,753,136
#Hormel Foods Corp.	38,917	2,038,862
*Hostess Brands, Inc.	18,815	426,912
Ingles Markets, Inc., Class A	1,713	159,515
Ingredion, Inc.	9,617	818,503
Inter Parfums, Inc.	3,030	247,642
J & J Snack Foods Corp.	1,999	299,250
J M Smucker Co. (The)	14,900	2,040,257
John B Sanfilippo & Son, Inc.	1,301	101,010
#Kellogg Co.	33,547	2,297,970
Keurig Dr Pepper, Inc.	90,573	3,387,430
Kimberly-Clark Corp.	49,932	6,932,060
Kraft Heinz Co. (The)	64,311	2,741,578
Kroger Co. (The)	109,934	5,932,039
Lamb Weston Holdings, Inc.	20,641	1,364,370
Lancaster Colony Corp.	3,102	481,368
*Landec Corp.	3,292	32,755
*Lifeway Foods, Inc.	315	1,802
McCormick & Co., Inc.	35,682	3,588,539
McCormick & Co., Inc.	1,214	123,549
Medifast, Inc.	2,099	374,378
#MGP Ingredients, Inc.	1,480	135,168
Molson Coors Beverage Co., Class B	15,786	854,654
Mondelez International, Inc., Class A	207,677	13,391,013
*Monster Beverage Corp.	58,141	4,981,521
National Beverage Corp.	2,098	92,480
*Natural Alternatives International, Inc.	709	6,941
Nu Skin Enterprises, Inc., Class A	5,872	250,382
Oil-Dri Corp. of America	641	15,993
PepsiCo., Inc.	208,871	35,865,239
*Performance Food Group Co.	18,825	927,131
Philip Morris International, Inc.	205,073	20,507,300
*Pilgrim’s Pride Corp.	8,443	239,359
*Post Holdings, Inc.	9,144	680,222
PriceSmart, Inc.	2,276	180,828
Procter & Gamble Co. (The)	357,717	57,431,464
Reynolds Consumer Products, Inc.	7,832	231,749

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER STAPLES (Continued)
Sanderson Farms, Inc.	2,302	$435,930
*Seneca Foods Corp., Class A	500	27,125
*Simply Good Foods Co. (The)	8,680	361,522
SpartanNash Co.	4,519	154,911
Spectrum Brands Holdings, Inc.	4,592	390,641
*Sprouts Farmers Market, Inc.	13,996	417,081
Sysco Corp.	72,631	6,208,498
Tootsie Roll Industries, Inc.	2,593	90,816
*TreeHouse Foods, Inc.	3,223	101,525
Tyson Foods, Inc., Class A	41,283	3,845,924
*United Natural Foods, Inc.	7,573	325,109
United-Guardian, Inc.	600	12,924
#Universal Corp.	2,936	169,848
*US Foods Holding Corp.	28,103	1,057,235
*USANA Health Sciences, Inc.	1,600	122,656
Vector Group, Ltd.	13,895	176,744
Walgreens Boots Alliance, Inc.	96,925	4,109,620
Walmart, Inc.	207,610	31,762,254
#WD-40 Co.	1,865	343,123
Weis Markets, Inc.	1,930	154,168

TOTAL CONSUMER STAPLES		370,901,199

ENERGY (4.2%)
Adams Resources & Energy, Inc.	300	11,661
Antero Midstream Corp.	36,600	375,882
*Antero Resources Corp.	40,381	1,421,411
APA Corp.	50,816	2,079,899
#Arch Resources, Inc.	2,200	366,036
Archrock, Inc.	5,910	51,476
Baker Hughes Co.	126,359	3,919,656
Berry Corp.	12,266	134,558
Brigham Minerals, Inc.	9,434	233,775
*Bristow Group, Inc.	1,023	30,506
Cactus, Inc., Class A	7,343	366,636
California Resources Corp.	5,759	231,569
#*Callon Petroleum Co.	5,269	270,142
*Centennial Resource Development, Inc., Class A	31,229	241,712
ChampionX Corp.	30,274	638,781
Cheniere Energy, Inc.	30,953	4,203,727
#Chesapeake Energy Corp.	6,103	500,568
Chevron Corp.	275,982	43,238,100
#Civitas Resources, Inc.	3,997	234,304
#*Clean Energy Fuels Corp.	29,364	172,073
*CNX Resources Corp.	26,507	544,719
*Comstock Resources, Inc.	16,731	284,929
ConocoPhillips	180,354	17,227,414
*CONSOL Energy, Inc.	4,410	209,695
#Continental Resources, Inc.	7,953	441,948
Core Laboratories NV	4,584	119,184
Coterra Energy, Inc.	103,864	2,990,245
#Crescent Energy, Inc., Class A	208	3,268
CVR Energy, Inc.	384	9,627
*Delek US Holdings, Inc.	5,509	133,318
*Denbury, Inc.	7,104	454,514

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ENERGY (Continued)
Devon Energy Corp.	80,691	$4,693,795
DHT Holdings, Inc.	16,318	91,707
Diamondback Energy, Inc.	22,832	2,882,083
*DMC Global, Inc.	1,705	34,083
Dorian LPG, Ltd.	460	6,771
*Dril-Quip, Inc.	4,508	130,191
DT Midstream, Inc.	14,587	784,051
EnLink Midstream LLC	27,239	268,849
EOG Resources, Inc.	72,630	8,480,279
EQT Corp.	42,879	1,704,440
Equitrans Midstream Corp.	17,938	140,993
*Expro Group Holdings NV	10,681	163,206
Exxon Mobil Corp.	606,018	51,663,034
#*Green Plains, Inc.	8,979	252,041
*Gulfport Energy Corp.	1,447	135,989
Halliburton Co.	113,003	4,025,167
*Helix Energy Solutions Group, Inc.	1,500	6,165
Helmerich & Payne, Inc.	14,369	661,405
Hess Corp.	36,973	3,810,807
*HF Sinclair Corp.	17,898	680,482
International Seaways, Inc.	2,198	46,444
Kinder Morgan, Inc.	213,936	3,882,938
*Kosmos Energy, Ltd.	63,155	426,928
*Laredo Petroleum, Inc.	2,566	182,725
*Liberty Oilfield Services, Inc., Class A	11,300	182,382
#Magnolia Oil & Gas Corp., Class A	23,399	543,793
Marathon Oil Corp.	101,063	2,518,490
Marathon Petroleum Corp.	85,996	7,504,011
Matador Resources Co.	16,931	826,571
Murphy Oil Corp.	20,550	782,544
*Nabors Industries, Ltd.	749	115,810
NACCO Industries, Inc., Class A	287	13,225
#New Fortress Energy, Inc.	10,764	417,428
*NexTier Oilfield Solutions, Inc.	24,377	268,878
Northern Oil and Gas, Inc.	6,061	151,404
#NOV, Inc.	55,978	1,014,881
Oasis Petroleum, Inc.	2,129	282,433
Occidental Petroleum Corp.	102,223	5,631,465
*Oceaneering International, Inc.	12,035	136,357
*Oil States International, Inc.	6,970	47,117
ONEOK, Inc.	58,322	3,693,532
Ovintiv, Inc.	32,353	1,656,150
Patterson-UTI Energy, Inc.	13,477	221,562
*PBF Energy, Inc., Class A	638	18,540
PDC Energy, Inc.	11,980	835,485
#*Peabody Energy Corp.	12,501	283,023
Phillips 66	65,784	5,707,420
Pioneer Natural Resources Co.	32,029	7,445,782
*ProPetro Holding Corp.	2,902	41,034
*Range Resources Corp.	30,716	919,637
*Renewable Energy Group, Inc.	5,800	354,148
*REX American Resources Corp.	400	33,852
*RPC, Inc.	7,405	76,568
Schlumberger NV	196,992	7,684,658
Scorpio Tankers, Inc.	5,037	124,565

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ENERGY (Continued)
#*SEACOR Marine Holdings, Inc.	2,211	$15,919
*Select Energy Services, Inc., Class A	5,263	40,841
SFL Corp., Ltd.	10,010	99,299
SM Energy Co.	14,044	498,983
*Southwestern Energy Co.	88,503	663,773
Targa Resources Corp.	28,911	2,122,357
*TechnipFMC PLC	54,364	376,199
#*Tellurian, Inc.	22,667	112,882
*TETRA Technologies, Inc.	30	110
Texas Pacific Land Corp.	316	431,846
*Tidewater, Inc.	916	18,283
*Transocean, Ltd.	72,426	272,322
#*Uranium Energy Corp.	714	3,035
*US Silica Holdings, Inc.	9,446	175,507
Valero Energy Corp.	60,228	6,714,217
*Weatherford International PLC	7,073	228,316
Whiting Petroleum Corp.	4,513	329,675
Williams Cos, Inc. (The)	165,802	5,685,351
World Fuel Services Corp.	8,836	214,008

TOTAL ENERGY		233,831,574

FINANCIALS (11.7%)
1st Source Corp.	2,189	94,718
Affiliated Managers Group, Inc.	6,093	765,098
Aflac, Inc.	94,287	5,400,759
*Alleghany Corp.	1,912	1,599,388
Allegiance Bancshares, Inc.	1,737	70,974
Allstate Corp. (The)	45,230	5,723,404
Ally Financial, Inc.	51,536	2,059,379
A-Mark Precious Metals, Inc.	1,503	118,436
Amerant Bancorp, Inc.	1,965	52,249
American Equity Investment Life Holding Co.	11,056	417,032
American Express Co.	96,454	16,851,478
American Financial Group, Inc.	9,296	1,287,310
American International Group, Inc.	112,267	6,568,742
American National Group, Inc.	921	173,710
Ameriprise Financial, Inc.	17,460	4,635,455
Ameris BanCorp	8,588	358,120
AMERISAFE, Inc.	2,573	119,259
Ameriserv Financial, Inc.	100	397
Aon PLC, Class A	37,941	10,926,629
Apollo Global Management, Inc.	14,843	738,588
*Arch Capital Group, Ltd.	52,391	2,392,697
#Ares Management Corp., Class A	16,733	1,108,059
Argo Group International Holdings, Ltd.	4,101	175,523
Arrow Financial Corp.	1,123	35,150
Arthur J Gallagher & Co.	28,473	4,797,416
Artisan Partners Asset Management, Inc., Class A	1,954	62,802
Associated Banc-Corp.	23,129	461,424
Assurant, Inc.	8,617	1,567,260
Assured Guaranty, Ltd.	14,419	795,208
Atlantic Union Bankshares Corp.	11,803	398,705
*Atlanticus Holdings Corp.	879	37,832
Axis Capital Holdings, Ltd.	12,040	690,253

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
*Axos Financial, Inc.	7,386	$279,782
B. Riley Financial, Inc.	197	8,897
Banc of California, Inc.	5,827	105,119
BancFirst Corp.	1,856	151,728
*BanCorp, Inc. (The)	7,159	162,438
Bank of America Corp.	1,124,315	40,115,559
Bank of Hawaii Corp.	5,506	409,316
Bank of Marin BanCorp	398	12,441
Bank of New York Mellon Corp. (The)	109,854	4,620,459
Bank of NT Butterfield & Son, Ltd. (The)	632	20,243
Bank OZK	16,185	621,828
BankUnited, Inc.	9,575	359,445
Banner Corp.	5,257	282,301
*Berkshire Hathaway, Inc., Class B	279,752	90,312,338
Berkshire Hills BanCorp, Inc.	5,968	147,648
BGC Partners, Inc., Class A	19,690	71,475
BlackRock, Inc.	20,874	13,039,570
Blackstone, Inc., Class A	88,943	9,033,940
*Blucora, Inc.	5,747	116,377
BOK Financial Corp.	4,644	385,127
*Brighthouse Financial, Inc.	5,529	283,969
Brightsphere Investment Group, Inc.	5,289	105,992
Brookline BanCorp, Inc.	9,168	132,569
Brown & Brown, Inc.	34,624	2,145,996
Byline BanCorp, Inc.	1,960	45,982
Cadence Bank	26,804	671,172
Cambridge BanCorp	153	12,502
Camden National Corp.	980	43,855
*Cannae Holdings, Inc.	8,602	192,685
Capital City Bank Group, Inc.	1,069	27,377
Capital One Financial Corp.	62,056	7,733,419
Capitol Federal Financial, Inc.	10,083	97,099
Cathay General BanCorp	10,048	402,824
Cboe Global Markets, Inc.	15,769	1,781,582
#CBTX, Inc.	84	2,396
Central Pacific Financial Corp.	4,331	104,724
Charles Schwab Corp. (The)	202,159	13,409,206
Chubb, Ltd.	58,065	11,987,519
Cincinnati Financial Corp.	21,018	2,578,068
Citigroup, Inc.	268,666	12,952,388
Citizens Community BanCorp, Inc.	600	7,866
Citizens Financial Group, Inc.	64,115	2,526,131
*Citizens, Inc.	4,015	12,005
City Holding Co.	2,057	159,171
CME Group, Inc.	49,422	10,840,221
CNA Financial Corp.	4,268	202,474
CNB Financial Corp.	280	6,958
CNO Financial Group, Inc.	21,156	510,706
#Cohen & Steers, Inc.	3,356	260,728
#*Coinbase Global, Inc., Class A	66	7,439
Columbia Banking System, Inc.	9,681	271,842
*Columbia Financial, Inc.	4,380	83,001
Comerica, Inc.	19,784	1,620,310
Commerce Bancshares, Inc.	17,127	1,170,973
Community Bank System, Inc.	7,087	456,403

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Community Trust BanCorp, Inc.	1,749	$69,628
ConnectOne BanCorp, Inc.	4,334	120,745
*Consumer Portfolio Services, Inc.	1,025	11,685
Cowen, Inc., Class A	4,014	91,720
Crawford & Co., Class A	3,717	28,993
Crawford & Co., Class B	1,800	13,266
*Credit Acceptance Corp.	1,078	552,475
*CrossFirst Bankshares, Inc.	1,414	18,113
Cullen/Frost Bankers, Inc.	7,881	1,042,577
*Customers BanCorp, Inc.	4,730	198,991
CVB Financial Corp.	17,983	413,969
Diamond Hill Investment Group, Inc.	388	65,328
Dime Community Bancshares, Inc.	5,618	176,630
Discover Financial Services	44,910	5,050,579
Donegal Group, Inc., Class A	1,374	18,590
*Donnelley Financial Solutions, Inc.	3,430	100,396
Eagle BanCorp, Inc.	4,407	221,892
East West BanCorp, Inc.	19,102	1,361,973
Eastern Bankshares, Inc.	14,618	280,081
Employers Holdings, Inc.	3,900	153,426
#*Encore Capital Group, Inc.	3,141	181,581
*Enova International, Inc.	4,073	152,330
*Enstar Group, Ltd.	1,386	326,749
Enterprise Financial Services Corp.	5,796	256,009
Equitable Holdings, Inc.	28,364	817,734
#Erie Indemnity Co., Class A	3,717	595,761
Essa BanCorp, Inc.	707	12,160
Essent Group, Ltd.	12,858	521,135
Evercore, Inc.	5,612	593,469
Everest Re Group, Ltd.	5,479	1,505,136
FactSet Research Systems, Inc.	5,431	2,191,354
Farmers National Banc Corp.	332	5,086
FB Financial Corp.	5,134	197,813
Federal Agricultural Mortgage Corp.	1,266	129,676
Federated Hermes, Inc.	11,287	321,454
Fidelity National Financial, Inc.	34,542	1,375,462
Fifth Third BanCorp	105,643	3,964,782
Financial Institutions, Inc.	1,243	34,605
First American Financial Corp.	15,828	922,931
First BanCorp	26,496	360,611
First BanCorp/Southern Pines NC	4,399	164,787
First Busey Corp.	6,250	140,437
First Citizens Bancshares, Inc., Class A	1,560	997,433
First Commonwealth Financial Corp.	12,601	169,861
First Community Bankshares, Inc.	1,700	45,271
First Financial BanCorp	12,346	252,476
First Financial Bankshares, Inc.	18,335	733,033
First Financial Corp.	1,135	48,374
First Foundation, Inc.	3,816	84,792
First Hawaiian, Inc.	18,311	432,323
First Horizon Corp.	68,261	1,527,681
First Interstate BancSystem, Inc., Class A	9,173	298,306
First Merchants Corp.	9,238	362,037
First Mid Bancshares, Inc.	403	14,524
First of Long Island Corp. (The)	194	3,255

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
First Republic Bank	24,548	$3,663,053
FirstCash Holdings, Inc.	5,865	467,910
Flagstar BanCorp, Inc.	7,976	281,553
Flushing Financial Corp.	3,151	67,746
FNB Corp.	49,496	570,194
Franklin Resources, Inc.	42,424	1,043,206
Fulton Financial Corp.	20,912	317,235
*Genworth Financial, Inc., Class A	20,945	77,706
German American BanCorp, Inc.	2,097	73,605
Glacier BanCorp, Inc.	13,929	637,391
Global Indemnity Group LLC, Class A	1,192	30,920
Globe Life, Inc.	14,825	1,454,036
Goldman Sachs Group, Inc. (The)	44,586	13,620,577
Great Southern BanCorp, Inc.	1,100	62,414
*Green Dot Corp., Class A	6,227	164,891
Hamilton Lane, Inc., Class A	3,058	209,718
Hancock Whitney Corp.	11,053	516,949
Hanmi Financial Corp.	3,508	81,210
Hanover Insurance Group, Inc. (The)	5,113	750,691
HarborOne BanCorp, Inc.	3,136	41,991
Hartford Financial Services Group, Inc. (The)	46,688	3,264,892
HCI Group, Inc.	1,104	70,755
Heartland Financial USA, Inc.	2,144	93,843
Heritage Commerce Corp.	6,041	67,840
Heritage Financial Corp.	2,982	72,224
Hilltop Holdings, Inc.	10,005	255,027
Home Bancshares, Inc.	23,407	506,059
HomeStreet, Inc.	2,186	88,730
Hometrust Bancshares, Inc.	1,062	28,706
Hope BanCorp, Inc.	14,900	213,070
Horace Mann Educators Corp.	5,972	237,984
Horizon BanCorp, Inc.	1,048	18,319
Houlihan Lokey, Inc.	6,022	501,572
Huntington Bancshares, Inc.	169,010	2,222,481
Independent Bank Corp.	7,005	540,506
Independent Bank Corp.	325	6,415
Independent Bank Group, Inc.	3,987	270,319
Interactive Brokers Group, Inc.	12,237	728,836
Intercontinental Exchange, Inc.	81,571	9,446,738
International Bancshares Corp.	7,443	296,157
Invesco, Ltd.	44,420	816,440
James River Group Holdings, Ltd.	1,862	44,148
Janus Henderson Group PLC	17,364	529,255
Jefferies Financial Group, Inc.	14,860	457,094
JPMorgan Chase & Co.	441,004	52,638,237
Kearny Financial Corp.	9,199	109,100
Kemper Corp.	4,800	221,568
KeyCorp.	125,576	2,424,873
Kinsale Capital Group, Inc.	3,211	711,847
KKR & Co., Inc.	54,544	2,780,108
Lakeland BanCorp, Inc.	7,029	105,646
#Lakeland Financial Corp.	3,269	238,049
#Lazard, Ltd., Class A	995	32,606
*LendingClub Corp.	8,347	127,292
Lincoln National Corp.	25,379	1,526,547

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Live Oak Bancshares, Inc.	3,348	$141,721
Loews Corp.	31,990	2,010,252
LPL Financial Holdings, Inc.	11,875	2,230,956
M&T Bank Corp.	22,763	3,793,226
Macatawa Bank Corp.	886	7,752
*Markel Corp.	1,772	2,398,012
MarketAxess Holdings, Inc.	5,151	1,357,855
Marsh & McLennan Cos., Inc.	73,473	11,880,584
#*MBIA, Inc.	14,600	175,784
Mercantile Bank Corp.	340	10,676
Mercury General Corp.	3,146	158,653
#Meta Financial Group, Inc.	3,525	153,866
MetLife, Inc.	98,846	6,492,205
*Metropolitan Bank Holding Corp.	745	66,342
MGIC Investment Corp.	25,984	339,351
Midland States BanCorp, Inc.	890	23,460
Moelis & Co., Class A	6,101	270,030
Moody’s Corp.	25,004	7,913,266
Morgan Stanley	202,190	16,294,492
Morningstar, Inc.	3,213	813,628
*Mr. Cooper Group, Inc.	5,941	267,167
MSCI, Inc.	11,928	5,024,670
Nasdaq, Inc.	15,459	2,432,783
National Bank Holdings Corp., Class A	4,119	150,385
Navient Corp.	21,774	345,989
NBT BanCorp, Inc.	5,324	187,405
Nelnet, Inc., Class A	3,140	257,700
#New York Community BanCorp, Inc.	38,327	354,141
*Nicolet Bankshares, Inc.	877	71,370
*NMI Holdings, Inc., Class A	9,277	170,511
Northern Trust Corp.	27,407	2,824,291
Northfield BanCorp, Inc.	5,064	66,288
Northrim BanCorp, Inc.	600	24,042
Northwest Bancshares, Inc.	15,031	190,593
OceanFirst Financial Corp.	6,774	126,877
OFG BanCorp	7,064	187,761
Old National BanCorp	34,484	522,777
Old Republic International Corp.	37,113	816,857
OneMain Holdings, Inc.	4,021	184,685
Oppenheimer Holdings, Inc., Class A	765	24,648
Origin BanCorp, Inc.	1,773	66,807
Pacific Premier BanCorp, Inc.	5,002	156,863
PacWest BanCorp	15,608	513,347
*Palomar Holdings, Inc.	360	19,602
#Park National Corp.	1,429	168,408
Peapack-Gladstone Financial Corp.	1,562	48,406
PennyMac Financial Services, Inc.	4,774	231,825
Peoples BanCorp, Inc.	1,433	39,293
Pinnacle Financial Partners, Inc.	10,246	794,577
Piper Sandler Cos.	2,783	319,989
PJT Partners, Inc., Class A	2,713	179,031
PNC Financial Services Group, Inc. (The)	59,555	9,892,085
Popular, Inc.	11,636	907,492
*PRA Group, Inc.	5,710	239,991
Preferred Bank	1,857	124,642

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Premier Financial Corp.	3,504	$92,996
Primerica, Inc.	6,165	798,737
Principal Financial Group, Inc.	34,334	2,339,519
ProAssurance Corp.	7,130	175,184
*PROG Holdings, Inc.	8,015	212,157
Progressive Corp. (The)	82,335	8,839,486
Prosperity Bancshares, Inc.	11,850	774,753
Provident Financial Services, Inc.	8,272	183,059
Prudential Financial, Inc.	53,682	5,825,034
#Pzena Investment Management, Inc., Class A	566	3,560
QCR Holdings, Inc.	1,184	64,279
Radian Group, Inc.	18,341	392,314
Raymond James Financial, Inc.	23,590	2,299,081
Regional Management Corp.	133	5,726
Regions Financial Corp.	138,678	2,873,408
Reinsurance Group of America, Inc.	8,490	911,147
RenaissanceRe Holdings, Ltd.	6,051	868,440
Renasant Corp.	4,649	138,494
Republic BanCorp, Inc., Class A	805	33,552
RLI Corp.	6,072	696,944
#Rocket Cos., Inc., Class A	10,163	89,943
S&P Global, Inc.	36,687	13,812,655
S&T BanCorp, Inc.	4,265	120,529
Safety Insurance Group, Inc.	2,080	178,963
Sandy Spring BanCorp, Inc.	5,273	207,071
Seacoast Banking Corp. of Florida	6,335	205,887
SEI Investments Co.	18,553	1,033,773
Selective Insurance Group, Inc.	8,091	666,375
ServisFirst Bancshares, Inc.	5,806	466,338
Sierra BanCorp	240	5,220
Signature Bank	7,226	1,750,498
Simmons First National Corp., Class A	7,397	176,566
*SiriusPoint, Ltd.	3,922	24,630
SLM Corp.	52,087	871,415
Southside Bancshares, Inc.	3,294	129,092
SouthState Corp.	10,132	784,622
State Street Corp.	49,542	3,317,828
Stewart Information Services Corp.	2,748	141,797
Stifel Financial Corp.	13,183	815,369
Stock Yards BanCorp, Inc.	3,188	166,669
*StoneX Group, Inc.	2,923	198,121
*SVB Financial Group	7,015	3,420,795
Synchrony Financial	58,781	2,163,729
Synovus Financial Corp.	19,151	795,533
T.Rowe Price Group, Inc.	33,377	4,106,706
Territorial BanCorp, Inc.	840	19,076
*Texas Capital Bancshares, Inc.	5,760	295,834
TFS Financial Corp.	9,949	149,136
#Tompkins Financial Corp.	1,652	120,596
Towne Bank	7,933	218,713
Tradeweb Markets, Inc., Class A	5,196	369,903
Travelers Cos, Inc. (The)	37,844	6,473,595
TriCo Bancshares	3,326	124,891
*TriState Capital Holdings, Inc.	809	24,440
*Triumph BanCorp, Inc.	3,157	219,222

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Truist Financial Corp.	180,022	$8,704,064
#*Trupanion, Inc.	2,415	153,642
Trustmark Corp.	8,290	231,125
UMB Financial Corp.	5,677	511,952
Umpqua Holdings Corp.	24,584	406,619
United Bankshares, Inc.	10,396	345,771
United Community Banks, Inc.	10,648	320,931
United Security Bancshares/Fresno CA	1,875	15,056
Universal Insurance Holdings, Inc.	3,400	42,704
Univest Financial Corp.	2,249	56,675
Unum Group	25,765	786,348
US BanCorp	188,785	9,167,400
Valley National BanCorp	51,144	612,705
Value Line, Inc.	135	8,838
Veritex Holdings, Inc.	4,689	154,034
#Victory Capital Holdings, Inc., Class A	154	4,156
Virtu Financial, Inc., Class A	9,373	270,692
Virtus Investment Partners, Inc.	757	134,110
Voya Financial, Inc.	19,581	1,236,344
W. R. Berkley Corp.	30,844	2,050,818
Walker & Dunlop, Inc.	4,148	496,764
Washington Federal, Inc.	11,245	342,185
Washington Trust BanCorp, Inc.	1,700	79,798
Waterstone Financial, Inc.	1,767	28,378
Webster Financial Corp.	21,674	1,083,483
Wells Fargo & Co.	516,006	22,513,342
WesBanco, Inc.	5,561	179,287
West BanCorp, Inc.	2,033	50,825
Westamerica BanCorp	3,207	188,956
Western Alliance BanCorp	11,526	877,244
White Mountains Insurance Group, Ltd.	483	506,194
Willis Towers Watson PLC	17,072	3,668,090
Wintrust Financial Corp.	7,788	680,048
WisdomTree Investments, Inc.	1,940	11,310
#*World Acceptance Corp.	151	28,495
WSFS Financial Corp.	9,052	362,714
Zions BanCorp NA	25,384	1,434,450

TOTAL FINANCIALS		652,549,157

HEALTH CARE (14.0%)
*10X Genomics, Inc., Class A	492	23,498
#*2Seventy bio, Inc.	2,329	31,348
Abbott Laboratories	256,331	29,093,568
AbbVie, Inc.	259,734	38,149,730
*ABIOMED, Inc.	6,668	1,910,915
*Acadia Healthcare Co., Inc.	11,929	809,741
*Addus HomeCare Corp.	1,997	168,307
#Agilent Technologies, Inc.	44,317	5,285,689
*Agios Pharmaceuticals, Inc.	1,960	43,061
*Albireo Pharma, Inc.	388	12,346
*Alector, Inc.	3,648	35,021
*Align Technology, Inc., Class A	10,867	3,150,452
*Alkermes PLC	18,339	529,080
*Allscripts Healthcare Solutions, Inc.	18,020	372,293

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*Alnylam Pharmaceuticals, Inc.	16,237	$2,166,503
*Amedisys, Inc., Class B	4,267	544,683
AmerisourceBergen Corp.	23,858	3,609,477
Amgen, Inc.	81,918	19,102,458
*AMN Healthcare Services, Inc.	6,500	635,375
*Amphastar Pharmaceuticals, Inc.	5,832	206,861
*AngioDynamics, Inc.	4,511	94,957
*Anika Therapeutics, Inc.	1,888	40,649
*Antares Pharma, Inc.	3,908	21,748
Anthem, Inc.	35,360	17,748,245
#*Arcus Biosciences, Inc.	4,356	105,459
*Arrowhead Pharmaceuticals, Inc.	10,653	437,945
#*Artivion, Inc.	4,361	88,485
AstraZeneca PLC, Sponsored ADR	58,004	3,851,466
*AtriCure, Inc.	4,507	234,049
Atrion Corp.	200	125,324
*Avanos Medical, Inc.	5,856	170,761
*Avantor, Inc.	41,358	1,318,493
#*Avid Bioservices, Inc.	206	2,773
#*Avidity Biosciences, Inc.	2,259	32,304
*Axonics, Inc.	3,931	203,704
Baxter International, Inc.	72,384	5,143,607
#Becton Dickinson and Co.	38,413	9,495,309
*Biogen, Inc.	21,576	4,475,725
*Biohaven Pharmaceutical Holding Co., Ltd.	2,718	242,364
*BioMarin Pharmaceutical, Inc.	12,651	1,029,159
*Bio-Rad Laboratories, Inc., Class A	3,154	1,615,037
Bio-Techne Corp.	5,731	2,176,003
*Bluebird Bio, Inc.	6,989	25,370
*Blueprint Medicines Corp.	1,283	74,863
*Boston Scientific Corp.	195,998	8,253,476
Bristol-Myers Squibb Co.	294,909	22,197,800
*Brookdale Senior Living, Inc.	14,155	87,478
Bruker Corp.	15,269	877,815
*Cara Therapeutics, Inc.	3,982	34,723
Cardinal Health, Inc.	36,082	2,094,560
*CareDx, Inc.	4,054	123,404
*Catalent, Inc.	21,596	1,955,734
*Catalyst Pharmaceuticals, Inc.	12,071	91,981
#*Celldex Therapeutics, Inc.	6,137	187,485
*Centene Corp.	77,894	6,274,362
Cerner Corp.	39,620	3,710,017
*Change Healthcare, Inc.	43,190	1,017,556
*Charles River Laboratories International, Inc.	7,199	1,738,630
Chemed Corp.	2,338	1,148,870
#*ChemoCentryx, Inc.	4,305	79,470
Cigna Corp.	48,113	11,873,326
*Codexis, Inc.	1,211	14,568
*Collegium Pharmaceutical, Inc.	5,046	81,241
*Community Health Systems, Inc.	22,060	169,200
*Computer Programs and Systems, Inc.	1,145	36,548
CONMED Corp.	4,332	575,983
Cooper Cos, Inc. (The)	6,853	2,474,207
*Corcept Therapeutics, Inc.	10,256	220,607
*CorVel Corp.	1,799	278,989

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*Covetrus, Inc.	19,020	$262,476
#*Crinetics Pharmaceuticals, Inc.	22	447
*Cross Country Healthcare, Inc.	4,075	76,365
*Cutera, Inc.	1,500	81,465
CVS Health Corp.	193,106	18,563,280
Danaher Corp.	87,195	21,897,280
*DaVita, Inc.	12,282	1,331,000
*Denali Therapeutics, Inc.	8,820	209,916
DENTSPLY SIRONA, Inc.	31,120	1,244,489
*DexCom, Inc.	13,671	5,585,697
#*Eagle Pharmaceuticals, Inc.	1,230	54,280
*Edwards Lifesciences Corp.	92,157	9,748,367
*Elanco Animal Health, Inc.	61,486	1,556,211
Eli Lilly & Co.	128,920	37,661,400
#*Embecta Corp.	7,715	234,767
*Emergent BioSolutions, Inc.	6,954	225,171
*Enanta Pharmaceuticals, Inc.	3,269	210,524
Encompass Health Corp.	14,435	993,561
#*Enovis Corp.	3,496	226,786
Ensign Group, Inc. (The)	7,060	567,130
*Envista Holdings Corp.	23,202	919,263
*Enzo Biochem, Inc.	3,718	9,481
*Evolent Health, Inc., Class A	15,582	428,817
#*Exact Sciences Corp.	21,896	1,205,375
*Exelixis, Inc.	42,986	960,307
#*Fate Therapeutics, Inc.	3,982	113,726
*FibroGen, Inc.	11,331	105,378
*Fulgent Genetics, Inc.	1,980	108,662
Gilead Sciences, Inc.	153,631	9,116,464
*Glaukos Corp.	5,808	274,660
#*Global Blood Therapeutics, Inc.	2,335	71,684
*Globus Medical, Inc.	11,835	783,714
#*Guardant Health, Inc.	3,192	196,946
*Haemonetics Corp.	7,015	355,450
*Halozyme Therapeutics, Inc.	14,984	597,862
*Hanger, Inc.	3,139	51,605
*Harvard Bioscience, Inc.	4,139	21,606
HCA Healthcare, Inc.	38,962	8,359,297
#*Health Catalyst, Inc.	2,370	39,437
*HealthEquity, Inc.	5,114	318,704
*HealthStream, Inc.	2,809	53,652
*Henry Schein, Inc.	20,226	1,640,329
*Heska Corp.	156	17,135
*Hologic, Inc.	36,298	2,613,093
*Horizon Therapeutics PLC	28,760	2,834,586
Humana, Inc.	18,506	8,227,027
*ICU Medical, Inc.	2,566	549,098
*IDEXX Laboratories, Inc., Class B	12,385	5,331,495
*Illumina, Inc.	20,306	6,023,775
*Inari Medical, Inc.	46	3,712
*Incyte Corp.	15,989	1,198,535
#*Innoviva, Inc.	7,526	128,394
*Insmed, Inc.	8,419	184,965
*Insulet Corp.	9,416	2,250,330
*Integer Holdings Corp.	5,038	378,706

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*Integra LifeSciences Holdings Corp.	9,872	$603,772
*Intellia Therapeutics, Inc.	2,970	145,619
*Intra-Cellular Therapies, Inc.	7,505	379,828
*IntriCon Corp.	800	19,208
*Intuitive Surgical, Inc.	51,315	12,279,680
*Ionis Pharmaceuticals, Inc.	644	23,673
*Iovance Biotherapeutics, Inc.	9,903	150,030
*IQVIA Holdings, Inc.	21,250	4,632,287
*iRhythm Technologies, Inc.	350	43,179
#*Ironwood Pharmaceuticals, Inc.	17,565	210,780
*IVERIC bio, Inc.	11,520	159,552
*Jazz Pharmaceuticals PLC	7,280	1,166,402
Johnson & Johnson	380,046	68,583,101
*Karuna Therapeutics, Inc.	591	65,873
*Kezar Life Sciences, Inc.	1,911	22,703
*Krystal Biotech, Inc.	1,265	76,672
*Kura Oncology, Inc.	6,847	98,254
*Kymera Therapeutics, Inc.	2,195	68,813
*Laboratory Corp. of America Holdings	13,637	3,276,698
*Lantheus Holdings, Inc.	7,825	519,658
LeMaitre Vascular, Inc.	2,283	98,648
*Lensar, Inc.	1,109	8,085
*LHC Group, Inc.	4,667	774,022
*Ligand Pharmaceuticals, Inc.	2,961	274,958
*LivaNova PLC	5,574	427,303
*Madrigal Pharmaceuticals, Inc.	502	35,140
*Maravai LifeSciences Holdings, Inc., Class A	5,893	181,092
*Masimo Corp.	7,645	863,656
McKesson Corp.	22,060	6,829,997
*MEDNAX, Inc.	13,090	242,427
*Medpace Holdings, Inc.	3,728	497,949
Medtronic PLC	198,199	20,684,048
Merck & Co., Inc.	369,679	32,786,831
*Meridian Bioscience, Inc.	4,949	126,645
*Merit Medical Systems, Inc.	7,199	446,410
Mesa Laboratories, Inc.	40	8,545
*Mettler-Toledo International, Inc.	3,689	4,712,808
*Mirati Therapeutics, Inc.	1,438	88,854
*Moderna, Inc.	42,902	5,766,458
*ModivCare, Inc.	1,606	166,976
*Molina Healthcare, Inc.	8,159	2,557,439
*Myriad Genetics, Inc.	11,918	244,319
National HealthCare Corp.	1,000	68,060
National Research Corp.	804	27,577
*Natus Medical, Inc.	3,868	128,688
*Neogen Corp.	4,812	127,037
*NeoGenomics, Inc.	11,937	112,805
*Neurocrine Biosciences, Inc.	14,270	1,284,728
*NextGen Healthcare, Inc.	6,093	114,853
#*Novocure, Ltd.	11,200	857,696
*NuVasive, Inc.	7,106	365,533
*Omnicell, Inc.	5,501	600,544
*OPKO Health, Inc.	47,940	129,438
*Option Care Health, Inc.	13,567	405,382
*OraSure Technologies, Inc.	4,876	29,939

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
Organon & Co.	35,310	$1,141,572
Owens & Minor, Inc.	7,083	251,376
*Pacira BioSciences, Inc.	6,533	487,166
Patterson Cos., Inc.	10,102	310,839
#<*»PDL BioPharma, Inc.	14,616	50,133
#*Pennant Group, Inc. (The)	3,134	51,366
#*Penumbra, Inc.	4,793	827,080
PerkinElmer, Inc.	16,360	2,398,540
Perrigo Co. PLC	760	26,068
Pfizer, Inc.	815,611	40,022,032
#*Phreesia, Inc.	3,004	68,732
Premier, Inc., Class A	14,499	525,009
*Prestige Consumer Healthcare, Inc.	6,439	351,956
*Progyny, Inc.	272	10,458
*Prothena Corp. PLC	2,875	83,835
*Quanterix Corp.	804	17,841
Quest Diagnostics, Inc.	17,753	2,376,062
*Quidel Corp.	5,565	559,950
*R1 RCM, Inc.	12,772	287,625
*RadNet, Inc.	3,626	70,707
*Regeneron Pharmaceuticals, Inc.	12,939	8,528,224
*REGENXBIO, Inc.	680	18,877
*Relmada Therapeutics, Inc.	4,314	108,325
*Repligen Corp.	6,466	1,016,714
ResMed, Inc.	22,120	4,423,336
*REVOLUTION Medicines, Inc.	3,854	76,964
*Sage Therapeutics, Inc.	4,629	145,906
*Sarepta Therapeutics, Inc.	8,528	616,745
#*Schrodinger, Inc.	3,713	91,785
*Seagen, Inc.	18,178	2,381,500
*SeaSpine Holdings Corp.	919	8,556
Select Medical Holdings Corp.	14,898	336,844
*Shockwave Medical, Inc.	344	51,989
#Simulations Plus, Inc.	564	26,316
*Sotera Health Co.	2,294	46,752
*STAAR Surgical Co.	2,865	163,563
STERIS PLC	12,408	2,780,012
Stryker Corp.	49,943	12,049,248
*Supernus Pharmaceuticals, Inc.	6,256	174,542
*Surgery Partners, Inc.	4,008	205,049
#*Surmodics, Inc.	1,400	54,124
*Syndax Pharmaceuticals, Inc.	2,578	43,233
*Syneos Health, Inc.	13,160	961,864
*Tandem Diabetes Care, Inc.	8,097	781,199
#*Teladoc Health, Inc.	8,585	289,830
Teleflex, Inc.	6,469	1,847,676
*Tenet Healthcare Corp.	13,280	962,933
Thermo Fisher Scientific, Inc.	57,288	31,675,681
*Tivity Health, Inc.	3,156	101,402
#*Travere Therapeutics, Inc.	5,442	136,757
*Turning Point Therapeutics, Inc.	636	18,724
*Ultragenyx Pharmaceutical, Inc.	6,016	425,271
*United Therapeutics Corp.	5,900	1,047,604
UnitedHealth Group, Inc.	138,251	70,307,546
Universal Health Services, Inc., Class B	10,409	1,275,415

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
#US Physical Therapy, Inc.	1,603	$166,343
Utah Medical Products, Inc.	276	23,347
*Vanda Pharmaceuticals, Inc.	696	6,904
*Varex Imaging Corp.	4,622	91,747
*Veeva Systems, Inc., Class A	19,217	3,496,533
*Vericel Corp.	4,081	116,308
*Vertex Pharmaceuticals, Inc.	34,915	9,539,476
Viatris, Inc.	107,988	1,115,516
*Waters Corp.	8,776	2,659,304
West Pharmaceutical Services, Inc.	10,438	3,288,596
*Xencor, Inc.	5,879	146,857
*Xenon Pharmaceuticals, Inc.	1,217	34,405
*Zentalis Pharmaceuticals, Inc.	2,250	59,670
Zimmer Biomet Holdings, Inc.	28,319	3,419,519
*Zimvie, Inc.	2,831	63,697
Zoetis, Inc.	66,820	11,843,845

TOTAL HEALTH CARE		780,207,709

INDUSTRIALS (9.1%)
3M Co.	78,976	11,389,919
A. O. Smith Corp.	17,264	1,008,736
AAON, Inc.	7,351	358,288
*AAR Corp.	3,583	168,329
ABM Industries, Inc.	8,793	424,438
ACCO Brands Corp.	8,820	64,651
Acme United Corp.	400	13,196
Acuity Brands, Inc.	4,607	794,615
Advanced Drainage Systems, Inc.	7,202	737,917
AECOM	21,416	1,511,113
*Aerojet Rocketdyne Holdings, Inc.	11,246	449,615
*AeroVironment, Inc.	4,026	323,368
AGCO Corp.	8,730	1,112,202
Air Lease Corp.	15,165	610,846
*Air Transport Services Group, Inc.	8,728	273,186
Alamo Group, Inc.	1,990	251,616
*Alaska Air Group, Inc.	12,855	699,183
Albany International Corp.	4,447	347,844
*Allegiant Travel Co.	2,247	348,712
Allegion PLC	12,951	1,479,522
Allison Transmission Holdings, Inc.	16,906	632,961
Altra Industrial Motion Corp.	7,121	277,719
AMERCO	1,101	589,563
*Ameresco, Inc., Class A	3,043	153,489
#*American Airlines Group, Inc.	42,053	789,335
*American Woodmark Corp.	1,591	74,538
AMETEK, Inc.	32,301	4,078,324
*API Group Corp.	12,473	231,499
#Apogee Enterprises, Inc.	3,000	132,000
Applied Industrial Technologies, Inc.	4,882	511,097
ArcBest Corp.	3,060	220,810
Arcosa, Inc.	6,333	339,005
Argan, Inc.	1,347	49,543
*Armstrong Flooring, Inc.	2,092	3,431
Armstrong World Industries, Inc.	7,140	604,472

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*ASGN, Inc.	7,367	$835,786
Astec Industries, Inc.	2,360	92,276
*Astronics Corp.	1,186	11,492
*Astronics Corp., Class B	636	6,268
*Atkore, Inc.	6,493	623,977
*Atlas Air Worldwide Holdings, Inc., Class A	3,553	244,944
*Avis Budget Group, Inc.	10,677	2,857,913
*Axon Enterprise, Inc.	8,720	978,384
AZZ, Inc.	3,091	141,073
Barnes Group, Inc.	6,294	211,353
Barrett Business Services, Inc.	825	59,375
*Beacon Roofing Supply, Inc.	8,682	517,708
*BlueLinx Holdings, Inc.	1,272	84,804
*Boeing Co. (The)	79,658	11,856,297
Boise Cascade Co.	6,147	464,590
Booz Allen Hamilton Holding Corp.	19,246	1,571,051
Brady Corp., Class A	6,719	300,675
*BrightView Holdings, Inc.	2,346	29,700
Brink’s Co. (The)	7,064	416,423
*Builders FirstSource, Inc.	25,883	1,593,616
BWX Technologies, Inc.	12,919	670,754
*CACI International, Inc., Class A	3,815	1,012,119
Carlisle Cos., Inc.	8,091	2,098,482
Carrier Global Corp.	112,831	4,318,042
*Casella Waste Systems, Inc.	7,934	652,492
Caterpillar, Inc.	80,435	16,934,785
*CBIZ, Inc.	8,297	347,561
CH Robinson Worldwide, Inc.	18,729	1,988,083
*Chart Industries, Inc.	5,069	855,749
*Cimpress PLC	3,502	176,886
Cintas Corp.	13,423	5,332,421
*CIRCOR International, Inc.	1,580	31,047
#*Clarivate PLC	5,118	80,250
*Clean Harbors, Inc.	7,346	770,816
Columbus McKinnon Corp.	2,630	93,234
Comfort Systems USA, Inc.	4,932	416,359
*Construction Partners, Inc., Class A	2,570	66,332
#*Copa Holdings SA, Class A	878	66,175
*Copart, Inc.	29,930	3,401,544
*Cornerstone Building Brands, Inc.	876	21,366
Costamare, Inc.	1,230	16,494
*CoStar Group, Inc.	50,973	3,242,902
Covenant Logistics Group, Inc.	779	16,001
CRA International, Inc.	1,072	88,301
Crane Co.	5,866	564,485
CSW Industrials, Inc.	1,519	160,270
CSX Corp.	320,075	10,991,376
Cummins, Inc.	19,850	3,755,422
Curtiss-Wright Corp.	5,709	815,873
Deere & Co.	43,373	16,375,476
*Delta Air Lines, Inc.	86,825	3,736,080
Deluxe Corp.	5,176	140,166
Donaldson Co., Inc.	17,602	863,202
Douglas Dynamics, Inc.	3,141	97,245
Dover Corp.	20,136	2,684,129

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Ducommun, Inc.	1,100	$56,177
*Dun & Bradstreet Holdings, Inc.	19,628	309,926
*DXP Enterprises, Inc.	1,275	30,128
*Dycom Industries, Inc.	4,986	423,361
Eastern Co. (The)	600	13,860
Eaton Corp PLC	53,703	7,788,009
EMCOR Group, Inc.	8,359	890,066
Emerson Electric Co.	84,540	7,623,817
Encore Wire Corp.	3,195	360,428
#*Energy Recovery, Inc.	5,811	107,620
Enerpac Tool Group Corp.	6,875	138,050
EnerSys	5,842	382,417
Ennis, Inc.	2,716	46,851
EnPro Industries, Inc.	3,009	280,469
Equifax, Inc.	17,693	3,600,879
*ESAB Corp.	3,495	164,265
ESCO Technologies, Inc.	4,368	272,782
*Evoqua Water Technologies Corp.	14,191	591,623
Expeditors International of Washington, Inc.	23,742	2,352,120
Exponent, Inc.	7,303	699,700
Fastenal Co.	82,953	4,588,130
Federal Signal Corp.	8,821	300,179
FedEx Corp.	36,731	7,299,919
Flowserve Corp.	18,000	588,780
*Fluor Corp.	11,628	287,793
#*Forrester Research, Inc.	1,137	63,320
Fortive Corp.	37,725	2,169,188
Fortune Brands Home & Security, Inc.	20,496	1,460,340
Forward Air Corp.	4,083	395,929
*Franklin Covey Co.	1,500	60,105
Franklin Electric Co., Inc.	5,400	377,676
*FTI Consulting, Inc.	5,750	906,832
#*Fuelcell Energy, Inc.	36,385	148,451
*Gates Industrial Corp. PLC	6,800	86,700
GATX Corp.	4,700	485,933
Genco Shipping & Trading, Ltd.	1,811	39,896
*Gencor Industries, Inc.	600	6,012
*Generac Holdings, Inc.	8,724	1,913,871
General Dynamics Corp.	32,460	7,677,764
General Electric Co.	142,927	10,655,208
*Gibraltar Industries, Inc.	4,370	165,361
Global Industrial Co.	373	11,511
*GMS, Inc.	4,411	211,507
Gorman-Rupp Co. (The)	2,441	77,770
Graco, Inc.	24,324	1,508,574
GrafTech International, Ltd.	490	4,449
Graham Corp.	1,500	10,935
Granite Construction, Inc.	2,341	69,411
*Great Lakes Dredge & Dock Corp.	6,665	92,044
Greenbrier Cos., Inc. (The)	3,749	160,120
Griffon Corp.	5,073	94,916
*GXO Logistics, Inc.	13,417	794,152
H&E Equipment Services, Inc.	3,851	136,633
*Harsco Corp.	2,251	23,005
#*Hawaiian Holdings, Inc.	5,254	89,108

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
Healthcare Services Group, Inc.	900	$15,381
Heartland Express, Inc.	5,162	71,236
HEICO Corp.	6,163	870,400
HEICO Corp., Class A	11,031	1,286,656
Heidrick & Struggles International, Inc.	1,861	59,478
Helios Technologies, Inc.	3,697	248,364
Herc Holdings, Inc.	2,383	304,595
Hexcel Corp.	10,364	563,387
Hillenbrand, Inc.	6,124	249,982
#HNI Corp.	5,277	188,072
Honeywell International, Inc.	100,799	19,505,614
Howmet Aerospace, Inc.	52,033	1,775,366
*Hub Group, Inc., Class A	4,646	312,025
Hubbell, Inc.	7,636	1,491,769
Huntington Ingalls Industries, Inc.	5,833	1,240,912
Hurco Cos., Inc.	883	25,051
*Huron Consulting Group, Inc., Class A	4,499	232,958
Hyster-Yale Materials Handling, Inc.	1,066	32,748
*IAA, Inc.	18,971	695,287
ICF International, Inc.	2,077	205,228
IDEX Corp.	10,927	2,074,163
*IES Holdings, Inc., Class A	858	25,139
Illinois Tool Works, Inc.	47,308	9,324,880
Ingersoll Rand, Inc.	53,915	2,370,103
*Innovative Solutions and Support, Inc.	1,906	14,257
Insperity, Inc.	5,673	601,622
Insteel Industries, Inc.	2,000	84,840
Interface, Inc.	6,700	85,023
ITT, Inc.	12,990	912,158
Jacobs Engineering Group, Inc.	19,073	2,642,564
JB Hunt Transport Services, Inc.	12,053	2,059,255
*JELD-WEN Holding, Inc.	1,378	28,649
*JetBlue Airways Corp.	40,777	448,955
John Bean Technologies Corp., Class A	4,192	494,195
Johnson Controls International PLC	103,349	6,187,505
Kadant, Inc.	1,415	261,775
Kaman Corp.	3,743	146,014
*KAR Auction Services, Inc.	16,984	248,985
KBR, Inc.	19,625	966,139
Kelly Services, Inc., Class A	2,829	54,571
Kennametal, Inc.	9,971	256,554
Kforce, Inc.	3,149	220,587
Kimball International, Inc., Class B	4,201	32,264
*Kirby Corp.	8,110	528,772
Knight-Swift Transportation Holdings, Inc.	16,494	789,898
Korn Ferry	6,771	416,010
*Kratos Defense & Security Solutions, Inc.	15,020	227,853
L3Harris Technologies, Inc.	29,779	6,916,471
Landstar System, Inc.	5,264	815,394
*Lawson Products, Inc.	649	24,656
Leidos Holdings, Inc.	19,414	2,009,543
Lennox International, Inc.	4,771	1,017,129
Lincoln Electric Holdings, Inc.	8,460	1,139,816
Lindsay Corp.	1,349	182,317
Lockheed Martin Corp.	35,455	15,320,815

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
LSI Industries, Inc.	2,400	$17,256
*Lyft, Inc., Class A	756	24,646
*Manitowoc Co., Inc. (The)	2,711	35,894
ManpowerGroup, Inc.	7,814	704,823
ManTech International Corp., Class A	4,027	323,529
Marten Transport, Ltd.	8,380	145,644
Masco Corp.	35,830	1,887,883
*Masonite International Corp.	3,096	240,002
*MasTec, Inc.	9,446	680,206
*Matrix Service Co.	3,023	20,556
Matson, Inc.	5,571	479,217
Matthews International Corp., Class A	3,280	97,777
Maxar Technologies, Inc.	7,637	245,988
McGrath RentCorp.	2,804	234,022
*Mercury Systems, Inc.	6,361	354,880
*Meritor, Inc.	9,605	344,916
*Middleby Corp. (The)	7,447	1,146,019
Miller Industries, Inc.	1,421	38,097
MillerKnoll, Inc.	8,762	278,018
#*Montrose Environmental Group, Inc.	3,252	147,543
Moog, Inc., Class A	3,947	315,247
*MRC Global, Inc.	9,392	112,610
MSA Safety, Inc.	5,026	606,588
MSC Industrial Direct Co., Inc.	5,873	486,637
Mueller Industries, Inc.	5,863	317,481
Mueller Water Products, Inc., Class A	20,756	249,695
*MYR Group, Inc.	2,355	186,257
National Presto Industries, Inc.	737	52,423
Nielsen Holdings PLC	40,726	1,091,864
Nordson Corp.	7,405	1,597,184
Norfolk Southern Corp.	37,528	9,677,721
Northrop Grumman Corp.	22,225	9,765,665
*NOW, Inc.	15,137	164,993
#*NV5 Global, Inc.	1,435	171,913
nVent Electric PLC	21,673	732,114
Old Dominion Freight Line, Inc.	13,244	3,709,909
#Omega Flex, Inc.	302	33,522
Oshkosh Corp.	9,200	850,448
Otis Worldwide Corp.	57,074	4,157,270
Owens Corning	13,866	1,260,835
PACCAR, Inc.	50,146	4,164,625
*PAM Transportation Services, Inc.	940	28,567
Parker-Hannifin Corp.	17,447	4,724,997
Park-Ohio Holdings Corp.	500	4,795
*Parsons Corp.	1,666	61,525
Pentair PLC	23,133	1,174,000
*PGT Innovations, Inc.	7,509	133,435
Pineapple Energy, Inc.	225	684
Pitney Bowes, Inc.	536	2,825
#*Plug Power, Inc.	50,415	1,059,723
Powell Industries, Inc.	700	13,510
Primoris Services Corp.	7,649	177,304
*Proto Labs, Inc.	460	19,601
Quanex Building Products Corp.	3,800	73,036
Quanta Services, Inc.	19,527	2,264,741

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
Raytheon Technologies Corp.	211,641	$20,086,847
*RBC Bearings, Inc.	3,923	660,437
Regal Rexnord Corp.	9,454	1,202,927
Republic Services, Inc.	31,365	4,211,379
*Resideo Technologies, Inc.	14,997	337,283
Resources Connection, Inc.	3,527	60,629
Robert Half International, Inc.	16,334	1,605,796
Rockwell Automation, Inc.	16,040	4,052,827
Rollins, Inc.	32,774	1,099,240
Roper Technologies, Inc.	14,333	6,735,363
Rush Enterprises, Inc., Class A	4,472	227,535
Ryder System, Inc.	6,287	439,461
*Saia, Inc.	4,195	864,002
Schneider National, Inc., Class B	5,924	139,984
Science Applications International Corp.	8,142	677,659
*Sensata Technologies Holding PLC	16,122	732,100
Shyft Group, Inc. (The)	3,375	85,961
Simpson Manufacturing Co., Inc.	6,002	622,227
*SiteOne Landscape Supply, Inc.	5,008	706,278
*SkyWest, Inc.	7,242	211,104
Snap-on, Inc.	7,378	1,567,751
*Southwest Airlines Co.	69,022	3,224,708
*SP Plus Corp.	2,343	66,776
Spirit AeroSystems Holdings, Inc., Class A	11,641	489,388
*Spirit Airlines, Inc.	5,011	118,310
*SPX Corp.	7,451	312,197
Standex International Corp.	1,817	170,871
Stanley Black & Decker, Inc.	19,790	2,377,769
Steelcase, Inc., Class A	8,272	97,031
*Stericycle, Inc.	11,488	576,583
*Sterling Construction Co., Inc.	1,775	40,630
#*Sunrun, Inc.	14,832	296,343
#Tecnoglass, Inc.	116	2,590
Tennant Co.	2,054	132,647
Terex Corp.	9,111	309,774
Tetra Tech, Inc.	8,557	1,191,819
Textainer Group Holdings, Ltd.	2,905	97,434
Textron, Inc.	31,652	2,191,901
Timken Co. (The)	8,547	492,649
*Titan International, Inc.	3,189	44,200
*Titan Machinery, Inc.	1,496	35,276
Toro Co. (The)	14,960	1,198,745
Trane Technologies PLC	34,677	4,850,966
*TransDigm Group, Inc.	7,019	4,174,971
TransUnion	26,980	2,361,290
*Trex Co., Inc.	18,933	1,101,711
*TriNet Group, Inc.	5,779	512,597
Trinity Industries, Inc.	10,880	301,811
Triton International, Ltd.	7,775	474,975
*TrueBlue, Inc.	4,498	115,014
*Twin Disc, Inc.	668	9,345
*Uber Technologies, Inc.	162,961	5,130,012
UFP Industries, Inc.	8,439	652,925
UniFirst Corp.	1,640	282,572
Union Pacific Corp.	99,634	23,343,250

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*United Airlines Holdings, Inc.	36,263	$1,831,282
United Parcel Service, Inc., Class B	106,157	19,106,137
*United Rentals, Inc.	7,915	2,505,256
*Univar Solutions, Inc.	21,561	627,856
Universal Logistics Holdings, Inc.	741	15,027
*Upwork, Inc.	2,955	61,966
*»US Ecology, Inc.	3,770	180,922
*USA Truck, Inc.	951	15,606
Valmont Industries, Inc.	2,900	721,549
*Vectrus, Inc.	1,092	39,421
Verisk Analytics, Inc.	21,972	4,483,387
*Veritiv Corp.	1,856	260,842
*Viad Corp.	2,806	91,897
*Vicor Corp.	1,454	87,996
Wabash National Corp.	6,947	99,412
Waste Management, Inc.	60,232	9,904,550
Watsco, Inc.	4,386	1,170,097
Watts Water Technologies, Inc., Class A	3,354	427,501
*Welbilt, Inc.	15,430	364,457
Werner Enterprises, Inc.	8,190	324,570
*WESCO International, Inc.	6,291	775,429
Westinghouse Air Brake Technologies Corp.	22,970	2,065,233
*Willis Lease Finance Corp.	400	12,440
*WillScot Mobile Mini Holdings Corp.	23,851	837,170
Woodward, Inc.	7,593	838,875
WW Grainger, Inc.	6,507	3,253,695
*XPO Logistics, Inc.	13,210	710,566
Xylem, Inc.	23,946	1,927,653
Zurn Water Solutions Corp.	18,186	567,767

TOTAL INDUSTRIALS		507,537,245

INFORMATION TECHNOLOGY (27.3%)
#*3D Systems Corp.	15,000	170,100
A10 Networks, Inc.	10,406	148,598
Accenture PLC, Class A	92,852	27,889,027
*ACI Worldwide, Inc.	15,500	428,110
*ACM Research, Inc., Class A	2,835	42,837
*Adobe, Inc.	70,143	27,773,121
Advanced Energy Industries, Inc.	5,308	406,168
*Advanced Micro Devices, Inc.	249,039	21,297,815
*Agilysys, Inc.	2,004	73,767
*Akamai Technologies, Inc.	22,279	2,501,486
*Alarm.com Holdings, Inc.	5,216	318,593
Alliance Data Systems Corp.	4,714	258,327
*Alpha & Omega Semiconductor, Ltd.	1,918	82,282
*Altair Engineering, Inc., Class A	6,310	342,759
*Alteryx, Inc., Class A	4,701	301,804
*Ambarella, Inc.	4,616	378,881
Amdocs, Ltd.	17,959	1,431,153
American Software, Inc., Class A	2,676	45,760
Amkor Technology, Inc.	20,862	392,414
Amphenol Corp., Class A	84,452	6,038,318
Analog Devices, Inc.	79,797	12,319,061
*Anaplan, Inc.	13,533	879,510

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*ANSYS, Inc.	11,612	$3,201,312
*Appfolio, Inc., Class A	2,372	246,356
Apple, Inc.	2,361,358	372,268,089
Applied Materials, Inc.	124,991	13,792,757
*Arista Networks, Inc.	33,023	3,816,468
*Arlo Technologies, Inc.	7,824	60,558
*Arrow Electronics, Inc.	10,995	1,295,871
*Aspen Technology, Inc.	9,467	1,500,898
*Atlassian Corp. PLC, Class A	18,968	4,264,575
*Autodesk, Inc.	32,202	6,095,195
Automatic Data Processing, Inc.	62,905	13,724,613
#*Avalara, Inc.	10,420	792,649
*Avaya Holdings Corp.	3,660	33,855
*Avid Technology, Inc.	6,029	191,180
Avnet, Inc.	13,904	607,049
*Axcelis Technologies, Inc.	6,765	368,354
Azenta, Inc.	8,820	661,147
Badger Meter, Inc.	4,796	386,989
Bel Fuse, Inc., Class B	1,175	19,164
Belden, Inc.	7,468	385,573
Benchmark Electronics, Inc.	4,988	118,515
*Bill.com Holdings, Inc.	10,864	1,854,593
*Black Knight, Inc.	21,634	1,423,301
*Blackbaud, Inc.	6,126	355,369
*Blackline, Inc.	2,843	190,623
*Block, Inc., Class A	50,816	5,058,225
#*BM Technologies, Inc.	453	3,443
*Bottomline Technologies DE, Inc.	5,152	291,706
*Box, Inc., Class A	19,394	593,844
Broadcom, Inc.	59,400	32,930,766
Broadridge Financial Solutions, Inc.	16,505	2,378,866
*Cadence Design Systems, Inc.	41,230	6,219,545
*CalAmp Corp.	2,813	15,387
*Calix, Inc.	7,769	310,061
Cass Information Systems, Inc.	1,475	57,097
CDK Global, Inc.	16,694	908,321
CDW Corp.	20,442	3,335,726
*Cerence, Inc.	5,094	150,273
*Ceridian HCM Holding, Inc.	14,750	827,917
*CEVA, Inc.	3,028	110,038
*Ciena Corp.	22,298	1,230,181
*Cirrus Logic, Inc.	8,158	618,376
Cisco Systems, Inc.	613,243	30,036,642
Citrix Systems, Inc.	17,521	1,753,852
#*Clearfield, Inc.	574	33,424
*Cloudflare, Inc., Class A	23,470	2,021,706
CMC Materials, Inc.	4,297	768,776
Cognex Corp.	27,247	1,842,715
Cognizant Technology Solutions Corp., Class A	70,664	5,716,718
*Cognyte Software, Ltd.	8,843	59,956
*Coherent, Inc.	3,248	870,139
*Cohu, Inc.	7,407	196,730
*CommScope Holding Co., Inc.	10,306	62,145
*CommVault Systems, Inc.	2,209	134,749
Comtech Telecommunications Corp.	3,063	41,657

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
Concentrix Corp.	4,934	$777,006
*Conduent, Inc.	19,121	107,651
*Consensus Cloud Solutions, Inc.	2,093	110,343
Corning, Inc.	106,958	3,763,852
*Coupa Software, Inc.	5,189	447,811
*Crowdstrike Holdings, Inc., Class A	25,326	5,033,796
CSG Systems International, Inc.	4,892	300,711
CTS Corp.	5,562	196,728
*Cyberoptics Corp.	1,199	50,850
*Datadog, Inc., Class A	26,862	3,244,392
Dell Technologies, Inc.	25,231	1,186,109
*Diebold Nixdorf, Inc.	9,196	37,704
*Digi International, Inc.	3,252	61,528
*Digital Turbine, Inc.	8,470	268,075
*Diodes, Inc.	6,555	478,712
*DocuSign, Inc.	15,244	1,234,764
Dolby Laboratories, Inc., Class A	8,303	643,233
*DoubleVerify Holdings, Inc.	4,430	96,352
*Dropbox, Inc., Class A	12,029	261,631
*DXC Technology Co.	36,512	1,047,894
*Dynatrace, Inc.	16,283	624,616
#Ebix, Inc.	2,616	77,957
*Elastic NV	3,250	247,455
*EMCORE Corp.	827	2,853
*Enphase Energy, Inc.	14,945	2,412,123
Entegris, Inc.	20,305	2,261,774
*Envestnet, Inc.	7,035	560,267
*EPAM Systems, Inc.	7,902	2,093,951
*ePlus, Inc.	3,710	209,541
*Euronet Worldwide, Inc.	7,097	863,350
EVERTEC, Inc.	10,799	425,481
*Evo Payments, Inc., Class A	5,258	118,463
*ExlService Holdings, Inc.	4,216	574,008
*Extreme Networks, Inc.	16,267	156,163
*F5, Inc.	9,034	1,512,382
*Fabrinet	5,460	536,117
*Fair Isaac Corp.	4,223	1,577,333
*FARO Technologies, Inc.	2,100	72,009
Fidelity National Information Services, Inc.	88,580	8,782,707
*First Solar, Inc.	14,024	1,024,173
*Fiserv, Inc.	84,214	8,246,235
*Five9, Inc.	793	87,309
*FleetCor Technologies, Inc.	11,929	2,976,524
*Flex, Ltd.	68,096	1,122,903
*FormFactor, Inc.	12,880	490,857
*Fortinet, Inc.	21,080	6,092,331
*Frequency Electronics, Inc.	798	6,472
*Gartner, Inc.	12,406	3,604,563
Genpact, Ltd.	23,314	938,855
Global Payments, Inc.	42,066	5,762,201
*Globant SA	5,106	1,102,845
*GoDaddy, Inc., Class A	23,055	1,863,075
*GSI Technology, Inc.	2,032	7,478
*Guidewire Software, Inc.	11,821	1,027,718
Hackett Group, Inc. (The)	5,500	129,195

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Harmonic, Inc.	10,205	$84,701
Hewlett Packard Enterprise Co.	182,922	2,818,828
HP, Inc., Class A	203,672	7,460,505
*HubSpot, Inc.	6,232	2,364,608
*Ichor Holdings, Ltd.	3,150	91,696
#*II-VI, Inc.	15,068	922,312
#*Impinj, Inc.	2,300	113,298
#*Infinera Corp.	23,036	177,147
*Insight Enterprises, Inc.	4,131	410,497
Intel Corp.	609,137	26,552,282
InterDigital, Inc.	4,500	255,825
International Business Machines Corp.	112,925	14,929,814
*International Money Express, Inc.	3,126	62,114
*Intevac, Inc.	2,384	12,135
Intuit, Inc.	38,361	16,063,669
*IPG Photonics Corp.	2,008	189,716
*Iteris, Inc.	600	1,548
*Itron, Inc.	3,089	147,592
Jabil, Inc.	21,595	1,246,679
Jack Henry & Associates, Inc.	11,317	2,145,477
#*Jamf Holding Corp.	3,787	116,640
Juniper Networks, Inc.	44,030	1,387,826
*Keysight Technologies, Inc.	26,000	3,647,020
*Kimball Electronics, Inc., Class B	1,875	33,450
KLA Corp.	22,186	7,083,102
*Knowles Corp.	11,998	222,203
#Kulicke & Soffa Industries, Inc.	8,562	397,362
*KVH Industries, Inc.	2,000	15,940
*Kyndryl Holdings, Inc.	21,131	251,248
Lam Research Corp.	19,383	9,027,826
*Lattice Semiconductor Corp.	18,350	881,534
Littelfuse, Inc.	3,069	703,568
*LiveRamp Holdings, Inc.	9,744	305,182
*Lumentum Holdings, Inc.	9,298	755,091
*MACOM Technology Solutions Holdings, Inc.	6,739	343,352
*MagnaChip Semiconductor Corp.	2,100	38,409
*Mandiant, Inc.	24,038	528,355
*Manhattan Associates, Inc.	9,834	1,283,829
Marvell Technology, Inc.	122,882	7,136,987
Mastercard, Inc., Class A	129,460	47,043,175
Maximus, Inc.	8,666	631,578
*MaxLinear, Inc.	8,910	426,522
Methode Electronics, Inc.	5,244	233,935
Microchip Technology, Inc.	72,093	4,700,464
Micron Technology, Inc.	164,803	11,237,917
Microsoft Corp.	1,006,942	279,446,544
*Mimecast, Ltd.	5,953	474,335
*Mitek Systems, Inc.	5,049	56,397
MKS Instruments, Inc.	7,886	898,846
*Model N, Inc.	748	19,328
*Momentive Global, Inc.	7,969	126,070
*MoneyGram International, Inc.	106	1,074
*MongoDB, Inc.	6,695	2,376,256
Monolithic Power Systems, Inc.	6,031	2,365,599
Motorola Solutions, Inc.	25,366	5,420,461

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Napco Security Technologies, Inc.	266	$4,655
National Instruments Corp.	14,998	542,028
*NCR Corp.	17,437	610,818
*NeoPhotonics Corp.	86	1,302
NetApp, Inc.	33,410	2,447,282
#*NETGEAR, Inc.	3,951	85,737
*NetScout Systems, Inc.	10,150	312,620
*nLight, Inc.	2,058	27,063
NortonLifeLock, Inc.	78,669	1,969,872
*Novanta, Inc.	4,569	588,030
NVIDIA Corp.	348,342	64,606,991
NXP Semiconductors NV	432	73,829
*Okta, Inc.	16,101	1,921,010
*ON Semiconductor Corp.	55,964	2,916,284
*Onto Innovation, Inc.	10,158	722,640
*Optical Cable Corp.	668	2,585
Oracle Corp.	304,512	22,351,181
*OSI Systems, Inc.	2,194	173,545
*Palantir Technologies, Inc., Class A	23,974	249,330
*Palo Alto Networks, Inc.	13,529	7,593,557
#*Par Technology Corp.	1,836	60,661
Paychex, Inc.	45,436	5,758,104
*Paycom Software, Inc.	7,264	2,044,598
*Paylocity Holding Corp.	4,838	917,430
*PayPal Holdings, Inc.	158,513	13,938,048
PC Connection, Inc.	1,900	94,031
*PDF Solutions, Inc.	3,109	72,284
Pegasystems, Inc.	4,961	379,963
*Perficient, Inc.	4,909	488,004
*Photronics, Inc.	5,488	82,265
*Ping Identity Holding Corp.	5,582	145,858
*Plantronics, Inc.	3,219	128,309
*Plexus Corp.	3,889	315,553
Power Integrations, Inc.	8,293	663,440
Progress Software Corp.	6,745	323,625
*PTC, Inc.	15,225	1,738,847
*Pure Storage, Inc., Class A	36,950	1,082,635
*Q2 Holdings, Inc.	1,624	84,009
*Qorvo, Inc.	15,701	1,786,460
QUALCOMM, Inc.	156,508	21,862,602
*Qualtrics International, Inc., Class A	5,392	99,968
*Qualys, Inc.	4,949	674,450
*Rambus, Inc.	13,895	346,124
*RingCentral, Inc., Class A	8,894	754,656
*Rogers Corp.	2,468	668,137
#*Sailpoint Technologies Holdings, Inc.	7,225	461,172
*salesforce.com, Inc.	127,112	22,364,085
*Sanmina Corp.	8,575	350,632
*Sapiens International Corp. NV	654	15,199
*ScanSource, Inc.	2,184	74,780
Seagate Technology Holdings PLC	34,128	2,799,861
*Semtech Corp.	9,652	575,259
*ServiceNow, Inc.	28,249	13,505,847
*Silicon Laboratories, Inc.	5,979	806,627
*SiTime Corp.	500	84,285

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
Skyworks Solutions, Inc.	23,586	$2,672,294
#*SMART Global Holdings, Inc.	3,577	81,055
*Snowflake, Inc., Class A	27,870	4,778,033
*SolarEdge Technologies, Inc.	7,273	1,821,232
SolarWinds Corp.	1,267	15,673
*Splunk, Inc.	20,955	2,556,929
*SPS Commerce, Inc.	5,239	626,742
SS&C Technologies Holdings, Inc.	30,807	1,991,981
*Stratasys, Ltd.	6,642	128,788
*Sumo Logic, Inc.	7,535	70,678
*Super Micro Computer, Inc.	5,623	236,728
Switch, Inc., Class A	10,972	327,624
*Synaptics, Inc.	4,951	734,926
*Synopsys, Inc.	22,527	6,460,518
TD SYNNEX Corp.	6,576	658,192
TE Connectivity, Ltd.	46,153	5,758,971
*Teledyne Technologies, Inc.	6,158	2,657,485
*Teradata Corp.	14,575	602,676
Teradyne, Inc.	24,286	2,561,202
Texas Instruments, Inc.	128,073	21,804,428
*Trade Desk, Inc. (The), Class A	57,216	3,371,167
*Trimble, Inc.	35,536	2,370,251
TTEC Holdings, Inc.	2,404	177,439
*TTM Technologies, Inc.	12,393	172,882
*Twilio, Inc., Class A	13,734	1,535,736
*Tyler Technologies, Inc.	5,622	2,219,060
#Ubiquiti, Inc.	940	265,315
*Ultra Clean Holdings, Inc.	5,256	163,829
*Unisys Corp.	8,652	122,945
*Unity Software, Inc.	6,145	408,089
Universal Display Corp.	5,597	714,905
*Varonis Systems, Inc.	10,898	470,794
*Veeco Instruments, Inc.	5,634	129,131
*Verint Systems, Inc.	8,873	484,111
*VeriSign, Inc.	14,870	2,657,120
*Verra Mobility Corp.	10,400	145,912
*Viasat, Inc.	5,606	206,357
*Viavi Solutions, Inc.	31,614	453,345
Visa, Inc., Class A	243,191	51,831,298
Vishay Intertechnology, Inc.	17,135	319,225
*Vishay Precision Group, Inc.	1,973	61,577
VMware, Inc., Class A	20,506	2,215,468
*Vonage Holdings Corp.	25,192	502,832
Vontier Corp.	17,372	445,071
Wayside Technology Group, Inc.	152	5,206
*Western Digital Corp.	33,485	1,777,049
Western Union Co. (The)	58,654	983,041
*WEX, Inc.	5,640	937,594
*Wolfspeed, Inc.	16,432	1,506,979
*Workday, Inc., Class A	23,793	4,918,013
Xerox Holdings Corp.	8,613	149,866
Xperi Holding Corp.	12,766	199,150
*Zebra Technologies Corp.	7,424	2,744,356
*Zendesk, Inc.	15,933	1,944,463

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Zscaler, Inc.	9,355	$1,896,633

TOTAL INFORMATION TECHNOLOGY		1,520,162,750

MATERIALS (3.1%)
AdvanSix, Inc.	3,590	159,899
Air Products and Chemicals, Inc.	30,603	7,163,244
Albemarle Corp.	15,314	2,952,999
Alcoa Corp.	25,833	1,751,477
*Allegheny Technologies, Inc.	14,686	399,165
*Alpha Metallurgical Resources, Inc.	1,200	185,688
Amcor PLC	118,788	1,408,826
American Vanguard Corp.	2,950	63,130
AptarGroup, Inc.	8,500	976,055
*Arconic Corp.	13,562	341,220
Ashland Global Holdings, Inc.	7,739	812,363
Avery Dennison Corp.	11,753	2,122,592
Avient Corp.	11,073	545,234
*Axalta Coating Systems, Ltd.	23,145	587,189
Balchem Corp.	4,444	547,501
Ball Corp.	48,157	3,908,422
*Berry Global Group, Inc.	19,748	1,112,800
Cabot Corp.	7,834	515,869
Carpenter Technology Corp.	5,725	218,580
Celanese Corp.	17,337	2,547,499
*Century Aluminum Co.	6,132	103,447
CF Industries Holdings, Inc.	29,053	2,813,202
Chase Corp.	1,300	109,668
Chemours Co. (The)	20,253	669,767
*Cleveland-Cliffs, Inc.	52,930	1,349,186
*Coeur Mining, Inc.	4,878	17,707
Commercial Metals Co.	15,572	638,452
Compass Minerals International, Inc.	4,962	293,403
*Core Molding Technologies, Inc.	389	3,890
Corteva, Inc.	104,301	6,017,125
Crown Holdings, Inc.	19,667	2,164,157
Dow, Inc.	98,871	6,574,921
DuPont de Nemours, Inc.	56,347	3,714,958
Eagle Materials, Inc.	4,819	594,279
Eastman Chemical Co.	19,032	1,954,015
Ecolab, Inc.	34,947	5,917,925
Element Solutions, Inc.	16,167	333,363
*Ferroglobe PLC	3,142	20,266
FMC Corp.	18,443	2,444,435
Freeport-McMoRan, Inc.	200,574	8,133,276
FutureFuel Corp.	1,256	11,944
*GCP Applied Technologies, Inc.	5,424	170,151
Glatfelter Corp.	4,200	46,200
Graphic Packaging Holding Co.	40,526	883,467
Greif, Inc., Class A	3,459	209,892
Hawkins, Inc.	1,776	66,209
Haynes International, Inc.	1,733	67,726
HB Fuller Co.	6,500	433,550
Hecla Mining Co.	69,584	362,533
Huntsman Corp.	27,004	914,625

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MATERIALS (Continued)
*Ingevity Corp.	5,118	$306,568
Innospec, Inc.	3,971	378,476
International Flavors & Fragrances, Inc.	42,152	5,113,038
International Paper Co.	48,566	2,247,634
*Intrepid Potash, Inc.	1,745	133,632
Kaiser Aluminum Corp.	1,800	173,700
Kronos Worldwide, Inc.	1,426	21,704
Linde PLC	76,964	24,009,689
#*Livent Corp.	17,181	366,986
Louisiana-Pacific Corp.	16,267	1,049,547
*LSB Industries, Inc.	3,679	78,767
LyondellBasell Industries NV, Class A	33,883	3,592,614
Martin Marietta Materials, Inc.	8,526	3,020,080
Materion Corp.	4,140	352,521
Mercer International, Inc.	3,588	57,444
Minerals Technologies, Inc.	4,297	273,332
Mosaic Co. (The)	48,802	3,046,221
*MP Materials Corp.	6,689	254,450
Myers Industries, Inc.	3,889	85,286
#Neenah, Inc.	1,500	53,100
NewMarket Corp.	1,212	393,427
Newmont Corp.	114,329	8,328,868
Northern Technologies International Corp.	600	6,942
Nucor Corp.	41,585	6,436,526
*O-I Glass, Inc.	9,431	127,130
Olin Corp.	21,720	1,246,728
Orion Engineered Carbons SA	1,697	25,625
Packaging Corp. of America	13,341	2,150,169
PPG Industries, Inc.	32,622	4,175,290
Quaker Chemical Corp.	1,128	183,537
*Ranpak Holdings Corp.	4,332	65,327
Reliance Steel & Aluminum Co.	9,167	1,817,358
Resolute Forest Products, Inc.	2,267	31,602
Royal Gold, Inc.	9,190	1,199,111
RPM International, Inc.	18,747	1,554,126
Ryerson Holding Corp.	390	14,356
Schnitzer Steel Industries, Inc.	2,148	98,013
Schweitzer-Mauduit International, Inc.	3,186	80,160
Scotts Miracle-Gro Co. (The)	5,929	616,201
Sealed Air Corp.	20,551	1,319,580
Sensient Technologies Corp.	5,521	467,077
Sherwin-Williams Co. (The)	37,043	10,185,343
Silgan Holdings, Inc.	11,347	503,466
Sonoco Products Co.	12,658	783,657
Southern Copper Corp.	10,711	666,974
Steel Dynamics, Inc.	25,682	2,202,231
Stepan Co.	2,863	292,341
*Summit Materials, Inc., Class A	16,203	450,443
SunCoke Energy, Inc.	6,923	57,599
*Sylvamo Corp.	4,400	196,460
*Synalloy Corp.	798	13,079
*TimkenSteel Corp.	4,280	88,468
*Trecora Resources	613	5,971
TriMas Corp.	6,793	200,665
Trinseo PLC	3,678	174,521

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MATERIALS (Continued)
Tronox Holdings PLC, Class A	16,397	$282,028
United States Lime & Minerals, Inc.	353	38,657
#United States Steel Corp.	23,304	710,539
Valvoline, Inc.	24,822	750,369
Vulcan Materials Co.	17,916	3,086,748
Warrior Met Coal, Inc.	6,512	221,864
Westlake Chemical Corp.	5,140	650,467
Westrock Co.	37,617	1,863,170
Worthington Industries, Inc.	5,620	267,343

TOTAL MATERIALS		173,997,836

REAL ESTATE (0.2%)
*CBRE Group, Inc., Class A	42,759	3,550,707
*Cushman & Wakefield PLC	9,850	176,315
Douglas Elliman, Inc.	6,947	42,099
*Howard Hughes Corp. (The)	3,515	352,519
*Jones Lang LaSalle, Inc.	6,980	1,526,736
Kennedy-Wilson Holdings, Inc.	15,889	358,297
Marcus & Millichap, Inc.	5,259	235,551
Newmark Group, Inc., Class A	17,702	215,079
#*Rafael Holdings, Inc., Class B	922	1,982
*Realogy Holdings Corp.	11,694	128,166
St. Joe Co. (The)	4,493	239,073
*Tejon Ranch Co.	767	14,044
*Zillow Group, Inc., Class A	7,369	284,812
#*Zillow Group, Inc., Class C	18,661	743,081

TOTAL REAL ESTATE		7,868,461

UTILITIES (2.8%)
AES Corp. (The)	93,813	1,915,661
ALLETE, Inc.	7,608	451,459
Alliant Energy Corp.	34,058	2,002,951
Ameren Corp., Class A	34,847	3,237,286
American Electric Power Co., Inc.	70,770	7,014,015
American States Water Co.	6,335	498,311
American Water Works Co., Inc.	25,749	3,967,406
Artesian Resources Corp., Class A	471	21,902
#Atlantica Sustainable Infrastructure PLC	9,596	296,516
Atmos Energy Corp.	18,350	2,080,890
#Avangrid, Inc.	10,625	471,219
Avista Corp.	10,783	437,466
Black Hills Corp.	8,803	644,732
Brookfield Renewable Corp., Class A	2,053	73,703
California Water Service Group	6,573	340,942
CenterPoint Energy, Inc.	84,297	2,580,331
Chesapeake Utilities Corp.	3,133	392,158
Clearway Energy, Inc., Class A	4,523	128,544
Clearway Energy, Inc., Class C	10,697	326,579
CMS Energy Corp.	39,879	2,739,289
Consolidated Edison, Inc.	47,287	4,385,396
Constellation Energy Corp.	39,400	2,332,874
Dominion Energy, Inc.	110,862	9,050,774
DTE Energy Co.	26,785	3,509,906
Duke Energy Corp.	104,659	11,529,235

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
UTILITIES (Continued)
Edison International	50,865	$3,499,003
Entergy Corp.	27,289	3,243,298
#Essential Utilities, Inc.	32,796	1,467,949
Evergy, Inc.	32,487	2,204,243
Eversource Energy	48,546	4,242,920
Exelon Corp.	124,829	5,839,501
FirstEnergy Corp.	77,063	3,337,599
Genie Energy, Ltd., Class B	1,407	9,131
Hawaiian Electric Industries, Inc.	14,725	605,345
IDACORP, Inc.	6,993	735,524
MDU Resources Group, Inc.	25,772	663,887
MGE Energy, Inc.	4,689	365,132
#Middlesex Water Co.	2,761	245,591
National Fuel Gas Co.	11,573	811,614
New Jersey Resources Corp.	13,855	597,982
NextEra Energy, Inc.	289,422	20,554,750
NiSource, Inc.	55,672	1,621,169
Northwest Natural Holding Co.	5,679	271,627
NorthWestern Corp.	7,633	432,715
NRG Energy, Inc.	35,711	1,282,025
OGE Energy Corp.	27,590	1,067,181
ONE Gas, Inc.	6,876	580,128
#Ormat Technologies, Inc.	6,568	510,334
Otter Tail Corp.	6,125	355,005
*PG&E Corp.	63,848	807,677
Pinnacle West Capital Corp.	14,575	1,037,740
PNM Resources, Inc.	10,338	482,371
Portland General Electric Co.	11,832	560,009
PPL Corp.	89,215	2,525,677
Public Service Enterprise Group, Inc.	67,011	4,667,986
RGC Resources, Inc.	300	6,240
Sempra Energy	42,590	6,872,322
SJW Group	3,581	211,279
South Jersey Industries, Inc.	14,254	487,344
Southern Co. (The)	153,224	11,245,109
Southwest Gas Holdings, Inc.	6,621	583,376
Spire, Inc.	5,900	429,225
UGI Corp.	23,177	794,971
Unitil Corp.	1,600	81,600
Vistra Corp.	53,152	1,329,863
WEC Energy Group, Inc.	45,978	4,600,099
Xcel Energy, Inc.	83,386	6,108,858
York Water Co. (The)	900	34,812

TOTAL UTILITIES		157,839,756

TOTAL COMMON STOCK (Cost $1,986,071,194)		5,520,235,297

PREFERRED STOCK (0.0%)
INDUSTRIALS (0.0%)
*WESCO International, Inc., Series A	3,095	88,362

TOTAL PREFERRED STOCK (Cost $77,363)		88,362

Dimensional US Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
RIGHTS/WARRANTS (0.0%)
COMMUNICATION SERVICES (0.0%)
<*»Media General, Inc.	3,778	$468

CONSUMER DISCRETIONARY (0.0%)
<*»Zagg, Inc.	171	15

HEALTH CARE (0.0%)
<*»Achillion Pharmaceuticals	1,800	2,610
*»Zogenix, Inc. 1/1/2025	3,262	2,218

TOTAL HEALTH CARE		4,828

TOTAL RIGHTS/WARRANTS (Cost $843)		5,311

TOTAL INVESTMENT SECURITIES — 99.2% (Cost $1,986,149,400)		5,520,328,970

SECURITIES LENDING COLLATERAL (0.8%)
@§The DFA Short Term Investment Fund	3,613,447	41,805,778

TOTAL INVESTMENTS — 100.0% (Cost $2,027,955,178)		$5,562,134,748

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of April 30, 2022
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COMMON STOCK (95.2%)
COMMUNICATION SERVICES (2.1%)
<*»Actua Corp.	15,285	$—
*Altice USA, Inc., Class A	24,309	225,588
*AMC Networks, Inc., Class A	22,493	733,947
#*Angi, Inc., Class A	33,690	148,573
*Anterix, Inc.	20,735	1,074,902
ATN International, Inc.	27,112	1,070,924
*Autoweb, Inc.	7,894	19,103
*Bandwidth, Inc., Class A	2,792	61,759
*Boston Omaha Corp., Class A	20,408	425,303
*Cargurus, Inc.	50,281	1,643,183
*Cars.com, Inc.	150,852	1,677,474
*Cinemark Holdings, Inc.	11,433	181,327
*Clear Channel Outdoor Holdings, Inc.	55,565	136,690
Cogent Communications Holdings, Inc.	115,013	6,728,261
*comScore, Inc.	44,144	89,171
*Consolidated Communications Holdings, Inc.	112,200	667,590
*Cumulus Media, Inc., Class A	203	2,795
#*Daily Journal Corp.	305	78,431
*DHI Group, Inc.	71,641	398,324
*Dolphin Entertainment, Inc.	6,914	26,550
#*EchoStar Corp., Class A	24,014	560,727
*Entercom Communications Corp.	108,889	276,578
Entravision Communications Corp., Class A	113,376	586,154
*Eventbrite, Inc., Class A	991	10,485
*Everquote, Inc., Class A	7,798	108,236
*EW Scripps Co. (The), Class A	143,110	2,355,591
*Fluent, Inc.	1,427	1,912
#*fuboTV, Inc.	60,656	229,886
*Gaia, Inc.	15,504	76,590
*Gannett Co., Inc.	53,846	215,922
Gray Television, Inc.	156,744	2,902,899
Gray Television, Inc.	912	15,624
*Hemisphere Media Group, Inc.	16,575	64,477
*IDT Corp., Class B	71,883	1,903,462
*iHeartMedia, Inc., Class A	59,792	956,074
*IMAX Corp.	71,870	1,136,983
*Iridium Communications, Inc.	143,451	5,122,635
#John Wiley & Sons, Inc., Class A	84,869	4,318,983
*Lee Enterprises, Inc.	1,079	26,004
*Liberty Latin America, Ltd., Class A	24,844	229,559
*Liberty Latin America, Ltd., Class C	118,456	1,094,533
*Liberty Media Corp.-Liberty Braves, Class A	15,600	409,812
*Liberty Media Corp.-Liberty Braves, Class C	33,468	840,381
*Liberty TripAdvisor Holdings, Inc., Class A	36,565	54,848
*Lions Gate Entertainment Corp., Class A	119,601	1,613,418
*Lions Gate Entertainment Corp., Class B	136,889	1,720,695
#*Madison Square Garden Entertainment Corp.	13,413	982,502
#*Magnite, Inc.	221,237	2,134,937
#*Marcus Corp. (The)	42,441	667,597
New York Times Co. (The), Class A	21,099	808,514
Nexstar Media Group, Inc., Class A	78,776	12,479,694
*Ooma, Inc.	12,895	165,572
*PubMatic, Inc., Class A	13,760	310,563
*QuinStreet, Inc.	80,811	768,513
*Reading International, Inc.	13,690	54,623

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COMMUNICATION SERVICES (Continued)
#<*»Reading International, Inc.	2,340	$50,567
Saga Communications, Inc., Class A	7,360	167,293
*Salem Media Group, Inc.	7,839	22,812
Scholastic Corp.	37,884	1,396,025
*Sciplay Corp., Class A	12,211	163,139
Shenandoah Telecommunications Co.	99,872	2,017,414
Sinclair Broadcast Group, Inc., Class A	35,863	797,593
Spok Holdings, Inc.	49,803	342,645
*TechTarget, Inc.	67,552	4,546,925
TEGNA, Inc.	225,107	4,963,609
Telephone and Data Systems, Inc.	80,059	1,466,681
#*Telesat Corp.	1,550	17,422
*Thryv Holdings, Inc.	18,512	478,165
*Townsquare Media, Inc., Class A	30,489	332,330
*Travelzoo	10,418	71,884
*TripAdvisor, Inc.	103,935	2,668,011
*TrueCar, Inc.	100,938	361,358
*United States Cellular Corp.	25,514	734,293
*Urban One, Inc.	4,654	28,110
*Urban One, Inc.	1,466	11,860
*WideOpenWest, Inc.	11,519	230,956
#World Wrestling Entertainment, Inc., Class A	15,930	930,153
*Yelp, Inc.	74,572	2,425,827
*Zedge, Inc., Class B	17,051	87,642
*Ziff Davis, Inc.	56,132	4,959,824
*ZipRecruiter, Inc.	9,846	221,633
*Zynga, Inc., Class A	64,538	533,729

TOTAL COMMUNICATION SERVICES		90,622,778

CONSUMER DISCRETIONARY (13.2%)
*1-800-Flowers.com, Inc., Class A	91,684	935,177
*2U, Inc.	1,694	16,906
Aaron’s Co., Inc. (The)	60,271	1,237,364
*Abercrombie & Fitch Co.	120,833	4,178,405
#Academy Sports & Outdoors, Inc.	85,149	3,181,167
Acushnet Holdings Corp.	47,079	1,917,998
*Adient PLC	130,637	4,459,947
*Adtalem Global Education, Inc.	38,548	1,129,842
AMCON Distributing Co.	300	50,235
*American Axle & Manufacturing Holdings, Inc.	334,032	2,211,292
#American Eagle Outfitters, Inc.	373,197	5,639,007
*American Outdoor Brands, Inc.	31,925	402,255
*American Public Education, Inc.	16,149	313,937
*America’s Car-Mart, Inc.	18,638	1,506,882
*Ark Restaurants Corp.	3,459	62,262
#Arko Corp.	10,711	99,291
*Asbury Automotive Group, Inc.	55,868	10,263,510
Autoliv, Inc.	44,895	3,307,864
*AutoNation, Inc.	81,289	9,422,208
#*Bally’s Corp.	6,187	184,620
#*Barnes & Noble Education, Inc.	86,275	262,276
Bassett Furniture Industries, Inc.	16,653	275,774
*BBQ Holdings, Inc.	440	6,349
*Beazer Homes USA, Inc.	21,451	323,481
#*Bed Bath & Beyond, Inc., Class B	18,196	247,648
#Big Lots, Inc., Class B	47,256	1,460,210

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*Biglari Holdings, Inc.	46	$31,430
*Biglari Holdings, Inc., Class B	2,903	395,940
*BJ’s Restaurants, Inc.	39,132	1,087,478
Bloomin’ Brands, Inc.	117,369	2,580,944
Bluegreen Vacations Holding Corp.	17,807	468,324
*Boot Barn Holdings, Inc.	82,679	7,446,071
Boyd Gaming Corp.	21,346	1,293,141
*Bright Horizons Family Solutions, Inc.	2,891	330,268
#*Brinker International, Inc.	62,830	2,282,614
Brunswick Corp.	39,353	2,975,480
Buckle, Inc. (The)	58,627	1,820,955
Build-A-Bear Workshop, Inc.	34,157	646,934
Caleres, Inc.	97,614	2,238,289
#*Callaway Golf Co.	243,137	5,334,426
#Camping World Holdings, Inc., Class A	32,921	845,411
Canterbury Park Holding Corp.	6,569	202,982
*Capri Holdings, Ltd.	4,451	212,313
*CarParts.com, Inc.	5,170	30,968
Carriage Services, Inc.	66,864	2,867,797
Carrols Restaurant Group, Inc.	45,414	72,662
#Carter’s, Inc.	39,153	3,298,249
Cato Corp. (The), Class A	42,203	571,851
*Cavco Industries, Inc.	23,759	5,613,064
*Century Casinos, Inc.	9,514	99,612
Century Communities, Inc.	93,133	4,909,972
*Cheesecake Factory, Inc. (The)	73,752	2,722,186
*Chegg, Inc.	753	18,629
*Chico’s FAS, Inc.	140,717	745,800
*Children’s Place, Inc. (The)	30,647	1,419,875
#Choice Hotels International, Inc.	54,399	7,640,884
Churchill Downs, Inc.	1,672	339,316
*Chuy’s Holdings, Inc.	32,918	823,279
#*Citi Trends, Inc.	16,006	447,688
Clarus Corp.	21,167	473,082
Columbia Sportswear Co.	29,954	2,461,021
*Conn’s, Inc.	71,920	1,125,548
*Container Store Group, Inc. (The)	57,097	436,792
*Cooper-Standard Holdings, Inc.	17,987	82,920
#Cracker Barrel Old Country Store, Inc.	33,153	3,679,651
*Crocs, Inc.	133,464	8,866,013
Culp, Inc.	32,366	209,084
Dana, Inc.	299,761	4,439,460
*Dave & Buster’s Entertainment, Inc.	63,571	2,892,480
*Deckers Outdoor Corp.	11,807	3,137,710
*Delta Apparel, Inc.	9,904	287,018
#*Denny’s Corp.	138,546	1,776,160
#Designer Brands, Inc., Class A	95,109	1,314,406
#Dick’s Sporting Goods, Inc.	83,599	8,060,616
#Dillard’s, Inc., Class A	19,934	6,056,149
Dine Brands Global, Inc.	10,067	721,703
*Dixie Group, Inc. (The)	7,497	20,692
*Dorman Products, Inc.	68,100	6,722,832
#*Duluth Holdings, Inc., Class B	9,857	120,748
Educational Development Corp.	5,452	35,711
*El Pollo Loco Holdings, Inc.	76,763	817,526
#Escalade, Inc.	17,339	228,008

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
Ethan Allen Interiors, Inc.	62,263	$1,478,124
*Everi Holdings, Inc.	46,082	799,984
*Express, Inc.	44,302	152,399
*Fiesta Restaurant Group, Inc.	58,955	400,894
Flanigan’s Enterprises, Inc.	1,877	69,824
Flexsteel Industries, Inc.	11,548	250,476
*Floor & Decor Holdings, Inc., Class A	18,902	1,506,867
Foot Locker, Inc.	106,178	3,112,077
*Fossil Group, Inc.	87,827	867,731
*Fox Factory Holding Corp.	83,954	6,874,154
Franchise Group, Inc.	7,288	271,770
*Frontdoor, Inc.	97,558	3,015,518
*Full House Resorts, Inc.	2,767	25,041
*Funko, Inc., Class A	51,970	846,591
#Gap, Inc. (The)	154,173	1,914,829
#*Garrett Motion, Inc.	15,523	103,538
*Genesco, Inc.	64,336	3,990,762
Gentex Corp.	62,873	1,845,323
*Gentherm, Inc.	72,631	4,896,782
*G-III Apparel Group, Ltd.	69,237	1,833,396
*Goodyear Tire & Rubber Co. (The)	295,195	3,931,997
*GoPro, Inc., Class A	117,329	1,046,575
Graham Holdings Co., Class B	7,151	4,236,038
*Grand Canyon Education, Inc.	37,205	3,570,564
#*Green Brick Partners, Inc.	37,845	745,546
Group 1 Automotive, Inc.	44,126	7,684,102
#*Groupon, Inc.	27,272	532,077
#Guess?, Inc.	120,155	2,699,883
H&R Block, Inc.	88,005	2,294,290
Hamilton Beach Brands Holding Co., Class A	20,277	189,793
#Hanesbrands, Inc.	253,912	3,366,873
Harley-Davidson, Inc.	129,453	4,718,562
#Haverty Furniture Cos., Inc.	42,201	1,047,851
Haverty Furniture Cos., Inc.	457	11,233
*Helen of Troy, Ltd.	55,923	11,996,043
Hibbett, Inc.	43,957	1,898,063
*Hilton Grand Vacations, Inc.	98,867	4,629,942
Hooker Furnishings Corp.	24,921	420,168
*Horizon Global Corp.	16,767	62,373
*Hovnanian Enterprises, Inc., Class A	1,741	80,121
*Inspired Entertainment, Inc.	10,290	95,594
Installed Building Products, Inc.	55,700	4,482,179
#International Game Technology PLC	1,324	28,903
#*iRobot Corp.	39,985	2,025,240
#Jack in the Box, Inc.	44,501	3,682,903
*JAKKS Pacific, Inc.	1,753	23,928
#JOANN, Inc.	5,264	54,956
Johnson Outdoors, Inc., Class A	21,295	1,628,642
KB Home	134,300	4,355,349
Kohl’s Corp.	14,137	818,250
Kontoor Brands, Inc.	18,558	737,309
#*Koss Corp.	4,548	29,698
*Kura Sushi USA, Inc.	2,703	135,637
#*Lakeland Industries, Inc.	17,590	284,606
#*Lands’ End, Inc.	30,737	430,933
#Laureate Education, Inc., Class A	145,377	1,647,121

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
La-Z-Boy, Inc.	110,562	$2,905,569
#*Lazydays Holdings, Inc.	5,918	114,987
LCI Industries	47,601	4,632,529
*Legacy Housing Corp.	3,067	53,734
Leggett & Platt, Inc.	69,968	2,492,960
*LGI Homes, Inc.	21,795	2,042,409
Lifetime Brands, Inc.	32,221	406,629
*Lincoln Educational Services Corp.	7,876	56,313
#*Lindblad Expeditions Holdings, Inc.	58,820	900,534
*Liquidity Services, Inc., Class A	130,069	1,875,595
Lithia Motors, Inc., Class A	47,360	13,409,037
*LL Flooring Holdings, Inc.	24,534	338,815
*Lordstown Motors Corp., Class A	26,810	58,446
#*Lovesac Co. (The)	7,923	347,344
*M/I Homes, Inc.	42,762	1,893,501
Macy’s, Inc.	38,941	941,204
*Malibu Boats, Inc., Class A	42,561	2,140,393
Marine Products Corp.	33,805	396,871
*MarineMax, Inc.	66,950	2,739,594
Marriott Vacations Worldwide Corp.	76,170	11,374,466
#*Mastercraft Boat Holdings, Inc.	59,268	1,426,581
*Mattel, Inc.	88,504	2,151,532
MDC Holdings, Inc.	126,905	4,684,064
*Meritage Homes Corp.	43,894	3,623,450
*Modine Manufacturing Co.	82,625	652,737
*Monarch Casino & Resort, Inc.	36,264	2,543,920
Monro, Inc.	37,983	1,736,963
*Motorcar Parts of America, Inc.	34,579	525,947
Movado Group, Inc.	34,044	1,224,563
Murphy USA, Inc.	70,987	16,582,563
Nathan’s Famous, Inc.	13,929	659,817
#*National Vision Holdings, Inc.	66,111	2,489,079
#*Nautilus, Inc.	96,371	290,077
*Noodles & Co.	53,419	297,544
#Nordstrom, Inc.	30,744	790,121
#*Norwegian Cruise Line Holdings, Ltd.	8,278	165,808
*ODP Corp. (The)	75,441	3,246,226
#*Ollie’s Bargain Outlet Holdings, Inc.	31,727	1,524,482
*ONE Group Hospitality, Inc. (The)	5,749	53,523
*OneSpaWorld Holdings, Ltd.	63,142	633,946
OneWater Marine, Inc.	454	14,841
Oxford Industries, Inc.	31,290	2,803,584
Papa John’s International, Inc.	68,875	6,271,069
#*Party City Holdco, Inc.	13,676	42,259
Patrick Industries, Inc.	51,169	3,185,270
*Penn National Gaming, Inc.	52,273	1,911,624
Penske Automotive Group, Inc.	103,730	10,872,979
*Perdoceo Education Corp.	260,529	2,912,714
#PetMed Express, Inc.	51,295	1,123,360
*Planet Fitness, Inc., Class A	5,834	466,895
*Playa Hotels & Resorts NV	77,745	733,913
*PlayAGS, Inc.	29,063	191,816
#Polaris, Inc.	43,615	4,140,808
*Potbelly Corp.	33,023	212,668
#*Purple Innovation, Inc.	1,755	7,231
PVH Corp.	37,365	2,719,425

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
#*QuantumScape Corp.	9,263	$138,389
*Quotient Technology, Inc.	112,500	597,375
Qurate Retail, Inc., Class A	185,872	782,521
RCI Hospitality Holdings, Inc.	22,308	1,382,204
*Red Robin Gourmet Burgers, Inc.	19,067	251,494
Red Rock Resorts, Inc., Class A	16,620	730,615
Rent-A-Center, Inc.	35,162	848,107
*Revolve Group, Inc.	27,658	1,168,827
#*RH	15,878	5,336,913
#Rocky Brands, Inc.	13,973	538,100
*RumbleON, Inc., Class B	1,300	26,208
#Ruth’s Hospitality Group, Inc.	83,076	1,742,104
#*Sally Beauty Holdings, Inc.	158,201	2,391,999
*Scientific Games Corp.	64,853	3,635,659
*SeaWorld Entertainment, Inc.	92,642	6,247,776
*Shake Shack, Inc., Class A	38,196	2,208,875
Shoe Carnival, Inc.	93,133	2,811,685
Shutterstock, Inc.	56,426	4,272,577
#Signet Jewelers, Ltd.	101,210	7,104,942
*Six Flags Entertainment Corp.	38,957	1,490,884
*Skechers USA, Inc., Class A	102,428	3,922,992
*Skyline Champion Corp.	54,367	2,774,892
#*Sleep Number Corp.	70,120	2,844,067
Smith & Wesson Brands, Inc.	137,971	1,894,342
Sonic Automotive, Inc., Class A	73,333	3,120,319
#*Sonos, Inc.	101,582	2,318,101
*Sportsman’s Warehouse Holdings, Inc.	133,198	1,280,033
Standard Motor Products, Inc.	65,316	2,787,687
Steven Madden, Ltd.	178,019	7,309,460
*Stitch Fix, Inc., Class A	12,335	117,182
*Stoneridge, Inc.	70,759	1,394,660
Strategic Education, Inc.	22,709	1,467,001
*Strattec Security Corp.	8,258	292,746
#*Stride, Inc.	91,900	3,611,670
Superior Group of Cos., Inc.	29,068	462,181
*Superior Industries International, Inc.	4,833	15,611
*Sypris Solutions, Inc.	779	1,667
Tapestry, Inc.	6,377	209,931
*Taylor Morrison Home Corp.	219,653	5,752,712
Tempur Sealy International, Inc.	163,936	4,444,305
*Tenneco, Inc., Class A	35,805	614,772
*Terminix Global Holdings, Inc.	31,578	1,449,114
Texas Roadhouse, Inc.	113,113	9,312,593
#Thor Industries, Inc.	40,545	3,103,720
Tile Shop Holdings, Inc.	8,809	52,678
Tilly’s, Inc., Class A	44,987	396,785
Toll Brothers, Inc.	24,995	1,159,018
*TopBuild Corp.	54,031	9,787,175
Travel + Leisure Co.	60,187	3,339,175
*TravelCenters of America, Inc.	15,642	594,552
*Tri Pointe Homes, Inc.	309,766	6,402,863
*Tupperware Brands Corp.	51,031	897,125
*Under Armour, Inc., Class A	19,156	294,236
*Under Armour, Inc., Class C	14,782	209,757
*Unifi, Inc.	38,168	559,925
*Universal Electronics, Inc.	33,664	993,088

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*Universal Technical Institute, Inc.	32,949	$341,352
*Urban Outfitters, Inc.	117,057	2,785,957
*Vera Bradley, Inc.	29,029	178,528
#*Victoria’s Secret & Co.	3,738	176,135
*Vista Outdoor, Inc.	119,178	4,198,641
*Visteon Corp.	42,588	4,459,389
*VOXX International Corp.	50,324	380,953
Wendy’s Co. (The)	285,129	5,634,149
Weyco Group, Inc.	13,774	338,978
#Wingstop, Inc.	32,718	3,002,204
#Winmark Corp.	10,152	2,062,886
#Winnebago Industries, Inc.	64,570	3,433,833
Wolverine World Wide, Inc.	158,809	3,147,594
*WW International, Inc.	13,761	134,720
Wyndham Hotels & Resorts, Inc.	43,122	3,793,011
#*XPEL, Inc.	3,398	147,031
*YETI Holdings, Inc.	45,127	2,205,356
#*Zumiez, Inc.	62,576	2,292,159

TOTAL CONSUMER DISCRETIONARY		578,398,085

CONSUMER STAPLES (4.3%)
Alico, Inc.	10,650	422,486
Andersons, Inc. (The), Class A	59,494	2,988,384
#B&G Foods, Inc.	66,860	1,800,540
*BellRing Brands, Inc.	31,664	678,560
*BJ’s Wholesale Club Holdings, Inc.	48,643	3,130,177
#*Blue Apron Holdings, Inc., Class A	96	290
*Boston Beer Co., Inc. (The), Class A	3,345	1,254,375
*Bridgford Foods Corp.	6,015	78,195
Calavo Growers, Inc.	27,252	987,612
Cal-Maine Foods, Inc.	59,306	3,186,511
Casey’s General Stores, Inc.	9,132	1,838,272
#*Celsius Holdings, Inc.	1,711	88,972
*Central Garden & Pet Co.	25,378	1,111,303
*Central Garden & Pet Co., Class A	82,612	3,418,485
*Chefs’ Warehouse, Inc. (The)	75,078	2,747,855
Coca-Cola Consolidated, Inc.	16,008	7,067,532
*Coty, Inc., Class A	197,040	1,597,994
*Darling Ingredients, Inc.	258,560	18,975,718
#Edgewell Personal Care Co.	82,991	3,165,277
*elf Beauty, Inc.	72,938	1,774,582
Energizer Holdings, Inc.	21,110	639,422
*Farmer Bros Co.	16,603	104,267
Flowers Foods, Inc.	141,594	3,755,073
Fresh Del Monte Produce, Inc.	85,882	2,237,226
*Freshpet, Inc.	10,215	953,570
*Grocery Outlet Holding Corp.	36,860	1,241,076
*Hain Celestial Group, Inc. (The)	67,517	2,264,520
*Herbalife Nutrition, Ltd.	19,630	521,765
*Hostess Brands, Inc.	199,448	4,525,475
Ingles Markets, Inc., Class A	35,416	3,297,938
Ingredion, Inc.	29,434	2,505,128
Inter Parfums, Inc.	66,397	5,426,627
J & J Snack Foods Corp.	27,994	4,190,702
John B Sanfilippo & Son, Inc.	22,424	1,740,999
Lancaster Colony Corp.	40,117	6,225,356

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER STAPLES (Continued)
*Landec Corp.	62,540	$622,273
Limoneira Co.	13,016	155,411
Medifast, Inc.	22,710	4,050,556
#MGP Ingredients, Inc.	40,899	3,735,306
#National Beverage Corp.	135,912	5,991,001
*Natural Alternatives International, Inc.	16,917	165,617
Natural Grocers by Vitamin Cottage, Inc.	41,432	844,798
*Nature’s Sunshine Products, Inc.	7,408	122,676
Nu Skin Enterprises, Inc., Class A	80,523	3,433,501
*Nuzee, Inc.	2,085	3,315
Ocean Bio-Chem, Inc.	2,148	16,668
Oil-Dri Corp. of America	13,411	334,604
*Performance Food Group Co.	178,147	8,773,740
*Pilgrim’s Pride Corp.	29,372	832,696
#*Post Holdings, Inc.	33,377	2,482,915
PriceSmart, Inc.	47,709	3,790,480
Reynolds Consumer Products, Inc.	11,212	331,763
#*Rite Aid Corp.	4,953	31,551
Rocky Mountain Chocolate Factory, Inc.	4,995	33,017
Sanderson Farms, Inc.	46,367	8,780,519
Seaboard Corp.	351	1,482,972
<*»Seneca Foods Corp.	1,443	80,519
*Seneca Foods Corp., Class A	19,103	1,036,338
*Simply Good Foods Co. (The)	109,365	4,555,052
SpartanNash Co.	96,324	3,301,987
Spectrum Brands Holdings, Inc.	49,236	4,188,507
*Sprouts Farmers Market, Inc.	179,956	5,362,689
#Tootsie Roll Industries, Inc.	51,359	1,799,108
*TreeHouse Foods, Inc.	29,346	924,399
Turning Point Brands, Inc.	14,211	446,083
*United Natural Foods, Inc.	113,935	4,891,230
United-Guardian, Inc.	10,372	223,413
Universal Corp.	35,331	2,043,898
*US Foods Holding Corp.	10,039	377,667
*USANA Health Sciences, Inc.	44,535	3,414,053
Vector Group, Ltd.	309,459	3,936,318
Village Super Market, Inc., Class A	16,223	376,211
*Vital Farms, Inc.	18,264	210,036
#WD-40 Co.	19,839	3,649,979
Weis Markets, Inc.	39,444	3,150,787
#*Whole Earth Brands, Inc.	17,918	123,813

TOTAL CONSUMER STAPLES		186,049,730

ENERGY (5.0%)
Adams Resources & Energy, Inc.	7,069	274,772
#*Alto Ingredients, Inc.	103,271	595,874
Antero Midstream Corp.	237,914	2,443,377
*Antero Resources Corp.	300,800	10,588,160
#Arch Resources, Inc.	22,457	3,736,396
Archrock, Inc.	152,344	1,326,916
*Ardmore Shipping Corp.	19,065	118,775
*Aspen Aerogels, Inc.	25,744	556,070
Berry Corp.	40,502	444,307
Brigham Minerals, Inc.	34,036	843,412
*Bristow Group, Inc.	21,113	629,590
Cactus, Inc., Class A	58,665	2,929,143

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ENERGY (Continued)
California Resources Corp.	78,942	$3,174,258
#*Callon Petroleum Co.	63,804	3,271,231
*Centennial Resource Development, Inc., Class A	403,934	3,126,449
#*Centrus Energy Corp., Class A	11,937	331,371
ChampionX Corp.	105,627	2,228,730
#Chesapeake Energy Corp.	17,932	1,470,783
#Civitas Resources, Inc.	30,757	1,802,975
#*Clean Energy Fuels Corp.	324,748	1,903,023
*CNX Resources Corp.	430,450	8,845,747
*Comstock Resources, Inc.	243,033	4,138,852
*CONSOL Energy, Inc.	51,256	2,437,223
Core Laboratories NV	15,655	407,030
#Crescent Energy, Inc., Class A	2,567	40,321
CVR Energy, Inc.	31,304	784,791
*Delek US Holdings, Inc.	101,378	2,453,348
*Denbury, Inc.	38,307	2,450,882
DHT Holdings, Inc.	538,350	3,025,527
#*DMC Global, Inc.	43,438	868,326
Dorian LPG, Ltd.	58,514	861,326
*Dril-Quip, Inc.	27,256	787,153
DT Midstream, Inc.	22,972	1,234,745
*Earthstone Energy, Inc., Class A	78,520	1,059,235
EnLink Midstream LLC	163,147	1,610,261
*Enservco Corp.	13,991	37,496
EQT Corp.	142,926	5,681,308
Equitrans Midstream Corp.	259,140	2,036,840
Evolution Petroleum Corp.	51,818	326,972
*Expro Group Holdings NV	35,529	542,883
#*Exterran Corp.	35,203	239,028
#Falcon Minerals Corp.	26,378	179,370
*Forum Energy Technologies, Inc.	5,632	119,004
*Geospace Technologies Corp.	17,695	102,277
#*Gevo, Inc.	34,646	128,537
*Green Plains, Inc.	79,891	2,242,540
*Gulf Island Fabrication, Inc.	3,186	11,852
*Gulfport Energy Corp.	714	67,102
#*Hallador Energy Co.	35,756	152,321
*Helix Energy Solutions Group, Inc.	145,527	598,116
Helmerich & Payne, Inc.	95,370	4,389,881
*HF Sinclair Corp.	123,756	4,705,203
*Independence Contract Drilling, Inc.	17,770	73,212
International Seaways, Inc.	72,054	1,522,501
*Kosmos Energy, Ltd.	306,594	2,072,575
*Laredo Petroleum, Inc.	29,450	2,097,134
*Liberty Oilfield Services, Inc., Class A	84,302	1,360,634
#Magnolia Oil & Gas Corp., Class A	88,773	2,063,085
Matador Resources Co.	203,639	9,941,656
#*Mexco Energy Corp.	1,439	23,096
Murphy Oil Corp.	120,727	4,597,284
NACCO Industries, Inc., Class A	13,974	643,922
*National Energy Services Reunited Corp.	23,828	159,409
*Natural Gas Services Group, Inc.	18,095	222,207
*NCS Multistage Holdings, Inc.	1,332	63,510
*Newpark Resources, Inc.	127,131	443,687
*NexTier Oilfield Solutions, Inc.	139,486	1,538,531
Northern Oil and Gas, Inc.	23,861	596,048

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ENERGY (Continued)
NOV, Inc.	199,020	$3,608,233
Oasis Petroleum, Inc.	25,967	3,444,782
*Oceaneering International, Inc.	144,024	1,631,792
*Oil States International, Inc.	24,202	163,606
*Overseas Shipholding Group, Inc., Class A	87,595	182,198
Ovintiv, Inc.	4,334	221,857
*Par Pacific Holdings, Inc.	32,959	483,509
Patterson-UTI Energy, Inc.	309,250	5,084,070
*PBF Energy, Inc., Class A	132,363	3,846,469
PDC Energy, Inc.	178,236	12,430,179
*Peabody Energy Corp.	194,135	4,395,216
PHX Minerals, Inc.	22,619	79,393
*ProPetro Holding Corp.	86,530	1,223,534
*Range Resources Corp.	518,258	15,516,645
*Renewable Energy Group, Inc.	74,686	4,560,327
*REX American Resources Corp.	15,143	1,281,552
Riley Exploration Permian, Inc.	4,142	96,219
#*Ring Energy, Inc.	25,732	115,022
*RPC, Inc.	217,721	2,251,235
*SandRidge Energy, Inc.	35,409	657,545
Scorpio Tankers, Inc.	34,401	850,737
*SEACOR Marine Holdings, Inc.	26,514	190,901
*Select Energy Services, Inc., Class A	73,472	570,143
SFL Corp., Ltd.	115,597	1,146,722
*SilverBow Resources, Inc.	22,401	819,877
SM Energy Co.	145,255	5,160,910
Solaris Oilfield Infrastructure, Inc., Class A	23,605	265,556
*Southwestern Energy Co.	1,588,748	11,915,610
*Talos Energy, Inc.	89,203	1,620,819
*TechnipFMC PLC	473,483	3,276,502
*Teekay Corp.	15,018	48,658
*Teekay Tankers, Ltd., Class A	30,160	482,862
*TETRA Technologies, Inc.	125,749	462,756
*Tidewater, Inc.	42,407	846,444
*Transocean, Ltd.	302,345	1,136,817
*US Silica Holdings, Inc.	115,760	2,150,821
VAALCO Energy, Inc.	71,084	464,889
#*Vertex Energy, Inc.	283	2,691
*W&T Offshore, Inc.	144,231	686,540
*Weatherford International PLC	21,487	693,600
Whiting Petroleum Corp.	37,930	2,770,786
World Fuel Services Corp.	67,244	1,628,650

TOTAL ENERGY		220,246,274

FINANCIALS (19.2%)
1st Source Corp.	55,343	2,394,692
ACNB Corp.	3,888	133,086
Affiliated Managers Group, Inc.	64,512	8,100,772
Alerus Financial Corp.	4,693	119,906
Allegiance Bancshares, Inc.	25,579	1,045,158
Amalgamated Financial Corp.	2,735	48,109
A-Mark Precious Metals, Inc.	18,266	1,439,361
*Ambac Financial Group, Inc.	12,226	94,507
Amerant Bancorp, Inc.	6,819	181,317
American Equity Investment Life Holding Co.	220,415	8,314,054
American National Bankshares, Inc.	12,683	440,607

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
American National Group, Inc.	16,593	$3,129,606
Ameris BanCorp	166,900	6,959,730
AMERISAFE, Inc.	59,793	2,771,406
Ameriserv Financial, Inc.	40,106	159,221
Ames National Corp.	5,172	121,025
Argo Group International Holdings, Ltd.	60,219	2,577,373
Arrow Financial Corp.	39,581	1,238,885
#Artisan Partners Asset Management, Inc., Class A	95,458	3,068,020
*AssetMark Financial Holdings, Inc.	4,721	90,785
Associated Banc-Corp.	322,648	6,436,828
Associated Capital Group, Inc., Class A	1,064	42,134
Assured Guaranty, Ltd.	97,863	5,397,144
Atlantic American Corp.	4,900	14,945
Atlantic Union Bankshares Corp.	114,101	3,854,332
#*Atlanticus Holdings Corp.	25,950	1,116,888
Auburn National BanCorp, Inc.	300	9,162
Axis Capital Holdings, Ltd.	63,394	3,634,378
*Axos Financial, Inc.	146,840	5,562,299
B. Riley Financial, Inc.	1,036	46,786
Banc of California, Inc.	137,380	2,478,335
BancFirst Corp.	51,174	4,183,474
*BanCorp, Inc. (The)	153,155	3,475,087
#Bank First Corp.	161	11,383
Bank of Hawaii Corp.	78,430	5,830,486
Bank of Marin BanCorp	23,007	719,199
Bank of NT Butterfield & Son, Ltd. (The)	49,383	1,581,737
Bank of Princeton (The)	817	24,526
Bank OZK	172,008	6,608,547
BankFinancial Corp.	23,620	241,160
BankUnited, Inc.	121,918	4,576,802
Bankwell Financial Group, Inc.	4,200	142,800
Banner Corp.	65,619	3,523,740
Bar Harbor Bankshares	20,276	529,406
BayCom Corp.	5,804	131,461
BCB BanCorp, Inc.	19,471	366,834
Berkshire Hills BanCorp, Inc.	75,352	1,864,208
BGC Partners, Inc., Class A	235,682	855,526
*Blucora, Inc.	92,763	1,878,451
#Blue Ridge Bankshares, Inc.	2,755	40,140
BOK Financial Corp.	38,333	3,178,956
*Bridgewater Bancshares, Inc.	14,082	225,594
*Brighthouse Financial, Inc.	112,389	5,772,299
Brightsphere Investment Group, Inc.	50,370	1,009,415
Brookline BanCorp, Inc.	155,619	2,250,251
*BRP Group, Inc., Class A	12,277	283,844
Business First Bancshares, Inc.	7,312	162,034
Byline BanCorp, Inc.	30,185	708,140
C&F Financial Corp.	4,656	241,181
Cadence Bank	380,406	9,525,366
<»California First Leasing Corp.	1,651	29,883
Cambridge BanCorp	4,280	349,719
Camden National Corp.	32,769	1,466,413
*Cannae Holdings, Inc.	42,997	963,133
Capital BanCorp, Inc.	2,043	45,988
Capital City Bank Group, Inc.	24,568	629,186
Capitol Federal Financial, Inc.	238,816	2,299,798

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Capstar Financial Holdings, Inc.	19,125	$385,369
*Carter Bankshares, Inc.	11,309	185,015
*Carver BanCorp, Inc.	4,865	34,833
Cathay General BanCorp	247,563	9,924,801
#CBTX, Inc.	20,805	593,359
<*»CCUR Holdings, Inc.	3	19,875
Central Pacific Financial Corp.	26,228	634,193
Central Valley Community BanCorp	12,108	233,805
Chemung Financial Corp.	909	43,159
Citizens & Northern Corp.	14,923	349,347
Citizens Community BanCorp, Inc.	17,222	225,780
Citizens Holding Co.	592	10,952
#*Citizens, Inc.	70,129	209,686
City Holding Co.	33,048	2,557,254
Civista Bancshares, Inc.	15,729	327,478
CNB Financial Corp.	23,993	596,226
CNO Financial Group, Inc.	335,819	8,106,671
*Coastal Financial Corp.	8,680	356,227
Codorus Valley BanCorp, Inc.	4,301	102,794
#Cohen & Steers, Inc.	76,066	5,909,568
Colony Bankcorp, Inc.	2,660	45,592
#Columbia Banking System, Inc.	149,310	4,192,625
*Columbia Financial, Inc.	27,151	514,511
Community Bank System, Inc.	124,291	8,004,340
Community Financial Corp. (The)	1,681	68,820
Community Trust BanCorp, Inc.	41,677	1,659,161
Community West Bancshares	1,200	17,148
ConnectOne BanCorp, Inc.	71,437	1,990,235
*Consumer Portfolio Services, Inc.	13,251	151,061
Cowen, Inc., Class A	38,192	872,687
Crawford & Co., Class A	70,085	546,663
Crawford & Co., Class B	53,100	391,347
*Credit Acceptance Corp.	509	260,862
*CrossFirst Bankshares, Inc.	20,411	261,465
Cullen/Frost Bankers, Inc.	24,593	3,253,408
Curo Group Holdings Corp.	30,816	361,780
*Customers BanCorp, Inc.	60,218	2,533,371
CVB Financial Corp.	209,491	4,822,483
Diamond Hill Investment Group, Inc.	8,087	1,361,608
Dime Community Bancshares, Inc.	78,927	2,481,465
Donegal Group, Inc.	870	11,606
Donegal Group, Inc., Class A	38,652	522,962
*Donnelley Financial Solutions, Inc.	75,573	2,212,022
Eagle BanCorp Montana, Inc.	498	10,109
Eagle BanCorp, Inc.	58,714	2,956,250
East West BanCorp, Inc.	7,010	499,813
Eastern Bankshares, Inc.	55,705	1,067,308
*eHealth, Inc.	28,235	227,292
*Elevate Credit, Inc.	24,141	71,457
Employers Holdings, Inc.	58,061	2,284,120
*Encore Capital Group, Inc.	60,027	3,470,161
*Enova International, Inc.	92,470	3,458,378
*Enstar Group, Ltd.	22,210	5,236,008
Enterprise BanCorp, Inc.	8,053	273,399
Enterprise Financial Services Corp.	59,861	2,644,060
Equity Bancshares, Inc., Class A	14,430	440,548

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
*Esquire Financial Holdings, Inc.	3,645	$131,220
Essa BanCorp, Inc.	14,300	245,960
Essent Group, Ltd.	78,745	3,191,535
Evans BanCorp, Inc.	4,948	188,618
Evercore, Inc.	82,186	8,691,170
*EZCorp., Inc., Class A	87,775	614,425
Farmers & Merchants BanCorp, Inc.	1,700	65,025
Farmers National Banc Corp.	37,830	579,556
FB Financial Corp.	55,475	2,137,452
Federal Agricultural Mortgage Corp.	24,742	2,534,323
Federal Agricultural Mortgage Corp.	1,115	110,385
Federated Hermes, Inc.	224,416	6,391,368
Financial Institutions, Inc.	34,811	969,138
First American Financial Corp.	31,389	1,830,293
First BanCorp	410,645	5,588,878
First BanCorp, Inc. (The)	18,147	510,838
First BanCorp/Southern Pines NC	52,971	1,984,294
First Bancshares, Inc. (The)	15,362	494,503
First Bank	14,464	206,257
First Busey Corp.	81,850	1,839,170
First Business Financial Services, Inc.	12,183	422,385
First Citizens Bancshares, Inc., Class A	4,592	2,936,033
First Commonwealth Financial Corp.	183,301	2,470,897
First Community Bankshares, Inc.	40,256	1,072,017
First Community Corp.	400	7,928
First Financial BanCorp	190,837	3,902,617
#First Financial Bankshares, Inc.	216,939	8,673,221
First Financial Corp.	26,421	1,126,063
First Financial Northwest, Inc.	23,602	403,594
First Foundation, Inc.	81,098	1,801,998
First Hawaiian, Inc.	155,814	3,678,769
First Internet BanCorp, Class A	19,603	754,519
First Interstate BancSystem, Inc., Class A	107,734	3,503,510
First Merchants Corp.	94,653	3,709,451
First Mid Bancshares, Inc.	12,240	441,130
First Northwest BanCorp	12,745	267,263
First of Long Island Corp. (The)	45,175	758,037
First Savings Financial Group, Inc.	432	10,774
First United Corp.	1,912	42,848
*First Western Financial, Inc.	1,362	44,701
FirstCash Holdings, Inc.	83,817	6,686,920
Flagstar BanCorp, Inc.	96,970	3,423,041
Flushing Financial Corp.	99,294	2,134,821
FNB Corp.	311,205	3,585,082
FS BanCorp, Inc.	10,145	298,162
Fulton Financial Corp.	441,127	6,691,897
GAMCO Investors, Inc., Class A	16,175	323,015
*Genworth Financial, Inc., Class A	263,907	979,095
German American BanCorp, Inc.	52,736	1,851,034
Glacier BanCorp, Inc.	212,800	9,737,728
Global Indemnity Group LLC, Class A	25,088	650,783
#Goosehead Insurance, Inc., Class A	8,421	484,123
Great Southern BanCorp, Inc.	44,060	2,499,964
*Green Dot Corp., Class A	95,155	2,519,704
Greene County BanCorp, Inc.	2,025	105,725
#Greenhill & Co., Inc.	25,507	308,890

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
*Greenlight Capital Re, Ltd., Class A	26,297	$180,923
Guaranty Bancshares, Inc.	7,728	265,843
*Hallmark Financial Services, Inc.	21,825	73,114
Hamilton Lane, Inc., Class A	19,103	1,310,084
Hancock Whitney Corp.	158,273	7,402,428
Hanmi Financial Corp.	107,312	2,484,273
Hanover Insurance Group, Inc. (The)	68,511	10,058,785
HarborOne BanCorp, Inc.	61,708	826,270
Hawthorn Bancshares, Inc.	2,376	62,109
HBT Financial, Inc.	1,070	18,383
HCI Group, Inc.	42,416	2,718,441
Heartland Financial USA, Inc.	49,499	2,166,571
Heritage Commerce Corp.	91,468	1,027,186
Heritage Financial Corp.	89,933	2,178,177
Heritage Insurance Holdings, Inc.	34,475	146,863
Hilltop Holdings, Inc.	165,009	4,206,079
Hingham Institution For Savings (The)	2,256	728,846
HMN Financial, Inc.	3,408	82,405
Home BanCorp, Inc.	4,951	189,772
Home Bancshares, Inc.	322,534	6,973,185
HomeStreet, Inc.	67,835	2,753,423
Hometrust Bancshares, Inc.	11,678	315,656
Hope BanCorp, Inc.	269,784	3,857,911
Horace Mann Educators Corp.	78,460	3,126,631
Horizon BanCorp, Inc.	125,385	2,191,730
Houlihan Lokey, Inc.	46,251	3,852,246
Huntington Bancshares, Inc.	189,880	2,496,922
Independent Bank Corp.	27,307	539,040
Independent Bank Corp.	109,606	8,457,199
Independent Bank Group, Inc.	61,967	4,201,363
International Bancshares Corp.	167,226	6,653,923
Investar Holding Corp.	4,804	94,639
Investors Title Co.	3,664	687,550
James River Group Holdings, Ltd.	21,930	519,960
Janus Henderson Group PLC	179,657	5,475,945
Jefferies Financial Group, Inc.	172,630	5,310,099
Kearny Financial Corp.	207,942	2,466,192
Kemper Corp.	84,752	3,912,152
Kentucky First Federal BanCorp	3,402	24,835
Kingstone Cos., Inc.	10,135	42,668
Kinsale Capital Group, Inc.	19,274	4,272,853
Lake Shore BanCorp, Inc.	338	5,036
Lakeland BanCorp, Inc.	117,532	1,766,506
Lakeland Financial Corp.	62,164	4,526,782
#Landmark BanCorp, Inc.	3,630	92,746
#Lazard, Ltd., Class A	41,930	1,374,046
LCNB Corp.	5,984	96,223
*LendingClub Corp.	101,841	1,553,075
*LendingTree, Inc.	16,568	1,315,831
Limestone BanCorp, Inc.	857	18,383
Live Oak Bancshares, Inc.	56,876	2,407,561
Luther Burbank Corp.	20,090	266,594
Macatawa Bank Corp.	56,938	498,207
Magyar BanCorp, Inc.	1,254	15,023
*Maiden Holdings, Ltd.	153,677	341,163
*Malvern BanCorp, Inc.	1,300	20,904

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Manning & Napier, Inc.	365	$4,661
#*MBIA, Inc.	158,895	1,913,096
Mercantile Bank Corp.	23,120	725,968
Merchants BanCorp	13,336	313,663
Mercury General Corp.	83,314	4,201,525
Meridian Corp.	968	30,395
#Meta Financial Group, Inc.	61,460	2,682,729
Metrocity Bankshares, Inc.	7,117	145,044
*Metropolitan Bank Holding Corp.	12,645	1,126,037
MGIC Investment Corp.	251,339	3,282,487
Mid Penn BanCorp, Inc.	5,597	144,571
Middlefield Banc Corp.	654	17,266
Midland States BanCorp, Inc.	30,620	807,143
*Midwest Holding, Inc.	49	561
MidWestOne Financial Group, Inc.	13,482	402,842
Moelis & Co., Class A	60,876	2,694,372
*Mr. Cooper Group, Inc.	102,149	4,593,641
MVB Financial Corp.	5,807	232,628
National Bank Holdings Corp., Class A	64,646	2,360,225
National Bankshares, Inc.	3,391	116,650
National Western Life Group, Inc., Class A	4,293	853,277
Navient Corp.	327,759	5,208,091
NBT BanCorp, Inc.	86,720	3,052,544
Nelnet, Inc., Class A	62,309	5,113,700
#New York Community BanCorp, Inc.	349,490	3,229,288
*NI Holdings, Inc.	5,418	85,875
*Nicholas Financial, Inc.	4,938	50,022
*Nicolet Bankshares, Inc.	14,671	1,193,926
*NMI Holdings, Inc., Class A	122,317	2,248,186
Northeast Bank	12,561	470,033
Northfield BanCorp, Inc.	115,291	1,509,159
Northrim BanCorp, Inc.	8,823	353,538
Northwest Bancshares, Inc.	212,185	2,690,506
Norwood Financial Corp.	949	26,591
OceanFirst Financial Corp.	84,761	1,587,574
*Ocwen Financial Corp.	11,682	242,986
OFG BanCorp	81,697	2,171,506
Ohio Valley Banc Corp.	834	25,429
Old National BanCorp	520,400	7,889,264
Old Republic International Corp.	60,320	1,327,643
#Old Second BanCorp, Inc.	38,012	523,425
OneMain Holdings, Inc.	91,872	4,219,681
OP BanCorp	1,353	17,535
*Open Lending Corp., Class A	2,381	32,477
*Oportun Financial Corp.	2,741	31,768
Oppenheimer Holdings, Inc., Class A	10,870	350,231
Origin BanCorp, Inc.	13,499	508,642
Orrstown Financial Services, Inc.	8,084	190,621
*Oxbridge Re Holdings, Ltd.	5,300	24,963
Pacific Premier BanCorp, Inc.	181,751	5,699,711
PacWest BanCorp	53,715	1,766,686
*Palomar Holdings, Inc.	7,168	390,298
#Park National Corp.	21,230	2,501,955
Parke BanCorp, Inc.	8,155	196,209
PCB BanCorp	116	2,477
PCSB Financial Corp.	9,182	168,214

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Peapack-Gladstone Financial Corp.	36,205	$1,121,993
Penns Woods BanCorp, Inc.	4,979	116,509
PennyMac Financial Services, Inc.	39,540	1,920,062
Peoples BanCorp of North Carolina, Inc.	1,084	29,582
Peoples BanCorp, Inc.	68,670	1,882,931
Peoples Financial Services Corp.	1,309	64,979
Pinnacle Financial Partners, Inc.	75,698	5,870,380
Piper Sandler Cos.	22,263	2,559,800
PJT Partners, Inc., Class A	35,266	2,327,203
Popular, Inc.	100,430	7,832,536
#*PRA Group, Inc.	116,375	4,891,241
Preferred Bank	38,355	2,574,388
Premier Financial Corp.	63,874	1,695,216
Primerica, Inc.	74,102	9,600,655
Primis Financial Corp.	18,469	252,102
ProAssurance Corp.	27,057	664,790
*Professional Holding Corp., Class A	1,154	25,827
*PROG Holdings, Inc.	114,643	3,034,600
Prosperity Bancshares, Inc.	35,721	2,335,439
Provident Bancorp, Inc.	584	9,297
Provident Financial Holdings, Inc.	13,724	208,468
Provident Financial Services, Inc.	141,661	3,134,958
Prudential BanCorp, Inc.	3,645	56,570
#Pzena Investment Management, Inc., Class A	23,424	147,337
QCR Holdings, Inc.	52,797	2,866,335
Radian Group, Inc.	406,780	8,701,024
RBB BanCorp	14,279	305,428
Red River Bancshares, Inc.	1,418	76,927
#Regional Management Corp.	25,575	1,101,004
Reinsurance Group of America, Inc.	7,678	824,003
#*Reliance Global Group, Inc.	3,150	8,788
RenaissanceRe Holdings, Ltd.	10,604	1,521,886
Renasant Corp.	87,420	2,604,242
Republic BanCorp, Inc., Class A	37,669	1,570,044
*Republic First BanCorp, Inc.	59,516	249,372
Richmond Mutual BanCorp, Inc.	1,956	32,039
Riverview BanCorp, Inc.	33,814	238,051
RLI Corp.	95,254	10,933,254
S&T BanCorp, Inc.	68,457	1,934,595
*Safeguard Scientifics, Inc.	21,874	90,340
Safety Insurance Group, Inc.	36,712	3,158,700
Salisbury BanCorp, Inc.	551	29,313
Sandy Spring BanCorp, Inc.	74,760	2,935,825
Seacoast Banking Corp. of Florida	88,756	2,884,570
*Security National Financial Corp., Class A	4,139	41,266
Selective Insurance Group, Inc.	126,211	10,394,738
ServisFirst Bancshares, Inc.	109,918	8,828,614
Shore Bancshares, Inc.	18,454	371,479
Sierra BanCorp	31,564	686,517
Silvercrest Asset Management Group, Inc., Class A	9,896	205,639
Simmons First National Corp., Class A	176,120	4,203,984
*SiriusPoint, Ltd.	36,042	226,344
SLM Corp.	159,697	2,671,731
SmartFinancial, Inc.	9,375	229,875
South Plains Financial, Inc.	2,923	70,590
*Southern First Bancshares, Inc.	15,648	715,114

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Southern Missouri BanCorp, Inc.	11,272	$475,678
Southside Bancshares, Inc.	63,495	2,488,369
SouthState Corp.	109,657	8,491,838
*Sterling BanCorp, Inc.	6,080	41,526
Stewart Information Services Corp.	62,193	3,209,159
Stifel Financial Corp.	154,508	9,556,320
Stock Yards BanCorp, Inc.	48,694	2,545,722
*StoneX Group, Inc.	39,009	2,644,030
Summit Financial Group, Inc.	8,429	229,690
Summit State Bank	1,100	17,474
*SWK Holdings Corp.	357	6,997
Synovus Financial Corp.	59,136	2,456,509
Territorial BanCorp, Inc.	20,178	458,242
*Texas Capital Bancshares, Inc.	73,409	3,770,286
TFS Financial Corp.	40,504	607,155
Timberland BanCorp, Inc.	16,031	423,379
Tiptree, Inc.	67,047	779,757
#Tompkins Financial Corp.	26,920	1,965,160
Towne Bank	102,459	2,824,795
TriCo Bancshares	53,216	1,998,261
*TriState Capital Holdings, Inc.	64,921	1,961,263
*Triumph BanCorp, Inc.	34,017	2,362,140
#*Trupanion, Inc.	17,586	1,118,821
TrustCo Bank Corp. NY	42,421	1,321,414
Trustmark Corp.	148,030	4,127,076
UMB Financial Corp.	119,507	10,777,141
Umpqua Holdings Corp.	234,480	3,878,299
*Unico American Corp.	4,300	12,513
United Bancshares, Inc.	110	3,728
United Bankshares, Inc.	241,238	8,023,576
United Community Banks, Inc.	145,356	4,381,030
United Fire Group, Inc.	36,146	1,058,716
United Insurance Holdings Corp.	26,976	61,775
United Security Bancshares/Fresno CA	12,425	99,773
Unity BanCorp, Inc.	13,740	396,399
Universal Insurance Holdings, Inc.	80,138	1,006,533
Univest Financial Corp.	61,255	1,543,626
Unum Group	74,372	2,269,833
US Global Investors, Inc.	5,500	28,875
Valley National BanCorp	765,219	9,167,324
Value Line, Inc.	4,121	269,802
Veritex Holdings, Inc.	42,706	1,402,892
#Victory Capital Holdings, Inc., Class A	19,730	532,513
Virtu Financial, Inc., Class A	38,078	1,099,693
Virtus Investment Partners, Inc.	19,419	3,440,270
Voya Financial, Inc.	16,103	1,016,743
Walker & Dunlop, Inc.	83,543	10,005,110
Washington Federal, Inc.	208,066	6,331,448
Washington Trust BanCorp, Inc.	50,223	2,357,468
#Waterstone Financial, Inc.	64,120	1,029,767
Webster Financial Corp.	215,755	10,785,592
WesBanco, Inc.	95,193	3,069,022
West BanCorp, Inc.	34,476	861,900
Westamerica BanCorp	38,043	2,241,494
Western Alliance BanCorp	60,699	4,619,801
Western New England BanCorp, Inc.	33,283	285,901

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Westwood Holdings Group, Inc.	9,294	$149,912
White Mountains Insurance Group, Ltd.	3,661	3,836,801
Wintrust Financial Corp.	87,455	7,636,571
#WisdomTree Investments, Inc.	259,492	1,512,838
#*World Acceptance Corp.	18,284	3,450,374
WSFS Financial Corp.	146,585	5,873,661
WVS Financial Corp.	700	10,696

TOTAL FINANCIALS		837,220,936

HEALTH CARE (10.6%)
#*2Seventy bio, Inc.	1,712	23,044
*Acadia Healthcare Co., Inc.	177,359	12,039,129
*ACADIA Pharmaceuticals, Inc.	25,659	473,152
#*Accuray, Inc.	140,955	374,940
*Adaptive Biotechnologies Corp.	40,374	333,086
*Addus HomeCare Corp.	39,637	3,340,606
*Adial Pharmaceuticals, Inc.	1,100	1,551
#*Aeglea BioTherapeutics, Inc.	31,439	45,272
*Aethlon Medical, Inc.	20,941	22,407
*Affimed NV	8,848	33,268
*Agios Pharmaceuticals, Inc.	35,799	786,504
#*Akebia Therapeutics, Inc.	207,715	86,243
*Akero Therapeutics, Inc.	17,407	182,599
#*Albireo Pharma, Inc.	30,706	977,065
*Aldeyra Therapeutics, Inc.	19,311	59,285
*Alector, Inc.	14,313	137,405
*AlerisLife, Inc.	24,715	52,149
*Alkermes PLC	170,443	4,917,281
*Allied Healthcare Products, Inc.	5,468	13,998
#*Allogene Therapeutics, Inc.	60,654	506,461
*Allscripts Healthcare Solutions, Inc.	235,113	4,857,435
*Alpine Immune Sciences, Inc.	3,685	33,902
#*Amedisys, Inc., Class B	31,468	4,016,890
*AMN Healthcare Services, Inc.	108,088	10,565,602
*Amneal Pharmaceuticals, Inc.	94,299	363,994
*Amphastar Pharmaceuticals, Inc.	101,995	3,617,763
*AnaptysBio, Inc.	42,302	989,867
*AngioDynamics, Inc.	151,633	3,191,875
#*ANI Pharmaceuticals, Inc.	15,693	463,100
*Anika Therapeutics, Inc.	36,234	780,118
*Annexon, Inc.	1,509	3,848
*Antares Pharma, Inc.	132,621	738,036
#*Apollo Medical Holdings, Inc.	37,218	1,357,713
*Applied DNA Sciences, Inc.	4,783	7,653
*Applied Molecular Transport, Inc.	504	2,162
*Aptevo Therapeutics, Inc.	3,186	13,572
*Aptinyx, Inc.	883	788
*Apyx Medical Corp.	40,845	153,986
*AquaBounty Technologies, Inc.	17,638	23,635
#*Arcturus Therapeutics Holdings, Inc.	7,567	146,648
#*Arcus Biosciences, Inc.	72,499	1,755,201
*Arcutis Biotherapeutics, Inc.	18,076	364,954
*Arrowhead Pharmaceuticals, Inc.	17,794	731,511
#*Artivion, Inc.	97,513	1,978,539
*Arvinas, Inc.	5,654	310,800

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
#*Assembly Biosciences, Inc.	101,140	$178,006
*Atara Biotherapeutics, Inc., Class A	54,568	347,052
*Atreca, Inc., Class A	2,380	4,665
*AtriCure, Inc.	59,598	3,094,924
Atrion Corp.	3,692	2,313,481
*aTyr Pharma, Inc.	16,117	67,047
*Avanos Medical, Inc.	68,517	1,997,956
#*Avid Bioservices, Inc.	63,962	860,929
#*Avidity Biosciences, Inc.	34,678	495,895
*Axogen, Inc.	27,359	198,079
*Axonics, Inc.	34,675	1,796,858
*Biocept, Inc.	2,200	3,432
*BioLife Solutions, Inc.	12,365	156,665
*Biomerica, Inc.	391	1,537
#*Bioxcel Therapeutics, Inc.	1,353	17,738
*Bluebird Bio, Inc.	5,254	19,072
*Blueprint Medicines Corp.	37,032	2,160,817
*Brookdale Senior Living, Inc.	341,538	2,110,705
*Capital Senior Living Corp.	3,300	99,033
#*Capricor Therapeutics, Inc.	12,913	40,934
*Cara Therapeutics, Inc.	27,476	239,591
*Cardiovascular Systems, Inc.	28,742	537,475
#*CareCloud, Inc.	15,525	61,324
#*CareDx, Inc.	26,121	795,123
#*Cassava Sciences, Inc.	3,856	80,475
*Castle Biosciences, Inc.	1,747	39,028
*Catalyst Pharmaceuticals, Inc.	186,484	1,421,008
#*Celldex Therapeutics, Inc.	33,713	1,029,932
#*CEL-SCI Corp.	2,263	6,472
*Change Healthcare, Inc.	8,202	193,239
Chemed Corp.	4,381	2,152,780
*ChemoCentryx, Inc.	29,328	541,395
*Chimerix, Inc.	117,919	518,844
*Chinook Therapeutics, Inc.	55,431	838,671
*Codexis, Inc.	52,284	628,977
*Co-Diagnostics, Inc.	82	361
*Collegium Pharmaceutical, Inc.	57,613	927,569
*Community Health Systems, Inc.	190,022	1,457,469
*Computer Programs and Systems, Inc.	30,038	958,813
CONMED Corp.	63,871	8,492,288
*ContraFect Corp.	17,037	64,400
#*Corcept Therapeutics, Inc.	141,051	3,034,007
*CorVel Corp.	45,677	7,083,589
#*Corvus Pharmaceuticals, Inc.	75,589	99,022
*Covetrus, Inc.	101,534	1,401,169
#*Crinetics Pharmaceuticals, Inc.	30,038	610,372
*Cross Country Healthcare, Inc.	116,460	2,182,460
#*Cue Biopharma, Inc.	47,553	188,310
*Cumberland Pharmaceuticals, Inc.	18,700	43,945
*Cutera, Inc.	26,896	1,460,722
*Cyclacel Pharmaceuticals, Inc.	12,283	22,969
*Cymabay Therapeutics, Inc.	61,195	138,913
*CytomX Therapeutics, Inc.	43,646	74,635
#*CytoSorbents Corp.	36,594	76,847
#*Deciphera Pharmaceuticals, Inc.	21,943	222,063
*Denali Therapeutics, Inc.	67,579	1,608,380

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
#*Eagle Pharmaceuticals, Inc.	19,472	$859,299
*Edesa Biotech, Inc.	16,977	37,689
#*Editas Medicine, Inc.	19,348	256,168
*Eiger Biopharmaceuticals, Inc.	35,434	243,432
*Electromed, Inc.	12,695	160,846
*Emergent BioSolutions, Inc.	73,350	2,375,073
*Enanta Pharmaceuticals, Inc.	48,972	3,153,797
Encompass Health Corp.	60,585	4,170,066
#*Endo International PLC	118,496	236,992
*Enovis Corp.	54,998	3,567,720
Ensign Group, Inc. (The)	115,314	9,263,174
*Entasis Therapeutics Holdings, Inc.	18,184	34,186
#*Envista Holdings Corp.	188,773	7,479,186
*Enzo Biochem, Inc.	106,161	270,711
*Equillium, Inc.	2,384	5,829
*Evolent Health, Inc., Class A	168,973	4,650,137
*Evolus, Inc.	35,955	402,336
*Exagen, Inc.	7,644	46,628
*Exelixis, Inc.	347,986	7,774,007
*EyePoint Pharmaceuticals, Inc.	4,474	50,556
*Fate Therapeutics, Inc.	26,734	763,523
*FibroGen, Inc.	50,456	469,241
#*Fluidigm Corp.	77,623	205,701
*FONAR Corp.	9,907	176,840
#*Forma Therapeutics Holdings, Inc.	24,396	184,434
#*Fulcrum Therapeutics, Inc.	26,145	251,515
#*Fulgent Genetics, Inc.	15,444	847,567
#*G1 Therapeutics, Inc.	13,861	71,246
#*Generation Bio Co.	13,404	84,847
*Glaukos Corp.	24,624	1,164,469
#*Global Blood Therapeutics, Inc.	31,507	967,265
*Globus Medical, Inc.	39,728	2,630,788
*GlycoMimetics, Inc.	20,466	14,707
*Haemonetics Corp.	41,032	2,079,091
*Halozyme Therapeutics, Inc.	45,294	1,807,231
*Hanger, Inc.	43,278	711,490
#*Harmony Biosciences Holdings, Inc.	57,957	2,610,383
*Harpoon Therapeutics, Inc.	14,569	32,780
*Harrow Health, Inc.	10,766	72,886
*Harvard Bioscience, Inc.	93,884	490,074
*Health Catalyst, Inc.	10,216	169,994
*HealthEquity, Inc.	32,363	2,016,862
*HealthStream, Inc.	63,851	1,219,554
*Heat Biologics, Inc.	18,770	44,485
#*Heron Therapeutics, Inc.	27,016	122,112
#*Heska Corp.	16,760	1,840,918
#*Homology Medicines, Inc.	45,406	75,374
#*iCAD, Inc.	3,194	11,498
*ICU Medical, Inc.	36,501	7,810,849
*Ideaya Biosciences, Inc.	19,139	183,543
#*IGM Biosciences, Inc.	10,359	173,410
*Immunic, Inc.	2,569	17,392
*ImmunoGen, Inc.	108,490	524,007
#*Immunovant, Inc.	61,516	283,589
*Inari Medical, Inc.	58,940	4,756,458
*InfuSystem Holdings, Inc.	8,475	67,207

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
#*Innoviva, Inc.	101,738	$1,735,650
*Inogen, Inc., Class A	17,292	437,142
#*Inotiv, Inc.	8,511	121,282
*Insmed, Inc.	130,783	2,873,303
#*Instil Bio, Inc.	6,492	45,898
*Integer Holdings Corp.	67,873	5,102,013
*Integra LifeSciences Holdings Corp.	134,345	8,216,540
#*Intellia Therapeutics, Inc.	82,709	4,055,222
*Intersect ENT, Inc.	31,686	867,246
*Intra-Cellular Therapies, Inc.	37,865	1,916,348
*IntriCon Corp.	20,797	499,336
#*Invacare Corp.	38,990	64,723
#*Ionis Pharmaceuticals, Inc.	24,225	890,511
*Iovance Biotherapeutics, Inc.	118,997	1,802,805
iRadimed Corp.	9,491	312,349
*iRhythm Technologies, Inc.	10,465	1,291,067
*IRIDEX Corp.	24,083	92,238
*Ironwood Pharmaceuticals, Inc.	191,312	2,295,744
*iTeos Therapeutics, Inc.	27,181	725,461
*IVERIC bio, Inc.	86,828	1,202,568
*Joint Corp. (The)	13,414	409,395
*Jounce Therapeutics, Inc.	70,735	374,895
*KalVista Pharmaceuticals, Inc.	14,994	190,874
#*Karuna Therapeutics, Inc.	24,538	2,735,005
#*Karyopharm Therapeutics, Inc.	9,358	57,084
*Kewaunee Scientific Corp.	1,692	24,128
*Kezar Life Sciences, Inc.	67,392	800,617
*Kodiak Sciences, Inc.	25,819	155,430
#*Krystal Biotech, Inc.	17,045	1,033,097
#*Kura Oncology, Inc.	71,564	1,026,943
*Kymera Therapeutics, Inc.	33,190	1,040,506
*Lantheus Holdings, Inc.	122,278	8,120,482
*Larimar Therapeutics, Inc.	1,985	7,364
#*Leap Therapeutics, Inc.	1,872	2,415
LeMaitre Vascular, Inc.	72,442	3,130,219
*Lensar, Inc.	25,622	186,784
*Lexicon Pharmaceuticals, Inc.	80,720	146,103
*LHC Group, Inc.	42,358	7,025,074
#*Ligand Pharmaceuticals, Inc.	22,565	2,095,386
*Liquidia Corp.	7,887	42,905
#*LivaNova PLC	95,014	7,283,773
*MacroGenics, Inc.	117,142	837,565
*Madrigal Pharmaceuticals, Inc.	6,434	450,380
#*Marinus Pharmaceuticals, Inc.	10,382	68,729
#*MediciNova, Inc.	2,512	6,707
*MEDNAX, Inc.	120,236	2,226,771
*Medpace Holdings, Inc.	55,768	7,448,932
*MeiraGTx Holdings PLC	24,429	251,374
#*Meridian Bioscience, Inc.	116,439	2,979,674
*Merit Medical Systems, Inc.	143,539	8,900,853
*Merrimack Pharmaceuticals, Inc.	13,521	78,422
*Mersana Therapeutics, Inc.	5,128	17,845
Mesa Laboratories, Inc.	5,195	1,109,808
#*Microbot Medical, Inc.	5,288	31,093
*Mimedx Group, Inc.	11,899	47,001
*Mirati Therapeutics, Inc.	11,039	682,100

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*ModivCare, Inc.	37,043	$3,851,361
#*Molecular Templates, Inc.	21,525	36,593
*Morphic Holding, Inc.	24,134	731,502
#*Mustang Bio, Inc.	98,095	73,051
*Myriad Genetics, Inc.	135,868	2,785,294
*NanoViricides, Inc.	3,320	4,947
National HealthCare Corp.	23,997	1,633,236
National Research Corp.	42,519	1,458,402
*Natus Medical, Inc.	127,621	4,245,951
*Nektar Therapeutics	114,911	474,582
*Neogen Corp.	183,298	4,839,067
*NeoGenomics, Inc.	70,888	669,892
*Neurocrine Biosciences, Inc.	3,310	297,999
#*NeuroMetrix, Inc.	7,803	23,253
*NextCure, Inc.	41,835	174,034
*NextGen Healthcare, Inc.	94,997	1,790,693
*NGM Biopharmaceuticals, Inc.	38,802	484,249
#*Nurix Therapeutics, Inc.	10,888	120,530
*NuVasive, Inc.	75,244	3,870,551
*Ocuphire Pharma, Inc.	3,622	8,475
#*Omnicell, Inc.	92,659	10,115,583
*Opiant Pharmaceuticals, Inc.	11,363	226,805
*OPKO Health, Inc.	260,197	702,532
#*OptimizeRx Corp.	17,702	497,603
*Option Care Health, Inc.	314,428	9,395,109
*OraSure Technologies, Inc.	106,312	652,756
*Organogenesis Holdings, Inc.	59,989	386,329
Organon & Co.	3,831	123,856
*Orthofix Medical, Inc.	14,759	457,529
#*OrthoPediatrics Corp.	15,100	680,708
*Otonomy, Inc.	19,656	43,243
Owens & Minor, Inc.	220,608	7,829,378
*Pacira BioSciences, Inc.	60,279	4,495,005
Patterson Cos., Inc.	149,211	4,591,222
#<*»PDL BioPharma, Inc.	320,345	1,098,783
*PDS Biotechnology Corp.	10,388	57,446
#*Pennant Group, Inc. (The)	39,263	643,521
Perrigo Co. PLC	152,085	5,216,516
#*PetIQ, Inc.	24,227	482,117
*Phathom Pharmaceuticals, Inc.	945	12,228
Phibro Animal Health Corp., Class A	22,038	396,464
#*Phreesia, Inc.	844	19,311
*Poseida Therapeutics, Inc.	5,356	16,550
*Precipio, Inc.	18,577	19,877
*Precision BioSciences, Inc.	34,783	69,218
Premier, Inc., Class A	101,960	3,691,972
*Prestige Consumer Healthcare, Inc.	142,344	7,780,523
*Pro-Dex, Inc.	6,434	97,153
*Progyny, Inc.	94,314	3,626,373
*Prometheus Biosciences, Inc.	4,688	123,294
*Protagonist Therapeutics, Inc.	58,153	528,611
*Prothena Corp. PLC	95,961	2,798,223
Psychemedics Corp.	63	391
*Pulmonx Corp.	6,472	155,975
*Pulse Biosciences, Inc.	471	1,177
*Quanterix Corp.	9,975	221,345

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
#*Quidel Corp.	22,217	$2,235,475
*R1 RCM, Inc.	187,983	4,233,377
*RadNet, Inc.	104,815	2,043,893
#*RAPT Therapeutics, Inc.	18,422	278,725
*REGENXBIO, Inc.	53,228	1,477,609
*Relay Therapeutics, Inc.	8,090	192,785
*Relmada Therapeutics, Inc.	16,032	402,564
#*Replimune Group, Inc.	13,411	224,902
*Repro Medsystems, Inc.	222	588
*Revance Therapeutics, Inc.	2,050	33,579
*REVOLUTION Medicines, Inc.	24,001	479,300
*Rhythm Pharmaceuticals, Inc.	6,997	43,801
*Rigel Pharmaceuticals, Inc.	234,450	553,302
#*Rocket Pharmaceuticals, Inc.	12,422	127,698
*Sage Therapeutics, Inc.	37,796	1,191,330
#*Sangamo Therapeutics, Inc.	185,368	769,277
*Satsuma Pharmaceuticals, Inc.	7,854	30,552
#*Scholar Rock Holding Corp.	10,160	71,831
*Schrodinger, Inc.	15,954	394,383
*scPharmaceuticals, Inc.	1,064	5,288
*SeaSpine Holdings Corp.	29,335	273,109
Select Medical Holdings Corp.	270,319	6,111,913
*SELLAS Life Sciences Group, Inc.	3,696	10,053
*Semler Scientific, Inc.	1,987	91,382
#*Sensus Healthcare, Inc.	27,602	194,870
*Seres Therapeutics, Inc.	72,971	345,153
*Sharps Compliance Corp.	10,342	44,677
*Shockwave Medical, Inc.	3,160	477,571
*SI-BONE, Inc.	19,862	396,843
#*Sierra Oncology, Inc.	3,315	180,701
*SIGA Technologies, Inc.	100,172	688,182
#Simulations Plus, Inc.	13,732	640,735
*Sio Gene Therapies, Inc.	13,501	3,791
*Sotera Health Co.	37,489	764,026
#*Spero Therapeutics, Inc.	20,788	101,030
#*Springworks Therapeutics, Inc.	15,957	684,715
*STAAR Surgical Co.	42,785	2,442,596
*Stereotaxis, Inc.	5,751	14,378
STERIS PLC	2,217	496,719
#*Stoke Therapeutics, Inc.	21,071	304,265
*Supernus Pharmaceuticals, Inc.	86,319	2,408,300
#*Surface Oncology, Inc.	118,586	251,402
*Surgery Partners, Inc.	102,780	5,258,225
#*Surmodics, Inc.	32,539	1,257,958
*Sutro Biopharma, Inc.	24,644	148,110
*Syndax Pharmaceuticals, Inc.	79,857	1,339,202
*Synlogic, Inc.	10,740	18,258
*Syros Pharmaceuticals, Inc.	24,354	20,501
*Tactile Systems Technology, Inc.	3,766	63,570
*Tandem Diabetes Care, Inc.	17,923	1,729,211
*Taro Pharmaceutical Industries, Ltd.	4,178	163,987
*Tarsus Pharmaceuticals, Inc.	1,205	22,064
*TCR2 Therapeutics, Inc.	228	486
*Tempest Therapeutics, Inc.	800	2,888
*Tenet Healthcare Corp.	179,304	13,001,333

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*Tivity Health, Inc.	61,008	$1,960,187
*TransMedics Group, Inc.	17,569	368,246
#*Travere Therapeutics, Inc.	73,830	1,855,348
*Tricida, Inc.	5,306	48,974
*Turning Point Therapeutics, Inc.	3,229	95,062
*Twist Bioscience Corp.	16,882	486,877
*Ultragenyx Pharmaceutical, Inc.	41,491	2,932,999
*United Therapeutics Corp.	18,640	3,309,718
#US Physical Therapy, Inc.	29,940	3,106,874
Utah Medical Products, Inc.	9,480	801,913
*Vanda Pharmaceuticals, Inc.	101,439	1,006,275
#*Vapotherm, Inc.	12,197	54,155
#*Varex Imaging Corp.	50,803	1,008,440
*Verastem, Inc.	223,771	317,755
*Vericel Corp.	27,590	786,315
#*ViewRay, Inc.	61,906	165,289
#*Viking Therapeutics, Inc.	41,210	98,080
#*Vir Biotechnology, Inc.	52,171	1,061,680
*Voyager Therapeutics, Inc.	22,044	161,583
*Xencor, Inc.	49,406	1,234,162
*Xenon Pharmaceuticals, Inc.	48,953	1,383,901
#*Xeris Biopharma Holdings, Inc.	39,114	95,438
#*XOMA Corp.	1,200	23,076
#*Yield10 Bioscience, Inc.	1,700	5,202
#*Y-mAbs Therapeutics, Inc.	22,281	187,160
*Zentalis Pharmaceuticals, Inc.	11,091	294,133
*Zynerba Pharmaceuticals, Inc.	47,239	66,607

TOTAL HEALTH CARE		464,123,140

INDUSTRIALS (19.3%)
#AAON, Inc.	100,539	4,900,271
*AAR Corp.	58,274	2,737,713
ABM Industries, Inc.	125,920	6,078,158
*Acacia Research Corp.	41,499	194,630
ACCO Brands Corp.	160,834	1,178,913
Acme United Corp.	8,400	277,116
Acuity Brands, Inc.	15,192	2,620,316
#ADT, Inc.	33,343	228,400
Advanced Drainage Systems, Inc.	56,371	5,775,773
*Aerojet Rocketdyne Holdings, Inc.	114,927	4,594,781
*AeroVironment, Inc.	47,878	3,845,561
Air Lease Corp.	82,968	3,341,951
*Air T, Inc.	600	10,500
*Air Transport Services Group, Inc.	138,505	4,335,207
Alamo Group, Inc.	27,748	3,508,457
*Alaska Air Group, Inc.	38,228	2,079,221
#Albany International Corp.	59,625	4,663,868
*Allegiant Travel Co.	27,194	4,220,237
Allied Motion Technologies, Inc.	37,131	903,769
Allison Transmission Holdings, Inc.	33,579	1,257,198
*Alta Equipment Group, Inc.	2,802	31,523
Altra Industrial Motion Corp.	44,752	1,745,328
*Ameresco, Inc., Class A	48,453	2,443,969
*American Superconductor Corp.	7,900	42,107
*American Woodmark Corp.	34,745	1,627,803
*API Group Corp.	52,613	976,497

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
#Apogee Enterprises, Inc.	61,953	$2,725,932
Applied Industrial Technologies, Inc.	93,154	9,752,292
ARC Document Solutions, Inc.	422	1,604
ArcBest Corp.	62,176	4,486,620
Arcosa, Inc.	26,472	1,417,046
Argan, Inc.	36,913	1,357,660
*Armstrong Flooring, Inc.	22,968	37,668
Armstrong World Industries, Inc.	83,002	7,026,949
*ASGN, Inc.	120,014	13,615,588
Astec Industries, Inc.	60,839	2,378,805
*Astronics Corp.	24,522	237,618
*Astronics Corp., Class B	8,090	79,727
*Atkore, Inc.	56,839	5,462,228
*Atlas Air Worldwide Holdings, Inc., Class A	43,251	2,981,724
#*Avis Budget Group, Inc.	50,903	13,625,206
*Axon Enterprise, Inc.	3,929	440,834
*AZEK Co., Inc. (The)	73,839	1,568,340
AZZ, Inc.	49,567	2,262,238
*Babcock Wilcox Enterprises, Inc.	8,501	63,843
Barnes Group, Inc.	95,826	3,217,837
Barrett Business Services, Inc.	19,954	1,436,089
*Beacon Roofing Supply, Inc.	118,959	7,093,525
#*Beam Global	1,072	16,552
#BGSF, Inc.	7,037	85,922
*Blue Bird Corp.	31,542	505,618
*BlueLinx Holdings, Inc.	8,601	573,429
Boise Cascade Co.	98,821	7,468,891
Brady Corp., Class A	79,075	3,538,606
*BrightView Holdings, Inc.	17,785	225,158
Brink’s Co. (The)	65,926	3,886,338
*Builders FirstSource, Inc.	278,326	17,136,532
BWX Technologies, Inc.	11,346	589,084
*CACI International, Inc., Class A	27,081	7,184,589
*Casella Waste Systems, Inc.	122,213	10,050,797
*CBIZ, Inc.	128,800	5,395,432
*CECO Environmental Corp.	65,819	312,640
*Chart Industries, Inc.	73,486	12,405,907
Chicago Rivet & Machine Co.	498	12,993
*Cimpress PLC	35,615	1,798,914
*CIRCOR International, Inc.	28,390	557,864
*Civeo Corp.	5,545	144,170
*Clean Harbors, Inc.	97,194	10,198,566
Columbus McKinnon Corp.	46,326	1,642,257
Comfort Systems USA, Inc.	98,703	8,332,507
*Commercial Vehicle Group, Inc.	22,184	159,281
CompX International, Inc.	2,107	44,732
*Construction Partners, Inc., Class A	18,852	486,570
#*Copa Holdings SA, Class A	36,033	2,715,807
*Cornerstone Building Brands, Inc.	52,251	1,274,402
Costamare, Inc.	130,484	1,749,790
Covenant Logistics Group, Inc.	27,793	570,868
CRA International, Inc.	19,856	1,635,539
Crane Co.	21,245	2,044,406
CSW Industrials, Inc.	27,972	2,951,326
Curtiss-Wright Corp.	28,503	4,073,364
*Daseke, Inc.	23,603	198,265

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
Deluxe Corp.	54,397	$1,473,071
Donaldson Co., Inc.	25,334	1,242,379
Douglas Dynamics, Inc.	86,120	2,666,275
*Ducommun, Inc.	24,516	1,252,032
*Dun & Bradstreet Holdings, Inc.	1,518	23,969
*DXP Enterprises, Inc.	32,352	764,478
*Dycom Industries, Inc.	73,137	6,210,063
#Eagle Bulk Shipping, Inc.	9,218	573,728
Eastern Co. (The)	8,248	190,529
EMCOR Group, Inc.	101,933	10,853,826
Encore Wire Corp.	48,889	5,515,168
#*Energy Recovery, Inc.	17,070	316,136
Enerpac Tool Group Corp.	95,798	1,923,624
EnerSys	92,276	6,040,387
Eneti, Inc.	9,326	56,422
#Ennis, Inc.	58,519	1,009,453
EnPro Industries, Inc.	43,673	4,070,760
*Esab Corp.	54,997	2,584,859
ESCO Technologies, Inc.	42,346	2,644,508
*Espey Mfg. & Electronics Corp.	2,550	33,303
*EVI Industries, Inc.	837	11,961
*Evoqua Water Technologies Corp.	37,330	1,556,288
Exponent, Inc.	100,171	9,597,384
Federal Signal Corp.	149,042	5,071,899
Flowserve Corp.	60,721	1,986,184
*Fluor Corp.	41,935	1,037,891
#*Forrester Research, Inc.	45,930	2,557,842
Forward Air Corp.	58,100	5,633,957
*Franklin Covey Co.	40,577	1,625,920
Franklin Electric Co., Inc.	105,996	7,413,360
*FreightCar America, Inc.	11,293	58,159
*FTI Consulting, Inc.	89,629	14,135,390
#*Fuelcell Energy, Inc.	333,246	1,359,644
*Gates Industrial Corp. PLC	38,081	485,533
GATX Corp.	85,698	8,860,316
Genco Shipping & Trading, Ltd.	61,951	1,364,781
*Gencor Industries, Inc.	30,515	305,760
*Generac Holdings, Inc.	9,314	2,043,305
*Gibraltar Industries, Inc.	63,997	2,421,646
Global Industrial Co.	68,139	2,102,770
*GMS, Inc.	49,089	2,353,818
Gorman-Rupp Co. (The)	65,666	2,092,119
GrafTech International, Ltd.	146,957	1,334,370
Graham Corp.	15,200	110,808
#Granite Construction, Inc.	61,628	1,827,270
*Great Lakes Dredge & Dock Corp.	191,235	2,640,955
Greenbrier Cos., Inc. (The)	63,211	2,699,742
Griffon Corp.	91,396	1,710,019
*GXO Logistics, Inc.	5,261	311,399
H&E Equipment Services, Inc.	90,392	3,207,108
*Harsco Corp.	60,639	619,731
#*Hawaiian Holdings, Inc.	169,873	2,881,046
Healthcare Services Group, Inc.	36,789	628,724
Heartland Express, Inc.	63,052	870,118
Heidrick & Struggles International, Inc.	83,477	2,667,925
Helios Technologies, Inc.	51,844	3,482,880

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
Herc Holdings, Inc.	58,422	$7,467,500
*Heritage-Crystal Clean, Inc.	34,540	942,942
Hexcel Corp.	40,022	2,175,596
Hillenbrand, Inc.	49,804	2,032,999
HNI Corp.	64,212	2,288,516
*Hub Group, Inc., Class A	62,873	4,222,551
*Hudson Technologies, Inc.	16,072	107,843
Huntington Ingalls Industries, Inc.	1,559	331,662
Hurco Cos., Inc.	17,602	499,369
*Huron Consulting Group, Inc., Class A	49,681	2,572,482
Hyster-Yale Materials Handling, Inc.	19,100	586,752
*IAA, Inc.	26,567	973,681
ICF International, Inc.	46,633	4,607,807
*IES Holdings, Inc., Class A	36,062	1,056,617
*Infrastructure and Energy Alternatives, Inc.	5,847	54,669
*Innovative Solutions and Support, Inc.	19,757	147,782
Insperity, Inc.	75,681	8,025,970
Insteel Industries, Inc.	43,269	1,835,471
Interface, Inc.	141,535	1,796,079
ITT, Inc.	13,092	919,320
*JELD-WEN Holding, Inc.	79,903	1,661,183
*JetBlue Airways Corp.	237,244	2,612,056
John Bean Technologies Corp., Class A	64,464	7,599,661
Kadant, Inc.	23,680	4,380,800
Kaman Corp.	42,799	1,669,589
*KAR Auction Services, Inc.	98,768	1,447,939
#KBR, Inc.	268,528	13,219,633
Kelly Services, Inc., Class A	38,808	748,606
Kennametal, Inc.	115,671	2,976,215
Kforce, Inc.	58,454	4,094,703
Kimball International, Inc., Class B	70,175	538,944
*Kirby Corp.	71,522	4,663,234
Korn Ferry	129,390	7,949,722
*Kratos Defense & Security Solutions, Inc.	226,731	3,439,509
*L.B. Foster Co., Class A	19,817	281,401
Landstar System, Inc.	58,682	9,089,842
*Lawson Products, Inc.	22,268	845,961
Lindsay Corp.	17,100	2,311,065
LSI Industries, Inc.	83,064	597,230
Luxfer Holdings PLC	4,752	76,697
*Manitex International, Inc.	12,718	98,183
*Manitowoc Co., Inc. (The)	76,060	1,007,034
ManpowerGroup, Inc.	28,007	2,526,231
ManTech International Corp., Class A	45,760	3,676,358
Marten Transport, Ltd.	191,712	3,331,955
*Masonite International Corp.	22,195	1,720,556
*MasTec, Inc.	153,817	11,076,362
*Mastech Digital, Inc.	1,100	20,262
*Matrix Service Co.	105,485	717,298
Matson, Inc.	97,694	8,403,638
Matthews International Corp., Class A	38,877	1,158,923
Maxar Technologies, Inc.	30,219	973,354
McGrath RentCorp.	42,489	3,546,132
*Mercury Systems, Inc.	82,053	4,577,737
*Meritor, Inc.	174,702	6,273,549
*Mesa Air Group, Inc.	153,916	523,314

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Middleby Corp. (The)	11,400	$1,754,346
Miller Industries, Inc.	25,962	696,041
MillerKnoll, Inc.	97,343	3,088,693
#*Mistras Group, Inc.	18,263	103,916
*Montrose Environmental Group, Inc.	2,944	133,569
Moog, Inc., Class A	41,994	3,354,061
*MRC Global, Inc.	93,224	1,117,756
MSA Safety, Inc.	57,422	6,930,261
MSC Industrial Direct Co., Inc.	15,009	1,243,646
Mueller Industries, Inc.	117,961	6,387,588
Mueller Water Products, Inc., Class A	355,188	4,272,912
*MYR Group, Inc.	42,668	3,374,612
National Presto Industries, Inc.	8,468	602,329
Nielsen Holdings PLC	66,389	1,779,889
*NN, Inc.	31,203	94,545
*Northwest Pipe Co.	26,116	697,558
*NOW, Inc.	56,989	621,180
#*NV5 Global, Inc.	31,792	3,808,682
nVent Electric PLC	104,197	3,519,775
#Omega Flex, Inc.	19,850	2,203,350
*Orion Energy Systems, Inc.	3,374	9,076
*Orion Group Holdings, Inc.	49,153	130,747
Oshkosh Corp.	9,888	914,047
*PAM Transportation Services, Inc.	48,160	1,463,582
Pangaea Logistics Solutions, Ltd.	18,732	89,539
Park Aerospace Corp.	21,605	252,779
Park-Ohio Holdings Corp.	31,873	305,662
*Parsons Corp.	19,650	725,675
Patriot Transportation Holding, Inc.	5,218	41,222
*Performant Financial Corp.	14,254	32,642
*Perma-Pipe International Holdings, Inc.	1,287	15,650
*PGT Innovations, Inc.	143,841	2,556,055
Pitney Bowes, Inc.	90,044	474,532
#*Polar Power, Inc.	13,887	34,995
Powell Industries, Inc.	16,387	316,269
Preformed Line Products Co.	6,934	412,573
Primoris Services Corp.	78,714	1,824,591
*Proto Labs, Inc.	10,334	440,332
#*Quad/Graphics, Inc.	39,789	269,769
Quanex Building Products Corp.	66,841	1,284,684
*Quest Resource Holding Corp.	673	3,688
*Radiant Logistics, Inc.	101,613	586,307
*RBC Bearings, Inc.	38,036	6,403,361
*RCM Technologies, Inc.	16,100	281,428
*Red Violet, Inc.	1,632	42,563
Regal Rexnord Corp.	115,262	14,665,937
*Resideo Technologies, Inc.	75,262	1,692,642
Resources Connection, Inc.	66,960	1,151,042
#REV Group, Inc.	45,739	545,209
Rush Enterprises, Inc., Class A	73,710	3,750,365
Rush Enterprises, Inc., Class B	26,695	1,293,373
Ryder System, Inc.	17,948	1,254,565
*Saia, Inc.	60,119	12,382,109
Schneider National, Inc., Class B	26,784	632,906
Science Applications International Corp.	31,553	2,626,156
*Servotronics, Inc.	941	10,375

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
Shyft Group, Inc. (The)	93,645	$2,385,138
*Sifco Industries, Inc.	4,994	20,376
Simpson Manufacturing Co., Inc.	100,516	10,420,494
*SiteOne Landscape Supply, Inc.	9,525	1,343,311
*SkyWest, Inc.	58,128	1,694,431
*SP Plus Corp.	43,453	1,238,411
Spirit AeroSystems Holdings, Inc., Class A	1,040	43,722
#*Spirit Airlines, Inc.	2,049	48,377
*SPX Corp.	58,436	2,448,468
Standex International Corp.	31,252	2,938,938
Steelcase, Inc., Class A	90,013	1,055,852
*Stericycle, Inc.	53,249	2,672,567
*Sterling Construction Co., Inc.	92,174	2,109,863
#*Sunrun, Inc.	155,588	3,108,648
*Team, Inc.	12,824	18,467
#Tecnoglass, Inc.	8,551	190,944
Tennant Co.	38,067	2,458,367
Terex Corp.	120,571	4,099,414
Tetra Tech, Inc.	65,198	9,080,777
Textainer Group Holdings, Ltd.	65,916	2,210,823
*Thermon Group Holdings, Inc.	42,471	637,065
Timken Co. (The)	157,825	9,097,033
*Titan International, Inc.	48,835	676,853
*Titan Machinery, Inc.	45,462	1,071,994
*TPI Composites, Inc.	18,484	211,457
#*Transcat, Inc.	10,653	777,669
*Trex Co., Inc.	56,632	3,295,416
*TriNet Group, Inc.	88,472	7,847,466
#Trinity Industries, Inc.	101,503	2,815,693
Triton International, Ltd.	158,429	9,678,428
*TrueBlue, Inc.	116,976	2,991,076
*Tutor Perini Corp.	25,402	235,477
#*Twin Disc, Inc.	20,090	281,059
UFP Industries, Inc.	141,832	10,973,542
*Ultralife Corp.	33,700	166,478
UniFirst Corp.	27,545	4,746,003
*Univar Solutions, Inc.	32,649	950,739
Universal Logistics Holdings, Inc.	25,923	525,718
*Upwork, Inc.	12,401	260,049
*»US Ecology, Inc.	35,191	1,688,816
#*US Xpress Enterprises, Inc., Class A	3,486	11,539
*USA Truck, Inc.	32,079	526,416
#Valmont Industries, Inc.	41,509	10,327,854
*Vectrus, Inc.	29,127	1,051,485
*Veritiv Corp.	32,709	4,596,923
*Viad Corp.	38,567	1,263,069
*Vicor Corp.	25,079	1,517,781
*Vidler Water Resources, Inc.	20,619	324,543
*Virco MFG. Corp.	1,169	3,250
VSE Corp.	18,184	787,549
Wabash National Corp.	153,136	2,191,376
Watts Water Technologies, Inc., Class A	56,727	7,230,423
*Welbilt, Inc.	135,279	3,195,290
Werner Enterprises, Inc.	176,588	6,998,182
*WESCO International, Inc.	49,809	6,139,457
*Willdan Group, Inc.	9,014	242,296

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Willis Lease Finance Corp.	11,646	$362,191
*WillScot Mobile Mini Holdings Corp.	223,150	7,832,565
#Woodward, Inc.	8,906	983,935
*XPO Logistics, Inc.	18,576	999,203
*Yellow Corp.	2,644	11,845
Zurn Water Solutions Corp.	218,888	6,833,683

TOTAL INDUSTRIALS		842,496,662

INFORMATION TECHNOLOGY (12.1%)
*3D Systems Corp.	42,176	478,276
A10 Networks, Inc.	51,863	740,604
*ACI Worldwide, Inc.	189,911	5,245,342
*ACM Research, Inc., Class A	15,627	236,124
ADTRAN, Inc.	165,225	2,873,263
Advanced Energy Industries, Inc.	80,623	6,169,272
*Aehr Test Systems	13,183	101,245
*Agilysys, Inc.	59,922	2,205,729
*Airgain, Inc.	7,984	67,624
#*Akoustis Technologies, Inc.	5,349	23,750
#*Alarm.com Holdings, Inc.	84,945	5,188,441
*Alithya Group, Inc., Class A	14,711	33,541
Alliance Data Systems Corp.	17,747	972,536
*Alpha & Omega Semiconductor, Ltd.	55,928	2,399,311
*Altair Engineering, Inc., Class A	24,449	1,328,070
#*Ambarella, Inc.	35,877	2,944,784
American Software, Inc., Class A	79,698	1,362,836
Amkor Technology, Inc.	498,958	9,385,400
*Amtech Systems, Inc.	39,642	361,139
*Appfolio, Inc., Class A	11,692	1,214,331
#*Applied Optoelectronics, Inc.	14,270	36,674
*Arlo Technologies, Inc.	93,991	727,490
*Arrow Electronics, Inc.	4,289	505,502
*AstroNova, Inc.	9,224	124,247
*Asure Software, Inc.	12,089	73,259
Autoscope Technologies Corp.	700	4,704
#*Avaya Holdings Corp.	75,597	699,272
*Aviat Networks, Inc.	10,002	299,060
*Avid Technology, Inc.	115,786	3,671,574
Avnet, Inc.	59,797	2,610,737
*Aware, Inc.	34,012	95,234
#*Axcelis Technologies, Inc.	89,313	4,863,093
*AXT, Inc.	104,435	616,166
Azenta, Inc.	127,077	9,525,692
Badger Meter, Inc.	58,796	4,744,249
Bel Fuse, Inc., Class A	890	19,429
Bel Fuse, Inc., Class B	10,217	166,639
Belden, Inc.	64,020	3,305,353
Benchmark Electronics, Inc.	117,665	2,795,720
*Benefitfocus, Inc.	13,787	146,832
BK Technologies Corp.	15,768	36,424
*Blackbaud, Inc.	64,243	3,726,736
*Blackline, Inc.	6,814	456,879
#*BM Technologies, Inc.	7,573	57,555
*Bottomline Technologies DE, Inc.	33,408	1,891,561
*Box, Inc., Class A	113,465	3,474,298
*Brightcove, Inc.	20,907	147,394

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*CalAmp Corp.	67,385	$368,596
*Calix, Inc.	179,903	7,179,929
#*Cambium Networks Corp.	15,530	237,143
*Cantaloupe, Inc.	20,477	112,009
#*Casa Systems, Inc.	20,271	99,328
Cass Information Systems, Inc.	30,929	1,197,262
CDK Global, Inc.	16,682	907,668
*Cerence, Inc.	1,271	37,494
*CEVA, Inc.	79,520	2,889,757
*ChannelAdvisor Corp.	30,279	439,348
*Cirrus Logic, Inc.	140,721	10,666,652
#*Clearfield, Inc.	52,316	3,046,361
CMC Materials, Inc.	37,636	6,733,457
*Cognyte Software, Ltd.	23,939	162,306
*Coherent, Inc.	1,455	389,794
*Cohu, Inc.	88,848	2,359,803
*CommScope Holding Co., Inc.	65,337	393,982
*CommVault Systems, Inc.	59,906	3,654,266
*Computer Task Group, Inc.	34,141	326,047
Comtech Telecommunications Corp.	44,171	600,726
Concentrix Corp.	40,621	6,396,995
*Conduent, Inc.	136,130	766,412
*Consensus Cloud Solutions, Inc.	19,109	1,007,426
CSG Systems International, Inc.	70,110	4,309,662
*CSP, Inc.	2,788	19,600
CTS Corp.	70,780	2,503,489
*Cyberoptics Corp.	19,213	814,823
*Daktronics, Inc.	35,174	117,833
*Diebold Nixdorf, Inc.	65,938	270,346
*Digi International, Inc.	66,055	1,249,761
#*Digimarc Corp.	253	6,545
*Digital Turbine, Inc.	42,176	1,334,870
*Diodes, Inc.	106,502	7,777,841
*DoubleVerify Holdings, Inc.	6,166	134,110
*Duck Creek Technologies, Inc.	5,206	82,932
*DXC Technology Co.	9,473	271,875
*DZS, Inc.	7,095	85,779
#Ebix, Inc.	60,434	1,800,933
*eGain Corp.	57,944	599,720
*EMCORE Corp.	125,972	434,603
*Envestnet, Inc.	59,091	4,706,007
*ePlus, Inc.	68,864	3,889,439
*Euronet Worldwide, Inc.	12,704	1,545,442
*Everbridge, Inc.	1,723	74,261
*Everspin Technologies, Inc.	3,049	21,221
EVERTEC, Inc.	96,048	3,784,291
*Evo Payments, Inc., Class A	17,624	397,069
*ExlService Holdings, Inc.	77,618	10,567,691
*Extreme Networks, Inc.	54,010	518,496
*Fabrinet	86,990	8,541,548
*FARO Technologies, Inc.	46,778	1,604,018
*First Solar, Inc.	18,119	1,323,231
*Flex, Ltd.	12,349	203,635
*FormFactor, Inc.	203,770	7,765,675
*Frequency Electronics, Inc.	13,949	113,126
*Genasys, Inc.	10,141	31,843

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Globant SA	11,674	$2,521,467
*Grid Dynamics Holdings, Inc.	25,092	349,281
*GSI Technology, Inc.	40,600	149,408
*GTY Technology Holdings, Inc.	12,625	76,886
Hackett Group, Inc. (The)	76,769	1,803,304
#*Harmonic, Inc.	349,929	2,904,411
#*I3 Verticals, Inc., Class A	24,030	659,623
*Ichor Holdings, Ltd.	55,794	1,624,163
*Identiv, Inc.	12,032	146,670
#*II-VI, Inc.	68,372	4,185,050
#*Immersion Corp.	16,739	78,171
#*Impinj, Inc.	9,200	453,192
#*Infinera Corp.	247,474	1,903,075
Information Services Group, Inc.	62,117	389,474
*Innodata, Inc.	7,543	54,988
*Insight Enterprises, Inc.	84,609	8,407,596
InterDigital, Inc.	67,032	3,810,769
*International Money Express, Inc.	33,067	657,041
*inTEST Corp.	23,078	183,009
*Intevac, Inc.	60,418	307,528
*IPG Photonics Corp.	5,114	483,171
*Issuer Direct Corp.	1,772	42,298
*Iteris, Inc.	30,038	77,498
*Itron, Inc.	51,492	2,460,288
Jabil, Inc.	23,277	1,343,781
#*Jamf Holding Corp.	34,352	1,058,042
*Key Tronic Corp.	24,700	132,639
*Kimball Electronics, Inc., Class B	52,089	929,268
*Knowles Corp.	198,901	3,683,647
#Kulicke & Soffa Industries, Inc.	135,314	6,279,923
*KVH Industries, Inc.	40,419	322,139
*Lantronix, Inc.	47,540	250,060
*Lattice Semiconductor Corp.	246,031	11,819,329
#*Limelight Networks, Inc.	194,291	693,619
Littelfuse, Inc.	28,552	6,545,546
*LiveRamp Holdings, Inc.	154,197	4,829,450
#*Lumentum Holdings, Inc.	51,773	4,204,485
*Luna Innovations, Inc.	34,501	190,445
*MACOM Technology Solutions Holdings, Inc.	32,766	1,669,428
*MagnaChip Semiconductor Corp.	30,435	556,656
*Manhattan Associates, Inc.	36,711	4,792,621
#*Marin Software, Inc.	13,429	30,752
Maximus, Inc.	18,632	1,357,900
*MaxLinear, Inc.	125,823	6,023,147
Methode Electronics, Inc.	84,275	3,759,508
*Mimecast, Ltd.	33,009	2,630,157
*Mitek Systems, Inc.	46,468	519,048
MKS Instruments, Inc.	6,393	728,674
#*Model N, Inc.	26,471	684,011
*Momentive Global, Inc.	52,968	837,954
*N-Able, Inc.	9,533	95,330
*Napco Security Technologies, Inc.	107,413	1,879,727
National Instruments Corp.	94,710	3,422,819
*NCR Corp.	97,244	3,406,457
*NeoPhotonics Corp.	130,276	1,972,379

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
#*NETGEAR, Inc.	79,195	$1,718,531
*NetScout Systems, Inc.	139,370	4,292,596
*NetSol Technologies, Inc.	2,874	10,864
Network-1 Technologies, Inc.	10,978	27,006
*New Relic, Inc.	12,918	817,322
*nLight, Inc.	31,646	416,145
*Novanta, Inc.	77,762	10,007,969
NVE Corp.	7,220	334,864
*One Stop Systems, Inc.	6,129	28,806
*OneSpan, Inc.	93,187	1,316,732
*Onto Innovation, Inc.	142,784	10,157,654
*Optical Cable Corp.	3,533	13,673
*OSI Systems, Inc.	36,163	2,860,493
#*Par Technology Corp.	21,837	721,494
*Paya Holdings, Inc.	20,407	103,872
PC Connection, Inc.	59,275	2,933,520
PCTEL, Inc.	20,526	87,441
*PDF Solutions, Inc.	68,770	1,598,902
Pegasystems, Inc.	2,199	168,421
*Perficient, Inc.	85,799	8,529,279
*PFSweb, Inc.	35,121	398,623
*Photronics, Inc.	158,936	2,382,451
*Ping Identity Holding Corp.	25,048	654,504
*Pixelworks, Inc.	121,983	257,384
*Plexus Corp.	72,270	5,863,988
Power Integrations, Inc.	126,583	10,126,640
*Powerfleet, Inc.	17,081	45,094
Progress Software Corp.	101,215	4,856,296
*Pure Storage, Inc., Class A	20,650	605,045
*Q2 Holdings, Inc.	11,712	605,862
*Qualys, Inc.	38,179	5,203,034
#*Rackspace Technology, Inc.	37,111	367,028
*Rambus, Inc.	300,263	7,479,551
*RF Industries, Ltd.	18,031	119,365
*Ribbon Communications, Inc.	103,111	355,733
Richardson Electronics, Ltd.	33,190	397,616
*Rimini Street, Inc.	17,525	100,944
*Rogers Corp.	33,248	9,000,899
#*Sailpoint Technologies Holdings, Inc.	73,379	4,683,782
*Sanmina Corp.	153,750	6,286,837
*Sapiens International Corp. NV	23,353	542,724
*ScanSource, Inc.	81,908	2,804,530
*SecureWorks Corp., Class A	3,900	43,056
*Semtech Corp.	88,130	5,252,548
*ShotSpotter, Inc.	5,805	159,347
#*SigmaTron International, Inc.	2,576	17,156
*Silicon Laboratories, Inc.	66,410	8,959,373
*SiTime Corp.	340	57,314
#*SMART Global Holdings, Inc.	101,888	2,308,782
#*Smith Micro Software, Inc.	23,173	71,373
*Socket Mobile, Inc.	11,259	42,334
SolarWinds Corp.	35,804	442,895
*SPS Commerce, Inc.	43,526	5,207,015
*StarTek, Inc.	35,413	132,799
*Stratasys, Ltd.	51,733	1,003,103
*Sumo Logic, Inc.	14,535	136,338

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
#*SunPower Corp.	6,529	$107,794
*Super Micro Computer, Inc.	44,718	1,882,628
Switch, Inc., Class A	109,581	3,272,089
*Synaptics, Inc.	67,254	9,983,184
TD SYNNEX Corp.	32,876	3,290,559
*Teradata Corp.	109,826	4,541,305
*Terawulf, Inc.	416	1,577
*Tessco Technologies, Inc.	13,243	79,259
*TransAct Technologies, Inc.	19,887	131,254
*TSR, Inc.	27	229
TTEC Holdings, Inc.	94,952	7,008,407
*TTM Technologies, Inc.	193,707	2,702,213
#*Tucows, Inc., Class A	83	4,782
#*Turtle Beach Corp.	12,808	213,125
*Ultra Clean Holdings, Inc.	104,964	3,271,728
*Unisys Corp.	118,668	1,686,272
Universal Display Corp.	2,001	255,588
*Upland Software, Inc.	17,713	264,278
*Usio, Inc.	2,695	7,681
*Varonis Systems, Inc.	47,322	2,044,310
*Veeco Instruments, Inc.	127,297	2,917,647
*Verint Systems, Inc.	112,741	6,151,149
*Verra Mobility Corp.	60,661	851,074
*Vertex, Inc., Class A	4,554	64,803
*Viasat, Inc.	55,040	2,026,022
*Viavi Solutions, Inc.	296,953	4,258,306
Vishay Intertechnology, Inc.	244,556	4,556,078
*Vishay Precision Group, Inc.	23,970	748,104
*Vonage Holdings Corp.	468,866	9,358,565
Vontier Corp.	80,827	2,070,788
Wayside Technology Group, Inc.	8,842	302,838
Western Union Co. (The)	83,182	1,394,130
*WEX, Inc.	7,872	1,308,641
Xerox Holdings Corp.	148,354	2,581,360
Xperi Holding Corp.	150,148	2,342,309
*Yext, Inc.	13,376	77,447

TOTAL INFORMATION TECHNOLOGY		530,279,639

MATERIALS (6.0%)
*Advanced Emissions Solutions, Inc.	12,902	78,057
AdvanSix, Inc.	40,577	1,807,300
*AgroFresh Solutions, Inc.	9,500	17,670
Alcoa Corp.	42,255	2,864,889
*Allegheny Technologies, Inc.	166,720	4,531,450
*Alpha Metallurgical Resources, Inc.	11,570	1,790,342
American Vanguard Corp.	43,996	941,514
*Arconic Corp.	58,100	1,461,796
*Ardagh Metal Packaging SA	26,537	189,209
Ashland Global Holdings, Inc.	67,563	7,092,088
Avient Corp.	175,744	8,653,635
*Axalta Coating Systems, Ltd.	55,191	1,400,196
Balchem Corp.	60,829	7,494,133
Cabot Corp.	96,199	6,334,704
Caledonia Mining Corp. PLC	592	8,294
Carpenter Technology Corp.	62,925	2,402,476
*Century Aluminum Co.	188,375	3,177,886

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MATERIALS (Continued)
Chase Corp.	20,266	$1,709,640
Chemours Co. (The)	72,191	2,387,356
*Clearwater Paper Corp.	33,903	1,122,528
*Coeur Mining, Inc.	363,895	1,320,939
Commercial Metals Co.	289,141	11,854,781
Compass Minerals International, Inc.	57,988	3,428,830
*Core Molding Technologies, Inc.	24,525	245,250
Eagle Materials, Inc.	29,072	3,585,159
Ecovyst, Inc.	55,945	562,807
Element Solutions, Inc.	489,510	10,093,696
#*Ferroglobe PLC	129,628	836,101
Fortitude Gold Corp.	39,179	265,634
Friedman Industries, Inc.	6,889	63,861
FutureFuel Corp.	26,199	249,152
*GCP Applied Technologies, Inc.	47,555	1,491,800
Glatfelter Corp.	74,184	816,024
#Gold Resource Corp.	43,918	80,370
Graphic Packaging Holding Co.	321,794	7,015,109
Greif, Inc., Class A	48,877	2,965,856
Greif, Inc., Class B	4,594	268,106
Hawkins, Inc.	57,250	2,134,280
Haynes International, Inc.	26,958	1,053,519
HB Fuller Co.	125,191	8,350,240
Hecla Mining Co.	823,251	4,289,138
Huntsman Corp.	88,055	2,982,423
*Ingevity Corp.	56,456	3,381,714
Innospec, Inc.	50,725	4,834,600
*Intrepid Potash, Inc.	21,471	1,644,249
Kaiser Aluminum Corp.	33,977	3,278,781
Koppers Holdings, Inc.	41,850	1,015,281
#Kronos Worldwide, Inc.	101,166	1,539,747
#*Livent Corp.	118,740	2,536,286
Louisiana-Pacific Corp.	234,125	15,105,745
*LSB Industries, Inc.	99,608	2,132,607
Materion Corp.	43,878	3,736,212
Mercer International, Inc.	149,649	2,395,880
Minerals Technologies, Inc.	68,930	4,384,637
Myers Industries, Inc.	95,554	2,095,499
Neenah, Inc.	45,299	1,603,585
NewMarket Corp.	3,452	1,120,554
Nexa Resources SA	960	8,986
Northern Technologies International Corp.	17,386	201,156
*O-I Glass, Inc.	219,604	2,960,262
Olin Corp.	215,071	12,345,075
Olympic Steel, Inc.	20,879	716,776
Orion Engineered Carbons SA	50,719	765,857
Pactiv Evergreen, Inc.	7,548	74,423
*Piedmont Lithium, Inc.	9,742	637,224
Quaker Chemical Corp.	5,040	820,058
Ramaco Resources, Inc.	35,398	562,474
*Ranpak Holdings Corp.	28,961	436,732
*Rayonier Advanced Materials, Inc.	118,185	606,289
Resolute Forest Products, Inc.	164,883	2,298,469
Royal Gold, Inc.	19,865	2,591,985
Ryerson Holding Corp.	68,833	2,533,743
Schnitzer Steel Industries, Inc.	53,652	2,448,141

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MATERIALS (Continued)
Schweitzer-Mauduit International, Inc.	57,034	$1,434,975
Scotts Miracle-Gro Co. (The)	11,561	1,201,535
Sensient Technologies Corp.	83,691	7,080,259
Silgan Holdings, Inc.	138,781	6,157,713
Sonoco Products Co.	52,185	3,230,773
Stepan Co.	45,505	4,646,516
*Summit Materials, Inc., Class A	170,887	4,750,659
SunCoke Energy, Inc.	121,223	1,008,575
*Sylvamo Corp.	16,698	745,566
*Synalloy Corp.	12,647	207,284
*TimkenSteel Corp.	80,886	1,671,914
*Trecora Resources	45,641	444,543
Tredegar Corp.	18,272	209,214
TriMas Corp.	81,596	2,410,346
Trinseo PLC	69,837	3,313,766
Tronox Holdings PLC, Class A	230,725	3,968,470
*UFP Technologies, Inc.	11,729	805,430
United States Lime & Minerals, Inc.	14,128	1,547,157
#United States Steel Corp.	208,320	6,351,677
*Universal Stainless & Alloy Products, Inc.	11,228	97,684
Valvoline, Inc.	131,749	3,982,772
*Venator Materials PLC	14,497	26,964
Warrior Met Coal, Inc.	73,839	2,515,695
#Worthington Industries, Inc.	122,573	5,830,798

TOTAL MATERIALS		263,871,550

REAL ESTATE (0.6%)
*AMREP Corp.	2,776	35,699
*CKX Lands, Inc.	702	8,203
*Cushman & Wakefield PLC	118,225	2,116,228
Douglas Elliman, Inc.	152,325	923,090
#eXp World Holdings, Inc.	13,076	175,088
*Five Point Holdings LLC, Class A	25,625	149,906
*Forestar Group, Inc.	38,724	631,588
*FRP Holdings, Inc.	20,841	1,177,725
#*Howard Hughes Corp. (The)	14,004	1,404,461
Kennedy-Wilson Holdings, Inc.	193,414	4,361,486
Marcus & Millichap, Inc.	63,423	2,840,716
*Maui Land & Pineapple Co., Inc.	29,915	343,723
Newmark Group, Inc., Class A	156,708	1,904,002
#*Rafael Holdings, Inc., Class B	27,736	59,632
RE/Max Holdings, Inc.	16,771	393,448
*Realogy Holdings Corp.	193,411	2,119,785
RMR Group, Inc. (The), Class A	13,825	377,146
St. Joe Co. (The)	78,686	4,186,882
*Stratus Properties, Inc.	12,519	525,798
*Tejon Ranch Co.	38,148	698,490

TOTAL REAL ESTATE		24,433,096

UTILITIES (2.8%)
ALLETE, Inc.	71,121	4,220,320
American States Water Co.	87,074	6,849,241
Artesian Resources Corp., Class A	20,232	940,788
#Atlantica Sustainable Infrastructure PLC	65,280	2,017,152
Avista Corp.	111,119	4,508,098
Black Hills Corp.	96,431	7,062,606

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
UTILITIES (Continued)
Brookfield Renewable Corp., Class A	9,302	$333,942
California Water Service Group	107,449	5,573,380
Chesapeake Utilities Corp.	33,129	4,146,757
Clearway Energy, Inc., Class A	28,281	803,746
Clearway Energy, Inc., Class C	41,870	1,278,291
#Consolidated Water Co., Ltd.	21,238	231,069
Genie Energy, Ltd., Class B	47,225	306,490
Global Water Resources, Inc.	1,219	17,456
Hawaiian Electric Industries, Inc.	71,982	2,959,180
IDACORP, Inc.	34,383	3,616,404
MDU Resources Group, Inc.	106,786	2,750,807
MGE Energy, Inc.	53,249	4,146,500
#Middlesex Water Co.	35,352	3,144,560
National Fuel Gas Co.	42,757	2,998,548
New Jersey Resources Corp.	171,778	7,413,939
Northwest Natural Holding Co.	47,424	2,268,290
NorthWestern Corp.	75,938	4,304,925
OGE Energy Corp.	23,974	927,314
ONE Gas, Inc.	50,636	4,272,159
#Ormat Technologies, Inc.	99,398	7,723,225
Otter Tail Corp.	63,699	3,691,994
Pinnacle West Capital Corp.	228	16,234
PNM Resources, Inc.	154,762	7,221,195
Portland General Electric Co.	65,722	3,110,622
*Pure Cycle Corp.	7,264	75,909
RGC Resources, Inc.	20,361	423,509
SJW Group	40,708	2,401,772
#South Jersey Industries, Inc.	99,856	3,414,077
Southwest Gas Holdings, Inc.	66,143	5,827,860
Spire, Inc.	75,039	5,459,087
#*Sunnova Energy International, Inc.	74,300	1,283,161
UGI Corp.	18,090	620,487
Unitil Corp.	33,012	1,683,612
#Via Renewables, Inc.	21,739	155,217
York Water Co. (The)	33,024	1,277,368

TOTAL UTILITIES		121,477,291

TOTAL COMMON STOCK (Cost $2,359,665,144)		4,159,219,181

PREFERRED STOCKS (0.1%)
COMMUNICATION SERVICES (0.0%)
*Liberty Broadband Corp.	8,904	241,388

CONSUMER DISCRETIONARY (0.0%)
*Qurate Retail, Inc.	5,386	438,851

INDUSTRIALS (0.1%)
*WESCO International, Inc., Series A	40,491	1,156,018

TOTAL PREFERRED STOCKS (Cost $1,570,729)		1,836,257

RIGHTS/WARRANTS (0.0%)
COMMUNICATION SERVICES (0.0%)
<*»Media General, Inc.	64,715	$8,005

Dimensional US Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (0.0%)
<*»Zagg, Inc.	53,073	$4,777

HEALTH CARE (0.0%)
<*»Achillion Pharmaceuticals	327,308	474,596
<*»Chinook Therapeutics, Inc.	13,304	28,337
<*»Elanco Animal Health, Inc.	105,700	—
<*»Pfenex, Inc.	29,449	22,087
<*»Progenics Pharmaceuticals	60,482	50,805
*»Pulse Biosciences, Inc. RTS 5/24/2022	471	—
*»Xeris Biopharma Holdings, Inc. 10/6/2049	49,892	13,471
*»Zogenix, Inc. 1/1/2025	67,854	46,141

TOTAL HEALTH CARE		635,437

TOTAL RIGHTS/WARRANTS (Cost $178,310)		648,219

TOTAL INVESTMENT SECURITIES — 95.3%
(Cost $2,361,414,183)		4,161,703,657

SECURITIES LENDING COLLATERAL (4.7%)
@§The DFA Short Term Investment Fund	17,884,198	206,911,230

TOTAL INVESTMENTS — 100.0%
(Cost $2,568,325,413)		$4,368,614,887

*	Non-Income Producing Securities
»	Securities that have generally been fair value factored See
<	Security was valued using significant unobservable inputs as of April 30, 2022
#	Total or Partial Securities on Loan
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company
SA	Special Assessment

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COMMON STOCK (96.7%)
COMMUNICATION SERVICES (2.7%)
<*»Actua Corp.	11,098	$—
*AMC Networks, Inc., Class A	79,694	2,600,415
ATN International, Inc.	50,548	1,996,646
*Ballantyne Strong, Inc.	27,564	84,070
*Boston Omaha Corp., Class A	31,513	656,731
*Cars.com, Inc.	275,211	3,060,346
*comScore, Inc.	15,218	30,740
*Consolidated Communications Holdings, Inc.	336,299	2,000,979
*Cumulus Media, Inc., Class A	3,694	50,866
#*Daily Journal Corp.	412	105,946
DallasNews Corp.	4,672	30,835
*DHI Group, Inc.	218,780	1,216,417
*EchoStar Corp., Class A	172,733	4,033,316
*Emerald Holding, Inc.	766	2,061
*Entercom Communications Corp.	30,320	77,013
Entravision Communications Corp., Class A	223,436	1,155,164
*EW Scripps Co. (The), Class A	353,827	5,823,992
*Fluent, Inc.	29,717	39,821
*Gaia, Inc.	740	3,656
*Gannett Co., Inc.	76,650	307,366
Gray Television, Inc.	428,637	7,938,357
Gray Television, Inc.	2,809	48,122
*Hemisphere Media Group, Inc.	29,882	116,241
*IDT Corp., Class B	21,543	570,459
*iHeartMedia, Inc., Class A	32,543	520,363
*IMAX Corp.	32,666	516,776
*Iridium Communications, Inc.	123,355	4,405,007
John Wiley & Sons, Inc., Class A	170,065	8,654,608
*Lee Enterprises, Inc.	1,041	25,088
*Liberty Latin America, Ltd., Class A	168,529	1,557,208
*Liberty Latin America, Ltd., Class C	532,731	4,922,434
*Liberty Media Corp.-Liberty Braves, Class A	6,894	181,105
*Liberty Media Corp.-Liberty Braves, Class C	12,556	315,281
*Liberty Media Corp.-Liberty Formula One, Class A	24,743	1,420,743
*Liberty Media Corp.-Liberty Formula One, Class C	127,847	7,968,704
#*Lions Gate Entertainment Corp., Class A	313,390	4,227,631
#*Lions Gate Entertainment Corp., Class B	501,694	6,306,294
Lumen Technologies, Inc.	197,631	1,988,168
#*Madison Square Garden Entertainment Corp.	66,026	4,836,405
#*Magnite, Inc.	64,660	623,969
#*Marcus Corp. (The)	145,692	2,291,735
News Corp., Class A	1,339,197	26,596,452
News Corp., Class B	673,677	13,412,909
Nexstar Media Group, Inc., Class A	128,242	20,316,098
*QuinStreet, Inc.	135,881	1,292,228
<*»Reading International, Inc.	6,238	134,803
*Reading International, Inc.	21,276	84,891
Saga Communications, Inc., Class A	29,719	675,513
*Salem Media Group, Inc.	21,648	62,996
Scholastic Corp.	165,195	6,087,436
Shenandoah Telecommunications Co.	66,107	1,335,361
Spok Holdings, Inc.	50,399	346,745
TEGNA, Inc.	568,276	12,530,486
Telephone and Data Systems, Inc.	267,662	4,903,568
*Thryv Holdings, Inc.	9,726	251,223

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COMMUNICATION SERVICES (Continued)
*Townsquare Media, Inc., Class A	41,734	$454,901
*TrueCar, Inc.	305,685	1,094,352
*United States Cellular Corp.	118,626	3,414,056
*Urban One, Inc.	2,166	17,523
*Urban One, Inc.	6,757	40,812
*WideOpenWest, Inc.	17,718	355,246
*Yelp, Inc.	204,722	6,659,607

TOTAL COMMUNICATION SERVICES		182,778,284

CONSUMER DISCRETIONARY (13.3%)
#*1-800-Flowers.com, Inc., Class A	99,004	1,009,841
Aaron’s Co., Inc. (The)	96,444	1,979,995
*Abercrombie & Fitch Co.	339,960	11,755,817
Academy Sports & Outdoors, Inc.	2,599	97,099
Acushnet Holdings Corp.	133,585	5,442,253
*Adient PLC	323,821	11,055,249
*Adtalem Global Education, Inc.	252,650	7,405,172
Advance Auto Parts, Inc.	246	49,109
AMCON Distributing Co.	459	76,860
*American Axle & Manufacturing Holdings, Inc.	370,004	2,449,426
#American Eagle Outfitters, Inc.	656,390	9,918,053
*American Outdoor Brands, Inc.	55,964	705,146
*American Public Education, Inc.	32,761	636,874
*America’s Car-Mart, Inc.	31,619	2,556,396
Aramark	208,675	7,564,469
*Ark Restaurants Corp.	13,525	243,450
*Asbury Automotive Group, Inc.	26,744	4,913,140
Autoliv, Inc.	58,898	4,339,605
*AutoNation, Inc.	371,665	43,079,690
#*Bally’s Corp.	24,256	723,799
#*Barnes & Noble Education, Inc.	128,438	390,452
Bassett Furniture Industries, Inc.	53,940	893,246
*BBQ Holdings, Inc.	1,831	26,421
*Beazer Homes USA, Inc.	53,101	800,763
#*Bed Bath & Beyond, Inc., Class B	57,972	788,999
#Big Lots, Inc., Class B	149,386	4,616,027
*Biglari Holdings, Inc.	166	113,421
*Biglari Holdings, Inc., Class B	7,105	969,051
*BJ’s Restaurants, Inc.	70,858	1,969,144
Bluegreen Vacations Holding Corp.	284	7,469
*Boot Barn Holdings, Inc.	42,127	3,793,958
BorgWarner, Inc., Class A	730,498	26,904,241
Boyd Gaming Corp.	73,179	4,433,184
#Brunswick Corp.	44,145	3,337,803
Buckle, Inc. (The)	104,935	3,259,281
Build-A-Bear Workshop, Inc.	94,830	1,796,080
Caleres, Inc.	163,285	3,744,125
#*Callaway Golf Co.	291,689	6,399,657
Canterbury Park Holding Corp.	7,625	235,613
*Capri Holdings, Ltd.	187,082	8,923,811
Carriage Services, Inc.	110,230	4,727,765
Carrols Restaurant Group, Inc.	15,702	25,123
Cato Corp. (The), Class A	77,025	1,043,689
*Cavco Industries, Inc.	34,337	8,112,116
*Century Casinos, Inc.	3,261	34,143
Century Communities, Inc.	142,832	7,530,103

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*Charles & Colvard, Ltd.	14,968	$20,955
*Chegg, Inc.	259	6,408
*Chico’s FAS, Inc.	421,090	2,231,777
*Children’s Place, Inc. (The)	45,276	2,097,637
*Chuy’s Holdings, Inc.	79,638	1,991,746
#*Citi Trends, Inc.	17,033	476,413
Clarus Corp.	6,395	142,928
Columbia Sportswear Co.	11,423	938,514
#*Conn’s, Inc.	172,637	2,701,769
#*Container Store Group, Inc. (The)	110,406	844,606
#*ContextLogic, Inc., Class A	47,264	80,349
*Cooper-Standard Holdings, Inc.	21,162	97,557
Culp, Inc.	54,851	354,337
Dana, Inc.	581,554	8,612,815
*Delta Apparel, Inc.	27,459	795,762
#Designer Brands, Inc., Class A	113,111	1,563,194
#Dick’s Sporting Goods, Inc.	223,412	21,541,385
#Dillard’s, Inc., Class A	163,593	49,701,189
*Dixie Group, Inc. (The)	5,825	16,077
*Dorman Products, Inc.	45,744	4,515,848
*Duluth Holdings, Inc., Class B	3,444	42,189
Educational Development Corp.	4,570	29,933
*El Pollo Loco Holdings, Inc.	159,024	1,693,606
Escalade, Inc.	37,742	496,307
#Ethan Allen Interiors, Inc.	156,409	3,713,150
*Fiesta Restaurant Group, Inc.	100,829	685,637
Flanigan’s Enterprises, Inc.	6,553	243,772
Flexsteel Industries, Inc.	43,021	933,125
Foot Locker, Inc.	128,493	3,766,130
#*Fossil Group, Inc.	281,231	2,778,562
Franchise Group, Inc.	1,025	38,222
*Full House Resorts, Inc.	2,530	22,896
*Funko, Inc., Class A	41,623	678,039
#Gap, Inc. (The)	301,165	3,740,469
*Genesco, Inc.	102,238	6,341,823
Gentex Corp.	181	5,312
*Gentherm, Inc.	33,179	2,236,928
*G-III Apparel Group, Ltd.	191,073	5,059,613
*Goodyear Tire & Rubber Co. (The)	354,306	4,719,356
*GoPro, Inc., Class A	240,337	2,143,806
Graham Holdings Co., Class B	21,920	12,984,750
#*Grand Canyon Education, Inc.	23,683	2,272,858
*Green Brick Partners, Inc.	75,578	1,488,887
Group 1 Automotive, Inc.	120,277	20,945,037
#Guess?, Inc.	292,812	6,579,486
Hamilton Beach Brands Holding Co., Class A	40,009	374,484
Harley-Davidson, Inc.	266,521	9,714,690
Haverty Furniture Cos., Inc.	700	17,206
#Haverty Furniture Cos., Inc.	123,439	3,064,990
Hibbett, Inc.	66,188	2,857,998
Hooker Furnishings Corp.	55,270	931,852
*Horizon Global Corp.	39,368	146,449
*iMedia Brands, Inc.	2,882	10,635
#*iRobot Corp.	16,572	839,372
Jerash Holdings US, Inc.	3,102	17,340
#JOANN, Inc.	5,696	59,466

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
Johnson Outdoors, Inc., Class A	48,997	$3,747,291
KB Home	107,793	3,495,727
#*Kirkland’s, Inc.	1,481	10,708
Kohl’s Corp.	593,158	34,331,985
*Lakeland Industries, Inc.	40,667	657,992
#*Lands’ End, Inc.	73,790	1,034,536
#Laureate Education, Inc., Class A	176,895	2,004,220
La-Z-Boy, Inc.	219,298	5,763,151
#*Lazydays Holdings, Inc.	3,970	77,137
LCI Industries	13,222	1,286,765
Lear Corp.	78,293	10,016,806
*Legacy Housing Corp.	5,034	88,196
Leggett & Platt, Inc.	59,871	2,133,204
*LGI Homes, Inc.	62,395	5,847,035
Lifetime Brands, Inc.	66,093	834,094
*Lincoln Educational Services Corp.	28,189	201,551
*Liquidity Services, Inc., Class A	48,018	692,420
Lithia Motors, Inc., Class A	90,747	25,693,198
*Live Ventures, Inc.	1,025	39,155
*LL Flooring Holdings, Inc.	12,471	172,225
*M/I Homes, Inc.	94,672	4,192,076
Macy’s, Inc.	403,021	9,741,018
*Malibu Boats, Inc., Class A	14,908	749,723
*MarineMax, Inc.	126,982	5,196,103
Marriott Vacations Worldwide Corp.	109,192	16,305,641
*Mastercraft Boat Holdings, Inc.	9,968	239,930
MDC Holdings, Inc.	280,107	10,338,749
*Meritage Homes Corp.	93,172	7,691,349
*Modine Manufacturing Co.	262,996	2,077,668
*Mohawk Industries, Inc.	186,303	26,279,901
*Monarch Casino & Resort, Inc.	8,637	605,886
Monro, Inc.	96,721	4,423,051
*Motorcar Parts of America, Inc.	95,279	1,449,194
Movado Group, Inc.	99,870	3,592,324
Nathan’s Famous, Inc.	7,806	369,770
*National Vision Holdings, Inc.	10,026	377,479
#*Nautilus, Inc.	63,305	190,548
Newell Brands, Inc.	686,558	15,893,818
*ODP Corp. (The)	127,966	5,506,377
#*Ollie’s Bargain Outlet Holdings, Inc.	32,547	1,563,883
*OneSpaWorld Holdings, Ltd.	1,585	15,913
OneWater Marine, Inc.	2,527	82,608
Oxford Industries, Inc.	50,801	4,551,770
Patrick Industries, Inc.	49,611	3,088,285
Penske Automotive Group, Inc.	327,842	34,364,398
*Perdoceo Education Corp.	311,811	3,486,047
#PetMed Express, Inc.	5,310	116,289
*Playa Hotels & Resorts NV	137,645	1,299,369
*Potbelly Corp.	80,787	520,268
PulteGroup, Inc.	695,603	29,048,381
PVH Corp.	161,717	11,769,763
Qurate Retail, Inc., Class A	711,458	2,995,238
Ralph Lauren Corp.	36,905	3,850,668
RCI Hospitality Holdings, Inc.	41,990	2,601,700
#*Red Robin Gourmet Burgers, Inc.	54,113	713,750
Rent-A-Center, Inc.	38,133	919,768

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
Rocky Brands, Inc.	23,180	$892,662
Shoe Carnival, Inc.	202,774	6,121,747
#Signet Jewelers, Ltd.	190,942	13,404,128
*Skechers USA, Inc., Class A	93,150	3,567,645
*Skyline Champion Corp.	34,217	1,746,436
Smith & Wesson Brands, Inc.	184,553	2,533,913
Sonic Automotive, Inc., Class A	118,692	5,050,345
*Sportsman’s Warehouse Holdings, Inc.	219,632	2,110,664
Standard Motor Products, Inc.	135,966	5,803,029
Steven Madden, Ltd.	9,434	387,360
*Stoneridge, Inc.	99,229	1,955,804
Strategic Education, Inc.	9,488	612,925
*Strattec Security Corp.	10,184	361,023
#*Stride, Inc.	185,382	7,285,513
Superior Group of Cos., Inc.	78,352	1,245,797
Tapestry, Inc.	38,365	1,262,976
*Taylor Morrison Home Corp.	540,330	14,151,243
*Tenneco, Inc., Class A	1,897	32,571
*Terminix Global Holdings, Inc.	11,413	523,743
#Thor Industries, Inc.	65,917	5,045,946
Tile Shop Holdings, Inc.	12,265	73,345
Tilly’s, Inc., Class A	142,802	1,259,514
Toll Brothers, Inc.	560,813	26,004,899
*TopBuild Corp.	35,217	6,379,207
*TravelCenters of America, Inc.	23,633	898,290
*Tri Pointe Homes, Inc.	560,184	11,579,003
*Unifi, Inc.	92,169	1,352,119
*Universal Electronics, Inc.	53,392	1,575,064
*Universal Technical Institute, Inc.	127,158	1,317,357
*Urban Outfitters, Inc.	435,968	10,376,038
*Vera Bradley, Inc.	169,078	1,039,830
*Vista Outdoor, Inc.	297,802	10,491,564
*VOXX International Corp.	113,826	861,663
Weyco Group, Inc.	26,810	659,794
Whirlpool Corp.	58,932	10,697,337
#Winnebago Industries, Inc.	141,692	7,535,181
Wolverine World Wide, Inc.	50,076	992,506
#*Zumiez, Inc.	97,395	3,567,579

TOTAL CONSUMER DISCRETIONARY		896,374,628

CONSUMER STAPLES (5.3%)
Alico, Inc.	34,130	1,353,937
Andersons, Inc. (The), Class A	189,451	9,516,124
#B&G Foods, Inc.	943	25,395
*BellRing Brands, Inc.	323,148	6,925,062
*Bridgford Foods Corp.	2,376	30,888
Bunge, Ltd.	439,567	49,723,819
Calavo Growers, Inc.	7,544	273,395
Cal-Maine Foods, Inc.	101,535	5,455,476
Campbell Soup Co.	6,582	310,802
Casey’s General Stores, Inc.	13,046	2,626,160
*Central Garden & Pet Co.	63,707	2,789,729
*Central Garden & Pet Co., Class A	198,942	8,232,220
*Chefs’ Warehouse, Inc. (The)	61,612	2,254,999
*Coty, Inc., Class A	1,211,691	9,826,814
*Cyanotech Corp.	1,635	4,709

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER STAPLES (Continued)
*Darling Ingredients, Inc.	574,844	$42,187,801
#Edgewell Personal Care Co.	253,862	9,682,297
*elf Beauty, Inc.	4,706	114,497
*Farmer Bros Co.	21,974	137,997
Flowers Foods, Inc.	11,845	314,129
Fresh Del Monte Produce, Inc.	225,972	5,886,571
#*Grocery Outlet Holding Corp.	49,708	1,673,668
*Hain Celestial Group, Inc. (The)	167,628	5,622,243
*HF Foods Group, Inc.	1,645	9,607
*Hostess Brands, Inc.	698,231	15,842,861
Ingles Markets, Inc., Class A	86,332	8,039,236
Ingredion, Inc.	174,876	14,883,696
Inter Parfums, Inc.	1,164	95,134
J & J Snack Foods Corp.	4,934	738,620
#J M Smucker Co. (The)	12,938	1,771,600
John B Sanfilippo & Son, Inc.	3,035	235,637
*Landec Corp.	134,549	1,338,763
*Lifeway Foods, Inc.	1,102	6,303
#Limoneira Co.	17,532	209,332
Mannatech, Inc.	448	14,744
#MGP Ingredients, Inc.	12,863	1,174,778
Molson Coors Beverage Co., Class B	140,816	7,623,778
*Natural Alternatives International, Inc.	24,260	237,505
Natural Grocers by Vitamin Cottage, Inc.	105,923	2,159,770
Natural Health Trends Corp.	390	2,742
*Nature’s Sunshine Products, Inc.	19,130	316,793
Nu Skin Enterprises, Inc., Class A	190,322	8,115,330
Ocean Bio-Chem, Inc.	7,919	61,451
Oil-Dri Corp. of America	28,921	721,579
*Performance Food Group Co.	85,219	4,197,036
*Pilgrim’s Pride Corp.	157,665	4,469,803
*Post Holdings, Inc.	256,472	19,078,952
PriceSmart, Inc.	78,997	6,276,312
Reynolds Consumer Products, Inc.	13,957	412,988
#*Rite Aid Corp.	113,500	722,995
Rocky Mountain Chocolate Factory, Inc.	364	2,406
Sanderson Farms, Inc.	32,322	6,120,817
Seaboard Corp.	2,857	12,070,796
<*»Seneca Foods Corp.	1,786	99,659
*Seneca Foods Corp., Class A	30,247	1,640,900
*Simply Good Foods Co. (The)	191,994	7,996,550
SpartanNash Co.	221,965	7,608,960
Spectrum Brands Holdings, Inc.	77,567	6,598,625
*Sprouts Farmers Market, Inc.	67,927	2,024,225
Tootsie Roll Industries, Inc.	11,023	386,151
*TreeHouse Foods, Inc.	211,685	6,668,077
*United Natural Foods, Inc.	301,764	12,954,728
Universal Corp.	129,484	7,490,649
*US Foods Holding Corp.	333,701	12,553,832
Village Super Market, Inc., Class A	44,922	1,041,741
*Vital Farms, Inc.	5,154	59,271
#Weis Markets, Inc.	157,809	12,605,783
#*Whole Earth Brands, Inc.	14,114	97,528

TOTAL CONSUMER STAPLES		361,746,775

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ENERGY (7.8%)
Adams Resources & Energy, Inc.	23,975	$931,908
#*Alto Ingredients, Inc.	335,537	1,936,048
Antero Midstream Corp.	171,614	1,762,476
*Antero Resources Corp.	320,621	11,285,859
#Arch Resources, Inc.	42,244	7,028,557
Archrock, Inc.	781,547	6,807,274
*Ardmore Shipping Corp.	95,804	596,859
Berry Corp.	231,615	2,540,817
Brigham Minerals, Inc.	101,786	2,522,257
*Bristow Group, Inc.	46,914	1,398,975
California Resources Corp.	112,736	4,533,115
#*Callon Petroleum Co.	130,072	6,668,791
*Centennial Resource Development, Inc., Class A	1,513,594	11,715,218
ChampionX Corp.	43,964	927,640
#Chesapeake Energy Corp.	34,718	2,847,570
#Civitas Resources, Inc.	104,470	6,124,031
#*Clean Energy Fuels Corp.	728,137	4,266,883
*CNX Resources Corp.	1,218,758	25,045,477
*Comstock Resources, Inc.	218,330	3,718,160
*CONSOL Energy, Inc.	197,663	9,398,876
#Continental Resources, Inc.	137,839	7,659,713
Coterra Energy, Inc.	253,735	7,305,031
*Delek US Holdings, Inc.	364,079	8,810,712
*Denbury, Inc.	14,005	896,040
Devon Energy Corp.	422,568	24,580,781
DHT Holdings, Inc.	1,013,663	5,696,786
*DMC Global, Inc.	18,441	368,636
Dorian LPG, Ltd.	246,562	3,629,393
*Dril-Quip, Inc.	126,673	3,658,316
DT Midstream, Inc.	24,824	1,334,290
*Earthstone Energy, Inc., Class A	200,018	2,698,243
EnLink Midstream LLC	1,008,032	9,949,276
Epsilon Energy, Ltd.	9,045	66,933
EQT Corp.	655,840	26,069,640
Equitrans Midstream Corp.	615,816	4,840,314
Evolution Petroleum Corp.	16,947	106,936
*Expro Group Holdings NV	68,950	1,053,556
#*Exterran Corp.	41,724	283,306
#Falcon Minerals Corp.	12,550	85,340
*Forum Energy Technologies, Inc.	9,663	204,179
*Geospace Technologies Corp.	32,164	185,908
#*Green Plains, Inc.	248,717	6,981,486
*Gulf Island Fabrication, Inc.	42,641	158,625
#*Hallador Energy Co.	66,557	283,533
*Helix Energy Solutions Group, Inc.	507,565	2,086,092
Helmerich & Payne, Inc.	259,264	11,933,922
*HF Sinclair Corp.	577,279	21,948,148
*Independence Contract Drilling, Inc.	45,759	188,527
International Seaways, Inc.	280,437	5,925,634
*Kosmos Energy, Ltd.	27,214	183,967
*Laredo Petroleum, Inc.	27,830	1,981,774
*Liberty Oilfield Services, Inc., Class A	298,479	4,817,451
*Mammoth Energy Services, Inc.	19,767	43,092
Marathon Oil Corp.	1,113,510	27,748,669
Matador Resources Co.	136,605	6,669,056
#*Mexco Energy Corp.	3,482	55,886

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ENERGY (Continued)
Murphy Oil Corp.	385,929	$14,696,176
*Nabors Industries, Ltd.	30,664	4,741,268
NACCO Industries, Inc., Class A	30,907	1,424,195
*National Energy Services Reunited Corp.	43,787	292,935
*Natural Gas Services Group, Inc.	73,211	899,031
*NCS Multistage Holdings, Inc.	6	286
*Newpark Resources, Inc.	277,207	967,452
*NexTier Oilfield Solutions, Inc.	381,439	4,207,272
NOV, Inc.	236,530	4,288,289
Oasis Petroleum, Inc.	32,059	4,252,947
*Oceaneering International, Inc.	197,298	2,235,386
*Oil States International, Inc.	293,555	1,984,432
*Overseas Shipholding Group, Inc., Class A	75,066	156,137
Ovintiv, Inc.	13,169	674,121
*Par Pacific Holdings, Inc.	5,583	81,903
Patterson-UTI Energy, Inc.	605,437	9,953,384
*PBF Energy, Inc., Class A	638,459	18,553,619
PDC Energy, Inc.	160,722	11,208,752
#*Peabody Energy Corp.	598,569	13,551,602
PHX Minerals, Inc.	72,163	253,292
*PrimeEnergy Resources Corp.	595	46,410
*ProPetro Holding Corp.	494,174	6,987,620
*Range Resources Corp.	345,418	10,341,815
*Ranger Energy Services, Inc.	413	4,180
*Renewable Energy Group, Inc.	138,540	8,459,252
*REX American Resources Corp.	39,405	3,334,845
Riley Exploration Permian, Inc.	4,070	94,546
#*Ring Energy, Inc.	1,011	4,519
*RPC, Inc.	427,134	4,416,566
*SandRidge Energy, Inc.	131,250	2,437,312
Scorpio Tankers, Inc.	289,860	7,168,238
*SEACOR Marine Holdings, Inc.	42,843	308,470
*Select Energy Services, Inc., Class A	228,782	1,775,348
SFL Corp., Ltd.	587,859	5,831,561
*SilverBow Resources, Inc.	35,428	1,296,665
SM Energy Co.	205,900	7,315,627
*Smart Sand, Inc.	3,307	14,385
Solaris Oilfield Infrastructure, Inc., Class A	93,022	1,046,497
*Southwestern Energy Co.	1,257,432	9,430,740
*Talos Energy, Inc.	359,320	6,528,844
*TechnipFMC PLC	1,573,617	10,889,430
*Teekay Corp.	70,891	229,687
*Teekay Tankers, Ltd., Class A	138,429	2,216,248
*TETRA Technologies, Inc.	32,333	118,985
*Tidewater, Inc.	77,232	1,541,551
*Transocean, Ltd.	1,522,692	5,725,322
*US Silica Holdings, Inc.	353,979	6,576,930
VAALCO Energy, Inc.	224,498	1,468,217
Whiting Petroleum Corp.	156,667	11,444,524
World Fuel Services Corp.	224,449	5,436,155

TOTAL ENERGY		529,458,950

FINANCIALS (27.0%)
1st Source Corp.	131,063	5,671,096
ACNB Corp.	8,813	301,669
*Affinity Bancshares, Inc.	205	3,157

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Alerus Financial Corp.	1,559	$39,832
*Alleghany Corp.	10,614	8,878,611
Allegiance Bancshares, Inc.	92,956	3,798,182
Ally Financial, Inc.	33,641	1,344,294
Amalgamated Financial Corp.	7,996	140,650
A-Mark Precious Metals, Inc.	9,621	758,135
*Ambac Financial Group, Inc.	39,114	302,351
Amerant Bancorp, Inc.	14,345	381,434
American Equity Investment Life Holding Co.	558,725	21,075,107
American Financial Group, Inc.	90,315	12,506,821
American National Bankshares, Inc.	40,322	1,400,786
American National Group, Inc.	47,386	8,937,473
Ameris BanCorp	289,593	12,076,028
AMERISAFE, Inc.	6,547	303,453
Ameriserv Financial, Inc.	69,349	275,316
#Ames National Corp.	9,049	211,747
Apollo Global Management, Inc.	544,646	27,101,585
Argo Group International Holdings, Ltd.	153,786	6,582,041
Arrow Financial Corp.	25,623	802,000
*AssetMark Financial Holdings, Inc.	3,944	75,843
Associated Banc-Corp.	765,886	15,279,426
Associated Capital Group, Inc., Class A	3,524	139,550
Assurant, Inc.	84,706	15,406,327
Assured Guaranty, Ltd.	507,102	27,966,675
Atlantic American Corp.	9,607	29,301
Atlantic Union Bankshares Corp.	368,535	12,449,112
#*Atlanticus Holdings Corp.	63,675	2,740,572
Auburn National BanCorp, Inc.	634	19,362
Axis Capital Holdings, Ltd.	338,993	19,434,469
*Axos Financial, Inc.	235,181	8,908,656
#Banc of California, Inc.	268,228	4,838,833
BancFirst Corp.	14,900	1,218,075
*BanCorp, Inc. (The)	224,294	5,089,231
Bank of Marin BanCorp	28,158	880,219
Bank of NT Butterfield & Son, Ltd. (The)	40,460	1,295,934
Bank of Princeton (The)	2,301	69,076
Bank of the James Financial Group, Inc.	270	4,104
Bank OZK	485,327	18,646,263
Bank7 Corp.	40	951
BankFinancial Corp.	39,783	406,184
BankUnited, Inc.	458,753	17,221,588
Bankwell Financial Group, Inc.	18,202	618,868
Banner Corp.	174,547	9,373,174
Bar Harbor Bankshares	46,894	1,224,402
BayCom Corp.	10,312	233,567
BCB BanCorp, Inc.	60,995	1,149,146
#Berkshire Hills BanCorp, Inc.	292,868	7,245,554
*Blucora, Inc.	146,234	2,961,238
#Blue Ridge Bankshares, Inc.	5,811	84,666
BOK Financial Corp.	152,161	12,618,712
*Bridgewater Bancshares, Inc.	34,257	548,797
*Brighthouse Financial, Inc.	132,117	6,785,529
Brookline BanCorp, Inc.	408,501	5,906,924
Business First Bancshares, Inc.	11,898	263,660
Byline BanCorp, Inc.	74,614	1,750,444
C&F Financial Corp.	9,009	466,666

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Cadence Bank	492,701	$12,337,233
*California BanCorp	540	11,745
<»California First Leasing Corp.	7,946	143,823
Cambridge BanCorp	2,313	188,995
Camden National Corp.	75,470	3,377,283
Capital BanCorp, Inc.	3,803	85,606
Capital City Bank Group, Inc.	95,411	2,443,476
Capitol Federal Financial, Inc.	612,609	5,899,425
Capstar Financial Holdings, Inc.	38,432	774,405
*Carter Bankshares, Inc.	40,520	662,907
*Carver BanCorp, Inc.	2,519	18,036
Cathay General BanCorp	389,715	15,623,674
CB Financial Services, Inc.	724	16,934
#CBTX, Inc.	37,992	1,083,532
<*»CCUR Holdings, Inc.	11	72,875
Central Pacific Financial Corp.	44,361	1,072,649
Central Valley Community BanCorp	38,437	742,218
CF Bankshares, Inc.	130	2,746
#Chemung Financial Corp.	4,990	236,925
Choiceone Financial Services, Inc.	606	15,114
#Citizens & Northern Corp.	33,453	783,135
Citizens Community BanCorp, Inc.	36,517	478,738
Citizens Financial Group, Inc.	267,181	10,526,931
Citizens Holding Co.	1,483	27,436
#*Citizens, Inc.	67,816	202,770
City Holding Co.	28,421	2,199,217
Civista Bancshares, Inc.	48,205	1,003,628
CNA Financial Corp.	36,414	1,727,480
CNB Financial Corp.	27,564	684,965
CNO Financial Group, Inc.	1,100,773	26,572,660
Codorus Valley BanCorp, Inc.	18,380	439,282
Colony Bankcorp, Inc.	9,489	162,641
#Columbia Banking System, Inc.	379,134	10,646,083
*Columbia Financial, Inc.	2,698	51,127
Comerica, Inc.	108,996	8,926,772
#Community Bank System, Inc.	91,051	5,863,684
Community Financial Corp. (The)	4,549	186,236
Community Trust BanCorp, Inc.	90,938	3,620,242
Community West Bancshares	19,102	272,968
ConnectOne BanCorp, Inc.	206,111	5,742,252
*Consumer Portfolio Services, Inc.	134,178	1,529,629
Cowen, Inc., Class A	72,885	1,665,422
*CrossFirst Bankshares, Inc.	51,000	653,310
*Customers BanCorp, Inc.	127,933	5,382,141
CVB Financial Corp.	196,622	4,526,238
Dime Community Bancshares, Inc.	196,182	6,167,962
Donegal Group, Inc.	6,421	85,656
Donegal Group, Inc., Class A	109,092	1,476,015
*Donnelley Financial Solutions, Inc.	41,241	1,207,124
Eagle BanCorp Montana, Inc.	853	17,316
Eagle BanCorp, Inc.	106,839	5,379,344
East West BanCorp, Inc.	850	60,605
Eastern Bankshares, Inc.	74,120	1,420,139
#*Elevate Credit, Inc.	68,171	201,786
Emclaire Financial Corp.	89	3,173
Employers Holdings, Inc.	166,037	6,531,896

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
#*Encore Capital Group, Inc.	147,817	$8,545,301
*Enova International, Inc.	152,636	5,708,586
*Enstar Group, Ltd.	40,847	9,629,680
Enterprise BanCorp, Inc.	21,088	715,938
Enterprise Financial Services Corp.	79,235	3,499,810
Equitable Holdings, Inc.	324,551	9,356,805
Equity Bancshares, Inc., Class A	79,799	2,436,263
*Esquire Financial Holdings, Inc.	6,969	250,884
Essa BanCorp, Inc.	24,400	419,680
Essent Group, Ltd.	77,415	3,137,630
Evans BanCorp, Inc.	12,544	478,177
Everest Re Group, Ltd.	48,214	13,244,868
#*EZCorp., Inc., Class A	220,789	1,545,523
Farmers & Merchants BanCorp, Inc.	5,044	192,933
Farmers National Banc Corp.	80,363	1,231,161
FB Financial Corp.	87,686	3,378,542
Federal Agricultural Mortgage Corp.	2,759	273,141
Federal Agricultural Mortgage Corp.	40,385	4,136,636
*FFBW, Inc.	183	2,181
Fidelity National Financial, Inc.	28,528	1,135,985
Financial Institutions, Inc.	82,685	2,301,950
Finward Bancorp	14	558
First American Financial Corp.	298,721	17,418,422
First BanCorp	1,061,023	14,440,523
First BanCorp, Inc. (The)	37,615	1,058,862
First BanCorp/Southern Pines NC	100,317	3,757,875
First Bancshares, Inc. (The)	46,522	1,497,543
First Bank	46,500	663,090
First Busey Corp.	209,095	4,698,365
First Business Financial Services, Inc.	32,510	1,127,122
First Capital, Inc.	68	2,515
First Citizens Bancshares, Inc., Class A	25,542	16,331,044
First Commonwealth Financial Corp.	460,902	6,212,959
First Community Bankshares, Inc.	66,866	1,780,642
First Community Corp.	2,851	56,507
First Financial BanCorp	420,148	8,592,027
First Financial Corp.	46,385	1,976,929
First Financial Northwest, Inc.	74,588	1,275,455
First Foundation, Inc.	148,969	3,310,091
First Guaranty Bancshares, Inc.	32	736
First Hawaiian, Inc.	238,870	5,639,721
First Horizon Corp.	1,926,681	43,119,121
First Internet BanCorp, Class A	38,045	1,464,352
First Interstate BancSystem, Inc., Class A	242,643	7,890,750
First Merchants Corp.	284,049	11,131,880
First Mid Bancshares, Inc.	30,651	1,104,662
First National Corp.	10	211
First Northwest BanCorp	10,414	218,382
First of Long Island Corp. (The)	74,509	1,250,261
First Savings Financial Group, Inc.	2,557	63,772
First United Corp.	10,446	234,095
First US Bancshares, Inc.	88	1,020
*First Western Financial, Inc.	3,326	109,159
Flagstar BanCorp, Inc.	280,677	9,907,898
Flushing Financial Corp.	196,700	4,229,050
FNB Corp.	1,348,479	15,534,478

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
FNCB BanCorp, Inc.	1,097	$9,895
Franklin Financial Services Corp.	130	4,215
FS BanCorp, Inc.	22,877	672,355
Fulton Financial Corp.	792,430	12,021,163
*FVCBankCorp., Inc.	8,152	168,420
*Genworth Financial, Inc., Class A	997,406	3,700,376
German American BanCorp, Inc.	82,400	2,892,240
Glacier BanCorp, Inc.	9,777	447,396
Global Indemnity Group LLC, Class A	50,518	1,310,437
Globe Life, Inc.	124,261	12,187,519
Great Southern BanCorp, Inc.	79,472	4,509,241
*Green Dot Corp., Class A	43,314	1,146,955
#*Greenlight Capital Re, Ltd., Class A	94,690	651,467
Guaranty Bancshares, Inc.	22,060	758,864
*Hallmark Financial Services, Inc.	26,654	89,291
Hancock Whitney Corp.	355,962	16,648,343
Hanmi Financial Corp.	206,861	4,788,832
Hanover Insurance Group, Inc. (The)	47,989	7,045,745
HarborOne BanCorp, Inc.	200,546	2,685,311
Hawthorn Bancshares, Inc.	16,364	427,755
HBT Financial, Inc.	1,106	19,001
HCI Group, Inc.	13,341	855,025
Heartland Financial USA, Inc.	153,695	6,727,230
Hennessy Advisors, Inc.	418	4,159
Heritage Commerce Corp.	259,237	2,911,232
Heritage Financial Corp.	205,902	4,986,946
Heritage Insurance Holdings, Inc.	99,235	422,741
Hilltop Holdings, Inc.	246,560	6,284,814
Hingham Institution For Savings (The)	1,171	378,315
HMN Financial, Inc.	17,342	419,330
Home BanCorp, Inc.	23,637	906,006
Home Bancshares, Inc.	203,304	4,395,432
HomeStreet, Inc.	90,013	3,653,628
Hometrust Bancshares, Inc.	22,526	608,878
Hope BanCorp, Inc.	724,639	10,362,338
Horace Mann Educators Corp.	239,163	9,530,646
Horizon BanCorp, Inc.	116,897	2,043,360
Huntington Bancshares, Inc.	404,356	5,317,281
IF BanCorp, Inc.	44	1,064
Independent Bank Corp.	147,238	11,360,884
Independent Bank Corp.	77,017	1,520,316
Independent Bank Group, Inc.	223,948	15,183,674
International Bancshares Corp.	356,747	14,194,963
Invesco, Ltd.	1,357,997	24,959,985
Investar Holding Corp.	1,909	37,607
Investors Title Co.	7,750	1,454,288
James River Group Holdings, Ltd.	16,797	398,257
Janus Henderson Group PLC	497,734	15,170,932
Jefferies Financial Group, Inc.	348,595	10,722,782
Kearny Financial Corp.	434,331	5,151,166
#Kemper Corp.	230,970	10,661,575
Kentucky First Federal BanCorp	167	1,219
Kingstone Cos., Inc.	2,112	8,892
Lake Shore BanCorp, Inc.	1,070	15,943
Lakeland BanCorp, Inc.	221,872	3,334,736
#Landmark BanCorp, Inc.	4,122	105,317

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
LCNB Corp.	17,630	$283,490
*LendingClub Corp.	87,105	1,328,351
Limestone BanCorp, Inc.	108	2,317
Lincoln National Corp.	293,871	17,676,341
Live Oak Bancshares, Inc.	45,676	1,933,465
Luther Burbank Corp.	42,631	565,713
M&T Bank Corp.	176,934	29,484,282
#Macatawa Bank Corp.	121,130	1,059,888
Magyar BanCorp, Inc.	9,080	108,778
MainStreet Bancshares, Inc., Class A	689	17,632
*Malvern BanCorp, Inc.	3,308	53,193
#*MBIA, Inc.	349,273	4,205,247
Medallion Financial Corp.	186	1,456
Mercantile Bank Corp.	79,298	2,489,957
Merchants BanCorp	24,579	578,098
Mercury General Corp.	73,203	3,691,627
Meridian Corp.	1,272	39,941
Meta Financial Group, Inc.	130,294	5,687,333
*Metropolitan Bank Holding Corp.	26,514	2,361,072
MGIC Investment Corp.	501,836	6,553,978
Mid Penn BanCorp, Inc.	8,938	230,869
Middlefield Banc Corp.	2,763	72,943
Midland States BanCorp, Inc.	110,142	2,903,343
Mid-Southern BanCorp, Inc.	2	28
MidWestOne Financial Group, Inc.	29,612	884,807
*Mr. Cooper Group, Inc.	213,899	9,619,038
MVB Financial Corp.	8,047	322,363
National Bank Holdings Corp., Class A	111,427	4,068,200
National Bankshares, Inc.	2,399	82,526
National Western Life Group, Inc., Class A	9,944	1,976,469
Navient Corp.	939,440	14,927,702
NBT BanCorp, Inc.	205,818	7,244,794
Nelnet, Inc., Class A	150,019	12,312,059
#New York Community BanCorp, Inc.	1,972,681	18,227,572
*NI Holdings, Inc.	6,859	108,715
*Nicholas Financial, Inc.	22,513	228,057
*Nicolet Bankshares, Inc.	30,096	2,449,212
*NMI Holdings, Inc., Class A	206,689	3,798,944
Northeast Bank	27,145	1,015,766
Northeast Community Bancorp, Inc.	4,666	52,353
Northfield BanCorp, Inc.	233,920	3,062,013
Northrim BanCorp, Inc.	28,853	1,156,140
Northwest Bancshares, Inc.	721,772	9,152,069
Norwood Financial Corp.	5,407	151,504
Oak Valley BanCorp	41	717
OceanFirst Financial Corp.	107,435	2,012,258
*Ocwen Financial Corp.	520	10,816
OFG BanCorp	253,174	6,729,365
Ohio Valley Banc Corp.	4,163	126,930
Old National BanCorp	1,252,696	18,990,871
Old Republic International Corp.	1,006,966	22,163,322
Old Second BanCorp, Inc.	48,083	662,103
OneMain Holdings, Inc.	252,569	11,600,494
OP BanCorp	20,265	262,634
*Oportun Financial Corp.	10,644	123,364
Oppenheimer Holdings, Inc., Class A	20,250	652,455

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Origin BanCorp, Inc.	12,294	$463,238
Orrstown Financial Services, Inc.	24,261	572,074
*Oxbridge Re Holdings, Ltd.	5,895	27,765
Pacific Premier BanCorp, Inc.	405,072	12,703,058
PacWest BanCorp	354,401	11,656,249
Park National Corp.	13,460	1,586,261
Parke BanCorp, Inc.	22,609	543,973
*Patriot National BanCorp, Inc.	162	2,542
PCB BanCorp	2,008	42,871
PCSB Financial Corp.	24,651	451,606
Peapack-Gladstone Financial Corp.	107,208	3,322,376
Penns Woods BanCorp, Inc.	8,618	201,661
PennyMac Financial Services, Inc.	59,557	2,892,088
Peoples BanCorp of North Carolina, Inc.	5,588	152,497
Peoples BanCorp, Inc.	113,435	3,110,388
Peoples Financial Services Corp.	7,095	352,196
Pinnacle Financial Partners, Inc.	231,642	17,963,837
Piper Sandler Cos.	32,879	3,780,427
Plumas BanCorp	1,715	60,368
*Ponce Financial Group, Inc.	94	978
Popular, Inc.	393,408	30,681,890
*PRA Group, Inc.	154,760	6,504,563
Preferred Bank	43,834	2,942,138
Premier Financial Corp.	182,591	4,845,965
Primis Financial Corp.	25,573	349,071
ProAssurance Corp.	160,864	3,952,428
*Professional Holding Corp., Class A	10,769	241,010
*PROG Holdings, Inc.	160,884	4,258,599
Prosperity Bancshares, Inc.	300,877	19,671,338
Provident Financial Holdings, Inc.	29,933	454,682
Provident Financial Services, Inc.	399,423	8,839,231
Prudential BanCorp, Inc.	1,902	29,519
QCR Holdings, Inc.	93,227	5,061,301
Radian Group, Inc.	604,666	12,933,806
RBB BanCorp	33,194	710,020
Red River Bancshares, Inc.	1,496	81,158
#Regional Management Corp.	44,647	1,922,053
Reinsurance Group of America, Inc.	188,165	20,193,868
RenaissanceRe Holdings, Ltd.	34,922	5,012,005
Renasant Corp.	245,288	7,307,130
Republic BanCorp, Inc., Class A	37,719	1,572,128
#*Republic First BanCorp, Inc.	131,014	548,949
Richmond Mutual BanCorp, Inc.	1,865	30,549
Riverview BanCorp, Inc.	77,685	546,902
S&T BanCorp, Inc.	131,211	3,708,023
Safety Insurance Group, Inc.	65,807	5,662,034
Salisbury BanCorp, Inc.	576	30,643
Sandy Spring BanCorp, Inc.	196,487	7,716,044
SB Financial Group, Inc.	2,094	39,786
Seacoast Banking Corp. of Florida	173,658	5,643,885
*Security National Financial Corp., Class A	16,079	160,308
Selective Insurance Group, Inc.	78,124	6,434,293
Shore Bancshares, Inc.	36,069	726,069
#Sierra BanCorp	51,498	1,120,082
Simmons First National Corp., Class A	489,488	11,684,079
*SiriusPoint, Ltd.	221,048	1,388,181

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
SmartFinancial, Inc.	30,997	$760,046
South Plains Financial, Inc.	5,986	144,562
*Southern First Bancshares, Inc.	21,360	976,152
Southern Missouri BanCorp, Inc.	21,704	915,909
Southside Bancshares, Inc.	82,882	3,248,146
SouthState Corp.	244,455	18,930,595
*Sterling BanCorp, Inc.	8,410	57,440
Stewart Information Services Corp.	129,182	6,665,791
Stifel Financial Corp.	247,024	15,278,434
*StoneX Group, Inc.	69,361	4,701,289
Summit Financial Group, Inc.	32,666	890,149
Summit State Bank	842	13,375
*SWK Holdings Corp.	1,414	27,714
Synovus Financial Corp.	347,024	14,415,377
Territorial BanCorp, Inc.	25,849	587,031
*Texas Capital Bancshares, Inc.	244,922	12,579,194
Timberland BanCorp, Inc.	48,932	1,292,294
Tiptree, Inc.	167,809	1,951,619
#Tompkins Financial Corp.	11,224	819,352
Towne Bank	281,017	7,747,639
TriCo Bancshares	110,786	4,160,014
*TriState Capital Holdings, Inc.	77,973	2,355,564
*Triumph BanCorp, Inc.	44,949	3,121,259
TrustCo Bank Corp. NY	91,837	2,860,723
Trustmark Corp.	367,742	10,252,647
UMB Financial Corp.	18,712	1,687,448
Umpqua Holdings Corp.	814,627	13,473,931
*Unico American Corp.	26,066	75,852
United BanCorp, Inc.	222	3,736
United Bancshares, Inc.	3,560	120,648
United Bankshares, Inc.	490,430	16,311,702
United Community Banks, Inc.	302,930	9,130,310
United Fire Group, Inc.	51,154	1,498,301
United Insurance Holdings Corp.	14,401	32,978
United Security Bancshares/Fresno CA	54,343	436,374
Unity BanCorp, Inc.	36,112	1,041,831
Universal Insurance Holdings, Inc.	100,014	1,256,176
Univest Financial Corp.	145,704	3,671,741
Unum Group	298,283	9,103,597
Valley National BanCorp	1,833,644	21,967,055
Veritex Holdings, Inc.	76,593	2,516,080
Virtus Investment Partners, Inc.	18,375	3,255,315
Voya Financial, Inc.	477,576	30,154,149
Walker & Dunlop, Inc.	37,907	4,539,742
Washington Federal, Inc.	384,210	11,691,510
Washington Trust BanCorp, Inc.	55,274	2,594,562
Waterstone Financial, Inc.	151,546	2,433,829
Webster Financial Corp.	560,393	28,014,046
WesBanco, Inc.	322,765	10,405,944
West BanCorp, Inc.	70,652	1,766,300
Westamerica BanCorp	3,797	223,719
Western New England BanCorp, Inc.	74,033	635,943
Westwood Holdings Group, Inc.	7,844	126,524
White Mountains Insurance Group, Ltd.	14,162	14,842,059
Wintrust Financial Corp.	214,427	18,723,766
WSFS Financial Corp.	239,631	9,602,014

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
WVS Financial Corp.	1,304	$19,925
Zions BanCorp NA	548,784	31,011,784

TOTAL FINANCIALS		1,826,992,366

HEALTH CARE (4.1%)
#*2Seventy bio, Inc.	1,741	23,434
*Acadia Healthcare Co., Inc.	340,485	23,112,122
*Addus HomeCare Corp.	16,249	1,369,466
*Agile Therapeutics, Inc.	1,832	4,195
*Agios Pharmaceuticals, Inc.	9,590	210,692
*AlerisLife, Inc.	41,329	87,204
*Alkermes PLC	14,960	431,596
#*Allogene Therapeutics, Inc.	61,088	510,085
*Allscripts Healthcare Solutions, Inc.	942,877	19,479,839
*Amphastar Pharmaceuticals, Inc.	105,474	3,741,163
*AnaptysBio, Inc.	82,461	1,929,587
*AngioDynamics, Inc.	181,626	3,823,227
*ANI Pharmaceuticals, Inc.	9,399	277,364
#*Anika Therapeutics, Inc.	70,920	1,526,908
*AquaBounty Technologies, Inc.	19,483	26,107
#*Arca BioPharma, Inc.	5,162	12,234
*Artivion, Inc.	32,560	660,642
#*Assembly Biosciences, Inc.	99,075	174,372
*Atreca, Inc., Class A	1,262	2,474
*aTyr Pharma, Inc.	4,474	18,612
*Avanos Medical, Inc.	258,639	7,541,913
*Avidity Biosciences, Inc.	7,523	107,579
*Bellerophon Therapeutics, Inc.	198	251
*Brookdale Senior Living, Inc.	814,639	5,034,469
#*Cara Therapeutics, Inc.	33,089	288,536
#*CareCloud, Inc.	3,233	12,770
*Catalyst Pharmaceuticals, Inc.	79,031	602,216
*Celsion Corp.	2,115	6,134
*Chinook Therapeutics, Inc.	18,885	285,730
*Collegium Pharmaceutical, Inc.	28,600	460,460
*Computer Programs and Systems, Inc.	48,625	1,552,110
*Concert Pharmaceuticals, Inc.	1,539	4,802
CONMED Corp.	32,937	4,379,304
*Corcept Therapeutics, Inc.	272	5,851
*Corvus Pharmaceuticals, Inc.	33,313	43,640
*Covetrus, Inc.	198,411	2,738,072
*Cross Country Healthcare, Inc.	32,672	612,273
*Cumberland Pharmaceuticals, Inc.	47,527	111,688
*Cymabay Therapeutics, Inc.	23,841	54,119
DENTSPLY SIRONA, Inc.	2,795	111,772
*Diffusion Pharmaceuticals, Inc.	6,099	37,692
#*Dyne Therapeutics, Inc.	306	2,442
*Eagle Pharmaceuticals, Inc.	6,561	289,537
*Eiger Biopharmaceuticals, Inc.	44,608	306,457
*Elanco Animal Health, Inc.	76,838	1,944,770
*Electromed, Inc.	26,484	335,552
*Emergent BioSolutions, Inc.	50,677	1,640,921
*Enanta Pharmaceuticals, Inc.	17,600	1,133,440
Encompass Health Corp.	13,433	924,593
*Enovis Corp.	201,881	13,095,999
#*Envista Holdings Corp.	219,928	8,713,547

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*Enzo Biochem, Inc.	214,500	$546,975
*Evolent Health, Inc., Class A	211,022	5,807,325
*EyePoint Pharmaceuticals, Inc.	945	10,678
*FONAR Corp.	16,075	286,939
#*Fulgent Genetics, Inc.	29,871	1,639,320
*Harvard Bioscience, Inc.	157,253	820,861
*HealthEquity, Inc.	1,888	117,660
*HealthStream, Inc.	101,781	1,944,017
#*Heska Corp.	3,433	377,081
#*Homology Medicines, Inc.	9,858	16,364
*ICU Medical, Inc.	189	40,444
*Ideaya Biosciences, Inc.	1,340	12,851
*ImmuCell Corp.	25	244
*InfuSystem Holdings, Inc.	466	3,695
#*Innoviva, Inc.	103,572	1,766,938
*Inogen, Inc., Class A	3,323	84,005
*Integer Holdings Corp.	148,501	11,162,820
*IntriCon Corp.	22,147	531,749
#*Invacare Corp.	6,204	10,299
*IRIDEX Corp.	26,323	100,817
#*Ironwood Pharmaceuticals, Inc.	4,119	49,428
*Jazz Pharmaceuticals PLC	59,653	9,557,604
*Jounce Therapeutics, Inc.	69,208	366,802
*KalVista Pharmaceuticals, Inc.	21,808	277,616
*Kewaunee Scientific Corp.	9,983	142,358
#*Kura Oncology, Inc.	73,169	1,049,975
#*Lannett Co., Inc.	14,739	9,433
LeMaitre Vascular, Inc.	11,764	508,322
*Lensar, Inc.	49,116	358,056
*LHC Group, Inc.	14,079	2,335,002
*Ligand Pharmaceuticals, Inc.	10,800	1,002,888
*Lyra Therapeutics, Inc.	2,441	13,792
*MEDNAX, Inc.	270,538	5,010,364
#*Meridian Bioscience, Inc.	175,317	4,486,362
*Merit Medical Systems, Inc.	121,510	7,534,835
*Merrimack Pharmaceuticals, Inc.	84,806	491,875
Mesa Laboratories, Inc.	975	208,289
*ModivCare, Inc.	11,839	1,230,901
*Myriad Genetics, Inc.	163,726	3,356,383
National HealthCare Corp.	45,143	3,072,433
*Natus Medical, Inc.	59,843	1,990,977
*NeoGenomics, Inc.	1,928	18,220
*NextCure, Inc.	27,784	115,581
*NextGen Healthcare, Inc.	136,384	2,570,838
#*Nurix Therapeutics, Inc.	3,582	39,653
*NuVasive, Inc.	35,678	1,835,276
*Opiant Pharmaceuticals, Inc.	7,848	156,646
#*OPKO Health, Inc.	383,917	1,036,576
*OraSure Technologies, Inc.	292,247	1,794,397
Organon & Co.	19,203	620,833
*Orthofix Medical, Inc.	14,279	442,649
*Otonomy, Inc.	61,811	135,984
Owens & Minor, Inc.	353,203	12,535,174
*Pacira BioSciences, Inc.	4,886	364,349
Patterson Cos., Inc.	442,912	13,628,402
#<*»PDL BioPharma, Inc.	463,418	1,589,524

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
Perrigo Co. PLC	143,622	$4,926,235
#*PetIQ, Inc.	17,195	342,181
Phibro Animal Health Corp., Class A	12,402	223,112
Premier, Inc., Class A	133,568	4,836,497
*Prestige Consumer Healthcare, Inc.	232,981	12,734,741
*Prothena Corp. PLC	75,009	2,187,262
#*Quidel Corp.	15,800	1,589,796
*REGENXBIO, Inc.	41,891	1,162,894
*Replimune Group, Inc.	15,265	255,994
*Rhythm Pharmaceuticals, Inc.	38,491	240,954
*Sage Therapeutics, Inc.	43,371	1,367,054
*Sangamo Therapeutics, Inc.	35,028	145,366
*Satsuma Pharmaceuticals, Inc.	2,108	8,200
*scPharmaceuticals, Inc.	547	2,719
*SeaSpine Holdings Corp.	16,734	155,794
Select Medical Holdings Corp.	351,851	7,955,351
*Sharps Compliance Corp.	1,677	7,245
*SIGA Technologies, Inc.	28,357	194,813
*Sio Gene Therapies, Inc.	20,749	5,826
*Supernus Pharmaceuticals, Inc.	151,353	4,222,749
*Surgery Partners, Inc.	75,949	3,885,551
*Syneos Health, Inc.	73,215	5,351,284
*Synlogic, Inc.	66,623	113,259
*Taro Pharmaceutical Industries, Ltd.	8,149	319,848
#*Teladoc Health, Inc.	497	16,779
*Turning Point Therapeutics, Inc.	1,897	55,848
*United Therapeutics Corp.	262	46,521
Universal Health Services, Inc., Class B	27,394	3,356,587
Utah Medical Products, Inc.	5,731	484,785
*Vanda Pharmaceuticals, Inc.	85,176	844,946
*Varex Imaging Corp.	35,028	695,306
Viatris, Inc.	176,875	1,827,119
#*Viking Therapeutics, Inc.	22,844	54,369
*Xencor, Inc.	40,055	1,000,574
#*Xeris Biopharma Holdings, Inc.	280	683
*Zosano Pharma Corp.	22,906	43,292

TOTAL HEALTH CARE		275,680,375

INDUSTRIALS (19.0%)
*AAR Corp.	211,981	9,958,867
ABM Industries, Inc.	350,931	16,939,439
#*Acacia Research Corp.	75,350	353,392
ACCO Brands Corp.	337,872	2,476,602
Acme United Corp.	8,909	293,908
Acuity Brands, Inc.	370	63,818
#ADT, Inc.	224,468	1,537,606
AECOM	57,072	4,027,000
*AeroVironment, Inc.	8,522	684,487
AGCO Corp.	323,795	41,251,483
Air Lease Corp.	473,441	19,070,203
*Air Transport Services Group, Inc.	184,201	5,765,491
Alamo Group, Inc.	76,316	9,649,395
*Alaska Air Group, Inc.	126,025	6,854,500
#Albany International Corp.	110,720	8,660,518
*Allegiant Travel Co.	12,634	1,960,670
Allied Motion Technologies, Inc.	17,524	426,534

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Alta Equipment Group, Inc.	7,531	$84,724
Altra Industrial Motion Corp.	79,945	3,117,855
AMERCO	48,664	26,058,599
*Ameresco, Inc., Class A	40,036	2,019,416
*American Superconductor Corp.	7,730	41,201
*American Woodmark Corp.	36,602	1,714,804
*API Group Corp.	1,638	30,401
Apogee Enterprises, Inc.	118,755	5,225,220
Applied Industrial Technologies, Inc.	90,337	9,457,381
ARC Document Solutions, Inc.	77,415	294,177
ArcBest Corp.	105,664	7,624,714
Arcosa, Inc.	283,833	15,193,580
Argan, Inc.	44,736	1,645,390
#*Armstrong Flooring, Inc.	7,555	12,390
*Art’s-Way Manufacturing Co., Inc.	253	713
*ASGN, Inc.	140,101	15,894,458
Astec Industries, Inc.	90,353	3,532,802
*Astronics Corp.	16,421	159,119
#*Atlas Air Worldwide Holdings, Inc., Class A	140,550	9,689,517
*AZEK Co., Inc. (The)	44,834	952,274
AZZ, Inc.	34,646	1,581,243
Barnes Group, Inc.	195,499	6,564,856
Barrett Business Services, Inc.	18,637	1,341,305
*Beacon Roofing Supply, Inc.	339,042	20,217,074
#BGSF, Inc.	3,808	46,496
*BlueLinx Holdings, Inc.	721	48,069
Boise Cascade Co.	169,045	12,776,421
Brady Corp., Class A	92,314	4,131,052
*BrightView Holdings, Inc.	43,637	552,444
#*Broadwind, Inc.	17,523	31,717
*Builders FirstSource, Inc.	331,778	20,427,571
*CACI International, Inc., Class A	67,751	17,974,340
*CBIZ, Inc.	244,879	10,257,981
*CECO Environmental Corp.	124,885	593,204
*Chart Industries, Inc.	103,262	17,432,691
Chicago Rivet & Machine Co.	1,984	51,763
*CIRCOR International, Inc.	66,235	1,301,518
*Civeo Corp.	1,239	32,214
#*Clarivate PLC	25,255	395,998
*Clean Harbors, Inc.	113,333	11,892,032
Columbus McKinnon Corp.	81,436	2,886,906
Comfort Systems USA, Inc.	51,335	4,333,701
*Commercial Vehicle Group, Inc.	37,526	269,437
CompX International, Inc.	5,758	122,242
*Construction Partners, Inc., Class A	14,777	381,394
#*Copa Holdings SA, Class A	28,556	2,152,266
Costamare, Inc.	375,358	5,033,551
Covenant Logistics Group, Inc.	74,356	1,527,272
CRA International, Inc.	31,399	2,586,336
Crane Co.	1,571	151,177
CSW Industrials, Inc.	15,116	1,594,889
Deluxe Corp.	11,332	306,871
*DLH Holdings Corp.	6,519	98,437
Douglas Dynamics, Inc.	55,900	1,730,664
*Ducommun, Inc.	47,549	2,428,327
*DXP Enterprises, Inc.	56,656	1,338,781

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Dycom Industries, Inc.	37,503	$3,184,380
#Eagle Bulk Shipping, Inc.	20,745	1,291,169
Eastern Co. (The)	33,236	767,752
EMCOR Group, Inc.	23,560	2,508,669
Encore Wire Corp.	109,278	12,327,651
Enerpac Tool Group Corp.	81,764	1,641,821
EnerSys	121,516	7,954,437
Ennis, Inc.	103,137	1,779,113
EnPro Industries, Inc.	78,486	7,315,680
*Esab Corp.	204,349	9,604,387
ESCO Technologies, Inc.	90,320	5,640,484
*Espey Mfg. & Electronics Corp.	12,838	167,664
Federal Signal Corp.	250,659	8,529,926
Flowserve Corp.	11,056	361,642
#*Fluor Corp.	33,894	838,877
Fortune Brands Home & Security, Inc.	4,624	329,460
Forward Air Corp.	19,421	1,883,254
*Franklin Covey Co.	40,047	1,604,683
Franklin Electric Co., Inc.	33,104	2,315,294
*FTI Consulting, Inc.	34,447	5,432,636
*Gates Industrial Corp. PLC	102,400	1,305,600
GATX Corp.	229,585	23,736,793
Genco Shipping & Trading, Ltd.	254,586	5,608,530
*Gencor Industries, Inc.	59,092	592,102
*Gibraltar Industries, Inc.	124,245	4,701,431
Global Industrial Co.	74,533	2,300,088
*GMS, Inc.	160,190	7,681,111
Gorman-Rupp Co. (The)	111,171	3,541,908
Granite Construction, Inc.	173,374	5,140,539
*Great Lakes Dredge & Dock Corp.	246,083	3,398,406
#Greenbrier Cos., Inc. (The)	146,044	6,237,539
Griffon Corp.	243,418	4,554,351
*GXO Logistics, Inc.	105,807	6,262,716
H&E Equipment Services, Inc.	48,465	1,719,538
*Harsco Corp.	32,307	330,178
*Hawaiian Holdings, Inc.	202,769	3,438,962
Healthcare Services Group, Inc.	21,642	369,862
Heartland Express, Inc.	25,295	349,071
Heidrick & Struggles International, Inc.	109,731	3,507,003
Helios Technologies, Inc.	25,541	1,715,844
Herc Holdings, Inc.	42,464	5,427,748
*Heritage-Crystal Clean, Inc.	47,355	1,292,792
Hexcel Corp.	2,124	115,461
*Hill International, Inc.	9,976	12,370
Hillenbrand, Inc.	71,329	2,911,650
#HNI Corp.	9,262	330,098
*Hub Group, Inc., Class A	166,737	11,198,057
*Hudson Global, Inc.	5,334	175,862
*Hudson Technologies, Inc.	51,693	346,860
Huntington Ingalls Industries, Inc.	5,018	1,067,529
Hurco Cos., Inc.	34,497	978,680
*Huron Consulting Group, Inc., Class A	99,827	5,169,042
*Huttig Building Products, Inc.	5,258	56,155
Hyster-Yale Materials Handling, Inc.	45,710	1,404,211
#ICF International, Inc.	69,218	6,839,431
*IES Holdings, Inc., Class A	3,744	109,699

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Innovative Solutions and Support, Inc.	5,621	$42,045
Insteel Industries, Inc.	83,212	3,529,853
Interface, Inc.	96,527	1,224,928
ITT, Inc.	80,714	5,667,737
*JELD-WEN Holding, Inc.	145,307	3,020,933
*JetBlue Airways Corp.	1,251,851	13,782,880
Kadant, Inc.	50,375	9,319,375
Kaman Corp.	108,273	4,223,730
*KAR Auction Services, Inc.	268,284	3,933,043
KBR, Inc.	253,586	12,484,039
Kelly Services, Inc., Class A	152,534	2,942,381
Kennametal, Inc.	311,130	8,005,375
Kimball International, Inc., Class B	130,584	1,002,885
*Kirby Corp.	122,280	7,972,656
Knight-Swift Transportation Holdings, Inc.	692,922	33,184,035
Korn Ferry	226,625	13,923,840
*Kratos Defense & Security Solutions, Inc.	29,518	447,788
*L.B. Foster Co., Class A	39,949	567,276
*Lawson Products, Inc.	26,472	1,005,671
Leidos Holdings, Inc.	10,122	1,047,728
*Limbach Holdings, Inc.	6,605	41,578
*LS Starrett Co. (The), Class A	801	5,375
LSI Industries, Inc.	57,864	416,042
Luxfer Holdings PLC	7,349	118,613
*Manitex International, Inc.	6,595	50,913
*Manitowoc Co., Inc. (The)	112,408	1,488,282
ManpowerGroup, Inc.	99,262	8,953,432
ManTech International Corp., Class A	79,875	6,417,158
Marten Transport, Ltd.	565,200	9,823,176
*Masonite International Corp.	59,185	4,588,021
*MasTec, Inc.	231,282	16,654,617
*Mastech Digital, Inc.	3,529	65,004
*Matrix Service Co.	45,180	307,224
Matson, Inc.	201,752	17,354,707
Matthews International Corp., Class A	92,540	2,758,617
Maxar Technologies, Inc.	84,790	2,731,086
McGrath RentCorp.	77,826	6,495,358
*Mercury Systems, Inc.	37,409	2,087,048
*Mesa Air Group, Inc.	55,055	187,187
Miller Industries, Inc.	61,519	1,649,324
MillerKnoll, Inc.	19,862	630,221
*Mistras Group, Inc.	25,228	143,547
Moog, Inc., Class A	85,139	6,800,052
*MRC Global, Inc.	186,271	2,233,389
MSC Industrial Direct Co., Inc.	38,972	3,229,220
Mueller Industries, Inc.	191,223	10,354,725
Mueller Water Products, Inc., Class A	333,964	4,017,587
*MYR Group, Inc.	76,887	6,080,993
National Presto Industries, Inc.	9,778	695,509
Nielsen Holdings PLC	272,015	7,292,722
NL Industries, Inc.	4,420	30,410
*NN, Inc.	65,066	197,150
*Northwest Pipe Co.	59,011	1,576,184
*NOW, Inc.	554,173	6,040,486
*NV5 Global, Inc.	38,403	4,600,679
nVent Electric PLC	168,534	5,693,079

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Orion Energy Systems, Inc.	2,566	$6,903
*Orion Group Holdings, Inc.	109,027	290,012
Oshkosh Corp.	162,504	15,021,870
Owens Corning	286,836	26,081,997
*P&F Industries, Inc., Class A	820	4,830
*PAM Transportation Services, Inc.	107,636	3,271,058
#Pangaea Logistics Solutions, Ltd.	57,627	275,457
Park Aerospace Corp.	14,517	169,849
Park-Ohio Holdings Corp.	14,269	136,840
*Parsons Corp.	14,447	533,528
Patriot Transportation Holding, Inc.	8,998	71,084
*Perma-Fix Environmental Services, Inc.	88	501
*Perma-Pipe International Holdings, Inc.	47,649	579,412
*PGT Innovations, Inc.	86,882	1,543,893
Powell Industries, Inc.	29,741	574,001
Preformed Line Products Co.	18,538	1,103,011
Primoris Services Corp.	131,551	3,049,352
*Proto Labs, Inc.	3,258	138,823
#*Quad/Graphics, Inc.	93,022	630,689
Quanex Building Products Corp.	94,499	1,816,271
Quanta Services, Inc.	440,820	51,126,304
*Quest Resource Holding Corp.	25,338	138,852
*Radiant Logistics, Inc.	173,706	1,002,284
*RBC Bearings, Inc.	30	5,051
*RCM Technologies, Inc.	64,158	1,121,482
Regal Rexnord Corp.	151,932	19,331,828
*Resideo Technologies, Inc.	245,913	5,530,583
Resources Connection, Inc.	152,739	2,625,583
REV Group, Inc.	88,395	1,053,668
Rush Enterprises, Inc., Class A	303,323	15,433,074
Rush Enterprises, Inc., Class B	78,051	3,781,571
Ryder System, Inc.	268,062	18,737,534
*Saia, Inc.	30,489	6,279,514
Schneider National, Inc., Class B	147,899	3,494,853
Science Applications International Corp.	20,369	1,695,312
*Sensata Technologies Holding PLC	155,582	7,064,979
*Servotronics, Inc.	6,126	67,542
Shyft Group, Inc. (The)	90,450	2,303,762
*Sifco Industries, Inc.	7,405	30,212
Simpson Manufacturing Co., Inc.	45,526	4,719,680
*SkyWest, Inc.	284,173	8,283,643
Snap-on, Inc.	56,801	12,069,644
*SP Plus Corp.	36,851	1,050,254
#*Spirit Airlines, Inc.	131,390	3,102,118
*SPX Corp.	54,257	2,273,368
Standex International Corp.	57,064	5,366,299
Steelcase, Inc., Class A	235,459	2,761,934
*Sterling Construction Co., Inc.	107,967	2,471,365
*Team, Inc.	1,686	2,428
Tennant Co.	4,644	299,910
Terex Corp.	318,880	10,841,920
#Textainer Group Holdings, Ltd.	156,164	5,237,741
*Thermon Group Holdings, Inc.	132,764	1,991,460
Timken Co. (The)	126,258	7,277,511
*Titan International, Inc.	1,179	16,341
*Titan Machinery, Inc.	138,125	3,256,988

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Transcat, Inc.	4,839	$353,247
#Trinity Industries, Inc.	718,685	19,936,322
Triton International, Ltd.	402,112	24,565,022
*TrueBlue, Inc.	205,758	5,261,232
*Tutor Perini Corp.	23,628	219,032
*Twin Disc, Inc.	45,062	630,417
UFP Industries, Inc.	292,273	22,613,162
*Ultralife Corp.	48,374	238,968
UniFirst Corp.	61,272	10,557,166
*Univar Solutions, Inc.	109,446	3,187,068
Universal Logistics Holdings, Inc.	17,660	358,145
#*US Xpress Enterprises, Inc., Class A	6,646	21,998
*USA Truck, Inc.	27,946	458,594
Valmont Industries, Inc.	5,645	1,404,532
*Vectrus, Inc.	49,223	1,776,950
*Veritiv Corp.	40,109	5,636,919
*Viad Corp.	70,541	2,310,218
*Vidler Water Resources, Inc.	50,122	788,920
*Virco MFG. Corp.	12,869	35,776
VSE Corp.	26,689	1,155,901
Wabash National Corp.	205,726	2,943,939
Watts Water Technologies, Inc., Class A	39,313	5,010,835
Werner Enterprises, Inc.	215,344	8,534,083
*WESCO International, Inc.	197,639	24,360,983
#*Willdan Group, Inc.	16,749	450,213
*Willis Lease Finance Corp.	36,656	1,140,002
*WillScot Mobile Mini Holdings Corp.	373,179	13,098,583
*XPO Logistics, Inc.	38,256	2,057,790
Zurn Water Solutions Corp.	62,657	1,956,152

TOTAL INDUSTRIALS		1,284,066,139

INFORMATION TECHNOLOGY (8.1%)
#*3D Systems Corp.	38,441	435,921
*ACI Worldwide, Inc.	94,264	2,603,572
#ADTRAN, Inc.	148,443	2,581,424
Advanced Energy Industries, Inc.	3,682	281,747
*Airgain, Inc.	1,020	8,639
*Alithya Group, Inc., Class A	89,808	204,762
Alliance Data Systems Corp.	893	48,936
*Alpha & Omega Semiconductor, Ltd.	135,889	5,829,638
Amkor Technology, Inc.	754,740	14,196,659
*Amtech Systems, Inc.	79,563	724,819
*Arrow Electronics, Inc.	401,508	47,321,733
*AstroNova, Inc.	30,484	410,619
*Asure Software, Inc.	4,359	26,416
Autoscope Technologies Corp.	324	2,177
*Avaya Holdings Corp.	99,025	915,981
#*Aviat Networks, Inc.	19,011	568,429
Avnet, Inc.	497,445	21,718,449
*Aware, Inc.	78,427	219,596
*Axcelis Technologies, Inc.	126,437	6,884,495
*AXT, Inc.	188,899	1,114,504
#Azenta, Inc.	143,411	10,750,089
Bel Fuse, Inc., Class A	7,823	170,776
Bel Fuse, Inc., Class B	45,639	744,372
Belden, Inc.	94,435	4,875,679

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
Benchmark Electronics, Inc.	265,072	$6,298,111
*Brightcove, Inc.	33,537	236,436
Cass Information Systems, Inc.	11,494	444,933
*CEVA, Inc.	1,957	71,117
*ChannelAdvisor Corp.	19,674	285,470
*Cirrus Logic, Inc.	87,317	6,618,629
*Clearfield, Inc.	7,569	440,743
*Cohu, Inc.	175,047	4,649,248
*Computer Task Group, Inc.	79,901	763,055
Comtech Telecommunications Corp.	97,316	1,323,498
Concentrix Corp.	210,998	33,227,965
*Conduent, Inc.	184,685	1,039,777
#*Corsair Gaming, Inc.	3,809	57,630
CSG Systems International, Inc.	22,967	1,411,781
*CSP, Inc.	5,493	38,616
CTS Corp.	102,608	3,629,245
*Cyberoptics Corp.	28,832	1,222,765
*Daktronics, Inc.	176,908	592,642
*Data I/O Corp.	17,072	57,020
*Datto Holding Corp.	2,183	75,750
*Digi International, Inc.	137,366	2,598,965
*Diodes, Inc.	232,117	16,951,505
*Duck Creek Technologies, Inc.	411	6,547
*DXC Technology Co.	165,882	4,760,813
#Ebix, Inc.	44,791	1,334,772
*Electro-Sensors, Inc.	304	1,487
*EMCORE Corp.	60,115	207,397
*ePlus, Inc.	142,103	8,025,977
#*Fabrinet	139,152	13,663,335
*FARO Technologies, Inc.	9,037	309,879
*First Solar, Inc.	86,429	6,311,910
*Flex, Ltd.	1,117,117	18,421,259
*FormFactor, Inc.	223,914	8,533,363
*Frequency Electronics, Inc.	36,907	299,316
*Grid Dynamics Holdings, Inc.	8,436	117,429
*GSI Technology, Inc.	63,901	235,156
Hackett Group, Inc. (The)	77,109	1,811,290
#*Harmonic, Inc.	348,280	2,890,724
#*I3 Verticals, Inc., Class A	1,662	45,622
*Ichor Holdings, Ltd.	81,266	2,365,653
#*II-VI, Inc.	100,928	6,177,803
Information Services Group, Inc.	53,323	334,335
*Insight Enterprises, Inc.	183,014	18,186,101
InterDigital, Inc.	56,713	3,224,134
*inTEST Corp.	64,712	513,166
*Intevac, Inc.	40,834	207,845
*Issuer Direct Corp.	250	5,967
*Iteris, Inc.	6,944	17,916
*Itron, Inc.	58,111	2,776,544
Jabil, Inc.	354,963	20,492,014
Juniper Networks, Inc.	181,631	5,725,009
*Key Tronic Corp.	55,694	299,077
*Kimball Electronics, Inc., Class B	105,880	1,888,899
*Knowles Corp.	442,295	8,191,303
#Kulicke & Soffa Industries, Inc.	242,318	11,245,978
*KVH Industries, Inc.	37,433	298,341

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Lantronix, Inc.	9,918	$52,169
*LGL Group, Inc. (The)	10,300	109,798
*Lightpath Technologies, Inc.	617	975
Littelfuse, Inc.	77	17,652
*Luna Innovations, Inc.	54,965	303,407
*MagnaChip Semiconductor Corp.	2,960	54,138
Maximus, Inc.	12,506	911,437
Methode Electronics, Inc.	188,409	8,404,925
MKS Instruments, Inc.	78,620	8,961,108
*N-Able, Inc.	8,709	87,090
*Napco Security Technologies, Inc.	26,883	470,452
*NeoPhotonics Corp.	35,153	532,216
#*NETGEAR, Inc.	113,129	2,454,899
*NetScout Systems, Inc.	401,087	12,353,480
*NetSol Technologies, Inc.	824	3,115
Network-1 Technologies, Inc.	5,444	13,392
*Nortech Systems, Inc.	258	3,308
NVE Corp.	492	22,819
*OneSpan, Inc.	51,294	724,784
*Onto Innovation, Inc.	141,480	10,064,887
*Optical Cable Corp.	8,438	32,655
*OSI Systems, Inc.	64,041	5,065,643
*Park City Group, Inc.	2,816	13,658
*Paya Holdings, Inc.	35,156	178,944
PC Connection, Inc.	170,452	8,435,669
PCTEL, Inc.	51,030	217,388
*PDF Solutions, Inc.	797	18,530
*Perficient, Inc.	60,528	6,017,088
*PFSweb, Inc.	9,507	107,904
*Photronics, Inc.	209,028	3,133,330
*Ping Identity Holding Corp.	4,015	104,912
*Plexus Corp.	128,696	10,442,393
*Powerfleet, Inc.	43,134	113,874
#*Rackspace Technology, Inc.	154,263	1,525,661
*Rambus, Inc.	273,266	6,807,056
*RF Industries, Ltd.	22,106	146,342
*Ribbon Communications, Inc.	168	580
Richardson Electronics, Ltd.	90,567	1,084,993
*Rogers Corp.	32,436	8,781,074
#*Sanmina Corp.	383,849	15,695,586
*Sapiens International Corp. NV	3,445	80,062
*ScanSource, Inc.	108,011	3,698,297
*SecureWorks Corp., Class A	9,831	108,534
#*SigmaTron International, Inc.	2,021	13,460
#*SMART Global Holdings, Inc.	1,110	25,153
#*Smith Micro Software, Inc.	6,879	21,187
SolarWinds Corp.	63,817	789,416
*StarTek, Inc.	6,761	25,354
*Stratasys, Ltd.	257,792	4,998,587
*Super Micro Computer, Inc.	115,824	4,876,190
#*Synchronoss Technologies, Inc.	7,342	9,398
TD SYNNEX Corp.	218,629	21,882,577
*Terawulf, Inc.	36	136
*Tessco Technologies, Inc.	31,389	187,863
*Trio-Tech International	2,469	12,617
*TSR, Inc.	1,569	13,336

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*TTM Technologies, Inc.	585,105	$8,162,215
#*Turtle Beach Corp.	27,875	463,840
*Ultra Clean Holdings, Inc.	167,208	5,211,873
*Veeco Instruments, Inc.	129,520	2,968,598
*Verint Systems, Inc.	58,998	3,218,931
#*Viasat, Inc.	126,578	4,659,336
Vishay Intertechnology, Inc.	670,650	12,494,209
*Vishay Precision Group, Inc.	60,287	1,881,557
Wayside Technology Group, Inc.	11,416	390,998
Xerox Holdings Corp.	359,852	6,261,425
Xperi Holding Corp.	82,501	1,287,016

TOTAL INFORMATION TECHNOLOGY		550,812,190

MATERIALS (8.5%)
*Advanced Emissions Solutions, Inc.	54,622	330,463
AdvanSix, Inc.	115,251	5,133,280
*AgroFresh Solutions, Inc.	8,136	15,133
Alcoa Corp.	113,130	7,670,214
#*Allegheny Technologies, Inc.	187,036	5,083,638
American Vanguard Corp.	187,497	4,012,436
*Ampco-Pittsburgh Corp.	3,790	21,262
*Arconic Corp.	88,544	2,227,767
Ashland Global Holdings, Inc.	197,610	20,743,122
Avient Corp.	43,618	2,147,750
*Berry Global Group, Inc.	24,223	1,364,966
Cabot Corp.	127,244	8,379,017
Caledonia Mining Corp. PLC	2,482	34,773
Carpenter Technology Corp.	244,405	9,331,383
*Century Aluminum Co.	299,436	5,051,485
CF Industries Holdings, Inc.	5,799	561,517
Chase Corp.	18,489	1,559,732
*Clearwater Paper Corp.	88,970	2,945,797
*Cleveland-Cliffs, Inc.	72,456	1,846,903
*Coeur Mining, Inc.	998,779	3,625,568
Commercial Metals Co.	618,625	25,363,625
*Core Molding Technologies, Inc.	22,812	228,120
Ecovyst, Inc.	87,421	879,455
Element Solutions, Inc.	862,382	17,782,317
*Flexible Solutions International, Inc.	1,181	3,319
Fortitude Gold Corp.	29,616	200,796
Friedman Industries, Inc.	16,672	154,549
FutureFuel Corp.	86,739	824,888
Glatfelter Corp.	227,784	2,505,624
#Gold Resource Corp.	51,096	93,506
Graphic Packaging Holding Co.	508,590	11,087,262
Greif, Inc., Class A	101,934	6,185,355
Greif, Inc., Class B	15,059	878,843
Hawkins, Inc.	94,706	3,530,640
Haynes International, Inc.	74,621	2,916,189
HB Fuller Co.	228,758	15,258,159
Hecla Mining Co.	2,404,940	12,529,737
#Huntsman Corp.	834,876	28,277,250
Innospec, Inc.	114,576	10,920,239
*Intrepid Potash, Inc.	80,783	6,186,362
Kaiser Aluminum Corp.	70,396	6,793,214
Koppers Holdings, Inc.	43,406	1,053,030

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MATERIALS (Continued)
Kronos Worldwide, Inc.	97,016	$1,476,584
#*Livent Corp.	14,282	305,064
Louisiana-Pacific Corp.	103,191	6,657,883
Materion Corp.	93,486	7,960,333
Mercer International, Inc.	294,699	4,718,131
Minerals Technologies, Inc.	171,196	10,889,778
Mosaic Co. (The)	110,691	6,909,332
Myers Industries, Inc.	106,609	2,337,935
Neenah, Inc.	50,545	1,789,293
#Nexa Resources SA	6,064	56,759
Northern Technologies International Corp.	44,850	518,914
*O-I Glass, Inc.	52,200	703,656
Olin Corp.	515,060	29,564,444
#Olympic Steel, Inc.	68,310	2,345,082
Orion Engineered Carbons SA	34,485	520,724
Packaging Corp. of America	11,031	1,777,866
Quaker Chemical Corp.	2,275	370,165
Ramaco Resources, Inc.	6,252	99,344
*Ranpak Holdings Corp.	10,436	157,375
*Rayonier Advanced Materials, Inc.	221,897	1,138,332
Reliance Steel & Aluminum Co.	337,084	66,826,903
Resolute Forest Products, Inc.	248,796	3,468,216
Ryerson Holding Corp.	55,670	2,049,213
Schnitzer Steel Industries, Inc.	165,047	7,531,095
Schweitzer-Mauduit International, Inc.	106,058	2,668,419
Sensient Technologies Corp.	10,857	918,502
Silgan Holdings, Inc.	30,460	1,351,510
*Smith-Midland Corp.	204	3,441
Sonoco Products Co.	72,129	4,465,506
Steel Dynamics, Inc.	587,162	50,349,141
Stepan Co.	84,560	8,634,422
*Summit Materials, Inc., Class A	420,162	11,680,504
SunCoke Energy, Inc.	506,040	4,210,253
*Synalloy Corp.	50,227	823,221
*TimkenSteel Corp.	288,765	5,968,773
*Trecora Resources	54,655	532,340
Tredegar Corp.	103,655	1,186,850
TriMas Corp.	153,789	4,542,927
Trinseo PLC	54,347	2,578,765
Tronox Holdings PLC, Class A	487,276	8,381,147
*UFP Technologies, Inc.	19,217	1,319,631
United States Lime & Minerals, Inc.	12,556	1,375,008
United States Steel Corp.	492,884	15,028,033
*Universal Stainless & Alloy Products, Inc.	14,200	123,540
Warrior Met Coal, Inc.	118,225	4,027,926
Westlake Chemical Corp.	252,802	31,992,093
Westrock Co.	167,297	8,286,220
Worthington Industries, Inc.	173,993	8,276,847

TOTAL MATERIALS		574,636,125

REAL ESTATE (0.6%)
*Altisource Portfolio Solutions SA	564	6,114
*AMREP Corp.	10,343	133,011
*Cushman & Wakefield PLC	196,840	3,523,436
*Five Point Holdings LLC, Class A	8,986	52,568
*Forestar Group, Inc.	54,072	881,914

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
REAL ESTATE (Continued)
*FRP Holdings, Inc.	28,284	$1,598,329
*Howard Hughes Corp. (The)	42,038	4,215,991
*Jones Lang LaSalle, Inc.	51,035	11,162,886
Kennedy-Wilson Holdings, Inc.	170,812	3,851,811
Marcus & Millichap, Inc.	92,363	4,136,939
Newmark Group, Inc., Class A	2,633	31,991
#*Rafael Holdings, Inc., Class B	30,483	65,538
RE/Max Holdings, Inc.	81,218	1,905,374
*Realogy Holdings Corp.	211,312	2,315,979
RMR Group, Inc. (The), Class A	6,918	188,723
#*Stratus Properties, Inc.	26,919	1,130,598
*Tejon Ranch Co.	128,401	2,351,022

TOTAL REAL ESTATE		37,552,224

UTILITIES (0.3%)
Genie Energy, Ltd., Class B	97,916	635,475
Macquarie Infrastructure Holdings LLC	32,371	121,391
MDU Resources Group, Inc.	122,545	3,156,759
New Jersey Resources Corp.	77,498	3,344,814
NRG Energy, Inc.	78,943	2,834,054
#Ormat Technologies, Inc.	83,655	6,499,994
#*Sunnova Energy International, Inc.	2,393	41,327
Vistra Corp.	235,720	5,897,714

TOTAL UTILITIES		22,531,528

TOTAL COMMON STOCK (Cost $4,041,814,924)		6,542,629,584

PREFERRED STOCKS (0.0%)
COMMUNICATION SERVICES (0.0%)
*Liberty Broadband Corp.	13,712	371,733

CONSUMER DISCRETIONARY (0.0%)
*Qurate Retail, Inc.	12,158	990,634

INDUSTRIALS (0.0%)
*WESCO International, Inc., Series A	66,146	1,888,468

TOTAL PREFERRED STOCKS (Cost $2,768,268)		3,250,835

RIGHTS/WARRANTS (0.0%)
COMMUNICATION SERVICES (0.0%)
<*»Media General, Inc.	109,358	13,528

CONSUMER DISCRETIONARY (0.0%)
<*»Zagg, Inc.	94,298	8,487

HEALTH CARE (0.0%)
<*»Achillion Pharmaceuticals	98,996	143,544
<*»Pfenex, Inc.	3,214	2,411

Dimensional US Targeted Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*»Xeris Biopharma Holdings, Inc. 10/6/2049	358	$96

TOTAL HEALTH CARE		146,051

TOTAL RIGHTS/WARRANTS (Cost $56,435)		168,066

TOTAL INVESTMENT SECURITIES — 96.7%
(Cost $4,044,639,627)		6,546,048,485
SECURITIES LENDING COLLATERAL (3.3%)
@§The DFA Short Term Investment Fund	19,048,280	220,379,080

TOTAL INVESTMENTS — 100.0%
(Cost $4,265,018,707)		$6,766,427,565

*	Non-Income Producing Securities
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of April 30, 2022
#	Total or Partial Securities on Loan
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company
SA	Special Assessment

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COMMON STOCK (98.5%)
COMMUNICATION SERVICES (5.8%)
Activision Blizzard, Inc.	168,502	$12,738,751
*Alphabet, Inc., Class A	51,705	118,000,634
*Alphabet, Inc., Class C	49,959	114,872,227
*Altice USA, Inc., Class A	213,438	1,980,705
#*AMC Networks, Inc., Class A	7,352	239,896
#*Angi, Inc., Class A	14,024	61,846
*Anterix, Inc.	15,137	784,702
AT&T, Inc.	1,990,786	37,546,224
ATN International, Inc.	19,820	782,890
*Ballantyne Strong, Inc.	2,943	8,976
*Boston Omaha Corp., Class A	673	14,025
Cable One, Inc.	4,980	5,807,676
*Cargurus, Inc.	50,839	1,661,419
*Cars.com, Inc.	62,951	700,015
*Charter Communications, Inc., Class A	61,263	26,250,583
#*Cinemark Holdings, Inc.	64,360	1,020,750
*Clear Channel Outdoor Holdings, Inc.	57,122	140,520
Cogent Communications Holdings, Inc.	34,281	2,005,439
Comcast Corp., Class A	1,841,213	73,206,629
*Consolidated Communications Holdings, Inc.	59,604	354,644
#*Daily Journal Corp.	200	51,430
*DHI Group, Inc.	38,113	211,908
*DISH Network Corp., Class A	81,665	2,328,269
*EchoStar Corp., Class A	23,249	542,864
Electronic Arts, Inc.	83,059	9,805,115
*Entercom Communications Corp.	73,736	187,289
Entravision Communications Corp., Class A	50,372	260,423
*EW Scripps Co. (The), Class A	85,412	1,405,882
Fox Corp., Class A	160,464	5,751,030
Fox Corp., Class B	106,087	3,526,332
*fuboTV, Inc.	1,496	5,670
*Gannett Co., Inc.	69,786	279,842
#*Gogo, Inc.	5,475	100,795
Gray Television, Inc.	110,622	2,048,719
Gray Television, Inc.	2,241	38,391
*IDT Corp., Class B	28,019	741,943
*iHeartMedia, Inc., Class A	67,917	1,085,993
*IMAX Corp.	60,598	958,660
Interpublic Group of Cos., Inc. (The)	303,281	9,893,026
*Iridium Communications, Inc.	67,867	2,423,531
John Wiley & Sons, Inc.	2,517	129,147
John Wiley & Sons, Inc., Class A	52,438	2,668,570
*Lee Enterprises, Inc.	50	1,205
<*»Liberty Broadband Corp.	145	16,443
*Liberty Broadband Corp., Class A	12,570	1,353,286
*Liberty Broadband Corp., Class C	98,652	11,031,267
*Liberty Latin America, Ltd., Class C	150,276	1,388,550
*Liberty Media Corp.-Liberty Braves, Class A	6,772	177,900
<*»Liberty Media Corp.-Liberty Braves, Class B	58	1,654
*Liberty Media Corp.-Liberty Braves, Class C	37,222	934,644
*Liberty Media Corp.-Liberty Formula One	145	9,664
*Liberty Media Corp.-Liberty Formula One, Class A	12,931	742,498
*Liberty Media Corp.-Liberty Formula One, Class C	113,325	7,063,547
#*Liberty Media Corp.-Liberty SiriusXM, Class A	47,725	1,996,337
*Liberty Media Corp.-Liberty SiriusXM, Class B	481	20,887

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COMMUNICATION SERVICES (Continued)
*Liberty Media Corp.-Liberty SiriusXM, Class C	111,396	$4,665,264
*Liberty TripAdvisor Holdings, Inc., Class A	56,588	84,882
*Lions Gate Entertainment Corp., Class A	17,575	237,087
*Lions Gate Entertainment Corp., Class B	16,503	207,443
*Live Nation Entertainment, Inc.	96,319	10,101,937
*Loyalty Ventures, Inc.	10,524	134,602
#Lumen Technologies, Inc.	283,076	2,847,745
#*Madison Square Garden Entertainment Corp.	22,107	1,619,338
#*Magnite, Inc.	69,808	673,647
#*Marcus Corp. (The)	12,447	195,791
*Match Group, Inc.	74,204	5,873,247
*Mediaco Holding, Inc.	312	780
*Meta Platforms, Inc., Class A	572,992	114,867,706
National CineMedia, Inc.	4,753	10,504
*Netflix, Inc.	46,092	8,774,073
New York Times Co. (The), Class A	130,515	5,001,335
News Corp., Class A	249,423	4,953,541
News Corp., Class B	113,813	2,266,017
Nexstar Media Group, Inc., Class A	51,386	8,140,570
Omnicom Group, Inc.	142,695	10,863,370
*Pinterest, Inc., Class A	4,934	101,246
*Playtika Holding Corp.	44,582	783,752
*PubMatic, Inc., Class A	10,275	231,907
*QuinStreet, Inc.	36,097	343,282
*Reading International, Inc.	12,881	51,395
Saga Communications, Inc., Class A	1,505	34,209
Scholastic Corp.	31,428	1,158,122
Shenandoah Telecommunications Co.	75,680	1,528,736
Sinclair Broadcast Group, Inc., Class A	19,370	430,789
#Sirius XM Holdings, Inc.	227,868	1,367,208
*Snap, Inc., Class A	82,593	2,350,597
Spok Holdings, Inc.	19,425	133,644
*Spotify Technology SA	1,570	159,591
*Take-Two Interactive Software, Inc.	43,497	5,198,326
*TechTarget, Inc.	23,617	1,589,660
TEGNA, Inc.	284,594	6,275,298
Telephone and Data Systems, Inc.	22,442	411,137
#*Telesat Corp.	13,810	155,224
*Thryv Holdings, Inc.	20,403	527,010
*T-Mobile US, Inc.	163,101	20,084,257
*Townsquare Media, Inc., Class A	6,660	72,594
*Travelzoo	4,096	28,262
*TripAdvisor, Inc.	48,277	1,239,271
*Twitter, Inc.	151,209	7,412,265
Verizon Communications, Inc.	1,650,066	76,398,056
ViacomCBS, Inc., Class A	5,950	187,723
#ViacomCBS, Inc., Class B	162,454	4,730,661
*Vimeo, Inc.	18,957	193,172
*Walt Disney Co. (The)	278,271	31,063,392
#*Warner Bros Discovery, Inc.	746,737	13,553,277
Warner Music Group Corp., Class A	35,572	1,058,978
*WideOpenWest, Inc.	45,196	906,180
#World Wrestling Entertainment, Inc., Class A	34,180	1,995,770
*Yelp, Inc.	52,651	1,712,737
*Zedge, Inc., Class B	1,151	5,916
*Ziff Davis, Inc.	47,943	4,236,243

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COMMUNICATION SERVICES (Continued)
*Zynga, Inc., Class A	749,774	$6,200,631

TOTAL COMMUNICATION SERVICES		842,790,659

CONSUMER DISCRETIONARY (11.7%)
*1-800-Flowers.com, Inc., Class A	40,428	412,366
Aaron’s Co., Inc. (The)	36,273	744,685
*Abercrombie & Fitch Co.	77,015	2,663,179
#Academy Sports & Outdoors, Inc.	24,506	915,544
Acushnet Holdings Corp.	77,454	3,155,476
*Adient PLC	89,146	3,043,444
*Adtalem Global Education, Inc.	64,151	1,880,266
Advance Auto Parts, Inc.	33,159	6,619,531
*Amazon.com, Inc.	123,515	307,012,589
AMCON Distributing Co.	116	19,424
*American Axle & Manufacturing Holdings, Inc.	7,920	52,430
#American Eagle Outfitters, Inc.	185,567	2,803,917
*American Outdoor Brands, Inc.	7,650	96,390
*American Public Education, Inc.	5,328	103,576
*America’s Car-Mart, Inc.	9,376	758,050
*Aptiv PLC	142,502	15,162,213
Aramark	186,285	6,752,831
*Ark Restaurants Corp.	2,015	36,270
#Arko Corp.	60,169	557,767
*Asbury Automotive Group, Inc.	23,474	4,312,409
Autoliv, Inc.	78,858	5,810,257
*AutoNation, Inc.	100,035	11,595,057
*AutoZone, Inc.	4,755	9,298,260
Bassett Furniture Industries, Inc.	6,115	101,264
Bath & Body Works, Inc.	55,544	2,937,722
*BBQ Holdings, Inc.	5,581	80,534
*Beazer Homes USA, Inc.	35,211	530,982
#*Bed Bath & Beyond, Inc., Class B	162,264	2,208,413
Best Buy Co., Inc.	280,860	25,257,740
#Big 5 Sporting Goods Corp.	9,804	141,864
#Big Lots, Inc., Class B	43,947	1,357,962
*Biglari Holdings, Inc.	117	79,941
*Biglari Holdings, Inc., Class B	1,263	172,261
*BJ’s Restaurants, Inc.	22,836	634,612
Bloomin’ Brands, Inc.	108,806	2,392,644
Bluegreen Vacations Holding Corp.	5,541	145,728
*Booking Holdings, Inc.	10,379	22,940,807
*Boot Barn Holdings, Inc.	44,107	3,972,276
BorgWarner, Inc., Class A	204,911	7,546,872
Boyd Gaming Corp.	55,339	3,352,437
*Bright Horizons Family Solutions, Inc.	35,541	4,060,204
#*Brinker International, Inc.	30,347	1,102,506
Brunswick Corp.	91,577	6,924,137
Buckle, Inc. (The)	56,061	1,741,255
Build-A-Bear Workshop, Inc.	18,004	340,996
*Burlington Stores, Inc.	28,048	5,709,451
*Caesars Entertainment, Inc.	7,967	528,053
Caleres, Inc.	49,348	1,131,550
#*Callaway Golf Co.	113,228	2,484,222
Canterbury Park Holding Corp.	200	6,180
*Capri Holdings, Ltd.	141,337	6,741,775
*CarMax, Inc.	89,506	7,677,825

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
#*Carnival Corp.	38,523	$666,448
Carriage Services, Inc.	20,348	872,726
Carrols Restaurant Group, Inc.	26,273	42,037
#Carter’s, Inc.	48,028	4,045,879
*Carvana Co.	3,636	210,743
Cato Corp. (The), Class A	7,900	107,045
*Cavco Industries, Inc.	9,269	2,189,801
Century Communities, Inc.	35,495	1,871,296
*Cheesecake Factory, Inc. (The)	42,491	1,568,343
#*Chegg, Inc.	22,515	557,021
*Chico’s FAS, Inc.	11,433	60,595
*Children’s Place, Inc. (The)	17,557	813,416
*Chipotle Mexican Grill, Inc.	8,219	11,963,659
Choice Hotels International, Inc.	37,441	5,258,963
Churchill Downs, Inc.	21,592	4,381,880
*Chuy’s Holdings, Inc.	19,205	480,317
#*Citi Trends, Inc.	13,513	377,959
Clarus Corp.	29,501	659,347
Columbia Sportswear Co.	57,818	4,750,327
*Conn’s, Inc.	17,641	276,082
*Container Store Group, Inc. (The)	53,655	410,461
*Cooper-Standard Holdings, Inc.	6,448	29,725
#Cracker Barrel Old Country Store, Inc.	22,531	2,500,716
*Crocs, Inc.	61,330	4,074,152
Culp, Inc.	8,793	56,803
Dana, Inc.	105,025	1,555,420
Darden Restaurants, Inc.	81,637	10,754,042
*Dave & Buster’s Entertainment, Inc.	40,269	1,832,239
*Deckers Outdoor Corp.	32,530	8,644,847
*Delta Apparel, Inc.	6,871	199,122
*Denny’s Corp.	50,305	644,910
#Designer Brands, Inc., Class A	32,115	443,829
#Dick’s Sporting Goods, Inc.	74,122	7,146,843
#Dillard’s, Inc., Class A	40,324	12,250,834
Dine Brands Global, Inc.	6,995	501,472
Dollar General Corp.	71,814	17,057,979
*Dollar Tree, Inc.	140,399	22,807,818
Domino’s Pizza, Inc.	19,585	6,619,730
*Dorman Products, Inc.	31,008	3,061,110
DR Horton, Inc.	231,316	16,097,280
eBay, Inc.	300,251	15,589,032
Educational Development Corp.	2,000	13,100
*El Pollo Loco Holdings, Inc.	13,122	139,749
<*»ESC Diamond Resorts, Inc.	43,101	–
Escalade, Inc.	11,525	151,554
Ethan Allen Interiors, Inc.	23,646	561,356
*Etsy, Inc.	29,717	2,769,327
*Everi Holdings, Inc.	19,281	334,718
*Expedia Group, Inc.	42,166	7,368,508
*Express, Inc.	28,639	98,518
*Fiesta Restaurant Group, Inc.	24,246	164,873
*Five Below, Inc.	40,669	6,389,100
Flexsteel Industries, Inc.	5,929	128,600
*Floor & Decor Holdings, Inc., Class A	24,089	1,920,375
Foot Locker, Inc.	96,297	2,822,465

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
Ford Motor Co.	1,761,228	$24,938,988
*Fossil Group, Inc.	5,456	53,905
*Fox Factory Holding Corp.	49,405	4,045,281
Franchise Group, Inc.	3,442	128,352
*Frontdoor, Inc.	51,492	1,591,618
*Full House Resorts, Inc.	6,121	55,395
*Funko, Inc., Class A	37,110	604,522
#Gap, Inc. (The)	23,089	286,765
Garmin, Ltd.	60,595	6,649,695
*General Motors Co.	531,583	20,152,312
*Genesco, Inc.	16,448	1,020,269
Gentex Corp.	309,218	9,075,548
#*Gentherm, Inc.	40,873	2,755,658
Genuine Parts Co.	76,294	9,922,035
*G-III Apparel Group, Ltd.	48,044	1,272,205
*Goodyear Tire & Rubber Co. (The)	71,187	948,211
*GoPro, Inc., Class A	82,377	734,803
Graham Holdings Co., Class B	4,700	2,784,139
*Grand Canyon Education, Inc.	51,414	4,934,202
*Green Brick Partners, Inc.	27,051	532,905
Group 1 Automotive, Inc.	21,606	3,762,469
#Guess?, Inc.	120,182	2,700,490
#H&R Block, Inc.	113,229	2,951,880
Hamilton Beach Brands Holding Co., Class A	12,308	115,203
#Hanesbrands, Inc.	213,507	2,831,103
Harley-Davidson, Inc.	174,417	6,357,500
Hasbro, Inc.	74,709	6,578,875
#Haverty Furniture Cos., Inc.	19,634	487,512
Haverty Furniture Cos., Inc.	717	17,624
*Helen of Troy, Ltd.	39,712	8,518,621
Hibbett, Inc.	16,670	719,811
*Hilton Grand Vacations, Inc.	71,436	3,345,348
*Hilton Worldwide Holdings, Inc.	96,059	14,917,002
Home Depot, Inc. (The)	227,556	68,357,822
Hooker Furnishings Corp.	6,197	104,481
*Horizon Global Corp.	8,128	30,236
*Hovnanian Enterprises, Inc., Class A	1,693	77,912
*Hyatt Hotels Corp., Class A	26,807	2,545,593
Installed Building Products, Inc.	35,754	2,877,124
#International Game Technology PLC	58,091	1,268,127
*iRobot Corp.	20,883	1,057,724
Jack in the Box, Inc.	24,826	2,054,600
Johnson Outdoors, Inc., Class A	9,035	690,997
KB Home	62,467	2,025,805
Kohl’s Corp.	155,954	9,026,618
Kontoor Brands, Inc.	19,782	785,939
*Lakeland Industries, Inc.	3,363	54,413
#*Lands’ End, Inc.	24,865	348,607
*Las Vegas Sands Corp.	73,934	2,619,482
#Laureate Education, Inc., Class A	139,446	1,579,923
La-Z-Boy, Inc.	44,688	1,174,401
LCI Industries	30,371	2,955,706
Lear Corp.	60,475	7,737,171
Leggett & Platt, Inc.	102,816	3,663,334
Lennar Corp., Class A	128,675	9,842,351
Lennar Corp., Class B	14,378	937,446

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*LGI Homes, Inc.	27,435	$2,570,934
Lifetime Brands, Inc.	14,244	179,759
#*Lindblad Expeditions Holdings, Inc.	4,692	71,835
*Liquidity Services, Inc., Class A	28,894	416,651
Lithia Motors, Inc., Class A	27,151	7,687,263
LKQ Corp.	174,276	8,649,318
*LL Flooring Holdings, Inc.	6,722	92,831
Lowe’s Cos., Inc.	241,499	47,751,597
*Lululemon Athletica, Inc.	36,593	12,976,976
*M/I Homes, Inc.	25,321	1,121,214
Macy’s, Inc.	257,840	6,231,993
*Malibu Boats, Inc., Class A	28,641	1,440,356
Marine Products Corp.	10,739	126,076
*MarineMax, Inc.	30,422	1,244,868
*Marriott International, Inc., Class A	94,266	16,734,100
Marriott Vacations Worldwide Corp.	41,769	6,237,365
*Mastercraft Boat Holdings, Inc.	23,269	560,085
*Mattel, Inc.	294,133	7,150,373
McDonald’s Corp.	116,773	29,095,161
MDC Holdings, Inc.	86,761	3,202,348
*Meritage Homes Corp.	41,798	3,450,425
MGM Resorts International	191,357	7,853,291
*Modine Manufacturing Co.	17,909	141,481
*Mohawk Industries, Inc.	28,856	4,070,427
*Monarch Casino & Resort, Inc.	1,457	102,209
Monro, Inc.	32,253	1,474,930
*Motorcar Parts of America, Inc.	9,433	143,476
Movado Group, Inc.	15,583	560,520
Murphy USA, Inc.	56,871	13,285,066
Nathan’s Famous, Inc.	4,373	207,149
#*National Vision Holdings, Inc.	77,184	2,905,978
#*Nautilus, Inc.	30,375	91,429
Newell Brands, Inc.	304,847	7,057,208
NIKE, Inc., Class B	325,576	40,599,327
Nobility Homes, Inc.	1,152	37,440
#Nordstrom, Inc.	63,113	1,622,004
#*Norwegian Cruise Line Holdings, Ltd.	37,992	760,980
*NVR, Inc.	2,379	10,411,004
*ODP Corp. (The)	37,834	1,627,997
#*Ollie’s Bargain Outlet Holdings, Inc.	38,190	1,835,029
*OneSpaWorld Holdings, Ltd.	13,092	131,444
*O’Reilly Automotive, Inc.	28,834	17,489,263
Oxford Industries, Inc.	27,549	2,468,390
Papa John’s International, Inc.	28,233	2,570,615
Patrick Industries, Inc.	45,956	2,860,761
*Penn National Gaming, Inc.	54,592	1,996,429
Penske Automotive Group, Inc.	94,209	9,874,987
*Perdoceo Education Corp.	95,503	1,067,724
#PetMed Express, Inc.	22,786	499,013
*Planet Fitness, Inc., Class A	65,021	5,203,631
*Playa Hotels & Resorts NV	125,292	1,182,756
#Polaris, Inc.	48,397	4,594,811
Pool Corp.	27,302	11,063,316
*Potbelly Corp.	22,742	146,458
PulteGroup, Inc.	262,975	10,981,836
PVH Corp.	32,364	2,355,452

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*QuantumScape Corp.	1,391	$20,782
Qurate Retail, Inc., Class A	147,676	621,716
Ralph Lauren Corp.	24,648	2,571,772
RCI Hospitality Holdings, Inc.	12,873	797,611
Red Rock Resorts, Inc., Class A	57,795	2,540,668
Rent-A-Center, Inc.	64,201	1,548,528
*Revolve Group, Inc.	18,645	787,938
#*RH	13,132	4,413,928
Rocky Brands, Inc.	6,987	269,069
Ross Stores, Inc.	237,572	23,702,558
#*Royal Caribbean Cruises, Ltd.	98,817	7,681,045
#Ruth’s Hospitality Group, Inc.	33,162	695,407
#*Sally Beauty Holdings, Inc.	67,844	1,025,801
*Scientific Games Corp.	41,282	2,314,269
*SeaWorld Entertainment, Inc.	104,062	7,017,941
Service Corp.	197,811	12,978,380
*Shake Shack, Inc., Class A	18,455	1,067,253
Shoe Carnival, Inc.	32,624	984,919
Shutterstock, Inc.	27,151	2,055,874
#Signet Jewelers, Ltd.	59,347	4,166,159
*Six Flags Entertainment Corp.	49,510	1,894,748
*Skechers USA, Inc., Class A	110,545	4,233,873
*Skyline Champion Corp.	65,854	3,361,188
#*Sleep Number Corp.	32,268	1,308,790
Smith & Wesson Brands, Inc.	63,486	871,663
Sonic Automotive, Inc., Class A	35,204	1,497,930
#*Sonos, Inc.	27,788	634,122
*Sportsman’s Warehouse Holdings, Inc.	50,943	489,562
Standard Motor Products, Inc.	22,606	964,824
Starbucks Corp.	157,045	11,721,839
Steven Madden, Ltd.	90,854	3,730,465
*Stoneridge, Inc.	49,465	974,955
Strategic Education, Inc.	23,595	1,524,237
*Strattec Security Corp.	3,604	127,762
#*Stride, Inc.	77,650	3,051,645
Superior Group of Cos., Inc.	13,632	216,749
Tapestry, Inc.	359,091	11,821,276
Target Corp.	240,860	55,072,639
*Taylor Morrison Home Corp.	147,193	3,854,985
#Tempur Sealy International, Inc.	195,172	5,291,113
*Tenneco, Inc., Class A	28,071	481,979
*Terminix Global Holdings, Inc.	105,921	4,860,715
*Tesla, Inc.	43,195	37,612,478
Texas Roadhouse, Inc.	69,569	5,727,616
#Thor Industries, Inc.	37,293	2,854,779
TJX Cos, Inc. (The)	367,322	22,509,492
Toll Brothers, Inc.	122,773	5,692,984
*TopBuild Corp.	38,800	7,028,232
Tractor Supply Co.	82,985	16,717,328
Travel + Leisure Co.	53,521	2,969,345
*TravelCenters of America, Inc.	5,428	206,318
*Tri Pointe Homes, Inc.	228,450	4,722,061
*Tupperware Brands Corp.	13,439	236,258
*Ulta Beauty, Inc.	36,082	14,317,338
*Under Armour, Inc., Class A	74,788	1,148,744

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*Under Armour, Inc., Class C	104,748	$1,486,374
*Unifi, Inc.	17,345	254,451
*Universal Electronics, Inc.	13,600	401,200
*Universal Technical Institute, Inc.	16,819	174,245
*Urban Outfitters, Inc.	15,676	373,089
Vail Resorts, Inc.	30,962	7,869,302
VF Corp.	275,224	14,311,648
#*Victoria’s Secret & Co.	14,380	677,586
*Vista Outdoor, Inc.	72,784	2,564,180
*Visteon Corp.	32,104	3,361,610
*VOXX International Corp.	14,866	112,536
#*Wayfair, Inc., Class A	15,729	1,210,189
Wendy’s Co. (The)	286,036	5,652,071
Weyco Group, Inc.	7,409	182,335
#Whirlpool Corp.	68,972	12,519,797
Williams-Sonoma, Inc.	105,397	13,752,201
#Wingstop, Inc.	20,575	1,887,962
Winmark Corp.	2,730	554,736
#Winnebago Industries, Inc.	49,188	2,615,818
Wolverine World Wide, Inc.	93,701	1,857,154
Wyndham Hotels & Resorts, Inc.	75,521	6,642,827
*Wynn Resorts, Ltd.	7,008	493,924
*XPEL, Inc.	2,400	103,848
*YETI Holdings, Inc.	24,917	1,217,694
Yum! Brands, Inc.	42,940	5,024,409
*Zumiez, Inc.	31,421	1,150,951

TOTAL CONSUMER DISCRETIONARY		1,689,717,839

CONSUMER STAPLES (6.2%)
Albertsons Cos., Inc., Class A	53,418	1,670,915
Alico, Inc.	3,712	147,255
Altria Group, Inc.	343,942	19,112,857
Andersons, Inc. (The), Class A	31,448	1,579,633
Archer-Daniels-Midland Co.	245,201	21,960,202
#B&G Foods, Inc.	72,922	1,963,789
*BellRing Brands, Inc.	107,953	2,313,433
*BJ’s Wholesale Club Holdings, Inc.	105,799	6,808,166
#*Boston Beer Co., Inc. (The), Class A	9,338	3,501,750
*Bridgford Foods Corp.	2,509	32,617
Brown-Forman Corp., Class A	17,132	1,069,379
Brown-Forman Corp., Class B	124,769	8,414,421
Bunge, Ltd.	117,510	13,292,731
Calavo Growers, Inc.	13,009	471,446
Cal-Maine Foods, Inc.	49,590	2,664,471
Campbell Soup Co.	164,513	7,768,304
Casey’s General Stores, Inc.	48,179	9,698,433
#*Celsius Holdings, Inc.	7,886	410,072
*Central Garden & Pet Co.	13,355	584,815
*Central Garden & Pet Co., Class A	50,312	2,081,911
#*Chefs’ Warehouse, Inc. (The)	28,552	1,045,003
Church & Dwight Co., Inc.	78,237	7,632,802
Clorox Co. (The)	49,769	7,140,358
Coca-Cola Co. (The)	1,050,480	67,871,513
Coca-Cola Consolidated, Inc.	9,957	4,396,016
Colgate-Palmolive Co.	149,105	11,488,540
Conagra Brands, Inc.	196,314	6,857,248

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER STAPLES (Continued)
Constellation Brands, Inc., Class A	49,319	$12,136,913
Costco Wholesale Corp.	113,471	60,334,800
*Coty, Inc., Class A	103,648	840,585
*Darling Ingredients, Inc.	207,683	15,241,855
Edgewell Personal Care Co.	60,806	2,319,141
*elf Beauty, Inc.	48,367	1,176,769
Energizer Holdings, Inc.	12,857	389,439
Estee Lauder Cos, Inc. (The)	52,892	13,966,662
Flowers Foods, Inc.	278,652	7,389,851
Fresh Del Monte Produce, Inc.	61,345	1,598,037
*Freshpet, Inc.	6,662	621,898
General Mills, Inc.	215,061	15,211,265
#*Grocery Outlet Holding Corp.	45,590	1,535,015
*Hain Celestial Group, Inc. (The)	84,006	2,817,561
*Herbalife Nutrition, Ltd.	68,595	1,823,255
Hershey Co. (The)	57,545	12,991,935
Hormel Foods Corp.	163,039	8,541,613
*Hostess Brands, Inc.	165,265	3,749,863
Ingles Markets, Inc., Class A	17,387	1,619,077
Ingredion, Inc.	70,508	6,000,936
Inter Parfums, Inc.	33,072	2,702,975
J & J Snack Foods Corp.	19,700	2,949,090
J M Smucker Co. (The)	53,485	7,323,701
John B Sanfilippo & Son, Inc.	10,482	813,822
#Kellogg Co.	235,031	16,099,624
Keurig Dr Pepper, Inc.	79,976	2,991,102
Kimberly-Clark Corp.	79,171	10,991,310
Kraft Heinz Co. (The)	197,448	8,417,208
Kroger Co. (The)	599,215	32,333,641
Lamb Weston Holdings, Inc.	98,770	6,528,697
Lancaster Colony Corp.	21,739	3,373,458
*Landec Corp.	24,557	244,342
*Lifeway Foods, Inc.	2,755	15,759
McCormick & Co., Inc.	117,767	11,843,827
McCormick & Co., Inc.	3,018	307,142
Medifast, Inc.	20,327	3,625,524
#MGP Ingredients, Inc.	19,758	1,804,498
Molson Coors Beverage Co.	95	5,586
Molson Coors Beverage Co., Class B	81,728	4,424,754
Mondelez International, Inc., Class A	230,778	14,880,565
*Monster Beverage Corp.	104,820	8,980,978
National Beverage Corp.	53,082	2,339,855
*Natural Alternatives International, Inc.	5,470	53,551
Natural Grocers by Vitamin Cottage, Inc.	18,003	367,081
*Nature’s Sunshine Products, Inc.	13,753	227,750
Nu Skin Enterprises, Inc., Class A	74,028	3,156,554
Oil-Dri Corp. of America	5,619	140,194
PepsiCo., Inc.	423,458	72,711,973
*Performance Food Group Co.	75,950	3,740,537
Philip Morris International, Inc.	130,284	13,028,400
*Pilgrim’s Pride Corp.	105,236	2,983,441
*Post Holdings, Inc.	84,932	6,318,091
PriceSmart, Inc.	30,529	2,425,529
Procter & Gamble Co. (The)	693,057	111,270,301
Reynolds Consumer Products, Inc.	12,754	377,391
#*Rite Aid Corp.	10,928	69,611

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER STAPLES (Continued)
Rocky Mountain Chocolate Factory, Inc.	4,490	$29,679
*S&W Seed Co.	800	1,104
Sanderson Farms, Inc.	26,575	5,032,508
Seaboard Corp.	413	1,744,921
<*»Seneca Foods Corp.	283	15,791
*Seneca Foods Corp., Class A	8,682	470,999
*Simply Good Foods Co. (The)	88,191	3,673,155
SpartanNash Co.	38,405	1,316,523
Spectrum Brands Holdings, Inc.	51,561	4,386,294
*Sprouts Farmers Market, Inc.	131,833	3,928,623
Sysco Corp.	188,068	16,076,053
#Tootsie Roll Industries, Inc.	34,994	1,225,849
*TreeHouse Foods, Inc.	21,809	686,984
Turning Point Brands, Inc.	4,084	128,197
Tyson Foods, Inc., Class A	166,622	15,522,506
*United Natural Foods, Inc.	54,785	2,351,920
United-Guardian, Inc.	1,431	30,824
Universal Corp.	27,678	1,601,172
#*US Foods Holding Corp.	184,934	6,957,217
*USANA Health Sciences, Inc.	26,374	2,021,831
Vector Group, Ltd.	103,506	1,316,596
Village Super Market, Inc., Class A	8,692	201,567
Walgreens Boots Alliance, Inc.	231,045	9,796,308
Walmart, Inc.	429,925	65,774,226
#WD-40 Co.	13,203	2,429,088
Weis Markets, Inc.	35,155	2,808,181

TOTAL CONSUMER STAPLES		891,680,528

ENERGY (4.7%)
Adams Resources & Energy, Inc.	3,385	131,575
#*Alto Ingredients, Inc.	34,541	199,302
Altus Midstream Co., Class A	747	53,149
Antero Midstream Corp.	346,772	3,561,348
*Antero Resources Corp.	177,209	6,237,757
APA Corp.	68,386	2,799,039
#Arch Resources, Inc.	16,316	2,714,656
Archrock, Inc.	101,499	884,056
*Ardmore Shipping Corp.	9,563	59,577
*Aspen Aerogels, Inc.	14,998	323,957
Baker Hughes Co.	206,662	6,410,655
Berry Corp.	56,473	619,509
Brigham Minerals, Inc.	44,165	1,094,409
*Bristow Group, Inc.	6,430	191,743
Cactus, Inc., Class A	26,764	1,336,327
California Resources Corp.	51,165	2,057,345
#*Callon Petroleum Co.	71,822	3,682,314
*Centennial Resource Development, Inc., Class A	310,810	2,405,669
ChampionX Corp.	118,146	2,492,881
Cheniere Energy, Inc.	86,636	11,766,035
#Chesapeake Energy Corp.	45,809	3,757,254
Chevron Corp.	432,469	67,754,918
Civitas Resources, Inc.	24,840	1,456,121
#*Clean Energy Fuels Corp.	244,198	1,431,000
*CNX Resources Corp.	227,566	4,676,481
*Comstock Resources, Inc.	263,185	4,482,041
ConocoPhillips	569,789	54,426,245

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ENERGY (Continued)
*CONSOL Energy, Inc.	26,882	$1,278,239
#Continental Resources, Inc.	105,811	5,879,917
Core Laboratories NV	29,434	765,284
Coterra Energy, Inc.	626,731	18,043,585
#Crescent Energy, Inc., Class A	2,272	35,693
CVR Energy, Inc.	16,261	407,663
*Delek US Holdings, Inc.	88,621	2,144,628
*Denbury, Inc.	43,399	2,776,668
Devon Energy Corp.	529,617	30,807,821
DHT Holdings, Inc.	109,513	615,463
Diamondback Energy, Inc.	38,894	4,909,590
*DMC Global, Inc.	15,191	303,668
Dorian LPG, Ltd.	39,348	579,203
*Dril-Quip, Inc.	35,578	1,027,493
DT Midstream, Inc.	91,312	4,908,020
*Earthstone Energy, Inc., Class A	40,899	551,727
EnLink Midstream LLC	165,433	1,632,824
EOG Resources, Inc.	227,771	26,594,542
Epsilon Energy, Ltd.	1,800	13,320
EQT Corp.	153,576	6,104,646
Equitrans Midstream Corp.	81,434	640,071
Evolution Petroleum Corp.	28,091	177,254
*Expro Group Holdings NV	44,626	681,885
#*Exterran Corp.	16,546	112,347
Exxon Mobil Corp.	895,885	76,374,196
#Falcon Minerals Corp.	18,073	122,896
#*Green Plains, Inc.	60,072	1,686,221
*Gulf Island Fabrication, Inc.	4,563	16,974
*Gulfport Energy Corp.	4,827	453,641
Halliburton Co.	327,534	11,666,761
*Helix Energy Solutions Group, Inc.	7,205	29,613
Helmerich & Payne, Inc.	64,751	2,980,489
Hess Corp.	207,206	21,356,722
*HF Sinclair Corp.	140,126	5,327,591
International Seaways, Inc.	16,066	339,475
Kinder Morgan, Inc.	565,105	10,256,656
*Kosmos Energy, Ltd.	422,983	2,859,365
*Laredo Petroleum, Inc.	20,060	1,428,473
*Liberty Oilfield Services, Inc., Class A	141,804	2,288,717
#Magnolia Oil & Gas Corp., Class A	172,685	4,013,199
Marathon Oil Corp.	549,351	13,689,827
Marathon Petroleum Corp.	297,552	25,964,388
Matador Resources Co.	131,997	6,444,094
Murphy Oil Corp.	164,938	6,280,839
*Nabors Industries, Ltd.	5,318	822,269
NACCO Industries, Inc., Class A	7,344	338,412
*Natural Gas Services Group, Inc.	7,035	86,390
#New Fortress Energy, Inc.	7,552	292,867
*Newpark Resources, Inc.	21,469	74,927
*NexTier Oilfield Solutions, Inc.	231,092	2,548,945
#Nordic American Tankers, Ltd.	50,055	128,141
Northern Oil and Gas, Inc.	10,540	263,289
#NOV, Inc.	114,438	2,074,761
Oasis Petroleum, Inc.	11,013	1,460,985
Occidental Petroleum Corp.	435,887	24,013,015
*Oceaneering International, Inc.	56,935	645,074

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ENERGY (Continued)
ONEOK, Inc.	183,257	$11,605,666
*Overseas Shipholding Group, Inc., Class A	22,340	46,467
Ovintiv, Inc.	150,132	7,685,257
*Par Pacific Holdings, Inc.	55,310	811,398
Patterson-UTI Energy, Inc.	199,643	3,282,131
*PBF Energy, Inc., Class A	108,252	3,145,803
PDC Energy, Inc.	106,681	7,439,933
#*Peabody Energy Corp.	63,146	1,429,625
Phillips 66	140,902	12,224,657
Pioneer Natural Resources Co.	85,212	19,809,234
*PrimeEnergy Resources Corp.	892	69,576
*ProPetro Holding Corp.	39,613	560,128
*Range Resources Corp.	190,800	5,712,552
*Ranger Oil Corp.	6,504	207,152
*Renewable Energy Group, Inc.	60,216	3,676,789
*REX American Resources Corp.	6,572	556,188
*RPC, Inc.	150,994	1,561,278
Schlumberger NV	297,409	11,601,925
Scorpio Tankers, Inc.	56,074	1,386,710
*SEACOR Marine Holdings, Inc.	12,602	90,734
SFL Corp., Ltd.	45,121	447,600
*SilverBow Resources, Inc.	8,668	317,249
SM Energy Co.	92,535	3,287,769
*Southwestern Energy Co.	438,961	3,292,207
*Talos Energy, Inc.	11,697	212,534
Targa Resources Corp.	153,460	11,265,499
*TechnipFMC PLC	548,055	3,792,541
#*Tellurian, Inc.	122,050	607,809
*TETRA Technologies, Inc.	18,997	69,909
Texas Pacific Land Corp.	2,445	3,341,337
*Tidewater, Inc.	10,139	202,374
*Transocean, Ltd.	513,307	1,930,034
#*Uranium Energy Corp.	3,630	15,427
*US Silica Holdings, Inc.	24,326	451,977
VAALCO Energy, Inc.	5,689	37,206
Valero Energy Corp.	205,361	22,893,644
*W&T Offshore, Inc.	70,374	334,980
*Weatherford International PLC	47,650	1,538,142
Whiting Petroleum Corp.	36,791	2,687,583
Williams Cos, Inc. (The)	344,856	11,825,112
World Fuel Services Corp.	92,123	2,231,219

TOTAL ENERGY		688,011,481

FINANCIALS (14.3%)
1st Source Corp.	30,702	1,328,476
ACNB Corp.	7,164	245,224
Affiliated Managers Group, Inc.	20,217	2,538,649
*Affinity Bancshares, Inc.	840	12,936
Aflac, Inc.	241,455	13,830,542
*Alleghany Corp.	7,775	6,503,788
Allegiance Bancshares, Inc.	21,261	868,724
Allstate Corp. (The)	175,266	22,178,160
Ally Financial, Inc.	284,956	11,386,842
A-Mark Precious Metals, Inc.	8,893	700,768
*Ambac Financial Group, Inc.	100	773
Amerant Bancorp, Inc.	20,611	548,046

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
#American Equity Investment Life Holding Co.	115,467	$4,355,415
American Express Co.	307,794	53,774,690
American Financial Group, Inc.	86,123	11,926,313
American International Group, Inc.	179,706	10,514,598
American National Bankshares, Inc.	7,541	261,974
American National Group, Inc.	17,036	3,213,160
Ameriprise Financial, Inc.	103,055	27,360,072
Ameris BanCorp	83,137	3,466,813
AMERISAFE, Inc.	22,861	1,059,607
Ameriserv Financial, Inc.	3,367	13,367
Ames National Corp.	7,900	184,860
Aon PLC, Class A	84,967	24,469,646
Apollo Global Management, Inc.	122,499	6,095,550
*Arch Capital Group, Ltd.	180,164	8,228,090
Ares Management Corp., Class A	34,468	2,282,471
Argo Group International Holdings, Ltd.	30,602	1,309,766
Arrow Financial Corp.	17,296	541,365
Arthur J Gallagher & Co.	78,606	13,244,325
Artisan Partners Asset Management, Inc., Class A	46,594	1,497,531
*AssetMark Financial Holdings, Inc.	308	5,923
Associated Banc-Corp.	143,914	2,871,084
Associated Capital Group, Inc., Class A	2,487	98,485
Assurant, Inc.	64,528	11,736,353
Assured Guaranty, Ltd.	111,240	6,134,886
Atlantic Union Bankshares Corp.	104,070	3,515,485
#*Atlanticus Holdings Corp.	14,116	607,553
Auburn National BanCorp, Inc.	2,087	63,737
Axis Capital Holdings, Ltd.	69,545	3,987,015
*Axos Financial, Inc.	83,305	3,155,593
B. Riley Financial, Inc.	1,428	64,488
#Banc of California, Inc.	56,419	1,017,799
BancFirst Corp.	32,778	2,679,602
*BanCorp, Inc. (The)	108,948	2,472,030
Bank of America Corp.	1,930,151	68,867,788
Bank of Hawaii Corp.	40,435	3,005,938
Bank of Marin BanCorp	14,423	450,863
Bank of New York Mellon Corp. (The)	309,584	13,021,103
Bank of NT Butterfield & Son, Ltd. (The)	58,184	1,863,634
Bank of Princeton (The)	4,409	132,358
Bank of South Carolina Corp.	800	14,288
Bank OZK	122,357	4,700,956
BankFinancial Corp.	20,625	210,581
BankUnited, Inc.	101,514	3,810,836
Bankwell Financial Group, Inc.	5,396	183,464
Banner Corp.	38,940	2,091,078
Bar Harbor Bankshares	13,636	356,036
BayCom Corp.	5,183	117,395
BCB BanCorp, Inc.	12,179	229,452
*Berkshire Hathaway, Inc., Class B	413,767	133,576,401
Berkshire Hills BanCorp, Inc.	56,819	1,405,702
BGC Partners, Inc., Class A	257,344	934,159
BlackRock, Inc.	24,277	15,165,356
Blackstone, Inc., Class A	153,545	15,595,566
*Blucora, Inc.	50,713	1,026,938
BOK Financial Corp.	53,413	4,429,540
*Bridgewater Bancshares, Inc.	17,270	276,665

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
*Brighthouse Financial, Inc.	58,791	$3,019,506
Brightsphere Investment Group, Inc.	39,310	787,772
Brookline BanCorp, Inc.	89,594	1,295,529
Brown & Brown, Inc.	158,169	9,803,315
Business First Bancshares, Inc.	1,176	26,060
Byline BanCorp, Inc.	11,553	271,033
C&F Financial Corp.	2,604	134,887
Cadence Bank	251,196	6,289,948
Cambridge BanCorp	1,974	161,296
Camden National Corp.	17,615	788,271
*Cannae Holdings, Inc.	107,770	2,414,048
Capital City Bank Group, Inc.	16,503	422,642
Capital One Financial Corp.	138,332	17,238,934
Capitol Federal Financial, Inc.	451,042	4,343,534
Capstar Financial Holdings, Inc.	15,450	311,317
Cathay General BanCorp	87,660	3,514,289
Cboe Global Markets, Inc.	46,818	5,289,498
#CBTX, Inc.	15,979	455,721
<*»CCUR Holdings, Inc.	1	6,625
Central Pacific Financial Corp.	41,240	997,183
Central Valley Community BanCorp	9,445	182,383
Charles Schwab Corp. (The)	454,310	30,134,382
Chemung Financial Corp.	3,869	183,700
Chubb, Ltd.	95,560	19,728,362
Cincinnati Financial Corp.	76,281	9,356,627
Citigroup, Inc.	438,246	21,127,840
Citizens & Northern Corp.	9,655	226,024
Citizens Community BanCorp, Inc.	5,226	68,513
Citizens Financial Group, Inc.	260,633	10,268,940
Citizens Holding Co.	2,051	37,944
*Citizens, Inc.	7,330	21,917
City Holding Co.	18,587	1,438,262
Civista Bancshares, Inc.	14,290	297,518
CME Group, Inc.	56,287	12,345,991
CNA Financial Corp.	29,562	1,402,421
CNB Financial Corp.	10,864	269,970
CNO Financial Group, Inc.	150,105	3,623,535
*Coastal Financial Corp.	4,886	200,521
Codorus Valley BanCorp, Inc.	7,482	178,820
#Cohen & Steers, Inc.	58,700	4,560,403
#*Coinbase Global, Inc., Class A	41,329	4,658,192
Colony Bankcorp, Inc.	5,329	91,339
#Columbia Banking System, Inc.	99,544	2,795,196
*Columbia Financial, Inc.	28,462	539,355
Comerica, Inc.	117,369	9,612,521
#Commerce Bancshares, Inc.	127,970	8,749,309
#Community Bank System, Inc.	64,681	4,165,456
Community Financial Corp. (The)	4,091	167,486
Community Trust BanCorp, Inc.	20,692	823,749
Community West Bancshares	4,200	60,018
ConnectOne BanCorp, Inc.	40,304	1,122,869
*Consumer Portfolio Services, Inc.	22,519	256,717
Cowen, Inc., Class A	23,758	542,870
Crawford & Co., Class A	32,830	256,074
Crawford & Co., Class B	20,524	151,262
#*Credit Acceptance Corp.	20,535	10,524,187

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Cullen/Frost Bankers, Inc.	46,933	$6,208,767
Curo Group Holdings Corp.	1,410	16,553
*Customers BanCorp, Inc.	41,544	1,747,756
CVB Financial Corp.	148,322	3,414,372
Diamond Hill Investment Group, Inc.	3,687	620,780
Dime Community Bancshares, Inc.	66,682	2,096,482
Discover Financial Services	197,527	22,213,886
Donegal Group, Inc.	1,947	25,973
Donegal Group, Inc., Class A	25,418	343,906
*Donnelley Financial Solutions, Inc.	42,103	1,232,355
Eagle BanCorp Montana, Inc.	4,900	99,470
Eagle BanCorp, Inc.	32,503	1,636,526
East West BanCorp, Inc.	169,180	12,062,534
Eastern Bankshares, Inc.	44,780	857,985
Emclaire Financial Corp.	300	10,695
Employers Holdings, Inc.	45,224	1,779,112
*Encore Capital Group, Inc.	53,131	3,071,503
*Enova International, Inc.	88,141	3,296,473
*Enstar Group, Ltd.	13,183	3,107,892
Enterprise BanCorp, Inc.	7,524	255,440
Enterprise Financial Services Corp.	37,877	1,673,027
Equitable Holdings, Inc.	188,818	5,443,623
Equity Bancshares, Inc., Class A	14,310	436,884
#Erie Indemnity Co., Class A	26,239	4,205,587
*Esquire Financial Holdings, Inc.	4,767	171,612
Essa BanCorp, Inc.	7,776	133,747
Essent Group, Ltd.	94,155	3,816,102
Evans BanCorp, Inc.	4,016	153,090
Evercore, Inc.	45,658	4,828,333
Everest Re Group, Ltd.	25,719	7,065,266
*EZCorp., Inc., Class A	33,555	234,885
FactSet Research Systems, Inc.	23,993	9,680,936
Farmers & Merchants BanCorp, Inc.	4,427	169,333
Farmers National Banc Corp.	24,436	374,360
FB Financial Corp.	52,108	2,007,721
Federal Agricultural Mortgage Corp.	635	62,865
Federal Agricultural Mortgage Corp.	10,300	1,055,029
Federated Hermes, Inc.	115,930	3,301,686
*FedNat Holding Co.	6,084	3,223
Fidelity D&D BanCorp, Inc.	1,114	41,407
Fidelity National Financial, Inc.	182,194	7,254,965
Fifth Third BanCorp	359,799	13,503,256
Financial Institutions, Inc.	18,608	518,047
First American Financial Corp.	123,644	7,209,682
First BanCorp	307,547	4,185,715
First BanCorp, Inc. (The)	9,663	272,013
First BanCorp/Southern Pines NC	79,326	2,971,552
First Bancshares, Inc. (The)	11,881	382,449
First Bank	13,632	194,392
First Busey Corp.	100,902	2,267,268
First Business Financial Services, Inc.	6,819	236,415
First Capital, Inc.	2,028	75,016
First Citizens Bancshares, Inc., Class A	13,474	8,615,006
First Commonwealth Financial Corp.	262,448	3,537,799
First Community Bankshares, Inc.	19,210	511,562
First Community Corp.	5,860	116,145

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
First Financial BanCorp	109,734	$2,244,060
First Financial Bankshares, Inc.	95,448	3,816,011
First Financial Corp.	8,447	360,011
First Financial Northwest, Inc.	13,447	229,944
First Foundation, Inc.	51,754	1,149,974
First Guaranty Bancshares, Inc.	2,269	52,187
First Hawaiian, Inc.	89,337	2,109,247
First Horizon Corp.	537,394	12,026,878
First Internet BanCorp, Class A	8,289	319,044
First Interstate BancSystem, Inc., Class A	89,692	2,916,784
First Merchants Corp.	65,540	2,568,513
First Mid Bancshares, Inc.	13,169	474,611
First National Corp.	699	14,770
First Northwest BanCorp	7,811	163,797
First of Long Island Corp. (The)	25,402	426,246
First Republic Bank	47,006	7,014,235
First Savings Financial Group, Inc.	3,174	79,160
First United Corp.	5,001	112,072
*First Western Financial, Inc.	1,300	42,666
FirstCash Holdings, Inc.	56,214	4,484,753
Flagstar BanCorp, Inc.	70,655	2,494,122
*Flexshopper, Inc.	51	58
Flushing Financial Corp.	37,128	798,252
FNB Corp.	287,261	3,309,247
Franklin Financial Services Corp.	1,100	35,662
Franklin Resources, Inc.	62,056	1,525,957
FS BanCorp, Inc.	8,768	257,692
Fulton Financial Corp.	218,323	3,311,960
*FVCBankCorp., Inc.	2,121	43,820
GAMCO Investors, Inc., Class A	6,551	130,823
*Genworth Financial, Inc., Class A	70,745	262,464
German American BanCorp, Inc.	28,257	991,821
Glacier BanCorp, Inc.	114,763	5,251,555
Global Indemnity Group LLC, Class A	12,412	321,967
Globe Life, Inc.	66,706	6,542,524
Goldman Sachs Group, Inc. (The)	84,535	25,824,597
Great Southern BanCorp, Inc.	17,249	978,708
*Green Dot Corp., Class A	73,509	1,946,518
Greene County BanCorp, Inc.	358	18,691
Guaranty Bancshares, Inc.	8,599	295,806
Hamilton Lane, Inc., Class A	20,812	1,427,287
Hancock Whitney Corp.	89,908	4,204,997
Hanmi Financial Corp.	29,337	679,152
Hanover Insurance Group, Inc. (The)	39,378	5,781,478
HarborOne BanCorp, Inc.	34,764	465,490
Hartford Financial Services Group, Inc. (The)	211,986	14,824,181
Hawthorn Bancshares, Inc.	3,719	97,215
HCI Group, Inc.	13,980	895,978
Heartland Financial USA, Inc.	41,249	1,805,469
Hennessy Advisors, Inc.	1,548	15,403
Heritage Commerce Corp.	29,128	327,107
Heritage Financial Corp.	36,481	883,570
Heritage Insurance Holdings, Inc.	2,145	9,138
Hilltop Holdings, Inc.	116,199	2,961,913
Hingham Institution For Savings (The)	2,003	647,109
HMN Financial, Inc.	3,012	72,830

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Home BanCorp, Inc.	8,231	$315,494
Home Bancshares, Inc.	150,350	3,250,567
HomeStreet, Inc.	30,554	1,240,187
Hometrust Bancshares, Inc.	6,636	179,371
Hope BanCorp, Inc.	182,952	2,616,214
Horace Mann Educators Corp.	75,398	3,004,610
Horizon BanCorp, Inc.	47,538	830,964
Houlihan Lokey, Inc.	53,626	4,466,510
Huntington Bancshares, Inc.	942,046	12,387,905
IF BanCorp, Inc.	723	17,482
Independent Bank Corp.	25,505	503,469
Independent Bank Corp.	65,493	5,053,440
#Independent Bank Group, Inc.	50,111	3,397,526
Interactive Brokers Group, Inc.	83,768	4,989,222
Intercontinental Exchange, Inc.	133,858	15,502,095
International Bancshares Corp.	87,522	3,482,500
Invesco, Ltd.	163,922	3,012,886
Investors Title Co.	1,811	339,834
James River Group Holdings, Ltd.	10,618	251,753
Janus Henderson Group PLC	119,573	3,644,585
Jefferies Financial Group, Inc.	170,913	5,257,284
JPMorgan Chase & Co.	881,362	105,199,368
Kearny Financial Corp.	96,417	1,143,506
Kemper Corp.	60,631	2,798,727
Kentucky First Federal BanCorp	1,549	11,308
KeyCorp.	420,049	8,111,146
Kingstone Cos., Inc.	3,276	13,792
Kinsale Capital Group, Inc.	9,967	2,209,584
KKR & Co., Inc.	76,707	3,909,756
Lake Shore BanCorp, Inc.	1,022	15,228
Lakeland BanCorp, Inc.	46,980	706,109
Lakeland Financial Corp.	31,091	2,264,047
Landmark BanCorp, Inc.	2,850	72,818
#Lazard, Ltd., Class A	117,999	3,866,827
LCNB Corp.	13,150	211,452
*LendingClub Corp.	71,778	1,094,615
*LendingTree, Inc.	8,033	637,981
Limestone BanCorp, Inc.	1,427	30,609
Lincoln National Corp.	138,907	8,355,256
#Live Oak Bancshares, Inc.	45,145	1,910,988
Loews Corp.	113,570	7,136,739
LPL Financial Holdings, Inc.	125,925	23,657,530
Luther Burbank Corp.	3,141	41,681
M&T Bank Corp.	80,850	13,472,844
Macatawa Bank Corp.	27,516	240,765
*Maiden Holdings, Ltd.	10,510	23,332
MainStreet Bancshares, Inc., Class A	1,520	38,897
*Malvern BanCorp, Inc.	5,035	80,963
*Markel Corp.	6,298	8,522,957
MarketAxess Holdings, Inc.	17,815	4,696,212
Marsh & McLennan Cos., Inc.	108,191	17,494,485
*MBIA, Inc.	163,097	1,963,688
Mercantile Bank Corp.	16,848	529,027
Merchants BanCorp	6,252	147,047
Mercury General Corp.	75,696	3,817,349
Meridian Corp.	2,163	67,918

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Meta Financial Group, Inc.	53,204	$2,322,355
MetLife, Inc.	219,815	14,437,449
*Metropolitan Bank Holding Corp.	6,079	541,335
MGIC Investment Corp.	327,906	4,282,452
Mid Penn BanCorp, Inc.	532	13,742
Middlefield Banc Corp.	4,154	109,666
Midland States BanCorp, Inc.	8,988	236,924
MidWestOne Financial Group, Inc.	10,788	322,345
Moelis & Co., Class A	39,404	1,744,021
Moody’s Corp.	52,773	16,701,599
Morgan Stanley	532,100	42,881,939
Morningstar, Inc.	47,208	11,954,482
*Mr. Cooper Group, Inc.	20,109	904,302
MSCI, Inc.	55,389	23,332,616
MVB Financial Corp.	9,643	386,299
Nasdaq, Inc.	85,991	13,532,404
National Bank Holdings Corp., Class A	40,290	1,470,988
National Bankshares, Inc.	2,744	94,394
National Western Life Group, Inc., Class A	2,955	587,336
Navient Corp.	237,753	3,777,895
NBT BanCorp, Inc.	87,485	3,079,472
Nelnet, Inc., Class A	31,503	2,585,451
#New York Community BanCorp, Inc.	566,464	5,234,127
*NI Holdings, Inc.	9,028	143,094
*Nicolet Bankshares, Inc.	11,609	944,740
*NMI Holdings, Inc., Class A	84,651	1,555,885
Northeast Bank	6,219	232,715
Northern Trust Corp.	110,559	11,393,105
Northfield BanCorp, Inc.	62,068	812,470
Northrim BanCorp, Inc.	6,426	257,490
Northwest Bancshares, Inc.	196,264	2,488,628
Norwood Financial Corp.	4,164	116,675
Oak Valley BanCorp	4,855	84,865
OceanFirst Financial Corp.	33,638	630,040
Oconee Federal Financial Corp.	400	10,180
OFG BanCorp	74,567	1,981,991
Ohio Valley Banc Corp.	4,777	145,651
Old National BanCorp	385,995	5,851,684
Old Point Financial Corp.	2,663	69,211
Old Republic International Corp.	240,063	5,283,787
Old Second BanCorp, Inc.	9,603	132,233
OneMain Holdings, Inc.	118,346	5,435,632
*Open Lending Corp., Class A	702	9,575
Oppenheimer Holdings, Inc., Class A	10,148	326,969
Origin BanCorp, Inc.	11,731	442,024
Orrstown Financial Services, Inc.	8,572	202,128
Pacific Premier BanCorp, Inc.	108,154	3,391,709
PacWest BanCorp	87,045	2,862,910
*Palomar Holdings, Inc.	10,986	598,188
Park National Corp.	18,531	2,183,878
Parke BanCorp, Inc.	9,531	229,316
PCB BanCorp	7,184	153,378
PCSB Financial Corp.	15,491	283,795
Peapack-Gladstone Financial Corp.	17,776	550,878
Penns Woods BanCorp, Inc.	5,436	127,202
PennyMac Financial Services, Inc.	15,513	753,311

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Peoples BanCorp of North Carolina, Inc.	3,810	$103,975
Peoples BanCorp, Inc.	26,888	737,269
Peoples Financial Services Corp.	3,385	168,031
Pinnacle Financial Partners, Inc.	51,842	4,020,347
Piper Sandler Cos.	19,513	2,243,605
PJT Partners, Inc., Class A	5,404	356,610
Plumas BanCorp	3,091	108,803
PNC Financial Services Group, Inc. (The)	109,719	18,224,326
*Ponce Financial Group, Inc.	20,201	210,090
Popular, Inc.	70,965	5,534,560
*PRA Group, Inc.	54,104	2,273,991
Preferred Bank	18,417	1,236,149
Premier Financial Corp.	26,845	712,466
Primerica, Inc.	71,741	9,294,764
Primis Financial Corp.	21,058	287,442
Principal Financial Group, Inc.	118,676	8,086,583
ProAssurance Corp.	40,371	991,915
*PROG Holdings, Inc.	76,709	2,030,487
Progressive Corp. (The)	149,744	16,076,516
Prosperity Bancshares, Inc.	70,320	4,597,522
Provident Bancorp, Inc.	12,142	193,301
Provident Financial Holdings, Inc.	6,656	101,105
Provident Financial Services, Inc.	93,301	2,064,751
Prudential BanCorp, Inc.	6,497	100,833
Prudential Financial, Inc.	114,097	12,380,665
Pzena Investment Management, Inc., Class A	8,763	55,119
QCR Holdings, Inc.	17,467	948,303
Radian Group, Inc.	105,303	2,252,431
Randolph BanCorp, Inc.	1,654	43,566
Raymond James Financial, Inc.	110,278	10,747,694
RBB BanCorp	9,560	204,488
Regional Management Corp.	13,416	577,559
Regions Financial Corp.	518,701	10,747,485
Reinsurance Group of America, Inc.	29,330	3,147,696
RenaissanceRe Holdings, Ltd.	41,850	6,006,312
Renasant Corp.	62,458	1,860,624
Republic BanCorp, Inc., Class A	17,987	749,698
*Republic First BanCorp, Inc.	30,439	127,539
Riverview BanCorp, Inc.	17,979	126,572
RLI Corp.	34,943	4,010,758
Rocket Cos., Inc., Class A	19,529	172,832
S&P Global, Inc.	73,499	27,672,374
S&T BanCorp, Inc.	41,078	1,160,864
*Safeguard Scientifics, Inc.	7,705	31,822
Safety Insurance Group, Inc.	22,658	1,949,494
Salisbury BanCorp, Inc.	1,410	75,012
Sandy Spring BanCorp, Inc.	44,165	1,734,360
SB Financial Group, Inc.	3,497	66,443
Seacoast Banking Corp. of Florida	38,819	1,261,617
*Security National Financial Corp., Class A	4,019	40,069
SEI Investments Co.	88,477	4,929,938
Selective Insurance Group, Inc.	89,451	7,367,184
ServisFirst Bancshares, Inc.	51,830	4,162,986
Shore Bancshares, Inc.	12,107	243,714
#Sierra BanCorp	16,572	360,441
Signature Bank	31,932	7,735,527

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Silvercrest Asset Management Group, Inc., Class A	3,719	$77,281
Simmons First National Corp., Class A	131,412	3,136,804
*SiriusPoint, Ltd.	94,729	594,898
SLM Corp.	572,848	9,583,747
SmartFinancial, Inc.	8,592	210,676
Sound Financial BanCorp, Inc.	771	29,290
*Southern First Bancshares, Inc.	6,964	318,255
Southern Missouri BanCorp, Inc.	8,056	339,963
Southside Bancshares, Inc.	43,207	1,693,282
SouthState Corp.	88,266	6,835,319
State Street Corp.	101,978	6,829,467
Stewart Information Services Corp.	31,961	1,649,188
Stifel Financial Corp.	83,311	5,152,785
Stock Yards BanCorp, Inc.	27,508	1,438,118
*StoneX Group, Inc.	27,974	1,896,078
Summit Financial Group, Inc.	7,291	198,680
Summit State Bank	3,136	49,815
*SVB Financial Group	41,867	20,416,024
Synchrony Financial	424,804	15,637,035
Synovus Financial Corp.	162,268	6,740,613
T.Rowe Price Group, Inc.	136,414	16,784,379
Territorial BanCorp, Inc.	11,411	259,144
*Texas Capital Bancshares, Inc.	59,549	3,058,437
TFS Financial Corp.	135,714	2,034,353
Timberland BanCorp, Inc.	8,097	213,842
Tiptree, Inc.	47,142	548,261
#Tompkins Financial Corp.	17,476	1,275,748
Towne Bank	81,570	2,248,885
Tradeweb Markets, Inc., Class A	1,067	75,960
Travelers Cos, Inc. (The)	128,159	21,922,879
TriCo Bancshares	35,374	1,328,294
*TriState Capital Holdings, Inc.	33,302	1,006,053
*Triumph BanCorp, Inc.	29,764	2,066,812
Truist Financial Corp.	273,386	13,218,213
#*Trupanion, Inc.	1,659	105,546
TrustCo Bank Corp. NY	23,213	723,085
Trustmark Corp.	71,572	1,995,427
UMB Financial Corp.	45,641	4,115,905
Umpqua Holdings Corp.	183,754	3,039,291
Union Bankshares, Inc./Morrisville Vt	619	18,879
United Bancshares, Inc.	606	20,537
United Bankshares, Inc.	141,773	4,715,370
United Community Banks, Inc.	97,860	2,949,500
United Fire Group, Inc.	16,201	474,527
United Security Bancshares/Fresno CA	11,687	93,847
Unity BanCorp, Inc.	9,514	274,479
Universal Insurance Holdings, Inc.	55,725	699,906
Univest Financial Corp.	33,251	837,925
Unum Group	162,383	4,955,929
US BanCorp	408,461	19,834,866
Valley National BanCorp	371,059	4,445,287
Value Line, Inc.	1,300	85,111
Veritex Holdings, Inc.	42,628	1,400,330
#Victory Capital Holdings, Inc., Class A	10,095	272,464
Virtu Financial, Inc., Class A	84,118	2,429,328
Virtus Investment Partners, Inc.	9,215	1,632,529

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Voya Financial, Inc.	94,601	$5,973,107
W. R. Berkley Corp.	146,135	9,716,483
Walker & Dunlop, Inc.	46,808	5,605,726
Washington Federal, Inc.	109,769	3,340,271
Washington Trust BanCorp, Inc.	18,309	859,424
Waterstone Financial, Inc.	33,695	541,142
Webster Financial Corp.	226,908	11,343,131
Wells Fargo & Co.	852,267	37,184,409
WesBanco, Inc.	68,250	2,200,380
West BanCorp, Inc.	18,898	472,450
Westamerica BanCorp	39,178	2,308,368
Western Alliance BanCorp	87,121	6,630,779
Western New England BanCorp, Inc.	25,674	220,540
Westwood Holdings Group, Inc.	4,850	78,230
White Mountains Insurance Group, Ltd.	4,292	4,498,102
Willis Towers Watson PLC	57,344	12,320,932
Wintrust Financial Corp.	62,591	5,465,446
#WisdomTree Investments, Inc.	83,408	486,269
#*World Acceptance Corp.	9,535	1,799,350
WSFS Financial Corp.	83,362	3,340,315
WVS Financial Corp.	757	11,567
Zions BanCorp NA	150,220	8,488,932

TOTAL FINANCIALS		2,070,452,739

HEALTH CARE (12.4%)
#*2Seventy bio, Inc.	8,222	110,668
Abbott Laboratories	263,460	29,902,710
AbbVie, Inc.	450,104	66,111,276
*ABIOMED, Inc.	13,184	3,778,271
*Acadia Healthcare Co., Inc.	104,780	7,112,466
*ACADIA Pharmaceuticals, Inc.	20,662	381,007
*Addus HomeCare Corp.	15,947	1,344,013
#*Aeglea BioTherapeutics, Inc.	1,217	1,752
Agilent Technologies, Inc.	87,733	10,463,915
*Agios Pharmaceuticals, Inc.	17,016	373,842
*Albireo Pharma, Inc.	13,595	432,593
*Alector, Inc.	40,723	390,941
*Align Technology, Inc., Class A	37,974	11,009,042
*Alkermes PLC	84,204	2,429,285
#*Allogene Therapeutics, Inc.	41,519	346,684
*Allscripts Healthcare Solutions, Inc.	190,693	3,939,717
*Alnylam Pharmaceuticals, Inc.	19,358	2,582,938
*Alphatec Holdings, Inc.	8,967	97,292
*Amedisys, Inc., Class B	27,038	3,451,401
AmerisourceBergen Corp.	116,974	17,696,996
Amgen, Inc.	181,628	42,353,833
*AMN Healthcare Services, Inc.	96,249	9,408,340
*Amphastar Pharmaceuticals, Inc.	52,221	1,852,279
*AngioDynamics, Inc.	56,125	1,181,431
*Anika Therapeutics, Inc.	9,919	213,556
*Antares Pharma, Inc.	13,254	73,759
Anthem, Inc.	92,579	46,468,177
#*Apollo Medical Holdings, Inc.	3,384	123,448
*Apyx Medical Corp.	21,789	82,145

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
#*Arcus Biosciences, Inc.	33,934	$821,542
*Arcutis Biotherapeutics, Inc.	6,793	137,151
*Arrowhead Pharmaceuticals, Inc.	5,017	206,249
#*Artivion, Inc.	35,522	720,741
AstraZeneca PLC, Sponsored ADR	141,918	9,423,355
*AtriCure, Inc.	2,524	131,071
Atrion Corp.	1,573	985,673
*Avanos Medical, Inc.	123,222	3,593,154
*Avantor, Inc.	110,758	3,530,965
#*Avid Bioservices, Inc.	6,929	93,264
*Axonics, Inc.	14,724	762,998
Baxter International, Inc.	126,041	8,956,473
Becton Dickinson and Co.	40,314	9,965,218
*Biogen, Inc.	41,053	8,516,034
*Biohaven Pharmaceutical Holding Co., Ltd.	11,581	1,032,678
*BioMarin Pharmaceutical, Inc.	28,688	2,333,769
*Bio-Rad Laboratories, Inc., Class A	11,321	5,797,031
Bio-Techne Corp.	17,791	6,755,065
*Bluebird Bio, Inc.	24,666	89,538
*Blueprint Medicines Corp.	34,591	2,018,385
*Boston Scientific Corp.	173,164	7,291,936
Bristol-Myers Squibb Co.	800,569	60,258,829
*Brookdale Senior Living, Inc.	55,810	344,906
Bruker Corp.	148,242	8,522,433
*Cara Therapeutics, Inc.	2,224	19,393
Cardinal Health, Inc.	166,603	9,671,304
*Cardiovascular Systems, Inc.	19,496	364,575
*Catalent, Inc.	135,383	12,260,284
*Catalyst Pharmaceuticals, Inc.	42,239	321,861
#*Celldex Therapeutics, Inc.	26,838	819,901
*Centene Corp.	299,923	24,158,798
Cerner Corp.	162,864	15,250,585
*Change Healthcare, Inc.	121,895	2,871,846
*Charles River Laboratories International, Inc.	53,117	12,828,287
Chemed Corp.	15,202	7,470,111
*ChemoCentryx, Inc.	16,424	303,187
*Chimerix, Inc.	43,891	193,120
*Chinook Therapeutics, Inc.	10,964	165,885
Cigna Corp.	135,058	33,329,613
*Collegium Pharmaceutical, Inc.	9,617	154,834
*Community Health Systems, Inc.	69,124	530,181
*Computer Programs and Systems, Inc.	12,920	412,406
CONMED Corp.	27,026	3,593,377
Cooper Cos, Inc. (The)	20,334	7,341,387
#*Corcept Therapeutics, Inc.	84,274	1,812,734
*CorVel Corp.	21,153	3,280,407
*Covetrus, Inc.	46,953	647,951
*Crinetics Pharmaceuticals, Inc.	4,568	92,822
*Cross Country Healthcare, Inc.	34,737	650,971
*Cumberland Pharmaceuticals, Inc.	7,698	18,090
*Cutera, Inc.	6,895	374,467
CVS Health Corp.	406,392	39,066,463
Danaher Corp.	124,205	31,191,602
*DaVita, Inc.	138,512	15,010,545

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
#*Deciphera Pharmaceuticals, Inc.	10,520	$106,462
*Denali Therapeutics, Inc.	29,581	704,028
DENTSPLY SIRONA, Inc.	123,658	4,945,083
*DexCom, Inc.	8,903	3,637,588
*Edwards Lifesciences Corp.	64,736	6,847,774
*Elanco Animal Health, Inc.	195,584	4,950,231
Eli Lilly & Co.	221,572	64,727,828
*Embecta Corp.	8,062	245,327
*Emergent BioSolutions, Inc.	57,110	1,849,222
*Enanta Pharmaceuticals, Inc.	26,276	1,692,174
Encompass Health Corp.	131,630	9,060,093
#*Endo International PLC	20,663	41,326
#*Enochian Biosciences, Inc.	13,353	102,685
#*Enovis Corp.	33,269	2,158,160
Ensign Group, Inc. (The)	60,973	4,897,961
*Envista Holdings Corp.	90,876	3,600,507
*Enzo Biochem, Inc.	26,431	67,399
*Evolent Health, Inc., Class A	116,337	3,201,594
#*Exact Sciences Corp.	46,354	2,551,788
*Exelixis, Inc.	173,586	3,877,911
*Fate Therapeutics, Inc.	10,907	311,504
*Fulgent Genetics, Inc.	9,722	533,543
Gilead Sciences, Inc.	496,843	29,482,664
*Glaukos Corp.	31,766	1,502,214
*Global Blood Therapeutics, Inc.	24,423	749,786
*Globus Medical, Inc.	53,164	3,520,520
*Great Elm Group, Inc.	8,182	12,109
#*Guardant Health, Inc.	7,314	451,274
*Haemonetics Corp.	42,634	2,160,265
*Halozyme Therapeutics, Inc.	55,266	2,205,113
*Hanger, Inc.	17,618	289,640
#*Harmony Biosciences Holdings, Inc.	18,757	844,815
*Harvard Bioscience, Inc.	31,221	162,974
HCA Healthcare, Inc.	36,221	7,771,216
#*Health Catalyst, Inc.	18,340	305,178
*HealthEquity, Inc.	49,597	3,090,885
*HealthStream, Inc.	31,438	600,466
*Henry Schein, Inc.	72,461	5,876,587
#*Heska Corp.	4,731	519,653
*Hologic, Inc.	145,710	10,489,663
*Horizon Therapeutics PLC	195,412	19,259,807
Humana, Inc.	54,691	24,313,431
*ICU Medical, Inc.	12,663	2,709,755
*IDEXX Laboratories, Inc., Class B	37,237	16,029,784
#*IGM Biosciences, Inc.	1,021	17,092
*Illumina, Inc.	8,821	2,616,750
*ImmunoGen, Inc.	95,502	461,275
*Inari Medical, Inc.	556	44,869
*Incyte Corp.	32,426	2,430,653
*InfuSystem Holdings, Inc.	3,825	30,332
#*Innoviva, Inc.	82,068	1,400,080
*Insmed, Inc.	33,843	743,531
*Inspire Medical Systems, Inc.	697	143,415
#*Instil Bio, Inc.	10,772	76,158
*Insulet Corp.	6,315	1,509,222
*Integer Holdings Corp.	30,347	2,281,184

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*Integra LifeSciences Holdings Corp.	61,239	$3,745,377
*Intellia Therapeutics, Inc.	39,688	1,945,903
*Intra-Cellular Therapies, Inc.	43,639	2,208,570
*IntriCon Corp.	6,136	147,325
*Intuitive Surgical, Inc.	27,240	6,518,532
*Invacare Corp.	3,311	5,496
#*Ionis Pharmaceuticals, Inc.	1,726	63,448
*Iovance Biotherapeutics, Inc.	47,751	723,428
*IQVIA Holdings, Inc.	66,195	14,429,848
*iRhythm Technologies, Inc.	400	49,348
*Ironwood Pharmaceuticals, Inc.	56,902	682,824
*IVERIC bio, Inc.	27,054	374,698
*Jazz Pharmaceuticals PLC	36,239	5,806,213
Johnson & Johnson	927,184	167,319,625
*Jounce Therapeutics, Inc.	28,486	150,976
#*Karuna Therapeutics, Inc.	126	14,044
*Kewaunee Scientific Corp.	1,276	18,196
*Kezar Life Sciences, Inc.	9,560	113,573
#*Krystal Biotech, Inc.	12,713	770,535
*Kura Oncology, Inc.	42,690	612,602
*Kymera Therapeutics, Inc.	3,840	120,384
*Laboratory Corp. of America Holdings	48,385	11,625,948
*Lantheus Holdings, Inc.	59,535	3,953,719
LeMaitre Vascular, Inc.	19,729	852,490
*Lensar, Inc.	11,199	81,641
*LHC Group, Inc.	37,511	6,221,199
#*Ligand Pharmaceuticals, Inc.	19,932	1,850,886
*LivaNova PLC	39,379	3,018,794
#*MacroGenics, Inc.	28,137	201,180
*Madrigal Pharmaceuticals, Inc.	11,495	804,650
*Maravai LifeSciences Holdings, Inc., Class A	65,278	2,005,993
*Masimo Corp.	19,998	2,259,174
McKesson Corp.	68,942	21,345,133
*MEDNAX, Inc.	93,452	1,730,731
*Medpace Holdings, Inc.	37,864	5,057,494
Medtronic PLC	214,364	22,371,027
Merck & Co., Inc.	719,556	63,817,422
#*Meridian Bioscience, Inc.	48,794	1,248,638
*Merit Medical Systems, Inc.	58,357	3,618,718
*Merrimack Pharmaceuticals, Inc.	3,291	19,088
*Mersana Therapeutics, Inc.	3,409	11,863
Mesa Laboratories, Inc.	2,231	476,609
*Mettler-Toledo International, Inc.	10,318	13,181,555
*Mirati Therapeutics, Inc.	7,429	459,038
*Moderna, Inc.	22,341	3,002,854
*ModivCare, Inc.	15,362	1,597,187
#*Molecular Templates, Inc.	14,864	25,269
*Molina Healthcare, Inc.	67,204	21,065,094
*Morphic Holding, Inc.	19,745	598,471
*Myriad Genetics, Inc.	79,281	1,625,260
National HealthCare Corp.	18,137	1,234,404
National Research Corp.	12,583	431,597
*Natus Medical, Inc.	27,955	930,063
#*Neogen Corp.	62,994	1,663,042
*NeoGenomics, Inc.	22,081	208,665
*Neurocrine Biosciences, Inc.	14,893	1,340,817

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*NextGen Healthcare, Inc.	64,074	$1,207,795
#*Novocure, Ltd.	7,388	565,773
*NuVasive, Inc.	50,613	2,603,533
*Omnicell, Inc.	32,761	3,576,518
*OPKO Health, Inc.	410,590	1,108,593
*Option Care Health, Inc.	106,429	3,180,099
*OraSure Technologies, Inc.	59,723	366,699
*Organogenesis Holdings, Inc.	5,865	37,771
Organon & Co.	79,276	2,562,993
#*OrthoPediatrics Corp.	6,300	284,004
Owens & Minor, Inc.	72,175	2,561,491
*Pacira BioSciences, Inc.	29,809	2,222,857
Patterson Cos., Inc.	117,786	3,624,275
#<*»PDL BioPharma, Inc.	147,592	506,241
*Pennant Group, Inc. (The)	32,081	525,808
#*Penumbra, Inc.	3,157	544,772
PerkinElmer, Inc.	64,881	9,512,203
Perrigo Co. PLC	154,408	5,296,194
Pfizer, Inc.	1,394,125	68,409,714
#*Phreesia, Inc.	11,161	255,364
*Pieris Pharmaceuticals, Inc.	18,423	51,584
Premier, Inc., Class A	90,823	3,288,701
*Prestige Consumer Healthcare, Inc.	60,320	3,297,091
*Prometheus Biosciences, Inc.	1,094	28,772
*Protagonist Therapeutics, Inc.	25,045	227,659
*Prothena Corp. PLC	41,969	1,223,816
*PTC Therapeutics, Inc.	1,107	39,110
*Pulmonx Corp.	4,747	114,403
*Quanterix Corp.	6,027	133,739
Quest Diagnostics, Inc.	70,986	9,500,766
#*Quidel Corp.	31,784	3,198,106
*R1 RCM, Inc.	140,346	3,160,592
*RadNet, Inc.	51,298	1,000,311
*Regeneron Pharmaceuticals, Inc.	42,196	27,811,806
*REGENXBIO, Inc.	13,820	383,643
#*Relay Therapeutics, Inc.	18,679	445,121
*Repligen Corp.	29,665	4,664,525
*Replimune Group, Inc.	6,332	106,188
ResMed, Inc.	57,297	11,457,681
#*REVOLUTION Medicines, Inc.	44,448	887,627
*Rigel Pharmaceuticals, Inc.	39,043	92,141
#*Rocket Pharmaceuticals, Inc.	39,006	400,982
*Sage Therapeutics, Inc.	12,810	403,771
*Sarepta Therapeutics, Inc.	12,131	877,314
#*Schrodinger, Inc.	19,131	472,918
*Seagen, Inc.	24,832	3,253,240
*SeaSpine Holdings Corp.	3,714	34,577
Select Medical Holdings Corp.	157,229	3,554,948
*Shockwave Medical, Inc.	5,607	847,386
*SIGA Technologies, Inc.	10,024	68,865
#Simulations Plus, Inc.	4,471	208,617
*Sotera Health Co.	31,867	649,449
*Spectrum Pharmaceuticals, Inc.	46,342	37,430
*STAAR Surgical Co.	6,091	347,735
STERIS PLC	40,160	8,997,848
Stryker Corp.	40,273	9,716,264

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*Supernus Pharmaceuticals, Inc.	56,696	$1,581,818
*Surgery Partners, Inc.	59,802	3,059,470
*Surmodics, Inc.	10,887	420,891
*Syndax Pharmaceuticals, Inc.	18,842	315,980
*Syneos Health, Inc.	76,988	5,627,053
*Tandem Diabetes Care, Inc.	132	12,735
*Taro Pharmaceutical Industries, Ltd.	21,551	845,877
#*Teladoc Health, Inc.	39,356	1,328,659
Teleflex, Inc.	17,870	5,104,029
*Tenet Healthcare Corp.	112,099	8,128,298
Thermo Fisher Scientific, Inc.	77,344	42,765,044
*Tivity Health, Inc.	30,906	993,010
#*Travere Therapeutics, Inc.	38,496	967,404
*Turning Point Therapeutics, Inc.	5,090	149,850
*Twist Bioscience Corp.	4,573	131,885
*Ultragenyx Pharmaceutical, Inc.	33,463	2,365,499
*United Therapeutics Corp.	34,659	6,154,052
UnitedHealth Group, Inc.	263,284	133,893,078
Universal Health Services, Inc., Class B	56,828	6,963,135
US Physical Therapy, Inc.	14,751	1,530,711
Utah Medical Products, Inc.	3,708	313,660
*Varex Imaging Corp.	9,552	189,607
*Veeva Systems, Inc., Class A	23,587	4,291,655
*Vericel Corp.	2,359	67,232
*Vertex Pharmaceuticals, Inc.	21,290	5,816,854
Viatris, Inc.	202,268	2,089,428
*Voyager Therapeutics, Inc.	431	3,159
*Waters Corp.	16,692	5,058,010
West Pharmaceutical Services, Inc.	47,155	14,856,654
*Xencor, Inc.	23,098	576,988
*Xenon Pharmaceuticals, Inc.	3,287	92,923
Zimmer Biomet Holdings, Inc.	41,875	5,056,406
*Zimvie, Inc.	4,187	94,208
Zoetis, Inc.	135,188	23,962,073
Zynex, Inc.	1	4

TOTAL HEALTH CARE		1,794,923,190

INDUSTRIALS (13.1%)
3M Co.	187,024	26,972,601
#A. O. Smith Corp.	91,769	5,362,063
#AAON, Inc.	74,032	3,608,320
*AAR Corp.	44,965	2,112,456
ABM Industries, Inc.	87,033	4,201,083
*Acacia Research Corp.	23,858	111,894
ACCO Brands Corp.	113,607	832,739
Acme United Corp.	1,355	44,701
Acuity Brands, Inc.	30,763	5,306,002
#ADT, Inc.	70,572	483,418
Advanced Drainage Systems, Inc.	58,874	6,032,230
AECOM	155,336	10,960,508
*Aerojet Rocketdyne Holdings, Inc.	107,323	4,290,774
*AeroVironment, Inc.	29,737	2,388,476
AGCO Corp.	69,560	8,861,944
Air Lease Corp.	137,256	5,528,672
*Air T, Inc.	720	12,600
*Air Transport Services Group, Inc.	70,821	2,216,697

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
Alamo Group, Inc.	12,917	$1,633,225
*Alaska Air Group, Inc.	106,101	5,770,833
Albany International Corp.	42,428	3,318,718
*Allegiant Travel Co.	18,652	2,894,604
Allegion PLC	68,360	7,809,446
Allied Motion Technologies, Inc.	16,723	407,038
Allison Transmission Holdings, Inc.	150,181	5,622,777
Altra Industrial Motion Corp.	47,615	1,856,985
AMERCO	18,132	9,709,323
*Ameresco, Inc., Class A	23,292	1,174,848
#*American Airlines Group, Inc.	98,041	1,840,230
*American Superconductor Corp.	1,238	6,599
*American Woodmark Corp.	15,256	714,744
AMETEK, Inc.	94,979	11,992,049
*API Group Corp.	97,145	1,803,011
Apogee Enterprises, Inc.	24,876	1,094,544
Applied Industrial Technologies, Inc.	35,912	3,759,627
ArcBest Corp.	19,222	1,387,060
Arcosa, Inc.	67,851	3,632,064
Argan, Inc.	18,143	667,300
#*Armstrong Flooring, Inc.	17,150	28,126
Armstrong World Industries, Inc.	50,229	4,252,387
*ASGN, Inc.	67,596	7,668,766
Astec Industries, Inc.	18,369	718,228
*Astronics Corp.	12,136	117,598
*Astronics Corp., Class B	13,053	128,637
*Atkore, Inc.	53,884	5,178,252
*Atlas Air Worldwide Holdings, Inc., Class A	30,937	2,132,797
#*Avis Budget Group, Inc.	89,568	23,974,667
*Axon Enterprise, Inc.	23,857	2,676,755
*AZEK Co., Inc. (The)	97,241	2,065,399
AZZ, Inc.	30,837	1,407,401
Barnes Group, Inc.	69,715	2,341,030
Barrett Business Services, Inc.	8,880	639,094
*Beacon Roofing Supply, Inc.	84,133	5,016,851
*Blue Bird Corp.	6,281	100,684
*BlueLinx Holdings, Inc.	2,738	182,542
*Boeing Co. (The)	49,624	7,386,036
Boise Cascade Co.	47,320	3,576,446
#Booz Allen Hamilton Holding Corp.	113,562	9,270,066
Brady Corp., Class A	49,275	2,205,056
*BrightView Holdings, Inc.	31,023	392,751
Brink’s Co. (The)	63,120	3,720,924
*Builders FirstSource, Inc.	253,502	15,608,118
BWX Technologies, Inc.	97,824	5,079,022
*CACI International, Inc., Class A	25,681	6,813,169
Canadian Pacific Railway, Ltd.	27,326	2,000,810
Carlisle Cos., Inc.	61,993	16,078,504
Carrier Global Corp.	344,778	13,194,654
*Casella Waste Systems, Inc.	47,211	3,882,633
Caterpillar, Inc.	205,809	43,331,027
*CBIZ, Inc.	77,691	3,254,476
*CECO Environmental Corp.	15,882	75,440
#CH Robinson Worldwide, Inc.	82,953	8,805,461
*Chart Industries, Inc.	41,063	6,932,256
*Cimpress PLC	10,610	535,911

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
Cintas Corp.	53,757	$21,355,506
*CIRCOR International, Inc.	5,263	103,418
#*Clarivate PLC	37,421	586,761
*Clean Harbors, Inc.	66,715	7,000,405
Columbus McKinnon Corp.	25,406	900,643
Comfort Systems USA, Inc.	45,891	3,874,118
*Commercial Vehicle Group, Inc.	27,123	194,743
CompX International, Inc.	294	6,242
*Construction Partners, Inc., Class A	36,408	939,690
*Copa Holdings SA, Class A	24,894	1,876,261
*Copart, Inc.	159,926	18,175,590
*Cornerstone Building Brands, Inc.	96,351	2,350,001
Costamare, Inc.	166,373	2,231,062
*CoStar Group, Inc.	72,796	4,631,282
Covenant Logistics Group, Inc.	10,091	207,269
CRA International, Inc.	8,810	725,680
Crane Co.	65,120	6,266,498
CSW Industrials, Inc.	17,286	1,823,846
CSX Corp.	971,238	33,352,313
Cummins, Inc.	71,243	13,478,463
Curtiss-Wright Corp.	59,643	8,523,581
*Daseke, Inc.	17,245	144,858
Deere & Co.	91,321	34,478,244
*Delta Air Lines, Inc.	294,414	12,668,634
Deluxe Corp.	31,532	853,887
Donaldson Co., Inc.	90,134	4,420,171
Douglas Dynamics, Inc.	36,414	1,127,377
Dover Corp.	78,553	10,471,115
*Ducommun, Inc.	13,021	664,982
*Dun & Bradstreet Holdings, Inc.	30,847	487,074
*DXP Enterprises, Inc.	19,774	467,260
*Dycom Industries, Inc.	47,154	4,003,846
#Eagle Bulk Shipping, Inc.	9,827	611,632
Eastern Co. (The)	4,389	101,386
Eaton Corp PLC	123,253	17,874,150
EMCOR Group, Inc.	65,436	6,967,625
Emerson Electric Co.	177,967	16,049,064
Encore Wire Corp.	24,538	2,768,132
#*Energy Recovery, Inc.	10,144	187,867
Enerpac Tool Group Corp.	66,424	1,333,794
EnerSys	54,505	3,567,897
Ennis, Inc.	34,455	594,349
#EnPro Industries, Inc.	24,982	2,328,572
Equifax, Inc.	33,624	6,843,156
*Esab Corp.	33,269	1,563,643
ESCO Technologies, Inc.	26,829	1,675,471
*Espey Mfg. & Electronics Corp.	1,611	21,040
*Evoqua Water Technologies Corp.	69,490	2,897,038
Expeditors International of Washington, Inc.	67,696	6,706,643
#Exponent, Inc.	51,238	4,909,113
Fastenal Co.	231,455	12,801,776
Federal Signal Corp.	72,771	2,476,397
FedEx Corp.	83,096	16,514,499
Flowserve Corp.	56,821	1,858,615
#*Fluor Corp.	70,964	1,756,359
*Forrester Research, Inc.	17,918	997,853

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
Fortive Corp.	71,556	$4,114,470
Fortune Brands Home & Security, Inc.	95,980	6,838,575
Forward Air Corp.	33,360	3,234,919
*Franklin Covey Co.	12,028	481,962
Franklin Electric Co., Inc.	47,903	3,350,336
*FTI Consulting, Inc.	64,579	10,184,754
#*Fuelcell Energy, Inc.	150,830	615,386
*Gates Industrial Corp. PLC	38,214	487,229
GATX Corp.	36,737	3,798,238
Genco Shipping & Trading, Ltd.	39,454	869,172
*Gencor Industries, Inc.	11,809	118,326
*Generac Holdings, Inc.	81,900	17,967,222
General Dynamics Corp.	69,225	16,373,789
General Electric Co.	57,007	4,249,872
*Gibraltar Industries, Inc.	38,574	1,459,640
Global Industrial Co.	28,569	881,639
*GMS, Inc.	49,755	2,385,752
Gorman-Rupp Co. (The)	35,444	1,129,246
Graco, Inc.	159,291	9,879,228
GrafTech International, Ltd.	160,212	1,454,725
Graham Corp.	5,268	38,404
Granite Construction, Inc.	33,373	989,509
*Great Lakes Dredge & Dock Corp.	76,239	1,052,861
Greenbrier Cos., Inc. (The)	35,989	1,537,090
Griffon Corp.	65,896	1,232,914
*GXO Logistics, Inc.	135,038	7,992,899
H&E Equipment Services, Inc.	50,923	1,806,748
*Harsco Corp.	70,693	722,482
*Hawaiian Holdings, Inc.	45,920	778,803
Healthcare Services Group, Inc.	25,446	434,872
Heartland Express, Inc.	50,422	695,824
HEICO Corp.	29,600	4,180,408
HEICO Corp., Class A	43,557	5,080,488
Heidrick & Struggles International, Inc.	21,359	682,634
Helios Technologies, Inc.	30,162	2,026,283
Herc Holdings, Inc.	35,578	4,547,580
*Heritage-Crystal Clean, Inc.	20,432	557,794
Hexcel Corp.	83,484	4,538,190
Hillenbrand, Inc.	101,413	4,139,679
HNI Corp.	56,891	2,027,595
Honeywell International, Inc.	135,984	26,314,264
Howmet Aerospace, Inc.	248,746	8,487,214
*Hub Group, Inc., Class A	38,908	2,613,061
Hubbell, Inc.	45,870	8,961,163
#Huntington Ingalls Industries, Inc.	42,511	9,043,790
Hurco Cos., Inc.	7,633	216,548
*Huron Consulting Group, Inc., Class A	21,724	1,124,869
Hyster-Yale Materials Handling, Inc.	8,554	262,779
*IAA, Inc.	112,378	4,118,654
ICF International, Inc.	23,152	2,287,649
IDEX Corp.	33,824	6,420,472
*IES Holdings, Inc., Class A	14,183	415,562
Illinois Tool Works, Inc.	94,497	18,626,304
*Infrastructure and Energy Alternatives, Inc.	4,735	44,272
Ingersoll Rand, Inc.	175,424	7,711,639
#*INNOVATE Corp.	24,247	73,468

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Innovative Solutions and Support, Inc.	12,137	$90,785
Insperity, Inc.	49,675	5,268,034
Insteel Industries, Inc.	26,176	1,110,386
Interface, Inc.	51,051	647,837
ITT, Inc.	91,331	6,413,263
Jacobs Engineering Group, Inc.	55,936	7,749,933
JB Hunt Transport Services, Inc.	72,739	12,427,458
*JELD-WEN Holding, Inc.	52,528	1,092,057
*JetBlue Airways Corp.	200,010	2,202,110
John Bean Technologies Corp., Class A	33,080	3,899,801
Johnson Controls International PLC	255,749	15,311,693
Kadant, Inc.	11,802	2,183,370
Kaman Corp.	35,198	1,373,074
*KAR Auction Services, Inc.	143,574	2,104,795
KBR, Inc.	173,729	8,552,679
Kelly Services, Inc., Class A	42,635	822,429
Kennametal, Inc.	77,831	2,002,592
Kforce, Inc.	68,220	4,778,811
Kimball International, Inc., Class B	20,205	155,174
*Kirby Corp.	51,760	3,374,752
Knight-Swift Transportation Holdings, Inc.	164,913	7,897,684
Korn Ferry	64,414	3,957,596
*Kratos Defense & Security Solutions, Inc.	120,050	1,821,159
*L.B. Foster Co., Class A	7,453	105,833
L3Harris Technologies, Inc.	57,497	13,354,253
Landstar System, Inc.	34,319	5,316,013
*Lawson Products, Inc.	6,706	254,761
Leidos Holdings, Inc.	108,456	11,226,281
Lennox International, Inc.	17,301	3,688,400
Lincoln Electric Holdings, Inc.	62,147	8,373,065
Lindsay Corp.	13,067	1,766,005
Lockheed Martin Corp.	63,808	27,572,713
LSI Industries, Inc.	5,661	40,703
*Lyft, Inc., Class A	25,438	829,279
*Manitex International, Inc.	10,732	82,851
*Manitowoc Co., Inc. (The)	24,780	328,087
ManpowerGroup, Inc.	55,225	4,981,295
ManTech International Corp., Class A	33,094	2,658,772
Marten Transport, Ltd.	99,708	1,732,925
Masco Corp.	82,338	4,338,389
*Masonite International Corp.	27,403	2,124,281
*MasTec, Inc.	84,689	6,098,455
*Mastech Digital, Inc.	2,364	43,545
Matson, Inc.	62,790	5,401,196
Matthews International Corp., Class A	17,322	516,369
Maxar Technologies, Inc.	49,012	1,578,677
McGrath RentCorp.	34,506	2,879,871
*Mercury Systems, Inc.	49,450	2,758,816
*Meritor, Inc.	96,551	3,467,146
*Middleby Corp. (The)	42,440	6,531,092
Miller Industries, Inc.	10,037	269,092
MillerKnoll, Inc.	74,213	2,354,778
*Montrose Environmental Group, Inc.	3,625	164,466
Moog, Inc., Class A	35,237	2,814,379
*MRC Global, Inc.	9,604	115,152
MSA Safety, Inc.	51,758	6,246,673

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
MSC Industrial Direct Co., Inc.	44,483	$3,685,861
Mueller Industries, Inc.	68,537	3,711,279
Mueller Water Products, Inc., Class A	178,158	2,143,241
*MYR Group, Inc.	29,155	2,305,869
National Presto Industries, Inc.	4,062	288,930
Nielsen Holdings PLC	179,343	4,808,186
NL Industries, Inc.	26,449	181,969
Nordson Corp.	39,534	8,527,088
Norfolk Southern Corp.	111,000	28,624,680
Northrop Grumman Corp.	43,073	18,926,276
*Northwest Pipe Co.	11,077	295,867
*NOW, Inc.	101,609	1,107,538
*NV5 Global, Inc.	15,026	1,800,115
nVent Electric PLC	97,658	3,298,887
Old Dominion Freight Line, Inc.	122,759	34,387,251
#Omega Flex, Inc.	3,089	342,879
*Orion Group Holdings, Inc.	8,094	21,530
Oshkosh Corp.	76,935	7,111,871
Otis Worldwide Corp.	106,978	7,792,278
Owens Corning	112,134	10,196,345
PACCAR, Inc.	203,306	16,884,563
*PAM Transportation Services, Inc.	22,172	673,807
Pangaea Logistics Solutions, Ltd.	14,834	70,907
Parker-Hannifin Corp.	81,535	22,081,309
Park-Ohio Holdings Corp.	10,377	99,515
*Parsons Corp.	33,125	1,223,306
Patriot Transportation Holding, Inc.	1,695	13,391
Pentair PLC	131,990	6,698,493
*Perma-Pipe International Holdings, Inc.	2,769	33,671
*PGT Innovations, Inc.	68,419	1,215,806
Pineapple Energy, Inc.	1,608	4,888
Pitney Bowes, Inc.	123,371	650,165
#*Plug Power, Inc.	62,274	1,308,999
Powell Industries, Inc.	3,251	62,744
Preformed Line Products Co.	4,777	284,232
Primoris Services Corp.	68,186	1,580,551
*Proto Labs, Inc.	2,694	114,791
Quanex Building Products Corp.	37,564	721,980
Quanta Services, Inc.	128,556	14,909,925
*Radiant Logistics, Inc.	48,514	279,926
Raytheon Technologies Corp.	380,973	36,158,147
*RBC Bearings, Inc.	17,709	2,981,310
*Red Violet, Inc.	746	19,456
Regal Rexnord Corp.	89,905	11,439,512
Republic Services, Inc.	174,580	23,440,857
*Resideo Technologies, Inc.	83,116	1,869,279
Resources Connection, Inc.	35,814	615,643
REV Group, Inc.	22,798	271,752
Robert Half International, Inc.	106,914	10,510,715
Rockwell Automation, Inc.	43,618	11,020,960
Rollins, Inc.	129,183	4,332,798
Roper Technologies, Inc.	20,116	9,452,911
Rush Enterprises, Inc., Class A	47,414	2,412,424
Rush Enterprises, Inc., Class B	1,962	95,059
Ryder System, Inc.	66,203	4,627,590
*Saia, Inc.	36,325	7,481,497

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
Schneider National, Inc., Class B	36,519	$862,944
Science Applications International Corp.	58,604	4,877,611
*Sensata Technologies Holding PLC	144,967	6,582,951
Shyft Group, Inc. (The)	33,958	864,910
*Sifco Industries, Inc.	1,400	5,712
Simpson Manufacturing Co., Inc.	52,212	5,412,818
*SiteOne Landscape Supply, Inc.	29,592	4,173,360
*SkyWest, Inc.	67,776	1,975,670
Snap-on, Inc.	41,245	8,764,150
*Southwest Airlines Co.	305,731	14,283,752
*SP Plus Corp.	19,607	558,800
Spirit AeroSystems Holdings, Inc., Class A	75,643	3,180,032
#*Spirit Airlines, Inc.	64,255	1,517,061
*SPX Corp.	49,487	2,073,505
Standex International Corp.	13,639	1,282,612
Stanley Black & Decker, Inc.	57,573	6,917,396
Steelcase, Inc., Class A	51,545	604,623
*Stericycle, Inc.	77,013	3,865,282
*Sterling Construction Co., Inc.	18,672	427,402
#*Sunrun, Inc.	153,081	3,058,558
#Tecnoglass, Inc.	23,395	522,410
Tennant Co.	22,176	1,432,126
Terex Corp.	89,597	3,046,298
Tetra Tech, Inc.	53,241	7,415,406
Textainer Group Holdings, Ltd.	75,350	2,527,239
Textron, Inc.	149,473	10,351,005
*Thermon Group Holdings, Inc.	2,215	33,225
Timken Co. (The)	75,957	4,378,161
*Titan International, Inc.	55,186	764,878
*Titan Machinery, Inc.	26,746	630,671
Toro Co. (The)	102,510	8,214,126
Trane Technologies PLC	102,446	14,331,171
*Transcat, Inc.	5,991	437,343
*TransDigm Group, Inc.	10,360	6,162,232
TransUnion	43,924	3,844,228
*Trex Co., Inc.	115,641	6,729,150
*TriNet Group, Inc.	64,803	5,748,026
#Trinity Industries, Inc.	199,000	5,520,260
Triton International, Ltd.	85,125	5,200,286
*TrueBlue, Inc.	43,318	1,107,641
*Twin Disc, Inc.	9,373	131,128
*Uber Technologies, Inc.	5,570	175,344
UFP Industries, Inc.	91,493	7,078,813
UniFirst Corp.	15,110	2,603,453
Union Pacific Corp.	278,779	65,315,132
#*United Airlines Holdings, Inc.	158,412	7,999,806
United Parcel Service, Inc., Class B	216,878	39,033,702
*United Rentals, Inc.	65,980	20,883,990
*Univar Solutions, Inc.	123,237	3,588,661
Universal Logistics Holdings, Inc.	11,923	241,798
*Upwork, Inc.	2,697	56,556
*»US Ecology, Inc.	28,025	1,344,920
*USA Truck, Inc.	7,165	117,578
Valmont Industries, Inc.	20,135	5,009,789
*Vectrus, Inc.	12,323	444,860
Verisk Analytics, Inc.	46,008	9,387,932

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Veritiv Corp.	17,545	$2,465,774
*Viad Corp.	19,731	646,190
*Vicor Corp.	15,264	923,777
*Vidler Water Resources, Inc.	10,795	169,913
*Virco MFG. Corp.	2,861	7,954
VSE Corp.	9,364	405,555
Wabash National Corp.	61,829	884,773
Waste Management, Inc.	117,611	19,339,953
<»Watsco, Inc.	1,750	470,610
Watsco, Inc.	25,424	6,782,615
Watts Water Technologies, Inc., Class A	28,568	3,641,277
*Welbilt, Inc.	92,803	2,192,007
Werner Enterprises, Inc.	100,857	3,996,963
*WESCO International, Inc.	60,156	7,414,829
Westinghouse Air Brake Technologies Corp.	76,965	6,919,923
*Willdan Group, Inc.	2,228	59,889
*Willis Lease Finance Corp.	4,690	145,859
*WillScot Mobile Mini Holdings Corp.	226,511	7,950,536
Woodward, Inc.	58,994	6,517,657
WW Grainger, Inc.	27,337	13,669,320
*XPO Logistics, Inc.	135,730	7,300,917
Xylem, Inc.	88,689	7,139,465
Zurn Water Solutions Corp.	133,235	4,159,597

TOTAL INDUSTRIALS		1,897,406,063

INFORMATION TECHNOLOGY (23.1%)
*3D Systems Corp.	110,805	1,256,529
A10 Networks, Inc.	43,999	628,306
Accenture PLC, Class A	158,561	47,625,382
*ACI Worldwide, Inc.	138,331	3,820,702
*ACM Research, Inc., Class A	3,339	50,452
*Adobe, Inc.	63,257	25,046,609
ADTRAN, Inc.	63,131	1,097,848
Advanced Energy Industries, Inc.	36,486	2,791,909
*Advanced Micro Devices, Inc.	277,424	23,725,300
*Agilysys, Inc.	15,692	577,623
*Akamai Technologies, Inc.	82,108	9,219,086
*Alarm.com Holdings, Inc.	20,080	1,226,486
*Alithya Group, Inc., Class A	12,595	28,717
Alliance Data Systems Corp.	26,308	1,441,678
*Alpha & Omega Semiconductor, Ltd.	29,644	1,271,728
*Altair Engineering, Inc., Class A	7,687	417,558
*Alteryx, Inc., Class A	4,918	315,736
*Ambarella, Inc.	29,685	2,436,545
Amdocs, Ltd.	66,284	5,282,172
American Software, Inc., Class A	22,587	386,238
Amkor Technology, Inc.	349,733	6,578,478
Amphenol Corp., Class A	137,941	9,862,781
*Amtech Systems, Inc.	13,210	120,343
Analog Devices, Inc.	183,753	28,367,788
*Anaplan, Inc.	15,173	986,093
*ANSYS, Inc.	28,540	7,868,193
*Appfolio, Inc., Class A	6,461	671,039
Apple, Inc.	4,579,674	721,985,606
Applied Materials, Inc.	324,456	35,803,720
*Arista Networks, Inc.	139,938	16,172,635

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Arlo Technologies, Inc.	50,947	$394,330
*Arrow Electronics, Inc.	74,625	8,795,302
*Aspen Technology, Inc.	48,739	7,727,081
*AstroNova, Inc.	3,998	53,853
*Atlassian Corp. PLC, Class A	17,274	3,883,713
*Autodesk, Inc.	28,756	5,442,936
Automatic Data Processing, Inc.	109,662	23,926,055
*Avalara, Inc.	6,260	476,198
*Avaya Holdings Corp.	30,955	286,334
#*Aviat Networks, Inc.	5,980	178,802
*Avid Technology, Inc.	44,050	1,396,825
Avnet, Inc.	117,209	5,117,345
*Aware, Inc.	6,547	18,332
*Axcelis Technologies, Inc.	43,186	2,351,478
*AXT, Inc.	45,804	270,244
Azenta, Inc.	65,946	4,943,312
Badger Meter, Inc.	38,212	3,083,326
Bel Fuse, Inc., Class A	1,600	34,928
Bel Fuse, Inc., Class B	6,388	104,188
Belden, Inc.	27,766	1,433,559
Benchmark Electronics, Inc.	42,938	1,020,207
*Bill.com Holdings, Inc.	2,101	358,662
BK Technologies Corp.	766	1,769
*Black Knight, Inc.	74,055	4,872,078
#*Blackbaud, Inc.	27,523	1,596,609
*Blackline, Inc.	9,798	656,956
*Block, Inc., Class A	10,776	1,072,643
*BM Technologies, Inc.	4,560	34,656
*Bottomline Technologies DE, Inc.	18,740	1,061,059
*Box, Inc., Class A	91,068	2,788,502
*Brightcove, Inc.	10,100	71,205
Broadcom, Inc.	110,212	61,100,431
Broadridge Financial Solutions, Inc.	70,292	10,131,186
*Cadence Design Systems, Inc.	104,315	15,735,918
*CalAmp Corp.	17,963	98,258
*Calix, Inc.	67,844	2,707,654
Cass Information Systems, Inc.	13,663	528,895
CDK Global, Inc.	82,403	4,483,547
CDW Corp.	93,244	15,215,556
*Cerence, Inc.	28,413	838,183
*Ceridian HCM Holding, Inc.	31,327	1,758,385
*CEVA, Inc.	22,343	811,945
*ChannelAdvisor Corp.	18,912	274,413
*Ciena Corp.	152,667	8,422,638
*Cirrus Logic, Inc.	83,521	6,330,892
Cisco Systems, Inc.	1,363,532	66,785,797
Citrix Systems, Inc.	52,991	5,304,399
#*Clearfield, Inc.	10,436	607,688
*Cloudflare, Inc., Class A	1,323	113,963
CMC Materials, Inc.	26,914	4,815,184
Cognex Corp.	70,861	4,792,329
Cognizant Technology Solutions Corp., Class A	177,449	14,355,624
*Cognyte Software, Ltd.	47,258	320,409
*Coherent, Inc.	21,682	5,808,608
*Cohu, Inc.	85,825	2,279,512
*CommScope Holding Co., Inc.	24,006	144,756

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*CommVault Systems, Inc.	12,443	$759,023
*Computer Task Group, Inc.	11,157	106,549
Comtech Telecommunications Corp.	1,158	15,749
Concentrix Corp.	54,383	8,564,235
*Conduent, Inc.	138,700	780,881
*Consensus Cloud Solutions, Inc.	16,488	869,247
Corning, Inc.	411,714	14,488,216
#*Corsair Gaming, Inc.	831	12,573
*Coupa Software, Inc.	3,656	315,513
*Crowdstrike Holdings, Inc., Class A	3,084	612,976
CSG Systems International, Inc.	46,030	2,829,464
CTS Corp.	33,147	1,172,409
*Cyberoptics Corp.	4,601	195,128
*Datadog, Inc., Class A	1,440	173,923
*Datto Holding Corp.	9,567	331,975
Dell Technologies, Inc.	90,476	4,253,277
*Digi International, Inc.	31,463	595,280
*Diodes, Inc.	62,467	4,561,965
*DocuSign, Inc.	9,517	770,877
Dolby Laboratories, Inc., Class A	46,615	3,611,264
*DoubleVerify Holdings, Inc.	36,404	791,787
*Dropbox, Inc., Class A	163,465	3,555,364
*Duck Creek Technologies, Inc.	10,200	162,486
*DXC Technology Co.	105,148	3,017,748
*Dynatrace, Inc.	19,672	754,618
*DZS, Inc.	15,810	191,143
#Ebix, Inc.	22,632	674,434
*EMCORE Corp.	21,229	73,240
*Enphase Energy, Inc.	56,638	9,141,373
Entegris, Inc.	137,603	15,327,598
*Envestnet, Inc.	28,156	2,242,344
*EPAM Systems, Inc.	20,188	5,349,618
*ePlus, Inc.	33,574	1,896,260
*Euronet Worldwide, Inc.	48,205	5,864,138
EVERTEC, Inc.	68,932	2,715,921
*Evo Payments, Inc., Class A	10,506	236,700
*ExlService Holdings, Inc.	33,430	4,551,495
*Extreme Networks, Inc.	26,352	252,979
*F5, Inc.	34,465	5,769,786
*Fabrinet	49,441	4,854,612
*Fair Isaac Corp.	27,005	10,086,638
*FARO Technologies, Inc.	20,013	686,246
Fidelity National Information Services, Inc.	87,534	8,678,996
*First Solar, Inc.	79,135	5,779,229
*Fiserv, Inc.	101,545	9,943,286
*FleetCor Technologies, Inc.	54,991	13,721,354
*Flex, Ltd.	381,924	6,297,927
*FormFactor, Inc.	101,796	3,879,446
*Fortinet, Inc.	56,862	16,433,687
*Frequency Electronics, Inc.	4,145	33,616
*Gartner, Inc.	38,872	11,294,260
Genpact, Ltd.	180,502	7,268,816
Global Payments, Inc.	103,883	14,229,893
*Globant SA	16,427	3,548,068
*GoDaddy, Inc., Class A	42,609	3,443,233
*Grid Dynamics Holdings, Inc.	1,965	27,353

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*GSI Technology, Inc.	13,940	$51,299
*Guidewire Software, Inc.	20,878	1,815,133
Hackett Group, Inc. (The)	31,360	736,646
*Harmonic, Inc.	89,298	741,173
Hewlett Packard Enterprise Co.	640,888	9,876,084
HP, Inc., Class A	341,692	12,516,178
*HubSpot, Inc.	5,631	2,136,570
*Ichor Holdings, Ltd.	23,628	687,811
*Identiv, Inc.	1,600	19,504
#*II-VI, Inc.	56,596	3,464,241
#*Infinera Corp.	181,441	1,395,281
Information Services Group, Inc.	22,709	142,385
*Insight Enterprises, Inc.	43,679	4,340,382
Intel Corp.	1,962,169	85,530,947
InterDigital, Inc.	31,560	1,794,186
International Business Machines Corp.	287,384	37,995,039
*International Money Express, Inc.	14,950	297,056
*inTEST Corp.	2,800	22,204
*Intevac, Inc.	13,969	71,102
Intuit, Inc.	44,897	18,800,619
*IPG Photonics Corp.	38,452	3,632,945
*Iteris, Inc.	21,217	54,740
*Itron, Inc.	38,719	1,849,994
Jabil, Inc.	290,916	16,794,581
Jack Henry & Associates, Inc.	44,801	8,493,374
#*Jamf Holding Corp.	16,486	507,769
Juniper Networks, Inc.	181,204	5,711,550
*Key Tronic Corp.	5,745	30,851
*Keysight Technologies, Inc.	98,738	13,849,979
*Kimball Electronics, Inc., Class B	17,079	304,689
KLA Corp.	61,871	19,752,935
*Knowles Corp.	123,059	2,279,053
#Kulicke & Soffa Industries, Inc.	94,212	4,372,379
*KVH Industries, Inc.	13,737	109,484
*Kyndryl Holdings, Inc.	43,169	513,279
Lam Research Corp.	66,761	31,094,603
*Lattice Semiconductor Corp.	104,632	5,026,521
#*Limelight Networks, Inc.	71,556	255,455
Littelfuse, Inc.	19,043	4,365,608
*LiveRamp Holdings, Inc.	77,398	2,424,105
#*Lumentum Holdings, Inc.	38,040	3,089,228
*Luna Innovations, Inc.	21,473	118,531
*MACOM Technology Solutions Holdings, Inc.	50,120	2,553,614
*MagnaChip Semiconductor Corp.	16,223	296,719
*Mandiant, Inc.	122,923	2,701,848
*Manhattan Associates, Inc.	73,975	9,657,436
Marvell Technology, Inc.	315,383	18,317,445
Mastercard, Inc., Class A	250,687	91,094,642
Maximus, Inc.	69,008	5,029,303
*MaxLinear, Inc.	66,814	3,198,386
Methode Electronics, Inc.	56,844	2,535,811
Microchip Technology, Inc.	389,179	25,374,471
Micron Technology, Inc.	454,565	30,996,787
Microsoft Corp.	2,043,764	567,185,385
*Mimecast, Ltd.	18,611	1,482,924
*Mitek Systems, Inc.	23,421	261,613

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
MKS Instruments, Inc.	54,815	$6,247,814
*MoneyGram International, Inc.	36,366	368,388
*MongoDB, Inc.	3,554	1,261,421
Monolithic Power Systems, Inc.	16,445	6,450,387
Motorola Solutions, Inc.	42,792	9,144,222
*Napco Security Technologies, Inc.	14,178	248,115
National Instruments Corp.	83,740	3,026,364
*NCR Corp.	113,675	3,982,035
*NeoPhotonics Corp.	41,502	628,340
NetApp, Inc.	127,047	9,306,193
#*NETGEAR, Inc.	33,512	727,210
#*NetScout Systems, Inc.	86,160	2,653,728
*NetSol Technologies, Inc.	3,510	13,268
NortonLifeLock, Inc.	162,297	4,063,917
*Novanta, Inc.	31,116	4,004,629
NVE Corp.	1,920	89,050
NVIDIA Corp.	320,104	59,369,689
NXP Semiconductors NV	79,728	13,625,515
*Okta, Inc.	24,745	2,952,326
*ON Semiconductor Corp.	485,091	25,278,092
*OneSpan, Inc.	29,384	415,196
*Onto Innovation, Inc.	61,919	4,404,918
Oracle Corp.	653,907	47,996,774
*OSI Systems, Inc.	32,122	2,540,850
*Pagerduty, Inc.	20,440	583,971
*Palantir Technologies, Inc., Class A	12,273	127,639
*Palo Alto Networks, Inc.	5,073	2,847,373
#*Par Technology Corp.	8,949	295,675
Paychex, Inc.	127,553	16,164,792
*Paycom Software, Inc.	36,644	10,314,187
*Paylocity Holding Corp.	22,498	4,266,296
*PayPal Holdings, Inc.	103,174	9,072,090
PC Connection, Inc.	35,366	1,750,263
*PDF Solutions, Inc.	46,404	1,078,893
Pegasystems, Inc.	23,174	1,774,897
*Perficient, Inc.	47,630	4,734,898
*PFSweb, Inc.	13,787	156,482
*Photronics, Inc.	80,157	1,201,553
*Ping Identity Holding Corp.	35,124	917,790
*Plantronics, Inc.	11,448	456,317
*Plexus Corp.	40,731	3,304,913
Power Integrations, Inc.	53,894	4,311,520
#Progress Software Corp.	60,746	2,914,593
*PTC, Inc.	33,012	3,770,301
*Pure Storage, Inc., Class A	58,264	1,707,135
*Q2 Holdings, Inc.	1,674	86,596
*Qorvo, Inc.	83,145	9,460,238
QUALCOMM, Inc.	459,407	64,174,564
*Qualtrics International, Inc., Class A	9,913	183,787
*Qualys, Inc.	22,950	3,127,626
*Rambus, Inc.	130,757	3,257,157
*Ribbon Communications, Inc.	119,121	410,967
Richardson Electronics, Ltd.	8,608	103,124
*RingCentral, Inc., Class A	6,923	587,417
*Rogers Corp.	18,659	5,051,364
#*Sailpoint Technologies Holdings, Inc.	18,672	1,191,834

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*salesforce.com, Inc.	58,075	$10,217,715
*Sanmina Corp.	93,016	3,803,424
*Sapiens International Corp. NV	24,122	560,595
*ScanSource, Inc.	24,269	830,971
Seagate Technology Holdings PLC	136,170	11,171,387
*SecureWorks Corp., Class A	4,100	45,264
*Semtech Corp.	54,565	3,252,074
*ServiceNow, Inc.	6,376	3,048,366
*Silicon Laboratories, Inc.	24,447	3,298,145
Skyworks Solutions, Inc.	102,705	11,636,477
#*SMART Global Holdings, Inc.	55,679	1,261,686
*Snowflake, Inc., Class A	10,850	1,860,124
*SolarEdge Technologies, Inc.	55,289	13,844,918
SolarWinds Corp.	8,622	106,654
*Splunk, Inc.	8,690	1,060,354
*SPS Commerce, Inc.	18,794	2,248,326
SS&C Technologies Holdings, Inc.	102,587	6,633,275
*StarTek, Inc.	2,201	8,254
*Stratasys, Ltd.	63,023	1,222,016
*Sumo Logic, Inc.	22,535	211,378
*SunPower Corp.	654	10,798
*Super Micro Computer, Inc.	39,022	1,642,826
Switch, Inc., Class A	27,686	826,704
*Synaptics, Inc.	38,725	5,748,339
#*Synchronoss Technologies, Inc.	9,326	11,937
*Synopsys, Inc.	45,188	12,959,467
TD SYNNEX Corp.	51,926	5,197,273
TE Connectivity, Ltd.	145,751	18,186,810
*Teledyne Technologies, Inc.	28,498	12,298,312
*Teradata Corp.	119,470	4,940,085
Teradyne, Inc.	132,881	14,013,630
*Tessco Technologies, Inc.	4,550	27,232
Texas Instruments, Inc.	302,728	51,539,442
*Trade Desk, Inc. (The), Class A	81,494	4,801,626
*TransAct Technologies, Inc.	6,652	43,903
*Trimble, Inc.	75,382	5,027,979
TTEC Holdings, Inc.	60,875	4,493,184
*TTM Technologies, Inc.	277,818	3,875,561
*Twilio, Inc., Class A	30,521	3,412,858
*Tyler Technologies, Inc.	7,053	2,783,890
#Ubiquiti, Inc.	25,793	7,280,074
*Ultra Clean Holdings, Inc.	51,451	1,603,728
*Unisys Corp.	24,580	349,282
*Unity Software, Inc.	12,781	848,786
Universal Display Corp.	12,918	1,650,016
*Varonis Systems, Inc.	29,295	1,265,544
#*Veeco Instruments, Inc.	52,282	1,198,303
*Verint Systems, Inc.	62,117	3,389,104
*VeriSign, Inc.	27,032	4,830,348
*Verra Mobility Corp.	39,661	556,444
*Viasat, Inc.	46,525	1,712,585
*Viavi Solutions, Inc.	220,782	3,166,014
Visa, Inc., Class A	470,342	100,243,990
Vishay Intertechnology, Inc.	166,546	3,102,752
*Vishay Precision Group, Inc.	10,529	328,610
VMware, Inc., Class A	27,717	2,994,545

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
#*Vonage Holdings Corp.	203,547	$4,062,798
Vontier Corp.	90,877	2,328,269
Wayside Technology Group, Inc.	3,335	114,224
*Western Digital Corp.	121,675	6,457,292
Western Union Co. (The)	149,962	2,513,363
*WEX, Inc.	24,209	4,024,504
#*Wolfspeed, Inc.	93,734	8,596,345
*Workday, Inc., Class A	4,180	864,006
Xerox Holdings Corp.	154,174	2,682,628
Xperi Holding Corp.	103,817	1,619,545
*Zebra Technologies Corp.	38,675	14,296,601
*Zendesk, Inc.	6,932	845,981
*Zscaler, Inc.	4,859	985,114

TOTAL INFORMATION TECHNOLOGY		3,350,088,777

MATERIALS (4.8%)
AdvanSix, Inc.	33,592	1,496,188
Air Products and Chemicals, Inc.	41,118	9,624,490
Albemarle Corp.	64,468	12,431,364
Alcoa Corp.	149,015	10,103,217
*Allegheny Technologies, Inc.	82,330	2,237,729
*Alpha Metallurgical Resources, Inc.	26,288	4,067,805
Amcor PLC	586,021	6,950,209
American Vanguard Corp.	35,319	755,827
AptarGroup, Inc.	72,690	8,346,993
*Arconic Corp.	62,783	1,579,620
*Ardagh Metal Packaging SA	1,452	10,353
Ashland Global Holdings, Inc.	55,813	5,858,691
Avery Dennison Corp.	72,951	13,174,951
Avient Corp.	86,568	4,262,608
*Axalta Coating Systems, Ltd.	222,263	5,638,812
Balchem Corp.	33,229	4,093,813
Ball Corp.	215,396	17,481,539
*Berry Global Group, Inc.	132,934	7,490,831
Cabot Corp.	61,512	4,050,565
#Carpenter Technology Corp.	48,664	1,857,992
Celanese Corp.	78,281	11,502,610
*Century Aluminum Co.	97,314	1,641,687
CF Industries Holdings, Inc.	126,781	12,276,204
Chase Corp.	10,213	861,569
#Chemours Co. (The)	80,769	2,671,031
*Clearwater Paper Corp.	10,107	334,643
*Cleveland-Cliffs, Inc.	491,534	12,529,202
*Coeur Mining, Inc.	34,578	125,518
Commercial Metals Co.	152,451	6,250,491
Compass Minerals International, Inc.	31,852	1,883,409
*Contango Ore, Inc.	780	19,500
*Core Molding Technologies, Inc.	6,699	66,990
Corteva, Inc.	268,042	15,463,343
Crown Holdings, Inc.	102,078	11,232,663
Dow, Inc.	299,337	19,905,911
DuPont de Nemours, Inc.	130,422	8,598,722
Eagle Materials, Inc.	36,467	4,497,110
Eastman Chemical Co.	72,938	7,488,544
Ecolab, Inc.	27,894	4,723,570
Ecovyst, Inc.	61,402	617,704

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MATERIALS (Continued)
Element Solutions, Inc.	381,967	$7,876,160
*Ferroglobe PLC	46,356	298,996
FMC Corp.	62,923	8,339,814
Fortitude Gold Corp.	18,826	127,640
Freeport-McMoRan, Inc.	590,634	23,950,209
Friedman Industries, Inc.	5,121	47,472
FutureFuel Corp.	5,802	55,177
*GCP Applied Technologies, Inc.	84,839	2,661,399
Glatfelter Corp.	21,131	232,441
Graphic Packaging Holding Co.	348,613	7,599,763
Greif, Inc., Class A	31,524	1,912,876
Greif, Inc., Class B	12,847	749,751
Hawkins, Inc.	25,629	955,449
Haynes International, Inc.	11,807	461,418
HB Fuller Co.	57,717	3,849,724
Hecla Mining Co.	330,504	1,721,926
Huntsman Corp.	250,808	8,494,867
*Ingevity Corp.	39,963	2,393,784
Innospec, Inc.	26,545	2,530,004
International Flavors & Fragrances, Inc.	98,364	11,931,553
International Paper Co.	196,240	9,081,987
*Intrepid Potash, Inc.	11,849	907,396
Kaiser Aluminum Corp.	12,541	1,210,207
Koppers Holdings, Inc.	20,122	488,160
Kronos Worldwide, Inc.	49,435	752,401
Linde PLC	81,611	25,459,368
#*Livent Corp.	140,259	2,995,932
Louisiana-Pacific Corp.	123,644	7,977,511
*LSB Industries, Inc.	32,979	706,080
LyondellBasell Industries NV, Class A	222,534	23,595,280
Martin Marietta Materials, Inc.	27,518	9,747,426
Materion Corp.	25,789	2,195,933
Mercer International, Inc.	77,374	1,238,758
Minerals Technologies, Inc.	38,935	2,476,655
Mosaic Co. (The)	182,637	11,400,202
Myers Industries, Inc.	42,390	929,613
#Neenah, Inc.	11,606	410,852
NewMarket Corp.	6,401	2,077,829
Newmont Corp.	186,137	13,560,080
Nexa Resources SA	3,500	32,760
Northern Technologies International Corp.	5,456	63,126
Nucor Corp.	189,006	29,254,349
*O-I Glass, Inc.	131,033	1,766,325
Olin Corp.	190,908	10,958,119
Olympic Steel, Inc.	13,520	464,142
Orion Engineered Carbons SA	7,493	113,144
Packaging Corp. of America	77,057	12,419,277
PPG Industries, Inc.	121,324	15,528,259
Quaker Chemical Corp.	861	140,093
Ramaco Resources, Inc.	24,737	393,071
#*Ranpak Holdings Corp.	17,014	256,571
Reliance Steel & Aluminum Co.	84,299	16,712,277
Resolute Forest Products, Inc.	91,148	1,270,603
Royal Gold, Inc.	48,417	6,317,450
RPM International, Inc.	108,574	9,000,785

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MATERIALS (Continued)
Ryerson Holding Corp.	40,036	$1,473,725
Schnitzer Steel Industries, Inc.	32,779	1,495,706
Schweitzer-Mauduit International, Inc.	18,181	457,434
Scotts Miracle-Gro Co. (The)	49,036	5,096,311
Sealed Air Corp.	103,380	6,638,030
Sensient Technologies Corp.	39,299	3,324,695
Sherwin-Williams Co. (The)	83,820	23,047,147
Silgan Holdings, Inc.	133,963	5,943,938
Sonoco Products Co.	113,562	7,030,623
Southern Copper Corp.	23,869	1,486,323
Steel Dynamics, Inc.	239,403	20,528,807
Stepan Co.	30,427	3,106,901
*Summit Materials, Inc., Class A	142,692	3,966,838
SunCoke Energy, Inc.	77,821	647,471
*Sylvamo Corp.	32,567	1,454,117
*Synalloy Corp.	6,417	105,175
*TimkenSteel Corp.	52,972	1,094,931
*Trecora Resources	19,142	186,443
Tredegar Corp.	17,166	196,551
TriMas Corp.	54,796	1,618,674
Trinseo PLC	37,543	1,781,415
Tronox Holdings PLC, Class A	145,136	2,496,339
*UFP Technologies, Inc.	5,584	383,453
United States Lime & Minerals, Inc.	5,417	593,216
United States Steel Corp.	247,321	7,540,817
Valvoline, Inc.	131,965	3,989,302
*Venator Materials PLC	11,884	22,104
Vulcan Materials Co.	47,013	8,099,870
Warrior Met Coal, Inc.	52,807	1,799,135
Westlake Chemical Corp.	81,463	10,309,143
Westrock Co.	179,697	8,900,392
Worthington Industries, Inc.	66,883	3,181,624

TOTAL MATERIALS		690,293,112

REAL ESTATE (0.4%)
*Altisource Portfolio Solutions SA	3,696	40,065
*AMREP Corp.	2,552	32,819
*CBRE Group, Inc., Class A	203,955	16,936,423
*CKX Lands, Inc.	39	456
*Cushman & Wakefield PLC	141,046	2,524,723
Douglas Elliman, Inc.	51,753	313,623
*Forestar Group, Inc.	2,633	42,944
*FRP Holdings, Inc.	10,189	575,780
*Howard Hughes Corp. (The)	41,634	4,175,474
*Jones Lang LaSalle, Inc.	58,142	12,717,400
Kennedy-Wilson Holdings, Inc.	157,549	3,552,730
Marcus & Millichap, Inc.	41,605	1,863,488
Newmark Group, Inc., Class A	175,021	2,126,505
#*Rafael Holdings, Inc., Class B	16,227	34,888
*Realogy Holdings Corp.	9,307	102,005
St. Joe Co. (The)	62,256	3,312,642
*Stratus Properties, Inc.	7,315	307,230
*Tejon Ranch Co.	26,974	493,894
*Zillow Group, Inc., Class A	33,266	1,285,731

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
REAL ESTATE (Continued)
#*Zillow Group, Inc., Class C	69,022	$2,748,456

TOTAL REAL ESTATE		53,187,276

UTILITIES (2.0%)
AES Corp. (The)	204,415	4,174,154
ALLETE, Inc.	23,894	1,417,870
Alliant Energy Corp.	56,171	3,303,417
Ameren Corp., Class A	57,802	5,369,806
American Electric Power Co., Inc.	54,842	5,435,391
American States Water Co.	26,292	2,068,129
American Water Works Co., Inc.	50,424	7,769,330
Artesian Resources Corp., Class A	6,405	297,832
#Atlantica Sustainable Infrastructure PLC	104,598	3,232,078
Atmos Energy Corp.	48,024	5,445,922
#Avangrid, Inc.	27,274	1,209,602
Avista Corp.	50,544	2,050,570
Black Hills Corp.	56,150	4,112,426
Brookfield Renewable Corp., Class A	29,437	1,056,788
California Water Service Group	45,891	2,380,366
CenterPoint Energy, Inc.	140,961	4,314,816
Chesapeake Utilities Corp.	15,019	1,879,928
Clearway Energy, Inc., Class A	17,052	484,618
Clearway Energy, Inc., Class C	47,356	1,445,779
CMS Energy Corp.	64,978	4,463,339
Consolidated Edison, Inc.	84,571	7,843,115
Consolidated Water Co., Ltd.	8,025	87,312
Constellation Energy Corp.	55,428	3,281,892
Dominion Energy, Inc.	62,545	5,106,174
DTE Energy Co.	43,391	5,685,957
Duke Energy Corp.	63,837	7,032,284
Edison International	85,280	5,866,411
Entergy Corp.	46,914	5,575,729
#Essential Utilities, Inc.	120,642	5,399,936
Evergy, Inc.	76,070	5,161,349
Eversource Energy	79,889	6,982,299
Exelon Corp.	166,283	7,778,719
FirstEnergy Corp.	128,288	5,556,153
Genie Energy, Ltd., Class B	14,776	95,896
Hawaiian Electric Industries, Inc.	52,404	2,154,328
IDACORP, Inc.	56,821	5,976,433
Macquarie Infrastructure Holdings LLC	53,850	201,937
MDU Resources Group, Inc.	208,990	5,383,582
MGE Energy, Inc.	46,830	3,646,652
#Middlesex Water Co.	14,704	1,307,921
National Fuel Gas Co.	61,795	4,333,683
New Jersey Resources Corp.	81,594	3,521,597
NextEra Energy, Inc.	209,553	14,882,454
NiSource, Inc.	134,257	3,909,564
Northwest Natural Holding Co.	29,740	1,422,464
NorthWestern Corp.	45,728	2,592,320
NRG Energy, Inc.	268,044	9,622,780
#OGE Energy Corp.	77,354	2,992,053
ONE Gas, Inc.	30,347	2,560,376
#Ormat Technologies, Inc.	55,068	4,278,784
Otter Tail Corp.	55,464	3,214,693
*PG&E Corp.	562,143	7,111,109

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
UTILITIES (Continued)
Pinnacle West Capital Corp.	41,680	$2,967,616
PNM Resources, Inc.	53,779	2,509,328
#Portland General Electric Co.	101,625	4,809,911
PPL Corp.	164,683	4,662,176
Public Service Enterprise Group, Inc.	118,561	8,258,959
*Pure Cycle Corp.	13,871	144,952
RGC Resources, Inc.	4,261	88,629
Sempra Energy	52,274	8,434,933
SJW Group	23,072	1,361,248
South Jersey Industries, Inc.	96,586	3,302,275
Southern Co. (The)	110,197	8,087,358
Southwest Gas Holdings, Inc.	25,612	2,256,673
Spire, Inc.	24,400	1,775,100
UGI Corp.	87,401	2,997,854
Unitil Corp.	13,200	673,200
Vistra Corp.	345,164	8,636,003
WEC Energy Group, Inc.	70,920	7,095,546
Xcel Energy, Inc.	128,525	9,415,742
York Water Co. (The)	10,266	397,089

TOTAL UTILITIES		290,352,709

TOTAL COMMON STOCK (Cost $7,027,007,551)		14,258,904,373

PREFERRED STOCKS (0.0%)
COMMUNICATION SERVICES (0.0%)
*Liberty Broadband Corp.	9,450	256,190

CONSUMER DISCRETIONARY (0.0%)
*Qurate Retail, Inc.	7,113	579,567

INDUSTRIALS (0.0%)
*WESCO International, Inc., Series A	26,110	745,440

TOTAL PREFERRED STOCKS (Cost $1,320,622)		1,581,197

RIGHTS/WARRANTS (0.0%)
COMMUNICATION SERVICES (0.0%)
<*»Media General, Inc.	38,671	4,784

CONSUMER DISCRETIONARY (0.0%)
<*»Zagg, Inc.	28,536	2,568

HEALTH CARE (0.0%)
<*»Achillion Pharmaceuticals	174,484	253,002
<*»Chinook Therapeutics, Inc.	5,844	12,448
<*»Elanco Animal Health, Inc.	36,632	—
<*»Pfenex, Inc.	13,673	10,255
<*»Progenics Pharmaceuticals	42,113	35,375

Dimensional US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*»Zogenix, Inc. 1/1/2025	10,080	$6,854

TOTAL HEALTH CARE		317,934

TOTAL RIGHTS/WARRANTS (Cost $94,008)		325,286

TOTAL INVESTMENT SECURITIES — 98.5% (Cost $7,028,422,181)		14,260,810,856
SECURITIES LENDING COLLATERAL (1.5%)
@§The DFA Short Term Investment Fund	18,648,259	215,751,029

TOTAL INVESTMENTS — 100.0% (Cost $7,244,173,210)		$14,476,561,885

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of April 30, 2022
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COMMON STOCK (97.0%)
AUSTRALIA (7.0%)
Ampol, Ltd.	2,132	$51,286
Ansell, Ltd.	9,723	188,772
Aurizon Holdings, Ltd.	2,111,586	6,047,423
Australia & New Zealand Banking Group, Ltd.	2,251,467	43,680,213
Bank of Queensland, Ltd.	410,887	2,373,939
Bendigo & Adelaide Bank, Ltd.	256,946	1,944,679
BlueScope Steel, Ltd.	1,051,083	15,342,424
Challenger, Ltd.	371,495	1,924,585
Cleanaway Waste Management, Ltd.	1,689,302	3,841,615
*Crown Resorts, Ltd.	78,771	722,125
Downer EDI, Ltd.	357,523	1,412,652
Fortescue Metals Group, Ltd.	89,854	1,381,181
Harvey Norman Holdings, Ltd.	1,090,487	3,944,526
IGO, Ltd.	287,092	2,686,973
Incitec Pivot, Ltd.	768,235	2,107,356
Lendlease Corp., Ltd.	251,432	2,188,836
National Australia Bank, Ltd.	1,973,124	45,753,885
Newcrest Mining, Ltd.	472,547	9,026,737
Northern Star Resources, Ltd.	71,013	495,571
Orica, Ltd.	154,936	1,813,437
Origin Energy, Ltd.	914,033	4,442,981
OZ Minerals, Ltd.	175,451	3,117,112
QBE Insurance Group, Ltd.	117,961	1,032,775
Qube Holdings, Ltd.	906,815	1,907,510
Rio Tinto, Ltd.	85,307	6,840,152
Santos, Ltd.	3,692,776	20,994,207
Seven Group Holdings, Ltd.	120,895	1,717,425
Sims, Ltd.	58,151	858,322
Sonic Healthcare, Ltd.	6,177	161,233
South32, Ltd.	3,150,984	10,681,226
*Star Entertainment Grp, Ltd. (The)	16,180	36,450
Suncorp Group, Ltd.	966,377	7,870,235
Tabcorp Holdings, Ltd.	1,334,606	5,178,479
TPG Telecom, Ltd.	113,705	475,131
Treasury Wine Estates, Ltd.	171,069	1,370,098
Westpac Banking Corp.	2,396,856	40,658,456
Whitehaven Coal, Ltd.	729,826	2,551,767
Woodside Petroleum, Ltd.	770,883	17,064,872
Worley, Ltd.	137,074	1,354,998

TOTAL AUSTRALIA		275,241,644

AUSTRIA (0.1%)
Erste Group Bank AG	88,479	2,768,498
Raiffeisen Bank International AG	68,168	789,616

TOTAL AUSTRIA		3,558,114

BELGIUM (0.6%)
Ageas SA	123,702	5,987,327
Anheuser-Busch InBev SA	1,823	106,544
Anheuser-Busch InBev SA/NV, Sponsored ADR	21	1,207
KBC Group NV	183,823	12,608,973
Solvay SA, Class A	57,573	5,500,323

TOTAL BELGIUM		24,204,374

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (12.1%)
Agnico Eagle Mines, Ltd.	488	$28,416
#AltaGas, Ltd.	209,278	4,810,913
ARC Resources, Ltd.	704,548	9,818,082
B2Gold Corp.	21,514	91,434
Bank of Montreal	71,696	7,641,103
Bank of Montreal	436,989	46,338,313
#Bank of Nova Scotia (The)	479,452	30,358,901
Bank of Nova Scotia (The)	245,126	15,602,676
Barrick Gold Corp.	861,596	19,222,207
Barrick Gold Corp.	80,162	1,796,989
#Cameco Corp.	71,043	1,833,620
#Canadian Imperial Bank of Commerce	112,381	12,423,719
#Canadian Imperial Bank of Commerce	263,258	29,253,864
#Canadian Natural Resources, Ltd.	1,028,388	63,626,365
Cenovus Energy, Inc.	468,641	8,660,486
Endeavour Mining PLC	228,089	5,610,984
#Fairfax Financial Holdings, Ltd.	31,399	17,341,741
First Quantum Minerals, Ltd.	517,435	14,911,100
#Great-West Lifeco, Inc.	115,111	3,191,999
#iA Financial Corp., Inc.	50,764	2,667,985
#Imperial Oil, Ltd.	129,823	6,509,325
Kinross Gold Corp.	246,255	1,250,975
#Kinross Gold Corp.	1,397,459	7,096,365
Lundin Mining Corp.	910,093	8,352,874
#Magna International, Inc.	32,032	1,930,569
Manulife Financial Corp.	26,335	517,613
Manulife Financial Corp.	991,757	19,398,767
Nutrien, Ltd.	9,402	928,687
Nutrien, Ltd.	359,705	35,341,016
Pan American Silver Corp.	1,204	29,823
Pembina Pipeline Corp.	229,655	8,692,442
Saputo, Inc.	9,834	211,292
SSR Mining, Inc.	3,058	67,307
Sun Life Financial, Inc.	96,717	4,811,671
Sun Life Financial, Inc.	102	5,101
Suncor Energy, Inc.	788,789	28,349,077
Suncor Energy, Inc.	346,524	12,521,011
Teck Resources, Ltd., Class B	8,888	352,446
Teck Resources, Ltd., Class B	410,650	16,204,249
Toronto-Dominion Bank (The)	21,556	1,565,026
Tourmaline Oil Corp.	332,821	17,228,933
West Fraser Timber Co., Ltd.	85,871	7,586,319
Whitecap Resources, Inc.	225,023	1,853,990
Yamana Gold, Inc.	278,738	1,535,846

TOTAL CANADA		477,571,621

CHINA (0.1%)
BOC Aviation, Ltd.	306,500	2,425,859

TOTAL CHINA		2,425,859

DENMARK (1.8%)
AP Moller - Maersk A/S, Class A	1,551	4,443,181
AP Moller - Maersk A/S, Class B	2,306	6,763,020
Carlsberg A/S, Class B	101,929	13,131,239
#Chr Hansen Holding A/S	19,490	1,528,508

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
DENMARK (Continued)
Danske Bank A/S	220,597	$3,413,148
*Demant A/S	24,093	1,069,122
DSV A/S	110,033	18,257,429
ROCKWOOL A/S, Class A	323	90,148
ROCKWOOL A/S, Class B	5,240	1,481,792
Tryg A/S	93,424	2,239,113
Vestas Wind Systems A/S	668,272	17,326,378

TOTAL DENMARK		69,743,078

FINLAND (1.1%)
Fortum OYJ	127,377	2,136,589
*Nokia OYJ	1,247,735	6,411,044
*Nokia OYJ, Sponsored ADR	132,992	670,280
Nordea Bank Abp	1,585,428	16,023,041
Stora Enso OYJ, Registered	469,913	9,366,929
UPM-Kymmene OYJ	223,947	7,805,814

TOTAL FINLAND		42,413,697

FRANCE (9.4%)
Alstom SA	1,360	30,302
Amundi SA	26,728	1,626,954
Arkema SA	90,708	10,444,850
AXA SA	528,811	14,203,382
BNP Paribas SA	557,141	29,214,475
Bollore SE	532,978	2,513,331
Bouygues SA	361,060	12,512,602
Carrefour SA	849,079	18,058,078
Cie de Saint-Gobain	566,709	33,676,950
Cie Generale des Etablissements Michelin SCA	202,569	25,441,064
CNP Assurances	106,025	2,335,456
Credit Agricole SA	230,464	2,522,702
Danone SA	51,727	3,145,387
*Dassault Aviation SA	5,851	988,839
Eiffage SA	77,180	7,689,421
Electricite de France SA	479,323	4,391,177
Engie SA	1,192,151	14,239,257
Eurazeo SE	11,152	865,892
Faurecia SE	20,861	463,695
Faurecia SE	13,847	308,958
Orange SA	1,917,674	22,896,936
Publicis Groupe SA	148,763	9,036,484
*Renault SA	134,262	3,339,164
*Rexel SA	48,648	1,007,951
#Sanofi	225,892	24,111,733
Societe Generale SA	708,424	17,316,184
TotalEnergies SE	2,087,660	104,007,494
Valeo	20,298	374,842
Vinci SA	6,028	590,393
Vivendi SE	197,363	2,281,966

TOTAL FRANCE		369,635,919

GERMANY (7.3%)
Allianz SE, Registered	187,319	42,723,853
BASF SE	375,946	19,992,866

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
GERMANY (Continued)
*Bayer AG, Registered	231,329	$15,350,185
Bayerische Motoren Werke AG	281,320	23,300,137
Bayerische Motoren Werke AG, Preference	38,156	2,843,858
*Commerzbank AG	337,809	2,238,732
*Continental AG	43,158	3,005,867
Covestro AG	152,670	6,650,151
*Daimler Truck Holding AG	358,692	9,762,798
*Deutsche Bank AG, Registered	331,426	3,365,622
*Deutsche Bank AG, Registered	560,382	5,536,574
*Deutsche Lufthansa AG, Registered	4,477	33,784
Evonik Industries AG	144,397	3,809,823
Fresenius Medical Care AG & Co. KGaA	133,263	8,356,440
Fresenius SE & Co. KGaA	310,469	11,070,515
HeidelbergCement AG	109,078	6,358,884
Henkel AG & Co. KGaA	17,093	1,092,757
Henkel AG & Co. KGaA, Preference	30,827	1,995,490
*K+S AG, Registered	1,882	63,911
Mercedes-Benz Group AG	717,384	50,781,684
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	23,220	5,567,940
Porsche Automobil Holding SE, Preference	92,363	7,750,264
RWE AG	261,341	10,915,056
#Siemens Energy AG	99,792	1,940,233
Talanx AG	52,781	2,216,122
Telefonica Deutschland Holding AG	1,001,311	3,030,626
United Internet AG	58,470	1,895,521
Volkswagen AG, Preference	178,160	27,993,323
Volkswagen AG	27,087	5,977,994

TOTAL GERMANY		285,621,010

HONG KONG (1.9%)
Bank of East Asia, Ltd. (The)	142,000	211,023
BOC Hong Kong Holdings, Ltd.	1,749,000	6,386,425
#*Cathay Pacific Airways, Ltd.	1,575,727	1,582,525
CK Asset Holdings, Ltd.	1,736,462	11,818,162
CK Hutchison Holdings, Ltd.	1,593,348	11,209,677
CK Infrastructure Holdings, Ltd.	193,000	1,300,007
Hang Lung Properties, Ltd.	1,578,000	3,020,788
#Hang Seng Bank, Ltd.	66,600	1,184,110
Henderson Land Development Co., Ltd.	734,730	2,982,501
HKT Trust & HKT, Ltd.	1,939,000	2,782,656
MTR Corp., Ltd.	586,211	3,126,748
New World Development Co., Ltd.	1,298,199	4,980,250
Orient Overseas International, Ltd.	87,500	2,460,124
Sino Land Co., Ltd.	2,285,371	3,040,889
Sun Hung Kai Properties, Ltd.	944,434	10,947,569
Swire Pacific, Ltd., Class A	280,500	1,605,176
Swire Pacific, Ltd., Class B	705,000	667,608
Tsim Sha Tsui Properties, Ltd.	11,125	31,761
WH Group, Ltd.	9,471,620	6,579,065

TOTAL HONG KONG		75,917,064

IRELAND (0.4%)
AIB Group PLC	318,326	699,175
*Bank of Ireland Group PLC	180,248	1,102,888
CRH PLC	28,292	1,139,547

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
IRELAND (Continued)
#CRH PLC, Sponsored ADR	285,522	$11,300,961
*Flutter Entertainment PLC	265	27,000

TOTAL IRELAND		14,269,571

ISRAEL (0.6%)
Bank Hapoalim BM	699,095	6,523,255
Bank Leumi Le-Israel BM	435,973	4,605,601
Isracard, Ltd.	1	5
Israel Discount Bank, Ltd., Class A	799,836	4,763,279
Phoenix Holdings, Ltd. (The)	170,633	2,157,966
*Teva Pharmaceutical Industries, Ltd., Sponsored ADR	466,733	4,065,244

TOTAL ISRAEL		22,115,350

ITALY (1.7%)
Assicurazioni Generali SpA	111,276	2,124,775
Eni SpA	723,787	10,224,080
Intesa Sanpaolo SpA	5,707,247	11,769,605
Mediobanca Banca di Credito Finanziario SpA	348,676	3,535,646
Stellantis NV	289,837	3,969,432
Stellantis NV	1,107,861	15,202,979
Stellantis NV	271,742	3,633,190
Telecom Italia SpA, Class A	14,013,853	4,111,416
Telecom Italia SpA	2,799,124	780,168
#Tenaris SA, Sponsored ADR	47,784	1,442,121
UniCredit SpA	1,203,268	11,303,923
UnipolSai Assicurazioni SpA	261,626	740,792

TOTAL ITALY		68,838,127

JAPAN (18.6%)
AGC, Inc.	298,600	11,270,099
Air Water, Inc.	46,000	611,037
Aisin Corp.	154,600	4,510,559
Alfresa Holdings Corp.	83,800	1,145,491
Alps Alpine Co., Ltd.	167,500	1,493,227
Amada Co., Ltd.	371,792	2,909,826
Aozora Bank, Ltd.	79,500	1,597,854
Asahi Group Holdings, Ltd.	79,100	2,968,997
Asahi Kasei Corp.	929,100	7,683,935
Bank of Kyoto, Ltd. (The)	37,500	1,638,237
Bridgestone Corp.	216,500	7,965,850
Brother Industries, Ltd.	214,700	3,751,782
Canon Marketing Japan, Inc.	56,300	1,228,467
Canon, Inc.	323,800	7,485,188
Canon, Inc., Sponsored ADR	27,300	627,354
Chiba Bank, Ltd. (The)	221,300	1,279,359
Coca-Cola Bottlers Japan Holdings, Inc.	50,075	564,291
COMSYS Holdings Corp.	45,600	952,757
Concordia Financial Group, Ltd.	503,013	1,832,526
#Daicel Corp.	199,000	1,218,022
Dai-ichi Life Holdings, Inc.	350,500	7,045,981
Daio Paper Corp.	68,300	817,639
Daiwa House Industry Co., Ltd.	190,900	4,631,049
Daiwa Securities Group, Inc.	829,800	4,073,424
Denka Co., Ltd.	90,100	2,420,099

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Dentsu Group, Inc.	85,400	$3,101,320
DIC Corp.	96,092	1,835,657
Dowa Holdings Co., Ltd.	51,100	2,185,042
Ebara Corp.	3,900	181,213
ENEOS Holdings, Inc.	3,209,686	11,301,781
EXEO Group, Inc.	23,900	399,748
Ezaki Glico Co., Ltd.	8,000	229,701
FUJIFILM Holdings Corp.	46,000	2,546,758
Fukuoka Financial Group, Inc.	66,618	1,220,679
Fukuyama Transporting Co., Ltd.	19,900	559,092
Hankyu Hanshin Holdings, Inc.	201,600	5,344,983
Haseko Corp.	186,400	2,047,292
Hino Motors, Ltd.	171,000	889,580
Hisamitsu Pharmaceutical Co., Inc.	1,200	33,112
Hitachi Construction Machinery Co., Ltd.	34,200	780,032
*Hitachi Metals, Ltd.	66,500	1,040,923
Hitachi, Ltd.	164,400	7,704,822
Honda Motor Co., Ltd.	972,588	25,665,934
Honda Motor Co., Ltd., Sponsored ADR	162,400	4,263,000
House Foods Group, Inc.	33,100	776,659
Idemitsu Kosan Co., Ltd.	186,700	4,906,711
IHI Corp.	55,500	1,269,697
Iida Group Holdings Co., Ltd.	144,700	2,320,829
INFRONEER Holdings, Inc.	9,400	68,853
Inpex Corp.	1,067,400	12,621,618
Isetan Mitsukoshi Holdings, Ltd.	57,900	430,362
Isuzu Motors, Ltd.	679,100	7,951,487
ITOCHU Corp.	230,000	6,980,241
Iwatani Corp.	35,700	1,430,094
J Front Retailing Co., Ltd.	256,400	1,925,573
*Japan Airlines Co., Ltd.	27,800	461,545
Japan Post Holdings Co., Ltd.	318,484	2,240,647
Japan Post Insurance Co., Ltd.	59,500	966,714
JFE Holdings, Inc.	307,592	3,786,734
JTEKT Corp.	247,400	1,731,953
Kajima Corp.	300,800	3,366,471
Kamigumi Co., Ltd.	94,400	1,610,250
Kaneka Corp.	44,400	1,194,304
Kawasaki Heavy Industries, Ltd.	214,600	3,822,914
Keihan Holdings Co., Ltd.	17,100	367,051
Kewpie Corp.	7,100	120,014
Komatsu, Ltd.	226,000	5,095,292
Konica Minolta, Inc.	192,200	673,501
#K’s Holdings Corp.	203,800	2,029,191
Kuraray Co., Ltd.	545,132	4,384,282
Lixil Corp.	213,040	3,772,104
Mabuchi Motor Co., Ltd.	31,900	858,070
Marubeni Corp.	1,074,100	11,793,048
Mazda Motor Corp.	308,794	2,214,183
Mebuki Financial Group, Inc.	550,417	1,113,069
Medipal Holdings Corp.	98,100	1,612,032
Mitsubishi Chemical Holdings Corp.	1,515,800	9,277,782
Mitsubishi Corp.	601,900	20,362,208
Mitsubishi Electric Corp.	820,900	8,667,731
Mitsubishi Estate Co., Ltd.	164,400	2,389,992
Mitsubishi Gas Chemical Co., Inc.	251,600	3,687,777

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Mitsubishi Heavy Industries, Ltd.	247,900	$8,485,925
Mitsubishi Logistics Corp.	23,400	542,737
Mitsubishi Materials Corp.	101,200	1,587,987
*Mitsubishi Motors Corp.	294,253	742,673
Mitsubishi UFJ Financial Group, Inc.	3,455,734	20,119,328
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	558,326	3,238,291
Mitsui Chemicals, Inc.	237,500	5,453,554
Mitsui Fudosan Co., Ltd.	309,400	6,556,481
Mitsui OSK Lines, Ltd.	271,300	6,428,612
Mizuho Financial Group, Inc.	554,500	6,755,775
Morinaga Milk Industry Co., Ltd.	35,100	1,422,314
MS&AD Insurance Group Holdings, Inc.	139,463	4,177,647
Nagase & Co., Ltd.	7,800	112,220
NEC Corp.	255,800	9,970,593
NGK Insulators, Ltd.	120,200	1,625,428
NGK Spark Plug Co., Ltd.	147,600	2,277,342
NH Foods, Ltd.	72,900	2,309,775
Nippon Electric Glass Co., Ltd.	42,000	850,309
NIPPON EXPRESS HOLDINGS, INC.	91,000	5,366,162
Nippon Shokubai Co., Ltd.	25,900	1,047,515
Nippon Steel Corp.	477,400	7,625,651
Nippon Yusen KK	62,600	4,570,824
#*Nissan Motor Co., Ltd.	1,112,900	4,440,949
Nisshin Seifun Group, Inc.	83,000	1,113,415
Nitto Denko Corp.	17,600	1,188,638
Nomura Holdings, Inc.	1,197,700	4,622,183
Nomura Holdings, Inc., Sponsored ADR	197,200	745,416
Nomura Real Estate Holdings, Inc.	148,000	3,604,045
NSK, Ltd.	427,000	2,369,659
Obayashi Corp.	947,500	6,552,640
Oji Holdings Corp.	1,199,300	5,702,136
Otsuka Holdings Co., Ltd.	101,300	3,411,330
Panasonic Holdings Corp.	1,069,000	9,575,289
Rengo Co., Ltd.	223,900	1,330,681
Resona Holdings, Inc.	1,457,820	6,356,302
Ricoh Co., Ltd.	429,100	3,149,692
Rohm Co., Ltd.	26,700	1,887,712
Sankyu, Inc.	13,100	399,896
SBI Holdings, Inc.	67,500	1,517,656
Seibu Holdings, Inc.	5,700	57,018
Seiko Epson Corp.	253,400	3,555,736
Seino Holdings Co., Ltd.	119,400	978,719
Sekisui Chemical Co., Ltd.	8,200	111,329
Sekisui House, Ltd.	456,500	7,959,505
Seven & i Holdings Co., Ltd.	227,200	10,027,243
Shimizu Corp.	469,800	2,476,639
Shizuoka Bank, Ltd. (The)	177,600	1,152,837
Showa Denko KK	192,900	3,762,413
Sohgo Security Services Co., Ltd.	800	22,353
Sojitz Corp.	126,660	1,942,524
Sompo Holdings, Inc.	242,160	9,878,169
Stanley Electric Co., Ltd.	42,600	737,839
Subaru Corp.	358,000	5,413,106
Sumitomo Bakelite Co., Ltd.	14,400	477,370
Sumitomo Chemical Co., Ltd.	2,456,400	10,446,715

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Sumitomo Corp.	338,117	$5,379,964
Sumitomo Electric Industries, Ltd.	1,015,900	10,965,855
Sumitomo Forestry Co., Ltd.	207,600	3,203,090
Sumitomo Heavy Industries, Ltd.	136,800	2,902,618
Sumitomo Metal Mining Co., Ltd.	111,500	4,880,492
Sumitomo Mitsui Financial Group, Inc.	392,927	11,873,334
#Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	364,500	2,183,355
Sumitomo Mitsui Trust Holdings, Inc.	211,700	6,586,622
Sumitomo Pharma Co., Ltd.	150,600	1,344,892
Sumitomo Realty & Development Co., Ltd.	242,500	6,427,485
Sumitomo Rubber Industries, Ltd.	229,300	1,992,836
Suzuken Co., Ltd.	32,200	954,369
Suzuki Motor Corp.	118,700	3,580,423
T&D Holdings, Inc.	217,500	2,803,527
Taiheiyo Cement Corp.	153,400	2,491,152
Taisei Corp.	73,999	2,013,326
Takeda Pharmaceutical Co., Ltd.	913,594	26,577,152
TDK Corp.	72,300	2,268,443
Teijin, Ltd.	250,100	2,679,367
THK Co., Ltd.	3,000	60,065
Toda Corp.	178,100	1,025,491
Tokai Carbon Co., Ltd.	75,100	623,708
Tokio Marine Holdings, Inc.	110,300	5,975,577
Tokyo Tatemono Co., Ltd.	316,300	4,453,004
Tokyu Fudosan Holdings Corp.	996,700	5,208,135
Toray Industries, Inc.	1,102,900	5,268,484
Tosoh Corp.	362,800	5,023,643
Toyo Seikan Group Holdings, Ltd.	57,700	627,948
Toyo Tire Corp.	7,200	82,859
Toyoda Gosei Co., Ltd.	82,500	1,210,501
Toyota Boshoku Corp.	26,500	425,644
Toyota Motor Corp.	4,041,340	69,731,519
Toyota Tsusho Corp.	206,800	7,494,026
Tsumura & Co.	8,500	209,613
Tsuruha Holdings, Inc.	1,400	71,859
UBE Corp.	110,100	1,713,195
Yamada Holdings Co., Ltd.	739,900	2,210,106
Yamaha Motor Co., Ltd.	320,400	6,652,331
Yamazaki Baking Co., Ltd.	107,600	1,333,788
Yokohama Rubber Co., Ltd. (The)	139,900	1,876,707
Zeon Corp.	176,300	1,880,570

TOTAL JAPAN		733,836,074

NETHERLANDS (3.5%)
ABN AMRO Bank NV	189,997	2,404,251
Aegon NV	179,639	940,920
Aegon NV, Registered, Sponsored NYS	484,135	2,488,454
Akzo Nobel NV	65,705	5,760,131
ArcelorMittal SA, Sponsored NYS	332,972	9,736,101
ArcelorMittal SA	121,802	3,612,646
ASR Nederland NV	2,132	97,479
Coca-Cola Europacific Partners PLC	71,150	3,655,416
Heineken NV	76,846	7,571,833
ING Groep NV	1,418,989	13,622,390
JDE Peet’s NV	30,886	912,331

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
NETHERLANDS (Continued)
Koninklijke Ahold Delhaize NV	1,374,831	$40,741,213
Koninklijke DSM NV	82,613	13,996,738
Koninklijke KPN NV	1,190,541	4,125,842
Koninklijke Philips NV	267,403	7,052,436
Koninklijke Philips NV, Sponsored NYS	64,354	1,659,046
NN Group NV	228,541	11,317,229
Prosus NV	473	23,248
Randstad NV	116,357	6,243,121
Universal Music Group NV	88,128	2,071,856

TOTAL NETHERLANDS		138,032,681

NEW ZEALAND (0.3%)
*Auckland International Airport, Ltd.	726,954	3,696,792
Chorus, Ltd.	198,269	945,848
EBOS Group, Ltd.	109,236	3,006,151
Fletcher Building, Ltd.	377,228	1,515,562
Fonterra Co-operative Group, Ltd.	64,089	118,551
Mainfreight, Ltd.	9,405	496,282
#Ryman Healthcare, Ltd.	42,779	255,723
Summerset Group Holdings, Ltd.	103,439	786,848

TOTAL NEW ZEALAND		10,821,757

NORWAY (1.0%)
Austevoll Seafood ASA	68,103	1,095,753
DNB Bank ASA	522,270	10,300,714
Elkem ASA	128,313	543,191
Equinor ASA	305,219	10,517,902
Equinor ASA, Sponsored ADR	44,409	1,513,459
Golden Ocean Group, Ltd.	67,263	860,231
Leroy Seafood Group ASA	5,749	54,735
Norsk Hydro ASA	709,496	6,087,780
Orkla ASA	10,054	82,404
Schibsted ASA, Class A	9,961	211,375
Schibsted ASA, Class B	11,938	232,570
SpareBank 1 SR-Bank ASA	81,034	1,043,743
Storebrand ASA	310,186	2,738,105
Subsea 7 SA	101,012	845,693
TGS ASA	940	14,791
Wallenius Wilhelmsen ASA	83,569	533,712
Yara International ASA	84,725	4,371,501

TOTAL NORWAY		41,047,659

PORTUGAL (0.1%)
<*»Banco Espirito Santo SA, Registered	865,680	—
EDP Renovaveis SA	182,277	4,353,527
Galp Energia SGPS SA	62,336	764,806

TOTAL PORTUGAL		5,118,333

SINGAPORE (1.1%)
*Capitaland Investment, Ltd.	856,200	2,622,729
City Developments, Ltd.	458,100	2,833,061
Frasers Property, Ltd.	249,400	196,861
Genting Singapore, Ltd.	1,600	939
Golden Agri-Resources, Ltd.	2,052,200	482,993

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SINGAPORE (Continued)
Hongkong Land Holdings, Ltd.	596,600	$2,798,054
Jardine Cycle & Carriage, Ltd.	101,000	2,121,081
Keppel Corp., Ltd.	2,101,600	10,455,494
Olam Group, Ltd.	263,070	321,955
Oversea-Chinese Banking Corp., Ltd.	493,637	4,429,113
*Singapore Airlines, Ltd.	2,372,200	9,448,258
Singapore Land Group, Ltd.	304,501	568,913
United Overseas Bank, Ltd.	88,300	1,917,675
UOL Group, Ltd.	442,407	2,338,744
Wilmar International, Ltd.	1,094,900	3,520,426

TOTAL SINGAPORE		44,056,296

SPAIN (1.9%)
Banco Bilbao Vizcaya Argentaria SA	2,401,323	12,815,872
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	646,678	3,356,259
Banco Santander SA	9,679,380	28,760,087
Banco Santander SA, Sponsored ADR	4,513,991	13,000,294
CaixaBank SA	1,103,271	3,594,118
Repsol SA	936,197	14,108,485

TOTAL SPAIN		75,635,115

SWEDEN (2.7%)
AFRY AB	20,048	335,520
BillerudKorsnas AB	191,916	2,997,294
Boliden AB	385,596	16,977,745
Dometic Group AB	123,002	1,072,351
Electrolux AB, Class B	139,072	2,147,708
#Essity AB, Class B	43,075	1,147,981
Getinge AB, Class B	98,420	2,880,237
Hexpol AB	464	4,039
Holmen AB, Class B	85,538	5,008,244
Husqvarna AB, Class B	214,758	2,072,287
Intrum AB	33,070	807,051
*Millicom International Cellular SA	61,252	1,393,491
Peab AB, Class B	188,527	1,820,136
Saab AB, Class B	29,738	1,271,707
Securitas AB, Class B	184,015	2,197,466
Skandinaviska Enskilda Banken AB, Class A	836,524	9,528,328
Skanska AB, Class B	200,587	3,882,356
SKF AB, Class B	483,931	8,022,403
SSAB AB, Class A	114,173	738,431
SSAB AB, Class B	260,708	1,561,051
Svenska Cellulosa AB SCA, Class A	4,705	93,107
Svenska Cellulosa AB SCA, Class B	325,776	6,391,874
Svenska Handelsbanken AB, Class A	384,114	3,921,408
#Svenska Handelsbanken AB, Class B	10,738	122,145
Swedbank AB, Class A	274,669	4,401,895
Tele2 AB, Class B	293,328	3,902,713
Telefonaktiebolaget LM Ericsson, Class B	25,008	202,626
Telia Co. AB	1,515,920	6,327,846
Trelleborg AB, Class B	140,842	3,135,143
Volvo AB, Class A	105,627	1,753,736
Volvo AB, Class B	622,481	10,070,700

TOTAL SWEDEN		106,189,019

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWITZERLAND (8.8%)
ABB, Ltd., Registered	475,236	$14,492,336
Adecco Group AG	128,332	5,043,904
Alcon, Inc.	93,168	6,634,493
Alcon, Inc.	98,795	7,155,296
Baloise Holding AG, Registered	36,154	6,343,199
Banque Cantonale Vaudoise, Registered	12	1,023
Cie Financiere Richemont SA, Registered	240,238	28,586,503
Credit Suisse Group AG, Sponsored ADR	616,919	4,133,357
Credit Suisse Group AG, Registered	264,334	1,829,491
Holcim AG	493,389	24,475,023
Julius Baer Group, Ltd.	254,065	12,372,794
Novartis AG, Registered	354,588	31,602,955
Novartis AG, Sponsored ADR	668,701	58,865,749
SIG Combibloc Group AG	240,806	5,100,676
Swatch Group AG (The)	27,478	1,374,679
Swatch Group AG (The)	8,516	2,232,856
Swiss Life Holding AG	19,219	11,345,477
Swiss Prime Site AG, Registered	10,968	1,079,116
Swiss Re AG	188,500	15,598,125
Swisscom AG, Registered	27,100	16,103,930
#UBS Group AG	701,458	11,812,553
UBS Group AG	1,374,597	23,671,137
Vifor Pharma AG	20,891	3,702,979
Zurich Insurance Group AG	113,727	52,244,238

TOTAL SWITZERLAND		345,801,889

UNITED KINGDOM (14.9%)abrdn plc	1,017,325	2,417,823
Anglo American PLC	601,315	27,072,386
Aviva PLC	4,382,671	23,841,950
Barclays PLC	63,594	118,325
#Barclays PLC, Sponsored ADR	2,171,726	16,179,359
Barratt Developments PLC	290,915	1,806,120
Bellway PLC	31,161	953,804
Berkeley Group Holdings PLC	7,193	368,455
BP PLC	1,524,023	7,491,917
BP PLC, Sponsored ADR	2,254,065	64,736,747
British American Tobacco PLC, Sponsored ADR	42,634	1,781,249
British American Tobacco PLC	1,132,090	47,643,009
BT Group PLC	7,695,147	17,134,141
*Carnival PLC	28,328	457,552
*Centrica PLC	1,452,424	1,448,959
DS Smith PLC	877,650	3,646,132
Glencore PLC	7,699,319	48,071,203
HSBC Holdings PLC	445,434	2,803,466
#HSBC Holdings PLC, Sponsored ADR	1,245,706	38,629,343
Investec PLC	379,152	2,252,063
J Sainsbury PLC	1,985,004	5,814,205
Kingfisher PLC	1,949,680	6,200,301
Lloyds Banking Group PLC	45,977,919	26,484,205
#Lloyds Banking Group PLC, Sponsored ADR	1,483,319	3,307,801
*Marks & Spencer Group PLC	878,971	1,520,129
Melrose Industries PLC	2,089,575	3,098,290
NatWest Group PLC	602,485	1,648,986
#NatWest Group PLC, ADR	616,459	3,341,208
Pearson PLC	338,107	3,335,649

Dimensional International Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
Phoenix Group Holdings PLC	127,553	$975,264
Royal Mail PLC	1,282,078	5,546,818
Shell PLC	311,406	8,495,735
Shell PLC, ADR	2,742,010	146,505,594
Standard Chartered PLC	981,474	6,799,465
Taylor Wimpey PLC	658,535	1,049,191
Tesco PLC	2,747,180	9,381,456
Vodafone Group PLC	19,765,648	30,160,915
Vodafone Group PLC, Sponsored ADR	363,471	5,521,125
WPP PLC	691,500	8,725,141
WPP PLC, Sponsored ADR	612	37,883

TOTAL UNITED KINGDOM		586,803,364

TOTAL COMMON STOCK (Cost $3,370,895,724)		3,818,897,615

TOTAL INVESTMENT SECURITIES – 97.0%
(Cost $3,370,895,724)		3,818,897,615
SECURITIES LENDING COLLATERAL (3.0%)
@§The DFA Short Term Investment Fund	10,220,013	118,240,437

TOTAL INVESTMENTS — 100.0%
(Cost $3,489,136,161)		$3,937,138,052

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of April 30, 2022
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

As of April 30, 2022, Dimensional International Value ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	40	06/20/22	$8,301,904	$8,255,000	$(46,904)

Total Futures Contracts			$8,301,904	$8,255,000	$(46,904)

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COMMON STOCK (98.0%)
AUSTRALIA (4.9%)
*A2B Australia, Ltd.	73,897	$66,431
Accent Group, Ltd.	154,338	157,391
#Adairs, Ltd.	49,880	100,670
Adbri, Ltd.	213,634	446,349
AGL Energy, Ltd.	64,362	397,014
*Ainsworth Game Technology, Ltd.	23,526	17,805
*Alkane Resources, Ltd.	121,614	88,154
#*Alliance Aviation Services, Ltd.	32,754	88,219
*Allkem, Ltd.	21,431	186,567
ALS, Ltd.	339,695	3,162,401
Altium, Ltd.	36,903	862,021
Alumina, Ltd.	430,443	553,670
*»AMA Group, Ltd.	68,438	13,618
#*AMA Group, Ltd.	260,064	51,748
#*AMP, Ltd.	1,741,489	1,435,606
Ampol, Ltd.	110,241	2,651,907
Ansell, Ltd.	45,527	883,906
APA Group	116,311	949,724
Appen, Ltd.	16,088	76,144
*Arafura Resources, Ltd.	188,638	52,952
ARB Corp., Ltd.	25,466	725,708
#*Ardent Leisure Group, Ltd.	128,892	122,282
Aristocrat Leisure, Ltd.	96,033	2,297,159
ASX, Ltd.	4,213	259,488
Atlas Arteria, Ltd.	157,256	777,809
AUB Group, Ltd.	14,076	233,373
#*Aurelia Metals, Ltd.	469,664	150,195
Aurizon Holdings, Ltd.	894,548	2,561,918
*Aussie Broadband, Ltd.	229	905
Austal, Ltd.	111,183	159,605
Austin Engineering, Ltd.	124,696	22,818
Australia & New Zealand Banking Group, Ltd.	238,654	4,630,074
*Australian Agricultural Co., Ltd.	172,205	209,878
*Australian Strategic Materials, Ltd.	13,490	61,451
Auswide Bank, Ltd.	4,157	20,916
AVJennings, Ltd.	44,901	16,752
Baby Bunting Group, Ltd.	50,482	166,819
Bank of Queensland, Ltd.	262,196	1,514,862
Bapcor, Ltd.	156,501	757,392
Beach Energy, Ltd.	1,067,109	1,232,306
Beacon Lighting Group, Ltd.	12,741	21,821
Bega Cheese, Ltd.	150,328	539,495
Bell Financial Group, Ltd.	50,990	45,114
Bendigo & Adelaide Bank, Ltd.	196,531	1,487,432
BHP Group, Ltd.	329,587	11,244,970
BHP Group, Ltd.	156,521	5,354,924
#BHP Group, Ltd., Sponsored ADR	178,889	11,981,985
#*Bigtincan Holdings, Ltd.	32,791	15,030
Blackmores, Ltd.	5,307	272,863
BlueScope Steel, Ltd.	259,000	3,780,565
Brambles, Ltd.	169,309	1,269,372
Bravura Solutions, Ltd.	60,506	81,698
#Breville Group, Ltd.	35,222	603,236
Brickworks, Ltd.	35,999	608,102
BWX, Ltd.	24,890	33,254

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
Capitol Health, Ltd.	161,487	$37,297
carsales.com, Ltd.	98,425	1,495,442
Cedar Woods Properties, Ltd.	30,298	100,121
Challenger, Ltd.	226,195	1,171,837
Champion Iron, Ltd.	148,070	770,255
*City Chic Collective, Ltd.	38,998	82,865
*Clean Seas Seafood, Ltd.	27,163	11,679
*»Clean Seas Seafood, Ltd. Private Placement	4,119	1,771
Cleanaway Waste Management, Ltd.	601,111	1,366,977
#Clinuvel Pharmaceuticals, Ltd.	10,982	129,240
Clover Corp., Ltd.	13,880	13,316
Cochlear, Ltd.	7,893	1,299,869
Codan, Ltd.	57,506	294,240
Coles Group, Ltd.	144,322	1,917,921
Collins Foods, Ltd.	69,507	510,747
Commonwealth Bank of Australia	100,707	7,434,438
Computershare, Ltd.	111,058	1,999,132
*Cooper Energy, Ltd.	701,244	144,519
*Corporate Travel Management, Ltd.	14,646	273,215
Costa Group Holdings, Ltd.	139,711	331,614
*Crown Resorts, Ltd.	89,300	818,649
CSL, Ltd.	38,613	7,499,455
CSR, Ltd.	564,270	2,462,135
Data#3, Ltd.	65,026	268,947
*De Grey Mining, Ltd.	64,376	55,127
Dicker Data, Ltd.	23,004	216,118
Domain Holdings Australia, Ltd.	71,915	179,895
*»Domain Holdings Australia, Ltd.	5,833	14,591
Domino’s Pizza Enterprises, Ltd.	16,538	885,100
Downer EDI, Ltd.	452,615	1,788,382
Eagers Automotive, Ltd.	68,443	650,791
Earlypay, Ltd.	65,419	23,245
*Eclipx Group, Ltd.	172,174	341,372
Elders, Ltd.	77,227	783,707
#Emeco Holdings, Ltd.	133,359	79,608
#*EML Payments, Ltd.	34,192	38,878
Endeavour Group, Ltd.	81,815	453,507
*Energy World Corp., Ltd.	283,308	15,503
Enero Group, Ltd.	8,518	21,489
EQT Holdings, Ltd.	4,222	83,290
Estia Health, Ltd.	119,732	198,254
*EVENT Hospitality and Entertainment, Ltd.	47,070	489,379
Evolution Mining, Ltd.	263,272	757,733
Fleetwood, Ltd.	53,000	69,679
#*Flight Centre Travel Group, Ltd.	41,677	669,066
Fortescue Metals Group, Ltd.	295,451	4,541,492
*Frontier Digital Ventures, Ltd.	12,498	10,081
»G.U.D. Holdings, Ltd.	18,040	164,611
G8 Education, Ltd.	480,548	373,945
Genworth Mortgage Insurance Australia, Ltd.	191,925	409,175
Gold Road Resources, Ltd.	454,230	501,953
GrainCorp., Ltd., Class A	118,445	870,350
Grange Resources, Ltd.	233,562	224,075
#GUD Holdings, Ltd.	43,866	400,267
GWA Group, Ltd.	99,756	161,633
Hansen Technologies, Ltd.	61,378	239,029

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
Harvey Norman Holdings, Ltd.	274,227	$991,938
Healius, Ltd.	1,200,022	3,854,643
#*Helloworld Travel, Ltd.	11,322	21,402
Horizon Oil, Ltd.	135,680	12,535
HT&E, Ltd.	118,337	142,964
HUB24, Ltd.	5,916	101,364
IDP Education, Ltd.	42,506	811,661
IGO, Ltd.	236,535	2,213,797
Iluka Resources, Ltd.	190,384	1,534,264
Imdex, Ltd.	191,481	341,551
Incitec Pivot, Ltd.	600,763	1,647,961
Infomedia, Ltd.	138,360	123,890
#Inghams Group, Ltd.	150,314	330,076
Insignia Financial, Ltd.	345,697	850,018
Insurance Australia Group, Ltd.	211,955	683,842
Integral Diagnostics, Ltd.	53,820	150,694
*Integrated Research, Ltd.	39,117	21,127
InvoCare, Ltd.	50,523	440,545
IPH, Ltd.	59,544	321,594
IRESS, Ltd.	80,145	628,785
IVE Group, Ltd.	53,827	75,739
#James Hardie Industries PLC, Sponsored ADR	6,180	177,304
James Hardie Industries PLC	40,579	1,197,910
JB Hi-Fi, Ltd.	58,837	2,214,813
Johns Lyng Group, Ltd.	33,756	214,219
Jumbo Interactive, Ltd.	8,083	100,811
Jupiter Mines, Ltd.	94,130	16,389
*Karoon Energy, Ltd.	354,924	522,110
Kelsian Group, Ltd.	20,572	115,933
Lendlease Corp., Ltd.	53,598	466,596
Lifestyle Communities, Ltd.	28,536	307,432
Link Administration Holdings, Ltd.	198,131	712,458
Lovisa Holdings, Ltd.	21,170	248,836
*Lynas Rare Earths, Ltd.	106,568	693,711
MA Financial Group, Ltd.	2,876	14,164
MACA, Ltd.	186,333	107,258
Macmahon Holdings, Ltd.	265,071	32,023
Macquarie Group, Ltd.	34,734	5,109,045
*Macquarie Telecom Group, Ltd.	667	33,251
#Magellan Financial Group, Ltd.	28,629	331,831
#*Mayne Pharma Group, Ltd.	689,464	139,641
McMillan Shakespeare, Ltd.	51,369	434,415
McPherson’s, Ltd.	58,842	37,216
Medibank Pvt, Ltd.	574,960	1,307,507
Medusa Mining, Ltd.	96,557	57,639
#*Megaport, Ltd.	8,494	52,395
#*Mesoblast, Ltd.	120,549	92,094
#*Metals X, Ltd.	234,043	123,079
Metcash, Ltd.	459,149	1,562,952
Michael Hill International, Ltd.	12,057	9,811
*Mincor Resources NL	9,308	16,537
Mineral Resources, Ltd.	149,696	6,227,582
*MMA Offshore, Ltd.	104,190	42,204
Monadelphous Group, Ltd.	38,072	288,145
Monash IVF Group, Ltd.	183,046	161,302

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
Mount Gibson Iron, Ltd.	289,236	$143,882
Myer Holdings, Ltd.	583,822	201,223
MyState, Ltd.	47,317	167,121
National Australia Bank, Ltd.	367,632	8,524,853
#*Nearmap, Ltd.	6,709	5,864
#Netwealth Group, Ltd.	37,947	353,538
New Hope Corp., Ltd.	197,764	493,300
Newcrest Mining, Ltd.	4,138	78,001
Newcrest Mining, Ltd.	100,531	1,920,374
Newcrest Mining, Ltd.	15,013	285,212
*NEXTDC, Ltd.	38,884	311,700
nib holdings, Ltd.	192,045	966,257
Nick Scali, Ltd.	26,376	191,753
Nickel Mines, Ltd.	450,868	421,339
Nine Entertainment Co. Holdings, Ltd.	666,552	1,274,215
Northern Star Resources, Ltd.	335,905	2,344,145
#*Novonix, Ltd.	9,512	35,353
NRW Holdings, Ltd.	247,909	343,545
Nufarm, Ltd.	128,015	586,782
Objective Corp., Ltd.	3,303	39,857
*OFX Group, Ltd.	88,684	161,340
#*Omni Bridgeway, Ltd.	88,285	213,315
oOh!media, Ltd.	307,578	340,986
Orica, Ltd.	32,562	381,120
Origin Energy, Ltd.	346,686	1,685,190
Orora, Ltd.	511,282	1,453,373
OZ Minerals, Ltd.	143,848	2,555,644
Pact Group Holdings, Ltd.	92,135	151,249
*Paladin Energy, Ltd.	190,236	110,857
*Panoramic Resources, Ltd.	89,646	21,342
Peet, Ltd.	105,911	83,545
Pendal Group, Ltd.	114,967	433,835
PeopleIN, Ltd.	5,692	15,331
Perenti Global, Ltd.	318,890	160,900
Perpetual, Ltd.	26,061	610,984
Perseus Mining, Ltd.	641,887	905,473
*Pilbara Minerals, Ltd.	41,813	84,686
Platinum Asset Management, Ltd.	107,684	143,868
#*Praemium, Ltd.	68,361	31,578
Premier Investments, Ltd.	35,913	650,036
#Pro Medicus, Ltd.	16,130	544,254
Propel Funeral Partners, Ltd.	8,603	28,245
PWR Holdings, Ltd.	22,163	160,652
*Qantas Airways, Ltd.	44,959	178,921
QBE Insurance Group, Ltd.	252,522	2,210,887
Qube Holdings, Ltd.	302,712	636,763
#Ramelius Resources, Ltd.	517,693	555,528
Ramsay Health Care, Ltd.	17,580	1,013,327
REA Group, Ltd.	6,926	637,001
*ReadyTech Holdings, Ltd.	8,760	21,104
Reckon, Ltd.	23,466	13,841
*Red 5, Ltd.	186,476	54,333
#*Redbubble, Ltd.	43,853	35,527
Reece, Ltd.	14,794	184,089
Regis Healthcare, Ltd.	53,468	79,794
Regis Resources, Ltd.	672,308	998,553

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
#*Reject Shop, Ltd. (The)	13,159	$37,312
Reliance Worldwide Corp., Ltd.	294,428	828,573
#*Resolute Mining, Ltd.	392,450	97,613
*Retail Food Group, Ltd.	299,647	14,267
Ridley Corp., Ltd.	125,018	150,147
Rio Tinto, Ltd.	56,151	4,502,343
*RPMGlobal Holdings, Ltd.	5,840	7,055
<*»Salmat, Ltd.	11,000	—
Sandfire Resources, Ltd.	290,047	1,176,958
Santos, Ltd.	666,109	3,786,969
SEEK, Ltd.	12,224	246,537
Select Harvests, Ltd.	51,006	238,146
Servcorp, Ltd.	17,667	45,198
*Service Stream, Ltd.	197,800	123,699
Seven Group Holdings, Ltd.	38,670	549,343
*Seven West Media, Ltd.	458,287	227,978
SG Fleet Group, Ltd.	39,400	69,159
Shaver Shop Group, Ltd.	23,118	18,893
Sigma Healthcare, Ltd.	456,334	162,147
*Silver Lake Resources, Ltd.	499,617	660,399
#*Silver Mines, Ltd.	76,835	13,105
Sims, Ltd.	81,904	1,208,922
SmartGroup Corp., Ltd.	37,437	237,580
Sonic Healthcare, Ltd.	82,607	2,156,226
South32, Ltd.	717,084	2,430,776
South32, Ltd., Sponsored ADR	41,219	683,823
Southern Cross Media Group, Ltd.	136,248	166,539
<*»SpeedCast International, Ltd.	148,941	—
St Barbara, Ltd.	1,446,534	1,372,355
*Star Entertainment Grp, Ltd. (The)	485,896	1,094,609
Steadfast Group, Ltd.	294,582	1,080,221
Suncorp Group, Ltd.	166,866	1,358,967
Sunland Group, Ltd.	21,844	42,845
Super Retail Group, Ltd.	109,239	822,887
*Superloop, Ltd.	154,081	104,023
Symbio Holdings, Ltd.	11,041	38,290
*»Syrah Resources, Ltd.	55,898	78,455
#*Syrah Resources, Ltd.	206,929	290,432
Tabcorp Holdings, Ltd.	380,230	1,475,352
Tassal Group, Ltd.	110,702	295,801
Technology One, Ltd.	132,059	984,464
#Telstra Corp., Ltd., ADR	600	8,508
Telstra Corp., Ltd.	596,734	1,713,242
TPG Telecom, Ltd.	84,086	351,364
Transurban Group	116,115	1,183,298
Treasury Wine Estates, Ltd.	104,165	834,262
#*Tuas, Ltd.	100,097	113,815
United Malt Grp, Ltd.	174,194	514,971
*Uniti Group, Ltd.	80,844	285,536
<*»Virgin Australia Int Holdings Common Stock	312,963	—
»Virtus Health, Ltd.	21,675	125,846
Vita Group, Ltd.	48,414	17,203
Viva Energy Group, Ltd.	247,367	493,975
*Wagners Holding Co., Ltd.	3,074	2,884
#*Webjet, Ltd.	68,149	292,034

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
Wesfarmers, Ltd.	98,809	$3,469,508
*»West African Resources, Ltd.	1,941	1,876
*West African Resources, Ltd.	325,333	314,430
*Western Areas, Ltd.	123,037	335,756
Westgold Resources, Ltd.	152,725	177,453
*»Westgold Resources, Ltd.	10,523	12,227
Westpac Banking Corp.	229,645	3,895,524
Whitehaven Coal, Ltd.	418,626	1,463,686
WiseTech Global, Ltd.	3,510	112,921
Woodside Petroleum, Ltd.	139,107	3,079,382
Woolworths Group, Ltd.	85,045	2,327,442
Worley, Ltd.	96,350	952,435
*Xero, Ltd.	4,698	321,678
*»Zip Co., Ltd.	3,312	2,577
#*Zip Co., Ltd.	24,861	19,346

TOTAL AUSTRALIA		237,657,249

AUSTRIA (0.4%)
Addiko Bank AG	727	8,360
Agrana Beteiligungs AG	5,922	105,269
ANDRITZ AG	35,577	1,529,806
AT&S Austria Technologie & Systemtechnik AG	20,949	1,090,645
BAWAG Group AG	22,696	1,094,683
*»CA Immobilien Anla	10,074	—
*DO & CO AG	2,338	208,664
Erste Group Bank AG	61,984	1,939,472
*Flughafen Wien AG	2,358	67,040
#*Kapsch TrafficCom AG	1,571	22,308
Lenzing AG	4,943	454,716
Mayr Melnhof Karton AG	2,813	499,741
*Oesterreichische Post AG	12,355	400,142
OMV AG	52,515	2,720,181
Palfinger AG	4,858	122,999
#POLYTEC Holding AG	5,223	33,391
*Porr AG	3,344	42,615
#Raiffeisen Bank International AG	65,571	759,534
#Rosenbauer International AG	731	28,456
S IMMO AG	18,580	445,923
*Schoeller-Bleckmann Oilfield Equipment AG	1,853	106,929
Semperit AG Holding	2,415	58,852
Strabag SE	7,454	292,527
Telekom Austria AG	71,023	509,496
UBM Development AG	887	40,237
UNIQA Insurance Group AG	61,754	475,577
Verbund AG	2,698	290,888
Vienna Insurance Group AG Wiener Versicherung Gruppe	18,578	463,514
voestalpine AG	83,034	2,195,179
Wienerberger AG	38,348	1,092,293
Zumtobel Group AG	8,937	65,054

TOTAL AUSTRIA		17,164,491

BELGIUM (0.8%)
Ackermans & van Haaren NV	12,522	2,251,003
Ageas SA	56,100	2,715,309
*AGFA-Gevaert NV	76,713	311,170

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
BELGIUM (Continued)
Anheuser-Busch InBev SA	94,154	$5,502,771
Anheuser-Busch InBev SA/NV, Sponsored ADR	8,449	485,395
*Argenx SE	949	274,215
*Argenx SE, Sponsored ADR	300	86,196
Atenor	1,729	102,874
Banque Nationale de Belgique	37	65,966
Barco NV	11,318	258,380
Bekaert SA	23,235	871,640
#*Biocartis Group NV	2,296	5,050
*bpost SA	22,134	136,016
Cie d’Entreprises CFE	5,218	689,194
Deceuninck NV	30,852	87,227
D’ieteren Group	16,137	2,638,684
Econocom Group SA	64,162	247,061
Elia Group SA	7,563	1,210,354
Etablissements Franz Colruyt NV	13,770	507,418
Euronav NV	24,745	290,024
#Euronav NV	93,239	1,103,017
EVS Broadcast Equipment SA	6,891	153,390
Exmar NV	16,028	81,416
Fagron	24,642	463,511
*Galapagos NV	7,972	470,965
*Greenyard NV	2,603	21,502
Immobel SA	1,348	97,270
Ion Beam Applications	4,833	79,334
Jensen-Group NV	589	20,567
KBC Group NV	36,458	2,500,764
*Kinepolis Group NV	7,865	438,922
Lotus Bakeries NV	155	882,995
*MDxHealth SA	5,908	4,837
Melexis NV	8,609	753,359
#*Ontex Group NV	30,443	211,965
Orange Belgium SA	17,025	330,833
*Picanol	532	38,164
Proximus SADP	80,233	1,405,057
Recticel SA	24,571	541,754
Resilux	571	141,559
Roularta Media Group NV	1,508	30,545
Shurgard Self Storage SA	6,984	405,965
Sipef NV	2,502	171,039
Solvay SA, Class A	44,892	4,288,825
Telenet Group Holding NV	11,870	354,381
TER Beke SA	301	34,294
*Tessenderlo Group SA	16,074	567,222
UCB SA	12,924	1,477,948
Umicore SA	36,025	1,403,512
Van de Velde NV	2,567	105,885
VGP NV	2,963	772,079
Viohalco SA	20,959	93,639

TOTAL BELGIUM		38,182,462

BRAZIL (1.7%)
Aliansce Sonae Shopping Centers SA	29,314	124,899
*Alliar Medicos A Frente SA	17,249	67,607

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
BRAZIL (Continued)
Alpargatas SA, Preference	8,664	$34,291
Alupar Investimento SA	37,148	197,135
Ambev SA, Sponsored ADR	101,170	294,405
Americanas SA	24,627	119,349
*Anima Holding SA	46,437	52,043
Arezzo Industria e Comercio SA	4,400	79,494
Atacadao SA	162,110	673,358
*Auren Energia SA	55,930	165,570
#*Azul SA, Sponsored ADR	3,972	53,145
B3 SA—Brasil Bolsa Balcao	120,114	322,587
Banco ABC Brasil SA, Preference	40,326	128,660
Banco BMG SA, Preference	44,800	25,149
Banco Bradesco SA	138,802	417,904
Banco Bradesco SA, Preference	164,105	595,816
#Banco Bradesco SA, Sponsored ADR	248,027	892,897
Banco BTG Pactual SA	47,617	222,018
Banco do Brasil SA	97,384	653,265
Banco do Estado do Rio Grande do Sul SA, Preference B	94,839	201,850
Banco Pan SA	32,678	61,764
Banco Santander Brasil SA	32,328	207,264
BB Seguridade Participacoes SA	87,750	450,604
*BK Brasil Operacao e Assessoria a Restaurantes SA	132,780	168,918
*BR Malls Participacoes SA	211,976	406,214
BR Properties SA	32,617	58,816
BrasilAgro—Co. Brasileira de Propriedades Agricolas	23,306	159,963
Braskem SA, Sponsored ADR	23,756	388,648
Braskem SA, Preference A	15,400	125,073
*BRF SA	281,339	771,492
*C&A Modas Ltda	27,471	24,297
Camil Alimentos SA	40,461	70,101
CCR SA	319,750	801,280
Centrais Eletricas Brasileiras SA, Class B	24,904	201,909
Centrais Eletricas Brasileiras SA	15,116	123,560
Centrais Eletricas Santa Catarina	4,700	52,911
Cia Brasileira de Distribuicao	85,261	350,017
Cia de Locacao das Americas	145,964	694,421
#Cia de Saneamento Basico do Estado de Sao Paulo, Sponsored ADR	26,100	234,639
Cia de Saneamento Basico do Estado de Sao Paulo	33,000	296,735
Cia de Saneamento de Minas Gerais-COPASA	39,355	108,556
Cia de Saneamento do Parana	59,700	46,774
Cia de Saneamento do Parana, Preference	334,905	263,747
Cia de Saneamento do Parana	102,902	410,802
Cia de Transmissao de Energia Eletrica Paulista	52,600	267,238
Cia Energetica de Minas Gerais	31,618	122,266
Cia Energetica de Minas Gerais, Preference	171,387	507,703
Cia Energetica Do Ceara	3,232	35,471
Cia Ferro Ligas da Bahia—FERBASA, Preference	15,600	143,834
Cia Paranaense de Energia, Preference B	243,150	365,299
Cia Paranaense de Energia	40,400	53,190
Cia Siderurgica Nacional SA	448,366	1,907,652
#Cia Siderurgica Nacional SA, Sponsored ADR	208,061	875,937
Cielo SA	594,327	408,043
*Cogna Educacao	1,555,815	769,708
Construtora Tenda SA	31,344	36,837
Cosan SA	59,080	250,531
CSU Cardsystem SA	18,186	51,265

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
BRAZIL (Continued)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	144,792	$413,717
Dexco SA	173,330	450,458
Dimed SA Distribuidora da Medicamentos	21,200	49,530
Direcional Engenharia SA	31,936	74,162
*Dommo Energia SA	110,400	38,567
*EcoRodovias Infraestrutura e Logistica SA	85,660	119,525
EDP—Energias do Brasil SA	50,882	217,617
*Embraer SA	31,600	90,674
*Embraer SA, Sponsored ADR	109,251	1,242,184
*Empreendimentos Pague Menos S/A	13,500	22,136
Enauta Participacoes SA	46,500	193,805
Energisa SA	68,145	655,553
*Eneva SA	184,222	510,384
Engie Brasil Energia SA	24,375	206,234
Equatorial Energia SA	277,291	1,435,673
Eternit SA	19,200	53,310
Eucatex SA Industria e Comercio, Preference	16,900	34,092
Even Construtora e Incorporadora SA	48,516	52,413
Ez Tec Empreendimentos e Participacoes SA	35,633	112,680
Fleury SA	75,200	218,970
Fras-Le SA	11,417	25,498
*Gafisa SA	81,757	25,920
Gerdau SA, Preference	203,223	1,147,802
Gerdau SA, Sponsored ADR	225,536	1,278,789
Getnet Adquirencia e Servicos para Meios de Pagamento SA	8,082	5,435
#*GOL Linhas Aereas Inteligentes SA, ADR	10,588	64,269
Grazziotin SA	3,100	20,582
Grendene SA	28,300	54,003
*Grupo de Moda Soma SA	12,607	30,753
*Grupo Mateus SA	9,795	9,356
Guararapes Confeccoes SA	49,064	91,347
Hapvida Participacoes e Investimentos SA	179,485	317,856
Helbor Empreendimentos SA	31,530	22,093
*Hidrovias do Brasil SA	39,500	25,444
Hypera SA	60,074	453,934
Industrias Romi SA	700	1,891
Instituto Hermes Pardini SA	30,400	107,795
*International Meal Co. Alimentacao SA	93,106	46,626
Iochpe Maxion SA	65,310	175,797
*IRB Brasil Resseguros S/A	188,032	105,175
Itau Unibanco Holding SA, Preference	224,479	1,082,007
Itau Unibanco Holding SA	18,203	73,809
JBS SA	602,660	4,606,171
JHSF Participacoes SA	149,464	197,990
Jsl SA	7,925	11,714
Kepler Weber SA	6,200	71,688
Klabin SA	229,174	959,789
Light SA	67,900	122,440
Localiza Rent a Car SA	135,849	1,452,253
LOG Commercial Properties e Participacoes SA	12,060	58,276
*Log-in Logistica Intermodal SA	12,719	67,753
Lojas Renner SA	223,455	1,071,656
*LPS Brasil Consultoria de Imoveis SA	13,200	10,822
M Dias Branco SA	23,437	112,022
Magazine Luiza SA	100,667	99,199

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
BRAZIL (Continued)
Mahle-Metal Leve SA	24,438	$122,136
Marcopolo SA	81,500	38,017
Marcopolo SA, Preference	261,033	140,737
Marfrig Global Foods SA	243,530	922,052
*Marisa Lojas SA	55,374	26,053
Mills Estruturas e Servicos de Engenharia SA	70,257	105,552
Minerva SA	121,484	322,096
Mitre Realty Empreendimentos E Participacoes LTDA	6,000	7,136
*Moura Dubeux Engenharia S/A	16,300	20,210
Movida Participacoes SA	59,768	219,052
MRV Engenharia e Participacoes SA	142,721	297,419
Multiplan Empreendimentos Imobiliarios SA	61,400	305,624
Natura & Co. Holding SA	163,382	613,318
#Natura & Co. Holding SA, ADR	2,500	18,800
Neoenergia SA	14,900	56,505
Odontoprev SA	141,199	289,401
*Omega Energia SA	47,328	102,068
*Petro Rio SA	227,185	1,224,878
Petroleo Brasileiro SA	644,147	4,349,638
Petroleo Brasileiro SA, Sponsored ADR	19,287	261,724
Petroleo Brasileiro SA, Preference	1,037,208	6,341,961
Petroleo Brasileiro SA, Sponsored ADR	73,274	899,072
Porto Seguro SA	146,684	602,766
Portobello SA	22,113	39,830
Positivo Tecnologia SA	50,624	79,838
Qualicorp Consultoria e Corretora de Seguros SA	161,703	433,302
Raia Drogasil SA	163,950	692,919
Randon SA Implementos e Participacoes, Preference	91,000	196,068
Rumo SA	209,377	692,117
Sao Carlos Empreendimentos E Participacoes SA	3,800	28,238
Sao Martinho SA	141,229	1,323,541
Schulz SA, Preference	65,200	59,905
Sendas Distribuidora SA	283,450	874,584
Sendas Distribuidora SA, ADR	2,880	44,870
Ser Educacional SA	31,107	58,794
Simpar SA	90,400	213,030
*Sinqia SA	7,260	27,253
SLC Agricola SA	59,550	636,241
Sul America SA	116,355	624,044
#Suzano SA, Sponsored ADR	10,562	106,676
Suzano SA	133,626	1,338,635
SYN prop e tech SA	300	344
Taurus Armas SA	18,400	88,355
*Tecnisa SA	16,366	9,947
Tegma Gestao Logistica SA	19,812	56,729
Telefonica Brasil SA	27,800	298,591
Telefonica Brasil SA, ADR	12,260	129,956
Terra Santa Propriedades Agricolas SA	5,317	30,492
TIM SA	250,773	682,610
TIM SA, ADR	6,220	84,841
TOTVS SA	33,995	219,462
Transmissora Alianca de Energia Eletrica SA	105,778	939,404
Trisul SA	43,531	34,897
Tupy SA	65,500	270,613
Ultrapar Participacoes SA, Sponsored ADR	136,784	365,213
Ultrapar Participacoes SA	79,984	211,096

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
BRAZIL (Continued)
Unipar Carbocloro SA	9,612	$177,866
Unipar Carbocloro SA	52,620	1,020,154
Usinas Siderurgicas de Minas Gerais SA Usiminas	31,460	66,831
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	214,599	490,108
Vale SA	622,419	10,468,333
Vale SA, Sponsored ADR	116,100	1,960,929
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	33,833	61,556
*Via S/A	28,204	16,915
Vibra Energia SA	306,133	1,305,587
Vulcabras Azaleia SA	41,656	82,518
WEG SA	37,400	227,321
Wiz Solucoes e Corretagem de Seguros SA	29,400	44,466
*XP, Inc.	4,889	120,956
YDUQS Participacoes SA	204,617	666,053

TOTAL BRAZIL		82,682,802

CANADA (8.2%)
*5N Plus, Inc.	24,500	37,573
Absolute Software Corp.	10,603	81,718
Acadian Timber Corp.	4,453	65,608
*Advantage Energy, Ltd.	130,441	1,095,131
Aecon Group, Inc.	36,530	427,882
Ag Growth International, Inc.	11,375	346,132
AGF Management, Ltd., Class B	23,660	130,514
Agnico Eagle Mines, Ltd.	59,328	3,454,669
Agnico Eagle Mines, Ltd.	70,680	4,135,558
#*Aimia, Inc.	18,400	70,833
*Air Canada	46,870	825,144
#AirBoss of America Corp.	7,393	180,017
Alamos Gold, Inc.	186,263	1,454,485
Alamos Gold, Inc.	129,574	1,005,494
*Alexco Resource Corp.	16,413	17,337
Algoma Central Corp.	4,700	63,473
Algonquin Power & Utilities Corp.	62,598	911,015
Algonquin Power & Utilities Corp.	16,265	235,029
Alimentation Couche-Tard, Inc.	81,143	3,630,975
#AltaGas, Ltd.	98,422	2,262,539
Altius Minerals Corp.	7,200	120,784
Altus Group, Ltd.	8,065	303,593
*Americas Gold & Silver Corp.	11,652	10,393
Amerigo Resources, Ltd.	48,600	60,462
Andlauer Healthcare Group, Inc.	333	11,657
Andrew Peller, Ltd., Class A	11,100	58,711
ARC Resources, Ltd.	375,133	5,227,588
#*Argonaut Gold, Inc.	115,969	195,089
*Aritzia, Inc.	36,280	1,298,705
Atco, Ltd., Class I	15,304	548,073
*ATS Automation Tooling Systems, Inc.	23,866	700,079
*Aurora Cannabis, Inc.	49,127	148,855
#*Aurora Cannabis, Inc.	5,853	17,861
*AutoCanada, Inc.	14,210	332,443
B2Gold Corp.	119,579	508,211
B2Gold Corp.	353,858	1,508,960
#Badger Infrastructure Solutions, Ltd.	13,713	319,206

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
#*Ballard Power Systems, Inc.	208	$1,736
Bank of Montreal	30,868	3,273,243
Bank of Montreal	31,450	3,351,829
Bank of Nova Scotia (The)	108,537	6,872,563
Bank of Nova Scotia (The)	72,469	4,612,772
Barrick Gold Corp.	36,529	825,835
Barrick Gold Corp.	201,806	4,502,292
#*Bausch Health Cos., Inc.	53,752	1,021,826
*Bausch Health Cos., Inc.	34,276	654,651
*Baytex Energy Corp.	26,595	136,715
BCE, Inc.	14,444	771,899
BCE, Inc.	543	28,871
Birchcliff Energy, Ltd.	135,559	997,030
Bird Construction, Inc.	14,424	97,059
Black Diamond Group, Ltd.	26,016	88,956
#*BlackBerry, Ltd.	55,808	320,949
#*BlackBerry, Ltd.	2,247	12,853
#*Bombardier, Inc., Class B	237,464	234,110
*Bonterra Energy Corp.	13,150	120,485
#Boralex, Inc., Class A	36,809	1,109,123
Boyd Group Services, Inc.	435	54,118
Brookfield Asset Management Reinsurance Partners, Ltd.	115	5,768
Brookfield Asset Management Reinsurance Partners, Ltd., Class A	65	3,268
Brookfield Asset Management, Inc., Class A	9,384	470,503
Brookfield Asset Management, Inc., Class A	17,743	884,666
Brookfield Infrastructure Corp., Class A	673	47,729
Brookfield Infrastructure Corp., Class A	21,015	1,498,757
BRP, Inc.	9,248	753,053
BRP, Inc.	787	63,771
*CAE, Inc.	26,952	644,250
#*CAE, Inc.	23,475	558,235
Calian Group, Ltd.	2,100	116,531
*Calibre Mining Corp.	8,694	9,660
#Cameco Corp.	46,919	1,210,979
Cameco Corp.	102,984	2,672,806
Canaccord Genuity Group, Inc.	55,974	494,899
Canacol Energy, Ltd.	54,005	120,429
*Canada Goose Holdings, Inc.	500	10,954
*Canada Goose Holdings, Inc.	13,920	303,038
Canadian Imperial Bank of Commerce	62,145	6,905,702
Canadian Imperial Bank of Commerce	25,804	2,852,632
Canadian National Railway Co.	61,220	7,200,696
Canadian National Railway Co.	13,000	1,536,747
#Canadian Natural Resources, Ltd.	308,567	19,091,040
Canadian Natural Resources, Ltd.	28,391	1,766,260
Canadian Pacific Railway, Ltd.	10,929	800,221
Canadian Pacific Railway, Ltd.	45,360	3,335,143
Canadian Tire Corp., Ltd., Class A	13,005	1,800,583
Canadian Utilities, Ltd., Class A	23,062	696,886
Canadian Utilities, Ltd., Class B	600	18,694
Canadian Western Bank	50,934	1,291,632
*Canfor Corp.	30,104	576,617
#*Canfor Pulp Products, Inc.	15,063	66,590
#*Canopy Growth Corp.	14,574	83,218
Capital Power Corp.	31,936	1,054,996
*Capstone Copper Corp.	216,077	989,046

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
*Cardinal Energy, Ltd.	33,682	$180,526
Cascades, Inc.	49,084	485,060
CCL Industries, Inc.	28,803	1,262,279
*Celestica, Inc.	52,952	594,651
*Celestica, Inc.	5,600	63,271
Cenovus Energy, Inc.	141,320	2,611,594
Cenovus Energy, Inc.	130,052	2,416,756
Centerra Gold, Inc.	86,596	805,623
CES Energy Solutions Corp.	119,725	246,373
*CGI, Inc.	27,460	2,201,011
#*CGI, Inc.	16,421	1,309,246
CI Financial Corp.	110,327	1,445,935
Cogeco Communications, Inc.	7,327	604,827
Cogeco, Inc.	17,778	1,064,134
#*Colabor Group, Inc.	23,800	16,574
Colliers International Group, Inc.	2,800	310,770
Colliers International Group, Inc.	11,990	1,321,897
Computer Modelling Group, Ltd.	35,217	131,439
*Conifex Timber, Inc.	10,794	15,287
Constellation Software, Inc.	1,768	2,796,969
*Copper Mountain Mining Corp.	97,704	219,405
Corby Spirit and Wine, Ltd.	5,700	85,229
Corus Entertainment, Inc., Class B	200,457	660,322
#Crescent Point Energy Corp.	53,200	370,471
#Crescent Point Energy Corp.	262,427	1,815,995
*Crew Energy, Inc.	145,698	575,701
#*Cronos Group, Inc.	25,818	77,970
#*Denison Mines Corp.	135,070	175,436
*Descartes Systems Group, Inc. (The)	2,175	135,176
*Descartes Systems Group, Inc. (The)	3,518	219,632
Dexterra Group, Inc.	16,103	89,080
#*Dirtt Environmental Solutions	10,600	12,026
Dollarama, Inc.	44,187	2,469,258
#Doman Building Materials Group, Ltd.	34,600	193,298
#Dorel Industries, Inc., Class B	16,650	108,260
DREAM Unlimited Corp.	16,630	601,155
Dundee Precious Metals, Inc.	53,373	310,704
Dynacor Gold Mines, Inc.	10,800	26,365
E-L Financial Corp., Ltd.	384	266,206
*Eldorado Gold Corp.	646	6,279
*Eldorado Gold Corp.	82,338	804,020
Emera, Inc.	33,804	1,640,673
Empire Co., Ltd., Class A	36,630	1,216,080
Enbridge, Inc.	61,355	2,677,532
Enbridge, Inc.	54,246	2,379,430
#Endeavour Mining PLC	75,909	1,867,360
*Endeavour Silver Corp.	13,294	50,384
Enerflex, Ltd.	52,356	362,955
*Energy Fuels, Inc.	31,800	240,854
Enerplus Corp.	17,636	215,865
Enerplus Corp.	82,000	1,009,882
Enghouse Systems, Ltd.	19,482	550,749
*Ensign Energy Services, Inc.	81,720	260,241
#*Equinox Gold Corp.	9,628	69,006
*Equinox Gold Corp.	80,992	577,473

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
Equitable Group, Inc.	17,266	$778,831
*ERO Copper Corp.	24,504	354,125
Evertz Technologies, Ltd.	9,665	106,402
Exchange Income Corp.	10,749	348,614
#Exco Technologies, Ltd.	21,940	147,806
Extendicare, Inc.	48,839	277,813
Fairfax Financial Holdings, Ltd.	6,698	3,699,321
Fiera Capital Corp.	18,910	145,148
Finning International, Inc.	114,662	3,242,349
#First Majestic Silver Corp.	524	5,441
First Majestic Silver Corp.	38,953	401,216
First Quantum Minerals, Ltd.	166,668	4,802,928
FirstService Corp.	2,400	300,796
FirstService Corp., Class WI	8,027	1,002,492
Fortis, Inc.	21,705	1,061,601
Fortis, Inc.	24,158	1,175,287
#*Fortuna Silver Mines, Inc.	68,299	239,946
*Fortuna Silver Mines, Inc.	40,000	139,200
Franco-Nevada Corp.	3,970	600,105
*Frontera Energy Corp.	8,419	91,103
#*Galiano Gold, Inc.	70,680	32,076
Gamehost, Inc.	9,498	61,534
*GDI Integrated Facility Services, Inc.	1,300	44,084
*Gear Energy, Ltd.	54,000	62,955
George Weston, Ltd.	20,810	2,602,288
#Gibson Energy, Inc.	58,454	1,118,724
Gildan Activewear, Inc.	37,220	1,261,014
Gildan Activewear, Inc.	14,296	486,918
*GoGold Resources, Inc.	16,500	32,663
#*GoldMoney, Inc.	16,200	23,830
*Gran Tierra Energy, Inc.	182,088	294,920
Great-West Lifeco, Inc.	33,326	924,121
*Headwater Exploration, Inc.	6,928	35,940
*Heroux-Devtek, Inc.	13,891	166,512
High Liner Foods, Inc.	12,787	119,461
#Home Capital Group, Inc.	62,607	1,569,522
Hudbay Minerals, Inc.	5,340	34,176
Hudbay Minerals, Inc.	127,861	823,361
Hydro One, Ltd.	27,517	747,753
*i-80 Gold Corp.	19,580	51,629
iA Financial Corp., Inc.	44,997	2,364,891
*IAMGOLD Corp.	155,174	440,735
*IAMGOLD Corp.	125,599	354,189
*IBI Group, Inc.	7,300	64,544
IGM Financial, Inc.	20,064	639,103
*Imperial Metals Corp.	12,540	36,304
#Imperial Oil, Ltd.	24,351	1,220,959
Information Services Corp.	5,400	91,370
Innergex Renewable Energy, Inc.	20,336	273,682
Intact Financial Corp.	13,653	1,919,891
#Interfor Corp.	33,168	950,364
Intertape Polymer Group, Inc.	76,886	2,391,314
Jamieson Wellness, Inc.	24,035	607,434
*Karora Resources, Inc.	5,850	30,210
K-Bro Linen, Inc.	2,429	59,905
*Kelt Exploration, Ltd.	63,747	330,693

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
Keyera Corp.	64,130	$1,599,173
*Kinaxis, Inc.	4,982	554,158
Kinross Gold Corp.	101,873	517,515
Kinross Gold Corp.	261,711	1,328,981
#KP Tissue, Inc.	5,700	49,817
Lassonde Industries, Inc., Class A	2,100	225,864
Laurentian Bank of Canada	19,173	586,119
Leon’s Furniture, Ltd.	14,887	228,305
LifeWorks, Inc.	24,840	367,338
*Lightspeed Commerce, Inc.	37	831
<*»Lightstream Resources, Ltd.	52,634	—
Linamar Corp.	30,207	1,202,560
Loblaw Cos., Ltd.	28,638	2,633,114
*Lucara Diamond Corp.	184,114	89,316
*Lundin Gold, Inc.	4,503	36,467
Lundin Mining Corp.	489,111	4,489,083
*MAG Silver Corp.	44	652
Magellan Aerospace Corp.	8,300	63,644
Magna International, Inc.	60,220	3,629,459
Magna International, Inc.	80,312	4,865,033
*Mainstreet Equity Corp.	2,696	252,503
*Major Drilling Group International, Inc.	43,605	396,114
*Mandalay Resources Corp.	23,408	65,569
Manulife Financial Corp.	151,651	2,966,294
Manulife Financial Corp.	19,562	384,490
#Maple Leaf Foods, Inc.	32,003	708,396
#Martinrea International, Inc.	59,624	357,823
#*MDF Commerce, Inc.	3,302	6,511
Medical Facilities Corp.	18,216	141,532
*MEG Energy Corp.	134,172	2,026,149
Melcor Developments, Ltd.	2,500	30,183
*»Mercator Minerals, Ltd.	15,420	—
Methanex Corp.	7,827	392,602
Methanex Corp.	19,726	993,824
Metro, Inc.	30,125	1,664,353
Morguard Corp.	900	88,870
MTY Food Group, Inc.	7,531	306,001
Mullen Group, Ltd.	45,659	439,067
National Bank of Canada	107,809	7,568,267
Neo Performance Materials, Inc.	1,300	13,132
*New Gold, Inc.	513,322	751,076
*New Gold, Inc.	65,083	95,021
#NFI Group, Inc.	29,268	269,997
North American Construction Group, Ltd.	2,192	27,663
North American Construction Group, Ltd.	19,752	249,595
North West Co., Inc. (The)	29,542	828,207
Northland Power, Inc.	64,493	1,956,413
Nutrien, Ltd.	59,074	5,804,021
*NuVista Energy, Ltd.	76,496	655,996
*OceanaGold Corp.	286,042	716,196
Open Text Corp.	19,260	771,363
Open Text Corp.	18,400	740,722
Osisko Gold Royalties, Ltd.	26,760	331,032
Osisko Gold Royalties, Ltd.	15,504	190,699
#Pan American Silver Corp.	60,282	1,493,185

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
Paramount Resources, Ltd., Class A	32,858	$798,536
Parex Resources, Inc.	134,315	2,631,546
Park Lawn Corp.	12,430	330,481
Parkland Corp.	91,800	2,621,010
Pason Systems, Inc.	25,000	317,085
*Patriot One Technologies, Inc.	16,000	6,885
Pembina Pipeline Corp.	85,429	3,233,488
Pembina Pipeline Corp.	2,467	93,831
Peyto Exploration & Development Corp.	259,544	2,658,293
PHX Energy Services Corp.	18,919	103,029
*Pine Cliff Energy, Ltd.	18,000	21,689
Pizza Pizza Royalty Corp.	10,074	106,648
Polaris Infrastructure, Inc.	11,721	172,323
Pollard Banknote, Ltd.	3,300	55,721
*Precision Drilling Corp.	5,364	388,308
*Precision Drilling Corp.	1,204	86,435
Premium Brands Holdings Corp.	14,934	1,225,522
Primo Water Corp.	23,099	339,603
Primo Water Corp.	32,847	480,880
#Quarterhill, Inc.	76,668	134,374
#Quebecor, Inc., Class B	41,208	974,702
#*Questerre Energy Corp.	32,700	5,117
*Recipe Unlimited Corp.	14,874	166,773
Restaurant Brands International, Inc.	9,100	522,553
Restaurant Brands International, Inc.	10,061	574,383
#*RF Capital Group, Inc.	2,007	25,000
Richelieu Hardware, Ltd.	29,814	850,762
Ritchie Bros Auctioneers, Inc.	21,300	1,173,417
Ritchie Bros Auctioneers, Inc.	7,600	420,779
Rogers Communications, Inc., Class B	26,626	1,450,052
Rogers Communications, Inc., Class B	13,300	728,245
Rogers Sugar, Inc.	44,731	213,846
*Roots Corp.	4,000	10,172
#Royal Bank of Canada	161,259	16,291,997
Royal Bank of Canada	88,038	8,937,781
Russel Metals, Inc.	45,918	1,230,181
Sandstorm Gold, Ltd.	45,625	341,282
Sandstorm Gold, Ltd.	8,810	65,282
Saputo, Inc.	23,227	499,052
Secure Energy Services, Inc.	86,903	448,097
Shaw Communications, Inc.	67,901	2,022,092
Shaw Communications, Inc., Class B	10,960	328,101
*Shawcor, Ltd.	35,032	133,215
*Shopify, Inc., Class A	836	356,821
Sienna Senior Living, Inc.	15,985	173,727
#*Sierra Wireless, Inc.	7,200	113,967
*Sierra Wireless, Inc.	11,929	187,405
Sleep Country Canada Holdings, Inc.	22,073	431,080
#SNC-Lavalin Group, Inc.	48,996	1,095,275
*Spin Master Corp.	10,204	368,942
Sprott, Inc.	3,770	174,510
#SSR Mining, Inc.	28,591	629,288
SSR Mining, Inc.	82,541	1,825,131
Stantec, Inc.	21,142	975,505
Stantec, Inc.	9,482	435,129
Stelco Holdings, Inc.	8,622	316,330

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
Stella-Jones, Inc.	27,040	$751,082
*Steppe Gold, Ltd.	600	671
#Sun Life Financial, Inc.	49,096	2,442,526
Sun Life Financial, Inc.	809	40,455
Suncor Energy, Inc.	255,790	9,193,093
Suncor Energy, Inc.	111,613	4,032,932
*Sundial Growers, Inc.	50,365	23,641
#*SunOpta, Inc.	4,800	26,591
*SunOpta, Inc.	7,675	42,136
Superior Plus Corp.	97,180	861,507
Supremex, Inc.	3,875	10,187
*Taiga Building Products, Ltd.	12,900	25,940
Tamarack Valley Energy, Ltd.	113,214	445,574
*Taseko Mines, Ltd.	8,532	16,467
#*Taseko Mines, Ltd.	134,013	261,095
TC Energy Corp.	66,636	3,525,044
TC Energy Corp.	6,276	333,676
Teck Resources, Ltd., Class B	123,728	4,882,307
Teck Resources, Ltd., Class B	30,225	1,198,547
TECSYS, Inc.	298	6,086
TELUS Corp.	49,328	1,240,485
*TeraGo, Inc.	3,300	14,098
TerraVest Industries, Inc.	100	1,745
TFI International, Inc.	17,237	1,387,234
TFI International, Inc.	28,500	2,304,440
Thomson Reuters Corp.	3,373	337,165
Thomson Reuters Corp.	2,212	222,299
Tidewater Midstream and Infrastructure, Ltd.	109,000	107,461
#*Tilray, Inc., Class 2	54,288	270,354
TMX Group, Ltd.	10,710	1,096,014
*Topicus.com, Inc.	361	22,569
*Torex Gold Resources, Inc.	39,274	441,892
#Toromont Industries, Ltd.	38,300	3,389,028
#Toronto-Dominion Bank (The)	34,915	2,522,260
Toronto-Dominion Bank (The)	95,287	6,918,102
*Total Energy Services, Inc.	18,600	117,446
Tourmaline Oil Corp.	146,387	7,577,923
TransAlta Corp.	38,595	414,124
TransAlta Corp.	141,134	1,521,714
TransAlta Renewables, Inc.	42,100	587,005
#Transcontinental, Inc., Class A	55,156	693,954
TransGlobe Energy Corp.	8,177	35,733
*Trican Well Service, Ltd.	109,914	385,286
Tricon Residential, Inc.	56,828	826,597
*Trisura Group, Ltd.	8,979	217,019
*Turquoise Hill Resources, Ltd.	26,254	720,005
*Uni-Select, Inc.	19,532	461,231
Vermilion Energy, Inc.	82,573	1,608,522
Vermilion Energy, Inc.	13,654	267,407
VersaBank	4,000	40,750
Wajax Corp.	12,751	193,552
Waste Connections, Inc.	455	62,776
Waste Connections, Inc.	5,748	797,088
*Wesdome Gold Mines, Ltd.	139,694	1,432,955
West Fraser Timber Co., Ltd.	2,369	208,046

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
West Fraser Timber Co., Ltd.	33,976	$3,001,628
Western Forest Products, Inc.	210,094	338,636
#Westshore Terminals Investment Corp.	26,772	721,224
#Wheaton Precious Metals Corp.	18,450	827,667
Whitecap Resources, Inc.	382,560	3,151,956
*WildBrain, Ltd.	65,806	144,685
Winpak, Ltd.	7,881	262,011
WSP Global, Inc.	20,169	2,364,320
Yamana Gold, Inc.	82,465	454,382
Yamana Gold, Inc.	564,085	3,129,269
#*Yangarra Resources, Ltd.	48,609	115,623
Yellow Pages, Ltd.	9,936	107,830

TOTAL CANADA		401,876,037

CHILE (0.1%)
Aguas Andinas SA, Class A	422,238	74,246
Banco de Chile, Sponsored ADR	8,263	165,921
Banco de Credito e Inversiones SA	6,066	187,658
Banco Santander Chile, Sponsored ADR	6,102	118,623
Besalco SA	159,422	45,790
CAP SA	33,285	412,702
Cencosud SA	370,702	593,175
Cencosud Shopping SA	12,681	12,932
Cia Cervecerias Unidas SA	2,971	19,852
Cia Sud Americana de Vapores SA	9,065,939	1,024,508
Coca-Cola Embonor SA	10,803	11,904
Colbun SA	714,528	51,036
Cristalerias de Chile SA	2,000	7,483
#Embotelladora Andina SA, Sponsored ADR	5,232	56,035
Embotelladora Andina SA, Preference B	60,988	110,816
Empresa Nacional de Telecomunicaciones SA	75,858	277,003
Empresas CMPC SA	150,589	224,370
Empresas Copec SA	33,699	247,691
Empresas Hites SA	40,531	6,027
Enel Americas SA	2,271,184	237,755
#Enel Americas SA, Sponsored ADR	31,168	165,814
Enel Chile SA	844,942	22,276
ENEL Chile SA, Sponsored ADR	60,103	80,538
Engie Energia Chile SA	97,172	44,181
Falabella SA	25,508	71,616
Forus SA	24,881	29,459
Grupo Security SA	496,836	64,754
Hortifrut SA	47,782	46,500
Inversiones Aguas Metropolitanas SA	210,439	82,644
Inversiones La Construccion SA	14,743	59,798
Itau CorpBanca Chile SA	31,981,234	65,233
Itau CorpBanca Chile SA, Sponsored ADR	9,675	29,219
Molibdenos y Metales SA	1,797	8,448
*Multiexport Foods SA	175,108	63,635
Parque Arauco SA	110,688	92,927
PAZ Corp. SA	30,769	10,677
Plaza SA	23,195	21,519
Ripley Corp. SA	362,922	55,720
Salfacorp SA	188,280	57,401
Sigdo Koppers SA	85,947	74,557

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHILE (Continued)
SMU SA	404,496	$37,673
*Sociedad Matriz SAAM SA	1,873,505	116,401
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,702	568,407
Sociedad Quimica y Minera de Chile SA, Class B	919	68,194
Socovesa SA	126,028	15,663
SONDA SA	182,389	62,800
Vina Concha y Toro SA	124,984	183,143

TOTAL CHILE		6,084,724

CHINA (9.2%)
360 DigiTech Inc, ADR	40,592	585,743
*360 Security Technology, Inc., Class A	86,200	106,295
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A	36,400	132,355
*3SBio, Inc.	1,979,000	1,399,852
#*51job, Inc., Sponsored ADR	5,450	331,632
5I5J Holding Group Co., Ltd., Class A	86,300	37,292
#AAC Technologies Holdings, Inc.	389,000	917,201
AAG Energy Holdings, Ltd.	472,000	90,235
Accelink Technologies Co., Ltd., Class A	21,800	49,431
ADAMA, Ltd., Class A	28,000	40,429
Addsino Co., Ltd., Class A	53,600	72,551
Advanced Technology & Materials Co., Ltd., Class A	24,800	26,026
AECC Aero-Engine Control Co., Ltd., Class A	14,400	51,601
AECC Aviation Power Co., Ltd., Class A	11,330	64,448
*Aerospace Hi-Tech Holdings Grp, Ltd., Class A	32,800	38,323
*Aesthetic Medical International Holdings Group, Ltd., ADR	164	246
#Agile Group Holdings, Ltd.	1,144,749	554,418
Agricultural Bank of China, Ltd., Class H	5,361,000	2,022,465
Aier Eye Hospital Group Co., Ltd., Class A	32,200	174,146
*Air China, Ltd., Class H	494,000	336,840
AK Medical Holdings, Ltd.	186,000	101,698
AKM Industrial Co., Ltd.	50,000	11,471
*Alibaba Group Holding, Ltd.	432,600	5,629,316
*Alibaba Group Holding, Ltd., Sponsored ADR	43,175	4,191,861
*Alibaba Health Information Technology, Ltd.	62,000	35,954
*Alibaba Pictures Group, Ltd.	5,960,000	508,937
A-Living Smart City Services Co., Ltd.	1,051,000	1,679,746
All Winner Technology Co., Ltd., Class A	11,590	32,021
*Allmed Medical Products Co., Ltd., Class A	23,450	38,061
*Alpha Group, Class A	20,300	11,401
*Aluminum Corp. of China, Ltd., Class H	2,772,000	1,324,854
Amoy Diagnostics Co., Ltd.	5,900	40,712
An Hui Wenergy Co., Ltd., Class A	33,400	19,210
Angang Steel Co., Ltd., Class H	827,400	368,031
Angel Yeast Co., Ltd., Class A	17,600	101,757
Anhui Anke Biotechnology Group Co., Ltd., Class A	37,700	48,135
Anhui Conch Cement Co., Ltd., Class H	442,500	2,419,435
Anhui Construction Engineering Group Co., Ltd., Class A	76,700	72,523
Anhui Expressway Co., Ltd.	118,000	104,222
Anhui Guangxin Agrochemical Co., Ltd., Class A	17,300	93,302
Anhui Gujing Distillery Co., Ltd., Class A	4,600	135,409
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	59,800	68,068
Anhui Honglu Steel Construction Group Co., Ltd., Class A	14,300	78,092
Anhui Jinhe Industrial Co., Ltd., Class A	15,500	88,799

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Anhui Korrun Co., Ltd., Class A	7,200	$15,762
Anhui Kouzi Distillery Co., Ltd., Class A	16,400	126,499
*Anhui Sinonet & Xonglong Science & Technology Co., Ltd., Class A	18,400	16,013
*Anhui Tatfook Technology Co., Ltd., Class A	25,500	26,415
Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	35,300	39,011
Anhui Yingjia Distillery Co., Ltd., Class A	16,900	147,099
Anhui Zhongding Sealing Parts Co., Ltd., Class A	35,500	63,499
Anji Microelectronics Technology Shanghai Co., Ltd., Class A	450	16,796
ANTA Sports Products, Ltd.	259,600	3,038,976
*Anton Oilfield Services Group	1,118,000	61,983
Aoshikang Technology Co., Ltd.	6,400	58,770
<*»Aowei Holdings, Ltd.	59,000	1,495
Apeloa Pharmaceutical Co., Ltd., Class A	29,500	82,570
APT Satellite Holdings, Ltd.	186,250	55,784
Asia Cement China Holdings Corp.	341,500	221,975
AsiaInfo Technologies, Ltd.	111,200	188,778
Asymchem Laboratories Tianjin Co., Ltd.	500	20,104
*Autel Intelligent Technology Corp., Ltd., Class A	7,323	30,949
Autobio Diagnostics Co., Ltd., Class A	14,200	97,814
Avary Holding Shenzhen Co., Ltd., Class A	36,562	162,230
AVIC Electromechanical Systems Co., Ltd., Class A	38,900	58,101
AviChina Industry & Technology Co., Ltd., Class H	1,270,000	696,010
Avicopter PLC	4,600	29,574
*Bafang Electric Suzhou Co., Ltd., Class A	2,600	60,482
BAIC Motor Corp., Ltd., Class H	1,274,500	402,842
*Baidu, Inc., Sponsored ADR	33,222	4,125,176
*Baidu, Inc., Class A	86,500	1,439,802
Bank of Beijing Co., Ltd., Class A	263,910	181,590
Bank of Changsha Co., Ltd., Class A	61,800	69,135
Bank of Chengdu Co., Ltd., Class A	83,200	210,327
Bank of China, Ltd., Class H	9,261,800	3,659,321
Bank of Chongqing Co., Ltd., Class H	341,500	194,555
Bank of Communications Co., Ltd., Class H	1,214,695	846,833
Bank of Guiyang Co., Ltd., Class A	137,640	127,450
Bank of Hangzhou Co., Ltd., Class A	83,500	192,101
Bank of Jiangsu Co., Ltd., Class A	213,900	236,067
Bank of Nanjing Co., Ltd., Class A	159,100	277,875
Bank of Ningbo Co., Ltd., Class A	58,700	320,911
Bank of Shanghai Co., Ltd., Class A	182,221	178,059
Bank of Suzhou Co., Ltd., Class A	130,600	141,775
*Bank of Zhengzhou Co., Ltd., Class H	91,960	17,932
Baoshan Iron & Steel Co., Ltd., Class A	320,784	312,008
*Baoye Group Co., Ltd.	87,040	44,373
*Baozun, Inc., Sponsored ADR	4,280	32,699
*Baozun, Inc., Class A	18,400	47,019
BBMG Corp., Class H	1,443,000	237,246
Bear Electric Appliance Co., Ltd.	5,700	41,443
Beibuwan Port Co., Ltd., Class A	55,400	62,476
*BeiGene, Ltd.	3,600	47,993
Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	17,500	24,504
*Beijing Bei Mo Gao Ke Friction Material Co., Ltd., Class A	7,700	80,284
Beijing Capital Development Co., Ltd., Class A	164,985	140,599
Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	270,800	119,056
*Beijing Capital International Airport Co., Ltd., Class H	1,162,000	641,265
Beijing Career International Co., Ltd.	6,000	42,522
*Beijing Certificate Authority Co., Ltd., Class A	3,300	16,685

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
*Beijing Chunlizhengda Medical Instruments Co., Ltd.	34,250	$40,596
*Beijing Cisri-Gaona Materials & Technology Co., Ltd.	4,700	20,451
*Beijing Ctrowell Technology Corp., Ltd.	11,700	13,212
Beijing Dabeinong Technology Group Co., Ltd., Class A	98,200	106,159
Beijing Dahao Technology Corp., Ltd., Class A	13,000	33,921
Beijing Easpring Material Technology Co., Ltd., Class A	9,500	95,805
Beijing E-Hualu Information Technology Co., Ltd., Class A	13,200	29,076
*Beijing Energy International Holding Co., Ltd.	1,844,000	61,105
*Beijing Enterprises Clean Energy Group, Ltd.	10,500,000	100,368
Beijing Enterprises Holdings, Ltd.	267,500	910,287
Beijing Enterprises Water Group, Ltd.	2,307,000	752,716
<*»Beijing Gas Blue Sky Holdings, Ltd.	2,080,000	11,532
Beijing GeoEnviron Engineering & Technology, Inc., Class A	32,300	69,933
*Beijing Jetsen Technology Co., Ltd., Class A	108,000	78,377
Beijing Jingneng Clean Energy Co., Ltd., Class H	400,000	102,980
Beijing New Building Materials PLC, Class A	43,900	191,881
Beijing North Star Co., Ltd., Class H	300,000	40,912
*Beijing Orient Landscape & Environment Co., Ltd., Class A	101,288	33,703
*Beijing Orient National Communication Science & Technology Co., Ltd., Class A	49,800	62,234
Beijing Originwater Technology Co., Ltd., Class A	118,600	83,749
*Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	93,854	59,068
*Beijing Science Sun Pharmaceutical Co., Ltd., Class A	15,900	30,834
Beijing Shougang Co., Ltd., Class A	76,000	54,926
Beijing Shunxin Agriculture Co., Ltd., Class A	15,400	47,695
Beijing Sinnet Technology Co., Ltd., Class A	64,376	93,825
Beijing SL Pharmaceutical Co., Ltd., Class A	40,700	62,076
Beijing Strong Biotechnologies, Inc., Class A	8,100	17,293
Beijing SuperMap Software Co., Ltd., Class A	11,700	29,436
Beijing Thunisoft Corp., Ltd., Class A	33,600	34,654
Beijing Tiantan Biological Products Corp., Ltd., Class A	6,500	19,309
#*Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	123,000	178,712
*Beijing Tongtech Co., Ltd., Class A	6,800	15,788
*Beijing Ultrapower Software Co., Ltd., Class A	58,000	32,748
Beijing Urban Construction Design & Development Group Co., Ltd.	80,000	20,698
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A	3,915	95,138
*Beijing Watertek Information Technology Co., Ltd., Class A	40,100	16,845
Beijing Yanjing Brewery Co., Ltd., Class A	107,755	111,297
*Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd.	5,100	90,417
Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	25,305	40,958
*Berry Genomics Co., Ltd., Class A	7,400	14,473
Best Pacific International Holdings, Ltd.	186,000	51,679
*BEST, Inc., ADR	58	24
*Betta Pharmaceuticals Co., Ltd.	2,500	16,227
Better Life Commercial Chain Share Co., Ltd., Class A	32,100	42,918
BGI Genomics Co., Ltd.	12,000	113,754
Biem.L.Fdlkk Garment Co., Ltd., Class A	24,700	83,267
*Bilibili, Inc., Class Z	400	10,380
Binhai Investment Co., Ltd.	152,000	29,640
Binjiang Service Group Co., Ltd.	21,500	62,476
*Black Peony Group Co., Ltd., Class A	44,800	59,223
Blue Sail Medical Co., Ltd., Class A	44,721	60,062
Bluefocus Intelligent Communications Group Co., Ltd., Class A	106,100	91,695
BOC Aviation, Ltd.	114,300	904,651
BOC International China Co., Ltd., Class A	21,200	39,963
BOE Technology Group Co., Ltd., Class A	613,700	351,124

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
#Bosideng International Holdings, Ltd.	1,796,000	$906,452
Bright Dairy & Food Co., Ltd., Class A	45,200	75,201
*BrightGene Bio-Medical Technology Co., Ltd., Class A	4,996	15,383
*»Brilliance China Automotive Holdings, Ltd.	1,194,000	354,571
B-Soft Co., Ltd., Class A	50,900	46,212
*BTG Hotels Group Co., Ltd., Class A	20,700	73,335
BYD Co., Ltd., Class H	71,500	2,148,786
BYD Electronic International Co., Ltd.	617,000	1,262,915
By-health Co., Ltd., Class A	42,416	128,173
*C&D Property Management Group Co., Ltd.	42,000	20,448
C&S Paper Co., Ltd., Class A	56,471	89,446
Cabbeen Fashion, Ltd.	155,000	52,351
Caitong Securities Co., Ltd., Class A	89,570	96,020
Camel Group Co., Ltd., Class A	36,400	45,653
*Cangzhou Mingzhu Plastic Co., Ltd., Class A	30,700	20,847
Canny Elevator Co., Ltd., Class A	19,300	20,632
#*CanSino Biologics, Inc.	2,200	23,637
Canvest Environmental Protection Group Co., Ltd.	218,000	91,966
*Capital Environment Holdings, Ltd.	2,440,000	52,245
Carrianna Group Holdings Co., Ltd.	238,000	15,167
*Castech, Inc., Class A	7,800	14,633
*CECEP Guozhen Environmental Protection Technology Co., Ltd., Class A	17,900	17,168
CECEP Solar Energy Co., Ltd., Class A	77,100	77,545
CECEP Wind-Power Corp., Class A	25,400	15,335
Central China Management Co., Ltd.	370,696	58,585
Central China Real Estate, Ltd.	370,696	32,127
Central China Securities Co., Ltd.	361,000	58,893
CETC Digital Technology Co., Ltd., Class A	6,300	20,109
CGN New Energy Holdings Co., Ltd.	910,000	403,612
CGN Nuclear Technology Development Co., Ltd., Class A	31,200	38,990
CGN Power Co., Ltd., Class H	1,190,000	336,700
Changchun Faway Automobile Components Co., Ltd., Class A	15,400	19,129
Changchun High & New Technology Industry Group, Inc., Class A	5,300	125,300
Changjiang Securities Co., Ltd., Class A	107,500	89,830
Changzhou Tronly New Electronic Materials Co., Ltd., Class A	10,800	13,139
Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	3,800	73,166
Chaowei Power Holdings, Ltd.	330,000	71,500
Chaozhou Three-Circle Group Co., Ltd., Class A	21,000	90,587
ChemPartner PharmaTech Co., Ltd., Class A	9,000	12,643
*Chengdu CORPRO Technology Co., Ltd., Class A	7,700	18,109
Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	16,970	31,223
Chengdu Hongqi Chain Co., Ltd., Class A	47,100	35,174
Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	22,900	45,685
*Chengdu Kanghua Biological Products Co., Ltd., Class A	1,900	33,665
Chengdu Wintrue Holding Co., Ltd., Class A	39,300	81,834
Chengdu Xingrong Environment Co., Ltd., Class A	50,300	37,791
Chengtun Mining Group Co., Ltd., Class A	34,500	36,257
*Chengzhi Co., Ltd., Class A	41,800	59,663
*Chifeng Jilong Gold Mining Co., Ltd., Class A	37,400	103,387
China Aerospace International Holdings, Ltd.	848,000	51,878
China Aircraft Leasing Group Holdings, Ltd.	51,500	34,788
China Baoan Group Co., Ltd., Class A	28,300	38,349
#*China Boton Group Co., Ltd.	146,000	55,824
*China CAMC Engineering Co., Ltd., Class A	43,900	56,910
China Cinda Asset Management Co., Ltd., Class H	6,748,000	1,143,853
China CITIC Bank Corp., Ltd., Class H	1,751,000	894,899

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
China Coal Energy Co., Ltd., Class H	1,031,000	$879,079
China Communications Services Corp., Ltd., Class H	1,124,000	514,285
*China Conch Environment Protection Holdings, Ltd.	587,500	503,177
China Conch Venture Holdings, Ltd.	587,500	1,531,245
China Construction Bank Corp., Class H	21,060,200	15,004,368
China CSSC Holdings, Ltd., Class A	52,700	124,258
China Datang Corp. Renewable Power Co., Ltd., Class H	1,244,000	477,233
*China Daye Non-Ferrous Metals Mining, Ltd.	3,026,163	32,783
China Design Group Co., Ltd., Class A	16,000	20,260
#*China Dili Group	715,600	170,551
*China Display Optoelectronics Technology Holdings, Ltd.	360,000	19,271
China East Education Holdings, Ltd.	104,500	53,940
#*China Eastern Airlines Corp., Ltd.	674,000	229,358
*China Eastern Airlines Corp., Ltd., Sponsored ADR	2,373	39,866
#China Education Group Holdings, Ltd.	156,000	135,399
*China Electronics Huada Technology Co., Ltd.	256,000	17,293
China Electronics Optics Valley Union Holding Co., Ltd.	664,000	38,082
China Energy Engineering Corp., Ltd., Class H	1,332,709	185,142
China Everbright Bank Co., Ltd., Class H	919,000	334,985
China Everbright Environment Group, Ltd.	1,385,074	822,626
#China Everbright Greentech, Ltd.	447,000	116,220
China Everbright Water, Ltd.	129,348	27,632
China Express Airlines Co., Ltd., Class A	37,700	58,465
China Feihe, Ltd.	159,000	152,188
<*»China Financial Services Holdings, Ltd.	17,700	719
China Foods, Ltd.	604,000	217,085
*China Fordoo Holdings, Ltd.	131,000	9,183
China Galaxy Securities Co., Ltd., Class H	1,085,500	594,897
China Gas Holdings, Ltd.	1,725,600	2,115,722
#China Glass Holdings, Ltd.	262,000	45,413
China Gold International Resources Corp., Ltd.	120,535	452,696
China Gold International Resources Corp., Ltd.	16,300	61,804
China Greatwall Technology Group Co., Ltd., Class A	32,300	43,866
*China Green Agriculture, Inc.	20	178
*China Greenland Broad Greenstate Group Co., Ltd.	356,000	4,673
China Hanking Holdings, Ltd.	433,000	80,020
China Harmony Auto Holding, Ltd.	380,000	179,196
China Harzone Industry Corp., Ltd., Class A	15,800	16,343
<*»China High Precision Automation Group, Ltd.	127,000	3,703
*China High Speed Railway Technology Co., Ltd., Class A	128,300	43,078
*China High Speed Transmission Equipment Group Co., Ltd.	265,000	148,608
China Hongqiao Group, Ltd.	1,453,000	1,850,012
#*China Index Holdings, Ltd., ADR	2,980	2,831
China International Capital Corp., Ltd., Class H	388,800	788,883
China International Marine Containers Group Co., Ltd., Class H	296,720	412,208
China Isotope & Radiation Corp.	3,200	7,928
China Jinmao Holdings Group, Ltd.	3,518,000	1,170,253
China Jushi Co., Ltd., Class A	111,531	264,147
China Kepei Education Group, Ltd.	202,000	56,639
China Kings Resources Group Co., Ltd., Class A	8,500	30,869
China Lesso Group Holdings, Ltd.	922,000	1,169,223
China Life Insurance Co., Ltd., Class H	549,000	806,062
China Life Insurance Co., Ltd., Sponsored ADR	3,332	23,890
China Lilang, Ltd.	323,000	157,257
*China Literature, Ltd.	105,600	453,563

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
China Longyuan Power Group Corp., Ltd., Class H	836,000	$1,642,987
<*»China Lumena New Materials Corp.	18,800	—
*China Maple Leaf Educational Systems, Ltd.	542,000	24,523
China Medical System Holdings, Ltd.	980,000	1,418,887
China Meheco Co., Ltd., Class A	40,400	128,651
China Meidong Auto Holdings, Ltd.	286,000	953,194
China Mengniu Dairy Co., Ltd.	778,000	4,224,084
China Merchants Bank Co., Ltd., Class H	1,010,201	6,167,181
China Merchants Energy Shipping Co., Ltd.	187,160	143,997
China Merchants Land, Ltd.	614,000	58,691
China Merchants Port Holdings Co., Ltd.	658,000	1,155,629
China Merchants Property Operation & Service Co., Ltd., Class A	29,900	81,934
China Merchants Securities Co., Ltd., Class H	17,160	17,956
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	99,600	234,990
<*»China Metal Recycling Holdings, Ltd.	89,400	—
China Minmetals Rare Earth Co., Ltd., Class A	3,200	11,139
China Minsheng Banking Corp., Ltd., Class H	1,292,120	492,399
China Modern Dairy Holdings, Ltd.	2,015,000	295,336
China Molybdenum Co., Ltd., Class H	1,233,000	627,017
China National Accord Medicines Corp., Ltd., Class A	14,600	63,045
China National Building Material Co., Ltd., Class H	2,227,400	2,997,820
China National Chemical Engineering Co., Ltd., Class A	77,000	105,848
China National Medicines Corp., Ltd., Class A	31,700	140,848
China National Nuclear Power Co., Ltd., Class A	270,201	290,066
China National Software & Service Co., Ltd., Class A	3,700	18,105
China New Higher Education Group, Ltd.	461,000	163,926
*China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	77,200	47,889
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	23,800	113,523
*China Nuclear Energy Technology Corp., Ltd.	50,000	5,608
*China Oceanwide Holdings, Ltd.	298,000	1,557
*China Oil & Gas Group, Ltd.	1,984,000	99,881
China Oilfield Services, Ltd., Class H	1,244,000	1,292,175
China Overseas Grand Oceans Group, Ltd.	1,277,375	755,405
China Overseas Land & Investment, Ltd.	1,836,827	5,723,880
China Overseas Property Holdings, Ltd.	759,275	909,642
China Pacific Insurance Group Co., Ltd., Class H	1,017,800	2,277,877
China Petroleum & Chemical Corp., Sponsored ADR	11,057	538,476
China Petroleum & Chemical Corp., Class H	4,799,400	2,379,468
China Pioneer Pharma Holdings, Ltd.	106,000	32,964
China Power International Development, Ltd.	1,494,333	735,154
<*»China Properties Group, Ltd.	173,000	1,715
China Publishing & Media Co., Ltd., Class A	70,210	47,676
China Railway Group, Ltd., Class H	1,334,000	936,808
China Railway Signal & Communication Corp., Ltd., Class H	589,000	198,181
China Railway Tielong Container Logistics Co., Ltd., Class A	55,800	39,571
China Reinsurance Group Corp., Class H	2,836,000	249,401
China Renaissance Holdings, Ltd.	106,100	136,307
China Resources Beer Holdings Co., Ltd.	178,962	1,060,613
China Resources Boya Bio-pharmaceutical Group Co., Ltd., Class A	9,100	38,144
China Resources Cement Holdings, Ltd.	1,744,610	1,456,408
China Resources Double Crane Pharmaceutical Co., Ltd., Class A	36,900	167,285
China Resources Gas Group, Ltd.	538,000	2,046,775
China Resources Land, Ltd.	1,286,444	5,787,740
China Resources Medical Holdings Co., Ltd.	468,000	261,851
China Resources Pharmaceutical Group, Ltd.	793,500	421,722

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
China Resources Power Holdings Co., Ltd.	486,678	$927,933
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	36,427	202,272
China Risun Group, Ltd.	244,000	123,459
China Sanjiang Fine Chemicals Co., Ltd.	500,000	101,961
China SCE Group Holdings, Ltd.	1,379,600	249,681
China Science Publishing & Media, Ltd., Class A	23,700	25,871
*China Shanshui Cement Group, Ltd.	234,000	68,892
#*China Shengmu Organic Milk, Ltd.	1,157,000	53,086
China Shenhua Energy Co., Ltd., Class H	1,014,616	3,271,641
China Shuifa Singyes Energy Holdings, Ltd.	126,000	17,344
China South City Holdings, Ltd.	2,254,000	215,456
China South Publishing & Media Group Co., Ltd., Class A	50,900	73,801
*China Southern Airlines Co., Ltd., Class H	860,000	485,563
*China Southern Airlines Co., Ltd., Sponsored ADR	3,231	87,334
China Starch Holdings, Ltd.	390,000	10,190
China State Construction Development Holdings, Ltd.	154,000	47,106
China State Construction Engineering Corp., Ltd., Class A	375,200	354,767
China State Construction International Holdings, Ltd.	580,000	754,000
*China Sunshine Paper Holdings Co., Ltd.	359,000	99,746
China Suntien Green Energy Corp., Ltd., Class H	642,000	366,570
China Taiping Insurance Holdings Co., Ltd.	1,563,506	1,805,391
China Testing & Certification International Group Co., Ltd., Class A	17,820	32,948
#*China Tianrui Group Cement Co., Ltd.	53,000	39,719
*China Tianying, Inc., Class A	61,000	39,126
China Tourism Group Duty Free Corp., Ltd., Class A	11,800	323,333
China Tower Corp., Ltd., Class H	8,068,000	946,013
China Traditional Chinese Medicine Holdings Co., Ltd.	2,010,000	986,280
China TransInfo Technology Co., Ltd., Class A	65,700	84,775
*China Tungsten And Hightech Materials Co., Ltd., Class A	25,500	37,856
China Vanke Co., Ltd., Class H	630,510	1,497,895
China Vast Industrial Urban Development Co., Ltd.	218,000	52,235
China Water Affairs Group, Ltd.	310,000	342,155
China West Construction Group Co., Ltd., Class A	43,300	51,503
<*»China Wood Optimization Holding, Ltd.	88,000	1,893
China World Trade Center Co., Ltd., Class A	7,900	16,962
China Xinhua Education Group, Ltd.	65,000	11,847
China XLX Fertiliser, Ltd.	247,000	214,382
China Yangtze Power Co., Ltd., Class A	77,800	266,139
China Yongda Automobiles Services Holdings, Ltd.	788,000	738,171
China Yuhua Education Corp., Ltd.	798,000	141,371
*China Yurun Food Group, Ltd.	153,000	10,725
*»China ZhengTong Auto Services Holdings, Ltd.	456,000	31,965
China Zhenhua Group Science & Technology Co., Ltd., Class A	3,900	62,073
#<*»China Zhongwang Holdings, Ltd.	878,400	141,061
*China-Singapore Suzhou Industrial Park Development Group Co., Ltd., Class A	15,100	20,007
Chinasoft International, Ltd.	1,434,000	1,180,661
*Chindata Group Holdings, Ltd., ADR	1,907	11,900
*Chongqing Brewery Co., Ltd., Class A	6,000	113,329
Chongqing Changan Automobile Co., Ltd., Class A	40,100	63,214
Chongqing Department Store Co., Ltd., Class A	15,000	63,101
Chongqing Dima Industry Co., Ltd., Class A	111,700	36,663
Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	34,200	63,697
*Chongqing Iron & Steel Co., Ltd., Class H	68,000	9,880
Chongqing Machinery & Electric Co., Ltd., Class H	633,925	50,900
Chongqing Rural Commercial Bank Co., Ltd., Class H	1,221,000	476,190

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Chongqing Zaisheng Technology Corp., Ltd., Class A	23,100	$19,477
Chongqing Zhifei Biological Products Co., Ltd., Class A	11,800	167,894
Chongqing Zongshen Power Machinery Co., Ltd., Class A	38,900	31,686
Chow Tai Seng Jewellery Co., Ltd., Class A	43,000	81,446
*CIFI Ever Sunshine Services Group, Ltd.	362,000	488,132
CIFI Holdings Group Co., Ltd.	1,863,139	909,468
#CIMC Enric Holdings, Ltd.	550,000	583,216
*Cinda Real Estate Co., Ltd., Class A	81,400	81,012
Cisen Pharmaceutical Co., Ltd., Class A	11,500	19,583
*CITIC Guoan Information Industry Co., Ltd., Class A	133,500	62,311
*CITIC Press Corp., Class A	2,600	7,082
*CITIC Resources Holdings, Ltd.	1,352,000	96,496
CITIC Securities Co., Ltd., Class H	243,225	540,008
CITIC, Ltd.	1,628,000	1,695,196
*Citychamp Watch & Jewellery Group, Ltd.	438,000	58,615
CMST Development Co., Ltd., Class A	100,200	83,579
CNHTC Jinan Truck Co., Ltd., Class A	38,760	57,775
CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	66,200	73,061
COFCO Biotechnology Co., Ltd., Class A	79,700	98,520
COFCO Joycome Foods, Ltd.	1,108,000	456,127
*Cogobuy Group	246,000	67,722
»Colour Life Services Group Co., Ltd.	260,247	20,565
*Comba Telecom Systems Holdings, Ltd.	716,000	121,369
Concord New Energy Group, Ltd.	3,850,000	358,201
*Confidence Intelligence Holdings, Ltd.	8,000	26,714
Consun Pharmaceutical Group, Ltd.	296,000	174,669
*Contec Medical Systems Co., Ltd., Class A	9,500	37,833
Contemporary Amperex Technology Co., Ltd., Class A	7,400	456,087
*Continental Aerospace Technologies Holding, Ltd.	1,307,948	16,170
*Coolpad Group, Ltd.	1,295,400	29,718
COSCO SHIPPING Development Co., Ltd., Class H	2,114,000	420,313
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	603,752	319,338
*COSCO SHIPPING Holdings Co., Ltd., Class H	1,442,900	2,291,383
*Cosmo Lady China Holdings Co., Ltd.	295,000	13,347
Country Garden Holdings Co., Ltd.	3,552,434	2,476,605
Country Garden Services Holdings Co., Ltd.	318,550	1,374,294
CPMC Holdings, Ltd.	265,000	132,734
CQ Pharmaceutical Holding Co., Ltd., Class A	55,200	40,143
*Crystal Clear Electronic Material Co., Ltd., Class A	3,700	13,236
CSC Financial Co., Ltd., Class H	84,500	78,403
CSG Holding Co., Ltd., Class A	83,800	70,909
*CSPC Innovation Pharmaceutical Co., Ltd., Class A	11,419	21,869
CSPC Pharmaceutical Group, Ltd.	3,688,080	3,807,402
CSSC Science & Technology Co., Ltd., Class A	18,800	30,316
<*»CT Environmental Group, Ltd.	1,368,000	11,124
CTS International Logistics Corp., Ltd., Class A	57,630	78,093
Da Ming International Holdings, Ltd.	8,000	2,763
Daan Gene Co., Ltd., Class A	35,160	95,236
DaFa Properties Group, Ltd.	64,000	31,159
Dali Foods Group Co., Ltd.	1,027,000	526,187
Dalian Huarui Heavy Industry Group Co., Ltd., Class A	63,900	32,904
*Dalipal Holdings, Ltd.	50,000	12,809
*Dare Power Dekor Home Co., Ltd., Class A	22,600	28,991
Dashang Co., Ltd.	10,600	33,117
DaShenLin Pharmaceutical Group Co., Ltd., Class A	17,888	71,103
Datang International Power Generation Co., Ltd., Class H	718,000	116,217

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Dawnrays Pharmaceutical Holdings, Ltd.	450,000	$64,809
Dazzle Fashion Co., Ltd., Class A	12,600	27,451
DBG Technology Co., Ltd., Class A	17,900	23,932
*DeHua TB New Decoration Materials Co., Ltd., Class A	29,400	42,052
Deppon Logistics Co., Ltd., Class A	13,200	27,407
#Dexin China Holdings Co., Ltd.	84,000	31,475
DHC Software Co., Ltd., Class A	119,300	104,540
Dian Diagnostics Group Co., Ltd., Class A	25,200	124,033
*Digital China Group Co., Ltd., Class A	22,270	46,138
Digital China Information Service Co., Ltd., Class A	39,800	63,460
Do-Fluoride New Materials Co., Ltd., Class A	4,800	22,910
Dong-E-E-Jiao Co., Ltd., Class A	16,500	75,274
*Dongfang Electronics Co., Ltd., Class A	21,700	17,676
Dongfeng Motor Group Co., Ltd., Class H	1,268,000	932,478
*Dongguan Development Holdings Co., Ltd., Class A	40,300	56,005
Dongjiang Environmental Co., Ltd., Class H	100,200	36,652
Dongxing Securities Co., Ltd., Class A	53,000	65,674
Dongyue Group, Ltd.	1,162,000	1,399,527
#*DouYu International Holdings, Ltd., Sponsored ADR	42,762	75,689
*Duiba Group, Ltd.	83,200	8,801
Dynagreen Environmental Protection Group Co., Ltd., Class H	280,000	121,333
East Group Co., Ltd., Class A	42,800	41,242
East Money Information Co., Ltd., Class A	32,400	111,127
*Eastern Communications Co., Ltd., Class A	13,400	16,847
E-Commodities Holdings, Ltd.	828,000	188,898
Ecovacs Robotics Co., Ltd., Class A	5,500	89,518
*Edifier Technology Co., Ltd., Class A	23,500	26,006
Edvantage Group Holdings, Ltd.	32,000	11,175
EEKA Fashion Holdings Ltd	39,000	63,127
*EIT Environmental Development Group Co., Ltd., Class A	5,700	16,778
Electric Connector Technology Co., Ltd., Class A	6,800	27,971
ENN Energy Holdings, Ltd.	168,000	2,267,507
ENN Natural Gas Co., Ltd., Class A	63,900	157,689
Essex Bio-technology, Ltd.	154,000	78,510
Eternal Asia Supply Chain Management, Ltd., Class A	75,500	56,269
*Ev Dynamics Holdings, Ltd.	590,000	5,264
#EVA Precision Industrial Holdings, Ltd.	396,000	77,220
Eve Energy Co., Ltd., Class A	1,500	14,876
Everbright Securities Co., Ltd., Class H	123,800	77,157
Fangda Carbon New Material Co., Ltd., Class A	29,771	31,736
Fangda Special Steel Technology Co., Ltd., Class A	89,300	112,941
Fanhua, Inc., ADR	3,539	21,517
FAWER Automotive Parts Co., Ltd., Class A	57,562	41,167
Fiberhome Telecommunication Technologies Co., Ltd., Class A	45,800	92,611
Fibocom Wireless, Inc., Class A	12,400	56,794
*FIH Mobile, Ltd.	1,561,000	194,972
Financial Street Holdings Co., Ltd., Class A	112,000	108,599
First Capital Securities Co., Ltd., Class A	80,700	67,435
Flat Glass Group Co., Ltd., Class H	66,000	238,894
Focus Media Information Technology Co., Ltd., Class A	210,788	185,027
Foshan Haitian Flavouring & Food Co., Ltd., Class A	27,390	336,184
Fosun International, Ltd.	716,392	761,483
Founder Securities Co., Ltd., Class A	112,400	103,571
Fountain SET Holdings, Ltd.	858,000	154,188
*FriendTimes, Inc.	278,000	45,352

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Fu Jian Anjoy Foods Co., Ltd.	5,000	$97,430
Fu Shou Yuan International Group, Ltd.	757,000	525,818
Fufeng Group, Ltd.	944,600	477,949
*Fujian Aonong Biological Technology Group, Inc., Ltd., Class A	11,600	28,958
Fujian Funeng Co., Ltd., Class A	43,900	83,547
*Fujian Green Pine Co., Ltd., Class A	10,300	9,258
»Fujian Longking Co., Ltd., Class A	41,900	54,065
Fujian Star-net Communication Co., Ltd., Class A	19,400	63,530
*Fujian Sunner Development Co., Ltd., Class A	39,600	97,186
Fulongma Group Co., Ltd., Class A	10,200	14,098
#*Futu Holdings, Ltd., ADR	269	8,605
Fuyao Glass Industry Group Co., Ltd., Class H	291,600	1,211,570
Gan & Lee Pharmaceuticals Co., Ltd., Class A	1,800	11,510
Ganfeng Lithium Co., Ltd., Class H	2,600	31,746
»Gansu Qilianshan Cement Group Co., Ltd., Class A	32,400	52,197
Gansu Shangfeng Cement Co., Ltd., Class A	30,200	94,715
G-bits Network Technology Xiamen Co., Ltd.	2,400	122,137
#*GCL New Energy Holdings, Ltd.	2,012,000	35,388
*GCL-Poly Energy Holdings, Ltd.	5,633,000	1,823,547
#*GDS Holdings, Ltd., Sponsored ADR	1,566	49,204
*GDS Holdings, Ltd., Class A	40,300	173,349
Geely Automobile Holdings, Ltd.	2,818,000	4,467,914
GEM Co., Ltd., Class A	45,700	46,445
Gemdale Corp., Class A	69,500	149,429
Gemdale Properties & Investment Corp., Ltd.	4,256,000	455,643
*Genimous Technology Co., Ltd., Class A	41,500	32,304
Getein Biotech, Inc., Class A	13,400	35,852
GF Securities Co., Ltd., Class H	341,800	432,143
Giant Network Group Co., Ltd., Class A	70,200	87,410
Gigadevice Semiconductor Beijing, Inc.	2,000	37,584
Ginlong Technologies Co., Ltd., Class A	1,200	34,871
*Glarun Technology Co., Ltd., Class A	35,300	76,216
*Glorious Property Holdings, Ltd.	1,665,000	35,863
GoerTek, Inc., Class A	28,200	148,819
Golden Eagle Retail Group, Ltd.	273,000	191,716
GoldenHome Living Co., Ltd., Class A	4,396	17,096
Goldenmax International Technology, Ltd., Class A	25,100	30,347
Goldlion Holdings, Ltd.	162,000	31,384
#*GOME Retail Holdings, Ltd.	3,285,060	161,193
*Goodbaby International Holdings, Ltd.	433,000	55,186
*Gotion High-tech Co., Ltd., Class A	3,900	15,737
*Grand Baoxin Auto Group, Ltd.	439,881	31,956
Grand Pharmaceutical Group, Ltd.	783,000	484,002
Grandblue Environment Co., Ltd., Class A	13,400	37,284
*Grandjoy Holdings Group Co., Ltd., Class A	137,600	81,420
Great Wall Motor Co., Ltd., Class H	675,500	972,853
Greattown Holdings, Ltd., Class A	95,600	45,629
Greatview Aseptic Packaging Co., Ltd.	543,000	148,101
Gree Electric Appliances, Inc. of Zhuhai,, Class A	42,900	201,591
*Gree Real Estate Co., Ltd., Class A	18,100	13,953
Greenland Holdings Corp., Ltd., Class A	130,400	94,045
Greenland Hong Kong Holdings, Ltd.	589,000	123,863
Greentown China Holdings, Ltd.	588,500	1,047,069
*Greentown Management Holdings Co., Ltd.	6,000	4,565
Greentown Service Group Co., Ltd.	718,000	722,928
GRG Banking Equipment Co., Ltd., Class A	22,600	29,127

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
*Guangdong Advertising Group Co., Ltd., Class A	58,900	$37,158
*Guangdong Aofei Data Technology Co., Ltd., Class A	5,400	13,505
*Guangdong Baolihua New Energy Stock Co., Ltd., Class A	22,100	14,042
*Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	30,500	17,359
*Guangdong Great River Smarter Logistics Co., Ltd.	14,020	37,469
Guangdong Haid Group Co., Ltd., Class A	22,200	206,166
*Guangdong HEC Technology Holding Co., Ltd., Class A	42,100	39,934
Guangdong Hongda Holdings Group Co., Ltd., Class A	14,100	42,353
Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	67,482	43,689
Guangdong Investment, Ltd.	580,000	746,608
Guangdong Kinlong Hardware Products Co., Ltd., Class A	3,900	45,614
*Guangdong Sirio Pharma Co., Ltd., Class A	3,600	12,613
*Guangdong South New Media Co., Ltd., Class A	9,200	48,592
Guangdong Tapai Group Co., Ltd., Class A	47,300	62,528
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	26,200	65,049
Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	33,100	73,858
*Guanghui Energy Co., Ltd., Class A	146,800	195,831
*Guangshen Railway Co., Ltd., Class H	746,950	125,663
Guangxi Liugong Machinery Co., Ltd., Class A	50,000	46,148
Guangxi Liuzhou Pharmaceutical Co., Ltd.	16,100	36,773
*Guangxi Wuzhou Communications Co., Ltd., Class A	34,500	20,206
Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	135,000	57,523
Guangzhou Automobile Group Co., Ltd., Class H	826,000	712,709
Guangzhou Baiyunshan Pharmaceutical Holdings Co. LT	48,000	124,800
*Guangzhou Great Power Energy & Technology Co., Ltd., Class A	2,700	12,744
*Guangzhou GRG Metrology & Test Co., Ltd., Class A	15,700	36,522
Guangzhou Haige Communications Group, Inc. Co., Class A	95,700	130,689
*Guangzhou KDT Machinery Co., Ltd., Class A	12,100	35,853
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	7,700	94,289
Guangzhou R&F Properties Co., Ltd., Class H	1,092,800	410,872
Guangzhou Restaurant Group Co., Ltd., Class A	22,200	72,800
Guangzhou Shangpin Home Collection Co., Ltd., Class A	6,500	24,506
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	9,800	113,202
*Guangzhou Tinci Materials Technology Co., Ltd., Class A	4,400	49,633
Guangzhou Wondfo Biotech Co., Ltd., Class A	14,007	92,013
Guangzhou Zhujiang Brewery Co., Ltd., Class A	38,500	44,577
*Guilin Sanjin Pharmaceutical Co., Ltd., Class A	8,700	15,116
*Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	54,000	54,067
*Guizhou Gas Group Corp., Ltd., Class A	23,300	24,382
Guizhou Panjiang Refined Coal Co., Ltd., Class A	69,200	85,853
*Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	79,400	55,948
Guocheng Mining Co., Ltd.	9,200	19,531
Guolian Securities Co., Ltd., Class H	107,500	51,105
Guomai Technologies, Inc., Class A	44,800	34,536
Guosen Securities Co., Ltd., Class A	92,900	135,678
*Guosheng Financial Holding, Inc., Class A	66,960	83,981
Guotai Junan Securities Co., Ltd., Class H	51,400	66,820
Guoyuan Securities Co., Ltd., Class A	83,800	76,208
*Haichang Ocean Park Holdings, Ltd.	498,000	336,394
Haier Smart Home Co., Ltd., Class H	895,800	3,242,446
*Hailiang Education Group, Inc., Sponsored ADR	1,838	23,269
Hailir Pesticides and Chemicals Group Co., Ltd.	10,928	36,395
*Hainan Development Holdings Nanhai Co., Ltd., Class A	29,400	50,419
*Hainan Meilan International Airport Co., Ltd.	50,000	95,716
Hainan Poly Pharm Co., Ltd.	15,400	60,981

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
*Hainan Strait Shipping Co., Ltd., Class A	51,500	$38,382
Haitian International Holdings, Ltd.	446,000	1,106,168
Haitong Securities Co., Ltd., Class H	571,200	401,856
Hand Enterprise Solutions Co., Ltd., Class A	33,900	39,710
*Hang Zhou Great Star Industrial Co., Ltd., Class A	40,700	94,799
Hangcha Group Co., Ltd., Class A	24,200	53,343
Hangjin Technology Co., Ltd., Class A	16,600	71,257
*Hangxiao Steel Structure Co., Ltd., Class A	52,100	26,749
Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	127,400	158,058
Hangzhou Century Co., Ltd., Class A	29,800	20,908
*Hangzhou Electronic Soul Network Technology Co., Ltd., Class A	4,800	15,632
Hangzhou First Applied Material Co., Ltd., Class A	7,500	104,725
Hangzhou Oxygen Plant Group Co., Ltd., Class A	13,500	53,031
Hangzhou Silan Microelectronics Co., Ltd., Class A	2,200	13,912
Han’s Laser Technology Industry Group Co., Ltd., Class H	27,300	114,269
Hansoh Pharmaceutical Group Co., Ltd.	22,000	36,507
*Harbin Bank Co., Ltd., Class H	231,000	19,726
Harbin Boshi Automation Co., Ltd., Class A	28,765	44,826
Harbin Electric Co., Ltd., Class H	354,236	94,359
*Harbin Gloria Pharmaceuticals Co., Ltd., Class A	27,400	10,149
<*»Harmonicare	74,000	3,608
HBIS Resources Co., Ltd., Class A	27,800	60,483
*HC Group, Inc.	211,500	13,343
Health & Happiness H&H International Holdings, Ltd.	124,500	138,049
Hebei Chengde Lulu Co., Ltd., Class A	48,100	60,110
Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	27,700	89,710
Hefei Meiya Optoelectronic Technology, Inc., Class A	17,370	59,341
*Hefei Urban Construction Development Co., Ltd., Class A	17,000	18,941
Heilongjiang Agriculture Co., Ltd., Class A	39,700	84,162
#Hello Group, Inc., ADR	89,468	475,970
Henan Lingrui Pharmaceutical Co., Class A	10,700	18,414
»Henan Shenhuo Coal & Power Co., Ltd., Class A	94,300	170,094
Henan Shuanghui Investment & Development Co., Ltd., Class A	78,200	350,279
Henan Thinker Automatic Equipment Co., Ltd., Class A	9,660	25,453
*Henan Yicheng New Energy Co., Ltd., Class A	33,600	20,033
Henan Yuguang Gold & Lead Co., Ltd., Class A	26,400	18,682
Henan Zhongyuan Expressway Co., Ltd., Class A	75,500	34,785
Hengan International Group Co., Ltd.	487,500	2,311,325
Hengdian Group DMEGC Magnetics Co., Ltd., Class A	49,200	113,264
Hengli Petrochemical Co., Ltd., Class A	95,400	300,921
Hengyi Petrochemical Co., Ltd., Class A	40,882	46,904
Hesteel Co., Ltd., Class A	327,200	114,786
Hexing Electrical Co., Ltd., Class A	20,200	34,641
Hisense Home Appliances Group Co., Ltd., Class H	147,000	144,824
Hithink Royalflush Information Network Co., Ltd., Class A	8,400	103,873
*Holitech Technology Co., Ltd., Class A	104,700	46,977
Hongda Xingye Co., Ltd., Class A	94,500	49,514
*Hongfa Technology Co., Ltd., Class A	15,800	114,949
*Honghua Group, Ltd.	1,656,000	52,765
*Hongli Zhihui Group Co., Ltd., Class A	10,600	11,284
Hongta Securities Co., Ltd., Class A	11,710	15,938
<*»Honworld Group, Ltd.	59,000	4,328
Hope Education Group Co., Ltd.	1,086,000	67,130
Hopson Development Holdings, Ltd.	361,860	700,093
*Hua Hong Semiconductor, Ltd.	205,000	815,177
Huaan Securities Co., Ltd., Class A	173,190	113,953

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
#Huabao International Holdings, Ltd.	22,000	$12,141
#Huadian Power International Corp., Ltd., Class H	476,000	166,227
Huadong Medicine Co., Ltd., Class A	38,000	195,101
*Huafa Property Services Group Co., Ltd.	1,180,000	22,258
Huafon Chemical Co., Ltd., Class A	130,300	153,024
*Huafon Microfibre Shanghai Technology Co., Ltd., Class A	67,600	36,641
Huafu Fashion Co., Ltd., Class A	71,500	39,186
Huagong Tech Co., Ltd., Class A	22,200	56,255
Huaibei Mining Holdings Co., Ltd., Class A	26,900	57,229
Hualan Biological Engineering, Inc., Class A	21,800	54,781
Huaneng Power International, Inc., Class H	664,000	337,664
Huaneng Power International, Inc., Sponsored ADR	3,000	59,580
#*Huanxi Media Group, Ltd.	20,000	3,492
*Huapont Life Sciences Co., Ltd., Class A	78,900	59,279
Huatai Securities Co., Ltd., Class H	379,800	527,624
Huaxi Holdings Co., Ltd.	78,000	14,315
Huaxi Securities Co., Ltd., Class A	96,600	101,666
Huaxia Bank Co., Ltd., Class A	170,400	139,826
Huaxin Cement Co., Ltd., Class A	43,000	141,139
Huayu Automotive Systems Co., Ltd., Class A	84,000	247,888
Huazhong In-Vehicle Holdings Co., Ltd.	344,000	114,869
Huazhu Group, Ltd.	9,900	32,806
Huazhu Group, Ltd., Sponsored ADR	29,612	895,467
Hubei Biocause Pharmaceutical Co., Ltd., Class A	196,700	84,109
*Hubei Feilihua Quartz Glass Co., Ltd., Class A	7,000	53,509
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	36,200	124,324
Hubei Xingfa Chemicals Group Co., Ltd., Class A	26,320	127,128
*Huishang Bank Corp., Ltd.	186,200	60,040
Huizhou Desay Sv Automotive Co., Ltd., Class A	1,300	23,396
Humanwell Healthcare Group Co., Ltd., Class A	38,700	91,015
Hunan Aihua Group Co., Ltd., Class A	13,000	51,673
*Hunan Gold Corp., Ltd., Class A	54,800	75,826
Hunan New Wellful Co., Ltd., Class A	21,100	29,958
Hunan Valin Steel Co., Ltd., Class A	186,900	164,340
*Hunan Zhongke Electric Co., Ltd., Class A	9,800	38,364
Hundsun Technologies, Inc., Class A	7,000	40,134
#*HUYA, Inc., Sponsored ADR	15,110	62,404
#Hygeia Healthcare Holdings Co., Ltd.	80,600	397,548
Hytera Communications Corp., Ltd., Class A	66,700	46,096
*HyUnion Holding Co., Ltd., Class A	22,600	25,316
*iDreamSky Technology Holdings, Ltd.	212,400	110,177
Iflytek Co., Ltd., Class A	18,000	100,276
IKD Co., Ltd., Class A	21,800	35,022
IMAX China Holding, Inc.	106,100	119,810
Industrial & Commercial Bank of China, Ltd., Class H	11,727,460	7,084,769
Industrial Bank Co., Ltd., Class A	177,500	547,330
Industrial Securities Co., Ltd., Class A	106,254	104,147
Infore Environment Technology Group Co., Ltd., Class A	106,200	71,315
Ingenic Semiconductor Co., Ltd., Class A	1,000	11,238
*Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	342,500	96,948
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	72,700	159,264
Inner Mongolia ERDOS Resources Co., Ltd., Class A	9,400	40,195
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	119,900	78,890
*Inner Mongolia Xingye Mining Co., Ltd., Class A	37,100	37,426
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	54,900	317,991

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Inner Mongolia Yitai Coal Co., Ltd., Class H	41,600	$64,578
*Innovent Biologics, Inc.	33,000	105,778
*Innuovo Technology Co., Ltd., Class A	22,600	20,450
Inspur Electronic Information Industry Co., Ltd., Class A	21,300	79,085
*Inspur International, Ltd.	174,000	61,651
#*iQIYI, Inc., Sponsored ADR	121,898	433,957
IReader Technology Co., Ltd., Class A	8,000	16,357
*IVD Medical Holding, Ltd.	24,000	8,106
JA Solar Technology Co., Ltd., Class A	12,800	156,933
Jafron Biomedical Co., Ltd., Class A	11,400	70,889
*JC Finance & Tax Interconnect Holdings, Ltd., Class A	20,500	19,075
JCET Group Co., Ltd., Class A	41,500	135,090
*JD.com, Inc., Class A	45,904	1,553,896
*Jenkem Technology Co., Ltd., Class A	686	16,578
*JH Educational Technology, Inc.	26,000	13,387
Jiajiayue Group Co., Ltd., Class A	19,400	35,548
Jiangling Motors Corp., Ltd., Class A	15,844	27,696
*Jiangnan Group, Ltd.	1,143,000	35,399
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	99,600	121,319
»Jiangsu Eastern Shenghong Co., Ltd., Class A	18,500	34,122
Jiangsu Expressway Co., Ltd., Class H	322,000	318,875
*Jiangsu Guomao Reducer Co., Ltd., Class A	5,100	15,020
Jiangsu Hengli Hydraulic Co., Ltd., Class A	17,100	118,253
Jiangsu Hengrui Medicine Co., Ltd., Class A	36,200	160,678
Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	14,400	22,874
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	93,500	56,029
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	14,000	94,602
*Jiangsu Leike Defense Technology Co., Ltd., Class A	51,500	35,358
*Jiangsu Lihua Animal Husbandry Stock Co., Ltd., Class A	6,500	27,354
Jiangsu Linyang Energy Co., Ltd., Class A	78,800	82,102
Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	37,300	69,583
Jiangsu Provincial Agricultural Reclamation and Development Corp.	41,700	87,711
Jiangsu Shagang Co., Ltd., Class A	60,300	42,762
*Jiangsu Shuangxing Color Plastic New Materials Co., Ltd., Class A	36,600	73,732
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	11,600	277,805
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	24,900	89,340
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	71,200	66,894
Jiangsu Zhongnan Construction Group Co., Ltd., Class A	134,300	79,872
Jiangsu Zhongtian Technology Co., Ltd., Class A	46,300	113,978
Jiangxi Bank Co., Ltd., Class H	24,500	4,059
Jiangxi Copper Co., Ltd., Class H	478,000	762,738
Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	13,100	21,085
Jiangxi Wannianqing Cement Co., Ltd., Class A	19,300	32,488
Jiangxi Zhengbang Technology Co., Ltd., Class A	116,500	102,613
Jiangzhong Pharmaceutical Co., Ltd., Class A	26,800	53,142
*Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	48,200	38,536
*Jiayin Group, Inc., ADR	2,739	5,505
Jiayou International Logistics Co., Ltd., Class A	7,900	22,302
Jiayuan International Group, Ltd.	542,406	82,265
*Jilin Electric Power Co., Ltd., Class A	18,800	17,861
Jinchuan Group International Resources Co., Ltd.	1,431,000	186,030
Jinduicheng Molybdenum Co., Ltd., Class A	111,500	125,573
*Jingjin Equipment, Inc., Class A	9,500	51,664
Jingrui Holdings, Ltd.	257,000	53,391
*Jinhui Liquor Co., Ltd., Class A	11,800	52,909
Jinke Properties Group Co., Ltd., Class A	81,800	54,930

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
#*JinkoSolar Holding Co., Ltd., Sponsored ADR	20,691	$1,060,621
*»Jinmao Property Services Co., Ltd.	37,129	9,398
Jinneng Science&Technology Co., Ltd., Class A	27,500	40,370
JiuGui Liquor Co., Ltd., Class A	3,900	87,968
Jiumaojiu International Holdings, Ltd.	354,000	794,071
*Jiuzhitang Co., Ltd., Class A	36,559	46,293
Jizhong Energy Resources Co., Ltd., Class A	143,300	163,113
JL Mag Rare-Earth Co., Ltd., Class A	10,669	42,328
JNBY Design, Ltd.	173,000	189,622
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	72,044	120,730
Jointown Pharmaceutical Group Co., Ltd., Class A	73,500	141,761
*Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	22,700	85,787
Joy City Property, Ltd.	1,920,000	73,412
Joyoung Co., Ltd., Class A	25,300	57,558
JS Global Lifestyle Co., Ltd.	267,000	321,578
JSTI Group, Class A	51,200	60,746
Ju Teng International Holdings, Ltd.	502,000	89,573
Juewei Food Co., Ltd., Class A	14,400	95,289
Jutal Offshore Oil Services, Ltd.	34,000	3,467
Kaisa Prosperity Holdings, Ltd.	28,000	21,269
Kaiser China Cultural Co., Ltd., Class A	28,600	22,779
Kaishan Group Co., Ltd., Class A	20,400	39,653
*Kangda International Environmental Co., Ltd.	285,000	25,426
*Kasen International Holdings, Ltd.	194,000	13,105
*Keeson Technology Corp., Ltd., Class A	7,100	18,227
Kehua Data Co., Ltd., Class A	17,700	52,500
Keshun Waterproof Technologies Co., Ltd., Class A	34,600	55,898
Kinetic Development Group, Ltd.	812,000	67,269
Kingboard Holdings, Ltd.	485,500	2,209,026
Kingboard Laminates Holdings, Ltd.	779,500	1,212,047
KingClean Electric Co., Ltd., Class A	6,200	19,174
*Kingdee International Software Group Co., Ltd.	162,000	336,960
Kingfa Sci & Tech Co., Ltd., Class A	90,600	112,948
*Kingsoft Cloud Holdings, Ltd., ADR	821	2,972
Kingsoft Corp., Ltd.	576,600	1,771,067
Konfoong Materials International Co., Ltd.	6,300	46,384
Konka Group Co., Ltd., Class A	66,600	45,124
KPC Pharmaceuticals, Inc., Class A	19,100	30,943
*Kuang-Chi Technologies Co., Ltd., Class A	7,200	14,407
Kunlun Energy Co., Ltd.	2,322,000	1,953,213
Kunlun Tech Co., Ltd., Class A	37,800	81,557
*Kunming Yunnei Power Co., Ltd., Class A	78,400	29,629
*Kunshan Kersen Science & Technology Co., Ltd., Class A	12,100	12,662
Kweichow Moutai Co., Ltd., Class A	8,046	2,214,967
#KWG Group Holdings, Ltd.	4,101,400	1,495,001
KWG Living Group Holdings, Ltd.	359,200	137,341
Lakala Payment Co., Ltd., Class A	23,800	64,179
*Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	24,300	22,281
Lao Feng Xiang Co., Ltd., Class A	12,595	74,015
Laobaixing Pharmacy Chain JSC, Class A	18,200	88,346
*Launch Tech Co., Ltd., Class H	19,000	5,691
LB Group Co., Ltd., Class A	63,000	173,585
Lee & Man Chemical Co., Ltd.	126,300	108,655
Lee & Man Paper Manufacturing, Ltd.	792,600	381,847
Lee’s Pharmaceutical Holdings, Ltd.	122,000	31,098

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Legend Holdings Corp., Class H	344,600	$411,088
Lenovo Group, Ltd.	5,662,000	5,542,102
Lens Technology Co., Ltd., Class A	75,400	115,342
Leo Group Co., Ltd., Class A	192,856	48,782
Lepu Medical Technology Beijing Co., Ltd., Class A	31,300	80,398
Leyard Optoelectronic Co., Ltd., Class A	46,000	41,625
*Li Auto, Inc., ADR	650	14,580
Li Ning Co., Ltd.	365,500	2,913,789
Lianhe Chemical Technology Co., Ltd., Class A	24,100	48,043
Lier Chemical Co., Ltd., Class A	28,299	89,477
*Lifestyle China Group, Ltd.	229,500	22,815
*Lifetech Scientific Corp.	1,476,000	417,621
*Lingyi iTech Guangdong Co., Class A	143,600	92,538
Livzon Pharmaceutical Group, Inc., Class H	80,656	274,468
Lizhong Sitong Light Alloys Group Co., Ltd., Class A	10,200	27,367
LK Technology Holdings, Ltd.	68,750	87,623
#Logan Group Co., Ltd.	1,197,000	378,346
Loncin Motor Co., Ltd., Class A	71,200	45,132
Long Yuan Construction Group Co., Ltd., Class A	60,200	46,861
Longfor Group Holdings, Ltd.	624,500	3,104,134
Longhua Technology Group Luoyang Co., Ltd., Class A	24,200	23,684
LONGi Green Energy Technology Co., Ltd., Class A	43,740	447,562
*Longshine Technology Group Co., Ltd., Class A	12,500	39,598
Lonking Holdings, Ltd.	1,265,000	351,472
Luenmei Quantum Co., Ltd., Class A	66,200	67,678
Luolai Lifestyle Technology Co., Ltd., Class A	35,800	67,377
*Luoniushan Co., Ltd., Class A	46,000	40,170
#*Luoyang Glass Co., Ltd., Class H	96,000	130,918
*Lushang Health Industry Development Co., Ltd., Class A	29,100	37,461
*»Luxi Chemical Group Co., Ltd., Class A	29,200	80,016
Luxshare Precision Industry Co., Ltd., Class A	59,300	275,710
*Luye Pharma Group, Ltd.	1,223,000	385,005
Luzhou Laojiao Co., Ltd., Class A	12,700	402,950
*LVGEM China Real Estate Investment Co., Ltd.	162,000	22,092
Maanshan Iron & Steel Co., Ltd., Class H	572,000	226,725
Maccura Biotechnology Co., Ltd., Class A	17,700	51,061
Mango Excellent Media Co., Ltd., Class A	48,000	258,729
*Maoyan Entertainment	76,600	61,115
*Maoye International Holdings, Ltd.	445,000	13,952
*Markor International Home Furnishings Co., Ltd., Class A	82,100	36,589
Mayinglong Pharmaceutical Group Co., Ltd., Class A	11,200	33,558
*Meilleure Health International Industry Group, Ltd.	210,000	9,769
*Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	58,700	44,191
#*Meitu, Inc.	982,500	118,960
*Meituan, Class B	35,500	778,216
Metallurgical Corp. of China, Ltd., Class H	878,000	227,161
#Microport Scientific Corp.	17,441	35,077
Midea Group Co., Ltd.	82,300	707,425
*Midea Real Estate Holding, Ltd.	24,800	47,601
Ming Yang Smart Energy Group, Ltd., Class A	29,000	97,020
*Mingfa Group International Co., Ltd.	589,000	27,775
Minmetals Land, Ltd.	764,000	73,029
Minsheng Education Group Co., Ltd.	70,000	6,334
Minth Group, Ltd.	408,000	977,600
MLS Co., Ltd., Class A	56,378	75,717
*MMG, Ltd.	1,812,000	782,891

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
*Monalisa Group Co., Ltd., Class A	9,800	$19,565
Montage Technology Co., Ltd.	2,439	21,317
*Montnets Cloud Technology Group Co., Ltd., Class A	9,600	12,864
Muyuan Foods Co., Ltd., Class A	88,600	696,746
*»Nan Hai Corp., Ltd.	8,450,000	37,694
NanJi E-Commerce Co., Ltd., Class A	63,800	46,013
Nanjing Hanrui Cobalt Co., Ltd., Class A	6,612	50,971
Nanjing Iron & Steel Co., Ltd., Class A	181,200	97,943
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	28,465	110,702
*Nanjing Sample Technology Co., Ltd., Class H	18,000	11,700
Nanjing Securities Co., Ltd., Class A	43,100	48,475
Nanjing Xinjiekou Department Store Co., Ltd., Class A	49,700	70,191
*Nanjing Yunhai Special Metals Co., Ltd., Class A	13,600	35,957
Nantong Jianghai Capacitor Co., Ltd., Class A	27,700	79,325
NARI Technology Co., Ltd., Class A	33,900	163,332
Naura Technology Group Co., Ltd., Class A	1,000	35,985
*NavInfo Co., Ltd., Class A	41,300	77,293
NetDragon Websoft Holdings, Ltd.	170,500	344,210
NetEase, Inc.	103,100	2,023,591
NetEase, Inc., Sponsored ADR	52,369	4,992,337
New China Life Insurance Co., Ltd., Class H	542,500	1,386,301
*New Hope Dairy Co., Ltd., Class A	14,300	24,459
*New Hope Liuhe Co., Ltd., Class A	58,500	123,576
*New Sparkle Roll International Group, Ltd.	944,000	10,467
*New World Department Store China, Ltd.	223,000	28,990
*Newborn Town, Inc.	138,000	51,358
Newland Digital Technology Co., Ltd., Class A	31,400	56,023
Nexteer Automotive Group, Ltd.	722,000	414,088
Nine Dragons Paper Holdings, Ltd.	1,532,000	1,360,927
Ninestar Corp., Class A	9,800	60,379
*Ningbo BaoSi Energy Equipment Co., Ltd., Class A	17,100	15,577
Ningbo Huaxiang Electronic Co., Ltd., Class A	26,600	53,667
Ningbo Jifeng Auto Parts Co., Ltd., Class A	25,400	27,841
Ningbo Joyson Electronic Corp., Class A	46,300	76,125
Ningbo Orient Wires & Cables Co., Ltd., Class A	13,400	95,491
Ningbo Sanxing Medical Electric Co., Ltd., Class A	42,000	55,522
Ningbo Tuopu Group Co., Ltd., Class A	7,800	61,738
Ningbo Xusheng Auto Technology Co., Ltd., Class A	5,180	15,302
Ningbo Zhoushan Port Co., Ltd., Class A	81,900	48,215
Ningxia Baofeng Energy Group Co., Ltd., Class A	142,600	302,733
*NIO, Inc., Sponsored ADR	9,991	166,850
*Niu Technologies, ADR	5,265	50,281
North Huajin Chemical Industries Co., Ltd., Class A	59,300	52,767
Northeast Securities Co., Ltd., Class A	88,200	87,115
NSFOCUS Technologies Group Co., Ltd., Class A	17,700	24,385
*Oceanwide Holdings Co., Ltd., Class A	136,500	30,417
Offshore Oil Engineering Co., Ltd., Class A	173,400	106,781
*OFILM Group Co., Ltd., Class A	40,900	34,116
*Olympic Circuit Technology Co., Ltd.	15,400	30,908
Oppein Home Group, Inc., Class A	8,700	152,578
Opple Lighting Co., Ltd., Class A	22,700	54,821
ORG Technology Co., Ltd., Class A	94,833	69,536
*Orient Group, Inc., Class A	144,200	57,969
Orient Securities Co., Ltd., Class H	214,000	130,645
*Ourpalm Co., Ltd., Class A	108,600	50,198

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Ovctek China, Inc., Class A	5,800	$32,259
Pacific Online, Ltd.	210,000	33,456
*Pacific Securities Co., Ltd. (The), Class A	264,300	107,444
*Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	67,100	31,420
PAX Global Technology, Ltd.	371,000	322,952
PCI Technology Group Co., Ltd., Class A	52,800	46,824
*Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	212,200	84,028
People.cn Co., Ltd., Class A	12,200	16,918
People’s Insurance Co. Group of China, Ltd. (The), Class H	1,078,000	346,228
#Perennial Energy Holdings, Ltd.	155,000	30,225
Perfect World Co., Ltd., Class A	22,900	50,926
PetroChina Co., Ltd., Class H	3,134,000	1,517,840
PetroChina Co., Ltd., Sponsored ADR	6,046	286,701
Pharmaron Beijing Co., Ltd., Class H	7,300	92,946
PhiChem Corp., Class A	14,800	47,575
PICC Property & Casualty Co., Ltd., Class H	2,707,753	2,781,554
*Pinduoduo, Inc., Sponsored ADR	4,521	194,810
Ping An Bank Co., Ltd., Class A	165,900	382,671
#*Ping An Healthcare and Technology Co., Ltd.	121,500	305,060
Ping An Insurance Group Co. of China, Ltd., Class H	1,496,500	9,803,547
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	92,540	200,916
*PNC Process Systems Co., Ltd., Class A	3,600	16,976
Poly Developments and Holdings Group Co., Ltd., Class A	34,400	93,851
Poly Property Group Co., Ltd.	1,323,000	333,863
Poly Property Services Co., Ltd., Class H	52,000	348,604
Postal Savings Bank of China Co., Ltd., Class H	1,262,000	965,059
*Pou Sheng International Holdings, Ltd.	1,268,000	148,679
Power Construction Corp. p of China, Ltd., Class A	189,700	221,641
Powerlong Commercial Management Holdings, Ltd.	8,000	8,565
#Powerlong Real Estate Holdings, Ltd.	1,132,000	389,541
Prinx Chengshan Holdings, Ltd.	101,500	93,529
Proya Cosmetics Co., Ltd.	1,600	48,532
Pujiang International Group, Ltd.	29,000	9,979
Q Technology Group Co., Ltd.	245,000	174,551
Qianhe Condiment and Food Co., Ltd., Class A	8,400	22,348
Qingdao East Steel Tower Stock Co., Ltd., Class A	38,500	65,097
Qingdao Eastsoft Communication Technology Co., Ltd., Class A	13,600	23,200
Qingdao Gon Technology Co., Ltd., Class A	9,300	30,805
Qingdao Haier Biomedical Co., Ltd., Class A	3,330	32,514
Qingdao Hanhe Cable Co., Ltd., Class A	104,100	55,798
*Qingdao Hiron Commercial Cold Chain Co., Ltd., Class A	4,400	20,656
Qingdao Port International Co., Ltd., Class H	269,000	136,109
Qingdao Rural Commercial Bank Corp., Class A	221,500	113,056
Qingdao TGOOD Electric Co., Ltd., Class A	6,500	13,594
Qingdao Topscomm Communication, Inc., Class A	26,600	27,434
Qinhuangdao Port Co., Ltd., Class H	280,000	42,110
*Radiance Holdings Group Co., Ltd.	68,000	37,093
Rainbow Digital Commercial Co., Ltd., Class A	50,700	51,527
Raytron Technology Co., Ltd., Class A	5,672	30,667
Realcan Pharmaceutical Group Co., Ltd., Class A	64,100	34,937
*Red Star Macalline Group Corp., Ltd., Class H	183,739	78,449
#Redco Properties Group, Ltd.	730,000	203,756
Redsun Properties Group, Ltd.	230,000	80,613
Renhe Pharmacy Co., Ltd., Class A	61,500	56,114
*Renrui Human Resources Technology Holdings, Ltd.	12,800	11,501
Rianlon Corp., Class A	6,300	43,520

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
*Risen Energy Co., Ltd., Class A	18,100	$59,137
RiseSun Real Estate Development Co., Ltd., Class A	160,600	90,435
Riyue Heavy Industry Co., Ltd., Class A	7,000	17,200
Road King Infrastructure, Ltd.	96,000	78,673
Rongan Property Co., Ltd., Class A	82,400	35,607
Rongsheng Petrochemical Co., Ltd., Class A	159,800	330,105
#Ronshine China Holdings, Ltd.	221,500	65,777
Sai Micro Electronics, Inc., Class A	15,000	30,105
SAIC Motor Corp., Ltd., Class A	43,500	104,465
Sailun Group Co., Ltd., Class A	100,700	146,311
Sanan Optoelectronics Co., Ltd., Class A	15,900	43,810
Sangfor Technologies, Inc., Class A	700	9,396
Sanquan Food Co., Ltd., Class A	35,070	104,021
Sansteel Minguang Co., Ltd. Fujian, Class A	80,000	82,991
Sany Heavy Equipment International Holdings Co., Ltd.	462,000	441,029
Sany Heavy Industry Co., Ltd., Class A	141,000	350,287
Satellite Chemical Co., Ltd., Class A	48,000	260,463
Sealand Securities Co., Ltd., Class A	200,950	101,660
Seazen Group, Ltd.	1,580,952	675,005
Seazen Holdings Co., Ltd., Class A	63,300	264,191
S-Enjoy Service Group Co., Ltd.	106,000	124,831
*SF Holding Co., Ltd., Class A	25,279	195,253
SG Micro Corp., Class A	1,200	50,589
SGIS Songshan Co., Ltd., Class A	93,700	52,199
Shaanxi Coal Industry Co., Ltd., Class A	155,100	401,896
*Shaanxi Construction Machinery Co., Ltd., Class A	29,700	31,705
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	91,300	143,926
*Shandong Bohui Paper Industrial Co., Ltd., Class A	44,300	47,357
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	48,488	132,651
#Shandong Chenming Paper Holdings, Ltd., Class H	148,750	58,960
Shandong Dongyue Organosilicon Material Co., Ltd., Class A	33,200	67,583
Shandong Gold Mining Co., Ltd., Class H	210,750	389,474
*Shandong Head Group Co., Ltd., Class A	10,680	70,576
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	32,600	93,259
Shandong Hi-speed Co., Ltd., Class A	24,201	20,223
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	61,300	278,733
Shandong Humon Smelting Co., Ltd., Class A	50,891	72,486
Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	4,600	20,085
Shandong Linglong Tyre Co., Ltd., Class A	30,500	81,603
*Shandong Longda Meishi Co., Ltd., Class A	38,000	57,329
*Shandong Molong Petroleum Machinery Co., Ltd., Class H	59,600	24,307
Shandong Nanshan Aluminum Co., Ltd., Class A	156,300	76,718
Shandong New Beiyang Information Technology Co., Ltd., Class A	25,600	24,668
Shandong Publishing & Media Co., Ltd., Class A	55,300	49,457
Shandong Sun Paper Industry JSC, Ltd., Class A	41,500	76,980
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	2,402,000	2,580,738
Shandong Xiantan Co., Ltd.	21,700	27,053
Shandong Xinhua Pharmaceutical Co., Ltd.	109,200	92,970
*Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	27,200	36,285
*Shanghai 2345 Network Holding Group Co., Ltd., Class A	232,747	69,035
Shanghai AJ Group Co., Ltd., Class A	64,100	57,231
Shanghai AtHub Co., Ltd., Class A	7,760	27,013
Shanghai Bailian Group Co., Ltd.	60,200	101,244
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	7,500	35,300
Shanghai Baosight Software Co., Ltd., Class A	12,000	85,984

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Shanghai Belling Co., Ltd., Class A	29,400	$69,719
Shanghai Construction Group Co., Ltd., Class A	90,600	44,197
Shanghai Daimay Automotive Interior Co., Ltd., Class A	14,015	23,908
Shanghai Electric Group Co., Ltd., Class H	678,000	165,911
Shanghai Electric Power Co., Ltd., Class A	15,500	20,817
Shanghai Environment Group Co., Ltd., Class A	49,151	71,339
Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	13,700	34,901
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	99,500	429,899
*Shanghai Fudan Microelectronics Group Co., Ltd., Class H	116,000	344,475
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	111,000	46,402
Shanghai Ganglian E-Commerce Holdings Co., Ltd.	6,200	26,418
Shanghai Hanbell Precise Machinery Co., Ltd., Class A	20,300	46,611
#Shanghai Haohai Biological Technology Co., Ltd., Class H	500	2,313
Shanghai Industrial Development Co., Ltd., Class A	58,900	35,650
Shanghai Industrial Holdings, Ltd.	271,000	399,274
Shanghai Industrial Urban Development Group, Ltd.	941,200	82,770
*Shanghai International Airport Co., Ltd., Class A	10,400	77,354
Shanghai International Port Group Co., Ltd., Class A	71,200	63,570
Shanghai Jahwa United Co., Ltd., Class A	9,500	44,556
»Shanghai Jin Jiang Capital Co., Ltd., Class H	818,000	322,148
Shanghai Jinjiang International Hotels Co., Ltd., Class A	9,200	74,385
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	11,500	26,700
*Shanghai Kehua Bio-Engineering Co., Ltd., Class A	20,800	28,186
Shanghai Kinetic Medical Co., Ltd., Class A	12,800	13,452
*Shanghai Liangxin Electrical Co., Ltd., Class A	22,720	36,432
Shanghai Lingang Holdings Corp., Ltd., Class A	18,700	35,898
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	32,300	51,453
Shanghai M&G Stationery, Inc., Class A	15,900	114,432
Shanghai Maling Aquarius Co., Ltd., Class A	40,800	43,308
Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	29,600	50,851
Shanghai Moons’ Electric Co., Ltd., Class A	7,400	14,351
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	416,500	677,344
Shanghai Pudong Development Bank Co., Ltd., Class A	170,754	206,446
*Shanghai Putailai New Energy Technology Co., Ltd.	2,900	51,846
Shanghai RAAS Blood Products Co., Ltd., Class A	93,900	76,345
*Shanghai Runda Medical Technology Co., Ltd., Class A	8,900	12,194
Shanghai Shimao Co., Ltd., Class A	94,200	43,826
Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	40,400	54,806
Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	8,500	34,708
Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	32,800	36,742
Shanghai Tunnel Engineering Co., Ltd., Class A	129,000	113,817
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	41,200	84,178
Shanghai Wanye Enterprises Co., Ltd., Class A	14,900	34,593
»Shanghai Weaver Network Co., Ltd., Class A	2,200	13,856
*Shanghai Yaoji Technology Co., Ltd., Class A	6,900	15,199
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	29,500	39,930
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	57,100	99,556
Shanghai Zijiang Enterprise Group Co., Ltd., Class A	39,310	27,759
Shanxi Blue Flame Holding Co., Ltd., Class A	15,100	24,668
Shanxi Coking Co., Ltd., Class A	95,200	79,982
Shanxi Coking Coal Energy Group Co., Ltd., Class A	107,800	227,718
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	41,800	97,487
*Shanxi Meijin Energy Co., Ltd., Class A	101,700	160,014
Shanxi Securities Co., Ltd., Class A	106,750	80,524
Shanxi Taigang Stainless Steel Co., Ltd., Class A	89,100	79,821
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	7,600	311,246

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Shanying International Holding Co., Ltd., Class A	194,900	$82,753
*Shengda Resources Co., Ltd., Class A	25,800	44,012
Shenghe Resources Holding Co., Ltd., Class A	16,400	38,891
*Shengjing Bank Co., Ltd.	144,500	110,500
Shengyi Technology Co., Ltd., Class A	54,600	137,123
Shennan Circuits Co., Ltd.	9,768	140,320
Shenwan Hongyuan Group Co., Ltd., Class H	632,000	132,906
*Shenyang Xingqi Pharmaceutical Co., Ltd., Class A	1,500	23,601
Shenzhen Agricultural Products Group Co., Ltd., Class A	65,600	59,064
*Shenzhen Airport Co., Ltd., Class A	79,400	76,271
Shenzhen Aisidi Co., Ltd., Class A	44,800	48,701
Shenzhen Anche Technologies Co., Ltd., Class A	13,300	25,932
Shenzhen Capchem Technology Co., Ltd., Class A	1,800	18,120
Shenzhen Center Power Tech Co., Ltd., Class A	7,100	11,748
Shenzhen Cereals Holdings Co., Ltd., Class A	43,000	46,226
Shenzhen Changhong Technology Co., Ltd., Class A	5,300	12,560
Shenzhen Comix Group Co., Ltd., Class A	19,700	16,136
Shenzhen Das Intellitech Co., Ltd., Class A	71,100	28,797
Shenzhen Desay Battery Technology Co., Class A	11,600	54,282
Shenzhen Ellassay Fashion Co., Ltd., Class A	5,600	8,305
*Shenzhen Envicool Technology Co., Ltd., Class A	3,700	11,855
*Shenzhen Everwin Precision Technology Co., Ltd., Class A	40,600	47,192
Shenzhen Expressway Corp., Ltd., Class H	210,000	216,527
Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	43,000	54,707
Shenzhen FRD Science & Technology Co., Ltd.	8,500	13,015
Shenzhen Gas Corp., Ltd., Class A	52,300	50,475
Shenzhen Gongjin Electronics Co., Ltd., Class A	23,200	23,439
Shenzhen Goodix Technology Co., Ltd.	5,800	49,331
Shenzhen H&T Intelligent Control Co., Ltd., Class A	22,100	45,220
*Shenzhen Huaqiang Industry Co., Ltd., Class A	21,300	36,079
Shenzhen Inovance Technology Co., Ltd., Class A	17,300	150,294
Shenzhen International Holdings, Ltd.	888,933	958,479
Shenzhen Investment, Ltd.	1,439,142	311,814
*Shenzhen Jieshun Science And Technology Industry Co., Ltd.	14,100	14,415
Shenzhen Jinjia Group Co., Ltd., Class A	35,400	46,744
Shenzhen Jufei Optoelectronics Co., Ltd., Class A	43,600	26,061
Shenzhen Kaifa Technology Co., Ltd., Class A	56,400	82,795
Shenzhen Kangtai Biological Products Co., Ltd.	3,200	31,187
Shenzhen Kingkey Smart Agriculture Times Co., Ltd., Class A	5,800	16,112
Shenzhen Kinwong Electronic Co., Ltd., Class A	26,900	83,433
*Shenzhen Kstar Science And Technology Co., Ltd., Class A	13,300	28,636
Shenzhen Laibao Hi-tech Co., Ltd., Class A	26,900	29,040
Shenzhen Megmeet Electrical Co., Ltd., Class A	14,100	39,763
*Shenzhen Microgate Technology Co., Ltd., Class A	13,100	14,911
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	7,700	362,294
*Shenzhen MTC Co., Ltd., Class A	188,600	91,720
*Shenzhen Neptunus Bioengineering Co., Ltd., Class A	110,600	53,787
*Shenzhen New Nanshan Holding Group Co., Ltd., Class A	93,000	65,531
Shenzhen Overseas Chinese Town Co., Ltd., Class A	138,100	125,797
*Shenzhen Properties & Resources Development Group, Ltd., Class A	25,100	45,236
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	16,500	57,040
*Shenzhen SDG Information Co., Ltd., Class A	37,500	26,142
Shenzhen Sinovatio Technology Co., Ltd.	3,999	12,921
Shenzhen Sunline Tech Co., Ltd., Class A	24,266	33,430
Shenzhen Sunlord Electronics Co., Ltd., Class A	26,800	101,201

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Shenzhen Suntak Circuit Technology Co., Ltd., Class A	27,700	$44,417
Shenzhen Sunway Communication Co., Ltd., Class A	21,500	47,489
Shenzhen Tagen Group Co., Ltd., Class A	72,500	72,700
Shenzhen Topband Co., Ltd., Class A	26,200	31,243
*Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	41,700	32,774
Shenzhen World Union Group, Inc., Class A	65,280	31,649
Shenzhen Yan Tian Port Holding Co., Ltd., Class A	93,400	66,657
Shenzhen Yinghe Technology Co., Ltd., Class A	8,600	23,204
Shenzhen Ysstech Info-tech Co., Ltd., Class A	19,500	24,104
Shenzhen YUTO Packaging Technology Co., Ltd., Class A	10,700	39,776
Shenzhen Zhenye Group Co., Ltd., Class A	61,900	40,635
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	140,700	88,762
Shenzhou International Group Holdings, Ltd.	129,900	1,802,936
*Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	55,795	43,936
Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	41,301	154,839
#»Shimao Group Holdings, Ltd.	1,289,500	726,419
Shinva Medical Instrument Co., Ltd., Class A	14,700	37,604
Shoucheng Holdings, Ltd.	438,000	60,289
Shougang Fushan Resources Group, Ltd.	999,839	378,469
Shui On Land, Ltd.	1,429,656	204,076
*Siasun Robot & Automation Co., Ltd., Class A	17,200	19,837
*Sichuan Development Lomon Co., Ltd., Class A	54,600	83,441
Sichuan Expressway Co., Ltd., Class H	266,000	74,245
*Sichuan Haite High-tech Co., Ltd., Class A	19,700	26,369
*Sichuan Hebang Biotechnology Co., Ltd., Class A	110,800	52,717
Sichuan Hexie Shuangma Co., Ltd., Class A	24,300	64,100
Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	5,800	13,274
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	37,100	94,681
*Sichuan Languang Development Co., Ltd., Class A	80,400	20,821
*Sichuan Lutianhua Co., Ltd., Class A	46,700	36,211
Sichuan Road & Bridge Co., Ltd., Class A	140,900	221,903
Sichuan Swellfun Co., Ltd.	6,300	67,186
Sichuan Yahua Industrial Group Co., Ltd., Class A	7,200	28,793
Sieyuan Electric Co., Ltd., Class A	9,600	43,478
*Simcere Pharmaceutical Group, Ltd.	132,000	142,327
*Sinco Pharmaceuticals Holdings, Ltd.	268,000	59,091
Sino Biopharmaceutical, Ltd.	3,938,745	2,083,288
Sino Wealth Electronic, Ltd., Class A	7,100	61,735
Sinocare, Inc., Class A	5,900	13,245
Sinofert Holdings, Ltd.	1,054,000	177,320
*Sinofibers Technology Co., Ltd., Class A	10,000	70,087
Sinolink Securities Co., Ltd., Class A	58,056	72,114
Sinoma International Engineering Co., Class A	42,000	49,388
Sinoma Science & Technology Co., Ltd., Class A	46,600	142,641
Sino-Ocean Group Holding, Ltd.	2,107,332	402,873
Sinopec Engineering Group Co., Ltd., Class H	760,500	398,368
Sinopec Kantons Holdings, Ltd.	470,000	161,136
*Sinopec Oilfield Service Corp., Class H	1,372,000	103,169
Sinopharm Group Co., Ltd., Class H	1,024,800	2,371,911
Sino-Platinum Metals Co., Ltd., Class A	9,300	22,950
Sinosoft Co., Ltd., Class A	12,500	39,843
Sinosoft Technology Group, Ltd.	374,000	20,497
Sinotrans, Ltd., Class H	927,000	283,553
Sinotruk Hong Kong, Ltd.	447,500	547,530
Skshu Paint Co., Ltd., Class A	3,700	41,358
Skyfame Realty Holdings, Ltd.	1,856,000	20,107

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Skyworth Digital Co., Ltd., Class A	36,700	$68,242
*Skyworth Group, Ltd.	924,324	492,429
*SOHO China, Ltd.	1,238,500	227,301
*Solargiga Energy Holdings, Ltd.	518,000	23,107
SooChow Securities Co., Ltd., Class A	96,812	98,974
*Sou Yu Te Group Co., Ltd., Class A	146,900	26,763
#*South Manganese Investment, Ltd.	361,000	39,568
Southwest Securities Co., Ltd., Class A	127,600	71,661
*Spring Airlines Co., Ltd., Class A	9,700	67,152
SSY Group, Ltd.	1,231,042	611,901
*State Grid Information & Communication Co., Ltd., Class A	33,700	62,664
*STO Express Co., Ltd., Class A	62,900	79,362
<»Suchuang Gas Corp., Ltd.	98,000	22,670
*Sumavision Technologies Co., Ltd., Class A	14,400	10,060
#Sun Art Retail Group, Ltd.	451,000	141,402
Sun King Technology Group, Ltd.	272,000	78,693
Sunflower Pharmaceutical Group Co., Ltd., Class A	21,800	61,051
Sunfly Intelligent Technology Co., Ltd., Class A	21,100	28,052
Sungrow Power Supply Co., Ltd., Class A	5,500	52,336
*Suning Universal Co., Ltd., Class A	102,400	53,808
*Suning.com Co., Ltd., Class A	84,600	41,143
Sunny Optical Technology Group Co., Ltd.	213,900	3,175,997
Sunresin New Materials Co., Ltd.	5,800	58,614
*»Sunshine 100 China Holdings, Ltd.	217,000	10,233
Sunward Intelligent Equipment Co., Ltd., Class A	39,950	39,459
Sunwoda Electronic Co., Ltd., Class A	18,800	62,981
Suofeiya Home Collection Co., Ltd., Class A	11,600	35,629
Suzhou Anjie Technology Co., Ltd., Class A	27,800	54,623
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	27,800	70,738
Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	100,200	71,812
*Suzhou Good-Ark Electronics Co., Ltd., Class A	11,400	14,847
Suzhou Maxwell Technologies Co., Ltd.	1,056	53,430
Suzhou Secote Precision Electronic Co., Ltd., Class A	5,800	13,911
Suzhou TA&A Ultra Clean Technology Co., Ltd., Class A	2,400	22,108
Suzhou TFC Optical Communication Co., Ltd., Class A	5,900	19,428
Symphony Holdings, Ltd./Hong Kong	450,000	56,779
Taiji Computer Corp., Ltd., Class A	17,200	44,750
*Talkweb Information System Co., Ltd., Class A	18,000	14,337
Tang Palace China Holdings, Ltd.	88,000	7,290
*Tangrenshen Group Co., Ltd., Class A	43,100	48,799
Tangshan Jidong Cement Co., Ltd., Class A	34,200	55,355
TangShan Port Group Co., Ltd., Class A	247,448	102,456
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	62,600	61,736
TBEA Co., Ltd., Class A	91,500	266,990
TCL Electronics Holdings, Ltd.	420,000	192,706
TCL Technology Group Corp., Class A	402,100	253,064
*Tech-Bank Food Co., Ltd., Class A	49,200	48,891
*Telling Telecommunication Holding Co., Ltd., Class A	21,900	29,412
Ten Pao Group Holdings, Ltd.	196,000	38,720
Tencent Holdings, Ltd.	519,500	24,987,962
*Tencent Music Entertainment Group, ADR	170,764	725,747
*Three Squirrels, Inc., Class A	12,900	43,041
Thunder Software Technology Co., Ltd.	1,800	25,492
Tian An China Investment Co., Ltd.	141,000	67,210
Tian Di Science & Technology Co., Ltd., Class A	163,500	111,024

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Tian Lun Gas Holdings, Ltd.	106,000	$62,685
*»Tian Shan Development Holding, Ltd.	66,000	16,571
Tiangong International Co., Ltd.	768,000	256,452
Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	15,800	65,491
Tianjin Capital Environmental Protection Group Co., Ltd.	146,000	58,801
Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	114,900	99,993
Tianjin Port Development Holdings, Ltd.	1,134,000	92,499
Tianjin Teda Co., Ltd., Class A	63,800	34,389
Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	9,100	53,463
»Tianli Education International Holdings, Ltd.	704,000	69,986
Tianma Microelectronics Co., Ltd., Class A	76,300	105,230
Tianneng Power International, Ltd.	528,000	443,468
Tianshui Huatian Technology Co., Ltd., Class A	78,900	101,570
*»Tianyun International Holdings, Ltd.	266,000	51,870
*Tibet Cheezheng Tibetan Medicine Co., Ltd., Class A	5,000	18,459
Tibet Rhodiola Pharmaceutical Holding Co., Class A	11,000	58,182
*Tibet Summit Resources Co., Ltd., Class A	20,400	60,171
Tibet Tianlu Co., Ltd., Class A	43,400	36,136
*Tibet Water Resources, Ltd.	583,000	36,409
Times China Holdings, Ltd.	407,000	145,243
Tingyi Cayman Islands Holding Corp.	978,000	1,792,426
TK Group Holdings, Ltd.	176,000	50,695
Toly Bread Co., Ltd., Class A	26,320	54,172
Tomson Group, Ltd.	304,503	76,454
Tong Ren Tang Technologies Co., Ltd., Class H	378,000	290,986
*Tongcheng Travel Holdings, Ltd.	244,400	439,824
#*Tongda Group Holdings, Ltd.	3,960,000	67,631
*Tongdao Liepin Group	16,600	30,762
TongFu Microelectronics Co., Ltd., Class A	41,000	81,917
Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	87,100	132,846
Tongkun Group Co., Ltd., Class A	35,600	81,420
*Tongling Jingda Special Magnet Wire Co., Ltd., Class A	61,400	39,197
Tongling Nonferrous Metals Group Co., Ltd., Class A	136,600	71,985
Tongwei Co., Ltd., Class A	39,800	246,289
Tongyu Heavy Industry Co., Ltd., Class A	166,500	61,419
Top Spring International Holdings, Ltd.	107,600	13,302
*Topchoice Medical Corp., Class A	3,500	67,637
Topsec Technologies Group, Inc., Class A	43,100	59,961
Topsports International Holdings, Ltd.	712,000	549,916
Towngas Smart Energy Co., Ltd.	222,122	110,691
TravelSky Technology, Ltd., Class H	395,471	601,814
*Trigiant Group, Ltd.	360,000	21,565
*Trip.com Group, Ltd., Sponsored ADR	97,388	2,303,226
*Trip.com Group, Ltd.	85,100	2,030,387
*TRS Information Technology Corp., Ltd.	23,100	36,589
Truly International Holdings, Ltd.	972,000	270,064
Tsaker Chemical Group, Ltd.	17,500	3,212
Tsingtao Brewery Co., Ltd.	160,000	1,314,275
*Tus Environmental Science And Technology Development Co., Ltd., Class A	29,900	14,001
Unigroup Guoxin Microelectronics Co., Ltd., Class A	2,000	55,106
Unilumin Group Co., Ltd., Class A	37,100	31,281
Uni-President China Holdings, Ltd.	881,400	778,484
Unisplendour Corp., Ltd., Class A	30,400	77,811
United Energy Group, Ltd.	5,366,000	636,029
Valiant Co., Ltd., Class A	28,500	76,596
Vats Liquor Chain Store Management JSC, Ltd., Class A	16,000	87,905

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Vatti Corp., Ltd., Class A	42,000	$31,935
Victory Giant Technology Huizhou Co., Ltd., Class A	28,100	71,120
#Vinda International Holdings, Ltd.	197,000	477,049
#*Viomi Technology Co., Ltd., ADR	6,305	9,899
*Vipshop Holdings, Ltd., Sponsored ADR	226,798	1,737,273
»Virscend Education Co., Ltd.	169,000	9,908
Visual China Group Co., Ltd., Class A	8,200	14,741
*Vnet Group, Inc., Sponsored ADR	31,122	185,798
Walvax Biotechnology Co., Ltd., Class A	8,800	70,819
Wangfujing Group Co., Ltd., Class A	17,800	61,319
Wangneng Environment Co., Ltd., Class A	15,800	44,700
Wangsu Science & Technology Co., Ltd., Class A	95,400	68,946
Wanguo International Mining Group, Ltd.	56,000	13,061
Wanhua Chemical Group Co., Ltd., Class A	49,700	582,553
Want Want China Holdings, Ltd.	2,551,000	2,305,155
Wanxiang Qianchao Co., Ltd., Class A	117,600	91,542
Wasion Holdings, Ltd.	250,000	82,525
Wasu Media Holding Co., Ltd., Class A	55,500	62,421
#*Weibo Corp., Sponsored ADR	22,559	522,015
Weichai Power Co., Ltd., Class H	1,041,880	1,473,954
Weihai Guangwei Composites Co., Ltd., Class A	10,900	81,745
Wellhope Foods Co., Ltd., Class A	30,000	35,909
Wens Foodstuffs Group Co., Ltd.	57,000	160,143
West China Cement, Ltd.	1,542,000	243,697
Western Securities Co., Ltd., Class A	85,800	80,611
Western Superconducting Technologies Co., Ltd.	5,894	72,769
Westone Information Industry, Inc., Class A	5,200	24,936
Wharf Holdings, Ltd. (The)	476,000	1,398,367
Will Semiconductor Co., Ltd., Class A	5,004	113,390
Wingtech Technology Co., Ltd., Class A	4,700	46,549
Winning Health Technology Group Co., Ltd., Class A	12,600	15,082
Wisdom Education International Holdings Co., Ltd.	576,000	20,555
*Wison Engineering Services Co., Ltd.	88,000	3,421
Wolong Electric Group Co., Ltd., Class A	30,200	49,608
Wuchan Zhongda Group Co., Ltd., Class A	70,500	52,543
*Wuhan Fingu Electronic Technology Co., Ltd., Class A	23,100	29,146
Wuhan Guide Infrared Co., Ltd., Class A	15,200	35,313
Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	11,800	51,647
Wuhu Token Science Co., Ltd., Class A	57,200	52,879
Wuliangye Yibin Co., Ltd., Class A	35,100	856,823
WUS Printed Circuit Kunshan Co., Ltd., Class A	65,200	127,618
Wushang Group Co., Ltd., Class A	24,408	37,779
WuXi AppTec Co., Ltd., Class H	10,880	151,147
*Wuxi Biologics Cayman, Inc.	38,000	290,588
Wuxi Boton Technology Co., Ltd., Class A	5,200	11,102
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	1,700	11,331
Wuxi Taiji Industry Co., Ltd., Class A	87,300	87,409
XCMG Construction Machinery Co., Ltd., Class A	146,200	109,182
Xiabuxiabu Catering Management China Holdings Co., Ltd.	314,000	139,669
Xiamen C & D, Inc., Class A	118,500	257,993
*Xiamen Comfort Science & Technology Group Co., Ltd., Class A	20,900	26,087
Xiamen International Port Co., Ltd., Class H	500,000	55,441
*Xiamen Intretech, Inc., Class A	24,800	76,584
Xiamen ITG Group Corp., Ltd., Class A	104,500	117,690
Xiamen Kingdomway Group Co., Class A	26,100	83,074

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Xiamen Tungsten Co., Ltd., Class A	30,000	$71,187
Xiamen Xiangyu Co., Ltd., Class A	68,400	90,009
*Xi’an Tian He Defense Technology Co., Ltd., Class A	8,900	12,583
*Xi’an Triangle Defense Co., Ltd., Class A	7,500	43,645
*Xianhe Co., Ltd., Class A	10,600	31,648
#*Xiaomi Corp., Class B	3,096,400	4,814,601
Xilinmen Furniture Co., Ltd., Class A	17,300	61,160
Xinfengming Group Co., Ltd., Class A	57,374	82,065
Xingda International Holdings, Ltd.	565,612	102,365
Xingfa Aluminium Holdings, Ltd.	60,000	79,529
Xinhuanet Co., Ltd., Class A	14,300	32,425
Xinjiang Communications Construction Group Co., Ltd., Class A	11,900	32,466
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	285,153	409,950
Xinjiang Tianshan Cement Co., Ltd., Class A	25,400	46,580
Xinjiang Xintai Natural Gas Co., Ltd., Class A	4,300	13,525
*Xinjiang Xinxin Mining Industry Co., Ltd., Class H	304,000	52,693
»Xinjiang Zhongtai Chemical Co., Ltd., Class A	75,800	84,340
*Xinte Energy Co., Ltd., Class H	98,000	218,329
Xinxing Ductile Iron Pipes Co., Ltd., Class A	167,875	121,830
Xinyangfeng Agricultural Technology Co., Ltd., Class A	52,900	124,251
Xinyi Energy Holdings, Ltd.	564,000	305,500
Xinyi Solar Holdings, Ltd.	2,530,943	3,819,244
Xinyu Iron & Steel Co., Ltd., Class A	120,400	104,054
*Xiwang Foodstuffs Co., Ltd.	27,200	18,019
*Xizi Clean Energy Equipment Manufacturing Co., Ltd., Class A	5,600	11,307
Xtep International Holdings, Ltd.	1,090,836	1,618,288
Xuji Electric Co., Ltd., Class A	31,500	74,461
Yadea Group Holdings, Ltd.	654,000	996,902
*YaGuang Technology Group Co., Ltd., Class A	38,900	30,573
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	29,000	37,996
Yangzhou Yangjie Electronic Technology Co., Ltd.	7,700	80,690
*Yankershop Food Co., Ltd., Class A	3,700	38,990
Yankuang Energy Group Co., Ltd., Class H	1,450,000	4,139,610
Yantai Changyu Pioneer Wine Co., Ltd., Class A	10,300	41,096
Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	27,800	44,661
Yantai Eddie Precision Machinery Co., Ltd., Class A	23,000	66,073
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	27,777	130,150
YanTai Shuangta Food Co., Ltd., Class A	40,000	43,483
Yantai Tayho Advanced Materials Co., Ltd., Class A	26,800	52,981
Yantai Zhenghai Bio-tech Co., Ltd.	2,200	18,152
*Yantai Zhenghai Magnetic Material Co., Ltd., Class A	10,000	17,345
Yealink Network Technology Corp., Ltd., Class A	11,400	133,160
Yeebo International Holdings, Ltd.	106,000	33,639
YGSOFT, Inc., Class A	19,000	16,449
#*YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	158,600	102,079
*Yida China Holdings, Ltd.	110,000	6,169
Yifan Pharmaceutical Co., Ltd., Class A	37,500	66,794
Yifeng Pharmacy Chain Co., Ltd., Class A	10,700	59,286
Yihai International Holding, Ltd.	218,000	620,980
Yijiahe Technology Co., Ltd.	2,600	16,269
*Yintai Gold Co., Ltd., Class A	82,600	115,785
*Yipinhong Pharmaceutical Co., Ltd.	6,285	26,345
Yip’s Chemical Holdings, Ltd.	96,000	49,675
Yixintang Pharmaceutical Group Co., Ltd., Class A	22,000	67,242
Yonghui Superstores Co., Ltd., Class A	142,700	95,181
Yonyou Network Technology Co., Ltd., Class A	4,700	13,544

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Yotrio Group Co., Ltd., Class A	59,400	$29,514
Youngor Group Co., Ltd., Class A	88,900	91,420
*Youzu Interactive Co., Ltd., Class A	21,200	29,079
YTO Express Group Co., Ltd., Class A	32,500	87,493
Yuexiu Property Co., Ltd.	891,344	933,814
Yuexiu Transport Infrastructure, Ltd.	272,639	174,783
Yum China Holdings, Inc.	62,870	2,627,966
#Yum China Holdings, Inc.	12,500	530,834
Yunda Holding Co., Ltd., Class A	37,700	87,641
*Yunji, Inc., ADR	2,628	2,812
*Yunnan Aluminium Co., Ltd., Class A	52,900	83,710
Yunnan Baiyao Group Co., Ltd., Class A	6,300	72,356
Yunnan Copper Co., Ltd., Class A	71,100	112,189
*Yunnan Energy New Material Co., Ltd., Class A	2,906	88,798
*Yunnan Tin Co., Ltd., Class A	21,000	56,660
Yusys Technologies Co., Ltd., Class A	7,600	17,302
Yutong Bus Co., Ltd., Class A	71,900	82,058
Yuzhou Group Holdings Co., Ltd.	1,451,483	103,596
#*Zai Lab, Ltd.	1,000	4,200
ZBOM Home Collection Co., Ltd., Class A	11,677	36,024
#Zepp Health Corp., ADR	6,290	15,222
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd.	2,300	106,019
Zhaojin Mining Industry Co., Ltd., Class H	669,500	639,110
Zhefu Holding Group Co., Ltd., Class A	74,900	50,522
*Zhejiang Century Huatong Group Co., Ltd., Class A	102,700	73,603
Zhejiang China Commodities City Group Co., Ltd., Class A	174,300	134,103
Zhejiang Chint Electrics Co., Ltd., Class A	33,500	164,885
Zhejiang Communications Technology Co., Ltd.	58,100	59,485
Zhejiang Crystal-Optech Co., Ltd., Class A	43,500	61,697
Zhejiang Dahua Technology Co., Ltd., Class A	42,000	105,732
Zhejiang Dingli Machinery Co., Ltd., Class A	13,400	75,053
*Zhejiang Expressway Co., Ltd., Class H	416,000	344,097
Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	22,400	42,529
Zhejiang Hailiang Co., Ltd., Class A	77,300	105,446
*Zhejiang Hangke Technology, Inc. Co.	2,076	13,722
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	75,100	71,236
Zhejiang Huace Film & Television Co., Ltd., Class A	85,500	55,870
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	39,910	91,157
Zhejiang Huayou Cobalt Co., Ltd., Class A	2,700	33,461
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	47,200	74,122
Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	4,400	17,622
Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	10,000	35,714
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	6,200	47,188
*Zhejiang Jingu Co., Ltd., Class A	22,500	17,480
Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	31,760	41,411
*Zhejiang Jinke Tom Culture Industry Co., Ltd., Class A	148,300	75,247
*Zhejiang JIULI Hi-tech Metals Co., Ltd., Class A	28,800	65,824
Zhejiang Juhua Co., Ltd., Class A	21,100	36,058
Zhejiang Longsheng Group Co., Ltd., Class A	41,000	62,163
Zhejiang Medicine Co., Ltd., Class A	40,300	76,635
Zhejiang Meida Industrial Co., Ltd., Class A	25,200	53,498
Zhejiang Narada Power Source Co., Ltd., Class A	30,800	49,944
Zhejiang NHU Co., Ltd., Class A	55,700	224,504
*Zhejiang Qianjiang Motorcycle Co., Ltd., Class A	6,500	9,708
Zhejiang Runtu Co., Ltd., Class A	44,300	51,959

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	41,800	$105,480
Zhejiang Semir Garment Co., Ltd., Class A	105,300	103,529
*Zhejiang Shibao Co., Ltd.	46,000	8,149
*Zhejiang Southeast Space Frame Co., Ltd., Class A	43,800	57,440
*Zhejiang Starry Pharmaceutical Co., Ltd., Class A	7,200	48,447
Zhejiang Supor Co., Ltd., Class A	12,500	103,663
Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	6,600	31,441
Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	92,300	52,392
Zhejiang Wanliyang Co., Ltd., Class A	39,100	39,090
*Zhejiang Wanma Co., Ltd., Class A	31,600	31,069
*Zhejiang Wansheng Co., Ltd., Class A	8,500	20,720
Zhejiang Weiming Environment Protection Co., Ltd., Class A	23,465	86,381
Zhejiang Weixing New Building Materials Co., Ltd., Class A	35,700	102,074
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd.	12,400	76,435
Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	36,200	48,509
Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	48,160	125,155
Zhejiang Yasha Decoration Co., Ltd., Class A	52,100	36,555
*Zhejiang Yinlun Machinery Co., Ltd., Class A	18,200	21,182
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	158,000	168,146
Zheshang Securities Co., Ltd., Class A	59,000	81,815
*Zhong An Group, Ltd.	1,718,000	65,688
*ZhongAn Online P&C Insurance Co., Ltd., Class H	154,000	541,718
Zhongji Innolight Co., Ltd., Class A	7,900	36,421
Zhongjin Gold Corp., Ltd., Class A	122,175	132,813
Zhongshan Broad Ocean Motor Co., Ltd., Class A	89,200	67,286
Zhongshan Public Utilities Group Co., Ltd., Class A	15,300	17,669
Zhongsheng Group Holdings, Ltd.	372,500	2,482,969
*Zhongtian Financial Group Co., Ltd., Class A	226,243	72,556
Zhongyu Energy Holdings, Ltd.	202,666	178,744
Zhongyuan Environment-Protection Co., Ltd., Class A	36,400	31,075
#Zhou Hei Ya International Holdings Co., Ltd.	813,500	425,094
Zhuguang Holdings Group Co., Ltd.	972,000	177,152
*Zhuhai Bojay Electronics Co., Ltd., Class A	2,300	11,182
Zhuhai Huafa Properties Co., Ltd., Class A	82,400	94,661
*Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	28,700	32,668
Zhuzhou CRRC Times Electric Co., Ltd., Class H	225,000	899,008
Zhuzhou Kibing Group Co., Ltd., Class A	54,500	91,166
Zibo Qixiang Tengda Chemical Co., Ltd., Class A	31,500	33,721
Zijin Mining Group Co., Ltd., Class H	3,617,000	5,393,588
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	833,200	493,794
ZTE Corp., Class H	172,200	366,077
ZTO Express Cayman, Inc., Sponsored ADR	69,471	1,911,147
ZTO Express Cayman, Inc.	2,400	67,049

TOTAL CHINA		448,652,493

COLOMBIA (0.0%)
Banco Davivienda SA	9,863	82,316
Banco de Bogota SA	4,740	60,138
Bancolombia SA, Preference	4,670	45,080
Bancolombia SA	12,320	120,227
Bancolombia SA, Sponsored ADR	6,064	235,101
Celsia SA ESP	103,896	111,523
Cementos Argos SA	144,715	218,456
*Cemex Latam Holdings SA	37,434	25,878
Corp Financiera Colombiana SA	18,970	138,293

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COLOMBIA (Continued)
Ecopetrol SA	445,331	$358,908
Grupo Argos SA	73,551	266,249
Grupo Argos SA/Colombia	4,347	9,900
Grupo Aval Acciones y Valores SA, Preference	357,618	76,414
Grupo Aval Acciones y Valores SA, Sponsored ADR	5,281	22,075
Grupo de Inversiones Suramericana SA, Preference	13,796	75,986
Grupo Energia Bogota SA ESP	47,042	29,800
Interconexion Electrica SA ESP	57,706	315,657

TOTAL COLOMBIA		2,192,001

CZECH REPUBLIC (0.0%)
CEZ A/S	21,339	915,872
Komercni Banka A/S	9,897	328,451
Moneta Money Bank A/S	47,806	179,357
*Philip Morris Cr As	100	75,464

TOTAL CZECH REPUBLIC		1,499,144

DENMARK (1.5%)
*ALK-Abello A/S	54,720	1,204,782
Alm Brand A/S	418,281	727,853
#Ambu A/S, Class B	9,445	126,473
AP Moller—Maersk A/S, Class A	257	736,233
AP Moller—Maersk A/S, Class B	346	1,014,746
#*Bang & Olufsen A/S	42,342	102,022
BankNordik P/F	1,025	18,170
*Bavarian Nordic A/S	40,522	780,982
#*Brodrene Hartmann A/S	1,220	40,313
Carlsberg A/S, Class B	15,740	2,027,742
Chemometec A/S	4,614	528,385
#Chr Hansen Holding A/S	24,447	1,917,262
Coloplast A/S, Class B	6,991	950,799
Columbus A/S	35,018	46,136
D/S Norden A/S	13,349	499,785
Danske Bank A/S	97,383	1,506,741
*Demant A/S	35,465	1,573,752
Dfds A/S	16,255	635,327
*Drilling Co. of 1972 A/S (The)	4,458	223,807
DSV A/S	33,359	5,535,154
FLSmidth & Co. A/S	18,109	504,390
*Genmab A/S	7,770	2,760,321
*Genmab A/S, Class S, ADR	2,680	94,282
GN Store Nord A/S	43,714	1,666,405
H Lundbeck A/S	27,701	640,345
*H+H International A/S, Class B	8,326	202,621
#*ISS A/S	62,992	1,053,693
Jeudan A/S	2,050	80,241
*Jyske Bank A/S, Registered	29,120	1,633,723
Matas A/S	18,470	257,092
#*Netcompany Group A/S	4,562	257,107
*Nilfisk Holding A/S	15,278	433,338
*NKT A/S	17,004	817,971
#*NNIT A/S	5,934	73,383
North Media A/S	2,174	24,202
Novo Nordisk A/S, Class B	153,727	17,709,138

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
DENMARK (Continued)
Novo Nordisk A/S, Sponsored ADR	25,998	$2,963,772
Novozymes A/S, B Shares	23,737	1,663,640
*NTG Nordic Transport Group A/S	1,260	69,064
Orsted A/S	6,987	785,670
Pandora A/S	62,697	5,592,786
*Parken Sport & Entertainment A/S	2,697	34,347
Per Aarsleff Holding A/S	10,104	388,323
Ringkjoebing Landbobank A/S	15,138	1,872,043
ROCKWOOL A/S, Class A	396	110,523
ROCKWOOL A/S, Class B	2,852	806,502
Royal Unibrew A/S	38,917	3,389,846
#*RTX A/S	2,195	49,806
Scandinavian Tobacco Group A/S	31,471	661,885
Schouw & Co. A/S	6,138	470,928
#SimCorp A/S	13,111	929,687
Solar A/S, B Shares	3,720	444,207
SP Group A/S	1,021	49,231
Spar Nord Bank A/S	40,494	517,998
Sparekassen Sjaelland-Fyn A/S	616	16,948
Sydbank AS	44,963	1,560,981
TCM Group A/S	1,538	22,641
*Tivoli A/S	202	25,496
Topdanmark A/S	24,347	1,370,086
#*TORM PLC, Class A	11,612	114,781
Tryg A/S	54,210	1,299,263
Vestas Wind Systems A/S	57,454	1,489,618
*Zealand Pharma A/S	10,516	119,905

TOTAL DENMARK		75,224,693

EGYPT (0.0%)
Commercial International Bank Egypt Sae, Sponsored GDR	76,998	170,936
Commercial International Bank Egypt SAE, Registered Shares, GDR	61,343	137,715

TOTAL EGYPT		308,651

FINLAND (1.0%)
Aktia Bank OYJ	21,257	216,851
Alma Media OYJ	10,852	112,308
Aspo OYJ	8,325	62,356
Atria OYJ	7,160	82,937
*BasWare OYJ	1,070	44,757
Cargotec OYJ, Class B	17,902	626,630
Caverion OYJ	26,379	129,960
#Citycon OYJ	17,305	123,228
Digia OYJ	1,095	7,971
Elisa OYJ	38,964	2,292,024
#*Finnair OYJ	284,053	141,021
Fiskars OYJ Abp	13,847	319,914
Fortum OYJ	81,270	1,363,202
Gofore Oyj	482	11,644
#Harvia OYJ	1,404	48,611
HKScan OYJ, A Shares	20,409	29,755
Huhtamaki OYJ	39,500	1,505,560
Kamux Corp.	918	9,374
Kemira OYJ	61,182	806,801
Kesko OYJ, Class A	32,432	766,398

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINLAND (Continued)
Kesko OYJ, Class B	137,032	$3,473,831
Kojamo OYJ	26,515	529,511
Kone OYJ, Class B	22,995	1,118,080
*Konecranes OYJ	29,365	836,424
Lassila & Tikanoja OYJ	16,264	175,352
Marimekko Oyj	7,710	108,666
Metsa Board OYJ	78,209	848,995
#Metsa Board OYJ	4,065	44,599
Metso Outotec OYJ	217,517	1,883,491
Musti Group OYJ	2,230	52,838
Neste OYJ	37,082	1,611,733
*Nokia OYJ	150,663	775,241
*Nokia OYJ, Sponsored ADR	515,646	2,598,856
*Nokia OYJ	283,955	1,459,002
Nokian Renkaat OYJ	65,720	892,643
Nordea Bank Abp	425,703	4,302,344
Olvi OYJ	6,636	220,871
Oriola OYJ, Class B	72,809	158,613
Orion OYJ, Class A	10,580	430,830
Orion OYJ, Class B	49,197	1,943,155
Outokumpu OYJ	176,555	881,927
Pihlajalinna OYJ	749	9,039
Ponsse OYJ	3,963	123,124
*QT Group OYJ	68	6,035
Raisio OYJ, Class V	26,292	61,992
Rapala VMC OYJ	2,901	18,791
Revenio Group OYJ	9,519	459,325
Rovio Entertainment OYJ	4,014	36,905
Sampo OYJ, A Shares	35,525	1,739,316
Sanoma OYJ	49,127	623,993
Stora Enso OYJ, Registered	130,429	2,599,884
Taaleri OYJ	3,924	42,887
Teleste OYJ	1,219	5,929
Terveystalo OYJ	35,990	406,255
TietoEVRY OYJ	39,060	986,482
Tokmanni Group Corp.	31,116	407,041
UPM-Kymmene OYJ	69,484	2,421,909
Uponor OYJ	27,401	485,344
Vaisala OYJ, A Shares	5,625	260,507
Valmet OYJ	117,864	3,190,588
#Verkkokauppa.com OYJ	1,444	6,665
Wartsila OYJ Abp	125,730	1,021,056
*WithSecure OYJ	28,944	158,474
YIT OYJ	80,705	327,448

TOTAL FINLAND		48,447,293

FRANCE (5.1%)
ABC arbitrage	8,314	64,027
*Accor SA	53,491	1,779,252
*Aeroports de Paris	5,486	784,491
Air Liquide SA	74,613	13,014,435
Airbus SE	47,059	5,239,534
AKWEL	7,357	135,823
Albioma SA	16,067	856,819

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FRANCE (Continued)
ALD SA	5,439	$74,363
Alstom SA	23,567	525,087
Alten SA	17,093	2,331,577
Amundi SA	9,443	574,803
Arkema SA	43,712	5,033,352
Assystem SA	2,834	121,383
Atos SE	26,483	653,756
Aubay	3,005	174,357
AXA SA	130,888	3,515,533
Axway Software SA	1,805	33,133
Bastide le Confort Medical	2,315	92,194
*Beneteau SA	25,003	316,524
Bigben Interactive	8,107	122,643
BioMerieux	4,693	449,442
BNP Paribas SA	96,718	5,071,545
Boiron SA	3,504	153,592
Bollore SE	244,427	1,152,629
Bonduelle SCA	9,241	156,176
<*»Bourbon Corp.	12,106	—
Bouygues SA	113,610	3,937,176
Bureau Veritas SA	65,417	1,892,994
Burelle SA	26	14,757
Capgemini SE	26,233	5,426,983
Carrefour SA	235,410	5,006,663
#*Casino Guichard Perrachon SA	11,721	206,497
Catana Group	3,328	27,806
*Catering International Services	977	10,410
CBo Territoria	10,820	43,661
*Cegedim SA	4,490	117,471
*CGG SA	351,926	410,991
Chargeurs SA	13,271	243,185
Cie de Saint-Gobain	99,178	5,893,700
*Cie des Alpes	12,244	190,653
Cie Generale des Etablissements Michelin SCA	66,062	8,296,865
Cie Plastic Omnium SA	35,115	576,415
*Claranova SE	1,863	6,643
CNP Assurances	54,655	1,203,908
Coface SA	55,887	678,608
Credit Agricole SA	76,761	840,240
Danone SA	72,098	4,384,096
Danone SA, Sponsored ADR	600	7,236
*Dassault Aviation SA	1,946	328,881
Dassault Systemes Se, ADR	5,700	251,826
*Dassault Systemes SE	6,615	296,831
*DBV Technologies SA	693	1,823
Delta Plus Group	252	22,836
Derichebourg SA	104,629	958,638
Edenred	48,891	2,477,792
Eiffage SA	57,764	5,755,011
Electricite de France SA	106,058	971,619
*Elior Group SA	47,938	148,581
*Elis SA	107,367	1,557,422
Engie SA	183,307	2,189,450
*Eramet SA	5,325	719,618
*ESI Group	336	23,182
EssilorLuxottica SA	10,894	1,882,496

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FRANCE (Continued)
*Esso SA Francaise	1,602	$85,854
*Etablissements Maurel et Prom SA	33,161	152,002
Eurazeo SE	8,901	691,114
Eurofins Scientific SE	16,276	1,523,359
Euronext NV	27,314	2,207,803
Eutelsat Communications SA	80,769	904,051
Exel Industries, Class A	538	37,573
Faurecia SE	96,111	2,136,341
»Faurecia SE	2,213	49,377
Fnac Darty SA	15,206	759,731
Gaztransport Et Technigaz SA	10,013	1,206,322
Getlink SE	41,922	773,066
*GL Events	7,370	137,307
Groupe Crit	2,025	142,703
Groupe Gorge SA	981	19,518
*Groupe SFPI	4,215	13,473
Guerbet	3,729	97,955
*Haulotte Group SA	3,630	14,648
Hermes International	2,708	3,389,607
HEXAOM	1,444	45,548
*ID Logistics Group	1,056	338,665
Imerys SA	15,550	619,106
Infotel SA	1,233	71,021
Interparfums SA	2,042	114,173
Ipsen SA	18,010	1,875,270
*IPSOS	23,811	1,158,008
Jacquet Metals SACA	7,553	164,142
*JCDecaux SA	35,213	743,704
Kaufman & Broad SA	11,574	354,701
Kering SA	6,612	3,579,050
Korian SA	37,570	796,655
La Francaise des Jeux SAEM	294	11,045
Lagardere SA	72,687	1,913,966
Laurent-Perrier	865	82,128
Lectra	9,871	411,331
Legrand SA	39,957	3,572,866
Linedata Services	2,241	102,368
LISI	11,769	266,938
LNA Sante SA	2,542	93,859
L’Oreal SA	4,338	1,596,700
LVMH Moet Hennessy Louis Vuitton SE	25,505	16,668,616
Maisons du Monde SA	20,645	355,441
Manitou BF SA	3,963	90,096
Manutan International	734	51,880
Mersen SA	7,318	244,342
Metropole Television SA	18,310	342,090
*Nacon SA	1,621	9,730
Nexans SA	16,434	1,518,729
Nexity SA	39,183	1,197,923
*Nicox	4,347	7,842
NRJ Group	8,607	54,298
Oeneo SA	11,406	168,459
*OL Groupe SA	2,387	6,220
Orange SA	757,187	9,040,776
#Orange SA, Sponsored ADR	6,981	82,027

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FRANCE (Continued)
Orpea SA	14,391	$517,396
Pernod Ricard SA	6,627	1,381,805
Plastiques Du Val De Loire	6,808	36,701
*Prodways Group SA	1,471	4,019
Publicis Groupe SA	63,881	3,880,398
Publicis Groupe SA, ADR	1,600	23,984
Quadient SA	17,179	323,134
<*»Recylex SA	4,505	1,647
Remy Cointreau SA	2,460	491,787
*Renault SA	67,598	1,681,196
*Rexel SA	194,719	4,034,435
Robertet SA	77	71,727
Rothschild & Co.	13,027	515,357
Rubis SCA	25,147	674,895
Safran SA	13,081	1,423,867
Sanofi, Sponsored ADR	11,372	594,187
Sanofi	54,537	5,821,284
Sartorius Stedim Biotech	3,931	1,297,602
Savencia SA	2,171	140,625
Schneider Electric SE	15,468	2,246,989
SCOR SE	91,942	2,618,850
SEB SA	11,807	1,428,683
Seche Environnement SA	1,874	145,308
SES SA	173,820	1,565,262
Societe BIC SA	14,721	882,101
Societe Generale SA	131,998	3,226,460
Societe LDC SA	448	41,212
Societe pour l’Informatique Industrielle	2,432	121,611
Sodexo SA	20,059	1,526,152
*SOITEC	6,590	1,202,372
#*Solocal Group	30,984	34,811
Somfy SA	3,226	434,258
Sopra Steria Group SACA	8,194	1,466,934
SPIE SA	60,389	1,437,242
Stef SA	2,220	219,211
#STMicroelectronics NV, Sponsored NYS	43,856	1,606,007
STMicroelectronics NV	44,824	1,689,808
Sword Group	3,661	158,929
Synergie SE	6,848	264,049
*Technicolor SA	2,878	9,661
*Technip Energies NV	44,937	549,203
Teleperformance	11,444	4,137,375
Television Francaise 1	38,901	331,798
Thales SA	22,888	2,945,782
Thermador Groupe	2,409	243,973
Total SA, Sponsored ADR	9,550	465,180
TotalEnergies EP Gabon	361	68,932
TotalEnergies SE	258,359	12,871,479
*Touax SCA-SGTR-CITE-SGT-CMTE-TAF-SLM Touage Investissments Reunies	698	5,861
Trigano SA	3,845	502,169
*Ubisoft Entertainment SA	53,296	2,426,098
Union Financiere de France BQE SA	1,915	38,081
Valeo	96,008	1,772,974
*Vallourec SA	60,024	715,860
Veolia Environnement SA	40,945	1,205,141
Veolia Environnement SA, ADR	13,366	386,413

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FRANCE (Continued)
*Verallia SA	11,715	$324,047
Vetoquinol SA	832	108,837
Vicat SA	9,526	289,425
VIEL & Cie SA	11,323	68,805
Vilmorin & Cie SA	4,324	205,501
Vinci SA	78,676	7,705,668
Virbac SA	1,481	603,080
Vivendi SE	30,730	355,309
*Vranken-Pommery Monopole SA	954	17,512
Wavestone	2,345	123,693
*Worldline SA	47,392	1,892,360
*X-Fab Silicon Foundries SE	6,261	45,145
*Xilam Animation SA	720	30,648

TOTAL FRANCE		247,199,256

GERMANY (4.7%)
1&1 AG	20,885	441,094
7C Solarparken AG	12,832	59,970
Aareal Bank AG	30,352	1,041,288
Adesso SE	633	124,876
adidas AG	15,905	3,250,432
#ADLER Group SA	14,450	110,291
*ADVA Optical Networking se	29,829	497,512
All for One Group SE	630	41,871
Allgeier SE	1,637	74,345
Allianz SE, ADR	35,377	792,445
Allianz SE, Registered	30,995	7,069,362
Amadeus Fire AG	1,367	192,667
Atoss Software AG	1,468	215,575
Aurubis AG	30,623	3,526,179
BASF SE	54,980	2,923,845
Basler AG	1,425	160,253
*Bauer AG	7,803	74,086
*Bayer AG, Registered	149,830	9,942,196
Bayerische Motoren Werke AG	67,623	5,600,829
Bayerische Motoren Werke AG, Preference	12,142	904,972
BayWa AG	8,892	425,412
Bechtle AG	35,764	1,672,163
Befesa SA	6,858	429,751
Beiersdorf AG	2,238	226,229
Bertrandt AG	2,768	129,653
bet-at-home.com AG	1,125	17,565
*Bijou Brigitte AG	1,389	32,384
*Bilfinger SE	24,011	979,276
Biotest AG	4,837	186,763
#*Borussia Dortmund GmbH & Co. KGaA	74,878	295,433
Brenntag SE	64,256	5,012,173
CANCOM SE	8,497	413,237
Carl Zeiss Meditec AG	1,160	147,339
#CECONOMY AG	75,096	260,167
CENIT AG	4,236	67,032
Cewe Stiftung & Co. KGaA	4,125	378,161
*Commerzbank AG	388,852	2,577,004
CompuGroup Medical SE & Co. KgaA	10,633	574,326

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
GERMANY (Continued)
*Continental AG	22,225	$1,547,926
*Corestate Capital Holding SA	9,425	82,228
Covestro AG	102,734	4,474,989
CropEnergies AG	13,802	179,967
*CTS Eventim AG & Co. KGaA	20,499	1,427,281
*Daimler Truck Holding AG	89,480	2,435,446
Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	208	12,617
#*Delivery Hero SE	1,748	62,403
#*Delticom AG	1,778	6,377
Dermapharm Holding SE	4,519	257,436
*Deutsche Bank AG, Registered	425,081	4,199,800
Deutsche Boerse AG	18,593	3,259,968
#*Deutsche Lufthansa AG, Registered	211,299	1,594,478
Deutsche Post AG, Registered	156,757	6,766,989
Deutsche Telekom AG	582,139	10,790,246
Deutz AG	93,040	416,953
DIC Asset AG	17,469	245,474
*DMG Mori AG	5,700	250,752
Dr Hoenle AG	1,093	29,173
Draegerwerk AG & Co. KGaA, Preference	6,137	305,584
Draegerwerk AG & Co. KGaA	1,968	90,520
Duerr AG	52,278	1,369,946
E.ON SE	120,756	1,265,001
Eckert & Ziegler Strahlen- und Medizintechnik AG	4,688	238,676
*EDAG Engineering Group AG	5,318	65,920
Elmos Semiconductor SE	1,407	70,431
*ElringKlinger AG	14,246	120,081
Encavis AG	12,799	282,874
Energiekontor AG	3,966	381,575
Evonik Industries AG	44,707	1,179,566
#Fabasoft AG	525	13,292
Fielmann AG	9,816	499,131
First Sensor AG	1,547	81,927
#*flatexDEGIRO AG	13,752	238,289
*Fraport AG Frankfurt Airport Services Worldwide	16,353	886,044
Freenet AG	81,930	2,274,033
Fresenius Medical Care AG & Co. KGaA	27,085	1,698,402
Fresenius SE & Co. KGaA	91,877	3,276,094
*FUCHS PETROLUB SE	12,421	331,520
FUCHS PETROLUB SE, Preference	28,062	890,491
GEA Group AG	15,139	593,639
Gerresheimer AG	21,145	1,483,414
*Gesco AG	3,607	93,989
GFT Technologies SE	12,559	503,468
*Global Fashion Group SA	14	27
*Grammer AG	776	13,098
Grand City Properties SA	25,717	455,788
*H&R GmbH & Co. KGaA	7,950	51,160
Hamburger Hafen und Logistik AG	22,693	371,549
Hannover Rueck SE	5,244	823,740
Hapag-Lloyd AG	9,144	3,694,604
Hawesko Holding AG	668	34,954
HeidelbergCement AG	24,705	1,440,219
#*Heidelberger Druckmaschinen AG	218,108	490,560
#*HelloFresh SE	19,025	814,460
Henkel AG & Co. KGaA, Preference	7,465	483,223

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
GERMANY (Continued)
Henkel AG & Co. KGaA	4,699	$300,408
*Hensoldt AG	13,033	365,041
*Highlight Communications AG	2,399	9,465
HOCHTIEF AG	4,267	261,716
Hornbach Baumarkt AG	5,038	285,407
Hornbach Holding AG & Co. KGaA	6,570	790,831
HUGO BOSS AG	34,049	1,934,655
*Hypoport SE	446	124,685
Indus Holding AG	10,309	294,726
Infineon Technologies AG, Sponsored ADR	32,157	912,937
Infineon Technologies AG	121,159	3,508,576
Instone Real Estate Group SE	8,493	131,349
IVU Traffic Technologies AG	1,229	23,156
Jenoptik AG	21,900	622,407
JOST Werke AG	5,193	201,604
Jungheinrich AG, Preference	35,538	880,286
*K+S AG, Registered	99,099	3,365,295
KION Group AG	50,327	2,827,712
*Kloeckner & Co. SE	30,478	398,374
Knorr-Bremse AG	4,725	340,651
*Koenig & Bauer AG	6,651	130,507
Krones AG	4,409	344,893
KSB SE & Co. KGaA	38	18,240
KWS Saat SE & Co. KGaA	3,713	274,976
LANXESS AG	55,992	2,190,866
LEG Immobilien SE	10,030	1,032,722
Leifheit AG	2,484	58,175
#*Leoni AG	13,093	123,277
#*Manz AG	1,394	57,574
Mercedes-Benz Group AG	178,960	12,668,097
Merck KGaA	7,879	1,470,803
*METRO AG	90,005	795,689
MLP SE	26,112	184,840
*MTU Aero Engines AG	11,017	2,250,680
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	8,264	1,981,630
*Nagarro SE	3,630	516,214
Nemetschek SE	19,192	1,544,414
New Work SE	1,082	184,916
*Nexus AG	2,796	136,421
*Nordex SE	32,039	470,829
Norma Group SE	18,012	447,302
OHB SE	3,082	109,408
PATRIZIA AG	13,738	235,655
Pfeiffer Vacuum Technology AG	1,907	341,603
Pne AG	35,221	448,850
Porsche Automobil Holding SE, Preference	20,353	1,707,839
*Progress-Werk Oberkirch AG	1,010	33,244
ProSiebenSat.1 Media SE	95,278	1,107,159
PSI Software AG	1,484	56,595
Puma SE	18,879	1,407,695
*PVA TePla AG	1,898	47,575
*q.beyond AG	69,244	108,113
*QIAGEN NV	11,520	535,220
*QIAGEN NV	4,454	202,078
*R Stahl AG	845	13,193

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
GERMANY (Continued)
Rational AG	895	$550,930
Rheinmetall AG	43,441	9,843,895
RTL Group SA	16,884	884,179
RWE AG	115,713	4,832,819
S&T AG	17,448	298,190
*SAF-Holland SE	26,825	205,310
*Salzgitter AG	37,741	1,585,432
SAP SE, Sponsored ADR	9,200	927,360
SAP SE	32,647	3,360,067
Sartorius AG, Preference	6,228	2,359,375
Schaeffler AG	35,561	192,078
Schloss Wachenheim AG	321	6,299
Scout24 SE	20,321	1,299,124
Secunet Security Networks AG	479	206,171
*SGL Carbon SE	3,688	20,465
Siemens AG, Registered	39,060	4,853,295
#Siemens Energy AG	51,135	994,206
Siemens Healthineers AG	7,577	409,740
Siltronic AG	12,404	1,173,781
*Sixt SE	8,608	1,130,588
Sixt SE, Preference	10,712	780,875
SMA Solar Technology AG	2,407	111,017
Software AG	15,957	497,273
Stabilus SE	7,729	368,549
STO SE & Co.KGaA, Preference	1,263	267,147
STRATEC SE	2,243	255,083
Stroeer SE & Co.KGaA	12,494	753,270
Suedzucker AG	33,385	437,427
*SUESS MicroTec SE	5,804	90,987
Surteco Group SE	3,313	105,900
Symrise AG	19,215	2,299,735
TAG Immobilien AG	40,347	811,273
Takkt AG	16,965	274,902
Talanx AG	15,166	636,777
*TeamViewer AG	33,137	403,590
Technotrans SE	1,931	48,076
Telefonica Deutschland Holding AG	615,048	1,861,540
*thyssenkrupp AG	212,925	1,657,738
Traffic Systems SE	1,480	48,089
United Internet AG	53,578	1,736,929
Varta AG	1,307	123,791
VERBIO Vereinigte BioEnergie AG	12,324	881,484
Villeroy & Boch AG	6,080	134,055
*Vitesco Technologies Group AG	5,229	212,600
Volkswagen AG	6,940	1,531,631
Volkswagen AG, Preference	44,952	7,063,066
Vonovia SE, Class R	24,659	988,535
Vossloh AG	2,803	107,784
Wacker Chemie AG	9,114	1,462,897
Wacker Neuson SE	14,206	298,684
Washtec AG	4,642	253,669
#*Westwing Group SE	2,736	31,317
Wuestenrot & Wuerttembergische AG	11,676	220,732
*Zalando SE	6,945	277,167

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
GERMANY (Continued)
Zeal Network SE	1,450	$56,445

TOTAL GERMANY		228,855,859

GREECE (0.1%)
*Aegean Airlines SA	10,664	60,525
*Alpha Services and Holdings SA	225,264	258,080
Athens Water Supply & Sewage Co. SA	8,404	63,302
Autohellas Tourist and Trading SA	6,534	64,450
*Bank of Greece	5,344	100,914
*Ellaktor SA	36,391	52,365
*Entersoft SA Software Development & Related Services Co.	1,730	9,636
*Eurobank Ergasias Services and Holdings SA	175,715	185,334
<*»FF Group	3,954	3,754
*Fourlis Holdings SA	16,859	66,162
*GEK Terna Holding Real Estate Construction SA	22,240	229,929
Hellenic Exchanges—Athens Stock Exchange SA	14,293	56,544
Hellenic Petroleum Holdings SA	16,443	125,589
Hellenic Telecommunications Organization SA	34,107	662,055
Holding Co. ADMIE IPTO SA	22,949	55,562
*Intracom Holdings SA, Registered	14,015	25,578
JUMBO SA	10,239	166,778
*LAMDA Development SA	21,537	147,911
Motor Oil Hellas Corinth Refineries SA	18,657	297,202
Mytilineos SA	18,428	344,100
*National Bank of Greece SA	37,402	150,924
OPAP SA	22,342	334,219
*Piraeus Financial Holdings SA	4,666	6,833
Piraeus Port Authority SA	2,736	50,165
*Public Power Corp. SA	13,423	108,329
Quest Holdings SA	5,819	36,035
Sarantis SA	4,694	35,852
Terna Energy SA	9,556	179,041
Titan Cement International SA	9,442	133,475
Titan Cement International SA	10,067	142,736

TOTAL GREECE		4,153,379

HONG KONG (1.6%)
AIA Group, Ltd.	1,215,800	12,047,750
Analogue Holdings, Ltd.	56,000	12,704
Asia Financial Holdings, Ltd.	72,000	31,200
ASM Pacific Technology, Ltd.	123,200	1,256,943
Associated International Hotels, Ltd.	38,000	61,508
Atlas Corp.	42,872	529,898
Bank of East Asia, Ltd. (The)	352,479	523,812
BOC Hong Kong Holdings, Ltd.	462,000	1,686,980
BOCOM International Holdings Co., Ltd.	265,000	36,139
Bright Smart Securities & Commodities Group, Ltd.	154,000	26,693
Budweiser Brewing Co APAC, Ltd.	38,800	97,814
Build King Holdings, Ltd.	300,000	32,118
<*»Burwill Holdings, Ltd.	1,710,000	2,899
Cafe de Coral Holdings, Ltd.	176,000	277,701
*Cathay Pacific Airways, Ltd.	571,271	573,736
*Century City International Holdings, Ltd.	596,000	28,106
Cheuk Nang Holdings, Ltd.	24,781	7,643
Chevalier International Holdings, Ltd.	34,349	38,962

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HONG KONG (Continued)
*China Baoli Technologies Holdings, Ltd.	17,750	$656
<*»China Com Rich Rene Ene Invest	710,000	84,835
*China Energy Development Holdings, Ltd.	3,368,000	63,100
Chow Sang Sang Holdings International, Ltd.	168,000	187,567
Chow Tai Fook Jewellery Group, Ltd.	496,400	840,182
Chuang’s China Investments, Ltd.	360,000	16,747
CITIC Telecom International Holdings, Ltd.	1,178,000	423,387
CK Asset Holdings, Ltd.	114,343	778,205
CK Hutchison Holdings, Ltd.	382,760	2,692,830
CK Infrastructure Holdings, Ltd.	64,000	431,090
#CK Life Sciences Int’l Holdings, Inc.	746,000	56,096
CLP Holdings, Ltd.	104,000	1,014,000
*CNQC International Holdings, Ltd.	222,500	18,433
Convenience Retail Asia, Ltd.	40,000	4,792
*Cowell e Holdings, Inc.	10,000	11,369
Crystal International Group, Ltd.	88,000	34,544
CSI Properties, Ltd.	2,240,000	53,101
Dah Sing Banking Group, Ltd.	209,596	177,376
Dah Sing Financial Holdings, Ltd.	77,500	227,675
*Digital Domain Holdings, Ltd.	181,000	13,380
Eagle Nice International Holdings, Ltd.	118,000	69,632
EC Healthcare	94,000	96,203
Emperor International Holdings, Ltd.	603,333	65,361
*Energy International Investments Holdings, Ltd.	400,000	2,804
*Esprit Holdings, Ltd.	950,000	169,510
*ESR Cayman, Ltd.	12,400	37,850
Fairwood Holdings, Ltd.	26,000	47,519
Far East Consortium International, Ltd.	835,862	262,067
First Pacific Co., Ltd.	1,170,400	472,865
*First Shanghai Investments, Ltd.	264,000	5,383
*FIT Hon Teng, Ltd.	58,000	7,540
*Fosun Tourism Group	7,200	9,837
*Frontage Holdings Corp.	62,000	18,728
FSE Lifestyle Services, Ltd.	23,000	14,950
Galaxy Entertainment Group, Ltd.	76,000	441,694
Giordano International, Ltd.	616,000	129,541
*Gold Peak Industries Holdings, Ltd.	262,000	23,708
Great Eagle Holdings, Ltd.	92,711	217,417
Guotai Junan International Holdings, Ltd.	1,603,000	175,701
#Haitong International Securities Group, Ltd.	1,294,724	206,267
Hang Lung Group, Ltd.	290,000	569,196
Hang Lung Properties, Ltd.	589,000	1,127,531
Hang Seng Bank, Ltd.	83,200	1,479,248
Hanison Construction Holdings, Ltd.	215,208	33,463
*Harbour Centre Development, Ltd.	21,000	18,039
Henderson Land Development Co., Ltd.	205,486	834,133
HK Electric Investments & HK Electric Investments, Ltd.	442,000	436,584
HKBN, Ltd.	456,000	532,939
HKR International, Ltd.	378,960	139,101
HKT Trust & HKT, Ltd.	1,611,000	2,311,944
Hon Kwok Land Investment Co., Ltd.	20,000	6,500
Hong Kong & China Gas Co., Ltd.	416,765	461,588
Hong Kong Exchanges & Clearing, Ltd.	122,890	5,290,779
Hong Kong Technology Venture Co., Ltd.	319,000	271,588
*Hongkong & Shanghai Hotels, Ltd. (The)	209,962	208,995

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HONG KONG (Continued)
Honma Golf, Ltd.	12,500	$5,034
Hysan Development Co., Ltd.	111,000	327,505
IGG, Inc.	510,000	212,550
International Housewares Retail Co., Ltd.	153,000	51,480
*IRC, Ltd.	2,468,000	66,999
ITC Properties Group, Ltd.	197,218	26,141
Jacobson Pharma Corp., Ltd.	140,000	11,598
Johnson Electric Holdings, Ltd.	210,905	241,114
K Wah International Holdings, Ltd.	583,931	219,547
<*»Karce International Holdings Open Off10	44,000	–
Karrie International Holdings, Ltd.	232,000	44,353
Kerry Logistics Network, Ltd.	245,250	566,383
Kerry Properties, Ltd.	241,000	654,244
*Kingston Financial Group, Ltd.	1,205,000	40,698
Kowloon Development Co., Ltd.	172,000	224,915
*KuangChi Science, Ltd.	152,000	2,518
*Lai Sun Development Co., Ltd.	139,920	65,090
*Landing International Development, Ltd.	568,800	16,311
*Lifestyle International Holdings, Ltd.	202,000	98,346
Liu Chong Hing Investment, Ltd.	88,000	83,669
L’Occitane International SA	257,500	822,107
Luk Fook Holdings International, Ltd.	172,000	395,465
*Magnificent Hotel Investment, Ltd.	500,000	6,882
Man Wah Holdings, Ltd.	806,400	767,741
*Melco International Development, Ltd.	447,000	358,915
#*Melco Resorts & Entertainment, Ltd., Sponsored ADR	11,953	68,371
<*»MH Development, Ltd.	34,000	942
*Midland Holdings, Ltd.	218,100	23,072
Miramar Hotel & Investment	54,000	86,718
Modern Dental Group, Ltd.	89,000	32,895
*Mongolian Mining Corp.	78,000	33,701
MTR Corp., Ltd.	100,085	533,836
*NagaCorp., Ltd.	674,000	607,327
Nameson Holdings, Ltd.	764,000	40,896
National Electronics Holdings	30,800	4,043
New World Development Co., Ltd.	358,602	1,375,696
*»NewOcean Energy Holdings, Ltd.	346,000	1,720
Nissin Foods Co., Ltd.	82,000	54,136
Orient Overseas International, Ltd.	31,000	871,587
#Pacific Basin Shipping, Ltd.	4,949,000	2,308,564
*Pacific Century Premium Developments, Ltd.	211,843	12,690
Pacific Textiles Holdings, Ltd.	549,000	242,798
*Paliburg Holdings, Ltd.	156,000	41,157
*Paradise Entertainment, Ltd.	132,000	13,627
#PC Partner Group, Ltd.	654,000	821,860
PCCW, Ltd.	1,853,954	1,056,209
Pentamaster International, Ltd.	156,000	19,087
#Perfect Medical Health Management, Ltd.	180,000	105,529
Pico Far East Holdings, Ltd.	396,000	59,051
Plover Bay Technologies, Ltd.	32,000	13,296
Power Assets Holdings, Ltd.	216,000	1,454,930
PRADA SpA	137,500	858,701
Public Financial Holdings, Ltd.	174,000	53,889
*»Razer, Inc.	819,000	279,484
*Regal Hotels International Holdings, Ltd.	188,000	77,154
Regina Miracle International Holdings, Ltd.	170,000	102,917

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HONG KONG (Continued)
*Sands China, Ltd.	124,800	$280,580
SAS Dragon Holdings, Ltd.	216,000	123,882
*Shangri-La Asia, Ltd.	437,166	332,632
Shenwan Hongyuan HK, Ltd.	302,500	28,530
Singamas Container Holdings, Ltd.	786,000	110,194
Sino Land Co., Ltd.	956,552	1,272,778
SITC International Holdings Co., Ltd.	737,000	2,489,183
*SJM Holdings, Ltd.	956,301	408,303
SmarTone Telecommunications Holdings, Ltd.	216,586	113,453
#Solomon Systech International, Ltd.	478,000	33,507
Soundwill Holdings, Ltd.	40,500	35,358
*South China Holdings Co., Ltd.	1,160,000	11,532
Stella International Holdings, Ltd.	173,500	183,536
Sun Hung Kai Properties, Ltd.	102,588	1,189,167
SUNeVision Holdings, Ltd.	234,000	194,748
Swire Pacific, Ltd., Class A	144,000	824,048
Swire Pacific, Ltd., Class B	217,500	205,964
Swire Properties, Ltd.	81,200	196,425
Tai Sang Land Development, Ltd.	20,710	11,112
Tao Heung Holdings, Ltd.	144,000	16,151
Techtronic Industries Co., Ltd.	212,000	2,874,888
*Television Broadcasts, Ltd.	126,300	78,554
Texhong Textile Group, Ltd.	254,500	309,442
Texwinca Holdings, Ltd.	336,000	58,240
*Theme International Holdings, Ltd.	630,000	88,323
Tradelink Electronic Commerce, Ltd.	268,000	39,964
Transport International Holdings, Ltd.	121,373	201,098
*Trendzon Holdings Group, Ltd.	88,000	2,804
United Laboratories International Holdings, Ltd. (The)	460,500	227,135
<*»Untrade CW Group Hold	210,000	—
<*»Untrade Hua Han Health	1,233,842	8,853
<*»Untrade Huiyuan Juice	306,500	13,696
<*»Untrade Smi Holdings	414,396	4,954
<*»Untrade.Anxin China	816,000	—
<*»Untrade.Brightoil	1,089,000	39,043
<*»Untrade.C Animal Health	47,000	562
<*»Untrade.C Fiber Optic	521,599	—
<*»Untrade.Dba Telecom	72,000	—
<*»Untrade.Fuguiniao H Shs	53,000	—
<*»Untrade.Gold Finance Holding	62,000	—
<*»Untrade.Hsin Chong GP	876,000	7,324
<*»Untrade.Long Well International	856,000	2,411
<*»Untrade.Master Glory GP	211,687	1,317
<*»Untrade.Pac Andes International Holdings	1,128,607	3,941
<*»Untrade.Realgold Mining	19,000	—
<*»Untrade.Rexlot Holdings	5,031,399	2,501
<*»Untrade.Superb Summit	55,000	—
<*»Untrade.Tech Pro	2,780,000	4,535
<*»Untrade.Tenwow Int L	286,000	2,599
<*»Untrade.Youyuan Holdings	259,510	—
<*»UP Energy Development Group, Ltd.	524,000	1,616
Value Partners Group, Ltd.	832,000	319,178
Vedan International Holdings, Ltd.	152,000	11,624
Vitasoy International Holdings, Ltd.	286,000	519,062
*»Vobile Group, Ltd.	17,000	8,385

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HONG KONG (Continued)
VPower Group International Holdings, Ltd.	189,899	$22,267
VSTECS Holdings, Ltd.	405,600	351,520
VTech Holdings, Ltd.	76,200	541,431
Wai Kee Holdings, Ltd.	26,000	11,432
WH Group, Ltd.	5,752,708	3,995,878
Wharf Real Estate Investment Co., Ltd.	209,000	989,575
Wing Tai Properties, Ltd.	102,000	54,340
*Xingye Alloy Materials Group, Ltd.	89,000	13,045
Xinyi Glass Holdings, Ltd.	1,053,000	2,370,077
YTO Express Holdings, Ltd.	74,000	21,221
*Yue Yuen Industrial Holdings, Ltd.	382,500	563,550
#*Yunfeng Financial Group, Ltd.	4,000	704
#Zensun Enterprises, Ltd.	70,000	32,742

TOTAL HONG KONG		79,024,578

HUNGARY (0.1%)
*4Ig Nyrt	4,928	11,120
Magyar Telekom Telecommunications PLC	155,376	168,360
MOL Hungarian Oil & Gas PLC	184,282	1,571,755
*Opus Global Nyrt	55,082	30,956
*OTP Bank Nyrt	24,219	729,532
Richter Gedeon Nyrt	14,245	284,075

TOTAL HUNGARY		2,795,798

INDIA (5.0%)
Aarti Industries, Ltd.	29,772	345,829
ABB India, Ltd.	6,072	166,534
ACC, Ltd.	28,047	854,481
Action Construction Equipment, Ltd.	13,202	41,423
Adani Enterprises, Ltd.	22,395	683,195
*Adani Green Energy, Ltd.	13,469	507,943
Adani Ports & Special Economic Zone, Ltd.	84,247	943,835
*Adani Transmission, Ltd.	27,159	991,072
ADF Foods, Ltd.	4,267	42,309
Advanced Enzyme Technologies, Ltd.	15,554	61,500
Aegis Logistics, Ltd.	25,803	74,750
Agro Tech Foods, Ltd.	2,658	31,602
*Ahluwalia Contracts India, Ltd.	14,045	95,403
AIA Engineering, Ltd.	11,963	303,197
Ajanta Pharma, Ltd.	12,882	290,038
Akzo Nobel India, Ltd.	3,273	80,429
Alembic Pharmaceuticals, Ltd.	20,909	213,665
Alkem Laboratories, Ltd.	8,278	351,988
Alkyl Amines Chemicals	6,128	254,892
Allcargo Logistics, Ltd.	38,373	175,343
*Alok Industries, Ltd.	276,876	93,267
Amara Raja Batteries, Ltd.	2,968	21,840
Ambuja Cements, Ltd.	133,048	647,813
Amrutanjan Health Care, Ltd.	4,718	55,958
<*»Amtek Auto, Ltd.	48,317	326
Anant Raj, Ltd.	50,961	42,033
Andhra Sugars, Ltd. (The)	42,805	90,658
Apar Industries, Ltd.	7,955	69,698
Apcotex Industries, Ltd.	13,262	102,550
*APL Apollo Tubes, Ltd.	55,200	738,937

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
Apollo Hospitals Enterprise, Ltd.	15,014	$874,875
Apollo Tyres, Ltd.	171,355	459,532
*Arvind Fashions, Ltd.	13,800	51,802
*Arvind, Ltd.	88,621	142,596
Asahi India Glass, Ltd.	31,183	187,993
Ashiana Housing, Ltd.	23,855	46,716
Ashok Leyland, Ltd.	220,762	367,058
*Ashoka Buildcon, Ltd.	83,179	94,068
Asian Paints, Ltd.	33,418	1,415,191
Astec Lifesciences, Ltd.	3,485	83,393
*Aster DM Healthcare, Ltd.	73,445	184,855
Astra Microwave Products, Ltd.	23,981	79,338
Astral, Ltd.	14,932	420,637
AstraZeneca Pharma India, Ltd.	851	30,612
Atul, Ltd.	9,741	1,140,847
*AU Small Finance Bank, Ltd.	589	10,711
Automotive Axles, Ltd.	1,863	39,269
Avanti Feeds, Ltd.	22,762	129,856
*Avenue Supermarts, Ltd.	4,916	253,654
*Axis Bank, Ltd., GDR	809	38,428
*Axis Bank, Ltd.	504,975	4,813,092
Bajaj Auto, Ltd.	12,204	595,420
Bajaj Consumer Care, Ltd.	35,277	77,345
Bajaj Finserv, Ltd.	2,376	463,471
*Bajaj Hindusthan Sugar, Ltd.	519,951	116,652
Bajaj Holdings & Investment, Ltd.	4,077	275,709
Balaji Amines, Ltd.	6,473	273,650
Balkrishna Industries, Ltd.	30,170	846,264
Balmer Lawrie & Co., Ltd.	6,865	10,705
Balrampur Chini Mills, Ltd.	229,702	1,331,471
Banco Products India, Ltd.	14,122	26,048
Bandhan Bank, Ltd.	75,589	330,666
*Bank of Baroda	319,673	472,134
*Bank of India	222,199	139,960
*Bank of Maharashtra	108,175	25,401
Bannari Amman Sugars, Ltd.	1,452	50,685
BASF India, Ltd.	5,965	210,259
Bayer CropScience, Ltd.	3,536	215,090
BEML, Ltd.	9,982	216,746
Berger Paints India, Ltd.	41,944	393,939
Bhansali Engineering Polymers, Ltd.	37,755	62,083
Bharat Bijlee, Ltd.	2,123	47,541
Bharat Dynamics, Ltd.	15,844	155,077
Bharat Electronics, Ltd.	701,183	2,188,144
Bharat Forge, Ltd.	41,616	382,039
*Bharat Heavy Electricals, Ltd.	382,092	263,167
Bharat Petroleum Corp., Ltd.	75,786	359,486
Bharat Rasayan, Ltd.	262	47,573
*Bharti Airtel, Ltd.	307,767	2,975,306
Birla Corp., Ltd.	14,070	200,266
Birlasoft, Ltd.	199,608	1,080,783
Bliss Gvs Pharma, Ltd.	27,113	28,570
BLS International Services, Ltd.	6,589	31,173
Blue Dart Express, Ltd.	2,623	234,599
Blue Star, Ltd.	12,735	189,311

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
Bodal Chemicals, Ltd.	46,508	$67,046
Bombay Burmah Trading Co.	6,487	85,111
*Bombay Dyeing & Manufacturing Co., Ltd.	15,629	25,403
*Borosil Renewables, Ltd.	16,207	149,450
Bosch, Ltd.	601	113,935
Brigade Enterprises, Ltd.	42,939	256,030
Britannia Industries, Ltd.	19,035	816,568
*Camlin Fine Sciences, Ltd.	46,047	73,189
*Canara Bank	93,455	280,759
*Capacit’e Infraprojects, Ltd.	4,897	8,831
Caplin Point Laboratories, Ltd.	11,270	103,850
Carborundum Universal, Ltd.	43,530	436,681
Care Ratings, Ltd.	11,698	70,409
Castrol India, Ltd.	208,015	294,161
CCL Products India, Ltd.	44,521	237,711
Ceat, Ltd.	6,221	91,534
*Central Bank of India, Ltd.	371,203	91,050
Central Depository Services India, Ltd.	18,209	328,604
Century Enka, Ltd.	5,642	43,613
Century Plyboards India, Ltd.	22,626	187,996
Century Textiles & Industries, Ltd.	26,934	294,489
Cera Sanitaryware, Ltd.	1,102	60,128
CESC, Ltd.	160,688	180,043
*CG Power & Industrial Solutions, Ltd.	201,078	520,566
Chambal Fertilisers and Chemicals, Ltd.	107,383	642,746
*Chennai Petroleum Corp., Ltd.	6,883	25,144
<*»Chennai Super Kings Cricket, Ltd.	65,357	361
Cholamandalam Financial Holdings, Ltd.	31,333	266,059
Cigniti Technologies, Ltd.	12,873	73,507
Cipla, Ltd.	186,685	2,396,250
City Union Bank, Ltd.	131,462	235,778
Clariant Chemicals India, Ltd.	6,140	39,422
Coal India, Ltd.	165,522	395,928
Cochin Shipyard, Ltd.	16,232	70,986
Coforge, Ltd.	6,695	367,863
Colgate-Palmolive India, Ltd.	30,149	652,556
Computer Age Management Services, Ltd.	2,015	65,330
Container Corp. p of India, Ltd.	82,663	699,001
Coromandel International, Ltd.	56,665	663,109
Cosmo Films, Ltd.	5,761	142,939
CRISIL, Ltd.	6,959	335,417
Crompton Greaves Consumer Electricals, Ltd.	457,720	2,304,093
*CSB Bank, Ltd.	17,028	47,714
Cummins India, Ltd.	61,249	825,641
Cyient, Ltd.	27,362	316,833
Dabur India, Ltd.	80,737	587,975
Dalmia Bharat Sugar & Industries, Ltd.	8,935	54,843
Dalmia Bharat, Ltd.	29,520	586,654
DB Corp., Ltd.	46,855	56,115
*DCB Bank, Ltd.	91,578	95,900
DCM Shriram, Ltd.	12,296	190,788
*DCW, Ltd.	77,422	47,855
Deepak Fertilisers & Petrochemicals Corp., Ltd.	24,822	219,117
Deepak Nitrite, Ltd.	29,303	891,865
Delta Corp., Ltd.	80,174	279,037
Dhampur Sugar Mills, Ltd.	17,179	117,310

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
Dhanuka Agritech, Ltd.	4,657	$43,501
Dilip Buildcon, Ltd.	20,929	72,211
*Dish TV India, Ltd.	654,442	140,404
*Dishman Carbogen Amcis, Ltd.	38,071	82,076
Divi’s Laboratories, Ltd.	17,411	1,026,177
Dixon Technologies India, Ltd.	14,969	860,875
DLF, Ltd.	108,659	528,565
Dollar Industries, Ltd.	14,444	109,592
Dr Lal PathLabs, Ltd.	14,698	499,916
Dr Reddy’s Laboratories, Ltd.	4,683	253,130
Dr Reddy’s Laboratories, Ltd., Sponsored ADR	34,413	1,847,290
Dwarikesh Sugar Industries, Ltd.	91,770	153,065
*Dynamatic Technologies, Ltd.	1,955	58,562
eClerx Services, Ltd.	7,485	235,774
Eicher Motors, Ltd.	16,009	550,862
EID Parry India, Ltd.	38,148	264,966
*EIH Associated Hotels	5,892	35,999
*EIH, Ltd.	64,567	135,482
Electrosteel Castings, Ltd.	121,003	60,230
Elgi Equipments, Ltd.	42,594	193,210
Emami, Ltd.	95,305	613,091
Endurance Technologies, Ltd.	14,945	238,371
EPL, Ltd.	30,140	66,516
Eris Lifesciences, Ltd.	14,884	132,587
ESAB India, Ltd.	1,533	66,783
Escorts, Ltd.	25,304	541,168
*Eveready Industries India, Ltd.	31,735	133,574
Everest Kanto Cylinder, Ltd.	17,320	44,545
Excel Industries, Ltd.	384	7,313
Exide Industries, Ltd.	201,762	404,355
*FDC, Ltd.	10,621	37,375
Federal Bank, Ltd.	870,314	1,092,980
FIEM Industries, Ltd.	2,152	27,229
Filatex India, Ltd.	53,433	82,516
Fine Organic Industries, Ltd.	2,898	170,087
Finolex Cables, Ltd.	35,653	187,214
Finolex Industries, Ltd.	146,070	298,474
Firstsource Solutions, Ltd.	286,987	469,286
Force Motors, Ltd.	3,544	55,629
*Fortis Healthcare, Ltd.	156,111	545,574
*Future Consumer, Ltd.	729,313	21,466
Gabriel India, Ltd.	39,035	61,073
GAIL India, Ltd.	528,360	1,100,023
Galaxy Surfactants, Ltd.	4,087	155,960
Garden Reach Shipbuilders & Engineers, Ltd.	18,819	69,843
Garware Technical Fibres, Ltd.	3,820	152,430
*Gateway Distriparks, Ltd.	49,792	48,559
*Gati, Ltd.	23,499	52,782
*Gayatri Projects, Ltd.	101,136	27,982
GE Power India, Ltd.	10,492	24,294
*GE T&D India, Ltd.	25,313	41,972
*General Insurance Corp. of India	16,666	28,375
Genus Power Infrastructures, Ltd.	73,445	99,393
Geojit Financial Services, Ltd.	46,634	40,111
GHCL, Ltd.	32,581	263,934

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
Gillette India, Ltd.	2,026	$139,547
GlaxoSmithKline Pharmaceuticals, Ltd.	14,421	296,381
Glenmark Pharmaceuticals, Ltd.	74,905	430,709
*»Godawari Power and Ispat, Ltd.	7,498	41,093
Godawari Power and Ispat, Ltd.	14,045	76,975
Godfrey Phillips India, Ltd.	7,592	120,679
Godrej Agrovet, Ltd.	12,793	91,267
*Godrej Consumer Products, Ltd.	62,770	642,460
*Godrej Industries, Ltd.	28,415	182,996
*Godrej Properties, Ltd.	19,580	403,024
Goodyear India, Ltd.	3,596	42,604
Granules India, Ltd.	73,041	269,261
Graphite India, Ltd.	18,343	126,938
Grasim Industries, Ltd.	57,703	1,277,441
Gravita India, Ltd.	2,555	10,375
Great Eastern Shipping Co., Ltd. (The)	48,546	246,088
Greaves Cotton, Ltd.	20,983	45,470
Greenlam Industries, Ltd.	17,325	79,982
Greenpanel Industries, Ltd.	27,966	221,463
Greenply Industries, Ltd.	31,249	86,337
Grindwell Norton, Ltd.	17,782	398,465
*GTL Infrastructure, Ltd.	134,998	2,561
Gujarat Alkalies & Chemicals, Ltd.	20,537	267,048
Gujarat Ambuja Exports, Ltd.	29,691	128,738
Gujarat Fluorochemicals, Ltd.	8,018	294,099
Gujarat Gas, Ltd.	30,636	193,332
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	43,587	471,863
Gujarat Pipavav Port, Ltd.	120,257	137,102
Gujarat State Petronet, Ltd.	143,464	491,617
*Hathway Cable & Datacom, Ltd.	42,479	11,170
Hatsun Agro Product, Ltd.	20,583	284,649
Havells India, Ltd.	33,269	570,916
HBL Power Systems, Ltd.	49,388	56,241
HCL Technologies, Ltd.	193,711	2,734,900
HDFC Asset Management Co., Ltd.	971	25,935
HDFC Bank, Ltd.	5,275	95,546
HDFC Life Insurance Co., Ltd.	18,594	141,664
*HealthCare Global Enterprises, Ltd.	16,384	60,409
HEG, Ltd.	4,185	67,399
HeidelbergCement India, Ltd.	22,174	58,450
Heritage Foods, Ltd.	13,843	56,781
Hero MotoCorp, Ltd.	4,046	132,674
Hester Biosciences, Ltd.	1,809	61,833
HFCL, Ltd.	439,759	426,858
HG Infra Engineering, Ltd.	10,441	85,052
Hikal, Ltd.	40,541	211,078
HIL, Ltd.	2,537	127,389
Himadri Speciality Chemical, Ltd.	158,794	143,957
Himatsingka Seide, Ltd.	14,665	28,412
Hindalco Industries, Ltd.	645,702	4,076,895
Hinduja Global Solutions, Ltd.	6,738	90,221
Hindustan Aeronautics, Ltd.	16,980	354,316
*Hindustan Construction Co., Ltd.	364,820	75,644
Hindustan Copper, Ltd.	63,835	94,614
*Hindustan Oil Exploration Co., Ltd.	21,624	57,325
Hindustan Petroleum Corp., Ltd.	120,187	424,980

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
Hindustan Unilever, Ltd.	46,206	$1,350,865
Hle Glascoat, Ltd.	896	54,408
Honda India Power Products, Ltd.	1,550	29,106
HSIL, Ltd.	15,211	63,526
Huhtamaki India, Ltd.	6,706	17,348
I G Petrochemicals, Ltd.	6,330	62,702
ICICI Bank, Ltd.	160,249	1,558,205
#ICICI Bank, Ltd., Sponsored ADR	264,089	5,028,255
ICICI Lombard General Insurance Co., Ltd.	19,472	326,102
ICICI Prudential Life Insurance Co., Ltd.	26,211	180,272
ICRA, Ltd.	1,189	63,537
*IDFC First Bank, Ltd.	1,485,775	767,742
IDFC, Ltd.	1,574,191	1,175,868
*IFB Industries, Ltd.	5,171	65,045
Igarashi Motors India, Ltd.	4,877	22,761
IIFL Securities, Ltd.	75,939	88,662
India Cements, Ltd. (The)	96,409	260,815
India Glycols, Ltd.	6,683	84,676
*Indiabulls Real Estate, Ltd.	238,161	278,219
Indian Bank	97,797	209,174
Indian Energy Exchange, Ltd.	218,892	614,361
Indian Hotels Co., Ltd.	213,142	715,190
Indian Oil Corp., Ltd.	176,325	290,636
*Indian Overseas Bank	472,823	112,882
Indian Railway Catering & Tourism Corp., Ltd.	58,200	567,934
Indo Count Industries, Ltd.	44,852	91,473
Indoco Remedies, Ltd.	18,301	91,071
Indraprastha Gas, Ltd.	52,871	243,735
*Indus Towers, Ltd.	265,697	726,437
IndusInd Bank, Ltd.	1,073	13,736
Infibeam Avenues, Ltd.	403,108	95,448
Info Edge India, Ltd.	10,707	651,482
Infosys, Ltd., Sponsored ADR	184,340	3,662,836
Infosys, Ltd.	449,114	9,209,650
Ingersoll Rand India, Ltd.	3,935	87,587
*Inox Leisure, Ltd.	5,712	37,451
*Inox Wind, Ltd.	55,305	78,498
*Insecticides India, Ltd.	2,366	22,276
*Intellect Design Arena, Ltd.	25,183	260,519
*InterGlobe Aviation, Ltd.	4,585	111,448
IOL Chemicals and Pharmaceuticals, Ltd.	10,197	61,095
Ipca Laboratories, Ltd.	57,800	765,008
*IRB Infrastructure Developers, Ltd.	38,034	117,472
IRCON International, Ltd.	152,397	82,436
ITC, Ltd.	527,670	1,791,631
ITD Cementation India, Ltd.	40,223	35,886
*ITI, Ltd.	27,199	35,812
J Kumar Infraprojects, Ltd.	14,330	40,285
*Jagran Prakashan, Ltd.	58,383	51,209
Jai Corp., Ltd.	33,695	62,989
*Jaiprakash Associates, Ltd.	843,708	102,646
*Jaiprakash Power Ventures, Ltd.	924,343	89,481
*Jammu & Kashmir Bank, Ltd. (The)	153,671	62,118
Jamna Auto Industries, Ltd.	85,661	123,602
JB Chemicals & Pharmaceuticals, Ltd.	15,464	347,726

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
*JBM Auto, Ltd.	10,245	$67,936
Jindal Poly Films, Ltd.	8,921	130,251
Jindal Saw, Ltd.	104,934	126,771
*Jindal Stainless Hisar, Ltd.	53,698	251,376
*Jindal Stainless, Ltd.	162,281	388,281
Jindal Steel & Power, Ltd.	28,082	198,393
JK Cement, Ltd.	17,383	601,950
JK Lakshmi Cement, Ltd.	31,429	181,768
JK Paper, Ltd.	62,612	293,310
JK Tyre & Industries, Ltd.	54,548	91,624
JMC Projects India, Ltd.	29,257	31,939
*Johnson Controls-Hitachi Air Conditioning India, Ltd.	298	7,670
JSW Energy, Ltd.	41,350	171,826
JSW Steel, Ltd.	370,337	3,522,786
JTEKT India, Ltd.	35,401	37,072
Jubilant Foodworks, Ltd.	183,280	1,309,100
Jubilant Pharmova, Ltd.	2,548	15,721
Jyothy Labs, Ltd.	69,463	140,212
Kajaria Ceramics, Ltd.	35,033	473,645
Kalpataru Power Transmission, Ltd.	38,598	181,749
Kalyani Steels, Ltd.	14,435	58,964
Kansai Nerolac Paints, Ltd.	6,681	41,038
Karnataka Bank, Ltd. (The)	162,547	133,538
Karur Vysya Bank, Ltd. (The)	227,172	145,173
Kaveri Seed Co., Ltd.	13,767	97,108
KCP, Ltd. (The)	32,972	50,056
KEC International, Ltd.	61,953	322,033
KEI Industries, Ltd.	64,721	1,022,091
Kennametal India, Ltd.	2,656	66,580
*Kiri Industries, Ltd.	14,396	93,691
Kirloskar Brothers, Ltd.	9,563	40,595
Kirloskar Ferrous Industries, Ltd.	16,771	54,311
Kirloskar Oil Engines, Ltd.	24,452	51,964
Kitex Garments, Ltd.	3,112	10,619
KNR Constructions, Ltd.	66,921	236,676
*Kolte-Patil Developers, Ltd.	19,142	67,936
Kotak Mahindra Bank, Ltd.	60,852	1,425,525
KPIT Technologies, Ltd.	86,348	625,618
*KPR Mill, Ltd.	50,523	416,517
KRBL, Ltd.	28,554	89,350
KSB, Ltd.	7,665	133,852
LA Opala RG, Ltd.	13,388	53,417
Lakshmi Machine Works, Ltd.	828	101,646
Larsen & Toubro Infotech, Ltd.	10,126	641,008
Larsen & Toubro, Ltd.	123,044	2,727,274
Laurus Labs, Ltd.	165,115	1,260,030
*Lemon Tree Hotels, Ltd.	182,223	158,284
LG Balakrishnan & Bros, Ltd.	14,194	122,680
Linde India, Ltd.	1,563	73,233
LT Foods, Ltd.	43,550	49,679
Lumax Auto Technologies, Ltd.	5,310	12,774
Lupin, Ltd.	12,985	126,491
LUX Industries, Ltd.	725	21,948
Mahanagar Gas, Ltd.	976	9,821
Maharashtra Seamless, Ltd.	16,056	124,071
Mahindra & Mahindra, Ltd.	177,950	2,146,551

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
Mahindra & Mahindra, Ltd., GDR	1,668	$19,849
Mahindra CIE Automotive, Ltd.	53,220	154,002
*Mahindra Holidays & Resorts India, Ltd.	35,467	118,451
*Mahindra Lifespace Developers, Ltd.	31,462	155,741
Mahindra Logistics, Ltd.	14,631	98,781
Maithan Alloys, Ltd.	5,759	99,005
*»Man Infraconstruction, Ltd.	18,171	24,722
Man Infraconstruction, Ltd.	36,343	49,445
Mangalam Cement, Ltd.	8,373	41,316
*Mangalore Refinery & Petrochemicals, Ltd.	18,510	17,858
Marico, Ltd.	226,081	1,542,943
Marksans Pharma, Ltd.	61,722	43,440
Maruti Suzuki India, Ltd.	7,057	712,490
Mastek, Ltd.	7,005	257,799
*Max Healthcare Institute, Ltd.	53,426	289,242
*Max Ventures & Industries, Ltd.	6,426	9,171
Mayur Uniquoters, Ltd.	7,647	37,388
Mazagon Dock Shipbuilders, Ltd.	2,582	10,140
Metropolis Healthcare, Ltd.	18,475	579,512
Minda Corp., Ltd.	45,719	148,265
Minda Industries, Ltd.	33,359	399,169
Mindtree, Ltd.	18,174	844,514
Mishra Dhatu Nigam, Ltd.	16,806	42,299
MM Forgings, Ltd.	2,939	34,287
Monte Carlo Fashions, Ltd.	8,944	65,609
*Morepen Laboratories, Ltd.	110,677	70,365
Motherson Sumi Systems, Ltd.	322,731	580,931
*»Motherson Sumi Wiring India, Ltd.	322,731	293,421
Motilal Oswal Financial Services, Ltd.	21,580	255,160
Mphasis, Ltd.	43,449	1,616,041
MRF, Ltd.	530	504,253
Mukand, Ltd.	11,875	20,855
Multi Commodity Exchange of India, Ltd.	4,997	93,491
Nahar Spinning Mills, Ltd.	6,392	43,457
*Narayana Hrudayalaya, Ltd.	15,852	145,191
Natco Pharma, Ltd.	27,813	286,289
National Aluminium Co., Ltd.	866,323	1,190,532
*National Fertilizers, Ltd.	14,661	11,297
Nava Bharat Ventures, Ltd.	40,929	88,371
Navin Fluorine International, Ltd.	8,803	452,780
Navneet Education, Ltd.	49,339	66,383
NBCC India, Ltd.	284,343	140,977
NCC, Ltd.	145,152	130,165
NCL Industries, Ltd.	18,393	45,259
*NELCO, Ltd.	4,568	39,317
Neogen Chemicals, Ltd.	3,878	78,559
NESCO, Ltd.	11,555	86,939
Nestle India, Ltd.	6,888	1,651,687
*Network18 Media & Investments, Ltd.	61,961	69,870
Newgen Software Technologies, Ltd.	12,977	79,431
NHPC, Ltd.	531,159	230,690
Nilkamal, Ltd.	2,668	70,808
NLC India, Ltd.	76,475	81,835
NMDC, Ltd.	274,958	577,846
NOCIL, Ltd.	48,009	142,440

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
Novartis India, Ltd.	4,345	$35,713
NRB Bearings, Ltd.	24,272	38,706
NTPC, Ltd.	430,224	879,105
*Oberoi Realty, Ltd.	64,509	810,345
Oil & Natural Gas Corp., Ltd.	242,394	508,776
Oil India, Ltd.	78,918	235,848
*Omaxe, Ltd.	16,784	21,901
OnMobile Global, Ltd.	31,003	66,575
Oracle Financial Services Software, Ltd.	6,230	290,239
Orient Cement, Ltd.	65,287	117,733
Orient Electric, Ltd.	61,077	263,308
Orient Paper & Industries, Ltd.	112,110	47,444
Orient Refractories, Ltd.	16,643	132,384
Oriental Aromatics, Ltd.	2,651	23,962
Oriental Carbon & Chemicals, Ltd.	4,649	53,768
Page Industries, Ltd.	1,373	818,650
Panama Petrochem, Ltd.	13,480	62,011
Parag Milk Foods, Ltd.	22,437	29,630
*Patel Engineering, Ltd.	44,306	14,983
*PC Jeweller, Ltd.	107,877	31,117
PCBL, Ltd.	115,528	167,453
Persistent Systems, Ltd.	21,261	1,201,705
Petronet LNG, Ltd.	223,943	597,338
Pfizer, Ltd.	4,323	248,033
Phoenix Mills, Ltd. (The)	33,770	479,961
PI Industries, Ltd.	14,894	554,892
Pidilite Industries, Ltd.	20,076	636,533
PNC Infratech, Ltd.	43,004	144,242
Poly Medicure, Ltd.	4,471	51,054
Polyplex Corp., Ltd.	11,052	395,193
Power Grid Corp. p of India, Ltd.	313,193	933,116
*Power Mech Projects, Ltd.	3,139	38,154
Praj Industries, Ltd.	31,688	169,461
*Prakash Industries, Ltd.	38,602	38,353
Prataap Snacks, Ltd.	4,820	43,580
Prestige Estates Projects, Ltd.	80,003	496,758
*Pricol, Ltd.	72,888	130,391
*Prime Focus, Ltd.	27,584	27,984
Prince Pipes & Fittings, Ltd.	17,117	148,784
*Prism Johnson, Ltd.	45,016	67,192
Privi Speciality Chemicals, Ltd.	3,249	83,039
Procter & Gamble Health, Ltd.	3,086	179,117
Procter & Gamble Hygiene & Health Care, Ltd.	1,001	183,640
PSP Projects, Ltd.	6,820	48,008
*Punjab National Bank	482,128	221,378
*Puravankara, Ltd.	18,870	25,932
*PVR, Ltd.	9,908	237,057
Quess Corp., Ltd.	18,456	171,191
Quick Heal Technologies, Ltd.	12,002	29,564
Radico Khaitan, Ltd.	37,021	435,796
Rain Industries, Ltd.	110,990	249,008
Rajesh Exports, Ltd.	29,405	241,976
Rallis India, Ltd.	32,411	99,426
*Ramco Cements Ltd. (The)	59,794	621,621
*Ramkrishna Forgings, Ltd.	60,680	149,949
*Rane Holdings, Ltd.	2,928	23,894

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
Rashtriya Chemicals & Fertilizers, Ltd.	95,234	$124,832
Ratnamani Metals & Tubes, Ltd.	5,878	180,679
*Raymond, Ltd.	27,295	296,650
*RBL Bank, Ltd.	276,898	435,401
Redington India, Ltd.	903,931	1,810,996
Relaxo Footwears, Ltd.	10,647	150,647
Reliance Industries, Ltd.	231,670	8,456,254
Reliance Industries, Ltd., GDR	21,231	1,541,371
*Reliance Infrastructure, Ltd.	55,392	89,527
*Reliance Power, Ltd.	1,320,319	246,127
Rico Auto Industries, Ltd.	64,014	31,571
RITES, Ltd.	16,602	58,281
*RPSG Ventures, Ltd.	6,750	52,213
*RSWM, Ltd.	5,552	36,700
Rupa & Co., Ltd.	1,641	11,338
Sagar Cements, Ltd.	15,512	47,109
Sandhar Technologies, Ltd.	3,283	10,943
Sangam India, Ltd.	6,548	32,910
*Sanghi Industries, Ltd.	26,067	16,590
Sanofi India, Ltd.	3,912	356,948
Sarda Energy & Minerals, Ltd.	5,996	94,557
Saregama India, Ltd.	21,050	116,729
Sasken Technologies, Ltd.	3,582	38,743
Savita Oil Technologies, Ltd.	2,460	36,862
SBI Life Insurance Co., Ltd.	27,265	394,302
Schaeffler India, Ltd.	11,105	335,231
*Schneider Electric Infrastructure, Ltd.	24,200	43,498
*SEAMEC, Ltd.	763	10,809
SH Kelkar & Co., Ltd.	20,439	41,484
Shakti Pumps India, Ltd.	5,456	37,910
*Shankara Building Products, Ltd.	4,888	48,424
Sharda Cropchem, Ltd.	13,188	107,334
Sharda Motor Industries, Ltd.	3,959	40,019
*Sheela Foam, Ltd.	5,366	246,916
Shilpa Medicare, Ltd.	13,896	82,948
Shipping Corp. of India, Ltd.	77,898	136,093
Shree Cement, Ltd.	1,878	636,826
*Shree Renuka Sugars, Ltd.	157,625	110,936
Siemens, Ltd.	7,337	218,006
*Sintex Plastics Technology, Ltd.	49,138	4,468
*SIS, Ltd.	19,558	129,704
Siyaram Silk Mills, Ltd.	12,144	105,057
SKF India, Ltd.	10,407	458,021
*SML Isuzu, Ltd.	2,200	19,930
Sobha, Ltd.	18,481	156,784
Solar Industries India, Ltd.	9,180	331,557
Solara Active Pharma Sciences, Ltd.	1,513	12,649
*Somany Ceramics, Ltd.	6,553	54,825
Somany Home Innovation, Ltd.	11,858	52,982
Sonata Software, Ltd.	34,725	341,651
*South Indian Bank, Ltd. (The)	1,598,565	166,250
SRF, Ltd.	69,223	2,275,392
*Star Cement, Ltd.	63,523	76,160
State Bank of India	172,636	1,120,833
State Bank of India, GDR	6,235	402,157

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
Steel Authority of India, Ltd.	477,483	$604,330
Sterlite Technologies, Ltd.	84,330	213,080
Subex, Ltd.	214,576	99,509
Subros, Ltd.	12,359	54,154
Sudarshan Chemical Industries	13,736	93,969
Sun Pharmaceutical Industries, Ltd.	144,631	1,757,028
Sun TV Network, Ltd.	53,803	339,566
Sundaram-Clayton, Ltd.	2,010	100,227
Sundram Fasteners, Ltd.	38,565	406,372
Sunteck Realty, Ltd.	38,289	241,052
Suprajit Engineering, Ltd.	29,219	135,560
Supreme Industries, Ltd.	23,611	601,344
»Supreme Petrochem, Ltd.	12,938	155,931
Surya Roshni, Ltd.	10,781	61,709
Sutlej Textiles and Industries, Ltd.	74,054	75,950
Suven Pharmaceuticals, Ltd.	39,830	314,477
*Suzlon Energy, Ltd.	1,223,215	160,018
Swaraj Engines, Ltd.	3,098	61,391
Symphony, Ltd.	2,142	31,741
*Syngene International, Ltd.	53,120	435,668
Tamilnadu Petroproducts, Ltd.	31,415	49,685
Tanla Platforms, Ltd.	23,721	439,913
Tasty Bite Eatables, Ltd.	199	30,514
Tata Chemicals, Ltd.	115,125	1,415,898
*Tata Coffee, Ltd.	44,920	130,102
Tata Communications, Ltd.	691	9,894
Tata Consultancy Services, Ltd.	92,527	4,292,972
Tata Consumer Products, Ltd.	100,891	1,087,209
Tata Elxsi, Ltd.	5,655	573,027
#*Tata Motors, Ltd., Sponsored ADR	125,402	3,537,590
*Tata Motors, Ltd.	665,454	3,809,434
Tata Power Co., Ltd. (The)	301,023	954,350
Tata Steel Long Products, Ltd.	3,239	30,300
Tata Steel, Ltd.	405,160	6,736,810
TCI Express, Ltd.	5,436	132,816
*TCNS Clothing Co., Ltd.	1,173	12,879
TD Power Systems, Ltd.	7,824	35,629
Tech Mahindra, Ltd.	239,377	3,942,514
Techno Electric & Engineering Co., Ltd.	5,787	21,901
Texmaco Rail & Engineering, Ltd.	74,640	49,651
Thermax, Ltd.	7,625	211,466
Thirumalai Chemicals, Ltd.	32,411	119,820
*Thomas Cook India, Ltd.	76,726	76,533
Tide Water Oil Co. India, Ltd.	3,518	52,888
Time Technoplast, Ltd.	52,744	66,445
Timken India, Ltd.	6,851	177,825
Tinplate Co. of India, Ltd. (The)	16,198	86,306
*Titagarh Wagons, Ltd.	31,682	43,145
Titan Co., Ltd.	21,821	701,709
Torrent Pharmaceuticals, Ltd.	12,563	462,526
Torrent Power, Ltd.	50,970	355,491
Transport Corp. p of India, Ltd.	18,816	172,967
Trent, Ltd.	9,080	145,912
Trident, Ltd.	645,663	440,479
Triveni Engineering & Industries, Ltd.	37,560	157,404
Triveni Turbine, Ltd.	34,864	87,955

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
TTK Prestige, Ltd.	18,830	$209,096
TV Today Network, Ltd.	15,353	81,000
*TV18 Broadcast, Ltd.	340,513	238,984
TVS Motor Co., Ltd.	44,041	377,280
TVS Srichakra, Ltd.	2,064	45,982
Uflex, Ltd.	19,544	169,470
Ugar Sugar Works, Ltd.	16,135	14,596
UltraTech Cement, Ltd.	22,016	1,909,561
Unichem Laboratories, Ltd.	10,743	38,015
*Union Bank of India, Ltd.	266,291	132,723
United Breweries, Ltd.	7,765	161,095
*United Spirits, Ltd.	49,918	563,453
UPL, Ltd.	368,237	3,964,054
*Usha Martin, Ltd.	74,108	146,825
*VA Tech Wabag, Ltd.	21,924	83,503
Vaibhav Global, Ltd.	5,700	34,897
Vakrangee, Ltd.	24,456	11,165
*Valiant Organics, Ltd.	2,559	29,792
Vardhman Textiles, Ltd.	61,130	348,863
*Varroc Engineering, Ltd.	8,988	52,258
Varun Beverages, Ltd.	49,572	702,669
Vedanta, Ltd.	480,013	2,564,193
Venky’s India, Ltd.	4,313	121,241
Vesuvius India, Ltd.	4,919	65,256
V-Guard Industries, Ltd.	74,966	207,562
Vimta Labs, Ltd.	7,179	32,663
Vinati Organics, Ltd.	8,159	223,997
Vindhya Telelinks, Ltd.	3,334	46,979
Visaka Industries, Ltd.	3,961	29,663
*Vodafone Idea, Ltd.	2,157,906	268,177
Voltamp Transformers, Ltd.	2,690	66,062
Voltas, Ltd.	36,000	594,117
VRL Logistics, Ltd.	15,656	116,597
VST Industries, Ltd.	1,976	83,350
VST Tillers Tractors, Ltd.	1,815	66,331
Welspun Corp., Ltd.	52,227	140,299
Welspun Enterprises, Ltd.	11,525	13,411
Welspun India, Ltd.	167,092	181,644
West Coast Paper Mills, Ltd.	21,076	96,016
*Westlife Development, Ltd.	9,231	57,559
Wheels India, Ltd.	7,065	57,880
Wipro, Ltd.	148,803	990,430
*Wockhardt, Ltd.	10,989	39,612
*Wonderla Holidays, Ltd.	9,871	30,604
*Yes Bank, Ltd.	370,586	66,174
Zee Entertainment Enterprises, Ltd.	625,283	2,029,813
*Zee Media Corp., Ltd.	276,233	77,512
Zensar Technologies, Ltd.	66,700	281,921
Zydus Lifesciences, Ltd.	106,901	492,394
Zydus Wellnes, Ltd.	4,730	105,744

TOTAL INDIA		245,091,587

INDONESIA (0.7%)
*ABM Investama TBK PT	150,900	28,729

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDONESIA (Continued)
Ace Hardware Indonesia TBK PT	3,099,900	$223,453
Adaro Energy Indonesia TBK PT	15,078,500	3,473,973
*Adhi Karya Persero TBK PT	461,787	22,935
*Adi Sarana Armada TBK PT	416,600	73,279
*Agung Semesta Sejahtera TBK PT	358,500	1,236
AKR Corporindo TBK PT	3,200,000	236,187
*Alam Sutera Realty TBK PT	5,254,900	57,635
*Aneka Tambang TBK	2,901,820	520,434
<*»Armidian Karyatama TBK PT	230,900	149
Arwana Citramulia TBK PT	1,279,400	92,224
Astra Agro Lestari TBK PT	221,488	190,977
Astra International TBK PT	2,993,100	1,563,960
Astra Otoparts TBK PT	247,500	19,548
*Asuransi Maximus Graha Persada TBK PT	245,400	2,708
Bank BTPN Syariah TBK PT	570,300	135,720
*Bank Bukopin TBK PT	6,969,782	102,886
*Bank Capital Indonesia TBK PT	1,039,200	12,401
Bank Central Asia TBK PT	4,745,500	2,659,667
*Bank China Construction Bank Indonesia TBK PT	1,768,600	11,590
Bank Mandiri Persero TBK PT	1,483,218	915,693
*Bank Mayapada International TBK PT	60,300	2,433
Bank Maybank Indonesia TBK PT	2,867,100	55,772
*Bank MNC Internasional TBK PT	1,158,500	12,147
Bank Negara Indonesia Persero TBK PT	1,499,720	954,330
*Bank Pan Indonesia TBK PT	1,625,400	113,241
Bank Pembangunan Daerah Jawa Barat Dan Banten TBK PT	1,661,181	169,017
Bank Pembangunan Daerah Jawa Timur TBK PT	1,666,800	91,405
Bank Rakyat Indonesia Persero TBK PT	6,329,293	2,126,209
Bank Tabungan Negara Persero TBK PT	1,989,041	253,141
Barito Pacific TBK PT	10,195,400	597,785
*Bekasi Fajar Industrial Estate TBK PT	2,056,600	15,179
BISI International TBK PT	577,000	57,314
Blue Bird TBK PT	213,900	20,067
*Buana Lintas Lautan TBK PT	6,619,900	72,149
*Bukit Asam TBK PT	1,560,500	411,196
*Bumi Serpong Damai TBK PT	3,435,700	228,699
*Bumi Teknokultura Unggul TBK PT	2,300,800	7,935
*Capital Financial Indonesia TBK PT	183,000	7,321
Charoen Pokphand Indonesia TBK PT	1,124,000	399,296
Cikarang Listrindo TBK PT	440,700	20,976
Ciputra Development TBK PT	6,820,572	501,063
*Citra Marga Nusaphala Persada TBK PT	775,750	117,724
*Delta Dunia Makmur TBK PT	3,705,200	139,293
Dharma Satya Nusantara TBK PT	1,147,300	47,880
Elnusa TBK PT	1,952,600	39,329
Erajaya Swasembada TBK PT	4,163,100	150,764
*FKS Food Sejahtera TBK PT	2,240,600	26,893
Gajah Tunggal TBK PT	674,600	30,247
Gudang Garam TBK PT	185,600	393,041
<*»Hanson International TBK PT	19,060,700	—
Hexindo Adiperkasa TBK PT	24,900	10,434
Impack Pratama Industri TBK PT	154,800	40,363
Indah Kiat Pulp & Paper TBK PT	1,113,600	581,880
*Indika Energy TBK PT	1,022,000	189,638
Indo Tambangraya Megah TBK PT	237,600	465,465
Indocement Tunggal Prakarsa TBK PT	137,100	99,063

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDONESIA (Continued)
Indofood CBP Sukses Makmur TBK PT	279,300	$146,904
Indofood Sukses Makmur TBK PT	2,536,500	1,102,294
Indosat TBK PT	272,050	131,362
Industri Jamu Dan Farmasi Sido Muncul TBK PT	2,590,097	167,944
<*»Inovisi Infracom TBK PT	7,778	–
Integra Indocabinet TBK PT	911,100	43,993
<*»Inti Agri Resources TBK PT	473,600	306
*Intiland Development TBK PT	3,125,700	31,479
Japfa Comfeed Indonesia TBK PT	2,168,300	216,875
*Jasa Marga Persero TBK PT	540,526	150,260
Jaya Real Property TBK PT	932,000	31,630
Kalbe Farma TBK PT	6,635,000	750,597
*Kapuas Prima Coal TBK PT	1,985,300	11,777
*Kawasan Industri Jababeka TBK PT	5,953,389	69,813
*KMI Wire & Cable TBK PT	964,700	18,766
*Krakatau Steel Persero TBK PT	2,335,937	61,230
Link Net TBK PT	522,900	165,559
*Lippo Karawaci TBK PT	13,784,095	117,902
*Mahkota Group Tbk PT	166,700	10,292
*Malindo Feedmill TBK PT	473,600	20,908
*Map Aktif Adiperkasa PT	270,000	57,364
Matahari Department Store TBK PT	256,900	102,781
*Matahari Putra Prima Tbk PT	785,500	17,339
Mayora Indah TBK PT	2,753,725	332,415
*Medco Energi Internasional TBK PT	5,130,532	194,647
Media Nusantara Citra TBK PT	4,019,200	278,630
Medikaloka Hermina Tbk PT	836,000	80,734
*Mega Manunggal Property Tbk PT	277,700	11,206
*Merdeka Copper Gold TBK PT	1,058,127	386,844
Metrodata Electronics TBK PT	2,603,000	128,382
*Mitra Adiperkasa TBK PT	4,108,300	255,051
Mitra Keluarga Karyasehat TBK PT	972,400	169,702
*MNC Kapital Indonesia Tbk PT	1,234,700	17,886
*MNC Land TBK PT	12,382,500	75,165
*MNC Vision Networks TBK PT	8,030,700	56,504
Nippon Indosari Corpindo TBK PT	323,700	28,804
Pabrik Kertas Tjiwi Kimia TBK PT	371,800	169,268
*Pacific Strategic Financial TBK PT	553,200	41,785
*Pakuwon Jati TBK PT	6,862,500	265,089
*Paninvest TBK PT	148,100	7,355
*Perusahaan Gas Negara TBK PT	2,712,200	271,276
Perusahaan Perkebunan London Sumatra Indonesia TBK PT	1,560,700	148,566
<*»Pool Advista Indonesia TBK PT	91,300	59
*PP Persero TBK PT	1,351,454	87,164
Puradelta Lestari TBK PT	4,546,100	54,565
*Ramayana Lestari Sentosa TBK PT	1,111,824	51,385
<*»Rimo International Lestari TBK PT	3,756,500	2,429
Salim Ivomas Pratama TBK PT	1,950,400	67,942
Samudera Indonesia TBK PT	716,000	98,779
Sarana Menara Nusantara TBK PT	2,868,600	199,854
Sariguna Primatirta TBK PT	541,800	16,594
Sawit Sumbermas Sarana TBK PT	1,534,600	112,737
<*»Sekawan Intipratama TBK PT	1,471,800	—
Selamat Sempurna TBK PT	588,600	63,338
*Semen Baturaja Persero TBK PT	772,600	27,180

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDONESIA (Continued)
Semen Indonesia Persero TBK PT	566,300	$250,005
Siloam International Hospitals TBK PT	1,381,048	99,075
*Smartfren Telecom TBK PT	17,384,000	99,529
<*»Sri Rejeki Isman TBK PT	4,830,100	18,241
Steel Pipe Industry of Indonesia PT	504,000	11,195
Sumber Alfaria Trijaya TBK PT	1,422,600	167,803
*Summarecon Agung TBK PT	4,450,633	217,973
*Surya Citra Media TBK PT	7,898,500	138,389
*Surya Esa Perkasa TBK PT	1,801,500	154,091
*Surya Semesta Internusa TBK PT	1,861,600	48,540
Telkom Indonesia Persero TBK PT	915,700	291,821
Telkom Indonesia Persero TBK PT, Sponsored ADR	14,021	446,148
Tempo Scan Pacific TBK PT	559,300	56,713
*Timah TBK PT	1,442,756	184,612
<*»Tiphone Mobile Indonesia TBK PT	784,500	1,228
*Tower Bersama Infrastructure TBK PT	2,483,000	515,543
<*»Trada Alam Minera TBK PT	5,604,000	3,624
*Transcoal Pacific TBK PT	91,900	63,075
Tunas Baru Lampung TBK PT	1,787,300	98,014
Tunas Ridean TBK PT	537,500	50,424
Ultrajaya Milk Industry & Trading Co. TBK PT	244,200	26,194
Unilever Indonesia TBK PT	578,000	155,096
United Tractors TBK PT	706,524	1,475,479
Vale Indonesia TBK PT	786,700	396,145
*»Waskita Beton Precast TBK PT	3,253,600	21,321
*Waskita Karya Persero TBK PT	3,217,605	117,633
Wijaya Karya Bangunan Gedung TBK PT	497,000	6,240
Wijaya Karya Beton TBK PT	1,962,100	28,693
*Wijaya Karya Persero TBK PT	1,429,459	93,674
XL Axiata TBK PT	1,873,100	412,167

TOTAL INDONESIA		31,571,468

IRELAND (0.5%)
AIB Group PLC	276,117	606,466
*Bank of Ireland Group PLC	395,410	2,419,405
Cairn Homes PLC	226,964	275,352
CRH PLC	2,354	94,814
#CRH PLC, Sponsored ADR	214,884	8,505,109
*Dalata Hotel Group PLC	8,022	36,813
*Datalex PLC	12,482	9,876
FBD Holdings PLC	7,442	78,196
*Flutter Entertainment PLC	27,323	2,783,867
Glanbia PLC	23,203	278,561
*Glenveagh Properties PLC	136,503	165,317
*Irish Continental Group PLC	58,429	237,313
Kerry Group PLC, Class A	7,134	790,233
Kingspan Group PLC	31,458	2,955,607
*Permanent TSB Group Holdings PLC	11,387	18,019
Smurfit Kappa Group PLC	85,799	3,682,104

TOTAL IRELAND		22,937,052

ISRAEL (0.8%)
Afcon Holdings, Ltd.	936	53,725
AFI Properties, Ltd.	4,877	296,145
Africa Israel Residences, Ltd.	628	44,485

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ISRAEL (Continued)
*Airport City, Ltd.	17,649	$396,130
*Allot, Ltd.	3,308	19,522
Alrov Properties and Lodgings, Ltd.	2,753	178,631
Arad, Ltd.	3,170	44,189
Ashtrom Group, Ltd.	7,575	213,091
AudioCodes, Ltd.	10,767	253,348
Aura Investments, Ltd.	36,795	79,832
*Avgol Industries 1953, Ltd.	26,233	18,465
Azorim-Investment Development & Construction Co., Ltd.	21,656	112,766
Azrieli Group, Ltd.	1,037	89,687
Bank Hapoalim BM	105,498	984,402
Bank Leumi Le-Israel BM	360,244	3,805,603
*Bet Shemesh Engines Holdings 1997, Ltd.	1,841	54,014
*Bezeq The Israeli Telecommunication Corp., Ltd.	265,698	423,886
Big Shopping Centers, Ltd.	1,289	195,961
Blue Square Real Estate, Ltd.	1,707	153,054
*Brack Capital Properties NV	718	111,569
*Camtek, Ltd./Israel	5,451	160,273
Carasso Motors, Ltd.	22,350	143,870
*Cellcom Israel, Ltd.	27,071	157,976
*Cellcom Israel, Ltd.	11,977	71,622
*Ceragon Networks, Ltd.	16,269	31,074
*Clal Insurance Enterprises Holdings, Ltd.	18,795	418,698
Danel Adir Yeoshua, Ltd.	1,587	251,855
Delek Automotive Systems, Ltd.	16,516	234,774
#*Delek Group, Ltd.	15,198	2,493,268
Delta Galil Industries, Ltd.	7,386	495,119
Dor Alon Energy in Israel 1988, Ltd.	1,781	72,380
Duniec Brothers, Ltd.	1,288	82,795
Elbit Systems, Ltd.	1,800	385,866
Elbit Systems, Ltd.	2,679	583,896
Electra Consumer Products 1970, Ltd.	5,785	329,800
Electra Real Estate, Ltd.	6,214	105,087
#Electra, Ltd.	1,001	688,992
*Ellomay Capital, Ltd.	473	11,944
Energix-Renewable Energies, Ltd.	27,722	94,990
*Enlight Renewable Energy, Ltd.	112,519	244,161
*Equital, Ltd.	10,987	450,775
*Fattal Holdings 1998, Ltd.	1,043	151,196
First International Bank Of Israel, Ltd. (The)	19,943	843,322
FMS Enterprises Migun, Ltd.	1,293	44,809
Formula Systems 1985, Ltd.	5,389	524,135
Fox Wizel, Ltd.	6,803	1,007,761
Gav-Yam Lands Corp., Ltd.	25,963	287,486
*Gilat Satellite Networks, Ltd.	11,636	85,767
Hamat Group, Ltd.	4,852	46,871
Harel Insurance Investments & Financial Services, Ltd.	92,130	1,135,927
Hilan, Ltd.	5,686	332,153
ICL Group, Ltd.	64,027	706,653
IDI Insurance Co., Ltd.	3,256	107,866
Ilex Medical, Ltd.	656	26,856
Infinya, Ltd.	1,592	146,215
Inrom Construction Industries, Ltd.	40,501	175,261
Isracard, Ltd.	31,519	159,407
Israel Canada T.R, Ltd.	36,509	182,460

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ISRAEL (Continued)
Israel Discount Bank, Ltd., Class A	402,112	$2,394,705
Israel Land Development—Urban Renewal, Ltd.	3,565	65,015
Isras Investment Co., Ltd.	181	44,492
*Issta Lines, Ltd.	1,332	48,870
*Kamada, Ltd.	6,921	37,219
Kardan Real Estate Enterprise & Development, Ltd.	7,566	11,160
Kenon Holdings, Ltd.	7,066	408,327
Kerur Holdings, Ltd.	2,125	54,023
Klil Industries, Ltd.	429	35,472
Levinstein Properties, Ltd.	416	13,918
M Yochananof & Sons, Ltd.	621	37,057
Magic Software Enterprises, Ltd.	2,813	48,581
Malam—Team, Ltd.	2,725	78,466
Matrix IT, Ltd.	18,139	459,941
#Maytronics, Ltd.	19,155	342,222
Mediterranean Towers, Ltd.	10,551	33,375
Mega Or Holdings, Ltd.	2,452	94,439
*Mehadrin, Ltd.	269	14,680
#Meitav Dash Investments, Ltd.	13,800	78,632
*Melisron, Ltd.	1	51
*Menora Mivtachim Holdings, Ltd.	16,867	422,489
Migdal Insurance & Financial Holdings, Ltd.	225,564	382,673
Mivne Real Estate KD, Ltd.	44,370	167,306
Mizrahi Tefahot Bank, Ltd.	34,941	1,301,823
*Naphtha Israel Petroleum Corp., Ltd.	24,518	195,979
*Neto Malinda Trading, Ltd.	244	12,486
Neto ME Holdings, Ltd.	1,295	99,793
#*Nice, Ltd., Sponsored ADR	1,960	404,564
*Nova, Ltd.	5,678	548,505
Novolog, Ltd.	27,439	27,919
Oil Refineries, Ltd.	977,915	438,102
One Software Technologies, Ltd.	12,208	202,581
*OPC Energy, Ltd.	12,546	138,731
Palram Industries 1990, Ltd.	3,542	49,491
*Partner Communications Co., Ltd.	81,126	645,794
*Paz Oil Co., Ltd.	5,472	849,404
*Perion Network, Ltd.	5,147	112,935
Phoenix Holdings, Ltd. (The)	94,331	1,192,988
Plasson Industries, Ltd.	1,869	110,466
Prashkovsky Investments and Construction, Ltd.	1,465	58,003
Rami Levy Chain Stores Hashikma Marketing, Ltd.	3,585	272,183
Rapac Communication & Infrastructure, Ltd.	1,408	13,926
Raval Ics, Ltd.	15,087	29,113
Scope Metals Group, Ltd.	4,129	210,679
Shapir Engineering and Industry, Ltd.	30,549	287,704
*Shikun & Binui, Ltd.	121,036	720,083
Shufersal, Ltd.	113,441	958,030
Strauss Group, Ltd.	9,128	244,484
Suny Cellular Communication, Ltd.	38,947	22,297
Tadiran Group, Ltd.	1,501	245,169
Tel Aviv Stock Exchange, Ltd.	11,222	53,229
Telsys, Ltd.	1,037	55,053
*Tera Light, Ltd.	16,867	33,718
*Teva Pharmaceutical Industries, Ltd., Sponsored ADR	228,304	1,988,528
Tiv Taam Holdings 1, Ltd.	12,390	32,885
*Tower Semiconductor, Ltd.	4,323	208,265

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ISRAEL (Continued)
*Tower Semiconductor, Ltd.	25,930	$1,252,419
Victory Supermarket Chain, Ltd.	1,184	18,687
Vitania, Ltd.	3,757	34,247
YD More Investments, Ltd.	2,958	11,490
YH Dimri Construction & Development, Ltd.	1,823	165,249

TOTAL ISRAEL		39,521,980

ITALY (1.7%)
A2A SpA	786,111	1,353,434
ACEA SpA	29,021	501,180
*Aeffe SpA	11,360	20,948
Amplifon SpA	50,043	2,017,748
Anima Holding SpA	128,378	633,825
*Aquafil SpA	2,418	15,509
*Arnoldo Mondadori Editore SpA	71,829	147,764
Ascopiave SpA	6,261	23,184
Assicurazioni Generali SpA	151,026	2,883,787
*Atlantia SpA	29,130	701,583
*Autogrill SpA	42,682	320,416
Autostrade Meridionali SpA	305	12,066
Azimut Holding SpA	52,445	1,128,117
*Banca Carige SpA	18,971	15,751
Banca Generali SpA	27,698	926,861
Banca IFIS SpA	9,650	177,850
Banca Mediolanum SpA	67,964	500,171
*Banca Monte dei Paschi di Siena SpA	3,026	2,570
Banca Popolare di Sondrio SPA	379,329	1,521,462
Banca Profilo SpA	61,003	14,705
Banca Sistema SpA	22,699	48,611
Banco BPM SpA	1,336,328	4,267,351
Banco di Desio e della Brianza SpA	12,951	41,398
Be Shaping the Future SpA	49,166	175,313
BFF Bank SpA	52,093	326,986
*Biesse SpA	3,608	57,056
BPER Banca	484,932	821,086
Brembo SpA	59,880	606,437
*Brunello Cucinelli SpA	14,238	739,906
Buzzi Unicem SpA	40,887	765,626
Cairo Communication SpA	43,580	103,673
Carel Industries SpA	7,686	186,898
Cementir Holding NV	22,837	159,971
*CIR SpA-Compagnie Industriali	125,367	54,225
CNH Industrial NV	194,984	2,824,245
Credito Emiliano SpA	34,872	214,476
#*d’Amico International Shipping SA	132,518	18,034
Danieli & C Officine Meccaniche SpA	6,446	138,384
Danieli & C Officine Meccaniche SpA	15,806	248,118
Davide Campari-Milano NV	10,663	121,320
De’ Longhi SpA	10,342	253,556
DiaSorin SpA	8,023	1,058,409
*Elica SpA	6,888	24,452
Emak SpA	29,309	44,215
*Enav SpA	35,894	166,840
Enel SpA	443,812	2,911,271

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ITALY (Continued)
Eni SpA	342,537	$4,838,614
ERG SpA	27,559	956,516
Esprinet SpA	4,419	41,327
*Eurotech SpA	5,643	20,657
Ferrari NV	2,484	531,962
Ferrari NV	891	186,878
Fila SpA	6,803	68,395
#*Fincantieri SpA	66,621	40,939
FinecoBank Banca Fineco SpA, Class B	124,797	1,754,302
*FNM SpA	64,413	36,287
*Garofalo Health Care SpA	4,497	22,226
Gruppo MutuiOnline SpA	13,322	410,098
Hera SpA	366,684	1,375,582
*Illimity Bank SpA	14,964	195,908
*IMMSI SpA	154,940	72,410
Infrastrutture Wireless Italiane SpA	15,394	165,323
Interpump Group SpA	4,558	186,473
Intesa Sanpaolo SpA	1,362,698	2,810,184
Iren SpA	223,282	583,227
Italgas SpA	146,504	955,148
*Iveco Group NV	38,996	232,353
*Ivs Group SA	3,120	16,293
#*Juventus Football Club SpA	374,536	123,198
*Leonardo SpA	141,317	1,464,589
LU-VE SpA	1,368	31,028
#Maire Tecnimont SpA	57,102	169,394
Mediobanca Banca di Credito Finanziario SpA	332,967	3,376,353
#*Mfe-Mediaforeurope NV, Class A	318,509	196,735
#MFE-MediaForEurope NV, Class B	318,509	294,682
Moncler SpA	39,972	2,120,235
Orsero SpA	1,271	16,627
*OVS SpA	209,019	405,729
*Pharmanutra SpA	800	54,773
Piaggio & C SpA	132,641	334,433
Pirelli & C SpA	131,232	657,330
Poste Italiane SpA	114,819	1,135,944
*Prima Industrie SpA	2,367	40,053
Prysmian SpA	29,952	986,488
RAI Way SpA	25,222	149,404
Recordati Industria Chimica e Farmaceutica SpA	27,985	1,357,755
Reply SpA	6,131	913,916
Rizzoli Corriere Della Sera Mediagroup SpA	34,455	26,752
Sabaf SpA	3,400	87,698
SAES Getters SpA	765	17,917
#*Saipem SpA	240,569	274,600
*Salvatore Ferragamo SpA	20,288	355,716
*Saras SpA	216,134	203,386
*Servizi Italia SpA	5,016	9,393
Sesa SpA	2,640	386,290
Snam SpA	81,106	446,981
*Sogefi SpA	33,393	30,261
SOL SpA	11,072	195,530
#Stellantis NV	185,546	2,541,125
Stellantis NV	230,472	3,081,411
Stellantis NV	394,373	5,411,910
Technogym SpA	45,577	347,870

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ITALY (Continued)
Telecom Italia SpA, Class A	2,896,369	$849,743
Telecom Italia SpA, Sponsored ADR	48,868	138,296
Tenaris SA, Sponsored ADR	48,256	1,456,366
Terna—Rete Elettrica Nazionale	194,601	1,594,319
Tinexta SpA	10,198	258,847
*Tod’s SpA	646	25,897
UniCredit SpA	388,570	3,650,363
Unieuro SpA	4,908	82,792
Unipol Gruppo SpA	174,961	963,484
UnipolSai Assicurazioni SpA	195,106	552,441
Webuild SpA	30,099	51,599
Wiit SpA	1,490	40,240
Zignago Vetro SpA	9,750	120,138

TOTAL ITALY		81,827,921

JAPAN (13.6%)
&Do Holdings Co., Ltd.	1,400	9,768
77 Bank, Ltd. (The)	28,600	356,507
A&A Material Corp.	1,800	12,018
A&D HOLON Holdings Co., Ltd.	15,300	103,094
ABC-Mart, Inc.	1,500	62,056
Achilles Corp.	5,500	55,187
AD Works Group Co., Ltd.	8,180	9,344
Adastria Co., Ltd.	19,680	324,456
ADEKA Corp.	44,500	859,362
Ad-sol Nissin Corp.	2,600	31,547
Advan Group Co., Ltd.	5,700	36,076
Advance Create Co., Ltd.	2,600	18,603
Advantage Risk Management Co., Ltd.	2,100	8,202
Advantest Corp.	28,100	1,949,822
Adventure, Inc.	600	42,096
Aeon Co., Ltd.	86,205	1,642,459
Aeon Delight Co., Ltd.	10,000	214,418
Aeon Fantasy Co., Ltd.	5,400	89,069
Aeon Hokkaido Corp.	9,100	72,836
Aeon Mall Co., Ltd.	22,380	272,236
Aeria, Inc.	8,800	25,811
AFC-HD AMS Life Science Co., Ltd.	4,900	28,138
AGC, Inc.	52,700	1,989,063
Agro-Kanesho Co., Ltd.	800	7,249
Ahresty Corp.	14,600	40,793
Ai Holdings Corp.	7,100	93,709
Aica Kogyo Co., Ltd.	21,200	491,710
Aichi Bank, Ltd. (The)	3,700	131,653
Aichi Steel Corp.	5,000	87,025
Aichi Tokei Denki Co., Ltd.	4,200	49,858
Aiming, Inc.	5,800	14,639
Ain Holdings, Inc.	12,600	567,953
Air Water, Inc.	127,200	1,689,651
Airport Facilities Co., Ltd.	9,700	40,429
*Airtrip Corp.	13,500	333,436
Aisan Industry Co., Ltd.	21,700	118,248
Aisin Corp.	49,262	1,437,252
AIT Corp.	1,100	13,381

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Ajinomoto Co., Inc.	90,100	$2,354,033
Ajis Co., Ltd.	1,600	27,848
Akatsuki, Inc.	4,600	107,402
*Akebono Brake Industry Co., Ltd.	38,000	45,168
Akita Bank, Ltd. (The)	7,200	92,973
Albis Co., Ltd.	2,100	36,340
Alconix Corp.	13,700	149,203
Alfresa Holdings Corp.	49,600	677,999
Alinco, Inc.	9,000	59,254
Alleanza Holdings Co., Ltd.	4,900	37,745
Alpen Co., Ltd.	10,000	152,439
Alpha Corp.	2,600	19,606
*AlphaPolis Co., Ltd.	400	10,266
Alps Alpine Co., Ltd.	116,600	1,039,464
Alps Logistics Co., Ltd.	5,100	42,238
Altech Corp.	7,110	106,628
Amada Co., Ltd.	104,400	817,086
Amano Corp.	19,400	375,692
Amiyaki Tei Co., Ltd.	2,300	51,517
*ANA Holdings, Inc.	11,200	212,096
Anabuki Kosan, Inc.	1,900	33,084
Anest Iwata Corp.	9,000	57,170
Anicom Holdings, Inc.	11,100	52,861
Anritsu Corp.	124,900	1,583,905
AOKI Holdings, Inc.	15,800	74,634
Aoyama Trading Co., Ltd.	20,500	104,589
Aoyama Zaisan Networks Co., Ltd.	7,600	71,507
Aozora Bank, Ltd.	36,300	729,586
Apaman Co., Ltd.	3,400	12,492
Arakawa Chemical Industries, Ltd.	6,500	52,076
Arata Corp.	8,200	227,215
Arcland Sakamoto Co., Ltd.	3,300	39,454
Arcland Service Holdings Co., Ltd.	5,000	86,717
Arcs Co., Ltd.	19,400	305,465
Ardepro Co., Ltd.	22,200	7,539
Arealink Co., Ltd.	3,200	37,024
Argo Graphics, Inc.	2,200	52,300
ARTERIA Networks Corp.	5,900	60,658
#ArtSpark Holdings, Inc.	11,600	76,283
As One Corp.	2,800	149,768
Asahi Co., Ltd.	11,800	121,042
Asahi Group Holdings, Ltd.	51,200	1,921,778
Asahi Holdings, Inc.	40,400	643,918
Asahi Intecc Co., Ltd.	22,200	435,227
Asahi Kasei Corp.	501,700	4,149,209
Asahi Kogyosha Co., Ltd.	3,800	46,136
Asahi Net, Inc.	8,800	39,599
ASAHI YUKIZAI CORP.	6,000	87,481
Asanuma Corp.	3,600	141,433
Ascentech KK	900	4,995
Ashimori Industry Co., Ltd.	3,300	23,535
Asia Pile Holdings Corp.	11,800	38,890
Asics Corp.	22,900	365,523
ASKA Pharmaceutical Holdings Co., Ltd.	11,400	104,620
ASKUL Corp.	15,700	192,918
Astellas Pharma, Inc.	52,900	807,627

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Astena Holdings Co., Ltd.	19,500	$65,472
Asti Corp.	800	10,355
Atled Corp.	700	10,854
*Atrae, Inc.	3,000	42,212
Aucnet, Inc.	5,500	65,163
Autobacs Seven Co., Ltd.	30,900	326,744
Avant Corp.	6,000	53,952
Avantia Co., Ltd.	4,800	31,306
Avex, Inc.	10,700	115,787
#Awa Bank, Ltd. (The)	14,800	245,372
Axial Retailing, Inc.	9,600	250,818
Azbil Corp.	10,700	328,284
Bandai Namco Holdings, Inc.	16,100	1,100,879
Bando Chemical Industries, Ltd.	15,300	100,732
Bank of Iwate, Ltd. (The)	6,400	95,338
Bank of Kochi, Ltd. (The)	4,400	25,810
Bank of Kyoto, Ltd. (The)	16,500	720,824
Bank of Nagoya, Ltd. (The)	5,700	138,144
Bank of Saga, Ltd. (The)	5,901	65,359
Bank of the Ryukyus, Ltd.	19,600	122,840
Bank of Toyama, Ltd. The	700	10,854
Baroque Japan, Ltd.	8,400	50,701
Base Co., Ltd.	800	39,148
BayCurrent Consulting, Inc.	3,700	1,232,286
Beauty Garage, Inc.	1,200	25,739
Belc Co., Ltd.	6,000	254,708
Bell System24 Holdings, Inc.	16,300	188,464
Belluna Co., Ltd.	21,200	119,614
Benefit One, Inc.	20,200	310,577
Benesse Holdings, Inc.	34,900	613,632
#*Bengo4.com, Inc.	1,100	28,740
Bic Camera, Inc.	35,500	300,309
BIPROGY, Inc.	32,900	837,990
BML, Inc.	11,100	286,582
Bookoff Group Holdings, Ltd.	3,500	26,960
BP Castrol KK	3,500	34,173
#Br Holdings Corp.	16,900	38,089
*BrainPad, Inc.	5,600	49,793
Bridgestone Corp.	99,000	3,642,583
Broadleaf Co., Ltd.	56,900	162,057
Brother Industries, Ltd.	79,600	1,390,973
Bunka Shutter Co., Ltd.	27,500	207,163
Business Brain Showa-Ota, Inc.	1,400	14,955
Business Engineering Corp.	400	12,272
Calbee, Inc.	37,300	669,362
Can Do Co., Ltd.	200	3,566
Canon Electronics, Inc.	7,900	90,854
Canon Marketing Japan, Inc.	14,200	309,844
Canon, Inc.	48,600	1,123,472
Canon, Inc., Sponsored ADR	3,100	71,238
Capcom Co., Ltd.	37,600	996,882
Careerlink Co., Ltd.	700	7,634
#Carenet, Inc.	2,800	18,154
Carlit Holdings Co., Ltd.	8,000	39,827
Carta Holdings, Inc.	3,600	69,077

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
#Casa, Inc.	2,700	$16,609
Casio Computer Co., Ltd.	36,300	379,643
Cawachi, Ltd.	6,800	107,490
CDS Co., Ltd.	1,300	17,640
CE Holdings Co., Ltd.	5,000	17,791
#*CellSource Co., Ltd.	1,800	53,628
Central Automotive Products, Ltd.	1,500	24,255
Central Glass Co., Ltd.	17,200	317,422
Central Japan Railway Co.	6,400	810,621
Central Security Patrols Co., Ltd.	3,500	56,649
Central Sports Co., Ltd.	3,500	64,511
Ceres, Inc. Japan	1,900	21,338
Charm Care Corp. KK	5,000	50,401
Chiba Bank, Ltd. (The)	85,800	496,019
Chiba Kogyo Bank, Ltd. (The)	20,700	43,458
Chilled & Frozen Logistics Holdings Co., Ltd.	9,800	85,020
Chino Corp.	3,000	37,257
*Chiyoda Corp.	37,800	126,622
Chori Co., Ltd.	4,400	64,866
Chubu Electric Power Co., Inc.	45,800	463,798
Chubu Shiryo Co., Ltd.	9,500	75,012
Chuetsu Pulp & Paper Co., Ltd.	11,700	84,616
Chugai Pharmaceutical Co., Ltd.	23,500	707,938
Chugai Ro Co., Ltd.	2,700	30,801
Chugoku Bank, Ltd. (The)	71,800	529,799
Chugoku Electric Power Co., Inc. (The)	60,000	395,492
#Chugoku Marine Paints, Ltd.	20,100	148,004
Chukyo Bank, Ltd. (The)	4,300	54,663
CI Takiron Corp.	19,000	81,244
Citizen Watch Co., Ltd.	340,200	1,294,525
CKD Corp.	15,900	208,629
CK-San-Etsu Co., Ltd.	2,100	67,104
CMIC Holdings Co., Ltd.	7,700	89,148
CMK Corp.	59,200	239,889
Coca-Cola Bottlers Japan Holdings, Inc.	37,813	426,111
#Colowide Co., Ltd.	17,000	218,339
Computer Engineering & Consulting, Ltd.	12,800	117,864
COMSYS Holdings Corp.	18,000	376,088
Comture Corp.	8,400	183,483
Concordia Financial Group, Ltd.	333,824	1,216,154
CONEXIO Corp.	12,800	144,242
Core Corp.	2,800	31,013
Cosmo Energy Holdings Co., Ltd.	33,200	822,569
Cosmos Initia Co., Ltd.	2,200	6,962
Cosmos Pharmaceutical Corp.	4,200	391,926
Cota Co., Ltd.	3,080	33,995
CRE, Inc.	5,600	69,676
Create Medic Co., Ltd.	2,900	21,891
Create Restaurants Holdings, Inc.	40,100	251,321
Create SD Holdings Co., Ltd.	13,600	311,973
Creek & River Co., Ltd.	3,500	56,920
Cresco, Ltd.	4,000	58,413
CTI Engineering Co., Ltd.	7,100	125,165
CTS Co., Ltd.	10,400	69,355
Curves Holdings Co., Ltd.	14,500	85,505
CyberAgent, Inc.	94,200	1,007,728

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Cybernet Systems Co., Ltd.	6,500	$42,293
Cybozu, Inc.	9,400	94,537
Dai Nippon Toryo Co., Ltd.	11,300	68,379
Daicel Corp.	178,000	1,089,487
Dai-Dan Co., Ltd.	5,900	96,633
Daido Metal Co., Ltd.	20,900	90,337
Daido Steel Co., Ltd.	12,700	363,179
#Daifuku Co., Ltd.	11,300	702,107
Daihatsu Diesel Manufacturing Co., Ltd.	7,200	27,286
Daihen Corp.	9,000	259,108
#Daiho Corp.	5,400	185,891
DAI-Ichi Cutter Kogyo KK	2,900	30,486
Daiichi Jitsugyo Co., Ltd.	4,000	116,085
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	14,200	107,958
Dai-ichi Life Holdings, Inc.	65,100	1,308,683
Daiichi Sankyo Co., Ltd.	11,600	292,059
Daiken Corp.	6,500	105,557
Daiken Medical Co., Ltd.	4,400	17,490
Daiki Aluminium Industry Co., Ltd.	125,000	1,400,895
Daikin Industries, Ltd.	17,900	2,769,416
Daikokutenbussan Co., Ltd.	3,100	113,893
Daikyonishikawa Corp.	24,300	94,342
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,000	76,374
Daio Paper Corp.	38,500	460,895
Daiohs Corp.	2,300	18,462
Daiseki Co., Ltd.	13,260	480,516
Daiseki Eco. Solution Co., Ltd.	3,240	26,108
Daishi Hokuetsu Financial Group, Inc.	17,750	345,245
#Daishinku Corp.	11,800	106,561
Daisue Construction Co., Ltd.	3,600	36,178
Daito Bank, Ltd. (The)	4,200	21,266
Daito Pharmaceutical Co., Ltd.	8,180	164,345
Daito Trust Construction Co., Ltd.	12,900	1,246,589
Daitron Co., Ltd.	3,600	52,516
Daiwa House Industry Co., Ltd.	110,300	2,675,771
Daiwa Securities Group, Inc.	199,100	977,366
Daiwabo Holdings Co., Ltd.	59,000	770,060
DATA HORIZON Co., Ltd.	900	14,970
DCM Holdings Co., Ltd.	60,600	499,543
Dear Life Co., Ltd.	11,100	43,865
Denka Co., Ltd.	42,500	1,141,556
Densan System Holdings Co., Ltd.	1,700	34,496
Denso Corp.	19,600	1,203,745
Dentsu Group, Inc.	29,300	1,064,036
Denyo Co., Ltd.	6,900	85,744
Dexerials Corp.	49,200	1,097,468
DIC Corp.	40,900	781,318
Digital Arts, Inc.	4,400	248,935
Digital Garage, Inc.	10,500	350,108
#Digital Hearts Holdings Co., Ltd.	5,100	67,116
Digital Holdings, Inc.	7,800	88,921
Digital Information Technologies Corp.	3,200	29,589
Dip Corp.	12,300	404,430
Direct Marketing MiX, Inc.	3,500	43,196
Disco Corp.	1,900	470,747

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
#DKK-Toa Corp.	3,200	$22,278
DKS Co., Ltd.	5,300	106,483
DMG Mori Co., Ltd.	59,800	757,885
Double Standard, Inc.	2,000	28,296
Doutor Nichires Holdings Co., Ltd.	14,900	171,472
Dowa Holdings Co., Ltd.	35,100	1,500,880
*Dream Incubator, Inc.	1,200	18,163
*Drecom Co., Ltd.	2,400	9,262
DTS Corp.	18,800	413,408
Duskin Co., Ltd.	18,000	384,980
Dvx, Inc.	2,900	23,615
Dydo Group Holdings, Inc.	4,400	170,824
Dynic Corp.	2,100	11,703
Eagle Industry Co., Ltd.	14,900	119,375
Earth Corp.	6,600	280,179
East Japan Railway Co.	17,300	910,533
Ebara Corp.	13,100	608,691
Ebara Foods Industry, Inc.	2,400	53,442
Ebara Jitsugyo Co., Ltd.	4,700	86,230
Ebase Co., Ltd.	7,200	24,007
Eco’s Co., Ltd.	4,300	65,615
EDION Corp.	49,300	445,207
EF-ON, INC.	10,080	42,635
eGuarantee, Inc.	9,100	152,135
E-Guardian, Inc.	3,500	80,179
Ehime Bank, Ltd. (The)	13,100	93,528
Eidai Co., Ltd.	16,800	35,918
Eiken Chemical Co., Ltd.	6,300	83,734
Eisai Co., Ltd.	10,300	450,287
Elan Corp.	12,800	100,871
Elecom Co., Ltd.	20,300	244,741
Electric Power Development Co., Ltd.	32,400	446,888
Elematec Corp.	8,004	72,713
en Japan, Inc.	14,800	350,695
Endo Lighting Corp.	8,800	59,636
ENEOS Holdings, Inc.	1,344,968	4,735,832
#Enigmo, Inc.	8,600	34,185
Enomoto Co., Ltd.	2,700	31,572
Enshu, Ltd.	1,800	9,461
Entrust, Inc.	2,400	9,633
#eRex Co., Ltd.	8,600	131,961
ES-Con Japan, Ltd.	14,300	84,105
Escrow Agent Japan, Inc.	6,800	8,870
Eslead Corp.	3,600	46,764
ESPEC Corp.	6,300	84,318
Exedy Corp.	15,800	189,268
EXEO Group, Inc.	41,974	702,050
Ezaki Glico Co., Ltd.	14,500	416,332
F&M Co., Ltd.	1,800	19,756
FALCO HOLDINGS Co., Ltd.	3,900	63,455
Fancl Corp.	16,700	322,244
FANUC Corp.	1,500	233,463
Fast Retailing Co., Ltd.	4,500	2,089,534
FCC Co., Ltd.	34,200	343,425
#*FDK Corp.	5,200	29,179
Feed One Co., Ltd.	15,196	77,763

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Ferrotec Holdings Corp.	29,300	$541,856
*FFRI Security, Inc.	1,000	7,780
Fibergate, Inc. Japan	1,700	15,444
FIDEA Holdings Co., Ltd.	7,600	75,965
Financial Products Group Co., Ltd.	72,500	444,871
FINDEX, Inc.	4,200	20,293
First Bank of Toyama, Ltd. (The)	21,100	52,929
First Brothers Co., Ltd.	2,700	17,380
First Juken Co., Ltd.	3,300	28,400
First-corp., Inc.	1,800	10,962
Fixstars Corp.	7,800	49,728
FJ Next Holdings Co., Ltd.	9,100	70,027
Focus Systems Corp.	1,500	10,466
Food & Life Cos, Ltd.	29,400	704,592
Forval Corp.	3,700	25,074
FP Corp.	19,400	441,426
France Bed Holdings Co., Ltd.	14,300	97,129
Freebit Co., Ltd.	5,200	35,239
Freund Corp.	2,400	13,597
F-Tech, Inc.	9,500	39,229
FTGroup Co., Ltd.	4,600	36,854
Fudo Tetra Corp.	10,550	126,460
Fuji Co., Ltd.	10,800	184,724
#Fuji Corp.	6,800	58,784
Fuji Corp.	24,600	414,304
Fuji Corp., Ltd.	11,200	53,597
Fuji Die Co., Ltd.	3,700	18,734
Fuji Electric Co., Ltd.	30,500	1,353,620
Fuji Furukawa Engineering & Construction Co., Ltd.	1,600	31,751
Fuji Kyuko Co., Ltd.	7,200	229,237
Fuji Oil Co., Ltd.	21,300	45,704
Fuji Oil Holdings, Inc.	21,900	311,191
Fuji Pharma Co., Ltd.	9,700	70,901
Fuji Seal International, Inc.	23,400	312,096
Fuji Soft, Inc.	5,500	294,188
Fujibo Holdings, Inc.	5,100	126,358
Fujicco Co., Ltd.	8,300	130,048
FUJIFILM Holdings Corp.	15,800	874,756
Fujikura Composites, Inc.	6,800	36,005
Fujikura Kasei Co., Ltd.	10,700	36,586
Fujikura, Ltd.	222,800	1,067,913
Fujimak Corp.	1,400	8,018
Fujimi, Inc.	5,000	220,361
Fujimori Kogyo Co., Ltd.	8,900	246,612
Fujisash Co., Ltd.	38,500	21,395
*Fujita Kanko, Inc.	3,000	54,554
Fujitec Co., Ltd.	5,000	108,560
Fujitsu General, Ltd.	11,300	201,910
Fujitsu, Ltd.	21,350	3,079,073
Fujiya Co., Ltd.	3,700	68,568
#FuKoKu Co., Ltd.	6,500	47,210
Fukuda Corp.	2,900	102,964
Fukuda Denshi Co., Ltd.	3,200	185,242
#Fukui Bank, Ltd. (The)	10,600	111,023
Fukui Computer Holdings, Inc.	3,600	90,306

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Fukuoka Financial Group, Inc.	52,880	$968,950
Fukushima Galilei Co., Ltd.	5,100	148,796
Fukuyama Transporting Co., Ltd.	16,300	457,950
FULLCAST Holdings Co., Ltd.	7,900	152,439
Funai Soken Holdings, Inc.	18,160	305,563
Furukawa Battery Co., Ltd. (The)	7,400	68,939
Furukawa Co., Ltd.	14,700	143,982
Furukawa Electric Co., Ltd.	50,600	827,972
Furuno Electric Co., Ltd.	10,800	78,191
Furuya Metal Co., Ltd.	500	36,238
Furyu Corp.	7,700	61,571
Fuso Chemical Co., Ltd.	11,800	349,738
Fuso Pharmaceutical Industries, Ltd.	3,000	49,575
Futaba Industrial Co., Ltd.	37,100	113,110
Future Corp.	31,200	464,291
G-7 Holdings, Inc.	16,800	212,529
Gakken Holdings Co., Ltd.	11,400	77,871
Gakkyusha Co., Ltd.	2,400	29,843
Gecoss Corp.	7,400	44,779
Genki Sushi Co., Ltd.	1,800	34,636
Genky DrugStores Co., Ltd.	4,900	138,611
Geo Holdings Corp.	24,700	239,069
Geostr Corp.	6,900	16,403
Gift Holdings, Inc.	1,300	23,500
Giken, Ltd.	700	19,261
GL Sciences, Inc.	2,400	45,440
GLOBERIDE, Inc.	17,500	356,727
Glory, Ltd.	24,400	394,551
Glosel Co., Ltd.	4,200	13,388
GMO Financial Holdings, Inc.	15,300	95,418
GMO GlobalSign Holdings KK	1,300	55,789
GMO internet, Inc.	19,000	384,957
GMO Payment Gateway, Inc.	7,600	650,540
Godo Steel, Ltd.	4,400	44,353
Goldwin, Inc.	5,600	283,112
Golf Digest Online, Inc.	6,700	53,006
Good Com Asset Co., Ltd.	3,600	29,426
Grandy House Corp.	7,600	30,855
gremz, Inc.	1,800	22,701
GS Yuasa Corp.	47,000	822,391
GSI Creos Corp.	3,800	35,020
G-Tekt Corp.	14,900	144,101
Gunma Bank, Ltd. (The)	210,300	605,448
Gunze, Ltd.	6,400	185,736
H.U. Group Holdings, Inc.	34,600	775,536
H2O Retailing Corp.	39,625	259,049
HABA Laboratories, Inc.	1,500	23,514
Hachijuni Bank, Ltd. (The)	181,900	600,905
Hagihara Industries, Inc.	3,600	28,537
Hagiwara Electric Holdings Co., Ltd.	3,200	46,533
Hakudo Co., Ltd.	5,000	96,326
Hakuhodo DY Holdings, Inc.	43,100	512,303
#Hakuto Co., Ltd.	31,300	556,616
Halows Co., Ltd.	5,200	124,421
Hamakyorex Co., Ltd.	10,300	232,299
Hamamatsu Photonics KK	8,600	388,978

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Handsman Co., Ltd.	1,000	$8,575
Hankyu Hanshin Holdings, Inc.	41,900	1,110,887
Hanwa Co., Ltd.	16,700	410,540
Happinet Corp.	6,100	71,565
Hard Off Corp. Co., Ltd.	3,900	24,533
Harima Chemicals Group, Inc.	6,500	39,183
*Haruyama Holdings, Inc.	4,000	14,418
Haseko Corp.	242,300	2,661,260
Hazama Ando Corp.	112,220	783,011
Heiwa Corp.	26,400	397,956
Heiwa Real Estate Co., Ltd.	10,100	317,671
Heiwado Co., Ltd.	15,800	238,415
#*Hennge KK	800	6,397
Hikari Tsushin, Inc.	3,800	447,283
Himaraya Co., Ltd.	1,300	9,352
Hino Motors, Ltd.	97,000	504,616
Hioki EE Corp.	2,600	157,533
Hirakawa Hewtech Corp.	5,200	44,511
Hirata Corp.	1,700	62,982
Hirogin Holdings, Inc.	149,900	742,789
Hirose Electric Co., Ltd.	735	94,400
Hiroshima Gas Co., Ltd.	14,400	36,011
Hisamitsu Pharmaceutical Co., Inc.	8,200	226,266
Hitachi Construction Machinery Co., Ltd.	27,400	624,938
*Hitachi Metals, Ltd.	19,610	306,955
Hitachi Transport System, Ltd.	14,000	922,816
Hitachi Zosen Corp.	170,300	926,686
Hitachi, Ltd.	163,500	7,662,643
Hito Communications Holdings, Inc.	3,400	40,991
Hochiki Corp.	6,300	58,497
Hodogaya Chemical Co., Ltd.	2,800	78,342
Hogy Medical Co., Ltd.	8,300	208,205
Hokkaido Electric Power Co., Inc.	63,100	235,237
Hokkaido Gas Co., Ltd.	4,400	51,247
Hokkan Holdings, Ltd.	4,700	45,346
Hokko Chemical Industry Co., Ltd.	9,200	71,862
Hokkoku Financial Holdings, Inc.	10,700	308,876
#Hokuetsu Corp.	66,900	343,898
Hokuetsu Industries Co., Ltd.	13,700	93,582
Hokuhoku Financial Group, Inc.	57,800	392,590
Hokuriku Electric Industry Co., Ltd.	4,100	37,089
#Hokuriku Electric Power Co.	52,300	207,892
Hokuto Corp.	11,800	185,707
Honda Motor Co., Ltd., Sponsored ADR	84,087	2,207,284
Honda Motor Co., Ltd.	109,300	2,884,352
Honda Tsushin Kogyo Co., Ltd.	6,500	23,981
H-One Co., Ltd.	10,200	46,764
Honeys Holdings Co., Ltd.	7,200	59,296
Hoosiers Holdings	16,300	82,028
Horiba, Ltd.	16,400	805,063
Hoshizaki Corp.	400	25,471
Hosokawa Micron Corp.	6,200	118,344
Hotland Co., Ltd.	2,900	30,509
House Foods Group, Inc.	6,600	154,863
Howa Machinery, Ltd.	6,400	38,975

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Hoya Corp.	35,200	$3,529,237
*HPC Systems, Inc.	800	12,022
Hulic Co., Ltd.	41,496	351,672
Hyakugo Bank, Ltd. (The)	115,100	305,607
Hyakujushi Bank, Ltd. (The)	11,800	153,921
Ibiden Co., Ltd.	14,900	568,123
IBJ, Inc.	8,000	44,520
Ichigo, Inc.	129,300	289,418
Ichiken Co., Ltd.	3,500	49,464
Ichikoh Industries, Ltd.	24,000	70,022
Ichinen Holdings Co., Ltd.	13,300	130,577
Ichiyoshi Securities Co., Ltd.	15,300	67,549
ID Holdings Corp.	6,700	43,543
IDEA Consultants, Inc.	800	11,145
Idec Corp.	13,500	240,803
Idemitsu Kosan Co., Ltd.	76,241	2,003,710
IDOM, Inc.	50,100	251,351
Ihara Science Corp.	3,600	55,656
IHI Corp.	120,100	2,747,580
Iida Group Holdings Co., Ltd.	20,116	322,639
Iino Kaiun Kaisha, Ltd.	67,900	388,344
IJTT Co., Ltd.	10,900	43,496
Ikegami Tsushinki Co., Ltd.	3,300	15,741
I’ll, Inc.	1,800	19,186
IMAGICA GROUP, Inc.	9,800	52,570
*Impact HD, Inc.	800	19,450
Imuraya Group Co., Ltd.	1,500	26,038
Inaba Denki Sangyo Co., Ltd.	12,000	236,925
Inaba Seisakusho Co., Ltd.	4,100	40,443
Inabata & Co., Ltd.	20,200	331,626
Inageya Co., Ltd.	11,000	113,770
I-Net Corp.	7,230	68,528
Infocom Corp.	12,200	209,517
Infomart Corp.	84,300	426,185
Information Services International-Dentsu, Ltd.	11,000	316,687
INFRONEER Holdings, Inc.	104,004	761,808
Innotech Corp.	5,100	53,299
Inpex Corp.	215,100	2,543,479
Insource Co., Ltd.	8,600	148,356
Intage Holdings, Inc.	19,700	240,244
Intelligent Wave, Inc.	1,900	8,388
Inter Action Corp.	1,300	19,596
Internet Initiative Japan, Inc.	31,200	989,750
#Inui Global Logistics Co., Ltd.	2,000	25,795
I-PEX, Inc.	5,300	58,212
IPS, Inc.	900	15,046
IR Japan Holdings, Ltd.	3,500	112,380
Iriso Electronics Co., Ltd.	4,900	115,541
I’rom Group Co., Ltd.	800	12,226
ISB Corp.	4,000	33,807
Iseki & Co., Ltd.	8,700	82,729
Isetan Mitsukoshi Holdings, Ltd.	94,600	703,148
Ishihara Sangyo Kaisha, Ltd.	20,100	158,554
Ishii Iron Works Co., Ltd.	500	11,280
Ishizuka Glass Co., Ltd.	1,100	14,849
Isuzu Motors, Ltd.	164,200	1,922,595

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Itfor, Inc.	13,500	$84,297
ITmedia, Inc.	2,600	34,055
Ito En, Ltd.	9,800	403,921
ITOCHU Corp.	252,100	7,650,951
Itochu Enex Co., Ltd.	34,500	284,926
Itochu Techno-Solutions Corp.	18,500	436,226
Itochu-Shokuhin Co., Ltd.	2,100	79,909
Itoham Yonekyu Holdings, Inc.	61,968	313,284
Itoki Corp.	17,000	46,187
*Itokuro, Inc.	1,300	4,345
IwaiCosmo Holdings, Inc.	7,900	77,195
Iwaki Co., Ltd.	1,300	11,088
Iwasaki Electric Co., Ltd.	3,700	66,255
Iwatani Corp.	22,900	917,343
Iyo Bank, Ltd. (The)	118,543	577,344
Izumi Co., Ltd.	15,800	341,829
J Front Retailing Co., Ltd.	137,900	1,035,634
J Trust Co., Ltd.	23,700	57,439
JAC Recruitment Co., Ltd.	7,200	101,865
*Jalux, Inc.	3,000	59,162
*Jamco Corp.	3,400	20,732
JANOME Corp.	10,500	55,434
*Japan Airlines Co., Ltd.	35,900	596,024
*Japan Airport Terminal Co., Ltd.	3,400	141,710
Japan Aviation Electronics Industry, Ltd.	33,600	472,516
Japan Best Rescue System Co., Ltd.	5,100	40,230
Japan Cash Machine Co., Ltd.	9,600	53,202
#*Japan Communications, Inc.	41,000	57,595
*Japan Display, Inc.	178,700	92,412
Japan Electronic Materials Corp.	4,400	66,428
Japan Elevator Service Holdings Co., Ltd.	21,900	289,724
Japan Exchange Group, Inc.	98,400	1,482,152
*Japan Hospice Holdings, Inc.	700	9,379
Japan Investment Adviser Co., Ltd.	4,500	41,228
Japan Lifeline Co., Ltd.	22,600	189,264
Japan Material Co., Ltd.	25,800	393,293
Japan Medical Dynamic Marketing, Inc.	10,700	131,066
Japan Oil Transportation Co., Ltd.	1,600	31,874
Japan Post Holdings Co., Ltd.	92,300	649,363
Japan Post Insurance Co., Ltd.	16,000	259,957
Japan Property Management Center Co., Ltd.	6,000	46,125
Japan Pulp & Paper Co., Ltd.	6,900	202,377
Japan Steel Works, Ltd. (The)	46,900	1,332,140
Japan Tobacco, Inc.	213,300	3,660,640
Japan Transcity Corp.	13,100	60,060
Japan Wool Textile Co., Ltd. (The)	29,300	219,366
JBCC Holdings, Inc.	5,600	64,748
JCR Pharmaceuticals Co., Ltd.	15,700	294,224
JCU Corp.	14,200	363,878
JDC Corp.	4,800	19,821
Jeol, Ltd.	5,700	261,771
JFE Holdings, Inc.	132,932	1,636,512
JFE Systems, Inc.	1,700	31,478
JGC Holdings Corp.	93,600	1,065,607
#*JIG-SAW, Inc.	2,200	92,884

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Jimoto Holdings, Inc.	9,350	$44,022
JINS Holdings, Inc.	5,900	194,450
JK Holdings Co., Ltd.	7,000	58,135
J-Lease Co., Ltd.	2,100	23,908
JM Holdings Co., Ltd.	6,300	78,823
JMS Co., Ltd.	6,200	28,186
#*Joban Kosan Co., Ltd.	2,100	20,342
J-Oil Mills, Inc.	9,800	120,042
Joshin Denki Co., Ltd.	11,300	173,564
Joyful Honda Co., Ltd.	12,600	151,616
JP-Holdings, Inc.	17,100	28,113
JSB Co., Ltd.	1,300	34,768
JSP Corp.	5,300	61,730
JSR Corp.	18,200	499,390
JTEKT Corp.	86,100	602,753
Juki Corp.	89,100	599,685
Juroku Financial Group, Inc.	13,200	222,106
Justsystems Corp.	6,400	280,086
JVCKenwood Corp.	129,500	184,914
Kadokawa Corp.	7,800	197,167
Kaga Electronics Co., Ltd.	8,400	199,691
Kagome Co., Ltd.	9,000	225,764
Kajima Corp.	120,500	1,348,603
Kakaku.com, Inc.	19,300	408,613
Kaken Pharmaceutical Co., Ltd.	15,400	467,729
Kakiyasu Honten Co., Ltd.	2,300	42,180
Kameda Seika Co., Ltd.	4,300	139,893
Kamei Corp.	10,900	87,833
Kamigumi Co., Ltd.	26,800	457,147
Kanaden Corp.	9,000	65,715
Kanagawa Chuo Kotsu Co., Ltd.	3,000	77,339
Kanamic Network Co., Ltd.	7,600	29,682
Kanamoto Co., Ltd.	19,300	289,440
Kandenko Co., Ltd.	42,500	270,299
Kaneka Corp.	23,300	626,741
Kaneko Seeds Co., Ltd.	2,800	38,750
Kanematsu Corp.	49,000	509,061
Kanematsu Electronics, Ltd.	6,200	185,675
Kansai Electric Power Co., Inc. (The)	61,300	539,379
Kansai Paint Co., Ltd.	16,000	222,414
Kansai Super Market, Ltd.	5,400	55,475
Kanto Denka Kogyo Co., Ltd.	39,000	295,902
Kao Corp.	38,100	1,538,292
*Kasai Kogyo Co., Ltd.	15,000	31,375
Katakura & Co-op Agri Corp.	1,800	18,158
Katitas Co., Ltd.	14,400	338,438
Kato Sangyo Co., Ltd.	9,700	252,308
Kato Works Co., Ltd.	3,200	19,092
KAWADA TECHNOLOGIES, Inc.	1,900	52,281
Kawai Musical Instruments Manufacturing Co., Ltd.	2,600	59,401
Kawasaki Heavy Industries, Ltd.	96,900	1,726,190
#Kawasaki Kisen Kaisha, Ltd.	10,500	555,148
Kawata Manufacturing Co., Ltd.	1,100	8,422
KDDI Corp.	355,400	11,891,471
KeePer Technical Laboratory Co., Ltd.	6,600	136,269
Keihan Holdings Co., Ltd.	18,900	405,688

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Keihanshin Building Co., Ltd.	6,900	$71,950
Keihin Co., Ltd./Minato-Ku Tokyo Japan	2,900	31,762
Keikyu Corp.	36,200	366,303
Keio Corp.	6,400	246,743
Keisei Electric Railway Co., Ltd.	9,000	221,943
Keiyo Bank, Ltd. (The)	52,800	202,952
Keiyo Co., Ltd.	16,200	114,410
Kenko Mayonnaise Co., Ltd.	6,200	66,374
Kewpie Corp.	52,100	880,665
Keyence Corp.	2,808	1,145,437
KFC Holdings Japan, Ltd.	6,000	131,985
KFC, Ltd.	2,200	29,105
KH Neochem Co., Ltd.	18,500	352,837
Kikkoman Corp.	8,600	485,891
Kimura Chemical Plants Co., Ltd.	2,900	18,287
Kimura Unity Co., Ltd.	2,800	30,494
Kinki Sharyo Co., Ltd. (The)	2,500	23,001
*Kintetsu Department Store Co., Ltd.	900	17,749
Kintetsu Group Holdings Co., Ltd.	11,900	343,057
Kintetsu World Express, Inc.	23,400	560,798
Kirin Holdings Co., Ltd.	68,840	1,009,806
Ki-Star Real Estate Co., Ltd.	5,200	217,536
Kitagawa Corp.	4,400	42,451
Kita-Nippon Bank, Ltd. (The)	3,100	37,111
Kitano Construction Corp.	1,800	29,731
Kitanotatsujin Corp.	26,100	34,650
Kito Corp.	13,800	179,690
Kitz Corp.	37,400	191,388
Kiyo Bank, Ltd. (The)	27,000	297,800
*KLab, Inc.	16,200	55,517
Koa Corp.	14,900	176,762
Koa Shoji Holdings Co., Ltd.	4,200	28,106
Koatsu Gas Kogyo Co., Ltd.	18,300	92,376
Kobayashi Pharmaceutical Co., Ltd.	700	48,032
Kobe Bussan Co., Ltd.	27,700	684,162
*Kobe Electric Railway Co., Ltd.	1,500	37,512
Kobe Steel, Ltd.	189,520	826,480
Kohnan Shoji Co., Ltd.	16,100	465,379
Kohsoku Corp.	4,000	47,422
Koito Manufacturing Co., Ltd.	16,400	605,696
Kojima Co., Ltd.	19,400	95,383
Kokusai Co., Ltd.	3,100	14,715
Kokusai Pulp & Paper Co., Ltd.	5,800	13,251
KOMAIHALTEC, Inc.	1,200	17,959
Komatsu, Ltd.	88,900	2,004,298
KOMEDA Holdings Co., Ltd.	19,400	335,113
Komehyo Holdings Co., Ltd.	3,600	49,015
Komeri Co., Ltd.	19,800	419,046
Konaka Co., Ltd.	10,000	26,088
Konami Holdings Corp.	14,600	906,020
Kondotec, Inc.	6,500	54,334
#Konica Minolta, Inc.	566,700	1,985,812
Konishi Co., Ltd.	12,200	143,978
Konoike Transport Co., Ltd.	12,500	111,338
Konoshima Chemical Co., Ltd.	4,600	52,867

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
*Kosaido Holdings Co., Ltd.	8,200	$50,759
Kose Corp.	1,100	114,109
*Kotobukiya Co., Ltd.	300	10,281
Krosaki Harima Corp.	2,900	90,653
KRS Corp.	6,400	52,510
K’s Holdings Corp.	85,520	851,504
KU Holdings Co., Ltd.	4,600	37,990
Kubota Corp., ADR	371	31,420
Kubota Corp.	41,700	714,043
Kumagai Gumi Co., Ltd.	22,600	473,944
Kumiai Chemical Industry Co., Ltd.	19,170	130,059
Kurabo Industries, Ltd.	7,600	104,767
Kuraray Co., Ltd.	290,900	2,339,594
Kureha Corp.	8,900	672,515
Kurimoto, Ltd.	3,400	41,962
Kurita Water Industries, Ltd.	17,800	614,812
Kuriyama Holdings Corp.	8,400	63,733
Kusuri no Aoki Holdings Co., Ltd.	7,800	346,774
KYB Corp.	11,100	252,397
Kyoden Co., Ltd.	11,300	45,005
Kyodo Printing Co., Ltd.	2,600	54,083
Kyoei Steel, Ltd.	9,400	97,149
Kyokuto Boeki Kaisha, Ltd.	2,700	45,160
Kyokuto Kaihatsu Kogyo Co., Ltd.	13,200	133,569
Kyokuto Securities Co., Ltd.	10,000	53,952
Kyokuyo Co., Ltd.	3,200	80,642
KYORIN Holdings, Inc.	18,400	268,558
Kyoritsu Printing Co., Ltd.	13,500	14,067
Kyosan Electric Manufacturing Co., Ltd.	14,700	49,696
Kyowa Electronic Instruments Co., Ltd.	7,400	20,562
Kyowa Kirin Co., Ltd.	1,600	33,751
Kyudenko Corp.	24,100	547,626
Kyushu Electric Power Co., Inc.	96,600	607,664
Kyushu Financial Group, Inc.	176,650	542,657
Kyushu Railway Co.	18,900	372,573
LAC Co., Ltd.	4,700	29,783
Lacto Japan Co., Ltd.	2,200	33,859
#*Laox Co., Ltd.	5,400	7,002
Lasertec Corp.	11,000	1,504,052
Lawson, Inc.	22,700	835,744
LEC, Inc.	14,000	94,551
Life Corp.	9,300	213,047
LIFULL Co., Ltd.	17,700	31,012
LIKE, Inc.	2,500	41,757
Linical Co., Ltd.	5,500	34,513
Link And Motivation, Inc.	11,500	40,830
Lintec Corp.	20,100	375,440
Lion Corp.	40,700	420,634
LITALICO, Inc.	5,900	124,184
Lixil Corp.	58,200	1,030,494
Loadstar Capital KK	1,200	13,967
*Locondo, Inc.	1,500	11,763
Lonseal Corp.	400	4,393
Look Holdings, Inc.	3,000	35,682
*M&A Capital Partners Co., Ltd.	6,300	197,179
M3, Inc.	24,000	778,388

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Mabuchi Motor Co., Ltd.	21,200	$570,253
Macnica Fuji Electronics Holdings, Inc.	26,850	563,900
Macromill, Inc.	20,600	190,959
Maeda Kosen Co., Ltd.	12,000	276,289
Maezawa Industries, Inc.	6,000	29,315
Makino Milling Machine Co., Ltd.	10,600	326,034
Makita Corp.	16,500	492,988
*Management Solutions Co., Ltd.	4,700	169,775
Mandom Corp.	7,700	76,964
Mani, Inc.	8,300	95,518
MarkLines Co., Ltd.	4,400	91,389
Marubeni Corp.	146,700	1,610,688
#Marubun Corp.	8,900	46,025
Marudai Food Co., Ltd.	8,500	99,460
Marufuji Sheet Piling Co., Ltd.	300	4,427
Maruha Nichiro Corp.	26,500	490,074
Marui Group Co., Ltd.	36,800	637,098
MARUKA FURUSATO Corp.	6,470	171,039
Marumae Co., Ltd.	2,400	40,401
Marusan Securities Co., Ltd.	25,500	97,229
Maruwa Co., Ltd./Aichi	4,100	484,494
#Maruwa Unyu Kikan Co., Ltd.	20,800	244,186
Maruyama Manufacturing Co., Inc.	1,400	16,717
Maruzen CHI Holdings Co., Ltd.	6,600	19,460
Maruzen Showa Unyu Co., Ltd.	6,200	152,177
Marvelous, Inc.	15,500	91,641
Matching Service Japan Co., Ltd.	1,600	10,040
Matsuda Sangyo Co., Ltd.	10,200	181,232
Matsui Securities Co., Ltd.	38,800	241,077
MatsukiyoCocokara & Co.	23,330	775,206
Matsuoka Corp.	700	5,927
Matsuyafoods Holdings Co., Ltd.	3,600	105,449
Maxell, Ltd.	34,000	305,465
Maxvalu Tokai Co., Ltd.	4,000	80,488
Mazda Motor Corp.	98,000	702,701
McDonald’s Holdings Co. Japan, Ltd.	1,300	51,675
MCJ Co., Ltd.	40,300	264,706
Mebuki Financial Group, Inc.	701,390	1,418,371
MEC Co., Ltd.	4,600	89,685
Media Do Co., Ltd.	3,600	48,265
Medical Data Vision Co., Ltd.	6,700	51,093
Medical System Network Co., Ltd.	16,100	62,879
Medipal Holdings Corp.	44,400	729,605
Medius Holdings Co., Ltd.	3,500	27,123
#*MedPeer, Inc.	4,600	107,224
Megachips Corp.	2,400	62,334
Megmilk Snow Brand Co., Ltd.	21,900	327,587
Meidensha Corp.	20,400	370,966
Meiji Electric Industries Co., Ltd.	2,100	16,517
MEIJI Holdings Co., Ltd.	27,874	1,391,979
Meiji Shipping Co., Ltd.	7,600	42,646
Meiko Electronics Co., Ltd.	20,200	544,914
Meisei Industrial Co., Ltd.	13,500	70,855
Meitec Corp.	11,400	608,892
#Meiwa Corp.	10,000	67,691

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Meiwa Estate Co., Ltd.	4,600	$21,338
Melco Holdings, Inc.	1,800	55,225
Members Co., Ltd.	2,300	55,476
Menicon Co., Ltd.	26,400	567,694
*Metaps, Inc.	2,000	11,115
METAWATER Co., Ltd.	9,400	156,497
Micronics Japan Co., Ltd.	37,600	445,477
Midac Holdings Co., Ltd.	1,000	16,371
Mie Kotsu Group Holdings, Inc.	30,000	106,514
Mikuni Corp.	11,600	34,291
Milbon Co., Ltd.	7,492	313,998
MIMAKI ENGINEERING Co., Ltd.	6,200	32,732
Mimasu Semiconductor Industry Co., Ltd.	11,800	214,123
MINEBEA MITSUMI, Inc.	126,375	2,458,050
Ministop Co., Ltd.	9,400	101,502
Minkabu The Infonoid, Inc.	2,000	41,541
Mirait Holdings Corp.	45,490	640,778
Miroku Jyoho Service Co., Ltd.	6,800	69,438
MISUMI Group, Inc.	28,600	724,051
Mitani Corp.	14,800	189,741
#Mitani Sangyo Co., Ltd.	12,500	29,619
Mitani Sekisan Co., Ltd.	1,200	48,163
Mito Securities Co., Ltd.	17,500	35,389
#Mitsuba Corp.	26,700	72,747
Mitsubishi Chemical Holdings Corp.	550,500	3,369,454
Mitsubishi Corp.	85,900	2,905,987
Mitsubishi Electric Corp.	110,600	1,167,805
Mitsubishi Estate Co., Ltd.	43,600	633,842
Mitsubishi Gas Chemical Co., Inc.	45,700	669,839
Mitsubishi Heavy Industries, Ltd.	65,950	2,257,551
Mitsubishi Kakoki Kaisha, Ltd.	2,100	31,639
Mitsubishi Logisnext Co., Ltd.	17,600	104,193
Mitsubishi Logistics Corp.	19,500	452,281
Mitsubishi Materials Corp.	39,500	619,817
*Mitsubishi Motors Corp.	159,700	403,071
Mitsubishi Paper Mills, Ltd.	14,500	34,135
Mitsubishi Research Institute, Inc.	2,200	66,564
Mitsubishi Shokuhin Co., Ltd.	5,100	126,358
Mitsubishi Steel Manufacturing Co., Ltd.	5,200	43,307
Mitsubishi UFJ Financial Group, Inc.	1,161,000	6,759,357
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	248,988	1,444,130
Mitsui Chemicals, Inc.	58,397	1,340,931
Mitsui DM Sugar Holdings Co., Ltd.	7,400	110,349
#*Mitsui E&S Holdings Co., Ltd.	432,500	1,171,716
Mitsui Fudosan Co., Ltd.	49,600	1,051,071
Mitsui High-Tec, Inc.	3,200	281,321
Mitsui Mining & Smelting Co., Ltd.	40,400	1,029,021
Mitsui OSK Lines, Ltd.	106,146	2,515,192
Mitsui-Soko Holdings Co., Ltd.	15,200	284,501
Miura Co., Ltd.	3,700	77,964
Miyaji Engineering Group, Inc.	3,600	96,697
Miyazaki Bank, Ltd. (The)	7,700	122,965
Miyoshi Oil & Fat Co., Ltd.	3,300	29,317
Mizuho Financial Group, Inc.	149,635	1,823,085
Mizuho Medy Co., Ltd.	1,100	16,811
Mizuno Corp.	6,800	112,424

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
*Mobile Factory, Inc.	2,000	$14,958
Mochida Pharmaceutical Co., Ltd.	4,400	125,656
Modec, Inc.	10,500	98,873
Molitec Steel Co., Ltd.	2,700	6,335
Monex Group, Inc.	129,900	599,569
Monogatari Corp. (The)	3,200	133,375
MonotaRO Co., Ltd.	47,200	822,976
MORESCO Corp.	3,400	30,756
Morinaga & Co., Ltd.	22,300	696,229
Morinaga Milk Industry Co., Ltd.	21,700	879,322
Moriroku Holdings Co., Ltd.	2,200	30,090
Morita Holdings Corp.	10,400	100,099
Morito Co., Ltd.	7,000	41,494
Morningstar Japan KK	6,800	29,077
Morozoff, Ltd.	1,800	41,818
Mory Industries, Inc.	2,300	44,292
MrMax Holdings, Ltd.	14,600	68,402
MS&AD Insurance Group Holdings, Inc.	29,813	893,055
MTG Co., Ltd.	3,500	39,225
MTI, Ltd.	13,100	48,028
Mugen Estate Co., Ltd.	6,400	25,391
m-up Holdings, Inc.	11,100	88,416
Murata Manufacturing Co., Ltd.	71,639	4,309,620
Musashi Seimitsu Industry Co., Ltd.	36,600	375,435
Musashino Bank, Ltd. (The)	16,100	221,195
Nabtesco Corp.	36,700	843,567
NAC Co., Ltd.	8,800	64,254
Nachi-Fujikoshi Corp.	10,700	311,354
Nadex Co., Ltd.	500	2,543
Nafco Co., Ltd.	4,300	55,658
Nagano Bank, Ltd. (The)	3,600	35,705
Nagano Keiki Co., Ltd.	4,800	41,754
Nagase & Co., Ltd.	48,500	697,777
Nagatanien Holdings Co., Ltd.	5,200	78,546
#Nagawa Co., Ltd.	1,600	113,615
Nagoya Railroad Co., Ltd.	30,300	489,487
Naigai Trans Line, Ltd.	1,700	24,537
#Nakabayashi Co., Ltd.	9,900	37,671
Nakamoto Packs Co., Ltd.	3,000	35,428
Nakamuraya Co., Ltd.	1,191	28,773
Nakanishi, Inc.	25,800	423,362
Nakayama Steel Works, Ltd.	9,500	31,383
Nakayamafuku Co., Ltd.	2,200	5,892
*Namura Shipbuilding Co., Ltd.	22,300	60,587
Nankai Electric Railway Co., Ltd.	19,400	347,840
Nanto Bank, Ltd. (The)	16,600	260,864
Narasaki Sangyo Co., Ltd.	1,200	16,190
Natori Co., Ltd.	3,500	54,542
NEC Corp.	53,100	2,069,736
NEC Networks & System Integration Corp.	18,800	268,447
NEOJAPAN, Inc.	500	4,430
NET One Systems Co., Ltd.	48,000	1,152,207
New Art Holdings Co., Ltd.	1,100	11,301
New Japan Chemical Co., Ltd.	8,500	17,648
Nexon Co., Ltd.	14,500	332,618

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Nextage Co., Ltd.	19,100	$295,434
NGK Insulators, Ltd.	43,000	581,476
NGK Spark Plug Co., Ltd.	106,800	1,647,833
NH Foods, Ltd.	31,300	991,714
NHK Spring Co., Ltd.	112,300	729,829
Nicca Chemical Co., Ltd.	1,900	10,984
Nice Corp.	2,400	35,066
Nichias Corp.	38,800	701,071
Nichiban Co., Ltd.	2,500	33,652
Nichicon Corp.	27,400	249,552
Nichiden Corp.	6,900	115,515
Nichiha Corp.	13,700	248,601
Nichi-iko Pharmaceutical Co., Ltd.	31,600	190,000
Nichimo Co., Ltd.	1,400	28,246
Nichirei Corp.	55,800	1,027,192
Nichireki Co., Ltd.	7,200	67,521
Nichirin Co., Ltd.	5,330	63,972
Nidec Corp.	15,736	1,037,123
Nidec Corp., Sponsored ADR	10,124	164,819
Nifco, Inc.	34,900	736,467
Nihon Chouzai Co., Ltd.	8,720	85,073
Nihon Dempa Kogyo Co., Ltd.	6,000	55,249
Nihon Denkei Co., Ltd.	3,600	35,567
Nihon Flush Co., Ltd.	7,100	52,773
Nihon House Holdings Co., Ltd.	21,800	67,978
Nihon Kohden Corp.	22,300	540,460
Nihon M&A Center Holdings, Inc.	67,600	842,130
Nihon Nohyaku Co., Ltd.	15,600	72,485
Nihon Plast Co., Ltd.	7,300	27,834
#Nihon Yamamura Glass Co., Ltd.	3,300	20,020
Niitaka Co., Ltd.	2,200	40,549
Nikkato Corp.	3,000	11,693
Nikkiso Co., Ltd.	40,900	255,704
Nikko Co., Ltd.	9,500	44,875
Nikkon Holdings Co., Ltd.	28,100	427,269
Nintendo Co., Ltd.	6,500	3,005,673
Nippi, Inc.	1,200	32,834
Nippn Corp.	20,800	271,318
Nippon Aqua Co., Ltd.	4,000	19,296
Nippon Carbide Industries Co., Inc.	3,200	33,739
Nippon Carbon Co., Ltd.	5,900	189,669
Nippon Chemical Industrial Co., Ltd.	3,000	51,544
*Nippon Chemi-Con Corp.	7,800	109,390
Nippon Chemiphar Co., Ltd.	1,200	18,061
Nippon Coke & Engineering Co., Ltd.	81,900	86,603
Nippon Commercial Development Co., Ltd.	5,300	78,134
Nippon Concept Corp.	2,900	30,576
Nippon Concrete Industries Co., Ltd.	27,100	64,215
Nippon Denko Co., Ltd.	210,600	516,910
Nippon Densetsu Kogyo Co., Ltd.	14,800	184,600
Nippon Dry-Chemical Co., Ltd.	2,800	36,221
Nippon Electric Glass Co., Ltd.	35,700	722,762
NIPPON EXPRESS HOLDINGS, INC.	23,400	1,379,870
Nippon Filcon Co., Ltd./Tokyo	5,200	20,068
Nippon Gas Co., Ltd.	96,900	1,377,661
Nippon Kayaku Co., Ltd.	55,800	488,401

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
#Nippon Kodoshi Corp.	3,900	$59,692
Nippon Koei Co., Ltd.	6,300	141,502
Nippon Light Metal Holdings Co., Ltd.	35,900	461,358
Nippon Paint Holdings Co., Ltd.	17,800	142,746
Nippon Paper Industries Co., Ltd.	66,200	527,311
Nippon Parking Development Co., Ltd.	102,700	122,073
Nippon Pillar Packing Co., Ltd.	15,100	307,921
Nippon Piston Ring Co., Ltd.	3,700	36,155
Nippon Rietec Co., Ltd.	1,500	13,094
Nippon Road Co., Ltd. (The)	1,400	78,126
Nippon Sanso Holdings Corp.	31,200	562,785
Nippon Seisen Co., Ltd.	900	28,967
Nippon Sharyo, Ltd.	4,700	76,399
*Nippon Sheet Glass Co., Ltd.	34,700	105,793
Nippon Shinyaku Co., Ltd.	3,800	258,398
Nippon Shokubai Co., Ltd.	12,200	493,424
Nippon Signal Company, Ltd.	17,100	119,183
Nippon Soda Co., Ltd.	9,600	254,153
Nippon Steel Corp.	155,678	2,486,690
Nippon Steel Trading Corp.	6,652	272,631
Nippon Suisan Kaisha, Ltd.	386,100	1,710,570
Nippon Systemware Co., Ltd.	4,200	75,144
Nippon Telegraph & Telephone Corp.	80,800	2,399,179
Nippon Thompson Co., Ltd.	24,800	96,857
Nippon Tungsten Co., Ltd.	800	13,276
Nippon Yakin Kogyo Co., Ltd.	23,150	454,388
#Nippon Yusen KK	58,200	4,249,552
Nipro Corp.	88,300	699,257
Nishimatsu Construction Co., Ltd.	21,100	622,935
Nishimatsuya Chain Co., Ltd.	16,300	200,290
Nishi-Nippon Financial Holdings, Inc.	67,900	410,356
Nishi-Nippon Railroad Co., Ltd.	14,600	293,668
Nishio Rent All Co., Ltd.	12,300	266,392
Nissan Chemical Corp.	21,900	1,168,023
*Nissan Motor Co., Ltd.	246,800	984,838
Nissan Tokyo Sales Holdings Co., Ltd.	12,100	20,640
Nissei ASB Machine Co., Ltd.	3,800	87,404
Nissei Plastic Industrial Co., Ltd.	5,800	43,290
Nissha Co., Ltd.	27,700	294,831
Nisshin Oillio Group, Ltd. (The)	9,800	222,005
Nisshin Seifun Group, Inc.	32,430	435,037
Nisshinbo Holdings, Inc.	80,055	602,452
Nissin Corp.	6,100	72,931
Nissin Electric Co., Ltd.	12,200	131,172
Nissin Foods Holdings Co., Ltd.	2,900	202,570
Nisso Corp.	1,400	7,186
Nitori Holdings Co., Ltd.	8,100	834,633
Nitta Gelatin, Inc.	6,300	30,878
Nittan Valve Co., Ltd.	9,600	19,932
Nitto Boseki Co., Ltd.	2,900	56,585
Nitto Denko Corp.	36,900	2,492,089
Nitto Fuji Flour Milling Co., Ltd.	1,400	45,492
Nitto Kogyo Corp.	14,200	167,910
Nitto Seiko Co., Ltd.	11,900	46,200
Nittoc Construction Co., Ltd.	12,900	70,195

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Noevir Holdings Co., Ltd.	5,300	$208,629
NOF Corp.	13,200	497,190
Nohmi Bosai, Ltd.	6,400	94,646
Nojima Corp.	19,800	399,332
Nomura Co., Ltd.	7,700	53,073
Nomura Holdings, Inc., Sponsored ADR	179,823	679,731
Nomura Holdings, Inc.	511,900	1,975,533
#Nomura Micro Science Co., Ltd.	2,000	58,814
Nomura Real Estate Holdings, Inc.	45,000	1,095,824
Nomura Research Institute, Ltd.	15,079	431,793
Noritsu Koki Co., Ltd.	36,400	608,540
Noritz Corp.	14,300	166,223
North Pacific Bank, Ltd.	113,000	215,429
Nozawa Corp.	3,700	20,619
NS Solutions Corp.	11,300	340,151
#NS Tool Co., Ltd.	3,200	35,665
#NS United Kaiun Kaisha, Ltd.	10,300	285,802
NSD Co., Ltd.	21,460	382,291
NSK, Ltd.	100,900	559,950
*NTN Corp.	248,100	398,308
NTT Data Corp.	79,600	1,476,372
Oat Agrio Co., Ltd.	2,800	25,329
Obara Group, Inc.	6,000	134,301
Obayashi Corp.	184,600	1,276,641
OBIC Business Consultants Co., Ltd.	700	25,394
Obic Co., Ltd.	300	44,643
Odakyu Electric Railway Co., Ltd.	33,000	503,303
Oenon Holdings, Inc.	26,500	64,839
Ogaki Kyoritsu Bank, Ltd. (The)	15,700	230,968
Ohara, Inc.	3,000	25,610
Ohba Co., Ltd.	4,400	26,422
Ohki Healthcare Holdings Co., Ltd.	1,000	5,349
Ohsho Food Service Corp.	3,500	164,789
Oiles Corp.	9,984	115,360
#*Oisix ra daichi, Inc.	10,600	221,883
Oita Bank, Ltd. (The)	13,100	187,663
Oji Holdings Corp.	259,900	1,235,709
Okabe Co., Ltd.	17,100	86,978
Okada Aiyon Corp.	1,200	14,329
Okamoto Industries, Inc.	2,700	79,816
Okamoto Machine Tool Works, Ltd.	2,400	75,208
Okamura Corp.	25,300	233,941
Okasan Securities Group, Inc.	88,200	237,587
Oki Electric Industry Co., Ltd.	67,200	438,283
Okinawa Cellular Telephone Co.	5,100	196,426
Okinawa Electric Power Co., Inc. (The)	13,485	134,371
Okinawa Financial Group, Inc.	9,880	169,522
OKUMA Corp.	11,700	421,727
Okumura Corp.	13,300	314,125
Okura Industrial Co., Ltd.	4,700	66,277
Okuwa Co., Ltd.	15,500	104,203
Olba Healthcare Holdings, Inc.	1,400	18,327
Olympic Group Corp.	4,500	22,924
Olympus Corp.	152,400	2,716,051
Omron Corp.	5,500	327,979
Ono Pharmaceutical Co., Ltd.	17,500	450,197

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
ONO Sokki Co., Ltd.	2,500	$9,474
Onoken Co., Ltd.	7,000	81,746
Onward Holdings Co., Ltd.	123,800	231,241
Open House Group Co., Ltd.	25,300	984,193
Optex Group Co., Ltd.	11,300	150,190
*Optim Corp.	6,000	40,337
Optorun Co., Ltd.	8,000	119,420
Oracle Corp. Japan	3,000	194,041
Organo Corp.	3,300	228,219
Oricon, Inc.	1,300	9,322
Oriental Land Co., Ltd./Japan	4,100	625,791
Oriental Shiraishi Corp.	40,400	73,279
Origin Co., Ltd.	2,000	21,210
Oro Co., Ltd.	1,900	29,887
Osaka Gas Co., Ltd.	31,900	577,381
Osaka Organic Chemical Industry, Ltd.	7,300	159,117
*OSAKA Titanium Technologies Co., Ltd.	5,100	52,669
Osaki Electric Co., Ltd.	15,500	58,861
OSG Corp.	43,400	546,687
Otsuka Corp.	14,100	465,248
Otsuka Holdings Co., Ltd.	16,600	559,014
OUG Holdings, Inc.	1,000	20,577
Outsourcing, Inc.	53,200	532,575
Ozu Corp.	800	12,337
Pacific Industrial Co., Ltd.	30,800	239,392
Pack Corp. (The)	5,400	99,364
PAL GROUP Holdings Co., Ltd.	15,700	174,983
PALTAC Corp.	7,650	280,173
Pan Pacific International Holdings Corp.	91,800	1,424,898
Panasonic Holdings Corp.	474,644	4,251,500
PAPYLESS Co., Ltd.	2,400	23,915
Paramount Bed Holdings Co., Ltd.	12,700	212,810
*Park24 Co., Ltd.	45,400	651,425
Pasco Corp.	2,400	25,582
Pasona Group, Inc.	11,300	180,803
PC Depot Corp.	6,220	14,787
PCI Holdings, Inc.	1,000	7,757
Pegasus Sewing Machine Manufacturing Co., Ltd.	8,500	41,070
Penta-Ocean Construction Co., Ltd.	309,200	1,520,225
*People Dreams & Technologies Group Co., Ltd.	3,800	63,001
*PeptiDream, Inc.	30,000	486,724
Persol Holdings Co., Ltd.	27,000	540,584
Pharma Foods International Co., Ltd.	7,100	94,751
#Pickles Corp.	4,800	46,903
Pigeon Corp.	41,500	710,138
Pilot Corp.	13,100	530,835
Pipedo HD, Inc.	500	9,717
Plenus Co., Ltd.	3,100	45,605
Pola Orbis Holdings, Inc.	8,500	98,804
Poletowin Pitcrew Holdings, Inc.	19,800	152,366
Premium Water Holdings, Inc.	700	13,777
Press Kogyo Co., Ltd.	50,500	152,404
Pressance Corp.	13,500	162,759
Prestige International, Inc.	34,900	168,358
Prima Meat Packers, Ltd.	21,800	358,398

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Procrea Holdings, Inc.	13,572	$187,825
Pronexus, Inc.	6,500	53,080
Pro-Ship, Inc.	1,200	13,152
Proto Corp.	12,200	96,142
PS Mitsubishi Construction Co., Ltd.	19,300	84,017
Punch Industry Co., Ltd.	11,100	39,667
*QB Net Holdings Co., Ltd.	4,000	44,427
Qol Holdings Co., Ltd.	15,600	131,124
Quick Co., Ltd.	5,300	63,693
Raccoon Holdings, Inc.	3,200	34,900
Raito Kogyo Co., Ltd.	20,500	307,278
Raiznext Corp.	11,300	93,847
Rakus Co., Ltd.	28,100	350,708
Rakuten Group, Inc.	51,700	366,321
RareJob, Inc.	800	5,002
Rasa Corp.	2,600	19,626
Rasa Industries, Ltd.	4,600	50,026
Raysum Co., Ltd.	4,300	31,961
Recruit Holdings Co., Ltd.	163,500	6,080,140
Relia, Inc.	12,300	101,392
Relo Group, Inc.	32,800	473,671
*Renesas Electronics Corp.	103,300	1,122,618
Rengo Co., Ltd.	105,000	624,035
*RENOVA, Inc.	16,700	208,428
Resona Holdings, Inc.	364,383	1,588,762
Resorttrust, Inc.	38,800	656,749
Restar Holdings Corp.	7,700	119,577
Retail Partners Co., Ltd.	8,900	77,075
Rheon Automatic Machinery Co., Ltd.	1,200	10,207
Ricoh Co., Ltd.	66,700	489,593
Ride On Express Holdings Co., Ltd.	4,800	43,199
*Right On Co., Ltd.	7,700	42,137
Riken Keiki Co., Ltd.	2,500	79,210
Riken Technos Corp.	17,100	57,678
Riken Vitamin Co., Ltd.	4,800	63,168
Rinnai Corp.	2,100	134,856
Rion Co., Ltd.	500	8,830
Riso Kagaku Corp.	4,460	84,098
Riso Kyoiku Co., Ltd.	62,100	184,057
Rock Field Co., Ltd.	2,300	25,208
Rohm Co., Ltd.	7,900	558,537
Rohto Pharmaceutical Co., Ltd.	34,500	924,012
Rokko Butter Co., Ltd.	7,500	89,553
Roland Corp.	5,300	183,266
Roland DG Corp.	8,000	201,297
Rorze Corp.	6,900	611,925
Round One Corp.	6,100	68,458
RS Technologies Co., Ltd.	1,300	60,806
Ryobi, Ltd.	13,700	113,673
Ryoden Corp.	6,900	89,632
Ryohin Keikaku Co., Ltd.	74,000	667,691
Ryosan Co., Ltd.	8,200	146,835
S Foods, Inc.	7,700	179,782
S LINE Co., Ltd.	1,300	8,940
S&B Foods, Inc.	1,500	41,795
Sac’s Bar Holdings, Inc.	9,350	36,372

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Sagami Rubber Industries Co., Ltd.	2,000	$11,331
Saibu Gas Holdings Co., Ltd.	10,200	167,612
Sakai Chemical Industry Co., Ltd.	6,400	90,793
Sakai Heavy Industries, Ltd.	1,600	38,839
Sakai Moving Service Co., Ltd.	5,700	195,118
Sakata INX Corp.	20,500	155,696
Sakura Internet, Inc.	9,600	41,865
Sala Corp.	30,200	145,685
SAMTY Co., Ltd.	13,200	213,955
San Holdings, Inc.	3,200	39,000
San ju San Financial Group, Inc.	11,490	124,868
San-A Co., Ltd.	6,200	193,810
San-Ai Obbli Co., Ltd.	30,100	220,709
Sanei Architecture Planning Co., Ltd.	6,800	88,280
Sangetsu Corp.	14,300	172,072
San-In Godo Bank, Ltd. (The)	79,700	397,393
#*Sanix, Inc.	10,700	22,133
Sanken Electric Co., Ltd.	17,800	663,584
Sanki Engineering Co., Ltd.	27,700	314,073
Sanko Gosei, Ltd.	14,000	37,064
Sanko Metal Industrial Co., Ltd.	1,200	24,109
Sankyo Co., Ltd.	22,300	644,593
Sankyo Frontier Co., Ltd.	1,500	55,399
Sankyo Tateyama, Inc.	11,600	52,288
Sankyu, Inc.	30,100	918,845
Sanoh Industrial Co., Ltd.	12,800	69,552
Sansei Technologies, Inc.	4,500	26,050
Sansha Electric Manufacturing Co., Ltd.	5,100	29,799
Sanshin Electronics Co., Ltd.	4,300	50,879
Santen Pharmaceutical Co., Ltd.	40,200	329,829
Sanwa Holdings Corp.	86,700	794,995
Sanyo Chemical Industries, Ltd.	6,400	246,002
Sanyo Denki Co., Ltd.	2,400	103,921
Sanyo Electric Railway Co., Ltd.	5,700	91,114
Sanyo Special Steel Co., Ltd.	10,100	155,600
Sanyo Trading Co., Ltd.	12,800	97,314
Sapporo Holdings, Ltd.	43,400	904,446
Sato Holdings Corp.	14,900	205,973
Sato Shoji Corp.	4,800	40,902
Satori Electric Co., Ltd.	7,500	71,434
Sawada Holdings Co., Ltd.	9,800	99,392
Sawai Group Holdings Co., Ltd.	26,900	904,210
SB Technology Corp.	5,200	90,386
SBI Holdings, Inc.	40,030	900,026
*SBI Insurance Group Co., Ltd.	1,600	12,325
SBS Holdings, Inc.	14,000	327,956
Scala, Inc.	5,700	33,436
SCREEN Holdings Co., Ltd.	5,100	424,344
Scroll Corp.	16,300	100,397
SCSK Corp.	21,500	344,504
Secom Co., Ltd.	6,700	474,420
#Seed Co., Ltd./Tokyo	9,000	35,219
Sega Sammy Holdings, Inc.	30,900	550,934
Segue Group Co., Ltd.	1,700	7,545
Seibu Holdings, Inc.	56,500	565,174

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Seika Corp.	4,300	$53,800
Seikitokyu Kogyo Co., Ltd.	20,100	114,494
Seiko Epson Corp.	86,200	1,209,568
Seiko Holdings Corp.	12,500	215,151
Seiko PMC Corp.	4,300	19,217
Seino Holdings Co., Ltd.	49,300	404,111
Seiren Co., Ltd.	24,300	386,744
Sekisui Chemical Co., Ltd.	127,500	1,731,032
Sekisui House, Ltd.	81,700	1,424,516
Sekisui Kasei Co., Ltd.	11,000	37,442
SEMITEC Corp.	900	45,222
Senko Group Holdings Co., Ltd.	66,500	452,709
Senshu Electric Co., Ltd.	3,900	150,058
Senshu Ikeda Holdings, Inc.	134,240	184,430
Septeni Holdings Co., Ltd.	29,500	151,416
SERAKU Co., Ltd.	1,300	12,251
Seria Co., Ltd.	22,100	435,313
Seven & i Holdings Co., Ltd.	129,800	5,728,592
Seven Bank, Ltd.	449,700	843,448
SG Holdings Co., Ltd.	30,900	546,879
Sharp Corp.	33,500	284,424
Shibaura Electronics Co., Ltd.	4,300	198,804
Shibaura Machine Co., Ltd.	13,100	314,962
Shibaura Mechatronics Corp.	1,700	96,967
Shibusawa Warehouse Co., Ltd. (The)	3,000	52,470
Shibuya Corp.	7,400	134,109
Shidax Corp.	4,300	12,280
*SHIFT, Inc.	1,200	229,793
Shiga Bank, Ltd. (The)	18,000	340,244
Shikibo, Ltd.	5,500	37,018
Shikoku Bank, Ltd. (The)	20,300	122,057
Shikoku Electric Power Co, Inc.	49,000	282,140
Shima Seiki Manufacturing, Ltd.	14,300	204,633
Shimadzu Corp.	18,600	615,167
Shimano, Inc.	1,300	233,791
Shimizu Bank, Ltd. (The)	13,500	162,342
Shimizu Corp.	142,700	752,270
Shimojima Co., Ltd.	2,800	20,250
Shin Nippon Air Technologies Co., Ltd.	6,300	87,576
Shin Nippon Biomedical Laboratories, Ltd.	8,300	88,279
Shinagawa Refractories Co., Ltd.	2,700	76,482
Shindengen Electric Manufacturing Co., Ltd.	6,200	139,687
Shin-Etsu Chemical Co., Ltd.	27,000	3,748,032
Shin-Etsu Polymer Co., Ltd.	28,900	228,862
Shinko Electric Industries Co., Ltd.	17,200	758,043
Shinko Shoji Co., Ltd.	14,200	103,574
Shinmaywa Industries, Ltd.	43,300	304,798
Shin-Nihon Tatemono Co., Ltd.	2,800	8,493
Shinnihonseiyaku Co., Ltd.	3,700	41,495
Shinoken Group Co., Ltd.	20,000	156,375
Shinsho Corp.	2,400	67,058
Shinwa Co., Ltd.	2,000	12,288
Shinwa Co., Ltd.	2,700	41,409
Shionogi & Co., Ltd.	9,000	505,086
Ship Healthcare Holdings, Inc.	42,600	716,795
Shiseido Co., Ltd.	14,900	705,668

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Shizuki Electric Co., Inc.	4,900	$17,057
Shizuoka Bank, Ltd. (The)	139,700	906,821
Shizuoka Gas Co., Ltd.	28,500	204,797
SHO-BOND Holdings Co., Ltd.	3,600	152,269
Shoei Co., Ltd.	9,700	361,242
Shoei Foods Corp.	4,400	132,958
Shofu, Inc.	3,400	42,277
Showa Denko KK	76,400	1,490,142
Showa Sangyo Co., Ltd.	8,200	166,076
Showa Shinku Co., Ltd.	800	8,892
SIGMAXYZ Holdings, Inc.	13,400	111,287
Siix Corp.	19,100	147,422
*Silver Life Co., Ltd.	1,400	15,571
Sinanen Holdings Co., Ltd.	3,600	89,889
Sinfonia Technology Co., Ltd.	13,400	130,835
Sinko Industries, Ltd.	8,600	108,396
SK-Electronics Co., Ltd.	5,300	32,276
SKY Perfect JSAT Holdings, Inc.	85,800	278,141
#Skylark Holdings Co., Ltd.	164,000	1,953,165
*Smaregi, Inc.	1,900	15,472
SMC Corp.	500	243,324
SMK Corp.	2,800	46,768
SMS Co., Ltd.	24,000	573,325
#Snow Peak, Inc.	9,500	177,227
Soda Nikka Co., Ltd.	9,000	46,473
Sodick Co., Ltd.	19,200	108,182
SoftBank Corp.	191,500	2,239,291
Softcreate Holdings Corp.	4,200	136,153
Software Service, Inc.	600	27,045
Sohgo Security Services Co., Ltd.	10,700	298,966
Sojitz Corp.	87,800	1,346,547
Soken Chemical & Engineering Co., Ltd.	4,100	52,848
Solasto Corp.	19,000	131,985
Soliton Systems KK	3,000	33,899
Solxyz Co., Ltd.	5,400	16,380
Sompo Holdings, Inc.	32,275	1,316,559
Sony Group Corp., ADR	41,718	3,589,834
Sony Group Corp.	126,000	10,911,701
Sotetsu Holdings, Inc.	15,600	269,111
Space Co., Ltd.	4,320	30,243
Sparx Group Co., Ltd.	55,200	109,497
SPK Corp.	2,400	24,711
S-Pool, Inc.	54,600	551,647
Sprix, Ltd.	1,500	14,159
Square Enix Holdings Co., Ltd.	7,200	289,534
SRA Holdings	5,600	122,149
#*SRE Holdings Corp.	900	19,013
St Marc Holdings Co., Ltd.	8,000	91,757
Stanley Electric Co., Ltd.	40,200	696,270
Star Mica Holdings Co., Ltd.	5,400	64,437
Star Micronics Co., Ltd.	22,200	250,341
Starts Corp., Inc.	21,200	394,187
Starzen Co., Ltd.	5,600	85,539
St-Care Holding Corp.	6,100	38,843
Stella Chemifa Corp.	6,300	118,016

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Step Co., Ltd.	1,700	$23,553
Strike Co., Ltd.	3,700	113,519
Studio Alice Co., Ltd.	6,500	114,487
Subaru Corp.	110,800	1,675,341
Subaru Enterprise Co., Ltd.	400	25,749
Sugi Holdings Co., Ltd.	10,400	447,916
Sugimoto & Co., Ltd.	4,100	69,051
SUMCO Corp.	95,200	1,393,906
Sumida Corp.	16,700	109,048
Suminoe Textile Co., Ltd.	2,900	42,126
Sumitomo Bakelite Co., Ltd.	15,700	520,465
Sumitomo Chemical Co., Ltd.	457,155	1,944,214
Sumitomo Corp.	67,900	1,080,394
Sumitomo Densetsu Co., Ltd.	8,200	140,759
Sumitomo Electric Industries, Ltd.	181,700	1,961,311
Sumitomo Forestry Co., Ltd.	91,600	1,413,310
Sumitomo Heavy Industries, Ltd.	44,900	952,687
Sumitomo Metal Mining Co., Ltd.	32,500	1,422,565
Sumitomo Mitsui Construction Co., Ltd.	165,120	537,825
Sumitomo Mitsui Financial Group, Inc.	86,283	2,607,270
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	5,000	29,950
Sumitomo Mitsui Trust Holdings, Inc.	47,244	1,469,902
#Sumitomo Osaka Cement Co., Ltd.	16,800	469,404
Sumitomo Pharma Co., Ltd.	28,100	250,939
Sumitomo Precision Products Co., Ltd.	1,200	19,617
Sumitomo Realty & Development Co., Ltd.	34,700	919,727
Sumitomo Riko Co., Ltd.	24,400	104,711
Sumitomo Rubber Industries, Ltd.	107,433	933,695
Sumitomo Seika Chemicals Co., Ltd.	5,300	124,768
Sumitomo Warehouse Co., Ltd. (The)	26,100	439,969
Sun Frontier Fudousan Co., Ltd.	24,100	202,011
Suncall Corp.	8,000	30,997
Sundrug Co., Ltd.	22,600	526,798
Suntory Beverage & Food, Ltd.	25,400	1,005,727
Sun-Wa Technos Corp.	5,200	53,862
*SuRaLa Net Co., Ltd.	1,300	10,475
Suruga Bank, Ltd.	72,300	227,681
Suzuken Co., Ltd.	20,060	594,554
Suzuki Co., Ltd.	7,500	43,937
Suzuki Motor Corp.	28,100	847,598
SWCC Showa Holdings Co., Ltd.	45,600	615,227
Sysmex Corp.	15,200	1,010,127
System Information Co., Ltd.	2,300	17,184
System Research Co., Ltd.	2,400	37,215
System Support, Inc.	1,000	8,104
Systena Corp.	145,200	460,614
Syuppin Co., Ltd.	9,000	86,138
T Hasegawa Co., Ltd.	10,200	199,575
T RAD Co., Ltd.	3,900	68,753
T&D Holdings, Inc.	73,000	940,954
T&K Toka Co., Ltd.	6,900	43,458
Tachibana Eletech Co., Ltd.	6,120	76,760
Tachi-S Co., Ltd., Class S	14,500	113,708
Tadano, Ltd.	44,800	319,506
Taihei Dengyo Kaisha, Ltd.	7,300	152,863
Taiheiyo Cement Corp.	62,522	1,015,331

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Taiheiyo Kouhatsu, Inc.	2,700	$13,067
Taiho Kogyo Co., Ltd.	6,900	34,085
Taikisha, Ltd.	10,800	267,583
Taiko Bank, Ltd. (The)	1,500	15,259
Taiko Pharmaceutical Co., Ltd.	1,000	4,639
Taisei Corp.	45,300	1,232,498
Taisei Lamick Co., Ltd.	1,700	33,892
Taiyo Holdings Co., Ltd.	16,000	384,687
Taiyo Yuden Co., Ltd.	47,000	1,879,129
Takamatsu Construction Group Co., Ltd.	6,600	110,645
Takamiya Co., Ltd.	11,200	30,516
Takaoka Toko Co., Ltd.	3,380	42,237
Takara & Co., Ltd.	2,000	28,836
Takara Bio, Inc.	6,000	97,067
Takara Holdings, Inc.	55,200	466,959
Takara Leben Co., Ltd.	58,700	134,562
Takara Standard Co., Ltd.	14,500	145,604
Takasago International Corp.	5,500	111,095
Takasago Thermal Engineering Co., Ltd.	15,800	207,195
Takashima & Co., Ltd.	1,600	28,379
Takashimaya Co., Ltd.	135,300	1,233,323
Takasho Co., Ltd.	2,200	11,734
TAKEBISHI Corp.	3,900	43,919
#Takeda Pharmaceutical Co., Ltd., Sponsored ADR	5,264	76,539
Takeda Pharmaceutical Co., Ltd.	309,708	9,009,644
Takemoto Yohki Co., Ltd.	3,400	21,257
Takeuchi Manufacturing Co., Ltd.	15,900	292,204
Takihyo Co., Ltd.	2,500	21,148
Takisawa Machine Tool Co., Ltd.	2,300	21,569
Takuma Co., Ltd.	1,600	17,993
Tama Home Co., Ltd.	19,200	376,709
Tamron Co., Ltd.	7,000	124,105
Tamura Corp.	53,900	229,645
*Tanaka Chemical Corp.	1,400	15,452
Tanseisha Co., Ltd.	10,300	63,043
Tatsuta Electric Wire and Cable Co., Ltd.	17,800	63,611
Tayca Corp.	6,500	60,204
#TBK Co., Ltd.	9,700	25,905
TDC Soft, Inc.	6,500	57,946
TDK Corp.	105,600	3,313,245
TDK Corp., ADR	21,036	651,906
TechMatrix Corp.	16,000	248,842
#TECHNO HORIZON Co., Ltd.	1,300	4,917
TechnoPro Holdings, Inc.	60,500	1,554,994
Tecnos Japan, Inc.	4,000	13,554
Teijin, Ltd.	97,600	1,045,607
Teikoku Electric Manufacturing Co., Ltd.	4,400	56,070
Tekken Corp.	4,900	69,589
Temairazu, Inc.	500	17,791
Terasaki Electric Co., Ltd.	800	6,243
Terumo Corp.	43,500	1,307,417
T-Gaia Corp.	6,700	85,276
THK Co., Ltd.	22,800	456,493
TIS, Inc.	47,700	1,079,840
TKC Corp.	7,100	187,145

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Toa Corp.	10,300	$55,729
Toa Corp.	7,700	169,143
TOA Oil Co., Ltd.	2,500	52,177
TOA ROAD Corp.	2,400	92,621
Tobishima Corp.	10,210	80,618
Tobu Railway Co., Ltd.	15,700	354,207
Tocalo Co., Ltd.	35,700	359,590
Tochigi Bank, Ltd. (The)	40,300	75,275
Toda Corp.	100,100	576,371
#*Toda Kogyo Corp.	2,100	40,522
#Toei Animation Co., Ltd.	4,000	312,751
Toell Co., Ltd.	2,100	13,388
Toenec Corp.	5,100	130,885
Togami Electric Manufacturing Co., Ltd.	800	10,435
Toho Bank, Ltd. (The)	107,500	167,606
Toho Co., Ltd.	3,800	33,026
Toho Co., Ltd.	3,500	130,480
Toho Gas Co., Ltd.	11,700	275,884
#Toho Holdings Co., Ltd.	24,000	391,417
Toho Titanium Co., Ltd.	27,600	316,561
Toho Zinc Co., Ltd.	4,700	101,538
Tohoku Bank, Ltd. (The)	4,000	30,874
Tohoku Electric Power Co., Inc.	96,600	538,324
Tokai Carbon Co., Ltd.	166,600	1,383,618
Tokai Corp.	8,700	115,700
TOKAI Holdings Corp.	59,200	399,358
Tokai Lease Co., Ltd.	200	2,370
Tokai Rika Co., Ltd.	32,400	342,606
Tokai Tokyo Financial Holdings, Inc.	93,600	279,586
Tokio Marine Holdings, Inc.	35,900	1,944,907
Tokushu Tokai Paper Co., Ltd.	4,200	111,840
Tokuyama Corp.	45,600	609,948
#*Tokyo Base Co., Ltd.	6,600	16,811
*Tokyo Electric Power Co. Holdings, Inc.	361,288	1,249,282
Tokyo Electron Device, Ltd.	1,000	42,143
Tokyo Electron, Ltd.	11,200	4,796,048
Tokyo Gas Co., Ltd.	28,400	546,036
Tokyo Keiki, Inc.	5,500	48,013
Tokyo Kiraboshi Financial Group, Inc.	11,412	155,026
Tokyo Ohka Kogyo Co., Ltd.	6,800	374,745
Tokyo Rakutenchi Co., Ltd.	1,400	42,737
#Tokyo Rope Manufacturing Co., Ltd.	1,700	11,127
Tokyo Sangyo Co., Ltd.	9,500	52,061
Tokyo Seimitsu Co., Ltd.	19,800	689,241
Tokyo Tatemono Co., Ltd.	77,400	1,089,670
Tokyo Theatres Co., Inc.	3,800	35,812
Tokyotokeiba Co., Ltd.	7,100	242,768
Tokyu Construction Co., Ltd.	72,100	336,125
Tokyu Corp.	36,400	446,993
Tokyu Fudosan Holdings Corp.	452,625	2,365,137
Toli Corp.	21,200	35,508
Tomato Bank, Ltd.	3,500	27,636
Tomen Devices Corp.	1,600	72,368
Tomoe Engineering Co., Ltd.	3,600	64,464
Tomoegawa Co., Ltd.	1,400	8,374
Tomoku Co., Ltd.	7,000	80,557

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
TOMONY Holdings, Inc.	64,400	$163,535
Tomy Co., Ltd.	64,100	612,502
Tonami Holdings Co., Ltd.	2,700	72,939
Topcon Corp.	107,500	1,394,778
Topre Corp.	28,000	239,241
Topy Industries, Ltd.	9,700	77,414
Toray Industries, Inc.	384,400	1,836,255
Torex Semiconductor, Ltd.	2,400	42,420
Toridoll Holdings Corp.	37,300	678,862
Torishima Pump Manufacturing Co., Ltd.	8,300	82,065
Tosei Corp.	21,800	183,742
Toshiba Corp.	11,900	496,538
Toshiba TEC Corp.	12,900	440,587
Tosoh Corp.	81,500	1,128,520
Totech Corp.	2,900	59,316
Totetsu Kogyo Co., Ltd.	16,700	302,008
TOTO, Ltd.	9,900	335,069
Totoku Electric Co., Ltd.	1,700	34,995
Tottori Bank, Ltd. (The)	4,000	36,771
Tow Co., Ltd.	16,200	39,387
Towa Bank, Ltd. (The)	15,900	66,148
Towa Corp.	22,200	352,123
Towa Pharmaceutical Co., Ltd.	17,100	364,015
Toyo Construction Co., Ltd.	48,800	350,670
Toyo Denki Seizo KK	2,600	18,483
*Toyo Engineering Corp.	15,600	73,689
Toyo Gosei Co., Ltd.	1,400	105,573
Toyo Ink SC Holdings Co., Ltd.	17,600	262,859
Toyo Kanetsu KK	4,300	80,849
Toyo Logistics Co., Ltd.	6,800	16,165
Toyo Machinery & Metal Co., Ltd.	7,600	35,372
Toyo Seikan Group Holdings, Ltd.	50,000	544,149
Toyo Suisan Kaisha, Ltd.	30,900	955,191
Toyo Tanso Co., Ltd.	6,700	146,815
Toyo Tire Corp.	76,700	882,678
Toyo Wharf & Warehouse Co., Ltd.	2,200	24,741
Toyobo Co., Ltd.	51,400	422,911
Toyoda Gosei Co., Ltd.	36,000	528,219
Toyota Boshoku Corp.	37,900	608,752
Toyota Motor Corp.	1,314,800	22,686,287
Toyota Motor Corp., Sponsored ADR	21,281	3,639,051
Toyota Tsusho Corp.	32,200	1,166,865
Traders Holdings Co., Ltd.	3,120	8,043
Trancom Co., Ltd.	4,800	251,559
Transaction Co., Ltd.	4,200	34,071
Transcosmos, Inc.	10,900	258,703
TRE Holdings Corp.	27,744	446,482
Trend Micro, Inc.	26,600	1,490,553
Tri Chemical Laboratories, Inc.	8,000	152,454
Trusco Nakayama Corp.	11,400	178,620
Tsubaki Nakashima Co., Ltd.	32,800	237,722
Tsubakimoto Chain Co.	12,400	283,872
Tsubakimoto Kogyo Co., Ltd.	1,500	40,985
Tsugami Corp.	46,600	439,528
*Tsukada Global Holdings, Inc.	10,100	25,024

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Tsukishima Kikai Co., Ltd.	9,600	$76,098
Tsukuba Bank, Ltd.	35,900	54,033
Tsumura & Co.	16,600	409,362
Tsuruha Holdings, Inc.	6,700	343,895
Tsurumi Manufacturing Co., Ltd.	6,800	97,885
Tsuzuki Denki Co., Ltd.	300	3,425
TV Tokyo Holdings Corp.	5,300	83,165
UACJ Corp.	20,790	350,458
UBE Corp.	73,920	1,150,222
Ubicom Holdings, Inc.	800	17,734
Uchida Yoko Co., Ltd.	4,500	170,539
ULS Group, Inc.	400	12,288
Ulvac, Inc.	16,000	637,234
Unicharm Corp.	20,000	698,827
Uniden Holdings Corp.	2,400	64,835
Union Tool Co.	2,100	60,621
Unipres Corp.	27,000	156,090
United Super Markets Holdings, Inc.	34,500	291,317
UNITED, Inc.	4,700	63,375
*Unitika, Ltd.	39,400	85,454
*Universal Entertainment Corp.	10,700	192,676
UPR Corp.	700	9,315
Urbanet Corp Co., Ltd.	14,900	34,616
Usen-Next Holdings Co., Ltd.	4,900	81,011
USS Co., Ltd.	18,700	311,907
UT Group Co., Ltd.	10,400	236,721
*UUUM Co., Ltd.	2,000	19,620
*Uzabase, Inc.	6,700	39,354
V Technology Co., Ltd.	5,800	134,748
Valor Holdings Co., Ltd.	22,100	348,319
Valqua, Ltd.	8,100	164,176
Value HR Co., Ltd.	4,200	45,287
ValueCommerce Co., Ltd.	9,900	293,806
#V-Cube, Inc.	8,800	62,421
Vector, Inc.	13,100	126,794
Vertex Corp.	3,020	70,861
*Village Vanguard Co., Ltd.	2,800	22,217
VINX Corp.	2,700	25,445
Vital KSK Holdings, Inc.	18,700	109,983
VT Holdings Co., Ltd.	70,000	248,534
Wacoal Holdings Corp.	19,200	274,159
Wacom Co., Ltd.	70,000	511,115
#Wakachiku Construction Co., Ltd.	5,800	86,803
Wakita & Co., Ltd.	16,500	137,160
Warabeya Nichiyo Holdings Co., Ltd.	8,500	108,513
Waseda Academy Co., Ltd.	3,100	25,243
Watahan & Co., Ltd.	8,400	86,295
Watts Co., Ltd.	4,500	24,521
WDB Holdings Co., Ltd.	4,100	86,551
Weathernews, Inc.	1,700	89,750
Welbe, Inc.	2,900	21,936
Welcia Holdings Co., Ltd.	17,200	355,656
West Holdings Corp.	12,524	504,595
West Japan Railway Co.	12,000	448,657
Will Group, Inc.	6,200	54,123
WIN-Partners Co., Ltd.	5,000	38,438

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Wood One Co., Ltd.	3,700	$39,439
#Workman Co., Ltd.	1,700	58,259
World Co., Ltd.	8,100	81,275
World Holdings Co., Ltd.	4,300	81,015
Wowow, Inc.	4,300	51,178
Xebio Holdings Co., Ltd.	9,600	67,799
YAC Holdings Co., Ltd.	4,800	56,684
Yachiyo Industry Co., Ltd.	5,600	28,700
Yahagi Construction Co., Ltd.	13,000	80,372
Yakult Honsha Co., Ltd.	4,600	238,592
YAKUODO Holdings Co., Ltd.	5,000	69,080
YAMABIKO Corp.	19,800	215,483
YAMADA Consulting Group Co., Ltd.	5,200	47,922
Yamada Holdings Co., Ltd.	326,840	976,282
Yamae Group Holdings Co., Ltd.	1,200	9,447
Yamagata Bank, Ltd. (The)	12,500	83,649
Yamaguchi Financial Group, Inc.	103,700	570,686
Yamaha Corp.	4,400	169,805
Yamaha Motor Co., Ltd.	98,800	2,051,343
Yamaichi Electronics Co., Ltd.	11,400	146,504
YA-MAN, Ltd.	12,900	123,564
Yamanashi Chuo Bank, Ltd. (The)	16,900	128,485
Yamatane Corp.	4,600	59,151
Yamato Holdings Co., Ltd.	42,700	805,816
Yamaura Corp.	1,900	13,697
Yamaya Corp.	2,500	47,951
Yamazaki Baking Co., Ltd.	43,600	540,457
Yamazen Corp.	20,800	154,443
Yaoko Co., Ltd.	8,800	464,588
Yashima Denki Co., Ltd.	7,200	52,405
Yaskawa Electric Corp.	6,100	209,517
Yasunaga Corp.	4,700	25,430
YE DIGITAL Corp.	4,300	13,574
Yellow Hat, Ltd.	16,500	206,823
Yokogawa Bridge Holdings Corp.	19,600	288,040
Yokogawa Electric Corp.	62,300	1,001,628
Yokohama Rubber Co., Ltd. (The)	69,700	935,000
Yokorei Co., Ltd.	20,900	140,022
Yokowo Co., Ltd.	12,900	255,093
Yondenko Corp.	4,000	54,183
Yondoshi Holdings, Inc.	5,700	74,176
Yonex Co., Ltd.	4,600	30,286
Yorozu Corp.	8,700	52,042
Yoshinoya Holdings Co., Ltd.	20,700	377,380
Yotai Refractories Co., Ltd.	8,000	83,544
Yuasa Funashoku Co., Ltd.	400	8,036
Yuasa Trading Co., Ltd.	6,600	147,731
Yuken Kogyo Co., Ltd.	1,600	20,747
Yukiguni Maitake Co., Ltd.	3,300	26,668
Yurtec Corp.	15,400	81,778
Yushin Precision Equipment Co., Ltd.	4,800	23,303
#Z Holdings Corp.	189,000	750,690
Zenrin Co., Ltd.	13,950	101,643
Zensho Holdings Co., Ltd.	34,337	813,635
Zeon Corp.	69,900	745,614

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
ZERIA Pharmaceutical Co., Ltd.	1,500	$23,040
ZIGExN Co., Ltd.	17,500	41,602
ZOZO, Inc.	27,800	592,220
Zuiko Corp.	4,800	29,009

TOTAL JAPAN		662,288,499

KOREA, REPUBLIC OF (4.6%)
*Able C&C Co., Ltd.	1,546	9,416
ABOV Semiconductor Co., Ltd.	3,017	33,389
*Abpro Bio Co., Ltd.	33,350	22,490
ADTechnology Co., Ltd.	2,279	32,661
Advanced Nano Products Co., Ltd.	930	52,794
Advanced Process Systems Corp.	7,528	145,645
Aekyung Industrial Co., Ltd.	1,241	19,563
Aekyung Petrochemical Co., Ltd.	5,684	47,744
*AeroSpace Technology of Korea, Inc.	7,617	40,329
AfreecaTV Co., Ltd.	5,579	488,607
*Agabang&Company	9,906	36,043
Ahn-Gook Pharmaceutical Co., Ltd.	1,865	16,482
Ahnlab, Inc.	706	58,459
*Air Busan Co., Ltd.	10,880	20,010
AJ Networks Co., Ltd.	9,411	49,827
*Ajin Industrial Co., Ltd.	19,310	47,276
AK Holdings, Inc.	2,163	37,026
*Alpha Holdings, Inc.	3,024	6,994
*Alteogen, Inc.	1,432	66,013
*ALUKO Co., Ltd.	14,854	43,344
*Amicogen, Inc.	872	22,147
Amorepacific Corp.	1,447	208,525
AMOREPACIFIC Group	10,872	432,803
*Amotech Co., Ltd.	1,609	37,279
*Anam Electronics Co., Ltd.	26,032	49,328
*Ananti, Inc.	10,455	72,669
*Apact Co., Ltd.	5,646	28,994
APS Holdings Corp.	6,201	65,417
APTC Co., Ltd.	5,609	93,334
*Aroot Co., Ltd.	45,309	18,542
Asia Cement Co., Ltd.	9,600	116,943
ASIA Holdings Co., Ltd.	566	71,426
Asia Paper Manufacturing Co., Ltd.	2,188	77,608
Atec Co., Ltd.	1,889	20,304
Aurora World Corp.	2,222	18,576
Austem Co., Ltd.	8,124	15,265
Autech Corp.	5,453	41,679
Avaco Co., Ltd.	3,386	29,115
Baiksan Co., Ltd.	6,645	66,397
<*»Barun Electronics Co., Ltd.	326	52
*Barunson Entertainment & Arts Corp.	16,660	18,305
Bcworld Pharm Co., Ltd.	1,008	9,751
BGF retail Co., Ltd.	2,200	317,038
BH Co., Ltd.	8,461	183,232
*BHI Co., Ltd.	2,415	11,171
*Binex Co., Ltd.	1,074	13,340
Binggrae Co., Ltd.	2,636	115,430
*BioSmart Co., Ltd.	2,999	11,616

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
BIT Computer Co., Ltd.	2,385	$17,090
BNK Financial Group, Inc.	91,338	573,044
Boditech Med, Inc.	5,676	65,075
BoKwang Industry Co., Ltd.	3,616	23,636
Bookook Securities Co., Ltd.	1,282	24,905
Boryung	9,276	96,748
Bukwang Pharmaceutical Co., Ltd.	1,943	18,409
BYC Co., Ltd.	82	29,705
*»BYON Co., Ltd.	12,725	8,217
Byucksan Corp.	23,697	74,525
*Cafe24 Corp.	1,635	24,668
*CammSys Corp.	30,945	45,333
*Capro Corp.	9,878	36,177
Caregen Co., Ltd.	491	50,820
*Carelabs Co., Ltd.	2,443	17,194
Celltrion Healthcare Co., Ltd.	1,236	63,178
*Celltrion Pharm, Inc.	608	44,729
Celltrion, Inc.	3,988	558,828
*Chabiotech Co., Ltd.	5,746	86,007
Changhae Ethanol Co., Ltd.	2,313	26,334
Cheil Worldwide, Inc.	19,704	396,904
Chemtronics Co., Ltd.	3,658	76,014
*ChinHung International, Inc.	4,637	9,987
*Choil Aluminum Co., Ltd.	21,104	40,830
Chong Kun Dang Pharmaceutical Corp.	3,612	284,704
Chongkundang Holdings Corp.	956	52,747
*CHOROKBAEM HEALTHCARE Co., Ltd.	30,767	30,987
Chunbo Co., Ltd.	284	63,199
CJ CheilJedang Corp.	5,197	1,646,820
CJ Corp.	8,526	590,575
CJ ENM Co., Ltd.	4,849	493,393
CJ Freshway Corp.	1,946	63,989
*CJ Logistics Corp.	2,606	255,205
CKD Bio Corp.	418	11,881
Classys, Inc.	3,148	52,007
Clean & Science Co., Ltd.	1,017	12,389
*Com2uS Holdings Corp.	1,501	102,178
*Comtec Systems Co., Ltd.	24,189	19,047
Cosmax, Inc.	4,378	299,767
*Cosmecca Korea Co., Ltd.	891	11,031
*CosmoAM&T Co., Ltd.	2,450	109,431
*Cosmochemical Co., Ltd.	1,750	23,686
Coway Co., Ltd.	23,509	1,327,061
Creas F&C Co., Ltd.	872	27,875
Creverse, Inc.	2,384	58,841
Crown Confectionery Co., Ltd.	1,955	18,289
CROWNHAITAI Holdings Co., Ltd.	6,389	52,903
*CrystalGenomics, Inc.	4,872	19,860
CS Wind Corp.	2,151	102,412
Cuckoo Holdings Co., Ltd.	3,140	46,750
Cuckoo Homesys Co., Ltd.	2,925	81,742
Cymechs, Inc.	1,812	27,267
*D&C Media Co., Ltd.	524	13,183
D.I Corp.	6,112	42,580
Dae Hwa Pharmaceutical Co., Ltd.	1,708	11,396

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Dae Won Chemical Co., Ltd.	6,000	$13,639
Dae Won Kang Up Co., Ltd.	16,250	44,765
*Dae Young Packaging Co., Ltd.	11,205	20,519
Daebongls Co., Ltd.	2,222	18,399
Daechang Co., Ltd.	31,547	53,248
Daedong Corp.	6,878	81,320
Daeduck Electronics Co., Ltd.	7,544	183,795
Daehan New Pharm Co., Ltd.	3,538	36,619
*Dae-Il Corp.	2,747	12,029
Daejoo Electronic Materials Co., Ltd.	1,407	93,539
Daejung Chemicals & Metals Co., Ltd.	1,255	20,684
Daelim B&Co Co., Ltd.	2,393	15,166
Daesang Corp.	13,274	268,439
Daesang Holdings Co., Ltd.	7,797	65,803
*Daesung Eltec Co., Ltd.	21,904	12,853
Daesung Holdings Co., Ltd.	711	33,795
*Daesung Industrial Co., Ltd.	8,078	35,245
*Daewon Cable Co., Ltd.	7,277	11,790
*Daewon Media Co., Ltd.	2,936	39,505
Daewon Pharmaceutical Co., Ltd.	4,140	59,990
*Daewoo Engineering & Construction Co., Ltd.	116,997	630,629
*Daewoo Shipbuilding & Marine Engineering Co., Ltd.	17,168	359,489
Daewoong Co., Ltd.	3,522	84,264
Daewoong Pharmaceutical Co., Ltd.	657	95,725
Daihan Pharmaceutical Co., Ltd.	2,757	63,876
Daishin Securities Co., Ltd.	16,973	238,514
*Danal Co., Ltd.	3,342	25,650
Danawa Co., Ltd.	2,885	48,466
Daol Investment & Securities Co., Ltd.	37,533	141,048
*Dasan Networks, Inc.	8,208	43,785
Dawonsys Co., Ltd.	3,997	93,879
*Dayou Automotive Seat Technology Co., Ltd.	36,739	35,247
DB Financial Investment Co., Ltd.	13,364	69,161
DB HiTek Co., Ltd.	21,272	1,146,588
DB Insurance Co., Ltd.	33,231	1,780,610
Dentium Co., Ltd.	2,282	124,093
Deutsch Motors, Inc.	10,999	98,518
Device ENG Co., Ltd.	2,083	38,725
DGB Financial Group, Inc.	85,446	608,191
DI Dong Il Corp.	8,200	159,626
Digital Daesung Co., Ltd.	3,207	21,806
*DIO Corp.	3,582	97,678
DL E&C Co., Ltd.	10,242	491,714
DL Holdings Co., Ltd.	4,708	232,026
DMS Co., Ltd.	8,142	40,969
DNF Co., Ltd.	1,073	19,264
Dohwa Engineering Co., Ltd.	3,658	25,455
Dong-A Hwasung Co., Ltd.	1,280	11,567
Dong-A Socio Holdings Co., Ltd.	1,207	109,553
Dong-A ST Co., Ltd.	2,252	125,510
Dong-Ah Geological Engineering Co., Ltd.	5,490	88,732
*Dongbang Transport Logistics Co., Ltd.	16,699	45,404
Dongjin Semichem Co., Ltd.	34,130	1,035,313
Dongkoo Bio & Pharma Co., Ltd.	2,349	13,971
DongKook Pharmaceutical Co., Ltd.	9,102	163,053
Dongkuk Steel Mill Co., Ltd.	40,903	613,871

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Dongkuk Structures & Construction Co., Ltd.	3,797	$17,413
Dongsuh Cos., Inc.	897	19,140
Dongsung Finetec Co., Ltd.	9,210	87,994
*Dongwha Enterprise Co., Ltd.	1,042	68,443
Dongwha Pharm Co., Ltd.	26,132	264,233
Dongwon F&B Co., Ltd.	746	105,723
Dongwon Industries Co., Ltd.	960	190,701
Dongwon Systems Corp.	2,248	106,315
Doosan Bobcat, Inc.	13,624	450,698
Doosan Co., Ltd.	3,262	233,223
*Doosan Enerbility	146,386	2,400,917
*Doosan Fuel Cell Co., Ltd.	7,692	213,429
DoubleUGames Co., Ltd.	5,898	233,854
Douzone Bizon Co., Ltd.	6,665	216,772
DRB Holding Co., Ltd.	4,714	20,417
*Dream Security Co., Ltd.	9,336	30,699
Dreamtech Co., Ltd.	12,336	103,618
Drgem Corp.	1,507	11,986
*DSK Co., Ltd.	4,393	24,833
*Duck Yang Industry Co., Ltd.	6,472	16,901
*Duk San Neolux Co., Ltd.	3,707	123,813
*Duksan Hi-Metal Co., Ltd.	3,692	28,102
DY Corp.	3,478	24,645
DY POWER Corp.	5,033	59,506
DYPNF Co., Ltd.	1,795	53,593
*»E Investment&Development Co., Ltd.	202,085	28,479
E1 Corp.	979	39,051
Eagon Industrial, Ltd.	2,793	29,464
Easy Bio, Inc.	11,835	62,756
Easy Holdings Co., Ltd.	19,205	78,747
eBEST Investment & Securities Co., Ltd.	10,646	64,673
Echo Marketing, Inc.	4,236	67,789
*EcoBio Holdings Co., Ltd.	2,982	17,688
Ecoplastic Corp.	15,825	36,476
Ecopro BM Co., Ltd.	3	1,138
Ecopro Co., Ltd.	4,598	314,842
Ecopro HN Co., Ltd.	3,296	131,473
e-Credible Co., Ltd.	1,366	20,664
Elentec Co., Ltd.	13,409	243,946
E-MART, Inc.	5,911	621,220
*EMKOREA Co., Ltd.	2,736	7,722
EM-Tech Co., Ltd.	2,896	89,232
ENF Technology Co., Ltd.	9,304	261,119
Eo Technics Co., Ltd.	1,099	97,913
Estechpharma Co., Ltd.	1,289	9,914
Eugene Investment & Securities Co., Ltd.	30,725	80,482
Eugene Technology Co., Ltd.	4,257	146,419
*E-World	9,343	20,270
Exicon Co., Ltd.	1,852	18,800
F&F Co., Ltd.	5,170	580,390
Farmsco	6,877	39,806
FarmStory Co., Ltd.	27,766	98,817
Fila Holdings Corp.	27,655	717,797
Fine Semitech Corp.	5,871	104,238
Fine Technix Co., Ltd.	3,805	39,989

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Foosung Co., Ltd.	16,569	$251,965
Gabia, Inc.	4,066	45,160
Gaon Cable Co., Ltd.	1,340	28,059
*GemVax & Kael Co., Ltd.	1,717	20,232
Gemvaxlink Co., Ltd.	22,329	29,333
*Genexine, Inc.	2,655	85,611
GENOLUTION, Inc.	2,767	30,402
Global Standard Technology Co., Ltd.	2,520	62,599
GMB Korea Corp.	5,922	27,300
*GNCO Co., Ltd.	4,594	2,871
GOLFZON Co., Ltd.	1,752	227,090
»Gradiant Corp.	11,867	42,706
*Grand Korea Leisure Co., Ltd.	3,159	38,984
Green Chemical Co., Ltd.	2,348	18,171
Green Cross Corp.	445	66,785
Green Cross Holdings Corp.	7,703	135,845
Green Cross LabCell Corp.	1,524	81,054
GS Engineering & Construction Corp.	31,483	1,054,029
*GS Global Corp.	16,011	58,639
GS Holdings Corp.	32,550	1,132,512
GS Retail Co., Ltd.	20,176	463,438
Gwangju Shinsegae Co., Ltd.	1,055	30,995
Hae In Corp.	3,320	17,049
HAESUNG DS Co., Ltd.	4,957	280,213
Haesung Industrial Co., Ltd.	876	9,346
Haitai Confectionery & Foods Co., Ltd.	4,559	31,688
Halla Corp.	14,134	61,893
Halla Holdings Corp.	5,006	167,398
Han Kuk Carbon Co., Ltd.	96,719	1,012,623
Hana Financial Group, Inc.	47,280	1,769,236
Hana Materials, Inc.	3,285	164,773
*Hana Micron, Inc.	16,148	231,420
Hana Pharm Co., Ltd.	1,618	25,764
*Hanall Biopharma Co., Ltd.	1,459	21,490
HanChang Paper Co., Ltd.	28,019	48,966
*Hancom, Inc.	5,157	84,581
Handok, Inc.	3,605	63,145
Handsome Co., Ltd.	6,772	191,406
Hanil Cement Co., Ltd.	9,635	158,410
Hanil Holdings Co., Ltd.	5,153	55,181
Hanil Hyundai Cement Co., Ltd.	1,484	38,400
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	4,636	17,514
*Hanjin Kal Corp.	460	21,059
Hanjin Transportation Co., Ltd.	6,385	167,505
Hankook Shell Oil Co., Ltd.	303	61,276
Hankook Tire & Technology Co., Ltd.	31,000	860,151
Hanmi Pharm Co., Ltd.	360	89,427
Hanmi Science Co., Ltd.	453	18,466
Hanmi Semiconductor Co., Ltd.	17,322	211,008
HanmiGlobal Co., Ltd.	2,183	23,464
Hanon Systems	35,882	325,681
Hansae Co., Ltd.	7,974	165,702
Hansae Yes24 Holdings Co., Ltd.	4,846	26,391
Hanshin Construction Co., Ltd.	4,668	66,155
Hanshin Machinery Co.	5,751	58,380
Hansol Chemical Co., Ltd.	2,937	576,410

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Hansol Holdings Co., Ltd.	18,532	$52,453
Hansol HomeDeco Co., Ltd.	24,463	35,058
Hansol Logistics Co., Ltd.	14,713	51,250
Hansol Paper Co., Ltd.	16,178	188,700
*Hansol Technics Co., Ltd.	11,263	61,964
Hanssem Co., Ltd.	1,642	102,756
Hanwha Aerospace Co., Ltd.	14,730	625,087
Hanwha Corp.	17,230	413,602
*Hanwha General Insurance Co., Ltd.	41,493	156,920
Hanwha Investment & Securities Co., Ltd.	53,696	205,635
*Hanwha Life Insurance Co., Ltd.	111,893	261,915
*Hanwha Solutions Corp.	71,279	1,816,026
Hanyang Eng Co., Ltd.	5,129	64,725
Hanyang Securities Co., Ltd.	5,778	63,024
Harim Co., Ltd.	24,641	74,845
HB Technology Co., Ltd.	8,492	16,294
HD Hyundai Co., Ltd.	10,945	508,036
HDC Hyundai Engineering Plastics Co., Ltd.	4,140	15,541
*Helixmith Co., Ltd.	1,940	32,514
*Heung-A Shipping Co., Ltd.	11,732	27,462
*Heungkuk Fire & Marine Insurance Co., Ltd.	26,951	84,758
High Tech Pharm Co., Ltd.	1,557	15,062
HIMS Co., Ltd.	2,899	20,842
Hite Jinro Co., Ltd.	10,858	322,455
Hitejinro Holdings Co., Ltd.	5,272	59,184
*HJ Magnolia Yongpyong Hotel & Resort Corp.	11,314	47,292
*HJ Shipbuilding & Construction Co., Ltd.	6,658	41,666
*HLB Life Science Co., Ltd.	7,215	59,742
*HLB, Inc.	2,710	67,103
HLscience Co., Ltd.	474	14,831
HMM Co., Ltd.	50,142	1,133,784
*Home Center Holdings Co., Ltd.	19,426	27,067
*Homecast Co., Ltd.	5,594	13,695
Hotel Shilla Co., Ltd.	1,154	74,606
HS Industries Co., Ltd.	33,630	160,921
*HSD Engine Co., Ltd.	5,280	44,981
*Hugel, Inc.	1,728	172,525
*Humax Co., Ltd.	8,954	32,508
Humedix Co., Ltd.	667	11,258
*Huneed Technologies	2,598	18,678
Huons Co., Ltd.	3,421	117,120
Huons Global Co., Ltd.	2,432	55,088
Husteel Co., Ltd.	1,426	27,305
Huvis Corp.	6,198	38,293
Huvitz Co., Ltd.	2,888	24,718
Hwa Shin Co., Ltd.	5,548	37,635
*Hwail Pharm Co., Ltd.	5,818	15,448
Hwaseung Corp. Co., Ltd.	16,883	23,590
Hwaseung Enterprise Co., Ltd.	3,754	49,316
Hwaseung R&A Co., Ltd.	6,406	23,665
Hyosung Advanced Materials Corp.	1,295	492,842
*Hyosung Chemical Corp.	922	167,002
*Hyosung Heavy Industries Corp.	1,861	82,678
Hyosung TNC Corp.	1,369	450,702
HyosungITX Co., Ltd.	1,138	15,856

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Hyundai Bioland Co., Ltd.	1,881	$26,957
Hyundai BNG Steel Co., Ltd.	4,074	58,872
Hyundai Construction Equipment Co., Ltd.	6,207	184,332
Hyundai Department Store Co., Ltd.	7,358	443,472
*Hyundai Doosan Infracore Co., Ltd.	66,344	348,095
*Hyundai Electric & Energy System Co., Ltd.	9,398	163,492
Hyundai Elevator Co., Ltd.	7,157	203,143
*Hyundai Energy Solutions Co., Ltd.	2,217	39,186
Hyundai Engineering & Construction Co., Ltd.	27,031	958,783
Hyundai Engineering & Construction Co., Ltd.	423	25,191
Hyundai Ezwel Co., Ltd.	3,258	27,755
Hyundai Glovis Co., Ltd.	9,915	1,649,869
Hyundai Home Shopping Network Corp.	2,761	132,774
Hyundai Livart Furniture Co., Ltd.	5,239	61,733
Hyundai Marine & Fire Insurance Co., Ltd.	39,665	1,027,942
Hyundai Motor Co.	12,016	1,779,439
Hyundai Motor Securities Co., Ltd.	9,464	82,885
*Hyundai Rotem Co., Ltd.	8,840	134,078
Hyundai Steel Co.	28,126	974,109
Hyundai Wia Corp.	8,471	441,760
HyVision System, Inc.	3,080	49,903
*iA, Inc.	22,640	18,206
ICD Co., Ltd.	7,716	67,884
*Icure Pharm, Inc.	1,012	10,152
*IHQ, Inc.	28,719	25,724
Iljin Electric Co., Ltd.	5,010	22,457
Iljin Holdings Co., Ltd.	9,856	43,630
Iljin Materials Co., Ltd.	328	22,981
Iljin Power Co., Ltd.	1,996	34,406
Ilyang Pharmaceutical Co., Ltd.	2,041	40,381
iMarketKorea, Inc.	8,008	68,540
InBody Co., Ltd.	3,074	71,588
Incross Co., Ltd.	799	24,555
Industrial Bank of Korea	96,665	865,829
INFAC Corp.	3,820	30,384
*INNO Instrument, Inc.	8,405	12,815
Innocean Worldwide, Inc.	3,075	119,719
InnoWireless, Inc.	392	12,203
Innox Advanced Materials Co., Ltd.	5,836	230,234
*Insun ENT Co., Ltd.	6,974	62,189
Intekplus Co., Ltd.	1,440	30,439
Intellian Technologies, Inc.	308	19,275
Intelligent Digital Integrated Security Co., Ltd.	1,054	21,651
*Interflex Co., Ltd.	3,448	46,120
Interojo Co., Ltd.	2,158	55,926
*iNtRON Biotechnology, Inc.	913	13,121
Inzi Controls Co., Ltd.	3,370	29,514
INZI Display Co., Ltd.	15,360	30,818
*»Iones Co., Ltd.	2,692	20,619
IS Dongseo Co., Ltd.	6,779	289,295
ISC Co., Ltd.	1,275	36,443
i-SENS, Inc.	2,574	59,534
ISU Chemical Co., Ltd.	6,469	80,863
*IsuPetasys Co., Ltd.	43,826	272,168
*Jaeyoung Solutec Co., Ltd.	18,171	13,614
*Jahwa Electronics Co., Ltd.	3,600	99,315

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
JASTECH, Ltd.	2,126	$11,544
*Jayjun Cosmetic Co., Ltd.	14,235	15,754
JB Financial Group Co., Ltd.	75,507	538,048
JC Chemical Co., Ltd.	2,795	32,267
JC Hyun System, Inc.	3,025	17,004
*Jeju Semiconductor Corp.	2,916	12,630
Jinsung T.E.C.	6,911	66,579
JLS Co., Ltd.	5,065	30,769
*JNK Heaters Co., Ltd.	6,208	32,622
*JNTC Co., Ltd.	1,489	7,599
*JoyCity Corp.	5,025	28,206
JS Corp.	807	15,035
Jungdawn Co., Ltd.	6,535	15,557
Jusung Engineering Co., Ltd.	5,310	90,684
JVM Co., Ltd.	902	13,322
JW Holdings Corp.	8,941	31,536
JW Life Science Corp.	2,832	33,934
JW Pharmaceutical Corp.	1,340	32,967
JYP Entertainment Corp.	8,302	392,626
*Kanglim Co., Ltd.	7,262	13,876
Kangnam Jevisco Co., Ltd.	1,293	26,509
*Kangwon Land, Inc.	9,407	200,723
KAON Media Co., Ltd.	5,465	54,389
KB Financial Group, Inc.	85,774	3,995,047
KB Financial Group, Inc., Sponsored ADR	12,984	596,225
KC Green Holdings Co., Ltd.	5,380	18,247
KC Tech Co., Ltd.	4,198	70,189
KCC Glass Corp.	4,608	228,199
KCTC	6,856	34,444
*KEC Corp.	8,891	22,581
KEPCO Plant Service & Engineering Co., Ltd.	6,940	210,521
»Keyang Electric Machinery Co., Ltd.	5,070	14,471
*KEYEAST Co., Ltd.	4,075	35,689
KG Chemical Corp.	3,158	105,602
KG DONGBUSTEEL	4,220	82,821
Kginicis Co., Ltd.	21,459	297,282
KGMobilians Co., Ltd.	11,569	80,596
*KH FEELUX Co., Ltd.	47,863	86,123
KH Vatec Co., Ltd.	1,074	17,358
Kia Corp.	35,345	2,358,209
*KineMaster Corp.	1,862	20,977
KINX, Inc.	1,250	53,244
KISWIRE, Ltd.	3,796	84,775
KIWOOM Securities Co., Ltd.	8,850	671,501
KleanNara Co., Ltd.	13,123	50,204
KM Corp.	3,409	20,736
*KMH Co., Ltd.	5,729	41,143
*KMW Co., Ltd.	3,893	102,284
Koentec Co., Ltd.	9,065	60,481
Koh Young Technology, Inc.	5,491	84,595
Kolmar BNH Co., Ltd.	5,147	141,379
Kolmar Korea Co., Ltd.	2,183	81,689
Kolon Corp.	2,494	55,599
Kolon Global Corp.	4,370	73,587
Kolon Industries, Inc.	27,114	1,344,906

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Kolon Plastic, Inc.	3,939	$40,456
KoMiCo, Ltd.	2,650	115,621
Kopla Co., Ltd.	2,448	13,760
Korea Aerospace Industries, Ltd.	11,226	391,927
Korea Arlico Pharm Co., Ltd.	2,877	16,973
Korea Cast Iron Pipe Industries Co., Ltd.	2,347	19,527
*Korea Circuit Co., Ltd.	2,311	53,727
Korea District Heating Corp.	352	10,145
*Korea Electric Power Corp., Sponsored ADR	19,477	172,956
*Korea Electric Power Corp.	8,427	154,987
Korea Electric Terminal Co., Ltd.	2,571	143,288
Korea Electronic Power Industrial Development Co., Ltd.	2,574	26,642
Korea Flange Co., Ltd.	4,442	11,229
Korea Fuel-Tech Corp.	11,559	31,658
Korea Gas Corp.	4,518	147,482
*Korea Information & Communications Co., Ltd.	4,831	31,232
Korea Investment Holdings Co., Ltd.	26,593	1,494,798
*Korea Line Corp.	107,559	229,077
Korea Petrochemical Ind Co., Ltd.	2,135	258,376
Korea Petroleum Industries Co.	1,250	18,362
*Korea Shipbuilding & Offshore Engineering Co., Ltd.	12,653	924,797
Korea United Pharm, Inc.	1,409	33,150
Korea Zinc Co., Ltd.	3,182	1,459,261
*Korean Air Lines Co., Ltd.	148,751	3,570,735
Korean Drug Co., Ltd.	2,263	16,216
Korean Reinsurance Co.	38,045	294,425
*KOSES Co., Ltd.	2,037	17,435
*KPM Tech Co., Ltd.	13,178	8,299
KSS LINE, Ltd.	10,808	103,261
*Kt alpha Co., Ltd.	1,876	9,425
KT Corp., Sponsored ADR	10,532	146,711
KT Submarine Co., Ltd.	1,746	8,563
KT&G Corp.	18,286	1,202,567
KTCS Corp.	14,078	27,349
Kukdo Chemical Co., Ltd.	1,651	72,560
*Kukdong Corp.	17,735	32,406
Kukdong Oil & Chemicals Co., Ltd.	4,465	16,602
*Kumho HT, Inc.	52,756	63,635
Kumho Petrochemical Co., Ltd.	9,239	1,136,485
*Kumho Tire Co., Inc.	43,367	148,815
KUMHOE&C Co., Ltd.	8,453	69,657
Kumkang Kind Co., Ltd.	7,285	58,582
Kwang Dong Pharmaceutical Co., Ltd.	15,864	92,077
Kyeryong Construction Industrial Co., Ltd.	6,236	184,697
Kyobo Securities Co., Ltd.	10,286	64,042
Kyongbo Pharmaceutical Co., Ltd.	1,786	12,201
Kyung Dong Navien Co., Ltd.	2,793	114,300
Kyungbang Co., Ltd.	6,447	81,614
*Kyungchang Industrial Co., Ltd.	16,657	37,399
KyungDong City Gas Co., Ltd.	601	12,609
Kyung-In Synthetic Corp.	11,370	63,730
L&C Bio Co., Ltd.	1,458	46,491
LabGenomics Co., Ltd.	11,214	63,302
*Lake Materials Co., Ltd.	13,070	47,452
LB Semicon, Inc.	24,397	231,150
Lee Ku Industrial Co., Ltd.	5,377	19,522

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
LEENO Industrial, Inc.	3,261	$459,811
*Leenos Corp.	11,609	11,646
LG Chem, Ltd.	3,040	1,256,178
LG Corp.	13,421	783,248
LG Display Co., Ltd.	143,220	1,909,980
#LG Display Co., Ltd., Sponsored ADR	144,957	932,074
LG Electronics, Inc.	61,338	5,689,393
LG HelloVision Co., Ltd.	20,364	104,576
LG Household & Health Care, Ltd.	773	559,440
LG Innotek Co., Ltd.	13,545	3,763,698
LG Uplus Corp.	144,619	1,611,995
LIG Nex1 Co., Ltd.	2,920	190,869
Lion Chemtech Co., Ltd.	1,399	9,278
*Lock&Lock Co., Ltd.	9,097	75,688
LOT Vacuum Co., Ltd.	3,162	37,259
Lotte Chemical Corp.	6,549	1,024,585
Lotte Chilsung Beverage Co., Ltd.	1,606	232,717
Lotte Confectionery Co., Ltd.	563	56,031
Lotte Corp.	5,481	149,462
Lotte Data Communication Co.	1,980	57,303
LOTTE Fine Chemical Co., Ltd.	20,005	1,298,095
Lotte Food Co., Ltd.	197	53,955
LOTTE Himart Co., Ltd.	4,318	81,134
*Lotte Non-Life Insurance Co., Ltd.	41,650	66,322
Lotte Shopping Co., Ltd.	3,712	279,287
LS Corp.	8,770	402,889
LS Electric Co., Ltd.	8,261	314,720
*Lumens Co., Ltd.	22,437	24,920
*LVMC Holdings	29,041	80,695
LX Hausys, Ltd.	8,988	422,923
*LX Holdings Corp.	12,731	101,057
LX INTERNATIONAL Corp.	13,469	412,327
LX Semicon Co., Ltd.	5,681	601,571
Macquarie Korea Infrastructure Fund	69,017	780,288
Macrogen, Inc.	1,417	31,194
Maeil Dairies Co., Ltd.	2,223	122,831
Maeil Holdings Co., Ltd.	4,128	35,988
Mando Corp.	17,922	776,239
Mcnex Co., Ltd.	6,556	233,323
*ME2ON Co., Ltd.	8,057	36,821
*Medipost Co., Ltd.	771	14,057
Medytox, Inc.	1,345	146,494
Meerecompany, Inc.	1,184	22,577
MegaStudyEdu Co., Ltd.	3,610	273,912
MEKICS CO, Ltd.	2,244	11,327
Meritz Financial Group, Inc.	26,181	788,974
Meritz Fire & Marine Insurance Co., Ltd.	28,371	1,001,794
Meritz Securities Co., Ltd.	185,167	965,640
*Mgame Corp.	5,682	45,194
MiCo, Ltd.	33,298	290,297
Mirae Asset Life Insurance Co., Ltd.	45,023	142,668
Mirae Asset Securities Co., Ltd.	107,472	688,813
Miwon Commercial Co., Ltd.	353	48,200
Miwon Holdings Co., Ltd.	92	10,218
Miwon Specialty Chemical Co., Ltd.	1,128	187,701

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
*Mobase Co., Ltd.	3,216	$9,256
*Mobase Electronics Co., Ltd.	7,749	11,445
*Mobile Appliance, Inc.	4,921	15,594
Moorim P&P Co., Ltd.	12,956	52,195
Moorim Paper Co., Ltd.	3,983	11,559
*Motrex Co., Ltd.	1,483	37,552
Mr Blue Corp.	2,196	14,110
*MS Autotech Co., Ltd.	4,616	19,589
Multicampus Co., Ltd.	752	28,140
Nam Hwa Construction Co., Ltd.	1,132	8,283
Namhae Chemical Corp.	9,104	101,478
*NamKwang Engineering & Construction Co., Ltd.	1,419	14,348
*Namsun Aluminum Co., Ltd.	29,816	71,454
*Namuga Co., Ltd.	2,376	22,322
Nasmedia Co., Ltd.	1,599	36,092
NAVER Corp.	2,412	550,189
NCSoft Corp.	1,379	462,777
*NDFOS Co., Ltd.	2,063	13,222
NeoPharm Co., Ltd.	1,311	27,295
*Neowiz	4,187	70,339
*Nepes Ark Corp.	1,253	42,598
*NEPES Corp.	6,193	150,634
Netmarble Corp.	661	50,312
Newtree Co., Ltd.	743	11,683
Nexen Corp.	11,315	40,675
Nexen Tire Corp.	19,176	104,888
*Nexon Games Co., Ltd.	2,329	44,225
NEXTIN, Inc.	1,816	98,318
NH Investment & Securities Co., Ltd.	57,348	495,403
*NHN KCP Corp.	8,473	142,004
NI Steel Co., Ltd.	10,022	47,636
NICE Holdings Co., Ltd.	8,074	109,603
Nice Information & Telecommunication, Inc.	4,184	100,769
NICE Information Service Co., Ltd.	14,030	205,535
NICE Total Cash Management Co., Ltd.	8,974	46,156
*NK Co., Ltd.	11,385	10,741
Nong Shim Holdings Co., Ltd.	919	54,877
Nong Woo Bio Co., Ltd.	1,832	18,889
NongShim Co., Ltd.	1,597	385,899
Noroo Holdings Co., Ltd.	1,230	11,801
NOROO Paint & Coatings Co., Ltd.	4,000	35,669
NOVAREX Co., Ltd.	1,890	58,837
NPC	8,436	77,576
Oceanbridge Co., Ltd.	1,265	15,107
OCI Co., Ltd.	6,769	568,574
Okong Corp.	2,287	7,884
*Omnisystem Co., Ltd.	9,523	17,552
OptoElectronics Solutions Co., Ltd.	2,293	52,304
*OPTRON-TEC, Inc.	11,325	61,584
Orion Corp.	2,797	211,556
Orion Holdings Corp.	11,799	139,033
»Osstem Implant Co., Ltd.	7,027	629,409
Ottogi Corp.	557	208,431
Paik Kwang Industrial Co., Ltd.	13,521	59,316
Pan Ocean Co., Ltd.	77,892	413,026
*Pan-Pacific Co., Ltd.	8,830	18,490

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
*Paradise Co., Ltd.	21,299	$282,347
Park Systems Corp.	1,042	94,411
Partron Co., Ltd.	29,202	272,025
*Pearl Abyss Corp.	4,524	245,650
People & Technology, Inc.	8,138	327,205
PHA Co., Ltd.	2,201	15,999
PharmaResearch Co., Ltd.	623	46,130
*Pharmicell Co., Ltd.	6,855	62,492
PI Advanced Materials Co., Ltd.	7,039	268,726
Poongsan Corp.	8,592	218,904
POSCO, Sponsored ADR	33,942	1,924,851
POSCO Chemical Co., Ltd.	763	82,618
POSCO Holdings, Inc.	7,407	1,704,318
Posco ICT Co., Ltd.	3,942	19,428
Posco International Corp.	22,451	441,513
POSCO Steeleon Co., Ltd.	857	35,413
*Power Logics Co., Ltd.	18,336	112,410
»Protec Co., Ltd.	1,581	36,882
PSK, Inc.	5,160	200,073
Pulmuone Co., Ltd.	8,790	117,923
Pungkuk Ethanol Co., Ltd.	1,844	25,986
Rayence Co., Ltd.	875	8,534
<*»Redrover Co., Ltd.	4,271	1,167
Reyon Pharmaceutical Co., Ltd.	1,119	24,946
RFHIC Corp.	1,017	23,239
*RFTech Co., Ltd.	13,862	69,751
Rsupport Co., Ltd.	3,581	15,225
S Net Systems, Inc.	1,963	11,565
S&S Tech Corp.	4,200	93,296
S-1 Corp.	5,222	286,462
Sajo Industries Co., Ltd.	712	31,745
Sajodaerim Corp.	851	22,224
*Sajodongaone Co., Ltd.	16,592	27,279
*SAM KANG M&T Co., Ltd.	1,181	19,464
Sambo Corrugated Board Co., Ltd.	1,487	16,160
Sambo Motors Co., Ltd.	6,699	28,055
*Sambu Engineering & Construction Co., Ltd.	17,272	36,923
Samchully Co., Ltd.	408	36,707
SAMHWA Paints Industrial Co., Ltd.	4,195	32,131
Samick Musical Instruments Co., Ltd.	15,326	21,171
Samick THK Co., Ltd.	1,844	19,967
Samji Electronics Co., Ltd.	5,213	50,013
Samjin LND Co., Ltd.	3,154	7,232
Samjin Pharmaceutical Co., Ltd.	3,278	65,769
Samkee Corp.	13,569	43,375
SAMPYO Cement Co., Ltd.	10,906	46,368
*Samsung Biologics Co., Ltd.	86	57,379
Samsung Electro-Mechanics Co., Ltd.	11,169	1,476,158
Samsung Electronics Co., Ltd.	629,940	33,804,105
Samsung Electronics Co., Ltd., GDR	10,594	14,021,159
*Samsung Engineering Co., Ltd.	45,873	949,600
Samsung Fire & Marine Insurance Co., Ltd.	20,055	3,353,145
*Samsung Heavy Industries Co., Ltd.	197,679	953,770
Samsung Life Insurance Co., Ltd.	10,530	545,783
*Samsung Pharmaceutical Co., Ltd.	3,763	11,894

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Samsung Publishing Co., Ltd.	505	$12,384
Samsung SDI Co., Ltd.	936	455,331
Samsung SDS Co., Ltd.	2,515	297,355
Samsung Securities Co., Ltd.	27,580	871,756
SAMT Co., Ltd.	34,060	118,776
Samwha Capacitor Co., Ltd.	3,281	144,458
Samyang Corp.	1,441	63,101
Samyang Foods Co., Ltd.	1,538	120,371
Samyang Packaging Corp.	2,270	41,568
Sang-A Frontec Co., Ltd.	687	21,441
*Sangbo Corp.	15,979	24,108
Sangsin Energy Display Precision Co., Ltd.	5,049	67,132
SaraminHR Co., Ltd.	2,474	82,729
Satrec Initiative Co., Ltd.	3,001	118,152
SAVEZONE I&C Corp.	10,599	30,675
SCI Information Service, Inc.	4,390	12,810
*S-Connect Co., Ltd.	13,821	16,231
*SDN Co., Ltd.	14,962	24,361
Seah Besteel Holdings Corp.	6,008	87,298
SeAH Holdings Corp.	341	32,715
SeAH Steel Corp.	577	75,111
SeAH Steel Holdings Corp.	541	62,241
Seegene, Inc.	7,097	229,127
Segyung Hitech Co., Ltd.	1,804	32,532
*Seha Corp.	17,828	24,414
Sejin Heavy Industries Co., Ltd.	3,770	21,341
Sejong Industrial Co., Ltd.	7,293	41,749
Sempio Co.	129	7,292
Sempio Foods Co.	863	33,187
*S-Energy Co., Ltd.	3,885	11,816
Seojin System Co., Ltd.	7,150	110,723
Seoul Auction Co., Ltd.	950	16,867
Seoul Semiconductor Co., Ltd.	20,877	226,057
Seoul Viosys Co., Ltd.	5,001	35,955
Seowon Co., Ltd.	9,585	15,797
Seoyon Co., Ltd.	5,173	33,484
Seoyon E-Hwa Co., Ltd.	6,437	35,311
*Sewon E&C Co., Ltd.	70,785	55,681
SEWOONMEDICAL Co., Ltd.	3,469	10,578
SFA Engineering Corp.	13,002	412,524
*SFA Semicon Co., Ltd.	43,839	231,062
SGC e Tec E&C Co., Ltd.	986	44,276
SH Energy & Chemical Co., Ltd.	16,904	20,457
Shin Heung Energy & Electronics Co., Ltd.	2,167	114,734
*Shin Poong Pharmaceutical Co., Ltd.	509	12,421
Shindaeyang Paper Co., Ltd.	1,347	100,382
Shinhan Financial Group Co., Ltd.	48,984	1,643,850
Shinhan Financial Group Co., Ltd., Sponsored ADR	18,630	609,387
Shinil Electronics Co., Ltd.	17,933	32,696
Shinsegae Engineering & Construction Co., Ltd.	1,204	33,263
Shinsegae Food Co., Ltd.	965	55,779
Shinsegae Information & Communication Co., Ltd.	1,030	13,449
Shinsegae International, Inc.	3,825	96,691
Shinsegae, Inc.	2,932	580,097
Shinsung Delta Tech Co., Ltd.	2,191	24,335
*Shinsung E&G Co., Ltd.	17,911	27,023

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
*Shinsung Tongsang Co., Ltd.	24,154	$68,174
*Shinwha Intertek Corp.	9,715	23,630
Shinwon Corp.	10,590	16,231
*SHOWBOX Corp.	5,429	25,935
*Signetics Corp.	32,920	67,229
SIMMTECH Co., Ltd.	12,726	504,075
SIMMTECH HOLDINGS Co., Ltd.	6,077	26,466
Sinil Pharm Co., Ltd.	1,371	11,025
SJ Group Co., Ltd.	1,619	33,257
SK Chemicals Co., Ltd.	2,830	287,281
SK D&D Co., Ltd.	1,668	37,981
SK Discovery Co., Ltd.	6,508	214,515
SK Gas, Ltd.	1,226	116,158
SK Hynix, Inc.	108,910	9,755,076
SK Innovation Co., Ltd.	10,679	1,742,990
SK Networks Co., Ltd.	81,031	312,898
*SK Rent A Car Co., Ltd.	4,007	36,050
SK Securities Co., Ltd.	216,984	149,436
SK Telecom Co., Ltd., ADR	1,452	36,329
SK Telecom Co., Ltd.	7,540	342,182
SK, Inc.	8,400	1,792,357
SKC Co., Ltd.	3,096	373,443
SL Corp.	7,323	157,421
SM Entertainment Co., Ltd.	5,257	285,452
*»S-MAC Co., Ltd.	19,435	52,379
SNT Motiv Co., Ltd.	3,786	144,537
*SNU Precision Co., Ltd.	5,496	15,709
S-Oil Corp.	4,068	335,221
*Solid, Inc.	4,171	22,051
Solus Advanced Materials Co., Ltd.	3,940	227,115
Songwon Industrial Co., Ltd.	23,103	500,320
Soulbrain Co., Ltd.	6,226	1,219,424
Soulbrain Holdings Co., Ltd.	3,458	78,190
SPC Samlip Co., Ltd.	986	70,653
SPG Co., Ltd.	1,138	14,814
Spigen Korea Co., Ltd.	2,334	82,972
SSANGYONG C&E Co., Ltd.	48,615	320,875
<*»Ssangyong Motor Co.	14,162	5,856
ST Pharm Co., Ltd.	515	40,224
STIC Investments, Inc.	14,060	116,420
*Straffic Co., Ltd.	3,092	10,549
*Studio Dragon Corp.	2,045	135,791
*STX Heavy Industries Co., Ltd.	5,102	21,082
Suheung Co., Ltd.	2,640	81,869
Sun Kwang Co., Ltd.	1,194	69,206
Sung Kwang Bend Co., Ltd.	9,457	73,111
*Sungchang Enterprise Holdings, Ltd.	22,933	53,133
Sungdo Engineering & Construction Co., Ltd.	5,870	27,153
Sungshin Cement Co., Ltd.	7,423	78,308
Sungwoo Hitech Co., Ltd.	20,748	81,604
Sunjin Co., Ltd.	8,292	87,805
*Suprema, Inc.	1,851	35,812
SurplusGLOBAL, Inc.	4,367	17,002
SV Investment Corp.	3,837	10,295
*SY Co., Ltd.	13,264	35,219

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
*Synopex, Inc.	11,917	$27,515
Systems Technology, Inc.	2,361	38,253
Tae Kyung Industrial Co., Ltd.	2,111	12,387
TAEKYUNG BK Co., Ltd.	5,026	20,208
<*»Taewoong Co., Ltd.	4,708	47,043
Taeyoung Engineering & Construction Co., Ltd.	14,037	110,865
*Taihan Fiberoptics Co., Ltd.	25,388	47,704
*Taihan Textile Co., Ltd.	1,022	40,481
Tailim Packaging Co., Ltd.	2,666	9,127
TechWing, Inc.	5,406	95,121
*Telcon RF Pharmaceutical, Inc.	4,634	7,545
TES Co., Ltd.	3,480	77,580
Tesna, Inc.	3,991	152,205
*Thinkware Systems Corp.	2,319	33,511
*TK Chemical Corp.	20,345	81,153
TK Corp.	8,803	76,395
TKG Huchems Co., Ltd.	10,363	184,818
Tokai Carbon Korea Co., Ltd.	2,028	228,957
Tongyang Life Insurance Co., Ltd.	20,755	111,376
*Top Engineering Co., Ltd.	5,140	28,933
Toptec Co., Ltd.	8,962	61,150
Tovis Co., Ltd.	8,847	65,225
TS Corp.	15,520	51,033
TSE Co., Ltd.	1,537	97,776
*Tuksu Construction Co., Ltd.	2,777	27,416
*TY Holdings Co., Ltd.	13,297	268,904
TYM Corp.	32,103	61,599
Ubiquoss Holdings, Inc.	975	13,662
Ubiquoss, Inc.	1,898	35,890
Uju Electronics Co., Ltd.	1,984	42,887
Uni-Chem Co., Ltd.	18,028	19,018
*Unick Corp.	4,767	29,984
Unid Co., Ltd.	3,047	309,309
Union Semiconductor Equipment & Materials Co., Ltd.	17,119	149,928
Uniquest Corp.	5,734	55,240
*UniTest, Inc.	2,869	58,476
Value Added Technology Co., Ltd.	2,499	80,382
Vieworks Co., Ltd.	1,384	44,297
Visang Education, Inc.	1,083	6,631
Vitzro Tech Co., Ltd.	3,706	28,356
*Vivien Corp.	3,713	7,686
Webcash Corp.	1,881	36,691
*Webzen, Inc.	6,531	115,956
Welcron Co., Ltd.	9,790	30,944
Wemade Co., Ltd.	1,236	76,364
Wiable Corp.	5,674	12,898
*WillBes & Co. (The)	19,611	20,532
Winix, Inc.	4,065	52,916
*Winpac, Inc.	13,073	19,152
Wins Co., Ltd.	945	12,791
WiSoL Co., Ltd.	15,043	135,339
*WONIK CUBE Corp.	8,997	24,068
WONIK IPS Co., Ltd.	12,323	393,433
Wonik Materials Co., Ltd.	4,076	121,209
*Wonik Pne Co., Ltd.	2,025	46,997
Wonik QnC Corp.	7,136	173,287

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Woojin, Inc.	4,027	$31,164
*Woongjin Co., Ltd.	14,961	20,190
Woongjin Thinkbig Co., Ltd.	19,002	44,706
*Wooree Bio Co., Ltd.	11,460	39,052
*Wooree Lighting Co., Ltd.	9,932	25,225
Woori Financial Group, Inc.	179,607	2,109,238
Woori Investment Bank Co., Ltd.	153,406	105,772
*Wooridul Pharmaceutical, Ltd.	2,161	13,850
Woorison F&G Co., Ltd.	32,073	68,691
Woory Industrial Co., Ltd.	1,316	19,017
WooSung Co., Ltd.	673	17,763
*Woowon Development Co., Ltd.	10,114	47,107
Worldex Industry & Trading Co., Ltd.	3,979	84,744
Y G-1 Co., Ltd.	8,699	63,303
*»Y2 Solution Co., Ltd.	1,719	684
YAS Co., Ltd.	1,235	13,127
*Y-entec Co., Ltd.	8,016	82,968
Yeong Hwa Metal Co., Ltd.	11,796	16,717
YG Entertainment, Inc.	515	23,372
*YIK Corp.	2,888	11,842
YMT Co., Ltd.	3,328	53,789
Yonwoo Co., Ltd.	670	13,309
Youlchon Chemical Co., Ltd.	2,827	50,755
Youngone Corp.	10,484	400,662
Youngone Holdings Co., Ltd.	2,822	115,262
*YoungWoo DSP Co., Ltd.	9,762	18,109
Yuanta Securities Korea Co., Ltd.	52,438	149,465
Yuhan Corp.	4,520	219,882
*Yungjin Pharmaceutical Co., Ltd.	7,605	30,033
Yuyu Pharma, Inc.	5,397	32,013
Zeus Co., Ltd.	2,499	55,511
Zinus, Inc.	1,653	85,151

TOTAL KOREA, REPUBLIC OF		224,758,490

MALAYSIA (0.5%)
#7-Eleven Malaysia Holdings BHD	145,056	48,646
Able Global BHD	84,100	28,204
Aeon Co. M BHD	243,200	91,057
*AFFIN Bank BHD	138,556	66,835
#Alliance Bank Malaysia BHD	376,100	326,555
Allianz Malaysia BHD	22,400	65,551
AME Elite Consortium BHD	27,100	10,645
*AMMB Holdings BHD	618,400	524,152
*Ancom Nylex BHD	29,700	23,263
#Ann Joo Resources BHD	25,500	10,075
Astro Malaysia Holdings BHD	206,700	47,479
#Ata IMS BHD	80,800	7,702
#Axiata Group BHD	464,910	374,833
Bank Islam Malaysia BHD	167,500	111,577
Batu Kawan BHD	34,800	232,773
*Berjaya Assets BHD	277,000	18,134
#*Berjaya Corp. BHD	1,209,254	70,830
Berjaya Food BHD	14,500	12,956
Berjaya Sports Toto BHD	319,825	141,785

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MALAYSIA (Continued)
#Bermaz Auto BHD	191,600	$77,899
#*Boustead Holdings BHD	220,899	39,578
Boustead Plantations BHD	246,180	65,595
British American Tobacco Malaysia BHD	45,900	136,008
#*Bumi Armada BHD	1,616,500	159,663
#Bursa Malaysia BHD	219,300	352,109
#Cahya Mata Sarawak BHD	294,900	72,480
Carlsberg Brewery Malaysia BHD	50,200	255,295
CB Industrial Product Holding BHD	102,800	38,489
CIMB Group Holdings BHD	504,574	602,684
*Coastal Contracts BHD	23,800	9,950
Comfort Glove BHD	85,800	14,288
#*Cypark Resources BHD	91,500	16,709
#D&O Green Technologies BHD	248,900	225,259
#Dayang Enterprise Holdings BHD	309,472	61,845
Dialog Group BHD	215,458	123,727
DiGi.Com BHD	245,600	215,503
#DRB-Hicom BHD	497,400	158,812
#Dufu Technology Corp. BHD	72,800	42,140
#Duopharma Biotech BHD	134,490	49,428
Dutch Lady Milk Industries BHD	4,500	35,144
Eco World Development Group BHD	481,100	106,088
*Ecofirst Consolidated BHD	116,100	10,534
#*Ekovest BHD	646,800	69,085
*Evergreen Fibreboard BHD	75,800	13,320
FGV Holdings BHD	33,800	15,761
#Formosa Prosonic Industries BHD	31,300	23,366
#Fraser & Neave Holdings BHD	32,100	169,588
Frontken Corp. BHD	483,450	309,826
Gadang Holdings BHD	76,950	7,335
Gamuda BHD	469,466	401,152
#Gas Malaysia BHD	80,000	50,534
Genting Malaysia BHD	510,600	357,719
Genting Plantations BHD	43,000	89,882
George Kent Malaysia BHD	195,300	26,916
Globetronics Technology BHD	190,533	59,959
#Guan Chong BHD	125,200	75,922
Hai-O Enterprise BHD	84,219	31,146
HAP Seng Consolidated BHD	209,180	358,924
Hap Seng Plantations Holdings BHD	35,700	26,815
Hartalega Holdings BHD	150,500	152,107
Heineken Malaysia BHD	39,900	217,211
#*Hengyuan Refining Co. BHD	58,600	78,205
HeveaBoard BHD	142,700	18,848
Hextar Global BHD	54,000	22,699
#Hiap Teck Venture BHD	425,300	42,496
Hibiscus Petroleum BHD	679,200	198,136
Hong Leong Bank BHD	22,032	106,175
Hong Leong Financial Group BHD	43,353	193,189
Hong Leong Industries BHD	36,400	75,333
IGB BHD	7,678	4,180
IHH Healthcare BHD	20,400	30,974
#IJM Corp. BHD	958,320	405,032
Inari Amertron BHD	767,688	500,800
IOI Corp. BHD	104,826	112,447
IOI Properties Group BHD	412,924	96,746

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MALAYSIA (Continued)
*Iskandar Waterfront City BHD	179,900	$14,463
#*JAKS Resources BHD	661,119	50,114
#*Jaya Tiasa Holdings BHD	170,800	45,510
#*JHM Consolidation BHD	81,400	23,185
Kelington Group BHD	40,400	11,878
Kerjaya Prospek Group BHD	151,176	40,628
#Kim Loong Resources BHD	60,500	29,045
#*KNM Group BHD	664,800	23,669
#Kossan Rubber Industries BHD	360,200	152,238
KPJ Healthcare BHD	522,800	114,083
Kretam Holdings BHD	144,100	23,004
#*KSL Holdings BHD	222,492	41,141
Kuala Lumpur Kepong BHD	17,718	119,897
#LBS Bina Group BHD	304,550	33,579
Leong Hup International BHD	311,700	37,589
Lii Hen Industries BHD	52,800	37,597
#Lingkaran Trans Kota Holdings BHD	48,400	51,585
#LPI Capital BHD	51,984	165,021
Luxchem Corp. BHD	139,900	21,691
Magni-Tech Industries BHD	170,666	76,836
Magnum BHD	305,919	127,188
#Mah Sing Group BHD	576,440	90,700
Malakoff Corp. BHD	339,500	51,859
Malayan Banking BHD	214,952	447,827
#Malayan Flour Mills BHD	239,200	35,714
*Malaysia Airports Holdings BHD	408,892	644,309
#Malaysia Building Society BHD	1,009,394	148,389
*Malaysia Smelting Corp. BHD	37,300	39,840
Malaysian Pacific Industries BHD	44,675	325,301
#Malaysian Resources Corp. BHD	926,897	81,970
Matrix Concepts Holdings BHD	351,975	185,952
Maxis BHD	131,200	114,519
Media Prima BHD	274,000	35,875
#Mega First Corp. BHD	251,400	219,437
MISC BHD	187,980	337,228
#MKH BHD	124,324	39,123
MNRB Holdings BHD	105,800	26,003
*MPHB Capital BHD	114,100	35,382
#Muda Holdings BHD	18,100	9,853
*Muhibbah Engineering M BHD	183,000	21,438
My EG Services BHD	629,692	135,962
N2N Connect BHD	167,800	21,392
Nestle Malaysia BHD	3,300	100,967
Nylex Malaysia BHD	1,485	121
OCK Group BHD	179,400	17,307
Padini Holdings BHD	269,400	212,253
Panasonic Manufacturing Malaysia BHD	4,500	29,562
Pantech Group Holdings BHD	195,129	33,616
Perak Transit BHD	202,700	30,031
#Petron Malaysia Refining & Marketing BHD	36,200	45,733
Petronas Chemicals Group BHD	234,400	550,263
Petronas Dagangan BHD	26,000	129,836
Petronas Gas BHD	48,500	189,165
#*Pos Malaysia BHD	150,400	21,419
Press Metal Aluminium Holdings BHD	804,978	1,107,573

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MALAYSIA (Continued)
Public Bank BHD	2,545,200	$2,741,929
QL Resources BHD	259,057	304,073
*Ranhill Utilities BHD	146,001	17,271
RHB Bank BHD	224,206	321,876
Sam Engineering & Equipment M BHD	26,400	25,469
*Sapura Energy BHD	3,166,242	25,455
#Sarawak Oil Palms BHD	103,357	164,051
Scientex BHD	373,800	327,134
#*»Serba Dinamik Holdings BHD	404,670	24,400
*Shangri-La Hotels Malaysia BHD	15,100	11,203
Silverlake Axis, Ltd.	59,800	14,074
Sime Darby BHD	514,922	276,770
Sime Darby Plantation BHD	96,119	115,692
Sime Darby Property BHD	543,222	73,619
#SKP Resources BHD	379,549	130,774
SP Setia BHD Group	587,024	157,762
Sunway BHD	476,189	199,073
#Sunway Construction Group BHD	111,780	43,649
Supermax Corp. BHD	476,076	121,384
#Syarikat Takaful Malaysia Keluarga BHD	155,628	126,905
#Ta Ann Holdings BHD	80,256	113,374
Taliworks Corp. BHD	69,500	14,607
TASCO BHD	41,400	10,651
Telekom Malaysia BHD	212,548	243,623
Tenaga Nasional BHD	141,950	294,758
Thong Guan Industries BHD	78,900	45,308
TIME dotCom BHD	267,600	273,532
Tmc Life Sciences BHD	72,700	9,185
#Top Glove Corp. BHD	688,000	265,497
#*Tropicana Corp. BHD	220,288	49,588
TSH Resources BHD	164,100	65,210
*Tune Protect Group BHD	178,800	17,250
Uchi Technologies BHD	104,900	73,250
UEM Edgenta BHD	78,600	28,707
#*UEM Sunrise BHD	605,058	47,254
UMW Holdings BHD	144,000	110,146
Unisem M BHD	102,000	68,180
#United Plantations BHD	22,600	81,502
#UOA Development BHD	335,000	138,509
UWC BHD	60,400	44,674
#*Velesto Energy BHD	1,276,083	35,174
ViTrox Corp. BHD	51,800	90,428
#VS Industry BHD	801,100	184,013
#*WCT Holdings BHD	363,692	45,529
Wellcall Holdings BHD	73,800	21,529
Westports Holdings BHD	163,100	147,609
Yinson Holdings BHD	522,000	293,764
*YNH Property BHD	134,015	88,656
#YTL Corp. BHD	1,300,340	189,667
YTL Power International BHD	398,953	71,021

TOTAL MALAYSIA		24,564,725

MEXICO (0.7%)
ALFA Sab de CV	1,725,090	1,155,498
Alpek SAB de CV	236,508	319,269

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MEXICO (Continued)
*Alsea SAB de CV	257,121	$563,541
America Movil SAB de CV, Class L	2,029,598	1,975,050
America Movil SAB de CV, Sponsored ADR	50,292	977,174
Arca Continental SAB de CV	64,582	409,767
#*Axtel SAB de CV	675,377	72,474
#Banco del Bajio SA	204,092	503,917
Becle SAB de CV	20,571	51,275
Bolsa Mexicana de Valores SAB de CV	217,909	431,686
*Cemex SAB de CV, Sponsored ADR	13,649	60,055
*Cemex SAB de CV	3,017,644	1,327,802
Coca-Cola Femsa SAB de CV, Class A	13,350	72,786
Coca-Cola Femsa SAB de CV, Sponsored ADR	3,298	180,071
Consorcio ARA SAB de CV	305,857	59,947
*Controladora Vuela Cia de Aviacion SAB de CV, Sponsored ADR	15,370	244,690
*Controladora Vuela Cia de Aviacion SAB de CV, Class A	25,993	41,686
Corp Inmobiliaria Vesta SAB de CV	216,977	401,985
Corp. Moctezuma SAB de CV	73,800	229,625
El Puerto de Liverpool SAB de CV	44,677	225,218
#<*»Empresas ICA Sab de CV	117,564	553
Fomento Economico Mexicano SAB de CV, Sponsored ADR	1,147	85,727
Fomento Economico Mexicano SAB de CV	41,878	314,857
GCC SAB de CV	53,389	353,084
Genomma Lab Internacional SAB de CV, Class B	221,511	233,250
Gruma SAB de CV, Class B	93,444	1,109,826
Grupo Aeroportuario del Centro Norte SAB de CV, Sponsored ADR	785	43,905
#Grupo Aeroportuario del Centro Norte SAB de CV	74,672	523,950
#Grupo Aeroportuario del Pacifico SAB de CV, Sponsored ADR	10,109	1,554,663
Grupo Aeroportuario del Pacifico SAB de CV, Class B	33,125	509,702
Grupo Aeroportuario del Sureste SAB de CV, Sponsored ADR	3,021	659,243
Grupo Bimbo SAB de CV, Class A	323,728	997,746
#Grupo Carso SAB de CV, Class A1	76,516	249,923
Grupo Comercial Chedraui SA de CV	204,267	514,859
Grupo Financiero Banorte SAB de CV, Class O	528,232	3,486,691
*Grupo Financiero Inbursa SAB de CV, Class O	488,883	828,599
Grupo Herdez SAB de CV	82,896	124,373
Grupo Industrial Saltillo SAB de CV	20,106	22,659
Grupo Lamosa Sab de CV	35,276	181,665
Grupo Mexico SAB de CV, Class B	518,224	2,425,497
#Grupo Rotoplas SAB de CV	33,724	40,386
*Grupo Sanborns Sab de CV	53,862	52,520
*Grupo Simec Sab de CV, ADR	1,049	29,319
*Grupo Simec SAB de CV, Class B	35,729	353,640
#Grupo Televisa SAB, Sponsored ADR	65,161	601,436
Grupo Televisa SAB	402,868	747,759
*Grupo Traxion Sab de CV	33,240	51,712
*Hoteles City Express SAB de CV	167,851	41,041
Industrias Bachoco Sab de CV, ADR	266	12,179
Industrias Bachoco SAB de CV, Class B	63,591	242,511
*Industrias CH SAB de CV, Class B	83,707	861,331
Industrias Penoles SAB de CV	56,636	623,597
Kimberly-Clark de Mexico SAB de CV, Class A	385,254	537,809
*La Comer SAB de CV	254,723	472,165
Megacable Holdings SAB de CV	280,449	798,809
#*Minera Frisco SAB de CV	251,068	44,534
*Nemak SAB de CV	999,747	217,011

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MEXICO (Continued)
*Operadora de Sites Mexicanos SA de CV	437,806	$534,587
Orbia Advance Corp. SAB de CV	614,109	1,477,460
*Organizacion Cultiba SAB de CV	12,061	5,478
Organizacion Soriana SAB de CV, Class B	151,399	174,778
Promotora y Operadora de Infraestructura SAB de CV, Class L	4,232	19,125
Promotora y Operadora de Infraestructura SAB de CV	92,737	675,971
Qualitas Controladora SAB de CV	57,781	311,435
Regional Sab de CV	124,507	751,184
#*Unifin Financiera SAB de CV	104,388	92,273
*Vitro SAB de CV, Class A	16,205	20,399
Wal-Mart de Mexico SAB de CV	147,833	522,705

TOTAL MEXICO		33,837,442

NETHERLANDS (2.2%)
Aalberts NV	73,854	3,633,058
ABN AMRO Bank NV	89,301	1,130,029
*Accell Group NV	12,693	768,615
*Adyen NV	431	737,953
Aegon NV, Registered, Sponsored NYS	269,911	1,387,343
Aegon NV	346,468	1,814,744
*AFC Ajax NV	546	7,430
Akzo Nobel NV	49,123	4,306,444
*Alfen Beheer BV	2,589	235,381
AMG Advanced Metallurgical Group NV	7,935	314,249
*Amsterdam Commodities NV	8,922	238,602
APERAM SA	22,988	898,024
Arcadis NV	37,393	1,574,758
ArcelorMittal SA	14,749	437,455
ArcelorMittal SA, Sponsored NYS	112,560	3,291,254
ASM International NV	5,433	1,661,578
ASML Holding NV, Sponsored NYS	26,757	15,084,794
ASML Holding NV	983	568,286
ASR Nederland NV	109,434	5,003,502
B&S Group Sarl	3,612	26,673
*Basic-Fit NV	14,317	605,056
BE Semiconductor Industries NV	47,675	2,954,320
*Beter Bed Holding NV	7,640	40,219
Boskalis Westminster	34,793	1,214,934
Brunel International NV	8,186	96,030
Coca-Cola Europacific Partners PLC	39,613	2,035,165
Corbion NV	30,681	1,070,053
ForFarmers NV	13,965	43,240
*Fugro NV	36,378	450,547
Heijmans NV	16,397	226,259
Heineken NV	27,665	2,725,903
*Hunter Douglas NV	1,535	281,120
IMCD NV	14,105	2,272,192
ING Groep NV	235,081	2,256,793
ING Groep NV, Sponsored ADR	92,618	865,052
*Intertrust NV	29,716	614,440
Kendrion NV	7,095	135,477
Koninklijke Ahold Delhaize NV	339,287	10,054,300
Koninklijke Ahold Delhaize NV, ADR	786	23,108
*Koninklijke BAM Groep NV	128,268	358,318
Koninklijke DSM NV	23,890	4,047,572

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
NETHERLANDS (Continued)
Koninklijke KPN NV	1,932,518	$6,697,178
Koninklijke Philips NV, Sponsored NYS	41,128	1,060,280
Koninklijke Vopak NV	34,925	943,949
*Lucas Bols NV	700	7,791
Nedap NV	2,302	153,481
NN Group NV	63,055	3,122,450
*OCI NV	26,234	1,005,179
Ordina NV	48,363	223,726
PostNL NV	276,664	912,961
Prosus NV	13,693	673,014
Randstad NV	61,697	3,310,345
SBM Offshore NV	71,733	1,044,314
Signify NV	65,011	2,784,491
*Sligro Food Group NV	11,232	264,830
<*»Srh NV	38,309	–
TKH Group NV	27,341	1,350,451
#*TomTom NV	24,677	216,074
Universal Music Group NV	36,702	862,850
Van Lanschot Kempen NV	6,680	175,472
Wolters Kluwer NV	53,099	5,410,114

TOTAL NETHERLANDS		105,709,220

NEW ZEALAND (0.3%)
*a2 Milk Co., Ltd. (The)	89,196	284,833
#*Air New Zealand, Ltd.	375,730	215,823
Arvida Group, Ltd.	185,858	197,835
*Auckland International Airport, Ltd.	65,408	332,620
Briscoe Group, Ltd.	8,520	33,180
#*Channel Infrastructure NZ, Ltd.	70,771	49,609
Chorus, Ltd., ADR	2,187	50,782
Chorus, Ltd.	206,024	982,843
Comvita, Ltd.	5,949	12,742
Contact Energy, Ltd.	59,220	314,413
EBOS Group, Ltd.	34,133	939,333
Fisher & Paykel Healthcare Corp., Ltd.	43,321	604,527
Fletcher Building, Ltd.	187,507	753,333
Fletcher Building, Ltd.	12,299	49,383
Fonterra Co-operative Group, Ltd.	16,318	30,185
Freightways, Ltd.	56,312	448,826
Genesis Energy, Ltd.	104,739	194,766
*Gentrack Group, Ltd.	5,110	5,539
Hallenstein Glasson Holdings, Ltd.	13,766	53,788
Heartland Group Holdings, Ltd.	207,770	310,163
Infratil, Ltd.	169,171	922,326
KMD Brands, Ltd.	251,000	224,818
Mainfreight, Ltd.	19,543	1,031,243
Manawa Energy, Ltd.	4,520	19,773
Mercury NZ, Ltd.	28,664	112,743
Meridian Energy, Ltd.	66,110	203,388
#Napier Port Holdings, Ltd.	6,780	12,762
*NEW Zealand King Salmon Investments, Ltd.	4,992	972
NZME, Ltd.	83,243	78,087
#NZX, Ltd.	82,184	68,277
Oceania Healthcare, Ltd.	91,136	60,927

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
NEW ZEALAND (Continued)
PGG Wrightson, Ltd.	18,227	$47,676
Port of Tauranga, Ltd.	61,481	258,979
*Pushpay Holdings, Ltd.	169,077	144,856
*Rakon, Ltd.	14,370	15,669
Restaurant Brands New Zealand, Ltd.	9,039	75,271
#Ryman Healthcare, Ltd.	34,578	206,699
#*Sanford, Ltd.	22,200	65,273
Scales Corp., Ltd.	45,399	142,911
Skellerup Holdings, Ltd.	52,084	193,366
*SKY Network Television, Ltd.	114,461	199,100
SKYCITY Entertainment Group, Ltd.	327,920	617,227
Spark New Zealand, Ltd.	494,147	1,577,976
#Steel & Tube Holdings, Ltd.	99,869	99,175
Summerset Group Holdings, Ltd.	113,081	860,194
*Synlait Milk, Ltd.	28,827	66,047
The Warehouse Group, Ltd.	49,900	111,737
*Tourism Holdings, Ltd.	62,429	121,559
TOWER, Ltd.	136,071	61,822
Vector, Ltd.	54,504	156,361
*Vista Group International, Ltd.	37,480	45,491
»Z Energy, Ltd.	179,206	439,666

TOTAL NEW ZEALAND		14,106,894

NORWAY (0.7%)
2020 Bulkers, Ltd.	2,437	31,599
ABG Sundal Collier Holding ASA	241,840	185,341
*Adevinta ASA	3,745	29,625
AF Gruppen ASA	5,034	102,230
*Akastor ASA	70,814	62,327
Aker ASA, A Shares	1,657	137,749
Aker BP ASA	39,988	1,461,476
Aker Solutions ASA	87,554	308,996
American Shipping Co. ASA	28,808	100,803
*Archer, Ltd.	34,943	11,064
*ArcticZymes Technologies ASA	5,823	54,033
*Asetek A/S	4,198	11,963
Atea ASA	40,874	494,882
Austevoll Seafood ASA	51,449	827,796
*Bakkafrost P/F	1,985	138,064
Belships ASA	22,614	48,789
Bonheur ASA	9,038	340,991
Borregaard ASA	47,975	926,899
Bouvet ASA	1,280	9,549
*BW Energy, Ltd.	26,418	77,979
BW LPG, Ltd.	42,167	270,430
BW Offshore, Ltd.	57,352	167,811
*Crayon Group Holding ASA	11,125	166,220
DNB Bank ASA	77,378	1,526,124
DNO ASA	269,933	419,246
Elmera Group ASA	5,836	13,368
Equinor ASA	215,870	7,438,919
Equinor ASA, Sponsored ADR	36,145	1,231,822
Europris ASA	96,145	493,287
FLEX LNG, Ltd.	12,239	351,805
*Frontline, Ltd.	63,949	541,571

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
NORWAY (Continued)
*Gaming Innovation Group, Inc.	6,002	$11,467
Gjensidige Forsikring ASA	12,648	273,689
*Golar LNG, Ltd.	3,007	67,116
Golden Ocean Group, Ltd.	22,821	291,859
*Grieg Seafood ASA	33,933	512,826
*Hafnia, Ltd.	17,689	52,593
*Hexagon Composites ASA	26,825	108,549
Hunter Group ASA	36,489	12,141
Kid ASA	7,434	84,262
Kitron ASA	54,029	107,170
*Komplett Bank ASA	21,722	16,810
*Kongsberg Automotive ASA	150,680	40,272
Kongsberg Gruppen ASA	14,943	651,191
Leroy Seafood Group ASA	30,030	285,906
Medistim ASA	2,583	70,560
Mowi ASA	43,496	1,245,137
MPC Container Ships ASA	42,411	128,873
Multiconsult ASA	610	9,638
*Nekkar ASA	15,354	13,102
#*NEL ASA	159,809	233,456
*Nordic Semiconductor ASA	13,652	280,541
Norsk Hydro ASA	196,998	1,690,327
*Norske Skog ASA	12,104	67,818
Norway Royal Salmon ASA	1,121	29,540
*Norwegian Energy Co. ASA	2,343	87,895
*NRC Group ASA	16,497	33,608
*Odfjell Drilling, Ltd.	46,226	121,562
*Odfjell SE, A Shares	2,716	13,410
*Odfjell Technology, Ltd.	7,704	18,697
Okeanis Eco Tankers Corp.	5,976	61,065
Orkla ASA	26,306	215,608
*Otello Corp. ASA	216	626
Pareto Bank ASA	8,257	48,479
#*PGS ASA	186,253	72,770
Protector Forsikring ASA	26,165	299,942
*Q-Free ASA	23,453	18,880
*REC Silicon ASA	16,939	29,909
Salmar ASA	8,549	709,316
Sandnes Sparebank	999	10,830
Scatec ASA	16,216	201,034
Schibsted ASA, Class A	4,952	105,083
Schibsted ASA, Class B	5,048	98,343
*Self Storage Group ASA	3,180	10,684
Selvaag Bolig ASA	19,595	93,910
*Shelf Drilling, Ltd.	87,900	126,993
Sparebank 1 Oestlandet	5,817	85,914
SpareBank 1 Sorost-Norge	2,415	15,086
SpareBank 1 SR-Bank ASA	56,107	722,675
Sparebanken More	1,275	10,981
Stolt-Nielsen, Ltd.	14,968	273,444
Storebrand ASA	195,597	1,726,594
Subsea 7 SA	71,127	595,489
Telenor ASA	53,259	759,736
TGS ASA	47,856	753,035
TOMRA Systems ASA	11,652	466,253

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
NORWAY (Continued)
Veidekke ASA	38,821	$508,360
Wallenius Wilhelmsen ASA	22,907	146,295
XXL ASA	70,048	74,322
Yara International ASA	28,733	1,482,518

TOTAL NORWAY		34,266,947

PERU (0.0%)
*Aenza SAA, Class A, ADR	8,827	16,859
Cementos Pacasmayo SAA, ADR	4,565	26,728
#Cia de Minas Buenaventura SAA, Sponsored ADR	3,054	28,830
Credicorp, Ltd.	5,091	707,089
Intercorp Financial Services, Inc.	182	4,974

TOTAL PERU		784,480

PHILIPPINES (0.2%)
Aboitiz Equity Ventures, Inc.	252,080	244,330
Aboitiz Power Corp.	157,100	96,749
AC Energy Corp.	439,721	60,814
Alliance Global Group, Inc.	1,124,000	254,491
*Apex Mining Co., Inc.	379,000	11,035
*Atlas Consolidated Mining & Development Corp.	277,700	31,917
Ayala Corp.	15,885	224,407
Ayala Land, Inc.	528,200	324,276
Bank of the Philippine Islands	286,815	521,382
BDO Unibank, Inc.	462,766	1,152,372
*Belle Corp.	909,800	21,959
*Bloomberry Resorts Corp.	1,472,300	170,906
*Cebu Air, Inc.	74,220	62,697
Cebu Landmasters, Inc.	478,033	25,548
*Century Pacific Food, Inc.	283,700	122,273
*Chelsea Logistics and Infrastructure Holdings Corp.	150,500	4,324
China Banking Corp.	277,867	142,646
Cosco Capital, Inc.	592,500	55,612
D&L Industries, Inc.	813,700	111,444
DMCI Holdings, Inc.	2,220,150	353,829
DoubleDragon Corp.	126,160	20,058
Eagle Cement Corp.	123,800	29,643
*East West Banking Corp.	261,350	40,350
*EEI Corp.	113,400	9,493
Emperador, Inc.	507,900	189,715
Filinvest Land, Inc.	2,767,000	55,653
Global Ferronickel Holdings, Inc.	428,820	21,439
Globe Telecom, Inc.	5,920	257,416
GT Capital Holdings, Inc.	17,350	167,501
Holcim Philippines, Inc.	119,600	12,600
*Integrated Micro-Electronics, Inc.	310,479	41,928
International Container Terminal Services, Inc.	180,000	743,377
JG Summit Holdings, Inc.	306,500	327,020
Jollibee Foods Corp.	68,710	282,974
LT Group, Inc.	367,000	59,895
Manila Electric Co.	17,040	115,025
Manila Water Co., Inc.	313,200	110,389
*Megawide Construction Corp.	314,600	30,131
Megaworld Corp.	2,852,500	156,271
Metro Pacific Investments Corp.	1,985,800	144,546

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
PHILIPPINES (Continued)
Metropolitan Bank & Trust Co.	481,081	$470,898
Nickel Asia Corp.	1,519,860	223,881
Philex Mining Corp.	680,300	64,896
*Philippine National Bank	24,873	9,043
Philippine Stock Exchange, Inc. (The)	312	1,255
*Phoenix Petroleum Philippines, Inc.	115,600	22,586
*Pilipinas Shell Petroleum Corp.	116,030	38,229
PLDT, Inc.	16,460	588,341
PLDT, Inc., Sponsored ADR	10,690	380,137
*»PNB Holdings Corp.	24,721	151
Premium Leisure Corp.	1,877,000	17,438
Puregold Price Club, Inc.	333,700	210,940
RFM Corp.	137,000	11,074
Rizal Commercial Banking Corp.	104,967	40,214
Robinsons Land Corp.	1,047,378	383,600
Robinsons Retail Holdings, Inc.	250,430	256,642
San Miguel Corp.	90,210	183,686
San Miguel Food and Beverage, Inc.	54,530	64,761
Security Bank Corp.	76,964	151,849
Semirara Mining & Power Corp.	517,340	272,519
SM Investments Corp.	575	9,379
SM Prime Holdings, Inc.	364,025	244,055
*Top Frontier Investment Holdings, Inc.	3,465	7,699
Union Bank of the Philippines	75,006	104,884
Universal Robina Corp.	85,940	168,736
Vista Land & Lifescapes, Inc.	1,668,000	82,433
Wilcon Depot, Inc.	239,200	128,294

TOTAL PHILIPPINES		10,946,055

POLAND (0.3%)
*11 bit studios SA	217	25,917
AB SA	714	7,450
#*Agora SA	8,317	10,589
*Alior Bank SA	45,768	374,799
Alumetal SA	3,669	57,876
Amica SA	1,516	31,361
*AmRest Holdings SE	12,150	47,641
Apator SA	5,895	23,194
Asseco Poland SA	6,311	110,858
Astarta Holding NV	1,005	5,367
Auto Partner SA	23,339	76,261
Bank Handlowy w Warszawie SA	12,222	164,425
*Bank Millennium SA	218,009	247,358
*Bank Ochrony Srodowiska SA	27,968	54,202
Bank Polska Kasa Opieki SA	19,681	434,635
*Benefit Systems SA	160	21,345
*Boryszew SA	54,851	50,060
Budimex SA	4,542	208,800
*CCC SA	4,109	48,390
CD Projekt SA	3,682	100,381
Ciech SA	19,145	170,759
Cognor Holding SA	71,931	95,960
ComArch SA	886	34,341
Cyfrowy Polsat SA	36,563	199,557

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
POLAND (Continued)
Develia SA	100,816	$80,197
*Dino Polska SA	8,268	536,779
Dom Development SA	1,479	31,629
Echo Investment SA	1,495	1,149
*Enea SA	119,038	257,787
*Erbud SA	1,560	12,005
Eurocash SA	40,488	108,574
Fabryki Mebli Forte SA	1,825	15,710
*Famur SA	137,664	88,351
*Globe Trade Centre SA	18,382	25,268
*Grupa Azoty SA	22,035	198,621
Grupa Kety SA	4,009	579,993
*Grupa Lotos SA	58,845	920,282
ING Bank Slaski SA	2,413	107,121
Inter Cars SA	2,624	242,438
#*Jastrzebska Spolka Weglowa SA	21,122	321,856
Kernel Holding SA	31,719	186,986
KGHM Polska Miedz SA	39,719	1,297,384
LiveChat Software SA	4,161	89,078
Lpp SA	231	489,579
*Lubelski Wegiel Bogdanka SA	6,074	73,228
*mBank SA	4,307	290,395
#Mirbud SA	19,238	14,675
Neuca SA	532	89,913
NEWAG SA	1,769	7,833
*Orange Polska SA	161,071	245,875
*PGE Polska Grupa Energetyczna SA	314,878	701,195
*PKP Cargo SA	10,504	27,576
PlayWay SA	135	7,666
#*Polimex-Mostostal SA	36,972	29,410
Polski Koncern Naftowy ORLEN SA	95,450	1,620,086
Polskie Gornictwo Naftowe i Gazownictwo SA	101,680	142,750
*Powszechna Kasa Oszczednosci Bank Polski SA	39,680	293,380
Powszechny Zaklad Ubezpieczen SA	29,896	206,825
Santander Bank Polska SA	2,212	134,885
*Tauron Polska Energia SA	544,774	411,257
Ten Square Games SA	455	15,934
TIM SA	5,590	46,105
*VRG SA	23,900	20,358
Warsaw Stock Exchange	11,142	97,319
*Wawel SA	108	10,976
Wirtualna Polska Holding SA	1,158	26,017
*Zespol Elektrowni Patnow Adamow Konin SA	10,461	39,462

TOTAL POLAND		12,745,433

PORTUGAL (0.2%)
Altri SGPS SA	42,109	282,308
*Banco Comercial Portugues SA, Class R	3,265,047	509,782
<*»Banco Espirito Santo SA, Registered	499,965	—
CTT-Correios de Portugal SA	45,285	205,665
EDP—Energias de Portugal SA	182,652	855,925
EDP Renovaveis SA	22,312	532,903
Galp Energia SGPS SA	254,445	3,121,810
*Greenvolt-Energias Renovaveis SA	765	5,706
Jeronimo Martins SGPS SA	51,939	1,084,905

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
PORTUGAL (Continued)
*Mota-Engil SGPS SA	52,154	$70,316
Navigator Co. SA (The)	97,672	403,914
NOS SGPS SA	177,258	752,109
REN—Redes Energeticas Nacionais SGPS SA	125,838	383,656
Sonae SGPS SA	361,328	392,238

TOTAL PORTUGAL		8,601,237

QATAR (0.2%)
Aamal Co.	837,758	270,300
Al Khaleej Takaful Group QSC	64,871	65,677
Al Meera Consumer Goods Co. QSC	34,970	182,448
Baladna	418,116	168,199
Barwa Real Estate Co.	535,815	499,510
Commercial Bank PSQC (The)	21,070	44,486
Doha Bank QPSC	430,861	307,610
Doha Insurance Co. QSC	38,447	20,566
*Gulf International Services QSC	490,900	262,451
Gulf Warehousing Co.	114,080	132,977
Industries Qatar QSC	41,834	216,077
*Investment Holding Group	191,210	121,129
Mannai Corp. QSC	78,653	192,003
Masraf Al Rayan QSC	551,865	816,792
*Mazaya Real Estate Development QPSC	280,466	68,620
Medicare Group	46,273	87,673
Mesaieed Petrochemical Holding Co.	414,598	294,861
Ooredoo QPSC	129,518	266,344
Qatar Aluminum Manufacturing Co.	122,561	80,771
Qatar Electricity & Water Co. QSC	67,810	318,405
*Qatar First Bank	287,753	123,896
Qatar Fuel QSC	92,763	466,904
Qatar Gas Transport Co., Ltd.	529,153	496,932
Qatar Industrial Manufacturing Co. QSC	84,358	71,901
Qatar Insurance Co. SAQ	416,810	280,410
Qatar International Islamic Bank QSC	159,759	506,684
Qatar Islamic Bank SAQ	111,085	747,023
Qatar Islamic Insurance Group	8,488	20,044
Qatar National Bank QPSC	417,563	2,665,845
Qatar National Cement Co. QSC	79,922	111,332
*Salam International Investment, Ltd. QSC	394,015	109,384
United Development Co. QSC	892,746	355,456
Vodafone Qatar QSC	821,118	371,806
*Widam Food Co.	18,611	15,843

TOTAL QATAR		10,760,359

RUSSIAN FEDERATION (0.0%)
<»Etalon Group PLC, Registered, GDR	72,403	—
<»Gazprom PJSC, Sponsored ADR	21,000	—
<»Gazprom PJSC, ADR	173,715	—
<»Globaltrans Investment PLC, GDR	49,405	—
<»LUKOIL PJSC, ADR	19,801	—
<»LUKOIL PJSC, Sponsored ADR	4,888	—
<»Magnitogorsk Iron & Steel Works PJSC, GDR	42,197	—
<*»Mail.Ru Group, Ltd., GDR	12,416	—
<*»Mechel PJSC, ADR	19,960	—

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
RUSSIAN FEDERATION (Continued)
<»MMC Norilsk Nickel PJSC, ADR	29,960	$—
<»Mobile TeleSystems PJSC, Sponsored ADR	67,757	—
<»Novatek PJSC, GDR	568	—
<»Novolipetsk Steel PJSC, GDR	21,855	—
<»PhosAgro PJSC, GDR	20,578	—
<»Polyus PJSC, Class G, GDR	3,394	—
<»Qiwi PLC, Sponsored ADR	4,768	—
<»Ros Agro PLC, Registered, GDR	23,412	—
<»Rosneft Oil Co. PJSC, GDR	195,736	—
<»Rostelecom PJSC, Sponsored ADR	10,240	—
<»Rostelecom PJSC, ADR	9,323	—
<»RusHydro PJSC, ADR	237,510	—
<»Sberbank of Russia PJSC, Sponsored ADR	34,093	—
<»Sberbank of Russia PJSC, ADR	64,074	—
<»Severstal PAO, Sponsored GDR	4,738	—
<»Severstal PAO, GDR	16,777	—
<»Tatneft PJSC, Sponsored ADR	25,235	—
<»Tatneft PJSC, ADR	11,548	—
<»VTB Bank PJSC, GDR	499,471	—
<»X5 Retail Group NV, GDR	23,697	—

TOTAL RUSSIAN FEDERATION		—

SAUDI ARABIA (1.0%)
*Abdul Mohsen Al-Hokair Tourism and Development Co.	15,184	62,747
Abdullah Al Othaim Markets Co.	16,872	502,903
Advanced Petrochemical Co.	16,917	302,637
*Al Alamiya for Cooperative Insurance Co.	5,354	31,175
*Al Babtain Power & Telecommunication Co.	11,865	91,895
Al Hammadi Co. for Development and Investment	14,095	183,384
*Al Hassan Ghazi Ibrahim Shaker Co.	14,581	73,861
*Al Jouf Agricultural Development Co.	2,427	34,035
*Al Jouf Cement Co.	33,735	88,862
Al Khaleej Training and Education Co.	6,131	29,619
Al Moammar Information Systems Co.	2,460	87,098
Al Rajhi Bank	121,024	5,698,208
*Al Rajhi Co. for Co-operative Insurance	9,689	204,588
Al Yamamah Steel Industries Co.	8,808	93,697
*AlAbdullatif Industrial Investment Co.	8,254	50,130
Alandalus Property Co.	10,725	51,469
Alaseel Co.	1,321	15,444
Aldrees Petroleum and Transport Services Co.	16,056	337,746
*Al-Etihad Cooperative Insurance Co.	9,148	49,706
Alinma Bank	112,321	1,241,257
*AlJazira Takaful Ta’awuni Co.	7,673	38,868
*Allianz Saudi Fransi Cooperative Insurance Co.	12,294	69,422
Almarai Co. JSC	26,916	373,156
Alujain Holding	5,239	107,412
Arab National Bank	14,556	136,603
Arabian Cement Co.	23,199	259,464
Arabian Centres Co., Ltd.	23,473	138,430
*Arabian Shield Cooperative Insurance Co.	7,704	40,340
Arriyadh Development Co.	31,399	256,161
*Aseer Trading Tourism & Manufacturing Co.	28,188	139,031
Astra Industrial Group	25,284	335,700
Ataa Educational Co.	2,761	43,283

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SAUDI ARABIA (Continued)
*AXA Cooperative Insurance Co.	10,630	$98,625
*Bank AlBilad	86,496	1,194,543
Bank Al-Jazira	139,153	1,174,201
Banque Saudi Fransi	8,534	123,318
*Basic Chemical Industries, Ltd.	5,420	63,292
*Batic Investments and Logistic Co.	8,698	55,655
Bawan Co.	12,761	123,160
Bupa Arabia for Cooperative Insurance Co.	10,244	453,917
*Buruj Cooperative Insurance Co.	2,834	19,418
City Cement Co.	29,635	222,018
Co. For Cooperative Insurance (The)	19,516	359,018
Dallah Healthcare Co.	9,036	290,054
*Dar Al Arkan Real Estate Development Co.	262,986	758,640
*Dur Hospitality Co.	19,832	138,530
Eastern Province Cement Co.	17,583	227,593
Electrical Industries Co.	6,979	51,820
*Emaar Economic City	145,161	424,167
Etihad Etisalat Co.	193,289	2,228,791
*Fawaz Abdulaziz Al Hokair & Co.	29,165	104,194
Fitaihi Holding Group	3,170	32,243
Hail Cement Co.	17,472	67,078
Halwani Brothers Co.	5,112	113,939
*Herfy Food Services Co.	9,663	144,270
Jarir Marketing Co.	9,188	470,325
*Jazan Energy and Development Co.	13,313	64,386
*L’Azurde Co for Jewelry	6,758	32,179
Leejam Sports Co. JSC	9,084	267,860
Maharah Human Resources Co.	7,423	161,886
*Malath Cooperative Insurance Co.	10,359	57,722
*Methanol Chemicals Co.	12,994	168,713
*Middle East Healthcare Co.	15,305	146,897
*Middle East Paper Co.	14,592	244,704
*Mobile Telecommunications Co.	222,627	827,402
Mouwasat Medical Services Co.	7,901	507,663
Najran Cement Co.	47,061	230,361
*Nama Chemicals Co.	2,845	31,516
*National Agriculture Development Co. (The)	25,821	220,981
National Co. for Glass Industries (The)	4,939	51,881
National Gas & Industrialization Co.	8,440	109,809
National Gypsum	2,553	27,328
*National Industrialization Co.	112,236	617,615
National Medical Care Co.	11,148	234,504
Northern Region Cement Co.	37,269	135,133
Qassim Cement Co. (The)	16,517	354,049
*Rabigh Refining & Petrochemical Co.	96,245	739,004
Riyad Bank	189,925	2,065,943
SABIC Agri-Nutrients Co.	23,354	1,012,413
Sahara International Petrochemical Co.	153,362	2,342,872
*Salama Cooperative Insurance Co.	7,968	28,254
*Saudi Arabian Mining Co.	40,373	1,485,409
Saudi Automotive Services Co.	11,420	116,611
Saudi Basic Industries Corp.	33,164	1,158,282
Saudi British Bank (The)	17,307	206,948
Saudi Cement Co.	29,772	458,788
Saudi Ceramic Co.	18,465	253,532

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SAUDI ARABIA (Continued)
Saudi Chemical Co. Holding	19,265	$177,200
*Saudi Co. For Hardware CJSC	4,141	46,204
Saudi Electricity Co.	30,904	222,873
*Saudi Ground Services Co.	23,920	219,379
Saudi Industrial Investment Group	104,294	917,591
Saudi Industrial Services Co.	27,944	209,349
Saudi Investment Bank (The)	10,076	61,786
*Saudi Kayan Petrochemical Co.	754,009	3,795,374
*Saudi Marketing Co.	10,474	74,280
Saudi National Bank (The)	177,162	3,731,417
*Saudi Paper Manufacturing Co.	1,599	19,525
Saudi Pharmaceutical Industries & Medical Appliances Corp.	12,022	115,386
*Saudi Printing & Packaging Co.	10,200	54,225
*Saudi Public Transport Co.	14,061	80,899
*Saudi Re for Cooperative Reinsurance Co.	16,970	69,675
*Saudi Real Estate Co.	24,505	145,692
*Saudi Research & Media Group	7,364	519,100
Saudi Telecom Co.	45,771	1,415,548
Saudia Dairy & Foodstuff Co.	5,962	279,757
Savola Group (The)	96,943	922,700
*Seera Group Holding	91,814	538,527
Southern Province Cement Co.	23,222	413,573
Tabuk Cement Co.	14,840	70,663
*Takween Advanced Industries Co.	12,357	49,879
*The Mediterranean & Gulf Insurance & Reinsurance Co.	18,087	73,394
Umm Al-Qura Cement Co.	14,668	101,090
United Electronics Co.	14,404	493,856
United International Transportation Co.	20,551	270,668
United Wire Factories Co.	8,670	70,848
*Walaa Cooperative Insurance Co.	8,863	39,225
*Yamama Cement Co.	46,786	435,953
Yanbu Cement Co.	25,168	283,163
Yanbu National Petrochemical Co.	27,376	445,951
Zahrat Al Waha For Trading Co.	2,134	51,490
*Zamil Industrial Investment Co.	10,654	65,899

TOTAL SAUDI ARABIA		50,949,924

SINGAPORE (0.6%)
AEM Holdings, Ltd.	123,200	429,135
*Amara Holdings, Ltd.	25,000	6,653
Aspial Corp., Ltd.	58,100	4,334
Avarga, Ltd.	188,400	32,744
*Banyan Tree Holdings, Ltd.	203,300	42,695
<*»Best World International, Ltd.	114,600	20,980
Bonvests Holdings, Ltd.	22,000	14,816
BRC Asia, Ltd.	14,700	17,458
Bukit Sembawang Estates, Ltd.	56,100	204,753
Bund Center Investment, Ltd.	64,750	24,851
*Capitaland Investment, Ltd.	152,500	467,141
*Centurion Corp., Ltd.	57,200	15,326
China Aviation Oil Singapore Corp., Ltd.	132,800	85,591
China Sunsine Chemical Holdings, Ltd.	230,000	77,449
Chip Eng Seng Corp., Ltd.	198,400	66,090
City Developments, Ltd.	74,700	461,973
Civmec, Ltd.	16,000	7,531

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SINGAPORE (Continued)
ComfortDelGro Corp., Ltd.	614,800	$654,469
*COSCO SHIPPING International Singapore Co., Ltd.	154,700	27,447
CSE Global, Ltd.	83,500	29,025
Dairy Farm International Holdings, Ltd.	39,800	108,256
DBS Group Holdings, Ltd.	152,474	3,745,324
Del Monte Pacific, Ltd.	252,659	69,528
Delfi, Ltd.	21,900	12,132
<*»Ezion Holdings, Ltd.	1,747,154	10,248
#<*»Ezra Holdings, Ltd.	767,465	1,145
Far East Orchard, Ltd.	55,776	45,238
First Resources, Ltd.	228,800	352,918
Food Empire Holdings, Ltd.	131,300	50,869
Frasers Property, Ltd.	110,100	86,906
Frencken Group, Ltd.	147,500	152,745
Fu Yu Corp., Ltd.	231,600	46,122
*Gallant Venture, Ltd.	282,900	26,223
Genting Singapore, Ltd.	490,000	287,421
Geo Energy Resources, Ltd.	267,800	95,026
Golden Agri-Resources, Ltd.	2,885,500	679,113
*Golden Energy & Resources, Ltd.	117,900	57,631
Great Eastern Holdings, Ltd.	6,700	98,979
GuocoLand, Ltd.	129,766	154,114
*Halcyon Agri Corp., Ltd.	115,355	20,049
*Hiap Hoe, Ltd.	39,000	21,182
Ho Bee Land, Ltd.	79,100	173,563
Hong Fok Corp., Ltd.	163,420	106,509
Hong Leong Asia, Ltd.	146,400	83,224
Hongkong Land Holdings, Ltd.	154,200	723,198
Hotel Grand Central, Ltd.	42,775	31,286
Hour Glass, Ltd. (The)	70,400	125,924
Hutchison Port Holdings Trust, Class U	2,499,500	599,880
<*»Hyflux, Ltd.	291,500	8,760
iFAST Corp., Ltd.	63,800	231,471
*Indofood Agri Resources, Ltd.	175,000	46,256
Japfa, Ltd.	369,240	161,772
Jardine Cycle & Carriage, Ltd.	24,355	511,474
Keppel Corp., Ltd.	200,100	995,501
Keppel Infrastructure Trust	818,015	328,770
KSH Holdings, Ltd.	66,000	16,967
Low Keng Huat Singapore, Ltd.	66,000	22,703
*Mandarin Oriental International, Ltd.	21,800	44,690
<*»Midas Holdings, Ltd.	550,500	14,352
Nanofilm Technologies International, Ltd.	83,500	163,263
NetLink NBN Trust	284,600	206,097
*Oceanus Group, Ltd.	2,196,800	30,226
Olam Group, Ltd.	180,205	220,542
OUE, Ltd.	165,800	163,291
Oversea-Chinese Banking Corp., Ltd.	181,026	1,624,239
Oxley Holdings, Ltd.	474,847	62,584
Pan-United Corp., Ltd.	53,750	16,348
Propnex, Ltd.	8,000	10,486
Q&M Dental Group Singapore, Ltd.	112,920	41,704
QAF, Ltd.	102,907	65,579
*Raffles Education Corp., Ltd.	143,481	6,962
Raffles Medical Group, Ltd.	269,011	233,770

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SINGAPORE (Continued)
*SATS, Ltd.	118,970	$392,001
SBS Transit, Ltd.	22,300	47,316
Sembcorp Industries, Ltd.	720,900	1,540,050
*Sembcorp Marine, Ltd.	2,664,000	210,280
Sheng Siong Group, Ltd.	260,800	288,959
*SIA Engineering Co., Ltd.	16,700	32,411
SIIC Environment Holdings, Ltd.	499,200	79,531
Sinarmas Land, Ltd.	520,200	82,876
Sing Holdings, Ltd.	16,000	4,403
*Singapore Airlines, Ltd.	505,450	2,013,162
Singapore Exchange, Ltd.	127,700	905,339
Singapore Land Group, Ltd.	80,613	150,613
Singapore Technologies Engineering, Ltd.	186,600	554,030
Singapore Telecommunications, Ltd.	40,000	80,238
Singapore Telecommunications, Ltd.	116,400	233,491
Stamford Land Corp., Ltd.	285,000	82,555
StarHub, Ltd.	220,400	201,104
<*»Swiber Holdings, Ltd.	105,749	1,562
Tai Sin Electric, Ltd.	55,856	15,775
Tuan Sing Holdings, Ltd.	243,540	71,427
UMS Holdings, Ltd.	243,750	211,818
United Overseas Bank, Ltd.	129,292	2,807,928
UOB-Kay Hian Holdings, Ltd.	121,701	143,655
UOL Group, Ltd.	141,655	748,846
Venture Corp., Ltd.	95,000	1,179,846
Vicom, Ltd.	18,400	27,848
Wee Hur Holdings, Ltd.	112,500	17,108
Wilmar International, Ltd.	258,400	830,832
Wing Tai Holdings, Ltd.	211,800	268,412

TOTAL SINGAPORE		29,106,437

SOUTH AFRICA (1.7%)
Absa Group, Ltd.	226,777	2,463,881
Adcock Ingram Holdings, Ltd.	28,223	95,806
Advtech, Ltd.	276,567	311,255
AECI, Ltd.	70,081	451,203
African Rainbow Minerals, Ltd.	56,458	934,848
Afrimat, Ltd.	19,640	81,012
Alexander Forbes Group Holdings, Ltd.	384,692	114,802
Altron, Ltd., Class A	61,028	33,454
Alviva Holdings, Ltd.	57,884	73,561
Anglo American Platinum, Ltd.	10,775	1,195,396
AngloGold Ashanti, Ltd.	36,658	762,839
AngloGold Ashanti, Ltd., Sponsored ADR	61,109	1,247,846
*ArcelorMittal South Africa, Ltd.	42,158	21,670
Aspen Pharmacare Holdings, Ltd.	180,281	1,939,221
Astral Foods, Ltd.	26,679	257,761
#*Aveng, Ltd.	14,693	13,842
AVI, Ltd.	165,023	717,530
Balwin Properties, Ltd.	30,346	5,392
Barloworld, Ltd.	146,437	1,061,596
Bid Corp., Ltd.	64,850	1,355,121
*Blue Label Telecoms, Ltd.	237,264	84,457
Capitec Bank Holdings, Ltd.	15,654	2,200,354
Cashbuild, Ltd.	13,762	247,592

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SOUTH AFRICA (Continued)
*City Lodge Hotels, Ltd.	256,396	$73,273
Clicks Group, Ltd.	72,113	1,417,161
Coronation Fund Managers, Ltd.	81,718	216,072
Curro Holdings, Ltd.	41,356	27,455
DataTec, Ltd.	135,292	336,001
Dis-Chem Pharmacies, Ltd.	86,456	210,178
*Discovery, Ltd.	111,691	1,075,228
*Distell Group Holdings, Ltd.	16,311	178,525
DRDGOLD, Ltd.	52,598	43,232
*EOH Holdings, Ltd.	18,687	6,463
Exxaro Resources, Ltd.	93,007	1,331,927
*Famous Brands, Ltd.	23,111	93,226
FirstRand, Ltd.	537,395	2,327,112
Foschini Group, Ltd. (The)	148,634	1,305,508
Gold Fields, Ltd.	2,032	27,963
#Gold Fields, Ltd., Sponsored ADR	573,819	7,706,389
Grindrod Shipping Holdings, Ltd.	5,985	153,823
Grindrod, Ltd.	206,608	89,482
Harmony Gold Mining Co., Ltd.	14,209	59,113
Harmony Gold Mining Co., Ltd., Sponsored ADR	214,774	878,426
Hudaco Industries, Ltd.	19,536	182,980
Impala Platinum Holdings, Ltd.	307,204	4,005,282
Investec, Ltd.	113,210	688,798
Italtile, Ltd.	90,429	98,283
JSE, Ltd.	29,744	208,746
KAP Industrial Holdings, Ltd.	877,635	282,996
Kumba Iron Ore, Ltd.	23,306	786,874
Lewis Group, Ltd.	40,500	122,912
Life Healthcare Group Holdings, Ltd.	858,594	1,168,225
Long4Life, Ltd.	163,116	62,601
*Massmart Holdings, Ltd.	51,006	134,801
Metair Investments, Ltd.	98,252	175,430
MiX Telematics, Ltd., Sponsored ADR	7,590	83,869
Momentum Metropolitan Holdings	628,810	669,114
Motus Holdings, Ltd.	126,445	909,389
Mpact, Ltd.	81,828	167,834
Mr Price Group, Ltd.	73,611	1,001,012
MTN Group, Ltd.	623,399	6,648,932
MultiChoice Group	167,421	1,368,689
*Murray & Roberts Holdings, Ltd.	118,042	82,843
*Nampak, Ltd.	49,933	9,282
Nedbank Group, Ltd.	224,606	3,148,212
NEPI Rockcastle PLC	84,230	511,837
Netcare, Ltd.	582,723	561,861
*Northam Platinum Holdings, Ltd.	122,047	1,458,121
Oceana Group, Ltd.	38,491	135,675
Old Mutual, Ltd.	2,788,866	2,237,617
Omnia Holdings, Ltd.	88,978	469,242
Pepkor Holdings, Ltd.	368,490	499,047
Pick n Pay Stores, Ltd.	153,305	558,019
*PPC, Ltd.	787,218	192,123
PSG Konsult, Ltd.	54,553	46,633
Raubex Group, Ltd.	82,409	220,452
RCL Foods, Ltd.	37,465	26,341
Reunert, Ltd.	101,585	282,861

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SOUTH AFRICA (Continued)
RFG Holdings, Ltd.	35,527	$26,955
Royal Bafokeng Platinum, Ltd.	109,654	1,095,413
Sanlam, Ltd.	463,682	1,929,925
Santam, Ltd.	16,462	304,057
*Sappi, Ltd.	321,712	1,186,060
*Sasol, Ltd., Sponsored ADR	78,283	1,899,146
*Sasol, Ltd.	16,437	408,196
Shoprite Holdings, Ltd.	126,891	1,837,387
#Sibanye Stillwater, Ltd., ADR	54,050	742,647
Sibanye Stillwater, Ltd.	822,803	2,902,343
SPAR Group, Ltd. (The)	82,292	860,941
Spur Corp., Ltd.	23,750	35,063
Standard Bank Group, Ltd.	245,942	2,612,393
*Steinhoff International Holdings	314,204	52,049
*Sun International, Ltd.	113,238	205,337
Super Group, Ltd.	252,272	428,741
*Telkom SA SOC, Ltd.	217,907	651,121
The Bidvest Group Ltd	77,199	1,064,301
*Thungela Resources, Ltd.	11,628	198,690
Tiger Brands, Ltd.	55,573	544,618
Truworths International, Ltd.	213,335	758,584
*Tsogo Sun Gaming, Ltd.	157,765	111,818
*Tsogo Sun Hotels, Ltd.	50,650	10,504
Vodacom Group, Ltd.	110,982	1,066,438
Wilson Bayly Holmes-Ovcon, Ltd.	29,309	138,185
Woolworths Holdings, Ltd.	403,362	1,515,389

TOTAL SOUTH AFRICA		85,020,230

SPAIN (1.4%)
Acciona SA	14,828	2,933,032
Acerinox SA	94,954	1,010,234
ACS Actividades de Construccion y Servicios SA	73,661	1,910,861
Aedas Homes SA	2,287	53,561
*Aena SME SA	5,665	814,570
Alantra Partners SA	614	10,137
Almirall SA	21,255	278,494
*Amadeus IT Group SA	39,615	2,524,234
*Amper SA	310,784	85,572
Applus Services SA	87,693	686,439
Atresmedia Corp. de Medios de Comunicacion SA	37,599	144,778
Azkoyen SA	4,453	26,119
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	238,802	1,239,382
Banco Bilbao Vizcaya Argentaria SA	487,011	2,599,180
Banco de Sabadell SA	2,653,827	2,082,948
Banco Santander SA	1,233,941	3,666,377
Banco Santander SA	116,432	331,350
Banco Santander SA, Sponsored ADR	238,334	686,402
Bankinter SA	261,027	1,550,890
CaixaBank SA	803,362	2,617,107
<*»CAJA de Ahorros del Mediterraneo	4,397	—
Cellnex Telecom SA	66,271	3,115,312
Cia de Distribucion Integral Logista Holdings SA	22,966	423,748
CIE Automotive SA	26,008	576,181
Construcciones y Auxiliar de Ferrocarriles SA	7,787	240,697
Ebro Foods SA	30,974	555,494

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SPAIN (Continued)
*eDreams ODIGEO SA	21,208	$173,394
Elecnor SA	10,299	122,231
Enagas SA	193,271	4,194,053
*Ence Energia y Celulosa SA	71,139	269,573
Endesa SA	34,548	730,023
*Ercros SA	47,819	165,466
Faes Farma SA	208,641	873,822
Ferrovial SA	4,043	104,881
Fluidra SA	15,634	430,800
Fomento de Construcciones y Contratas SA	32,184	370,083
Gestamp Automocion SA	57,104	187,835
Global Dominion Access SA	50,319	210,213
#Grifols SA	34,373	580,190
Grupo Catalana Occidente SA	13,510	392,654
Grupo Empresarial San Jose SA	7,310	31,387
*»Iberdrola SA	12,331	143,222
Iberdrola SA	851,297	9,887,837
Iberpapel Gestion SA	1,857	31,345
*Indra Sistemas SA	55,701	573,810
Industria de Diseno Textil SA	70,769	1,500,624
Laboratorios Farmaceuticos Rovi SA	7,293	501,633
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	210,927	304,627
Mapfre SA	457,650	842,484
*Mediaset Espana Comunicacion SA	118,563	533,334
*Melia Hotels International SA	30,098	252,746
Metrovacesa SA	1,751	14,039
Miquel y Costas & Miquel SA	15,810	210,153
*Neinor Homes SA	1,353	15,301
*Obrascon Huarte Lain SA	69,591	60,568
*Pharma Mar SA	2,722	209,568
Prim SA	2,407	35,804
*Promotora de Informaciones SA, Class A	72,018	47,865
Prosegur Cash SA	33,373	24,786
Prosegur Cia de Seguridad SA	106,234	221,790
*Realia Business SA	69,999	64,984
Red Electrica Corp SA	78,390	1,582,421
Repsol SA	308,751	4,652,876
Repsol SA, Sponsored ADR	41,900	623,053
Sacyr SA	223,235	608,067
*Siemens Gamesa Renewable Energy SA	6,995	113,089
*Solaria Energia y Medio Ambiente SA	29,749	669,102
Talgo SA	4,147	16,931
*Tecnicas Reunidas SA	3,605	30,083
Telefonica SA	827,039	4,042,232
#Telefonica SA, Sponsored ADR	14,645	70,003
#*Tubacex SA	41,556	90,748
#Unicaja Banco SA	489,989	465,741
Vidrala SA	8,062	580,893
Viscofan SA	20,611	1,142,627
*Vocento SA	6,696	6,852

TOTAL SPAIN		69,170,942

SWEDEN (2.1%)
AAK AB	10,600	185,464

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWEDEN (Continued)
AcadeMedia AB	37,991	$216,269
AddLife AB, Class B	22,177	500,454
AddNode Group AB	6,360	271,133
AddTech AB, B Shares	63,780	1,142,958
AFRY AB	24,335	407,267
Alfa Laval AB	19,575	553,469
Alimak Group AB	8,628	91,625
Alligo AB, Class B	11,021	126,490
Ambea AB	23,540	120,544
*Annehem Fastigheter AB, Class B	21,544	58,956
AQ Group AB	828	23,842
*Arise AB	9,054	51,218
Arjo AB, Class B	57,837	437,025
Assa Abloy AB, Class B	33,603	861,233
Atlas Copco AB, Class A	76,138	3,513,278
Atlas Copco AB, Class B	27,621	1,111,513
Atrium Ljungberg AB, B Shares	9,002	148,358
*Attendo AB	40,806	111,001
Avanza Bank Holding AB	36,591	940,056
Axfood AB	18,216	541,457
Beijer Alma AB, Class B	22,051	463,836
*Beijer Electronics Group AB	9,700	64,083
Beijer Ref AB	53,013	871,519
Bergman & Beving AB	12,025	156,186
Besqab AB	1,033	16,349
*Betsson AB, Class B	214,071	1,329,016
*Better Collective A/S	2,490	38,774
#*BHG Group AB	5,703	39,832
Bilia AB, A Shares	63,254	888,095
BillerudKorsnas AB	64,333	1,004,736
BioGaia AB, B Shares	6,804	428,665
Biotage AB	17,999	378,236
*Bjorn Borg AB	2,121	9,876
Boliden AB	157,158	6,919,647
Bonava AB, B Shares	32,578	160,007
*Boozt AB	1,646	17,429
Bravida Holding AB	47,638	493,242
Bufab AB	17,301	577,680
Bulten AB	6,216	44,049
Byggmax Group AB	42,819	331,854
*Careium AB	9,675	14,271
Castellum AB	18,860	377,264
Catella AB	15,449	60,892
Catena AB	6,863	359,852
#*Catena Media PLC	15,882	67,609
*Cavotec SA	5,047	7,163
Cellavision AB	2,324	73,446
Clas Ohlson AB, B Shares	36,695	420,031
Cloetta AB, B Shares	96,192	244,965
Concentric AB	20,211	398,303
Coor Service Management Holding AB	30,224	276,367
Corem Property Group AB, Class B	52,370	111,549
Dios Fastigheter AB	17,893	161,877
Dometic Group AB	211,656	1,845,251
#*Doro AB	9,675	21,487
*Duni AB	14,054	129,011

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWEDEN (Continued)
#Dustin Group AB	33,833	$245,628
Eastnine AB	8,283	81,871
Elanders AB, Class B	4,907	74,557
Electrolux AB, Class B	50,346	777,500
Electrolux Professional AB, Class B	44,147	249,735
#Elekta AB, Class B	43,080	293,583
*Eltel AB	18,432	21,738
*Enea AB	5,049	60,629
Eolus Vind AB, Class B	1,116	11,920
Epiroc AB	38,078	672,844
Epiroc AB	41,876	862,034
#Essity AB, Class B	81,106	2,161,535
Essity AB, Class A	3,631	96,954
Evolution AB	5,104	534,929
*Ework Group AB	3,724	45,099
Fabege AB	19,571	240,107
Fagerhult AB	15,646	79,322
*Fastighets AB Balder, B Shares	5,712	286,727
*Fastighets AB Trianon	500	7,658
FastPartner AB, Class A	10,334	87,371
Fastpartner AB, Class D	322	2,709
Fenix Outdoor International AG	789	71,058
Ferronordic AB	4,563	21,246
#*Fingerprint Cards AB, Class B	15,173	17,747
FormPipe Software AB	4,982	17,602
G5 Entertainment AB	2,732	52,027
*GARO AB	5,502	83,148
Getinge AB, Class B	25,831	755,938
GHP Specialty Care AB	14,434	51,585
Granges AB	66,749	553,779
H & M Hennes & Mauritz AB, Class B	74,575	953,228
*Haldex AB	20,108	83,772
*Hanza Holding AB	2,968	12,395
*Hexagon AB	53,638	703,792
Hexatronic Group AB	8,925	385,494
Hexpol AB	66,447	578,414
HMS Networks AB	6,871	283,165
Holmen AB, Class B	19,680	1,152,263
Hufvudstaden AB, Class A	11,429	149,262
#*Humana AB	23,713	125,425
Husqvarna AB, Class B	209,236	2,019,003
Husqvarna AB, A Shares	14,304	139,486
Indutrade AB	63,443	1,521,075
*Instalco AB	43,414	270,458
*International Petroleum Corp.	33,561	322,730
*International Petroleum Corp.	12,684	123,494
Intrum AB	29,387	717,170
Inwido AB	40,137	559,841
*ITAB Shop Concept AB	3,537	4,009
JM AB	31,451	734,783
*John Mattson Fastighetsforetagen AB	1,319	20,714
*Kabe Group AB, Class B	658	15,957
Kindred Group PLC	142,544	1,267,465
KNOW IT AB	17,201	536,755
Lagercrantz Group AB, B Shares	83,618	858,093

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWEDEN (Continued)
LeoVegas AB	39,568	$170,985
*Lifco AB	21,302	455,259
Lime Technologies AB	2,116	59,937
Lindab International AB	41,934	989,972
Loomis AB	79,968	2,013,622
Lundin Energy AB	21,811	913,120
Medicover AB, Class B	10,411	174,024
*Medivir AB	8,875	7,087
*Mekonomen AB	26,798	312,217
#*Millicom International Cellular SA	77,938	1,773,099
MIPS AB	8,283	597,458
*Modern Times Group MTG AB, Class B	28,038	299,752
*Momentum Group AB	11,021	84,177
Munters Group AB	28,012	169,616
Mycronic AB	31,065	550,985
*NCAB Group AB	7,301	46,594
NCC AB, Class B	33,196	415,571
Nederman Holding AB	1,650	28,136
*Nelly Group AB	4,321	8,295
*Net Insight AB, Class B	97,523	40,350
New Wave Group AB, Class B	19,517	343,972
*Nibe Industrier AB	19,277	191,799
*Nilorngruppen AB, Class B	1,212	14,356
Nobia AB	79,215	313,840
*Nolato AB, Class B	130,629	913,690
*Nordic Entertainment Group AB, Class B	15,571	519,439
Nordic Waterproofing Holding AB	5,851	108,735
*Note AB	3,599	75,851
Nyfosa AB	2,016	22,479
Oem International AB, Class B	9,374	145,491
Peab AB, Class B	115,729	1,117,307
Platzer Fastigheter Holding AB, Class B	5,668	57,992
Pricer AB, Class B	52,318	83,766
*Proact IT Group AB	17,259	126,887
Ratos AB, B Shares	106,434	551,224
*RaySearch Laboratories AB	7,166	31,683
Resurs Holding AB	29,603	86,874
Rottneros AB	45,215	61,405
Saab AB, Class B	18,447	788,862
Sagax AB, Class B	15,490	400,799
Samhallsbyggnadsbolaget i Norden AB	198,108	628,105
Sandvik AB	97,963	1,883,067
Scandi Standard AB	31,872	125,882
#*Scandic Hotels Group AB	104,285	407,414
Sectra AB, Class B	23,913	304,731
Securitas AB, Class B	109,592	1,308,723
Semcon AB	7,689	98,298
*Sensys Gatso Group AB	132,179	12,957
*Serneke Group AB	2,060	9,718
#*Sinch AB	5,100	23,098
Skandinaviska Enskilda Banken AB, Class A	131,682	1,499,908
Skandinaviska Enskilda Banken AB, Class C	1,689	20,799
Skanska AB, Class B	99,082	1,917,729
SKF AB, Class A	4,622	90,898
SKF AB, Class B	113,139	1,875,570
SkiStar AB	14,478	283,843

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWEDEN (Continued)
*Solid Forsakring AB	2,960	$14,454
SSAB AB	73,711	440,442
SSAB AB	13,020	83,951
SSAB AB, Class A	96,409	623,540
SSAB AB, Class B	158,082	946,553
*Stendorren Fastigheter AB	2,612	64,678
*Stillfront Group AB	12,909	26,587
Svenska Cellulosa AB SCA, Class A	5,089	100,706
Svenska Cellulosa AB SCA, Class B	113,161	2,220,271
Svenska Handelsbanken AB, Class A	103,526	1,056,894
#Svenska Handelsbanken AB, Class B	2,965	33,727
Sweco AB, Class B	59,184	844,247
Swedbank AB, Class A	61,415	984,248
Swedish Match AB	98,874	793,952
*Swedish Orphan Biovitrum AB, Class A	8,319	176,262
Systemair AB	14,540	92,644
Tele2 AB, Class B	69,740	927,887
Telefonaktiebolaget LM Ericsson, Class A	6,342	53,879
Telefonaktiebolaget LM Ericsson, Class B	377,529	3,058,905
Telia Co. AB	425,149	1,774,683
*Tethys Oil AB	8,723	83,370
*TF Bank AB	582	10,364
Thule Group AB	26,246	929,686
Trelleborg AB, Class B	69,650	1,550,409
Troax Group AB	16,089	362,248
VBG Group AB, Class B	1,816	26,239
Vitec Software Group AB	4,869	247,792
Vitrolife AB	5,537	144,399
Volvo AB, Class A	42,804	710,679
Volvo AB, Class B	373,136	6,036,715
Wallenstam AB, B Shares	19,704	219,909
Wihlborgs Fastigheter AB	25,641	449,284

TOTAL SWEDEN		102,919,933

SWITZERLAND (5.0%)
ABB, Ltd., Registered	160,032	4,880,180
ABB, Ltd., Sponsored ADR	3,444	102,872
Adecco Group AG	68,245	2,682,271
Alcon, Inc.	71,877	5,118,361
Allreal Holding AG, Registered	7,505	1,425,768
ALSO Holding AG, Registered	3,152	724,150
*ams-OSRAM AG	108,735	1,359,958
*APG SGA SA	506	96,962
Arbonia AG	23,513	421,497
*Aryzta AG	442,874	416,570
Ascom Holding AG, Registered	12,384	110,871
Autoneum Holding AG	2,048	244,329
Bachem Holding AG, Registered B	519	229,383
Baloise Holding AG, Registered	18,858	3,308,626
Banque Cantonale de Geneve	600	101,993
Banque Cantonale Vaudoise, Registered	12,840	1,094,638
Barry Callebaut AG	1,310	3,042,023
Belimo Holding AG, Class R	2,822	1,411,509
Bell Food Group AG	1,066	292,130

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWITZERLAND (Continued)
Bellevue Group AG	4,979	$192,358
Berner Kantonalbank AG, Registered	1,684	388,622
BKW AG	5,977	734,001
Bobst Group SA, Registered	4,280	365,541
Bossard Holding AG, Registered A	4,627	1,010,585
Bucher Industries AG, Registered	5,240	1,916,448
Burckhardt Compression Holding AG	1,586	816,978
Burkhalter Holding AG	2,071	164,289
Bystronic AG	561	469,306
Calida Holding AG	2,049	103,754
Carlo Gavazzi Holding AG	216	65,424
Cembra Money Bank AG	13,017	951,482
Chocoladefabriken Lindt & Spruengli AG	11	1,307,784
*Cicor Technologies, Ltd.	1,054	56,031
Cie Financiere Richemont SA, Registered	37,600	4,474,115
Cie Financiere Tradition SA	869	98,033
Clariant AG, Registered	110,395	1,908,441
Coltene Holding AG, Registered	1,810	172,674
Comet Holding AG, Class R	459	100,960
*COSMO Pharmaceuticals NV	740	42,541
Credit Suisse Group AG, Registered	168,897	1,168,959
Credit Suisse Group AG, Sponsored ADR	94,326	631,984
Daetwyler Holding AG	2,418	785,947
DKSH Holding AG	17,945	1,553,884
dormakaba Holding AG	1,088	510,009
*Dottikon Es Holding AG	172	52,363
*Dufry AG, Registered	27,169	1,103,106
EFG International AG	45,002	343,548
Emmi AG	1,065	1,065,384
EMS-Chemie Holding AG	984	888,555
Energiedienst Holding AG, Registered	1,995	89,407
*Evolva Holding SA	73,727	8,066
*Feintool International Holding AG	1,240	54,932
*Flughafen Zurich AG, Registered	10,183	1,741,491
Forbo Holding AG	751	1,107,950
Galenica AG	25,324	1,878,461
*GAM Holding AG	79,101	82,797
Geberit AG, Registered	7,862	4,535,847
Georg Fischer AG, Registered	70,160	3,867,058
Givaudan SA, Registered	424	1,701,417
Gurit Holding AG	232	300,681
Helvetia Holding AG, Registered	23,111	3,000,037
*Hochdorf Holding AG	415	17,145
Holcim AG	92,162	4,571,782
Huber + Suhner AG, Registered	8,541	755,856
Hypothekarbank Lenzburg AG	9	38,757
*Implenia AG, Registered	6,013	137,525
*Ina Invest Holding AG	1,202	24,210
Inficon Holding AG	706	650,976
Interroll Holding AG, Class R	272	832,267
Intershop Holding AG	333	217,506
Investis Holding SA	125	14,488
IVF Hartmann Holding AG, Registered Shares	78	8,839
Julius Baer Group, Ltd.	116,051	5,651,605
*Jungfraubahn Holding AG, Registered	706	100,956
Kardex Holding AG, Registered	3,547	684,076

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWITZERLAND (Continued)
Komax Holding AG, Class R	2,018	$536,387
Kudelski SA	18,111	60,640
Kuehne + Nagel International AG, Registered	6,297	1,784,685
Landis+Gyr Group AG	37,106	2,094,894
LEM Holding SA	174	403,338
Liechtensteinische Landesbank AG	4,977	277,910
#Logitech International SA, Class R	22,794	1,488,448
Lonza Group AG, Registered	3,127	1,863,346
Luzerner Kantonalbank AG, Registered	1,408	602,714
*Medacta Group SA	847	97,034
*Medartis Holding AG	115	12,203
Medmix AG	8,776	298,003
Meier Tobler Group AG	2,661	62,505
Metall Zug AG	88	184,042
Mikron Holding AG	2,431	19,235
Mobilezone Holding AG, Registered	19,983	326,514
Mobimo Holding AG, Registered	3,342	962,333
Nestle SA, Registered	339,556	44,077,748
Novartis AG, Sponsored ADR	120,676	10,623,108
Novartis AG, Registered	16,181	1,442,145
Novavest Real Estate AG	306	14,943
OC Oerlikon Corp. AG	102,434	739,247
*Orascom Development Holding AG	6,054	55,510
Orell Fuessli AG	152	13,874
Orior AG	2,835	262,865
Partners Group Holding AG	2,807	3,029,241
Phoenix Mecano AG	223	89,370
Plazza AG	187	67,814
PSP Swiss Property AG, Registered	14,042	1,782,284
Rieter Holding AG, Registered	1,653	227,859
Roche Holding AG	2,558	1,035,165
Roche Holding AG	63,328	23,644,019
Romande Energie Holding SA	69	83,882
Schaffner Holding AG	216	69,875
Schindler Holding AG, Registered	3,441	671,432
Schweiter Technologies AG	516	524,692
*Sensirion Holding AG	3,165	384,110
SFS Group AG	9,086	1,149,499
SGS SA, Registered	650	1,688,868
Siegfried Holding AG, Registered	2,001	1,463,669
SIG Combibloc Group AG	63,714	1,349,570
Sika AG, Registered	16,252	5,039,769
Softwareone Holding AG	865	11,852
Sonova Holding AG	6,158	2,253,461
St Galler Kantonalbank AG, Registered	1,165	565,307
Straumann Holding AG, Class R	7,020	842,921
Sulzer AG, Registered	8,776	664,540
Swatch Group AG (The)	8,226	2,156,820
Swatch Group AG (The)	12,910	645,866
Swiss Life Holding AG	9,360	5,525,452
Swiss Prime Site AG, Registered	41,995	4,131,791
Swiss Re AG	63,532	5,257,189
*Swiss Steel Holding AG	261,907	75,012
Swisscom AG, Registered	9,758	5,798,603
Swissquote Group Holding SA, Registered	5,426	900,560

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWITZERLAND (Continued)
Tecan Group AG, Class R	834	$253,985
Temenos AG, Registered	21,494	2,198,892
Thurgauer Kantonalbank	112	12,923
*Tornos Holding AG	3,658	25,551
TX Group AG	1,322	188,497
*u-blox Holding AG	3,189	268,091
#UBS Group AG	338,714	5,703,944
Valiant Holding AG	8,468	853,212
Valora Holding AG, Registered	2,643	435,122
VAT Group AG	3,519	1,113,000
Vaudoise Assurances Holding SA	445	209,514
Vetropack Holding AG	5,517	229,342
Vifor Pharma AG	14,424	2,556,688
*Von Roll Holding AG	26,594	27,015
Vontobel Holding AG, Class R	14,761	1,088,845
VP Bank AG, Class A	1,623	163,194
VZ Holding AG	3,532	264,541
*V-ZUG Holding AG	820	92,083
Walliser Kantonalbank	172	19,581
Warteck Invest AG	33	80,915
Ypsomed Holding AG, Registered	618	89,009
Zehnder Group AG, Registered	5,832	460,840
Zug Estates Holding AG	68	139,412
Zuger Kantonalbank AG	34	256,405
Zurich Insurance Group AG	10,245	4,706,378

TOTAL SWITZERLAND		243,452,471

TAIWAN (5.8%)
ABC Taiwan Electronics Corp.	7,000	5,213
#*Ability Opto-Electronics Technology Co., Ltd.	35,700	70,733
#AcBel Polytech, Inc.	288,540	283,396
Accton Technology Corp.	140,929	1,114,025
#Acer, Inc.	1,098,521	1,028,623
ACES Electronic Co., Ltd.	46,161	64,992
#*Acme Electronics Corp.	19,000	19,531
*Acon Holding, Inc.	73,000	29,720
Acter Group Corp., Ltd.	26,350	179,240
ADATA Technology Co., Ltd.	71,503	171,265
Addcn Technology Co., Ltd.	10,647	76,397
Advanced Ceramic X Corp.	9,000	74,961
#Advanced International Multitech Co., Ltd.	64,000	184,994
*Advanced Optoelectronic Technology, Inc.	44,000	30,154
Advanced Power Electronics Corp.	25,000	76,250
Advancetek Enterprise Co., Ltd.	121,532	93,389
Advantech Co., Ltd.	38,039	476,851
AEON Motor Co., Ltd.	6,000	10,748
Aerospace Industrial Development Corp.	227,000	255,684
Airtac International Group	32,202	887,110
*ALI Corp.	43,000	38,732
Allied Circuit Co., Ltd.	10,000	48,854
Allis Electric Co., Ltd.	67,511	62,299
Alltek Technology Corp.	52,600	67,991
#Alltop Technology Co., Ltd.	16,001	89,029
Alpha Networks, Inc.	80,000	78,438
Amazing Microelectronic Corp.	21,055	94,648

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
*Ambassador Hotel (The)	121,000	$129,516
Ampire Co., Ltd.	34,000	29,357
Ample Electronic Technology Co., Ltd.	5,000	11,247
AMPOC Far-East Co., Ltd.	24,000	33,180
*Anji Technology Co., Ltd.	10,000	20,797
Anpec Electronics Corp.	31,781	204,861
AP Memory Technology Corp.	41,000	349,137
Apac Opto Electronics, Inc.	23,000	27,740
Apacer Technology, Inc.	40,501	57,298
#APAQ Technology Co., Ltd.	26,319	48,217
APCB, Inc.	62,000	41,017
Apex Biotechnology Corp.	31,226	28,762
Apex International Co., Ltd.	58,252	188,538
Apex Medical Corp.	20,000	23,477
Apex Science & Engineering	75,920	26,015
Apogee Optocom Co., Ltd.	5,000	11,569
*Arcadyan Technology Corp.	55,566	241,300
Ardentec Corp.	367,120	541,796
Argosy Research, Inc.	28,025	89,755
#ASE Technology Holding Co., Ltd., ADR	80,708	519,760
ASE Technology Holding Co., Ltd.	562,796	1,825,357
Asia Cement Corp.	441,028	719,698
Asia Electronic Material Co., Ltd.	33,000	23,735
Asia Optical Co., Inc.	106,000	254,611
*Asia Pacific Telecom Co., Ltd.	882,588	226,370
Asia Tech Image, Inc.	19,000	36,871
#Asia Vital Components Co., Ltd.	151,053	535,531
ASMedia Technology, Inc.	3,364	162,633
ASPEED Technology, Inc.	6,000	539,431
ASROCK, Inc.	20,000	112,636
Asustek Computer, Inc.	99,502	1,205,144
Aten International Co., Ltd.	28,000	76,660
#AU Optronics Corp.	4,083,980	2,376,219
AURAS Technology Co., Ltd.	38,000	215,297
Aurora Corp.	14,100	43,196
Avalue Technology, Inc.	16,000	33,872
AVer Information, Inc.	7,000	12,990
Axiomtek Co., Ltd.	25,000	50,550
*Azurewave Technologies, Inc.	54,000	36,274
Bafang Yunji International Co., Ltd.	8,000	35,012
Bank of Kaohsiung Co., Ltd.	307,978	148,370
Basso Industry Corp.	51,000	72,671
BenQ Materials Corp.	58,000	62,574
BES Engineering Corp.	1,443,000	467,529
Bin Chuan Enterprise Co., Ltd.	66,000	58,442
Bionime Corp.	7,000	17,194
Bioteque Corp.	22,000	82,475
Bizlink Holding, Inc.	49,038	499,938
Bora Pharmaceuticals Co., Ltd.	4,986	25,966
Brave C&H Supply Co., Ltd.	15,000	36,539
#Brighton-Best International Taiwan, Inc.	134,423	162,354
Browave Corp.	13,000	20,045
C Sun Manufacturing, Ltd.	80,586	120,979
*Cameo Communications, Inc.	51,000	16,403
Capital Futures Corp.	34,509	42,909

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
Capital Securities Corp.	934,600	$497,811
#Career Technology MFG. Co., Ltd.	261,715	186,016
Caswell, Inc.	12,000	33,058
Cathay Financial Holding Co., Ltd.	1,150,254	2,439,004
Cathay Real Estate Development Co., Ltd.	327,300	204,316
Cayman Engley Industrial Co., Ltd.	15,327	36,035
Celxpert Energy Corp.	33,000	41,480
Central Reinsurance Co., Ltd.	67,788	69,224
Century Iron & Steel Industrial Co., Ltd.	30,000	129,769
Chailease Holding Co., Ltd.	356,648	2,861,605
*Chain Chon Industrial Co., Ltd.	29,612	19,892
ChainQui Construction Development Co., Ltd.	39,990	21,843
*Champion Building Materials Co., Ltd.	109,526	43,661
Champion Microelectronic Corp.	13,000	30,961
Chang Hwa Commercial Bank, Ltd.	1,465,228	919,636
Chang Wah Electromaterials, Inc.	159,130	190,575
Chang Wah Technology Co., Ltd.	46,000	141,236
#Channel Well Technology Co., Ltd.	85,000	102,950
Charoen Pokphand Enterprise	80,920	222,921
CHC Healthcare Group	50,000	77,437
CHC Resources Corp.	45,900	73,657
Chen Full International Co., Ltd.	48,000	67,012
Chenbro Micom Co., Ltd.	33,000	75,459
Cheng Loong Corp.	355,360	403,277
#*Cheng Mei Materials Technology Corp.	279,100	113,153
Cheng Shin Rubber Industry Co., Ltd.	654,341	742,573
Cheng Uei Precision Industry Co., Ltd.	183,050	211,459
*Chenming Electronic Technology Corp.	38,000	17,275
Chian Hsing Forging Industrial Co., Ltd.	21,000	27,073
*Chicony Electronics Co., Ltd.	261,400	731,642
Chicony Power Technology Co., Ltd.	78,807	187,155
Chief Telecom, Inc.	5,000	48,515
Chieftek Precision Co., Ltd.	29,700	75,370
*Chien Shing Harbour Service Co., Ltd.	8,000	12,919
*China Airlines, Ltd.	2,795,019	2,640,881
China Bills Finance Corp.	384,000	230,591
China Chemical & Pharmaceutical Co., Ltd.	122,000	100,578
China Container Terminal Corp.	12,000	15,063
China Development Financial Holding Corp.	3,562,412	2,169,439
China Ecotek Corp.	11,000	15,413
#China General Plastics Corp.	204,108	230,245
China Glaze Co., Ltd.	21,000	9,191
China Metal Products	140,290	157,065
China Steel Chemical Corp.	39,000	151,499
China Steel Corp.	1,745,882	2,138,262
#China Steel Structure Co., Ltd.	24,000	47,796
China Wire & Cable Co., Ltd.	34,160	31,871
Chinese Maritime Transport, Ltd.	31,570	55,909
Ching Feng Home Fashions Co., Ltd.	78,000	47,236
#Chin-Poon Industrial Co., Ltd.	661,126	678,498
Chipbond Technology Corp.	464,000	1,056,281
ChipMOS Technologies, Inc.	361,096	572,108
ChipMOS Technologies, Inc., ADR	4,941	154,011
Chlitina Holding, Ltd.	29,000	182,999
#Chong Hong Construction Co., Ltd.	84,940	210,942
Chroma ATE, Inc.	47,560	268,655

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
Chun YU Works & Co., Ltd.	18,000	$18,290
Chun Yuan Steel Industry Co., Ltd.	220,570	160,140
#Chung Hung Steel Corp.	634,212	820,858
Chung Hwa Food Industrial Co., Ltd.	6,600	25,526
*Chung Hwa Pulp Corp.	191,629	124,500
#Chung-Hsin Electric & Machinery Manufacturing Corp.	234,000	431,871
Chunghwa Precision Test Tech Co., Ltd.	7,000	112,212
Chunghwa Telecom Co., Ltd., Sponsored ADR	1,000	43,820
Chunghwa Telecom Co., Ltd.	112,727	501,000
Cleanaway Co., Ltd.	40,000	272,090
CoAsia Electronics Corp.	67,722	28,490
Collins Co., Ltd.	22,000	12,838
#Compal Electronics, Inc.	1,625,747	1,227,218
Compeq Manufacturing Co., Ltd.	914,000	1,421,754
Compucase Enterprise	17,000	16,985
*Concord International Securities Co., Ltd.	20,000	10,449
#Concord Securities Co., Ltd.	211,685	99,108
Concraft Holding Co., Ltd.	31,241	24,007
Continental Holdings Corp.	192,200	174,102
Contrel Technology Co., Ltd.	72,000	45,190
#Coremax Corp.	18,891	82,997
Coretronic Corp.	23,000	44,556
Co-Tech Development Corp.	117,253	231,121
Crowell Development Corp.	15,000	10,127
*CSBC Corp. Taiwan	211,616	150,767
CTBC Financial Holding Co., Ltd.	5,211,654	5,171,783
CTCI Corp.	168,444	266,306
Cub Elecparts, Inc.	16,788	78,599
CviLux Corp.	26,600	35,737
CX Technology Co., Ltd.	8,000	10,585
Cyberlink Corp.	8,000	22,500
CyberPower Systems, Inc.	19,000	42,415
#CyberTAN Technology, Inc.	154,424	118,403
Cypress Technology Co., Ltd.	19,161	45,375
#DA CIN Construction Co., Ltd.	138,000	146,776
Dadi Early-Childhood Education Group, Ltd.	9,368	34,643
*Da-Li Development Co., Ltd.	110,832	116,940
Darfon Electronics Corp.	212,000	340,920
*Darwin Precisions Corp.	178,000	64,012
Daxin Materials Corp.	31,100	109,732
De Licacy Industrial Co., Ltd.	89,662	46,389
Delta Electronics, Inc.	57,699	489,381
#Depo Auto Parts Industries Co., Ltd.	58,000	113,342
DFI, Inc.	4,000	8,346
Dimerco Data System Corp.	5,000	12,315
Dimerco Express Corp.	99,880	352,412
#D-Link Corp.	276,897	159,231
DONPON PRECISION, INC.	17,000	11,622
Dr Wu Skincare Co., Ltd.	5,000	13,605
Dyaco International, Inc.	39,000	54,778
Dynamic Electronics Co., Ltd.	215,934	156,774
Dynapack International Technology Corp.	65,000	177,079
E Ink Holdings, Inc.	219,000	1,292,802
E&R Engineering Corp.	11,982	30,447
E.Sun Financial Holding Co., Ltd.	2,250,063	2,583,998

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
Eastern Media International Corp.	119,759	$118,030
Eclat Textile Co., Ltd.	48,143	796,245
Ecove Environment Corp.	10,000	83,290
Edimax Technology Co., Ltd.	52,313	19,345
Edom Technology Co., Ltd.	77,578	92,776
eGalax_eMPIA Technology, Inc.	24,576	63,117
#Egis Technology, Inc.	39,000	146,206
Elan Microelectronics Corp.	153,600	786,877
E-LIFE MALL Corp.	34,000	99,432
Elite Advanced Laser Corp.	42,723	63,051
Elite Material Co., Ltd.	183,162	1,379,517
#Elite Semiconductor Microelectronics Technology, Inc.	127,000	538,583
Elitegroup Computer Systems Co., Ltd.	157,087	100,193
eMemory Technology, Inc.	19,000	828,315
Emerging Display Technologies Corp.	48,000	29,150
Ennoconn Corp.	25,893	173,935
#*ENNOSTAR, Inc.	368,933	734,724
EnTie Commercial Bank Co., Ltd.	226,000	119,995
*Epileds Technologies, Inc.	36,000	24,244
*Episil-Precision, Inc.	16,000	50,048
Eson Precision Industries Co., Ltd.	41,000	80,816
Eternal Materials Co., Ltd.	407,993	525,987
#*Etron Technology, Inc.	65,671	137,690
Eurocharm Holdings Co., Ltd.	17,000	87,378
*Eva Airways Corp.	1,876,132	2,269,142
*Everest Textile Co., Ltd.	253,794	74,910
Evergreen International Storage & Transport Corp.	337,000	412,739
Evergreen Marine Corp. Taiwan, Ltd.	1,230,722	6,054,340
*EVERGREEN Steel Corp.	46,000	91,920
Everlight Chemical Industrial Corp.	1,137,155	879,616
Everlight Electronics Co., Ltd.	210,225	308,467
*Everspring Industry Co., Ltd.	59,000	41,534
Excel Cell Electronic Co., Ltd.	17,000	13,150
Excelliance Mos Corp.	9,000	51,602
Excelsior Medical Co., Ltd.	49,684	116,981
EZconn Corp.	12,600	15,817
Far Eastern Department Stores, Ltd.	496,249	350,188
Far Eastern International Bank	1,233,498	502,179
Far Eastern New Century Corp.	571,625	582,766
Far EasTone Telecommunications Co., Ltd.	506,000	1,421,411
Farcent Enterprise Co., Ltd.	5,000	10,263
Farglory F T Z Investment Holding Co., Ltd.	41,000	71,775
Farglory Land Development Co., Ltd.	179,575	410,015
Federal Corp.	220,567	169,866
Feedback Technology Corp.	10,000	25,886
Feng Hsin Steel Co., Ltd.	239,000	674,621
Feng TAY Enterprise Co., Ltd.	70,297	456,714
First Financial Holding Co., Ltd.	1,664,163	1,569,566
First Hi-Tec Enterprise Co., Ltd.	22,282	37,420
*First Steamship Co., Ltd.	371,553	139,291
FIT Holding Co., Ltd.	83,000	97,430
Fittech Co., Ltd.	13,000	70,788
#FLEXium Interconnect, Inc.	186,515	585,954
Flytech Technology Co., Ltd.	33,312	82,728
FOCI Fiber Optic Communications, Inc.	26,000	23,243
Forest Water Environment Engineering Co., Ltd.	12,143	12,977

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
Formosa Advanced Technologies Co., Ltd.	69,000	$91,062
Formosa Chemicals & Fibre Corp.	212,821	576,899
Formosa International Hotels Corp.	21,246	125,059
*Formosa Laboratories, Inc.	41,108	89,118
Formosa Optical Technology Co., Ltd.	11,000	23,623
Formosa Petrochemical Corp.	19,000	59,046
Formosa Plastics Corp.	290,000	1,037,981
Formosa Sumco Technology Corp.	8,000	52,925
#Formosan Union Chemical	164,304	145,767
Fortune Electric Co., Ltd.	9,000	11,694
Founding Construction & Development Co., Ltd.	62,208	39,783
Foxsemicon Integrated Technology, Inc.	28,845	210,890
*Franbo Lines Corp.	23,000	20,756
Froch Enterprise Co., Ltd.	89,000	99,793
*Fu Chun Shin Machinery Manufacture Co., Ltd.	18,000	10,687
Fubon Financial Holding Co., Ltd.	1,244,130	3,140,346
Fulgent Sun International Holding Co., Ltd.	47,129	247,033
*Fulltech Fiber Glass Corp.	165,604	74,724
Fusheng Precision Co., Ltd.	44,000	326,916
Fwusow Industry Co., Ltd.	88,321	79,555
Gamania Digital Entertainment Co., Ltd.	54,000	117,250
*GCS Holdings, Inc.	38,000	51,697
GEM Services, Inc.	24,200	65,107
#Gemtek Technology Corp.	403,348	418,052
General Interface Solution Holding, Ltd.	123,000	382,660
General Plastic Industrial Co., Ltd.	19,114	19,973
Generalplus Technology, Inc.	21,000	48,874
#GeneReach Biotechnology Corp.	6,176	35,411
#Genesys Logic, Inc.	11,000	74,452
Genius Electronic Optical Co., Ltd.	49,646	638,355
Genmont Biotech, Inc.	23,000	21,068
Genovate Biotechnology Co., Ltd.	18,360	16,756
Getac Holdings Corp.	167,000	260,907
GFC, Ltd.	12,000	28,050
Giant Manufacturing Co., Ltd.	150,760	1,271,017
*Giantplus Technology Co., Ltd.	147,000	52,615
#Gigabyte Technology Co., Ltd.	64,000	235,585
Gigasolar Materials Corp.	9,000	44,732
#*Gigastorage Corp.	160,060	121,095
Global Brands Manufacture, Ltd.	112,240	124,709
Global Lighting Technologies, Inc.	31,000	62,157
Global Mixed Mode Technology, Inc.	32,000	218,215
Global PMX Co., Ltd.	15,000	63,612
Global Unichip Corp.	34,000	478,126
Globalwafers Co., Ltd.	33,000	582,178
Globe Union Industrial Corp.	129,075	53,862
#Gloria Material Technology Corp.	298,636	292,805
*GMI Technology, Inc.	17,600	14,181
#Gold Circuit Electronics, Ltd.	219,000	616,682
Goldsun Building Materials Co., Ltd.	580,788	576,345
Good Will Instrument Co., Ltd.	11,000	10,823
Gourmet Master Co., Ltd.	46,026	144,439
*Grand Fortune Securities Co., Ltd.	60,000	38,473
Grand Ocean Retail Group, Ltd.	40,000	21,984
Grand Plastic Technology Corp.	8,000	79,252

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
GrandTech CG Systems, Inc.	26,250	$47,735
Grape King Bio, Ltd.	46,000	223,949
Great China Metal Industry	57,000	50,762
Great Taipei Gas Co., Ltd.	76,000	85,603
Great Tree Pharmacy Co., Ltd.	12,970	119,907
Great Wall Enterprise Co., Ltd.	268,204	480,439
Greatek Electronics, Inc.	185,000	433,699
GTM Holdings Corp.	59,350	54,365
#HannsTouch Solution, Inc.	289,941	115,581
*Harmony Electronics Corp.	8,000	11,684
Harvatek Corp.	58,239	41,690
Heran Co., Ltd.	21,000	81,932
Hey Song Corp.	129,500	156,847
Hi-Clearance, Inc.	3,000	15,267
Highlight Tech Corp.	6,000	10,809
Highwealth Construction Corp.	185,824	295,989
HIM International Music, Inc.	12,800	35,653
Hiroca Holdings, Ltd.	21,795	37,785
Hitron Technology, Inc.	44,000	30,527
#Hiwin Technologies Corp.	88,080	658,908
Hocheng Corp.	93,000	44,015
Holiday Entertainment Co., Ltd.	21,000	39,541
Holtek Semiconductor, Inc.	67,000	212,760
Holy Stone Enterprise Co., Ltd.	64,000	247,528
Hon Hai Precision Industry Co., Ltd., GDR	28,814	195,359
Hon Hai Precision Industry Co., Ltd., GDR	7,429	50,146
Hon Hai Precision Industry Co., Ltd.	948,177	3,281,168
Hong Pu Real Estate Development Co., Ltd.	111,695	78,820
Hong TAI Electric Industrial	109,000	112,789
#Hota Industrial Manufacturing Co., Ltd.	49,439	126,803
Hotai Motor Co., Ltd.	40,000	787,094
Hotron Precision Electronic Industrial Co., Ltd.	32,092	67,721
Hsin Kuang Steel Co., Ltd.	51,000	111,428
Hsin Yung Chien Co., Ltd.	10,000	40,881
Hsing TA Cement Co.	64,000	44,186
Hu Lane Associate, Inc.	34,266	120,903
HUA ENG Wire & Cable Co., Ltd.	59,000	43,436
Hua Nan Financial Holdings Co., Ltd.	1,192,011	960,468
Hua Yu Lien Development Co., Ltd.	10,000	22,256
Huaku Development Co., Ltd.	111,539	348,896
Huang Hsiang Construction Corp.	58,000	109,603
#*Huikwang Corp.	13,000	24,346
Hung Ching Development & Construction Co., Ltd.	60,000	58,116
Hung Sheng Construction, Ltd.	252,608	216,824
Huxen Corp.	21,000	36,834
Hwa Fong Rubber Industrial Co., Ltd.	68,687	34,722
*Hwacom Systems, Inc.	17,000	9,718
Hycon Technology Corp.	9,200	31,524
Ibase Technology, Inc.	66,353	113,232
IBF Financial Holdings Co., Ltd.	1,223,347	666,137
Ichia Technologies, Inc.	139,000	73,566
*I-Chiun Precision Industry Co., Ltd.	65,832	83,866
*Ideal Bike Corp.	25,000	10,051
Innodisk Corp.	39,598	274,058
#Innolux Corp.	5,940,685	2,751,110
#Inpaq Technology Co., Ltd.	33,000	59,002

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
Insyde Software Corp.	14,000	$44,647
Intai Technology Corp.	14,400	40,451
Integrated Service Technology, Inc.	36,656	61,559
IntelliEPI, Inc.	5,000	12,638
International Games System Co., Ltd.	32,000	792,522
#Inventec Corp.	848,944	731,563
Iron Force Industrial Co., Ltd.	13,000	29,374
I-Sheng Electric Wire & Cable Co., Ltd.	48,000	69,699
I-Sunny Construction & Development Co., Ltd.	4,400	17,839
ITE Technology, Inc.	70,000	228,936
#ITEQ Corp.	186,019	662,652
Jarllytec Co., Ltd.	26,000	56,983
Jentech Precision Industrial Co., Ltd.	17,000	218,877
Jess-Link Products Co., Ltd.	26,000	34,446
*Jetway Information Co., Ltd.	9,000	10,168
Jia Wei Lifestyle, Inc.	29,327	71,140
JMC Electronics Co., Ltd.	6,000	9,211
Johnson Health Tech Co., Ltd.	19,000	37,451
Jourdeness Group, Ltd.	22,000	50,679
K Laser Technology, Inc.	37,000	26,173
Kaori Heat Treatment Co., Ltd.	12,147	22,048
Kaulin Manufacturing Co., Ltd.	34,000	17,072
Kedge Construction Co., Ltd.	15,000	27,786
KEE TAI Properties Co., Ltd.	186,790	77,947
#Kenda Rubber Industrial Co., Ltd.	233,338	249,760
Kenmec Mechanical Engineering Co., Ltd.	68,000	53,868
#Kerry TJ Logistics Co., Ltd.	69,000	104,288
#*Key Ware Electronics Co., Ltd.	56,515	19,461
Keystone Microtech Corp.	8,000	60,932
Kindom Development Co., Ltd.	178,200	209,483
King Chou Marine Technology Co., Ltd.	39,220	45,307
King Slide Works Co., Ltd.	23,000	309,783
King Yuan Electronics Co., Ltd.	1,219,545	1,673,614
King’s Town Bank Co., Ltd.	416,000	551,835
*King’s Town Construction Co., Ltd.	50,000	57,929
Kinik Co.	51,000	224,067
*Kinko Optical Co., Ltd.	38,871	38,046
#Kinpo Electronics	1,482,000	713,962
Kinsus Interconnect Technology Corp.	111,000	645,841
KMC Kuei Meng International, Inc.	25,581	141,463
Ko Ja Cayman Co., Ltd.	5,000	9,058
#KS Terminals, Inc.	46,162	113,230
Kung Long Batteries Industrial Co., Ltd.	34,000	158,606
Kung Sing Engineering Corp.	163,738	44,607
Kuo Toong International Co., Ltd.	79,917	58,157
Kuo Yang Construction Co., Ltd.	127,000	87,035
*Kwong Fong Industries Corp.	48,915	18,670
Kwong Lung Enterprise Co., Ltd.	27,000	39,663
L&K Engineering Co., Ltd.	74,000	73,434
La Kaffa International Co., Ltd.	5,000	16,895
LandMark Optoelectronics Corp.	22,000	105,240
Lanner Electronics, Inc.	29,793	59,636
Largan Precision Co., Ltd.	12,000	688,029
Laser Tek Taiwan Co., Ltd.	20,000	21,034
Laster Tech Corp., Ltd.	21,342	22,373

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
Leader Electronics, Inc.	36,000	$13,618
#*Leadtek Research, Inc.	10,000	18,185
#*Lealea Enterprise Co., Ltd.	308,933	112,671
Ledlink Optics, Inc.	18,900	17,120
LEE CHI Enterprises Co., Ltd.	96,000	69,861
Lelon Electronics Corp.	42,634	85,339
#Lemtech Holdings Co., Ltd.	30,349	109,656
Leo Systems, Inc.	14,000	12,373
*Leofoo Development Co., Ltd.	40,104	23,130
*Li Cheng Enterprise Co., Ltd.	64,494	54,920
*Li Peng Enterprise Co., Ltd.	246,366	68,538
Lian HWA Food Corp.	48,602	149,060
*Ligitek Electronics Co., Ltd.	16,000	12,322
*Lingsen Precision Industries, Ltd.	215,000	154,272
Lite-On Technology Corp.	1,661,164	3,663,234
Long Da Construction & Development Corp.	66,000	51,500
Longchen Paper & Packaging Co., Ltd.	341,620	232,958
Longwell Co.	41,000	71,775
Lotes Co., Ltd.	30,303	753,578
Lotus Pharmaceutical Co., Ltd.	30,000	118,573
Lu Hai Holding Corp.	8,001	9,772
Lumax International Corp., Ltd.	40,034	97,927
Lung Yen Life Service Corp.	62,000	101,070
*LuxNet Corp.	28,976	17,793
M31 Technology Corp.	2,000	18,388
Macauto Industrial Co., Ltd.	25,000	60,220
Machvision, Inc.	16,358	102,114
Macronix International Co., Ltd.	1,107,974	1,435,925
Makalot Industrial Co., Ltd.	82,680	513,323
Marketech International Corp.	21,000	91,551
Materials Analysis Technology, Inc.	20,355	86,667
Mayer Steel Pipe Corp.	51,700	56,830
Mechema Chemicals International Corp.	5,000	21,883
MediaTek, Inc.	72,048	2,028,798
Mega Financial Holding Co., Ltd.	1,422,365	2,007,443
Meiloon Industrial Co.	29,050	24,442
Mercuries & Associates Holding, Ltd.	221,915	153,964
#*Mercuries Life Insurance Co., Ltd.	630,079	166,094
Merida Industry Co., Ltd.	16,000	131,635
Merry Electronics Co., Ltd.	67,981	189,121
Micro-Star International Co., Ltd.	250,394	1,027,893
Mildef Crete, Inc.	14,000	24,081
*MIN AIK Technology Co., Ltd.	64,000	44,077
Mirle Automation Corp.	79,805	108,571
MJ International Co., Ltd.	8,000	13,163
*Mobiletron Electronics Co., Ltd.	32,600	66,913
momo.com, Inc.	15,600	418,639
MOSA Industrial Corp.	24,000	25,119
Mosel Vitelic, Inc.	11,000	13,677
MPI Corp.	39,000	119,347
Nak Sealing Technologies Corp.	35,000	104,137
Namchow Holdings Co., Ltd.	84,000	136,079
Nan Liu Enterprise Co., Ltd.	13,000	41,590
Nan Pao Resins Chemical Co., Ltd.	5,000	20,780
Nan Ya Plastics Corp.	615,187	1,809,527
#Nan Ya Printed Circuit Board Corp.	49,000	671,609

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
Nang Kuang Pharmaceutical Co., Ltd.	26,000	$32,858
Nantex Industry Co., Ltd.	88,391	164,634
Nanya Technology Corp.	301,110	670,144
*National Aerospace Fasteners Corp.	10,000	19,304
National Petroleum Co., Ltd.	67,000	111,153
Netronix, Inc.	13,000	21,170
New Best Wire Industrial Co., Ltd.	28,000	33,438
*Newmax Technology Co., Ltd.	35,000	35,979
Nexcom International Co., Ltd.	20,000	15,606
Nichidenbo Corp.	75,424	134,597
Nidec Chaun-Choung Technology Corp.	8,000	32,298
Nien Hsing Textile Co., Ltd.	62,654	44,745
Nien Made Enterprise Co., Ltd.	47,000	499,890
Niko Semiconductor Co., Ltd.	14,000	26,123
Nishoku Technology, Inc.	8,000	23,640
#Novatek Microelectronics Corp.	118,000	1,595,325
Nuvoton Technology Corp.	61,140	302,843
O-Bank Co., Ltd.	487,746	157,863
Ocean Plastics Co., Ltd.	80,000	92,144
OK Biotech Co., Ltd.	14,000	11,186
*Oneness Biotech Co., Ltd.	17,000	112,178
#OptoTech Corp.	199,005	280,526
Orient Europharma Co., Ltd.	9,000	10,885
*Orient Semiconductor Electronics, Ltd.	237,605	155,176
*Oriental Union Chemical Corp.	275,992	191,950
#O-TA Precision Industry Co., Ltd.	27,000	130,990
Pacific Construction Co.	61,000	20,550
Pacific Hospital Supply Co., Ltd.	15,396	37,190
Paiho Shih Holdings Corp.	35,573	42,542
Pan German Universal Motors, Ltd.	5,000	34,520
Pan Jit International, Inc.	82,046	211,827
Parade Technologies, Ltd.	11,000	535,530
*Paragon Technologies Co., Ltd.	20,423	13,303
Pchome Online, Inc.	37,000	97,661
PCL Technologies, Inc.	11,610	31,038
P-Duke Technology Co., Ltd.	26,284	63,402
Pegatron Corp.	884,261	2,108,990
Pegavision Corp.	13,000	180,608
PharmaEngine, Inc.	5,000	14,877
<*»Pharmally International Holding Co., Ltd.	18,917	—
Phison Electronics Corp.	43,000	565,300
Phoenix Silicon International Corp.	28,720	54,077
*Phytohealth Corp.	15,000	10,382
#Pixart Imaging, Inc.	42,000	165,290
Planet Technology Corp.	10,000	25,513
Plotech Co., Ltd.	42,300	37,169
Polytronics Technology Corp.	10,470	30,442
Posiflex Technology, Inc.	21,698	87,600
Power Wind Health Industry, Inc.	12,809	51,930
Powertech Technology, Inc.	494,900	1,568,206
*Powertip Technology Corp.	23,000	8,505
Poya International Co., Ltd.	25,989	278,622
President Chain Store Corp.	97,768	907,179
President Securities Corp.	483,046	340,871
Primax Electronics, Ltd.	228,000	432,400

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
Prince Housing & Development Corp.	569,000	$241,302
Pro Hawk Corp.	6,000	35,419
Promate Electronic Co., Ltd.	50,000	73,790
Prosperity Dielectrics Co., Ltd.	46,000	79,123
Qisda Corp.	715,875	767,473
QST International Corp.	13,000	25,228
Qualipoly Chemical Corp.	43,547	60,278
Quang Viet Enterprise Co., Ltd.	11,000	40,864
Quanta Computer, Inc.	384,007	1,091,747
Quanta Storage, Inc.	86,000	116,124
Quintain Steel Co., Ltd.	64,842	37,068
Radiant Opto-Electronics Corp.	251,000	872,844
Radium Life Tech Co., Ltd.	419,251	142,948
Rafael Microelectronics, Inc.	9,619	49,440
*RDC Semiconductor Co., Ltd.	17,000	183,695
Realtek Semiconductor Corp.	96,098	1,328,559
Rechi Precision Co., Ltd.	183,185	107,206
Rexon Industrial Corp., Ltd.	76,000	102,492
Rich Development Co., Ltd.	264,814	82,026
#RichWave Technology Corp.	13,300	91,372
*Ritek Corp.	313,093	95,068
Rodex Fasteners Corp.	11,000	16,122
*Roo Hsing Co., Ltd.	179,000	31,093
Ruentex Development Co., Ltd.	502,827	1,335,732
Ruentex Engineering & Construction Co.	17,810	75,227
Run Long Construction Co., Ltd.	7,000	14,415
Sakura Development Co., Ltd.	11,395	12,564
Sampo Corp.	166,200	174,796
San Fang Chemical Industry Co., Ltd.	89,648	61,437
San Far Property, Ltd.	96,818	41,880
San Shing Fastech Corp.	35,565	66,845
Sanitar Co., Ltd.	16,000	19,053
Sanyang Motor Co., Ltd.	240,900	228,024
Savior Lifetec Corp.	71,659	46,556
Scan-D Corp.	14,000	24,698
*SCI Pharmtech, Inc.	29,340	84,609
ScinoPharm Taiwan, Ltd.	23,000	19,118
#SDI Corp.	36,000	161,219
*Sea & Land Integrated Corp.	18,000	31,572
Sea Sonic Electronics Co., Ltd.	15,000	27,633
Senao International Co., Ltd.	39,000	44,854
#Senao Networks, Inc.	9,000	60,457
Sensortek Technology Corp.	7,000	80,151
Sercomm Corp.	84,000	237,675
#Sesoda Corp.	75,565	150,486
Shanghai Commercial & Savings Bank, Ltd. (The)	345,000	573,527
Shan-Loong Transportation Co., Ltd.	48,000	63,185
Sharehope Medicine Co., Ltd.	36,786	38,439
#ShenMao Technology, Inc.	44,922	99,368
Shih Her Technologies, Inc.	15,000	32,111
*Shih Wei Navigation Co., Ltd.	159,000	240,047
Shihlin Electric & Engineering Corp.	109,000	196,363
#Shin Kong Financial Holding Co., Ltd.	4,378,379	1,460,178
Shin Ruenn Development Co., Ltd.	24,460	21,742
Shin Zu Shing Co., Ltd.	79,758	226,755
Shinih Enterprise Co., Ltd.	24,000	16,936

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
*Shining Building Business Co., Ltd.	229,439	$78,230
Shinkong Insurance Co., Ltd.	96,000	176,526
Shinkong Textile Co., Ltd.	59,000	83,870
#Shiny Chemical Industrial Co., Ltd.	37,332	262,808
ShunSin Technology Holding, Ltd.	10,000	24,936
*Shuttle, Inc.	158,000	65,933
#Sigurd Microelectronics Corp.	357,770	685,790
Silergy Corp.	4,000	368,442
Silicon Optronics, Inc.	7,000	28,142
Simplo Technology Co., Ltd.	42,600	421,296
Sinbon Electronics Co., Ltd.	71,616	632,931
Sincere Navigation Corp.	194,868	198,666
Singatron Enterprise Co., Ltd.	15,000	11,705
Single Well Industrial Corp.	13,500	12,710
Sinher Technology, Inc.	33,000	41,760
Sinmag Equipment Corp.	22,196	77,562
Sino-American Silicon Products, Inc., Class A	313,000	1,582,229
#Sinon Corp.	662,000	705,223
SinoPac Financial Holdings Co., Ltd.	5,815,307	3,600,595
Sinopower Semiconductor, Inc.	6,000	26,463
Sinphar Pharmaceutical Co., Ltd.	21,937	22,327
Sinyi Realty, Inc.	115,077	137,817
#Sitronix Technology Corp.	45,000	393,123
Siward Crystal Technology Co., Ltd.	70,000	83,714
Softstar Entertainment, Inc.	7,280	20,179
#Solar Applied Materials Technology Corp.	142,037	236,122
#Solteam, Inc.	31,190	67,511
#Sonix Technology Co., Ltd.	70,000	179,776
Southeast Cement Co., Ltd.	81,000	54,411
Speed Tech Corp.	27,000	48,549
Spirox Corp.	21,000	19,842
Sporton International, Inc.	25,423	157,409
St Shine Optical Co., Ltd.	18,000	163,967
Standard Chemical & Pharmaceutical Co., Ltd.	28,330	42,482
Standard Foods Corp.	143,002	244,518
Stark Technology, Inc.	32,800	100,819
Sunjuice Holdings Co., Ltd.	5,000	47,158
Sunko INK Co., Ltd.	41,000	27,402
SunMax Biotechnology Co., Ltd.	19,000	77,352
Sunny Friend Environmental Technology Co., Ltd.	27,000	206,103
Sunonwealth Electric Machine Industry Co., Ltd.	70,000	91,432
Sunrex Technology Corp.	53,581	68,804
Sunspring Metal Corp.	41,351	37,317
Superior Plating Technology Co., Ltd.	9,000	18,107
#*Supreme Electronics Co., Ltd.	568,522	892,068
#Swancor Holding Co., Ltd.	18,000	81,220
Sweeten Real Estate Development Co., Ltd.	46,099	40,272
Symtek Automation Asia Co., Ltd.	26,000	94,383
Syncmold Enterprise Corp.	49,750	118,655
SYNergy ScienTech Corp.	9,000	7,420
Synmosa Biopharma Corp.	89,607	83,297
Synnex Technology International Corp.	350,810	922,386
Sysage Technology Co., Ltd.	16,000	20,736
Systex Corp.	64,000	175,223
T3EX Global Holdings Corp.	23,735	95,019

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
TA Chen Stainless Pipe	601,331	$905,806
Ta Liang Technology Co., Ltd.	23,000	45,024
#Ta Ya Electric Wire & Cable	425,804	409,545
Ta Yih Industrial Co., Ltd.	16,000	19,650
TAI Roun Products Co., Ltd.	18,000	13,252
TA-I Technology Co., Ltd.	41,064	75,509
*Tai Tung Communication Co., Ltd.	42,847	22,968
Taichung Commercial Bank Co., Ltd.	1,406,945	713,604
TaiDoc Technology Corp.	20,323	199,952
Taiflex Scientific Co., Ltd.	80,640	119,829
Taimide Tech, Inc.	25,252	47,547
Tainan Enterprises Co., Ltd.	37,000	23,097
#Tainan Spinning Co., Ltd.	799,171	558,529
*Tainergy Tech Co., Ltd.	20,900	16,486
Tai-Saw Technology Co., Ltd.	17,000	21,945
Taishin Financial Holding Co., Ltd.	3,349,017	2,204,235
TaiSol Electronics Co., Ltd.	19,000	28,137
Taisun Enterprise Co., Ltd.	78,601	84,000
#Taita Chemical Co., Ltd.	124,144	130,144
*Tai-Tech Advanced Electronics Co., Ltd.	4,000	14,046
Taiwan Business Bank	1,622,219	701,711
Taiwan Cement Corp.	1,118,451	1,741,680
Taiwan Chinsan Electronic Industrial Co., Ltd.	46,684	64,066
Taiwan Cogeneration Corp.	121,993	158,102
Taiwan Cooperative Financial Holding Co., Ltd.	955,395	923,776
Taiwan FamilyMart Co., Ltd.	6,000	40,610
Taiwan Fertilizer Co., Ltd.	233,000	592,075
Taiwan Fire & Marine Insurance Co., Ltd.	82,040	56,084
Taiwan FU Hsing Industrial Co., Ltd.	70,000	98,794
Taiwan Glass Industry Corp.	349,671	266,327
Taiwan High Speed Rail Corp.	266,000	252,684
Taiwan Hon Chuan Enterprise Co., Ltd.	169,421	433,388
Taiwan Hopax Chemicals Manufacturing Co., Ltd.	260,000	423,402
*Taiwan IC Packaging Corp.	17,000	9,257
*»Taiwan Land Development Corp.	371,640	33,791
Taiwan Mobile Co., Ltd.	199,800	735,468
Taiwan Navigation Co., Ltd.	90,000	115,265
#Taiwan Paiho, Ltd.	133,892	304,801
Taiwan PCB Techvest Co., Ltd.	176,800	294,212
Taiwan Sakura Corp.	72,512	152,771
Taiwan Sanyo Electric Co., Ltd.	30,750	38,704
Taiwan Secom Co., Ltd.	139,330	517,604
#Taiwan Semiconductor Co., Ltd.	126,000	331,292
Taiwan Semiconductor Manufacturing Co., Ltd.	738,465	13,478,793
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	296,894	27,590,359
Taiwan Shin Kong Security Co., Ltd.	106,000	143,848
Taiwan Styrene Monomer	273,832	150,965
Taiwan Surface Mounting Technology Corp.	124,867	446,929
Taiwan Taxi Co., Ltd.	16,800	45,255
#*Taiwan TEA Corp.	361,704	234,383
#Taiwan Union Technology Corp.	93,000	243,263
Taiyen Biotech Co., Ltd.	48,000	56,019
*Tatung Co., Ltd.	633,000	720,502
TBI Motion Technology Co., Ltd.	22,000	31,833
#TCI Co., Ltd.	35,218	203,717
Tehmag Foods Corp.	12,650	118,236

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
TEKOM Technologies, Inc.	7,350	$30,173
Tera Autotech Corp.	17,296	11,883
Test Research, Inc.	75,532	177,584
Test Rite International Co., Ltd.	119,389	88,705
Tex-Ray Industrial Co., Ltd.	59,000	27,323
The First Insurance Co., Ltd.	81,000	44,518
Thermaltake Technology Co., Ltd.	25,294	26,002
Thinking Electronic Industrial Co., Ltd.	37,000	157,538
Thye Ming Industrial Co., Ltd.	39,080	61,188
*Tian Zheng International Precision Machinery Co., Ltd.	5,000	10,941
Tofu Restaurant Co., Ltd.	6,000	30,127
Ton Yi Industrial Corp.	388,200	208,749
Tong Hsing Electronic Industries, Ltd.	69,098	548,555
Tong Yang Industry Co., Ltd.	219,040	246,718
*Tong-Tai Machine & Tool Co., Ltd.	76,159	38,499
Top Bright Holding Co., Ltd.	5,000	19,508
Top Union Electronics Corp.	15,000	12,773
Topco Scientific Co., Ltd.	57,945	329,283
Topco Technologies Corp.	19,000	56,145
Topkey Corp.	35,000	148,428
Toung Loong Textile Manufacturing	40,000	44,037
#TPK Holding Co., Ltd.	193,000	224,917
Transcend Information, Inc.	91,483	220,673
Transcom, Inc.	8,000	34,062
Tripod Technology Corp.	183,970	773,940
*TrueLight Corp.	41,000	30,463
Tsang Yow Industrial Co., Ltd.	31,000	20,982
Tsann Kuen Enterprise Co., Ltd.	29,913	38,107
TSC Auto Id Technology Co., Ltd.	14,630	94,554
TSRC Corp.	350,717	383,135
Ttet Union Corp.	15,000	78,879
TTFB Co., Ltd.	6,000	44,172
TTY Biopharm Co., Ltd.	82,267	208,490
Tung Ho Steel Enterprise Corp.	357,510	766,556
Tung Ho Textile Co., Ltd.	17,000	10,093
#Tung Thih Electronic Co., Ltd.	25,000	129,769
TURVO International Co., Ltd.	29,135	103,293
#TXC Corp.	149,411	461,278
TYC Brother Industrial Co., Ltd.	111,000	73,434
*Tycoons Group Enterprise	174,401	64,789
#Tyntek Corp.	139,167	103,400
UDE Corp.	36,000	50,747
U-Ming Marine Transport Corp.	191,000	416,013
Unic Technology Corp.	20,000	13,401
#Unimicron Technology Corp.	542,356	3,919,249
#*Union Bank Of Taiwan	870,130	478,231
Uni-President Enterprises Corp.	1,066,947	2,475,927
Unitech Computer Co., Ltd.	11,000	13,118
*Unitech Printed Circuit Board Corp.	463,321	262,505
United Integrated Services Co., Ltd.	90,000	548,082
#United Microelectronics Corp.	3,683,453	5,973,403
#United Microelectronics Corp., Sponsored ADR	40,183	319,857
United Orthopedic Corp.	26,924	26,946
United Radiant Technology	28,000	16,434
*United Renewable Energy Co., Ltd.	602,808	439,700

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
<*»Unity Opto Technology Co., Ltd.	115,929	$3,038
Univacco Technology, Inc.	20,000	18,286
#Universal Cement Corp.	186,340	128,334
Universal Vision Biotechnology Co., Ltd.	9,000	76,335
Unizyx Holding Corp.	365,000	352,920
#UPC Technology Corp.	364,181	204,481
Userjoy Technology Co., Ltd.	7,000	18,714
USI Corp.	665,861	653,990
*Usun Technology Co., Ltd.	15,400	14,864
Utechzone Co., Ltd.	22,000	62,621
#Vanguard International Semiconductor Corp.	417,000	1,492,545
Ve Wong Corp.	8,000	8,997
Ventec International Group Co., Ltd.	13,000	41,238
Viking Tech Corp.	15,000	35,623
Visual Photonics Epitaxy Co., Ltd.	137,475	404,839
Vivotek, Inc.	22,242	58,707
Voltronic Power Technology Corp.	16,543	732,426
#Wafer Works Corp.	157,116	289,440
Waffer Technology Corp.	16,000	19,759
Wah Hong Industrial Corp.	18,000	19,358
#Wah Lee Industrial Corp.	80,580	285,682
Walsin Lihwa Corp.	901,000	1,369,436
Walsin Technology Corp.	118,000	490,407
Walton Advanced Engineering, Inc.	122,000	61,258
Wan Hai Lines, Ltd.	221,412	1,096,713
We & Win Development Co., Ltd.	56,000	20,804
*WEI Chih Steel Industrial Co., Ltd.	46,000	58,055
Wei Chuan Foods Corp.	139,000	106,105
<*»Wei Mon Industry Co., Ltd.	51,912	—
Weikeng Industrial Co., Ltd.	651,076	670,393
Well Shin Technology Co., Ltd.	44,000	64,114
Wha Yu Industrial Co., Ltd.	19,000	11,087
Wholetech System Hitech, Ltd.	8,000	12,661
#Win Semiconductors Corp.	106,868	708,816
Winbond Electronics Corp.	1,561,117	1,443,247
*Winmate, Inc.	4,000	10,341
<*»Wintek Corp./Taiwan	312,087	3,633
WinWay Technology Co., Ltd.	9,000	106,716
Wisdom Marine Lines Co., Ltd.	141,070	441,270
Wistron Corp.	1,094,506	1,058,283
Wistron Information Technology & Services Corp.	8,000	23,721
Wistron NeWeb Corp.	134,113	348,984
#Wiwynn Corp.	24,000	830,520
Wonderful Hi Tech Co., Ltd.	16,000	18,890
Wowprime Corp.	45,000	170,226
WPG Holdings, Ltd.	496,756	915,128
#WT Microelectronics Co., Ltd.	108,836	265,116
XAC Automation Corp.	13,000	11,335
XinTec, Inc.	67,000	313,684
X-Legend Entertainment Co., Ltd.	10,000	15,335
<*»XPEC Entertainment, Inc.	5,612	—
Xxentria Technology Materials Corp.	57,306	128,122
Yageo Corp.	80,681	1,107,206
*Yang Ming Marine Transport Corp.	584,428	2,498,276
YC INOX Co., Ltd.	177,400	193,196
YCC Parts Manufacturing Co., Ltd.	14,000	16,885

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
Yea Shin International Development Co., Ltd.	84,533	$67,539
Yem Chio Co., Ltd.	196,000	102,071
Yeong Guan Energy Technology Group Co., Ltd.	33,515	79,593
YFC-Boneagle Electric Co., Ltd.	45,000	31,145
#YFY, Inc.	615,000	652,025
*Yi Jinn Industrial Co., Ltd.	114,700	70,823
*Yi Shin Textile Industrial Co., Ltd.	8,000	12,919
*Yieh Hsing Enterprise Co., Ltd.	30,000	17,201
*Yieh Phui Enterprise Co., Ltd.	1,588,787	1,150,807
Yonyu Plastics Co., Ltd.	36,400	43,346
Youngtek Electronics Corp.	51,120	127,820
Yuan High-Tech Development Co., Ltd.	6,000	20,661
Yuanta Financial Holding Co., Ltd.	2,277,589	2,020,626
Yuanta Futures Co., Ltd.	26,536	44,519
Yuen Chang Stainless Steel Co., Ltd.	26,289	27,515
*Yuen Foong Yu Consumer Products Co., Ltd.	11,000	17,260
Yulon Motor Co., Ltd.	272,651	366,304
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	20,000	49,261
Yungshin Construction & Development Co., Ltd.	36,000	86,472
YungShin Global Holding Corp.	66,950	97,556
Zeng Hsing Industrial Co., Ltd.	27,423	128,856
Zenitron Corp.	87,000	112,161
Zero One Technology Co., Ltd.	45,211	63,885
Zhen Ding Technology Holding, Ltd.	308,050	1,107,812
Zhong Yang Technology Co., Ltd.	6,000	8,244
Zig Sheng Industrial Co., Ltd.	200,543	95,252
ZillTek Technology Corp.	3,000	36,335
*Zinwell Corp.	136,000	80,053
Zippy Technology Corp.	20,000	28,837
ZongTai Real Estate Development Co., Ltd.	107,477	122,881

TOTAL TAIWAN		283,244,620

THAILAND (0.7%)
2S Metal PCL	128,810	18,993
Aapico Hitech PCL	86,490	59,091
Absolute Clean Energy PCL, Class F	297,200	27,073
Advanced Info Service PCL	600	3,766
Advanced INFO Service PCL	75,600	474,569
Advanced Information Technology PCL, Class F	396,500	81,615
After You PCL	71,400	21,681
AI Energy PCL	124,575	15,567
*Airports of Thailand PCL	177,700	346,320
AJ Plast PCL	93,100	46,210
Allianz Ayudhya Capital PCL	3,900	5,067
*Alpha Divisions PCL	360,800	20,120
Amanah Leasing PCL	117,200	19,334
Amata Corp. PCL	289,800	184,457
*Ananda Development PCL	2,488,500	92,274
AP Thailand PCL	1,199,504	413,260
Asia Plus Group Holdings PCL	988,400	97,541
Asia Plus Group Holdings PCL - NVDR	7,200	710
Asian Insulators PCL	104,160	20,984
Asian Sea Corp. PCL	114,300	55,398
Asiasoft Corp. PCL, Class F	94,800	51,483

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
THAILAND (Continued)
B Grimm Power PCL	100,300	$95,175
Bangchak Corp. PCL	414,300	405,228
Bangchak Corp. PCL - NVDR	274,900	268,880
Bangkok Bank PCL	103,100	392,834
Bangkok Bank PCL - NVDR	3,900	14,860
Bangkok Chain Hospital PCL	408,175	256,227
Bangkok Dusit Medical Services PCL	917,300	689,649
Bangkok Expressway & Metro PCL	1,083,502	260,990
Bangkok Insurance PCL	6,100	48,622
Bangkok Land PCL	6,690,800	195,352
Bangkok Land PCL - NVDR	232,200	6,779
Bangkok Life Assurance PCL - NVDR	78,400	100,718
*Bangkok Ranch PCL	202,500	18,447
Banpu PCL	409,800	147,169
Banpu PCL	1,538,000	552,333
Banpu Power PCL	139,100	66,200
Bcpg PCL	22,400	8,044
Bec World PCL	370,200	167,536
Berli Jucker PCL	273,800	273,800
*Better World Green PCL	1,520,600	47,505
BG Container Glass PCL	99,700	29,110
BTS Group Holdings PCL	626,000	164,496
Bumrungrad Hospital PCL	24,300	113,873
Business Online PCL, Class F	54,500	19,731
Cal-Comp Electronics Thailand PCL	1,495,841	111,806
Carabao Group PCL	43,600	139,393
Central Pattana PCL	173,600	306,651
Central Retail Corp. PCL	129,491	149,340
CH Karnchang PCL	408,100	232,349
Charoen Pokphand Foods PCL	982,700	691,476
Charoen Pokphand Foods PCL - NVDR	385,400	271,187
Chularat Hospital PCL	2,654,400	302,253
Cimb Thai Bank PCL	487,400	12,096
*CK Power PCL	574,300	91,385
Com7 PCL	355,200	432,981
Communication & System Solution PCL	264,000	17,883
*Country Group Development PCL	2,367,400	31,796
CP All PCL	334,500	634,817
CP ALL PCL - NVDR	41,600	78,949
Delta Electronics Thailand PCL	12,700	134,601
*Dhipaya Group Holdings PCL	254,700	479,654
Diamond Building Products PCL	87,500	19,544
*Dod Biotech PCL	107,100	26,267
Dohome PCL	32,880	19,296
Dynasty Ceramic PCL	1,548,400	138,339
*E For L Aim PCL	460	16
Eastern Polymer Group PCL	333,600	99,350
Eastern Power Group PCL	214,032	32,808
*Eastern Star Real Estate PCL	1,058,000	12,974
Eastern Water Resources Development and Management PCL	247,100	54,470
Ekachai Medical Care PCL	186,500	42,745
Electricity Generating PCL	30,700	149,242
Energy Absolute PCL	156,500	404,387
*Erawan Group PCL (The)	936,000	102,208
*Esso Thailand PCL	499,400	136,332
Exotic Food PCL, Class F	40,500	19,984

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
THAILAND (Continued)
Forth Corp. PCL	183,600	$225,145
Forth Smart Service PCL	124,000	78,201
Gfpt PCL	231,300	94,546
Global Green Chemicals PCL	90,900	37,156
Global Power Synergy PCL	99,928	194,021
Gunkul Engineering PCL	1,603,840	271,599
Haad Thip PCL	43,300	41,088
Hana Microelectronics PCL	251,900	330,964
Home Product Center PCL	640,957	280,711
*Hwa Fong Rubber Thailand PCL	65,600	15,706
Ichitan Group PCL	150,200	53,063
*Index Livingmall PCL, Class F	39,300	24,900
Indorama Ventures PCL	389,900	515,123
Indorama Ventures PCL - NVDR	27,900	36,861
*Interlink Communication PCL	89,150	26,290
*Interlink Telecom PCL	120,800	20,986
IRPC PCL	6,464,500	656,831
IRPC PCL	1,632,300	165,851
*Italian-Thai Development PCL	2,567,554	149,930
*Italian-Thai Development PCL - NVDR	595,000	34,745
*Jasmine International PCL	1,958,100	210,388
*JKN Global Media PCL	134,600	25,348
*JSP Property PCL, Class F	403,300	13,777
Jubilee Enterprise PCL	14,800	10,198
*Jwd Infologistics PCL	211,000	99,801
JWD Infologistics PCL - NVDR	25,600	12,109
Karmarts PCL	136,400	20,311
Kaset Thai International Sugar Corp. PCL	51,200	7,325
Kasikornbank PCL	34,400	153,670
Kasikornbank PCL - NVDR	78,700	351,565
Kce Electronics PCL	200,200	359,483
KCE Electronics PCL	3,000	5,387
KGI Securities Thailand PCL	315,500	50,664
Khon Kaen Sugar Industry PCL	1,014,984	121,502
Kiatnakin Phatra Bank PCL	112,300	236,896
Krung Thai Bank PCL	537,775	238,662
Ladprao General Hospital PCL	51,300	8,537
Lalin Property PCL	260,500	71,115
Lam Soon Thailand PCL	77,800	14,083
Land & Houses PCL	280,200	78,129
Land & Houses PCL	1,139,000	317,590
Lanna Resources PCL	105,750	61,752
LH Financial Group PCL	2,170,700	84,293
Loxley PCL	518,575	34,521
Lpn Development PCL	882,200	118,485
LPN Development PCL	65,800	8,837
*Master Ad PCL, Class F	985,400	23,017
*MBK PCL	360,288	136,752
MC Group PCL	159,600	42,172
MCS Steel PCL	202,200	72,615
Mega Lifesciences PCL	214,900	307,448
*Millcon Steel PCL	246,700	8,355
*Minor International PCL	306,492	313,203
MK Restaurants Group PCL	80,900	129,912
*Mono Next PCL	699,300	49,410

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
THAILAND (Continued)
*More Return PCL, Class F	479,200	$22,806
*Namyong Terminal PCL	200,300	28,656
*Nawarat Patanakarn PCL, Class F	415,500	9,462
*Netbay PCL	32,500	29,179
Noble Development PCL	329,700	48,131
Northeast Rubber PCL	392,200	77,295
Northeast Rubber PCL, Class R	163,300	32,183
*Nusasiri PCL	773,700	36,369
Origin Property PCL	411,500	132,161
Osotspa PCL	18,800	19,212
Osotspa PCL - NVDR	30,400	31,066
*Plan B Media PCL	1,011,164	231,756
*Platinum Group PCL (The)	287,600	26,703
Polyplex Thailand PCL	146,200	106,715
*Power Solution Technologies PCL	494,300	28,720
Precious Shipping PCL, Class F	355,800	198,417
Premier Marketing PCL	191,000	53,536
Prima Marine PCL	516,500	91,990
Prima Marine PCL - NVDR, Class R	126,500	22,530
*Principal Capital PCL	136,700	17,961
Property Perfect PCL	5,370,690	78,404
Pruksa Holding PCL	390,900	151,795
PTG Energy PCL	449,700	187,758
PTT Exploration & Production PCL	93,200	410,896
PTT Exploration & Production PCL	278,385	1,227,332
PTT Global Chemical PCL	269,145	392,912
PTT PCL	802,100	878,212
PTT PCL	1,076,640	1,178,803
Pylon PCL	76,800	9,821
Quality Houses PCL	3,740,209	244,615
R&B Food Supply PCL, Class F	30,300	15,482
*Raimon Land PCL	859,600	21,835
Rajthanee Hospital PCL	74,800	73,162
Ratch Group PCL	96,899	124,483
Regional Container Lines PCL	173,100	226,167
*Rojana Industrial Park PCL	573,090	105,415
*RS PCL	212,200	109,043
*S Hotels & Resorts PCL, Class F	413,100	53,311
S Kijchai Enterprise PCL, Class F	82,800	21,395
Sabina PCL	75,100	51,748
Sahakol Equipment PCL	392,500	23,607
Sahamitr Pressure Container PCL	55,300	23,573
*Samart Corp. PCL	115,700	20,944
Samart Telcoms PCL	153,700	30,740
Sansiri PCL	4,896,033	167,251
Sansiri PCL - NVDR	1,272,200	43,459
*Sappe PCL	66,500	64,073
SC Asset Corp. PCL	876,762	94,204
SCB X PCL	128,300	430,788
SCG Ceramics PCL	264,600	17,614
SCG Packaging PCL	23,700	38,231
*Seafco PCL	223,700	24,689
*Sena Development PCL	203,000	26,434
*Sermsang Power Corp. Co., Ltd.	150,140	48,659
Siam Cement PCL (The)	16,000	172,847
Siam Cement PCL (The) - NVDR	11,400	123,153

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
THAILAND (Continued)
Siam City Cement PCL	41,135	$182,555
Siam Global House PCL	235,751	150,054
*Siam Wellness Group PCL	99,750	23,154
Siamgas & Petrochemicals PCL	488,800	174,113
Siamrajathanee PCL, Class F	40,680	19,123
Sikarin PCL	213,100	89,595
*Singha Estate PCL	1,559,564	89,703
Sino-Thai Engineering & Construction PCL	289,400	109,845
Sino-Thai Engineering & Construction PCL - NVDR	16,000	6,073
Sis Distribution Thailand PCL, Class F	17,700	21,059
*SKY ICT PCL, Class F	35,400	10,439
Snc Former PCL	101,400	60,396
Somboon Advance Technology PCL	163,550	90,251
SPCG PCL	257,400	126,258
Sri Trang Agro-Industry PCL	300,320	221,404
Sri Trang Agro-Industry PCL - NVDR	92,260	68,017
*Sriracha Construction PCL, Class F	24,400	9,119
*Srithai Superware PCL	333,400	12,265
Srivichai Vejvivat PCL	109,300	31,274
Star Petroleum Refining PCL	844,100	266,169
*Stars Microelectronics Thailand PCL	119,500	17,794
Supalai PCL	179,800	114,967
Supalai PCL	624,775	399,491
Super Energy Corp. PCL	7,223,400	183,485
Susco PCL	326,400	31,830
*SVI PCL	68,000	16,082
Synnex Thailand PCL	43,200	30,524
Syntec Construction PCL	366,400	19,256
Tac Consumer PCL	175,900	38,261
Taokaenoi Food & Marketing PCL	221,700	50,166
*Tata Steel Thailand PCL	754,700	31,069
Thai Oil PCL	397,500	655,730
*Thai Reinsurance PCL	426,400	13,321
Thai Solar Energy PCL	169,596	11,389
Thai Stanley Electric PCL	17,642	88,081
Thai Union Group PCL	1,005,940	496,362
Thai Union Group PCL - NVDR	582,100	287,226
Thai Vegetable Oil PCL	211,600	199,244
Thai Wah PCL	109,900	21,017
Thaifoods Group PCL	530,300	65,029
Thaire Life Assurance PCL	112,800	19,925
Thanachart Capital PCL	126,900	149,131
Thonburi Healthcare Group PCL, Class F	26,700	47,943
Thoresen Thai Agencies PCL	591,351	167,478
Thoresen Thai Agencies PCL - NVDR	301,700	85,445
Tipco Asphalt PCL	307,900	146,534
Tisco Financial Group PCL	96,900	256,750
TKS Technologies PCL	47,300	17,125
TMB Bank PCL	6,352,086	241,101
TMT Steel PCL	187,600	55,322
TOA Paint Thailand PCL	147,100	124,552
Total Access Communication PCL	235,300	316,023
Total Access Communication PCL	23,400	31,428
TPC Power Holding PCL	56,000	16,350
TPI Polene PCL	3,160,000	138,394

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
THAILAND (Continued)
TPI Polene Power PCL	821,900	$91,669
TQM Corp. PCL, Class F	129,800	188,542
True Corp. PCL	3,979,941	560,097
True Corp. PCL	1,546,665	217,662
*TTCL PCL	135,200	18,632
TTW PCL	346,900	111,413
*U City PCL	1,509,600	75,811
*U City PCL	3,207,900	100,218
Union Auction PCL	87,400	23,987
*Unique Engineering & Construction PCL	326,045	48,550
United Paper PCL	133,000	65,238
Univanich Palm Oil PCL	259,100	73,758
Univentures PCL	288,800	24,959
Vanachai Group PCL	244,900	58,275
WHA Corp. PCL	1,753,700	172,042
WHA Utilities And Power PCL	315,800	37,804
WICE Logistics PCL, Class F	110,900	61,521
Workpoint Entertainment PCL	92,100	84,033
Ziga Innovation PCL	134,300	43,525

TOTAL THAILAND		35,386,809

TURKEY (0.2%)
Agesa Hayat ve Emeklilik A/S	4,841	6,569
Akbank TAS	403,344	242,180
Aksa Akrilik Kimya Sanayii A/S	76,816	238,577
*Aksa Enerji Uretim A/S	161,556	181,066
Aksigorta A/S	161,696	36,680
*Albaraka Turk Katilim Bankasi A/S	343,811	28,929
Alkim Alkali Kimya A/S	52,781	79,228
*Anadolu Anonim Turk Sigorta Sirketi	68,078	28,182
Anadolu Efes Biracilik Ve Malt Sanayii A/S	59,852	119,253
Anadolu Hayat Emeklilik A/S	18,436	15,760
#Arcelik A/S	55,243	250,446
Aselsan Elektronik Sanayi Ve Ticaret A/S	27,489	45,334
Aygaz A/S	12,361	27,125
*Banvit Bandirma Vitaminli Yem Sanayii As	1,340	7,996
*Baticim Bati Anadolu Cimento Sanayii As	1	1
*Bera Holding A/S	129,318	90,442
*Besiktas Futbol Yatirimlari Sanayi VE Ticaret As	44,015	11,999
BIM Birlesik Magazalar A/S	37,630	211,631
*Borusan Mannesmann Boru Sanayi VE Ticaret A/S	5,550	10,475
*Bursa Cimento Fabrikasi A/S	303,385	48,808
Cemtas Celik Makina Sanayi Ve Ticaret A/S	10,430	18,226
Cimsa Cimento Sanayi VE Ticaret A/S	4,048	9,090
Coca-Cola Icecek AS	36,806	306,221
Deva Holding A/S	15,335	38,646
*Dogan Sirketler Grubu Holding As	1	—
Dogus Otomotiv Servis ve Ticaret A/S	6,811	30,626
EGE Endustri VE Ticaret A/S	615	74,971
Enerjisa Enerji A/S	62,099	58,897
Eregli Demir ve Celik Fabrikalari TAS	145,114	327,816
*Fenerbahce Futbol A/S	11,698	26,944
Ford Otomotiv Sanayi A/S	9,472	190,575
*Global Yatirim Holding A/S	81,792	16,132
Goodyear Lastikleri TAS	1	—

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TURKEY (Continued)
*Hektas Ticaret TAS	207,798	$310,802
*IhlA/S Holding A/S	192,057	7,498
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A/S	17,144	10,479
*Is Finansal Kiralama A/S	1	—
*Is Yatirim Menkul Degerler A/S	42,089	58,192
Jantsa Jant Sanayi VE Ticaret As	2,497	13,724
*Kardemir Karabuk Demir Celik Sanayi VE Ticaret A/S, Class A	91,736	77,990
*Kardemir Karabuk Demir Celik Sanayi VE Ticaret A/S, Class B	19,772	16,929
*Kardemir Karabuk Demir Celik Sanayi VE Ticaret A/S, Class D	202,304	206,444
*Karsan Otomotiv Sanayii VE Ticaret As	1	—
Kartonsan Karton Sanayi ve Ticaret A/S	2,119	8,408
*Kerevitas Gida Sanayi VE Ticaret A/S	46,554	13,067
KOC Holding A/S	34,623	93,688
Kordsa Teknik Tekstil A/S	17,804	54,553
*Koza Altin Isletmeleri A/S	8,332	96,578
*Logo Yazilim Sanayi Ve Ticaret AS	48,180	145,941
Mavi Giyim Sanayi Ve Ticaret AS, Class B	9,703	53,230
*Migros Ticaret A/S	21,932	67,024
*MLP Saglik Hizmetleri A/S	17,852	38,141
*Netas Telekomunikasyon A/S	4,475	5,259
Nuh Cimento Sanayi A/S	3,431	10,993
Otokar Otomotiv Ve Savunma Sanayi A/S	902	25,313
*Oyak Cimento Fabrikalari As	2	1
*Pegasus Hava Tasimaciligi A/S	16,336	147,020
*Petkim Petrokimya Holding A/S	220,687	141,718
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	8,038	10,231
*Sasa Polyester Sanayi A/S	1	4
#*Sekerbank Turk A/S	316,640	24,724
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	72,493	56,654
*TAV Havalimanlari Holding A/S	65,370	188,594
Tekfen Holding A/S	53,328	70,537
*Teknosa Ic Ve Dis Ticaret A/S	20,513	11,074
Tofas Turk Otomobil Fabrikasi A/S	31,476	166,639
*Tukas Gida Sanayi ve Ticaret A/S	52,069	29,687
*Turk Hava Yollari AO	259,648	721,127
Turk Telekomunikasyon A/S	66,604	45,192
Turk Traktor ve Ziraat Makineleri A/S	702	11,128
#Turkcell Iletisim Hizmetleri A/S	446,172	649,917
*Turkiye Garanti Bankasi A/S	606,529	611,592
#*Turkiye Halk Bankasi A/S	118,151	43,026
Turkiye Is Bankasi A/S	1	1
*Turkiye Petrol Rafinerileri A/S	5,050	79,612
*Turkiye Sinai Kalkinma Bankasi A/S	1	—
Turkiye Sise ve Cam Fabrikalari A/S	331,332	404,129
*Turkiye Vakiflar Bankasi TAO	171,936	51,502
Ulker Biskuvi Sanayi A/S	135,931	152,895
Vestel Beyaz Esya Sanayi ve Ticaret A/S	54,863	33,902
Vestel Elektronik Sanayi ve Ticaret A/S	37,710	66,353
Yapi ve Kredi Bankasi A/S	756,386	247,954
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	87,871	85,529
*Zorlu Enerji Elektrik Uretim A/S	1	—

TOTAL TURKEY		8,143,820

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
UNITED ARAB EMIRATES (0.3%)
»Abu Dhabi Commercial Bank PJSC	151,798	$420,714
Abu Dhabi Islamic Bank PJSC	443,231	1,059,492
Abu Dhabi National Insurance Co. PSC	17,502	33,498
Abu Dhabi National Oil Co. for Distribution PJSC	182,642	205,364
Agthia Group PJSC	82,010	95,338
Air Arabia PJSC	681,014	398,628
*Ajman Bank PJSC	209,070	45,650
Aldar Properties PJSC	776,063	1,193,764
*Apex Investment Co. PSC	21,726	32,000
<*»Arabtec Holding PJSC	125,089	—
Aramex PJSC	250,272	278,000
Dana Gas PJSC	1,535,484	493,288
*Deyaar Development PJSC	752,607	97,942
Dubai Financial Market PJSC	590,967	429,583
Dubai Investments PJSC	916,865	626,545
Dubai Islamic Bank PJSC	319,461	560,984
*Emaar Development PJSC	403,289	568,747
Emaar Properties PJSC	1,354,823	2,353,295
Emirates NBD Bank PJSC	242,861	1,008,326
Emirates Telecommunications Group Co. PJSC	161,075	1,534,862
First Abu Dhabi Bank PJSC	110,729	676,484
*Gulf Navigation Holding PJSC	157,415	12,900
Islamic Arab Insurance Co.	172,357	32,050
*Manazel PJSC	522,968	67,631
National Central Cooling Co. PJSC	42,675	28,581
*RAK Properties PJSC	502,696	106,067
Ras Al Khaimah Ceramics	296,539	225,247
*Union Properties PJSC	912,994	70,096

TOTAL UNITED ARAB EMIRATES		12,655,076

UNITED KINGDOM (7.6%)abrdn PLC	764,590	1,817,161
Admiral Group PLC	39,315	1,245,839
AJ Bell PLC	19,332	60,581
Anglo American PLC	126,935	5,714,864
Antofagasta PLC	98,063	1,909,551
*Ascential PLC	61,349	245,088
Ashmore Group PLC	100,765	281,864
Ashtead Group PLC	92,851	4,871,617
*ASOS PLC	9,226	161,933
Associated British Foods PLC	42,947	866,219
AstraZeneca PLC	1,933	259,384
AstraZeneca PLC, Sponsored ADR	191,930	12,744,152
Auto Trader Group PLC	270,965	2,159,555
AVEVA Group PLC	2,877	78,562
Aviva PLC	656,665	3,572,291
B&M European Value Retail SA	379,261	2,334,134
*Babcock International Group PLC	258,793	995,533
BAE Systems PLC	348,095	3,234,028
Balfour Beatty PLC	270,734	825,288
#Barclays PLC, Sponsored ADR	296,286	2,207,331
Barclays PLC	666,481	1,240,081
Barratt Developments PLC	153,811	954,922
Beazley PLC	181,363	982,753
Bellway PLC	75,226	2,302,586
Berkeley Group Holdings PLC	29,645	1,518,539

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
Bodycote PLC	136,973	$1,072,224
*boohoo Group PLC	8,151	8,314
BP PLC	661,162	3,250,194
BP PLC, Sponsored ADR	520,008	14,934,630
Breedon Group PLC	30,419	30,247
British American Tobacco PLC	157,500	6,628,249
Britvic PLC	139,322	1,499,045
BT Group PLC	2,847,862	6,341,096
Bunzl PLC	43,727	1,703,514
Burberry Group PLC	70,975	1,417,718
Bytes Technology Group PLC	19,451	109,209
#*Carnival PLC, Sponsored ADR	974	15,379
*Carnival PLC	14,464	233,621
*Cazoo Group, Ltd.	17,301	29,239
Centamin PLC	1,150	1,322
*Centrica PLC	2,431,845	2,426,044
Close Brothers Group PLC	79,011	1,101,095
Coca-Cola HBC AG	31,547	648,565
Compass Group PLC	157,210	3,359,340
Computacenter PLC	46,523	1,564,201
ContourGlobal PLC	9,742	23,508
ConvaTec Group PLC	440,677	1,172,926
*Countryside Partnerships PLC	86,907	274,305
Cranswick PLC	24,336	970,996
Croda International PLC	25,746	2,522,559
Currys PLC	36	42
CVS Group PLC	14,239	321,785
DCC PLC	29,875	2,279,727
Dechra Pharmaceuticals PLC	2,940	134,284
Diageo PLC	23,189	1,169,931
Diageo PLC, Sponsored ADR	23,965	4,761,366
Diploma PLC	52,398	1,814,359
Direct Line Insurance Group PLC	574,324	1,829,328
Domino’s Pizza Group PLC	219,798	959,219
Drax Group PLC	198,897	2,017,687
DS Smith PLC	493,341	2,049,549
Dunelm Group PLC	45,900	565,322
*easyJet PLC	111,023	781,970
*Energean PLC	22,313	331,684
*Entain PLC	110,029	2,097,665
»Evraz PLC	119,565	121,427
Experian PLC	72,026	2,524,753
FDM Group Holdings PLC	983	12,564
Ferguson PLC	40,426	5,146,512
Ferrexpo PLC	1,864	3,869
Fevertree Drinks PLC	12,421	283,040
*Frasers Group PLC	180,446	1,538,265
Fresnillo PLC	23,326	227,081
Future PLC	8,158	227,174
Games Workshop Group PLC	10,230	951,717
Gamma Communications PLC	14,190	213,073
GB Group PLC	3,066	22,461
Genuit Group PLC	123,102	698,583
Genus PLC	6,439	203,396
GlaxoSmithKline PLC	70,020	1,579,735

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
#GlaxoSmithKline PLC, Sponsored ADR	140,496	$6,361,659
Glencore PLC	1,049,325	6,551,530
Grafton Group PLC	73,349	902,289
Grainger PLC	177,083	659,420
*Greencore Group PLC	2,201	3,167
Greggs PLC	85,717	2,529,001
Halma PLC	61,789	1,919,997
Harbour Energy PLC	27,570	174,523
Hargreaves Lansdown PLC	36,181	416,638
Hays PLC	1,054,478	1,631,032
*Helios Towers PLC	72,179	101,585
Hikma Pharmaceuticals PLC	54,261	1,283,121
Hill & Smith Holdings PLC	11,862	206,114
Hiscox, Ltd.	64,620	767,976
HomeServe PLC	159,970	1,974,269
Howden Joinery Group PLC	318,020	3,040,056
HSBC Holdings PLC	99,658	627,226
#HSBC Holdings PLC, Sponsored ADR	226,106	7,011,547
IMI PLC	190,362	3,238,424
Impax Asset Management Group PLC	13,132	143,603
Imperial Brands PLC	275,591	5,764,402
Inchcape PLC	280,248	2,513,963
*Indivior PLC	324,075	1,274,329
*Informa PLC	142,944	1,031,207
IntegraFin Holdings PLC	49,778	225,235
#InterContinental Hotels Group PLC, Sponsored ADR	12,334	799,367
InterContinental Hotels Group PLC	11,244	730,119
Intertek Group PLC	26,278	1,652,231
Investec PLC	305,379	1,813,871
ITV PLC	1,089,146	1,015,989
*IWG PLC	477,598	1,463,075
J Sainsbury PLC	671,595	1,967,145
*JD Sports Fashion PLC	871,506	1,459,622
*JET2 PLC	19,566	304,728
*John Wood Group PLC	79,166	222,042
Johnson Matthey PLC	59,686	1,667,311
*Just Eat Takeaway.com NV	3,073	85,284
Kainos Group PLC	25,184	385,111
Keywords Studios PLC	442	13,340
Kingfisher PLC	727,984	2,315,108
Lancashire Holdings, Ltd.	15,081	80,318
Learning Technologies Group PLC	11,381	18,761
Legal & General Group PLC	980,177	3,102,356
*Liberty Global PLC	30,120	713,844
*Liberty Global PLC	12,282	279,538
#Lloyds Banking Group PLC, Sponsored ADR	79,255	176,739
Lloyds Banking Group PLC	8,239,974	4,746,390
London Stock Exchange Group PLC	7,848	779,972
Man Group PLC	893,411	2,635,927
*Marks & Spencer Group PLC	987,756	1,708,266
Marshalls PLC	112,988	868,866
*Mcbride PLC	8,386	3,843
*Mediclinic International PLC	14,280	66,993
*Mediclinic International PLC	183,794	857,013
Melrose Industries PLC	1,003,696	1,488,217
Micro Focus International PLC	9,612	45,821

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
*Mitchells & Butlers PLC	144,268	$412,971
Mondi PLC	33,648	639,293
Mondi PLC	109,650	2,078,738
*National Express Group PLC	302,949	946,312
National Grid PLC	29,590	443,571
#National Grid PLC, Sponsored ADR	24,628	1,826,413
NatWest Group PLC	430,605	1,178,555
#NatWest Group PLC, ADR	68,436	370,923
Next Fifteen Communications Group PLC	11,271	187,921
Next PLC	19,300	1,460,161
*Ocado Group PLC	9,105	105,625
Oxford Instruments PLC	16,480	482,089
Pagegroup PLC	247,105	1,524,512
Pearson PLC	100,052	987,079
#Pearson PLC, Sponsored ADR	75,559	732,167
Pennon Group PLC	78,277	1,092,831
Persimmon PLC	102,669	2,706,904
Pets at Home Group PLC	152,341	594,445
Phoenix Group Holdings PLC	153,525	1,173,845
*Playtech PLC	152,285	1,001,850
Plus500, Ltd.	42,633	834,461
#Prudential PLC, Sponsored ADR	37,420	939,242
QinetiQ Group PLC	284,173	1,220,178
Reckitt Benckiser Group PLC	47,135	3,692,685
Redrow PLC	151,603	1,004,977
Relx PLC	60,337	1,811,555
RELX PLC	22,825	685,753
RELX PLC, Sponsored ADR	68,141	2,006,752
Renishaw PLC	11,263	601,542
Rentokil Initial PLC	400,975	2,768,817
Rhi Magnesita NV	6,143	185,344
RHI Magnesita NV	11,207	337,687
Rightmove PLC	286,104	2,221,302
Rio Tinto PLC	41,426	2,967,693
#Rio Tinto PLC, Sponsored ADR	133,519	9,495,871
*Rolls-Royce Holdings PLC	990,444	1,035,707
Rotork PLC	321,582	1,182,162
Royal Mail PLC	417,605	1,806,738
RS GROUP PLC	275,674	3,651,426
RWS Holdings PLC	22,265	122,996
Savills PLC	118,077	1,605,492
Schroders PLC	15,324	546,392
Schroders PLC	7,807	231,809
Serco Group PLC	634,502	1,211,648
Severn Trent PLC	35,309	1,394,628
Shell PLC, ADR	338,393	18,080,338
Shell PLC	223,083	6,086,119
Sirius Real Estate, Ltd.	185,168	282,227
Smart Metering Systems PLC	1,727	17,888
Smith & Nephew PLC	71,972	1,177,395
Smith & Nephew PLC, Sponsored ADR	20,345	659,178
Smiths Group PLC	59,847	1,110,156
Softcat PLC	68,177	1,212,036
Spectris PLC	39,519	1,463,667
Spirax-Sarco Engineering PLC	15,036	2,293,627

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
Spirent Communications PLC	262,191	$761,062
SSE PLC	219,192	5,141,999
*SSP Group PLC	264,845	789,049
St James’s Place PLC	63,984	1,042,702
Standard Chartered PLC	461,563	3,197,620
Synthomer PLC	160,402	615,428
Tate & Lyle PLC	261,312	2,549,145
Taylor Wimpey PLC	1,413,129	2,251,426
Telecom Plus PLC	12,217	254,924
Tesco PLC	1,018,466	3,478,001
The Sage Group PLC	139,368	1,290,269
Travis Perkins PLC	104,386	1,610,021
#*TUI AG	332,464	961,286
Unilever PLC, Sponsored ADR	206,814	9,567,216
Unilever PLC	16,305	761,488
Unilever PLC	14,171	661,669
United Utilities Group PLC	95,692	1,382,819
Victrex PLC	34,657	795,392
Virgin Money UK PLC	505,281	1,109,208
Vistry Group PLC	124,661	1,309,214
Vodafone Group PLC	4,938,769	7,536,196
*Watches of Switzerland Group PLC	42,223	541,239
Weir Group PLC (The)	81,243	1,590,180
*WH Smith PLC	50,520	923,187
*Whitbread PLC	30,918	1,093,484
WPP PLC	142,230	1,794,616
WPP PLC, Sponsored ADR	21,703	1,343,416

TOTAL UNITED KINGDOM		372,852,433

UNITED STATES (0.0%)
*»Arko Corp.	10,265	95,155
Jackson Financial, Inc., Class A	1,871	79,162
Sempra Energy	554	89,798

TOTAL UNITED STATES		264,115

TOTAL COMMON STOCK (Cost $4,092,668,623)		4,779,487,509

PREFERRED STOCK (0.0%)
PHILIPPINES (0.0%)
*Cebu Air, Inc.	59,627	51,740

TOTAL PHILIPPINES		51,740

TOTAL PREFERRED STOCK (Cost $46,651)		51,740

RIGHTS/WARRANTS (0.0%)
AUSTRALIA (0.0%)
#*Magellan Financial Group, Ltd. 4/16/2027	3,578	3,979

TOTAL AUSTRALIA		3,979

CANADA (0.0%)
*Cenovus Energy, Inc. 1/1/2026	6,474	86,367

TOTAL CANADA		86,367

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (0.0%)
*Orient Securities 5/23/2022	59,920	$—

TOTAL CHINA		—

ITALY (0.0%)
#*»Webuild SpA 8/2/2030	2,724	—

TOTAL ITALY		—

KOREA, REPUBLIC OF (0.0%)
*Solus Advanced Materials Co., Ltd. 5/11/2022	630	11,537

TOTAL KOREA, REPUBLIC OF		11,537

MALAYSIA (0.0%)
*Eco World Development Group BHD 4/12/2029	96,220	3,757
*Kelington Group BHD 7/24/2026	13,466	1,593

TOTAL MALAYSIA		5,350

NEW ZEALAND (0.0%)
*Air New Zealand, Ltd. 5/3/2022	375,730	173,147
*NEW Zealand King Salmon Investments, Ltd. 5/9/2022	14,227	1,385

TOTAL NEW ZEALAND		174,532

PHILIPPINES (0.0%)
*Union Bank of The Philipp 5/9/2022	30,354	4,762

TOTAL PHILIPPINES		4,762

SINGAPORE (0.0%)
*»Ezion Holdings, Ltd. 4/16/2023	85,767	—

TOTAL SINGAPORE		—

SWITZERLAND (0.0%)
*Mobimo Holding AG 5/4/2022	3,342	11,672

TOTAL SWITZERLAND		11,672

TAIWAN (0.0%)
*Episil Precision, Inc. 6/3/2022	139	48

TOTAL TAIWAN		48

THAILAND (0.0%)
*»Advanced Information Technology PCL	198,250	29,231
*»Bangchak Corp. PCL 1/2/2023	19,844	—
*»Bangchak Corp. PCL 1/2/2023	8,895	—
*Banpu PCL 9/30/2022	68,250	12,155
*Banpu PCL 9/30/2022	384,500	68,480
*Banpu PCL 9/30/2023	68,250	6,656
*Banpu PCL 9/30/2023	384,500	37,496
*Eastern Power Group PCL 12/31/2025	53,508	—
*Interlink Telecom PCL 4/14/2023	14,975	980
*»Khon Kaen Sugar PCL 1/2/2023	7,988	—
*MBK PCL 5/15/2024	11,947	3,697
*MBK PCL 12/31/2024	14,411	4,208
*MBK PCL 12/31/2024	14,411	4,292
*Samart Telcoms PCL 5/17/2024	20,616	620
*Sena Development For Wts 12/31/2024	50,750	—

Dimensional World ex US Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
THAILAND (Continued)
*TMBThanachart Bank PCL	63,520	$649

TOTAL THAILAND		168,464

TURKEY (0.0%)
*Albaraka Turk Katilim Bankasi AS 5/12/2022	343,810	5,091

TOTAL TURKEY		5,091

TOTAL RIGHTS/WARRANTS (Cost $361,449)		471,802
TOTAL INVESTMENT SECURITIES - 98.0% (Cost $4,093,076,723)		4,780,011,051

SECURITIES LENDING COLLATERAL (2.0%)
@§The DFA Short Term Investment Fund	8,558,414	99,016,576

TOTAL INVESTMENTS - 100.0% (Cost $4,192,093,299)		$4,879,027,627

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored See Note B to Financial Statements.
<	Security was valued using significant unobservable inputs as of April 30, 2022
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COMMON STOCK (99.3%)
COMMUNICATION SERVICES (7.5%)
Activision Blizzard, Inc.	8,590	$649,404
*Alphabet, Inc., Class A	13,171	30,058,724
*Alphabet, Inc., Class C	12,745	29,304,961
*Altice USA, Inc., Class A	12,449	115,527
*AMC Networks, Inc., Class A	1,330	43,398
*Angi, Inc., Class A	535	2,359
*Anterix, Inc.	240	12,442
AT&T, Inc.	318,031	5,998,065
ATN International, Inc.	8	316
*Bandwidth, Inc., Class A	1,310	28,977
*Boston Omaha Corp., Class A	483	10,066
Cable One, Inc.	76	88,631
*Cargurus, Inc.	2,995	97,877
*Cars.com, Inc.	2,575	28,634
*Charter Communications, Inc., Class A	6,319	2,707,628
#*Cinemark Holdings, Inc.	17,850	283,101
*Clear Channel Outdoor Holdings, Inc.	13,452	33,092
Cogent Communications Holdings, Inc.	1,988	116,298
Comcast Corp., Class A	230,364	9,159,273
*comScore, Inc.	16	32
*Consolidated Communications Holdings, Inc.	2,409	14,334
*Cumulus Media, Inc., Class A	62	854
#*Daily Journal Corp.	5	1,286
*DHI Group, Inc.	598	3,325
*DISH Network Corp., Class A	11,848	337,786
#*EchoStar Corp., Class A	62	1,448
Electronic Arts, Inc.	24,438	2,884,906
*Entercom Communications Corp.	4,410	11,201
Entravision Communications Corp., Class A	121	626
*Eventbrite, Inc., Class A	24	254
*Everquote, Inc., Class A	16	222
*EW Scripps Co. (The), Class A	6,083	100,126
*Fluent, Inc.	24	32
Fox Corp., Class A	14,657	525,307
Fox Corp., Class B	9,451	314,151
#*fuboTV, Inc.	243	921
*Gaia, Inc.	8	40
*Gannett Co., Inc.	2,793	11,200
*Globalstar, Inc.	1,332	1,545
#*Gogo, Inc.	206	3,792
Gray Television, Inc.	8,374	155,086
*Hemisphere Media Group, Inc.	8	31
*IDT Corp., Class B	708	18,748
*iHeartMedia, Inc., Class A	4,075	65,159
*IMAX Corp.	1,697	26,847
Interpublic Group of Cos., Inc. (The)	17,053	556,269
*Iridium Communications, Inc.	5,521	197,155
John Wiley & Sons, Inc., Class A	5,691	289,615
*Liberty Broadband Corp., Class A	15	1,615
*Liberty Broadband Corp., Class C	7,527	841,669
*Liberty Latin America, Ltd., Class A	16	148
*Liberty Latin America, Ltd., Class C	5,930	54,793
*Liberty Media Corp.-Liberty Braves, Class A	81	2,128
*Liberty Media Corp.-Liberty Braves, Class C	661	16,598
*Liberty Media Corp.-Liberty Formula One, Class A	8	459

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COMMUNICATION SERVICES (Continued)
*Liberty Media Corp.-Liberty Formula One, Class C	8,234	$513,225
*Liberty Media Corp.-Liberty SiriusXM, Class A	2,861	119,676
*Liberty Media Corp.-Liberty SiriusXM, Class C	9,499	397,818
*Lions Gate Entertainment Corp., Class A	32	432
*Lions Gate Entertainment Corp., Class B	3,530	44,372
*Live Nation Entertainment, Inc.	8,327	873,336
*Loyalty Ventures, Inc.	1,007	12,880
Lumen Technologies, Inc.	98,192	987,812
*Madison Square Garden Entertainment Corp.	483	35,380
#*Magnite, Inc.	384	3,706
#*Marcus Corp. (The)	8	126
*Match Group, Inc.	8,481	671,271
*Meta Platforms, Inc., Class A	107,125	21,475,349
National CineMedia, Inc.	16	35
*Netflix, Inc.	16,818	3,201,474
New York Times Co. (The), Class A	6,148	235,591
News Corp., Class A	16,520	328,087
News Corp., Class B	1,270	25,286
Nexstar Media Group, Inc., Class A	2,593	410,783
#Omnicom Group, Inc.	10,495	798,984
*Ooma, Inc.	8	103
*Pinterest, Inc., Class A	10,522	215,911
*Playtika Holding Corp.	1,857	32,646
*PubMatic, Inc., Class A	2,823	63,715
*QuinStreet, Inc.	1,416	13,466
*ROBLOX Corp., Class A	6,050	185,432
*Roku, Inc.	2,100	195,090
*Salem Media Group, Inc.	206	599
Scholastic Corp.	2,323	85,603
*Sciplay Corp., Class A	374	4,997
Shenandoah Telecommunications Co.	3,035	61,307
Sinclair Broadcast Group, Inc., Class A	1,632	36,296
Sirius XM Holdings, Inc.	58,416	350,496
*Snap, Inc., Class A	11,273	320,830
*Spotify Technology SA	4,893	497,373
*Take-Two Interactive Software, Inc.	4,197	501,583
*TechTarget, Inc.	320	21,539
TEGNA, Inc.	11,430	252,031
Telephone and Data Systems, Inc.	7,595	139,140
*Telesat Corp.	16	180
*Thryv Holdings, Inc.	5,930	153,172
*T-Mobile US, Inc.	24,583	3,027,151
*Townsquare Media, Inc., Class A	1	11
*Travelzoo	19	131
*TripAdvisor, Inc.	5,366	137,745
*TrueCar, Inc.	503	1,801
*Twitter, Inc.	44,734	2,192,861
*United States Cellular Corp.	103	2,964
Verizon Communications, Inc.	239,928	11,108,666
ViacomCBS, Inc., Class A	8	252
ViacomCBS, Inc., Class B	26,319	766,409
*Vimeo, Inc.	408	4,158
*Walt Disney Co. (The)	62,170	6,940,037
*Warner Bros Discovery, Inc.	91,884	1,667,695
Warner Music Group Corp., Class A	1,195	35,575
*WideOpenWest, Inc.	2,937	58,887

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COMMUNICATION SERVICES (Continued)
#World Wrestling Entertainment, Inc., Class A	1,530	$89,337
*Yelp, Inc.	2,828	91,995
*Zedge, Inc., Class B	445	2,287
*Ziff Davis, Inc.	1,776	156,927
*ZipRecruiter, Inc.	126	2,836
*Zynga, Inc., Class A	46,606	385,432

TOTAL COMMUNICATION SERVICES		145,118,770

CONSUMER DISCRETIONARY (11.4%)
*1-800-Flowers.com, Inc., Class A	332	3,386
*2U, Inc.	1,340	13,373
Aaron’s Co., Inc. (The)	387	7,945
*Abercrombie & Fitch Co.	2,289	79,154
Academy Sports & Outdoors, Inc.	3,777	141,109
Acushnet Holdings Corp.	2,129	86,735
*Adient PLC	3,352	114,437
*Adtalem Global Education, Inc.	4,906	143,795
Advance Auto Parts, Inc.	2,947	588,310
*Amazon.com, Inc.	19,507	48,487,184
*American Axle & Manufacturing Holdings, Inc.	9,689	64,141
#American Eagle Outfitters, Inc.	17,654	266,752
*American Outdoor Brands, Inc.	206	2,596
*American Public Education, Inc.	8	156
*America’s Car-Mart, Inc.	731	59,101
*Aptiv PLC	16,829	1,790,606
Aramark	13,818	500,903
*Ark Restaurants Corp.	63	1,134
Arko Corp.	5,016	46,498
*Asbury Automotive Group, Inc.	128	23,515
Autoliv, Inc.	5,251	386,894
*AutoNation, Inc.	4,172	483,577
*AutoZone, Inc.	884	1,728,635
#*Barnes & Noble Education, Inc.	452	1,374
Bassett Furniture Industries, Inc.	158	2,616
Bath & Body Works, Inc.	10,714	566,663
*Beazer Homes USA, Inc.	1,216	18,337
#*Bed Bath & Beyond, Inc., Class B	4,464	60,755
Best Buy Co., Inc.	18,196	1,636,366
#Big Lots, Inc., Class B	3,377	104,349
*Biglari Holdings, Inc., Class B	10	1,364
*BJ’s Restaurants, Inc.	784	21,787
Bloomin’ Brands, Inc.	3,123	68,675
Bluegreen Vacations Holding Corp.	8	210
*Booking Holdings, Inc.	983	2,172,735
*Boot Barn Holdings, Inc.	1,216	109,513
BorgWarner, Inc., Class A	18,227	671,300
Boyd Gaming Corp.	4,603	278,850
*Bright Horizons Family Solutions, Inc.	1,462	167,019
#*Brinker International, Inc.	1,266	45,994
Brunswick Corp.	3,557	268,945
Buckle, Inc. (The)	2,173	67,493
Build-A-Bear Workshop, Inc.	288	5,455
*Burlington Stores, Inc.	2,119	431,344
*Caesars Entertainment, Inc.	6,520	432,146
Caleres, Inc.	1,288	29,534
*Callaway Golf Co.	6,198	135,984

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
#Camping World Holdings, Inc., Class A	624	$16,024
*Capri Holdings, Ltd.	5,654	269,696
*CarMax, Inc.	6,851	587,679
*Carnival Corp.	40,660	703,418
*CarParts.com, Inc.	442	2,648
Carriage Services, Inc.	819	35,127
Carrols Restaurant Group, Inc.	16	26
Carter’s, Inc.	1,453	122,401
#*Carvana Co.	1,282	74,305
Cato Corp. (The), Class A	95	1,287
*Cavco Industries, Inc.	219	51,739
*Century Casinos, Inc.	347	3,633
Century Communities, Inc.	4,087	215,467
*Charles & Colvard, Ltd.	535	749
*Cheesecake Factory, Inc. (The)	1,761	64,999
*Chegg, Inc.	4,671	115,561
#*Chewy, Inc., Class A	2,355	68,436
*Chico’s FAS, Inc.	2,050	10,865
*Children’s Place, Inc. (The)	473	21,914
*Chipotle Mexican Grill, Inc.	848	1,234,357
Choice Hotels International, Inc.	3,549	498,493
Churchill Downs, Inc.	1,548	314,151
*Chuy’s Holdings, Inc.	642	16,056
#*Citi Trends, Inc.	56	1,566
Clarus Corp.	1,921	42,934
Columbia Sportswear Co.	3,627	297,994
*Conn’s, Inc.	108	1,690
*Container Store Group, Inc. (The)	309	2,364
*Cooper-Standard Holdings, Inc.	199	917
#Cracker Barrel Old Country Store, Inc.	1,269	140,846
*Crocs, Inc.	1,701	112,997
Crown Crafts, Inc.	181	1,133
Culp, Inc.	8	52
Dana, Inc.	4,960	73,458
Darden Restaurants, Inc.	6,227	820,283
*Dave & Buster’s Entertainment, Inc.	1,725	78,488
*Deckers Outdoor Corp.	900	239,175
*Delta Apparel, Inc.	78	2,260
*Denny’s Corp.	3,063	39,268
Designer Brands, Inc., Class A	3,277	45,288
#Dick’s Sporting Goods, Inc.	2,401	231,504
#Dillard’s, Inc., Class A	669	203,249
Dine Brands Global, Inc.	1,828	131,049
Dollar General Corp.	8,465	2,010,691
*Dollar Tree, Inc.	15,886	2,580,681
Domino’s Pizza, Inc.	1,684	569,192
*DoorDash, Inc., Class A	1,169	95,192
*Dorman Products, Inc.	1,043	102,965
DR Horton, Inc.	26,228	1,825,207
*Duluth Holdings, Inc., Class B	16	196
eBay, Inc.	52,897	2,746,412
Educational Development Corp.	444	2,908
*El Pollo Loco Holdings, Inc.	16	170
*Envela Corp.	30	163
Escalade, Inc.	341	4,484
Ethan Allen Interiors, Inc.	2,154	51,136

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*Etsy, Inc.	5,212	$485,706
*Everi Holdings, Inc.	140	2,430
*Expedia Group, Inc.	5,075	886,856
*Fiesta Restaurant Group, Inc.	8	54
#*Fisker, Inc.	228	2,294
*Five Below, Inc.	2,558	401,862
Flexsteel Industries, Inc.	36	781
*Floor & Decor Holdings, Inc., Class A	5,228	416,776
Foot Locker, Inc.	4,666	136,760
Ford Motor Co.	159,002	2,251,468
*Fossil Group, Inc.	2,433	24,038
*Fox Factory Holding Corp.	1,297	106,198
Franchise Group, Inc.	685	25,544
*Frontdoor, Inc.	2,364	73,071
*Full House Resorts, Inc.	447	4,045
*Funko, Inc., Class A	868	14,140
Gap, Inc. (The)	26,752	332,260
Garmin, Ltd.	8,280	908,647
#*Garrett Motion, Inc.	885	5,903
*General Motors Co.	61,003	2,312,624
*Genesco, Inc.	452	28,038
Gentex Corp.	9,023	264,825
*Gentherm, Inc.	1,279	86,230
Genuine Parts Co.	5,137	668,067
*G-III Apparel Group, Ltd.	9,089	240,677
*Goodyear Tire & Rubber Co. (The)	11,066	147,399
*GoPro, Inc., Class A	14,534	129,643
Graham Holdings Co., Class B	63	37,319
*Grand Canyon Education, Inc.	1,073	102,976
#*Green Brick Partners, Inc.	2,617	51,555
Group 1 Automotive, Inc.	740	128,864
#Guess?, Inc.	23,674	531,955
H&R Block, Inc.	4,951	129,073
Hanesbrands, Inc.	87,360	1,158,394
Harley-Davidson, Inc.	23,491	856,247
Hasbro, Inc.	11,423	1,005,909
#Haverty Furniture Cos., Inc.	734	18,225
*Helen of Troy, Ltd.	871	186,838
Hibbett, Inc.	551	23,792
*Hilton Grand Vacations, Inc.	9,093	425,825
*Hilton Worldwide Holdings, Inc.	21,038	3,266,991
Home Depot, Inc. (The)	45,859	13,776,044
Hooker Furnishings Corp.	8	135
*Horizon Global Corp.	35	130
*Hovnanian Enterprises, Inc., Class A	291	13,392
*Hyatt Hotels Corp., Class A	1,915	181,848
*iMedia Brands, Inc.	16	59
*Inspired Entertainment, Inc.	1,883	17,493
Installed Building Products, Inc.	1,062	85,459
#International Game Technology PLC	14,667	320,181
#*iRobot Corp.	1,519	76,937
Jack in the Box, Inc.	482	39,890
Johnson Outdoors, Inc., Class A	363	27,762
KB Home	3,378	109,549
#*Kirkland’s, Inc.	8	58
Kohl’s Corp.	7,627	441,451

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
Kontoor Brands, Inc.	1,762	$70,004
*Lakeland Industries, Inc.	7	113
#*Lands’ End, Inc.	590	8,272
*Las Vegas Sands Corp.	11,456	405,886
#Laureate Education, Inc., Class A	4,221	47,824
La-Z-Boy, Inc.	22,851	600,524
#*Lazydays Holdings, Inc.	243	4,721
LCI Industries	1,098	106,857
Lear Corp.	2,705	346,078
*Legacy Housing Corp.	8	140
Leggett & Platt, Inc.	6,154	219,267
Lennar Corp., Class A	21,289	1,628,396
Lennar Corp., Class B	8	522
Levi Strauss & Co., Class A	159	2,879
*LGI Homes, Inc.	838	78,529
Lifetime Brands, Inc.	8	101
*Lincoln Educational Services Corp.	8	57
*Liquidity Services, Inc., Class A	38	548
Lithia Motors, Inc., Class A	1,122	317,672
LKQ Corp.	12,765	633,527
*LL Flooring Holdings, Inc.	612	8,452
*Lordstown Motors Corp., Class A	9,076	19,786
*Lovesac Co. (The)	217	9,513
Lowe’s Cos., Inc.	34,305	6,783,128
*Lululemon Athletica, Inc.	5,282	1,873,156
Macy’s, Inc.	37,929	916,744
*Malibu Boats, Inc., Class A	1,682	84,588
Marine Products Corp.	22	258
*MarineMax, Inc.	921	37,687
*Marriott International, Inc., Class A	10,962	1,945,974
Marriott Vacations Worldwide Corp.	1,485	221,755
*Mastercraft Boat Holdings, Inc.	14	337
*Mattel, Inc.	18,052	438,844
McDonald’s Corp.	36,053	8,982,965
MDC Holdings, Inc.	2,571	94,896
MGM Resorts International	258	10,588
*Modine Manufacturing Co.	673	5,317
*Mohawk Industries, Inc.	4,867	686,539
*Monarch Casino & Resort, Inc.	408	28,621
Monro, Inc.	3,729	170,527
*Motorcar Parts of America, Inc.	183	2,783
Movado Group, Inc.	671	24,136
Murphy USA, Inc.	1,780	415,808
Nathan’s Famous, Inc.	12	568
*National Vision Holdings, Inc.	2,411	90,774
*Nautilus, Inc.	391	1,177
Newell Brands, Inc.	23,798	550,924
NIKE, Inc., Class B	46,633	5,815,135
*Noodles & Co.	1,977	11,012
#Nordstrom, Inc.	9,937	255,381
#*Norwegian Cruise Line Holdings, Ltd.	19,092	382,413
*NVR, Inc.	101	441,997
*ODP Corp. (The)	8,728	375,566
*Ollie’s Bargain Outlet Holdings, Inc.	1,780	85,529
*ONE Group Hospitality, Inc. (The)	22	205
*OneSpaWorld Holdings, Ltd.	876	8,795

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*O’Reilly Automotive, Inc.	3,074	$1,864,535
Oxford Industries, Inc.	1,066	95,514
Papa John’s International, Inc.	1,858	169,171
*Party City Holdco, Inc.	358	1,106
Patrick Industries, Inc.	1,452	90,387
#*Peloton Interactive, Inc., Class A	3,002	52,715
*Penn National Gaming, Inc.	5,230	191,261
Penske Automotive Group, Inc.	3,073	322,112
*Perdoceo Education Corp.	2,748	30,723
PetMed Express, Inc.	8	175
*Planet Fitness, Inc., Class A	4,813	385,184
*Playa Hotels & Resorts NV	14,844	140,127
*PlayAGS, Inc.	16	106
#Polaris, Inc.	2,775	263,459
Pool Corp.	1,256	508,956
PulteGroup, Inc.	25,093	1,047,884
#*Purple Innovation, Inc.	5,549	22,862
PVH Corp.	2,521	183,478
*QuantumScape Corp.	10,204	152,448
*Quotient Technology, Inc.	3,395	18,027
Qurate Retail, Inc., Class A	12,736	53,619
Ralph Lauren Corp.	1,647	171,848
RCI Hospitality Holdings, Inc.	45	2,788
*RealReal, Inc. (The)	247	1,339
*Red Robin Gourmet Burgers, Inc.	8	106
Red Rock Resorts, Inc., Class A	62	2,726
*Regis Corp.	8	11
Rent-A-Center, Inc.	3,038	73,277
*Revolve Group, Inc.	507	21,426
*RH	1,073	360,657
#Rocky Brands, Inc.	38	1,463
Ross Stores, Inc.	31,247	3,117,513
#*Royal Caribbean Cruises, Ltd.	9,136	710,141
Ruth’s Hospitality Group, Inc.	752	15,769
*Sally Beauty Holdings, Inc.	3,825	57,834
*Scientific Games Corp.	130	7,288
*SeaWorld Entertainment, Inc.	2,227	150,189
Service Corp.	27,439	1,800,273
*Shake Shack, Inc., Class A	820	47,421
Shoe Carnival, Inc.	1,276	38,522
Shutterstock, Inc.	1,397	105,781
Signet Jewelers, Ltd.	15,104	1,060,301
*Six Flags Entertainment Corp.	2,426	92,843
*Skechers USA, Inc., Class A	4,634	177,482
*Skyline Champion Corp.	4,850	247,544
#*Sleep Number Corp.	758	30,744
Smith & Wesson Brands, Inc.	2,013	27,638
Sonic Automotive, Inc., Class A	452	19,233
*Sonos, Inc.	7,234	165,080
*Sportsman’s Warehouse Holdings, Inc.	1,378	13,243
Standard Motor Products, Inc.	1,075	45,881
Starbucks Corp.	31,504	2,351,459
Steven Madden, Ltd.	3,479	142,848
*Stitch Fix, Inc., Class A	2,551	24,234
*Stoneridge, Inc.	8	158
Strategic Education, Inc.	1,319	85,207

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
*Strattec Security Corp.	43	$1,524
*Stride, Inc.	13,546	532,358
Superior Group of Cos., Inc.	465	7,394
*Superior Industries International, Inc.	84	271
*Sypris Solutions, Inc.	619	1,325
Tapestry, Inc.	27,939	919,752
Target Corp.	31,892	7,292,106
*Taylor Morrison Home Corp.	7,446	195,011
Tempur Sealy International, Inc.	6,141	166,483
*Tenneco, Inc., Class A	9,196	157,895
*Terminix Global Holdings, Inc.	4,002	183,652
*Tesla, Inc.	35,071	30,538,424
Texas Roadhouse, Inc.	2,500	205,825
#Thor Industries, Inc.	3,037	232,482
Tilly’s, Inc., Class A	545	4,807
TJX Cos, Inc. (The)	50,130	3,071,966
Toll Brothers, Inc.	4,618	214,137
*TopBuild Corp.	1,753	317,538
Tractor Supply Co.	7,860	1,583,397
Travel + Leisure Co.	3,178	176,315
*Tri Pointe Homes, Inc.	3,289	67,984
*Tupperware Brands Corp.	2,625	46,148
*Ulta Beauty, Inc.	3,436	1,363,405
*Under Armour, Inc., Class A	133	2,043
*Under Armour, Inc., Class C	10,256	145,533
*Unifi, Inc.	197	2,890
*Universal Electronics, Inc.	8	236
*Universal Technical Institute, Inc.	8	83
*Urban Outfitters, Inc.	3,418	81,348
Vail Resorts, Inc.	2,278	578,976
*Vera Bradley, Inc.	8	49
VF Corp.	15,650	813,800
#*Victoria’s Secret & Co.	2,307	108,706
*Vista Outdoor, Inc.	2,481	87,406
#*Visteon Corp.	909	95,181
*VOXX International Corp.	219	1,658
#*Wayfair, Inc., Class A	2,522	194,043
Wendy’s Co. (The)	29,748	587,820
Whirlpool Corp.	4,828	876,379
#Williams-Sonoma, Inc.	5,234	682,932
Wingstop, Inc.	894	82,033
Winmark Corp.	95	19,304
#Winnebago Industries, Inc.	6,608	351,413
Wolverine World Wide, Inc.	2,186	43,327
*WW International, Inc.	10,870	106,417
Wyndham Hotels & Resorts, Inc.	6,459	568,134
*Wynn Resorts, Ltd.	3,955	278,748
*XPEL, Inc.	821	35,525
*YETI Holdings, Inc.	6,166	301,332
Yum! Brands, Inc.	15,423	1,804,645
#*Zumiez, Inc.	680	24,908

TOTAL CONSUMER DISCRETIONARY		219,347,353

CONSUMER STAPLES (6.9%)
Albertsons Cos., Inc., Class A	240	7,507
Alico, Inc.	39	1,547

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER STAPLES (Continued)
Altria Group, Inc.	59,392	$3,300,413
Andersons, Inc. (The), Class A	1,144	57,463
Archer-Daniels-Midland Co.	25,046	2,243,120
#B&G Foods, Inc.	5,621	151,374
*BellRing Brands, Inc.	4,395	94,185
*BJ’s Wholesale Club Holdings, Inc.	5,462	351,480
*Boston Beer Co., Inc. (The), Class A	326	122,250
Brown-Forman Corp., Class A	1,040	64,917
Brown-Forman Corp., Class B	12,774	861,479
Bunge, Ltd.	10,980	1,242,058
Calavo Growers, Inc.	611	22,143
Cal-Maine Foods, Inc.	1,822	97,896
#Campbell Soup Co.	25,892	1,222,620
Casey’s General Stores, Inc.	1,761	354,489
#*Celsius Holdings, Inc.	1,806	93,912
*Central Garden & Pet Co.	8	350
*Central Garden & Pet Co., Class A	2,789	115,409
*Chefs’ Warehouse, Inc. (The)	1,184	43,334
Church & Dwight Co., Inc.	9,838	959,795
Clorox Co. (The)	4,449	638,298
Coca-Cola Co. (The)	189,738	12,258,972
Coca-Cola Consolidated, Inc.	157	69,316
Colgate-Palmolive Co.	41,843	3,224,003
Conagra Brands, Inc.	19,548	682,812
Constellation Brands, Inc., Class A	7,062	1,737,888
Costco Wholesale Corp.	20,105	10,690,231
*Coty, Inc., Class A	24,038	194,948
*Darling Ingredients, Inc.	9,594	704,104
Edgewell Personal Care Co.	2,116	80,704
*elf Beauty, Inc.	29,304	712,966
Energizer Holdings, Inc.	5,475	165,838
Estee Lauder Cos, Inc. (The)	9,431	2,490,350
Flowers Foods, Inc.	21,751	576,837
Fresh Del Monte Produce, Inc.	3,249	84,636
*Freshpet, Inc.	2,072	193,421
General Mills, Inc.	42,803	3,027,456
#*Grocery Outlet Holding Corp.	2,729	91,885
*Hain Celestial Group, Inc. (The)	5,995	201,072
*Herbalife Nutrition, Ltd.	4,563	121,285
Hershey Co. (The)	10,463	2,362,232
Hormel Foods Corp.	18,886	989,438
*Hostess Brands, Inc.	21,060	477,851
Ingles Markets, Inc., Class A	477	44,418
Ingredion, Inc.	4,696	399,677
Inter Parfums, Inc.	973	79,523
J & J Snack Foods Corp.	782	117,065
J M Smucker Co. (The)	6,272	858,825
John B Sanfilippo & Son, Inc.	73	5,668
Kellogg Co.	16,983	1,163,336
Keurig Dr Pepper, Inc.	9,165	342,771
Kimberly-Clark Corp.	19,201	2,665,675
Kraft Heinz Co. (The)	34,709	1,479,645
Kroger Co. (The)	69,918	3,772,775
Lamb Weston Holdings, Inc.	11,182	739,130
Lancaster Colony Corp.	834	129,420
*Landec Corp.	8	80

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER STAPLES (Continued)
*Lifevantage Corp.	8	$31
*Lifeway Foods, Inc.	8	46
Limoneira Co.	8	96
McCormick & Co., Inc.	12,853	1,292,626
Medifast, Inc.	801	142,866
MGP Ingredients, Inc.	1,088	99,367
Molson Coors Beverage Co., Class B	9,443	511,244
Mondelez International, Inc., Class A	62,001	3,997,825
*Monster Beverage Corp.	15,254	1,306,963
National Beverage Corp.	3,719	163,934
Natural Grocers by Vitamin Cottage, Inc.	8	163
*Nature’s Sunshine Products, Inc.	8	133
#*NewAge, Inc.	40	16
Nu Skin Enterprises, Inc., Class A	1,746	74,449
Oil-Dri Corp. of America	31	773
PepsiCo., Inc.	73,647	12,645,926
*Performance Food Group Co.	5,150	253,638
Philip Morris International, Inc.	69,862	6,986,200
*Pilgrim’s Pride Corp.	903	25,600
*Post Holdings, Inc.	3,273	243,478
PriceSmart, Inc.	1,143	90,811
Procter & Gamble Co. (The)	121,620	19,526,091
Reynolds Consumer Products, Inc.	6,961	205,976
#*Rite Aid Corp.	1,741	11,090
*S&W Seed Co.	8	11
Sanderson Farms, Inc.	1,709	323,633
Seaboard Corp.	12	50,700
*Seneca Foods Corp., Class A	42	2,279
*Simply Good Foods Co. (The)	2,820	117,453
SpartanNash Co.	1,954	66,983
Spectrum Brands Holdings, Inc.	1,173	99,787
*Sprouts Farmers Market, Inc.	11,028	328,634
Sysco Corp.	34,128	2,917,261
#*Tattooed Chef, Inc.	1,508	12,049
Tootsie Roll Industries, Inc.	380	13,311
*TreeHouse Foods, Inc.	948	29,862
Turning Point Brands, Inc.	285	8,946
Tyson Foods, Inc., Class A	20,401	1,900,557
*United Natural Foods, Inc.	1,998	85,774
Universal Corp.	1,738	100,543
*US Foods Holding Corp.	11,268	423,902
*USANA Health Sciences, Inc.	696	53,355
Vector Group, Ltd.	7,948	101,099
Village Super Market, Inc., Class A	44	1,020
Walgreens Boots Alliance, Inc.	49,322	2,091,253
Walmart, Inc.	76,219	11,660,745
#WD-40 Co.	809	148,840
Weis Markets, Inc.	3,480	277,982

TOTAL CONSUMER STAPLES		133,377,613

ENERGY (5.0%)
Adams Resources & Energy, Inc.	52	2,021
#*Alto Ingredients, Inc.	7,273	41,965
Altus Midstream Co., Class A	167	11,882
Antero Midstream Corp.	19,405	199,289
*Antero Resources Corp.	12,104	426,061

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ENERGY (Continued)
APA Corp.	12,351	$505,526
Arch Resources, Inc.	691	114,969
Archrock, Inc.	10,459	91,098
*Ardmore Shipping Corp.	8	50
*Aspen Aerogels, Inc.	1,761	38,038
Baker Hughes Co.	35,201	1,091,935
*Battalion Oil Corp.	8	151
Berry Corp.	3,715	40,754
Brigham Minerals, Inc.	2,788	69,087
*Bristow Group, Inc.	1,028	30,655
Cactus, Inc., Class A	1,880	93,868
California Resources Corp.	2,906	116,850
#*Callon Petroleum Co.	2,626	134,635
*Centennial Resource Development, Inc., Class A	19,234	148,871
*Centrus Energy Corp., Class A	38	1,055
ChampionX Corp.	9,011	190,132
Cheniere Energy, Inc.	17,891	2,429,777
#Chesapeake Energy Corp.	3,105	254,672
Chevron Corp.	85,168	13,343,271
#Civitas Resources, Inc.	57	3,341
#*Clean Energy Fuels Corp.	15,745	92,266
*CNX Resources Corp.	6,821	140,172
*Comstock Resources, Inc.	10,855	184,861
ConocoPhillips	70,813	6,764,058
*CONSOL Energy, Inc.	1,722	81,881
Continental Resources, Inc.	9,094	505,354
Core Laboratories NV	6,354	165,204
Coterra Energy, Inc.	28,792	828,922
Crescent Energy, Inc., Class A	271	4,257
CVR Energy, Inc.	3,002	75,260
*Delek US Holdings, Inc.	56,975	1,378,795
*Denbury, Inc.	1,550	99,169
Devon Energy Corp.	35,837	2,084,638
DHT Holdings, Inc.	8,920	50,130
Diamondback Energy, Inc.	9,720	1,226,956
*DMC Global, Inc.	619	12,374
Dorian LPG, Ltd.	1,502	22,109
*Dril-Quip, Inc.	8,458	244,267
DT Midstream, Inc.	3,400	182,750
*Earthstone Energy, Inc., Class A	1,563	21,085
EnLink Midstream LLC	91,050	898,663
EOG Resources, Inc.	25,862	3,019,647
Epsilon Energy, Ltd.	8	59
EQT Corp.	12,029	478,153
Equitrans Midstream Corp.	19,207	150,967
Evolution Petroleum Corp.	8	50
*Expro Group Holdings NV	2,778	42,448
#*Exterran Corp.	16	109
Exxon Mobil Corp.	195,533	16,669,188
*Forum Energy Technologies, Inc.	100	2,113
*Geospace Technologies Corp.	8	46
#*Green Plains, Inc.	2,461	69,080
*Gulf Island Fabrication, Inc.	200	744
*Gulfport Energy Corp.	729	68,511
Halliburton Co.	45,869	1,633,854
*Helix Energy Solutions Group, Inc.	5,807	23,867

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ENERGY (Continued)
Helmerich & Payne, Inc.	3,570	$164,327
Hess Corp.	19,788	2,039,549
*HF Sinclair Corp.	4,763	181,089
International Seaways, Inc.	3,699	78,160
Kinder Morgan, Inc.	154,464	2,803,522
*Kosmos Energy, Ltd.	16,497	111,520
*Laredo Petroleum, Inc.	833	59,318
*Liberty Oilfield Services, Inc., Class A	6,211	100,246
Magnolia Oil & Gas Corp., Class A	9,181	213,366
Marathon Oil Corp.	67,544	1,683,196
Marathon Petroleum Corp.	36,168	3,156,020
Matador Resources Co.	33,247	1,623,119
Murphy Oil Corp.	5,336	203,195
*Nabors Industries, Ltd.	609	94,164
NACCO Industries, Inc., Class A	68	3,133
*National Energy Services Reunited Corp.	1,849	12,370
*Natural Gas Services Group, Inc.	8	98
New Fortress Energy, Inc.	4,757	184,476
*Newpark Resources, Inc.	1,641	5,727
*NextDecade Corp.	16	89
*NexTier Oilfield Solutions, Inc.	10,155	112,010
Nordic American Tankers, Ltd.	140	358
Northern Oil and Gas, Inc.	2,844	71,043
NOV, Inc.	79,283	1,437,401
Oasis Petroleum, Inc.	785	104,138
Occidental Petroleum Corp.	82,538	4,547,018
*Oceaneering International, Inc.	6,680	75,684
*Oil States International, Inc.	1,848	12,492
ONEOK, Inc.	21,317	1,350,006
*Overseas Shipholding Group, Inc., Class A	66	137
Ovintiv, Inc.	9,916	507,600
*Par Pacific Holdings, Inc.	1,478	21,682
Patterson-UTI Energy, Inc.	7,187	118,154
*PBF Energy, Inc., Class A	6,247	181,538
PDC Energy, Inc.	3,511	244,857
*Peabody Energy Corp.	4,776	108,129
Phillips 66	31,090	2,697,368
PHX Minerals, Inc.	310	1,088
Pioneer Natural Resources Co.	9,293	2,160,344
*ProPetro Holding Corp.	6,851	96,873
*Range Resources Corp.	57,661	1,726,370
*Ranger Oil Corp.	8	255
*REX American Resources Corp.	31	2,624
*RPC, Inc.	6,496	67,169
*SandRidge Energy, Inc.	8	149
Schlumberger NV	72,165	2,815,157
Scorpio Tankers, Inc.	4,550	112,522
*SEACOR Marine Holdings, Inc.	423	3,046
*Select Energy Services, Inc., Class A	6,782	52,628
SFL Corp., Ltd.	9,826	97,474
*SilverBow Resources, Inc.	894	32,720
SM Energy Co.	5,742	204,013
Solaris Oilfield Infrastructure, Inc., Class A	8	90
*Southwestern Energy Co.	20,547	154,102
*Talos Energy, Inc.	4,426	80,420
Targa Resources Corp.	14,918	1,095,130

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ENERGY (Continued)
*TechnipFMC PLC	16,759	$115,972
*Teekay Tankers, Ltd., Class A	2,133	34,149
*Tellurian, Inc.	36,047	179,514
*TETRA Technologies, Inc.	1,012	3,724
Texas Pacific Land Corp.	120	163,992
*Tidewater, Inc.	2,392	47,744
*Transocean, Ltd.	18,563	69,797
#*Uranium Energy Corp.	1,562	6,639
*US Silica Holdings, Inc.	5,992	111,331
VAALCO Energy, Inc.	838	5,481
Valero Energy Corp.	24,722	2,756,009
*Vertex Energy, Inc.	25	238
*W&T Offshore, Inc.	3,592	17,098
*Weatherford International PLC	3,074	99,229
Whiting Petroleum Corp.	2,134	155,889
Williams Cos, Inc. (The)	89,585	3,071,870
World Fuel Services Corp.	2,428	58,806

TOTAL ENERGY		96,507,915

FINANCIALS (12.6%)
1st Source Corp.	1,748	75,636
ACNB Corp.	43	1,472
Affiliated Managers Group, Inc.	1,623	203,800
Aflac, Inc.	47,574	2,725,039
Alerus Financial Corp.	8	204
*Alleghany Corp.	639	534,524
Allegiance Bancshares, Inc.	1,005	41,064
Allstate Corp. (The)	22,941	2,902,954
Ally Financial, Inc.	14,693	587,132
A-Mark Precious Metals, Inc.	475	37,430
*Ambac Financial Group, Inc.	5,904	45,638
Amerant Bancorp, Inc.	1,483	39,433
American Equity Investment Life Holding Co.	4,218	159,103
American Express Co.	37,733	6,592,332
American Financial Group, Inc.	5,457	755,685
American International Group, Inc.	30,311	1,773,497
American National Bankshares, Inc.	44	1,529
American National Group, Inc.	22	4,149
Ameriprise Financial, Inc.	11,399	3,026,321
Ameris BanCorp	1,803	75,185
AMERISAFE, Inc.	645	29,896
Ames National Corp.	47	1,100
Aon PLC, Class A	11,690	3,366,603
Apollo Global Management, Inc.	15,968	794,568
*Arch Capital Group, Ltd.	15,835	723,184
#Ares Management Corp., Class A	3,881	257,000
Argo Group International Holdings, Ltd.	2,463	105,416
Arrow Financial Corp.	88	2,754
Arthur J Gallagher & Co.	17,963	3,026,586
Artisan Partners Asset Management, Inc., Class A	2,567	82,503
*AssetMark Financial Holdings, Inc.	349	6,711
Associated Banc-Corp.	5,122	102,184
Assurant, Inc.	2,778	505,263
Assured Guaranty, Ltd.	2,078	114,602
Atlantic Union Bankshares Corp.	2,149	72,593
*Atlanticus Holdings Corp.	522	22,467

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Axis Capital Holdings, Ltd.	3,384	$194,005
*Axos Financial, Inc.	2,034	77,048
B. Riley Financial, Inc.	312	14,090
#Banc of California, Inc.	594	10,716
BancFirst Corp.	1,108	90,579
*BanCorp, Inc. (The)	3,806	86,358
Bank of America Corp.	332,069	11,848,222
Bank of Hawaii Corp.	4,935	366,868
Bank of Marin BanCorp	74	2,313
Bank of New York Mellon Corp. (The)	38,768	1,630,582
Bank of NT Butterfield & Son, Ltd. (The)	5,937	190,162
Bank of Princeton (The)	84	2,522
Bank of South Carolina Corp.	56	1,000
Bank OZK	3,862	148,378
Bank7 Corp.	130	3,090
BankFinancial Corp.	91	929
BankUnited, Inc.	3,765	141,338
Bankwell Financial Group, Inc.	88	2,992
Banner Corp.	6,054	325,100
Bar Harbor Bankshares	8	209
BayCom Corp.	8	181
BCB BanCorp, Inc.	8	151
*Berkshire Hathaway, Inc., Class B	71,726	23,155,305
Berkshire Hills BanCorp, Inc.	4,300	106,382
BGC Partners, Inc., Class A	3,586	13,017
BlackRock, Inc.	7,332	4,580,154
Blackstone, Inc., Class A	26,467	2,688,253
BOK Financial Corp.	5,386	446,661
*Bridgewater Bancshares, Inc.	97	1,554
*Brighthouse Financial, Inc.	2,590	133,022
Brightsphere Investment Group, Inc.	3,875	77,655
Brookline BanCorp, Inc.	4,876	70,507
Brown & Brown, Inc.	10,155	629,407
*BRP Group, Inc., Class A	420	9,710
Business First Bancshares, Inc.	8	177
Byline BanCorp, Inc.	2,116	49,641
Cadence Bank	48,336	1,210,333
*California BanCorp	101	2,197
Cambridge BanCorp	34	2,778
Camden National Corp.	843	37,724
*Cannae Holdings, Inc.	973	21,795
Capital City Bank Group, Inc.	8	205
Capital One Financial Corp.	21,899	2,729,053
Capitol Federal Financial, Inc.	161,076	1,551,162
Capstar Financial Holdings, Inc.	8	161
Cathay General BanCorp	2,399	96,176
Cboe Global Markets, Inc.	11,002	1,243,006
CBTX, Inc.	918	26,181
Central Valley Community BanCorp	82	1,583
Charles Schwab Corp. (The)	75,558	5,011,762
Chubb, Ltd.	16,533	3,413,238
Cincinnati Financial Corp.	5,497	674,262
Citigroup, Inc.	70,860	3,416,161
Citizens & Northern Corp.	8	187
Citizens Community BanCorp, Inc.	138	1,809
Citizens Financial Group, Inc.	17,884	704,630

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
*Citizens, Inc.	16	$48
City Holding Co.	1,064	82,332
Civista Bancshares, Inc.	8	167
CME Group, Inc.	15,073	3,306,112
CNA Financial Corp.	37	1,755
CNB Financial Corp.	48	1,193
*Coastal Financial Corp.	8	328
Codorus Valley BanCorp, Inc.	32	765
Cohen & Steers, Inc.	2,052	159,420
#*Coinbase Global, Inc., Class A	968	109,103
Columbia Banking System, Inc.	2,777	77,978
*Columbia Financial, Inc.	1,306	24,749
Comerica, Inc.	15,164	1,241,932
Commerce Bancshares, Inc.	5,208	356,071
Community Bank System, Inc.	1,686	108,578
Community Financial Corp. (The)	73	2,989
Community Trust BanCorp, Inc.	8	319
ConnectOne BanCorp, Inc.	2,327	64,830
*Consumer Portfolio Services, Inc.	280	3,192
Cowen, Inc., Class A	1,222	27,923
Crawford & Co., Class A	16	125
Crawford & Co., Class B	8	59
*Credit Acceptance Corp.	1,490	763,625
*CrossFirst Bankshares, Inc.	24	307
Cullen/Frost Bankers, Inc.	3,187	421,608
Curo Group Holdings Corp.	236	2,771
*Customers BanCorp, Inc.	3,044	128,061
CVB Financial Corp.	5,927	136,440
Diamond Hill Investment Group, Inc.	18	3,031
Dime Community Bancshares, Inc.	2,411	75,802
Discover Financial Services	24,193	2,720,745
Donegal Group, Inc., Class A	8	108
*Donnelley Financial Solutions, Inc.	3,470	101,567
Eagle BanCorp Montana, Inc.	22	447
Eagle BanCorp, Inc.	387	19,485
East West BanCorp, Inc.	26,386	1,881,322
Eastern Bankshares, Inc.	6,371	122,068
*eHealth, Inc.	694	5,587
*Elevate Credit, Inc.	709	2,099
Employers Holdings, Inc.	1,865	73,369
*Encore Capital Group, Inc.	22,983	1,328,647
*Enova International, Inc.	1,879	70,275
*Enstar Group, Ltd.	1,371	323,213
Enterprise BanCorp, Inc.	8	272
Enterprise Financial Services Corp.	1,584	69,965
Equitable Holdings, Inc.	40,009	1,153,460
Equity Bancshares, Inc., Class A	8	244
#Erie Indemnity Co., Class A	1,567	251,159
*Esquire Financial Holdings, Inc.	27	972
Essent Group, Ltd.	5,622	227,860
Evercore, Inc.	1,842	194,792
Everest Re Group, Ltd.	2,423	665,622
*EZCorp., Inc., Class A	16	112
FactSet Research Systems, Inc.	1,475	595,148
Farmers & Merchants BanCorp, Inc.	8	306
Farmers National Banc Corp.	8	123

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
FB Financial Corp.	1,591	$61,301
Federal Agricultural Mortgage Corp.	233	23,866
Federated Hermes, Inc.	4,440	126,451
#Fidelity National Financial, Inc.	16,499	656,990
Fifth Third BanCorp	74,885	2,810,434
Financial Institutions, Inc.	8	223
First American Financial Corp.	5,286	308,227
First BanCorp	6,054	82,395
First BanCorp, Inc. (The)	8	225
First BanCorp/Southern Pines NC	2,517	94,287
First Bancshares, Inc. (The)	1,309	42,137
First Busey Corp.	3,508	78,825
First Business Financial Services, Inc.	58	2,011
First Citizens Bancshares, Inc., Class A	170	108,695
First Commonwealth Financial Corp.	9,984	134,584
First Community Bankshares, Inc.	8	213
First Community Corp.	84	1,665
First Financial BanCorp	83,176	1,700,949
First Financial Bankshares, Inc.	4,918	196,622
First Financial Corp.	8	341
First Foundation, Inc.	1,242	27,597
First Hawaiian, Inc.	4,044	95,479
First Horizon Corp.	28,364	634,786
First Internet BanCorp, Class A	49	1,886
First Interstate BancSystem, Inc., Class A	2,763	89,853
First Merchants Corp.	10,278	402,795
First Mid Bancshares, Inc.	364	13,119
First Northwest BanCorp	115	2,412
First of Long Island Corp. (The)	92	1,544
First Republic Bank	16,710	2,493,466
*First Western Financial, Inc.	54	1,772
FirstCash Holdings, Inc.	626	49,942
Flagstar BanCorp, Inc.	13,380	472,314
*Flexshopper, Inc.	81	92
Flushing Financial Corp.	16	344
FNB Corp.	84,960	978,739
Franklin Financial Services Corp.	49	1,589
Franklin Resources, Inc.	18,240	448,522
FS BanCorp, Inc.	40	1,176
Fulton Financial Corp.	5,365	81,387
*FVCBankCorp., Inc.	8	165
GAMCO Investors, Inc., Class A	15	300
*Genworth Financial, Inc., Class A	15,635	58,006
German American BanCorp, Inc.	888	31,169
Glacier BanCorp, Inc.	3,454	158,055
Globe Life, Inc.	5,310	520,805
Goldman Sachs Group, Inc. (The)	14,957	4,569,214
#Goosehead Insurance, Inc., Class A	293	16,845
Great Southern BanCorp, Inc.	130	7,376
*Green Dot Corp., Class A	3,478	92,097
Greene County BanCorp, Inc.	45	2,349
Greenhill & Co., Inc.	8	97
*Greenlight Capital Re, Ltd., Class A	145	998
Guaranty Bancshares, Inc.	60	2,064
Hamilton Lane, Inc., Class A	1,408	96,561
Hancock Whitney Corp.	3,255	152,236

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Hanmi Financial Corp.	1,158	$26,808
Hanover Insurance Group, Inc. (The)	1,863	273,526
HarborOne BanCorp, Inc.	2,553	34,185
Hartford Financial Services Group, Inc. (The)	19,111	1,336,432
Hawthorn Bancshares, Inc.	52	1,359
HBT Financial, Inc.	97	1,667
HCI Group, Inc.	341	21,855
Heartland Financial USA, Inc.	1,764	77,210
Heritage Commerce Corp.	112	1,258
Heritage Financial Corp.	1,590	38,510
Heritage Insurance Holdings, Inc.	8	34
Hingham Institution For Savings (The)	11	3,554
Home BanCorp, Inc.	43	1,648
Home Bancshares, Inc.	14,228	307,609
HomeStreet, Inc.	722	29,306
Hope BanCorp, Inc.	11,125	159,088
Horace Mann Educators Corp.	2,918	116,282
Horizon BanCorp, Inc.	439	7,674
Houlihan Lokey, Inc.	1,818	151,421
Huntington Bancshares, Inc.	45,035	592,210
Independent Bank Corp.	1,999	154,243
Independent Bank Corp.	85	1,678
Independent Bank Group, Inc.	1,278	86,648
Interactive Brokers Group, Inc.	1,719	102,384
Intercontinental Exchange, Inc.	16,755	1,940,397
International Bancshares Corp.	2,401	95,536
Invesco, Ltd.	26,801	492,602
Investar Holding Corp.	131	2,581
Investors Title Co.	8	1,501
James River Group Holdings, Ltd.	10,140	240,419
Janus Henderson Group PLC	7,230	220,370
Jefferies Financial Group, Inc.	13,965	429,563
JPMorgan Chase & Co.	143,296	17,103,811
Kearny Financial Corp.	2,999	35,568
Kemper Corp.	2,193	101,229
KeyCorp.	42,307	816,948
Kinsale Capital Group, Inc.	743	164,716
KKR & Co., Inc.	16,881	860,425
Lakeland BanCorp, Inc.	4,566	68,627
Lakeland Financial Corp.	19,344	1,408,630
Lazard, Ltd., Class A	5,094	166,930
LCNB Corp.	8	129
*LendingClub Corp.	5,906	90,067
*LendingTree, Inc.	538	42,728
Limestone BanCorp, Inc.	45	965
Lincoln National Corp.	26,296	1,581,704
Live Oak Bancshares, Inc.	2,220	93,973
Loews Corp.	9,955	625,572
LPL Financial Holdings, Inc.	4,516	848,421
Luther Burbank Corp.	16	212
M&T Bank Corp.	6,686	1,114,155
Macatawa Bank Corp.	8	70
*Maiden Holdings, Ltd.	2,602	5,776
MainStreet Bancshares, Inc., Class A	84	2,150
Manning & Napier, Inc.	100	1,277
*Markel Corp.	708	958,122

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
MarketAxess Holdings, Inc.	1,144	$301,570
Marsh & McLennan Cos., Inc.	20,460	3,308,382
Mercantile Bank Corp.	87	2,732
Merchants BanCorp	2,739	64,421
Mercury General Corp.	8,576	432,488
Meridian Corp.	21	659
Meta Financial Group, Inc.	2,106	91,927
MetLife, Inc.	27,274	1,791,356
*Metropolitan Bank Holding Corp.	625	55,656
MGIC Investment Corp.	23,799	310,815
Mid Penn BanCorp, Inc.	104	2,686
Middlefield Banc Corp.	71	1,874
Midland States BanCorp, Inc.	43	1,134
MidWestOne Financial Group, Inc.	8	239
Moelis & Co., Class A	2,632	116,492
Moody’s Corp.	7,972	2,522,979
Morgan Stanley	58,028	4,676,477
Morningstar, Inc.	1,952	494,305
*Mr. Cooper Group, Inc.	486	21,855
MSCI, Inc.	3,535	1,489,119
MVB Financial Corp.	37	1,482
Nasdaq, Inc.	8,073	1,270,448
National Bank Holdings Corp., Class A	1,780	64,988
National Bankshares, Inc.	32	1,101
National Western Life Group, Inc., Class A	13	2,584
Navient Corp.	6,041	95,992
NBT BanCorp, Inc.	2,878	101,306
Nelnet, Inc., Class A	994	81,578
New York Community BanCorp, Inc.	70,222	648,851
*NI Holdings, Inc.	16	254
*Nicolet Bankshares, Inc.	788	64,127
*NMI Holdings, Inc., Class A	13,909	255,647
Northeast Bank	71	2,657
Northern Trust Corp.	10,948	1,128,191
Northfield BanCorp, Inc.	242	3,168
Northwest Bancshares, Inc.	141,434	1,793,383
OceanFirst Financial Corp.	3,798	71,137
*Ocwen Financial Corp.	43	894
OFG BanCorp	3,149	83,700
Ohio Valley Banc Corp.	59	1,799
Old National BanCorp	45,935	696,375
Old Republic International Corp.	17,112	376,635
Old Second BanCorp, Inc.	8	110
OneMain Holdings, Inc.	6,541	300,428
*Open Lending Corp., Class A	3,769	51,409
Oppenheimer Holdings, Inc., Class A	65	2,094
Origin BanCorp, Inc.	1,380	51,998
Orrstown Financial Services, Inc.	59	1,391
Pacific Premier BanCorp, Inc.	3,101	97,247
PacWest BanCorp	4,721	155,274
*Palomar Holdings, Inc.	1,259	68,553
Park National Corp.	217	25,573
PCB BanCorp	8	171
PCSB Financial Corp.	8	147
Peapack-Gladstone Financial Corp.	8	248
Penns Woods BanCorp, Inc.	87	2,036

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
PennyMac Financial Services, Inc.	2,169	$105,327
Peoples BanCorp, Inc.	39	1,069
Peoples Financial Services Corp.	36	1,787
Pinnacle Financial Partners, Inc.	2,901	224,973
Piper Sandler Cos.	739	84,970
PJT Partners, Inc., Class A	901	59,457
PNC Financial Services Group, Inc. (The)	15,340	2,547,974
*Ponce Financial Group, Inc.	11	114
Popular, Inc.	5,553	433,079
*PRA Group, Inc.	13,233	556,183
Preferred Bank	610	40,943
Premier Financial Corp.	1,235	32,777
Primerica, Inc.	1,854	240,204
Primis Financial Corp.	8	109
Principal Financial Group, Inc.	10,638	724,873
ProAssurance Corp.	3,904	95,921
*PROG Holdings, Inc.	3,956	104,715
Progressive Corp. (The)	22,147	2,377,702
Prosperity Bancshares, Inc.	3,418	223,469
Provident Financial Holdings, Inc.	56	851
Provident Financial Services, Inc.	3,765	83,319
Prudential BanCorp, Inc.	91	1,412
Prudential Financial, Inc.	23,997	2,603,915
Pzena Investment Management, Inc., Class A	64	403
QCR Holdings, Inc.	723	39,252
Radian Group, Inc.	7,519	160,831
Raymond James Financial, Inc.	9,333	909,594
RBB BanCorp	8	171
Red River Bancshares, Inc.	29	1,573
Regional Management Corp.	8	344
Regions Financial Corp.	45,849	949,991
Reinsurance Group of America, Inc.	2,128	228,377
RenaissanceRe Holdings, Ltd.	1,418	203,511
Renasant Corp.	9,728	289,797
Republic BanCorp, Inc., Class A	720	30,010
*Republic First BanCorp, Inc.	16	67
*Rhinebeck BanCorp, Inc.	138	1,392
Richmond Mutual BanCorp, Inc.	8	131
RLI Corp.	2,395	274,898
S&P Global, Inc.	14,086	5,303,379
S&T BanCorp, Inc.	1,982	56,011
Safety Insurance Group, Inc.	789	67,886
Salisbury BanCorp, Inc.	25	1,330
Sandy Spring BanCorp, Inc.	1,240	48,695
SB Financial Group, Inc.	89	1,691
Sculptor Capital Management, Inc.	526	5,502
Seacoast Banking Corp. of Florida	1,550	50,375
*Security National Financial Corp., Class A	17	170
SEI Investments Co.	6,369	354,881
Selective Insurance Group, Inc.	2,023	166,614
*SelectQuote, Inc.	5,499	11,328
ServisFirst Bancshares, Inc.	2,271	182,407
Shore Bancshares, Inc.	8	161
Sierra BanCorp	8	174
Signature Bank	2,302	557,660
Silvercrest Asset Management Group, Inc., Class A	237	4,925

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Simmons First National Corp., Class A	3,714	$88,653
*SiriusPoint, Ltd.	40	251
SLM Corp.	54,390	909,945
SmartFinancial, Inc.	8	196
South Plains Financial, Inc.	8	193
*Southern First Bancshares, Inc.	33	1,508
Southern Missouri BanCorp, Inc.	48	2,026
Southside Bancshares, Inc.	1,896	74,304
SouthState Corp.	2,482	192,206
State Street Corp.	18,584	1,244,571
*Sterling BanCorp, Inc.	16	109
Stewart Information Services Corp.	1,431	73,840
Stifel Financial Corp.	4,237	262,058
Stock Yards BanCorp, Inc.	1,298	67,859
*StoneX Group, Inc.	1,276	86,487
Summit Financial Group, Inc.	8	218
*SVB Financial Group	3,027	1,476,086
*SWK Holdings Corp.	158	3,097
Synchrony Financial	33,628	1,237,847
Synovus Financial Corp.	8,700	361,398
T. Rowe Price Group, Inc.	15,572	1,915,979
Territorial BanCorp, Inc.	47	1,067
*Texas Capital Bancshares, Inc.	1,232	63,276
TFS Financial Corp.	2,055	30,804
Timberland BanCorp, Inc.	44	1,162
Tiptree, Inc.	8	93
Tompkins Financial Corp.	1,030	75,190
Towne Bank	10,875	299,824
Tradeweb Markets, Inc., Class A	2,584	183,955
Travelers Cos, Inc. (The)	21,218	3,629,551
TriCo Bancshares	2,099	78,817
*TriState Capital Holdings, Inc.	320	9,667
*Triumph BanCorp, Inc.	789	54,788
Truist Financial Corp.	48,635	2,351,502
#*Trupanion, Inc.	810	51,532
TrustCo Bank Corp. NY	166	5,171
Trustmark Corp.	956	26,653
UMB Financial Corp.	1,838	165,751
Umpqua Holdings Corp.	76,763	1,269,660
United Bankshares, Inc.	5,732	190,646
United Community Banks, Inc.	1,958	59,014
United Fire Group, Inc.	138	4,042
United Insurance Holdings Corp.	8	18
Unity BanCorp, Inc.	56	1,616
Universal Insurance Holdings, Inc.	16	201
Univest Financial Corp.	2,085	52,542
Unum Group	6,633	202,439
US BanCorp	46,325	2,249,542
Valley National BanCorp	12,730	152,505
Veritex Holdings, Inc.	2,658	87,315
#Victory Capital Holdings, Inc., Class A	338	9,123
Virtu Financial, Inc., Class A	5,057	146,046
Virtus Investment Partners, Inc.	263	46,593
Voya Financial, Inc.	4,138	261,273
W. R. Berkley Corp.	11,470	762,640
Walker & Dunlop, Inc.	3,053	365,627

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Washington Federal, Inc.	2,786	$84,778
Washington Trust BanCorp, Inc.	317	14,880
Waterstone Financial, Inc.	117	1,879
Webster Financial Corp.	42,477	2,123,425
Wells Fargo & Co.	168,381	7,346,463
WesBanco, Inc.	1,661	53,551
West BanCorp, Inc.	8	200
Westamerica BanCorp	13,481	794,301
Western Alliance BanCorp	9,789	745,041
Western New England BanCorp, Inc.	316	2,714
White Mountains Insurance Group, Ltd.	63	66,025
Willis Towers Watson PLC	7,705	1,655,496
Wintrust Financial Corp.	19,432	1,696,802
WisdomTree Investments, Inc.	7,186	41,894
#*World Acceptance Corp.	361	68,124
WSFS Financial Corp.	2,339	93,724
Zions BanCorp NA	10,529	594,994

TOTAL FINANCIALS		243,839,756

HEALTH CARE (12.6%)
*10X Genomics, Inc., Class A	1,007	48,094
#*2Seventy bio, Inc.	1,151	15,492
Abbott Laboratories	53,479	6,069,866
AbbVie, Inc.	96,979	14,244,276
*ABIOMED, Inc.	954	273,397
*Acadia Healthcare Co., Inc.	5,564	377,684
*ACADIA Pharmaceuticals, Inc.	2,898	53,439
*Accuray, Inc.	1,295	3,445
*Acorda Therapeutics, Inc.	171	233
#*Adaptive Biotechnologies Corp.	558	4,604
*Addus HomeCare Corp.	2,852	240,367
#*Adverum Biotechnologies, Inc.	24	26
*Aeglea BioTherapeutics, Inc.	8	12
Agilent Technologies, Inc.	14,498	1,729,176
*Agios Pharmaceuticals, Inc.	3,964	87,089
*Akebia Therapeutics, Inc.	1,894	786
*Akero Therapeutics, Inc.	117	1,227
*Alaunos Therapeutics, Inc.	956	508
#*Albireo Pharma, Inc.	1,266	40,284
*Aldeyra Therapeutics, Inc.	175	537
*Alector, Inc.	2,576	24,730
*AlerisLife, Inc.	16	34
*Align Technology, Inc., Class A	3,082	893,503
*Alkermes PLC	5,468	157,752
*Allakos, Inc.	547	2,062
*Allogene Therapeutics, Inc.	9,726	81,212
*Allscripts Healthcare Solutions, Inc.	3,841	79,355
*Alnylam Pharmaceuticals, Inc.	2,987	398,555
*Amedisys, Inc., Class B	999	127,522
AmerisourceBergen Corp.	14,588	2,207,019
Amgen, Inc.	23,983	5,592,596
*AMN Healthcare Services, Inc.	2,595	253,661
*Amneal Pharmaceuticals, Inc.	3,243	12,518
*Amphastar Pharmaceuticals, Inc.	3,463	122,833
*AnaptysBio, Inc.	870	20,358
*AngioDynamics, Inc.	3,224	67,865

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
#*ANI Pharmaceuticals, Inc.	165	$4,869
*Anika Therapeutics, Inc.	8	172
*Antares Pharma, Inc.	40	223
Anthem, Inc.	8,843	4,438,567
#*Apollo Medical Holdings, Inc.	1,534	55,960
*Applied Genetic Technologies Corp.	8	7
*Aptinyx, Inc.	16	14
*Apyx Medical Corp.	154	581
*Aravive, Inc.	8	11
*Arcus Biosciences, Inc.	1,719	41,617
*Arcutis Biotherapeutics, Inc.	1,541	31,113
*Ardelyx, Inc.	181	149
*Artivion, Inc.	2,098	42,568
*Assembly Biosciences, Inc.	16	28
*Atara Biotherapeutics, Inc., Class A	8,968	57,036
*Athenex, Inc.	569	273
*Atreca, Inc., Class A	264	517
*AtriCure, Inc.	5,900	306,387
Atrion Corp.	66	41,357
*Avanos Medical, Inc.	4,842	141,193
*Avantor, Inc.	19,189	611,745
#*Avid Bioservices, Inc.	2,225	29,948
*Avidity Biosciences, Inc.	690	9,867
*Axcella Health, Inc.	16	28
*Axogen, Inc.	16	116
*Axonics, Inc.	1,020	52,856
Baxter International, Inc.	31,664	2,250,044
Becton Dickinson and Co.	6,784	1,676,937
*Berkeley Lights, Inc.	1,169	5,816
*Biogen, Inc.	12,190	2,528,694
*Biohaven Pharmaceutical Holding Co., Ltd.	1,972	175,843
*BioLife Solutions, Inc.	389	4,929
*BioMarin Pharmaceutical, Inc.	6,630	539,351
*Bio-Rad Laboratories, Inc., Class A	950	486,457
Bio-Techne Corp.	1,364	517,897
#*Bioxcel Therapeutics, Inc.	1,379	18,079
*Bluebird Bio, Inc.	3,456	12,545
*Blueprint Medicines Corp.	2,268	132,338
*Boston Scientific Corp.	27,522	1,158,951
Bristol-Myers Squibb Co.	100,623	7,573,893
*Brookdale Senior Living, Inc.	11,589	71,620
Bruker Corp.	17,049	980,147
*Cara Therapeutics, Inc.	1,878	16,376
Cardinal Health, Inc.	15,100	876,555
*Cardiovascular Systems, Inc.	12,221	228,533
*CareDx, Inc.	894	27,213
*CASI Pharmaceuticals, Inc.	208	89
*Castle Biosciences, Inc.	779	17,403
*Catalent, Inc.	5,447	493,280
*Catalyst Pharmaceuticals, Inc.	3,072	23,409
*Celldex Therapeutics, Inc.	1,382	42,220
*Centene Corp.	27,274	2,196,921
Cerner Corp.	11,203	1,049,049
*Champions Oncology, Inc.	101	776
*Charles River Laboratories International, Inc.	2,198	530,839
Chemed Corp.	857	421,121

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*ChemoCentryx, Inc.	2,573	$47,498
*Chimerix, Inc.	16	70
*Chinook Therapeutics, Inc.	1,774	26,841
Cigna Corp.	11,467	2,829,826
*Codexis, Inc.	1,895	22,797
*Collegium Pharmaceutical, Inc.	1,240	19,964
*Community Health Systems, Inc.	12,945	99,288
*Computer Programs and Systems, Inc.	8	255
*Concert Pharmaceuticals, Inc.	8	25
CONMED Corp.	839	111,553
Cooper Cos, Inc. (The)	1,665	601,132
*Corcept Therapeutics, Inc.	3,181	68,423
*Cortexyme, Inc.	220	805
*CorVel Corp.	1,553	240,839
*Covetrus, Inc.	3,758	51,860
*Crinetics Pharmaceuticals, Inc.	655	13,310
*Cross Country Healthcare, Inc.	2,397	44,920
*Cutera, Inc.	1,170	63,543
CVS Health Corp.	76,435	7,347,697
*Cyclerion Therapeutics, Inc.	8	6
*Cymabay Therapeutics, Inc.	16	36
Danaher Corp.	22,195	5,573,830
*DaVita, Inc.	5,189	562,332
*Deciphera Pharmaceuticals, Inc.	283	2,864
*Denali Therapeutics, Inc.	3,705	88,179
DENTSPLY SIRONA, Inc.	29,405	1,175,906
*DexCom, Inc.	2,166	884,984
*Eagle Pharmaceuticals, Inc.	482	21,271
#*Editas Medicine, Inc.	10,479	138,742
*Edwards Lifesciences Corp.	17,485	1,849,563
*Elanco Animal Health, Inc.	51,874	1,312,931
Eli Lilly & Co.	37,907	11,073,772
*Embecta Corp.	1,315	40,015
*Emergent BioSolutions, Inc.	1,147	37,140
*Enanta Pharmaceuticals, Inc.	1,104	71,098
Encompass Health Corp.	5,561	382,764
*Endo International PLC	14,135	28,270
*Enochian Biosciences, Inc.	8	62
*Enovis Corp.	1,150	74,600
Ensign Group, Inc. (The)	2,596	208,537
*Envista Holdings Corp.	5,516	218,544
*Enzo Biochem, Inc.	200	510
*Evolent Health, Inc., Class A	16,094	442,907
*Exact Sciences Corp.	10,373	571,034
*Exelixis, Inc.	20,226	451,849
*Fate Therapeutics, Inc.	4,089	116,782
#*FibroGen, Inc.	3,222	29,965
#*Fluidigm Corp.	16	42
#*Forma Therapeutics Holdings, Inc.	632	4,778
*Fulcrum Therapeutics, Inc.	1,591	15,305
*Fulgent Genetics, Inc.	739	40,556
#*G1 Therapeutics, Inc.	1,950	10,023
#*Generation Bio Co.	962	6,089
Gilead Sciences, Inc.	72,874	4,324,343
*Glaukos Corp.	1,508	71,313
*Global Blood Therapeutics, Inc.	977	29,994

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*Globus Medical, Inc.	2,268	$150,187
*GlycoMimetics, Inc.	8	6
*Gritstone Oncology, Inc.	8	21
#*Guardant Health, Inc.	3,556	219,405
*Haemonetics Corp.	2,256	114,312
*Halozyme Therapeutics, Inc.	4,079	162,752
*Hanger, Inc.	2,680	44,059
*Harmony Biosciences Holdings, Inc.	1,639	73,821
*Harvard Bioscience, Inc.	8	42
HCA Healthcare, Inc.	13,494	2,895,138
#*Health Catalyst, Inc.	2,224	37,007
*HealthEquity, Inc.	2,883	179,669
*HealthStream, Inc.	376	7,182
*Henry Schein, Inc.	8,511	690,242
#*Heron Therapeutics, Inc.	1,374	6,210
#*Heska Corp.	479	52,613
*Hologic, Inc.	12,413	893,612
#*Homology Medicines, Inc.	16	27
*Hookipa Pharma, Inc.	98	147
*Horizon Therapeutics PLC	10,403	1,025,320
Humana, Inc.	3,489	1,551,070
*ICU Medical, Inc.	451	96,509
*Ideaya Biosciences, Inc.	197	1,889
*IDEXX Laboratories, Inc., Class B	3,817	1,643,142
#*IGM Biosciences, Inc.	156	2,611
*Illumina, Inc.	2,858	847,826
*ImmuCell Corp.	117	1,140
*ImmunoGen, Inc.	6,711	32,414
*Immunovant, Inc.	140	645
*Inari Medical, Inc.	223	17,996
*Incyte Corp.	6,899	517,149
*InfuSystem Holdings, Inc.	15	119
#*Innoviva, Inc.	13,862	236,486
*Inogen, Inc., Class A	1,131	28,592
#*Inovio Pharmaceuticals, Inc.	2,645	7,221
*Insmed, Inc.	3,276	71,974
*Inspire Medical Systems, Inc.	7	1,440
#*Instil Bio, Inc.	734	5,189
*Insulet Corp.	1,218	291,090
*Integer Holdings Corp.	884	66,450
*Integra LifeSciences Holdings Corp.	5,195	317,726
#*Intellia Therapeutics, Inc.	1,228	60,209
*IntriCon Corp.	100	2,401
*Intuitive Surgical, Inc.	12,452	2,979,764
#*Invacare Corp.	443	735
*Ionis Pharmaceuticals, Inc.	4,285	157,517
*Iovance Biotherapeutics, Inc.	5,942	90,021
*IQVIA Holdings, Inc.	7,210	1,571,708
iRadimed Corp.	55	1,810
*Ironwood Pharmaceuticals, Inc.	11,018	132,216
*IVERIC bio, Inc.	3,717	51,480
*Jazz Pharmaceuticals PLC	2,197	352,003
Johnson & Johnson	133,811	24,147,533
*Joint Corp. (The)	734	22,402
*Jounce Therapeutics, Inc.	16	85
*KalVista Pharmaceuticals, Inc.	8	102

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*Karuna Therapeutics, Inc.	88	$9,808
*Kezar Life Sciences, Inc.	1,656	19,673
#*Kodiak Sciences, Inc.	1,552	9,343
#*Krystal Biotech, Inc.	853	51,700
*Kura Oncology, Inc.	4,320	61,992
*Kymera Therapeutics, Inc.	1,271	39,846
*Laboratory Corp. of America Holdings	4,305	1,034,405
*Lantheus Holdings, Inc.	2,790	185,284
*Larimar Therapeutics, Inc.	180	668
LeMaitre Vascular, Inc.	930	40,185
*LHC Group, Inc.	1,697	281,447
*Ligand Pharmaceuticals, Inc.	1,541	143,097
*LivaNova PLC	1,550	118,823
*MacroGenics, Inc.	2,467	17,639
*Madrigal Pharmaceuticals, Inc.	553	38,710
*Magenta Therapeutics, Inc.	16	23
*Maravai LifeSciences Holdings, Inc., Class A	4,111	126,331
*Masimo Corp.	2,378	268,643
McKesson Corp.	7,180	2,223,000
*MediciNova, Inc.	8	21
*MEDNAX, Inc.	6,487	120,139
*Medpace Holdings, Inc.	1,169	156,143
Medtronic PLC	56,845	5,932,344
*MeiraGTx Holdings PLC	16	165
Merck & Co., Inc.	90,366	8,014,561
#*Meridian Bioscience, Inc.	1,650	42,223
*Merit Medical Systems, Inc.	1,661	102,999
*Mersana Therapeutics, Inc.	99	345
Mesa Laboratories, Inc.	214	45,717
*Mettler-Toledo International, Inc.	994	1,269,865
*Mirati Therapeutics, Inc.	1,788	110,481
*Moderna, Inc.	14,678	1,972,870
*ModivCare, Inc.	884	91,909
*Molina Healthcare, Inc.	2,586	810,582
*Morphic Holding, Inc.	1,423	43,131
#*Mustang Bio, Inc.	345	257
*Myriad Genetics, Inc.	4,858	99,589
*Natera, Inc.	1,216	42,706
National HealthCare Corp.	2,662	181,176
National Research Corp.	728	24,970
*Natus Medical, Inc.	971	32,305
*Nektar Therapeutics	35,231	145,504
*Neogen Corp.	3,440	90,816
*NeoGenomics, Inc.	2,685	25,373
*Neurocrine Biosciences, Inc.	3,614	325,368
*Nevro Corp.	536	33,066
*NextCure, Inc.	185	770
*NextGen Healthcare, Inc.	2,607	49,142
*NGM Biopharmaceuticals, Inc.	3,297	41,147
*Novocure, Ltd.	2,391	183,103
*Nurix Therapeutics, Inc.	5,701	63,110
*NuVasive, Inc.	1,362	70,061
*Omnicell, Inc.	3,066	334,715
#*OPKO Health, Inc.	18,517	49,996
#*OptimizeRx Corp.	117	3,289
*Option Care Health, Inc.	5,921	176,919

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*OraSure Technologies, Inc.	2,100	$12,894
*Organogenesis Holdings, Inc.	551	3,548
Organon & Co.	8,618	278,620
*Orgenesis, Inc.	8	24
*Orthofix Medical, Inc.	300	9,300
#*OrthoPediatrics Corp.	713	32,142
*Otonomy, Inc.	111	244
Owens & Minor, Inc.	8,082	286,830
*Pacira BioSciences, Inc.	1,368	102,012
Patterson Cos., Inc.	13,200	406,164
*PDS Biotechnology Corp.	8	44
*Pennant Group, Inc. (The)	744	12,194
#*Penumbra, Inc.	991	171,007
PerkinElmer, Inc.	3,960	580,576
Perrigo Co. PLC	5,333	182,922
*Personalis, Inc.	122	683
#*PetIQ, Inc.	1,237	24,616
Pfizer, Inc.	255,058	12,515,696
*Phathom Pharmaceuticals, Inc.	37	479
Phibro Animal Health Corp., Class A	29	522
#*Phreesia, Inc.	1,707	39,056
*Pieris Pharmaceuticals, Inc.	8	22
*Pliant Therapeutics, Inc.	370	2,168
#*Precigen, Inc.	1,021	1,358
*Precipio, Inc.	8	9
Premier, Inc., Class A	3,918	141,871
*Prestige Consumer Healthcare, Inc.	1,699	92,867
*Pro-Dex, Inc.	50	755
*Progyny, Inc.	1,419	54,561
*Protagonist Therapeutics, Inc.	1,540	13,999
*Prothena Corp. PLC	3,022	88,122
*Pulmonx Corp.	1,025	24,703
*Quanterix Corp.	2,068	45,889
Quest Diagnostics, Inc.	5,465	731,436
*Quidel Corp.	1,932	194,398
*R1 RCM, Inc.	7,816	176,016
*RadNet, Inc.	2,692	52,494
*RAPT Therapeutics, Inc.	231	3,495
*Regeneron Pharmaceuticals, Inc.	5,135	3,384,530
*REGENXBIO, Inc.	3,030	84,113
*Relay Therapeutics, Inc.	4,408	105,043
*Relmada Therapeutics, Inc.	848	21,293
*Repligen Corp.	2,419	380,364
#*Replimune Group, Inc.	2,346	39,342
ResMed, Inc.	11,360	2,271,659
#*REVOLUTION Medicines, Inc.	3,284	65,581
*Rhythm Pharmaceuticals, Inc.	2,595	16,245
*Rocket Pharmaceuticals, Inc.	2,981	30,645
*Rubius Therapeutics, Inc.	468	777
*RVL Pharmaceuticals PLC	8	11
*Sage Therapeutics, Inc.	1,385	43,655
*Sangamo Therapeutics, Inc.	4,851	20,132
*Sarepta Therapeutics, Inc.	1,244	89,966
#*Scholar Rock Holding Corp.	337	2,383
#*Schrodinger, Inc.	1,545	38,192
*scPharmaceuticals, Inc.	8	40

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*Seagen, Inc.	9,468	$1,240,403
*SeaSpine Holdings Corp.	15	140
Select Medical Holdings Corp.	3,087	69,797
*Shockwave Medical, Inc.	128	19,345
*SI-BONE, Inc.	894	17,862
#*Sierra Oncology, Inc.	100	5,451
*SIGA Technologies, Inc.	16	110
Simulations Plus, Inc.	551	25,710
*Sotera Health Co.	5,153	105,018
*Spectrum Pharmaceuticals, Inc.	40	32
*Spero Therapeutics, Inc.	113	549
*Springworks Therapeutics, Inc.	554	23,772
*STAAR Surgical Co.	450	25,690
*Stereotaxis, Inc.	773	1,932
STERIS PLC	3,897	873,123
#*Stoke Therapeutics, Inc.	630	9,097
Stryker Corp.	14,655	3,535,665
*Supernus Pharmaceuticals, Inc.	6,798	189,664
#*Surface Oncology, Inc.	8	17
*Surgery Partners, Inc.	2,721	139,206
#*Surmodics, Inc.	558	21,572
*Sutro Biopharma, Inc.	1,055	6,341
*Syndax Pharmaceuticals, Inc.	1,496	25,088
*Syneos Health, Inc.	5,390	393,955
*Synlogic, Inc.	8	14
*Tactile Systems Technology, Inc.	1,177	19,868
*Tandem Diabetes Care, Inc.	707	68,211
*Taro Pharmaceutical Industries, Ltd.	37	1,452
*TCR2 Therapeutics, Inc.	256	545
#*Teladoc Health, Inc.	10,743	362,684
Teleflex, Inc.	1,714	489,553
*Tenet Healthcare Corp.	4,979	361,027
Thermo Fisher Scientific, Inc.	12,658	6,998,861
*Tivity Health, Inc.	3,759	120,777
*TransMedics Group, Inc.	8	168
#*Travere Therapeutics, Inc.	4,426	111,225
*Tricida, Inc.	16	148
*Turning Point Therapeutics, Inc.	1,972	58,056
*Twist Bioscience Corp.	1,381	39,828
*Ultragenyx Pharmaceutical, Inc.	1,964	138,835
*United Therapeutics Corp.	1,750	310,730
UnitedHealth Group, Inc.	44,193	22,474,350
Universal Health Services, Inc., Class B	3,545	434,369
US Physical Therapy, Inc.	2,541	263,680
Utah Medical Products, Inc.	17	1,438
*Vanda Pharmaceuticals, Inc.	2,126	21,090
*Varex Imaging Corp.	2,797	55,520
*VBI Vaccines, Inc.	603	754
*Veeva Systems, Inc., Class A	4,284	779,474
*Venus Concept, Inc.	8	7
*Vericel Corp.	553	15,761
*Vertex Pharmaceuticals, Inc.	8,006	2,187,399
Viatris, Inc.	52,694	544,329
*ViewRay, Inc.	5,650	15,085
*Viking Therapeutics, Inc.	24	57
#*Vir Biotechnology, Inc.	3,191	64,937

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*Voyager Therapeutics, Inc.	8	$59
*Waters Corp.	2,268	687,249
*WaVe Life Sciences, Ltd.	94	183
West Pharmaceutical Services, Inc.	3,211	1,011,658
*Windtree Therapeutics, Inc.	8	6
#*X4 Pharmaceuticals, Inc.	129	166
*Xencor, Inc.	849	21,208
*Xenon Pharmaceuticals, Inc.	71	2,007
#*Y-mAbs Therapeutics, Inc.	742	6,233
*Zentalis Pharmaceuticals, Inc.	750	19,890
Zimmer Biomet Holdings, Inc.	8,055	972,641
*Zimvie, Inc.	805	18,112
Zoetis, Inc.	21,751	3,855,365

TOTAL HEALTH CARE		243,968,411

INDUSTRIALS (10.4%)
3M Co.	35,484	5,117,502
A. O. Smith Corp.	6,049	353,443
AAON, Inc.	1,695	82,614
*AAR Corp.	29,058	1,365,145
ABM Industries, Inc.	5,162	249,170
*Acacia Research Corp.	8	38
ACCO Brands Corp.	4,031	29,547
Acuity Brands, Inc.	2,128	367,037
#ADT, Inc.	20,628	141,302
Advanced Drainage Systems, Inc.	2,185	223,875
AECOM	9,555	674,201
*Aerojet Rocketdyne Holdings, Inc.	2,807	112,224
*AeroVironment, Inc.	693	55,662
AGCO Corp.	3,539	450,869
Air Lease Corp.	4,551	183,314
*Air Transport Services Group, Inc.	4,072	127,454
Alamo Group, Inc.	444	56,139
*Alaska Air Group, Inc.	7,057	383,830
Albany International Corp.	996	77,907
*Allegiant Travel Co.	2,107	326,985
Allegion PLC	12,302	1,405,380
Allied Motion Technologies, Inc.	60	1,460
Allison Transmission Holdings, Inc.	7,199	269,531
Altra Industrial Motion Corp.	2,196	85,644
AMERCO	986	527,983
*Ameresco, Inc., Class A	23	1,160
#*American Airlines Group, Inc.	35,819	672,323
*American Superconductor Corp.	8	43
*American Woodmark Corp.	3,523	165,053
AMETEK, Inc.	11,576	1,461,586
*API Group Corp.	6,609	122,663
Apogee Enterprises, Inc.	1,317	57,948
Applied Industrial Technologies, Inc.	1,370	143,425
ArcBest Corp.	842	60,759
Arcosa, Inc.	1,883	100,797
Argan, Inc.	8	294
*Armstrong Flooring, Inc.	263	431
Armstrong World Industries, Inc.	2,251	190,570
*ASGN, Inc.	1,693	192,071
Astec Industries, Inc.	25,989	1,016,170

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Astronics Corp.	8	$78
*Atkore, Inc.	1,965	188,836
*Atlas Air Worldwide Holdings, Inc., Class A	2,344	161,595
#*Avis Budget Group, Inc.	7,828	2,095,321
*Axon Enterprise, Inc.	1,815	203,643
*AZEK Co., Inc. (The)	5,023	106,689
AZZ, Inc.	1,380	62,983
Barnes Group, Inc.	1,287	43,217
Barrett Business Services, Inc.	39	2,807
*Beacon Roofing Supply, Inc.	2,650	158,019
BGSF, Inc.	114	1,392
*Blue Bird Corp.	1,232	19,749
*BlueLinx Holdings, Inc.	522	34,802
*Boeing Co. (The)	14,429	2,147,612
Boise Cascade Co.	5,638	426,120
Booz Allen Hamilton Holding Corp.	8,428	687,978
Brady Corp., Class A	2,189	97,958
*BrightView Holdings, Inc.	18,239	230,906
Brink’s Co. (The)	3,139	185,044
*Builders FirstSource, Inc.	15,278	940,666
BWX Technologies, Inc.	4,627	240,234
*CACI International, Inc., Class A	927	245,933
Canadian Pacific Railway, Ltd.	5,574	408,128
Carlisle Cos., Inc.	4,214	1,092,943
Carrier Global Corp.	51,559	1,973,163
*Casella Waste Systems, Inc.	1,480	121,715
Caterpillar, Inc.	32,661	6,876,447
*CBIZ, Inc.	4,492	188,170
*CECO Environmental Corp.	16	76
CH Robinson Worldwide, Inc.	7,968	845,803
*Chart Industries, Inc.	1,105	186,546
*Cimpress PLC	360	18,184
Cintas Corp.	6,878	2,732,354
*CIRCOR International, Inc.	8	157
*Civeo Corp.	69	1,794
*Clarivate PLC	23,029	361,095
*Clean Harbors, Inc.	3,326	348,997
Columbus McKinnon Corp.	1,508	53,459
Comfort Systems USA, Inc.	1,122	94,719
*Commercial Vehicle Group, Inc.	16	115
*Concrete Pumping Holdings, Inc.	16	89
*Construction Partners, Inc., Class A	1,833	47,310
*Copa Holdings SA, Class A	831	62,632
*Copart, Inc.	17,413	1,978,987
*Cornerstone Building Brands, Inc.	5,817	141,877
Costamare, Inc.	3,803	50,998
*CoStar Group, Inc.	14,766	939,413
Covenant Logistics Group, Inc.	8	164
CRA International, Inc.	40	3,295
Crane Co.	2,318	223,061
CSW Industrials, Inc.	699	73,751
CSX Corp.	88,757	3,047,915
Cummins, Inc.	8,074	1,527,520
Curtiss-Wright Corp.	2,660	380,141
*Daseke, Inc.	32	269
Deere & Co.	16,733	6,317,544

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Delta Air Lines, Inc.	31,278	$1,345,892
Deluxe Corp.	20,796	563,156
Donaldson Co., Inc.	6,616	324,449
Douglas Dynamics, Inc.	498	15,418
Dover Corp.	5,987	798,067
*Ducommun, Inc.	8	409
*Dun & Bradstreet Holdings, Inc.	10,319	162,937
*DXP Enterprises, Inc.	8	189
*Dycom Industries, Inc.	905	76,844
Eagle Bulk Shipping, Inc.	661	41,141
Eaton Corp PLC	17,402	2,523,638
EMCOR Group, Inc.	3,481	370,657
Emerson Electric Co.	19,371	1,746,877
Encore Wire Corp.	930	104,913
#*Energy Recovery, Inc.	1,889	34,984
Enerpac Tool Group Corp.	13,590	272,887
EnerSys	1,612	105,522
Eneti, Inc.	8	48
Ennis, Inc.	110	1,898
EnPro Industries, Inc.	612	57,045
Equifax, Inc.	6,065	1,234,349
*Esab Corp.	1,149	54,003
ESCO Technologies, Inc.	331	20,671
*Evoqua Water Technologies Corp.	4,253	177,308
Expeditors International of Washington, Inc.	8,043	796,820
Exponent, Inc.	1,160	111,140
Fastenal Co.	38,766	2,144,147
Federal Signal Corp.	2,023	68,843
FedEx Corp.	11,349	2,255,500
Flowserve Corp.	4,141	135,452
*Fluor Corp.	4,605	113,974
#*Forrester Research, Inc.	419	23,334
Fortive Corp.	15,203	874,172
Fortune Brands Home & Security, Inc.	9,069	646,166
Forward Air Corp.	983	95,322
*Franklin Covey Co.	88	3,526
Franklin Electric Co., Inc.	1,717	120,087
*FTI Consulting, Inc.	10,512	1,657,848
*Fuel Tech, Inc.	278	359
#*Fuelcell Energy, Inc.	12,683	51,747
*Gates Industrial Corp. PLC	3,325	42,394
GATX Corp.	4,338	448,506
Genco Shipping & Trading, Ltd.	2,562	56,441
*Gencor Industries, Inc.	8	80
*Generac Holdings, Inc.	2,380	522,124
General Dynamics Corp.	9,172	2,169,453
General Electric Co.	33,754	2,516,361
*Gibraltar Industries, Inc.	2,141	81,015
Global Industrial Co.	1,979	61,072
*GMS, Inc.	1,964	94,174
Gorman-Rupp Co. (The)	517	16,472
Graco, Inc.	22,857	1,417,591
GrafTech International, Ltd.	8,307	75,428
Graham Corp.	121	882
Granite Construction, Inc.	3,357	99,535
*Great Lakes Dredge & Dock Corp.	7,115	98,258

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
Greenbrier Cos., Inc. (The)	2,077	$88,709
Griffon Corp.	19,902	372,366
*GXO Logistics, Inc.	3,633	215,037
H&E Equipment Services, Inc.	5,469	194,040
*Harsco Corp.	4,370	44,661
*Hawaiian Holdings, Inc.	2,648	44,910
Healthcare Services Group, Inc.	4,009	68,514
Heartland Express, Inc.	6,317	87,175
HEICO Corp.	1,157	163,403
HEICO Corp., Class A	2,427	283,085
Heidrick & Struggles International, Inc.	847	27,070
Helios Technologies, Inc.	1,192	80,079
Herc Holdings, Inc.	3,156	403,400
*Heritage-Crystal Clean, Inc.	8	218
Hexcel Corp.	2,562	139,270
Hillenbrand, Inc.	2,674	109,153
HireQuest, Inc.	7	116
HNI Corp.	2,758	98,295
Honeywell International, Inc.	33,687	6,518,771
Howmet Aerospace, Inc.	37,549	1,281,172
*Hub Group, Inc., Class A	27,873	1,871,951
Hubbell, Inc.	2,892	564,981
Huntington Ingalls Industries, Inc.	2,056	437,393
*Huron Consulting Group, Inc., Class A	1,523	78,861
Hyster-Yale Materials Handling, Inc.	8	246
*IAA, Inc.	5,908	216,528
ICF International, Inc.	1,028	101,577
IDEX Corp.	2,654	503,782
*IES Holdings, Inc., Class A	614	17,990
Illinois Tool Works, Inc.	16,790	3,309,477
*Infrastructure and Energy Alternatives, Inc.	604	5,647
Ingersoll Rand, Inc.	17,195	755,892
*Innovative Solutions and Support, Inc.	172	1,287
Insperity, Inc.	1,497	158,757
Insteel Industries, Inc.	934	39,620
Interface, Inc.	464	5,888
ITT, Inc.	5,696	399,973
Jacobs Engineering Group, Inc.	5,046	699,123
JB Hunt Transport Services, Inc.	5,326	909,947
*JELD-WEN Holding, Inc.	8,515	177,027
*JetBlue Airways Corp.	10,884	119,833
John Bean Technologies Corp., Class A	1,226	144,533
Johnson Controls International PLC	21,940	1,313,548
Kadant, Inc.	4,392	812,520
Kaman Corp.	2,054	80,127
*KAR Auction Services, Inc.	3,313	48,569
KBR, Inc.	8,940	440,116
Kelly Services, Inc., Class A	1,446	27,893
Kennametal, Inc.	18,309	471,091
Kforce, Inc.	1,503	105,285
Kimball International, Inc., Class B	16	123
*Kirby Corp.	1,897	123,684
Knight-Swift Transportation Holdings, Inc.	8,394	401,989
Korn Ferry	2,025	124,416
*Kratos Defense & Security Solutions, Inc.	3,925	59,542
L3Harris Technologies, Inc.	11,713	2,720,461

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
Landstar System, Inc.	1,373	$212,678
*Lawson Products, Inc.	37	1,406
Leidos Holdings, Inc.	17,183	1,778,612
Lennox International, Inc.	1,623	346,007
Lincoln Electric Holdings, Inc.	2,766	372,663
Lindsay Corp.	2,042	275,976
Lockheed Martin Corp.	11,948	5,162,970
LSI Industries, Inc.	137	985
*Lyft, Inc., Class A	15,557	507,158
*Manitex International, Inc.	8	62
*Manitowoc Co., Inc. (The)	228	3,019
ManpowerGroup, Inc.	2,668	240,654
ManTech International Corp., Class A	316	25,387
Marten Transport, Ltd.	3,698	64,271
Masco Corp.	10,383	547,080
*Masonite International Corp.	877	67,985
*MasTec, Inc.	4,970	357,890
*Matrix Service Co.	8	54
Matson, Inc.	1,844	158,621
Matthews International Corp., Class A	743	22,149
Maxar Technologies, Inc.	3,153	101,558
*Mayville Engineering Co., Inc.	98	811
McGrath RentCorp.	1,288	107,496
*Mercury Systems, Inc.	2,462	137,355
*Meritor, Inc.	7,299	262,107
*Mesa Air Group, Inc.	16	54
*Middleby Corp. (The)	1,943	299,008
Miller Industries, Inc.	8	214
MillerKnoll, Inc.	1,695	53,782
*Mistras Group, Inc.	8	46
#*Montrose Environmental Group, Inc.	1,717	77,900
Moog, Inc., Class A	685	54,711
*MRC Global, Inc.	2,963	35,526
MSA Safety, Inc.	2,640	318,622
MSC Industrial Direct Co., Inc.	1,663	137,796
Mueller Industries, Inc.	2,085	112,903
Mueller Water Products, Inc., Class A	7,071	85,064
*MYR Group, Inc.	586	46,347
National Presto Industries, Inc.	29	2,063
Nielsen Holdings PLC	16,534	443,277
NL Industries, Inc.	8	55
*NN, Inc.	8	24
Nordson Corp.	2,614	563,814
Norfolk Southern Corp.	14,251	3,675,048
Northrop Grumman Corp.	5,222	2,294,547
*Northwest Pipe Co.	51	1,362
*NOW, Inc.	7,708	84,017
*NV5 Global, Inc.	4,344	520,411
nVent Electric PLC	9,831	332,091
Old Dominion Freight Line, Inc.	10,486	2,937,338
Omega Flex, Inc.	350	38,850
*Orbital Energy Group, Inc.	56	67
*Orion Energy Systems, Inc.	16	43
*Orion Group Holdings, Inc.	8	21
Oshkosh Corp.	2,113	195,326
Otis Worldwide Corp.	19,258	1,402,753

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
Owens Corning	6,326	$575,223
PACCAR, Inc.	29,486	2,448,812
*PAM Transportation Services, Inc.	226	6,868
Pangaea Logistics Solutions, Ltd.	8	38
Park Aerospace Corp.	8	94
Parker-Hannifin Corp.	12,140	3,287,755
Park-Ohio Holdings Corp.	8	77
*Parsons Corp.	2,177	80,397
Pentair PLC	8,929	453,147
*Perma-Fix Environmental Services, Inc.	8	46
*PGT Innovations, Inc.	3,630	64,505
Pitney Bowes, Inc.	19,544	102,997
#*Plug Power, Inc.	22,275	468,221
Powell Industries, Inc.	8	154
Preformed Line Products Co.	20	1,190
Primoris Services Corp.	3,087	71,557
*Proto Labs, Inc.	1,939	82,621
*Quad/Graphics, Inc.	16	108
Quanex Building Products Corp.	1,504	28,907
Quanta Services, Inc.	5,038	584,307
*Quest Resource Holding Corp.	8	44
*Radiant Logistics, Inc.	16	92
Raytheon Technologies Corp.	76,239	7,235,843
*RBC Bearings, Inc.	411	69,192
Regal Rexnord Corp.	4,991	635,055
Republic Services, Inc.	27,286	3,663,691
*Resideo Technologies, Inc.	3,554	79,929
Resources Connection, Inc.	8	138
REV Group, Inc.	2,530	30,158
Robert Half International, Inc.	14,991	1,473,765
Rockwell Automation, Inc.	7,638	1,929,893
Rollins, Inc.	11,843	397,214
Roper Technologies, Inc.	3,436	1,614,645
Rush Enterprises, Inc., Class A	413	21,013
Rush Enterprises, Inc., Class B	58	2,810
Ryder System, Inc.	2,842	198,656
*Saia, Inc.	882	181,657
Schneider National, Inc., Class B	1,162	27,458
Science Applications International Corp.	2,735	227,634
*Sensata Technologies Holding PLC	5,731	260,245
Shyft Group, Inc. (The)	1,506	38,358
*Sifco Industries, Inc.	150	612
Simpson Manufacturing Co., Inc.	1,700	176,239
*SiteOne Landscape Supply, Inc.	1,946	274,444
*SkyWest, Inc.	4,383	127,764
Snap-on, Inc.	3,265	693,780
*Southwest Airlines Co.	28,846	1,347,685
*SP Plus Corp.	8	228
*Spirit Airlines, Inc.	2,093	49,416
*SPX Corp.	1,054	44,163
Standex International Corp.	433	40,719
Stanley Black & Decker, Inc.	8,216	987,152
Steelcase, Inc., Class A	7,567	88,761
*Stericycle, Inc.	5,729	287,539
*Sterling Construction Co., Inc.	212	4,853
*Sunrun, Inc.	7,377	147,392

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Team, Inc.	8	$12
#Tecnoglass, Inc.	1,295	28,917
Tennant Co.	1,079	69,682
Terex Corp.	3,343	113,662
Tetra Tech, Inc.	2,333	324,940
Textainer Group Holdings, Ltd.	4,042	135,569
Textron, Inc.	8,916	617,433
*Thermon Group Holdings, Inc.	16	240
Timken Co. (The)	5,830	336,041
*Titan International, Inc.	1,994	27,637
*Titan Machinery, Inc.	1,339	31,574
Toro Co. (The)	5,752	460,908
*TPI Composites, Inc.	1,553	17,766
Trane Technologies PLC	12,875	1,801,084
*Transcat, Inc.	172	12,556
*TransDigm Group, Inc.	1,990	1,183,672
TransUnion	7,345	642,834
*Trex Co., Inc.	5,661	329,414
*TriNet Group, Inc.	3,131	277,720
Trinity Industries, Inc.	3,291	91,292
Triton International, Ltd.	5,347	326,648
*TrueBlue, Inc.	1,218	31,144
*Tutor Perini Corp.	68	630
*Twin Disc, Inc.	8	112
*Uber Technologies, Inc.	28,146	886,036
UFP Industries, Inc.	2,612	202,090
*Ultralife Corp.	8	40
UniFirst Corp.	215	37,045
Union Pacific Corp.	38,465	9,011,965
*United Airlines Holdings, Inc.	16,920	854,460
United Parcel Service, Inc., Class B	39,980	7,195,600
*United Rentals, Inc.	4,337	1,372,747
*Univar Solutions, Inc.	6,481	188,727
Universal Logistics Holdings, Inc.	43	872
*Upwork, Inc.	577	12,100
*»US Ecology, Inc.	261	12,525
*US Xpress Enterprises, Inc., Class A	16	53
Valmont Industries, Inc.	686	170,684
*Vectrus, Inc.	8	289
Verisk Analytics, Inc.	7,661	1,563,227
*Veritiv Corp.	620	87,135
*Viad Corp.	8	262
*Vicor Corp.	846	51,200
#*Virgin Galactic Holdings, Inc.	4,877	36,529
VSE Corp.	44	1,906
Wabash National Corp.	3,355	48,010
Waste Management, Inc.	17,617	2,896,939
Watsco, Inc.	1,046	279,052
Watts Water Technologies, Inc., Class A	930	118,538
*Welbilt, Inc.	1,468	34,674
Werner Enterprises, Inc.	3,703	146,750
*WESCO International, Inc.	1,810	223,101
Westinghouse Air Brake Technologies Corp.	7,471	671,718
*Willdan Group, Inc.	43	1,156
*WillScot Mobile Mini Holdings Corp.	8,851	310,670
#Woodward, Inc.	4,993	551,627

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
WW Grainger, Inc.	2,769	$1,384,583
*XPO Logistics, Inc.	4,760	256,040
Xylem, Inc.	9,246	744,303
*Yellow Corp.	319	1,429
Zurn Water Solutions Corp.	6,654	207,738

TOTAL INDUSTRIALS		201,041,210

INFORMATION TECHNOLOGY (25.4%)
*3D Systems Corp.	1,643	18,632
A10 Networks, Inc.	2,473	35,314
Accenture PLC, Class A	25,298	7,598,507
*ACI Worldwide, Inc.	4,496	124,179
*ACM Research, Inc., Class A	2,103	31,776
*ADDvantage Technologies Group, Inc.	8	9
*Adobe, Inc.	15,956	6,317,778
ADTRAN, Inc.	1,639	28,502
Advanced Energy Industries, Inc.	1,309	100,165
*Advanced Micro Devices, Inc.	39,792	3,403,012
*Agilysys, Inc.	32	1,178
*Akamai Technologies, Inc.	6,165	692,206
*Alarm.com Holdings, Inc.	1,072	65,478
*Alithya Group, Inc., Class A	841	1,917
Alliance Data Systems Corp.	2,520	138,096
*Alpha & Omega Semiconductor, Ltd.	1,459	62,591
*Altair Engineering, Inc., Class A	991	53,831
*Ambarella, Inc.	839	68,865
Amdocs, Ltd.	7,053	562,054
American Software, Inc., Class A	8	137
Amkor Technology, Inc.	37,224	700,183
Amphenol Corp., Class A	24,383	1,743,384
*Amtech Systems, Inc.	8	73
Analog Devices, Inc.	20,029	3,092,077
*ANSYS, Inc.	6,088	1,678,401
*Appfolio, Inc., Class A	534	55,461
Apple, Inc.	752,640	118,653,696
Applied Materials, Inc.	50,514	5,574,220
*Applied Optoelectronics, Inc.	8	21
*Arista Networks, Inc.	22,741	2,628,177
*Arlo Technologies, Inc.	24	186
*Arrow Electronics, Inc.	3,247	382,691
*Aspen Technology, Inc.	959	152,040
*Asure Software, Inc.	8	48
*Atlassian Corp. PLC, Class A	5,522	1,241,511
*Autodesk, Inc.	9,802	1,855,323
Automatic Data Processing, Inc.	23,707	5,172,393
*Avalara, Inc.	2,084	158,530
*Avaya Holdings Corp.	41,859	387,196
*Aviat Networks, Inc.	58	1,734
*Avid Technology, Inc.	4,367	138,478
Avnet, Inc.	6,666	291,038
*Aware, Inc.	16	45
*Axcelis Technologies, Inc.	2,129	115,924
*AXT, Inc.	16	94
Azenta, Inc.	3,162	237,023
Badger Meter, Inc.	814	65,682
Bel Fuse, Inc., Class B	129	2,104

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
Belden, Inc.	1,295	$66,861
Benchmark Electronics, Inc.	1,183	28,108
*Bill.com Holdings, Inc.	2,904	495,742
BK Technologies Corp.	8	18
*Black Knight, Inc.	19,733	1,298,234
*Blackbaud, Inc.	1,970	114,280
*Blackline, Inc.	1,220	81,801
*Block, Inc., Class A	4,517	449,622
*BM Technologies, Inc.	2	15
*Box, Inc., Class A	4,583	140,331
*Brightcove, Inc.	15	106
Broadcom, Inc.	23,625	13,097,464
Broadridge Financial Solutions, Inc.	5,379	775,275
*Cadence Design Systems, Inc.	10,102	1,523,887
*CalAmp Corp.	16	87
*Calix, Inc.	4,875	194,561
*Cambium Networks Corp.	524	8,001
#*Casa Systems, Inc.	154	755
Cass Information Systems, Inc.	8	310
CDK Global, Inc.	6,132	333,642
CDW Corp.	13,331	2,175,353
*Cerence, Inc.	1,820	53,690
*Ceridian HCM Holding, Inc.	6,485	364,003
*CEVA, Inc.	776	28,200
*ChannelAdvisor Corp.	726	10,534
*Ciena Corp.	11,321	624,580
*Cirrus Logic, Inc.	3,904	295,923
Cisco Systems, Inc.	204,643	10,023,414
Citrix Systems, Inc.	12,658	1,267,066
#*Clearfield, Inc.	209	12,170
*Cloudflare, Inc., Class A	6,461	556,551
CMC Materials, Inc.	549	98,222
Cognex Corp.	21,260	1,437,814
Cognizant Technology Solutions Corp., Class A	27,524	2,226,692
*Cognyte Software, Ltd.	24	163
*Coherent, Inc.	8	2,143
*Cohu, Inc.	4,228	112,296
*CommScope Holding Co., Inc.	8,055	48,572
*CommVault Systems, Inc.	861	52,521
Comtech Telecommunications Corp.	8	109
Concentrix Corp.	1,188	187,086
*Conduent, Inc.	7,153	40,271
*Consensus Cloud Solutions, Inc.	485	25,569
Corning, Inc.	78,144	2,749,887
*Coupa Software, Inc.	1,650	142,395
*Cps Technologies Corp.	2	7
*Crowdstrike Holdings, Inc., Class A	3,760	747,338
CSG Systems International, Inc.	3,331	204,757
CTS Corp.	828	29,286
*Daktronics, Inc.	16	54
*Datadog, Inc., Class A	4,902	592,064
*Datto Holding Corp.	814	28,246
Dell Technologies, Inc.	9,195	432,257
*Diebold Nixdorf, Inc.	452	1,853
*Digi International, Inc.	1,693	32,032
*Diodes, Inc.	2,239	163,514

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*DocuSign, Inc.	4,170	$337,770
Dolby Laboratories, Inc., Class A	2,348	181,900
*DoubleVerify Holdings, Inc.	3,922	85,303
*Dropbox, Inc., Class A	12,367	268,982
*Duck Creek Technologies, Inc.	4,026	64,134
*DXC Technology Co.	10,770	309,099
*Dynatrace, Inc.	16,527	633,976
*DZS, Inc.	8	97
Ebix, Inc.	1,394	41,541
*eGain Corp.	16	166
*Elastic NV	1,471	112,002
*EMCORE Corp.	8	28
*Enphase Energy, Inc.	5,906	953,228
Entegris, Inc.	5,142	572,767
*Envestnet, Inc.	1,584	126,150
*EPAM Systems, Inc.	2,203	583,773
*ePlus, Inc.	1,170	66,082
*Euronet Worldwide, Inc.	4,140	503,631
*Everbridge, Inc.	524	22,584
EVERTEC, Inc.	5,043	198,694
*Evo Payments, Inc., Class A	2,855	64,323
*ExlService Holdings, Inc.	1,077	146,634
*Extreme Networks, Inc.	12,243	117,533
*F5, Inc.	4,775	799,383
*Fabrinet	1,246	122,345
*Fair Isaac Corp.	1,169	436,633
*FARO Technologies, Inc.	4,272	146,487
Fidelity National Information Services, Inc.	17,786	1,763,482
*First Solar, Inc.	3,857	281,677
*Fiserv, Inc.	12,868	1,260,035
*Five9, Inc.	739	81,364
*FleetCor Technologies, Inc.	3,975	991,842
*Flex, Ltd.	19,426	320,335
*FormFactor, Inc.	2,377	90,587
*Fortinet, Inc.	6,533	1,888,102
*Gartner, Inc.	4,076	1,184,282
*Genasys, Inc.	335	1,052
Genpact, Ltd.	7,793	313,824
Global Payments, Inc.	17,717	2,426,875
*Globant SA	1,712	369,775
*GoDaddy, Inc., Class A	11,437	924,224
*Grid Dynamics Holdings, Inc.	2,079	28,940
*GSI Technology, Inc.	8	29
*GTY Technology Holdings, Inc.	24	146
*Guidewire Software, Inc.	2,707	235,347
Hackett Group, Inc. (The)	8	188
*Harmonic, Inc.	3,592	29,814
Hewlett Packard Enterprise Co.	57,390	884,380
HP, Inc., Class A	105,995	3,882,597
*HubSpot, Inc.	997	378,292
#*I3 Verticals, Inc., Class A	8	220
*Ichor Holdings, Ltd.	1,123	32,691
*Identiv, Inc.	8	97
#*II-VI, Inc.	3,651	223,478
*Immersion Corp.	8	37
#*Infinera Corp.	13,254	101,923

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
Information Services Group, Inc.	8	$50
*Insight Enterprises, Inc.	4,546	451,736
Intel Corp.	250,220	10,907,090
*Intellicheck, Inc.	8	17
InterDigital, Inc.	1,002	56,964
International Business Machines Corp.	46,038	6,086,684
*International Money Express, Inc.	1,433	28,474
*Intevac, Inc.	8	41
Intuit, Inc.	11,800	4,941,250
*IPG Photonics Corp.	1,876	177,244
*Iteris, Inc.	16	41
*Itron, Inc.	1,298	62,018
Jabil, Inc.	10,780	622,329
Jack Henry & Associates, Inc.	4,577	867,708
#*Jamf Holding Corp.	3,044	93,755
Juniper Networks, Inc.	25,611	807,259
*Key Tronic Corp.	161	865
*Keysight Technologies, Inc.	16,145	2,264,659
*Kimball Electronics, Inc., Class B	139	2,480
KLA Corp.	5,555	1,773,489
*Knowles Corp.	1,829	33,873
#*Kopin Corp.	86	138
#Kulicke & Soffa Industries, Inc.	8,110	376,385
*KVH Industries, Inc.	8	64
*Kyndryl Holdings, Inc.	6,960	82,750
Lam Research Corp.	5,284	2,461,076
*Lantronix, Inc.	294	1,546
*Lattice Semiconductor Corp.	2,627	126,201
*Limelight Networks, Inc.	2,876	10,267
Littelfuse, Inc.	1,015	232,689
*LiveRamp Holdings, Inc.	2,138	66,962
#*Lumentum Holdings, Inc.	2,668	216,668
*Luna Innovations, Inc.	8	44
*MACOM Technology Solutions Holdings, Inc.	2,287	116,523
*MagnaChip Semiconductor Corp.	16	293
*Mandiant, Inc.	6,837	150,277
*Manhattan Associates, Inc.	1,965	256,531
Marvell Technology, Inc.	18,580	1,079,126
Mastercard, Inc., Class A	45,038	16,365,908
Maximus, Inc.	5,688	414,541
*MaxLinear, Inc.	2,322	111,154
Methode Electronics, Inc.	2,366	105,547
Microchip Technology, Inc.	33,839	2,206,303
Micron Technology, Inc.	56,154	3,829,141
Microsoft Corp.	325,363	90,294,740
*Mitek Systems, Inc.	1,846	20,620
MKS Instruments, Inc.	1,974	224,996
#*Model N, Inc.	792	20,465
*Momentive Global, Inc.	4,257	67,346
*MoneyGram International, Inc.	3,355	33,986
*MongoDB, Inc.	2,009	713,054
Monolithic Power Systems, Inc.	1,006	394,593
Motorola Solutions, Inc.	11,176	2,388,199
*N-Able, Inc.	2,544	25,440
*Napco Security Technologies, Inc.	1,176	20,580
National Instruments Corp.	37,767	1,364,899

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*NCR Corp.	15,683	$549,375
*NeoPhotonics Corp.	24	363
NetApp, Inc.	8,716	638,447
*NETGEAR, Inc.	1,026	22,264
*NetScout Systems, Inc.	10,555	325,094
*NetSol Technologies, Inc.	16	60
Network-1 Technologies, Inc.	16	39
*New Relic, Inc.	189	11,958
*nLight, Inc.	1,411	18,555
NortonLifeLock, Inc.	19,361	484,799
*Novanta, Inc.	1,126	144,916
NVIDIA Corp.	100,045	18,555,346
NXP Semiconductors NV	7,380	1,261,242
*Okta, Inc.	4,831	576,387
*ON Semiconductor Corp.	16,483	858,929
*One Stop Systems, Inc.	16	75
*OneSpan, Inc.	280	3,956
*Onto Innovation, Inc.	1,523	108,346
Oracle Corp.	82,393	6,047,646
*OSI Systems, Inc.	1,373	108,604
*Pagerduty, Inc.	42	1,200
*Palantir Technologies, Inc., Class A	55,229	574,382
*Palo Alto Networks, Inc.	1,708	958,666
*Park City Group, Inc.	8	39
*Paya Holdings, Inc.	7,465	37,997
Paychex, Inc.	14,511	1,838,979
*Paycom Software, Inc.	1,746	491,447
*Paylocity Holding Corp.	1,587	300,943
*PayPal Holdings, Inc.	35,221	3,096,982
*Paysign, Inc.	29	54
PC Connection, Inc.	535	26,477
PCTEL, Inc.	8	34
*PDF Solutions, Inc.	721	16,763
Pegasystems, Inc.	522	39,980
*Perficient, Inc.	3,098	307,972
*Ping Identity Holding Corp.	3,502	91,507
*Pixelworks, Inc.	24	51
*Plantronics, Inc.	1,903	75,854
*Plexus Corp.	1,371	111,243
Power Integrations, Inc.	8,584	686,720
Progress Software Corp.	3,176	152,384
*PTC, Inc.	6,266	715,640
*Pure Storage, Inc., Class A	6,306	184,766
*Q2 Holdings, Inc.	5,779	298,948
*Qorvo, Inc.	5,806	660,607
QUALCOMM, Inc.	56,333	7,869,157
*Qualys, Inc.	1,156	157,540
*QuickLogic Corp.	16	81
*Rambus, Inc.	16,653	414,826
*Ribbon Communications, Inc.	2,631	9,077
Richardson Electronics, Ltd.	8	96
*Rimini Street, Inc.	8	46
*RingCentral, Inc., Class A	2,265	192,185
*Rogers Corp.	15	4,061
#*Sailpoint Technologies Holdings, Inc.	1,531	97,724
*salesforce.com, Inc.	37,308	6,563,969

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*Sanmina Corp.	2,374	$97,073
*Sapiens International Corp. NV	5,681	132,026
*ScanSource, Inc.	1,569	53,723
Seagate Technology Holdings PLC	9,601	787,666
*SecureWorks Corp., Class A	8	88
*Semtech Corp.	7,240	431,504
*ServiceNow, Inc.	4,636	2,216,472
*ShotSpotter, Inc.	702	19,270
*Silicon Laboratories, Inc.	2,139	288,572
Skyworks Solutions, Inc.	6,672	755,938
#*SMART Global Holdings, Inc.	4,188	94,900
*Smith Micro Software, Inc.	24	74
*Snowflake, Inc., Class A	1,788	306,535
*SolarEdge Technologies, Inc.	1,665	416,933
SolarWinds Corp.	2,774	34,314
*Splunk, Inc.	3,440	419,749
*SPS Commerce, Inc.	858	102,643
SS&C Technologies Holdings, Inc.	8,792	568,491
*StarTek, Inc.	16	60
*Stratasys, Ltd.	10,825	209,897
#*SunPower Corp.	3,375	55,721
*Super Micro Computer, Inc.	1,437	60,498
Switch, Inc., Class A	1,345	40,162
*Synaptics, Inc.	5,015	744,427
*Synchronoss Technologies, Inc.	8	10
*Synopsys, Inc.	6,355	1,822,550
TD SYNNEX Corp.	3,545	354,819
TE Connectivity, Ltd.	13,073	1,631,249
*Teledyne Technologies, Inc.	1,853	799,662
*Teradata Corp.	22,535	931,822
Teradyne, Inc.	8,278	872,998
*Tessco Technologies, Inc.	189	1,131
Texas Instruments, Inc.	48,777	8,304,284
*Trade Desk, Inc. (The), Class A	12,697	748,107
*TransAct Technologies, Inc.	102	673
*Trimble, Inc.	9,187	612,773
TTEC Holdings, Inc.	1,739	128,356
*TTM Technologies, Inc.	13,327	185,912
#*Tucows, Inc., Class A	1,135	65,399
#*Turtle Beach Corp.	169	2,812
*Twilio, Inc., Class A	9,528	1,065,421
*Tyler Technologies, Inc.	1,121	442,470
#Ubiquiti, Inc.	105	29,636
*Ultra Clean Holdings, Inc.	2,099	65,426
*Unisys Corp.	9,394	133,489
#*Unity Software, Inc.	558	37,057
Universal Display Corp.	1,324	169,114
*Upland Software, Inc.	511	7,624
*Varonis Systems, Inc.	2,813	121,522
*Veeco Instruments, Inc.	1,516	34,747
*Verint Systems, Inc.	1,938	105,737
*VeriSign, Inc.	4,273	763,542
*Verra Mobility Corp.	2,813	39,466
*Vertex, Inc., Class A	11	157
*Viasat, Inc.	2,331	85,804
*Viavi Solutions, Inc.	7,321	104,983

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
Visa, Inc., Class A	81,051	$17,274,400
Vishay Intertechnology, Inc.	7,494	139,613
*Vishay Precision Group, Inc.	8	250
VMware, Inc., Class A	5,854	632,466
*Vonage Holdings Corp.	1,207	24,092
Vontier Corp.	7,805	199,964
*Western Digital Corp.	13,208	700,949
Western Union Co. (The)	14,804	248,115
*WEX, Inc.	1,890	314,194
#*Wolfspeed, Inc.	9,299	852,811
*Workday, Inc., Class A	2,400	496,080
Xerox Holdings Corp.	6,111	106,331
*Yext, Inc.	4,956	28,695
*Zebra Technologies Corp.	2,009	742,647
*Zendesk, Inc.	2,003	244,446
*Zoom Video Communications, Inc., Class A	2,966	295,325
*Zscaler, Inc.	2,967	601,530

TOTAL INFORMATION TECHNOLOGY		490,657,844

MATERIALS (3.8%)
*Advanced Emissions Solutions, Inc.	8	48
AdvanSix, Inc.	2,136	95,137
*AgroFresh Solutions, Inc.	8	15
Air Products and Chemicals, Inc.	5,621	1,315,707
Albemarle Corp.	4,523	872,170
Alcoa Corp.	9,380	635,964
*Allegheny Technologies, Inc.	6,177	167,891
*Alpha Metallurgical Resources, Inc.	994	153,812
Amcor PLC	63,014	747,346
American Vanguard Corp.	1,429	30,581
*Ampco-Pittsburgh Corp.	80	449
AptarGroup, Inc.	2,612	299,936
*Arconic Corp.	3,107	78,172
*Ardagh Metal Packaging SA	532	3,793
Ashland Global Holdings, Inc.	8,352	876,709
Avery Dennison Corp.	3,764	679,778
Avient Corp.	3,325	163,723
*Axalta Coating Systems, Ltd.	12,865	326,385
Balchem Corp.	1,152	141,926
Ball Corp.	18,518	1,502,921
*Berry Global Group, Inc.	7,551	425,499
Cabot Corp.	4,092	269,458
Caledonia Mining Corp. PLC	670	9,387
Carpenter Technology Corp.	2,485	94,877
Celanese Corp.	4,362	640,952
*Century Aluminum Co.	3,743	63,144
CF Industries Holdings, Inc.	14,805	1,433,568
Chase Corp.	356	30,032
Chemours Co. (The)	12,675	419,162
*Clearwater Paper Corp.	8	265
*Cleveland-Cliffs, Inc.	36,935	941,473
*Coeur Mining, Inc.	16,527	59,993
Commercial Metals Co.	8,837	362,317
Compass Minerals International, Inc.	2,508	148,298
Corteva, Inc.	57,475	3,315,733
Crown Holdings, Inc.	6,383	702,385

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MATERIALS (Continued)
Dow, Inc.	44,252	$2,942,758
DuPont de Nemours, Inc.	37,335	2,461,497
Eagle Materials, Inc.	3,531	435,443
Eastman Chemical Co.	5,270	541,071
Ecolab, Inc.	8,804	1,490,869
Ecovyst, Inc.	9,124	91,787
Element Solutions, Inc.	69,075	1,424,327
*Ferroglobe PLC	9,312	60,062
*Flotek Industries, Inc.	16	21
FMC Corp.	8,568	1,135,603
Fortitude Gold Corp.	4	27
Freeport-McMoRan, Inc.	65,674	2,663,081
FutureFuel Corp.	8	76
*GCP Applied Technologies, Inc.	8,589	269,437
Glatfelter Corp.	665	7,315
Gold Resource Corp.	16	29
Graphic Packaging Holding Co.	13,665	297,897
Greif, Inc., Class A	1,840	111,651
Greif, Inc., Class B	8	467
Hawkins, Inc.	916	34,149
Haynes International, Inc.	8	313
HB Fuller Co.	1,837	122,528
Hecla Mining Co.	16,519	86,064
Huntsman Corp.	10,203	345,576
*Ingevity Corp.	5,171	309,743
Innospec, Inc.	678	64,620
International Flavors & Fragrances, Inc.	14,925	1,810,403
International Paper Co.	16,118	745,941
*Intrepid Potash, Inc.	673	51,538
Koppers Holdings, Inc.	233	5,653
Kronos Worldwide, Inc.	1,833	27,898
Linde PLC	24,129	7,527,283
#*Livent Corp.	7,771	165,989
Louisiana-Pacific Corp.	4,562	294,340
*LSB Industries, Inc.	2,767	59,241
LyondellBasell Industries NV, Class A	32,867	3,484,888
Martin Marietta Materials, Inc.	2,557	905,741
Materion Corp.	1,190	101,329
Mercer International, Inc.	2,895	46,349
Minerals Technologies, Inc.	1,389	88,354
Mosaic Co. (The)	26,351	1,644,829
*MP Materials Corp.	3,721	141,547
Myers Industries, Inc.	1,533	33,619
Neenah, Inc.	654	23,152
NewMarket Corp.	596	193,468
Newmont Corp.	27,902	2,032,661
Nexa Resources SA	200	1,872
Nucor Corp.	21,476	3,324,055
*O-I Glass, Inc.	8,148	109,835
Olin Corp.	8,964	514,534
Olympic Steel, Inc.	137	4,703
Orion Engineered Carbons SA	4,118	62,182
Packaging Corp. of America	6,606	1,064,689
PPG Industries, Inc.	18,570	2,376,774
Quaker Chemical Corp.	731	118,941
Ramaco Resources, Inc.	8	127

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MATERIALS (Continued)
*Ranpak Holdings Corp.	4,936	$74,435
*Rayonier Advanced Materials, Inc.	361	1,852
Reliance Steel & Aluminum Co.	3,691	731,741
Resolute Forest Products, Inc.	6,525	90,959
Royal Gold, Inc.	2,475	322,938
RPM International, Inc.	7,666	635,511
Ryerson Holding Corp.	1,947	71,669
Schnitzer Steel Industries, Inc.	1,666	76,020
Schweitzer-Mauduit International, Inc.	1,585	39,879
Scotts Miracle-Gro Co. (The)	2,382	247,561
Sealed Air Corp.	11,013	707,145
Sensient Technologies Corp.	1,357	114,802
Sherwin-Williams Co. (The)	13,888	3,818,645
Silgan Holdings, Inc.	5,861	260,053
Sonoco Products Co.	8,667	536,574
Southern Copper Corp.	4,879	303,815
Steel Dynamics, Inc.	21,784	1,867,978
Stepan Co.	1,082	110,483
*Summit Materials, Inc., Class A	4,219	117,288
SunCoke Energy, Inc.	4,096	34,079
*Sylvamo Corp.	1,601	71,485
*TimkenSteel Corp.	1,796	37,123
*Trecora Resources	8	78
Tredegar Corp.	16	183
TriMas Corp.	11,668	344,673
Trinseo PLC	2,780	131,911
Tronox Holdings PLC, Class A	5,361	92,209
*UFP Technologies, Inc.	61	4,189
United States Lime & Minerals, Inc.	26	2,847
United States Steel Corp.	27,880	850,061
Valvoline, Inc.	6,595	199,367
*Venator Materials PLC	754	1,402
Vulcan Materials Co.	5,589	962,929
Warrior Met Coal, Inc.	3,292	112,158
Westlake Chemical Corp.	2,917	369,146
Westrock Co.	35,691	1,767,775
Worthington Industries, Inc.	1,677	79,775

TOTAL MATERIALS		74,058,090

REAL ESTATE (0.2%)
*CBRE Group, Inc., Class A	22,978	1,908,093
*Comstock Holding Cos., Inc.	14	62
*Cushman & Wakefield PLC	11,089	198,493
Douglas Elliman, Inc.	3,279	19,871
#eXp World Holdings, Inc.	1,735	23,232
*Five Point Holdings LLC, Class A	43	252
*Forestar Group, Inc.	912	14,875
*FRP Holdings, Inc.	484	27,351
*Howard Hughes Corp. (The)	1,946	195,164
*Jones Lang LaSalle, Inc.	3,540	774,304
Kennedy-Wilson Holdings, Inc.	4,566	102,963
Marcus & Millichap, Inc.	2,968	132,937
*Maui Land & Pineapple Co., Inc.	8	92
Newmark Group, Inc., Class A	8,244	100,165
*Rafael Holdings, Inc., Class B	15	32
RE/Max Holdings, Inc.	278	6,522

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
REAL ESTATE (Continued)
*Realogy Holdings Corp.	4,470	$48,991
#*Redfin Corp.	1,687	18,810
RMR Group, Inc. (The), Class A	80	2,182
St. Joe Co. (The)	2,286	121,638
*Stratus Properties, Inc.	41	1,722
*Tejon Ranch Co.	8	147
*Zillow Group, Inc., Class A	1,176	45,452
*Zillow Group, Inc., Class C	6,334	252,220

TOTAL REAL ESTATE		3,995,570

UTILITIES (3.5%)
AES Corp. (The)	28,079	573,373
ALLETE, Inc.	2,599	154,225
Alliant Energy Corp.	11,937	702,015
Ameren Corp., Class A	9,697	900,851
American Electric Power Co., Inc.	23,314	2,310,651
American States Water Co.	1,061	83,458
American Water Works Co., Inc.	12,566	1,936,169
Artesian Resources Corp., Class A	52	2,418
Atlantica Sustainable Infrastructure PLC	3,426	105,863
Atmos Energy Corp.	7,100	805,140
Avangrid, Inc.	537	23,816
Avista Corp.	40,141	1,628,520
Black Hills Corp.	3,416	250,188
California Water Service Group	1,822	94,507
CenterPoint Energy, Inc.	19,415	594,293
Chesapeake Utilities Corp.	570	71,347
Clearway Energy, Inc., Class A	2,757	78,354
Clearway Energy, Inc., Class C	6,264	191,240
CMS Energy Corp.	9,882	678,795
Consolidated Edison, Inc.	20,278	1,880,582
Consolidated Water Co., Ltd.	7	76
Constellation Energy Corp.	15,339	908,222
Dominion Energy, Inc.	26,907	2,196,687
DTE Energy Co.	7,693	1,008,091
Duke Energy Corp.	39,771	4,381,173
Edison International	17,133	1,178,579
Entergy Corp.	7,815	928,813
Essential Utilities, Inc.	37,762	1,690,227
Evergy, Inc.	8,000	542,800
Eversource Energy	23,226	2,029,952
Exelon Corp.	46,025	2,153,049
FirstEnergy Corp.	32,619	1,412,729
Genie Energy, Ltd., Class B	8	52
Global Water Resources, Inc.	264	3,780
Hawaiian Electric Industries, Inc.	3,243	133,320
IDACORP, Inc.	4,742	498,764
Macquarie Infrastructure Holdings LLC	5,793	21,724
MDU Resources Group, Inc.	17,515	451,186
MGE Energy, Inc.	1,067	83,087
Middlesex Water Co.	1,835	163,223
National Fuel Gas Co.	20,011	1,403,371
New Jersey Resources Corp.	3,643	157,232
NextEra Energy, Inc.	97,723	6,940,287
NiSource, Inc.	31,574	919,435
Northwest Natural Holding Co.	1,060	50,700

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
UTILITIES (Continued)
NorthWestern Corp.	1,574	$89,230
NRG Energy, Inc.	15,103	542,198
OGE Energy Corp.	15,622	604,259
ONE Gas, Inc.	1,876	158,278
#Ormat Technologies, Inc.	2,168	168,454
Otter Tail Corp.	1,375	79,695
*PG&E Corp.	103,514	1,309,452
Pinnacle West Capital Corp.	4,633	329,870
PNM Resources, Inc.	2,596	121,129
Portland General Electric Co.	30,048	1,422,172
PPL Corp.	24,709	699,512
Public Service Enterprise Group, Inc.	50,469	3,515,671
*Pure Cycle Corp.	1,668	17,431
Sempra Energy	18,728	3,021,950
SJW Group	857	50,563
South Jersey Industries, Inc.	3,935	134,538
Southern Co. (The)	62,555	4,590,911
Southwest Gas Holdings, Inc.	831	73,219
Spire, Inc.	1,460	106,215
#*Sunnova Energy International, Inc.	3,204	55,333
UGI Corp.	8,647	296,592
Unitil Corp.	616	31,416
Via Renewables, Inc.	84	600
Vistra Corp.	23,407	585,643
WEC Energy Group, Inc.	23,119	2,313,056
Xcel Energy, Inc.	50,879	3,727,396
York Water Co. (The)	420	16,246

TOTAL UTILITIES		66,383,393

TOTAL COMMON STOCK (Cost $1,968,656,177)		1,918,295,925

RIGHTS/WARRANTS (0.0%)
HEALTH CARE (0.0%)
*»Xeris Biopharma Holdings, Inc. 10/6/2049	656	177
*»Zogenix, Inc. 1/1/2025	1,547	1,052

TOTAL HEALTH CARE		1,229

TOTAL RIGHTS/WARRANTS (Cost $–)		1,229

TOTAL INVESTMENT SECURITIES — 99.3% (Cost $1,968,656,177)		1,918,297,154

SECURITIES LENDING COLLATERAL (0.7%)
@§The DFA Short Term Investment Fund	1,192,832	13,800,475

TOTAL INVESTMENTS — 100.0% (Cost $1,982,456,652)		$1,932,097,629

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company
SA	Special Assessment

Dimensional US High Profitability ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COMMON STOCK (100.0%)
COMMUNICATION SERVICES (3.3%)
*Charter Communications, Inc., Class A	3,494	$1,497,144
Lumen Technologies, Inc.	2,407	24,215
Omnicom Group, Inc.	8,280	630,356
Verizon Communications, Inc.	114,353	5,294,544
Warner Music Group Corp., Class A	3,456	102,885

TOTAL COMMUNICATION SERVICES		7,549,144

CONSUMER DISCRETIONARY (17.5%)
*Amazon.com, Inc.	3,258	8,098,183
Best Buy Co., Inc.	14,186	1,275,747
*Burlington Stores, Inc.	2,416	491,801
*Chewy, Inc., Class A	2,688	78,113
*Chipotle Mexican Grill, Inc.	33	48,035
Darden Restaurants, Inc.	4,352	573,289
Dollar General Corp.	4,951	1,176,011
*Etsy, Inc.	4,152	386,925
Home Depot, Inc. (The)	19,556	5,874,622
Lowe’s Cos., Inc.	12,250	2,422,192
*Lululemon Athletica, Inc.	4,779	1,694,777
*Marriott International, Inc., Class A	4,079	724,104
NIKE, Inc., Class B	24,819	3,094,929
*NVR, Inc.	128	560,155
*O’Reilly Automotive, Inc.	1,245	755,155
Pool Corp.	2,142	867,981
Ross Stores, Inc.	20,769	2,072,123
Service Corp.	6,683	438,472
Target Corp.	13,928	3,184,637
TJX Cos, Inc. (The)	32,767	2,007,962
Tractor Supply Co.	6,684	1,346,492
*Ulta Beauty, Inc.	2,969	1,178,099
VF Corp.	985	51,220
Whirlpool Corp.	3,413	619,528
Williams-Sonoma, Inc.	5,224	681,628

TOTAL CONSUMER DISCRETIONARY		39,702,180

CONSUMER STAPLES (12.3%)
Albertsons Cos., Inc., Class A	3,825	119,646
Altria Group, Inc.	34,444	1,914,053
*BJ’s Wholesale Club Holdings, Inc.	293	18,855
Clorox Co. (The)	3,291	472,160
Coca-Cola Co. (The)	56,546	3,653,437
Colgate-Palmolive Co.	16,481	1,269,861
Costco Wholesale Corp.	8,860	4,711,039
Estee Lauder Cos, Inc. (The)	3,371	890,146
Hershey Co. (The)	2,651	598,516
Kellogg Co.	18,219	1,248,001
Kimberly-Clark Corp.	6,644	922,386
Kroger Co. (The)	38,134	2,057,711
Lamb Weston Holdings, Inc.	4,531	299,499
PepsiCo., Inc.	32,177	5,525,113
Procter & Gamble Co. (The)	20,852	3,347,789
Sysco Corp.	11,715	1,001,398

TOTAL CONSUMER STAPLES		28,049,610

Dimensional US High Profitability ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ENERGY (1.3%)
Devon Energy Corp.	1,441	$83,823
Occidental Petroleum Corp.	51,215	2,821,434
Ovintiv, Inc.	696	35,628
Texas Pacific Land Corp.	18	24,599

TOTAL ENERGY		2,965,484

FINANCIALS (5.1%)
American Express Co.	16,134	2,818,771
Ameriprise Financial, Inc.	6,231	1,654,268
Aon PLC, Class A	5,052	1,454,926
Blackstone, Inc., Class A	651	66,122
Discover Financial Services	14,734	1,656,986
FactSet Research Systems, Inc.	1,639	661,320
LPL Financial Holdings, Inc.	3,216	604,190
Moody’s Corp.	3,780	1,196,294
S&P Global, Inc.	4,036	1,519,554
Synchrony Financial	1,301	47,890

TOTAL FINANCIALS		11,680,321

HEALTH CARE (11.4%)
AbbVie, Inc.	40,191	5,903,254
AmerisourceBergen Corp.	8,884	1,344,061
Amgen, Inc.	13,441	3,134,307
Bristol-Myers Squibb Co.	2,764	208,046
Cardinal Health, Inc.	15,967	926,884
*DaVita, Inc.	5,500	596,035
Eli Lilly & Co.	18,037	5,269,149
Gilead Sciences, Inc.	36,257	2,151,491
HCA Healthcare, Inc.	3,131	671,756
*Hologic, Inc.	14,384	1,035,504
*IDEXX Laboratories, Inc., Class B	1,150	495,052
*Mettler-Toledo International, Inc.	995	1,271,142
*Moderna, Inc.	9,409	1,264,664
*Regeneron Pharmaceuticals, Inc.	119	78,434
*Waters Corp.	1,456	441,197
Zoetis, Inc.	6,912	1,225,152

TOTAL HEALTH CARE		26,016,128

INDUSTRIALS (14.7%)
3M Co.	16,463	2,374,294
Allegion PLC	3,401	388,530
Booz Allen Hamilton Holding Corp.	8,947	730,344
*Builders FirstSource, Inc.	583	35,895
Caterpillar, Inc.	13,653	2,874,503
CH Robinson Worldwide, Inc.	4,992	529,901
Cintas Corp.	5,285	2,099,519
CSX Corp.	4,144	142,305
Deere & Co.	7,301	2,756,493
*Delta Air Lines, Inc.	37,659	1,620,467
Expeditors International of Washington, Inc.	484	47,950
Fastenal Co.	606	33,518
Illinois Tool Works, Inc.	7,053	1,390,217
JB Hunt Transport Services, Inc.	6,255	1,068,667
Lockheed Martin Corp.	7,062	3,051,631
Robert Half International, Inc.	5,755	565,774
Rockwell Automation, Inc.	5,000	1,263,350
Rollins, Inc.	11,400	382,356

Dimensional US High Profitability ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
Toro Co. (The)	5,558	$445,362
Union Pacific Corp.	17,950	4,205,505
United Parcel Service, Inc., Class B	17,742	3,193,205
*United Rentals, Inc.	4,608	1,458,524
Waste Management, Inc.	8,363	1,375,212
WW Grainger, Inc.	2,712	1,356,081

TOTAL INDUSTRIALS		33,389,603

INFORMATION TECHNOLOGY (29.5%)
Accenture PLC, Class A	13,608	4,087,299
*Advanced Micro Devices, Inc.	6,881	588,463
Apple, Inc.	63,820	10,061,223
Applied Materials, Inc.	25,515	2,815,580
*Atlassian Corp. PLC, Class A	1,792	402,895
*Autodesk, Inc.	4,391	831,128
Automatic Data Processing, Inc.	10,486	2,287,835
Broadcom, Inc.	11,698	6,485,254
Broadridge Financial Solutions, Inc.	5,601	807,272
CDW Corp.	6,644	1,084,168
Dell Technologies, Inc.	6,153	289,253
*Enphase Energy, Inc.	153	24,694
*FleetCor Technologies, Inc.	196	48,906
*Fortinet, Inc.	1,895	547,674
*Gartner, Inc.	3,377	981,187
*GoDaddy, Inc., Class A	375	30,304
International Business Machines Corp.	25,094	3,317,678
Jack Henry & Associates, Inc.	32	6,067
KLA Corp.	2,432	776,440
Lam Research Corp.	2,914	1,357,225
Mastercard, Inc., Class A	16,818	6,111,325
Microsoft Corp.	36,576	10,150,572
NetApp, Inc.	7,075	518,244
NXP Semiconductors NV	284	48,536
Oracle Corp.	38,210	2,804,614
Paychex, Inc.	5,888	746,186
QUALCOMM, Inc.	24,993	3,491,272
Seagate Technology Holdings PLC	10,579	867,901
Teradyne, Inc.	9,043	953,675
Texas Instruments, Inc.	25,298	4,306,984
Ubiquiti, Inc.	128	36,128
Visa, Inc., Class A	1,574	335,467

TOTAL INFORMATION TECHNOLOGY		67,201,449

MATERIALS (4.7%)
Avery Dennison Corp.	3,293	594,716
Ball Corp.	769	62,412
Celanese Corp.	296	43,494
*Cleveland-Cliffs, Inc.	20,885	532,359
Crown Holdings, Inc.	6,279	690,941
Dow, Inc.	18,551	1,233,641
LyondellBasell Industries NV, Class A	20,438	2,167,041
Nucor Corp.	14,912	2,308,079
Sealed Air Corp.	4,933	316,748
Sherwin-Williams Co. (The)	5,730	1,575,521
Southern Copper Corp.	1,792	111,588

Dimensional US High Profitability ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MATERIALS (Continued)
Steel Dynamics, Inc.	12,230	$1,048,723

TOTAL MATERIALS		10,685,263

UTILITIES (0.2%)
NRG Energy, Inc.	13,147	471,977

TOTAL COMMON STOCK (Cost $236,720,879)		227,711,159

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $236,720,879)		227,711,159

TOTAL INVESTMENTS — 100.0% (Cost $236,720,879)		$227,711,159

*	Non-Income Producing Securities

PLC	Public Limited Company

Dimensional US Real Estate ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COMMON STOCKS (100.0%)
REAL ESTATE (100.0%)
Acadia Realty Trust	3,911	$81,818
Agree Realty Corp.	3,035	206,137
Alexander’s, Inc.	4	993
Alexandria Real Estate Equities, Inc.	6,351	1,156,898
Alpine Income Property Trust, Inc.	20	374
American Assets Trust, Inc.	2,288	83,741
American Campus Communities, Inc.	5,715	369,589
American Homes 4 Rent, Class A	13,683	541,984
American Tower Corp.	19,073	4,596,974
Americold Realty Trust	11,191	295,219
Apartment Income REIT Corp.	6,578	323,440
*Apartment Investment and Management Co.	8,070	50,841
Apple Hospitality REIT, Inc.	9,121	161,350
*Ashford Hospitality Trust, Inc.	1,598	11,266
AvalonBay Communities, Inc.	5,843	1,329,166
Boston Properties, Inc.	6,211	730,414
Braemar Hotels & Resorts, Inc.	94	570
Brandywine Realty Trust	7,438	86,801
Brixmor Property Group, Inc.	12,501	317,275
Broadstone Net Lease, Inc.	3,829	79,222
BRT Apartments Corp.	22	482
Camden Property Trust	4,327	678,863
CareTrust REIT, Inc.	4,255	68,974
Cedar Realty Trust, Inc.	22	624
Centerspace	770	71,040
*Chatham Lodging Trust	2,553	36,661
City Office REIT, Inc.	2,553	37,887
Clipper Realty, Inc.	24	214
Community Healthcare Trust, Inc.	1,277	47,019
Corporate Office Properties Trust	4,693	125,256
Cousins Properties, Inc.	6,212	223,011
Creative Media & Community Trust Corp.	28	198
Crown Castle International Corp.	18,104	3,353,042
CTO Realty Growth, Inc.	10	638
CubeSmart	9,160	435,192
*DiamondRock Hospitality Co.	9,105	96,695
Digital Realty Trust, Inc.	11,925	1,742,481
Diversified Healthcare Trust	12,502	28,130
Douglas Emmett, Inc.	7,393	217,798
Duke Realty Corp.	16,097	881,311
Easterly Government Properties, Inc.	3,773	71,876
EastGroup Properties, Inc.	1,748	327,750
Empire State Realty Trust, Inc.	6,242	53,931
EPR Properties	3,128	164,283
Equinix, Inc.	3,818	2,745,447
*Equity Commonwealth	4,738	124,088
Equity LifeStyle Properties, Inc.	7,406	572,336
Equity Residential	14,975	1,220,462
Essential Properties Realty Trust, Inc.	5,250	126,000
Essex Property Trust, Inc.	2,715	893,968
Extra Space Storage, Inc.	5,612	1,066,280
Federal Realty Investment Trust	2,945	344,742
First Industrial Realty Trust, Inc.	5,520	320,160
Four Corners Property Trust, Inc.	3,500	96,110
Franklin Street Properties Corp.	182	939

Dimensional US Real Estate ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
REAL ESTATE (Continued)
Gaming and Leisure Properties, Inc.	9,845	$436,921
Getty Realty Corp.	2,053	55,246
Gladstone Commercial Corp.	2,006	42,206
Global Medical REIT, Inc.	3,242	47,852
Global Net Lease, Inc.	5,437	76,281
Global Self Storage, Inc.	16	97
Healthcare Realty Trust, Inc.	6,168	167,029
Healthcare Trust of America, Inc., Class A	9,294	283,095
Healthpeak Properties, Inc.	22,758	746,690
*Hersha Hospitality Trust	64	626
Highwoods Properties, Inc.	4,416	180,349
Host Hotels & Resorts, Inc.	30,131	613,166
Hudson Pacific Properties, Inc.	6,342	147,642
Independence Realty Trust, Inc.	9,295	253,382
Indus Realty Trust, Inc.	10	715
Industrial Logistics Properties Trust	3,470	56,075
InvenTrust Properties Corp.	60	1,817
Invitation Homes, Inc.	25,317	1,008,123
Iron Mountain, Inc.	12,147	652,658
JBG SMITH Properties	4,874	128,479
Kilroy Realty Corp.	4,416	309,120
Kimco Realty Corp.	24,671	624,916
Kite Realty Group Trust	9,155	204,156
Lamar Advertising Co., Class A	3,634	401,230
Life Storage, Inc.	3,452	457,355
LTC Properties, Inc.	2,098	69,234
LXP Industrial Trust	11,794	148,015
Macerich Co. (The)	8,934	112,122
Medical Properties Trust, Inc.	25,111	461,791
Mid-America Apartment Communities, Inc.	4,830	949,964
National Health Investors, Inc.	1,936	99,762
National Retail Properties, Inc.	7,360	322,662
National Storage Affiliates Trust	3,544	200,590
Necessity Retail REIT, Inc. (The)	6,535	48,816
NETSTREIT Corp.	2,683	58,006
New York City REIT, Inc., Class A	24	297
NexPoint Residential Trust, Inc.	1,060	94,510
Office Properties Income Trust	2,555	55,239
Omega Healthcare Investors, Inc.	10,082	256,889
One Liberty Properties, Inc.	30	860
Outfront Media, Inc.	6,047	154,803
Paramount Group, Inc.	474	4,508
Park Hotels & Resorts, Inc.	9,900	195,129
Pebblebrook Hotel Trust	5,520	134,798
Physicians Realty Trust	9,291	159,248
Piedmont Office Realty Trust, Inc., Class A	5,389	86,763
Plymouth Industrial REIT, Inc.	1,737	41,896
Postal Realty Trust, Inc., Class A	32	539
Prologis, Inc.	31,005	4,969,791
PS Business Parks, Inc.	874	163,613
Public Storage	6,624	2,460,816
Realty Income Corp.	24,302	1,685,587
Regency Centers Corp.	6,441	443,334
Retail Opportunity Investments Corp.	5,379	100,211
Rexford Industrial Realty, Inc.	6,721	524,507
RLJ Lodging Trust	7,261	101,799
RPT Realty	4,503	59,845
*Ryman Hospitality Properties, Inc.	2,208	206,404

Dimensional US Real Estate ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
REAL ESTATE (Continued)
Sabra Health Care REIT, Inc.	9,583	$111,929
Saul Centers, Inc.	42	2,168
SBA Communications Corp.	4,554	1,580,739
*Seritage Growth Properties, Class A	72	713
Service Properties Trust	8,749	71,042
Simon Property Group, Inc.	14,368	1,695,424
SITE Centers Corp.	7,135	113,447
SL Green Realty Corp.	2,718	188,140
*Sotherly Hotels, Inc.	26	51
Spirit Realty Capital, Inc.	5,337	231,893
STAG Industrial, Inc.	7,453	278,146
STORE Capital Corp.	10,305	292,971
*Summit Hotel Properties, Inc.	5,687	56,131
Sun Communities, Inc.	5,011	879,781
*Sunstone Hotel Investors, Inc.	9,467	115,971
Tanger Factory Outlet Centers, Inc.	4,534	73,133
Terreno Realty Corp.	3,174	230,909
UDR, Inc.	13,380	711,950
UMH Properties, Inc.	2,900	68,208
Uniti Group, Inc.	9,949	123,268
Universal Health Realty Income Trust	901	45,221
Urban Edge Properties	5,135	95,973
Urstadt Biddle Properties, Inc.	2	34
Urstadt Biddle Properties, Inc., Class A	54	937
Ventas, Inc.	16,769	931,518
*Veris Residential, Inc.	3,421	54,770
VICI Properties, Inc.	38,513	1,148,060
Vornado Realty Trust	6,809	263,576
Washington Real Estate Investment Trust	3,848	92,698
Welltower, Inc.	18,777	1,705,139
*Wheeler Real Estate Investment Trust, Inc.	6	13
Whitestone REIT	84	1,021
WP Carey, Inc.	8,005	646,564
*Xenia Hotels & Resorts, Inc.	4,951	95,505

TOTAL REAL ESTATE		59,772,577

TOTAL COMMON STOCK (Cost $60,284,432)		59,772,577

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $60,284,432)		59,772,577

TOTAL INVESTMENTS — 100.0% (Cost $60,284,432)		$59,772,577

*	Non-Income Producing Securities

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COMMON STOCK (100.0%)
COMMUNICATION SERVICES (2.4%)
*AMC Networks, Inc., Class A	707	$23,070
ATN International, Inc.	1,384	54,668
*Ballantyne Strong, Inc.	64	195
*Bandwidth, Inc., Class A	99	2,190
*Boston Omaha Corp., Class A	149	3,105
*Cars.com, Inc.	1,893	21,050
*comScore, Inc.	84	170
*Consolidated Communications Holdings, Inc.	5,333	31,731
*Cumulus Media, Inc., Class A	20	275
*Daily Journal Corp.	2	514
*EchoStar Corp., Class A	1,774	41,423
Entravision Communications Corp., Class A	551	2,849
*EW Scripps Co. (The), Class A	5,950	97,937
*Gaia, Inc.	385	1,902
*Gannett Co., Inc.	600	2,406
Gray Television, Inc.	6,005	111,213
*Hemisphere Media Group, Inc.	662	2,575
*Liberty Latin America, Ltd., Class A	2,452	22,657
*Liberty Latin America, Ltd., Class C	10,001	92,409
*Lions Gate Entertainment Corp., Class A	3,815	51,464
*Lions Gate Entertainment Corp., Class B	6,519	81,944
*Magnite, Inc.	569	5,491
*Marcus Corp. (The)	1,359	21,377
Nexstar Media Group, Inc., Class A	560	88,715
*QuinStreet, Inc.	330	3,138
Saga Communications, Inc., Class A	69	1,568
Scholastic Corp.	3,718	137,008
Shenandoah Telecommunications Co.	258	5,212
Telephone and Data Systems, Inc.	8,415	154,163
*TrueCar, Inc.	213	763
*United States Cellular Corp.	2,676	77,015
*Urban One, Inc.	32	193
*Urban One, Inc.	6	49
*Ziff Davis, Inc.	59	5,213

TOTAL COMMUNICATION SERVICES		1,145,652

CONSUMER DISCRETIONARY (13.1%)
*1-800-Flowers.com, Inc., Class A	161	1,642
*Abercrombie & Fitch Co.	3,690	127,600
Academy Sports & Outdoors, Inc.	2,371	88,581
*Adient PLC	374	12,768
*Adtalem Global Education, Inc.	4,717	138,255
*American Axle & Manufacturing Holdings, Inc.	4,180	27,672
American Eagle Outfitters, Inc.	737	11,136
*American Outdoor Brands, Inc.	347	4,372
*America’s Car-Mart, Inc.	31	2,506
*AutoNation, Inc.	2,273	263,463
Bassett Furniture Industries, Inc.	1,615	26,744
*Beazer Homes USA, Inc.	171	2,579
Big Lots, Inc., Class B	2,118	65,446
*Biglari Holdings, Inc., Class B	2	273
*BJ’s Restaurants, Inc.	87	2,418
*Callaway Golf Co.	687	15,073
Carrols Restaurant Group, Inc.	4,219	6,750
Cato Corp. (The), Class A	1,577	21,368

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
Century Communities, Inc.	2,965	$156,315
*Chuy’s Holdings, Inc.	119	2,976
*Conn’s, Inc.	1,493	23,365
*Container Store Group, Inc. (The)	3,024	23,134
Crown Crafts, Inc.	50	313
Culp, Inc.	588	3,798
Dana, Inc.	7,694	113,948
*Delta Apparel, Inc.	30	869
*Dixie Group, Inc. (The)	92	254
*Duluth Holdings, Inc., Class B	24	294
*El Pollo Loco Holdings, Inc.	1,046	11,140
Escalade, Inc.	44	579
Ethan Allen Interiors, Inc.	1,873	44,465
*Fiesta Restaurant Group, Inc.	22	150
Flanigan’s Enterprises, Inc.	8	298
Flexsteel Industries, Inc.	951	20,627
Foot Locker, Inc.	7,798	228,559
*Fossil Group, Inc.	2,922	28,869
Gap, Inc. (The)	9,102	113,047
*Genesco, Inc.	671	41,622
*G-III Apparel Group, Ltd.	4,703	124,535
*Goodyear Tire & Rubber Co. (The)	22,208	295,811
*GoPro, Inc., Class A	165	1,472
Graham Holdings Co., Class B	349	206,737
*Grand Canyon Education, Inc.	853	81,862
*Green Brick Partners, Inc.	2,726	53,702
Group 1 Automotive, Inc.	1,163	202,525
Guess?, Inc.	2,763	62,085
Harley-Davidson, Inc.	2,182	79,534
Haverty Furniture Cos., Inc.	1,034	25,674
Hibbett, Inc.	837	36,142
Hooker Furnishings Corp.	1,175	19,811
*iMedia Brands, Inc.	535	1,974
*iRobot Corp.	105	5,318
Jerash Holdings US, Inc.	128	716
Johnson Outdoors, Inc., Class A	582	44,511
KB Home	3,344	108,446
Kohl’s Corp.	2,160	125,021
*Lands’ End, Inc.	200	2,804
Laureate Education, Inc., Class A	6,781	76,829
La-Z-Boy, Inc.	1,679	44,124
*Legacy Housing Corp.	113	1,980
*LGI Homes, Inc.	589	55,195
Lifetime Brands, Inc.	50	631
*Lincoln Educational Services Corp.	719	5,141
*Live Ventures, Inc.	205	7,831
*LL Flooring Holdings, Inc.	24	331
Macy’s, Inc.	4,646	112,294
*MarineMax, Inc.	1,819	74,433
Marriott Vacations Worldwide Corp.	762	113,789
MDC Holdings, Inc.	6,058	223,601
*Modine Manufacturing Co.	3,733	29,491
Monro, Inc.	837	38,276
*Motorcar Parts of America, Inc.	1,733	26,359
Movado Group, Inc.	1,338	48,128
*Nautilus, Inc.	3,233	9,731
*ODP Corp. (The)	3,221	138,600
Patrick Industries, Inc.	466	29,009

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER DISCRETIONARY (Continued)
Penske Automotive Group, Inc.	2,622	$274,838
*Perdoceo Education Corp.	390	4,360
PVH Corp.	2,846	207,132
Qurate Retail, Inc., Class A	24,756	104,223
Rocky Brands, Inc.	654	25,186
Shoe Carnival, Inc.	2,163	65,301
Signet Jewelers, Ltd.	1,676	117,655
*Skechers USA, Inc., Class A	1,309	50,135
Smith & Wesson Brands, Inc.	290	3,982
Sonic Automotive, Inc., Class A	954	40,593
*Sportsman’s Warehouse Holdings, Inc.	233	2,239
Standard Motor Products, Inc.	743	31,711
*Stoneridge, Inc.	125	2,464
Strategic Education, Inc.	898	58,011
*Strattec Security Corp.	143	5,069
*Stride, Inc.	3,774	148,318
Superior Group of Cos., Inc.	46	731
*Taylor Morrison Home Corp.	10,460	273,947
Thor Industries, Inc.	2,071	158,535
Tile Shop Holdings, Inc.	60	359
Tilly’s, Inc., Class A	729	6,430
Toll Brothers, Inc.	3,588	166,376
*TravelCenters of America, Inc.	300	11,403
*Tri Pointe Homes, Inc.	9,661	199,693
*Unifi, Inc.	1,442	21,154
*Universal Electronics, Inc.	422	12,449
*Universal Technical Institute, Inc.	32	332
*Urban Outfitters, Inc.	4,373	104,077
*Vera Bradley, Inc.	3,272	20,123
*Vista Outdoor, Inc.	244	8,596
*VOXX International Corp.	34	257
Weyco Group, Inc.	14	345
Winnebago Industries, Inc.	935	49,723
*Zumiez, Inc.	1,073	39,304

TOTAL CONSUMER DISCRETIONARY		6,362,772

CONSUMER STAPLES (4.1%)
Alico, Inc.	314	12,456
Andersons, Inc. (The), Class A	2,676	134,415
*BellRing Brands, Inc.	136	2,914
Cal-Maine Foods, Inc.	761	40,888
*Central Garden & Pet Co.	647	28,332
*Central Garden & Pet Co., Class A	2,420	100,140
Coffee Holding Co., Inc.	34	103
*Coty, Inc., Class A	3,882	31,483
*Cyanotech Corp.	45	130
Edgewell Personal Care Co.	2,931	111,788
Fresh Del Monte Produce, Inc.	4,176	108,785
*Hostess Brands, Inc.	11,333	257,146
Ingles Markets, Inc., Class A	1,401	130,461
Ingredion, Inc.	2,675	227,669
*Lifevantage Corp.	997	3,888
*Lifeway Foods, Inc.	108	618
Limoneira Co.	24	287
*Nature’s Sunshine Products, Inc.	117	1,937
Oil-Dri Corp. of America	24	599
*Post Holdings, Inc.	341	25,367
PriceSmart, Inc.	453	35,991

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CONSUMER STAPLES (Continued)
*Rite Aid Corp.	68	$433
Seaboard Corp.	3	12,675
SpartanNash Co.	3,092	105,994
*TreeHouse Foods, Inc.	1,949	61,393
*United Natural Foods, Inc.	5,134	220,403
Universal Corp.	2,312	133,749
Village Super Market, Inc., Class A	36	835
Weis Markets, Inc.	2,220	177,334
*Whole Earth Brands, Inc.	38	263
*Willamette Valley Vineyards, Inc.	49	455

TOTAL CONSUMER STAPLES		1,968,931

ENERGY (10.4%)
Adams Resources & Energy, Inc.	142	5,520
*Alto Ingredients, Inc.	408	2,354
Antero Midstream Corp.	17,232	176,973
*Antero Resources Corp.	8,674	305,325
Archrock, Inc.	11,540	100,513
*Ardmore Shipping Corp.	5,077	31,630
Berry Corp.	388	4,256
Brigham Minerals, Inc.	254	6,294
*Bristow Group, Inc.	881	26,271
California Resources Corp.	299	12,023
*Callon Petroleum Co.	234	11,997
*Centennial Resource Development, Inc., Class A	20,362	157,602
ChampionX Corp.	1,358	28,654
Chesapeake Energy Corp.	216	17,716
Civitas Resources, Inc.	1,381	80,954
*CNX Resources Corp.	14,069	289,118
*Comstock Resources, Inc.	3,344	56,948
*CONSOL Energy, Inc.	2,334	110,982
*Delek US Holdings, Inc.	1,015	24,563
DHT Holdings, Inc.	23,114	129,901
Dorian LPG, Ltd.	3,236	47,634
*Dril-Quip, Inc.	2,316	66,886
DT Midstream, Inc.	2,322	124,807
*Earthstone Energy, Inc., Class A	1,648	22,231
EnLink Midstream LLC	444	4,382
Equitrans Midstream Corp.	18,461	145,103
*Expro Group Holdings NV	458	6,998
*Geospace Technologies Corp.	822	4,751
*Green Plains, Inc.	4,258	119,522
*Hallador Energy Co.	6,607	28,146
*Helix Energy Solutions Group, Inc.	10,430	42,867
Helmerich & Payne, Inc.	4,802	221,036
*HF Sinclair Corp.	4,214	160,216
*Liberty Oilfield Services, Inc., Class A	4,050	65,367
Matador Resources Co.	615	30,024
*Mexco Energy Corp.	18	289
Murphy Oil Corp.	11,349	432,170
*Nabors Industries, Ltd.	22	3,402
NACCO Industries, Inc., Class A	12	553
*National Energy Services Reunited Corp.	436	2,917
*Natural Gas Services Group, Inc.	1,010	12,403
*NCS Multistage Holdings, Inc.	21	1,001
*Newpark Resources, Inc.	6,579	22,961
NOV, Inc.	7,432	134,742
*Oceaneering International, Inc.	2,591	29,356

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ENERGY (Continued)
*Oil States International, Inc.	222	$1,501
Patterson-UTI Energy, Inc.	5,025	82,611
*PBF Energy, Inc., Class A	6,254	181,741
PDC Energy, Inc.	7,427	517,959
*Peabody Energy Corp.	5,287	119,698
PHX Minerals, Inc.	1,507	5,290
*PrimeEnergy Resources Corp.	6	468
*ProPetro Holding Corp.	6,435	90,991
*Renewable Energy Group, Inc.	124	7,571
*REX American Resources Corp.	841	71,174
*SandRidge Energy, Inc.	94	1,746
Scorpio Tankers, Inc.	3,169	78,369
*SEACOR Marine Holdings, Inc.	224	1,613
*Select Energy Services, Inc., Class A	3,320	25,763
SFL Corp., Ltd.	6,156	61,068
*SilverBow Resources, Inc.	72	2,635
SM Energy Co.	454	16,131
Solaris Oilfield Infrastructure, Inc., Class A	58	652
*Talos Energy, Inc.	2,305	41,882
*TechnipFMC PLC	23,805	164,731
*Tidewater, Inc.	59	1,178
*Transocean, Ltd.	2,846	10,701
*US Silica Holdings, Inc.	3,636	67,557
Whiting Petroleum Corp.	1,158	84,592
World Fuel Services Corp.	4,627	112,066

TOTAL ENERGY		5,059,046

FINANCIALS (27.1%)
1st Source Corp.	1,437	62,179
ACNB Corp.	10	342
Allegiance Bancshares, Inc.	848	34,649
Amalgamated Financial Corp.	146	2,568
*Ambac Financial Group, Inc.	2,780	21,489
Amerant Bancorp, Inc.	157	4,175
American Equity Investment Life Holding Co.	8,349	314,924
American National Bankshares, Inc.	12	417
Ameris BanCorp	2,743	114,383
Ameriserv Financial, Inc.	54	214
Ames National Corp.	10	234
Argo Group International Holdings, Ltd.	2,960	126,688
Associated Banc-Corp.	11,944	238,283
Associated Capital Group, Inc., Class A	4	158
Assured Guaranty, Ltd.	4,189	231,023
Atlantic Union Bankshares Corp.	6,174	208,558
Auburn National BanCorp, Inc.	9	275
Axis Capital Holdings, Ltd.	2,894	165,913
Bank of Marin BanCorp	26	813
Bank of Princeton (The)	14	420
Bank OZK	8,133	312,470
BankUnited, Inc.	4,658	174,861
Banner Corp.	2,946	158,200
Bar Harbor Bankshares	30	783
BayCom Corp.	18	408
BCB BanCorp, Inc.	40	754
Berkshire Hills BanCorp, Inc.	3,095	76,570
Blue Ridge Bankshares, Inc.	12	175
BOK Financial Corp.	2,127	176,392
*Brighthouse Financial, Inc.	3,596	184,691

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Brookline BanCorp, Inc.	3,436	$49,685
Business First Bancshares, Inc.	16	355
Byline BanCorp, Inc.	1,415	33,196
C&F Financial Corp.	4	207
Camden National Corp.	14	627
Capital City Bank Group, Inc.	32	820
Capitol Federal Financial, Inc.	2,633	25,356
Capstar Financial Holdings, Inc.	20	403
*Carter Bankshares, Inc.	102	1,669
*Carver BanCorp, Inc.	190	1,360
Cathay General BanCorp	847	33,956
CB Financial Services, Inc.	9	211
Central Valley Community BanCorp	28	541
Chemung Financial Corp.	4	190
Choiceone Financial Services, Inc.	4	100
Citizens Community BanCorp, Inc.	176	2,307
Citizens Holding Co.	5	92
Civista Bancshares, Inc.	26	541
CNB Financial Corp.	85	2,112
Codorus Valley BanCorp, Inc.	12	287
Cohen & Co., Inc.	16	234
Columbia Banking System, Inc.	2,966	83,285
Community Financial Corp. (The)	6	246
Community Trust BanCorp, Inc.	974	38,775
Community West Bancshares	5	71
ConnectOne BanCorp, Inc.	2,498	69,594
*CrossFirst Bankshares, Inc.	248	3,177
*Customers BanCorp, Inc.	132	5,553
Dime Community Bancshares, Inc.	1,904	59,862
Donegal Group, Inc., Class A	70	947
Eagle BanCorp Montana, Inc.	177	3,593
Eagle BanCorp, Inc.	446	22,456
Eastern Bankshares, Inc.	690	13,220
*Elevate Credit, Inc.	3,635	10,760
Emclaire Financial Corp.	18	642
Employers Holdings, Inc.	2,544	100,081
*Encore Capital Group, Inc.	1,744	100,821
*Enova International, Inc.	997	37,288
*Enstar Group, Ltd.	906	213,590
Equity Bancshares, Inc., Class A	105	3,206
Essent Group, Ltd.	2,455	99,501
Evans BanCorp, Inc.	6	229
*EZCorp., Inc., Class A	3,817	26,719
Farmers National Banc Corp.	92	1,409
Financial Institutions, Inc.	1,744	48,553
First American Financial Corp.	404	23,557
First BanCorp	15,545	211,567
First BanCorp/Southern Pines NC	147	5,507
First Bancshares, Inc. (The)	105	3,380
First Bank	32	456
First Busey Corp.	2,324	52,220
First Business Financial Services, Inc.	26	901
First Capital, Inc.	2	74
First Commonwealth Financial Corp.	4,437	59,811
First Community Bankshares, Inc.	98	2,610
First Community Corp.	12	238
First Financial BanCorp	6,675	136,504
First Hawaiian, Inc.	803	18,959

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
First Internet BanCorp, Class A	905	$34,833
First Interstate BancSystem, Inc., Class A	1,635	53,170
First Merchants Corp.	1,773	69,484
First Northwest BanCorp	26	545
First of Long Island Corp. (The)	57	956
First Savings Financial Group, Inc.	10	249
First United Corp.	86	1,927
Flagstar BanCorp, Inc.	5,339	188,467
Flushing Financial Corp.	2,662	57,233
FNB Corp.	25,321	291,698
Franklin Financial Services Corp.	5	162
FS BanCorp, Inc.	12	353
Fulton Financial Corp.	14,196	215,353
*Genworth Financial, Inc., Class A	15,768	58,499
Great Southern BanCorp, Inc.	498	28,257
*Greenlight Capital Re, Ltd., Class A	62	427
*Hallmark Financial Services, Inc.	94	315
Hancock Whitney Corp.	3,963	185,350
Hanmi Financial Corp.	2,459	56,926
HarborOne BanCorp, Inc.	270	3,615
Hawthorn Bancshares, Inc.	8	209
Heartland Financial USA, Inc.	1,816	79,486
Hennessy Advisors, Inc.	18	179
Heritage Commerce Corp.	1,871	21,011
Heritage Financial Corp.	1,062	25,722
HMN Financial, Inc.	2	48
Home BanCorp, Inc.	16	613
HomeStreet, Inc.	224	9,092
Hometrust Bancshares, Inc.	50	1,351
Hope BanCorp, Inc.	10,172	145,460
Horace Mann Educators Corp.	3,727	148,521
Horizon BanCorp, Inc.	118	2,063
Independent Bank Corp.	120	2,369
Independent Bank Group, Inc.	1,888	128,006
International Bancshares Corp.	6,322	251,552
Investar Holding Corp.	12	236
Janus Henderson Group PLC	4,455	135,788
Kearny Financial Corp.	7,695	91,263
Kemper Corp.	3,548	163,776
Kentucky First Federal BanCorp	2	15
Lakeland BanCorp, Inc.	2,789	41,919
Landmark BanCorp, Inc.	6	153
LCNB Corp.	20	322
Luther Burbank Corp.	214	2,840
Macatawa Bank Corp.	26	227
Magyar BanCorp, Inc.	6	72
*Maiden Holdings, Ltd.	66	147
MainStreet Bancshares, Inc., Class A	10	256
Mercantile Bank Corp.	1,452	45,593
MGIC Investment Corp.	14,119	184,394
Middlefield Banc Corp.	22	581
Midland States BanCorp, Inc.	1,088	28,680
MidWestOne Financial Group, Inc.	107	3,197
National Bankshares, Inc.	6	206
National Western Life Group, Inc., Class A	227	45,119
Navient Corp.	16,082	255,543
NBT BanCorp, Inc.	1,149	40,445
Nelnet, Inc., Class A	3,163	259,587

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
New York Community BanCorp, Inc.	27,354	$252,751
*NMI Holdings, Inc., Class A	415	7,628
Northeast Community Bancorp, Inc.	320	3,590
Northfield BanCorp, Inc.	4,024	52,674
Northwest Bancshares, Inc.	8,683	110,100
Norwood Financial Corp.	6	168
OceanFirst Financial Corp.	3,659	68,533
*Ocwen Financial Corp.	14	291
OFG BanCorp	5,309	141,113
Ohio Valley Banc Corp.	2	61
Old National BanCorp	17,593	266,710
OP BanCorp	10	130
Oppenheimer Holdings, Inc., Class A	38	1,224
Orrstown Financial Services, Inc.	18	424
Pacific Premier BanCorp, Inc.	5,994	187,972
PacWest BanCorp	1,406	46,243
Parke BanCorp, Inc.	21	505
Pathfinder Bancorp, Inc.	14	285
*Patriot National BanCorp, Inc.	2	31
PCSB Financial Corp.	18	330
Peapack-Gladstone Financial Corp.	1,147	35,546
Penns Woods BanCorp, Inc.	106	2,480
PennyMac Financial Services, Inc.	1,929	93,672
Peoples BanCorp of North Carolina, Inc.	13	355
Peoples BanCorp, Inc.	1,932	52,975
Peoples Financial Services Corp.	8	397
Popular, Inc.	3,935	306,891
Premier Financial Corp.	2,722	72,242
Primis Financial Corp.	56	764
ProAssurance Corp.	1,754	43,096
*Professional Holding Corp., Class A	10	224
Prosperity Bancshares, Inc.	2,474	161,750
Provident Financial Holdings, Inc.	13	197
Provident Financial Services, Inc.	6,849	151,568
Prudential BanCorp, Inc.	17	264
Radian Group, Inc.	8,508	181,986
RBB BanCorp	127	2,717
Red River Bancshares, Inc.	6	325
Reinsurance Group of America, Inc.	334	35,845
RenaissanceRe Holdings, Ltd.	1,084	155,576
Renasant Corp.	4,670	139,119
Republic BanCorp, Inc., Class A	594	24,758
*Republic First BanCorp, Inc.	82	344
*Rhinebeck BanCorp, Inc.	3	30
Richmond Mutual BanCorp, Inc.	6	98
Riverview BanCorp, Inc.	692	4,872
S&T BanCorp, Inc.	1,482	41,881
Salisbury BanCorp, Inc.	13	692
Sandy Spring BanCorp, Inc.	3,073	120,677
SB Financial Group, Inc.	61	1,159
*Security National Financial Corp., Class A	24	239
Sierra BanCorp	872	18,966
Simmons First National Corp., Class A	8,319	198,575
SmartFinancial, Inc.	26	638
South Plains Financial, Inc.	14	338
SouthState Corp.	2,036	157,668
*Sterling BanCorp, Inc.	38	260
Stewart Information Services Corp.	143	7,379

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINANCIALS (Continued)
Summit Financial Group, Inc.	10	$272
Synovus Financial Corp.	530	22,016
Territorial BanCorp, Inc.	18	409
*Texas Capital Bancshares, Inc.	3,158	162,195
Timberland BanCorp, Inc.	18	475
Tiptree, Inc.	2,339	27,203
Towne Bank	2,547	70,221
TriCo Bancshares	600	22,530
TrustCo Bank Corp. NY	98	3,053
Trustmark Corp.	3,563	99,336
Umpqua Holdings Corp.	2,382	39,398
United Bancshares, Inc.	11	373
United Bankshares, Inc.	7,371	245,159
United Fire Group, Inc.	1,910	55,944
United Security Bancshares/Fresno CA	28	225
Universal Insurance Holdings, Inc.	44	553
Univest Financial Corp.	2,615	65,898
Unum Group	11,878	362,517
Valley National BanCorp	23,722	284,190
Voya Financial, Inc.	1,048	66,171
Washington Federal, Inc.	7,064	214,958
Waterstone Financial, Inc.	2,036	32,698
WesBanco, Inc.	5,360	172,806
Westwood Holdings Group, Inc.	96	1,548
White Mountains Insurance Group, Ltd.	186	194,932
Wintrust Financial Corp.	2,048	178,831
WSFS Financial Corp.	1,454	58,262

TOTAL FINANCIALS		13,129,979

HEALTH CARE (4.7%)
*Acadia Healthcare Co., Inc.	6,487	440,338
*Addus HomeCare Corp.	342	28,824
*AlerisLife, Inc.	40	84
*Allscripts Healthcare Solutions, Inc.	9,786	202,179
*AnaptysBio, Inc.	108	2,527
*AngioDynamics, Inc.	1,103	23,218
*ANI Pharmaceuticals, Inc.	64	1,889
*Anika Therapeutics, Inc.	30	646
*Avanos Medical, Inc.	1,638	47,764
*Brookdale Senior Living, Inc.	10,916	67,461
*CareCloud, Inc.	157	620
*Computer Programs and Systems, Inc.	472	15,066
*Covetrus, Inc.	3,503	48,341
*Cumberland Pharmaceuticals, Inc.	30	71
*Emergent BioSolutions, Inc.	1,086	35,165
*Enovis Corp.	2,556	165,808
*Envista Holdings Corp.	3,248	128,686
*FONAR Corp.	512	9,139
*Fulgent Genetics, Inc.	112	6,147
*HealthStream, Inc.	165	3,152
*Inogen, Inc., Class A	89	2,250
*Integer Holdings Corp.	2,367	177,927
*IntriCon Corp.	20	480
*Ligand Pharmaceuticals, Inc.	300	27,858
*MEDNAX, Inc.	1,913	35,429
National HealthCare Corp.	932	63,432
*Natus Medical, Inc.	818	27,215
*OPKO Health, Inc.	9,764	26,363

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HEALTH CARE (Continued)
*OraSure Technologies, Inc.	359	$2,204
*Orthofix Medical, Inc.	1,033	32,023
Patterson Cos., Inc.	1,068	32,862
Perrigo Co. PLC	4,658	159,769
*PetIQ, Inc.	80	1,592
Premier, Inc., Class A	4,019	145,528
*Prestige Consumer Healthcare, Inc.	3,788	207,052
*Quidel Corp.	102	10,263
*REGENXBIO, Inc.	157	4,358
*Sharps Compliance Corp.	3,616	15,621
*Surface Oncology, Inc.	3,711	7,867
*Taro Pharmaceutical Industries, Ltd.	327	12,835
*Vanda Pharmaceuticals, Inc.	298	2,956
*Varex Imaging Corp.	1,602	31,800

TOTAL HEALTH CARE		2,254,809

INDUSTRIALS (21.3%)
*AAR Corp.	3,099	145,591
ABM Industries, Inc.	5,025	242,557
ACCO Brands Corp.	9,041	66,271
Acme United Corp.	14	462
Acuity Brands, Inc.	185	31,909
ADT, Inc.	7,185	49,217
Air Lease Corp.	8,085	325,664
*Air Transport Services Group, Inc.	1,966	61,536
Alamo Group, Inc.	227	28,702
Altra Industrial Motion Corp.	2,224	86,736
*American Woodmark Corp.	292	13,680
Apogee Enterprises, Inc.	96	4,224
ARC Document Solutions, Inc.	1,205	4,579
ArcBest Corp.	2,391	172,535
Arcosa, Inc.	1,842	98,602
Argan, Inc.	71	2,611
*Art’s-Way Manufacturing Co., Inc.	277	781
Astec Industries, Inc.	1,494	58,415
*Astronics Corp.	24	233
*Atlas Air Worldwide Holdings, Inc., Class A	2,811	193,790
*Avalon Holdings Corp., Class A	8	26
AZZ, Inc.	1,176	53,673
Barnes Group, Inc.	3,880	130,290
Barrett Business Services, Inc.	4	288
*Beacon Roofing Supply, Inc.	5,052	301,251
BGSF, Inc.	22	269
*BlueLinx Holdings, Inc.	39	2,600
Boise Cascade Co.	2,024	152,974
*BrightView Holdings, Inc.	2,690	34,055
*CACI International, Inc., Class A	914	242,484
*CBIZ, Inc.	3,209	134,425
*CECO Environmental Corp.	727	3,453
Chicago Rivet & Machine Co.	1	26
*Civeo Corp.	20	520
Columbus McKinnon Corp.	1,735	61,506
*Commercial Vehicle Group, Inc.	32	230
CompX International, Inc.	4	85
*Concrete Pumping Holdings, Inc.	54	301
Costamare, Inc.	8,121	108,903
Covenant Logistics Group, Inc.	1,303	26,764
CRA International, Inc.	628	51,728

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
Deluxe Corp.	172	$4,658
*DXP Enterprises, Inc.	87	2,056
*Dycom Industries, Inc.	425	36,087
Eagle Bulk Shipping, Inc.	72	4,481
Eastern Co. (The)	8	185
Encore Wire Corp.	1,984	223,815
EnerSys	1,168	76,457
Eneti, Inc.	38	230
Ennis, Inc.	2,306	39,779
EnPro Industries, Inc.	1,171	109,149
*ESAB Corp.	1,819	85,493
ESCO Technologies, Inc.	1,254	78,312
Flowserve Corp.	2,040	66,728
*FTI Consulting, Inc.	175	27,599
*Gates Industrial Corp. PLC	5,387	68,684
GATX Corp.	2,861	295,799
Genco Shipping & Trading, Ltd.	1,591	35,050
*Gencor Industries, Inc.	14	140
*Gibraltar Industries, Inc.	1,114	42,154
*GMS, Inc.	2,861	137,185
Graham Corp.	253	1,844
Granite Construction, Inc.	2,169	64,311
*Great Lakes Dredge & Dock Corp.	3,201	44,206
Greenbrier Cos., Inc. (The)	2,713	115,872
Griffon Corp.	2,756	51,565
*Harsco Corp.	2,747	28,074
Heartland Express, Inc.	2,132	29,422
Heidrick & Struggles International, Inc.	715	22,851
*Heritage-Crystal Clean, Inc.	1,148	31,340
*Hub Group, Inc., Class A	2,677	179,787
Hurco Cos., Inc.	26	738
*Huron Consulting Group, Inc., Class A	1,659	85,903
Hyster-Yale Materials Handling, Inc.	915	28,109
ICF International, Inc.	1,482	146,436
*IES Holdings, Inc., Class A	59	1,729
Interface, Inc.	312	3,959
*JELD-WEN Holding, Inc.	953	19,813
*JetBlue Airways Corp.	12,782	140,730
Kaman Corp.	726	28,321
*KAR Auction Services, Inc.	3,410	49,991
Kelly Services, Inc., Class A	4,952	95,524
Kennametal, Inc.	2,596	66,795
Kimball International, Inc., Class B	48	369
*Kirby Corp.	2,216	144,483
Korn Ferry	1,973	121,221
*L.B. Foster Co., Class A	392	5,566
*Limbach Holdings, Inc.	387	2,436
*LS Starrett Co. (The), Class A	16	107
LSI Industries, Inc.	902	6,485
*Manitowoc Co., Inc. (The)	187	2,476
ManpowerGroup, Inc.	1,237	111,577
ManTech International Corp., Class A	1,962	157,627
Marten Transport, Ltd.	7,282	126,561
*MasTec, Inc.	662	47,671
Matson, Inc.	427	36,731
Matthews International Corp., Class A	1,385	41,287
Maxar Technologies, Inc.	2,573	82,876
*Mayville Engineering Co., Inc.	526	4,355

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
McGrath RentCorp.	931	$77,701
*Mercury Systems, Inc.	211	11,772
*Mesa Air Group, Inc.	9,584	32,586
Miller Industries, Inc.	969	25,979
MillerKnoll, Inc.	2	64
*Mistras Group, Inc.	42	239
Moog, Inc., Class A	957	76,436
*MYR Group, Inc.	1,019	80,593
National Presto Industries, Inc.	41	2,916
Nielsen Holdings PLC	3,358	90,028
NL Industries, Inc.	32	220
*NN, Inc.	6,511	19,728
*Northwest Pipe Co.	428	11,432
*NOW, Inc.	5,249	57,214
nVent Electric PLC	6,125	206,903
*Orion Energy Systems, Inc.	288	775
*Orion Group Holdings, Inc.	2,839	7,552
Oshkosh Corp.	247	22,833
*P&F Industries, Inc., Class A	10	59
Pangaea Logistics Solutions, Ltd.	40	191
Park Aerospace Corp.	65	761
Park-Ohio Holdings Corp.	729	6,991
*Parsons Corp.	1,451	53,585
Patriot Transportation Holding, Inc.	4	32
*Performant Financial Corp.	5,678	13,003
*Perma-Pipe International Holdings, Inc.	19	231
*PGT Innovations, Inc.	907	16,117
Powell Industries, Inc.	38	733
Preformed Line Products Co.	14	833
Primoris Services Corp.	1,644	38,108
*Proto Labs, Inc.	630	26,844
*Quad/Graphics, Inc.	132	895
Quanex Building Products Corp.	3,198	61,466
*Quest Resource Holding Corp.	880	4,822
*Radiant Logistics, Inc.	1,918	11,067
*Resideo Technologies, Inc.	5,625	126,506
Resources Connection, Inc.	2,558	43,972
REV Group, Inc.	3,038	36,213
Rush Enterprises, Inc., Class A	2,742	139,513
Rush Enterprises, Inc., Class B	165	7,994
Ryder System, Inc.	1,377	96,252
Schneider National, Inc., Class B	3,236	76,467
*SIFCO Industries, Inc.	8	33
*SkyWest, Inc.	4,782	139,395
*Spirit Airlines, Inc.	4,853	114,579
*SPX Corp.	175	7,333
Standex International Corp.	222	20,877
Steelcase, Inc., Class A	3,791	44,468
*Sunrun, Inc.	3,663	73,187
Terex Corp.	1,059	36,006
Textainer Group Holdings, Ltd.	4,465	149,756
*Thermon Group Holdings, Inc.	187	2,805
Timken Co. (The)	2,093	120,641
*Titan Machinery, Inc.	1,997	47,089
Trinity Industries, Inc.	6,724	186,524
Triton International, Ltd.	5,306	324,144
*TrueBlue, Inc.	2,265	57,916
*Tutor Perini Corp.	2,658	24,640

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDUSTRIALS (Continued)
*Twin Disc, Inc.	16	$224
UFP Industries, Inc.	1,173	90,755
*Ultralife Corp.	42	208
UniFirst Corp.	581	100,106
*Univar Solutions, Inc.	7,801	227,165
Universal Logistics Holdings, Inc.	118	2,393
*US Xpress Enterprises, Inc., Class A	40	132
*USA Truck, Inc.	718	11,782
*Vectrus, Inc.	34	1,227
*Virco MFG. Corp.	8	22
VSE Corp.	1,036	44,869
Wabash National Corp.	2,682	38,379
Werner Enterprises, Inc.	4,118	163,196
*WESCO International, Inc.	3,527	434,738
*Wilhelmina International, Inc.	28	133
*Willis Lease Finance Corp.	14	435

TOTAL INDUSTRIALS		10,309,918

INFORMATION TECHNOLOGY (7.3%)
Alliance Data Systems Corp.	680	37,264
*Alpha & Omega Semiconductor, Ltd.	112	4,805
Amkor Technology, Inc.	19,133	359,892
*Amtech Systems, Inc.	1,785	16,261
*AstroNova, Inc.	28	377
*Asure Software, Inc.	134	812
*Aviat Networks, Inc.	16	478
Avnet, Inc.	5,101	222,710
*AXT, Inc.	428	2,525
Bel Fuse, Inc., Class A	2	44
Bel Fuse, Inc., Class B	44	718
Benchmark Electronics, Inc.	3,347	79,525
BK Technologies Corp.	36	83
Cass Information Systems, Inc.	72	2,787
*Cerence, Inc.	160	4,720
*Cohu, Inc.	2,317	61,540
*Computer Task Group, Inc.	40	382
Comtech Telecommunications Corp.	1,859	25,282
*CSP, Inc.	14	98
*Daktronics, Inc.	114	382
*Digi International, Inc.	2,865	54,206
Ebix, Inc.	161	4,798
*EMCORE Corp.	7,530	25,978
*ePlus, Inc.	838	47,330
*Frequency Electronics, Inc.	6	49
*Ichor Holdings, Ltd.	145	4,221
*II-VI, Inc.	1,943	118,931
*Insight Enterprises, Inc.	2,571	255,480
*inTEST Corp.	528	4,187
*IPG Photonics Corp.	201	18,990
*Iteris, Inc.	4,613	11,902
*Itron, Inc.	996	47,589
*Key Tronic Corp.	18	97
*Kimball Electronics, Inc., Class B	2,887	51,504
*Knowles Corp.	8,184	151,568
Kulicke & Soffa Industries, Inc.	817	37,917
*KVH Industries, Inc.	251	2,000
Methode Electronics, Inc.	1,631	72,759
*NETGEAR, Inc.	1,324	28,731

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INFORMATION TECHNOLOGY (Continued)
*NetScout Systems, Inc.	6,213	$191,360
*NetSol Technologies, Inc.	20	76
*Onto Innovation, Inc.	762	54,209
*OSI Systems, Inc.	304	24,046
PC Connection, Inc.	1,557	77,056
PCTEL, Inc.	56	239
*Ping Identity Holding Corp.	616	16,096
*Plexus Corp.	1,938	157,249
*Powerfleet, Inc.	54	143
*Rackspace Technology, Inc.	2,596	25,674
*RF Industries, Ltd.	20	132
*Ribbon Communications, Inc.	255	880
Richardson Electronics, Ltd.	2,969	35,569
*Sanmina Corp.	6,164	252,046
*ScanSource, Inc.	2,326	79,642
*SecureWorks Corp., Class A	10	110
SolarWinds Corp.	2,753	34,055
*StarTek, Inc.	694	2,602
*Stratasys, Ltd.	2,696	52,275
*Super Micro Computer, Inc.	2,232	93,967
Taitron Components, Inc.	36	128
*TTM Technologies, Inc.	9,459	131,953
*Ultra Clean Holdings, Inc.	166	5,174
*Upland Software, Inc.	125	1,865
*Viasat, Inc.	3,632	133,694
Vishay Intertechnology, Inc.	9,982	185,965
*Vishay Precision Group, Inc.	1,246	38,888
*WidePoint Corp.	26	86
Xerox Holdings Corp.	9,360	162,864

TOTAL INFORMATION TECHNOLOGY		3,516,965

MATERIALS (8.0%)
*Advanced Emissions Solutions, Inc.	3,293	19,923
AdvanSix, Inc.	1,352	60,218
American Vanguard Corp.	3,005	64,307
*Ampco-Pittsburgh Corp.	190	1,066
*Arconic Corp.	422	10,617
Ashland Global Holdings, Inc.	2,124	222,956
Avient Corp.	763	37,570
Carpenter Technology Corp.	3,219	122,901
*Clearwater Paper Corp.	90	2,980
*Coeur Mining, Inc.	7,175	26,045
Commercial Metals Co.	9,227	378,307
Ecovyst, Inc.	4,128	41,528
Element Solutions, Inc.	18,665	384,872
Friedman Industries, Inc.	668	6,192
FutureFuel Corp.	2,521	23,975
Glatfelter Corp.	3,372	37,092
Greif, Inc., Class A	1,101	66,809
Greif, Inc., Class B	391	22,819
Haynes International, Inc.	1,602	62,606
HB Fuller Co.	1,957	130,532
Hecla Mining Co.	36,994	192,739
Huntsman Corp.	3,932	133,177
Innospec, Inc.	253	24,113
*Intrepid Potash, Inc.	571	43,727
Koppers Holdings, Inc.	110	2,669
Kronos Worldwide, Inc.	2,247	34,199

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MATERIALS (Continued)
Materion Corp.	1,140	$97,071
Mercer International, Inc.	5,460	87,415
Minerals Technologies, Inc.	2,190	139,306
Neenah, Inc.	70	2,478
Northern Technologies International Corp.	36	416
Olin Corp.	3,412	195,849
Olympic Steel, Inc.	1,088	37,351
*Rayonier Advanced Materials, Inc.	4,420	22,675
Resolute Forest Products, Inc.	5,135	71,582
Ryerson Holding Corp.	31	1,141
Schnitzer Steel Industries, Inc.	2,618	119,459
Schweitzer-Mauduit International, Inc.	1,461	36,759
Stepan Co.	566	57,794
*Summit Materials, Inc., Class A	4,562	126,824
SunCoke Energy, Inc.	6,998	58,223
*Synalloy Corp.	1,314	21,536
*TimkenSteel Corp.	2,561	52,936
*Trecora Resources	32	312
Tredegar Corp.	2,415	27,652
TriMas Corp.	2,396	70,778
Tronox Holdings PLC, Class A	6,951	119,557
United States Steel Corp.	7,777	237,121
Warrior Met Coal, Inc.	2,013	68,583
Worthington Industries, Inc.	1,238	58,892

TOTAL MATERIALS		3,865,649

REAL ESTATE (0.8%)
*AMREP Corp.	197	2,533
*Five Point Holdings LLC, Class A	237	1,387
*Forestar Group, Inc.	1,009	16,457
*FRP Holdings, Inc.	38	2,147
*Howard Hughes Corp. (The)	2,115	212,113
Kennedy-Wilson Holdings, Inc.	4,729	106,639
RE/Max Holdings, Inc.	137	3,214
*Realogy Holdings Corp.	5,774	63,283
*Tejon Ranch Co.	254	4,651

TOTAL REAL ESTATE		412,424

UTILITIES (0.8%)
Genie Energy, Ltd., Class B	80	519
MDU Resources Group, Inc.	6,242	160,794
New Jersey Resources Corp.	2,874	124,042
Ormat Technologies, Inc.	1,515	117,716
*Sunnova Energy International, Inc.	183	3,160

TOTAL UTILITIES		406,231

TOTAL COMMON STOCK (Cost $50,702,887)		48,432,376

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $50,702,887)		48,432,376

TOTAL INVESTMENTS — 100.0% (Cost $50,702,887)		$48,432,376

*	Non-Income Producing Securities

Dimensional US Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

PLC	Public Limited Company
SA	Special Assessment

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COMMON STOCKS (97.1%)
AUSTRALIA (7.5%)
*A2B Australia, Ltd.	92	$83
Accent Group, Ltd.	272	277
#Adairs, Ltd.	6,514	13,147
Adbri, Ltd.	288	602
*Advance NanoTek, Ltd.	16	24
*Aeris Resources, Ltd.	1,048	89
AGL Energy, Ltd.	47,269	291,577
*Alkane Resources, Ltd.	276	200
#*Alliance Aviation Services, Ltd.	368	991
*Allkem, Ltd.	7,552	65,744
ALS, Ltd.	28,373	264,139
Altium, Ltd.	5,051	117,987
Alumina, Ltd.	13,723	17,652
#*AMA Group, Ltd.	1,351	269
*AMP, Ltd.	246,632	203,312
Ampol, Ltd.	8,667	208,489
Ansell, Ltd.	8,049	156,271
APA Group	96,178	785,330
Appen, Ltd.	8,007	37,897
ARB Corp., Ltd.	40	1,140
*Ardent Leisure Group, Ltd.	420	398
Aristocrat Leisure, Ltd.	30,014	717,951
*Artemis Resources, Ltd.	496	21
ASX, Ltd.	7,934	488,672
Atlas Arteria, Ltd.	58,145	287,593
AUB Group, Ltd.	109	1,807
*Aurelia Metals, Ltd.	8,745	2,797
Aurizon Holdings, Ltd.	106,321	304,495
Austal, Ltd.	13,585	19,501
Austin Engineering, Ltd.	401	73
Australia & New Zealand Banking Group, Ltd.	205,540	3,987,636
*Australian Agricultural Co., Ltd.	10,802	13,165
Australian Ethical Investment, Ltd.	56	232
Australian Vintage, Ltd.	122	62
Auswide Bank, Ltd.	47	236
AVJennings, Ltd.	108	40
Baby Bunting Group, Ltd.	1,268	4,190
Bank of Queensland, Ltd.	1,247	7,205
Bapcor, Ltd.	13,923	67,381
Base Resources, Ltd.	260	58
Beach Energy, Ltd.	100,092	115,587
Beacon Lighting Group, Ltd.	72	123
Bega Cheese, Ltd.	5,645	20,259
Bell Financial Group, Ltd.	108	96
Bendigo & Adelaide Bank, Ltd.	430,993	3,261,943
BHP Group, Ltd.	168,717	5,772,176
BHP Group, Ltd.	89,728	3,061,373
#BHP Group, Ltd., Sponsored ADR	106,662	7,144,221
Blackmores, Ltd.	8	411
BlueScope Steel, Ltd.	6,835	99,769
Brambles, Ltd.	139,711	1,047,465
Bravura Solutions, Ltd.	9,549	12,893
#Breville Group, Ltd.	8,250	141,295
Brickworks, Ltd.	1,429	24,139
*Bubs Australia, Ltd.	224	70

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
BWX, Ltd.	307	$410
*Byron Energy, Ltd.	392	46
Capitol Health, Ltd.	664	153
Capral, Ltd.	12	80
carsales.com, Ltd.	14,254	216,571
*Catapult Group International, Ltd.	60	51
Cedar Woods Properties, Ltd.	412	1,362
*Central Petroleum, Ltd.	400	33
Challenger, Ltd.	396	2,052
Champion Iron, Ltd.	2,778	14,451
*City Chic Collective, Ltd.	9,555	20,303
Cleanaway Waste Management, Ltd.	840,589	1,911,570
ClearView Wealth, Ltd.	180	104
Clinuvel Pharmaceuticals, Ltd.	20	236
Clover Corp., Ltd.	100	96
Cochlear, Ltd.	2,622	431,808
Codan, Ltd.	92	471
Coles Group, Ltd.	56,366	749,058
Collins Foods, Ltd.	34,844	256,038
Commonwealth Bank of Australia	115,793	8,548,123
Computershare, Ltd.	25,489	458,822
*Cooper Energy, Ltd.	1,128	232
*Corporate Travel Management, Ltd.	3,826	71,373
Costa Group Holdings, Ltd.	9,303	22,081
*Crown Resorts, Ltd.	5,665	51,933
CSL, Ltd.	36,741	7,135,873
CSR, Ltd.	1,908	8,325
*Dacian Gold, Ltd.	316	52
Data#3, Ltd.	3,677	15,208
Dicker Data, Ltd.	452	4,246
Domain Holdings Australia, Ltd.	8,781	21,966
Domino’s Pizza Enterprises, Ltd.	2,724	145,786
Downer EDI, Ltd.	40,601	160,424
Eagers Automotive, Ltd.	4,104	39,023
*Eclipx Group, Ltd.	312	619
Elders, Ltd.	27,294	276,982
*Electro Optic Systems Holdings, Ltd.	6,697	10,565
*Elmo Software, Ltd.	24	53
Emeco Holdings, Ltd.	3,967	2,368
Endeavour Group, Ltd.	26,123	144,802
Enero Group, Ltd.	40	101
EQT Holdings, Ltd.	8	158
Estia Health, Ltd.	1,588	2,630
*EVENT Hospitality and Entertainment, Ltd.	560	5,822
Evolution Mining, Ltd.	14,279	41,097
*Experience Co., Ltd.	228	53
Fiducian Group, Ltd.	12	68
Finbar Group, Ltd.	100	56
Fleetwood, Ltd.	56	74
#*Flight Centre Travel Group, Ltd.	297	4,768
Fortescue Metals Group, Ltd.	140,278	2,156,267
»G.U.D. Holdings, Ltd.	11,491	104,853
G8 Education, Ltd.	77,753	60,505
Genworth Mortgage Insurance Australia, Ltd.	72,753	155,106
Gold Road Resources, Ltd.	86,866	95,992
GrainCorp., Ltd., Class A	451,966	3,321,107

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
*GTN, Ltd.	136	$52
GUD Holdings, Ltd.	27,942	254,964
GWA Group, Ltd.	142	230
Hansen Technologies, Ltd.	112	436
Harvey Norman Holdings, Ltd.	19,134	69,212
Healius, Ltd.	15,778	50,681
*Helloworld Travel, Ltd.	40	76
HT&E, Ltd.	956	1,155
HUB24, Ltd.	38	651
IDP Education, Ltd.	5,647	107,831
IGO, Ltd.	54,103	506,365
Iluka Resources, Ltd.	72,089	580,950
Image Resources NL	392	63
Imdex, Ltd.	11,642	20,766
Incitec Pivot, Ltd.	130,627	358,325
Infomedia, Ltd.	10,563	9,458
#Inghams Group, Ltd.	936,850	2,057,240
Insignia Financial, Ltd.	34,371	84,513
Insurance Australia Group, Ltd.	89,814	289,772
Integral Diagnostics, Ltd.	3,288	9,206
*Integrated Research, Ltd.	72	39
InvoCare, Ltd.	9,883	86,177
IPH, Ltd.	30,695	165,782
IRESS, Ltd.	20,578	161,447
IVE Group, Ltd.	96	135
James Hardie Industries PLC	20,771	613,169
JB Hi-Fi, Ltd.	7,108	267,568
Johns Lyng Group, Ltd.	12,120	76,915
Jumbo Interactive, Ltd.	32	399
Jupiter Mines, Ltd.	876	153
#*Kogan.com, Ltd.	2,779	7,722
Lendlease Corp., Ltd.	30,482	265,360
Lifestyle Communities, Ltd.	282	3,038
*»LI-S Energy, Ltd.	3	–
#*Livetiles, Ltd.	288	18
Lovisa Holdings, Ltd.	639	7,511
*Lynas Rare Earths, Ltd.	17,316	112,720
MA Financial Group, Ltd.	40	197
MACA, Ltd.	250	144
Macmahon Holdings, Ltd.	1,120	135
Macquarie Group, Ltd.	18,456	2,714,704
Magellan Financial Group, Ltd.	4,547	52,703
#*Mayne Pharma Group, Ltd.	10,100	2,046
McMillan Shakespeare, Ltd.	2,745	23,214
McPherson’s, Ltd.	80	51
Medibank Pvt, Ltd.	132,101	300,409
Medusa Mining, Ltd.	192	115
#*Mesoblast, Ltd.	31,908	24,376
Metcash, Ltd.	50,287	171,178
*Mincor Resources NL	878	1,560
Mineral Resources, Ltd.	3,553	147,810
Monadelphous Group, Ltd.	2,104	15,924
Monash IVF Group, Ltd.	1,890	1,666
MotorCycle Holdings, Ltd.	32	66
Mount Gibson Iron, Ltd.	378	188
Myer Holdings, Ltd.	796	274

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
MyState, Ltd.	427	$1,508
#*Nanosonics, Ltd.	92	263
National Australia Bank, Ltd.	278,644	6,461,350
*Nearmap, Ltd.	8,265	7,224
Netwealth Group, Ltd.	79	736
New Hope Corp., Ltd.	3,323	8,289
Newcrest Mining, Ltd.	3,109	59,064
Newcrest Mining, Ltd.	40,619	775,917
Newcrest Mining, Ltd.	1,146	21,602
*NEXTDC, Ltd.	18,732	150,159
nib holdings, Ltd.	5,985	30,113
Nick Scali, Ltd.	683	4,965
Nickel Mines, Ltd.	37,041	34,615
Nine Entertainment Co. Holdings, Ltd.	70,831	135,404
Northern Star Resources, Ltd.	96,625	674,307
NRW Holdings, Ltd.	68,444	94,848
Nufarm, Ltd.	73,613	337,420
Objective Corp., Ltd.	12	145
*OFX Group, Ltd.	160	291
#OM Holdings, Ltd.	260	163
*Omni Bridgeway, Ltd.	1,885	4,555
oOh!media, Ltd.	83,451	92,515
Orica, Ltd.	20,331	237,963
Origin Energy, Ltd.	71,320	346,676
Orora, Ltd.	28,594	81,281
OZ Minerals, Ltd.	67,519	1,199,562
*Pacific Smiles Group, Ltd.	36	59
Pact Group Holdings, Ltd.	5,892	9,672
*Panoramic Resources, Ltd.	736	175
*»Pantoro, Ltd.	53	11
*Pantoro, Ltd.	480	95
Peet, Ltd.	280	221
Pendal Group, Ltd.	8,950	33,773
PeopleIN, Ltd.	40	108
Perenti Global, Ltd.	520	262
Perpetual, Ltd.	6,689	156,819
Perseus Mining, Ltd.	912	1,287
*Pilbara Minerals, Ltd.	965	1,954
Platinum Asset Management, Ltd.	639	854
*PPK Group, Ltd.	8	22
*Praemium, Ltd.	256	118
Premier Investments, Ltd.	9,597	173,708
Pro Medicus, Ltd.	6,349	214,226
Probiotec, Ltd.	32	52
Propel Funeral Partners, Ltd.	49	161
PWR Holdings, Ltd.	48	348
*Qantas Airways, Ltd.	31,012	123,417
QANTM Intellectual Property, Ltd.	68	53
QBE Insurance Group, Ltd.	221,547	1,939,693
Qube Holdings, Ltd.	84,842	178,468
#Ramelius Resources, Ltd.	248,973	267,169
Ramsay Health Care, Ltd.	6,522	375,934
REA Group, Ltd.	278	25,568
*Red 5, Ltd.	1,236	360
*Red River Resources, Ltd.	236	37
*Redbubble, Ltd.	8,562	6,936

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
Reece, Ltd.	11,213	$139,529
Regis Healthcare, Ltd.	104	155
Regis Resources, Ltd.	679	1,008
*Reject Shop, Ltd. (The)	28	79
Reliance Worldwide Corp., Ltd.	55,836	157,133
#*Resolute Mining, Ltd.	3,060	761
*Retail Food Group, Ltd.	1,588	76
Ridley Corp., Ltd.	20,392	24,491
Rio Tinto, Ltd.	17,153	1,375,375
*RPMGlobal Holdings, Ltd.	84	102
Sandfire Resources, Ltd.	115,198	467,453
Santos, Ltd.	159,939	909,287
SEEK, Ltd.	109,559	2,209,617
Select Harvests, Ltd.	5,779	26,982
Servcorp, Ltd.	36	92
*Service Stream, Ltd.	4,146	2,593
Seven Group Holdings, Ltd.	2,808	39,890
SG Fleet Group, Ltd.	84	147
Sigma Healthcare, Ltd.	8,845	3,143
*Silver Lake Resources, Ltd.	1,152,680	1,523,625
*Silver Mines, Ltd.	448	76
Sims, Ltd.	6,982	103,056
SmartGroup Corp., Ltd.	4,352	27,618
Sonic Healthcare, Ltd.	100,081	2,612,336
South32, Ltd.	1,064,501	3,608,452
Southern Cross Media Group, Ltd.	14,170	17,320
SRG Global, Ltd.	300	138
St Barbara, Ltd.	85,631	81,240
*Star Entertainment Grp, Ltd. (The)	60,760	136,878
Steadfast Group, Ltd.	51,437	188,617
Suncorp Group, Ltd.	55,835	454,724
Super Retail Group, Ltd.	10,647	80,203
*Superloop, Ltd.	502	339
Symbio Holdings, Ltd.	36	125
*»Syrah Resources, Ltd.	7,619	10,694
*Syrah Resources, Ltd.	22,487	31,561
Tabcorp Holdings, Ltd.	104,809	406,675
Tassal Group, Ltd.	9,400	25,117
Technology One, Ltd.	26,564	198,028
Telstra Corp., Ltd.	170,062	488,253
#*Temple & Webster Group, Ltd.	32	134
TPG Telecom, Ltd.	6,413	26,798
Transurban Group	244,079	2,487,345
Treasury Wine Estates, Ltd.	34,101	273,116
United Malt Grp, Ltd.	29,588	87,471
»Virtus Health, Ltd.	26	151
»Virtus Health, Ltd.	403	2,340
Vita Group, Ltd.	106	38
Viva Energy Group, Ltd.	12,744	25,449
*Wagners Holding Co., Ltd.	44	41
#*Webjet, Ltd.	359,596	1,540,950
Wesfarmers, Ltd.	88,994	3,124,871
*West African Resources, Ltd.	24,376	23,559
*»West African Resources, Ltd.	2,788	2,695
*Western Areas, Ltd.	34,476	94,082
*»Westgold Resources, Ltd.	397	461

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
Westgold Resources, Ltd.	3,547	$4,121
Westpac Banking Corp.	116,291	1,972,673
Whitehaven Coal, Ltd.	134,489	470,228
WiseTech Global, Ltd.	2,992	96,256
Woodside Petroleum, Ltd.	118,463	2,622,390
Woolworths Group, Ltd.	57,067	1,561,763
Worley, Ltd.	343	3,391
*Xero, Ltd.	24,677	1,689,665

TOTAL AUSTRALIA		110,805,289

AUSTRIA (0.2%)
Agrana Beteiligungs AG	12	213
ANDRITZ AG	5,589	240,326
AT&S Austria Technologie & Systemtechnik AG	2,540	132,237
BAWAG Group AG	4,347	209,667
*DO & CO AG	4	357
Erste Group Bank AG	30,688	960,224
*Flughafen Wien AG	4	114
*Kapsch TrafficCom AG	4	57
Lenzing AG	2,063	189,779
Mayr Melnhof Karton AG	4	711
*Oesterreichische Post AG	328	10,623
OMV AG	13,211	684,305
Palfinger AG	388	9,824
#POLYTEC Holding AG	12	77
*Porr Ag	8	102
#Raiffeisen Bank International AG	11,534	133,603
#Rosenbauer International AG	4	156
S IMMO AG	28	672
*Schoeller-Bleckmann Oilfield Equipment AG	8	462
Semperit AG Holding	4	97
Strabag SE	8	314
Telekom Austria AG	1,222	8,766
UNIQA Insurance Group AG	866	6,669
Verbund AG	2,221	239,460
Vienna Insurance Group AG Wiener Versicherung Gruppe	40	998
voestalpine AG	8,735	230,928
Wienerberger AG	11,920	339,526
Zumtobel Group AG	16	116

TOTAL AUSTRIA		3,400,383

BELGIUM (0.8%)
Ackermans & van Haaren NV	1,412	253,827
Ageas SA	7,626	369,108
*AGFA-Gevaert NV	6,474	26,261
Anheuser-Busch InBev SA	59,501	3,477,498
*Argenx SE, Sponsored ADR	234	67,233
*Argenx SE	699	201,977
Barco NV	7,589	173,251
Bekaert SA	3,144	117,944
#*Biocartis Group NV	28	62
*bpost SA	15,088	92,717
Cie d’Entreprises CFE	60	7,925
D’ieteren Group	423	69,168
Econocom Group SA	6,787	26,134

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
BELGIUM (Continued)
Elia Group SA	2,074	$331,915
Etablissements Franz Colruyt NV	4,069	149,941
Euronav NV	47,561	557,440
#Euronav NV	94,636	1,119,544
EVS Broadcast Equipment SA	8	178
Exmar NV	28	142
Fagron	3,474	65,345
*Galapagos NV	690	40,763
Immobel SA	4	289
Ion Beam Applications	766	12,574
Jensen-Group NV	8	279
KBC Group NV	23,654	1,622,499
*Kinepolis Group NV	8	447
Melexis NV	1,372	120,061
#*Ontex Group NV	2,728	18,994
Orange Belgium SA	32	622
Proximus SADP	8,952	156,769
Recticel SA	20	441
Solvay SA, Class A	18,650	1,781,755
Telenet Group Holding NV	32	955
*Tessenderlo Group SA	1,606	56,673
UCB SA	5,785	661,554
Umicore SA	8,995	350,440
Van de Velde NV	4	165
VGP NV	18	4,690
Viohalco SA	36	161

TOTAL BELGIUM		11,937,741

CANADA (11.5%)
*5N Plus, Inc.	76	116
Absolute Software Corp.	1,431	11,029
Absolute Software Corp.	2,555	19,674
Acadian Timber Corp.	8	118
*AcuityAds Holdings, Inc.	18	55
*Advantage Energy, Ltd.	8,465	71,069
Aecon Group, Inc.	6,853	80,270
Ag Growth International, Inc.	12	365
AGF Management, Ltd., Class B	48	265
Agnico Eagle Mines, Ltd.	15,828	926,112
Agnico Eagle Mines, Ltd.	6,049	352,233
#*Air Canada	1,652	29,083
AirBoss of America Corp.	8	195
Alamos Gold, Inc.	260,512	2,021,573
Alamos Gold, Inc.	37,263	290,978
Algoma Central Corp.	16	216
Algonquin Power & Utilities Corp.	11,246	162,505
Algonquin Power & Utilities Corp.	19,367	281,856
Alimentation Couche-Tard, Inc.	44,202	1,977,945
AltaGas, Ltd.	14,177	325,903
Altius Minerals Corp.	1,840	30,867
#Altus Group, Ltd.	2,115	79,616
Andlauer Healthcare Group, Inc.	8	280
Andrew Peller, Ltd., Class A	12	63
ARC Resources, Ltd.	216,032	3,010,469
*Argonaut Gold, Inc.	7,250	12,196

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
*Aritzia, Inc.	146	$5,226
Atco, Ltd., Class I	1,466	52,501
*ATS Automation Tooling Systems, Inc.	5,550	162,802
#*Aurora Cannabis, Inc.	812	2,478
B2Gold Corp.	32,498	138,116
B2Gold Corp.	39,460	168,270
#Badger Infrastructure Solutions, Ltd.	4,162	96,882
*Ballard Power Systems, Inc.	290	2,407
#*Ballard Power Systems, Inc.	40	334
Bank of Montreal	27,927	2,961,379
Bank of Montreal	22,588	2,407,348
Bank of Nova Scotia (The)	40,152	2,555,741
Bank of Nova Scotia (The)	68,538	4,339,826
Barrick Gold Corp.	39,033	875,001
Barrick Gold Corp.	67,929	1,515,496
*Bausch Health Cos., Inc.	7,383	140,351
*Bausch Health Cos., Inc.	10,701	204,383
*Baytex Energy Corp.	2,628	13,510
#BCE, Inc.	1,529	81,297
BCE, Inc.	4,463	238,506
#Birchcliff Energy, Ltd.	40,539	298,163
Bird Construction, Inc.	8	54
Black Diamond Group, Ltd.	68	233
#*BlackBerry, Ltd.	4,769	27,426
#*BlackBerry, Ltd.	2,625	15,015
BMTC Group, Inc.	4	48
*Bombardier, Inc., Class A	12	13
*Bombardier, Inc., Class B	19,363	19,090
Boralex, Inc., Class A	3,820	115,104
Brookfield Asset Management Reinsurance Partners, Ltd., Class A	122	6,133
Brookfield Asset Management, Inc., Class A	23,914	1,199,021
Brookfield Asset Management, Inc., Class A	27,133	1,352,851
Brookfield Infrastructure Corp., Class A	775	54,963
Brookfield Infrastructure Corp., Class A	2,698	192,410
BRP, Inc.	1,145	92,779
BRP, Inc.	1,544	125,726
#*CAE, Inc.	9,085	217,164
#*CAE, Inc.	4,548	108,151
#Calian Group, Ltd.	8	444
Cameco Corp.	6,320	163,119
Cameco Corp.	14,109	366,179
Canaccord Genuity Group, Inc.	9,079	80,273
Canacol Energy, Ltd.	130	290
#*Canada Goose Holdings, Inc.	3,972	87,020
*Canada Goose Holdings, Inc.	1,701	37,031
Canadian Imperial Bank of Commerce	431	47,647
Canadian Imperial Bank of Commerce	25,359	2,817,953
Canadian National Railway Co.	33,903	3,987,671
Canadian National Railway Co.	18,178	2,148,846
#Canadian Natural Resources, Ltd.	78,513	4,857,599
Canadian Natural Resources, Ltd.	48,511	3,017,965
Canadian Pacific Railway, Ltd.	16,013	1,177,373
Canadian Pacific Railway, Ltd.	6,108	447,228
Canadian Tire Corp., Ltd., Class A	2,135	295,597
Canadian Utilities, Ltd., Class A	3,972	120,025
Canadian Utilities, Ltd., Class B	4	125

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
Canadian Western Bank	928	$23,533
*Canfor Corp.	109	2,088
*Canfor Pulp Products, Inc.	28	124
#*Canopy Growth Corp.	4,418	25,615
#Capital Power Corp.	41,427	1,368,529
*Capstone Copper Corp.	6,084	27,848
#Cascades, Inc.	5,956	58,859
CCL Industries, Inc.	7,526	329,824
*Celestica, Inc.	4,762	53,803
*Celestica, Inc.	1,666	18,709
Cenovus Energy, Inc.	99,791	1,844,138
Cenovus Energy, Inc.	39,892	741,313
Centerra Gold, Inc.	1,716	15,964
CES Energy Solutions Corp.	212	436
*CGI, Inc.	19,159	1,527,547
*CGI, Inc.	7,487	600,108
CI Financial Corp.	11,136	145,947
Cogeco Communications, Inc.	793	65,460
Cogeco, Inc.	200	11,971
*Colabor Group, Inc.	68	47
#Colliers International Group, Inc.	756	83,908
Colliers International Group, Inc.	312	34,398
Computer Modelling Group, Ltd.	28	104
Constellation Software, Inc.	1,905	3,013,702
*Copper Mountain Mining Corp.	104	233
Corby Spirit and Wine, Ltd.	8	120
Corus Entertainment, Inc., Class B	17,689	58,269
Crescent Point Energy Corp.	13,246	91,662
#Crescent Point Energy Corp.	5,245	36,525
*Cronos Group, Inc.	7,165	21,696
#*Cronos Group, Inc.	668	2,017
#*Denison Mines Corp.	14,056	18,257
*Denison Mines Corp.	2,743	3,593
*Descartes Systems Group, Inc. (The)	165	10,301
*Descartes Systems Group, Inc. (The)	318	19,764
Dexterra Group, Inc.	48	266
Dollarama, Inc.	15,562	869,636
Doman Building Materials Group, Ltd.	48	268
#Dorel Industries, Inc., Class B	20	130
DREAM Unlimited Corp.	1,437	51,946
Dundee Precious Metals, Inc.	13,721	79,875
Dynacor Gold Mines, Inc.	40	98
*Eldorado Gold Corp.	7,490	73,139
Emera, Inc.	32,616	1,583,013
Empire Co., Ltd., Class A	8,662	287,570
Enbridge, Inc.	109,326	4,770,987
Enbridge, Inc.	46,221	2,027,424
#Endeavour Mining PLC	14,027	345,064
Enerflex, Ltd.	10,571	73,283
Enerplus Corp.	174	2,143
Enghouse Systems, Ltd.	2,355	66,575
*Equinox Gold Corp.	25	179
Equitable Group, Inc.	3,664	165,275
*ERO Copper Corp.	207	2,991
Evertz Technologies, Ltd.	8	88
Exchange Income Corp.	1,957	63,470

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
Exco Technologies, Ltd.	16	$108
Extendicare, Inc.	2,585	14,704
Fairfax Financial Holdings, Ltd.	5,037	2,781,947
#Fiera Capital Corp.	2,479	19,028
Finning International, Inc.	694	19,625
#First Majestic Silver Corp.	92	955
First Majestic Silver Corp.	1,029	10,599
First Quantum Minerals, Ltd.	43,018	1,239,664
FirstService Corp.	1,397	175,088
FirstService Corp., Class WI	546	68,190
Fortis, Inc.	24,014	1,174,535
Fortis, Inc.	39,844	1,938,411
#*Fortuna Silver Mines, Inc.	21,010	73,812
Franco-Nevada Corp.	4,264	644,546
Franco-Nevada Corp.	2,253	342,485
*Frontera Energy Corp.	52	563
Gamehost, Inc.	20	130
*GDI Integrated Facility Services, Inc.	508	17,227
George Weston, Ltd.	3,883	485,569
#Gibson Energy, Inc.	2,142	40,995
Gildan Activewear, Inc.	721	24,557
Gildan Activewear, Inc.	1,428	48,381
*GoGold Resources, Inc.	132	261
#*GoldMoney, Inc.	52	77
#Great-West Lifeco, Inc.	13,763	381,645
#Hardwoods Distribution, Inc.	12	305
*Heroux-Devtek, Inc.	8	96
*HEXO Corp.	12	5
High Liner Foods, Inc.	8	75
HLS Therapeutics, Inc.	12	129
#Home Capital Group, Inc.	4,821	120,860
Hudbay Minerals, Inc.	1,333	8,531
Hudbay Minerals, Inc.	566	3,645
Hydro One, Ltd.	23,607	641,502
*i-80 Gold Corp.	53	140
iA Financial Corp., Inc.	15,840	832,497
*IAMGOLD Corp.	227,555	641,705
*IAMGOLD Corp.	65,331	185,557
*IBI Group, Inc.	35	310
#IGM Financial, Inc.	6,345	202,109
*Imperial Metals Corp.	66	191
Imperial Oil, Ltd.	11,883	601,379
Imperial Oil, Ltd.	295	14,791
Information Services Corp.	12	203
Innergex Renewable Energy, Inc.	2,262	30,442
Intact Financial Corp.	11,254	1,582,543
#Interfor Corp.	3,177	91,031
Intertape Polymer Group, Inc.	3,364	104,627
Jamieson Wellness, Inc.	2,285	57,748
*Karora Resources, Inc.	92	475
K-Bro Linen, Inc.	8	197
*Kelt Exploration, Ltd.	2,166	11,236
Keyera Corp.	11,412	284,575
*Kinaxis, Inc.	472	52,502
Kinross Gold Corp.	120,987	614,614
Kinross Gold Corp.	54,300	275,738

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
KP Tissue, Inc.	4	$35
#*Largo, Inc.	8	67
Lassonde Industries, Inc., Class A	4	430
#Laurentian Bank of Canada	23,054	704,761
Leon’s Furniture, Ltd.	1,479	22,682
LifeWorks, Inc.	1,568	23,188
#*Lightspeed Commerce, Inc.	247	5,521
*Lightspeed Commerce, Inc.	121	2,718
Linamar Corp.	3,846	153,112
Loblaw Cos., Ltd.	23,007	2,115,373
Logistec Corp., Class B	8	275
*Lucara Diamond Corp.	280	136
Lundin Mining Corp.	44,499	408,414
#*MAG Silver Corp.	40	593
Magellan Aerospace Corp.	4	31
Magna International, Inc.	10,219	619,033
Magna International, Inc.	25,361	1,528,507
*Major Drilling Group International, Inc.	3,480	31,613
*Mandalay Resources Corp.	64	179
Manulife Financial Corp.	60,108	1,181,419
Manulife Financial Corp.	58,031	1,135,086
Maple Leaf Foods, Inc.	6,732	149,015
#Martinrea International, Inc.	7,180	43,090
*MDF Commerce, Inc.	8	16
Medical Facilities Corp.	8	62
*MEG Energy Corp.	17,155	259,060
Melcor Developments, Ltd.	12	145
Methanex Corp.	6,190	311,861
Methanex Corp.	40,469	2,029,925
Metro, Inc.	11,371	628,227
Morguard Corp.	4	395
MTY Food Group, Inc.	12,135	493,072
Mullen Group, Ltd.	4,692	45,119
National Bank of Canada	27,961	1,962,882
Neo Performance Materials, Inc.	16	162
*New Gold, Inc.	116,075	169,837
*New Gold, Inc.	339,044	495,004
NFI Group, Inc.	3,284	30,295
North American Construction Group, Ltd.	8	101
#North West Co., Inc. (The)	3,482	97,617
Northland Power, Inc.	5,595	169,726
Nutrien, Ltd.	20,445	2,019,465
Nutrien, Ltd.	33,839	3,324,682
*NuVista Energy, Ltd.	7,278	62,413
*OceanaGold Corp.	35,873	89,819
Open Text Corp.	10,088	404,024
Open Text Corp.	8,737	351,722
*Organigram Holdings, Inc.	8,616	12,269
#Osisko Gold Royalties, Ltd.	2,842	35,157
#Pan American Silver Corp.	4,136	102,449
#Pan American Silver Corp.	8,370	208,587
Paramount Resources, Ltd., Class A	122	2,965
#Parex Resources, Inc.	110,312	2,161,271
Park Lawn Corp.	1,107	29,432
Parkland Corp.	13,653	389,811
Pason Systems, Inc.	100	1,268

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
*Patriot One Technologies, Inc.	84	$36
Pembina Pipeline Corp.	49,078	1,857,602
Pembina Pipeline Corp.	19,841	754,643
Peyto Exploration & Development Corp.	12,493	127,955
PHX Energy Services Corp.	40	218
Pizza Pizza Royalty Corp.	8	85
*Points.com, Inc.	8	130
Polaris Infrastructure, Inc.	12	176
Pollard Banknote, Ltd.	4	67
*Precision Drilling Corp.	12	869
#Premium Brands Holdings Corp.	1,984	162,812
Primo Water Corp.	725	10,614
Primo Water Corp.	5,432	79,862
#Quebecor, Inc., Class B	7,651	180,971
*Real Matters, Inc.	6,697	23,894
*Recipe Unlimited Corp.	8	90
Restaurant Brands International, Inc.	7,918	454,679
Restaurant Brands International, Inc.	15,023	857,663
#Richelieu Hardware, Ltd.	17,114	488,359
Ritchie Bros Auctioneers, Inc.	4,737	260,961
Ritchie Bros Auctioneers, Inc.	3,432	190,015
Rogers Communications, Inc., Class B	43,827	2,399,760
Rogers Communications, Inc., Class B	8,604	468,574
Rogers Sugar, Inc.	5,044	24,114
#Royal Bank of Canada	49,125	4,987,261
Royal Bank of Canada	60,650	6,127,470
Russel Metals, Inc.	8,231	220,515
Sandstorm Gold, Ltd.	6,596	49,339
Sandstorm Gold, Ltd.	4,273	31,663
Saputo, Inc.	12,816	275,363
Savaria Corp.	20	240
Secure Energy Services, Inc.	28	144
Shaw Communications, Inc., Class B	7,249	217,008
*Shawcor, Ltd.	52	198
*Shopify, Inc., Class A	1,880	802,422
*Shopify, Inc., Class A	1,916	823,833
Sienna Senior Living, Inc.	4,506	48,972
Sierra Metals, Inc.	60	61
*Sierra Wireless, Inc.	1,268	19,920
*Sierra Wireless, Inc.	1,675	26,513
Sleep Country Canada Holdings, Inc.	3,268	63,823
#SNC-Lavalin Group, Inc.	9,181	205,236
*Spin Master Corp.	155	5,604
Sprott, Inc.	589	27,147
Sprott, Inc.	717	33,189
SSR Mining, Inc.	13,966	308,813
Stantec, Inc.	7,596	348,580
Stantec, Inc.	24,028	1,108,666
Stelco Holdings, Inc.	34	1,247
Stella-Jones, Inc.	346	9,611
Sun Life Financial, Inc.	4,758	236,711
Sun Life Financial, Inc.	31,524	1,576,385
Suncor Energy, Inc.	55,614	2,009,510
Suncor Energy, Inc.	91,408	3,285,204
*Sundial Growers, Inc.	177	83
*SunOpta, Inc.	485	2,687

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
Superior Plus Corp.	7,884	$69,892
Tamarack Valley Energy, Ltd.	168	661
*Taseko Mines, Ltd.	5,399	10,519
TC Energy Corp.	42,066	2,225,291
TC Energy Corp.	27,192	1,445,715
Teck Resources, Ltd., Class B	20,689	820,405
Teck Resources, Ltd., Class B	13,600	536,656
*TeraGo, Inc.	16	68
TerraVest Industries, Inc.	12	209
TFI International, Inc.	6,058	489,835
TFI International, Inc.	14,784	1,189,816
Thomson Reuters Corp.	5,533	553,079
Thomson Reuters Corp.	3,592	360,985
Tidewater Midstream and Infrastructure, Ltd.	220	217
TMX Group, Ltd.	3,317	339,447
*Torex Gold Resources, Inc.	7,116	80,066
#Toromont Industries, Ltd.	26,499	2,344,800
#Toronto-Dominion Bank (The)	65,677	4,744,507
Toronto-Dominion Bank (The)	63,014	4,574,992
*Total Energy Services, Inc.	40	253
Tourmaline Oil Corp.	8,897	460,565
#TransAlta Corp.	14,589	157,299
TransAlta Corp.	5,183	55,614
TransAlta Renewables, Inc.	7,906	110,234
#Transcontinental, Inc., Class A	50,188	631,449
*Trican Well Service, Ltd.	160	561
Tricon Residential, Inc.	1,944	28,277
*Trisura Group, Ltd.	1,832	44,279
*Turquoise Hill Resources, Ltd.	1,288	35,323
*Uni-Select, Inc.	1,603	37,853
Vecima Networks, Inc.	4	51
Vermilion Energy, Inc.	10,682	209,202
Vermilion Energy, Inc.	4,181	81,446
VersaBank	16	163
*Victoria Gold Corp.	1,400	15,336
Wajax Corp.	1,237	18,777
#Waste Connections, Inc.	5,039	698,769
Waste Connections, Inc.	8,687	1,198,545
Waterloo Brewing, Ltd.	27	94
*Wesdome Gold Mines, Ltd.	181,906	1,865,958
West Fraser Timber Co., Ltd.	5,434	480,070
Western Forest Products, Inc.	10,962	17,669
Westshore Terminals Investment Corp.	3,927	105,791
#Wheaton Precious Metals Corp.	32,391	1,453,060
Wheaton Precious Metals Corp.	10,273	462,830
Whitecap Resources, Inc.	32,638	268,908
Winpak, Ltd.	2,563	85,209
WSP Global, Inc.	14,823	1,737,633
Yamana Gold, Inc.	29,857	165,632
Yamana Gold, Inc.	11,660	64,247
Yellow Pages, Ltd.	20	217

TOTAL CANADA		171,196,485

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (0.0%)
BOC Aviation, Ltd.	200	$1,583
China Gold International Resources Corp., Ltd.	184	691

TOTAL CHINA		2,274

DENMARK (2.3%)
*ALK-Abello A/S	5,600	123,296
Alm Brand A/S	250	435
#Ambu A/S, Class B	2,616	35,029
AP Moller - Maersk A/S, Class A	33	94,536
AP Moller - Maersk A/S, Class B	68	199,430
#*Bang & Olufsen A/S	375	903
BankNordik P/F	4	71
*Bavarian Nordic A/S	3,585	69,094
#*Brodrene Hartmann A/S	4	132
Carlsberg A/S, Class B	15,703	2,022,975
cBrain A/S	6	197
Chemometec A/S	910	104,211
#Chr Hansen Holding A/S	17,709	1,388,833
Coloplast A/S, Class B	6,054	823,364
Columbus A/S	114	150
D/S Norden A/S	4,543	170,089
Danske Bank A/S	29,241	452,426
*Demant A/S	5,546	246,103
Dfds A/S	78	3,049
*Drilling Co. of 1972 A/S (The)	530	26,608
DSV A/S	21,775	3,613,057
FLSmidth & Co. A/S	9,480	264,047
*Genmab A/S	7,174	2,548,590
*Genmab A/S, Class S, ADR	5,960	209,673
GN Store Nord A/S	4,860	185,266
H Lundbeck A/S	2,267	52,405
*H+H International A/S, Class B	46	1,120
#*ISS A/S	9,691	162,105
*Jyske Bank A/S, Registered	1,328	74,505
Matas A/S	2,617	36,427
*Netcompany Group A/S	1,528	86,116
*Nilfisk Holding A/S	1,710	48,502
*NKT A/S	1,286	61,863
*NNIT A/S	8	99
Novo Nordisk A/S, Class B	121,797	14,030,846
Novo Nordisk A/S, Sponsored ADR	3,120	355,680
Novozymes A/S, B Shares	11,566	810,619
*NTG Nordic Transport Group A/S	709	38,862
Orsted A/S	5,138	577,754
#Pandora A/S	5,727	510,868
Per Aarsleff Holding A/S	572	21,983
Ringkjoebing Landbobank A/S	794	98,190
ROCKWOOL A/S, Class B	678	191,728
Royal Unibrew A/S	2,631	229,172
#*RTX A/S	4	91
Scandinavian Tobacco Group A/S	11,051	232,420
Schouw & Co. A/S	237	18,184
SimCorp A/S	1,720	121,963
Solar A/S, B Shares	204	24,360
SP Group A/S	217	10,463
Spar Nord Bank A/S	2,068	26,454

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
DENMARK (Continued)
Sydbank AS	50,529	$1,754,215
Topdanmark A/S	5,757	323,966
#*TORM PLC, Class A	26	257
Tryg A/S	10,938	262,153
Vestas Wind Systems A/S	47,263	1,225,394
*Zealand Pharma A/S	1,194	13,614

TOTAL DENMARK		33,983,942

FINLAND (1.3%)
Aktia Bank OYJ	1,287	13,129
Alandsbanken Abp, Class B	4	135
Alma Media OYJ	24	248
Anora Group OYJ	68	629
Apetit OYJ	8	106
*BasWare OYJ	291	12,172
Bittium OYJ	16	91
Cargotec OYJ, Class B	2,131	74,592
Caverion OYJ	4,136	20,377
Citycon OYJ	40	285
Digia OYJ	8	58
Elisa OYJ	9,201	541,241
Enento Group OYJ	17	402
#*Finnair OYJ	836	415
Fiskars OYJ Abp	1,797	41,517
Fortum OYJ	26,997	452,841
#Harvia OYJ	1,457	50,446
HKScan OYJ, A Shares	16	23
Huhtamaki OYJ	5,117	195,037
Kamux Corp.	1,555	15,880
Kemira OYJ	9,402	123,983
Kesko OYJ, Class A	1,197	28,286
Kesko OYJ, Class B	19,547	495,527
Kojamo OYJ	7,683	153,431
Kone OYJ, Class B	26,063	1,267,255
*Konecranes OYJ	2,518	71,722
Lassila & Tikanoja OYJ	1,407	15,170
#*Lehto Group OYJ	32	13
Marimekko Oyj	1,380	19,450
Metsa Board OYJ	1,058	11,485
Metsa Board OYJ	9	99
Metso Outotec OYJ	19,334	167,414
Musti Group OYJ	2,326	55,113
Neste OYJ	18,918	822,253
*Nokia OYJ, Sponsored ADR	499,496	2,517,460
*Nokia OYJ	200,356	1,029,458
Nokian Renkaat OYJ	6,161	83,682
Nordea Bank Abp	275,255	2,781,850
Olvi OYJ	586	19,504
Oriola OYJ, Class A	40	86
Oriola OYJ, Class B	92	200
Orion OYJ, Class A	24	977
Orion OYJ, Class B	5,818	229,796
Outokumpu OYJ	229,278	1,145,289
Ponsse OYJ	328	10,190
*QT Group OYJ	807	71,615
Raisio OYJ, Class V	4,893	11,537

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINLAND (Continued)
Rapala VMC OYJ	32	$207
Revenio Group OYJ	1,413	68,182
Rovio Entertainment OYJ	8	74
Sampo OYJ, A Shares	36,584	1,791,165
Sanoma OYJ	1,413	17,947
Stora Enso OYJ, Registered	25,866	515,595
Taaleri OYJ	8	87
Talenom OYJ	641	7,100
#*Tecnotree OYJ	168	163
Teleste OYJ	16	78
Terveystalo OYJ	5,072	57,253
TietoEVRY OYJ	4,950	125,015
Tokmanni Group Corp.	22,456	293,756
UPM-Kymmene OYJ	49,485	1,724,831
Uponor OYJ	14,919	264,255
Vaisala OYJ, A Shares	345	15,978
Valmet OYJ	4,196	113,586
Wartsila OYJ Abp	189,200	1,536,498
*WithSecure OYJ	5,700	31,209
YIT OYJ	8,420	34,163

TOTAL FINLAND		19,149,611

FRANCE (8.5%)
ABC arbitrage	45	347
*Accor SA	6,226	207,093
#*Aeroports de Paris	2,002	286,284
Air Liquide SA	30,816	5,375,107
Airbus SE	44,168	4,917,651
AKWEL	8	148
Albioma SA	3,641	194,167
ALD SA	8,111	110,895
#Alstom SA	17,926	399,402
Alten SA	1,051	143,362
Amundi SA	1,034	62,940
Arkema SA	16,676	1,920,209
Atos SE	2,728	67,343
Aubay	237	13,751
AXA SA	80,670	2,166,723
Axway Software SA	4	73
Bastide le Confort Medical	8	319
*Beneteau SA	4,215	53,360
#Bigben Interactive	12	182
BioMerieux	1,589	152,176
BNP Paribas SA	104,779	5,494,235
Boiron SA	4	175
Bollore SE	46,982	221,550
Bonduelle SCA	222	3,752
Bouygues SA	17,190	595,723
Bureau Veritas SA	12,919	373,842
Capgemini SE	18,386	3,803,626
Carrefour SA	98,775	2,100,731
#*Casino Guichard Perrachon SA	2,187	38,530
*Cegedim SA	539	14,102
*CGG SA	27,129	31,682
Chargeurs SA	16	293
Cie de Saint-Gobain	24,020	1,427,400

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FRANCE (Continued)
*Cie des Alpes	16	$249
Cie Generale des Etablissements Michelin SCA	26,479	3,325,553
Cie Plastic Omnium SA	257	4,219
CNP Assurances	5,468	120,446
Coface SA	13,843	168,089
Credit Agricole SA	56,850	622,291
Danone SA	47,923	2,914,076
*Dassault Aviation SA	273	46,138
*Dassault Systemes SE	14,992	672,727
*DBV Technologies SA	32	84
Derichebourg SA	11,058	101,316
Edenred	33,038	1,674,363
Eiffage SA	8,260	822,941
Electricite de France SA	28,387	260,059
*Elior Group SA	16,208	50,236
*Elis SA	13,871	201,207
Engie SA	86,793	1,036,671
*Eramet SA	992	134,058
EssilorLuxottica SA	19,718	3,407,294
*Etablissements Maurel et Prom SA	52	238
Eurazeo SE	1,563	121,358
Eurofins Scientific SE	6,463	604,907
Euronext NV	4,482	362,282
Eutelsat Communications SA	8,628	96,574
#Faurecia SE	33,069	735,053
Faurecia SE	263	5,868
Fnac Darty SA	10,386	518,911
Gaztransport Et Technigaz SA	1,249	150,474
Getlink SE	15,984	294,754
*GL Events	16	298
Groupe Gorge SA	14	279
Guerbet	539	14,159
*Haulotte Group SA	16	65
Hermes International	1,116	1,396,898
HEXAOM	4	126
*ID Logistics Group	129	41,371
Imerys SA	2,406	95,792
*Innate Pharma SA	40	116
Ipsen SA	2,062	214,703
*IPSOS	39,928	1,941,831
Jacquet Metals SACA	16	348
*JCDecaux SA	15,658	330,699
Kaufman & Broad SA	304	9,316
Kering SA	5,040	2,728,132
Korian SA	4,440	94,148
La Francaise des Jeux SAEM	1,046	39,295
Lagardere SA	139	3,660
Lectra	22	917
Legrand SA	33,390	2,985,659
LISI	528	11,976
LNA Sante SA	4	148
L’Oreal SA	13,269	4,883,959
LVMH Moet Hennessy Louis Vuitton SE	22,047	14,408,664
Maisons du Monde SA	1,416	24,379
Manitou BF SA	8	182
Mersen SA	2,023	67,546

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FRANCE (Continued)
Metropole Television SA	75	$1,401
#*Nacon SA	2	12
Nexity SA	7,506	229,477
*Nicox	28	50
NRJ Group	12	76
Oeneo SA	40	591
Orange SA	227,444	2,715,670
Orpea SA	2,783	100,056
Pernod Ricard SA	8,159	1,701,244
Pharmagest Interactive	224	18,078
*Prodways Group SA	21	57
Publicis Groupe SA	15,504	941,778
Quadient SA	2,789	52,461
#Remy Cointreau SA	1,309	261,687
*Renault SA	10,827	269,273
*Rexel SA	14,132	292,805
Rothschild & Co.	1,329	52,576
Rubis SCA	3,383	90,793
Safran SA	20,004	2,177,435
#Sanofi	68,073	7,266,118
Sartorius Stedim Biotech	879	290,153
Schneider Electric SE	29,897	4,343,046
SCOR SE	80,670	2,297,781
SEB SA	668	80,830
SES SA	21,653	194,987
Societe BIC SA	677	40,567
Societe Generale SA	110,571	2,702,715
Societe pour l’Informatique Industrielle	445	22,252
Sodexo SA	15,079	1,147,258
*SOITEC	861	157,093
#*Solocal Group	114	128
Somfy SA	10	1,346
Sopra Steria Group SACA	774	138,566
SPIE SA	10,655	253,586
*SRP Groupe SA	52	86
Stef SA	4	395
STMicroelectronics NV, Sponsored NYS	6,357	232,793
STMicroelectronics NV	15,815	596,205
Sword Group	211	9,160
Synergie SE	4	154
*Technip Energies NV	873	10,670
Teleperformance	5,475	1,979,389
Television Francaise 1	95	810
Thales SA	5,606	721,516
Thermador Groupe	228	23,091
TotalEnergies SE	194,612	9,695,595
Trigano SA	222	28,994
*Ubisoft Entertainment SA	2,565	116,762
Valeo	17,355	320,494
*Vallourec SA	4	48
Veolia Environnement SA	31,346	922,612
*Verallia SA	439	12,143
Vetoquinol SA	4	523
Vicat SA	1,828	55,540
VIEL & Cie SA	16	97
Vilmorin & Cie SA	101	4,800

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FRANCE (Continued)
#Vinci SA	48,592	$4,759,187
Virbac SA	584	237,812
Vivendi SE	18,530	214,249
Wavestone	282	14,875
*Worldline SA	15,049	600,906
*X-Fab Silicon Foundries SE	2,451	17,673

TOTAL FRANCE		126,342,800

GERMANY (6.9%) 1&1 AG	2,874	60,699
3U Holding AG	24	60
7C Solarparken AG	12	56
Aareal Bank AG	2,808	96,334
Adesso SE	116	22,884
adidas AG	16,898	3,453,366
ADLER Group SA	1,150	8,777
*ADVA Optical Networking se	3,771	62,896
Allgeier SE	4	182
Allianz SE, Registered	32,447	7,400,535
Amadeus Fire AG	523	73,713
Atoss Software AG	142	20,853
*Aumann AG	8	121
Aurubis AG	1,680	193,449
BASF SE	61,324	3,261,220
Basler AG	4	450
*Bauer AG	11	104
*Bayer AG, Registered	75,585	5,015,557
Bayerische Motoren Werke AG, Preference	1,866	139,077
Bayerische Motoren Werke AG	30,668	2,540,056
BayWa AG	429	20,524
Bechtle AG	5,679	265,524
Befesa SA	1,952	122,320
Beiersdorf AG	4,411	445,888
Bertrandt AG	4	187
bet-at-home.com AG	8	125
*Bijou Brigitte AG	4	93
*Bilfinger SE	37,126	1,514,164
*Borussia Dortmund GmbH & Co. KGaA	48	189
Brenntag SE	27,314	2,130,579
CANCOM SE	2,736	133,061
Carl Zeiss Meditec AG	1,395	177,188
CECONOMY AG	9,600	33,259
CENIT AG	8	127
Cewe Stiftung & Co. KGaA	201	18,427
*Commerzbank AG	97,700	647,479
CompuGroup Medical SE & Co. KgaA	858	46,344
*Continental AG	3,928	273,577
*Corestate Capital Holding SA	16	139
Covestro AG	42,369	1,845,551
CropEnergies AG	27	352
*CTS Eventim AG & Co. KGaA	206	14,343
*Daimler Truck Holding AG	21,087	573,941
#*Delivery Hero SE	2,861	102,137
Dermapharm Holding SE	78	4,443
*Deutsche Bank AG, Registered	67,871	689,228
*Deutsche Bank AG, Registered	200,521	1,981,148

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
GERMANY (Continued)
Deutsche Boerse AG	23,524	$4,124,536
*Deutsche Lufthansa AG, Registered	18,010	135,905
Deutsche Post AG, Registered	89,402	3,859,364
Deutsche Telekom AG	300,296	5,566,141
Deutz AG	78,746	352,895
#DIC Asset AG	208	2,923
Draegerwerk AG & Co. KGaA, Preference	1,258	62,640
Duerr AG	37,327	978,155
E.ON SE	172,535	1,807,421
Eckert & Ziegler Strahlen- und Medizintechnik AG	878	44,701
*EDAG Engineering Group AG	4	50
*ElringKlinger AG	1,562	13,166
Encavis AG	5,609	123,966
Energiekontor AG	8	770
Evonik Industries AG	13,181	347,772
Fielmann AG	1,878	95,494
#*flatexDEGIRO AG	960	16,635
*Fraport AG Frankfurt Airport Services Worldwide	1,681	91,081
Freenet AG	5,393	149,687
Fresenius Medical Care AG & Co. KGaA	14,497	909,054
Fresenius SE & Co. KGaA	51,081	1,821,415
FUCHS PETROLUB SE, Preference	4,506	142,989
*FUCHS PETROLUB SE	86	2,295
*Gateway Real Estate AG	28	167
GEA Group AG	6,682	262,019
Gerresheimer AG	2,195	153,989
GFT Technologies SE	638	25,576
*Global Fashion Group SA	3	6
Grand City Properties SA	7,414	131,400
Hamburger Hafen und Logistik AG	4,295	70,321
Hannover Rueck SE	2,963	465,435
Hapag-Lloyd AG	827	334,147
HeidelbergCement AG	6,815	397,292
*Heidelberger Druckmaschinen AG	10,580	23,796
#*HelloFresh SE	7,537	322,659
Henkel AG & Co. KGaA	3,356	214,549
Henkel AG & Co. KGaA, Preference	7,523	486,978
*Highlight Communications AG	12	47
Hornbach Baumarkt AG	8	453
Hornbach Holding AG & Co. KGaA	1,076	129,518
HUGO BOSS AG	33,680	1,913,689
*Hypoport SE	300	83,869
Indus Holding AG	506	14,466
Infineon Technologies AG	81,211	2,351,744
Instone Real Estate Group SE	3,565	55,135
IVU Traffic Technologies AG	8	151
Jenoptik AG	30,419	864,521

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
GERMANY (Continued)
JOST Werke AG	386	$14,985
Jungheinrich AG, Preference	1,282	31,756
*K+S AG, Registered	17,881	607,219
KION Group AG	4,188	235,310
*Kloeckner & Co. SE	5,267	68,844
Knorr-Bremse AG	3,097	223,280
*Koenig & Bauer AG	8	157
Krones AG	10	782
KWS Saat SE & Co. KGaA	70	5,184
LANXESS AG	3,382	132,331
LEG Immobilien SE	10,644	1,095,942
#*Leoni AG	16	151
#*Manz AG	4	165
*Medigene AG	8	25
Mercedes-Benz Group AG	42,174	2,985,384
Merck KGaA	6,269	1,170,258
*METRO AG	673	5,950
MLP SE	2,308	16,338
*MTU Aero Engines AG	3,098	632,895
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	5,464	1,310,216
*Nagarro SE	619	88,026
Nemetschek SE	572	46,030
New Work SE	43	7,349
*Nexus AG	474	23,127
*Nordex SE	1,523	22,381
Norma Group SE	1,523	37,822
OHB SE	4	142
PATRIZIA AG	1,343	23,037
Pfeiffer Vacuum Technology AG	98	17,555
Porsche Automobil Holding SE, Preference	7,327	614,815
ProSiebenSat.1 Media SE	12,346	143,464
PSI Software AG	8	305
Puma SE	3,826	285,282
*PVA TePla AG	665	16,669
*q.beyond AG	48	75
*QIAGEN NV	3,886	176,308
#*QIAGEN NV	6,002	278,854
Rational AG	296	182,207
Rheinmetall AG	20,210	4,579,663
RTL Group SA	358	18,748
RWE AG	73,168	3,055,903
S&T AG	3,936	67,267
*SAF-Holland SE	4,501	34,449
*Salzgitter AG	2,402	100,904
SAP SE	67,453	6,942,341
Sartorius AG, Preference	1,729	655,003
Scout24 SE	4,294	274,516
*SGL Carbon SE	48	266
Siemens AG, Registered	40,864	5,077,446
Siemens Energy AG	4,908	95,425
Siemens Healthineers AG	9,470	512,108
Siltronic AG	80	7,570
Sixt SE, Preference	49	3,572
*Sixt SE	110	14,448

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
GERMANY (Continued)
#SMA Solar Technology AG	571	$26,336
#*SNP Schneider-Neureither & Partner SE	4	126
Software AG	859	26,769
Stabilus SE	4,497	214,434
STO SE & Co.KGaA, Preference	4	846
STRATEC SE	2,109	239,844
Stroeer SE & Co.KGaA	1,094	65,958
Suedzucker AG	5,458	71,514
*SUESS MicroTec SE	817	12,808
Surteco Group SE	4	128
Symrise AG	20,328	2,432,944
TAG Immobilien AG	16,127	324,272
Takkt AG	765	12,396
Talanx AG	832	34,933
*TeamViewer AG	78	950
Technotrans SE	4	100
Telefonica Deutschland Holding AG	70,772	214,203
*thyssenkrupp AG	15,542	121,003
Traffic Systems SE	4	130
United Internet AG	10,002	324,252
#*va-Q-tec AG	4	71
Varta AG	61	5,778
VERBIO Vereinigte BioEnergie AG	346	24,748
*Vitesco Technologies Group AG	1,067	43,382
Volkswagen AG, Preference	20,155	3,166,847
Volkswagen AG	1,196	263,953
Vonovia SE, Class R	20,489	821,367
Vossloh AG	391	15,035
Wacker Chemie AG	1,170	187,798
Wacker Neuson SE	1,088	22,875
Washtec AG	224	12,241
Wuestenrot & Wuerttembergische AG	520	9,830
*Zalando SE	9,172	366,044
Zeal Network SE	496	19,308

TOTAL GERMANY		103,365,180

HONG KONG (2.4%)
AIA Group, Ltd.	812,600	8,052,312
*Apollo Future Mobility Group, Ltd.	1,648,000	74,564
ASM Pacific Technology, Ltd.	47,400	483,597
Bank of East Asia, Ltd. (The)	164,200	244,014
BOC Hong Kong Holdings, Ltd.	542,500	1,980,924
BOCOM International Holdings Co., Ltd.	1,000	137
Budweiser Brewing Co APAC, Ltd.	46,400	116,973
Cafe de Coral Holdings, Ltd.	12,000	18,934
#*Cathay Pacific Airways, Ltd.	389,000	390,678
*China Energy Development Holdings, Ltd.	8,000	150
Chow Sang Sang Holdings International, Ltd.	7,000	7,815
Chow Tai Fook Jewellery Group, Ltd.	1,029,800	1,742,988
CITIC Telecom International Holdings, Ltd.	2,000	719
CK Asset Holdings, Ltd.	109,627	746,109
CK Hutchison Holdings, Ltd.	98,500	692,977
CK Infrastructure Holdings, Ltd.	13,000	87,565
CK Life Sciences Int’l Holdings, Inc.	2,000	150
CLP Holdings, Ltd.	378,500	3,690,377
Dah Sing Banking Group, Ltd.	400	339

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HONG KONG (Continued)
Dah Sing Financial Holdings, Ltd.	5,600	$16,452
*Digital Domain Holdings, Ltd.	4,000	296
Far East Consortium International, Ltd.	1,028	322
First Pacific Co., Ltd.	242,000	97,773
*FIT Hon Teng, Ltd.	490,000	63,700
Galaxy Entertainment Group, Ltd.	1,000	5,812
*»Genting Hong Kong, Ltd.	368,000	19,464
Giordano International, Ltd.	2,000	421
Great Eagle Holdings, Ltd.	6,000	14,071
Guotai Junan International Holdings, Ltd.	614,000	67,299
#Haitong International Securities Group, Ltd.	699,000	111,360
Hang Lung Group, Ltd.	1,000	1,963
Hang Lung Properties, Ltd.	51,000	97,630
Hang Seng Bank, Ltd.	35,800	636,503
Henderson Land Development Co., Ltd.	54,000	219,203
HK Electric Investments & HK Electric Investments, Ltd.	273,500	270,148
HKBN, Ltd.	211,500	247,186
HKT Trust & HKT, Ltd.	313,000	449,186
#Hong Kong & China Gas Co., Ltd.	1,799,000	1,992,482
Hong Kong Exchanges & Clearing, Ltd.	103,600	4,460,287
Hong Kong Technology Venture Co., Ltd.	116,000	98,759
*Hongkong & Shanghai Hotels, Ltd. (The)	1,000	995
Hysan Development Co., Ltd.	7,000	20,653
IGG, Inc.	305,000	127,113
Johnson Electric Holdings, Ltd.	509	582
K Wah International Holdings, Ltd.	47,000	17,671
Karrie International Holdings, Ltd.	2,000	382
Kerry Logistics Network, Ltd.	500	1,155
Kowloon Development Co., Ltd.	6,000	7,846
*Landing International Development, Ltd.	2,400	69
#*Lifestyle International Holdings, Ltd.	500	244
Luk Fook Holdings International, Ltd.	14,000	32,189
Man Wah Holdings, Ltd.	110,800	105,488
MTR Corp., Ltd.	39,000	208,019
*NagaCorp., Ltd.	2,000	1,802
New World Development Co., Ltd.	61,000	234,013
Pacific Basin Shipping, Ltd.	4,448,000	2,074,862
Pacific Textiles Holdings, Ltd.	95,000	42,014
PCCW, Ltd.	394,000	224,464
Power Assets Holdings, Ltd.	34,500	232,385
PRADA SpA	18,000	112,412
*Sands China, Ltd.	7,200	16,187
Sino Land Co., Ltd.	78,138	103,969
SITC International Holdings Co., Ltd.	339,000	1,144,956
*SJM Holdings, Ltd.	45,000	19,213
SmarTone Telecommunications Holdings, Ltd.	500	262
Stella International Holdings, Ltd.	9,500	10,050
Sun Hung Kai Properties, Ltd.	49,000	567,992
Swire Pacific, Ltd., Class A	10,500	60,087
Swire Pacific, Ltd., Class B	15,000	14,204
Swire Properties, Ltd.	56,600	136,917
Techtronic Industries Co., Ltd.	11,500	155,949
*Television Broadcasts, Ltd.	21,500	13,372
United Laboratories International Holdings, Ltd. (The)	262,000	129,228
Value Partners Group, Ltd.	155,000	59,462
VPower Group International Holdings, Ltd.	1,004	118

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HONG KONG (Continued)
VSTECS Holdings, Ltd.	26,000	$22,533
Wang On Group, Ltd.	20,000	163
WH Group, Ltd.	3,305,760	2,296,208
Wharf Real Estate Investment Co., Ltd.	36,000	170,453
Xinyi Glass Holdings, Ltd.	15,000	33,762
*Yue Yuen Industrial Holdings, Ltd.	500	737

TOTAL HONG KONG		35,601,819

IRELAND (0.5%)
AIB Group PLC	1,125	2,471
*Bank of Ireland Group PLC	69,428	424,811
Cairn Homes PLC	39,457	47,869
CRH PLC	25,471	1,025,923
CRH PLC, Sponsored ADR	44,440	1,758,935
*Dalata Hotel Group PLC	4,785	21,959
FBD Holdings PLC	114	1,198
*Flutter Entertainment PLC	3,299	336,126
Glanbia PLC	9,365	112,430
*Glenveagh Properties PLC	44,939	54,425
*Irish Continental Group PLC	10,878	44,182
Kerry Group PLC, Class A	6,362	704,719
Kingspan Group PLC	28,872	2,712,642
*Permanent TSB Group Holdings PLC	92	145
Smurfit Kappa Group PLC	20,893	896,633

TOTAL IRELAND		8,144,468

ISRAEL (0.7%)
AFI Properties, Ltd.	16	971
Africa Israel Residences, Ltd.	4	283
*Airport City, Ltd.	44	987
*Allot, Ltd.	16	94
Alrov Properties and Lodgings, Ltd.	4	259
Amot Investments, Ltd.	116	887
Arad, Ltd.	8	112
Ashtrom Group, Ltd.	24	675
Azorim-Investment Development & Construction Co., Ltd.	2,333	12,148
Azrieli Group, Ltd.	250	21,622
Bank Hapoalim BM	21,854	203,920
Bank Leumi Le-Israel BM	372,642	3,936,575
*Bezeq The Israeli Telecommunication Corp., Ltd.	1,354,758	2,161,337
Big Shopping Centers, Ltd.	4	608
Blue Square Real Estate, Ltd.	4	359
*Camtek, Ltd./Israel	16	471
*Cellcom Israel, Ltd.	6,112	35,667
*Clal Insurance Enterprises Holdings, Ltd.	536	11,940
Danel Adir Yeoshua, Ltd.	4	635
Delek Automotive Systems, Ltd.	32	455
*Delek Group, Ltd.	8	1,312
Delta Galil Industries, Ltd.	8	536
Elbit Systems, Ltd.	308	67,130
Elbit Systems, Ltd.	10	2,144
Electra Consumer Products 1970, Ltd.	4	228
Electra Real Estate, Ltd.	36	609
Energix-Renewable Energies, Ltd.	104	356
*Enlight Renewable Energy, Ltd.	27,004	58,597

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ISRAEL (Continued)
*Equital, Ltd.	595	$24,412
First International Bank Of Israel, Ltd. (The)	526	22,242
Formula Systems 1985, Ltd.	8	778
Fox Wizel, Ltd.	1,077	159,541
Gav-Yam Lands Corp., Ltd.	141	1,559
*Gilat Satellite Networks, Ltd.	2,217	16,341
Harel Insurance Investments & Financial Services, Ltd.	3,604	44,436
Hilan, Ltd.	12	701
ICL Group, Ltd.	500	5,518
Inrom Construction Industries, Ltd.	5,403	23,381
Isracard, Ltd.	4,817	24,362
Israel Canada T.R, Ltd.	60	300
Israel Discount Bank, Ltd., Class A	260,122	1,549,110
*Kamada, Ltd.	20	108
Kenon Holdings, Ltd.	12	694
Magic Software Enterprises, Ltd.	20	347
Malam - Team, Ltd.	636	18,314
Matrix IT, Ltd.	28	710
Maytronics, Ltd.	24	429
Mediterranean Towers, Ltd.	48	152
Mega Or Holdings, Ltd.	16	616
*Menora Mivtachim Holdings, Ltd.	20	501
Migdal Insurance & Financial Holdings, Ltd.	9,952	16,884
Mivne Real Estate KD, Ltd.	384	1,448
Mizrahi Tefahot Bank, Ltd.	21,470	799,933
*Nice, Ltd., Sponsored ADR	644	132,928
*Nice, Ltd.	1,416	291,247
*Nova, Ltd.	2,149	207,597
Novolog, Ltd.	180	183
Oil Refineries, Ltd.	1,220	547
*OPC Energy, Ltd.	1,165	12,882
*Partner Communications Co., Ltd.	112	892
*Paz Oil Co., Ltd.	4	621
*Perion Network, Ltd.	889	19,506
Phoenix Holdings, Ltd. (The)	112	1,416
Plasson Industries, Ltd.	4	236
Rami Levy Chain Stores Hashikma Marketing, Ltd.	12	911
Shapir Engineering and Industry, Ltd.	60	565
*Shikun & Binui, Ltd.	138	823
Shufersal, Ltd.	70,622	596,416
Strauss Group, Ltd.	40	1,071
Tadiran Group, Ltd.	4	654
Telsys, Ltd.	4	212
*Teva Pharmaceutical Industries, Ltd.	20,888	186,342
*Teva Pharmaceutical Industries, Ltd., Sponsored ADR	10,535	91,760
*Tower Semiconductor, Ltd.	213	10,263
YH Dimri Construction & Development, Ltd.	4	363

TOTAL ISRAEL		10,791,169

ITALY (2.2%)
A2A SpA	7,104	12,231
ACEA SpA	3,315	57,249
Alerion Cleanpower SpA	4	124
Amplifon SpA	109	4,395
Anima Holding SpA	231,686	1,143,875
*Aquafil SpA	12	77

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ITALY (Continued)
*Arnoldo Mondadori Editore SpA	156	$321
Ascopiave SpA	64	237
Assicurazioni Generali SpA	66,007	1,260,380
*Atlantia SpA	17,137	412,737
Avio SpA	12	143
Azimut Holding SpA	94,211	2,026,524
Banca Generali SpA	95	3,179
Banca IFIS SpA	16	295
Banca Mediolanum SpA	6,345	46,695
Banca Popolare di Sondrio SPA	62,624	251,180
Banca Sistema SpA	32	68
Banco BPM SpA	21,680	69,232
Banco di Desio e della Brianza SpA	40	128
Be Shaping the Future SpA	68	243
BFF Bank SpA	5,660	35,528
BPER Banca	56,382	95,466
Brembo SpA	6,802	68,888
*Brunello Cucinelli SpA	3,402	176,792
Buzzi Unicem SpA	7,183	134,505
Cairo Communication SpA	44	105
Carel Industries SpA	1,042	25,338
Cementir Holding NV	40	280
CNH Industrial NV	87,949	1,273,897
Credito Emiliano SpA	4,650	28,599
Danieli & C Officine Meccaniche SpA	727	15,607
Danieli & C Officine Meccaniche SpA	1,209	18,979
Davide Campari-Milano NV	18,444	209,850
DiaSorin SpA	20	2,638
Digital Bros SpA	4	102
doValue SpA	2,394	20,482
*Elica SpA	12	43
Emak SpA	40	60
*Enav SpA	16,711	77,675
Enel SpA	314,569	2,063,476
Eni SpA	212,192	2,997,385
ERG SpA	705	24,469
Esprinet SpA	1,359	12,710
*Eurotech SpA	20	73
Ferrari NV	4,088	875,467
Ferrari NV	13,357	2,801,497
FinecoBank Banca Fineco SpA, Class B	24,551	345,119
*FNM SpA	100	56
#*Geox SpA	64	56
Gruppo MutuiOnline SpA	1,822	56,087
Hera SpA	100,706	377,790
*Illimity Bank SpA	1,399	18,316
Infrastrutture Wireless Italiane SpA	17,323	186,039
*Intek Group SpA	148	85
Interpump Group SpA	516	21,110
Intesa Sanpaolo SpA	610,853	1,259,714
Iren SpA	28,786	75,191
Italgas SpA	21,343	139,148
*Iveco Group NV	17,589	104,802
#*Juventus Football Club SpA	33,785	11,113
*Leonardo SpA	24,021	248,950
LU-VE SpA	4	91

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ITALY (Continued)
#Maire Tecnimont SpA	7,941	$23,557
Mediobanca Banca di Credito Finanziario SpA	86,166	873,741
Moncler SpA	42,537	2,256,291
#*Nexi SpA	1,255	12,474
Openjobmetis Spa agenzia per il lavoro	8	89
*OVS SpA	313	608
Piaggio & C SpA	20,411	51,463
Piovan SpA	12	114
Pirelli & C SpA	3,727	18,668
Poste Italiane SpA	19,148	189,438
Prysmian SpA	11,293	371,942
RAI Way SpA	4,244	25,140
Recordati Industria Chimica e Farmaceutica SpA	53,289	2,585,437
Reply SpA	925	137,885
Rizzoli Corriere Della Sera Mediagroup SpA	108	84
*Safilo Group SpA	96	161
#*Saipem SpA	22,796	26,021
*Saras SpA	392	369
Sesa SpA	1,607	235,139
Snam SpA	122,326	674,147
#*Sogefi SpA	48	44
SOL SpA	1,262	22,287
Stellantis NV	13,994	192,037
Stellantis NV	50,875	696,753
Stellantis NV	124,004	1,657,933
Technogym SpA	8,432	64,358
Telecom Italia SpA, Class A	464,532	136,285
Telecom Italia SpA	3,808	1,061
Tenaris SA, Sponsored ADR	2,275	68,659
Tenaris SA	16,917	264,308
Terna - Rete Elettrica Nazionale	65,408	535,872
Tinexta SpA	2,171	55,105
#*Tiscali SpA	2,080	25
*Tod’s SpA	412	16,516
UniCredit SpA	252,242	2,369,650
#Unieuro SpA	706	11,909
Unipol Gruppo SpA	1,063	5,854
UnipolSai Assicurazioni SpA	17,319	49,039
Webuild SpA	188	322
Zignago Vetro SpA	517	6,370

TOTAL ITALY		32,730,046

JAPAN (20.8%) 77 Bank, Ltd. (The)	1,600	19,944
A&D HOLON Holdings Co., Ltd.	200	1,348
ADEKA Corp.	3,600	69,521
Adtec Plasma Technology Co., Ltd.	100	1,562
Advantest Corp.	39,000	2,706,159
Aeon Co., Ltd.	1,500	28,579
Aeon Fantasy Co., Ltd.	100	1,649
Aeon Mall Co., Ltd.	30,100	366,144
AGC, Inc.	43,400	1,638,052
Agro-Kanesho Co., Ltd.	200	1,812
Aica Kogyo Co., Ltd.	1,400	32,471
Aichi Bank, Ltd. (The)	100	3,558
Aichi Steel Corp.	100	1,741

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Ain Holdings, Inc.	500	$22,538
Air Water, Inc.	31,200	414,443
Aisan Industry Co., Ltd.	100	545
Aisin Corp.	6,000	175,054
Ajinomoto Co., Inc.	100,300	2,620,527
*Akebono Brake Industry Co., Ltd.	175,900	209,082
Akita Bank, Ltd. (The)	1,500	19,369
Alconix Corp.	100	1,089
Alfresa Holdings Corp.	2,200	30,073
*Allied Telesis Holdings KK	200	150
Alps Alpine Co., Ltd.	24,000	213,955
Altech Corp.	200	2,999
Amada Co., Ltd.	20,600	161,226
Amano Corp.	1,500	29,048
Anicom Holdings, Inc.	200	953
Anritsu Corp.	28,700	363,956
AOKI Holdings, Inc.	100	472
Aoyama Trading Co., Ltd.	113,500	579,064
Aoyama Zaisan Networks Co., Ltd.	200	1,882
Aozora Bank, Ltd.	166,500	3,346,450
Arata Corp.	400	11,084
Arcland Service Holdings Co., Ltd.	200	3,469
Ardepro Co., Ltd.	66,900	22,720
Arealink Co., Ltd.	200	2,314
Argo Graphics, Inc.	100	2,377
Asahi Co., Ltd.	100	1,026
Asahi Group Holdings, Ltd.	27,900	1,047,219
Asahi Holdings, Inc.	800	12,751
Asahi Intecc Co., Ltd.	69,700	1,366,456
Asahi Kasei Corp.	130,400	1,078,447
Asics Corp.	36,600	584,199
ASKA Pharmaceutical Holdings Co., Ltd.	200	1,835
Astellas Pharma, Inc.	360,200	5,499,194
Autobacs Seven Co., Ltd.	1,800	19,034
Avant Corp.	200	1,798
Avantia Co., Ltd.	200	1,304
Avex, Inc.	100	1,082
Awa Bank, Ltd. (The)	1,200	19,895
Azbil Corp.	31,800	975,648
Bandai Namco Holdings, Inc.	6,300	430,779
Bando Chemical Industries, Ltd.	300	1,975
Bank of Iwate, Ltd. (The)	1,400	20,855
Bank of Nagoya, Ltd. (The)	100	2,424
Bank of the Ryukyus, Ltd.	400	2,507
Baroque Japan, Ltd.	300	1,811
Belluna Co., Ltd.	2,200	12,413
Benesse Holdings, Inc.	2,700	47,473
BeNext-Yumeshin Group Co.	1,685	19,495
Bic Camera, Inc.	65,600	554,937
BIPROGY, Inc.	100	2,547
*BrainPad, Inc.	300	2,668
Bridgestone Corp.	43,700	1,607,887
Broadleaf Co., Ltd.	31,500	89,715
Broadmedia Corp.	4,600	35,292
Broccoli Co., Ltd.	100	875

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Brother Industries, Ltd.	40,500	$707,718
Bunka Shutter Co., Ltd.	2,400	18,080
Calbee, Inc.	100	1,795
Canon Electronics, Inc.	200	2,300
Canon Marketing Japan, Inc.	1,100	24,002
Canon, Inc., Sponsored ADR	41,600	955,968
Canon, Inc.	17,800	411,477
Capcom Co., Ltd.	200	5,303
Careerlink Co., Ltd.	100	1,091
Carta Holdings, Inc.	200	3,838
Cawachi, Ltd.	300	4,742
Central Glass Co., Ltd.	1,200	22,146
Central Japan Railway Co.	800	101,328
Central Security Patrols Co., Ltd.	100	1,619
Charm Care Corp. KK	100	1,008
Chiba Bank, Ltd. (The)	400	2,312
Chubu Electric Power Co., Inc.	34,200	346,329
Chubu Shiryo Co., Ltd.	100	790
Chugai Pharmaceutical Co., Ltd.	21,100	635,638
Chugoku Bank, Ltd. (The)	6,000	44,273
Chugoku Electric Power Co., Inc. (The)	200	1,318
Chugoku Marine Paints, Ltd.	500	3,682
Chukyo Bank, Ltd. (The)	100	1,271
CI Takiron Corp.	500	2,138
Citizen Watch Co., Ltd.	10,500	39,954
CKD Corp.	2,400	31,491
CMK Corp.	300	1,216
Coca-Cola Bottlers Japan Holdings, Inc.	3,200	36,061
Computer Engineering & Consulting, Ltd.	500	4,604
COMSYS Holdings Corp.	13,300	277,887
Comture Corp.	300	6,553
Concordia Financial Group, Ltd.	33,100	120,587
CONEXIO Corp.	100	1,127
Cosmo Energy Holdings Co., Ltd.	100	2,478
Create Restaurants Holdings, Inc.	50,200	314,622
Creek & River Co., Ltd.	100	1,626
Cresco, Ltd.	100	1,460
CTI Engineering Co., Ltd.	200	3,526
CyberAgent, Inc.	249,200	2,665,878
Daicel Corp.	4,100	25,095
Daido Metal Co., Ltd.	2,900	12,535
Daido Steel Co., Ltd.	1,200	34,316
Daifuku Co., Ltd.	400	24,853
#Daiho Corp.	600	20,655
Daiichi Jitsugyo Co., Ltd.	500	14,511
Dai-ichi Life Holdings, Inc.	20,000	402,053
Daiichi Sankyo Co., Ltd.	92,200	2,321,368
Daiken Corp.	100	1,624
Daiki Aluminium Industry Co., Ltd.	1,300	14,569
Daikin Industries, Ltd.	7,700	1,191,313
Daikyonishikawa Corp.	200	776
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	700	10,692
Daio Paper Corp.	200	2,394
Daishi Hokuetsu Financial Group, Inc.	1,000	19,451
Daito Pharmaceutical Co., Ltd.	100	2,009
Daito Trust Construction Co., Ltd.	1,500	144,952

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Daitron Co., Ltd.	200	$2,918
Daiwa House Industry Co., Ltd.	26,400	640,438
Daiwa Securities Group, Inc.	70,500	346,079
DCM Holdings Co., Ltd.	27,700	228,339
Dear Life Co., Ltd.	100	395
Denka Co., Ltd.	100	2,686
Densan System Holdings Co., Ltd.	100	2,029
Denso Corp.	28,800	1,768,768
Dentsu Group, Inc.	100	3,631
Denyo Co., Ltd.	100	1,243
Dexerials Corp.	3,000	66,919
DIC Corp.	100	1,910
Digital Arts, Inc.	300	16,973
Digital Information Technologies Corp.	100	925
Dip Corp.	1,100	36,169
Disco Corp.	300	74,329
DKS Co., Ltd.	100	2,009
DMG Mori Co., Ltd.	25,300	320,644
Doutor Nichires Holdings Co., Ltd.	400	4,603
Duskin Co., Ltd.	1,000	21,388
Eagle Industry Co., Ltd.	200	1,602
East Japan Railway Co.	29,500	1,552,644
Ebara Corp.	800	37,172
Ebara Jitsugyo Co., Ltd.	200	3,669
EDION Corp.	6,400	57,796
E-Guardian, Inc.	100	2,291
Ehime Bank, Ltd. (The)	3,000	21,419
Eisai Co., Ltd.	3,800	166,125
Elan Corp.	400	3,152
Electric Power Development Co., Ltd.	2,200	30,344
en Japan, Inc.	700	16,587
ENEOS Holdings, Inc.	901,100	3,172,907
Enigmo, Inc.	300	1,192
ES-Con Japan, Ltd.	100	588
ESPEC Corp.	200	2,677
Exedy Corp.	1,700	20,364
EXEO Group, Inc.	100	1,673
Ezaki Glico Co., Ltd.	1,700	48,811
FANUC Corp.	3,700	575,876
Fast Retailing Co., Ltd.	1,900	882,248
FCC Co., Ltd.	1,600	16,067
*FDK Corp.	100	561
Ferrotec Holdings Corp.	1,300	24,041
FIDEA Holdings Co., Ltd.	150	1,499
Financial Products Group Co., Ltd.	4,200	25,772
FINDEX, Inc.	100	483
First Juken Co., Ltd.	100	861
FJ Next Holdings Co., Ltd.	100	770
Food & Life Cos, Ltd.	36,800	881,939
France Bed Holdings Co., Ltd.	100	679
Freund Corp.	200	1,133
Fronteo, Inc.	100	1,142
Fudo Tetra Corp.	100	1,199
Fuji Co., Ltd.	400	6,842
Fuji Corp.	2,200	37,052
Fuji Electric Co., Ltd.	64,400	2,858,135

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Fuji Oil Co., Ltd.	1,000	$2,146
Fuji Pharma Co., Ltd.	100	731
Fuji Seal International, Inc.	100	1,334
Fuji Soft, Inc.	1,000	53,489
Fujibo Holdings, Inc.	100	2,478
Fujicco Co., Ltd.	200	3,134
FUJIFILM Holdings Corp.	22,600	1,251,233
Fujikura, Ltd.	242,900	1,164,255
Fujimori Kogyo Co., Ltd.	800	22,167
Fujisash Co., Ltd.	300	167
Fujitec Co., Ltd.	200	4,342
Fujitsu, Ltd.	5,700	822,048
Fukuda Corp.	100	3,550
Fukui Bank, Ltd. (The)	1,900	19,900
Fukui Computer Holdings, Inc.	100	2,509
Fukuoka Financial Group, Inc.	20,900	382,962
FULLCAST Holdings Co., Ltd.	200	3,859
Funai Soken Holdings, Inc.	100	1,683
Furukawa Co., Ltd.	300	2,938
Furukawa Electric Co., Ltd.	3,400	55,634
Furuno Electric Co., Ltd.	600	4,344
Furyu Corp.	100	800
Fuso Pharmaceutical Industries, Ltd.	100	1,653
Futaba Industrial Co., Ltd.	5,900	17,988
Future Corp.	400	5,952
G-7 Holdings, Inc.	200	2,530
Gakken Holdings Co., Ltd.	2,500	17,077
Genky DrugStores Co., Ltd.	100	2,829
Geo Holdings Corp.	400	3,872
GLOBERIDE, Inc.	800	16,307
GMO Financial Holdings, Inc.	100	624
GMO GlobalSign Holdings KK	100	4,291
GMO internet, Inc.	1,300	26,339
Godo Steel, Ltd.	100	1,008
Goldwin, Inc.	400	20,222
Golf Digest Online, Inc.	100	791
Good Com Asset Co., Ltd.	100	817
GS Yuasa Corp.	3,300	57,742
G-Tekt Corp.	200	1,934
Gunma Bank, Ltd. (The)	13,700	39,442
Gunze, Ltd.	600	17,413
H.U. Group Holdings, Inc.	1,200	26,897
H2O Retailing Corp.	3,300	21,574
Hachijuni Bank, Ltd. (The)	16,100	53,186
Hagihara Industries, Inc.	300	2,378
Hagiwara Electric Holdings Co., Ltd.	100	1,454
Hakuhodo DY Holdings, Inc.	200	2,377
Hamakyorex Co., Ltd.	200	4,511
Hamamatsu Photonics KK	100	4,523
Hankyu Hanshin Holdings, Inc.	200	5,303
Hanwa Co., Ltd.	800	19,667
Haseko Corp.	210,500	2,311,991
Hazama Ando Corp.	12,500	87,218
Heiwado Co., Ltd.	1,300	19,616
Hino Motors, Ltd.	100	520
Hioki EE Corp.	100	6,059

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Hirata Corp.	100	$3,705
Hirogin Holdings, Inc.	14,900	73,833
Hiroshima Gas Co., Ltd.	100	250
Hisamitsu Pharmaceutical Co., Inc.	600	16,556
Hitachi Construction Machinery Co., Ltd.	100	2,281
*Hitachi Metals, Ltd.	100	1,565
Hitachi Zosen Corp.	17,700	96,314
Hitachi, Ltd.	71,600	3,355,628
Hito Communications Holdings, Inc.	100	1,206
Hodogaya Chemical Co., Ltd.	100	2,798
Hokkaido Electric Power Co., Inc.	69,600	259,469
Hokkoku Financial Holdings, Inc.	300	8,660
#Hokuetsu Corp.	3,900	20,048
Hokuhoku Financial Group, Inc.	3,700	25,131
Hokuriku Electric Power Co.	200	795
Hokuto Corp.	100	1,574
Honda Motor Co., Ltd.	47,500	1,253,493
Honda Motor Co., Ltd., Sponsored ADR	82,700	2,170,875
H-One Co., Ltd.	100	458
Horiba, Ltd.	1,400	68,725
Hosokawa Micron Corp.	200	3,818
Hotland Co., Ltd.	100	1,052
Hoya Corp.	13,600	1,363,569
Hulic Co., Ltd.	41,500	351,706
Hyakugo Bank, Ltd. (The)	11,600	30,800
Hyakujushi Bank, Ltd. (The)	200	2,609
Ibiden Co., Ltd.	3,100	118,200
IBJ, Inc.	200	1,113
Ichigo, Inc.	63,600	142,359
Ichikoh Industries, Ltd.	200	584
Ichinen Holdings Co., Ltd.	200	1,964
Ichiyoshi Securities Co., Ltd.	200	883
IDEA Consultants, Inc.	100	1,393
Idec Corp.	1,400	24,972
Idemitsu Kosan Co., Ltd.	12,200	320,631
IDOM, Inc.	71,800	360,219
IHI Corp.	71,400	1,633,449
Iida Group Holdings Co., Ltd.	2,200	35,286
Iino Kaiun Kaisha, Ltd.	3,400	19,446
Inaba Denki Sangyo Co., Ltd.	1,200	23,692
Inaba Seisakusho Co., Ltd.	200	1,973
Inabata & Co., Ltd.	1,500	24,626
I-Net Corp.	100	948
Infomart Corp.	114,200	577,346
INFRONEER Holdings, Inc.	200	1,465
Inpex Corp.	78,000	922,322
Intage Holdings, Inc.	1,800	21,951
Inter Action Corp.	100	1,507
Internet Initiative Japan, Inc.	900	28,550
I-PEX, Inc.	200	2,197

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
IPS, Inc.	100	$1,672
Iseki & Co., Ltd.	400	3,804
Isetan Mitsukoshi Holdings, Ltd.	253,400	1,883,484
Ishihara Sangyo Kaisha, Ltd.	2,300	18,143
Isuzu Motors, Ltd.	28,500	333,703
Itfor, Inc.	200	1,249
ITOCHU Corp.	157,400	4,776,913
Itochu Enex Co., Ltd.	2,600	21,473
Itochu Techno-Solutions Corp.	5,500	129,689
Itochu-Shokuhin Co., Ltd.	100	3,805
Itoham Yonekyu Holdings, Inc.	30,600	154,701
Itoki Corp.	900	2,445
IwaiCosmo Holdings, Inc.	200	1,954
Iyo Bank, Ltd. (The)	10,900	53,087
J Front Retailing Co., Ltd.	13,200	99,132
JAC Recruitment Co., Ltd.	200	2,830
JANOME Corp.	200	1,056
*Japan Airlines Co., Ltd.	100	1,660
Japan Elevator Service Holdings Co., Ltd.	1,200	15,875
Japan Exchange Group, Inc.	38,000	572,376
Japan Lifeline Co., Ltd.	100	838
Japan Material Co., Ltd.	1,300	19,817
Japan Post Holdings Co., Ltd.	13,300	93,570
Japan Post Insurance Co., Ltd.	200	3,250
Japan Property Management Center Co., Ltd.	100	769
Japan Pulp & Paper Co., Ltd.	100	2,933
Japan Steel Works, Ltd. (The)	13,000	369,250
Japan Tobacco, Inc.	93,200	1,599,492
Japan Transcity Corp.	100	458
Japan Wool Textile Co., Ltd. (The)	1,100	8,236
JCR Pharmaceuticals Co., Ltd.	1,100	20,614
JCU Corp.	500	12,813
JDC Corp.	100	413
JFE Holdings, Inc.	30,300	373,020
JINS Holdings, Inc.	400	13,183
JM Holdings Co., Ltd.	200	2,502
J-Oil Mills, Inc.	200	2,450
Joshin Denki Co., Ltd.	200	3,072
JP-Holdings, Inc.	100	164
JSB Co., Ltd.	100	2,674
JSP Corp.	100	1,165
JSR Corp.	26,800	735,366
JTEKT Corp.	20,900	146,313
Juki Corp.	600	4,038
Juroku Financial Group, Inc.	400	6,731
Justsystems Corp.	600	26,258
JVCKenwood Corp.	326,700	466,498
Kadokawa Corp.	1,000	25,278
Kaga Electronics Co., Ltd.	200	4,755
Kagome Co., Ltd.	100	2,508
Kajima Corp.	2,000	22,383
Kaken Pharmaceutical Co., Ltd.	800	24,298
Kamei Corp.	2,400	19,339
Kamigumi Co., Ltd.	100	1,706
Kanamic Network Co., Ltd.	200	781
Kanamoto Co., Ltd.	1,000	14,997

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Kandenko Co., Ltd.	3,000	$19,080
Kanematsu Corp.	100	1,039
Kansai Electric Power Co., Inc. (The)	23,000	202,377
Kansai Paint Co., Ltd.	26,700	371,154
Kanto Denka Kogyo Co., Ltd.	500	3,794
Kao Corp.	57,100	2,305,419
Katitas Co., Ltd.	800	18,802
Kato Sangyo Co., Ltd.	800	20,809
Kawasaki Heavy Industries, Ltd.	28,500	507,703
KDDI Corp.	144,000	4,818,154
KeePer Technical Laboratory Co., Ltd.	200	4,129
Keihan Holdings Co., Ltd.	100	2,146
Keikyu Corp.	1,600	16,190
Keio Corp.	100	3,855
Keisei Electric Railway Co., Ltd.	104,100	2,567,146
Keiyo Bank, Ltd. (The)	1,000	3,844
Keiyo Co., Ltd.	900	6,356
Kewpie Corp.	100	1,690
Keyence Corp.	4,700	1,917,220
KFC Holdings Japan, Ltd.	100	2,200
Kikkoman Corp.	1,800	101,698
Kintetsu Group Holdings Co., Ltd.	100	2,883
Kirin Holdings Co., Ltd.	166,700	2,445,302
Ki-Star Real Estate Co., Ltd.	100	4,183
Kitanotatsujin Corp.	53,500	71,025
Kitz Corp.	1,200	6,141
Kiyo Bank, Ltd. (The)	1,800	19,853
*KLab, Inc.	200	685
Koa Corp.	300	3,559
Kobe Bussan Co., Ltd.	100	2,470
Kobe Steel, Ltd.	400	1,744
Koito Manufacturing Co., Ltd.	1,700	62,786
Kojima Co., Ltd.	700	3,442
Komatsu, Ltd.	9,200	207,419
KOMEDA Holdings Co., Ltd.	100	1,727
Komeri Co., Ltd.	1,000	21,164
Konami Holdings Corp.	100	6,206
Konica Minolta, Inc.	42,100	147,525
Konishi Co., Ltd.	200	2,360
Konoike Transport Co., Ltd.	100	891
Krosaki Harima Corp.	100	3,126
KRS Corp.	200	1,641
K’s Holdings Corp.	134,300	1,337,195
Kubota Corp.	15,300	261,987
Kumagai Gumi Co., Ltd.	900	18,874
Kuraray Co., Ltd.	19,000	152,810
Kureha Corp.	700	52,894
Kurita Water Industries, Ltd.	100	3,454
Kuriyama Holdings Corp.	300	2,276
KYB Corp.	400	9,095
Kyoei Steel, Ltd.	200	2,067
Kyokuto Kaihatsu Kogyo Co., Ltd.	200	2,024
Kyokuto Securities Co., Ltd.	200	1,079
KYORIN Holdings, Inc.	1,400	20,434
Kyosan Electric Manufacturing Co., Ltd.	100	338
Kyowa Electronic Instruments Co., Ltd.	400	1,111

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Kyowa Kirin Co., Ltd.	500	$10,547
Kyudenko Corp.	800	18,178
Kyushu Electric Power Co., Inc.	11,500	72,341
Kyushu Financial Group, Inc.	15,800	48,537
Kyushu Railway Co.	100	1,971
Lacto Japan Co., Ltd.	100	1,539
Lasertec Corp.	600	82,039
LEC, Inc.	200	1,351
LIFULL Co., Ltd.	36,300	63,601
LIKE, Inc.	100	1,670
Lintec Corp.	2,000	37,357
Lion Corp.	51,500	532,251
Lixil Corp.	7,300	129,254
Look Holdings, Inc.	100	1,189
M3, Inc.	64,100	2,078,946
Mabuchi Motor Co., Ltd.	1,700	45,728
Macnica Fuji Electronics Holdings, Inc.	1,700	35,703
Macromill, Inc.	800	7,416
Maezawa Industries, Inc.	300	1,466
Makino Milling Machine Co., Ltd.	700	21,531
Makita Corp.	200	5,976
*Management Solutions Co., Ltd.	100	3,612
Mandom Corp.	100	1,000
MarkLines Co., Ltd.	100	2,077
Marubeni Corp.	291,800	3,203,809
Marudai Food Co., Ltd.	200	2,340
Maruha Nichiro Corp.	1,400	25,891
Marui Group Co., Ltd.	34,300	593,817
Marusan Securities Co., Ltd.	500	1,907
Maruzen CHI Holdings Co., Ltd.	500	1,474
Maruzen Showa Unyu Co., Ltd.	800	19,636
Matsui Securities Co., Ltd.	17,800	110,597
MatsukiyoCocokara & Co.	2,000	66,456
Maxell, Ltd.	2,100	18,867
Mazda Motor Corp.	13,300	95,367
MCJ Co., Ltd.	26,300	172,749
Mebuki Financial Group, Inc.	23,300	47,118
MEC Co., Ltd.	12,100	235,911
Medical Data Vision Co., Ltd.	300	2,288
Medipal Holdings Corp.	24,200	397,668
*MedPeer, Inc.	7,000	163,168
Megachips Corp.	500	12,986
Megmilk Snow Brand Co., Ltd.	1,300	19,446
MEIJI Holdings Co., Ltd.	4,900	244,697
Meiko Electronics Co., Ltd.	1,200	32,371
Meisei Industrial Co., Ltd.	100	525
Micronics Japan Co., Ltd.	300	3,554
Mie Kotsu Group Holdings, Inc.	100	355
MIMAKI ENGINEERING Co., Ltd.	300	1,584

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Mimasu Semiconductor Industry Co., Ltd.	200	$3,629
MINEBEA MITSUMI, Inc.	147,600	2,870,886
Mirait Holdings Corp.	5,200	73,248
Miroku Jyoho Service Co., Ltd.	100	1,021
MISUMI Group, Inc.	36,900	934,177
Mitsubishi Chemical Holdings Corp.	245,300	1,501,412
Mitsubishi Corp.	111,700	3,778,798
Mitsubishi Electric Corp.	24,600	259,747
Mitsubishi Estate Co., Ltd.	8,000	116,301
Mitsubishi Gas Chemical Co., Inc.	900	13,192
Mitsubishi Heavy Industries, Ltd.	13,000	445,006
Mitsubishi Logistics Corp.	800	18,555
Mitsubishi Materials Corp.	100	1,569
*Mitsubishi Motors Corp.	1,000	2,524
Mitsubishi Research Institute, Inc.	100	3,026
Mitsubishi UFJ Financial Group, Inc.	1,135,500	6,610,896
Mitsui Chemicals, Inc.	6,600	151,551
Mitsui DM Sugar Holdings Co., Ltd.	100	1,491
*Mitsui E&S Holdings Co., Ltd.	815,200	2,208,515
Mitsui Fudosan Co., Ltd.	28,000	593,347
Mitsui High-Tec, Inc.	300	26,374
Mitsui OSK Lines, Ltd.	114,900	2,722,623
Mitsui-Soko Holdings Co., Ltd.	1,100	20,589
Miura Co., Ltd.	700	14,750
Miyazaki Bank, Ltd. (The)	1,300	20,760
Miyoshi Oil & Fat Co., Ltd.	100	888
Mizuho Financial Group, Inc.	68,200	830,918
Mizuno Corp.	1,000	16,533
Monex Group, Inc.	190,100	877,430
Monogatari Corp. (The)	200	8,336
MonotaRO Co., Ltd.	70,700	1,232,721
MORESCO Corp.	100	905
Morinaga & Co., Ltd.	100	3,122
Morita Holdings Corp.	1,800	17,325
MRK Holdings, Inc.	100	88
MS&AD Insurance Group Holdings, Inc.	25,100	751,876
m-up Holdings, Inc.	400	3,186
Murata Manufacturing Co., Ltd.	27,100	1,630,267
Musashi Seimitsu Industry Co., Ltd.	100	1,026
Musashino Bank, Ltd. (The)	300	4,122
Nabtesco Corp.	85,700	1,969,856
Nafco Co., Ltd.	100	1,294
Nagase & Co., Ltd.	4,600	66,181
Nagoya Railroad Co., Ltd.	100	1,615
Naigai Trans Line, Ltd.	100	1,443
Nankai Electric Railway Co., Ltd.	100	1,793
Nanto Bank, Ltd. (The)	300	4,714
Natori Co., Ltd.	100	1,558
NEC Corp.	12,300	479,430
NEC Networks & System Integration Corp.	34,800	496,913
NET One Systems Co., Ltd.	28,400	681,723
Nexon Co., Ltd.	4,300	98,638
Nextage Co., Ltd.	1,200	18,561

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
NGK Insulators, Ltd.	100	$1,352
NGK Spark Plug Co., Ltd.	1,900	29,315
NH Foods, Ltd.	800	25,347
NHK Spring Co., Ltd.	12,100	78,637
Nichias Corp.	100	1,807
Nichiban Co., Ltd.	100	1,346
Nichicon Corp.	500	4,554
Nichi-iko Pharmaceutical Co., Ltd.	300	1,804
Nichirei Corp.	200	3,682
Nichireki Co., Ltd.	1,100	10,316
Nichirin Co., Ltd.	200	2,400
Nidec Corp.	20,300	1,337,926
Nifco, Inc.	100	2,110
Nihon House Holdings Co., Ltd.	900	2,806
Nihon Kohden Corp.	1,400	33,930
Nihon M&A Center Holdings, Inc.	400	4,983
Nihon Nohyaku Co., Ltd.	100	465
Nikkiso Co., Ltd.	2,800	17,505
Nikko Co., Ltd.	200	945
Nikkon Holdings Co., Ltd.	2,000	30,411
Nintendo Co., Ltd.	4,100	1,895,886
Nippn Corp.	1,600	20,871
Nippon Chemical Industrial Co., Ltd.	100	1,718
*Nippon Chemi-Con Corp.	500	7,012
Nippon Coke & Engineering Co., Ltd.	122,100	129,111
Nippon Concrete Industries Co., Ltd.	100	237
Nippon Denko Co., Ltd.	774,900	1,901,962
Nippon Electric Glass Co., Ltd.	28,500	576,995
NIPPON EXPRESS HOLDINGS, INC.	7,200	424,575
Nippon Gas Co., Ltd.	3,600	51,182
Nippon Kayaku Co., Ltd.	27,300	238,949
Nippon Koei Co., Ltd.	300	6,738
Nippon Paper Industries Co., Ltd.	27,600	219,846
Nippon Parking Development Co., Ltd.	600	713
Nippon Pillar Packing Co., Ltd.	2,000	40,784
Nippon Road Co., Ltd. (The)	100	5,580
Nippon Sanso Holdings Corp.	44,500	802,690
*Nippon Sheet Glass Co., Ltd.	292,900	892,988
Nippon Shinyaku Co., Ltd.	1,200	81,599
Nippon Shokubai Co., Ltd.	500	20,222
Nippon Signal Company, Ltd.	400	2,788
Nippon Steel Corp.	54,900	876,934
Nippon Steel Trading Corp.	500	20,492
Nippon Suisan Kaisha, Ltd.	65,500	290,190
Nippon Telegraph & Telephone Corp.	126,200	3,747,232
Nippon Thompson Co., Ltd.	400	1,562
Nippon Yakin Kogyo Co., Ltd.	1,700	33,368
Nippon Yusen KK	12,200	890,800
Nipro Corp.	41,700	330,227
Nishi-Nippon Financial Holdings, Inc.	3,200	19,339
Nishio Rent All Co., Ltd.	1,200	25,989
Nissan Chemical Corp.	100	5,333

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
*Nissan Motor Co., Ltd.	56,900	$227,055
Nissei ASB Machine Co., Ltd.	100	2,300
Nissha Co., Ltd.	500	5,322
Nisshin Seifun Group, Inc.	26,000	348,781
Nisshinbo Holdings, Inc.	8,700	65,472
Nissin Foods Holdings Co., Ltd.	2,200	153,674
Nisso Corp.	100	513
Nitori Holdings Co., Ltd.	100	10,304
Nitto Denko Corp.	5,100	344,435
Nitto Kogyo Corp.	1,100	13,007
Nitto Seiko Co., Ltd.	600	2,329
NOF Corp.	400	15,066
Nomura Holdings, Inc., Sponsored ADR	40,800	154,224
Nomura Holdings, Inc.	66,800	257,796
Nomura Micro Science Co., Ltd.	100	2,941
Nomura Real Estate Holdings, Inc.	1,100	26,787
Nomura Research Institute, Ltd.	124,600	3,567,969
Noritsu Koki Co., Ltd.	1,800	30,093
Noritz Corp.	300	3,487
North Pacific Bank, Ltd.	300	572
NSD Co., Ltd.	200	3,563
NSK, Ltd.	700	3,885
*NTN Corp.	1,157,700	1,858,611
NTT Data Corp.	242,200	4,492,178
Obara Group, Inc.	100	2,238
Obayashi Corp.	13,600	94,054
Odakyu Electric Railway Co., Ltd.	27,800	423,995
Oenon Holdings, Inc.	100	245
Ohara, Inc.	100	854
Oiles Corp.	100	1,155
Oita Bank, Ltd. (The)	100	1,433
Oji Holdings Corp.	7,400	35,184
Okabe Co., Ltd.	800	4,069
Okamoto Industries, Inc.	100	2,956
Okasan Securities Group, Inc.	1,000	2,694
Oki Electric Industry Co., Ltd.	39,900	260,231
Okinawa Financial Group, Inc.	300	5,147
OKUMA Corp.	1,200	43,254
Okumura Corp.	800	18,895
Okura Industrial Co., Ltd.	200	2,820
Okuwa Co., Ltd.	600	4,034
Olympus Corp.	256,300	4,567,742
Omron Corp.	4,900	292,200
Ono Pharmaceutical Co., Ltd.	114,300	2,940,428
Onward Holdings Co., Ltd.	2,000	3,736
Open House Group Co., Ltd.	1,200	46,681
Optex Group Co., Ltd.	700	9,304
Oriental Shiraishi Corp.	57,300	103,933
Osaka Gas Co., Ltd.	29,300	530,322
Osaka Organic Chemical Industry, Ltd.	700	15,258
Osaki Electric Co., Ltd.	300	1,139
OSG Corp.	4,400	55,424
Otsuka Corp.	600	19,798
Otsuka Holdings Co., Ltd.	25,900	872,196
Outsourcing, Inc.	20,900	209,226
Pacific Industrial Co., Ltd.	2,100	16,322

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Pan Pacific International Holdings Corp.	13,700	$212,648
Panasonic Holdings Corp.	138,900	1,244,161
*Park24 Co., Ltd.	1,900	27,262
Pasona Group, Inc.	300	4,800
Penta-Ocean Construction Co., Ltd.	424,200	2,085,639
*PeptiDream, Inc.	900	14,602
Persol Holdings Co., Ltd.	39,200	784,847
Pharma Foods International Co., Ltd.	1,200	16,014
Pigeon Corp.	51,600	882,967
Pola Orbis Holdings, Inc.	27,600	320,821
Poletowin Pitcrew Holdings, Inc.	400	3,078
*PR Times, Inc.	100	1,661
Press Kogyo Co., Ltd.	800	2,414
Prestige International, Inc.	200	965
Procrea Holdings, Inc.	1,646	22,779
Pronexus, Inc.	100	817
Proto Corp.	200	1,576
PS Mitsubishi Construction Co., Ltd.	100	435
*QB Net Holdings Co., Ltd.	100	1,111
Qol Holdings Co., Ltd.	200	1,681
Raiznext Corp.	100	830
Rakuten Group, Inc.	127,600	904,112
Recruit Holdings Co., Ltd.	137,700	5,120,705
Relia, Inc.	1,100	9,068
Relo Group, Inc.	2,600	37,547
*Renesas Electronics Corp.	229,400	2,493,016
Rengo Co., Ltd.	200	1,189
#*RENOVA, Inc.	700	8,737
Resona Holdings, Inc.	458,000	1,996,945
Resorttrust, Inc.	98,000	1,658,799
Restar Holdings Corp.	100	1,553
Retail Partners Co., Ltd.	200	1,732
Rheon Automatic Machinery Co., Ltd.	100	851
Ricoh Co., Ltd.	6,800	49,914
*Right On Co., Ltd.	200	1,094
Riken Technos Corp.	200	675
Riso Kagaku Corp.	100	1,886
Riso Kyoiku Co., Ltd.	107,700	319,210
Rohm Co., Ltd.	100	7,070
Rohto Pharmaceutical Co., Ltd.	900	24,105
Rokko Butter Co., Ltd.	300	3,582
Roland DG Corp.	300	7,549
Rorze Corp.	500	44,342
Round One Corp.	2,000	22,445
Ryobi, Ltd.	500	4,149
Ryohin Keikaku Co., Ltd.	117,100	1,056,575
Ryosan Co., Ltd.	200	3,581
Sakata INX Corp.	1,000	7,595
Sala Corp.	200	965
SAMTY Co., Ltd.	400	6,484
San ju San Financial Group, Inc.	200	2,174
San-Ai Obbli Co., Ltd.	400	2,933
Sanei Architecture Planning Co., Ltd.	200	2,596
San-In Godo Bank, Ltd. (The)	6,900	34,404
#*Sanix, Inc.	78,700	162,794
Sanken Electric Co., Ltd.	800	29,824

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Sanki Engineering Co., Ltd.	500	$5,669
Sankyo Co., Ltd.	1,400	40,468
Sankyo Tateyama, Inc.	500	2,254
Sanoh Industrial Co., Ltd.	200	1,087
Santen Pharmaceutical Co., Ltd.	143,700	1,179,014
Sanwa Holdings Corp.	28,400	260,414
Sanyo Denki Co., Ltd.	600	25,980
Sapporo Holdings, Ltd.	2,600	54,183
Satori Electric Co., Ltd.	200	1,905
Sawai Group Holdings Co., Ltd.	1,700	57,143
SBI Holdings, Inc.	31,500	708,239
Scala, Inc.	300	1,760
SCREEN Holdings Co., Ltd.	100	8,320
Secom Co., Ltd.	6,400	453,177
Sega Sammy Holdings, Inc.	200	3,566
Seibu Holdings, Inc.	31,300	313,097
Seiko Epson Corp.	2,300	32,274
Seiko Holdings Corp.	1,100	18,933
Seiko PMC Corp.	200	894
Seino Holdings Co., Ltd.	100	820
Seiren Co., Ltd.	1,100	17,507
Sekisui Chemical Co., Ltd.	29,700	403,229
Sekisui House, Ltd.	53,000	924,105
Senko Group Holdings Co., Ltd.	100	681
Senshu Electric Co., Ltd.	100	3,848
Senshu Ikeda Holdings, Inc.	255,300	350,752
Septeni Holdings Co., Ltd.	334,600	1,717,420
Seven & i Holdings Co., Ltd.	45,700	2,016,923
Seven Bank, Ltd.	62,800	117,786
SG Holdings Co., Ltd.	80,500	1,424,718
Sharp Corp.	600	5,094
Shibaura Electronics Co., Ltd.	100	4,623
Shibaura Machine Co., Ltd.	300	7,213
Shibuya Corp.	800	14,498
Shiga Bank, Ltd. (The)	1,100	20,793
Shikoku Bank, Ltd. (The)	200	1,203
Shikoku Electric Power Co, Inc.	200	1,152
Shima Seiki Manufacturing, Ltd.	1,400	20,034
Shimadzu Corp.	27,800	919,443
Shimano, Inc.	2,100	377,663
Shimizu Corp.	300	1,581
Shin Nippon Air Technologies Co., Ltd.	100	1,390
Shinagawa Refractories Co., Ltd.	100	2,833
Shindengen Electric Manufacturing Co., Ltd.	100	2,253
Shin-Etsu Chemical Co., Ltd.	11,400	1,582,502
Shin-Etsu Polymer Co., Ltd.	100	792
Shinko Shoji Co., Ltd.	200	1,459
Shinmaywa Industries, Ltd.	3,300	23,229
Shinoken Group Co., Ltd.	100	782
Shinsei Bank, Ltd.	100	1,758
Shinwa Co., Ltd.	200	3,067
Shionogi & Co., Ltd.	5,400	303,052
Ship Healthcare Holdings, Inc.	900	15,144
Shiseido Co., Ltd.	57,600	2,727,953
Shizuoka Bank, Ltd. (The)	300	1,947
Shizuoka Gas Co., Ltd.	700	5,030

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Shoei Co., Ltd.	900	$33,517
Shoei Foods Corp.	200	6,044
Showa Denko KK	21,300	415,445
Siix Corp.	600	4,631
SKY Perfect JSAT Holdings, Inc.	44,600	144,582
#Skylark Holdings Co., Ltd.	50,400	600,241
SMC Corp.	1,500	729,971
SMS Co., Ltd.	2,100	50,166
Sodick Co., Ltd.	900	5,071
SoftBank Corp.	493,500	5,770,705
Sohgo Security Services Co., Ltd.	100	2,794
Sojitz Corp.	19,020	291,701
Solasto Corp.	100	695
Soliton Systems KK	100	1,130
Sompo Holdings, Inc.	32,600	1,329,816
Sony Group Corp.	103,500	8,963,183
Sony Group Corp., ADR	2,200	189,310
Space Co., Ltd.	300	2,100
Sparx Group Co., Ltd.	600	1,190
S-Pool, Inc.	12,300	124,272
Square Enix Holdings Co., Ltd.	100	4,021
SRA Holdings	100	2,181
Stanley Electric Co., Ltd.	100	1,732
Star Mica Holdings Co., Ltd.	300	3,580
Star Micronics Co., Ltd.	1,600	18,043
Starzen Co., Ltd.	200	3,055
Stella Chemifa Corp.	1,000	18,733
Strike Co., Ltd.	100	3,068
Subaru Corp.	30,900	467,221
SUMCO Corp.	45,200	661,812
Sumida Corp.	100	653
Sumitomo Bakelite Co., Ltd.	900	29,836
Sumitomo Chemical Co., Ltd.	79,400	337,677
Sumitomo Corp.	34,300	545,766
Sumitomo Electric Industries, Ltd.	206,800	2,232,246
Sumitomo Forestry Co., Ltd.	5,700	87,946
Sumitomo Heavy Industries, Ltd.	100	2,122
Sumitomo Metal Mining Co., Ltd.	56,700	2,481,828
Sumitomo Mitsui Construction Co., Ltd.	46,900	152,762
Sumitomo Mitsui Financial Group, Inc.	40,500	1,223,815
#Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	281,000	1,683,190
Sumitomo Mitsui Trust Holdings, Inc.	90,000	2,800,170
#Sumitomo Osaka Cement Co., Ltd.	1,300	36,323
Sumitomo Pharma Co., Ltd.	200	1,786
Sumitomo Realty & Development Co., Ltd.	66,600	1,765,239
Sumitomo Riko Co., Ltd.	300	1,287
Sumitomo Rubber Industries, Ltd.	26,200	227,703
Sumitomo Seika Chemicals Co., Ltd.	100	2,354
Sumitomo Warehouse Co., Ltd. (The)	2,800	47,200
Sun Frontier Fudousan Co., Ltd.	100	838
Suntory Beverage & Food, Ltd.	1,800	71,272
Suruga Bank, Ltd.	368,400	1,160,136
Suzuken Co., Ltd.	800	23,711
Suzuki Motor Corp.	10,800	325,767
SWCC Showa Holdings Co., Ltd.	300	4,048
Sysmex Corp.	4,800	318,987

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Systena Corp.	9,300	$29,502
T&D Holdings, Inc.	27,700	357,047
Tadano, Ltd.	3,600	25,675
Taihei Dengyo Kaisha, Ltd.	100	2,094
Taiheiyo Cement Corp.	100	1,624
Taiko Pharmaceutical Co., Ltd.	300	1,392
Taisei Corp.	20,400	555,032
Taisei Lamick Co., Ltd.	100	1,994
Taiyo Yuden Co., Ltd.	3,600	143,933
Takamatsu Construction Group Co., Ltd.	100	1,676
Takara & Co., Ltd.	200	2,884
Takara Holdings, Inc.	32,400	274,085
Takara Leben Co., Ltd.	39,100	89,632
Takasago Thermal Engineering Co., Ltd.	1,400	18,359
Takashimaya Co., Ltd.	311,500	2,839,468
Takasho Co., Ltd.	200	1,067
Takeda Pharmaceutical Co., Ltd.	139,400	4,055,253
Takeuchi Manufacturing Co., Ltd.	1,000	18,378
Takihyo Co., Ltd.	100	846
Tama Home Co., Ltd.	200	3,924
Tamura Corp.	600	2,556
Tatsuta Electric Wire and Cable Co., Ltd.	100	357
Tayca Corp.	100	926
TDK Corp.	30,300	950,675
TechMatrix Corp.	1,400	21,774
TechnoPro Holdings, Inc.	3,700	95,099
Teijin, Ltd.	30,800	329,966
Terumo Corp.	78,300	2,353,351
THK Co., Ltd.	100	2,002
TIS, Inc.	900	20,374
Toa Corp.	900	19,770
Tobu Railway Co., Ltd.	100	2,256
Tocalo Co., Ltd.	2,600	26,189
Tochigi Bank, Ltd. (The)	300	560
Toda Corp.	9,200	52,973
Toho Bank, Ltd. (The)	1,600	2,495
Toho Co., Ltd.	100	3,728
Toho Co., Ltd.	100	869
#Toho Holdings Co., Ltd.	1,500	24,464
Toho Titanium Co., Ltd.	100	1,147
Toho Zinc Co., Ltd.	600	12,962
Tohoku Electric Power Co., Inc.	1,500	8,359
Tokai Carbon Co., Ltd.	9,000	74,745
Tokai Corp.	800	10,639
TOKAI Holdings Corp.	300	2,024
Tokai Rika Co., Ltd.	1,700	17,976
Tokai Tokyo Financial Holdings, Inc.	159,800	477,328
Tokio Marine Holdings, Inc.	66,700	3,613,517
Tokuyama Corp.	26,500	354,465
*Tokyo Base Co., Ltd.	200	509
*Tokyo Electric Power Co. Holdings, Inc.	570,500	1,972,708
Tokyo Electron Device, Ltd.	100	4,214
Tokyo Electron, Ltd.	3,700	1,584,409
Tokyo Gas Co., Ltd.	60,600	1,165,133
Tokyo Kiraboshi Financial Group, Inc.	300	4,075
Tokyo Seimitsu Co., Ltd.	1,600	55,696

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Tokyo Tatemono Co., Ltd.	27,800	$391,380
Tokyu Construction Co., Ltd.	41,400	193,004
Tokyu Corp.	58,000	712,241
Tokyu Fudosan Holdings Corp.	9,700	50,686
Toli Corp.	100	167
Tomoe Engineering Co., Ltd.	100	1,791
TOMONY Holdings, Inc.	900	2,285
Tomy Co., Ltd.	26,500	253,219
Topcon Corp.	34,400	446,329
Topre Corp.	400	3,418
Toray Industries, Inc.	64,100	306,202
Toridoll Holdings Corp.	1,200	21,840
Tosei Corp.	700	5,900
Toshiba Corp.	46,300	1,931,906
Tosoh Corp.	27,800	384,943
TOTO, Ltd.	1,000	33,845
Tow Co., Ltd.	800	1,945
Towa Bank, Ltd. (The)	200	832
Towa Corp.	1,200	19,034
Toyo Construction Co., Ltd.	2,600	18,683
Toyo Denki Seizo KK	100	711
*Toyo Engineering Corp.	700	3,307
Toyo Gosei Co., Ltd.	100	7,541
Toyo Machinery & Metal Co., Ltd.	300	1,396
Toyo Seikan Group Holdings, Ltd.	24,500	266,633
Toyo Suisan Kaisha, Ltd.	100	3,091
Toyo Tanso Co., Ltd.	200	4,383
Toyo Tire Corp.	1,600	18,413
Toyobo Co., Ltd.	200	1,646
Toyoda Gosei Co., Ltd.	2,400	35,215
Toyota Boshoku Corp.	100	1,606
Toyota Motor Corp.	831,700	14,350,612
Toyota Tsusho Corp.	37,800	1,369,798
Trancom Co., Ltd.	100	5,241
Trans Genic, Inc.	400	1,226
Transaction Co., Ltd.	100	811
TRE Holdings Corp.	124	1,995
Trend Micro, Inc.	71,700	4,017,768
Tsubaki Nakashima Co., Ltd.	800	5,798
Tsubakimoto Chain Co.	800	18,314
Tsugami Corp.	44,800	422,550
Tsukishima Kikai Co., Ltd.	100	793
Tsukuba Bank, Ltd.	200	301
Tsumura & Co.	500	12,330
Tsuruha Holdings, Inc.	2,100	107,788
Tsurumi Manufacturing Co., Ltd.	100	1,439
UBE Corp.	39,600	616,190
Ubicom Holdings, Inc.	100	2,217
Uchida Yoko Co., Ltd.	100	3,790
Ulvac, Inc.	400	15,931
Unicharm Corp.	52,800	1,844,903
Union Tool Co.	100	2,887
Unipres Corp.	800	4,625
*Universal Entertainment Corp.	1,000	18,007
USS Co., Ltd.	300	5,004
UT Group Co., Ltd.	600	13,657

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
V Technology Co., Ltd.	100	$2,323
Valqua, Ltd.	100	2,027
Vector, Inc.	100	968
Vertex Corp.	100	2,346
Vital KSK Holdings, Inc.	100	588
VT Holdings Co., Ltd.	19,700	69,944
Wacoal Holdings Corp.	1,300	18,563
Wacom Co., Ltd.	255,800	1,867,759
Wakita & Co., Ltd.	800	6,650
Warabeya Nichiyo Holdings Co., Ltd.	300	3,830
Watahan & Co., Ltd.	100	1,027
Weathernews, Inc.	100	5,279
Welcia Holdings Co., Ltd.	100	2,068
Wellnet Corp.	400	1,488
West Holdings Corp.	400	16,116
West Japan Railway Co.	100	3,739
World Holdings Co., Ltd.	100	1,884
Wowow, Inc.	100	1,190
Yakult Honsha Co., Ltd.	100	5,187
YAKUODO Holdings Co., Ltd.	200	2,763
YAMABIKO Corp.	200	2,177
Yamada Holdings Co., Ltd.	499,200	1,491,127
Yamagata Bank, Ltd. (The)	100	669
Yamaguchi Financial Group, Inc.	7,500	41,274
Yamaha Corp.	100	3,859
Yamaha Motor Co., Ltd.	27,800	577,200
Yamaichi Electronics Co., Ltd.	200	2,570
YA-MAN, Ltd.	400	3,831
Yamanashi Chuo Bank, Ltd. (The)	100	760
Yamato Holdings Co., Ltd.	120,700	2,277,798
Yamazaki Baking Co., Ltd.	26,400	327,249
Yaskawa Electric Corp.	2,100	72,129
Yellow Hat, Ltd.	100	1,253
Yokogawa Electric Corp.	200	3,216
Yokohama Rubber Co., Ltd. (The)	2,800	37,561
Yokorei Co., Ltd.	500	3,350
Yokowo Co., Ltd.	200	3,955
Yondoshi Holdings, Inc.	300	3,904
Yotai Refractories Co., Ltd.	100	1,044
Yuasa Trading Co., Ltd.	200	4,477
Yurtec Corp.	300	1,593
Z Holdings Corp.	400,500	1,590,748
Zenrin Co., Ltd.	100	729
Zensho Holdings Co., Ltd.	1,800	42,652
Zeon Corp.	25,500	272,005

TOTAL JAPAN		308,808,808

NETHERLANDS (3.5%)
Aalberts NV	291	14,315
ABN AMRO Bank NV	10,066	127,377
*Accell Group NV	1,670	101,126
*Adyen NV	906	1,551,242
Aegon NV	240,142	1,257,825
Aegon NV, Registered, Sponsored NYS	339,375	1,744,387
Akzo Nobel NV	15,824	1,387,236
AMG Advanced Metallurgical Group NV	1,917	75,919

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
NETHERLANDS (Continued)
*Amsterdam Commodities NV	148	$3,958
APERAM SA	3,281	128,172
Arcadis NV	17,337	730,125
ArcelorMittal SA	25,933	769,172
ArcelorMittal SA, Sponsored NYS	80,959	2,367,241
ASM International NV	2,190	669,769
ASML Holding NV	10,682	6,175,413
ASML Holding NV, Sponsored NYS	17,735	9,998,461
ASR Nederland NV	3,137	143,429
#*Basic-Fit NV	3,264	137,941
BE Semiconductor Industries NV	6,304	390,646
#*Beter Bed Holding NV	22	116
Boskalis Westminster	5,299	185,035
Brunel International NV	17	200
Coca-Cola Europacific Partners PLC	3,834	196,976
Corbion NV	3,394	118,372
ForFarmers NV	20	62
*Fugro NV	3,122	38,667
*Fugro NV	64	—
Heijmans NV	27	373
Heineken NV	13,793	1,359,060
*Hunter Douglas NV	4	732
IMCD NV	2,686	432,691
ING Groep NV	282,670	2,713,651
*Intertrust NV	7,902	163,390
Kendrion NV	20	382
Koninklijke Ahold Delhaize NV	154,645	4,582,690
*Koninklijke BAM Groep NV	3,332	9,308
Koninklijke DSM NV	20,066	3,399,689
Koninklijke KPN NV	226,484	784,884
Koninklijke Philips NV	29,357	774,256
Koninklijke Philips NV, Sponsored NYS	3,152	81,259
Koninklijke Vopak NV	7,010	189,465
*Lucas Bols NV	4	44
NN Group NV	19,839	982,417
*OCI NV	178	6,820
Ordina NV	4,881	22,580
PostNL NV	25,874	85,381
Prosus NV	27,743	1,363,575
Randstad NV	6,504	348,971
SBM Offshore NV	2,735	39,817
SIF Holding NV	14	161
Signify NV	47,329	2,027,152
*Sligro Food Group NV	2,277	53,688
TKH Group NV	2,911	143,783
#*TomTom NV	28,948	253,472
Universal Music Group NV	26,765	629,235
Van Lanschot Kempen NV	2,008	52,747
Wolters Kluwer NV	30,614	3,119,178

TOTAL NETHERLANDS		51,934,033

NEW ZEALAND (0.3%)
*a2 Milk Co., Ltd. (The)	24,888	79,476
#*Air New Zealand, Ltd.	22,685	13,031
Arvida Group, Ltd.	3,206	3,413
*Auckland International Airport, Ltd.	40,181	204,333

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
NETHERLANDS (Continued)
*Channel Infrastructure NZ, Ltd.	136	$96
Chorus, Ltd.	3,073	14,660
Contact Energy, Ltd.	73,956	392,650
Delegat Group, Ltd.	36	294
EBOS Group, Ltd.	17,356	477,633
#*Eroad, Ltd.	24	49
*Evolve Education Group, Ltd.	65	30
Fisher & Paykel Healthcare Corp., Ltd.	102,866	1,435,454
Fletcher Building, Ltd.	173,165	695,713
Fonterra Co-operative Group, Ltd.	76	140
Freightways, Ltd.	571	4,551
Genesis Energy, Ltd.	955	1,776
*Gentrack Group, Ltd.	60	65
Hallenstein Glasson Holdings, Ltd.	44	172
Heartland Group Holdings, Ltd.	514	767
Infratil, Ltd.	9,359	51,026
KMD Brands, Ltd.	24,212	21,686
Mainfreight, Ltd.	1,546	81,579
Manawa Energy, Ltd.	40	175
Mercury NZ, Ltd.	1,039	4,087
Meridian Energy, Ltd.	21,560	66,329
NZME, Ltd.	136	129
#NZX, Ltd.	206	171
Oceania Healthcare, Ltd.	4,195	2,805
*Pacific Edge, Ltd.	272	159
*Plexure Group, Ltd.	64	11
Port of Tauranga, Ltd.	184	775
Restaurant Brands New Zealand, Ltd.	20	167
#Ryman Healthcare, Ltd.	30,202	180,540
*Sanford, Ltd.	52	153
Scales Corp., Ltd.	80	252
*Serko, Ltd.	40	133
Skellerup Holdings, Ltd.	120	445
*SKY Network Television, Ltd.	111	193
SKYCITY Entertainment Group, Ltd.	38,456	72,384
Spark New Zealand, Ltd.	117,057	373,802
Summerset Group Holdings, Ltd.	2,034	15,472
*Synlait Milk, Ltd.	52	119
The Warehouse Group, Ltd.	56	125
*Tourism Holdings, Ltd.	80	156
Vector, Ltd.	144	413
#*Vista Group International, Ltd.	136	165
»Z Energy, Ltd.	35,712	87,616

TOTAL NEW ZEALAND		4,285,370

NORWAY (0.9%)
ABG Sundal Collier Holding ASA	252	193
*Adevinta ASA	1,191	9,421
AF Gruppen ASA	28	569
*Akastor ASA	92	81
Aker ASA, A Shares	1,571	130,600
Aker BP ASA	5,698	208,250
Aker Solutions ASA	920	3,247
AKVA Group ASA	8	74
American Shipping Co. ASA	56	196
*ArcticZymes Technologies ASA	28	260

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
NORWAY (Continued)
Atea ASA	833	$10,086
Austevoll Seafood ASA	156	2,510
*Bakkafrost P/F	2,232	155,244
Bonheur ASA	24	906
#*Borr Drilling, Ltd.	62	258
Borregaard ASA	1,424	27,512
Bouvet ASA	1,647	12,286
*BW Energy, Ltd.	56	165
BW LPG, Ltd.	3,771	24,185
BW Offshore, Ltd.	296	866
*Crayon Group Holding ASA	128	1,913
DNB Bank ASA	20,576	405,820
DNO ASA	8,584	13,332
Elkem ASA	271	1,147
Elmera Group ASA	2,564	5,873
Equinor ASA	127,517	4,394,259
Europris ASA	66,244	339,875
FLEX LNG, Ltd.	44	1,265
*Frontline, Ltd.	304	2,574
Gjensidige Forsikring ASA	5,770	124,856
Golden Ocean Group, Ltd.	2,572	32,893
*Grieg Seafood ASA	68	1,028
*Hexagon Composites ASA	52	210
Kid ASA	2,343	26,557
*Kongsberg Automotive ASA	703	188
Kongsberg Gruppen ASA	4,021	175,229
Leroy Seafood Group ASA	12,737	121,265
Mowi ASA	12,614	361,094
#*NEL ASA	26,650	38,931
*Nordic Semiconductor ASA	63,154	1,297,780
Norsk Hydro ASA	220,173	1,889,179
#Norway Royal Salmon ASA	9	237
*Odfjell Drilling, Ltd.	88	231
*Odfjell SE, A Shares	20	99
*Odfjell Technology, Ltd.	14	34
Olav Thon Eiendomsselskap ASA	16	325
Orkla ASA	31,473	257,958
*Otello Corp. ASA	1	3
*PGS ASA	1,838	718
Protector Forsikring ASA	144	1,651
*REC Silicon ASA	156	275
Salmar ASA	3,732	309,646
Scatec ASA	2,549	31,601
Schibsted ASA, Class A	3,104	65,868
Schibsted ASA, Class B	3,624	70,601
Selvaag Bolig ASA	44	211
Sparebank 1 Oestlandet	68	1,004
SpareBank 1 SR-Bank ASA	4,272	55,025
Stolt-Nielsen, Ltd.	48	877
Storebrand ASA	34,276	302,565
Subsea 7 SA	18,677	156,368
Telenor ASA	28,504	406,608
TGS ASA	63,543	999,877
TOMRA Systems ASA	4,663	186,589
Veidekke ASA	2,613	34,217
Wallenius Wilhelmsen ASA	172	1,098

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
NORWAY (Continued)
XXL ASA	80	$85
Yara International ASA	5,875	303,129

TOTAL NORWAY		13,009,077

PORTUGAL (0.2%)
Altri SGPS SA	60	402
*Banco Comercial Portugues SA, Class R	1,542,062	240,767
Corticeira Amorim SGPS SA	995	10,350
CTT-Correios de Portugal SA	4,908	22,290
EDP - Energias de Portugal SA	252,894	1,185,086
EDP Renovaveis SA	5,742	137,143
Galp Energia SGPS SA	28,511	349,804
*Greenvolt-Energias Renovaveis SA	1	7
Jeronimo Martins SGPS SA	12,218	255,210
*Mota-Engil SGPS SA	48	65
Navigator Co. SA (The)	14,145	58,495
NOS SGPS SA	39,047	165,677
REN - Redes Energeticas Nacionais SGPS SA	20,560	62,684
Sonae SGPS SA	36,723	39,865

TOTAL PORTUGAL		2,527,845

SINGAPORE (0.9%)
AEM Holdings, Ltd.	14,900	51,900
Avarga, Ltd.	800	139
*Banyan Tree Holdings, Ltd.	300	63
Bukit Sembawang Estates, Ltd.	6,500	23,724
*Capitaland Investment, Ltd.	34,000	104,149
*Centurion Corp., Ltd.	500	134
China Aviation Oil Singapore Corp., Ltd.	400	258
China Sunsine Chemical Holdings, Ltd.	500	168
Chip Eng Seng Corp., Ltd.	700	233
City Developments, Ltd.	17,600	108,845
ComfortDelGro Corp., Ltd.	116,900	124,443
*COSCO SHIPPING International Singapore Co., Ltd.	1,000	177
CSE Global, Ltd.	300	104
Dairy Farm International Holdings, Ltd.	300	816
DBS Group Holdings, Ltd.	117,639	2,889,648
Far East Orchard, Ltd.	200	162
First Resources, Ltd.	400	617
Frencken Group, Ltd.	11,100	11,495
Fu Yu Corp., Ltd.	700	139
Genting Singapore, Ltd.	267,900	157,143
Golden Agri-Resources, Ltd.	91,300	21,488
GuocoLand, Ltd.	400	475
*Halcyon Agri Corp., Ltd.	500	87
Hongkong Land Holdings, Ltd.	79,800	374,262
Hour Glass, Ltd. (The)	200	358
Hutchison Port Holdings Trust, Class U	663,300	159,192
iFAST Corp., Ltd.	3,800	13,787
ISDN Holdings, Ltd.	505	212
#Japfa, Ltd.	392,600	172,006
Jardine Cycle & Carriage, Ltd.	2,000	42,002
Keppel Corp., Ltd.	21,300	105,968
Keppel Infrastructure Trust	93,500	37,579
Low Keng Huat Singapore, Ltd.	200	69

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SINGAPORE (Continued)
*Mandarin Oriental International, Ltd.	200	$410
NetLink NBN Trust	108,900	78,862
*Oceanus Group, Ltd.	21,700	298
Olam Group, Ltd.	690	844
OUE, Ltd.	21,500	21,175
Oversea-Chinese Banking Corp., Ltd.	92,436	829,374
Oxley Holdings, Ltd.	975	129
*Raffles Education Corp., Ltd.	900	44
Raffles Medical Group, Ltd.	63,800	55,442
Riverstone Holdings, Ltd.	500	349
*SATS, Ltd.	300	988
Sembcorp Industries, Ltd.	61,900	132,236
*Sembcorp Marine, Ltd.	48,900	3,860
Sheng Siong Group, Ltd.	107,200	118,775
*SIA Engineering Co., Ltd.	100	194
Sing Holdings, Ltd.	200	55
*Singapore Airlines, Ltd.	549,400	2,188,211
Singapore Exchange, Ltd.	37,700	267,277
Singapore Technologies Engineering, Ltd.	84,100	249,699
Singapore Telecommunications, Ltd.	350,500	703,081
StarHub, Ltd.	400	365
UMS Holdings, Ltd.	24,600	21,378
United Overseas Bank, Ltd.	143,000	3,105,634
UOB-Kay Hian Holdings, Ltd.	639	754
UOL Group, Ltd.	5,800	30,661
Venture Corp., Ltd.	46,500	577,504
Vicom, Ltd.	100	151
Wilmar International, Ltd.	94,000	302,238
Wing Tai Holdings, Ltd.	14,300	18,122

TOTAL SINGAPORE		13,109,952

SPAIN (1.9%)
Acciona SA	2,258	446,640
Acerinox SA	8,961	95,338
ACS Actividades de Construccion y Servicios SA	13,136	340,765
Aedas Homes SA	385	9,017
*Aena SME SA	4,671	671,643
Alantra Partners SA	12	198
Almirall SA	10,726	140,538
*Amadeus IT Group SA	50,705	3,230,879
*Amper SA	720	198
Applus Services SA	23,036	180,320
Atresmedia Corp. de Medios de Comunicacion SA	168	647
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	104,841	544,125
Banco Bilbao Vizcaya Argentaria SA	252,915	1,349,809
Banco de Sabadell SA	295,846	232,205
Banco Santander SA, Sponsored ADR	825,085	2,376,245
Banco Santander SA	697,713	2,073,096
Bankinter SA	74,206	440,894
CaixaBank SA	203,153	661,810
Cellnex Telecom SA	7,207	338,791
Cia de Distribucion Integral Logista Holdings SA	15,869	292,801
CIE Automotive SA	3,943	87,353
Construcciones y Auxiliar de Ferrocarriles SA	847	26,181
*Distribuidora Internacional de Alimentacion SA	8,816	122

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SPAIN (Continued)
Ebro Foods SA	3,423	$61,389
*eDreams ODIGEO SA	40	327
Elecnor SA	1,219	14,467
Enagas SA	11,863	257,432
*Ence Energia y Celulosa SA	7,762	29,413
Endesa SA	16,258	343,543
*Ercros SA	10,564	36,554
Faes Farma SA	22,503	94,246
Ferrovial SA	23,687	614,471
Fluidra SA	248	6,834
Fomento de Construcciones y Contratas SA	83	954
Gestamp Automocion SA	7,457	24,529
Global Dominion Access SA	4,652	19,434
Grifols SA	11,717	197,774
Grupo Catalana Occidente SA	38	1,104
Grupo Empresarial San Jose SA	12	52
*Grupo Ezentis SA	192	31
*»Iberdrola SA	4,622	53,685
Iberdrola SA	424,712	4,933,041
Iberpapel Gestion SA	4	68
*Indra Sistemas SA	23,409	241,150
Industria de Diseno Textil SA	78,271	1,659,701
Laboratorios Farmaceuticos Rovi SA	13	894
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	21,705	31,347
Mapfre SA	26,894	49,509
*Mediaset Espana Comunicacion SA	18,343	82,513
*Melia Hotels International SA	6,757	56,741
Metrovacesa SA	32	256
Miquel y Costas & Miquel SA	16	213
*Neinor Homes SA	32	362
*Obrascon Huarte Lain SA	166	144
Prim SA	4	59
*Promotora de Informaciones SA, Class A	132	88
Prosegur Cia de Seguridad SA	13,733	28,671
*Realia Business SA	136	126
Red Electrica Corp SA	75,799	1,530,118
Renta 4 Banco SA	8	84
Repsol SA	77,048	1,161,113
Sacyr SA	37,610	102,445
*Siemens Gamesa Renewable Energy SA	3,672	59,366
*Solaria Energia y Medio Ambiente SA	4,634	104,226
Talgo SA	48	196
*Tecnicas Reunidas SA	28	234
Telefonica SA	684,979	3,347,900
*Tubacex SA	84	183
Unicaja Banco SA	13,946	13,256
Vidrala SA	378	27,236
Viscofan SA	2,296	127,285
*Vocento SA	52	53

TOTAL SPAIN		28,854,432

SWEDEN (3.0%)
AAK AB	7,175	125,538
AcadeMedia AB	3,511	19,987
AddLife AB, Class B	340	7,673
AddNode Group AB	309	13,173

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWEDEN (Continued)
AddTech AB, B Shares	12,809	$229,541
AFRY AB	5,136	85,955
Alfa Laval AB	1,059	29,942
Alimak Group AB	1,050	11,150
Ambea AB	2,695	13,801
*Annehem Fastigheter AB, Class B	28	77
AQ Group AB	26	749
*Arise AB	16	91
Arjo AB, Class B	5,825	44,015
Assa Abloy AB, Class B	110,461	2,831,075
Atlas Copco AB, Class A	77,322	3,567,912
Atlas Copco AB, Class B	14,581	586,763
Atrium Ljungberg AB, B Shares	28	461
*Attendo AB	3,287	8,941
Avanza Bank Holding AB	6,577	168,969
Axfood AB	5,066	150,583
*Balco Group AB	16	169
Beijer Alma AB, Class B	1,171	24,632
Beijer Ref AB	4,280	70,362
Bergman & Beving AB	28	364
Besqab AB	4	63
*Betsson AB, Class B	74,709	463,816
Bilia AB, A Shares	21,166	297,174
BillerudKorsnas AB	17,249	269,390
BioGaia AB, B Shares	2,001	126,067
Biotage AB	28	588
Boliden AB	25,725	1,132,669
Bonava AB, B Shares	12,119	59,522
*Boozt AB	1,277	13,522
Bravida Holding AB	314	3,251
Bufab AB	1,584	52,890
Bulten AB	8	57
Byggmax Group AB	4,196	32,520
Castellum AB	44,619	892,530
Catella AB	28	110
Catena AB	16	839
#*Catena Media PLC	44	187
Cellavision AB	341	10,777
Clas Ohlson AB, B Shares	2,229	25,514
Cloetta AB, B Shares	13,594	34,619
Concentric AB	1,030	20,298
Coor Service Management Holding AB	14,150	129,387
Corem Property Group AB, Class B	285	607
Dios Fastigheter AB	40,220	363,869
Dometic Group AB	16,062	140,031
*Duni AB	94	863
Dustin Group AB	2,793	20,277
Elanders AB, Class B	4	61
Electrolux AB, Class B	16,589	256,186
Electrolux Professional AB, Class B	1,015	5,742
#Elekta AB, Class B	22,449	152,986
*Enea AB	12	144
Eolus Vind AB, Class B	38	406
Epiroc AB	21,103	434,414
Epiroc AB	160	2,827
Essity AB, Class A	16	427

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWEDEN (Continued)
Essity AB, Class B	33,649	$896,771
Evolution AB	592	62,045
Fabege AB	16,285	199,793
Fagerhult AB	231	1,171
*Fastighets AB Balder, B Shares	2,458	123,385
FastPartner AB, Class A	24	203
Ferronordic AB	8	37
#*Fingerprint Cards AB, Class B	244	285
*GARO AB	1,442	21,792
Getinge AB, Class B	29,058	850,375
GHP Specialty Care AB	20	72
Granges AB	8,185	67,906
H & M Hennes & Mauritz AB, Class B	31,322	400,362
*Haldex AB	40	167
*Hexagon AB	41,804	548,517
Hexatronic Group AB	1,442	62,284
Hexpol AB	13,484	117,377
HMS Networks AB	12	495
Holmen AB, Class B	84	4,918
Hufvudstaden AB, Class A	72	940
*Humana AB	36	190
Husqvarna AB, A Shares	8	78
Husqvarna AB, Class B	22,700	219,042
*IAR Systems Group AB	8	90
Indutrade AB	85,985	2,061,529
*International Petroleum Corp.	88	857
Intrum AB	5,076	123,876
INVISIO AB	697	12,441
Inwido AB	11,277	157,294
JM AB	3,458	80,789
Karnov Group AB	2,214	15,079
#*Karo Pharma AB	150	865
Kindred Group PLC	11,500	102,255
KNOW IT AB	697	21,750
Lagercrantz Group AB, B Shares	8,634	88,603
LeoVegas AB	72	311
*Lifco AB	577	12,331
Lindab International AB	76,474	1,805,387
Loomis AB	7,295	183,691
Lundin Energy AB	23,889	1,000,116
Medicover AB, Class B	28	468
*Mekonomen AB	3,518	40,987
#*Millicom International Cellular SA	7,037	160,093
MIPS AB	26,715	1,926,968
*Modern Times Group MTG AB, Class B	92,466	988,547
Munters Group AB	3,603	21,817
Mycronic AB	6,349	112,609
NCC AB, Class B	60	751
Nederman Holding AB	519	8,850
*Net Insight AB, Class B	232	96
New Wave Group AB, Class B	1,482	26,119
*Nibe Industrier AB	11,244	111,873
Nobia AB	18,531	73,418
*Nolato AB, Class B	23,495	164,337
*Nordic Entertainment Group AB, Class B	3,521	117,459
Nordic Waterproofing Holding AB	697	12,953

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWEDEN (Continued)
Oem International AB, Class B	1,338	$20,767
*Orexo AB	20	37
Peab AB, Class B	466	4,499
Platzer Fastigheter Holding AB, Class B	52	532
Pricer AB, Class B	80	128
*Proact IT Group AB	24	176
Ratos AB, B Shares	34,221	177,231
*RaySearch Laboratories AB	20	88
Rejlers AB	4	62
Resurs Holding AB	5,112	15,002
Rottneros AB	48	65
Saab AB, Class B	56	2,395
Sagax AB, Class B	59	1,527
Samhallsbyggnadsbolaget i Norden AB	524	1,661
Samhallsbyggnadsbolaget i Norden AB, Class D	112	295
Sandvik AB	44,898	863,040
#Scandi Standard AB	36	142
*Scandic Hotels Group AB	7,277	28,429
#Sectra AB, Class B	138	1,759
Securitas AB, Class B	5,604	66,922
Semcon AB	16	205
*Sensys Gatso Group AB	488	48
#*Sinch AB	8,579	38,855
SinterCast AB	4	53
Skandinaviska Enskilda Banken AB, Class A	239,366	2,726,470
Skandinaviska Enskilda Banken AB, Class C	8	99
Skanska AB, Class B	25,285	489,390
SKF AB, Class A	38	747
SKF AB, Class B	133,851	2,218,925
SkiStar AB	28	549
*Solid Forsakring AB	511	2,495
SSAB AB, Class A	156	1,009
SSAB AB, Class B	9,475	56,734
*Stendorren Fastigheter AB	8	198
Svenska Cellulosa AB SCA, Class A	8	158
Svenska Cellulosa AB SCA, Class B	67,650	1,327,324
Svenska Handelsbanken AB, Class A	51,761	528,427
Svenska Handelsbanken AB, Class B	16	182
Sweco AB, Class B	5,986	85,389
Swedbank AB, Class A	27,869	446,634
Swedish Match AB	143,239	1,150,200
*Swedish Orphan Biovitrum AB, Class A	8,440	178,825
Systemair AB	96	612
Tele2 AB, Class B	26,773	356,213
Telefonaktiebolaget LM Ericsson, Class A	28	238
Telefonaktiebolaget LM Ericsson, Class B	309,051	2,504,066
Telia Co. AB	119,333	498,127
*Tethys Oil AB	28	268
Thule Group AB	5,376	190,429
Trelleborg AB, Class B	17,000	378,420
Troax Group AB	346	7,790
VBG Group AB, Class B	12	173
Vitrolife AB	10	261
Volvo AB, Class A	1,829	30,367
Volvo AB, Class B	151,152	2,445,386
Wallenstam AB, B Shares	104	1,161

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWEDEN (Continued)
Wihlborgs Fastigheter AB	88,931	$1,558,257

TOTAL SWEDEN		44,358,808

SWITZERLAND (8.3%)
ABB, Ltd., Registered	72,013	2,196,038
Adecco Group AG	8,256	324,490
Alcon, Inc.	34,544	2,459,878
Alcon, Inc.	15,567	1,127,451
Allreal Holding AG, Registered	8	1,520
ALSO Holding AG, Registered	15	3,446
*ams-OSRAM AG	6,972	87,199
Arbonia AG	2,510	44,995
*Aryzta AG	145,138	136,518
Ascom Holding AG, Registered	1,347	12,059
Autoneum Holding AG	133	15,867
#Bachem Holding AG, Registered B	595	262,973
Baloise Holding AG, Registered	20,968	3,678,824
Banque Cantonale Vaudoise, Registered	24	2,046
Barry Callebaut AG	28	65,020
Belimo Holding AG, Cass R	10	5,002
Bell Food Group AG	36	9,866
Bellevue Group AG	16	618
Berner Kantonalbank AG, Registered	110	25,385
BKW AG	805	98,857
Bobst Group SA, Registered	1,151	98,303
Bossard Holding AG, Registered A	377	82,341
Bucher Industries AG, Registered	74	27,064
Burckhardt Compression Holding AG	200	103,024
Bystronic AG	39	32,626
Cembra Money Bank AG	1,802	131,718
Chocoladefabriken Lindt & Spruengli AG	1	118,889
Cie Financiere Richemont SA, Registered	38,079	4,531,113
Clariant AG, Registered	8,803	152,181
Coltene Holding AG, Registered	106	10,113
Comet Holding AG, Class R	536	117,896
*COSMO Pharmaceuticals NV	191	10,980
Credit Suisse Group AG, Sponsored ADR	22,613	151,507
#Credit Suisse Group AG, Registered	53,808	372,412
DKSH Holding AG	725	62,779
dormakaba Holding AG	289	135,471
*Dufry AG, Registered	2,129	86,441
EFG International AG	383	2,924
Emmi AG	21	21,008
EMS-Chemie Holding AG	249	224,848
*Evolva Holding SA	564	62
*Flughafen Zurich AG, Registered	7,706	1,317,876
Forbo Holding AG	11	16,228
Galenica AG	1,201	89,087
*GAM Holding AG	25,355	26,540
Geberit AG, Registered	5,974	3,446,598
Georg Fischer AG, Registered	6,820	375,903
Givaudan SA, Registered	448	1,797,723
Helvetia Holding AG, Registered	1,736	225,350
Holcim AG	26,173	1,298,336
Huber + Suhner AG, Registered	2,573	227,704
*Implenia AG, Registered	3,743	85,607

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWITZERLAND (Continued)
Inficon Holding AG	30	$27,662
Interroll Holding AG, Class R	5	15,299
Intershop Holding AG	42	27,433
Julius Baer Group, Ltd.	31,220	1,520,393
*Jungfraubahn Holding AG, Registered	176	25,167
Kardex Holding AG, Registered	1,471	283,698
Komax Holding AG, Class R	581	154,430
#Kudelski SA	32	107
Kuehne + Nagel International AG, Registered	2,460	697,209
#Landis+Gyr Group AG	38,888	2,195,500
LEM Holding SA	13	30,135
Liechtensteinische Landesbank AG	390	21,777
#Logitech International SA, Class R	4,166	272,040
#Logitech International SA, Registered	5,848	388,240
Lonza Group AG, Registered	2,502	1,490,915
*Medacta Group SA	4	458
*Medartis Holding AG	122	12,946
Medmix AG	20	679
Mobilezone Holding AG, Registered	1,732	28,300
#Mobimo Holding AG, Registered	797	229,497
Nestle SA, Registered	192,287	24,960,760
Novartis AG, Registered	54,625	4,868,499
Novartis AG, Sponsored ADR	94,962	8,359,505
OC Oerlikon Corp. AG	16,015	115,577
#*Orascom Development Holding AG	12	110
Orior AG	368	34,121
Partners Group Holding AG	525	566,566
PSP Swiss Property AG, Registered	3,883	492,851
Rieter Holding AG, Registered	16	2,205
Roche Holding AG	161	65,153
Roche Holding AG	52,688	19,671,490
Romande Energie Holding SA	10	12,157
Schindler Holding AG, Registered	1,342	261,860
Schweiter Technologies AG	46	46,775
*Sensirion Holding AG	191	23,180
SFS Group AG	8	1,012
SGS SA, Registered	304	789,871
Siegfried Holding AG, Registered	3,718	2,719,600
SIG Combibloc Group AG	17,245	365,278
Sika AG, Registered	10,555	3,273,121
Softwareone Holding AG	42	576
#Sonova Holding AG	5,984	2,189,787
St Galler Kantonalbank AG, Registered	31	15,043
Straumann Holding AG, Class R	4,840	581,159
Sulzer AG, Registered	20	1,514
Swatch Group AG (The)	2,507	657,324
Swatch Group AG (The)	36	1,801
Swiss Life Holding AG	1,817	1,072,623
Swiss Prime Site AG, Registered	5,942	584,620
Swiss Re AG	49,318	4,080,999
*Swiss Steel Holding AG	284	81
Swisscom AG, Registered	5,287	3,141,752
Swissquote Group Holding SA, Registered	4,785	794,172
Tecan Group AG, Class R	23	7,004
Temenos AG, Registered	10,842	1,109,165
*u-blox Holding AG	4	336

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWITZERLAND (Continued)
UBS Group AG	89,405	$1,539,592
#UBS Group AG	228,687	3,851,089
Valiant Holding AG	2,784	280,508
Valora Holding AG, Registered	162	26,671
VAT Group AG	1,204	380,805
Vetropack Holding AG	957	39,783
Vifor Pharma AG	2,284	404,845
Vontobel Holding AG, Class R	243	17,925
VP Bank AG, Class A	4	402
VZ Holding AG	28	2,097
Ypsomed Holding AG, Registered	4	576
Zehnder Group AG, Registered	2,487	196,521
Zug Estates Holding AG	9	18,451
Zurich Insurance Group AG	5,162	2,371,334

TOTAL SWITZERLAND		123,358,835

UNITED KINGDOM (12.5%) abrdn plc	220,798	524,759
Admiral Group PLC	18,695	592,419
AJ Bell PLC	21,935	68,738
Anglo American PLC	91,426	4,116,179
Antofagasta PLC	33,274	647,934
Ashmore Group PLC	32,734	91,565
Ashtead Group PLC	43,544	2,284,625
*ASOS PLC	5,940	104,258
Associated British Foods PLC	30,575	616,682
AstraZeneca PLC	92,563	12,420,758
Auto Trader Group PLC	83,873	668,457
AVEVA Group PLC	6,486	177,113
Aviva PLC	334,009	1,817,026
B&M European Value Retail SA	87,653	539,454
BAE Systems PLC	277,236	2,575,702
Balfour Beatty PLC	54,918	167,409
Barclays PLC	1,235,203	2,298,269
Barratt Developments PLC	81,173	503,955
Beazley PLC	48,471	262,650
Bellway PLC	11,340	347,105
Berkeley Group Holdings PLC	9,301	476,435
*boohoo Group PLC	75,796	77,309
BP PLC	1,501,441	7,380,907
British American Tobacco PLC	140,548	5,914,839
Britvic PLC	23,555	253,442
BT Group PLC	995,511	2,216,621
Bunzl PLC	28,955	1,128,027
Burberry Group PLC	35,977	718,637
*Carnival PLC	13,500	218,051
*Cazoo Group, Ltd.	4,443	7,508
*Centrica PLC	658,008	656,439
Close Brothers Group PLC	11,880	165,559
Coca-Cola HBC AG	17,282	355,295
Compass Group PLC	151,077	3,228,287
Computacenter PLC	6,480	217,871
ConvaTec Group PLC	122,100	324,987
*Countryside Partnerships PLC	46,307	146,159

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
Cranswick PLC	4,352	$173,643
Croda International PLC	11,340	1,111,078
CVS Group PLC	988	22,328
DCC PLC	8,640	659,308
Dechra Pharmaceuticals PLC	585	26,720
Diageo PLC	151,869	7,662,091
Diploma PLC	7,560	261,776
Direct Line Insurance Group PLC	123,261	392,609
Domino’s Pizza Group PLC	37,054	161,707
Drax Group PLC	10,541	106,932
DS Smith PLC	124,889	518,842
Dunelm Group PLC	8,640	106,414
*easyJet PLC	29,515	207,883
*Entain PLC	53,383	1,017,729
»Evraz PLC	42,647	43,311
Experian PLC	63,014	2,208,852
Ferguson PLC	19,235	2,448,749
Fevertree Drinks PLC	6,480	147,661
*Frasers Group PLC	19,775	168,578
Fresnillo PLC	16,202	157,728
Games Workshop Group PLC	2,700	251,186
GlaxoSmithKline PLC	339,582	7,661,379
Glencore PLC	724,123	4,521,109
Grafton Group PLC	18,362	225,877
Grainger PLC	53,835	200,470
Greggs PLC	9,180	270,847
Halma PLC	27,875	866,172
Hargreaves Lansdown PLC	28,415	327,210
Hays PLC	150,813	233,273
Hikma Pharmaceuticals PLC	15,662	370,362
Hiscox, Ltd.	27,335	324,863
HomeServe PLC	26,795	330,690
Howden Joinery Group PLC	52,843	505,143
HSBC Holdings PLC	1,245,418	7,838,394
IMI PLC	24,095	409,902
Imperial Brands PLC	92,515	1,935,091
Inchcape PLC	39,214	351,769
*Informa PLC	112,131	808,920
IntegraFin Holdings PLC	23,015	104,138
InterContinental Hotels Group PLC	14,042	911,804
Intertek Group PLC	13,500	848,814
Investec PLC	59,280	352,108
ITV PLC	321,313	299,731
*IWG PLC	73,650	225,620
J Sainsbury PLC	179,898	526,933
*JD Sports Fashion PLC	214,643	359,490
*JET2 PLC	11,340	176,614
*John Wood Group PLC	63,019	176,754
Johnson Matthey PLC	17,282	482,768
*Just Eat Takeaway.com NV	9,180	254,770
Kingfisher PLC	213,214	678,055
Lancashire Holdings, Ltd.	19,235	102,442
Legal & General Group PLC	442,000	1,398,973
Lloyds Banking Group PLC	5,019,579	2,891,378
London Stock Exchange Group PLC	16,742	1,663,900
Man Group PLC	131,391	387,657

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
*Marks & Spencer Group PLC	198,187	$342,753
Marshalls PLC	15,662	120,439
*Mediclinic International PLC	38,134	177,815
*Meggitt PLC	70,410	685,094
Melrose Industries PLC	349,411	518,085
Mondi PLC	47,387	898,360
*National Express Group PLC	14,650	45,762
National Grid PLC	222,088	3,329,229
NatWest Group PLC	413,028	1,130,447
Next PLC	11,340	857,939
*Ocado Group PLC	19,775	229,405
Pagegroup PLC	10,366	63,953
Pearson PLC	60,360	595,491
Pennon Group PLC	23,555	328,853
Persimmon PLC	27,335	720,697
Pets at Home Group PLC	44,143	172,249
Phoenix Group Holdings PLC	61,934	473,544
Plus500, Ltd.	9,180	179,681
Prudential PLC	132,914	1,685,413
QinetiQ Group PLC	51,763	222,259
Reckitt Benckiser Group PLC	45,767	3,585,513
Redrow PLC	22,475	148,987
RELX PLC	133,526	4,011,647
Renishaw PLC	2,160	115,363
Rentokil Initial PLC	137,313	948,175
Rightmove PLC	76,357	592,833
Rio Tinto PLC	96,861	6,938,969
*Rolls-Royce Holdings PLC	684,839	716,136
Rotork PLC	67,928	249,709
Royal Mail PLC	83,332	360,530
RS GROUP PLC	40,294	533,712
RWS Holdings PLC	20,855	115,207
Savills PLC	1,875	25,494
Schroders PLC	10,800	385,085
Schroders PLC	4,320	128,271
Severn Trent PLC	19,775	781,069
Shell PLC	579,034	15,797,123
Smith & Nephew PLC	59,230	968,948
Smiths Group PLC	31,654	587,179
Softcat PLC	10,260	182,400
Spectris PLC	9,180	340,000
Spirax-Sarco Engineering PLC	5,400	823,729
Spirent Communications PLC	54,463	158,090
SSE PLC	106,315	2,494,031
*SSP Group PLC	75,860	226,009
St James’s Place PLC	41,384	674,406
Standard Chartered PLC	228,333	1,581,847
Synthomer PLC	30,575	117,310
Tate & Lyle PLC	46,847	457,001
Taylor Wimpey PLC	291,062	463,726
Tesco PLC	742,068	2,534,118
The Sage Group PLC	84,953	786,495
Travis Perkins PLC	20,256	312,423
#*TUI AG	77,750	224,806

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
Ultra Electronics Holdings PLC	5,360	$219,649
Unilever PLC	28,805	1,345,272
Unilever PLC	102,330	4,777,969
United Utilities Group PLC	57,597	832,318
Victrex PLC	6,480	148,719
Virgin Money UK PLC	119,730	262,835
Vistry Group PLC	1,699	17,843
Vodafone Group PLC	2,158,904	3,294,328
Weir Group PLC (The)	23,555	461,045
*WH Smith PLC	12,960	236,827
*Whitbread PLC	15,662	553,922
Wickes Group PLC	22,475	54,318
WPP PLC	105,652	1,333,085

TOTAL UNITED KINGDOM		185,871,914
UNITED STATES (0.0%)
Jackson Financial, Inc., Class A	1,202	50,857

TOTAL UNITED STATES		50,857

TOTAL COMMON STOCK (Cost $1,558,406,299)		1,443,621,138

RIGHTS/WARRANTS (0.0%)
AUSTRALIA (0.0%)
*»BSA, Ltd. 5/5/2022	71	—

TOTAL AUSTRALIA		—

ITALY (0.0%)
*»Webuild SpA 8/2/2030	17	—

TOTAL ITALY		—

NEW ZEALAND (0.0%)
*Air New Zealand, Ltd. 5/3/2022	22,685	10,454

TOTAL NEW ZEALAND		10,454

SWITZERLAND (0.0%)
#*Mobimo Holding AG 5/4/2022	797	2,783

TOTAL SWITZERLAND		2,783

TOTAL RIGHTS/WARRANTS (Cost $10,086)		13,237

TOTAL INVESTMENT SECURITIES — 97.1% (Cost 1,558,416,385)		1,443,634,375

SECURITIES LENDING COLLATERAL (2.9%)
@§The DFA Short Term Investment Fund	3,780,110	43,733,981

TOTAL INVESTMENTS — 100.0% (Cost $1,602,150,366)		$1,487,368,356

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been Fair Value factored

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

§	Affiliated Fund
@	Security purchased with cash collateral received from Securities on Loan

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COMMON STOCK (100.0%)
AUSTRALIA (7.2%)
*A2B Australia, Ltd.	184	$165
Accent Group, Ltd.	4,784	4,879
Acrow Formwork and Construction Services, Ltd.	292	105
Adairs, Ltd.	7,252	14,636
Adbri, Ltd.	448	936
*Aeris Resources, Ltd.	10,202	870
AGL Energy, Ltd.	5,232	32,273
*Ainsworth Game Technology, Ltd.	184	139
*Alkane Resources, Ltd.	4,613	3,344
*Alliance Aviation Services, Ltd.	140	377
*Allkem, Ltd.	4,062	35,362
ALS, Ltd.	4,617	42,982
Altium, Ltd.	931	21,747
Alumina, Ltd.	22,250	28,620
*AMA Group, Ltd.	1,524	303
*AMP, Ltd.	104,288	85,970
Ampol, Ltd.	2,695	64,830
*Andromeda Metals, Ltd.	1,610	114
Ansell, Ltd.	2,477	48,091
*Antipa Minerals, Ltd.	2,256	69
APA Group	4,856	39,651
Appen, Ltd.	3,361	15,907
*Arafura Resources, Ltd.	4,107	1,153
ARB Corp., Ltd.	1,474	42,005
*Ardent Leisure Group, Ltd.	228	216
Aristocrat Leisure, Ltd.	1,655	39,589
*Artemis Resources, Ltd.	1,972	84
ASX, Ltd.	539	33,198
Atlas Arteria, Ltd.	13,687	67,698
*Atomos, Ltd.	196	102
AUB Group, Ltd.	833	13,811
*Audinate Group, Ltd.	235	1,022
*Aurelia Metals, Ltd.	1,940	620
Aurizon Holdings, Ltd.	33,157	94,959
*Aussie Broadband, Ltd.	1,793	7,085
Austal, Ltd.	8,823	12,666
Austin Engineering, Ltd.	540	99
Australia & New Zealand Banking Group, Ltd.	8,051	156,196
*Australian Agricultural Co., Ltd.	472	575
Australian Ethical Investment, Ltd.	1,715	7,118
*Australian Mines, Ltd.	408	56
*Australian Strategic Materials, Ltd.	505	2,300
*Australian Vanadium, Ltd.	860	42
Australian Vintage, Ltd.	280	141
*Australis Oil & Gas, Ltd.	1,760	75
Auswide Bank, Ltd.	60	302
Autosports Group, Ltd.	128	191
AVJennings, Ltd.	228	85
*»AVZ Minerals, Ltd.	2,747	1,933
Baby Bunting Group, Ltd.	180	595
Bank of Queensland, Ltd.	672	3,883

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
*Bannerman Energy, Ltd.	652	$111
Bapcor, Ltd.	7,358	35,609
Base Resources, Ltd.	1,288	288
*BCI Minerals, Ltd.	620	181
Beach Energy, Ltd.	51,026	58,925
Beacon Lighting Group, Ltd.	156	267
Beacon Minerals, Ltd.	3,384	82
Bega Cheese, Ltd.	5,853	21,005
Bell Financial Group, Ltd.	252	223
Bendigo & Adelaide Bank, Ltd.	13,454	101,826
*Betmakers Technology Group, Ltd.	2,325	967
BHP Group, Ltd., Sponsored ADR	11,420	764,912
*Bigtincan Holdings, Ltd.	4,709	2,158
*Bionomics, Ltd.	1,820	79
Blackmores, Ltd.	153	7,867
BlueScope Steel, Ltd.	7,049	102,893
Boral, Ltd.	378	959
*Boss Energy, Ltd.	258	493
Brambles, Ltd.	11,067	82,973
Bravura Solutions, Ltd.	2,793	3,771
Breville Group, Ltd.	510	8,735
Brickworks, Ltd.	1,470	24,831
*Bubs Australia, Ltd.	504	158
*»Buru Energy, Ltd.	392	58
BWX, Ltd.	252	337
*Byron Energy, Ltd.	1,188	139
*Calima Energy, Ltd.	872	115
*Cann Group, Ltd.	492	138
Capitol Health, Ltd.	1,476	341
Capral, Ltd.	28	187
*Carbon Revolution, Ltd.	240	100
carsales.com, Ltd.	2,040	30,995
*Catapult Group International, Ltd.	152	130
Cedar Woods Properties, Ltd.	5,394	17,824
*Central Petroleum, Ltd.	884	74
*Chalice Mining, Ltd.	5,269	26,024
Challenger, Ltd.	8,893	46,072
Champion Iron, Ltd.	6,297	32,757
*City Chic Collective, Ltd.	2,725	5,790
*Clean Seas Seafood, Ltd.	236	101
Cleanaway Waste Management, Ltd.	29,832	67,840
ClearView Wealth, Ltd.	372	214
Clinuvel Pharmaceuticals, Ltd.	1,019	11,992
Clover Corp., Ltd.	124	119
*Cobalt Blue Holdings, Ltd.	72	44
Cochlear, Ltd.	299	49,241
Codan, Ltd.	3,916	20,037
*Cogstate, Ltd.	88	136
Coles Group, Ltd.	5,608	74,526
Collins Foods, Ltd.	3,448	25,336
Commonwealth Bank of Australia	4,373	322,826
Computershare, Ltd.	3,406	61,311
*Cooper Energy, Ltd.	56,062	11,554
*Core Lithium, Ltd.	6,369	6,337
*Corporate Travel Management, Ltd.	1,251	23,337
Costa Group Holdings, Ltd.	4,200	9,969
Countplus, Ltd.	172	73
Coventry Group, Ltd.	36	38

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
CSL, Ltd.	932	$181,014
CSR, Ltd.	22,393	97,710
*Dacian Gold, Ltd.	1,356	222
Data#3, Ltd.	2,459	10,170
*De Grey Mining, Ltd.	887	759
*Deep Yellow, Ltd.	184	124
Dicker Data, Ltd.	88	827
Domain Holdings Australia, Ltd.	2,947	7,372
Domino’s Pizza Enterprises, Ltd.	464	24,833
Downer EDI, Ltd.	13,103	51,773
Eagers Automotive, Ltd.	2,989	28,421
Earlypay, Ltd.	256	91
*Eclipx Group, Ltd.	12,193	24,175
Elanor Investor Group	136	209
Elders, Ltd.	2,671	27,106
*Electro Optic Systems Holdings, Ltd.	8,674	13,684
*Elmo Software, Ltd.	56	124
Emeco Holdings, Ltd.	7,930	4,734
*Emerald Resources NL	212	181
*EML Payments, Ltd.	9,199	10,460
*Empire Energy Group, Ltd.	380	86
*Energy World Corp., Ltd.	2,464	135
Enero Group, Ltd.	76	192
*EnviroSuite, Ltd.	1,580	154
EQT Holdings, Ltd.	20	395
Estia Health, Ltd.	328	543
Eureka Group Holdings, Ltd.	300	146
Euroz Hartleys Group, Ltd.	200	239
*EVENT Hospitality and Entertainment, Ltd.	1,862	19,359
Evolution Mining, Ltd.	2,653	7,636
*Experience Co., Ltd.	260	61
Fiducian Group, Ltd.	16	90
Finbar Group, Ltd.	224	126
Fleetwood, Ltd.	132	174
*Flight Centre Travel Group, Ltd.	182	2,922
Fortescue Metals Group, Ltd.	13,870	213,201
*Frontier Digital Ventures, Ltd.	120	97
G8 Education, Ltd.	20,054	15,605
*»Gascoyne Resources, Ltd.	53	10
*Gascoyne Resources, Ltd.	392	78
*Genetic Signatures, Ltd.	96	91
*Genex Power, Ltd.	1,580	174
Genworth Mortgage Insurance Australia, Ltd.	17,506	37,322
Gold Road Resources, Ltd.	1,152	1,273
*Good Drinks Australia, Ltd.	148	78
GR Engineering Services, Ltd.	92	135
GrainCorp., Ltd., Class A	4,415	32,442
Grange Resources, Ltd.	15,452	14,824
*Greenland Minerals, Ltd.	1,908	95
GUD Holdings, Ltd.	1,617	14,755
GWA Group, Ltd.	336	544
Hansen Technologies, Ltd.	800	3,115
Harvey Norman Holdings, Ltd.	14,680	53,101
*Hastings Technology Metals, Ltd.	1,536	300
Healius, Ltd.	9,501	30,519
Healthia, Ltd.	128	166
*Helios Energy, Ltd.	444	32

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
*Helloworld Travel, Ltd.	4,401	$8,319
Horizon Oil, Ltd.	1,616	149
HT&E, Ltd.	468	565
HUB24, Ltd.	882	15,112
IDP Education, Ltd.	855	16,326
IGO, Ltd.	2,402	22,481
Iluka Resources, Ltd.	5,957	48,006
Image Resources NL	5,499	879
Imdex, Ltd.	11,305	20,165
Incitec Pivot, Ltd.	1,020	2,798
Infomedia, Ltd.	488	437
Inghams Group, Ltd.	6,145	13,494
Insignia Financial, Ltd.	968	2,380
Insurance Australia Group, Ltd.	11,623	37,500
Integral Diagnostics, Ltd.	3,893	10,900
*Integrated Research, Ltd.	176	95
*Investigator Resources, Ltd.	1,228	54
InvoCare, Ltd.	1,852	16,149
IPH, Ltd.	3,528	19,055
IRESS, Ltd.	3,183	24,973
IVE Group, Ltd.	156	219
James Hardie Industries PLC	2,864	84,546
*Janison Education Group, Ltd.	56	31
JB Hi-Fi, Ltd.	1,652	62,187
Johns Lyng Group, Ltd.	1,054	6,689
Jupiter Mines, Ltd.	1,540	268
*Karoon Energy, Ltd.	9,590	14,107
Kelly Partners Group Holdings, Ltd.	24	87
Kelsian Group, Ltd.	2,744	15,464
*KGL Resources, Ltd.	204	54
*Kogan.com, Ltd.	2,284	6,346
*Lark Distilling Co., Ltd.	20	50
Lendlease Corp., Ltd.	4,432	38,583
*Lepidico, Ltd.	2,772	67
Lifestyle Communities, Ltd.	1,519	16,365
Lindsay Australia, Ltd.	304	92
*Livetiles, Ltd.	716	45
Lovisa Holdings, Ltd.	933	10,967
*Lucapa Diamond Co., Ltd.	1,800	82
Lycopodium, Ltd.	36	155
*Lynas Rare Earths, Ltd.	3,144	20,466
MA Financial Group, Ltd.	302	1,487
MACA, Ltd.	484	279
*Mach7 Technologies, Ltd.	96	46
Macmahon Holdings, Ltd.	1,856	224
Macquarie Group, Ltd.	572	84,136
*Macquarie Telecom Group, Ltd.	8	399
Mader Group, Ltd.	52	108
Magellan Financial Group, Ltd.	2,695	31,237
*Maggie Beer Holdings, Ltd.	392	137
*Magnetite Mines, Ltd.	1,400	28
MaxiPARTS, Ltd.	60	91
*Mayne Pharma Group, Ltd.	2,360	478
McMillan Shakespeare, Ltd.	2,440	20,634
McPherson’s, Ltd.	204	129
Medibank Pvt, Ltd.	17,689	40,226
*Medical Developments International, Ltd.	40	100
Medusa Mining, Ltd.	340	203

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
*Megaport, Ltd.	712	$4,392
*Mesoblast, Ltd.	29,231	22,331
*Metals X, Ltd.	1,068	562
Metcash, Ltd.	13,005	44,269
Michael Hill International, Ltd.	304	247
*Micro-X, Ltd.	452	64
*Mincor Resources NL	1,760	3,127
Mineral Resources, Ltd.	797	33,156
*MMA Offshore, Ltd.	480	194
Monadelphous Group, Ltd.	2,553	19,322
Monash IVF Group, Ltd.	6,690	5,895
MotorCycle Holdings, Ltd.	68	139
Mount Gibson Iron, Ltd.	944	470
*Musgrave Minerals, Ltd.	220	53
Myer Holdings, Ltd.	4,521	1,558
MyState, Ltd.	160	565
*Nanosonics, Ltd.	1,231	3,517
National Australia Bank, Ltd.	11,362	263,468
National Tyre & Wheel, Ltd.	112	96
*Nearmap, Ltd.	2,985	2,609
Netwealth Group, Ltd.	1,933	18,009
*Neurizer, Ltd.	560	78
*New Century Resources, Ltd.	168	272
New Hope Corp., Ltd.	7,419	18,506
Newcrest Mining, Ltd.	2,794	53,372
*NEXTDC, Ltd.	3,978	31,888
nib holdings, Ltd.	9,959	50,108
Nick Scali, Ltd.	2,366	17,201
Nickel Mines, Ltd.	16,186	15,126
Nine Entertainment Co. Holdings, Ltd.	23,269	44,482
Northern Star Resources, Ltd.	11,259	78,572
*Novonix, Ltd.	68	253
*Noxopharm, Ltd.	228	49
NRW Holdings, Ltd.	21,530	29,836
Nufarm, Ltd.	9,183	42,092
Objective Corp., Ltd.	100	1,207
*OFX Group, Ltd.	220	400
OM Holdings, Ltd.	580	363
*Omni Bridgeway, Ltd.	6,709	16,210
oOh!media, Ltd.	15,720	17,427
*OreCorp., Ltd.	144	72
Orica, Ltd.	8,895	104,111
Origin Energy, Ltd.	7,246	35,222
Orora, Ltd.	19,706	56,016
OZ Minerals, Ltd.	4,909	87,215
*Pacific Smiles Group, Ltd.	108	178
Pact Group Holdings, Ltd.	792	1,300
*Paladin Energy, Ltd.	8,201	4,779
*Panoramic Resources, Ltd.	692	165
*Pantoro, Ltd.	1,332	265
Paragon Care, Ltd.	328	97
*Peak Rare Earths, Ltd.	128	64
Peet, Ltd.	568	448
Pendal Group, Ltd.	5,563	20,992
*Peninsula Energy, Ltd.	28,222	4,713
PeopleIN, Ltd.	52	140
Perenti Global, Ltd.	940	474

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
Perpetual, Ltd.	882	$20,678
Perseus Mining, Ltd.	1,932	2,725
*Pilbara Minerals, Ltd.	1,111	2,250
Pinnacle Investment Management Group, Ltd.	76	514
Platinum Asset Management, Ltd.	8,714	11,642
*PointsBet Holdings, Ltd.	1,174	2,503
*PolyNovo, Ltd.	152	103
*PPK Group, Ltd.	8	22
*Praemium, Ltd.	1,073	496
Premier Investments, Ltd.	348	6,299
Pro Medicus, Ltd.	539	18,187
Probiotec, Ltd.	72	117
Propel Funeral Partners, Ltd.	80	263
*Prospect Resources, Ltd.	84	58
PSC Insurance Group, Ltd.	208	680
PTB Group, Ltd.	136	117
PWR Holdings, Ltd.	2,881	20,883
*Qantas Airways, Ltd.	1,635	6,507
QANTM Intellectual Property, Ltd.	136	106
QBE Insurance Group, Ltd.	16,893	147,902
Qube Holdings, Ltd.	1,172	2,465
*Raiz Invest, Ltd.	76	53
Ramelius Resources, Ltd.	30,884	33,141
Ramsay Health Care, Ltd.	1,128	65,019
REA Group, Ltd.	287	26,396
*ReadyTech Holdings, Ltd.	48	116
Reckon, Ltd.	156	92
*Red 5, Ltd.	46,782	13,631
*Red River Resources, Ltd.	704	111
*Redbubble, Ltd.	1,254	1,016
Reece, Ltd.	735	9,146
Regis Healthcare, Ltd.	216	322
Regis Resources, Ltd.	12,178	18,087
*Reject Shop, Ltd. (The)	44	125
Reliance Worldwide Corp., Ltd.	12,185	34,291
*Resolute Mining, Ltd.	1,724	429
*Retail Food Group, Ltd.	3,172	151
Ridley Corp., Ltd.	320	384
Rio Tinto, Ltd.	2,969	238,063
*RPMGlobal Holdings, Ltd.	48	58
Sandfire Resources, Ltd.	5,878	23,852
Santos, Ltd.	14,567	82,816
SEEK, Ltd.	612	12,343
Select Harvests, Ltd.	188	878
Servcorp, Ltd.	68	174
*Service Stream, Ltd.	9,394	5,875
Seven Group Holdings, Ltd.	1,636	23,241
*Seven West Media, Ltd.	19,375	9,638
Shaver Shop Group, Ltd.	148	121
Shine Justice, Ltd.	124	101
Sigma Healthcare, Ltd.	1,416	503
*Silver Lake Resources, Ltd.	1,456	1,924
*Silver Mines, Ltd.	1,260	215
Sims, Ltd.	196	2,893
SmartGroup Corp., Ltd.	2,141	13,587
*Solstice Minerals, Ltd.	14	—
Sonic Healthcare, Ltd.	5,118	133,591
South32, Ltd.	36,592	124,040

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
Southern Cross Electrical Engineering, Ltd.	300	$142
Southern Cross Media Group, Ltd.	7,290	8,911
SRG Global, Ltd.	632	290
St Barbara, Ltd.	24,454	23,200
*Star Entertainment Grp, Ltd. (The)	16,507	37,186
Steadfast Group, Ltd.	7,552	27,693
*Strike Energy, Ltd.	24,658	5,783
Suncorp Group, Ltd.	660	5,375
Sunland Group, Ltd.	108	212
Super Retail Group, Ltd.	2,542	19,149
*Superloop, Ltd.	14,474	9,772
Symbio Holdings, Ltd.	44	153
*Syrah Resources, Ltd.	21,116	29,637
Tabcorp Holdings, Ltd.	13,681	53,084
Tassal Group, Ltd.	7,799	20,839
Technology One, Ltd.	6,144	45,802
Telstra Corp., Ltd.	27,589	79,209
*Temple & Webster Group, Ltd.	318	1,333
*Terracom, Ltd.	418	169
TPG Telecom, Ltd.	2,395	10,008
Transurban Group	6,548	66,729
Treasury Wine Estates, Ltd.	3,481	27,879
Tribune Resources, Ltd.	40	130
*Tyro Payments, Ltd.	4,459	3,977
United Malt Grp, Ltd.	13,881	41,037
*Uniti Group, Ltd.	2,404	8,491
Viva Energy Group, Ltd.	5,806	11,594
*Viva Leisure, Ltd.	92	107
*Volpara Health Technologies, Ltd.	196	118
*Wagners Holding Co., Ltd.	132	124
*Warrego Energy, Ltd.	632	61
*Webjet, Ltd.	196	840
Wesfarmers, Ltd.	3,445	120,965
*West African Resources, Ltd.	17,549	16,961
Westgold Resources, Ltd.	28,339	32,927
Westpac Banking Corp.	10,139	171,990
*Whispir, Ltd.	36	32
Whitehaven Coal, Ltd.	17,997	62,925
*Wiluna Mining Corp., Ltd.	216	114
WiseTech Global, Ltd.	294	9,458
Woodside Petroleum, Ltd.	7,369	163,126
Woolworths Group, Ltd.	4,980	136,289
Worley, Ltd.	5,330	52,688
*Xero, Ltd.	147	10,065
Yancoal Australia, Ltd.	416	1,576
*Zip Co., Ltd.	4,707	3,663

TOTAL AUSTRALIA		8,245,936

AUSTRIA (0.5%)
Addiko Bank AG	20	230
Agrana Beteiligungs AG	20	356
ANDRITZ AG	1,527	65,661
AT&S Austria Technologie & Systemtechnik AG	482	25,094
BAWAG Group AG	935	45,097
*DO & CO AG	146	13,030
Erste Group Bank AG	1,977	61,860
*FACC AG	8	67

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
AUSTRIA (Continued)
*Flughafen Wien AG	8	$227
*Kapsch TrafficCom AG	4	57
Lenzing AG	60	5,519
Mayr Melnhof Karton AG	15	2,665
*Oesterreichische Post AG	48	1,555
OMV AG	1,847	95,671
Palfinger AG	140	3,545
#POLYTEC Holding AG	24	153
*Porr Ag	720	9,176
Raiffeisen Bank International AG	2,820	32,665
Rosenbauer International AG	4	156
*Schoeller-Bleckmann Oilfield Equipment AG	120	6,925
Semperit AG Holding	559	13,622
Strabag SE	102	4,003
Telekom Austria AG	3,231	23,178
UBM Development AG	4	181
UNIQA Insurance Group AG	2,244	17,282
Verbund AG	57	6,145
Vienna Insurance Group AG Wiener Versicherung Gruppe	562	14,022
voestalpine AG	2,229	58,928
Wienerberger AG	3,007	85,651
Zumtobel Group AG	48	349

TOTAL AUSTRIA		593,070

BELGIUM (1.2%)
Ackermans & van Haaren NV	334	60,041
Ageas SA	2,273	110,016
*AGFA-Gevaert NV	3,605	14,623
Anheuser-Busch InBev SA	4,266	249,324
*Argenx SE, Sponsored ADR	49	14,079
Atenor	4	238
Barco NV	389	8,881
Bekaert SA	704	26,410
*Biocartis Group NV	44	97
*bpost SA	2,580	15,854
Cie d’Entreprises CFE	163	21,529
Deceuninck NV	548	1,550
D’ieteren Group	196	32,050
Econocom Group SA	3,605	13,881
Elia Group SA	203	32,487
Etablissements Franz Colruyt NV	1,048	38,618
Euronav NV	3,551	42,008
EVS Broadcast Equipment SA	4	89
Exmar NV	94	478
Fagron	1,716	32,277
*Galapagos NV, Sponsored ADR	850	49,453
*Greenyard NV	32	264
Immobel SA	8	577
Ion Beam Applications	32	525
Jensen-Group NV	4	140
KBC Group NV	1,564	107,280
*Kinepolis Group NV	51	2,846
Melexis NV	457	39,991
*Mithra Pharmaceuticals SA	67	659
*Ontex Group NV	2,265	15,771
Orange Belgium SA	28	544
Proximus SADP	2,463	43,133
Recticel SA	557	12,281

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
BELGIUM (Continued)
Roularta Media Group NV	4	$81
Shurgard Self Storage SA	294	17,090
Sipef NV	128	8,750
Solvay SA, Class A	1,356	129,547
Telenet Group Holding NV	515	15,375
*Tessenderlo Group SA	605	21,349
UCB SA	384	43,913
Umicore SA	2,271	88,477
Van de Velde NV	8	330
VGP NV	245	63,840
Viohalco SA	40	179

TOTAL BELGIUM		1,376,925

CANADA (12.1%)
*5N Plus, Inc.	144	221
Absolute Software Corp.	1,032	7,946
Acadian Timber Corp.	16	236
*AcuityAds Holdings, Inc.	112	340
*Advantage Energy, Ltd.	6,374	53,514
Aecon Group, Inc.	104	1,218
Africa Oil Corp.	644	1,330
Ag Growth International, Inc.	220	6,694
AGF Management, Ltd., Class B	88	485
Agnico Eagle Mines, Ltd.	1,930	112,384
*Aimia, Inc.	1,382	5,320
*Air Canada	378	6,655
AirBoss of America Corp.	20	487
Alamos Gold, Inc.	24,525	190,314
*Alexco Resource Corp.	800	845
*Alexco Resource Corp.	164	179
Algoma Central Corp.	28	378
Algonquin Power & Utilities Corp.	232	3,352
Alimentation Couche-Tard, Inc.	3,933	175,993
AltaGas, Ltd.	3,724	85,608
Altius Minerals Corp.	20	335
Altus Group, Ltd.	171	6,437
*Americas Gold & Silver Corp.	382	341
*Americas Gold & Silver Corp.	280	255
Amerigo Resources, Ltd.	196	244
Andlauer Healthcare Group, Inc.	287	10,047
Andrew Peller, Ltd., Class A	44	233
ARC Resources, Ltd.	9,797	136,524
*Argonaut Gold, Inc.	6,760	11,372
*Aritzia, Inc.	2,272	81,330
Atco, Ltd., Class I	1,375	49,242
*Athabasca Oil Corp.	9,655	18,584
*ATS Automation Tooling Systems, Inc.	713	20,915
*Aurora Cannabis, Inc.	8,899	26,964
*AutoCanada, Inc.	410	9,592
*Aya Gold & Silver, Inc.	207	1,302
B2Gold Corp.	20,918	88,901
Badger Infrastructure Solutions, Ltd.	62	1,443
*Ballard Power Systems, Inc.	1,058	8,781
Bank of Montreal	4,563	483,861
Bank of Nova Scotia (The)	5,617	355,668
Barrick Gold Corp.	4,738	105,705
*Bausch Health Cos., Inc.	1,460	27,755

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
*Baytex Energy Corp.	25,204	$129,565
BCE, Inc.	343	18,237
Birchcliff Energy, Ltd.	5,402	39,731
Bird Construction, Inc.	84	565
BMTC Group, Inc.	20	239
*Bombardier, Inc., Class A	48	54
*Bombardier, Inc., Class B	25,628	25,266
*Bonterra Energy Corp.	44	403
Boralex, Inc., Class A	2,790	84,068
Boyd Group Services, Inc.	575	71,535
*Bragg Gaming Group, Inc.	20	106
Brookfield Asset Management, Inc., Class A	2,744	136,816
Brookfield Infrastructure Corp., Class A	539	38,226
BRP, Inc.	294	23,823
*CAE, Inc.	1,270	30,201
*Calfrac Well Services, Ltd.	48	189
Calian Group, Ltd.	180	9,988
*Calibre Mining Corp.	540	600
Cameco Corp.	733	18,919
Canaccord Genuity Group, Inc.	1,900	16,799
Canacol Energy, Ltd.	228	508
*Canada Goose Holdings, Inc.	84	1,829
Canadian Imperial Bank of Commerce	129	14,335
Canadian Imperial Bank of Commerce	1,978	218,668
Canadian National Railway Co.	1,931	227,124
Canadian Natural Resources, Ltd.	5,395	333,789
Canadian Pacific Railway, Ltd.	2,030	148,637
Canadian Tire Corp., Ltd., Class A	687	95,117
Canadian Utilities, Ltd., Class A	966	29,190
Canadian Western Bank	1,928	48,892
*Canfor Corp.	1,225	23,464
*Canfor Pulp Products, Inc.	52	230
#*Canopy Growth Corp.	4,703	26,854
Capital Power Corp.	1,372	45,324
*Capstone Copper Corp.	4,253	19,467
*Cardinal Energy, Ltd.	5,208	27,913
*CareRx Corp.	16	65
Cascades, Inc.	1,078	10,653
CCL Industries, Inc.	2,172	95,187
*Celestica, Inc.	1,521	17,081
Cenovus Energy, Inc.	11,479	212,132
Centerra Gold, Inc.	8,097	75,328
CES Energy Solutions Corp.	1,453	2,990
*CGI, Inc.	1,726	137,614
CI Financial Corp.	3,714	48,675
Cogeco Communications, Inc.	294	24,269
Cogeco, Inc.	8	479
Colliers International Group, Inc.	94	10,364
Computer Modelling Group, Ltd.	1,266	4,725
*Conifex Timber, Inc.	48	68
Constellation Software, Inc.	49	77,518
*Copper Mountain Mining Corp.	8,897	19,979
Corby Spirit and Wine, Ltd.	60	897
Corus Entertainment, Inc., Class B	5,621	18,516
Crescent Point Energy Corp.	14,466	100,105
*Crew Energy, Inc.	244	964
*Denison Mines Corp.	6,613	8,663
*Descartes Systems Group, Inc. (The)	196	12,181

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
Dexterra Group, Inc.	52	$288
*DIRTT Environmental Solutions	104	115
Dollarama, Inc.	1,832	102,376
Doman Building Materials Group, Ltd.	2,874	16,056
Dorel Industries, Inc., Class B	423	2,750
DREAM Unlimited Corp.	516	18,653
Dundee Precious Metals, Inc.	10,913	63,529
Dynacor Gold Mines, Inc.	60	146
*EcoSynthetix, Inc.	16	78
*Eldorado Gold Corp.	296	2,877
Emera, Inc.	1,176	57,077
Empire Co., Ltd., Class A	108	3,586
Enbridge, Inc.	4,457	194,504
Endeavour Mining PLC	3,316	81,573
*Endeavour Silver Corp.	2,525	9,570
Enerflex, Ltd.	144	998
Enerplus Corp.	7,334	89,768
Enghouse Systems, Ltd.	823	23,266
*Ensign Energy Services, Inc.	216	688
*Enthusiast Gaming Holdings, Inc.	806	1,564
*Enthusiast Gaming Holdings, Inc.	1,761	3,434
*Equinox Gold Corp.	416	2,966
Equitable Group, Inc.	798	35,996
*ERO Copper Corp.	3,821	55,220
Evertz Technologies, Ltd.	143	1,574
Exchange Income Corp.	688	22,313
Exco Technologies, Ltd.	28	189
Extendicare, Inc.	1,507	8,572
Fairfax Financial Holdings, Ltd.	351	193,858
Fiera Capital Corp.	1,183	9,080
Finning International, Inc.	2,406	68,036
First Majestic Silver Corp.	1,804	18,581
First Quantum Minerals, Ltd.	1,959	56,453
FirstService Corp., Class WI	441	55,076
Fortis, Inc.	3,533	171,880
*Fortuna Silver Mines, Inc.	1,428	4,969
Franco-Nevada Corp.	149	22,523
*Frontera Energy Corp.	552	5,973
*Galiano Gold, Inc.	364	164
Gamehost, Inc.	16	104
*GDI Integrated Facility Services, Inc.	323	10,953
*Gear Energy, Ltd.	396	462
George Weston, Ltd.	731	91,411
GFL Environmental, Inc.	602	18,138
Gibson Energy, Inc.	766	14,660
Gildan Activewear, Inc.	2,842	96,287
*GoGold Resources, Inc.	152	301
*GoldMoney, Inc.	88	129
*Goodfood Market Corp.	812	1,340
*Gran Tierra Energy, Inc.	1,036	1,678
*Gran Tierra Energy, Inc.	13,368	21,656
Great-West Lifeco, Inc.	2,440	67,661
*Greenlane Renewables, Inc.	80	58
Hammond Power Solutions, Inc.	20	199
Hardwoods Distribution, Inc.	164	4,170
*Heroux-Devtek, Inc.	48	575
*HEXO Corp.	580	239

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
High Liner Foods, Inc.	131	$1,224
HLS Therapeutics, Inc.	12	129
Home Capital Group, Inc.	956	23,966
Hudbay Minerals, Inc.	360	2,304
Hydro One, Ltd.	112	3,044
iA Financial Corp., Inc.	1,715	90,135
*IAMGOLD Corp.	6,575	18,541
*IBI Group, Inc.	464	4,103
IGM Financial, Inc.	136	4,332
*Imperial Metals Corp.	124	359
Imperial Oil, Ltd.	580	29,081
Information Services Corp.	20	338
Innergex Renewable Energy, Inc.	1,492	20,079
Intact Financial Corp.	882	124,027
Interfor Corp.	776	22,235
Jamieson Wellness, Inc.	712	17,994
*Journey Energy, Inc.	3,350	12,582
*Karora Resources, Inc.	212	1,095
K-Bro Linen, Inc.	72	1,776
*Kelt Exploration, Ltd.	4,577	23,744
Keyera Corp.	2,960	73,812
Kinross Gold Corp.	10,568	53,685
KP Tissue, Inc.	16	140
*Largo, Inc.	70	586
Lassonde Industries, Inc., Class A	29	3,119
Laurentian Bank of Canada	1,331	40,689
Leon’s Furniture, Ltd.	129	1,978
LifeWorks, Inc.	1,932	28,571
*Lightspeed Commerce, Inc.	2,190	48,946
Linamar Corp.	931	37,064
*Lithium Americas Corp.	55	1,384
Loblaw Cos., Ltd.	1,575	144,813
Logistec Corp., Class B	8	275
*Lucara Diamond Corp.	584	283
*Lundin Gold, Inc.	108	875
Lundin Mining Corp.	13,122	120,434
*MAG Silver Corp.	56	825
*MAG Silver Corp.	192	2,845
Magellan Aerospace Corp.	24	184
Magna International, Inc.	4,643	279,834
*Mainstreet Equity Corp.	4	375
*Major Drilling Group International, Inc.	854	7,758
*Mandalay Resources Corp.	108	302
Manulife Financial Corp.	5,819	113,820
Maple Leaf Foods, Inc.	3,144	69,593
Martinrea International, Inc.	2,978	17,872
*MDF Commerce, Inc.	60	118
Medical Facilities Corp.	585	4,545
*MEG Energy Corp.	5,368	81,063
Melcor Developments, Ltd.	24	290
Methanex Corp.	2,160	108,346
Metro, Inc.	1,597	88,231
Morguard Corp.	86	8,492
*Mountain Province Diamonds, Inc.	232	136
MTY Food Group, Inc.	362	14,709
Mullen Group, Ltd.	4,741	45,591
National Bank of Canada	3,920	275,187
Neo Performance Materials, Inc.	28	283

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
*New Gold, Inc.	7,226	$10,550
NFI Group, Inc.	2,265	20,895
North American Construction Group, Ltd.	48	606
North West Co., Inc. (The)	1,070	29,997
Northland Power, Inc.	3,380	102,533
Nutrien, Ltd.	1,107	108,763
*NuVista Energy, Ltd.	819	7,023
*Obsidian Energy, Ltd.	938	7,682
*OceanaGold Corp.	26,145	65,462
Open Text Corp.	1,784	71,449
*Optiva, Inc.	4	77
*Organigram Holdings, Inc.	428	603
Osisko Gold Royalties, Ltd.	560	6,888
Pan American Silver Corp.	3,309	81,964
Paramount Resources, Ltd., Class A	1,538	37,377
Parex Resources, Inc.	824	16,144
Park Lawn Corp.	1,099	29,219
Parkland Corp.	3,087	88,138
Pason Systems, Inc.	784	9,944
*Patriot One Technologies, Inc.	176	76
Pembina Pipeline Corp.	2,654	100,454
Peyto Exploration & Development Corp.	3,165	32,416
PHX Energy Services Corp.	96	523
*Pine Cliff Energy, Ltd.	4,614	5,560
Pizza Pizza Royalty Corp.	40	423
*Points.com, Inc.	8	128
Polaris Infrastructure, Inc.	469	6,895
Pollard Banknote, Ltd.	16	270
*Precision Drilling Corp.	20	1,436
Premium Brands Holdings Corp.	413	33,892
Primo Water Corp.	384	5,622
*Profound Medical Corp.	222	1,633
*Profound Medical Corp.	195	1,424
Pulse Seismic, Inc.	72	125
Quarterhill, Inc.	1,983	3,476
Quebecor, Inc., Class B	1,883	44,539
*Real Matters, Inc.	1,560	5,566
*Recipe Unlimited Corp.	32	359
Restaurant Brands International, Inc.	1,862	106,302
*RF Capital Group, Inc.	14	174
Richelieu Hardware, Ltd.	1,029	29,363
Ritchie Bros Auctioneers, Inc.	896	49,361
Rogers Communications, Inc., Class B	2,859	155,701
Rogers Sugar, Inc.	1,967	9,404
*Roots Corp.	40	102
Royal Bank of Canada	1,289	130,862
Royal Bank of Canada	8,345	843,095
Russel Metals, Inc.	1,297	34,748
Sandstorm Gold, Ltd.	2,928	21,696
Saputo, Inc.	1,188	25,525
Savaria Corp.	99	1,188
Secure Energy Services, Inc.	22,400	115,501
*Shawcor, Ltd.	116	441
*Shopify, Inc., Class A	51	21,768
Sienna Senior Living, Inc.	711	7,727
Sierra Metals, Inc.	128	129
*Sierra Wireless, Inc.	274	4,305

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
*Sierra Wireless, Inc.	156	$2,469
Sleep Country Canada Holdings, Inc.	1,142	22,303
SNC-Lavalin Group, Inc.	2,459	54,969
*Spin Master Corp.	588	21,260
Sprott, Inc.	8	370
Sprott, Inc.	214	9,863
SSR Mining, Inc.	5,105	112,361
Stantec, Inc.	735	33,729
Stelco Holdings, Inc.	48	1,761
Stella-Jones, Inc.	276	7,666
*STEP Energy Services, Ltd.	48	151
*Steppe Gold, Ltd.	48	54
Sun Life Financial, Inc.	2,648	131,738
Suncor Energy, Inc.	11,663	419,168
*SunOpta, Inc.	1,575	8,647
*SunOpta, Inc.	420	2,327
Superior Plus Corp.	1,767	15,665
Supremex, Inc.	36	95
*Surge Energy, Inc.	120	924
*Taiga Building Products, Ltd.	48	97
Tamarack Valley Energy, Ltd.	712	2,802
*Taseko Mines, Ltd.	460	888
TC Energy Corp.	1,295	68,506
Teck Resources, Ltd., Class B	3,787	149,435
TECSYS, Inc.	14	286
*TeraGo, Inc.	24	103
TerraVest Industries, Inc.	20	349
TFI International, Inc.	721	58,026
Thomson Reuters Corp.	143	14,294
Tidewater Midstream and Infrastructure, Ltd.	420	414
TMX Group, Ltd.	539	55,159
*Torex Gold Resources, Inc.	140	1,575
Toromont Industries, Ltd.	994	87,955
Toronto-Dominion Bank (The)	4,940	356,866
*Total Energy Services, Inc.	64	404
*Touchstone Exploration, Inc.	100	113
Tourmaline Oil Corp.	4,544	235,226
TransAlta Corp.	1,116	11,975
TransAlta Corp.	1,300	14,017
TransAlta Renewables, Inc.	100	1,394
Transcontinental, Inc., Class A	1,485	18,684
TransGlobe Energy Corp.	100	437
Tree Island Steel, Ltd.	24	86
*Trevali Mining Corp.	120	96
*Trican Well Service, Ltd.	1,972	6,913
Tricon Residential, Inc.	3,047	44,320
*Trilogy Metals, Inc.	152	163
*Trisura Group, Ltd.	386	9,330
*Turquoise Hill Resources, Ltd.	108	2,942
*Uni-Select, Inc.	647	15,278
*Valens Co., Inc. The	104	102
Vecima Networks, Inc.	8	102
Vermilion Energy, Inc.	3,476	67,712
VersaBank	28	283
*Victoria Gold Corp.	697	7,635
*Viemed Healthcare, Inc.	56	279
Wajax Corp.	36	547
*Wall Financial Corp.	4	48

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
Waste Connections, Inc.	540	$74,504
Waterloo Brewing, Ltd.	28	98
*Wesdome Gold Mines, Ltd.	2,522	25,870
West Fraser Timber Co., Ltd.	1,539	135,964
Western Forest Products, Inc.	520	838
*Westport Fuel Systems, Inc.	212	252
Westshore Terminals Investment Corp.	122	3,287
Wheaton Precious Metals Corp.	882	39,567
Whitecap Resources, Inc.	11,270	92,855
Winpak, Ltd.	369	12,268
WSP Global, Inc.	710	83,230
Yamana Gold, Inc.	16,505	90,943
*Yangarra Resources, Ltd.	120	285
Yellow Pages, Ltd.	40	434

TOTAL CANADA		13,837,214

DENMARK (2.3%)
*ALK-Abello A/S	1,246	27,434
Alm Brand A/S	1,324	2,304
Ambu A/S, Class B	2,230	29,861
AP Moller - Maersk A/S, Class B	49	143,707
*Bang & Olufsen A/S	144	347
BankNordik P/F	8	142
*Bavarian Nordic A/S	1,806	34,807
*Bioporto A/S	216	41
*Brodrene Hartmann A/S	4	132
Carlsberg A/S, Class B	776	99,970
cBrain A/S	84	2,759
Chemometec A/S	182	20,842
Chr Hansen Holding A/S	963	75,523
Coloplast A/S, Class B	343	46,649
Columbus A/S	100	132
D/S Norden A/S	1,070	40,061
Danske Bank A/S	7,418	114,773
*Demant A/S	988	43,842
Dfds A/S	404	15,790
DSV A/S	490	81,304
FLSmidth & Co. A/S	80	2,228
*Genmab A/S, Class S, ADR	2,940	103,429
GN Store Nord A/S	931	35,490
H Lundbeck A/S	1,296	29,959
*H+H International A/S, Class B	720	17,522
*ISS A/S	2,999	50,166
Jeudan A/S	8	313
*Jyske Bank A/S, Registered	76	4,264
Matas A/S	1,156	16,091
*MT Hoejgaard Holding A S	8	182
*Netcompany Group A/S	44	2,480
*Nilfisk Holding A/S	415	11,771
*NKT A/S	1,810	87,069
*NNIT A/S	20	247
North Media A/S	8	89
Novo Nordisk A/S, Sponsored ADR	5,655	644,670
Novozymes A/S, B Shares	660	46,257
*NTG Nordic Transport Group A/S	245	13,429
Orsted A/S	343	38,569
Pandora A/S	1,718	153,252

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
DENMARK (Continued)
Per Aarsleff Holding A/S	28	$1,076
Ringkjoebing Landbobank A/S	1,126	139,247
ROCKWOOL A/S, Class A	8	2,233
ROCKWOOL A/S, Class B	188	53,164
Royal Unibrew A/S	897	78,133
*RTX A/S	12	272
Scandinavian Tobacco Group A/S	2,162	45,470
Schouw & Co. A/S	20	1,535
SimCorp A/S	1,118	79,276
Solar A/S, B Shares	8	955
SP Group A/S	26	1,254
Spar Nord Bank A/S	1,020	13,048
Sparekassen Sjaelland-Fyn A/S	24	660
Sydbank AS	1,120	38,883
TCM Group A/S	20	294
*Tivoli A/S	4	505
Topdanmark A/S	629	35,396
*TORM PLC, Class A	511	5,051
Tryg A/S	184	4,410
Vestas Wind Systems A/S	2,533	65,673
*Zealand Pharma A/S, Sponsored ADR	52	592
*Zealand Pharma A/S	161	1,836

TOTAL DENMARK		2,606,860

FINLAND (1.6%)
Aktia Bank OYJ	1,329	13,558
Alandsbanken Abp, Class B	8	269
Alma Media OYJ	44	455
Anora Group OYJ	1,142	10,566
Apetit OYJ	8	105
Aspo OYJ	24	180
Atria OYJ	16	185
*BasWare OYJ	233	9,746
Bittium OYJ	28	160
Cargotec OYJ, Class B	389	13,616
Caverion OYJ	1,770	8,720
Citycon OYJ	789	5,618
Digia OYJ	16	116
Elisa OYJ	1,617	95,119
Enento Group OYJ	12	284
*Evli OYJ, Class B	4	77
Fellow Bank PLC	4	2
*Finnair OYJ	4,350	2,160
Fiskars OYJ Abp	584	13,493
Fortum OYJ	2,851	47,822
Gofore Oyj	8	193
Harvia OYJ	215	7,444
HKScan OYJ, A Shares	64	93
Huhtamaki OYJ	1,568	59,765
Kamux Corp.	280	2,859
Kemira OYJ	2,378	31,358
Kesko OYJ, Class A	96	2,269
Kesko OYJ, Class B	4,943	125,308
Kojamo OYJ	1,419	28,338
Kone OYJ, Class B	2,205	107,213
*Konecranes OYJ	1,508	42,953
Lassila & Tikanoja OYJ	52	561
Marimekko Oyj	40	564

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINLAND (Continued)
Metsa Board OYJ	4	$44
Metsa Board OYJ	1,910	20,734
Metso Outotec OYJ	5,262	45,564
Musti Group OYJ	529	12,534
Neste OYJ	984	42,768
*Nokia OYJ, Sponsored ADR	30,418	153,307
Nokian Renkaat OYJ	2,588	35,152
Nordea Bank Abp	8,974	90,695
Olvi OYJ	314	10,451
Oma Saastopankki OYJ	16	330
Oriola OYJ, Class A	60	128
Oriola OYJ, Class B	1,936	4,218
Orion OYJ, Class A	32	1,303
Orion OYJ, Class B	2,271	89,699
Outokumpu OYJ	7,144	35,686
Pihlajalinna OYJ	28	338
Ponsse OYJ	15	466
Raisio OYJ, Class V	1,176	2,773
Rapala VMC OYJ	28	181
Revenio Group OYJ	473	22,824
Rovio Entertainment OYJ	749	6,886
Sampo OYJ, A Shares	3,600	176,257
Sanoma OYJ	1,406	17,859
Siili Solutions OYJ	8	127
*SRV Group OYJ	200	74
*Stockmann OYJ Abp, Class B	2,141	4,540
Stora Enso OYJ, Registered	3,724	74,232
Suominen OYJ	40	150
Taaleri OYJ	611	6,678
Talenom OYJ	239	2,647
*Tecnotree OYJ	3,459	3,352
Teleste OYJ	16	78
Terveystalo OYJ	1,716	19,370
TietoEVRY OYJ	1,718	43,389
Tokmanni Group Corp.	1,995	26,097
UPM-Kymmene OYJ	3,453	120,356
Uponor OYJ	1,904	33,725
Vaisala OYJ, A Shares	20	926
Valmet OYJ	2,506	67,838
Verkkokauppa.com OYJ	36	166
Wartsila OYJ Abp	3,099	25,167
*WithSecure OYJ	3,687	20,187
YIT OYJ	3,141	12,744

TOTAL FINLAND		1,863,209

FRANCE (7.7%)
ABC arbitrage	162	1,248
*Accor SA	1,461	48,597
*Aeroports de Paris	49	7,007
Air Liquide SA	1,844	321,641
Airbus SE	1,887	210,098
AKWEL	12	221
Albioma SA	686	36,583
ALD SA	1,155	15,791
Alstom SA	4,059	90,437
Amundi SA	96	5,844
Arkema SA	488	56,192

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FRANCE (Continued)
Assystem SA	8	$343
Atos SE	1,929	47,619
Aubay	41	2,379
AXA SA	6,163	165,533
Axway Software SA	16	294
Bastide le Confort Medical	11	438
*Beneteau SA	1,039	13,153
Bigben Interactive	20	302
BioMerieux	508	48,650
BNP Paribas SA	3,592	188,352
Boiron SA	8	351
Bollore SE	4,660	21,975
Bonduelle SCA	20	338
Bouygues SA	3,287	113,912
Bureau Veritas SA	1,044	30,211
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	4	212
Capgemini SE	653	135,090
Carrefour SA	6,903	146,812
*Casino Guichard Perrachon SA	1,216	21,423
Catana Group	571	4,771
CBo Territoria	44	177
*Cegedim SA	12	314
*CGG SA	16,325	19,065
Chargeurs SA	658	12,057
Cie de Saint-Gobain	3,651	216,962
*Cie des Alpes	32	498
Cie Generale des Etablissements Michelin SCA	2,346	294,639
Cie Plastic Omnium SA	276	4,531
*Claranova SE	1,192	4,250
Coface SA	2,433	29,543
Credit Agricole SA	288	3,152
Danone SA	1,595	96,988
*Dassault Aviation SA	191	32,280
*Dassault Systemes SE	573	25,712
*DBV Technologies SA	2,179	5,733
Derichebourg SA	2,626	24,060
Edenred	1,769	89,653
Eiffage SA	1,451	144,563
*Ekinops SAS	12	82
Electricite de France SA	2,217	20,310
*Elior Group SA	7,686	23,822
*Elis SA	2,878	41,747
Engie SA	9,652	115,285
*Eramet SA	167	22,568
*ESI Group	4	276
EssilorLuxottica SA	539	93,140
*Esso SA Francaise	16	857
*Etablissements Maurel et Prom SA	1,277	5,854
Eurazeo SE	727	56,447
Eurofins Scientific SE	1,046	97,901
Euronext NV	807	65,230
Eutelsat Communications SA	3,258	36,467
Faurecia SE	188	4,179
Fnac Darty SA	545	27,230
*Foraco International SA	104	179
Gaztransport Et Technigaz SA	372	44,817
Getlink SE	1,568	28,915
*GL Events	8	149

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FRANCE (Continued)
Groupe Crit	4	$282
Groupe Gorge SA	66	1,313
*Groupe SFPI	44	141
Guerbet	18	473
Guillemot Corp.	4	56
*Haulotte Group SA	24	97
Hermes International	98	122,667
HEXAOM	12	378
*ID Logistics Group	49	15,714
Imerys SA	637	25,362
Infotel SA	4	230
*Innate Pharma SA	2,552	7,377
*Innate Pharma SA, ADR	36	103
Interparfums SA	123	6,877
Ipsen SA	540	56,227
*IPSOS	819	39,831
Jacquet Metals SACA	20	435
*JCDecaux SA	350	7,392
Kaufman & Broad SA	340	10,420
Kering SA	343	185,665
Korian SA	1,139	24,152
La Francaise des Jeux SAEM	1,057	39,708
Laurent-Perrier	4	380
Legrand SA	1,699	151,921
Linedata Services	4	183
LISI	214	4,854
LNA Sante SA	196	7,237
L’Oreal SA	315	115,943
*Lumibird	12	272
LVMH Moet Hennessy Louis Vuitton SE	895	584,921
Maisons du Monde SA	48	826
Manitou BF SA	253	5,752
Manutan International	4	283
Mersen SA	852	28,448
Metropole Television SA	36	672
*Nacon SA	28	168
*Neurones	12	457
Nexans SA	243	22,456
Nexity SA	801	24,489
*Nicox	52	94
NRJ Group	28	177
Oeneo SA	20	295
Orange SA	20,573	245,641
Orpea SA	1,115	40,087
Pernod Ricard SA	539	112,388
Pharmagest Interactive	47	3,793
*Prodways Group SA	16	44
Publicis Groupe SA	1,485	90,205
Quadient SA	1,082	20,352
Remy Cointreau SA	147	29,387
*Renault SA	2,938	73,069
*Rexel SA	6,082	126,014
Rothschild & Co.	574	22,708
Rubis SCA	1,034	27,751
Safran SA	421	45,826
Sanofi	2,187	233,441
Sartorius Stedim Biotech	93	30,699

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FRANCE (Continued)
Savencia SA	8	$518
Schneider Electric SE	690	100,234
SCOR SE	3,176	90,464
SEB SA	252	30,493
Seche Environnement SA	4	310
SES SA	7,288	65,629
*SMCP SA	56	369
Societe BIC SA	40	2,397
Societe Generale SA	5,978	146,122
Societe LDC SA	4	368
Societe pour l’Informatique Industrielle	12	600
Sodexo SA	1,544	117,472
*SOITEC	125	22,807
*Solocal Group	184	207
Somfy SA	176	23,692
Sopra Steria Group SACA	294	52,633
SPIE SA	3,353	79,800
*SRP Groupe SA	3,298	5,459
Stef SA	4	395
STMicroelectronics NV, Sponsored NYS	2,639	96,640
Sword Group	203	8,812
Synergie SE	12	463
*Technicolor SA	3,391	11,383
*Technip Energies NV	2,128	26,008
Teleperformance	473	171,005
Television Francaise 1	840	7,164
TFF Group	8	250
Thales SA	695	89,449
Thermador Groupe	8	810
TotalEnergies SE	13,755	685,276
Trigano SA	147	19,199
*Ubisoft Entertainment SA	2,445	111,299
Union Financiere de France BQE SA	4	79
Valeo	8,399	155,104
*Vallourec SA	2,123	25,319
Veolia Environnement SA	2,704	79,587
*Verallia SA	1,389	38,421
*Verimatrix SA	72	71
Vetoquinol SA	41	5,363
Vicat SA	760	23,091
VIEL & Cie SA	16	97
Vilmorin & Cie SA	8	380
Vinci SA	3,531	345,832
Virbac SA	49	19,953
Vivendi SE	3,834	44,330
*Voltalia SA	119	2,530
Wavestone	444	23,420
*Worldline SA	3,027	120,868
*X-Fab Silicon Foundries SE	1,746	12,590
*Xilam Animation SA	4	170

TOTAL FRANCE		8,886,514

GERMANY (7.0%)
1&1 AG	882	18,628
3U Holding AG	44	110
7C Solarparken AG	381	1,781
Adesso SE	4	789
adidas AG	544	111,175

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
GERMANY (Continued)
ADLER Group SA	2,090	$15,952
All for One Group SE	4	266
Allgeier SE	16	727
Allianz SE, Registered	1,225	279,399
AlzChem Group AG	4	92
Amadeus Fire AG	8	1,128
Atoss Software AG	4	587
*Aumann AG	12	182
Aurubis AG	629	72,428
BASF SE	5,068	269,517
Basler AG	4	450
*Bauer AG	16	152
*Bayer AG, Registered	6,669	442,531
Bayerische Motoren Werke AG	2,937	243,255
Bayerische Motoren Werke AG, Preference	36	2,683
BayWa AG	80	3,827
Bechtle AG	694	32,448
Befesa SA	205	12,846
Beiersdorf AG	270	27,293
Bertrandt AG	8	375
bet-at-home.com AG	4	62
*Bijou Brigitte AG	4	93
*Bilfinger SE	905	36,910
*Borussia Dortmund GmbH & Co. KGaA	1,461	5,764
Brenntag SE	2,111	164,665
CANCOM SE	108	5,252
Carl Zeiss Meditec AG	193	24,514
CECONOMY AG	4,179	14,478
CENIT AG	8	127
Cewe Stiftung & Co. KGaA	159	14,576
*Commerzbank AG	16,748	110,993
CompuGroup Medical SE & Co. KgaA	423	22,848
*Continental AG	635	44,226
*Corestate Capital Holding SA	521	4,545
Covestro AG	3,526	153,589
CropEnergies AG	507	6,611
*CTS Eventim AG & Co. KGaA	119	8,286
*Delivery Hero SE	1,472	52,550
Dermapharm Holding SE	287	16,350
*Deutsche Bank AG, Registered	13,395	132,343
Deutsche Boerse AG	436	76,445
*Deutsche Lufthansa AG, Registered	5,453	41,149
Deutsche Post AG, Registered	4,598	198,490
Deutsche Telekom AG	26,924	499,050
Deutz AG	5,210	23,348
DIC Asset AG	44	618
Dr Hoenle AG	4	107
Draegerwerk AG & Co. KGaA	8	368
Draegerwerk AG & Co. KGaA, Preference	237	11,801
Duerr AG	850	22,274
DWS Group GmbH & Co. KGaA	164	5,443
E.ON SE	14,565	152,578
Eckert & Ziegler Strahlen- und Medizintechnik AG	366	18,634
*EDAG Engineering Group AG	16	198
Elmos Semiconductor SE	12	601
*ElringKlinger AG	48	405
Encavis AG	400	8,841

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
GERMANY (Continued)
Energiekontor AG	56	$5,388
Evonik Industries AG	2,330	61,476
Fabasoft AG	12	304
Fielmann AG	36	1,831
FORTEC Elektronik AG	4	88
*Fraport AG Frankfurt Airport Services Worldwide	1,239	67,132
Freenet AG	2,448	67,946
Fresenius Medical Care AG & Co. KGaA	1,325	83,086
Fresenius SE & Co. KGaA	3,287	117,206
FUCHS PETROLUB SE, Preference	1,518	48,171
*FUCHS PETROLUB SE	40	1,068
*Gateway Real Estate AG	28	167
GEA Group AG	1,114	43,683
Gerresheimer AG	584	40,970
*Gesco AG	8	208
GFT Technologies SE	833	33,394
*Global Fashion Group SA	2,358	4,540
*Grammer AG	12	203
Grand City Properties SA	1,191	21,108
*H&R GmbH & Co. KGaA	16	103
Hamburger Hafen und Logistik AG	969	15,865
Hannover Rueck SE	294	46,182
Hapag-Lloyd AG	88	35,556
Hawesko Holding AG	4	209
HeidelbergCement AG	1,356	79,050
*Heidelberger Druckmaschinen AG	16,702	37,565
*HelloFresh SE	1,918	82,110
Henkel AG & Co. KGaA	40	2,557
Henkel AG & Co. KGaA, Preference	1,334	86,352
*Hensoldt AG	52	1,457
*Highlight Communications AG	8	32
Hornbach Holding AG & Co. KGaA	328	39,481
HUGO BOSS AG	1,482	84,207
*Hypoport SE	49	13,699
Indus Holding AG	96	2,745
Infineon Technologies AG	4,986	144,387
Instone Real Estate Group SE	630	9,743
Jenoptik AG	823	23,390
JOST Werke AG	99	3,843
Jungheinrich AG, Preference	926	22,937
*K+S AG, Registered	3,696	125,512
KION Group AG	1,178	66,188
*Kloeckner & Co. SE	1,530	19,998
Knorr-Bremse AG	1,095	78,945
*Koenig & Bauer AG	24	471
KPS AG	32	148
Krones AG	56	4,381
KWS Saat SE & Co. KGaA	180	13,331
LANXESS AG	2,180	85,300
LEG Immobilien SE	588	60,543
Leifheit AG	8	187
*Leoni AG	554	5,216
*Manz AG	82	3,387
*Medigene AG	32	101
Mercedes-Benz Group AG	1,863	131,877
Merck KGaA	307	57,309
*METRO AG	2,462	21,765
MLP SE	995	7,043

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
GERMANY (Continued)
*MTU Aero Engines AG	114	$23,289
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	394	94,477
*Mutares SE & Co. KGaA	30	693
*Nagarro SE	102	14,505
Nemetschek SE	639	51,421
New Work SE	49	8,374
*Nexus AG	16	781
*Nordex SE	174	2,557
Norma Group SE	725	18,004
OHB SE	121	4,295
PATRIZIA AG	44	755
Pfeiffer Vacuum Technology AG	60	10,748
Porsche Automobil Holding SE, Preference	982	82,401
ProSiebenSat.1 Media SE	3,871	44,982
PSI Software AG	12	458
Puma SE	1,215	90,595
*PVA TePla AG	628	15,741
*q.beyond AG	120	187
*QIAGEN NV	2,177	98,770
Rational AG	12	7,387
Rheinmetall AG	412	93,361
RTL Group SA	56	2,933
RWE AG	3,140	131,144
S&T AG	1,586	27,105
*SAF-Holland SE	76	582
*Salzgitter AG	170	7,141
SAP SE, Sponsored ADR	1,378	138,902
Sartorius AG, Preference	149	56,446
Schloss Wachenheim AG	4	79
Scout24 SE	949	60,670
*Serviceware SE	8	97
*SGL Carbon SE	932	5,172
Siemens AG, Registered	1,470	182,651
Siemens Energy AG	2,643	51,387
Siemens Healthineers AG	360	19,468
Sixt SE, Preference	332	24,202
*Sixt SE	427	56,083
*SNP Schneider-Neureither & Partner SE	11	346
Software AG	634	19,758
Stabilus SE	720	34,332
STO SE & Co.KGaA, Preference	71	15,018
STRATEC SE	150	17,058
Stroeer SE & Co.KGaA	492	29,663
Suedzucker AG	1,374	18,003
*SUESS MicroTec SE	284	4,452
Surteco Group SE	4	128
Symrise AG	620	74,204
TAG Immobilien AG	1,705	34,283
Takkt AG	846	13,709
Talanx AG	52	2,183
*TeamViewer AG	4,767	58,059
Technotrans SE	8	199
Telefonica Deutschland Holding AG	32,168	97,361
*thyssenkrupp AG	7,852	61,132
Traffic Systems SE	8	260
Uniper SE	119	3,078
United Internet AG	1,589	51,513

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
GERMANY (Continued)
USU Software AG	4	$93
*va-Q-tec AG	4	71
Varta AG	570	53,987
VERBIO Vereinigte BioEnergie AG	392	28,038
*Vitesco Technologies Group AG	441	17,930
Volkswagen AG, Preference	1,953	306,864
Volkswagen AG	66	14,566
Vonovia SE, Class R	1,538	61,656
Vossloh AG	12	461
Wacker Chemie AG	245	39,325
Wacker Neuson SE	195	4,100
Washtec AG	16	874
*Westwing Group SE	20	229
Wuestenrot & Wuerttembergische AG	503	9,509
*Zalando SE	1,247	49,766
Zeal Network SE	16	623

TOTAL GERMANY		7,979,568

HONG KONG (2.4%)
AIA Group, Ltd.	52,800	523,212
*Aidigong Maternal & Child Health, Ltd.	278,000	15,236
*Apollo Future Mobility Group, Ltd.	8,000	362
ASM Pacific Technology, Ltd.	4,900	49,992
Bank of East Asia, Ltd. (The)	25,200	37,449
BOC Hong Kong Holdings, Ltd.	19,000	69,378
BOCOM International Holdings Co., Ltd.	1,000	137
Budweiser Brewing Co APAC, Ltd.	11,800	29,747
*Cathay Pacific Airways, Ltd.	44,000	44,190
*China Energy Development Holdings, Ltd.	8,000	150
Chow Sang Sang Holdings International, Ltd.	1,000	1,116
Chow Tai Fook Jewellery Group, Ltd.	27,800	47,053
CITIC Telecom International Holdings, Ltd.	70,000	25,159
CK Asset Holdings, Ltd.	22,000	149,729
CK Hutchison Holdings, Ltd.	500	3,518
CK Life Sciences Int’l Holdings, Inc.	6,000	451
CLP Holdings, Ltd.	500	4,875
Dah Sing Banking Group, Ltd.	7,600	6,432
Dah Sing Financial Holdings, Ltd.	400	1,175
EC Healthcare	8,000	8,187
*Esprit Holdings, Ltd.	27,500	4,907
*ESR Cayman, Ltd.	23,600	72,038
Far East Consortium International, Ltd.	1,000	313
First Pacific Co., Ltd.	80,000	32,322
*FIT Hon Teng, Ltd.	148,000	19,240
*Frontage Holdings Corp.	2,000	604
Guotai Junan International Holdings, Ltd.	7,000	767
Haitong International Securities Group, Ltd.	223,000	35,527
Hang Lung Group, Ltd.	1,000	1,963
Hang Lung Properties, Ltd.	59,000	112,945
Hang Seng Bank, Ltd.	3,100	55,116
Henderson Land Development Co., Ltd.	1,000	4,059
HK Electric Investments & HK Electric Investments, Ltd.	21,500	21,237
HKBN, Ltd.	31,000	36,231
HKR International, Ltd.	800	294
HKT Trust & HKT, Ltd.	33,000	47,358
Hong Kong & China Gas Co., Ltd.	33,000	36,549
Hong Kong Exchanges & Clearing, Ltd.	4,800	206,654
Hong Kong Technology Venture Co., Ltd.	1,000	851

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HONG KONG (Continued)
*Hongkong & Shanghai Hotels, Ltd. (The)	500	$498
Hysan Development Co., Ltd.	1,000	2,950
IGG, Inc.	25,000	10,419
International Housewares Retail Co., Ltd.	3,000	1,009
*IRC, Ltd.	2,000	54
ITC Properties Group, Ltd.	1,000	132
Johnson Electric Holdings, Ltd.	8,000	9,146
K Wah International Holdings, Ltd.	149,000	56,021
Kerry Properties, Ltd.	13,500	36,649
Kowloon Development Co., Ltd.	1,000	1,308
*Lifestyle International Holdings, Ltd.	1,000	487
L’Occitane International SA	6,500	20,752
Luk Fook Holdings International, Ltd.	1,000	2,299
Man Wah Holdings, Ltd.	34,800	33,132
MECOM Power and Construction, Ltd.	2,000	864
*Melco International Development, Ltd.	42,000	33,724
Modern Dental Group, Ltd.	2,000	739
MTR Corp., Ltd.	13,500	72,007
*NagaCorp., Ltd.	2,000	1,802
New World Development Co., Ltd.	18,000	69,053
Nissin Foods Co., Ltd.	2,000	1,320
Pacific Basin Shipping, Ltd.	97,000	45,248
*Pacific Century Premium Developments, Ltd.	2,000	120
Pacific Textiles Holdings, Ltd.	1,000	442
PCCW, Ltd.	88,000	50,134
Pentamaster International, Ltd.	2,000	245
Perfect Medical Health Management, Ltd.	19,000	11,139
Pico Far East Holdings, Ltd.	2,000	298
Power Assets Holdings, Ltd.	500	3,368
PRADA SpA	2,100	13,115
*»Razer, Inc.	72,000	24,570
*Sa Sa International Holdings, Ltd.	4,000	724
*Samson Holding, Ltd.	1,000	57
*Sands China, Ltd.	2,400	5,396
*Shangri-La Asia, Ltd.	2,000	1,522
Singamas Container Holdings, Ltd.	64,000	8,972
Sino Land Co., Ltd.	10,000	13,306
SITC International Holdings Co., Ltd.	18,000	60,794
*SJM Holdings, Ltd.	118,000	50,381
SmarTone Telecommunications Holdings, Ltd.	1,000	524
Solomon Systech International, Ltd.	106,000	7,431
Stella International Holdings, Ltd.	500	529
Sun Hung Kai Properties, Ltd.	500	5,796
SUNeVision Holdings, Ltd.	1,000	832
Swire Pacific, Ltd., Class A	500	2,861
Swire Properties, Ltd.	34,600	83,698
*Tai Hing Group Holdings, Ltd.	2,000	313
Techtronic Industries Co., Ltd.	500	6,780
*Television Broadcasts, Ltd.	500	311
Texhong Textile Group, Ltd.	37,500	45,596
Texwinca Holdings, Ltd.	2,000	347
*TOM Group, Ltd.	2,000	191
*Town Health International Medical Group, Ltd.	6,000	352
*Trendzon Holdings Group, Ltd.	132,000	4,206
United Laboratories International Holdings, Ltd. (The)	2,000	986
Value Partners Group, Ltd.	25,000	9,591
VPower Group International Holdings, Ltd.	84,000	9,849

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HONG KONG (Continued)
VSTECS Holdings, Ltd.	2,000	$1,733
VTech Holdings, Ltd.	4,800	34,106
Wang On Group, Ltd.	40,000	326
WH Group, Ltd.	137,500	95,509
Wharf Real Estate Investment Co., Ltd.	1,000	4,735
Xinyi Glass Holdings, Ltd.	30,000	67,524
*Yue Yuen Industrial Holdings, Ltd.	23,500	34,623
*Yunfeng Financial Group, Ltd.	2,000	352
Zensun Enterprises, Ltd.	1,000	468

TOTAL HONG KONG		2,770,288

IRELAND (0.7%)
AIB Group PLC	15,444	33,921
*Bank of Ireland Group PLC	13,313	81,459
Cairn Homes PLC	30,206	36,646
CRH PLC, Sponsored ADR	5,580	220,856
*Dalata Hotel Group PLC	312	1,432
FBD Holdings PLC	616	6,472
*Flutter Entertainment PLC	911	92,819
Glanbia PLC	1,941	23,302
*Glenveagh Properties PLC	4,790	5,801
*Irish Continental Group PLC	1,552	6,304
Kerry Group PLC, Class A	343	37,994
Kingspan Group PLC	976	91,699
*Permanent TSB Group Holdings PLC	104	165
Smurfit Kappa Group PLC	3,520	151,063

TOTAL IRELAND		789,933

ISRAEL (1.2%)
Afcon Holdings, Ltd.	4	230
AFI Properties, Ltd.	12	729
Africa Israel Residences, Ltd.	4	283
*Airport City, Ltd.	44	988
*Allot, Ltd.	36	212
Alrov Properties and Lodgings, Ltd.	4	259
Amot Investments, Ltd.	257	1,964
Arad, Ltd.	16	223
Ashtrom Group, Ltd.	16	450
AudioCodes, Ltd.	20	471
Aura Investments, Ltd.	160	347
Automatic Bank Services, Ltd.	36	221
*Avgol Industries 1953, Ltd.	156	110
Azorim-Investment Development & Construction Co., Ltd.	92	479
Azrieli Group, Ltd.	53	4,584
Bank Hapoalim BM	5,138	47,943
Bank Leumi Le-Israel BM	9,815	103,685
*Bet Shemesh Engines Holdings 1997, Ltd.	12	352
*Bezeq The Israeli Telecommunication Corp., Ltd.	35,061	55,935
Big Shopping Centers, Ltd.	8	1,216
*BioLine RX, Ltd.	1,140	108
Blue Square Real Estate, Ltd.	4	359
*Brack Capital Properties NV	8	1,244
*Brainsway, Ltd., Sponsored ADR	16	117
Carasso Motors, Ltd.	36	232
*Castro Model, Ltd.	4	125
*Cellcom Israel, Ltd.	148	864
*Clal Insurance Enterprises Holdings, Ltd.	2,750	61,262

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ISRAEL (Continued)
Danel Adir Yeoshua, Ltd.	128	$20,313
Delek Automotive Systems, Ltd.	748	10,633
*Delek Group, Ltd.	367	60,208
Delta Galil Industries, Ltd.	16	1,073
Dor Alon Energy in Israel 1988, Ltd.	8	325
Duniec Brothers, Ltd.	8	514
E&M Computing, Ltd.	32	108
Elbit Systems, Ltd.	108	23,152
Electra Real Estate, Ltd.	20	338
Electra, Ltd.	15	10,324
Energix-Renewable Energies, Ltd.	116	397
*Enlight Renewable Energy, Ltd.	12,709	27,578
*Equital, Ltd.	36	1,477
*Fattal Holdings 1998, Ltd.	373	54,071
First International Bank Of Israel, Ltd. (The)	838	35,435
FMS Enterprises Migun, Ltd.	4	139
Formula Systems 1985, Ltd., ADR	12	1,164
Fox Wizel, Ltd.	631	93,473
Gav-Yam Lands Corp., Ltd.	132	1,462
*Gilat Satellite Networks, Ltd.	60	442
Hamat Group, Ltd.	24	232
Harel Insurance Investments & Financial Services, Ltd.	3,254	40,120
Hilan, Ltd.	20	1,168
ICL Group, Ltd.	3,233	35,682
IDI Insurance Co., Ltd.	12	398
Ilex Medical, Ltd.	8	328
Infinya, Ltd.	4	367
Inrom Construction Industries, Ltd.	196	848
Isracard, Ltd.	316	1,598
Israel Canada T.R, Ltd.	2,048	10,235
Israel Discount Bank, Ltd., Class A	10,351	61,643
Israel Land Development—Urban Renewal, Ltd.	16	292
*Issta Lines, Ltd.	4	147
*Kamada, Ltd.	32	172
Kardan Real Estate Enterprise & Development, Ltd.	88	130
Kenon Holdings, Ltd.	265	15,314
Kerur Holdings, Ltd.	8	203
Levinstein Properties, Ltd.	8	268
M Yochananof & Sons, Ltd.	8	477
Magic Software Enterprises, Ltd.	24	415
Malam - Team, Ltd.	12	346
Matrix IT, Ltd.	442	11,208
Maytronics, Ltd.	563	10,059
Mediterranean Towers, Ltd.	100	316
Mega Or Holdings, Ltd.	16	616
Meitav Dash Investments, Ltd.	28	160
*Menora Mivtachim Holdings, Ltd.	24	601
Migdal Insurance & Financial Holdings, Ltd.	584	991
Mivne Real Estate KD, Ltd.	13,912	52,458
Mizrahi Tefahot Bank, Ltd.	1,630	60,731
*Naphtha Israel Petroleum Corp., Ltd.	56	448
*Neto Malinda Trading, Ltd.	16	819
Neto ME Holdings, Ltd.	4	308
*Nice, Ltd., Sponsored ADR	83	17,132
*Nova, Ltd.	112	10,819
Novolog, Ltd.	400	407
Oil Refineries, Ltd.	41,673	18,669
One Software Technologies, Ltd.	56	929

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ISRAEL (Continued)
*OPC Energy, Ltd.	48	$531
Palram Industries 1990, Ltd.	12	168
*Partner Communications Co., Ltd.	208	1,656
*Paz Oil Co., Ltd.	377	58,521
*Perion Network, Ltd.	4,733	103,851
Phoenix Holdings, Ltd. (The)	2,980	37,688
Plasson Industries, Ltd.	8	473
Prashkovsky Investments and Construction, Ltd.	8	317
Rami Levy Chain Stores Hashikma Marketing, Ltd.	12	911
Rapac Communication & Infrastructure, Ltd.	12	119
Raval Ics, Ltd.	80	154
Sano-Brunos Enterprises, Ltd.	4	438
Scope Metals Group, Ltd.	12	612
Shapir Engineering and Industry, Ltd.	1,019	9,597
*Shikun & Binui, Ltd.	2,281	13,570
Shufersal, Ltd.	4,996	42,192
Strauss Group, Ltd.	64	1,714
Tadiran Group, Ltd.	4	653
Tamar Petroleum, Ltd.	108	292
Tel Aviv Stock Exchange, Ltd.	76	360
Telsys, Ltd.	4	212
*Teva Pharmaceutical Industries, Ltd., Sponsored ADR	7,448	64,872
Tiv Taam Holdings 1, Ltd.	88	234
YD More Investments, Ltd.	44	171
YH Dimri Construction & Development, Ltd.	8	725

TOTAL ISRAEL		1,324,703

ITALY (2.5%)
A2A SpA	24,777	42,658
ACEA SpA	833	14,386
*Aeffe SpA	36	66
Alerion Cleanpower SpA	97	3,008
Amplifon SpA	1,225	49,392
Anima Holding SpA	4,362	21,536
*Aquafil SpA	32	205
*Arnoldo Mondadori Editore SpA	2,088	4,295
Ascopiave SpA	132	489
Assicurazioni Generali SpA	2,694	51,441
*Atlantia SpA	1,394	33,574
Autostrade Meridionali SpA	4	158
Avio SpA	28	334
Azimut Holding SpA	3,803	81,804
*Banca Carige SpA	244	203
Banca Generali SpA	96	3,212
Banca IFIS SpA	68	1,253
Banca Mediolanum SpA	2,420	17,810
*Banca Monte dei Paschi di Siena SpA	480	408
Banca Popolare di Sondrio SPA	12,563	50,389
Banca Profilo SpA	440	106
Banca Sistema SpA	64	137
Banco BPM SpA	50,538	161,385
Banco di Desio e della Brianza SpA	64	205
Be Shaping the Future SpA	2,790	9,949
BF SpA	40	150
*Biesse SpA	588	9,298
BPER Banca	1,708	2,892
Brembo SpA	621	6,289
*Brunello Cucinelli SpA	589	30,609

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ITALY (Continued)
Buzzi Unicem SpA	1,847	$34,586
Cairo Communication SpA	399	949
Carel Industries SpA	542	13,180
*Cembre SpA	4	116
Cementir Holding NV	1,043	7,306
*CIR SpA-Compagnie Industriali	16,485	7,130
CNH Industrial NV	4,304	62,341
Credito Emiliano SpA	1,673	10,290
Danieli & C Officine Meccaniche SpA	60	942
Danieli & C Officine Meccaniche SpA	1,203	25,826
Datalogic SpA	60	590
Davide Campari-Milano NV	1,396	15,883
De’ Longhi SpA	1,903	46,656
DiaSorin SpA	98	12,928
Digital Bros SpA	120	3,076
doValue SpA	1,191	10,190
*Elica SpA	32	114
Emak SpA	92	139
*Enav SpA	2,316	10,765
Enel SpA	26,746	175,446
Eni SpA	18,526	261,695
ERG SpA	1,269	44,044
Esprinet SpA	972	9,090
*Eurotech SpA	1,225	4,484
*Exprivia SpA	32	61
Ferrari NV	392	82,218
Fila SpA	28	282
*Fincantieri SpA	18,190	11,178
FinecoBank Banca Fineco SpA, Class B	2,889	40,611
*FNM SpA	212	119
*Garofalo Health Care SpA	40	198
Gefran SpA	8	80
*Geox SpA	76	66
*GPI SpA	8	110
Gruppo MutuiOnline SpA	343	10,559
Hera SpA	16,178	60,690
*Illimity Bank SpA	1,074	14,061
*IMMSI SpA	244	114
Infrastrutture Wireless Italiane SpA	2,207	23,702
*Intek Group SpA	340	197
Intesa Sanpaolo SpA	48,986	101,020
Iren SpA	628	1,640
Italgas SpA	5,646	36,810
*Juventus Football Club SpA	10,834	3,564
*Leonardo SpA	4,726	48,980
LU-VE SpA	8	181
Maire Tecnimont SpA	3,461	10,267
Mediobanca Banca di Credito Finanziario SpA	9,554	96,879
MFE-MediaForEurope NV, Class B	6,837	6,326
Moncler SpA	1,029	54,581
*Newlat Food SpA	20	125
*Nexi SpA	2,310	22,961
Openjobmetis Spa agenzia per il lavoro	12	133
Orsero SpA	12	157
*OVS SpA	4,985	9,676
*Pharmanutra SpA	4	274
Piaggio & C SpA	5,650	14,246

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ITALY (Continued)
Piovan SpA	12	$114
Pirelli & C SpA	5,529	27,694
Poste Italiane SpA	3,441	34,043
*Prima Industrie SpA	8	135
Prysmian SpA	1,666	54,871
RAI Way SpA	1,836	10,876
Recordati Industria Chimica e Farmaceutica SpA	1,358	65,887
Reply SpA	293	43,676
*Risanamento SpA	296	36
Rizzoli Corriere Della Sera Mediagroup SpA	168	130
Sabaf SpA	12	310
SAES Getters SpA	4	94
SAES Getters SpA	4	63
*Safilo Group SpA	3,069	5,161
*Saipem SpA	11,289	12,886
*Salvatore Ferragamo SpA	999	17,516
*Sanlorenzo Spa Ameglia	8	285
*Saras SpA	13,740	12,929
Sesa SpA	147	21,509
*SIT SpA	8	56
Snam SpA	13,260	73,077
*Sogefi SpA	88	80
SOL SpA	578	10,207
Stellantis NV	17,736	237,130
Technogym SpA	2,871	21,913
Tenaris SA, Sponsored ADR	1,176	35,492
Terna—Rete Elettrica Nazionale	5,913	48,444
*Tesmec SpA	536	76
Tinexta SpA	294	7,462
*Tiscali SpA	50,320	610
*Tod’s SpA	283	11,345
*TREVI—Finanziaria Industriale SpA	120	76
UniCredit SpA	13,622	127,970
Unieuro SpA	232	3,914
Unipol Gruppo SpA	636	3,502
UnipolSai Assicurazioni SpA	1,447	4,097
Webuild SpA	5,573	9,554
Wiit SpA	40	1,080
Zignago Vetro SpA	768	9,463

TOTAL ITALY		2,921,236

JAPAN (21.4%)
77 Bank, Ltd. (The)	100	1,247
A&D HOLON Holdings Co., Ltd.	600	4,043
Adastria Co., Ltd.	2,200	36,270
ADEKA Corp.	100	1,931
Advantest Corp.	2,500	173,472
Aeon Co., Ltd.	5,200	99,075
Aeon Mall Co., Ltd.	100	1,216
AGC, Inc.	4,700	177,393
Ai Holdings Corp.	3,900	51,474
Aica Kogyo Co., Ltd.	100	2,319
Air Water, Inc.	8,400	111,581
Aisan Industry Co., Ltd.	100	545
Aisin Corp.	2,000	58,351
Ajinomoto Co., Inc.	200	5,225
*Akebono Brake Industry Co., Ltd.	700	832
Alconix Corp.	300	3,267

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Alfresa Holdings Corp.	4,500	$61,512
*Allied Telesis Holdings KK	27,400	20,514
Alps Alpine Co., Ltd.	4,000	35,659
Amada Co., Ltd.	3,100	24,262
Amano Corp.	300	5,810
*ANA Holdings, Inc.	2,100	39,768
Anritsu Corp.	7,200	91,306
AOKI Holdings, Inc.	200	945
Aoyama Trading Co., Ltd.	9,900	50,509
Aozora Bank, Ltd.	100	2,010
Arcland Sakamoto Co., Ltd.	700	8,369
Arcs Co., Ltd.	3,100	48,811
Ardepro Co., Ltd.	900	306
ArtSpark Holdings, Inc.	12,100	79,571
Asahi Group Holdings, Ltd.	1,400	52,549
Asahi Holdings, Inc.	3,900	62,160
Asahi Intecc Co., Ltd.	100	1,960
Asahi Kasei Corp.	18,100	149,692
Asics Corp.	2,400	38,308
ASKA Pharmaceutical Holdings Co., Ltd.	100	918
ASKUL Corp.	2,200	27,033
Astellas Pharma, Inc.	1,900	29,007
*Atrae, Inc.	100	1,407
Autobacs Seven Co., Ltd.	100	1,057
Awa Bank, Ltd. (The)	100	1,658
Azbil Corp.	500	15,340
Bando Chemical Industries, Ltd.	200	1,317
Bank of Kyoto, Ltd. (The)	100	4,369
Bank of the Ryukyus, Ltd.	200	1,253
Bell System24 Holdings, Inc.	100	1,156
Belluna Co., Ltd.	400	2,257
Benefit One, Inc.	2,700	41,513
Benesse Holdings, Inc.	700	12,308
Bic Camera, Inc.	6,500	54,986
BIPROGY, Inc.	100	2,547
Bridgestone Corp.	4,800	176,610
Broadleaf Co., Ltd.	10,300	29,335
Brother Industries, Ltd.	7,400	129,312
Bunka Shutter Co., Ltd.	300	2,260
Calbee, Inc.	2,700	48,452
Canon Marketing Japan, Inc.	100	2,182
Canon, Inc., Sponsored ADR	6,300	144,774
Capcom Co., Ltd.	100	2,651
Carenet, Inc.	3,400	22,044
Casio Computer Co., Ltd.	3,800	39,742
Cawachi, Ltd.	1,300	20,550
Central Glass Co., Ltd.	100	1,845
Ceres, Inc. Japan	1,400	15,722
Chiba Bank, Ltd. (The)	300	1,734
Chiba Kogyo Bank, Ltd. (The)	200	420
*Chiyoda Corp.	4,700	15,744
Chubu Electric Power Co., Inc.	2,100	21,266
Chugai Pharmaceutical Co., Ltd.	800	24,100
Chugoku Bank, Ltd. (The)	300	2,214
Chugoku Electric Power Co., Inc. (The)	2,400	15,820
Chugoku Marine Paints, Ltd.	2,900	21,354
CI Takiron Corp.	300	1,283

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Citizen Watch Co., Ltd.	7,000	$26,636
CMIC Holdings Co., Ltd.	100	1,158
CMK Corp.	10,700	43,358
Coca-Cola Bottlers Japan Holdings, Inc.	200	2,254
Colowide Co., Ltd.	4,100	52,658
Computer Engineering & Consulting, Ltd.	500	4,604
COMSYS Holdings Corp.	2,900	60,592
Concordia Financial Group, Ltd.	600	2,186
Cosmo Energy Holdings Co., Ltd.	100	2,478
Create Restaurants Holdings, Inc.	15,300	95,891
Curves Holdings Co., Ltd.	300	1,769
CyberAgent, Inc.	5,000	53,489
Daicel Corp.	10,100	61,819
Daido Metal Co., Ltd.	100	432
Daido Steel Co., Ltd.	2,200	62,913
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	3,900	29,650
Dai-ichi Life Holdings, Inc.	4,800	96,493
Daiichi Sankyo Co., Ltd.	2,700	67,979
Daikyonishikawa Corp.	200	776
Daio Paper Corp.	2,100	25,140
Daiseki Co., Ltd.	600	21,743
Daishi Hokuetsu Financial Group, Inc.	100	1,945
Daishinku Corp.	4,800	43,347
Daiwa House Industry Co., Ltd.	4,900	118,869
Daiwa Securities Group, Inc.	800	3,927
Daiwabo Holdings Co., Ltd.	2,300	30,019
DCM Holdings Co., Ltd.	200	1,649
Dear Life Co., Ltd.	2,000	7,904
Denka Co., Ltd.	200	5,372
Denso Corp.	100	6,142
Dentsu Group, Inc.	1,900	68,999
Dexerials Corp.	100	2,231
DIC Corp.	100	1,910
Digital Garage, Inc.	100	3,334
Disco Corp.	100	24,776
DMG Mori Co., Ltd.	4,800	60,834
Doutor Nichires Holdings Co., Ltd.	200	2,302
Dowa Holdings Co., Ltd.	100	4,276
DTS Corp.	100	2,199
Duskin Co., Ltd.	100	2,139
East Japan Railway Co.	100	5,263
EDION Corp.	100	903
eGuarantee, Inc.	1,200	20,062
Ehime Bank, Ltd. (The)	100	714
Eiken Chemical Co., Ltd.	3,200	42,532
Elan Corp.	1,800	14,185
Electric Power Development Co., Ltd.	100	1,379
ENEOS Holdings, Inc.	43,700	153,874
ES-Con Japan, Ltd.	4,100	24,114
EXEO Group, Inc.	1,000	16,726
Fancl Corp.	300	5,789
FCC Co., Ltd.	4,300	43,179
Ferrotec Holdings Corp.	1,700	31,439
Financial Products Group Co., Ltd.	3,400	20,863
First Bank of Toyama, Ltd. (The)	200	502
Food & Life Cos, Ltd.	3,600	86,277
France Bed Holdings Co., Ltd.	100	679
Fronteo, Inc.	600	6,854

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Fuji Corp.	100	$1,684
Fuji Electric Co., Ltd.	100	4,438
Fuji Oil Co., Ltd.	4,600	9,870
Fuji Oil Holdings, Inc.	1,600	22,735
Fuji Seal International, Inc.	100	1,334
FUJIFILM Holdings Corp.	100	5,536
Fujikura, Ltd.	16,400	78,608
Fujitsu General, Ltd.	200	3,574
Fujitsu, Ltd.	100	14,422
Fukuoka Financial Group, Inc.	3,400	62,300
Funai Soken Holdings, Inc.	100	1,683
Furukawa Electric Co., Ltd.	100	1,636
Futaba Industrial Co., Ltd.	200	610
Future Corp.	300	4,464
Gakken Holdings Co., Ltd.	200	1,366
Gakujo Co., Ltd.	4,200	29,694
Geo Holdings Corp.	4,100	39,684
Glory, Ltd.	100	1,617
GMO internet, Inc.	2,500	50,652
Good Com Asset Co., Ltd.	200	1,635
GS Yuasa Corp.	100	1,750
Gunma Bank, Ltd. (The)	500	1,439
H.U. Group Holdings, Inc.	100	2,241
H2O Retailing Corp.	100	654
Hachijuni Bank, Ltd. (The)	27,000	89,194
Hakuhodo DY Holdings, Inc.	5,000	59,432
Hakuto Co., Ltd.	1,400	24,897
Hamamatsu Photonics KK	100	4,523
Hankyu Hanshin Holdings, Inc.	1,800	47,723
Hanwa Co., Ltd.	100	2,458
Harmonic Drive Systems, Inc.	100	2,547
Haseko Corp.	8,400	92,260
Hazama Ando Corp.	4,000	27,910
Heiwa Corp.	100	1,507
Hino Motors, Ltd.	9,700	50,462
Hirogin Holdings, Inc.	42,100	208,615
Hitachi Construction Machinery Co., Ltd.	100	2,281
Hitachi Zosen Corp.	500	2,721
Hitachi, Ltd.	9,200	431,170
Hokkaido Electric Power Co., Inc.	4,600	17,149
Hokuetsu Corp.	500	2,570
Hokuhoku Financial Group, Inc.	200	1,358
Hokuriku Electric Power Co.	1,500	5,962
Hokuto Corp.	100	1,574
Honda Motor Co., Ltd., Sponsored ADR	9,600	252,000
House Foods Group, Inc.	500	11,732
Hoya Corp.	100	10,026
Hulic Co., Ltd.	9,600	81,358
Hyakugo Bank, Ltd. (The)	400	1,062
Ibiden Co., Ltd.	100	3,813
Ichikoh Industries, Ltd.	100	292
Ichiyoshi Securities Co., Ltd.	1,100	4,856
Idemitsu Kosan Co., Ltd.	4,800	126,150
IDOM, Inc.	4,800	24,082
IHI Corp.	4,700	107,524
Iida Group Holdings Co., Ltd.	100	1,604
Iino Kaiun Kaisha, Ltd.	100	572

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
IMAGICA GROUP, Inc.	1,500	$8,046
Inaba Denki Sangyo Co., Ltd.	1,700	33,564
Inabata & Co., Ltd.	100	1,642
Infomart Corp.	9,600	48,534
INFRONEER Holdings, Inc.	1,900	13,917
Inpex Corp.	4,900	57,941
Intage Holdings, Inc.	500	6,098
Internet Initiative Japan, Inc.	100	3,172
Inui Global Logistics Co., Ltd.	4,300	55,459
Isetan Mitsukoshi Holdings, Ltd.	2,300	17,096
Ishihara Sangyo Kaisha, Ltd.	5,200	41,019
Isuzu Motors, Ltd.	2,800	32,785
ITOCHU Corp.	11,500	349,012
Itochu Enex Co., Ltd.	1,700	14,040
Itochu Techno-Solutions Corp.	200	4,716
Itoham Yonekyu Holdings, Inc.	6,700	33,872
Itoki Corp.	300	815
Iwatani Corp.	100	4,006
Iyo Bank, Ltd. (The)	500	2,435
Izumi Co., Ltd.	100	2,163
J Front Retailing Co., Ltd.	5,700	42,807
J Trust Co., Ltd.	200	485
*Japan Airlines Co., Ltd.	300	4,981
Japan Aviation Electronics Industry, Ltd.	4,000	56,252
*Japan Communications, Inc.	28,300	39,755
Japan Electronic Materials Corp.	1,800	27,175
Japan Elevator Service Holdings Co., Ltd.	3,800	50,272
Japan Exchange Group, Inc.	4,800	72,300
Japan Lifeline Co., Ltd.	1,200	10,049
Japan Material Co., Ltd.	500	7,622
Japan Post Holdings Co., Ltd.	1,100	7,739
Japan Post Insurance Co., Ltd.	100	1,625
Japan Steel Works, Ltd. (The)	100	2,840
Japan Tobacco, Inc.	8,700	149,309
Japan Transcity Corp.	200	917
Japan Wool Textile Co., Ltd. (The)	300	2,246
JCR Pharmaceuticals Co., Ltd.	100	1,874
JDC Corp.	300	1,239
JFE Holdings, Inc.	7,100	87,407
Joyful Honda Co., Ltd.	300	3,610
JP-Holdings, Inc.	2,100	3,452
JSR Corp.	100	2,744
JTEKT Corp.	300	2,100
Juki Corp.	11,100	74,708
JVCKenwood Corp.	27,400	39,125
Kajima Corp.	8,300	92,891
Kakaku.com, Inc.	600	12,703
Kamakura Shinsho, Ltd.	4,400	19,664
Kamigumi Co., Ltd.	100	1,706
Kanamoto Co., Ltd.	100	1,500
Kandenko Co., Ltd.	100	636
Kaneka Corp.	100	2,690
Kanematsu Corp.	200	2,078
Kansai Electric Power Co., Inc. (The)	4,500	39,596
Kanto Denka Kogyo Co., Ltd.	3,900	29,590
Kao Corp.	1,800	72,675
Katitas Co., Ltd.	100	2,350
Kawasaki Heavy Industries, Ltd.	4,700	83,726

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
KDDI Corp.	9,600	$321,210
KeePer Technical Laboratory Co., Ltd.	100	2,065
Keihan Holdings Co., Ltd.	300	6,439
Keikyu Corp.	1,500	15,178
Keiyo Bank, Ltd. (The)	400	1,538
Kewpie Corp.	1,800	30,426
KH Neochem Co., Ltd.	800	15,258
Kimura Chemical Plants Co., Ltd.	1,600	10,090
Kintetsu Group Holdings Co., Ltd.	100	2,883
Kintetsu World Express, Inc.	100	2,397
Kirin Holdings Co., Ltd.	1,800	26,404
Kitanotatsujin Corp.	5,900	7,833
Kitz Corp.	400	2,047
Kiyo Bank, Ltd. (The)	100	1,103
Koa Corp.	200	2,373
Kobe Bussan Co., Ltd.	100	2,470
Kobe Steel, Ltd.	14,700	64,105
Koito Manufacturing Co., Ltd.	100	3,693
Kojima Co., Ltd.	100	492
Komatsu, Ltd.	5,000	112,728
KOMEDA Holdings Co., Ltd.	100	1,727
Komeri Co., Ltd.	100	2,116
Konami Holdings Corp.	100	6,206
Konica Minolta, Inc.	12,500	43,802
K’s Holdings Corp.	200	1,991
Kubota Corp.	9,200	157,535
Kumagai Gumi Co., Ltd.	100	2,097
Kumiai Chemical Industry Co., Ltd.	300	2,035
Kuraray Co., Ltd.	400	3,217
Kurita Water Industries, Ltd.	100	3,454
Kyokuto Kaihatsu Kogyo Co., Ltd.	200	2,024
Kyosan Electric Manufacturing Co., Ltd.	400	1,352
Kyudenko Corp.	100	2,272
Kyushu Electric Power Co., Inc.	4,800	30,194
Kyushu Financial Group, Inc.	3,300	10,137
Kyushu Railway Co.	3,800	74,909
Lawson, Inc.	100	3,682
LIFULL Co., Ltd.	3,700	6,483
Link And Motivation, Inc.	2,800	9,941
Lintec Corp.	300	5,604
Lion Corp.	7,300	75,445
Lixil Corp.	5,600	99,154
Mabuchi Motor Co., Ltd.	100	2,690
Macnica Fuji Electronics Holdings, Inc.	2,800	58,805
Macromill, Inc.	800	7,416
Makino Milling Machine Co., Ltd.	2,600	79,971
Makita Corp.	100	2,988
Mandom Corp.	6,500	64,970
Mani, Inc.	100	1,151
Marubeni Corp.	400	4,392
Maruha Nichiro Corp.	100	1,849
Marui Group Co., Ltd.	1,700	29,431
Marusan Securities Co., Ltd.	200	763
Maruwa Unyu Kikan Co., Ltd.	200	2,348
Marvelous, Inc.	200	1,182
Matsuda Sangyo Co., Ltd.	2,600	46,196
Matsui Securities Co., Ltd.	2,300	14,291

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Maxell, Ltd.	2,000	$17,969
Mazda Motor Corp.	400	2,868
MCJ Co., Ltd.	100	657
Mebuki Financial Group, Inc.	44,500	89,989
Media Do Co., Ltd.	100	1,341
Medical Data Vision Co., Ltd.	900	6,863
Medipal Holdings Corp.	900	14,789
Megmilk Snow Brand Co., Ltd.	100	1,496
Meidensha Corp.	100	1,818
MEIJI Holdings Co., Ltd.	100	4,994
Meiko Electronics Co., Ltd.	200	5,395
Meisei Industrial Co., Ltd.	200	1,050
Menicon Co., Ltd.	100	2,150
Micronics Japan Co., Ltd.	700	8,294
Mie Kotsu Group Holdings, Inc.	3,600	12,782
MINEBEA MITSUMI, Inc.	10,800	210,065
Ministop Co., Ltd.	1,800	19,437
Mipox Corp.	3,000	20,099
Mirait Holdings Corp.	12,000	169,034
MISUMI Group, Inc.	6,100	154,430
Mito Securities Co., Ltd.	200	404
Mitsuba Corp.	100	272
Mitsubishi Chemical Holdings Corp.	18,200	111,397
Mitsubishi Corp.	4,700	159,000
Mitsubishi Electric Corp.	300	3,168
Mitsubishi Estate Co., Ltd.	9,300	135,200
Mitsubishi Gas Chemical Co., Inc.	3,100	45,438
Mitsubishi Heavy Industries, Ltd.	3,700	126,656
Mitsubishi Logistics Corp.	100	2,319
Mitsubishi Materials Corp.	1,800	28,245
*Mitsubishi Motors Corp.	900	2,272
Mitsubishi UFJ Financial Group, Inc.	31,000	180,482
Mitsui Chemicals, Inc.	4,800	110,219
*Mitsui E&S Holdings Co., Ltd.	79,600	215,650
Mitsui Fudosan Co., Ltd.	4,700	99,597
Mitsui Mining & Smelting Co., Ltd.	100	2,547
Mitsui OSK Lines, Ltd.	400	9,478
Mizuho Financial Group, Inc.	5,100	62,136
Monex Group, Inc.	9,100	42,002
MonotaRO Co., Ltd.	3,900	68,000
Morinaga & Co., Ltd.	200	6,244
Morita Holdings Corp.	200	1,925
Morningstar Japan KK	600	2,566
MS&AD Insurance Group Holdings, Inc.	100	2,996
m-up Holdings, Inc.	200	1,593
Murata Manufacturing Co., Ltd.	4,700	282,740
Musashi Seimitsu Industry Co., Ltd.	4,200	43,083
Nabtesco Corp.	100	2,299
Nagase & Co., Ltd.	6,800	97,833
Nagoya Railroad Co., Ltd.	200	3,231
Nakanishi, Inc.	3,100	50,869
*Namura Shipbuilding Co., Ltd.	11,000	29,886
Nankai Electric Railway Co., Ltd.	100	1,793
NEC Corp.	100	3,898
NEC Networks & System Integration Corp.	5,700	81,391
NET One Systems Co., Ltd.	4,800	115,221
Nextage Co., Ltd.	500	7,734
NGK Insulators, Ltd.	3,000	40,568

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
NGK Spark Plug Co., Ltd.	300	$4,629
NH Foods, Ltd.	100	3,168
NHK Spring Co., Ltd.	8,800	57,191
Nichias Corp.	100	1,807
Nichicon Corp.	100	911
Nichi-iko Pharmaceutical Co., Ltd.	3,000	18,038
Nichirei Corp.	1,000	18,408
Nidec Corp.	2,300	151,588
Nifco, Inc.	100	2,110
Nihon Dempa Kogyo Co., Ltd.	2,200	20,258
Nihon House Holdings Co., Ltd.	300	935
Nihon Kohden Corp.	100	2,424
Nihon M&A Center Holdings, Inc.	2,000	24,915
Nihon Nohyaku Co., Ltd.	200	929
Nikkiso Co., Ltd.	700	4,376
Nikkon Holdings Co., Ltd.	100	1,520
Nippn Corp.	1,800	23,479
Nippon Coke & Engineering Co., Ltd.	12,300	13,006
Nippon Concrete Industries Co., Ltd.	600	1,422
Nippon Denko Co., Ltd.	38,800	95,233
Nippon Densetsu Kogyo Co., Ltd.	100	1,247
Nippon Electric Glass Co., Ltd.	100	2,025
NIPPON EXPRESS HOLDINGS, INC.	100	5,897
Nippon Gas Co., Ltd.	3,000	42,652
Nippon Kayaku Co., Ltd.	7,800	68,271
Nippon Light Metal Holdings Co., Ltd.	100	1,285
Nippon Paint Holdings Co., Ltd.	1,300	10,425
Nippon Paper Industries Co., Ltd.	6,000	47,793
Nippon Parking Development Co., Ltd.	11,900	14,145
Nippon Pillar Packing Co., Ltd.	100	2,039
Nippon Sanso Holdings Corp.	200	3,608
*Nippon Sheet Glass Co., Ltd.	15,300	46,646
Nippon Signal Company, Ltd.	300	2,091
Nippon Steel Corp.	4,400	70,282
Nippon Suisan Kaisha, Ltd.	9,700	42,975
Nippon Telegraph & Telephone Corp.	4,800	142,525
Nippon Thompson Co., Ltd.	400	1,562
Nippon Yusen KK	100	7,302
Nipro Corp.	4,700	37,220
Nishimatsu Construction Co., Ltd.	100	2,952
Nishimatsuya Chain Co., Ltd.	400	4,915
Nishi-Nippon Financial Holdings, Inc.	200	1,209
Nishi-Nippon Railroad Co., Ltd.	200	4,023
Nissan Chemical Corp.	100	5,333
*Nissan Motor Co., Ltd.	1,100	4,389
Nissha Co., Ltd.	100	1,064
Nisshin Seifun Group, Inc.	6,100	81,829
Nisshinbo Holdings, Inc.	3,100	23,329
Nissin Electric Co., Ltd.	100	1,075
Nisso Corp.	2,200	11,292
Nitto Denko Corp.	100	6,754
NOF Corp.	100	3,767
Nohmi Bosai, Ltd.	2,700	39,929
Nojima Corp.	100	2,017
Nomura Holdings, Inc., Sponsored ADR	9,500	35,910
Nomura Holdings, Inc.	46,200	178,296
Nomura Real Estate Holdings, Inc.	100	2,435

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Nomura Research Institute, Ltd.	5,600	$160,358
North Pacific Bank, Ltd.	600	1,144
NSD Co., Ltd.	100	1,781
NSK, Ltd.	7,400	41,067
*NTN Corp.	20,700	33,232
NTT Data Corp.	500	9,274
Obayashi Corp.	400	2,766
Odakyu Electric Railway Co., Ltd.	1,300	19,827
Ogaki Kyoritsu Bank, Ltd. (The)	100	1,471
Oji Holdings Corp.	14,100	67,039
Okabe Co., Ltd.	200	1,017
Okamura Corp.	100	925
Okasan Securities Group, Inc.	700	1,886
Oki Electric Industry Co., Ltd.	4,800	31,306
Okinawa Electric Power Co., Inc. (The)	100	996
Okumura Corp.	100	2,362
Okuwa Co., Ltd.	3,200	21,513
Olympus Corp.	16,300	290,496
Omron Corp.	100	5,963
Ono Pharmaceutical Co., Ltd.	2,200	56,596
Onward Holdings Co., Ltd.	38,000	70,979
Open House Group Co., Ltd.	100	3,890
Optex Group Co., Ltd.	100	1,329
Oriental Shiraishi Corp.	1,700	3,083
Osaka Gas Co., Ltd.	4,400	79,639
Osaki Electric Co., Ltd.	300	1,139
OSG Corp.	500	6,298
Otsuka Corp.	100	3,300
Otsuka Holdings Co., Ltd.	100	3,368
Pacific Industrial Co., Ltd.	100	777
PAL GROUP Holdings Co., Ltd.	900	10,031
PALTAC Corp.	100	3,662
Pan Pacific International Holdings Corp.	5,200	80,713
Panasonic Holdings Corp.	11,200	100,321
Paramount Bed Holdings Co., Ltd.	100	1,676
*Park24 Co., Ltd.	1,900	27,262
Penta-Ocean Construction Co., Ltd.	18,100	88,991
*PeptiDream, Inc.	600	9,735
Persol Holdings Co., Ltd.	700	14,015
Pickles Corp.	1,700	16,612
Pigeon Corp.	6,200	106,093
Pola Orbis Holdings, Inc.	2,800	32,547
Precision System Science Co., Ltd.	3,900	12,884
Press Kogyo Co., Ltd.	20,000	60,358
Prestige International, Inc.	2,200	10,613
Qol Holdings Co., Ltd.	100	840
Raccoon Holdings, Inc.	100	1,091
Raito Kogyo Co., Ltd.	3,300	49,464
Rakus Co., Ltd.	4,900	61,156
Rakuten Group, Inc.	4,700	33,302
Recruit Holdings Co., Ltd.	7,100	264,031
Relia, Inc.	400	3,297
Relo Group, Inc.	3,100	44,768
*Renesas Electronics Corp.	7,400	80,420
Rengo Co., Ltd.	200	1,189
Resona Holdings, Inc.	7,600	33,137
Resorttrust, Inc.	100	1,693
Ricoh Co., Ltd.	5,000	36,701

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Riken Technos Corp.	400	$1,349
Riken Vitamin Co., Ltd.	100	1,316
Riso Kyoiku Co., Ltd.	5,500	16,301
Rohto Pharmaceutical Co., Ltd.	2,300	61,601
Round One Corp.	1,700	19,078
Ryohin Keikaku Co., Ltd.	4,900	44,212
Sakata INX Corp.	500	3,797
Sala Corp.	100	482
SAMTY Co., Ltd.	100	1,621
San-Ai Obbli Co., Ltd.	200	1,467
Sangetsu Corp.	600	7,220
San-In Godo Bank, Ltd. (The)	200	997
Sanki Engineering Co., Ltd.	100	1,134
Sankyo Co., Ltd.	100	2,891
Sankyu, Inc.	3,800	116,000
Santen Pharmaceutical Co., Ltd.	6,100	50,049
Sanwa Holdings Corp.	6,500	59,602
Sapporo Holdings, Ltd.	100	2,084
Sawai Group Holdings Co., Ltd.	100	3,361
SBI Holdings, Inc.	100	2,248
SCSK Corp.	10,800	173,053
Seibu Holdings, Inc.	1,700	17,005
Seiko Epson Corp.	5,600	78,580
Seino Holdings Co., Ltd.	11,200	91,806
Sekisui Chemical Co., Ltd.	10,700	145,271
Sekisui House, Ltd.	5,200	90,667
Senko Group Holdings Co., Ltd.	300	2,042
Senshu Ikeda Holdings, Inc.	128,700	176,818
Septeni Holdings Co., Ltd.	6,100	31,310
Seria Co., Ltd.	100	1,970
Seven & i Holdings Co., Ltd.	7,300	322,178
Seven Bank, Ltd.	13,600	25,508
SG Holdings Co., Ltd.	4,700	83,182
Sharp Corp.	6,900	58,583
Shiga Bank, Ltd. (The)	100	1,890
Shikoku Bank, Ltd. (The)	100	601
Shikoku Electric Power Co, Inc.	4,000	23,032
Shimadzu Corp.	2,500	82,684
Shimano, Inc.	100	17,984
Shimizu Corp.	6,600	34,793
Shin Nippon Biomedical Laboratories, Ltd.	500	5,318
Shin-Etsu Chemical Co., Ltd.	100	13,882
Shin-Etsu Polymer Co., Ltd.	100	792
Shinmaywa Industries, Ltd.	300	2,112
Shinnihonseiyaku Co., Ltd.	1,800	20,187
Shinoken Group Co., Ltd.	100	782
Ship Healthcare Holdings, Inc.	1,400	23,557
Shiseido Co., Ltd.	1,800	85,248
Shizuoka Bank, Ltd. (The)	300	1,947
Shizuoka Gas Co., Ltd.	1,900	13,653
Showa Denko KK	9,300	181,392
Siix Corp.	1,400	10,806
SKY Perfect JSAT Holdings, Inc.	3,000	9,725
Skylark Holdings Co., Ltd.	4,300	51,211
SMS Co., Ltd.	100	2,389
Sodick Co., Ltd.	2,300	12,959
SoftBank Corp.	30,400	355,480

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Sohgo Security Services Co., Ltd.	2,300	$64,264
Sojitz Corp.	4,700	72,082
Solasto Corp.	1,300	9,031
Sompo Holdings, Inc.	4,700	191,722
Sony Group Corp.	5,000	433,004
Sparx Group Co., Ltd.	3,900	7,736
S-Pool, Inc.	5,300	53,548
Stanley Electric Co., Ltd.	4,400	76,209
Star Micronics Co., Ltd.	400	4,511
Starts Corp., Inc.	100	1,859
Subaru Corp.	11,200	169,349
Sugi Holdings Co., Ltd.	300	12,921
SUMCO Corp.	4,400	64,424
Sumitomo Chemical Co., Ltd.	19,400	82,505
Sumitomo Corp.	4,800	76,375
Sumitomo Electric Industries, Ltd.	500	5,397
Sumitomo Forestry Co., Ltd.	4,300	66,345
Sumitomo Heavy Industries, Ltd.	2,600	55,167
Sumitomo Metal Mining Co., Ltd.	100	4,377
Sumitomo Mitsui Construction Co., Ltd.	9,900	32,246
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	24,000	143,760
Sumitomo Mitsui Trust Holdings, Inc.	1,800	56,003
Sumitomo Osaka Cement Co., Ltd.	300	8,382
Sumitomo Pharma Co., Ltd.	500	4,465
Sumitomo Realty & Development Co., Ltd.	3,800	100,719
Sumitomo Riko Co., Ltd.	100	429
Sumitomo Rubber Industries, Ltd.	300	2,607
Sumitomo Warehouse Co., Ltd. (The)	100	1,686
Sundrug Co., Ltd.	100	2,331
Suntory Beverage & Food, Ltd.	100	3,960
Suruga Bank, Ltd.	200	630
Suzuken Co., Ltd.	100	2,964
Suzuki Motor Corp.	100	3,016
SWCC Showa Holdings Co., Ltd.	4,000	53,967
Systena Corp.	20,300	64,397
Syuppin Co., Ltd.	2,900	27,756
T Hasegawa Co., Ltd.	700	13,696
T&D Holdings, Inc.	6,100	78,628
Tadano, Ltd.	100	713
Taiheiyo Cement Corp.	2,100	34,103
Taiko Pharmaceutical Co., Ltd.	7,800	36,182
Taisei Corp.	100	2,721
Taiyo Holdings Co., Ltd.	100	2,404
Taiyo Yuden Co., Ltd.	100	3,998
Takara Bio, Inc.	3,400	55,005
Takara Holdings, Inc.	12,400	104,897
Takara Leben Co., Ltd.	2,400	5,502
Takara Standard Co., Ltd.	100	1,004
Takasago Thermal Engineering Co., Ltd.	100	1,311
Takashimaya Co., Ltd.	17,300	157,698
Takeda Pharmaceutical Co., Ltd.	10,600	308,362
Takeuchi Manufacturing Co., Ltd.	1,400	25,729
Tamron Co., Ltd.	100	1,773
Tamura Corp.	7,600	32,380
Tatsuta Electric Wire and Cable Co., Ltd.	300	1,072
TDK Corp.	5,000	156,877
TechMatrix Corp.	100	1,555
TechnoPro Holdings, Inc.	100	2,570

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Teijin, Ltd.	300	$3,214
Terumo Corp.	900	27,050
THK Co., Ltd.	6,200	124,134
TIS, Inc.	2,200	49,804
Tobu Railway Co., Ltd.	100	2,256
Tocalo Co., Ltd.	400	4,029
Tochigi Bank, Ltd. (The)	500	934
Toda Corp.	400	2,303
Toho Bank, Ltd. (The)	1,000	1,559
Toho Gas Co., Ltd.	100	2,358
Toho Holdings Co., Ltd.	4,300	70,129
Toho Titanium Co., Ltd.	3,300	37,850
Toho Zinc Co., Ltd.	100	2,160
Tohoku Electric Power Co., Inc.	6,900	38,452
Tokai Carbon Co., Ltd.	10,100	83,881
TOKAI Holdings Corp.	500	3,373
Tokai Rika Co., Ltd.	100	1,057
Tokai Tokyo Financial Holdings, Inc.	300	896
Tokio Marine Holdings, Inc.	100	5,418
Tokuyama Corp.	100	1,338
*Tokyo Base Co., Ltd.	100	255
*Tokyo Electric Power Co. Holdings, Inc.	12,600	43,569
Tokyo Electron Device, Ltd.	100	4,214
Tokyo Gas Co., Ltd.	300	5,768
Tokyo Seimitsu Co., Ltd.	100	3,481
Tokyo Tatemono Co., Ltd.	7,900	111,220
Tokyu Construction Co., Ltd.	600	2,797
Tokyu Corp.	7,800	95,784
Tokyu Fudosan Holdings Corp.	1,300	6,793
Toli Corp.	400	670
TOMONY Holdings, Inc.	600	1,524
Tomy Co., Ltd.	1,700	16,244
Topcon Corp.	6,400	83,038
Topre Corp.	100	854
Toray Industries, Inc.	7,500	35,827
Toridoll Holdings Corp.	100	1,820
Tosoh Corp.	4,500	62,311
TOTO, Ltd.	100	3,385
Towa Bank, Ltd. (The)	200	832
Toyo Construction Co., Ltd.	500	3,593
Toyo Ink SC Holdings Co., Ltd.	100	1,494
Toyo Seikan Group Holdings, Ltd.	2,000	21,766
Toyo Suisan Kaisha, Ltd.	100	3,091
Toyo Tire Corp.	4,000	46,033
Toyobo Co., Ltd.	100	823
Toyoda Gosei Co., Ltd.	1,600	23,476
Toyota Boshoku Corp.	100	1,606
Toyota Motor Corp.	39,300	678,104
Toyota Tsusho Corp.	2,500	90,595
TRE Holdings Corp.	1,200	19,311
Trend Micro, Inc.	4,700	263,368
Tsubaki Nakashima Co., Ltd.	12,200	88,421
Tsugami Corp.	600	5,659
Tsukuba Bank, Ltd.	500	753
Tsumura & Co.	100	2,466
Tsuruha Holdings, Inc.	100	5,133
UACJ Corp.	100	1,686

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
UBE Corp.	7,600	$118,259
Unicharm Corp.	4,600	160,730
Unipres Corp.	200	1,156
United Super Markets Holdings, Inc.	100	844
*Unitika, Ltd.	200	434
Urbanet Corp Co., Ltd.	200	465
USS Co., Ltd.	200	3,336
*Uzabase, Inc.	1,700	9,985
Vital KSK Holdings, Inc.	100	588
VT Holdings Co., Ltd.	800	2,840
Wacoal Holdings Corp.	100	1,428
Wacom Co., Ltd.	1,600	11,683
Wakita & Co., Ltd.	200	1,663
Warabeya Nichiyo Holdings Co., Ltd.	100	1,277
Welcia Holdings Co., Ltd.	100	2,068
West Japan Railway Co.	100	3,739
WIN-Partners Co., Ltd.	100	769
Yakult Honsha Co., Ltd.	1,700	88,175
YAMABIKO Corp.	3,600	39,179
Yamada Holdings Co., Ltd.	26,700	79,754
Yamaguchi Financial Group, Inc.	6,800	37,422
Yamaha Corp.	200	7,718
Yamaha Motor Co., Ltd.	4,900	101,737
Yamaichi Electronics Co., Ltd.	500	6,426
YA-MAN, Ltd.	100	958
Yamato Holdings Co., Ltd.	4,000	75,486
Yamazaki Baking Co., Ltd.	400	4,958
Yamazen Corp.	200	1,485
Yaskawa Electric Corp.	100	3,435
Yellow Hat, Ltd.	100	1,253
Yokogawa Bridge Holdings Corp.	100	1,470
Yokohama Rubber Co., Ltd. (The)	4,700	63,049
Yokorei Co., Ltd.	500	3,350
Yondoshi Holdings, Inc.	100	1,301
*Yoshimura Food Holdings KK	100	414
Yoshinoya Holdings Co., Ltd.	1,900	34,639
Yurtec Corp.	300	1,593
Z Holdings Corp.	2,400	9,533
Zenrin Co., Ltd.	100	729
Zensho Holdings Co., Ltd.	1,200	28,435
Zeon Corp.	200	2,133
ZIGExN Co., Ltd.	3,500	8,320
ZOZO, Inc.	100	2,130

TOTAL JAPAN		24,551,646

MALAYSIA (0.0%)
Silverlake Axis, Ltd.	900	212

TOTAL MALAYSIA		212

NETHERLANDS (3.2%)
Aalberts NV	2,039	100,303
ABN AMRO Bank NV	448	5,669
Aegon NV, Registered, Sponsored NYS	1,884	9,684
Aegon NV	33,030	173,006
*AFC Ajax NV	4	54
Akzo Nobel NV	1,139	99,852
*Alfen Beheer BV	196	17,820
AMG Advanced Metallurgical Group NV	365	14,455

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
NETHERLANDS (Continued)
APERAM SA	914	$35,705
Arcadis NV	92	3,874
ArcelorMittal SA, Sponsored NYS	7,142	208,832
ASM International NV	190	58,108
ASML Holding NV, Sponsored NYS	1,456	820,849
ASR Nederland NV	2,557	116,910
*Avantium N.V.	167	608
B&S Group Sarl	298	2,201
*Basic-Fit NV	580	24,512
BE Semiconductor Industries NV	898	55,647
*Beter Bed Holding NV	40	210
Brunel International NV	28	328
Coca-Cola Europacific Partners PLC	1,310	67,303
Corbion NV	1,092	38,086
ForFarmers NV	1,539	4,765
*Fugro NV	2,011	24,907
Heijmans NV	36	497
Heineken NV	403	39,709
IMCD NV	833	134,189
ING Groep NV	11,160	107,137
JDE Peet’s NV	659	19,466
Kendrion NV	24	458
Koninklijke Ahold Delhaize NV	5,842	173,120
*Koninklijke BAM Groep NV	10,175	28,424
Koninklijke DSM NV	841	142,487
Koninklijke KPN NV	36,683	127,126
Koninklijke Philips NV, Sponsored NYS	5,835	150,426
Koninklijke Vopak NV	108	2,919
*Lucas Bols NV	12	133
Nedap NV	8	533
NN Group NV	1,701	84,232
*OCI NV	1,450	55,558
Ordina NV	1,354	6,264
*Pharming Group NV	8,430	6,995
PostNL NV	9,913	32,712
Prosus NV	2,558	125,726
Randstad NV	1,749	93,842
SBM Offshore NV	5,159	75,106
SIF Holding NV	16	184
Signify NV	3,093	132,477
*Sligro Food Group NV	578	13,628
TKH Group NV	52	2,568
*TomTom NV	923	8,082
Universal Music Group NV	935	21,982
Van Lanschot Kempen NV	600	15,761
Wolters Kluwer NV	1,672	170,356

TOTAL NETHERLANDS		3,655,785

NEW ZEALAND (0.3%)
*a2 Milk Co., Ltd. (The)	2,032	6,489
*Air New Zealand, Ltd.	15,222	8,744
Arvida Group, Ltd.	872	928
*Auckland International Airport, Ltd.	3,082	15,673
Briscoe Group, Ltd.	40	156
CDL Investments New Zealand, Ltd.	140	94
*Channel Infrastructure NZ, Ltd.	348	244
Chorus, Ltd.	7,573	36,127

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
NEW ZEALAND (Continued)
Colonial Motor Co., Ltd. The	8	$56
Comvita, Ltd.	56	120
Contact Energy, Ltd.	270	1,434
Delegat Group, Ltd.	24	196
EBOS Group, Ltd.	315	8,669
*Eroad, Ltd.	72	147
Fisher & Paykel Healthcare Corp., Ltd.	1,312	18,308
Fletcher Building, Ltd.	5,321	21,378
Fonterra Co-operative Group, Ltd.	48	89
Freightways, Ltd.	5,278	42,067
Genesis Energy, Ltd.	466	867
*Gentrack Group, Ltd.	92	100
Hallenstein Glasson Holdings, Ltd.	64	250
Heartland Group Holdings, Ltd.	992	1,481
Infratil, Ltd.	2,642	14,404
KMD Brands, Ltd.	856	767
Mainfreight, Ltd.	189	9,973
Manawa Energy, Ltd.	52	228
Mercury NZ, Ltd.	100	393
Meridian Energy, Ltd.	5,545	17,059
*Millennium & Copthorne Hotels New Zealand, Ltd.	52	83
Napier Port Holdings, Ltd.	96	181
NZME, Ltd.	268	254
NZX, Ltd.	320	266
Oceania Healthcare, Ltd.	964	645
PGG Wrightson, Ltd.	24	63
Port of Tauranga, Ltd.	132	556
*Pushpay Holdings, Ltd.	22,284	19,092
*Rakon, Ltd.	128	139
Restaurant Brands New Zealand, Ltd.	44	366
Ryman Healthcare, Ltd.	2,752	16,451
*Sanford, Ltd.	80	235
Scales Corp., Ltd.	124	390
Scott Technology, Ltd.	32	63
*Serko, Ltd.	36	119
Skellerup Holdings, Ltd.	176	653
*SKY Network Television, Ltd.	224	389
SKYCITY Entertainment Group, Ltd.	25,225	47,480
Spark New Zealand, Ltd.	7,281	23,251
Steel & Tube Holdings, Ltd.	196	195
Summerset Group Holdings, Ltd.	3,632	27,628
*Synlait Milk, Ltd.	152	348
The Warehouse Group, Ltd.	144	322
*Tourism Holdings, Ltd.	168	327
TOWER, Ltd.	448	203
Vector, Ltd.	136	390
*Vista Group International, Ltd.	192	233

TOTAL NEW ZEALAND		346,763

NORWAY (1.0%)
2020 Bulkers, Ltd.	87	1,128
ABG Sundal Collier Holding ASA	4,484	3,436
*Adevinta ASA	860	6,803
AF Gruppen ASA	28	569
*Akastor ASA	204	180
Aker ASA, A Shares	49	4,073
Aker BP ASA	392	14,327
Aker Solutions ASA	3,373	11,904

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
NORWAY (Continued)
AKVA Group ASA	16	$149
American Shipping Co. ASA	68	238
*ArcticZymes Technologies ASA	20	186
Arendals Fossekompani A/S	153	6,257
*Asetek A/S	28	80
Atea ASA	1,704	20,631
*Atlantic Sapphire ASA	4,723	13,292
Austevoll Seafood ASA	220	3,540
Avance Gas Holding, Ltd.	24	102
*Bakkafrost P/F	651	45,279
Belships ASA	2,948	6,360
Bonheur ASA	16	604
*Borr Drilling, Ltd.	7,715	29,857
Borregaard ASA	1,192	23,030
Bouvet ASA	100	746
*BW Energy, Ltd.	632	1,865
BW LPG, Ltd.	2,861	18,348
BW Offshore, Ltd.	5,460	15,976
*Crayon Group Holding ASA	882	13,178
DNB Bank ASA	2,895	57,098
DNO ASA	6,703	10,411
Elkem ASA	5,159	21,840
Elmera Group ASA	2,756	6,313
*Ensurge Micropower ASA	104	37
Equinor ASA, Sponsored ADR	4,769	162,528
Europris ASA	2,200	11,288
FLEX LNG, Ltd.	445	12,505
*Frontline, Ltd.	2,205	18,674
*Gaming Innovation Group, Inc.	76	145
Gjensidige Forsikring ASA	649	14,044
Golden Ocean Group, Ltd.	2,509	32,088
*Grieg Seafood ASA	805	12,166
*Hafnia, Ltd.	1,038	3,086
*Hexagon Composites ASA	1,616	6,539
Hunter Group ASA	452	150
Kid ASA	36	408
Kitron ASA	2,649	5,255
*Komplett Bank ASA	136	105
*Kongsberg Automotive ASA	28,486	7,614
Kongsberg Gruppen ASA	32	1,394
Leroy Seafood Group ASA	144	1,371
*Magseis Fairfield ASA	268	178
Medistim ASA	16	437
Mowi ASA	1,632	46,718
MPC Container Ships ASA	4,286	13,024
Multiconsult ASA	16	253
*NEL ASA	4,929	7,200
*Nordic Semiconductor ASA	370	7,603
Norsk Hydro ASA	3,863	33,146
*Norske Skog ASA	1,221	6,841
Norway Royal Salmon ASA	147	3,874
*Norwegian Energy Co. ASA	263	9,866
*NRC Group ASA	76	155
*Odfjell Drilling, Ltd.	3,218	8,462
*Odfjell SE, A Shares	36	178
*Odfjell Technology, Ltd.	201	487
Okeanis Eco Tankers Corp.	12	123

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
NORWAY (Continued)
Olav Thon Eiendomsselskap ASA	16	$325
Orkla ASA	1,999	16,384
*Otello Corp. ASA	104	301
Pareto Bank ASA	56	329
*PGS ASA	7,863	3,072
*PhotoCure ASA	1,680	21,080
Protector Forsikring ASA	1,127	12,919
*REC Silicon ASA	3,784	6,681
Salmar ASA	49	4,066
Sandnes Sparebank	20	217
*SATS ASA	72	137
Scatec ASA	1,139	14,120
Schibsted ASA, Class A	40	849
Schibsted ASA, Class B	1,108	21,586
*Self Storage Group ASA	60	202
Selvaag Bolig ASA	68	326
*Shelf Drilling, Ltd.	168	243
*Solstad Offshore ASA	136	216
Sparebank 1 Oestlandet	672	9,925
SpareBank 1 Sorost-Norge	100	625
SpareBank 1 SR-Bank ASA	92	1,185
Sparebanken More	60	517
Stolt-Nielsen, Ltd.	441	8,056
Storebrand ASA	4,615	40,738
Subsea 7 SA	2,928	24,514
Telenor ASA	2,288	32,638
TGS ASA	2,438	38,363
TOMRA Systems ASA	869	34,773
Veidekke ASA	1,831	23,977
*Volue ASA	20	86
*Vow ASA	1,274	2,792
Wallenius Wilhelmsen ASA	904	5,773
XXL ASA	216	229
Yara International ASA	916	47,262

TOTAL NORWAY		1,140,248

PORTUGAL (0.3%)
Altri SGPS SA	2,373	15,909
*Banco Comercial Portugues SA, Class R	158,210	24,702
Corticeira Amorim SGPS SA	149	1,550
CTT-Correios de Portugal SA	2,195	9,969
EDP—Energias de Portugal SA	11,279	52,855
EDP Renovaveis SA	1,680	40,125
Galp Energia SGPS SA	8,036	98,595
*Ibersol SGPS SA	334	1,966
Jeronimo Martins SGPS SA	1,130	23,603
*Mota-Engil SGPS SA	1,695	2,285
Navigator Co. SA (The)	3,951	16,339
NOS SGPS SA	3,934	16,692
*Novabase SGPS SA	12	64
REN—Redes Energeticas Nacionais SGPS SA	4,552	13,878
Sonae SGPS SA	10,134	11,001

TOTAL PORTUGAL		329,533

SINGAPORE (1.0%)
AEM Holdings, Ltd.	7,800	27,169
Avarga, Ltd.	500	87
*Banyan Tree Holdings, Ltd.	600	126

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SINGAPORE (Continued)
BRC Asia, Ltd.	100	$119
Bukit Sembawang Estates, Ltd.	300	1,095
*Centurion Corp., Ltd.	600	161
China Aviation Oil Singapore Corp., Ltd.	500	322
China Sunsine Chemical Holdings, Ltd.	500	168
Chip Eng Seng Corp., Ltd.	800	267
City Developments, Ltd.	200	1,237
Civmec, Ltd.	500	235
ComfortDelGro Corp., Ltd.	24,400	25,974
*COSCO SHIPPING International Singapore Co., Ltd.	1,600	284
CSE Global, Ltd.	500	174
Dairy Farm International Holdings, Ltd.	2,100	5,712
DBS Group Holdings, Ltd.	5,700	140,013
Del Monte Pacific, Ltd.	800	220
Delfi, Ltd.	500	277
Far East Orchard, Ltd.	300	243
First Resources, Ltd.	17,200	26,531
Food Empire Holdings, Ltd.	300	116
Frasers Property, Ltd.	300	237
Frencken Group, Ltd.	10,600	10,977
Fu Yu Corp., Ltd.	700	139
Genting Singapore, Ltd.	32,500	19,064
Geo Energy Resources, Ltd.	16,400	5,819
Golden Agri-Resources, Ltd.	123,700	29,113
*Golden Energy & Resources, Ltd.	2,900	1,418
Great Eastern Holdings, Ltd.	100	1,477
GuocoLand, Ltd.	2,000	2,375
*Halcyon Agri Corp., Ltd.	1,300	226
*Hiap Hoe, Ltd.	300	163
Ho Bee Land, Ltd.	100	219
Hong Fok Corp., Ltd.	14,900	9,711
Hong Leong Asia, Ltd.	200	114
Hongkong Land Holdings, Ltd.	16,000	75,040
Hotel Grand Central, Ltd.	100	73
Hour Glass, Ltd. (The)	1,100	1,967
Hutchison Port Holdings Trust, Class U	93,700	22,488
iFAST Corp., Ltd.	2,500	9,070
*Indofood Agri Resources, Ltd.	500	132
ISDN Holdings, Ltd.	16,800	7,056
Japfa, Ltd.	125,300	54,897
Jardine Cycle & Carriage, Ltd.	100	2,100
Keppel Corp., Ltd.	5,000	24,875
Keppel Infrastructure Trust	44,100	17,724
*Mandarin Oriental International, Ltd.	100	205
Mewah International, Inc.	700	213
Micro-Mechanics Holdings, Ltd.	100	230
*mm2 Asia, Ltd.	505,500	23,794
Nanofilm Technologies International, Ltd.	4,400	8,603
NetLink NBN Trust	13,100	9,487
*Oceanus Group, Ltd.	21,200	292
OUE, Ltd.	500	493
Oversea-Chinese Banking Corp., Ltd.	14,000	125,614
Oxley Holdings, Ltd.	1,100	145
Pan-United Corp., Ltd.	200	61
Propnex, Ltd.	100	131
Q&M Dental Group Singapore, Ltd.	6,200	2,290
QAF, Ltd.	300	191

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SINGAPORE (Continued)
Raffles Medical Group, Ltd.	19,100	$16,598
*SATS, Ltd.	600	1,977
SBS Transit, Ltd.	100	212
Sembcorp Industries, Ltd.	12,500	26,704
*Sembcorp Marine, Ltd.	487,900	38,512
Sheng Siong Group, Ltd.	800	886
*SIA Engineering Co., Ltd.	100	194
SIIC Environment Holdings, Ltd.	1,500	239
*Singapore Airlines, Ltd.	3,800	15,135
Singapore Exchange, Ltd.	4,900	34,739
Singapore Technologies Engineering, Ltd.	7,900	23,456
Singapore Telecommunications, Ltd.	10,100	20,260
*Sinostar PEC Holdings, Ltd.	300	56
Stamford Land Corp., Ltd.	20,400	5,909
StarHub, Ltd.	10,400	9,489
Tai Sin Electric, Ltd.	200	57
Thomson Medical Group, Ltd.	2,600	152
Tiong Woon Corp Holding, Ltd.	100	39
Tuan Sing Holdings, Ltd.	1,000	293
UMS Holdings, Ltd.	6,600	5,735
United Overseas Bank, Ltd.	4,900	106,417
UOB-Kay Hian Holdings, Ltd.	500	590
UOL Group, Ltd.	200	1,057
Venture Corp., Ltd.	3,900	48,436
Vicom, Ltd.	100	151
Wilmar International, Ltd.	14,100	45,336
Wing Tai Holdings, Ltd.	800	1,014

TOTAL SINGAPORE		1,102,396

SPAIN (2.4%)
Acciona SA	343	67,847
Acerinox SA	3,122	33,216
ACS Actividades de Construccion y Servicios SA	1,713	44,437
Aedas Homes SA	20	469
*Aena SME SA	49	7,046
Alantra Partners SA	16	264
Almirall SA	485	6,355
*Amadeus IT Group SA	501	31,923
*Amper SA	13,517	3,722
Applus Services SA	4,403	34,466
Atresmedia Corp. de Medios de Comunicacion SA	2,342	9,018
Audax Renovables SA	2,063	2,633
Azkoyen SA	12	70
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	25,465	132,163
Banco de Sabadell SA	107,519	84,390
Banco Santander SA, Sponsored ADR	77,052	221,910
Bankinter SA	8,992	53,426
CaixaBank SA	28,294	92,173
Cellnex Telecom SA	343	16,124
Cia de Distribucion Integral Logista Holdings SA	1,213	22,381
CIE Automotive SA	925	20,492
Construcciones y Auxiliar de Ferrocarriles SA	177	5,471
*Deoleo SA	3,968	1,442
*Distribuidora Internacional de Alimentacion SA	147,042	2,032
*Duro Felguera SA	9,142	8,776
Ebro Foods SA	784	14,060
*eDreams ODIGEO SA	20	163
Elecnor SA	60	712

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SPAIN (Continued)
Enagas SA	4,092	$88,798
*Ence Energia y Celulosa SA	2,906	11,012
Endesa SA	2,351	49,678
*Ercros SA	3,762	13,018
Faes Farma SA	5,221	21,866
Ferrovial SA	2,281	59,172
Fluidra SA	1,210	33,342
Fomento de Construcciones y Contratas SA	917	10,545
Gestamp Automocion SA	3,320	10,921
Global Dominion Access SA	1,196	4,997
Grifols SA	3,807	64,259
Grupo Catalana Occidente SA	533	15,491
Grupo Empresarial San Jose SA	28	120
*Grupo Ezentis SA	388	62
Iberdrola SA	28,977	336,569
Iberpapel Gestion SA	16	270
*Indra Sistemas SA	2,667	27,474
Industria de Diseno Textil SA	3,475	73,686
Laboratorio Reig Jofre SA	20	61
Laboratorios Farmaceuticos Rovi SA	343	23,593
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	11,581	16,726
Mapfre SA	20,622	37,963
*Mediaset Espana Comunicacion SA	3,105	13,967
*Melia Hotels International SA	680	5,710
Metrovacesa SA	1,199	9,613
Miquel y Costas & Miquel SA	28	372
*Neinor Homes SA	805	9,104
*Obrascon Huarte Lain SA	6,512	5,668
*Oryzon Genomics SA	20	49
*Pharma Mar SA	245	18,863
Prim SA	8	119
*Promotora de Informaciones SA, Class A	200	133
Prosegur Cash SA	8,145	6,049
Prosegur Cia de Seguridad SA	10,574	22,076
*Realia Business SA	196	182
Red Electrica Corp SA	3,432	69,280
Renta 4 Banco SA	12	126
Repsol SA	20,844	314,119
Sacyr SA	2,269	6,181
*Siemens Gamesa Renewable Energy SA	763	12,336
*Solaria Energia y Medio Ambiente SA	993	22,334
Talgo SA	646	2,637
*Tecnicas Reunidas SA	113	943
Telefonica SA	67,206	328,476
*Tubacex SA	104	227
*Urbas Grupo Financiero SA	9,640	141
Vidrala SA	343	24,714
Viscofan SA	694	38,474
*Vocento SA	108	110

TOTAL SPAIN		2,728,807

SWEDEN (3.2%)
AAK AB	463	8,101
AcadeMedia AB	1,212	6,900
AddLife AB, Class B	1,319	29,765
AddNode Group AB	294	12,534
AddTech AB, B Shares	104	1,864

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWEDEN (Continued)
AFRY AB	1,813	$30,342
Alfa Laval AB	32	905
Alimak Group AB	56	595
Alligo AB, Class B	36	413
Ambea AB	2,380	12,187
*Annehem Fastigheter AB, Class B	40	109
AQ Group AB	16	461
*Arise AB	36	204
Arjo AB, Class B	2,830	21,384
Assa Abloy AB, Class B	1,821	46,672
Atlas Copco AB, Class A	3,410	157,350
Atlas Copco AB, Class B	104	4,185
Atrium Ljungberg AB, B Shares	28	461
*Attendo AB	1,762	4,793
Avanza Bank Holding AB	1,648	42,339
Axfood AB	686	20,391
*Balco Group AB	8	85
BE Group AB	404	6,675
Beijer Alma AB, Class B	540	11,359
*Beijer Electronics Group AB	32	211
Beijer Ref AB	96	1,578
Bergman & Beving AB	36	468
Besqab AB	12	190
*Betsson AB, Class B	2,810	17,445
*Better Collective A/S	455	7,085
*BHG Group AB	6,423	44,860
Bilia AB, A Shares	1,246	17,494
BillerudKorsnas AB	2,293	35,812
Biotage AB	490	10,297
*Bjorn Borg AB	24	112
Boliden AB	1,862	81,984
Bonava AB, B Shares	128	629
*Boozt AB	294	3,113
Boule Diagnostics AB	24	102
Bravida Holding AB	2,365	24,487
BTS Group AB	16	602
Bufab AB	36	1,202
Bulten AB	24	170
Byggmax Group AB	1,525	11,819
*Calliditas Therapeutics AB	176	1,345
*Calliditas Therapeutics AB, ADR	8	118
Castellum AB	3,187	63,751
Catella AB	56	221
Catena AB	568	29,782
*Catena Media PLC	2,831	12,051
*Cavotec SA	84	119
Cellavision AB	34	1,074
Clas Ohlson AB, B Shares	1,114	12,752
Cloetta AB, B Shares	5,619	14,309
Concentric AB	1,290	25,422
Coor Service Management Holding AB	2,323	21,241
Dios Fastigheter AB	705	6,378
Dometic Group AB	4,188	36,512
*Doro AB	36	80
*Duni AB	52	477
Dustin Group AB	108	784
Eastnine AB	20	198
Elanders AB, Class B	24	365

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWEDEN (Continued)
Electrolux AB, Class B	3,392	$52,383
Electrolux Professional AB, Class B	2,350	13,294
Elekta AB, Class B	3,467	23,627
*Eltel AB	156	184
*Enea AB	28	336
Eolus Vind AB, Class B	3,340	35,674
Epiroc AB	72	1,272
Epiroc AB	1,786	36,766
Essity AB, Class A	16	427
Essity AB, Class B	3,844	102,445
Evolution AB	113	11,843
Fabege AB	92	1,129
Fagerhult AB	128	649
*Fastighets AB Balder, B Shares	485	24,346
*Fastighets AB Trianon	12	184
FastPartner AB, Class A	32	271
Fenix Outdoor International AG	4	360
Ferronordic AB	12	56
*Fingerprint Cards AB, Class B	394	461
FormPipe Software AB	48	170
G5 Entertainment AB	267	5,085
*GARO AB	1,030	15,566
Getinge AB, Class B	637	18,642
Granges AB	2,271	18,841
*Green Landscaping Group AB	28	234
H & M Hennes & Mauritz AB, Class B	4,116	52,611
*Haldex AB	2,236	9,315
*Hansa Biopharma AB	1,363	7,599
*Hanza Holding AB	1,008	4,210
Heba Fastighets AB, Class B	40	515
*Hexagon AB	1,433	18,803
Hexatronic Group AB	1,205	52,047
Hexpol AB	4,282	37,274
HMS Networks AB	105	4,327
Holmen AB, Class B	593	34,720
Hufvudstaden AB, Class A	76	993
*Humana AB	60	317
Husqvarna AB, A Shares	24	234
Husqvarna AB, Class B	4,996	48,208
*IAR Systems Group AB	12	135
*Immunovia AB	258	853
Indutrade AB	4,079	97,796
*Instalco AB	2,498	15,562
*International Petroleum Corp.	1,927	18,762
Intrum AB	1,005	24,526
Inwido AB	1,894	26,418
*ITAB Shop Concept AB	144	163
JM AB	954	22,288
*John Mattson Fastighetsforetagen AB	20	314
*Kabe Group AB, Class B	4	97
Karnov Group AB	342	2,329
*K-fast Holding AB	32	147
Kindred Group PLC	2,436	21,660
Lagercrantz Group AB, B Shares	4,459	45,759
LeoVegas AB	814	3,518
*Lifco AB	92	1,966
Lime Technologies AB	16	453

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWEDEN (Continued)
Lindab International AB	1,047	$24,717
Loomis AB	1,554	39,130
Lundin Energy AB	817	34,204
*Maha Energy AB	1,414	2,763
*Medcap AB	8	120
Medicover AB, Class B	732	12,236
*Mekonomen AB	64	746
*Micro Systemation AB, Class B	8	43
Midsona AB, Class B	80	208
*Millicom International Cellular SA	1,136	25,844
MIPS AB	490	35,344
*Modern Times Group MTG AB, Class B	3,291	35,184
*Momentum Group AB	36	275
Munters Group AB	690	4,178
Mycronic AB	1,414	25,079
*NCAB Group AB	1,772	11,309
NCC AB, Class B	1,609	20,143
Nederman Holding AB	24	409
*Net Insight AB, Class B	21,543	8,913
New Wave Group AB, Class B	619	10,909
*Nibe Industrier AB	1,308	13,014
*Nilorngruppen AB, Class B	12	142
Nobia AB	4,509	17,864
*Nolato AB, Class B	6,058	42,373
*Nordic Entertainment Group AB, Class B	294	9,808
Nordic Waterproofing Holding AB	62	1,152
*Note AB	509	10,727
Nyfosa AB	582	6,490
Oem International AB, Class B	48	745
*Ovzon AB	48	240
Peab AB, Class B	2,165	20,902
Platzer Fastigheter Holding AB, Class B	52	532
Prevas AB	8	103
Pricer AB, Class B	4,398	7,042
*Proact IT Group AB	40	294
Probi AB	4	123
Profilgruppen AB, Class B	4	71
Ratos AB, B Shares	4,236	21,938
*RaySearch Laboratories AB	40	177
Rejlers AB	24	373
Resurs Holding AB	6,331	18,579
Rottneros AB	88	120
Saab AB, Class B	465	19,885
Sagax AB, Class B	56	1,449
Samhallsbyggnadsbolaget i Norden AB	316	1,002
Samhallsbyggnadsbolaget i Norden AB, Class D	56	147
Sandvik AB	3,817	73,371
Scandi Standard AB	1,040	4,108
*Scandic Hotels Group AB	4,170	16,291
Sectra AB, Class B	1,524	19,421
Securitas AB, Class B	4,098	48,937
Semcon AB	12	153
*Sensys Gatso Group AB	1,072	105
*Serneke Group AB	24	113
*Sinch AB	2,332	10,562
SinterCast AB	4	53
Skandinaviska Enskilda Banken AB, Class A	12,009	136,787
Skandinaviska Enskilda Banken AB, Class C	4	49

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022
(Unaudited)

Security Description	Shares	Fair Value
SWEDEN (Continued)
Skanska AB, Class B	4,377	$84,717
SKF AB, Class A	32	629
SKF AB, Class B	6,475	107,340
SkiStar AB	453	8,881
*Softronic AB, Class B	36	106
SSAB AB, Class B	6,677	39,980
SSAB AB, Class A	168	1,087
*Stendorren Fastigheter AB	12	297
*Stillfront Group AB	864	1,779
Svenska Cellulosa AB SCA, Class A	8	158
Svenska Cellulosa AB SCA, Class B	1,854	36,376
Svenska Handelsbanken AB, Class A	344	3,512
Svenska Handelsbanken AB, Class B	8	91
Sweco AB, Class B	1,281	18,273
Swedbank AB, Class A	216	3,462
Swedish Match AB	4,894	39,299
*Swedish Orphan Biovitrum AB, Class A	1,176	24,917
Systemair AB	76	484
Tele2 AB, Class B	5,121	68,135
Telefonaktiebolaget LM Ericsson, Class A	24	204
Telefonaktiebolaget LM Ericsson, Class B	20,085	162,737
Telia Co. AB	22,929	95,712
*Tethys Oil AB	1,041	9,949
*TF Bank AB	8	142
Thule Group AB	1,627	57,632
Trelleborg AB, Class B	421	9,371
Troax Group AB	56	1,261
VBG Group AB, Class B	28	405
Vitec Software Group AB	60	3,054
Vitrolife AB	306	7,980
Volati AB	430	6,112
Volvo AB, Class B	13,494	218,310
Volvo AB, Class A	136	2,258
Wallenstam AB, B Shares	56	625
Wihlborgs Fastigheter AB	3,004	52,636
*XANO Industri AB, Class B	12	359
*XSpray Pharma AB	24	140

TOTAL SWEDEN		3,690,283

SWITZERLAND (8.0%)
ABB, Ltd., Registered	11,070	337,580
Adecco Group AG	2,975	116,928
*AEVIS VICTORIA SA	8	142
Alcon, Inc.	2,359	167,984
Allreal Holding AG, Registered	92	17,478
ALSO Holding AG, Registered	87	19,988
*ams-OSRAM AG	5,752	71,941
*APG SGA SA	8	1,533
Arbonia AG	190	3,406
*Aryzta AG	19,114	17,979
Ascom Holding AG, Registered	704	6,303
Autoneum Holding AG	81	9,663
Bachem Holding AG, Registered B	67	29,612
Baloise Holding AG, Registered	48	8,422
Banque Cantonale de Geneve	4	680
Banque Cantonale Vaudoise, Registered	52	4,433
Barry Callebaut AG	49	113,786

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWITZERLAND (Continued)
Belimo Holding AG, Cass R	117	$58,521
Bell Food Group AG	78	21,375
Bellevue Group AG	119	4,597
Berner Kantonalbank AG, Registered	8	1,846
BKW AG	203	24,929
Bobst Group SA, Registered	281	23,999
Bossard Holding AG, Registered A	130	28,393
Bucher Industries AG, Registered	218	79,730
Burckhardt Compression Holding AG	24	12,363
Burkhalter Holding AG	4	317
Bystronic AG	4	3,346
Calida Holding AG	16	810
Cembra Money Bank AG	1,572	114,906
*Cicor Technologies, Ltd.	4	213
Cie Financiere Richemont SA, Registered	1,349	160,521
Cie Financiere Tradition SA	4	451
Clariant AG, Registered	4,111	71,069
Coltene Holding AG, Registered	8	763
Comet Holding AG, Class R	196	43,111
*COSMO Pharmaceuticals NV	196	11,268
Credit Suisse Group AG, Sponsored ADR	17,059	114,295
Daetwyler Holding AG	172	55,907
DKSH Holding AG	106	9,179
dormakaba Holding AG	60	28,125
*Dottikon Es Holding AG	21	6,393
*Dufry AG, Registered	2,176	88,349
EFG International AG	156	1,191
Emmi AG	49	49,018
EMS-Chemie Holding AG	53	47,859
Energiedienst Holding AG, Registered	12	538
*Evolva Holding SA	1,532	168
*Feintool International Holding AG	12	532
*Flughafen Zurich AG, Registered	709	121,253
Forbo Holding AG	9	13,278
Galenica AG	1,453	107,779
*GAM Holding AG	268	280
Geberit AG, Registered	317	182,888
Georg Fischer AG, Registered	1,140	62,834
Givaudan SA, Registered	49	196,626
Glarner Kantonalbank	8	218
Helvetia Holding AG, Registered	1,885	244,692
Holcim AG	3,230	160,227
Huber + Suhner AG, Registered	1,106	97,878
*Implenia AG, Registered	51	1,166
*Ina Invest Holding AG	8	161
Inficon Holding AG	21	19,363
Intershop Holding AG	26	16,982
Investis Holding SA	8	927
Julius Baer Group, Ltd.	4,544	221,290
*Jungfraubahn Holding AG, Registered	8	1,144
Kardex Holding AG, Registered	164	31,629
Komax Holding AG, Class R	50	13,290
Kudelski SA	60	201
Kuehne + Nagel International AG, Registered	126	35,711
Landis+Gyr Group AG	924	52,166
Liechtensteinische Landesbank AG	20	1,117
Logitech International SA, Class R	3,042	198,643
Lonza Group AG, Registered	43	25,623

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWITZERLAND (Continued)
Luzerner Kantonalbank AG, Registered	4	$1,712
*Medacta Group SA	189	21,652
Meier Tobler Group AG	16	376
Mikron Holding AG	12	95
Mobilezone Holding AG, Registered	723	11,814
Mobimo Holding AG, Registered	156	44,920
Nestle SA, Registered	9,483	1,230,987
Novartis AG, Sponsored ADR	6,316	555,997
Novavest Real Estate AG	32	1,563
OC Oerlikon Corp. AG	284	2,050
*Orascom Development Holding AG	16	147
Orior AG	168	15,577
Partners Group Holding AG	98	105,759
PSP Swiss Property AG, Registered	539	68,413
Rieter Holding AG, Registered	21	2,895
Roche Holding AG	2,304	860,217
Roche Holding AG	4	1,619
Schindler Holding AG, Registered	480	93,661
*Sensirion Holding AG	183	22,209
SFS Group AG	372	47,063
SGS SA, Registered	58	150,699
Siegfried Holding AG, Registered	46	33,648
SIG Combibloc Group AG	4,334	91,801
Sika AG, Registered	477	147,918
Softwareone Holding AG	1,200	16,442
Sonova Holding AG	355	129,909
St Galler Kantonalbank AG, Registered	4	1,941
Stadler Rail AG	72	2,633
Straumann Holding AG, Class R	591	70,964
Sulzer AG, Registered	303	22,944
Swatch Group AG (The)	211	55,323
Swatch Group AG (The)	16	801
Swiss Life Holding AG	196	115,704
Swiss Prime Site AG, Registered	1,653	162,635
Swiss Re AG	1,818	150,437
*Swiss Steel Holding AG	1,432	410
Swisscom AG, Registered	392	232,943
Swissquote Group Holding SA, Registered	153	25,394
Tecan Group AG, Class R	215	65,476
Temenos AG, Registered	1,537	157,239
*Tornos Holding AG	12	84
TX Group AG	4	570
*u-blox Holding AG	12	1,009
UBS Group AG	10,075	169,663
Valiant Holding AG	178	17,935
Valora Holding AG, Registered	114	18,768
VAT Group AG	294	92,987
Vetropack Holding AG	507	21,076
*Von Roll Holding AG	172	175
Vontobel Holding AG, Class R	545	40,202
VP Bank AG, Class A	4	402
VZ Holding AG	78	5,842
*V-ZUG Holding AG	8	898
Walliser Kantonalbank	8	911
Ypsomed Holding AG, Registered	32	4,609
Zehnder Group AG, Registered	376	29,711

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWITZERLAND (Continued)
Zurich Insurance Group AG	441	$202,588

TOTAL SWITZERLAND		9,130,723

UNITED KINGDOM (12.8%)
*Abcam PLC, ADR	1,024	15,892
abrdn plc	45,472	108,071
Admiral Group PLC	1,764	55,899
Airtel Africa PLC	15,729	28,950
AJ Bell PLC	4,606	14,434
Anglo American PLC	9,016	405,918
Antofagasta PLC	2,989	58,204
*Ascential PLC	6,370	25,448
Ashmore Group PLC	8,330	23,301
Ashtead Group PLC	1,666	87,410
*ASOS PLC	1,568	27,521
Associated British Foods PLC	2,009	40,520
AstraZeneca PLC, Sponsored ADR	2,602	172,773
Auto Trader Group PLC	7,007	55,845
AVEVA Group PLC	686	18,733
Aviva PLC	17,689	96,229
B&M European Value Retail SA	6,762	41,616
*Babcock International Group PLC	6,713	25,824
BAE Systems PLC	14,700	136,573
Balfour Beatty PLC	9,261	28,231
Barclays PLC	87,318	162,467
Barratt Developments PLC	7,595	47,153
Beazley PLC	8,869	48,058
Bellway PLC	1,862	56,994
Berkeley Group Holdings PLC	1,862	95,379
Bodycote PLC	3,430	26,850
*boohoo Group PLC	22,589	23,040
BP PLC, Sponsored ADR	9,780	280,882
Breedon Group PLC	27,244	27,090
British American Tobacco PLC, Sponsored ADR	7,288	304,493
Britvic PLC	5,978	64,321
BT Group PLC	85,211	189,732
Bunzl PLC	2,499	97,356
Burberry Group PLC	2,989	59,705
*Carnival PLC, Sponsored ADR	806	12,727
*Centrica PLC	120,687	120,399
Close Brothers Group PLC	3,381	47,117
Compass Group PLC	4,214	90,047
Computacenter PLC	1,176	39,540
ContourGlobal PLC	4,018	9,696
ConvaTec Group PLC	12,103	32,214
*Countryside Partnerships PLC	7,007	22,116
Cranswick PLC	784	31,281
Croda International PLC	784	76,815
CVS Group PLC	1,029	23,254
DCC PLC	735	56,087
Dechra Pharmaceuticals PLC	490	22,381
Diageo PLC, Sponsored ADR	1,386	275,370
Diploma PLC	1,127	39,024
Direct Line Insurance Group PLC	23,716	75,540
Domino’s Pizza Group PLC	5,341	23,309
Drax Group PLC	7,154	72,573
DS Smith PLC	24,598	102,191
Dunelm Group PLC	2,450	30,175

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
*easyJet PLC	3,136	$22,088
*Energean PLC	1,274	18,938
Experian PLC	3,381	118,515
Ferguson PLC	937	116,853
Fevertree Drinks PLC	686	15,632
*Frasers Group PLC	3,430	29,240
Fresnillo PLC	3,430	33,391
Future PLC	833	23,196
Games Workshop Group PLC	686	63,820
Gamma Communications PLC	1,225	18,394
GB Group PLC	2,989	21,897
Genuit Group PLC	3,626	20,577
GlaxoSmithKline PLC	26,558	599,181
Glencore PLC	76,685	478,788
Grafton Group PLC	3,038	37,371
Grainger PLC	16,562	61,673
Greggs PLC	2,107	62,165
Halma PLC	2,156	66,994
Harbour Energy PLC	6,468	40,944
Hargreaves Lansdown PLC	4,655	53,604
Hays PLC	29,890	46,233
*Helios Towers PLC	10,878	15,310
Hikma Pharmaceuticals PLC	2,695	63,729
Hill & Smith Holdings PLC	931	16,177
Hiscox, Ltd.	3,626	43,093
HomeServe PLC	6,762	83,453
Howden Joinery Group PLC	7,595	72,603
HSBC Holdings PLC, Sponsored ADR	13,550	420,185
IMI PLC	4,067	69,188
Impax Asset Management Group PLC	1,225	13,396
Imperial Brands PLC	8,477	177,309
Inchcape PLC	8,526	76,482
*Indivior PLC	14,357	56,455
*Informa PLC	8,281	59,740
IntegraFin Holdings PLC	5,782	26,162
InterContinental Hotels Group PLC, Sponsored ADR	882	57,162
Intertek Group PLC	1,225	77,022
Investec PLC	10,339	61,411
ITV PLC	56,791	52,977
*IWG PLC	15,484	47,434
J Sainsbury PLC	15,631	45,784
*JD Sports Fashion PLC	22,981	38,489
*JET2 PLC	1,176	18,315
*John Wood Group PLC	15,533	43,566
Johnson Matthey PLC	3,479	97,185
*Just Eat Takeaway.com NV	1,372	38,077
Kainos Group PLC	1,666	25,476
Kingfisher PLC	18,326	58,280
Learning Technologies Group PLC	7,742	12,762
Legal & General Group PLC	44,541	140,977
Lloyds Banking Group PLC, Sponsored ADR	92,242	205,700
London Stock Exchange Group PLC	735	73,048
Man Group PLC	25,235	74,454
*Marks & Spencer Group PLC	33,026	57,117
Marshalls PLC	3,724	28,637
*Mediclinic International PLC	9,065	42,269
Melrose Industries PLC	32,585	48,315

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
Micro Focus International PLC	4,410	$21,023
*Mitchells & Butlers PLC	6,076	17,393
Mondi PLC	3,626	68,742
*National Express Group PLC	12,348	38,571
National Grid PLC, Sponsored ADR	1,803	133,710
NatWest Group PLC, ADR	9,162	49,658
*Network International Holdings PLC	3,626	11,873
Next Fifteen Communications Group PLC	1,372	22,875
Next PLC	980	74,143
*Ocado Group PLC	1,078	12,506
Oxford Instruments PLC	686	20,067
Pagegroup PLC	6,125	37,788
Pearson PLC, Sponsored ADR	4,196	40,659
Pennon Group PLC	3,528	49,255
Persimmon PLC	4,165	109,812
Pets at Home Group PLC	9,016	35,181
Phoenix Group Holdings PLC	5,194	39,713
Plus500, Ltd.	2,009	39,322
Prudential PLC, Sponsored ADR	3,381	84,863
QinetiQ Group PLC	10,437	44,814
Reckitt Benckiser Group PLC	1,666	130,519
Redrow PLC	6,272	41,577
RELX PLC, Sponsored ADR	7,214	212,452
Renishaw PLC	686	36,638
Rentokil Initial PLC	13,867	95,755
RHI Magnesita NV	637	19,194
Rightmove PLC	6,272	48,696
Rio Tinto PLC	10,731	768,752
*Rolls-Royce Holdings PLC	39,984	41,811
Rotork PLC	16,023	58,902
Royal Mail PLC	15,974	69,110
RS GROUP PLC	7,350	97,354
*S4 Capital PLC	2,107	8,068
Savills PLC	2,695	36,644
Schroders PLC	294	8,730
Schroders PLC	931	33,196
Serco Group PLC	27,146	51,838
Severn Trent PLC	1,176	46,449
Shell PLC, ADR	16,748	894,846
Sirius Real Estate, Ltd.	14,700	22,405
Smith & Nephew PLC, Sponsored ADR	1,602	51,905
Smiths Group PLC	1,813	33,631
Softcat PLC	1,568	27,875
Spectris PLC	1,960	72,593
Spirax-Sarco Engineering PLC	392	59,797
Spirent Communications PLC	11,368	32,998
SSE PLC	5,586	131,041
St James’s Place PLC	4,018	65,479
Standard Chartered PLC	19,208	133,069
Synthomer PLC	8,330	31,960
Tate & Lyle PLC	7,840	76,481
Taylor Wimpey PLC	54,096	86,187
Telecom Plus PLC	1,176	24,539
Tesco PLC	22,736	77,642
The Sage Group PLC	5,782	53,530
Travis Perkins PLC	3,822	58,950
*TUI AG	10,388	30,036
Unilever PLC, Sponsored ADR	10,641	492,253

Dimensional International Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
United Utilities Group PLC	3,283	$47,442
Victrex PLC	1,029	23,616
Virgin Money UK PLC	29,057	63,787
Vistry Group PLC	4,949	51,975
Vodafone Group PLC	254,114	387,759
*Watches of Switzerland Group PLC	4,655	59,670
Weir Group PLC (The)	3,185	62,340
*WH Smith PLC	1,960	35,816
*Whitbread PLC	1,127	39,859
WPP PLC, Sponsored ADR	974	60,291

TOTAL UNITED KINGDOM		14,687,426

UNITED STATES (0.0%)
Aura Minerals, Inc.	56	472
*Charlottes Web Holdings, Inc.	232	203
*Viemed Healthcare, Inc.	289	1,436

TOTAL UNITED STATES		2,111

TOTAL COMMON STOCK (Cost $121,891,981)		114,561,389

RIGHTS/WARRANTS (0.0%)
AUSTRALIA (0.0%)
*KGL Resources, Ltd. 5/6/2022	34	—
*Magnetite Mines, Ltd. 5/16/2022	280	1

TOTAL AUSTRALIA		1

NEW ZEALAND (0.0%)
*Air New Zealand, Ltd. 5/3/2022	12,871	5,931

TOTAL NEW ZEALAND		5,931

SWITZERLAND (0.0%)
*Mobimo Holding AG 5/4/2022	148	517

TOTAL SWITZERLAND		517

TOTAL RIGHTS/WARRANTS (Cost $5,249)		6,449

TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $121,897,230)		114,567,838

SECURITIES LENDING COLLATERAL (0.0%)
@§The DFA Short Term Investment Fund	1,740	20,126

TOTAL INVESTMENTS — 100.0%
(Cost $121,917,356)		$114,587,964

*	Non-Income Producing Securities
»	Securities that have generally been fair value factored
#	Total or Partial Securities on Loan
§	Affiliated Fund
@	Security purchased with cash collateral received from Securities on Loan

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COMMON STOCK (100.0%)
AUSTRALIA (8.4%)
Accent Group, Ltd.	56,503	$57,621
Acrow Formwork and Construction Services, Ltd.	1,372	492
Adbri, Ltd.	25,114	52,471
*Aeris Resources, Ltd.	11,628	992
*Alliance Aviation Services, Ltd.	828	2,230
*AMA Group, Ltd.	7,144	1,422
*AMP, Ltd.	3,611	2,977
Ansell, Ltd.	8,698	168,872
Appen, Ltd.	15,405	72,911
*Aurelia Metals, Ltd.	9,160	2,929
Austal, Ltd.	50,264	72,155
Austin Engineering, Ltd.	2,400	439
*Australian Agricultural Co., Ltd.	2,040	2,486
Australian Vintage, Ltd.	532	268
*Australis Oil & Gas, Ltd.	8,060	344
Auswide Bank, Ltd.	118	594
Autosports Group, Ltd.	124	185
AVJennings, Ltd.	124	46
Bapcor, Ltd.	23,710	114,745
Base Resources, Ltd.	6,180	1,383
*BCI Minerals, Ltd.	24,748	7,211
Beach Energy, Ltd.	121,869	140,735
Bega Cheese, Ltd.	21,080	75,652
Bell Financial Group, Ltd.	11,870	10,502
*Bigtincan Holdings, Ltd.	13,556	6,214
Bravura Solutions, Ltd.	11,408	15,404
Brickworks, Ltd.	5,285	89,275
BWX, Ltd.	1,332	1,780
*Byron Energy, Ltd.	3,968	465
*Calima Energy, Ltd.	86,225	11,336
Capral, Ltd.	112	748
Cedar Woods Properties, Ltd.	16,532	54,631
ClearView Wealth, Ltd.	6,534	3,761
*Cooper Energy, Ltd.	150,865	31,092
Costa Group Holdings, Ltd.	5,592	13,273
Countplus, Ltd.	240	101
*Dacian Gold, Ltd.	7,600	1,242
Downer EDI, Ltd.	47,266	186,758
*Eclipx Group, Ltd.	33,944	67,301
*Electro Optic Systems Holdings, Ltd.	20,361	32,122
Emeco Holdings, Ltd.	2,720	1,624
*EML Payments, Ltd.	1,155	1,313
*Energy World Corp., Ltd.	2,072	114
Enero Group, Ltd.	280	706
EQT Holdings, Ltd.	17	335
Estia Health, Ltd.	8,785	14,546
Eureka Group Holdings, Ltd.	272	132
Euroz Hartleys Group, Ltd.	460	551
Finbar Group, Ltd.	112	63
Fleetwood, Ltd.	388	510
G8 Education, Ltd.	89,136	69,362
*Gascoyne Resources, Ltd.	3,136	624
*»Gascoyne Resources, Ltd.	423	84
*Genex Power, Ltd.	27,545	3,034
Genworth Mortgage Insurance Australia, Ltd.	50,192	107,007

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
*Good Drinks Australia, Ltd.	124	$66
GrainCorp., Ltd., Class A	15,944	117,159
Grange Resources, Ltd.	3,984	3,822
GWA Group, Ltd.	10,171	16,480
Healius, Ltd.	35,450	113,870
Horizon Oil, Ltd.	9,120	843
HT&E, Ltd.	744	899
Image Resources NL	9,827	1,571
Insignia Financial, Ltd.	42,759	105,138
*Integrated Research, Ltd.	928	501
IVE Group, Ltd.	824	1,159
Jupiter Mines, Ltd.	50,359	8,768
Lindsay Australia, Ltd.	764	231
*Lucapa Diamond Co., Ltd.	6,204	282
MACA, Ltd.	2,444	1,407
Macmahon Holdings, Ltd.	7,264	878
*Maggie Beer Holdings, Ltd.	664	231
MaxiPARTS, Ltd.	280	424
*Mayne Pharma Group, Ltd.	46,550	9,428
McPherson’s, Ltd.	612	387
Medusa Mining, Ltd.	1,572	938
Michael Hill International, Ltd.	1,128	918
*MMA Offshore, Ltd.	3,506	1,420
Monash IVF Group, Ltd.	48,061	42,352
MotorCycle Holdings, Ltd.	164	336
Mount Gibson Iron, Ltd.	119,303	59,348
Myer Holdings, Ltd.	43,143	14,870
MyState, Ltd.	648	2,289
National Tyre & Wheel, Ltd.	796	685
New Hope Corp., Ltd.	31,086	77,540
NRW Holdings, Ltd.	94,528	130,994
Nufarm, Ltd.	22,468	102,987
OM Holdings, Ltd.	816	510
oOh!media, Ltd.	64,168	71,138
Pact Group Holdings, Ltd.	5,022	8,244
Peet, Ltd.	500	394
Pendal Group, Ltd.	14,261	53,815
*Peninsula Energy, Ltd.	3,012	503
Perenti Global, Ltd.	4,556	2,299
Perpetual, Ltd.	23	539
Perseus Mining, Ltd.	91,666	129,308
PTB Group, Ltd.	628	542
QANTM Intellectual Property, Ltd.	244	191
Ramelius Resources, Ltd.	117,259	125,829
*Red River Resources, Ltd.	3,408	539
Regis Resources, Ltd.	53,318	79,191
*Reject Shop, Ltd. (The)	144	408
Reliance Worldwide Corp., Ltd.	55,065	154,963
*Resolute Mining, Ltd.	8,196	2,039
*Retail Food Group, Ltd.	14,343	683
Ridley Corp., Ltd.	7,711	9,261
Sandfire Resources, Ltd.	10,911	44,275
Select Harvests, Ltd.	1,036	4,837
Servcorp, Ltd.	76	194
*Service Stream, Ltd.	4,208	2,632
Shaver Shop Group, Ltd.	820	670
Shine Justice, Ltd.	253	207
Sigma Healthcare, Ltd.	65,470	23,263

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
*Silver Lake Resources, Ltd.	68,373	$90,376
Southern Cross Electrical Engineering, Ltd.	1,640	775
Southern Cross Media Group, Ltd.	37,386	45,698
SRG Global, Ltd.	1,372	629
St Barbara, Ltd.	79,472	75,397
*Star Entertainment Grp, Ltd. (The)	59,712	134,517
Sunland Group, Ltd.	192	377
Super Retail Group, Ltd.	10,866	81,853
*Superloop, Ltd.	43,887	29,629
Tassal Group, Ltd.	1,712	4,575
Tribune Resources, Ltd.	20	65
United Malt Grp, Ltd.	57,621	170,345
Viva Energy Group, Ltd.	34,764	69,421
*Viva Leisure, Ltd.	100	116
*Wagners Holding Co., Ltd.	389	365
Westgold Resources, Ltd.	39,041	45,362
*Wiluna Mining Corp., Ltd.	504	265

TOTAL AUSTRALIA		3,789,630

AUSTRIA (1.2%)
BAWAG Group AG	17	820
#POLYTEC Holding AG	116	741
*Porr Ag	2,042	26,023
Raiffeisen Bank International AG	11,992	138,908
Rosenbauer International AG	16	623
Semperit AG Holding	1,949	47,496
Strabag SE	326	12,794
UNIQA Insurance Group AG	10,020	77,165
Vienna Insurance Group AG Wiener Versicherung Gruppe	36	898
voestalpine AG	9,418	248,985
Zumtobel Group AG	216	1,572

TOTAL AUSTRIA		556,025

BELGIUM (1.6%)
Ackermans & van Haaren NV	405	72,804
*AGFA-Gevaert NV	12,304	49,908
Atenor	62	3,689
Bekaert SA	2,867	107,553
*bpost SA	4,461	27,413
Deceuninck NV	484	1,369
Euronav NV	14,125	167,099
Exmar NV	3,338	16,955
*Galapagos NV, Sponsored ADR	1,727	100,477
*Greenyard NV	192	1,586
Immobel SA	202	14,576
*Ontex Group NV	8,385	58,382
*Picanol	4	287
Roularta Media Group NV	44	891
Sipef NV	517	35,343
*Tessenderlo Group SA	1,709	60,308
Viohalco SA	43	192

TOTAL BELGIUM		718,832

CANADA (11.9%)
*5N Plus, Inc.	576	883
Acadian Timber Corp.	52	766
*Advantage Energy, Ltd.	10,558	88,641
Aecon Group, Inc.	6,327	74,109

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
Africa Oil Corp.	41,952	$86,658
AGF Management, Ltd., Class B	3,701	20,415
*Aimia, Inc.	2,119	8,157
Alamos Gold, Inc.	31,973	248,110
Algoma Central Corp.	44	594
Amerigo Resources, Ltd.	1,220	1,518
Andrew Peller, Ltd., Class A	2,460	13,012
*Argonaut Gold, Inc.	32,746	55,087
*Athabasca Oil Corp.	16,740	32,221
B2Gold Corp.	2,260	9,605
*Baytex Energy Corp.	16,880	86,774
Birchcliff Energy, Ltd.	22,507	165,538
BMTC Group, Inc.	19	227
*Bonterra Energy Corp.	220	2,016
*Bragg Gaming Group, Inc.	450	2,390
*Calfrac Well Services, Ltd.	280	1,104
Canaccord Genuity Group, Inc.	7,630	67,461
Canadian Western Bank	8,903	225,771
*Canfor Corp.	4,915	94,143
*Canfor Pulp Products, Inc.	557	2,462
*Cardinal Energy, Ltd.	4,528	24,269
*Celestica, Inc.	3,387	38,036
Centerra Gold, Inc.	18,217	169,477
CES Energy Solutions Corp.	22,978	47,285
Cogeco, Inc.	327	19,573
*Colabor Group, Inc.	294	205
*Conifex Timber, Inc.	108	153
*Copper Mountain Mining Corp.	868	1,949
Corus Entertainment, Inc., Class B	18,768	61,823
Crescent Point Energy Corp.	46,750	323,510
*Crew Energy, Inc.	14,658	57,919
Dexterra Group, Inc.	881	4,874
Doman Building Materials Group, Ltd.	8,069	45,079
DREAM Unlimited Corp.	2,041	73,780
Dundee Precious Metals, Inc.	18,504	107,719
Dynacor Gold Mines, Inc.	184	449
*Eldorado Gold Corp.	14,671	142,602
Enerflex, Ltd.	9,256	64,167
*Ensign Energy Services, Inc.	11,608	36,966
*Equinox Gold Corp.	20,789	148,226
Equitable Group, Inc.	2,817	127,069
Exco Technologies, Ltd.	248	1,671
*Fortuna Silver Mines, Inc.	27,525	95,787
*Frontera Energy Corp.	5,766	62,395
*Galiano Gold, Inc.	3,176	1,429
*GoldMoney, Inc.	700	1,030
Hammond Power Solutions, Inc.	20	199
*Heroux-Devtek, Inc.	1,640	19,659
High Liner Foods, Inc.	2,095	19,572
Home Capital Group, Inc.	3,534	88,595
Hudbay Minerals, Inc.	18,134	116,058
*IAMGOLD Corp.	42,787	120,659
*Imperial Metals Corp.	621	1,798
KP Tissue, Inc.	457	3,994
Lassonde Industries, Inc., Class A	181	19,467
Laurentian Bank of Canada	4,768	145,758
Leon’s Furniture, Ltd.	1,451	22,252
*Lightspeed Commerce, Inc.	6,004	134,189

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
Linamar Corp.	3,724	$148,255
*Lucara Diamond Corp.	1,436	697
Magellan Aerospace Corp.	140	1,074
*Mandalay Resources Corp.	428	1,199
Martinrea International, Inc.	9,135	54,822
*MDF Commerce, Inc.	2,780	5,482
*MEG Energy Corp.	10,447	157,761
Melcor Developments, Ltd.	624	7,533
Mullen Group, Ltd.	10,283	98,883
Neo Performance Materials, Inc.	188	1,899
NFI Group, Inc.	5,983	55,193
*NuVista Energy, Ltd.	400	3,430
*Obsidian Energy, Ltd.	6,031	49,394
*OceanaGold Corp.	62,824	157,300
Paramount Resources, Ltd., Class A	780	18,956
Parex Resources, Inc.	62	1,215
Peyto Exploration & Development Corp.	14,223	145,674
Pizza Pizza Royalty Corp.	2,510	26,572
Polaris Infrastructure, Inc.	1,669	24,538
*Precision Drilling Corp.	1,407	101,009
Primo Water Corp.	255	3,733
Quarterhill, Inc.	9,979	17,490
*RF Capital Group, Inc.	145	1,806
*Roots Corp.	232	590
Russel Metals, Inc.	3,991	106,922
Secure Energy Services, Inc.	19,574	100,929
*Shawcor, Ltd.	592	2,251
Sierra Metals, Inc.	720	727
SSR Mining, Inc.	2,159	47,520
Stella-Jones, Inc.	4,346	120,717
*STEP Energy Services, Ltd.	236	742
Supremex, Inc.	220	578
*Surge Energy, Inc.	2,507	19,302
*Taiga Building Products, Ltd.	128	257
Tidewater Midstream and Infrastructure, Ltd.	2,132	2,102
*Torex Gold Resources, Inc.	8,229	92,589
*Total Energy Services, Inc.	348	2,197
Transcontinental, Inc., Class A	7,002	88,097
TransGlobe Energy Corp.	788	3,444
*Trevali Mining Corp.	660	527
*Trilogy Metals, Inc.	924	989
VersaBank	46	465
Wajax Corp.	1,207	18,322
Western Forest Products, Inc.	31,302	50,453
*Yangarra Resources, Ltd.	616	1,465

TOTAL CANADA		5,382,404

DENMARK (2.3%)
Alm Brand A/S	14,664	25,517
BankNordik P/F	165	2,925
*Brodrene Hartmann A/S	203	6,708
Columbus A/S	1,503	1,980
D/S Norden A/S	893	33,434
Dfds A/S	2,933	114,636
FLSmidth & Co. A/S	4,070	113,362
H Lundbeck A/S	3,260	75,359
*Jyske Bank A/S, Registered	3,988	223,739
Matas A/S	2,979	41,466

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
DENMARK (Continued)
North Media A/S	133	$1,481
Per Aarsleff Holding A/S	1,097	42,161
Scandinavian Tobacco Group A/S	4,544	95,567
Schouw & Co. A/S	977	74,959
Spar Nord Bank A/S	6,910	88,392
Sparekassen Sjaelland-Fyn A/S	1,164	32,025
Sydbank AS	1,549	53,777
*TORM PLC, Class A	209	2,066

TOTAL DENMARK		1,029,554

FINLAND (2.2%)
Aktia Bank OYJ	1,566	15,975
Alandsbanken Abp, Class B	28	942
Anora Group OYJ	3,998	36,989
Aspo OYJ	415	3,108
Atria OYJ	269	3,116
Cargotec OYJ, Class B	2,963	103,715
Enento Group OYJ	231	5,459
HKScan OYJ, A Shares	396	577
Kemira OYJ	8,483	111,865
*Konecranes OYJ	4,570	130,170
Lassila & Tikanoja OYJ	1,233	13,294
Metsa Board OYJ	3,117	33,836
Nokian Renkaat OYJ	10,309	140,022
Oma Saastopankki OYJ	699	14,424
Oriola OYJ, Class A	222	476
Oriola OYJ, Class B	11,650	25,379
Outokumpu OYJ	28,150	140,615
Rapala VMC OYJ	62	402
*Stockmann OYJ Abp, Class B	10,704	22,697
Suominen OYJ	524	1,963
Teleste OYJ	52	253
Terveystalo OYJ	93	1,050
TietoEVRY OYJ	6,829	172,470

TOTAL FINLAND		978,797

FRANCE (4.9%)
AKWEL	64	1,181
Atos SE	4,213	104,002
Axway Software SA	16	294
Bonduelle SCA	811	13,706
*Casino Guichard Perrachon SA	3,843	67,705
CBo Territoria	96	388
*CGG SA	20,743	24,225
Cie Plastic Omnium SA	156	2,561
Coface SA	7,826	95,027
*Elis SA	13,581	197,000
*Esso SA Francaise	155	8,307
Eutelsat Communications SA	12,214	136,712
Faurecia SE	8,654	192,360
Fnac Darty SA	1,729	86,385
Groupe Crit	4	282
Guerbet	573	15,052
*Haulotte Group SA	215	868
Imerys SA	2,393	95,275
Jacquet Metals SACA	928	20,167
Korian SA	5,287	112,108
Maisons du Monde SA	8	138

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FRANCE (Continued)
Nexity SA	2,940	$89,883
Orpea SA	3,685	132,486
Quadient SA	2,994	56,316
Rothschild & Co.	1,513	59,855
Savencia SA	17	1,101
SCOR SE	8,583	244,476
SES SA	27,478	247,441
*SMCP SA	3,678	24,231
Societe BIC SA	42	2,517
Societe LDC SA	16	1,472
*SRP Groupe SA	416	689
Television Francaise 1	2,907	24,795
Totalenergies EP Gabon	50	9,547
Valeo	6,318	116,674
*Verimatrix SA	428	420
Vicat SA	1,470	44,662
Vilmorin & Cie SA	159	7,557

TOTAL FRANCE		2,237,865

GERMANY (6.3%)
1&1 AG	3,301	69,718
Aurubis AG	2,310	265,992
*Bauer AG	28	266
Bertrandt AG	52	2,436
*Bilfinger SE	2,543	103,715
*Borussia Dortmund GmbH & Co. KGaA	7,213	28,459
CECONOMY AG	16,951	58,726
CropEnergies AG	2,002	26,105
Deutz AG	11,972	53,652
Dr Hoenle AG	100	2,669
Draegerwerk AG & Co. KGaA	24	1,104
Draegerwerk AG & Co. KGaA, Preference	850	42,325
Duerr AG	2,030	53,196
*ElringKlinger AG	256	2,158
FORTEC Elektronik AG	31	680
Freenet AG	3,668	101,808
*Gesco AG	12	313
*Grammer AG	4	67
*H&R GmbH & Co. KGaA	835	5,373
Hornbach Holding AG & Co. KGaA	1,176	141,555
Indus Holding AG	567	16,210
Instone Real Estate Group SE	3,607	55,784
JOST Werke AG	384	14,908
Jungheinrich AG, Preference	1,828	45,280
*K+S AG, Registered	8,514	289,126
*Kloeckner & Co. SE	7,873	102,907
*Koenig & Bauer AG	120	2,354
Krones AG	234	18,304
LANXESS AG	6,082	237,978
*Leoni AG	276	2,599
*METRO AG	9,371	82,844
MLP SE	1,262	8,933
*Mutares SE & Co. KGaA	402	9,288
Norma Group SE	3,437	85,353
ProSiebenSat.1 Media SE	14,691	170,714
*q.beyond AG	5,005	7,814
*SAF-Holland SE	396	3,031

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
GERMANY (Continued)
*Salzgitter AG	2,649	$111,280
Schloss Wachenheim AG	9	177
Software AG	610	19,010
Stabilus SE	956	45,586
Suedzucker AG	5,298	69,417
Takkt AG	2,252	36,491
*thyssenkrupp AG	30,110	234,423
United Internet AG	1,284	41,625
*Vitesco Technologies Group AG	1,792	72,859
Vossloh AG	131	5,037
Wacker Neuson SE	3,010	63,286
*Westwing Group SE	201	2,301
Wuestenrot & Wuerttembergische AG	1,957	36,997

TOTAL GERMANY		2,852,233

HONG KONG (2.3%)
*Apollo Future Mobility Group, Ltd.	16,000	724
Bank of East Asia, Ltd. (The)	23,800	35,369
*China Energy Development Holdings, Ltd.	242,000	4,534
Chow Sang Sang Holdings International, Ltd.	15,000	16,747
CITIC Telecom International Holdings, Ltd.	64,000	23,003
Crystal International Group, Ltd.	13,500	5,299
Dah Sing Banking Group, Ltd.	32,800	27,758
Dah Sing Financial Holdings, Ltd.	800	2,350
First Pacific Co., Ltd.	160,000	64,643
*FIT Hon Teng, Ltd.	353,000	45,890
Great Eagle Holdings, Ltd.	18,000	42,212
Guotai Junan International Holdings, Ltd.	23,000	2,521
Haitong International Securities Group, Ltd.	481,000	76,630
Hang Lung Group, Ltd.	2,000	3,926
*Hongkong & Shanghai Hotels, Ltd. (The)	17,500	17,419
*IRC, Ltd.	384,000	10,424
Johnson Electric Holdings, Ltd.	31,500	36,012
K Wah International Holdings, Ltd.	99,000	37,222
Kerry Properties, Ltd.	61,000	165,597
*Mongolian Mining Corp.	153,000	66,105
Pico Far East Holdings, Ltd.	2,000	298
*Samson Holding, Ltd.	35,000	1,985
*Shangri-La Asia, Ltd.	8,000	6,087
Singamas Container Holdings, Ltd.	556,000	77,949
SmarTone Telecommunications Holdings, Ltd.	17,500	9,167
*Television Broadcasts, Ltd.	1,200	746
Texhong Textile Group, Ltd.	44,500	54,107
Texwinca Holdings, Ltd.	2,000	347
*Town Health International Medical Group, Ltd.	126,000	7,387
United Laboratories International Holdings, Ltd. (The)	136,000	67,080
VPower Group International Holdings, Ltd.	68,000	7,973
Wang On Group, Ltd.	1,600,000	13,051
*Yue Yuen Industrial Holdings, Ltd.	45,500	67,037
Zensun Enterprises, Ltd.	70,000	32,742

TOTAL HONG KONG		1,030,341

IRELAND (0.4%)
AIB Group PLC	56,759	124,666
*Dalata Hotel Group PLC	8,497	38,993
FBD Holdings PLC	496	5,212
*Glenveagh Properties PLC	596	722

TOTAL IRELAND		169,593

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ISRAEL (2.1%)
Afcon Holdings, Ltd.	4	$230
Africa Israel Residences, Ltd.	133	9,421
Alrov Properties and Lodgings, Ltd.	4	260
*Avgol Industries 1953, Ltd.	508	358
Azorim-Investment Development & Construction Co., Ltd.	1,532	7,977
*Cellcom Israel, Ltd.	7,970	46,510
*Clal Insurance Enterprises Holdings, Ltd.	4,102	91,381
Dor Alon Energy in Israel 1988, Ltd.	4	163
E&M Computing, Ltd.	48	162
*Equital, Ltd.	459	18,832
*Gilat Satellite Networks, Ltd.	5,085	37,481
Harel Insurance Investments & Financial Services, Ltd.	12,181	150,187
IDI Insurance Co., Ltd.	582	19,281
Ilex Medical, Ltd.	7	286
Infinya, Ltd.	661	60,709
Isracard, Ltd.	13,742	69,501
Israel Land Development—Urban Renewal, Ltd.	1,562	28,486
Isras Investment Co., Ltd.	130	31,956
Kardan Real Estate Enterprise & Development, Ltd.	967	1,426
Kerur Holdings, Ltd.	24	610
M Yochananof & Sons, Ltd.	200	11,935
Mediterranean Towers, Ltd.	3,418	10,812
Meshulam Levinstein Contracting & Engineering, Ltd.	8	843
Migdal Insurance & Financial Holdings, Ltd.	11,778	19,981
*Naphtha Israel Petroleum Corp., Ltd.	2,369	18,936
Oil Refineries, Ltd.	149,527	66,988
Palram Industries 1990, Ltd.	103	1,439
*Partner Communications Co., Ltd.	630	5,015
*Paz Oil Co., Ltd.	848	131,633
*Perion Network, Ltd.	600	13,165
Plasson Industries, Ltd.	38	2,246
Prashkovsky Investments and Construction, Ltd.	404	15,995
Raval Ics, Ltd.	92	177
Shufersal, Ltd.	7,128	60,197
Suny Cellular Communication, Ltd.	212	121
Tamar Petroleum, Ltd.	10,791	29,125
Victory Supermarket Chain, Ltd.	33	521

TOTAL ISRAEL		964,346

ITALY (3.7%)
A2A SpA	110,713	190,613
*Aeffe SpA	535	986
Anima Holding SpA	18,988	93,747
Ascopiave SpA	633	2,344
Autostrade Meridionali SpA	8	316
Avio SpA	2,814	33,546
*Banca Monte dei Paschi di Siena SpA	17,696	15,028
Banca Popolare di Sondrio SPA	38,067	152,684
Banca Profilo SpA	2,036	491
Banca Sistema SpA	288	617
Banco BPM SpA	97,574	311,587
Banco di Desio e della Brianza SpA	212	678
BPER Banca	34,039	57,635
Buzzi Unicem SpA	6,825	127,801
Cairo Communication SpA	4,035	9,599
Cementir Holding NV	3,438	24,083
*CIR SpA-Compagnie Industriali	5,104	2,208

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ITALY (Continued)
Credito Emiliano SpA	6,051	$37,216
*d’Amico International Shipping SA	4,682	637
Danieli & C Officine Meccaniche SpA	2,039	43,774
Danieli & C Officine Meccaniche SpA	284	4,458
Datalogic SpA	553	5,434
Emak SpA	412	621
Esprinet SpA	2,777	25,971
*Exprivia SpA	172	328
Fila SpA	164	1,649
*Fincantieri SpA	48,255	29,653
*FNM SpA	960	541
Hera SpA	14,778	55,438
*IMMSI SpA	1,112	520
MFE-MediaForEurope NV, Class B	33,582	31,070
Openjobmetis Spa agenzia per il lavoro	40	443
Orsero SpA	534	6,985
*OVS SpA	31,824	61,774
Pirelli & C SpA	24,786	124,151
*Prima Industrie SpA	40	677
Rizzoli Corriere Della Sera Mediagroup SpA	1,356	1,053
*Saras SpA	41,450	39,005
*SIT SpA	40	281
*Sogefi SpA	388	352
*Tesmec SpA	247,836	34,930
*Tod’s SpA	66	2,646
*TREVI—Finanziaria Industriale SpA	560	355
Unipol Gruppo SpA	27,368	150,711

TOTAL ITALY		1,684,636

JAPAN (22.4%)
77 Bank, Ltd. (The)	4,900	61,080
Ahresty Corp.	200	559
Aichi Bank, Ltd. (The)	100	3,558
Aichi Steel Corp.	100	1,740
Airport Facilities Co., Ltd.	100	417
*Airtech Japan, Ltd.	2,100	16,889
Aisan Industry Co., Ltd.	300	1,635
Alconix Corp.	9,400	102,373
Alinco, Inc.	300	1,975
Alpen Co., Ltd.	100	1,524
Alps Alpine Co., Ltd.	11,600	103,412
Alps Logistics Co., Ltd.	100	828
AOKI Holdings, Inc.	1,900	8,975
Arakawa Chemical Industries, Ltd.	100	801
Arata Corp.	100	2,771
Arcland Sakamoto Co., Ltd.	7,300	87,278
Arcs Co., Ltd.	3,900	61,408
ASAHI YUKIZAI CORP.	200	2,916
Asia Pile Holdings Corp.	200	659
ASKA Pharmaceutical Holdings Co., Ltd.	3,400	31,202
Astena Holdings Co., Ltd.	3,800	12,759
Avantia Co., Ltd.	100	652
Awa Bank, Ltd. (The)	1,800	29,842
Bando Chemical Industries, Ltd.	200	1,317
Bank of Nagoya, Ltd. (The)	100	2,424
Bank of the Ryukyus, Ltd.	400	2,507

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Belluna Co., Ltd.	400	$2,257
Canon Electronics, Inc.	200	2,300
Carlit Holdings Co., Ltd.	300	1,494
Cawachi, Ltd.	5,200	82,198
Central Glass Co., Ltd.	3,800	70,128
Chiba Kogyo Bank, Ltd. (The)	500	1,050
Chilled & Frozen Logistics Holdings Co., Ltd.	100	868
Chubu Shiryo Co., Ltd.	400	3,158
Chuetsu Pulp & Paper Co., Ltd.	100	723
Chugoku Bank, Ltd. (The)	10,300	76,002
Chukyo Bank, Ltd. (The)	100	1,271
CI Takiron Corp.	1,100	4,704
Citizen Watch Co., Ltd.	25,700	97,793
CMK Corp.	22,800	92,390
Cosmo Energy Holdings Co., Ltd.	2,400	59,463
Dai Nippon Toryo Co., Ltd.	2,300	13,918
Daido Metal Co., Ltd.	300	1,297
Daido Steel Co., Ltd.	3,700	105,808
Daihatsu Diesel Manufacturing Co., Ltd.	200	758
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	900	6,842
Daikyonishikawa Corp.	1,700	6,600
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	100	1,527
Daishi Hokuetsu Financial Group, Inc.	3,800	73,912
Daisue Construction Co., Ltd.	100	1,005
DCM Holdings Co., Ltd.	10,900	89,852
Denyo Co., Ltd.	100	1,243
DIC Corp.	7,600	145,184
DKS Co., Ltd.	100	2,009
Eagle Industry Co., Ltd.	200	1,602
EDION Corp.	8,100	73,148
EF-ON, INC.	200	846
Ehime Bank, Ltd. (The)	200	1,428
Elematec Corp.	100	908
Endo Lighting Corp.	200	1,355
Eslead Corp.	100	1,299
Exedy Corp.	8,900	106,613
FCC Co., Ltd.	7,600	76,317
Feed One Co., Ltd.	200	1,023
FIDEA Holdings Co., Ltd.	200	1,999
FJ Next Holdings Co., Ltd.	100	770
F-Tech, Inc.	100	413
Fuji Corp., Ltd.	200	957
Fuji Oil Co., Ltd.	17,800	38,194
Fuji Pharma Co., Ltd.	100	731
Fujikura Composites, Inc.	100	529
Fujikura Kasei Co., Ltd.	100	342
Fujikura, Ltd.	4,400	21,090
FuKoKu Co., Ltd.	100	726
Furukawa Co., Ltd.	3,800	37,220
Furukawa Electric Co., Ltd.	7,600	124,359
Furuno Electric Co., Ltd.	200	1,448
Futaba Industrial Co., Ltd.	400	1,220
Gakken Holdings Co., Ltd.	1,000	6,831
Geo Holdings Corp.	10,100	97,757
Glory, Ltd.	3,900	63,063
Grandy House Corp.	100	406
GSI Creos Corp.	700	6,451
G-Tekt Corp.	200	1,934

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Gunma Bank, Ltd. (The)	30,400	$87,521
Gunze, Ltd.	100	2,902
H2O Retailing Corp.	8,700	56,876
Hachijuni Bank, Ltd. (The)	1,800	5,946
Hagihara Industries, Inc.	100	793
Hagiwara Electric Holdings Co., Ltd.	100	1,454
Hamakyorex Co., Ltd.	100	2,255
Hanwa Co., Ltd.	3,800	93,416
Happinet Corp.	100	1,173
Harima Chemicals Group, Inc.	100	603
Heiwado Co., Ltd.	3,300	49,796
Hirakawa Hewtech Corp.	100	856
Hirogin Holdings, Inc.	25,900	128,340
Hokkan Holdings, Ltd.	500	4,824
Hokkoku Financial Holdings, Inc.	1,700	49,074
Hokuetsu Corp.	9,800	50,377
Hokuhoku Financial Group, Inc.	11,000	74,714
H-One Co., Ltd.	100	458
Hoosiers Holdings	800	4,026
Howa Machinery, Ltd.	1,100	6,699
Hyakugo Bank, Ltd. (The)	18,200	48,324
Hyakujushi Bank, Ltd. (The)	1,800	23,479
Ichikoh Industries, Ltd.	300	875
Ichinen Holdings Co., Ltd.	200	1,964
IJTT Co., Ltd.	200	798
Inabata & Co., Ltd.	3,900	64,027
I-PEX, Inc.	100	1,098
Iseki & Co., Ltd.	2,800	26,625
Ishihara Sangyo Kaisha, Ltd.	9,500	74,938
Itochu Enex Co., Ltd.	600	4,955
Itoham Yonekyu Holdings, Inc.	11,600	58,645
Itoki Corp.	400	1,087
IwaiCosmo Holdings, Inc.	200	1,954
Izumi Co., Ltd.	1,200	25,962
J Front Retailing Co., Ltd.	1,800	13,518
J Trust Co., Ltd.	600	1,454
JANOME Corp.	100	528
Japan Transcity Corp.	900	4,126
Japan Wool Textile Co., Ltd. (The)	400	2,995
JDC Corp.	400	1,652
Jimoto Holdings, Inc.	100	471
JK Holdings Co., Ltd.	2,200	18,271
JMS Co., Ltd.	100	455
J-Oil Mills, Inc.	500	6,125
Joshin Denki Co., Ltd.	100	1,536
JSP Corp.	1,600	18,635
Juki Corp.	5,300	35,671
Juroku Financial Group, Inc.	3,700	62,257
JVCKenwood Corp.	1,100	1,571
Kamei Corp.	100	806
Kanaden Corp.	100	730
Kanamoto Co., Ltd.	5,600	83,983
Kandenko Co., Ltd.	9,200	58,512
Kaneka Corp.	3,900	104,905
Kanematsu Corp.	7,400	76,879
Keiyo Bank, Ltd. (The)	13,700	52,660
Kenko Mayonnaise Co., Ltd.	100	1,071
Kitz Corp.	5,900	30,192

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Kiyo Bank, Ltd. (The)	5,000	$55,148
Koa Corp.	2,300	27,285
Koatsu Gas Kogyo Co., Ltd.	100	505
Kobe Steel, Ltd.	12,300	53,639
Kojima Co., Ltd.	500	2,458
Kokusai Pulp & Paper Co., Ltd.	4,500	10,281
Komeri Co., Ltd.	3,800	80,423
Konica Minolta, Inc.	18,400	64,477
Konoike Transport Co., Ltd.	2,200	19,596
*Kosaido Holdings Co., Ltd.	800	4,952
KRS Corp.	100	820
Kumagai Gumi Co., Ltd.	3,900	81,787
Kurabo Industries, Ltd.	100	1,379
Kuriyama Holdings Corp.	200	1,517
KYB Corp.	1,700	38,655
Kyoei Steel, Ltd.	5,200	53,742
Kyokuto Kaihatsu Kogyo Co., Ltd.	3,800	38,452
Kyokuto Securities Co., Ltd.	200	1,079
Kyosan Electric Manufacturing Co., Ltd.	400	1,352
Kyowa Electronic Instruments Co., Ltd.	100	278
Maezawa Industries, Inc.	200	977
Makino Milling Machine Co., Ltd.	1,700	52,288
Marubun Corp.	200	1,034
Marudai Food Co., Ltd.	100	1,170
Maruha Nichiro Corp.	4,200	77,672
Maruzen CHI Holdings Co., Ltd.	100	295
Maxell, Ltd.	5,400	48,515
Megmilk Snow Brand Co., Ltd.	3,600	53,850
Meiji Electric Industries Co., Ltd.	200	1,573
Meisei Industrial Co., Ltd.	2,400	12,596
Mikuni Corp.	200	591
Mirait Holdings Corp.	300	4,226
Mitani Sangyo Co., Ltd.	300	711
Mito Securities Co., Ltd.	500	1,011
Mitsuba Corp.	300	817
Mitsubishi Logistics Corp.	1,900	44,068
Mitsubishi Paper Mills, Ltd.	300	706
Mitsubishi Shokuhin Co., Ltd.	100	2,478
Mitsubishi Steel Manufacturing Co., Ltd.	8,400	69,957
Mitsui DM Sugar Holdings Co., Ltd.	200	2,982
Mitsui Mining & Smelting Co., Ltd.	1,600	40,753
Mitsui-Soko Holdings Co., Ltd.	2,000	37,434
Miyazaki Bank, Ltd. (The)	100	1,597
Mizuno Corp.	2,500	41,332
Moriroku Holdings Co., Ltd.	100	1,368
Morita Holdings Corp.	200	1,925
Morito Co., Ltd.	100	593
MrMax Holdings, Ltd.	800	3,748
Nachi-Fujikoshi Corp.	100	2,910
Nagase & Co., Ltd.	8,900	128,046
Nakabayashi Co., Ltd.	100	381
Nakayama Steel Works, Ltd.	18,300	60,454
Nanto Bank, Ltd. (The)	3,700	58,144
New Japan Chemical Co., Ltd.	7,800	16,195
NHK Spring Co., Ltd.	14,200	92,285
Nichireki Co., Ltd.	200	1,876
Nichirin Co., Ltd.	100	1,200
Nihon Chouzai Co., Ltd.	2,000	19,512

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Nihon House Holdings Co., Ltd.	1,500	$4,677
Nihon Nohyaku Co., Ltd.	500	2,323
Nihon Plast Co., Ltd.	100	381
Nikkon Holdings Co., Ltd.	3,700	56,260
Nippn Corp.	100	1,304
Nippon Carbide Industries Co., Inc.	100	1,054
Nippon Chemical Industrial Co., Ltd.	100	1,718
Nippon Coke & Engineering Co., Ltd.	65,900	69,684
Nippon Concrete Industries Co., Ltd.	700	1,659
Nippon Denko Co., Ltd.	47,500	116,587
Nippon Densetsu Kogyo Co., Ltd.	2,300	28,688
Nippon Kayaku Co., Ltd.	12,100	105,908
*Nippon Kinzoku Co., Ltd.	200	1,852
Nippon Koei Co., Ltd.	100	2,246
Nippon Light Metal Holdings Co., Ltd.	4,400	56,545
Nippon Paper Industries Co., Ltd.	5,300	42,217
Nippon Piston Ring Co., Ltd.	100	977
*Nippon Sheet Glass Co., Ltd.	28,700	87,500
Nippon Shokubai Co., Ltd.	3,700	149,645
Nippon Signal Company, Ltd.	1,300	9,061
Nippon Soda Co., Ltd.	200	5,295
Nippon Steel Trading Corp.	100	4,098
Nippon Thompson Co., Ltd.	5,000	19,528
Nippon Yakin Kogyo Co., Ltd.	3,600	70,661
Nishi-Nippon Financial Holdings, Inc.	11,500	69,501
Nishio Rent All Co., Ltd.	100	2,166
Nissei Plastic Industrial Co., Ltd.	100	746
Nissha Co., Ltd.	9,600	102,180
Nisshin Oillio Group, Ltd. (The)	1,700	38,511
Nisshinbo Holdings, Inc.	9,700	72,997
Nissin Corp.	100	1,196
Nitto Kogyo Corp.	1,500	17,737
Nitto Seiko Co., Ltd.	400	1,553
Noritsu Koki Co., Ltd.	4,400	73,560
Noritz Corp.	7,300	84,855
North Pacific Bank, Ltd.	27,500	52,427
NS United Kaiun Kaisha, Ltd.	800	22,198
*NTN Corp.	36,600	58,759
Ogaki Kyoritsu Bank, Ltd. (The)	3,800	55,903
Ohara, Inc.	1,000	8,537
Okabe Co., Ltd.	300	1,526
Okasan Securities Group, Inc.	14,100	37,982
Oki Electric Industry Co., Ltd.	21,100	137,616
Okinawa Financial Group, Inc.	200	3,432
Okumura Corp.	3,800	89,750
Okura Industrial Co., Ltd.	100	1,410
Okuwa Co., Ltd.	1,600	10,756
Onoken Co., Ltd.	4,300	50,215
Oriental Shiraishi Corp.	5,700	10,339
Osaki Electric Co., Ltd.	1,300	4,937
Pacific Industrial Co., Ltd.	300	2,332
PC Depot Corp.	2,300	5,468
Pegasus Sewing Machine Manufacturing Co., Ltd.	300	1,450
Press Kogyo Co., Ltd.	700	2,113
Procrea Holdings, Inc.	100	1,384
PS Mitsubishi Construction Co., Ltd.	2,400	10,448
Punch Industry Co., Ltd.	200	715
Raiznext Corp.	100	830

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Rasa Corp.	100	$755
Rasa Industries, Ltd.	100	1,088
Raysum Co., Ltd.	1,800	13,379
Rengo Co., Ltd.	13,600	80,827
Retail Partners Co., Ltd.	1,200	10,392
Riken Technos Corp.	500	1,686
Ryobi, Ltd.	1,300	10,787
Ryoden Corp.	2,600	33,774
Ryosan Co., Ltd.	100	1,791
Sakai Chemical Industry Co., Ltd.	100	1,419
Sakata INX Corp.	200	1,519
Sala Corp.	200	965
San-Ai Obbli Co., Ltd.	6,600	48,395
Sanei Architecture Planning Co., Ltd.	100	1,298
San-In Godo Bank, Ltd. (The)	13,700	68,310
Sanko Gosei, Ltd.	500	1,324
Sankyo Tateyama, Inc.	200	901
Sanoh Industrial Co., Ltd.	200	1,087
Sansei Technologies, Inc.	200	1,158
Sansha Electric Manufacturing Co., Ltd.	200	1,169
Sanyo Chemical Industries, Ltd.	100	3,844
Sanyo Denki Co., Ltd.	100	4,330
Sanyo Special Steel Co., Ltd.	1,700	26,190
Sanyo Trading Co., Ltd.	200	1,521
Sato Shoji Corp.	100	852
Satori Electric Co., Ltd.	100	952
Sawai Group Holdings Co., Ltd.	3,500	117,648
Seikitokyu Kogyo Co., Ltd.	900	5,127
Seiko Holdings Corp.	3,700	63,685
Seiko PMC Corp.	200	894
Seino Holdings Co., Ltd.	7,700	63,117
Sekisui Kasei Co., Ltd.	700	2,383
Senshu Ikeda Holdings, Inc.	2,100	2,885
Shiga Bank, Ltd. (The)	3,800	71,829
Shikibo, Ltd.	100	673
Shikoku Bank, Ltd. (The)	300	1,804
Shindengen Electric Manufacturing Co., Ltd.	100	2,253
Shinko Shoji Co., Ltd.	5,600	40,846
Shinmaywa Industries, Ltd.	5,700	40,123
Shinwa Co., Ltd.	100	614
Shizuoka Gas Co., Ltd.	6,300	45,271
Siix Corp.	9,100	70,238
Sinfonia Technology Co., Ltd.	2,800	27,339
SKY Perfect JSAT Holdings, Inc.	15,200	49,274
Soda Nikka Co., Ltd.	3,200	16,524
Sodick Co., Ltd.	5,500	30,989
Starzen Co., Ltd.	100	1,528
Sumida Corp.	200	1,306
Sumitomo Osaka Cement Co., Ltd.	3,800	106,175
Sumitomo Riko Co., Ltd.	300	1,287
Sun Frontier Fudousan Co., Ltd.	6,000	50,293
Suncall Corp.	300	1,162
Sun-Wa Technos Corp.	100	1,036
Suruga Bank, Ltd.	16,000	50,386
T RAD Co., Ltd.	100	1,763
T&K Toka Co., Ltd.	100	630
Tachibana Eletech Co., Ltd.	3,000	37,627
Taihei Dengyo Kaisha, Ltd.	100	2,094

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Taiheiyo Cement Corp.	8,500	$138,036
Taiho Kogyo Co., Ltd.	100	494
Takamatsu Construction Group Co., Ltd.	1,100	18,441
Takaoka Toko Co., Ltd.	100	1,250
Takara Leben Co., Ltd.	4,100	9,399
Takara Standard Co., Ltd.	2,600	26,108
Takasago International Corp.	100	2,020
Takashimaya Co., Ltd.	12,700	115,766
TAKEBISHI Corp.	100	1,126
Tatsuta Electric Wire and Cable Co., Ltd.	2,500	8,934
TBK Co., Ltd.	100	267
Tekken Corp.	100	1,420
Toa Corp.	100	541
Toa Corp.	1,700	37,343
Tobishima Corp.	2,700	21,319
Toda Corp.	5,000	28,790
Toho Co., Ltd.	100	869
Toho Holdings Co., Ltd.	4,400	71,760
Toho Zinc Co., Ltd.	300	6,481
Tokai Corp.	100	1,330
Tokai Rika Co., Ltd.	4,900	51,814
Tokai Tokyo Financial Holdings, Inc.	18,200	54,364
Tokushu Tokai Paper Co., Ltd.	3,000	79,886
Tokuyama Corp.	5,000	66,880
Tokyo Keiki, Inc.	1,100	9,602
Tokyo Kiraboshi Financial Group, Inc.	5,600	76,073
Tokyo Rope Manufacturing Co., Ltd.	200	1,309
Tokyo Sangyo Co., Ltd.	100	548
Toli Corp.	300	502
Tomoku Co., Ltd.	100	1,151
TOMONY Holdings, Inc.	1,200	3,047
Topre Corp.	4,100	35,032
Topy Industries, Ltd.	100	798
Torishima Pump Manufacturing Co., Ltd.	100	989
Tosei Corp.	5,800	48,885
Towa Bank, Ltd. (The)	3,700	15,393
Toyo Ink SC Holdings Co., Ltd.	1,200	17,922
Toyo Kanetsu KK	100	1,880
Toyo Machinery & Metal Co., Ltd.	200	931
Toyo Tire Corp.	4,100	47,184
Toyobo Co., Ltd.	5,800	47,722
Toyoda Gosei Co., Ltd.	5,200	76,298
Tsubaki Nakashima Co., Ltd.	11,100	80,448
Tsubakimoto Chain Co.	3,700	84,704
Tsukishima Kikai Co., Ltd.	200	1,585
Tsukuba Bank, Ltd.	800	1,204
Tsurumi Manufacturing Co., Ltd.	100	1,439
UACJ Corp.	3,800	64,057
UBE Corp.	8,000	124,483
Unipres Corp.	5,500	31,796
Urbanet Corp Co., Ltd.	300	697
Valor Holdings Co., Ltd.	3,800	59,892
Wakachiku Construction Co., Ltd.	100	1,497
Wakita & Co., Ltd.	1,400	11,638
Warabeya Nichiyo Holdings Co., Ltd.	5,600	71,491
Wood One Co., Ltd.	100	1,066
World Co., Ltd.	3,600	36,122
Xebio Holdings Co., Ltd.	2,500	17,656

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Yachiyo Industry Co., Ltd.	100	$513
Yahagi Construction Co., Ltd.	100	618
Yamae Group Holdings Co., Ltd.	100	787
Yamaguchi Financial Group, Inc.	19,800	108,964
Yamazen Corp.	1,200	8,910
Yellow Hat, Ltd.	2,900	36,351
Yokogawa Bridge Holdings Corp.	1,900	27,922
Yokorei Co., Ltd.	3,700	24,789
Yorozu Corp.	100	598
Yuasa Trading Co., Ltd.	100	2,238
Yurtec Corp.	400	2,124
Zuiko Corp.	100	604

TOTAL JAPAN		10,157,176

NETHERLANDS (2.2%)
*Amsterdam Commodities NV	332	8,879
APERAM SA	3,406	133,055
ASR Nederland NV	6,093	278,582
Brunel International NV	36	422
ForFarmers NV	2,526	7,821
*Fugro NV	6,906	85,532
Heijmans NV	1,689	23,306
Kendrion NV	567	10,827
*Koninklijke BAM Groep NV	21,901	61,181
Koninklijke Vopak NV	3,043	82,246
SBM Offshore NV	10,204	148,553
Signify NV	3,479	149,009
*Sligro Food Group NV	159	3,749

TOTAL NETHERLANDS		993,162

NEW ZEALAND (0.4%)
*Air New Zealand, Ltd.	2,691	1,546
Arvida Group, Ltd.	25,167	26,789
CDL Investments New Zealand, Ltd.	570	383
*Channel Infrastructure NZ, Ltd.	19,326	13,547
Comvita, Ltd.	364	780
*Gentrack Group, Ltd.	489	530
KMD Brands, Ltd.	33,166	29,706
*Millennium & Copthorne Hotels New Zealand, Ltd.	48	77
Oceania Healthcare, Ltd.	40,222	26,889
*Sanford, Ltd.	907	2,667
*SKY Network Television, Ltd.	13,193	22,949
SKYCITY Entertainment Group, Ltd.	28,546	53,731
*Tourism Holdings, Ltd.	3,568	6,947
TOWER, Ltd.	1,662	755

TOTAL NEW ZEALAND		187,296

NORWAY (1.4%)
*Akastor ASA	3,051	2,685
American Shipping Co. ASA	1,035	3,622
Avance Gas Holding, Ltd.	144	614
*Borr Drilling, Ltd.	1,265	4,896
*BW Energy, Ltd.	432	1,275
BW LPG, Ltd.	4,789	30,713
BW Offshore, Ltd.	19,756	57,806
*Carasent ASA	984	2,207
DNO ASA	36,036	55,969
Elmera Group ASA	3,278	7,508

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
NORWAY (Continued)
FLEX LNG, Ltd.	6	$172
FLEX LNG, Ltd.	437	12,280
*Frontline, Ltd.	7,486	63,397
Hunter Group ASA	2,532	843
Klaveness Combination Carriers ASA	107	650
*Komplett Bank ASA	2,599	2,011
*Kongsberg Automotive ASA	101,709	27,184
*Magseis Fairfield ASA	10,152	6,745
MPC Container Ships ASA	1,848	5,615
*Norwegian Energy Co. ASA	848	31,812
*NRC Group ASA	7,924	16,143
*Odfjell Drilling, Ltd.	780	2,051
*Odfjell SE, A Shares	519	2,563
*Odfjell Technology, Ltd.	130	315
Okeanis Eco Tankers Corp.	172	1,758
*Otello Corp. ASA	457	1,324
Pareto Bank ASA	4,399	25,828
*PGS ASA	3,224	1,260
Sandnes Sparebank	177	1,919
*Shelf Drilling, Ltd.	1,108	1,601
*Solstad Offshore ASA	24,809	39,411
SpareBank 1 Helgeland	90	1,237
Sparebank 1 Oestlandet	2,853	42,137
SpareBank 1 Sorost-Norge	1,122	7,009
Sparebanken More	573	4,935
Stolt-Nielsen, Ltd.	1,624	29,668
TGS ASA	7,441	117,087
XXL ASA	1,036	1,099

TOTAL NORWAY		615,349

PORTUGAL (0.3%)
*Banco Comercial Portugues SA, Class R	498,170	77,781
*Ibersol SGPS SA	1,082	6,369
NOS SGPS SA	8,511	36,112

TOTAL PORTUGAL		120,262

SINGAPORE (0.7%)
Avarga, Ltd.	9,900	1,721
*Banyan Tree Holdings, Ltd.	2,700	567
Bukit Sembawang Estates, Ltd.	100	365
China Aviation Oil Singapore Corp., Ltd.	7,300	4,705
China Sunsine Chemical Holdings, Ltd.	14,000	4,714
Chip Eng Seng Corp., Ltd.	37,100	12,358
Civmec, Ltd.	2,200	1,036
*COSCO SHIPPING International Singapore Co., Ltd.	72,500	12,863
CSE Global, Ltd.	4,100	1,425
Del Monte Pacific, Ltd.	35,400	9,742
Delfi, Ltd.	3,600	1,994
Far East Orchard, Ltd.	100	81
Food Empire Holdings, Ltd.	7,900	3,061
Frencken Group, Ltd.	14,400	14,912
Fu Yu Corp., Ltd.	3,000	597
GuocoLand, Ltd.	9,000	10,689
*Halcyon Agri Corp., Ltd.	17,200	2,989
*Hiap Hoe, Ltd.	300	163
Hong Fok Corp., Ltd.	16,000	10,428
Hong Leong Asia, Ltd.	7,700	4,377
Hutchison Port Holdings Trust, Class U	302,400	72,576

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SINGAPORE (Continued)
*Indofood Agri Resources, Ltd.	7,000	$1,850
ISDN Holdings, Ltd.	14,500	6,090
Japfa, Ltd.	131,300	57,525
Mewah International, Inc.	300	91
OUE, Ltd.	3,500	3,447
Oxley Holdings, Ltd.	9,400	1,239
QAF, Ltd.	2,700	1,721
*Sembcorp Marine, Ltd.	366,100	28,898
SIIC Environment Holdings, Ltd.	20,800	3,314
Sing Holdings, Ltd.	100	28
*Sinostar PEC Holdings, Ltd.	200	37
Stamford Land Corp., Ltd.	75,800	21,957
Tiong Woon Corp Holding, Ltd.	600	233
Tuan Sing Holdings, Ltd.	29,200	8,564
UOB-Kay Hian Holdings, Ltd.	3,900	4,603
Wing Tai Holdings, Ltd.	6,100	7,730

TOTAL SINGAPORE		318,690

SPAIN (2.4%)
Acerinox SA	7,391	78,634
Aedas Homes SA	359	8,408
Atresmedia Corp. de Medios de Comunicacion SA	165	635
Azkoyen SA	68	399
Banco de Sabadell SA	401,027	314,760
Bankinter SA	42,676	253,559
Construcciones y Auxiliar de Ferrocarriles SA	190	5,873
*Deoleo SA	12,616	4,585
*Ercros SA	7,084	24,513
Gestamp Automocion SA	23,047	75,809
Grupo Catalana Occidente SA	2,700	78,473
Laboratorio Reig Jofre SA	571	1,744
Mapfre SA	76,533	140,889
*Mediaset Espana Comunicacion SA	13,479	60,633
Miquel y Costas & Miquel SA	32	425
*Neinor Homes SA	418	4,727
*Obrascon Huarte Lain SA	25,051	21,802
Prosegur Cia de Seguridad SA	9,958	20,790
*Tubacex SA	4,265	9,314
*Vocento SA	84	86

TOTAL SPAIN		1,106,058

SWEDEN (3.3%)
AcadeMedia AB	644	3,666
AFRY AB	7,167	119,946
Alimak Group AB	4,081	43,338
Ambea AB	12,321	63,094
AQ Group AB	50	1,440
*Attendo AB	808	2,198
BE Group AB	64	1,057
Bergman & Beving AB	156	2,026
*Betsson AB, Class B	26,078	161,900
*BHG Group AB	17,170	119,921
Bonava AB, B Shares	4,284	21,041
Bulten AB	104	737
Byggmax Group AB	464	3,596
Cloetta AB, B Shares	17,009	43,315
*Doro AB	513	1,140
*Duni AB	1,322	12,135

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWEDEN (Continued)
Dustin Group AB	2,814	$20,430
Elanders AB, Class B	144	2,188
*Eltel AB	540	637
*Enea AB	38	456
Fagerhult AB	4,179	21,187
Ferronordic AB	92	428
Granges AB	8,413	69,798
*Haldex AB	360	1,500
*Humana AB	280	1,481
*International Petroleum Corp.	7,266	70,743
Inwido AB	8,523	118,881
*ITAB Shop Concept AB	1,846	2,092
JM AB	1,813	42,357
*Kabe Group AB, Class B	28	679
Loomis AB	5,543	139,575
*Maha Energy AB	163	319
*Mekonomen AB	300	3,495
Midsona AB, Class B	1,610	4,192
*Modern Times Group MTG AB, Class B	4,264	45,586
Munters Group AB	9,743	58,995
NCC AB, Class B	2,534	31,722
*Net Insight AB, Class B	6,255	2,588
New Wave Group AB, Class B	2,326	40,994
Nobia AB	4,994	19,786
Pricer AB, Class B	5,335	8,542
Profilgruppen AB, Class B	49	873
Ratos AB, B Shares	16,252	84,169
*RaySearch Laboratories AB	1,075	4,753
Rejlers AB	122	1,893
Rottneros AB	4,973	6,754
Scandi Standard AB	3,796	14,993
Semcon AB	52	665
*Sensys Gatso Group AB	34,502	3,382
*Serneke Group AB	528	2,491
*Stillfront Group AB	24,905	51,293
*Tethys Oil AB	2,650	25,327
VBG Group AB, Class B	685	9,897

TOTAL SWEDEN		1,515,691

SWITZERLAND (6.7%)
Adecco Group AG	5,175	203,396
Allreal Holding AG, Registered	1,546	293,703
*ams-OSRAM AG	21,557	269,615
Arbonia AG	6,126	109,815
*Aryzta AG	9,536	8,970
Autoneum Holding AG	512	61,083
Banque Cantonale Vaudoise, Registered	1,724	146,975
Bell Food Group AG	185	50,698
Berner Kantonalbank AG, Registered	73	16,846
Cembra Money Bank AG	2,992	218,701
*Cicor Technologies, Ltd.	9	478
Clariant AG, Registered	640	11,064
EFG International AG	7,147	54,561
Energiedienst Holding AG, Registered	92	4,123
*Feintool International Holding AG	64	2,835
Glarner Kantonalbank	51	1,392
Helvetia Holding AG, Registered	3,144	408,122
*Implenia AG, Registered	502	11,481

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWITZERLAND (Continued)
Investis Holding SA	260	$30,134
Kudelski SA	748	2,505
Landis+Gyr Group AG	2,574	145,320
Liechtensteinische Landesbank AG	478	26,691
Luzerner Kantonalbank AG, Registered	88	37,670
Meier Tobler Group AG	332	7,799
Mikron Holding AG	57	451
Mobimo Holding AG, Registered	772	222,299
OC Oerlikon Corp. AG	16,220	117,057
*Orascom Development Holding AG	320	2,934
Schweiter Technologies AG	94	95,583
St Galler Kantonalbank AG, Registered	178	86,373
Sulzer AG, Registered	1,442	109,192
Swiss Prime Site AG, Registered	653	64,247
TX Group AG	120	17,110
Valora Holding AG, Registered	587	96,639
Vetropack Holding AG	1,398	58,115
*Von Roll Holding AG	296	301
Vontobel Holding AG, Class R	448	33,047
VP Bank AG, Class A	129	12,971
*V-ZUG Holding AG	8	898
Walliser Kantonalbank	52	5,920

TOTAL SWITZERLAND		3,047,114

UNITED KINGDOM (12.9%)
*ASOS PLC	6,201	108,839
Bakkavor Group PLC	6,513	8,651
Balfour Beatty PLC	58,773	179,160
Bank of Georgia Group PLC	5,694	87,787
Bodycote PLC	17,121	134,023
Breedon Group PLC	137,709	136,931
Centamin PLC	111,540	128,247
Central Asia Metals PLC	17,433	58,657
Chesnara PLC	5,928	21,472
Close Brothers Group PLC	13,806	192,400
*Countryside Partnerships PLC	45,201	142,668
Crest Nicholson Holdings PLC	37,323	118,646
Currys PLC	106,587	124,853
DFS Furniture PLC	7,644	16,123
*Elementis PLC	67,821	103,796
Essentra PLC	25,584	101,019
*Firstgroup PLC	75,621	107,094
Genel Energy PLC	18,018	41,804
Grainger PLC	63,453	236,286
*Greencore Group PLC	56,433	81,196
Gulf Keystone Petroleum, Ltd.	21,879	66,750
Halfords Group PLC	24,141	68,619
Harworth Group PLC	8,112	17,110
Henry Boot PLC	2,769	11,264
Ibstock PLC	39,780	94,643
*John Wood Group PLC	63,570	178,299
Jupiter Fund Management PLC	44,421	99,383
Keller Group PLC	3,666	38,938
*Kier Group PLC	46,449	46,245
*Lookers PLC	35,139	36,838
*Mediclinic International PLC	37,245	173,670
Mitie Group PLC	90,285	61,437
MJ Gleeson PLC	858	6,463

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
MP Evans Group PLC	1,131	$13,404
*National Express Group PLC	50,583	158,004
*Pendragon PLC	31,200	8,696
Pets at Home Group PLC	45,942	179,269
Premier Foods PLC	64,116	89,352
QinetiQ Group PLC	54,249	232,934
*Rank Group PLC	13,260	17,980
Reach PLC	53,469	109,153
Redde Northgate PLC	25,935	129,268
Redrow PLC	26,559	176,060
*Restaurant Group PLC (The)	76,635	59,749
*Senior PLC	35,256	56,658
Serco Group PLC	115,518	220,594
*SIG PLC	82,719	43,203
*Spire Healthcare Group PLC	28,041	76,043
Synthomer PLC	34,983	134,222
TBC Bank Group PLC	5,889	93,307
TI Fluid Systems PLC	25,623	52,243
Travis Perkins PLC	19,305	297,755
TT Electronics PLC	8,853	20,273
Tyman PLC	20,514	71,084
Vesuvius PLC	17,160	69,674
Virgin Money UK PLC	119,184	261,636
Vistry Group PLC	20,202	212,166
Young & Co.’s Brewery PLC	273	2,526
Young & Co.’s Brewery PLC, Class A	780	13,573

TOTAL UNITED KINGDOM		5,828,137

TOTAL COMMON STOCK (Cost $47,433,569)		45,283,191

RIGHTS/WARRANTS (0.0%)
NEW ZEALAND (0.0%)
*Air New Zealand, Ltd. 5/3/2022	2,691	1,240

TOTAL NEW ZEALAND		1,240

SWITZERLAND (0.0%)
*Mobimo Holding AG 5/4/2022	669	2,337

TOTAL SWITZERLAND		2,337

TOTAL RIGHTS/WARRANTS (Cost $1,087)		3,577

TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $47,434,656)		45,286,768

TOTAL INVESTMENTS — 100.0%
(Cost $47,434,656)		$45,286,768

*	Non-Income Producing Securities
»	Securities that have generally been fair value factored
#	Total or Partial Securities on Loan

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional International Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

As of April 30, 2022, Dimensional International Small Cap Value ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	1	06/20/22	$207,565	$206,375	$(1,190)

Total Futures Contracts			$207,565	$206,375	$(1,190)

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COMMON STOCK (100.0%)
AUSTRALIA (8.0%)
*A2B Australia, Ltd.	584	$525
Accent Group, Ltd.	1,796	1,832
Acrow Formwork and Construction Services, Ltd.	960	345
Adairs, Ltd.	836	1,687
Adbri, Ltd.	5,949	12,429
*Adore Beauty Group, Ltd.	172	204
*Aeris Resources, Ltd.	8,044	686
*Ainsworth Game Technology, Ltd.	528	400
*Alkane Resources, Ltd.	1,964	1,424
*Alliance Aviation Services, Ltd.	448	1,207
*AMA Group, Ltd.	4,920	979
*AMP, Ltd.	54,155	44,643
Ansell, Ltd.	2,101	40,791
*Antipa Minerals, Ltd.	11,148	341
Appen, Ltd.	2,214	10,479
*Arafura Resources, Ltd.	7,076	1,986
ARB Corp., Ltd.	1,209	34,453
*Ardent Leisure Group, Ltd.	2,192	2,080
*Artemis Resources, Ltd.	6,380	272
*Atomos, Ltd.	972	504
AUB Group, Ltd.	1,600	26,527
*Audinate Group, Ltd.	364	1,583
*Aura Energy, Ltd.	1,396	263
*Aurelia Metals, Ltd.	6,316	2,020
*Aussie Broadband, Ltd.	2,640	10,431
Austal, Ltd.	1,688	2,423
Austin Engineering, Ltd.	2,652	485
*Australian Agricultural Co., Ltd.	1,544	1,882
Australian Ethical Investment, Ltd.	1,782	7,396
*Australian Mines, Ltd.	1,964	272
*Australian Strategic Materials, Ltd.	492	2,241
*Australian Vanadium, Ltd.	14,996	735
Australian Vintage, Ltd.	912	460
*Australis Oil & Gas, Ltd.	5,664	241
Auswide Bank, Ltd.	176	885
Autosports Group, Ltd.	248	370
AVJennings, Ltd.	252	94
Baby Bunting Group, Ltd.	636	2,102
*Bannerman Energy, Ltd.	76,227	13,001
Bapcor, Ltd.	5,618	27,189
Base Resources, Ltd.	4,224	946
*BCI Minerals, Ltd.	3,056	890
Beach Energy, Ltd.	28,332	32,718
Beacon Lighting Group, Ltd.	508	870
Beacon Minerals, Ltd.	10,928	264
Bega Cheese, Ltd.	5,001	17,947
Bell Financial Group, Ltd.	832	736
*Bigtincan Holdings, Ltd.	6,238	2,859
*Bionomics, Ltd.	5,844	253
Blackmores, Ltd.	234	12,031
Boral, Ltd.	3,434	8,712
*Boss Energy, Ltd.	1,377	2,632
Bravura Solutions, Ltd.	2,546	3,438
Breville Group, Ltd.	372	6,371
Brickworks, Ltd.	1,239	20,929

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
*Bubs Australia, Ltd.	8,662	$2,708
*»Buru Energy, Ltd.	1,912	285
BWX, Ltd.	832	1,112
*Byron Energy, Ltd.	3,844	451
*Calima Energy, Ltd.	2,828	372
*Cann Group, Ltd.	1,604	450
Capitol Health, Ltd.	4,796	1,108
Capral, Ltd.	120	802
*Carbon Revolution, Ltd.	832	346
*Catapult Group International, Ltd.	760	648
Cedar Woods Properties, Ltd.	3,582	11,837
*Central Petroleum, Ltd.	3,132	261
*Chalice Mining, Ltd.	5,274	26,048
Champion Iron, Ltd.	4,248	22,098
*City Chic Collective, Ltd.	2,535	5,386
*Clean Seas Seafood, Ltd.	776	334
ClearView Wealth, Ltd.	1,208	695
Clinuvel Pharmaceuticals, Ltd.	200	2,354
Clover Corp., Ltd.	536	514
*Cobalt Blue Holdings, Ltd.	1,288	783
Codan, Ltd.	7,785	39,833
*Cogstate, Ltd.	400	620
Collins Foods, Ltd.	5,546	40,753
*Cooper Energy, Ltd.	50,653	10,439
*Core Lithium, Ltd.	17,382	17,294
*Corporate Travel Management, Ltd.	1,881	35,089
Costa Group Holdings, Ltd.	7,292	17,308
Countplus, Ltd.	484	205
Coventry Group, Ltd.	36	38
CSR, Ltd.	8,109	35,383
*Dacian Gold, Ltd.	4,444	726
Data#3, Ltd.	2,784	11,515
*De Grey Mining, Ltd.	18,627	15,951
*Deep Yellow, Ltd.	1,668	1,120
Dicker Data, Ltd.	308	2,894
Domain Holdings Australia, Ltd.	1,180	2,952
Downer EDI, Ltd.	11,212	44,301
*Dreadnought Resources, Ltd.	10,748	336
Eagers Automotive, Ltd.	2,539	24,142
Earlypay, Ltd.	1,128	401
*Eclipx Group, Ltd.	1,536	3,045
Elanor Investor Group	468	718
Elders, Ltd.	2,578	26,162
*Electro Optic Systems Holdings, Ltd.	9,416	14,855
*Elmo Software, Ltd.	276	610
Emeco Holdings, Ltd.	1,808	1,079
*Emerald Resources NL	2,080	1,774
*EML Payments, Ltd.	12,170	13,838
*Empire Energy Group, Ltd.	1,864	424
*Energy World Corp., Ltd.	3,072	168
Enero Group, Ltd.	312	787
*EnviroSuite, Ltd.	5,096	498
EQT Holdings, Ltd.	84	1,657
Estia Health, Ltd.	1,064	1,762
Eureka Group Holdings, Ltd.	548	267
Euroz Hartleys Group, Ltd.	672	805

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
*EVENT Hospitality and Entertainment, Ltd.	2,344	$24,370
*Experience Co., Ltd.	1,428	335
Fiducian Group, Ltd.	44	249
Finbar Group, Ltd.	224	126
Fleetwood, Ltd.	472	621
*Frontier Digital Ventures, Ltd.	1,152	929
G8 Education, Ltd.	19,486	15,163
*»Gascoyne Resources, Ltd.	177	35
*Gascoyne Resources, Ltd.	1,312	261
*Genetic Signatures, Ltd.	232	221
*Genex Power, Ltd.	28,337	3,122
Genworth Mortgage Insurance Australia, Ltd.	17,465	37,235
Gold Road Resources, Ltd.	14,794	16,348
*Good Drinks Australia, Ltd.	252	133
GR Engineering Services, Ltd.	360	530
GrainCorp., Ltd., Class A	3,774	27,732
Grange Resources, Ltd.	2,680	2,571
*Greenland Minerals, Ltd.	6,172	307
GUD Holdings, Ltd.	2,329	21,252
GWA Group, Ltd.	1,076	1,743
Hansen Technologies, Ltd.	832	3,240
*Hastings Technology Metals, Ltd.	7,612	1,488
Healius, Ltd.	8,146	26,166
Healthia, Ltd.	456	591
*Helios Energy, Ltd.	4,628	329
*Helloworld Travel, Ltd.	352	665
Horizon Oil, Ltd.	5,216	482
HT&E, Ltd.	1,408	1,701
HUB24, Ltd.	1,250	21,417
Image Resources NL	2,023	323
Imdex, Ltd.	21,765	38,823
Infomedia, Ltd.	1,900	1,701
Inghams Group, Ltd.	6,197	13,608
Insignia Financial, Ltd.	10,151	24,960
Integral Diagnostics, Ltd.	6,688	18,726
*Integrated Research, Ltd.	576	311
*Investigator Resources, Ltd.	6,028	266
*Invictus Energy, Ltd.	6,168	1,052
InvoCare, Ltd.	2,379	20,744
*IOUpay, Ltd.	7,419	659
IPH, Ltd.	3,615	19,524
IRESS, Ltd.	3,131	24,565
IVE Group, Ltd.	1,068	1,503
*Janison Education Group, Ltd.	552	310
Johns Lyng Group, Ltd.	2,999	19,032
Jupiter Mines, Ltd.	5,012	873
*Karoon Energy, Ltd.	12,298	18,091
Kelly Partners Group Holdings, Ltd.	80	290
Kelsian Group, Ltd.	1,612	9,084
*KGL Resources, Ltd.	996	262
*Kogan.com, Ltd.	444	1,234
*Lark Distilling Co., Ltd.	909	2,293
*Lepidico, Ltd.	26,944	651
Lifestyle Communities, Ltd.	1,551	16,709
Lindsay Australia, Ltd.	1,032	312

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
*Livetiles, Ltd.	3,492	$221
Lovisa Holdings, Ltd.	906	10,649
*Lucapa Diamond Co., Ltd.	5,828	265
Lycopodium, Ltd.	120	518
MA Financial Group, Ltd.	504	2,482
MACA, Ltd.	1,600	921
*Mach7 Technologies, Ltd.	824	392
Macmahon Holdings, Ltd.	6,052	731
*Macquarie Telecom Group, Ltd.	132	6,581
Mader Group, Ltd.	252	523
Magellan Financial Group, Ltd.	2,294	26,589
*Maggie Beer Holdings, Ltd.	1,272	443
*Magnetite Mines, Ltd.	13,656	272
MaxiPARTS, Ltd.	188	285
*Mayne Pharma Group, Ltd.	7,616	1,542
McMillan Shakespeare, Ltd.	352	2,977
McPherson’s, Ltd.	668	423
*Medical Developments International, Ltd.	436	1,088
Medusa Mining, Ltd.	1,136	678
*Megaport, Ltd.	2,718	16,766
*Mesoblast, Ltd.	27,325	20,875
*Metals X, Ltd.	4,140	2,177
Michael Hill International, Ltd.	996	810
*Micro-X, Ltd.	2,256	321
*Mincor Resources NL	9,896	17,582
*MMA Offshore, Ltd.	1,556	630
Monadelphous Group, Ltd.	3,948	29,880
Monash IVF Group, Ltd.	7,917	6,976
MotorCycle Holdings, Ltd.	256	524
Mount Gibson Iron, Ltd.	3,112	1,548
*Musgrave Minerals, Ltd.	2,220	536
Myer Holdings, Ltd.	3,760	1,296
MyState, Ltd.	524	1,851
*Nanosonics, Ltd.	6,725	19,212
National Tyre & Wheel, Ltd.	380	327
*Nearmap, Ltd.	2,420	2,115
Netwealth Group, Ltd.	1,831	17,059
*Neurizer, Ltd.	2,732	379
*New Century Resources, Ltd.	568	920
New Hope Corp., Ltd.	7,518	18,753
nib holdings, Ltd.	9,176	46,168
Nick Scali, Ltd.	4,022	29,240
Nickel Mines, Ltd.	17,599	16,446
*Novonix, Ltd.	3,840	14,272
*Noxopharm, Ltd.	1,152	246
NRW Holdings, Ltd.	12,082	16,743
Nufarm, Ltd.	5,341	24,482
Objective Corp., Ltd.	120	1,448
*OFX Group, Ltd.	1,116	2,030
OM Holdings, Ltd.	1,636	1,023
*Omni Bridgeway, Ltd.	7,654	18,494
oOh!media, Ltd.	21,464	23,795
*OreCorp., Ltd.	1,044	519
Orora, Ltd.	14,220	40,422
*Pacific Smiles Group, Ltd.	268	442
Pact Group Holdings, Ltd.	960	1,576

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
*Paladin Energy, Ltd.	41,229	$24,026
*Panoramic Resources, Ltd.	6,800	1,619
*Pantoro, Ltd.	5,360	1,067
Paragon Care, Ltd.	1,644	485
*Peak Rare Earths, Ltd.	612	304
Peet, Ltd.	1,000	789
Pendal Group, Ltd.	4,348	16,407
*Peninsula Energy, Ltd.	4,552	760
PeopleIN, Ltd.	316	851
Perenti Global, Ltd.	3,080	1,554
Perpetual, Ltd.	936	21,944
Perseus Mining, Ltd.	20,724	29,234
Pinnacle Investment Management Group, Ltd.	1,339	9,049
Platinum Asset Management, Ltd.	11,020	14,723
*Podium Minerals, Ltd.	1,052	333
*PointsBet Holdings, Ltd.	3,237	6,901
*PolyNovo, Ltd.	6,666	4,500
*PPK Group, Ltd.	160	442
*Praemium, Ltd.	2,332	1,077
Probiotec, Ltd.	188	306
Propel Funeral Partners, Ltd.	340	1,116
*Prospect Resources, Ltd.	1,420	979
PSC Insurance Group, Ltd.	1,137	3,717
PTB Group, Ltd.	468	404
PWR Holdings, Ltd.	1,392	10,090
QANTM Intellectual Property, Ltd.	416	325
*Raiz Invest, Ltd.	452	315
Ramelius Resources, Ltd.	38,797	41,632
*ReadyTech Holdings, Ltd.	296	713
Reckon, Ltd.	168	99
*Red 5, Ltd.	11,388	3,318
*Red River Resources, Ltd.	2,236	354
*Redbubble, Ltd.	984	797
Regis Healthcare, Ltd.	2,394	3,573
Regis Resources, Ltd.	12,530	18,610
*Reject Shop, Ltd. (The)	180	510
Reliance Worldwide Corp., Ltd.	14,272	40,164
*Resolute Mining, Ltd.	5,640	1,403
*Retail Food Group, Ltd.	10,276	489
Ridley Corp., Ltd.	1,312	1,576
*RPMGlobal Holdings, Ltd.	1,016	1,227
Sandfire Resources, Ltd.	6,442	26,140
Select Harvests, Ltd.	624	2,913
Servcorp, Ltd.	156	399
*Service Stream, Ltd.	2,808	1,756
*Seven West Media, Ltd.	20,453	10,174
Shaver Shop Group, Ltd.	476	389
Shine Justice, Ltd.	380	311
Sigma Healthcare, Ltd.	4,572	1,625
*Silver Lake Resources, Ltd.	15,600	20,620
*Silver Mines, Ltd.	6,224	1,062
SmartGroup Corp., Ltd.	2,318	14,710
*Solstice Minerals, Ltd.	104	—
*SomnoMed, Ltd.	44	58
Southern Cross Electrical Engineering, Ltd.	1,028	486

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
AUSTRALIA (Continued)
Southern Cross Media Group, Ltd.	1,408	$1,721
SRG Global, Ltd.	2,076	952
St Barbara, Ltd.	47,621	45,179
*Star Entertainment Grp, Ltd. (The)	14,140	31,854
*Strike Energy, Ltd.	8,732	2,048
Sunland Group, Ltd.	384	753
Super Retail Group, Ltd.	2,602	19,601
*Superloop, Ltd.	2,188	1,477
Symbio Holdings, Ltd.	280	971
*Syrah Resources, Ltd.	21,965	30,829
Tassal Group, Ltd.	1,096	2,929
Technology One, Ltd.	5,265	39,249
*Temple & Webster Group, Ltd.	2,500	10,482
*Terracom, Ltd.	864	350
Tribune Resources, Ltd.	40	130
*Tyro Payments, Ltd.	1,720	1,534
United Malt Grp, Ltd.	13,362	39,502
*Uniti Group, Ltd.	6,910	24,406
Viva Energy Group, Ltd.	14,081	28,119
*Viva Leisure, Ltd.	204	237
*Volpara Health Technologies, Ltd.	1,004	606
*Wagners Holding Co., Ltd.	428	401
*Walkabout Resources, Ltd.	1,764	301
*Warrego Energy, Ltd.	3,104	298
*Webjet, Ltd.	6,312	27,048
*West African Resources, Ltd.	25,074	24,234
Westgold Resources, Ltd.	2,196	2,552
*Whispir, Ltd.	376	333
*Wiluna Mining Corp., Ltd.	736	387
*Zip Co., Ltd.	2,724	2,120

TOTAL AUSTRALIA		2,407,563

AUSTRIA (1.2%)
Addiko Bank AG	56	644
Agrana Beteiligungs AG	56	995
ANDRITZ AG	1,123	48,289
AT&S Austria Technologie & Systemtechnik AG	357	18,586
BAWAG Group AG	1,003	48,377
*DO & CO AG	94	8,389
*FACC AG	190	1,585
*Flughafen Wien AG	88	2,502
*Kapsch TrafficCom AG	24	341
Lenzing AG	56	5,151
Mayr Melnhof Karton AG	160	28,425
*Oesterreichische Post AG	144	4,664
Palfinger AG	145	3,671
#POLYTEC Holding AG	68	435
*Porr Ag	579	7,379
Raiffeisen Bank International AG	2,784	32,248
Rosenbauer International AG	16	623
*Schoeller-Bleckmann Oilfield Equipment AG	170	9,810
Semperit AG Holding	510	12,428
Strabag SE	107	4,199
Telekom Austria AG	2,361	16,937
UBM Development AG	16	726
UNIQA Insurance Group AG	536	4,128

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
AUSTRIA (Continued)
Vienna Insurance Group AG Wiener Versicherung Gruppe	542	$13,523
voestalpine AG	1,637	43,278
Wienerberger AG	1,872	53,321
Zumtobel Group AG	120	874

TOTAL AUSTRIA		371,528

BELGIUM (1.6%)
Ackermans & van Haaren NV	377	67,771
*AGFA-Gevaert NV	2,148	8,713
Atenor	20	1,190
Barco NV	1,358	31,002
Bekaert SA	540	20,258
*Biocartis Group NV	677	1,489
*bpost SA	1,828	11,233
Cie d’Entreprises CFE	102	13,472
Deceuninck NV	268	758
Econocom Group SA	532	2,049
Etablissements Franz Colruyt NV	783	28,853
Euronav NV	2,692	31,846
EVS Broadcast Equipment SA	48	1,068
Exmar NV	658	3,343
Fagron	1,370	25,770
*Galapagos NV, Sponsored ADR	662	38,515
*Greenyard NV	80	661
Immobel SA	84	6,061
Ion Beam Applications	92	1,510
Jensen-Group NV	16	559
*Kinepolis Group NV	205	11,440
*MDxHealth SA	368	301
Melexis NV	331	28,965
*Mithra Pharmaceuticals SA	84	826
*Ontex Group NV	1,793	12,484
Orange Belgium SA	166	3,226
*Oxurion NV	156	166
*Picanol	8	574
Proximus SADP	501	8,774
Recticel SA	616	13,582
Roularta Media Group NV	20	405
Shurgard Self Storage SA	372	21,624
Sipef NV	24	1,640
Telenet Group Holding NV	673	20,092
TER Beke SA	4	456
*Tessenderlo Group SA	283	9,986
Van de Velde NV	103	4,249
VGP NV	125	32,572
Viohalco SA	44	197

TOTAL BELGIUM		467,680

CANADA (12.0%)
*5N Plus, Inc.	472	724
Absolute Software Corp.	1,148	8,840
Acadian Timber Corp.	52	766
*AcuityAds Holdings, Inc.	654	1,988
*Advantage Energy, Ltd.	3,777	31,710
Aecon Group, Inc.	1,626	19,046

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
Africa Oil Corp.	8,364	$17,277
Ag Growth International, Inc.	334	10,163
AGF Management, Ltd., Class B	300	1,655
*Aimia, Inc.	392	1,509
AirBoss of America Corp.	64	1,558
Alamos Gold, Inc.	6,777	52,590
*Alexco Resource Corp.	824	898
Algoma Central Corp.	88	1,188
Altius Minerals Corp.	769	12,900
Altus Group, Ltd.	772	29,061
*Americas Gold & Silver Corp.	920	837
Amerigo Resources, Ltd.	648	806
Andlauer Healthcare Group, Inc.	240	8,402
Andrew Peller, Ltd., Class A	824	4,358
*Argonaut Gold, Inc.	6,639	11,169
*Aritzia, Inc.	1,546	55,342
Atco, Ltd., Class I	1,314	47,057
*Athabasca Oil Corp.	8,736	16,815
*ATS Automation Tooling Systems, Inc.	1,266	37,137
*Aurora Cannabis, Inc.	6,646	20,138
*AutoCanada, Inc.	487	11,393
*Aya Gold & Silver, Inc.	1,482	9,323
Badger Infrastructure Solutions, Ltd.	613	14,269
*Ballard Power Systems, Inc.	3,182	26,411
*Baytex Energy Corp.	9,778	50,265
Birchcliff Energy, Ltd.	4,757	34,988
Bird Construction, Inc.	288	1,938
BMTC Group, Inc.	20	239
*Bombardier, Inc., Class A	308	345
*Bombardier, Inc., Class B	37,647	37,115
*Bonterra Energy Corp.	140	1,283
Boralex, Inc., Class A	1,504	45,318
Boyd Group Services, Inc.	369	45,907
*Bragg Gaming Group, Inc.	80	425
*Calfrac Well Services, Ltd.	140	552
Calian Group, Ltd.	195	10,821
*Calibre Mining Corp.	1,752	1,947
Canaccord Genuity Group, Inc.	1,633	14,438
Canacol Energy, Ltd.	1,800	4,014
*Canada Goose Holdings, Inc.	950	20,681
Canadian Western Bank	2,131	54,040
*Canfor Corp.	1,071	20,514
*Canfor Pulp Products, Inc.	160	707
#*Canopy Growth Corp.	4,085	23,325
Capital Power Corp.	2,014	66,532
*Capstone Copper Corp.	6,205	28,402
*Cardinal Energy, Ltd.	2,414	12,938
*CareRx Corp.	180	732
Cascades, Inc.	1,492	14,744
*Celestica, Inc.	1,994	22,393
Centerra Gold, Inc.	4,204	39,111
CES Energy Solutions Corp.	5,088	10,470
CI Financial Corp.	3,247	42,555
Cogeco Communications, Inc.	263	21,710
Cogeco, Inc.	28	1,676
Computer Modelling Group, Ltd.	428	1,597

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
*Conifex Timber, Inc.	164	$232
*Copper Mountain Mining Corp.	7,117	15,982
Corby Spirit and Wine, Ltd.	68	1,017
Corus Entertainment, Inc., Class B	4,780	15,746
Crescent Point Energy Corp.	9,939	68,778
*Crew Energy, Inc.	2,639	10,428
*Denison Mines Corp.	15,592	20,426
Dexterra Group, Inc.	176	974
*Dirtt Environmental Solutions	348	395
Doman Building Materials Group, Ltd.	1,490	8,324
Dorel Industries, Inc., Class B	490	3,186
DREAM Unlimited Corp.	431	15,580
Dundee Precious Metals, Inc.	3,863	22,488
Dynacor Gold Mines, Inc.	200	488
*EcoSynthetix, Inc.	268	1,304
*Eldorado Gold Corp.	3,160	30,715
*Endeavour Silver Corp.	3,412	12,932
Enerflex, Ltd.	1,890	13,102
Enerplus Corp.	4,202	51,433
Enghouse Systems, Ltd.	720	20,354
*Ensign Energy Services, Inc.	688	2,191
*Enthusiast Gaming Holdings, Inc.	3,115	6,074
*Equinox Gold Corp.	4,437	31,636
Equitable Group, Inc.	478	21,562
*ERO Copper Corp.	1,315	19,004
Evertz Technologies, Ltd.	259	2,851
Exchange Income Corp.	519	16,832
Exco Technologies, Ltd.	104	701
Extendicare, Inc.	1,414	8,043
Fiera Capital Corp.	1,180	9,057
First Majestic Silver Corp.	4,056	41,777
*Fortuna Silver Mines, Inc.	5,549	19,311
*Frontera Energy Corp.	1,259	13,624
*Galiano Gold, Inc.	940	423
Gamehost, Inc.	76	492
*GDI Integrated Facility Services, Inc.	239	8,105
*Gear Energy, Ltd.	5,982	6,974
Gibson Energy, Inc.	2,536	48,535
*GoGold Resources, Inc.	5,416	10,721
*GoldMoney, Inc.	308	453
*Goodfood Market Corp.	264	436
*Gran Tierra Energy, Inc.	7,289	11,808
*Greenlane Renewables, Inc.	752	541
Hammond Power Solutions, Inc.	44	438
Hardwoods Distribution, Inc.	232	5,900
*Heroux-Devtek, Inc.	156	1,870
*HEXO Corp.	1,920	792
High Liner Foods, Inc.	320	2,990
HLS Therapeutics, Inc.	100	1,072
Home Capital Group, Inc.	896	22,462
Hudbay Minerals, Inc.	4,191	26,822
*IAMGOLD Corp.	8,510	23,998
*IBI Group, Inc.	454	4,014
*Imperial Metals Corp.	344	996
Information Services Corp.	320	5,415

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
Innergex Renewable Energy, Inc.	2,475	$33,309
Interfor Corp.	1,052	30,143
Jamieson Wellness, Inc.	757	19,132
*Journey Energy, Inc.	906	3,403
*Karora Resources, Inc.	2,470	12,755
K-Bro Linen, Inc.	60	1,480
*Kelt Exploration, Ltd.	3,189	16,543
KP Tissue, Inc.	52	454
*Largo, Inc.	404	3,382
Lassonde Industries, Inc., Class A	46	4,948
Laurentian Bank of Canada	895	27,360
Leon’s Furniture, Ltd.	216	3,312
LifeWorks, Inc.	1,208	17,864
*Lightspeed Commerce, Inc.	1,476	32,989
Linamar Corp.	789	31,411
Logistec Corp., Class B	16	551
*Lucara Diamond Corp.	1,932	937
*Lundin Gold, Inc.	1,212	9,815
*MAG Silver Corp.	1,549	22,832
Magellan Aerospace Corp.	84	644
*Mainstreet Equity Corp.	78	7,305
*Major Drilling Group International, Inc.	1,446	13,136
*Mandalay Resources Corp.	368	1,031
Maple Leaf Foods, Inc.	1,401	31,012
Martinrea International, Inc.	2,195	13,173
*MDF Commerce, Inc.	192	379
Medical Facilities Corp.	294	2,284
*MEG Energy Corp.	2,579	38,946
Melcor Developments, Ltd.	260	3,139
Methanex Corp.	1,086	54,474
Morguard Corp.	78	7,702
*Mountain Province Diamonds, Inc.	784	460
MTY Food Group, Inc.	390	15,847
Mullen Group, Ltd.	2,199	21,146
Neo Performance Materials, Inc.	96	970
*New Gold, Inc.	11,207	16,362
NFI Group, Inc.	1,860	17,158
North American Construction Group, Ltd.	152	1,918
North West Co., Inc. (The)	938	26,297
*NuVista Energy, Ltd.	3,152	27,030
*Obsidian Energy, Ltd.	1,357	11,114
*OceanaGold Corp.	14,132	35,384
*Optiva, Inc.	13	250
*Organigram Holdings, Inc.	1,400	1,974
Osisko Gold Royalties, Ltd.	1,872	23,026
Paramount Resources, Ltd., Class A	1,333	32,395
Parex Resources, Inc.	2,058	40,321
Park Lawn Corp.	682	18,133
Parkland Corp.	2,684	76,632
Pason Systems, Inc.	1,802	22,856
*Patriot One Technologies, Inc.	876	377
Peyto Exploration & Development Corp.	3,142	32,181
PHX Energy Services Corp.	236	1,285
*Pine Cliff Energy, Ltd.	2,956	3,562
Pizza Pizza Royalty Corp.	132	1,397
*Points.com, Inc.	108	1,729

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
Polaris Infrastructure, Inc.	340	$4,999
Pollard Banknote, Ltd.	52	878
*Precision Drilling Corp.	285	20,460
Premium Brands Holdings Corp.	694	56,951
Primo Water Corp.	2,624	38,415
*Profound Medical Corp.	280	2,044
Pulse Seismic, Inc.	276	479
Quarterhill, Inc.	1,510	2,646
*Real Matters, Inc.	1,296	4,624
*Recipe Unlimited Corp.	104	1,166
*RF Capital Group, Inc.	45	561
Richelieu Hardware, Ltd.	924	26,367
Rogers Sugar, Inc.	2,805	13,410
*Roots Corp.	120	305
Russel Metals, Inc.	1,207	32,336
Sandstorm Gold, Ltd.	3,542	26,246
Savaria Corp.	891	10,694
Secure Energy Services, Inc.	6,296	32,464
*Shawcor, Ltd.	372	1,415
Sienna Senior Living, Inc.	1,848	20,084
Sierra Metals, Inc.	440	444
*Sierra Wireless, Inc.	686	10,777
Sleep Country Canada Holdings, Inc.	860	16,796
SNC-Lavalin Group, Inc.	3,037	67,890
*Spin Master Corp.	522	18,874
Sprott, Inc.	434	20,003
SSR Mining, Inc.	1,979	43,558
Stelco Holdings, Inc.	507	18,601
Stella-Jones, Inc.	1,075	29,860
*STEP Energy Services, Ltd.	140	440
*Steppe Gold, Ltd.	252	282
*SunOpta, Inc.	404	2,218
Superior Plus Corp.	2,740	24,290
Supremex, Inc.	116	305
*Surge Energy, Inc.	1,481	11,403
*Taiga Building Products, Ltd.	188	378
Tamarack Valley Energy, Ltd.	7,521	29,600
*Taseko Mines, Ltd.	5,512	10,638
*TeraGo, Inc.	44	188
TerraVest Industries, Inc.	32	558
Tidewater Midstream and Infrastructure, Ltd.	1,356	1,337
*Torex Gold Resources, Inc.	1,715	19,296
*Total Energy Services, Inc.	216	1,364
*Touchstone Exploration, Inc.	984	1,109
TransAlta Corp.	4,234	45,431
TransAlta Renewables, Inc.	1,833	25,558
Transcontinental, Inc., Class A	1,457	18,332
TransGlobe Energy Corp.	328	1,433
Tree Island Steel, Ltd.	76	271
*Trevali Mining Corp.	404	322
*Trican Well Service, Ltd.	4,401	15,427
Tricon Residential, Inc.	4,477	65,121
*Trilogy Metals, Inc.	512	548
*Trisura Group, Ltd.	649	15,686
*Uni-Select, Inc.	833	19,670

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
*Valens Co., Inc. The	340	$333
Vecima Networks, Inc.	22	280
Vermilion Energy, Inc.	2,803	54,603
VersaBank	64	647
*Victoria Gold Corp.	1,248	13,671
*Viemed Healthcare, Inc.	200	996
Wajax Corp.	120	1,821
*Wall Financial Corp.	8	95
Waterloo Brewing, Ltd.	36	125
*Wesdome Gold Mines, Ltd.	2,451	25,142
Western Forest Products, Inc.	6,526	10,519
*Westport Fuel Systems, Inc.	744	885
Westshore Terminals Investment Corp.	708	19,073
Winpak, Ltd.	612	20,347
*Yangarra Resources, Ltd.	384	913
Yellow Pages, Ltd.	106	1,150

TOTAL CANADA		3,639,657

DENMARK (2.2%)
*ALK-Abello A/S	1,236	27,213
Alm Brand A/S	11,918	20,738
Ambu A/S, Class B	2,295	30,731
*Bang & Olufsen A/S	1,529	3,684
BankNordik P/F	16	284
*Bavarian Nordic A/S	1,042	20,082
*Bioporto A/S	980	185
*Brodrene Hartmann A/S	18	595
cBrain A/S	122	4,007
Chemometec A/S	219	25,079
Columbus A/S	452	595
D/S Norden A/S	162	6,065
Dfds A/S	612	23,920
FLSmidth & Co. A/S	965	26,878
GronlandsBANKEN A/S	4	349
H Lundbeck A/S	963	22,261
*H+H International A/S, Class B	303	7,374
*ISS A/S	2,173	36,349
Jeudan A/S	77	3,014
*Jyske Bank A/S, Registered	704	39,497
Matas A/S	538	7,489
*MT Hoejgaard Holding A S	12	272
*Netcompany Group A/S	546	30,772
*Nilfisk Holding A/S	308	8,736
*NKT A/S	715	34,395
*NNIT A/S	56	693
North Media A/S	103	1,147
*NTG Nordic Transport Group A/S	184	10,086
Per Aarsleff Holding A/S	76	2,921
Ringkjoebing Landbobank A/S	377	46,622
Royal Unibrew A/S	691	60,189
*RTX A/S	56	1,271
Scandinavian Tobacco Group A/S	884	18,592
Schouw & Co. A/S	175	13,427
SimCorp A/S	579	41,056
Solar A/S, B Shares	62	7,403
SP Group A/S	141	6,798

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
DENMARK (Continued)
Spar Nord Bank A/S	1,367	$17,487
Sparekassen Sjaelland-Fyn A/S	68	1,871
Sydbank AS	939	32,599
TCM Group A/S	70	1,031
*Tivoli A/S	6	757
Topdanmark A/S	141	7,934
*TORM PLC, Class A	361	3,568
*Zealand Pharma A/S	567	6,465

TOTAL DENMARK		662,481

FINLAND (2.2%)
Aktia Bank OYJ	1,102	11,242
Alandsbanken Abp, Class B	64	2,154
Alma Media OYJ	96	994
Anora Group OYJ	1,344	12,435
Apetit OYJ	12	158
Aspo OYJ	80	599
Atria OYJ	52	602
*BasWare OYJ	102	4,267
Bittium OYJ	403	2,296
Cargotec OYJ, Class B	607	21,247
Caverion OYJ	798	3,931
Citycon OYJ	935	6,658
Digia OYJ	56	408
Enento Group OYJ	84	1,985
eQ Oyj	45	1,113
*Evli OYJ, Class B	16	307
Fellow Bank PLC	16	8
*Finnair OYJ	15,212	7,552
Fiskars OYJ Abp	519	11,991
Gofore Oyj	24	580
Harvia OYJ	284	9,833
HKScan OYJ, A Shares	212	309
Huhtamaki OYJ	1,427	54,391
Kamux Corp.	148	1,511
Kemira OYJ	1,591	20,980
Kojamo OYJ	1,809	36,126
*Konecranes OYJ	868	24,724
Lassila & Tikanoja OYJ	661	7,127
Marimekko Oyj	140	1,973
Metsa Board OYJ	2,647	28,734
Metsa Board OYJ	28	307
Musti Group OYJ	572	13,553
Nokian Renkaat OYJ	1,979	26,880
Olvi OYJ	235	7,822
Oma Saastopankki OYJ	40	826
*Optomed Oy	36	166
Oriola OYJ, Class A	188	403
Oriola OYJ, Class B	1,921	4,185
Orion OYJ, Class A	287	11,687
Orion OYJ, Class B	1,317	52,018
Outokumpu OYJ	5,330	26,625
Pihlajalinna OYJ	133	1,605
Ponsse OYJ	44	1,367
Raisio OYJ, Class V	552	1,302

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FINLAND (Continued)
Rapala VMC OYJ	72	$466
Revenio Group OYJ	379	18,288
Rovio Entertainment OYJ	941	8,651
Sanoma OYJ	1,069	13,578
Siili Solutions OYJ	20	317
*SRV Group OYJ	604	224
*Stockmann OYJ Abp, Class B	1,242	2,634
Suominen OYJ	124	464
Taaleri OYJ	279	3,049
Talenom OYJ	355	3,932
*Tecnotree OYJ	724	701
Teleste OYJ	48	233
Terveystalo OYJ	1,543	17,417
TietoEVRY OYJ	1,300	32,832
Tokmanni Group Corp.	1,031	13,487
Uponor OYJ	1,309	23,186
Vaisala OYJ, A Shares	428	19,822
Valmet OYJ	2,080	56,306
Verkkokauppa.com OYJ	116	535
Wartsila OYJ Abp	2,636	21,407
*WithSecure OYJ	993	5,437
YIT OYJ	1,823	7,397

TOTAL FINLAND		675,344

FRANCE (5.1%)
ABC arbitrage	692	5,329
AKWEL	40	738
Albioma SA	408	21,758
ALD SA	1,584	21,657
Assystem SA	32	1,371
*Atari SA	3,135	561
Atos SE	1,558	38,461
Aubay	36	2,089
Axway Software SA	44	808
Bastide le Confort Medical	16	637
*Beneteau SA	1,034	13,090
Bigben Interactive	96	1,452
Boiron SA	20	877
Bonduelle SCA	382	6,456
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	4	212
*Casino Guichard Perrachon SA	1,057	18,622
Catana Group	352	2,941
CBo Territoria	132	533
*Cegedim SA	32	837
*CGG SA	13,154	15,361
Chargeurs SA	80	1,466
*Cie des Alpes	92	1,433
Cie Plastic Omnium SA	912	14,971
*Claranova SE	2,623	9,353
Coface SA	1,788	21,711
*DBV Technologies SA	1,349	3,549
Derichebourg SA	3,183	29,163
*Ekinops SAS	88	603
*Elior Group SA	584	1,810
*Elis SA	2,970	43,082
*Eramet SA	156	21,082

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FRANCE (Continued)
*ESI Group	8	$552
*Esso SA Francaise	8	429
*Etablissements Maurel et Prom SA	893	4,093
Eurazeo SE	480	37,269
Eutelsat Communications SA	2,701	30,232
Exel Industries, Class A	4	279
Faurecia SE	1,899	42,211
Fnac Darty SA	518	25,881
*Foraco International SA	140	241
Gaztransport Et Technigaz SA	351	42,287
*GL Events	44	820
Groupe Crit	12	846
Groupe Gorge SA	52	1,035
*Groupe SFPI	322	1,029
Guerbet	118	3,100
Guillemot Corp.	24	335
*Haulotte Group SA	116	468
HEXAOM	24	757
*ID Logistics Group	47	15,073
Imerys SA	533	21,221
Infotel SA	20	1,152
*Innate Pharma SA	232	671
Interparfums SA	214	11,965
*IPSOS	644	31,320
Jacquet Metals SACA	168	3,651
*JCDecaux SA	1,023	21,606
Kaufman & Broad SA	68	2,084
Korian SA	1,155	24,491
Laurent-Perrier	12	1,139
Linedata Services	12	548
LISI	96	2,177
LNA Sante SA	189	6,978
*Lumibird	56	1,267
Maisons du Monde SA	976	16,804
Manitou BF SA	52	1,182
Manutan International	4	283
Mersen SA	713	23,806
Metropole Television SA	116	2,167
*Nacon SA	124	744
*Neurones	40	1,523
Nexans SA	377	34,840
Nexity SA	645	19,719
*Nicox	184	332
NRJ Group	290	1,830
Oeneo SA	207	3,057
Orpea SA	809	29,086
Pharmagest Interactive	31	2,502
*Prodways Group SA	144	393
Quadient SA	643	12,095
*Rexel SA	2,069	42,868
Rothschild & Co.	549	21,719
Rubis SCA	1,444	38,754
Savencia SA	20	1,296
SCOR SE	2,484	70,753
Seche Environnement SA	12	930

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FRANCE (Continued)
SES SA	6,000	$54,031
*SMCP SA	164	1,080
Societe BIC SA	381	22,830
Societe LDC SA	12	1,104
Societe pour l’Informatique Industrielle	36	1,800
*SOITEC	246	44,884
*Solocal Group	3,185	3,578
Somfy SA	117	15,750
Sopra Steria Group SACA	245	43,861
SPIE SA	2,009	47,814
*SRP Groupe SA	252	417
Stef SA	16	1,580
Sword Group	40	1,737
Synergie SE	36	1,388
*Technicolor SA	3,120	10,473
*Technip Energies NV	1,746	21,339
Television Francaise 1	687	5,860
TFF Group	78	2,435
Thermador Groupe	72	7,292
Totalenergies EP Gabon	4	764
Trigano SA	133	17,370
*Ubisoft Entertainment SA	1,554	70,740
Union Financiere de France BQE SA	32	636
Valeo	3,609	66,647
*Vallourec SA	2,386	28,456
*Verallia SA	1,174	32,474
*Verimatrix SA	260	255
Vetoquinol SA	68	8,895
Vicat SA	326	9,905
VIEL & Cie SA	48	292
Vilmorin & Cie SA	28	1,331
Virbac SA	65	26,469
*Vranken-Pommery Monopole SA	12	220
Wavestone	436	22,998
*X-Fab Silicon Foundries SE	1,418	10,225
*Xilam Animation SA	34	1,447

TOTAL FRANCE		1,554,280

GERMANY (6.3%) 1&1 AG	735	15,523
3U Holding AG	136	339
7C Solarparken AG	840	3,926
Adesso SE	77	15,190
ADLER Group SA	1,267	9,671
All for One Group SE	12	798
Allgeier SE	40	1,817
AlzChem Group AG	24	555
Amadeus Fire AG	151	21,282
Atoss Software AG	104	15,272
*Aumann AG	60	910
Aurubis AG	519	59,762
Basler AG	20	2,249
*Bauer AG	56	532
BayWa AG	240	11,482
BayWa AG	4	295
Befesa SA	502	31,457

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
GERMANY (Continued)
Bertrandt AG	28	$1,311
bet-at-home.com AG	81	1,265
*Bijou Brigitte AG	20	466
*Bilfinger SE	614	25,042
*Borussia Dortmund GmbH & Co. KGaA	1,388	5,476
CANCOM SE	192	9,338
CECONOMY AG	5,298	18,355
CENIT AG	16	253
Cewe Stiftung & Co. KGaA	28	2,567
CompuGroup Medical SE & Co. KgaA	448	24,198
*Corestate Capital Holding SA	318	2,774
CropEnergies AG	457	5,959
Dermapharm Holding SE	309	17,603
Deutz AG	1,528	6,848
DIC Asset AG	746	10,483
Dr Hoenle AG	28	747
Draegerwerk AG & Co. KGaA, Preference	181	9,013
Draegerwerk AG & Co. KGaA	16	736
Duerr AG	1,136	29,769
Eckert & Ziegler Strahlen- und Medizintechnik AG	243	12,371
*EDAG Engineering Group AG	40	496
Elmos Semiconductor SE	40	2,002
*ElringKlinger AG	164	1,382
Encavis AG	1,532	33,859
Energiekontor AG	72	6,927
Fabasoft AG	24	608
Fielmann AG	407	20,695
FORTEC Elektronik AG	12	263
*Fraport AG Frankfurt Airport Services Worldwide	616	33,376
Freenet AG	2,131	59,148
*FUCHS PETROLUB SE	513	13,692
FUCHS PETROLUB SE, Preference	1,149	36,461
*Gateway Real Estate AG	112	668
Gerresheimer AG	516	36,200
*Gesco AG	28	730
GFT Technologies SE	433	17,358
*GK Software SE	4	550
*Global Fashion Group SA	424	816
*Grammer AG	12	203
Grand City Properties SA	1,747	30,962
*H&R GmbH & Co. KGaA	72	463
Hamburger Hafen und Logistik AG	152	2,489
Hawesko Holding AG	4	209
*Heidelberger Druckmaschinen AG	5,808	13,063
*Hensoldt AG	686	19,214
*Highlight Communications AG	12	47
HOCHTIEF AG	81	4,968
Hornbach Holding AG & Co. KGaA	237	28,528
HUGO BOSS AG	993	56,422
*Hypoport SE	61	17,054
Indus Holding AG	96	2,745
Instone Real Estate Group SE	849	13,130
Jenoptik AG	1,169	33,224
JOST Werke AG	72	2,795
Jungheinrich AG, Preference	800	19,816

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
GERMANY (Continued)
*K+S AG, Registered	3,180	$107,989
*Kloeckner & Co. SE	1,729	22,599
*Koenig & Bauer AG	76	1,491
KPS AG	72	333
Krones AG	234	18,305
KWS Saat SE & Co. KGaA	191	14,145
LANXESS AG	1,361	53,254
Leifheit AG	126	2,951
*Leoni AG	176	1,657
*Manz AG	24	991
*Medigene AG	356	1,123
*METRO AG	2,075	18,344
MLP SE	1,144	8,098
*Mutares SE & Co. KGaA	126	2,911
*Nagarro SE	140	19,909
New Work SE	52	8,887
*Nexus AG	252	12,295
*Nordex SE	1,731	25,438
Norma Group SE	766	19,023
OHB SE	32	1,136
PATRIZIA AG	766	13,140
Pfeiffer Vacuum Technology AG	105	18,809
ProSiebenSat.1 Media SE	3,283	38,150
PSI Software AG	52	1,983
*PVA TePla AG	92	2,306
*q.beyond AG	1,581	2,468
S&T AG	1,313	22,440
*SAF-Holland SE	248	1,898
*Salzgitter AG	592	24,869
Schloss Wachenheim AG	12	235
Scout24 SE	1,327	84,835
Secunet Security Networks AG	26	11,191
*Serviceware SE	28	338
*SGL Carbon SE	320	1,776
*Sixt SE	230	30,209
Sixt SE, Preference	279	20,338
*SNP Schneider-Neureither & Partner SE	28	882
Software AG	863	26,894
Stabilus SE	752	35,858
*Stemmer Imaging AG	16	510
STO SE & Co.KGaA, Preference	50	10,576
STRATEC SE	130	14,784
Stroeer SE & Co.KGaA	468	28,216
Suedzucker AG	1,185	15,527
*SUESS MicroTec SE	430	6,741
Surteco Group SE	4	128
TAG Immobilien AG	2,431	48,881
Takkt AG	168	2,722
*TeamViewer AG	2,657	32,361
Technotrans SE	28	697
*thyssenkrupp AG	6,727	52,373
Traffic Systems SE	36	1,170
USU Software AG	16	373
*va-Q-tec AG	40	709
Varta AG	302	28,604
VERBIO Vereinigte BioEnergie AG	364	26,035

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
GERMANY (Continued)
*Vitesco Technologies Group AG	569	$23,134
Vossloh AG	44	1,692
Wacker Neuson SE	734	15,432
Washtec AG	102	5,574
*Westwing Group SE	60	687
Wuestenrot & Wuerttembergische AG	304	5,747
Zeal Network SE	118	4,594

TOTAL GERMANY		1,892,962

HONG KONG (2.4%)
*Aidigong Maternal & Child Health, Ltd.	16,000	877
Analogue Holdings, Ltd.	2,000	454
*Apollo Future Mobility Group, Ltd.	20,000	905
ASM Pacific Technology, Ltd.	3,300	33,668
Bank of East Asia, Ltd. (The)	6,200	9,214
BOCOM International Holdings Co., Ltd.	12,000	1,636
Bright Smart Securities & Commodities Group, Ltd.	2,000	347
Cafe de Coral Holdings, Ltd.	2,000	3,156
*China Energy Development Holdings, Ltd.	112,000	2,098
Chow Sang Sang Holdings International, Ltd.	4,000	4,466
CITIC Telecom International Holdings, Ltd.	8,000	2,875
CK Life Sciences Int’l Holdings, Inc.	16,000	1,203
C-Mer Eye Care Holdings, Ltd.	2,000	1,101
*Cowell e Holdings, Inc.	9,000	10,232
Crystal International Group, Ltd.	3,000	1,178
Dah Sing Banking Group, Ltd.	3,600	3,047
Dah Sing Financial Holdings, Ltd.	2,400	7,050
*Digital Domain Holdings, Ltd.	10,000	739
EC Healthcare	6,000	6,141
Emperor Watch & Jewellery, Ltd.	10,000	213
*Esprit Holdings, Ltd.	35,000	6,245
Fairwood Holdings, Ltd.	500	914
Far East Consortium International, Ltd.	28,000	8,779
First Pacific Co., Ltd.	52,000	21,009
*FIT Hon Teng, Ltd.	58,000	7,540
*Frontage Holdings Corp.	22,000	6,646
FSE Lifestyle Services, Ltd.	1,000	650
Giordano International, Ltd.	6,000	1,262
Great Eagle Holdings, Ltd.	1,000	2,345
Guotai Junan International Holdings, Ltd.	15,000	1,644
Haitong International Securities Group, Ltd.	132,000	21,029
Hang Lung Group, Ltd.	13,000	25,516
HKBN, Ltd.	24,500	28,634
HKR International, Ltd.	800	294
Hong Kong Technology Venture Co., Ltd.	22,000	18,730
*Hongkong & Shanghai Hotels, Ltd. (The)	1,500	1,493
Honma Golf, Ltd.	500	201
*Huobi Technology Holdings, Ltd.	3,000	2,103
*Hypebeast, Ltd.	2,500	319
Hysan Development Co., Ltd.	12,000	35,406
IGG, Inc.	4,000	1,667
International Housewares Retail Co., Ltd.	1,000	336
*IRC, Ltd.	40,000	1,086
ITC Properties Group, Ltd.	1,000	132
Johnson Electric Holdings, Ltd.	14,000	16,005

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HONG KONG (Continued)
K Wah International Holdings, Ltd.	60,000	$22,559
Karrie International Holdings, Ltd.	2,000	382
Kerry Properties, Ltd.	11,500	31,219
Kowloon Development Co., Ltd.	1,000	1,308
*Lifestyle International Holdings, Ltd.	2,000	974
Luk Fook Holdings International, Ltd.	2,000	4,598
Man Wah Holdings, Ltd.	21,200	20,184
MECOM Power and Construction, Ltd.	16,000	6,913
*Melco International Development, Ltd.	48,000	38,541
*Midland Holdings, Ltd.	2,000	211
Modern Dental Group, Ltd.	2,000	739
*Mongolian Mining Corp.	12,000	5,185
*NagaCorp., Ltd.	24,000	21,626
Nissin Foods Co., Ltd.	11,000	7,262
Pacific Basin Shipping, Ltd.	76,000	35,452
*Pacific Century Premium Developments, Ltd.	8,000	479
Pacific Textiles Holdings, Ltd.	5,000	2,211
PCCW, Ltd.	48,000	27,346
Pentamaster International, Ltd.	8,000	979
Perfect Medical Health Management, Ltd.	4,000	2,345
Pico Far East Holdings, Ltd.	4,000	596
Public Financial Holdings, Ltd.	2,000	619
*»Razer, Inc.	63,000	21,499
Regina Miracle International Holdings, Ltd.	1,000	605
*Sa Sa International Holdings, Ltd.	4,000	724
*Samson Holding, Ltd.	4,000	227
*Shangri-La Asia, Ltd.	24,000	18,261
Singamas Container Holdings, Ltd.	50,000	7,010
*SJM Holdings, Ltd.	26,000	11,101
SmarTone Telecommunications Holdings, Ltd.	1,000	524
Solomon Systech International, Ltd.	10,000	701
Stella International Holdings, Ltd.	6,000	6,347
SUNeVision Holdings, Ltd.	3,000	2,497
*Tai Hing Group Holdings, Ltd.	2,000	314
*Television Broadcasts, Ltd.	8,600	5,349
Texhong Textile Group, Ltd.	1,500	1,824
Texwinca Holdings, Ltd.	6,000	1,040
*TOM Group, Ltd.	2,000	191
*Town Health International Medical Group, Ltd.	18,000	1,055
Tradelink Electronic Commerce, Ltd.	4,000	596
*Trendzon Holdings Group, Ltd.	56,000	1,784
United Laboratories International Holdings, Ltd. (The)	26,000	12,824
Value Partners Group, Ltd.	9,000	3,453
Vitasoy International Holdings, Ltd.	8,000	14,520
VPower Group International Holdings, Ltd.	17,000	1,993
VSTECS Holdings, Ltd.	22,000	19,067
VTech Holdings, Ltd.	3,300	23,448
Wang On Group, Ltd.	640,000	5,220
*Xingye Alloy Materials Group, Ltd.	1,000	146
*Yue Yuen Industrial Holdings, Ltd.	11,500	16,943
*Yunfeng Financial Group, Ltd.	2,000	352
Zensun Enterprises, Ltd.	17,000	7,952
*Zhaobangji Properties Holdings, Ltd.	16,000	826

TOTAL HONG KONG		720,706

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
IRELAND (0.4%)
AIB Group PLC	11,027	$24,220
Cairn Homes PLC	9,276	11,253
*Dalata Hotel Group PLC	1,670	7,664
FBD Holdings PLC	355	3,730
Glanbia PLC	2,657	31,898
*Glenveagh Properties PLC	11,664	14,126
*Irish Continental Group PLC	2,081	8,452
*Permanent TSB Group Holdings PLC	1,320	2,089

TOTAL IRELAND		103,432

ISRAEL (2.2%)
Afcon Holdings, Ltd.	12	689
AFI Properties, Ltd.	80	4,858
Africa Israel Residences, Ltd.	357	25,288
*Allot, Ltd.	152	897
Alrov Properties and Lodgings, Ltd.	4	259
Arad, Ltd.	52	725
AudioCodes, Ltd.	626	14,730
Aura Investments, Ltd.	7,871	17,077
Automatic Bank Services, Ltd.	76	466
*Avgol Industries 1953, Ltd.	1,020	718
Azorim-Investment Development & Construction Co., Ltd.	388	2,020
*Bet Shemesh Engines Holdings 1997, Ltd.	36	1,056
*BioLine RX, Ltd.	3,244	309
Blue Square Real Estate, Ltd.	24	2,152
*Brack Capital Properties NV	12	1,866
*Brainsway, Ltd., Sponsored ADR	56	410
Carasso Motors, Ltd.	140	901
*Castro Model, Ltd.	4	126
*Cellcom Israel, Ltd.	1,973	11,513
*Clal Insurance Enterprises Holdings, Ltd.	2,164	48,208
Danel Adir Yeoshua, Ltd.	124	19,678
Delek Automotive Systems, Ltd.	794	11,287
*Delek Group, Ltd.	80	13,124
Delta Galil Industries, Ltd.	149	9,988
Dor Alon Energy in Israel 1988, Ltd.	8	325
Duniec Brothers, Ltd.	20	1,286
E&M Computing, Ltd.	88	296
Electra Real Estate, Ltd.	1,321	22,340
*Ellomay Capital, Ltd.	28	707
Energix-Renewable Energies, Ltd.	1,866	6,394
*Enlight Renewable Energy, Ltd.	19,827	43,024
*Equital, Ltd.	100	4,103
*Fattal Holdings 1998, Ltd.	148	21,455
FMS Enterprises Migun, Ltd.	16	554
Formula Systems 1985, Ltd.	80	7,781
Fox Wizel, Ltd.	208	30,812
Gav-Yam Lands Corp., Ltd.	1,318	14,594
*Gilat Satellite Networks, Ltd.	1,185	8,734
Golf & Co Group, Ltd.	64	177
Hamat Group, Ltd.	68	657
Harel Insurance Investments & Financial Services, Ltd.	1,520	18,741
Hilan, Ltd.	68	3,972
IDI Insurance Co., Ltd.	36	1,193
Ilex Medical, Ltd.	16	655
Infinya, Ltd.	243	22,318

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ISRAEL (Continued)
Inrom Construction Industries, Ltd.	560	$2,423
Isracard, Ltd.	904	4,572
Israel Canada T.R, Ltd.	3,073	15,358
Israel Land Development—Urban Renewal, Ltd.	72	1,313
Isras Investment Co., Ltd.	12	2,950
*Issta Lines, Ltd.	28	1,027
*Kamada, Ltd.	116	623
Kardan Real Estate Enterprise & Development, Ltd.	380	560
Kerur Holdings, Ltd.	36	915
Klil Industries, Ltd.	4	331
Levinstein Properties, Ltd.	24	803
M Yochananof & Sons, Ltd.	32	1,910
Magic Software Enterprises, Ltd.	124	2,141
Malam - Team, Ltd.	36	1,037
Matrix IT, Ltd.	818	20,741
Maytronics, Ltd.	200	3,573
Mediterranean Towers, Ltd.	412	1,303
Mega Or Holdings, Ltd.	840	32,353
Meitav Dash Investments, Ltd.	104	592
*Menora Mivtachim Holdings, Ltd.	308	7,715
Meshulam Levinstein Contracting & Engineering, Ltd.	4	422
Migdal Insurance & Financial Holdings, Ltd.	1,664	2,823
*Naphtha Israel Petroleum Corp., Ltd.	152	1,215
*Neto Malinda Trading, Ltd.	60	3,070
Neto ME Holdings, Ltd.	8	617
Novolog, Ltd.	1,372	1,396
Oil Refineries, Ltd.	85,829	38,451
One Software Technologies, Ltd.	660	10,952
*OPC Energy, Ltd.	412	4,556
Palram Industries 1990, Ltd.	44	615
*Partner Communications Co., Ltd.	1,598	12,721
*Paz Oil Co., Ltd.	44	6,830
*Perion Network, Ltd.	813	17,839
Plasson Industries, Ltd.	16	946
*Pluristem Therapeutics, Inc.	124	191
Prashkovsky Investments and Construction, Ltd.	338	13,382
Rami Levy Chain Stores Hashikma Marketing, Ltd.	73	5,542
Rapac Communication & Infrastructure, Ltd.	20	198
Raval Ics, Ltd.	184	355
Sano-Brunos Enterprises, Ltd.	4	438
Scope Metals Group, Ltd.	32	1,633
*Shikun & Binui, Ltd.	1,378	8,198
Shufersal, Ltd.	1,982	16,738
Suny Cellular Communication, Ltd.	424	243
Tadiran Group, Ltd.	16	2,613
Tamar Petroleum, Ltd.	324	875
Tel Aviv Stock Exchange, Ltd.	3,094	14,676
Telsys, Ltd.	20	1,062
Tiv Taam Holdings 1, Ltd.	272	722
Victory Supermarket Chain, Ltd.	28	442
Vitania, Ltd.	76	693
YD More Investments, Ltd.	128	497
YH Dimri Construction & Development, Ltd.	36	3,263

TOTAL ISRAEL		674,917

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ITALY (3.7%)
A2A SpA	25,230	$43,438
ACEA SpA	652	11,260
*Aeffe SpA	156	288
Alerion Cleanpower SpA	39	1,210
Anima Holding SpA	4,160	20,539
*Aquafil SpA	96	616
*Arnoldo Mondadori Editore SpA	644	1,325
Ascopiave SpA	1,315	4,869
Autostrade Meridionali SpA	8	316
Avio SpA	84	1,001
Azimut Holding SpA	1,725	37,106
*Banca Carige SpA	748	621
Banca Generali SpA	932	31,188
Banca IFIS SpA	120	2,212
Banca Mediolanum SpA	3,567	26,251
*Banca Monte dei Paschi di Siena SpA	1,480	1,257
Banca Popolare di Sondrio SPA	9,262	37,149
Banca Profilo SpA	1,324	319
Banca Sistema SpA	200	428
Banco BPM SpA	22,991	73,418
Banco di Desio e della Brianza SpA	200	639
Be Shaping the Future SpA	1,576	5,620
BF SpA	172	644
*Biesse SpA	68	1,075
BPER Banca	17,842	30,210
Brembo SpA	2,407	24,377
*Brunello Cucinelli SpA	542	28,166
Buzzi Unicem SpA	1,543	28,893
Cairo Communication SpA	832	1,979
Carel Industries SpA	552	13,423
*Cembre SpA	24	694
Cementir Holding NV	834	5,842
*CIR SpA-Compagnie Industriali	3,464	1,498
Credito Emiliano SpA	420	2,583
Danieli & C Officine Meccaniche SpA	620	13,310
Danieli & C Officine Meccaniche SpA	188	2,951
Datalogic SpA	72	707
De’ Longhi SpA	1,088	26,675
Digital Bros SpA	90	2,307
doValue SpA	300	2,567
*Elica SpA	92	327
Emak SpA	284	428
*Enav SpA	3,332	15,488
ERG SpA	946	32,834
Esprinet SpA	1,292	12,083
*Eurotech SpA	144	527
*Exprivia SpA	116	221
Fila SpA	104	1,046
*Fincantieri SpA	2,512	1,544
*FNM SpA	640	361
*Garofalo Health Care SpA	156	771
Gefran SpA	28	279
*Geox SpA	384	334
*GPI SpA	103	1,413
Gruppo MutuiOnline SpA	585	18,008
Hera SpA	13,177	49,432

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
ITALY (Continued)
*Illimity Bank SpA	1,502	$19,664
*IMMSI SpA	756	353
*Intek Group SpA	2,630	1,521
Iren SpA	10,483	27,382
Italgas SpA	7,830	51,049
*Juventus Football Club SpA	18,864	6,205
*Leonardo SpA	6,484	67,199
LU-VE SpA	32	726
Maire Tecnimont SpA	2,472	7,333
MFE-MediaForEurope NV, Class B	5,929	5,485
*Newlat Food SpA	779	4,890
Openjobmetis Spa agenzia per il lavoro	52	576
Orsero SpA	52	680
*OVS SpA	6,280	12,190
*Pharmanutra SpA	65	4,450
Piaggio & C SpA	3,083	7,773
Piovan SpA	68	646
Pirelli & C SpA	5,602	28,060
*Prima Industrie SpA	24	406
RAI Way SpA	1,523	9,022
Reply SpA	328	48,893
*Risanamento SpA	8,666	1,060
Rizzoli Corriere Della Sera Mediagroup SpA	512	398
Sabaf SpA	44	1,135
SAES Getters SpA	28	443
SAES Getters SpA	40	937
*Safilo Group SpA	1,024	1,722
*Saipem SpA	13,009	14,849
*Salvatore Ferragamo SpA	810	14,202
*Sanlorenzo Spa Ameglia	24	854
*Saras SpA	2,816	2,650
Sesa SpA	127	18,583
*SIT SpA	36	253
*Sogefi SpA	268	243
SOL SpA	308	5,439
*Somec SpA	8	233
Technogym SpA	2,356	17,982
*Tesmec SpA	1,640	231
Tinexta SpA	358	9,087
*Tiscali SpA	306,936	3,724
*Tod’s SpA	267	10,704
*TREVI—Finanziaria Industriale SpA	368	233
Unieuro SpA	582	9,818
Unipol Gruppo SpA	6,573	36,196
Webuild SpA	14,675	25,157
Wiit SpA	117	3,160
Zignago Vetro SpA	760	9,365

TOTAL ITALY		1,117,228

JAPAN (22.0%)
&Do Holdings Co., Ltd.	100	698
77 Bank, Ltd. (The)	1,200	14,958
A&D HOLON Holdings Co., Ltd.	2,500	16,846
Achilles Corp.	100	1,003
Adastria Co., Ltd.	100	1,649

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Adtec Plasma Technology Co., Ltd.	400	$6,249
Adways, Inc.	200	1,223
Aeon Delight Co., Ltd.	100	2,144
Aeon Hokkaido Corp.	800	6,403
Ahresty Corp.	100	279
Ai Holdings Corp.	400	5,279
Aica Kogyo Co., Ltd.	1,200	27,833
Aichi Bank, Ltd. (The)	200	7,116
Aichi Steel Corp.	100	1,741
Aiming, Inc.	400	1,010
Ain Holdings, Inc.	100	4,508
Airport Facilities Co., Ltd.	100	417
*Airtrip Corp.	100	2,470
Aisan Industry Co., Ltd.	200	1,090
AIT Corp.	100	1,216
*Akebono Brake Industry Co., Ltd.	400	475
Akita Bank, Ltd. (The)	100	1,291
Alconix Corp.	800	8,713
Alinco, Inc.	100	658
Alleanza Holdings Co., Ltd.	100	770
*Allied Telesis Holdings KK	300	225
Alpen Co., Ltd.	100	1,524
Alps Alpine Co., Ltd.	3,800	33,876
Alps Logistics Co., Ltd.	100	828
Altech Corp.	100	1,500
Amano Corp.	1,200	23,239
Anest Iwata Corp.	200	1,270
Anritsu Corp.	4,100	51,994
AOKI Holdings, Inc.	200	945
Aoyama Trading Co., Ltd.	200	1,020
Aoyama Zaisan Networks Co., Ltd.	300	2,823
Arakawa Chemical Industries, Ltd.	100	801
Arata Corp.	100	2,771
Arcland Sakamoto Co., Ltd.	800	9,565
Arcland Service Holdings Co., Ltd.	100	1,734
Arcs Co., Ltd.	1,100	17,320
Ardepro Co., Ltd.	1,200	408
Argo Graphics, Inc.	100	2,377
ARTERIA Networks Corp.	400	4,112
ArtSpark Holdings, Inc.	300	1,973
Asahi Co., Ltd.	100	1,026
Asahi Holdings, Inc.	1,800	28,689
Asahi Net, Inc.	100	450
ASAHI YUKIZAI CORP.	100	1,458
Asia Pile Holdings Corp.	100	330
ASKA Pharmaceutical Holdings Co., Ltd.	1,100	10,095
ASKUL Corp.	500	6,144
Astena Holdings Co., Ltd.	300	1,007
Asteria Corp.	100	720
*Atrae, Inc.	100	1,407
Aucnet, Inc.	100	1,185
Autobacs Seven Co., Ltd.	1,000	10,574
Avant Corp.	400	3,597
Avantia Co., Ltd.	100	652
Avex, Inc.	400	4,329
Awa Bank, Ltd. (The)	400	6,632

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Axial Retailing, Inc.	100	$2,613
Bando Chemical Industries, Ltd.	400	2,634
Bank of Iwate, Ltd. (The)	100	1,490
Bank of Nagoya, Ltd. (The)	700	16,965
Bank of Saga, Ltd. (The)	100	1,108
Bank of the Ryukyus, Ltd.	200	1,253
Baroque Japan, Ltd.	100	604
Belc Co., Ltd.	100	4,245
Bell System24 Holdings, Inc.	200	2,312
Belluna Co., Ltd.	300	1,693
Benesse Holdings, Inc.	1,300	22,857
*Bengo4.com, Inc.	200	5,225
Bic Camera, Inc.	1,700	14,381
BML, Inc.	100	2,582
Br Holdings Corp.	500	1,127
*BrainPad, Inc.	400	3,557
Broadleaf Co., Ltd.	700	1,994
Bunka Shutter Co., Ltd.	2,100	15,820
Canon Electronics, Inc.	100	1,150
Carenet, Inc.	1,000	6,483
Carlit Holdings Co., Ltd.	100	498
Cawachi, Ltd.	1,000	15,807
*CellSource Co., Ltd.	300	8,938
Central Glass Co., Ltd.	400	7,382
Charm Care Corp. KK	100	1,008
Chiba Kogyo Bank, Ltd. (The)	200	420
Chilled & Frozen Logistics Holdings Co., Ltd.	100	868
*Chiyoda Corp.	2,600	8,709
Chori Co., Ltd.	100	1,474
Chubu Shiryo Co., Ltd.	100	790
Chugoku Bank, Ltd. (The)	3,300	24,350
Chugoku Marine Paints, Ltd.	100	736
CI Takiron Corp.	300	1,283
Citizen Watch Co., Ltd.	3,100	11,796
CKD Corp.	1,200	15,746
CMIC Holdings Co., Ltd.	100	1,158
CMK Corp.	200	810
Colowide Co., Ltd.	2,100	26,971
Computer Engineering & Consulting, Ltd.	400	3,683
Comture Corp.	100	2,184
CONEXIO Corp.	100	1,127
Cosmo Energy Holdings Co., Ltd.	1,200	29,731
Cota Co., Ltd.	110	1,214
CRE, Inc.	1,000	12,442
Create Restaurants Holdings, Inc.	3,300	20,682
Create SD Holdings Co., Ltd.	100	2,294
Creek & River Co., Ltd.	100	1,626
Cresco, Ltd.	100	1,460
CTI Engineering Co., Ltd.	100	1,763
CTS Co., Ltd.	200	1,334
Curves Holdings Co., Ltd.	400	2,359
Cybernet Systems Co., Ltd.	100	651
Cybozu, Inc.	1,400	14,080
Dai Nippon Toryo Co., Ltd.	100	605
Daicel Corp.	4,200	25,707

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Dai-Dan Co., Ltd.	100	$1,638
Daido Metal Co., Ltd.	200	864
Daido Steel Co., Ltd.	100	2,860
Daihen Corp.	100	2,879
Daiho Corp.	100	3,442
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	100	760
Daiken Corp.	100	1,624
Daiki Aluminium Industry Co., Ltd.	1,000	11,207
Daikyonishikawa Corp.	200	776
Dainichi Co., Ltd.	100	495
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	100	1,528
Daio Paper Corp.	300	3,591
Daiseki Co., Ltd.	1,100	39,862
Daishi Hokuetsu Financial Group, Inc.	400	7,780
Daishinku Corp.	2,200	19,867
Daito Pharmaceutical Co., Ltd.	400	8,036
Daiwabo Holdings Co., Ltd.	2,300	30,019
DCM Holdings Co., Ltd.	2,300	18,960
Dear Life Co., Ltd.	100	395
Denyo Co., Ltd.	100	1,243
Dexerials Corp.	1,200	26,768
DIC Corp.	1,300	24,834
Digital Arts, Inc.	100	5,658
Digital Garage, Inc.	400	13,337
Digital Hearts Holdings Co., Ltd.	100	1,316
Digital Holdings, Inc.	3,300	37,620
Digital Information Technologies Corp.	100	925
Dip Corp.	400	13,152
Direct Marketing MiX, Inc.	100	1,234
DMG Mori Co., Ltd.	3,400	43,090
Doutor Nichires Holdings Co., Ltd.	600	6,905
DTS Corp.	400	8,796
Duskin Co., Ltd.	1,100	23,527
Eagle Industry Co., Ltd.	100	801
Earth Corp.	100	4,245
Ebara Jitsugyo Co., Ltd.	100	1,835
Ebase Co., Ltd.	200	667
EDION Corp.	1,300	11,740
EF-ON, INC.	100	423
eGuarantee, Inc.	400	6,687
Ehime Bank, Ltd. (The)	400	2,856
Eidai Co., Ltd.	100	214
Eiken Chemical Co., Ltd.	1,400	18,608
Elan Corp.	400	3,152
Elecom Co., Ltd.	1,100	13,262
Elematec Corp.	100	908
en Japan, Inc.	400	9,478
Endo Lighting Corp.	100	678
Enigmo, Inc.	200	795
eRex Co., Ltd.	100	1,534
ES-Con Japan, Ltd.	2,000	11,763
ESPEC Corp.	100	1,338
Exedy Corp.	600	7,187
Ezaki Glico Co., Ltd.	700	20,099
FCC Co., Ltd.	800	8,033
*FDK Corp.	100	561

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Feed One Co., Ltd.	300	$1,535
Ferrotec Holdings Corp.	1,100	20,343
FIDEA Holdings Co., Ltd.	100	1,000
Financial Products Group Co., Ltd.	2,900	17,795
FINDEX, Inc.	100	483
First Bank of Toyama, Ltd. (The)	200	502
Fixstars Corp.	200	1,275
FJ Next Holdings Co., Ltd.	100	770
Focus Systems Corp.	100	698
Forum Engineering, Inc.	100	638
FP Corp.	700	15,928
France Bed Holdings Co., Ltd.	100	679
Freund Corp.	100	567
Fronteo, Inc.	1,300	14,850
F-Tech, Inc.	100	413
Fudo Tetra Corp.	100	1,199
Fuji Corp.	100	864
Fuji Corp.	1,700	28,631
Fuji Corp., Ltd.	200	957
Fuji Kyuko Co., Ltd.	100	3,184
Fuji Oil Co., Ltd.	200	429
Fuji Oil Holdings, Inc.	1,200	17,052
Fuji Pharma Co., Ltd.	100	731
Fuji Seal International, Inc.	1,100	14,671
Fujicco Co., Ltd.	400	6,267
Fujikura Composites, Inc.	100	529
Fujikura Kasei Co., Ltd.	200	684
Fujikura, Ltd.	4,200	20,131
Fujimi, Inc.	100	4,407
Fujimori Kogyo Co., Ltd.	100	2,771
Fujitsu General, Ltd.	600	10,721
Fujiya Co., Ltd.	300	5,560
Fukui Bank, Ltd. (The)	100	1,047
Fukushima Galilei Co., Ltd.	100	2,918
Fukuyama Transporting Co., Ltd.	100	2,810
FULLCAST Holdings Co., Ltd.	100	1,930
Fumakilla, Ltd.	100	852
Funai Soken Holdings, Inc.	400	6,730
Furukawa Battery Co., Ltd. (The)	100	932
Furukawa Co., Ltd.	400	3,918
Furukawa Electric Co., Ltd.	2,000	32,726
Furuno Electric Co., Ltd.	400	2,896
Furyu Corp.	100	800
Fuso Chemical Co., Ltd.	100	2,964
Futaba Industrial Co., Ltd.	200	610
Future Corp.	900	13,393
G-7 Holdings, Inc.	100	1,265
Gakken Holdings Co., Ltd.	400	2,732
Gecoss Corp.	100	605
Genky DrugStores Co., Ltd.	700	19,802
Geo Holdings Corp.	600	5,807
GLOBERIDE, Inc.	500	10,192
Glory, Ltd.	1,200	19,404
Glosel Co., Ltd.	200	638
GMO Financial Holdings, Inc.	800	4,989

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Grandy House Corp.	100	$406
GS Yuasa Corp.	1,200	20,997
G-Tekt Corp.	100	967
Gunma Bank, Ltd. (The)	6,600	19,001
Gunze, Ltd.	100	2,902
H.U. Group Holdings, Inc.	1,200	26,897
H2O Retailing Corp.	900	5,884
Hachijuni Bank, Ltd. (The)	6,600	21,803
Hagihara Industries, Inc.	100	793
Hakuto Co., Ltd.	100	1,778
Halows Co., Ltd.	100	2,393
Hamakyorex Co., Ltd.	100	2,255
Hanwa Co., Ltd.	400	9,833
Happinet Corp.	100	1,173
Harima Chemicals Group, Inc.	100	603
Hazama Ando Corp.	3,900	27,212
Heiwa Corp.	1,200	18,089
Heiwado Co., Ltd.	400	6,036
*Hennge KK	1,300	10,395
Hirakawa Hewtech Corp.	100	856
Hirogin Holdings, Inc.	5,600	27,749
Hiroshima Gas Co., Ltd.	300	750
Hitachi Zosen Corp.	2,400	13,060
Hochiki Corp.	100	929
Hokkaido Electric Power Co., Inc.	3,700	13,794
Hokkaido Gas Co., Ltd.	100	1,165
Hokko Chemical Industry Co., Ltd.	100	781
Hokkoku Financial Holdings, Inc.	100	2,887
Hokuetsu Corp.	2,700	13,879
Hokuetsu Industries Co., Ltd.	100	683
Hokuhoku Financial Group, Inc.	2,400	16,301
Hokuriku Electric Power Co.	4,100	16,297
Hokuto Corp.	700	11,016
Honda Tsushin Kogyo Co., Ltd.	100	369
H-One Co., Ltd.	100	458
Honeys Holdings Co., Ltd.	100	824
Hoosiers Holdings	200	1,006
Hosokawa Micron Corp.	100	1,909
Hotland Co., Ltd.	100	1,052
Howa Machinery, Ltd.	100	609
Hyakugo Bank, Ltd. (The)	3,500	9,293
Hyakujushi Bank, Ltd. (The)	100	1,304
IBJ, Inc.	100	557
Ichikoh Industries, Ltd.	200	584
Ichinen Holdings Co., Ltd.	100	982
Ichiyoshi Securities Co., Ltd.	200	883
ID Holdings Corp.	100	650
Idec Corp.	400	7,135
IDOM, Inc.	2,500	12,542
Iino Kaiun Kaisha, Ltd.	300	1,716
IJTT Co., Ltd.	100	399
IMAGICA GROUP, Inc.	100	536
*Impact HD, Inc.	600	14,588
Inaba Denki Sangyo Co., Ltd.	1,200	23,693
Inabata & Co., Ltd.	1,100	18,059
I-Net Corp.	100	948

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Infocom Corp.	100	$1,717
Infomart Corp.	5,600	28,311
Information Services International-Dentsu, Ltd.	100	2,879
Innotech Corp.	100	1,045
Insource Co., Ltd.	400	6,900
Intage Holdings, Inc.	700	8,537
Inter Action Corp.	100	1,507
Inui Global Logistics Co., Ltd.	400	5,159
I-PEX, Inc.	900	9,885
Iriso Electronics Co., Ltd.	100	2,358
Iseki & Co., Ltd.	100	951
Ishihara Sangyo Kaisha, Ltd.	1,200	9,466
*ITbook Holdings Co., Ltd.	300	1,072
Itfor, Inc.	200	1,249
Itochu Enex Co., Ltd.	1,200	9,910
Itoham Yonekyu Holdings, Inc.	2,600	13,144
Itoki Corp.	100	272
IwaiCosmo Holdings, Inc.	100	977
Iwaki Co., Ltd.	100	853
Iyo Bank, Ltd. (The)	4,400	21,429
Izumi Co., Ltd.	400	8,654
J Trust Co., Ltd.	200	485
JAC Recruitment Co., Ltd.	100	1,415
JANOME Corp.	100	528
Japan Aviation Electronics Industry, Ltd.	1,100	15,469
*Japan Communications, Inc.	24,100	33,855
Japan Electronic Materials Corp.	100	1,510
Japan Elevator Service Holdings Co., Ltd.	2,000	26,459
Japan Investment Adviser Co., Ltd.	100	916
Japan Lifeline Co., Ltd.	2,000	16,749
Japan Material Co., Ltd.	1,600	24,390
Japan Medical Dynamic Marketing, Inc.	100	1,225
Japan Property Management Center Co., Ltd.	100	769
Japan Pulp & Paper Co., Ltd.	100	2,933
Japan Transcity Corp.	200	917
Japan Wool Textile Co., Ltd. (The)	2,600	19,466
JBCC Holdings, Inc.	100	1,156
JCU Corp.	100	2,563
JDC Corp.	200	826
Jimoto Holdings, Inc.	100	471
JINS Holdings, Inc.	100	3,296
JK Holdings Co., Ltd.	100	831
JM Holdings Co., Ltd.	100	1,251
JMS Co., Ltd.	100	455
J-Oil Mills, Inc.	100	1,225
Joshin Denki Co., Ltd.	100	1,536
Joyful Honda Co., Ltd.	1,200	14,440
JP-Holdings, Inc.	600	986
JSP Corp.	100	1,165
J-Stream, Inc.	100	572
Juki Corp.	200	1,346
Juroku Financial Group, Inc.	400	6,730
JVCKenwood Corp.	1,000	1,428
Kaga Electronics Co., Ltd.	100	2,377
Kamakura Shinsho, Ltd.	200	894

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Kameda Seika Co., Ltd.	100	$3,253
Kamei Corp.	100	806
Kanaden Corp.	100	730
Kanamoto Co., Ltd.	400	5,999
Kandenko Co., Ltd.	400	2,544
Kaneka Corp.	1,200	32,279
Kanematsu Corp.	1,100	11,428
Kanematsu Electronics, Ltd.	100	2,995
Kanto Denka Kogyo Co., Ltd.	5,100	38,695
Katitas Co., Ltd.	300	7,051
Kato Sangyo Co., Ltd.	100	2,601
Kato Works Co., Ltd.	100	597
KeePer Technical Laboratory Co., Ltd.	400	8,259
Keihanshin Building Co., Ltd.	500	5,214
Keiyo Bank, Ltd. (The)	500	1,922
Kenko Mayonnaise Co., Ltd.	100	1,071
KFC Holdings Japan, Ltd.	100	2,200
KH Neochem Co., Ltd.	400	7,629
Kimura Chemical Plants Co., Ltd.	700	4,414
Kintetsu World Express, Inc.	400	9,586
Kitanotatsujin Corp.	500	664
Kito Corp.	400	5,208
Kitz Corp.	300	1,535
Kiyo Bank, Ltd. (The)	1,200	13,236
*KLab, Inc.	300	1,028
Koa Corp.	400	4,745
Koatsu Gas Kogyo Co., Ltd.	200	1,010
Kobe Steel, Ltd.	2,100	9,158
Kohnan Shoji Co., Ltd.	100	2,891
Kojima Co., Ltd.	200	983
Kokusai Pulp & Paper Co., Ltd.	100	228
KOMEDA Holdings Co., Ltd.	1,100	19,001
Komeri Co., Ltd.	400	8,466
Kondotec, Inc.	100	836
Konica Minolta, Inc.	1,800	6,308
Konishi Co., Ltd.	200	2,360
Konoike Transport Co., Ltd.	400	3,563
*Kosaido Holdings Co., Ltd.	100	619
KRS Corp.	100	820
KU Holdings Co., Ltd.	100	826
Kumagai Gumi Co., Ltd.	400	8,388
Kumiai Chemical Industry Co., Ltd.	1,300	8,820
Kurabo Industries, Ltd.	100	1,379
Kureha Corp.	100	7,556
Kusuri no Aoki Holdings Co., Ltd.	100	4,446
KYB Corp.	100	2,274
Kyoden Co., Ltd.	100	398
Kyoei Steel, Ltd.	600	6,201
Kyokuto Kaihatsu Kogyo Co., Ltd.	400	4,048
Kyokuto Securities Co., Ltd.	100	540
KYORIN Holdings, Inc.	200	2,919
Kyosan Electric Manufacturing Co., Ltd.	400	1,352
Kyowa Electronic Instruments Co., Ltd.	200	556
Kyudenko Corp.	1,100	24,995
Kyushu Financial Group, Inc.	6,300	19,353
LAC Co., Ltd.	400	2,535

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
LEC, Inc.	100	$675
Life Corp.	100	2,291
LIFULL Co., Ltd.	700	1,226
Linical Co., Ltd.	100	628
Link And Motivation, Inc.	400	1,420
Lintec Corp.	1,100	20,546
LITALICO, Inc.	100	2,105
Loadstar Capital KK	600	6,984
*Locondo, Inc.	100	784
*M&A Capital Partners Co., Ltd.	100	3,130
Mabuchi Motor Co., Ltd.	1,000	26,899
Macnica Fuji Electronics Holdings, Inc.	1,200	25,202
Macromill, Inc.	3,200	29,664
Maeda Kosen Co., Ltd.	100	2,302
Maezawa Industries, Inc.	100	489
Makino Milling Machine Co., Ltd.	100	3,076
*Management Solutions Co., Ltd.	1,300	46,959
Mandom Corp.	4,700	46,978
Mani, Inc.	1,300	14,961
MarkLines Co., Ltd.	100	2,077
Marubun Corp.	100	517
Marudai Food Co., Ltd.	100	1,170
Maruha Nichiro Corp.	1,100	20,343
Marusan Securities Co., Ltd.	1,200	4,575
Maruwa Unyu Kikan Co., Ltd.	1,700	19,958
Maruzen CHI Holdings Co., Ltd.	100	295
Maruzen Showa Unyu Co., Ltd.	100	2,454
Marvelous, Inc.	200	1,182
Matsuda Sangyo Co., Ltd.	100	1,777
Matsui Securities Co., Ltd.	4,200	26,096
Maxell, Ltd.	2,600	23,359
MCJ Co., Ltd.	2,700	17,735
MEC Co., Ltd.	100	1,950
Medical Data Vision Co., Ltd.	1,400	10,676
Medical System Network Co., Ltd.	100	391
Medius Holdings Co., Ltd.	100	775
*MedPeer, Inc.	100	2,331
Megmilk Snow Brand Co., Ltd.	1,100	16,454
Meidensha Corp.	400	7,274
Meiji Shipping Co., Ltd.	100	561
Meiko Electronics Co., Ltd.	100	2,698
Meisei Industrial Co., Ltd.	200	1,050
Meitec Corp.	100	5,341
Meiwa Estate Co., Ltd.	100	464
Menicon Co., Ltd.	1,200	25,804
*Metaps, Inc.	100	556
METAWATER Co., Ltd.	100	1,665
Micronics Japan Co., Ltd.	500	5,924
Mie Kotsu Group Holdings, Inc.	1,000	3,550
Mikuni Corp.	100	296
Milbon Co., Ltd.	100	4,191
MIMAKI ENGINEERING Co., Ltd.	100	528
Mimasu Semiconductor Industry Co., Ltd.	100	1,815
Ministop Co., Ltd.	100	1,080
Minkabu The Infonoid, Inc.	200	4,154

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Mipox Corp.	1,400	$9,379
Mirait Holdings Corp.	2,300	32,398
Miroku Jyoho Service Co., Ltd.	400	4,085
Mitani Sangyo Co., Ltd.	100	237
Mito Securities Co., Ltd.	200	404
Mitsuba Corp.	200	545
Mitsubishi Logistics Corp.	700	16,236
Mitsubishi Paper Mills, Ltd.	100	235
Mitsubishi Shokuhin Co., Ltd.	100	2,478
Mitsubishi Steel Manufacturing Co., Ltd.	100	833
Mitsui DM Sugar Holdings Co., Ltd.	100	1,491
*Mitsui E&S Holdings Co., Ltd.	15,400	41,721
Mitsui Mining & Smelting Co., Ltd.	1,200	30,565
Mitsui-Soko Holdings Co., Ltd.	100	1,872
Miyazaki Bank, Ltd. (The)	100	1,597
Mizuno Corp.	100	1,653
Modec, Inc.	400	3,767
Monex Group, Inc.	3,200	14,770
Monogatari Corp. (The)	100	4,168
Morinaga & Co., Ltd.	600	18,733
Moriroku Holdings Co., Ltd.	100	1,368
Morita Holdings Corp.	400	3,850
Morito Co., Ltd.	100	593
Morningstar Japan KK	300	1,283
MrMax Holdings, Ltd.	200	937
MTI, Ltd.	200	733
m-up Holdings, Inc.	3,600	28,676
Musashi Seimitsu Industry Co., Ltd.	1,100	11,284
Musashino Bank, Ltd. (The)	400	5,496
Nachi-Fujikoshi Corp.	100	2,910
Nafco Co., Ltd.	100	1,294
Nagano Keiki Co., Ltd.	100	870
Nagase & Co., Ltd.	2,300	33,090
Nagatanien Holdings Co., Ltd.	100	1,510
*Nakamura Choukou Co., Ltd.	200	1,042
Nakanishi, Inc.	1,300	21,332
Nakayama Steel Works, Ltd.	100	330
*Namura Shipbuilding Co., Ltd.	16,700	45,372
Nanto Bank, Ltd. (The)	400	6,286
NEC Networks & System Integration Corp.	600	8,567
NET One Systems Co., Ltd.	2,300	55,210
New Japan Chemical Co., Ltd.	100	208
Nextage Co., Ltd.	1,100	17,015
NHK Spring Co., Ltd.	3,100	20,147
Nichias Corp.	1,200	21,683
Nichiban Co., Ltd.	100	1,346
Nichicon Corp.	200	1,822
Nichiden Corp.	100	1,674
Nichiha Corp.	100	1,815
Nichi-iko Pharmaceutical Co., Ltd.	5,800	34,873
Nichireki Co., Ltd.	400	3,751
Nihon Chouzai Co., Ltd.	400	3,902
Nihon Dempa Kogyo Co., Ltd.	1,500	13,812
Nihon Flush Co., Ltd.	100	743
Nihon House Holdings Co., Ltd.	200	624
Nihon Nohyaku Co., Ltd.	200	929

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Nihon Plast Co., Ltd.	100	$381
Nikkiso Co., Ltd.	3,300	20,631
Nikko Co., Ltd.	100	472
Nikkon Holdings Co., Ltd.	1,200	18,246
Nippn Corp.	1,000	13,044
Nippon Air Conditioning Services Co., Ltd.	300	1,859
Nippon Aqua Co., Ltd.	200	965
Nippon Carbon Co., Ltd.	100	3,215
*Nippon Chemi-Con Corp.	100	1,402
Nippon Coke & Engineering Co., Ltd.	23,800	25,167
Nippon Commercial Development Co., Ltd.	100	1,474
Nippon Concrete Industries Co., Ltd.	200	474
Nippon Denko Co., Ltd.	14,200	34,853
Nippon Densetsu Kogyo Co., Ltd.	400	4,989
Nippon Gas Co., Ltd.	2,400	34,122
Nippon Kayaku Co., Ltd.	2,400	21,007
Nippon Koei Co., Ltd.	100	2,246
Nippon Light Metal Holdings Co., Ltd.	1,200	15,421
Nippon Paper Industries Co., Ltd.	2,200	17,524
Nippon Parking Development Co., Ltd.	1,700	2,021
Nippon Pillar Packing Co., Ltd.	100	2,039
Nippon Rietec Co., Ltd.	100	873
*Nippon Sheet Glass Co., Ltd.	13,700	41,768
Nippon Shokubai Co., Ltd.	100	4,044
Nippon Signal Company, Ltd.	1,300	9,061
Nippon Soda Co., Ltd.	100	2,647
Nippon Steel Trading Corp.	100	4,098
Nippon Suisan Kaisha, Ltd.	5,200	23,038
Nippon Thompson Co., Ltd.	300	1,172
Nippon Yakin Kogyo Co., Ltd.	1,000	19,628
Nipro Corp.	1,700	13,463
Nishimatsu Construction Co., Ltd.	400	11,809
Nishimatsuya Chain Co., Ltd.	1,100	13,517
Nishi-Nippon Financial Holdings, Inc.	1,600	9,670
Nishi-Nippon Railroad Co., Ltd.	1,200	24,137
Nishio Rent All Co., Ltd.	100	2,166
Nissei Plastic Industrial Co., Ltd.	100	746
Nissha Co., Ltd.	2,500	26,609
Nisshin Oillio Group, Ltd. (The)	300	6,796
Nisshinbo Holdings, Inc.	2,200	16,556
Nissin Corp.	100	1,196
Nissin Electric Co., Ltd.	1,000	10,752
Nisso Corp.	300	1,540
Nitta Gelatin, Inc.	100	490
Nitto Boseki Co., Ltd.	100	1,951
Nitto Kogyo Corp.	400	4,730
Nitto Seiko Co., Ltd.	100	388
Nittoc Construction Co., Ltd.	100	544
Noevir Holdings Co., Ltd.	100	3,936
Nohmi Bosai, Ltd.	100	1,479
Nojima Corp.	400	8,067
Noritsu Koki Co., Ltd.	100	1,672
Noritz Corp.	1,000	11,624
North Pacific Bank, Ltd.	1,200	2,288
NS Tool Co., Ltd.	100	1,115

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
NS United Kaiun Kaisha, Ltd.	100	$2,775
NSD Co., Ltd.	2,000	35,628
*NTN Corp.	9,400	15,091
Obara Group, Inc.	100	2,238
Oenon Holdings, Inc.	300	734
Ogaki Kyoritsu Bank, Ltd. (The)	400	5,885
Ohba Co., Ltd.	200	1,201
Oiles Corp.	100	1,155
*Oisix ra daichi, Inc.	100	2,093
Oita Bank, Ltd. (The)	100	1,433
Okabe Co., Ltd.	200	1,017
Okamoto Industries, Inc.	100	2,956
Okamura Corp.	1,000	9,247
Okasan Securities Group, Inc.	800	2,155
Oki Electric Industry Co., Ltd.	1,200	7,827
Okinawa Cellular Telephone Co.	100	3,852
Okinawa Electric Power Co., Inc. (The)	1,400	13,950
Okinawa Financial Group, Inc.	100	1,716
OKUMA Corp.	100	3,605
Okumura Corp.	400	9,447
Okuwa Co., Ltd.	600	4,034
Onoken Co., Ltd.	100	1,168
Onward Holdings Co., Ltd.	500	934
Optex Group Co., Ltd.	700	9,304
*Optim Corp.	400	2,689
Optorun Co., Ltd.	100	1,493
Oriental Shiraishi Corp.	700	1,270
Osaka Organic Chemical Industry, Ltd.	100	2,180
Osaki Electric Co., Ltd.	300	1,139
OSG Corp.	1,900	23,933
Outsourcing, Inc.	1,200	12,013
Pacific Industrial Co., Ltd.	4,200	32,644
Pack Corp. (The)	100	1,840
PAL GROUP Holdings Co., Ltd.	600	6,687
Paramount Bed Holdings Co., Ltd.	200	3,351
Pasona Group, Inc.	100	1,600
PC Depot Corp.	100	238
PCA Corp.	100	1,016
Penta-Ocean Construction Co., Ltd.	7,300	35,891
Pickles Corp.	100	977
Pigeon Corp.	3,400	58,180
Pilot Corp.	100	4,052
Plenus Co., Ltd.	100	1,471
Poletowin Pitcrew Holdings, Inc.	500	3,848
*Premier Anti-Aging Co., Ltd.	200	5,820
Press Kogyo Co., Ltd.	500	1,509
Pressance Corp.	100	1,206
Prestige International, Inc.	1,000	4,824
Prima Meat Packers, Ltd.	100	1,644
Procrea Holdings, Inc.	100	1,384
Pronexus, Inc.	100	817
Proto Corp.	100	788
PS Mitsubishi Construction Co., Ltd.	100	435
*QB Net Holdings Co., Ltd.	100	1,111
Qol Holdings Co., Ltd.	500	4,203
Quick Co., Ltd.	100	1,202

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Raccoon Holdings, Inc.	2,100	$22,903
Raito Kogyo Co., Ltd.	1,100	16,488
Raiznext Corp.	200	1,661
Raysum Co., Ltd.	100	743
Relia, Inc.	900	7,419
Rengo Co., Ltd.	3,500	20,801
Resorttrust, Inc.	1,700	28,775
Restar Holdings Corp.	100	1,553
Retail Partners Co., Ltd.	500	4,330
Rheon Automatic Machinery Co., Ltd.	100	851
Riken Keiki Co., Ltd.	100	3,168
Riken Technos Corp.	300	1,012
Riken Vitamin Co., Ltd.	400	5,264
Riso Kyoiku Co., Ltd.	800	2,371
Rokko Butter Co., Ltd.	100	1,194
Roland Corp.	100	3,458
Roland DG Corp.	100	2,516
Rorze Corp.	100	8,868
Round One Corp.	1,300	14,589
Ryobi, Ltd.	800	6,638
Ryoden Corp.	100	1,299
Ryosan Co., Ltd.	100	1,791
S Foods, Inc.	100	2,335
Sac’s Bar Holdings, Inc.	100	389
Saibu Gas Holdings Co., Ltd.	100	1,643
Sakai Chemical Industry Co., Ltd.	100	1,419
Sakai Moving Service Co., Ltd.	100	3,423
Sakata INX Corp.	1,200	9,114
Sakura Internet, Inc.	200	872
Sala Corp.	300	1,447
SAMTY Co., Ltd.	400	6,483
San ju San Financial Group, Inc.	100	1,087
San-A Co., Ltd.	100	3,126
San-Ai Obbli Co., Ltd.	4,600	33,730
Sangetsu Corp.	1,100	13,236
San-In Godo Bank, Ltd. (The)	2,800	13,961
*Sanix, Inc.	500	1,034
Sanken Electric Co., Ltd.	100	3,728
Sanki Engineering Co., Ltd.	1,100	12,472
Sankyo Co., Ltd.	1,100	31,796
Sankyo Tateyama, Inc.	200	902
Sankyu, Inc.	1,200	36,632
Sanoh Industrial Co., Ltd.	100	543
Sansei Technologies, Inc.	100	579
Sanyo Chemical Industries, Ltd.	100	3,844
Sanyo Electric Railway Co., Ltd.	100	1,599
Sanyo Special Steel Co., Ltd.	100	1,541
Sanyo Trading Co., Ltd.	100	760
Sapporo Holdings, Ltd.	2,400	50,015
Sato Holdings Corp.	800	11,059
Sato Shoji Corp.	100	852
Satori Electric Co., Ltd.	100	952
Sawada Holdings Co., Ltd.	1,600	16,227
Sawai Group Holdings Co., Ltd.	1,100	36,975
SBS Holdings, Inc.	100	2,343

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Scroll Corp.	800	$4,927
Seikitokyu Kogyo Co., Ltd.	200	1,139
Seiko Holdings Corp.	100	1,721
Seiko PMC Corp.	100	447
Seino Holdings Co., Ltd.	2,900	23,771
Seiren Co., Ltd.	1,100	17,507
Sekisui Kasei Co., Ltd.	100	340
Senko Group Holdings Co., Ltd.	1,500	10,211
Senshu Ikeda Holdings, Inc.	30,600	42,041
Septeni Holdings Co., Ltd.	3,800	19,504
Seria Co., Ltd.	1,100	21,667
Shibuya Corp.	100	1,812
Shidax Corp.	100	286
Shiga Bank, Ltd. (The)	400	7,561
Shikibo, Ltd.	100	673
Shikoku Bank, Ltd. (The)	200	1,203
Shikoku Electric Power Co, Inc.	2,600	14,971
Shima Seiki Manufacturing, Ltd.	600	8,586
Shimojima Co., Ltd.	100	723
Shin Nippon Air Technologies Co., Ltd.	100	1,390
Shin Nippon Biomedical Laboratories, Ltd.	100	1,064
Shindengen Electric Manufacturing Co., Ltd.	1,400	31,542
Shin-Etsu Polymer Co., Ltd.	800	6,335
Shinko Shoji Co., Ltd.	100	729
Shinmaywa Industries, Ltd.	3,900	27,453
Shinnihonseiyaku Co., Ltd.	300	3,364
Shinoken Group Co., Ltd.	200	1,564
Shinwa Co., Ltd.	100	614
Ship Healthcare Holdings, Inc.	1,700	28,605
Shizuoka Gas Co., Ltd.	2,500	17,965
Shoei Co., Ltd.	100	3,724
Shofu, Inc.	500	6,217
Showa Sangyo Co., Ltd.	100	2,025
SIGMAXYZ Holdings, Inc.	200	1,661
Siix Corp.	400	3,087
Sinfonia Technology Co., Ltd.	100	976
Sinko Industries, Ltd.	100	1,260
SKY Perfect JSAT Holdings, Inc.	2,100	6,808
Snow Peak, Inc.	100	1,866
Soda Nikka Co., Ltd.	100	516
Sodick Co., Ltd.	300	1,690
Solasto Corp.	200	1,389
Sotetsu Holdings, Inc.	300	5,175
Space Co., Ltd.	100	700
Sparx Group Co., Ltd.	700	1,389
S-Pool, Inc.	2,200	22,228
SRA Holdings	100	2,181
ST Corp.	100	1,162
St Marc Holdings Co., Ltd.	100	1,147
Star Mica Holdings Co., Ltd.	100	1,193
Star Micronics Co., Ltd.	600	6,766
Starts Corp., Inc.	400	7,437
Starzen Co., Ltd.	100	1,527
St-Care Holding Corp.	100	637
Stella Chemifa Corp.	100	1,873
Sumida Corp.	400	2,612

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Sumitomo Bakelite Co., Ltd.	400	$13,260
Sumitomo Densetsu Co., Ltd.	100	1,717
Sumitomo Mitsui Construction Co., Ltd.	900	2,931
Sumitomo Osaka Cement Co., Ltd.	400	11,176
Sumitomo Riko Co., Ltd.	200	858
Sumitomo Warehouse Co., Ltd. (The)	1,200	20,228
Sun Frontier Fudousan Co., Ltd.	400	3,353
*Sun, Inc.	100	1,265
Suncall Corp.	100	387
Sun-Wa Technos Corp.	100	1,036
Suruga Bank, Ltd.	1,700	5,353
Suzuki Co., Ltd.	100	586
SWCC Showa Holdings Co., Ltd.	300	4,048
System Information Co., Ltd.	100	747
Systena Corp.	7,700	24,427
Syuppin Co., Ltd.	3,600	34,455
T Hasegawa Co., Ltd.	200	3,913
T&K Toka Co., Ltd.	100	630
Tachibana Eletech Co., Ltd.	100	1,254
Tachi-S Co., Ltd., Class S	600	4,705
Tadano, Ltd.	1,800	12,837
Taihei Dengyo Kaisha, Ltd.	100	2,094
Taiheiyo Cement Corp.	2,400	38,975
Taiho Kogyo Co., Ltd.	100	494
Taikisha, Ltd.	100	2,478
Taiko Pharmaceutical Co., Ltd.	100	464
Taiyo Holdings Co., Ltd.	600	14,426
Takamatsu Construction Group Co., Ltd.	100	1,676
Takamiya Co., Ltd.	100	272
Takaoka Toko Co., Ltd.	100	1,250
Takara & Co., Ltd.	100	1,442
Takara Holdings, Inc.	5,000	42,297
Takara Leben Co., Ltd.	4,300	9,857
Takara Standard Co., Ltd.	200	2,008
Takasago International Corp.	100	2,020
Takasago Thermal Engineering Co., Ltd.	1,100	14,425
Takashimaya Co., Ltd.	2,700	24,612
Takasho Co., Ltd.	100	533
Takeuchi Manufacturing Co., Ltd.	400	7,351
Tama Home Co., Ltd.	600	11,772
Tamron Co., Ltd.	100	1,773
Tamura Corp.	400	1,704
*Tanaka Chemical Corp.	500	5,519
Tatsuta Electric Wire and Cable Co., Ltd.	200	715
Tayca Corp.	100	926
TDC Soft, Inc.	100	892
TechMatrix Corp.	400	6,221
TECHNO HORIZON Co., Ltd.	100	378
Tecnos Japan, Inc.	100	339
Teikoku Electric Manufacturing Co., Ltd.	100	1,274
Tekken Corp.	100	1,420
T-Gaia Corp.	100	1,273
TKC Corp.	400	10,543
Toa Corp.	100	541
Toa Corp.	100	2,197

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Tobishima Corp.	100	$790
Tocalo Co., Ltd.	1,000	10,073
Tochigi Bank, Ltd. (The)	500	934
Toda Corp.	3,600	20,729
Toho Bank, Ltd. (The)	1,100	1,715
Toho Holdings Co., Ltd.	1,200	19,571
Toho Titanium Co., Ltd.	2,600	29,821
Toho Zinc Co., Ltd.	100	2,160
Tokai Carbon Co., Ltd.	4,500	37,373
Tokai Corp.	100	1,330
TOKAI Holdings Corp.	1,400	9,444
Tokai Rika Co., Ltd.	1,200	12,689
Tokai Tokyo Financial Holdings, Inc.	3,000	8,961
Tokushu Tokai Paper Co., Ltd.	600	15,977
Tokuyama Corp.	1,200	16,051
*Tokyo Base Co., Ltd.	200	509
Tokyo Individualized Educational Institute, Inc.	200	902
Tokyo Keiki, Inc.	100	873
Tokyo Kiraboshi Financial Group, Inc.	3,500	47,546
Tokyo Rope Manufacturing Co., Ltd.	100	655
Tokyo Sangyo Co., Ltd.	100	548
Tokyo Seimitsu Co., Ltd.	400	13,924
Tokyotokeiba Co., Ltd.	100	3,419
Tokyu Construction Co., Ltd.	500	2,331
Toli Corp.	200	335
Tomoku Co., Ltd.	100	1,151
TOMONY Holdings, Inc.	700	1,778
Tomy Co., Ltd.	1,700	16,244
Topcon Corp.	2,500	32,437
Topre Corp.	800	6,835
Topy Industries, Ltd.	100	798
Toridoll Holdings Corp.	1,100	20,020
Torishima Pump Manufacturing Co., Ltd.	100	989
Tosei Corp.	3,200	26,971
Totetsu Kogyo Co., Ltd.	100	1,808
Towa Bank, Ltd. (The)	200	832
Towa Corp.	1,000	15,861
Towa Pharmaceutical Co., Ltd.	100	2,129
Toyo Construction Co., Ltd.	500	3,593
*Toyo Engineering Corp.	200	945
Toyo Ink SC Holdings Co., Ltd.	400	5,974
Toyo Machinery & Metal Co., Ltd.	100	465
Toyo Tanso Co., Ltd.	100	2,191
Toyo Tire Corp.	2,200	25,318
Toyobo Co., Ltd.	1,500	12,342
Toyoda Gosei Co., Ltd.	1,200	17,607
Traders Holdings Co., Ltd.	800	2,062
Transaction Co., Ltd.	100	811
Transcosmos, Inc.	100	2,373
TRE Holdings Corp.	1,200	19,312
Tri Chemical Laboratories, Inc.	400	7,623
Trusco Nakayama Corp.	1,200	18,802
Tsubaki Nakashima Co., Ltd.	6,900	50,008
Tsubakimoto Chain Co.	100	2,289
Tsugami Corp.	5,200	49,046
Tsukishima Kikai Co., Ltd.	400	3,171

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Tsukuba Bank, Ltd.	400	$602
Tsumura & Co.	1,200	29,592
Tsurumi Manufacturing Co., Ltd.	100	1,439
UACJ Corp.	400	6,743
UBE Corp.	2,100	32,677
Unipres Corp.	200	1,156
United Super Markets Holdings, Inc.	700	5,911
UNITED, Inc.	100	1,348
*Unitika, Ltd.	400	868
*Universal Entertainment Corp.	100	1,801
Urbanet Corp Co., Ltd.	100	232
Usen-Next Holdings Co., Ltd.	100	1,653
UT Group Co., Ltd.	100	2,276
*UUUM Co., Ltd.	100	981
*Uzabase, Inc.	100	587
Valor Holdings Co., Ltd.	400	6,304
Valqua, Ltd.	100	2,027
ValueCommerce Co., Ltd.	100	2,968
V-Cube, Inc.	600	4,256
Vector, Inc.	400	3,872
Vital KSK Holdings, Inc.	200	1,176
VT Holdings Co., Ltd.	5,800	20,593
Wacoal Holdings Corp.	1,100	15,707
Wacom Co., Ltd.	3,700	27,016
Wakachiku Construction Co., Ltd.	100	1,497
Wakita & Co., Ltd.	600	4,988
Warabeya Nichiyo Holdings Co., Ltd.	900	11,490
Watahan & Co., Ltd.	100	1,027
Wellnet Corp.	100	372
West Holdings Corp.	100	4,029
Will Group, Inc.	100	873
WIN-Partners Co., Ltd.	100	769
World Co., Ltd.	100	1,003
Xebio Holdings Co., Ltd.	100	706
Yachiyo Industry Co., Ltd.	100	513
Yahagi Construction Co., Ltd.	200	1,236
YAKUODO Holdings Co., Ltd.	100	1,382
YAMABIKO Corp.	600	6,530
YAMADA Consulting Group Co., Ltd.	100	922
Yamae Group Holdings Co., Ltd.	100	787
Yamagata Bank, Ltd. (The)	100	669
Yamaguchi Financial Group, Inc.	4,100	22,563
Yamaichi Electronics Co., Ltd.	2,100	26,988
YA-MAN, Ltd.	2,100	20,115
Yamanashi Chuo Bank, Ltd. (The)	400	3,041
Yamazen Corp.	700	5,198
Yashima Denki Co., Ltd.	100	728
Yellow Hat, Ltd.	600	7,521
Yokogawa Bridge Holdings Corp.	400	5,878
Yokorei Co., Ltd.	1,100	7,370
Yokowo Co., Ltd.	100	1,977
Yondoshi Holdings, Inc.	100	1,301
Yonex Co., Ltd.	1,200	7,901
Yorozu Corp.	100	598
*Yoshimura Food Holdings KK	100	414

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Yoshinoya Holdings Co., Ltd.	1,200	$21,877
Yuasa Trading Co., Ltd.	100	2,238
Yukiguni Maitake Co., Ltd.	100	808
Yurtec Corp.	200	1,062
Zenrin Co., Ltd.	600	4,372
ZERIA Pharmaceutical Co., Ltd.	100	1,536
ZIGExN Co., Ltd.	400	951
Zuiko Corp.	100	604

TOTAL JAPAN		6,646,694

MALAYSIA (0.0%)
Silverlake Axis, Ltd.	2,900	683

TOTAL MALAYSIA		683

NETHERLANDS (2.1%)
Aalberts NV	1,456	71,624
*AFC Ajax NV	16	218
*Alfen Beheer BV	305	27,729
AMG Advanced Metallurgical Group NV	458	18,138
APERAM SA	699	27,307
Arcadis NV	1,060	44,641
ASR Nederland NV	2,019	92,312
*Avantium N.V.	586	2,133
B&S Group Sarl	429	3,168
*Basic-Fit NV	721	30,471
*Beter Bed Holding NV	183	963
Brunel International NV	92	1,079
Corbion NV	868	30,273
ForFarmers NV	738	2,285
*Fugro NV	1,964	24,324
Heijmans NV	104	1,435
Kendrion NV	160	3,055
*Koninklijke BAM Groep NV	4,271	11,931
Koninklijke Vopak NV	1,005	27,163
*Lucas Bols NV	32	356
Nedap NV	20	1,333
Ordina NV	1,155	5,343
*Pharming Group NV	9,470	7,857
PostNL NV	7,171	23,664
SBM Offshore NV	2,104	30,631
SIF Holding NV	56	644
Signify NV	1,882	80,608
*Sligro Food Group NV	468	11,035
TKH Group NV	585	28,895
*TomTom NV	1,317	11,532
Van Lanschot Kempen NV	464	12,188

TOTAL NETHERLANDS		634,335

NEW ZEALAND (0.4%)
*AFT Pharmaceuticals, Ltd.	72	168
*Air New Zealand, Ltd.	7,415	4,259
Arvida Group, Ltd.	6,931	7,378
Briscoe Group, Ltd.	104	405
CDL Investments New Zealand, Ltd.	284	191
*Channel Infrastructure NZ, Ltd.	4,636	3,250

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
NEW ZEALAND (Continued)
Colonial Motor Co., Ltd. The	8	$56
Comvita, Ltd.	172	369
Delegat Group, Ltd.	24	196
*Eroad, Ltd.	260	530
Freightways, Ltd.	2,567	20,460
*Gentrack Group, Ltd.	216	234
Hallenstein Glasson Holdings, Ltd.	168	656
Heartland Group Holdings, Ltd.	5,057	7,549
KMD Brands, Ltd.	4,370	3,914
Manawa Energy, Ltd.	216	945
*Millennium & Copthorne Hotels New Zealand, Ltd.	52	83
Napier Port Holdings, Ltd.	280	527
NZME, Ltd.	588	557
NZX, Ltd.	6,223	5,170
Oceania Healthcare, Ltd.	12,046	8,053
PGG Wrightson, Ltd.	88	230
*Pushpay Holdings, Ltd.	11,262	9,649
*Rakon, Ltd.	368	401
Restaurant Brands New Zealand, Ltd.	84	700
*Sanford, Ltd.	236	694
Scales Corp., Ltd.	392	1,234
Scott Technology, Ltd.	44	86
*Serko, Ltd.	276	914
Skellerup Holdings, Ltd.	2,282	8,472
*SKY Network Television, Ltd.	5,781	10,056
SKYCITY Entertainment Group, Ltd.	9,322	17,546
Steel & Tube Holdings, Ltd.	508	504
*Synlait Milk, Ltd.	412	944
The Warehouse Group, Ltd.	2,403	5,381
*Tourism Holdings, Ltd.	440	857
TOWER, Ltd.	840	382
*Vista Group International, Ltd.	756	917

TOTAL NEW ZEALAND		123,917

NORWAY (1.3%) 2020 Bulkers, Ltd.	52	674
ABG Sundal Collier Holding ASA	5,153	3,949
*Akastor ASA	624	549
Aker Solutions ASA	1,120	3,953
AKVA Group ASA	16	149
American Shipping Co. ASA	228	798
*ArcticZymes Technologies ASA	216	2,004
*Asetek A/S	104	296
Atea ASA	1,230	14,892
*Atlantic Sapphire ASA	1,516	4,267
Avance Gas Holding, Ltd.	76	324
Belships ASA	1,123	2,423
Bonheur ASA	237	8,941
*Borr Drilling, Ltd.	4,164	16,115
Borregaard ASA	426	8,230
Bouvet ASA	320	2,387
*BW Energy, Ltd.	2,676	7,899
BW LPG, Ltd.	2,034	13,045
BW Offshore, Ltd.	424	1,241
*Crayon Group Holding ASA	1,027	15,345

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
NORWAY (Continued)
DNO ASA	1,996	$3,100
Elmera Group ASA	1,569	3,594
*Ensurge Micropower ASA	6,370	2,249
Europris ASA	2,320	11,903
FLEX LNG, Ltd.	136	3,821
*Frontline, Ltd.	1,826	15,464
*Gaming Innovation Group, Inc.	216	413
*Grieg Seafood ASA	807	12,196
*Hafnia, Ltd.	1,355	4,029
*Hexagon Composites ASA	2,843	11,504
Hunter Group ASA	1,304	434
*IDEX Biometrics ASA	2,976	469
Kid ASA	390	4,420
Kitron ASA	1,401	2,779
*Komplett Bank ASA	428	331
*Kongsberg Automotive ASA	19,044	5,090
*Magnora ASA	578	1,189
*Magseis Fairfield ASA	800	531
Medistim ASA	40	1,093
MPC Container Ships ASA	4,395	13,355
Multiconsult ASA	80	1,264
*Norske Skog ASA	937	5,250
Norway Royal Salmon ASA	120	3,162
*Norwegian Energy Co. ASA	232	8,703
*NRC Group ASA	668	1,361
*Odfjell Drilling, Ltd.	432	1,136
*Odfjell SE, A Shares	108	533
*Odfjell Technology, Ltd.	72	175
Okeanis Eco Tankers Corp.	36	368
*Otello Corp. ASA	196	568
Pareto Bank ASA	1,825	10,715
*PGS ASA	1,816	709
*PhotoCure ASA	1,125	14,116
*poLight ASA	28	462
Protector Forsikring ASA	850	9,744
*REC Silicon ASA	11,460	20,235
Sandnes Sparebank	60	651
*SATS ASA	1,390	2,650
*Self Storage Group ASA	164	551
Selvaag Bolig ASA	192	920
*Shelf Drilling, Ltd.	504	728
*Solstad Offshore ASA	432	686
Sparebank 1 Oestlandet	593	8,758
SpareBank 1 Sorost-Norge	308	1,924
Sparebanken More	350	3,015
Stolt-Nielsen, Ltd.	338	6,175
TGS ASA	3,281	51,628
Veidekke ASA	1,579	20,677
*Volue ASA	224	968
*Vow ASA	1,809	3,965
XXL ASA	636	675

TOTAL NORWAY		387,917

PORTUGAL (0.3%)
Altri SGPS SA	1,519	10,183
*Banco Comercial Portugues SA, Class R	115,702	18,065

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
PORTUGAL (Continued)
Corticeira Amorim SGPS SA	301	$3,131
CTT-Correios de Portugal SA	1,830	8,311
*Ibersol SGPS SA	221	1,301
*Mota-Engil SGPS SA	388	523
Navigator Co. SA (The)	2,967	12,270
NOS SGPS SA	2,873	12,190
*Novabase SGPS SA	52	279
REN—Redes Energeticas Nacionais SGPS SA	5,576	17,000
Sonae SGPS SA	12,528	13,600

TOTAL PORTUGAL		96,853

SINGAPORE (0.9%)
AEM Holdings, Ltd.	3,800	13,236
Avarga, Ltd.	1,900	330
*Banyan Tree Holdings, Ltd.	600	126
BRC Asia, Ltd.	600	712
Bukit Sembawang Estates, Ltd.	600	2,190
*Centurion Corp., Ltd.	1,000	268
China Aviation Oil Singapore Corp., Ltd.	2,000	1,289
China Sunsine Chemical Holdings, Ltd.	8,100	2,728
Chip Eng Seng Corp., Ltd.	20,500	6,829
Civmec, Ltd.	1,300	612
ComfortDelGro Corp., Ltd.	26,900	28,636
*COSCO SHIPPING International Singapore Co., Ltd.	4,900	869
CSE Global, Ltd.	7,300	2,537
Del Monte Pacific, Ltd.	15,400	4,238
Delfi, Ltd.	6,500	3,601
Far East Orchard, Ltd.	300	243
First Resources, Ltd.	6,500	10,026
Food Empire Holdings, Ltd.	2,700	1,046
Frencken Group, Ltd.	8,800	9,113
Fu Yu Corp., Ltd.	2,200	438
Geo Energy Resources, Ltd.	7,300	2,590
*Golden Energy & Resources, Ltd.	6,200	3,031
GuocoLand, Ltd.	2,400	2,850
*Halcyon Agri Corp., Ltd.	2,800	487
*Hiap Hoe, Ltd.	600	326
Ho Bee Land, Ltd.	1,500	3,291
Hong Fok Corp., Ltd.	2,900	1,890
Hong Leong Asia, Ltd.	5,400	3,070
Hotel Grand Central, Ltd.	100	73
Hour Glass, Ltd. (The)	2,600	4,651
Hutchison Port Holdings Trust, Class U	75,600	18,144
iFAST Corp., Ltd.	1,400	5,079
*Indofood Agri Resources, Ltd.	2,100	555
ISDN Holdings, Ltd.	6,400	2,688
Japfa, Ltd.	29,000	12,705
Keppel Infrastructure Trust	42,700	17,162
*Mandarin Oriental International, Ltd.	100	205
Mewah International, Inc.	700	213
Micro-Mechanics Holdings, Ltd.	200	459
*mm2 Asia, Ltd.	9,400	443
Nanofilm Technologies International, Ltd.	3,300	6,452
*Oceanus Group, Ltd.	192,800	2,653
OUE, Ltd.	1,200	1,182

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SINGAPORE (Continued)
Oxley Holdings, Ltd.	3,100	$409
Pan-United Corp., Ltd.	900	274
Propnex, Ltd.	2,300	3,015
Q&M Dental Group Singapore, Ltd.	4,500	1,662
QAF, Ltd.	2,100	1,338
Raffles Medical Group, Ltd.	11,700	10,167
SBS Transit, Ltd.	1,100	2,334
*Sembcorp Marine, Ltd.	225,800	17,823
Sheng Siong Group, Ltd.	8,400	9,307
*SIA Engineering Co., Ltd.	5,500	10,674
SIIC Environment Holdings, Ltd.	3,700	589
*Sinostar PEC Holdings, Ltd.	400	74
Stamford Land Corp., Ltd.	10,000	2,897
StarHub, Ltd.	7,800	7,117
Tai Sin Electric, Ltd.	200	56
Thomson Medical Group, Ltd.	35,300	2,071
Tiong Woon Corp Holding, Ltd.	100	39
Tuan Sing Holdings, Ltd.	16,200	4,751
UMS Holdings, Ltd.	8,500	7,387
UOB-Kay Hian Holdings, Ltd.	2,600	3,069
Vicom, Ltd.	200	303
Wing Tai Holdings, Ltd.	2,900	3,675

TOTAL SINGAPORE		268,297

SPAIN (2.4%)
Acerinox SA	2,283	24,289
Aedas Homes SA	199	4,660
Alantra Partners SA	121	1,998
Almirall SA	1,013	13,273
*Amper SA	14,856	4,091
Applus Services SA	2,834	22,184
Atresmedia Corp. de Medios de Comunicacion SA	388	1,494
Audax Renovables SA	1,562	1,994
Azkoyen SA	32	188
Banco de Sabadell SA	81,439	63,920
Bankinter SA	9,643	57,294
Cia de Distribucion Integral Logista Holdings SA	944	17,418
CIE Automotive SA	686	15,198
Construcciones y Auxiliar de Ferrocarriles SA	84	2,596
*Deoleo SA	2,573	935
*Distribuidora Internacional de Alimentacion SA	177,187	2,448
*Duro Felguera SA	7,142	6,856
Ebro Foods SA	975	17,486
*eDreams ODIGEO SA	276	2,257
Elecnor SA	156	1,851
Enagas SA	3,512	76,212
*Ence Energia y Celulosa SA	4,184	15,855
*Ercros SA	392	1,356
Faes Farma SA	5,056	21,175
Fluidra SA	1,245	34,306
Fomento de Construcciones y Contratas SA	777	8,935
Gestamp Automocion SA	4,111	13,523
Global Dominion Access SA	384	1,604
Grupo Catalana Occidente SA	489	14,212
Grupo Empresarial San Jose SA	96	412
*Grupo Ezentis SA	11,678	1,858

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SPAIN (Continued)
Iberpapel Gestion SA	135	$2,279
*Indra Sistemas SA	2,238	23,055
Laboratorio Reig Jofre SA	80	244
Laboratorios Farmaceuticos Rovi SA	273	18,778
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	9,211	13,303
Mapfre SA	15,503	28,539
*Mediaset Espana Comunicacion SA	2,936	13,207
*Melia Hotels International SA	2,447	20,548
Metrovacesa SA	614	4,923
Miquel y Costas & Miquel SA	76	1,010
*Neinor Homes SA	192	2,171
*Obrascon Huarte Lain SA	5,109	4,447
*Oryzon Genomics SA	204	503
*Pharma Mar SA	208	16,014
Prim SA	28	416
*Promotora de Informaciones SA, Class A	2,004	1,332
Prosegur Cash SA	6,457	4,796
Prosegur Cia de Seguridad SA	5,724	11,950
*Realia Business SA	360	334
Renta 4 Banco SA	12	126
Sacyr SA	7,009	19,092
*Solaria Energia y Medio Ambiente SA	1,061	23,863
Talgo SA	297	1,213
*Tecnicas Reunidas SA	468	3,905
*Tubacex SA	444	970
*Urbas Grupo Financiero SA	122,386	1,795
Vidrala SA	260	18,734
Viscofan SA	559	30,990
*Vocento SA	168	172

TOTAL SPAIN		720,587

SWEDEN (3.4%)
AcadeMedia AB	400	2,277
AddNode Group AB	444	18,928
AFRY AB	1,509	25,254
Alimak Group AB	168	1,784
Alligo AB, Class B	44	505
Ambea AB	2,508	12,843
*Annehem Fastigheter AB, Class B	180	493
AQ Group AB	56	1,613
*Arise AB	342	1,935
Arjo AB, Class B	3,367	25,442
*Attendo AB	496	1,349
*Balco Group AB	64	676
BE Group AB	36	595
Beijer Alma AB, Class B	959	20,172
*Beijer Electronics Group AB	96	634
Bergman & Beving AB	116	1,507
Besqab AB	12	190
*Betsson AB, Class B	3,433	21,313
*Better Collective A/S	352	5,481
*BHG Group AB	5,450	38,065
Bilia AB, A Shares	597	8,382
Biotage AB	1,031	21,666
*Bjorn Borg AB	96	447

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWEDEN (Continued)
Bonava AB, B Shares	368	$1,807
*Boozt AB	652	6,904
Boule Diagnostics AB	124	525
Bravida Holding AB	834	8,635
BTS Group AB	60	2,258
Bufab AB	124	4,140
Bulten AB	72	510
Byggmax Group AB	292	2,263
*Calliditas Therapeutics AB, ADR	260	3,822
*Calliditas Therapeutics AB	164	1,253
Catella AB	831	3,275
Catena AB	626	32,823
*Catena Media PLC	1,627	6,926
*Cavotec SA	208	295
Cellavision AB	223	7,048
Clas Ohlson AB, B Shares	472	5,403
Cloetta AB, B Shares	4,778	12,168
Concentric AB	632	12,455
Coor Service Management Holding AB	2,635	24,094
Dios Fastigheter AB	1,766	15,977
*Doro AB	100	222
*Duni AB	160	1,469
Dustin Group AB	324	2,352
Eastnine AB	56	553
Elanders AB, Class B	84	1,276
Electrolux Professional AB, Class B	4,956	28,036
*Eltel AB	248	293
*Enea AB	80	961
Eolus Vind AB, Class B	1,970	21,041
Fagerhult AB	384	1,947
*Fastighets AB Trianon	56	858
FastPartner AB, Class A	156	1,319
Fastpartner AB, Class D	36	303
Fenix Outdoor International AG	16	1,441
Ferronordic AB	902	4,200
FormPipe Software AB	132	466
G5 Entertainment AB	321	6,113
*GARO AB	437	6,604
Granges AB	1,807	14,992
*Green Landscaping Group AB	120	1,001
*Haldex AB	212	883
*Hansa Biopharma AB	1,319	7,354
*Hanza Holding AB	104	434
Heba Fastighets AB, Class B	192	2,474
Hexatronic Group AB	539	23,281
HMS Networks AB	460	18,957
*Humana AB	176	931
*IAR Systems Group AB	56	630
*Immunovia AB	84	278
*Instalco AB	3,917	24,402
*International Petroleum Corp.	1,543	15,023
Inwido AB	2,393	33,378
*ITAB Shop Concept AB	472	535
JM AB	1,193	27,872
*John Mattson Fastighetsforetagen AB	100	1,570
*Kabe Group AB, Class B	20	485

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWEDEN (Continued)
Karnov Group AB	428	$2,915
*K-fast Holding AB	906	4,174
Lagercrantz Group AB, B Shares	3,369	34,573
LeoVegas AB	356	1,538
Lime Technologies AB	48	1,360
Lindab International AB	1,285	30,336
Loomis AB	1,175	29,587
*Maha Energy AB	1,415	2,765
*Medcap AB	40	599
*Mekonomen AB	188	2,190
*Micro Systemation AB, Class B	284	1,531
Midsona AB, Class B	240	625
*Millicom International Cellular SA	472	10,738
MIPS AB	408	29,429
*Modern Times Group MTG AB, Class B	1,991	21,286
*Momentum Group AB	44	336
Munters Group AB	608	3,682
Mycronic AB	1,150	20,397
*NCAB Group AB	636	4,059
NCC AB, Class B	1,313	16,437
Nederman Holding AB	44	750
*Net Insight AB, Class B	35,256	14,587
New Wave Group AB, Class B	595	10,486
*Nilorngruppen AB, Class B	40	474
Nobia AB	608	2,409
*Nolato AB, Class B	2,603	18,207
Nordic Waterproofing Holding AB	124	2,304
*Note AB	461	9,716
Oem International AB, Class B	168	2,607
*Ovzon AB	144	720
Platzer Fastigheter Holding AB, Class B	284	2,906
Prevas AB	78	1,008
Pricer AB, Class B	496	794
*Proact IT Group AB	112	824
Probi AB	4	123
Profilgruppen AB, Class B	12	214
Ratos AB, B Shares	3,354	17,371
*RaySearch Laboratories AB	160	707
Rejlers AB	60	931
Resurs Holding AB	7,182	21,077
Rottneros AB	292	396
Scandi Standard AB	232	916
*Scandic Hotels Group AB	3,284	12,830
Semcon AB	76	972
*Sensys Gatso Group AB	3,224	316
*Serneke Group AB	80	377
SinterCast AB	36	478
SkiStar AB	890	17,449
*Softronic AB, Class B	192	568
*Stendorren Fastigheter AB	68	1,684
*Stillfront Group AB	3,976	8,189
Systemair AB	444	2,829
*Tethys Oil AB	538	5,142
*TF Bank AB	62	1,104
Troax Group AB	562	12,654

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWEDEN (Continued)
VBG Group AB, Class B	88	$1,271
Vitec Software Group AB	220	11,196
Volati AB	92	1,308
*XANO Industri AB, Class B	44	1,316
*XSpray Pharma AB	92	535

TOTAL SWEDEN		1,026,368

SWITZERLAND (6.9%)
Adecco Group AG	567	22,285
*AEVIS VICTORIA SA	33	585
Allreal Holding AG, Registered	225	42,745
ALSO Holding AG, Registered	100	22,974
*ams-OSRAM AG	4,055	50,716
*APG SGA SA	23	4,407
Arbonia AG	1,556	27,893
*Aryzta AG	14,916	14,030
Ascom Holding AG, Registered	503	4,503
Autoneum Holding AG	62	7,397
Bachem Holding AG, Registered B	28	12,375
Banque Cantonale de Geneve	4	680
Banque Cantonale Vaudoise, Registered	477	40,665
Belimo Holding AG, Cass R	130	65,023
Bell Food Group AG	35	9,592
Bellevue Group AG	137	5,293
Berner Kantonalbank AG, Registered	62	14,308
BKW AG	317	38,929
Bobst Group SA, Registered	40	3,416
Bossard Holding AG, Registered A	158	34,509
Bucher Industries AG, Registered	100	36,573
Burckhardt Compression Holding AG	48	24,726
Burkhalter Holding AG	20	1,587
Bystronic AG	30	25,097
Calida Holding AG	43	2,177
Cembra Money Bank AG	603	44,076
*Cicor Technologies, Ltd.	4	213
Cie Financiere Tradition SA	7	790
Clariant AG, Registered	3,193	55,199
Coltene Holding AG, Registered	65	6,201
Comet Holding AG, Class R	86	18,916
*COSMO Pharmaceuticals NV	211	12,130
Daetwyler Holding AG	112	36,405
DKSH Holding AG	535	46,326
dormakaba Holding AG	34	15,938
*Dottikon Es Holding AG	12	3,653
*Dufry AG, Registered	1,123	45,596
EFG International AG	452	3,451
Emmi AG	26	26,009
Energiedienst Holding AG, Registered	44	1,972
*Evolva Holding SA	4,432	485
*Feintool International Holding AG	12	532
*Flughafen Zurich AG, Registered	295	50,451
Forbo Holding AG	13	19,179
Galenica AG	787	58,377
*GAM Holding AG	840	879
Georg Fischer AG, Registered	1,300	71,653
Glarner Kantonalbank	20	546

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWITZERLAND (Continued)
Helvetia Holding AG, Registered	664	$86,194
Huber + Suhner AG, Registered	397	35,134
*Implenia AG, Registered	68	1,555
*Ina Invest Holding AG	55	1,108
Inficon Holding AG	13	11,987
Interroll Holding AG, Class R	13	39,777
Intershop Holding AG	35	22,861
Investis Holding SA	38	4,404
*Jungfraubahn Holding AG, Registered	24	3,432
Kardex Holding AG, Registered	97	18,707
Komax Holding AG, Class R	34	9,037
Kudelski SA	200	670
Landis+Gyr Group AG	348	19,647
LEM Holding SA	13	30,134
Liechtensteinische Landesbank AG	64	3,574
Luzerner Kantonalbank AG, Registered	55	23,543
*Medacta Group SA	54	6,186
Meier Tobler Group AG	32	752
Mikron Holding AG	36	285
Mobilezone Holding AG, Registered	588	9,608
Mobimo Holding AG, Registered	125	35,994
Novavest Real Estate AG	91	4,444
OC Oerlikon Corp. AG	2,825	20,388
*Orascom Development Holding AG	52	477
Orell Fuessli AG	4	365
Orior AG	86	7,974
Plazza AG	3	1,088
PSP Swiss Property AG, Registered	675	85,674
Rieter Holding AG, Registered	31	4,273
Schweiter Technologies AG	10	10,168
*Sensirion Holding AG	135	16,384
SFS Group AG	258	32,640
Siegfried Holding AG, Registered	68	49,740
Softwareone Holding AG	1,653	22,650
St Galler Kantonalbank AG, Registered	63	30,570
Stadler Rail AG	752	27,503
Sulzer AG, Registered	270	20,445
Swiss Prime Site AG, Registered	344	33,845
*Swiss Steel Holding AG	10,448	2,992
Swissquote Group Holding SA, Registered	148	24,564
Tecan Group AG, Class R	146	44,463
Temenos AG, Registered	997	101,996
*Tornos Holding AG	48	335
TX Group AG	39	5,561
*u-blox Holding AG	113	9,499
Valiant Holding AG	532	53,603
Valora Holding AG, Registered	73	12,018
Vaudoise Assurances Holding SA	4	1,883
Vetropack Holding AG	222	9,229
*Von Roll Holding AG	500	508
Vontobel Holding AG, Class R	453	33,416
VP Bank AG, Class A	24	2,413
VZ Holding AG	119	8,913
*V-ZUG Holding AG	12	1,347
Walliser Kantonalbank	12	1,366

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWITZERLAND (Continued)
Ypsomed Holding AG, Registered	24	$3,457
Zehnder Group AG, Registered	98	7,744

TOTAL SWITZERLAND		2,089,986

UNITED KINGDOM (13.0%) 888 Holdings PLC	6,409	15,337
Advanced Medical Solutions Group PLC	3,276	11,537
AG Barr PLC	1,508	11,000
AJ Bell PLC	5,187	16,255
Alfa Financial Software Holdings PLC	1,820	4,159
Alliance Pharma PLC	7,709	11,033
*AO World PLC	5,265	5,024
*Ascential PLC	7,397	29,551
Ashmore Group PLC	7,800	21,818
*ASOS PLC	1,183	20,764
*Aston Martin Lagonda Global Holdings PLC	1,235	13,232
Avon Protection PLC	572	7,627
*Babcock International Group PLC	8,528	32,806
Bakkavor Group PLC	2,431	3,229
Balfour Beatty PLC	10,764	32,812
Bank of Georgia Group PLC	663	10,222
Beazley PLC	10,296	55,791
Biffa PLC	5,226	22,885
Bodycote PLC	3,224	25,237
*boohoo Group PLC	17,121	17,463
Breedon Group PLC	25,701	25,556
Brewin Dolphin Holdings PLC	5,200	33,491
Britvic PLC	4,524	48,676
Brooks Macdonald Group PLC	182	5,530
Bytes Technology Group PLC	3,770	21,167
*C&C Group PLC	6,643	17,431
*Capita PLC	28,444	8,564
*Capricorn Energy PLC	8,359	21,640
CareTech Holdings PLC	1,521	14,074
Centamin PLC	19,526	22,451
Central Asia Metals PLC	2,977	10,017
Chemring Group PLC	4,836	21,342
Chesnara PLC	2,535	9,182
Clarkson PLC	520	24,090
Close Brothers Group PLC	2,535	35,328
CMC Markets PLC	2,210	8,046
Coats Group PLC	24,531	21,867
ContourGlobal PLC	3,315	7,999
*Countryside Partnerships PLC	8,151	25,727
Cranswick PLC	897	35,790
Crest Nicholson Holdings PLC	4,407	14,009
Currys PLC	18,252	21,380
CVS Group PLC	1,144	25,853
DFS Furniture PLC	4,641	9,789
DiscoverIE Group PLC	1,612	15,462
Diversified Energy Co. PLC	13,624	20,697
Domino’s Pizza Group PLC	6,786	29,615
Drax Group PLC	6,734	68,312
Dunelm Group PLC	2,041	25,138
DWF Group plc	4,693	6,481
*Elementis PLC	9,828	15,041

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
EMIS Group PLC	1,092	$18,344
*Energean PLC	1,950	28,987
*EnQuest PLC	27,079	11,083
*Ergomed PLC	754	11,246
Essentra PLC	5,083	20,070
Euromoney Institutional Investor PLC	1,846	23,014
*FD Technologies PLC	377	11,194
FDM Group Holdings PLC	1,651	21,101
Fevertree Drinks PLC	1,768	40,288
*Firstgroup PLC	12,662	17,932
Forterra PLC	3,809	11,908
*Frontier Developments PLC	364	5,868
FW Thorpe PLC	351	2,060
Games Workshop Group PLC	559	52,005
Gamma Communications PLC	1,378	20,692
GB Group PLC	3,822	27,999
Genel Energy PLC	2,574	5,972
Genuit Group PLC	4,186	23,755
Grafton Group PLC	3,848	47,335
Grainger PLC	12,506	46,570
*Greencore Group PLC	8,879	12,775
Greggs PLC	1,716	50,629
Gulf Keystone Petroleum, Ltd.	3,614	11,026
Halfords Group PLC	3,770	10,716
Harworth Group PLC	3,198	6,745
Hays PLC	28,119	43,494
Helical PLC	1,859	10,223
*Helios Towers PLC	12,389	17,436
Henry Boot PLC	1,417	5,764
Hill & Smith Holdings PLC	1,352	23,492
Hilton Food Group PLC	1,339	20,476
Hochschild Mining PLC	5,642	8,359
*Hollywood Bowl Group PLC	2,743	8,885
HomeServe PLC	5,109	63,053
Hunting PLC	2,366	8,614
Ibstock PLC	6,916	16,454
Impax Asset Management Group PLC	1,456	15,922
Inchcape PLC	6,422	57,608
*Indivior PLC	11,843	46,569
IntegraFin Holdings PLC	4,732	21,411
*IWG PLC	12,740	39,028
James Halstead PLC	3,055	9,512
*JET2 PLC	2,717	42,316
*John Wood Group PLC	11,687	32,779
*Johnson Service Group PLC	7,566	10,449
Jupiter Fund Management PLC	7,462	16,695
Just Group PLC	17,563	18,743
Kainos Group PLC	1,365	20,873
Keller Group PLC	1,222	12,979
*Kier Group PLC	7,514	7,481
Lancashire Holdings, Ltd.	4,121	21,948
Learning Technologies Group PLC	9,971	16,437
Liontrust Asset Management PLC	1,092	16,041
*Lookers PLC	5,694	5,969
LSL Property Services PLC	1,508	7,384

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
Luceco PLC	1,404	$3,332
Man Group PLC	22,945	67,697
Marshalls PLC	3,367	25,892
*Marston’s PLC	10,777	10,155
*Mediclinic International PLC	6,838	31,885
Micro Focus International PLC	5,668	27,020
Midwich Group PLC	442	3,496
*Mitchells & Butlers PLC	4,524	12,950
Mitie Group PLC	24,232	16,489
MJ Gleeson PLC	572	4,309
Moneysupermarket.com Group PLC	9,074	19,937
Morgan Advanced Materials PLC	4,862	17,244
Morgan Sindall Group PLC	702	19,169
Mortgage Advice Bureau Holdings, Ltd.	234	3,496
MP Evans Group PLC	650	7,704
*National Express Group PLC	9,347	29,197
NCC Group PLC	5,226	12,007
*Network International Holdings PLC	8,073	26,434
Next Fifteen Communications Group PLC	1,547	25,793
*On the Beach Group PLC	3,094	8,934
*Oxford Biomedica PLC	1,131	8,094
Oxford Instruments PLC	975	28,522
Pagegroup PLC	5,538	34,167
Pan African Resources PLC	32,084	8,802
PayPoint PLC	1,547	11,246
*Pendragon PLC	20,332	5,667
Pennon Group PLC	4,485	62,615
*Petrofac, Ltd.	7,475	12,670
Pets at Home Group PLC	8,437	32,922
Plus500, Ltd.	1,508	29,516
Polar Capital Holdings PLC	1,339	9,364
*PPHE Hotel Group, Ltd.	234	4,598
Premier Foods PLC	10,192	14,203
Provident Financial PLC	4,277	13,789
PZ Cussons PLC	3,614	9,302
QinetiQ Group PLC	9,763	41,920
*Rank Group PLC	4,420	5,993
Reach PLC	5,057	10,323
Redde Northgate PLC	3,952	19,698
Redrow PLC	4,758	31,541
Renew Holdings PLC	1,365	11,979
*Renewi PLC	1,404	12,163
Renishaw PLC	611	32,633
*Restaurant Group PLC (The)	12,987	10,125
RHI Magnesita NV	481	14,493
Robert Walters PLC	845	6,578
Rotork PLC	14,547	53,476
*S4 Capital PLC	4,693	17,971
Sabre Insurance Group PLC	4,225	11,139
*Saga PLC	1,768	4,994
Savills PLC	2,431	33,054
*Senior PLC	7,072	11,365
Serco Group PLC	20,514	39,174
*SIG PLC	12,025	6,280
Sirius Real Estate, Ltd.	18,811	28,671
Smart Metering Systems PLC	2,171	22,487

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
Spectris PLC	1,872	$69,333
*Spire Healthcare Group PLC	4,745	12,868
Spirent Communications PLC	10,361	30,075
SThree PLC	2,184	10,077
Synthomer PLC	6,292	24,141
TBC Bank Group PLC	702	11,123
Telecom Plus PLC	1,066	22,244
TI Fluid Systems PLC	4,017	8,190
Travis Perkins PLC	3,614	55,741
Treatt PLC	1,001	13,296
*Tremor International, Ltd., ADR	903	10,520
TT Electronics PLC	2,977	6,817
*Tullow Oil PLC	20,592	14,555
Tyman PLC	3,302	11,442
Vesuvius PLC	3,666	14,885
Victrex PLC	1,469	33,714
Virgin Money UK PLC	21,931	48,144
Vistry Group PLC	3,757	39,457
Vitec Group PLC (The)	767	11,960
Volex PLC	2,054	6,705
Volution Group PLC	3,393	17,529
Vp PLC	52	630
*Watches of Switzerland Group PLC	3,874	49,659
Watkin Jones PLC	3,458	10,745
*WH Smith PLC	2,210	40,385
Wickes Group PLC	4,394	10,619
Wincanton PLC	3,666	18,802
XP Power, Ltd.	338	13,664
Young & Co.’s Brewery PLC	182	1,684
Young & Co.’s Brewery PLC, Class A	429	7,465

TOTAL UNITED KINGDOM		3,934,378

UNITED STATES (0.0%)
Aura Minerals, Inc.	172	1,449
*Charlottes Web Holdings, Inc.	768	673

TOTAL UNITED STATES		2,122

TOTAL COMMON STOCK (Cost $32,182,743)		30,219,915

RIGHTS/WARRANTS (0.0%)
AUSTRALIA (0.0%)
*KGL Resources, Ltd. 5/6/2022	166	—
*Magnetite Mines, Ltd. 5/16/2022	2,731	8

TOTAL AUSTRALIA		8

NEW ZEALAND (0.0%)
*Air New Zealand, Ltd. 5/3/2022	4,772	2,199

TOTAL NEW ZEALAND		2,199

SWITZERLAND (0.0%)
*Mobimo Holding AG 5/4/2022	125	436

TOTAL SWITZERLAND		436

TOTAL RIGHTS/WARRANTS (Cost $1,985)		2,643

Dimensional International Small Cap ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SECURITIES LENDING COLLATERAL (0.0%)
@§The DFA Short Term Investment Fund	826	$9,554

TOTAL INVESTMENTS — 100.0% (Cost $32,194,282)		$30,232,112

*	Non-Income Producing Securities
»	Securities that have generally been fair value factored
#	Total or Partial Securities on Loan
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional International High Profitability ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COMMON STOCK (99.7%)
AUSTRALIA (7.3%)
ALS, Ltd.	3,794	$35,321
Ampol, Ltd.	2,697	64,878
Aristocrat Leisure, Ltd.	924	22,102
BHP Group, Ltd., Sponsored ADR	55,029	3,685,842
BlueScope Steel, Ltd.	21,686	316,546
Brambles, Ltd.	49,937	374,396
Champion Iron, Ltd.	3,263	16,974
Coles Group, Ltd.	22,447	298,302
Domino’s Pizza Enterprises, Ltd.	1,989	106,450
Fortescue Metals Group, Ltd.	42,578	654,483
Iluka Resources, Ltd.	16,351	131,769
James Hardie Industries PLC	14,851	438,408
JB Hi-Fi, Ltd.	3,755	141,350
Medibank Pvt, Ltd.	89,447	203,410
Metcash, Ltd.	30,212	102,843
Mineral Resources, Ltd.	8,351	347,414
Premier Investments, Ltd.	526	9,521
Pro Medicus, Ltd.	1,603	54,088
*Qantas Airways, Ltd.	26,627	105,966
Ramsay Health Care, Ltd.	2,128	122,660
REA Group, Ltd.	1,287	118,369
Rio Tinto, Ltd.	8,982	720,202
Sonic Healthcare, Ltd.	20,420	533,007
Telstra Corp., Ltd.	91,475	262,627
Viva Energy Group, Ltd.	5,446	10,875
Wesfarmers, Ltd.	15,217	534,319
Woolworths Group, Ltd.	19,740	540,228
Yancoal Australia, Ltd.	3,365	12,746

TOTAL AUSTRALIA		9,965,096

AUSTRIA (0.2%)
OMV AG	4,063	210,456
Verbund AG	202	21,779

TOTAL AUSTRIA		232,235

BELGIUM (0.7%)
Anheuser-Busch InBev SA	1,050	61,367
Anheuser-Busch InBev SA/NV, Sponsored ADR	2,950	169,477
Proximus SADP	218	3,818
Solvay SA, Class A	2,668	254,891
UCB SA	3,030	346,501
Umicore SA	4,758	185,369

TOTAL BELGIUM		1,021,423

CANADA (11.1%)
Alimentation Couche-Tard, Inc.	13,674	611,882
ARC Resources, Ltd.	24,300	338,628
B2Gold Corp.	40,377	171,602
Bank of Montreal	2,957	313,560
BCE, Inc.	1,287	68,430
Canadian National Railway Co.	8,963	1,054,228
Canadian Natural Resources, Ltd.	20,218	1,250,888
Canadian Tire Corp., Ltd., Class A	2,029	280,921
CCL Industries, Inc.	4,854	212,725

Dimensional International High Profitability ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CANADA (Continued)
Cenovus Energy, Inc.	24,058	$444,592
*CGI, Inc.	7,024	560,024
Constellation Software, Inc.	234	370,187
Dollarama, Inc.	7,485	418,277
Empire Co., Ltd., Class A	6,021	199,891
Endeavour Mining PLC	912	22,435
Fairfax Financial Holdings, Ltd.	920	508,118
Finning International, Inc.	5,370	151,850
FirstService Corp., Class WI	1,053	131,509
George Weston, Ltd.	2,056	257,103
Gildan Activewear, Inc.	6,116	207,210
Keyera Corp.	898	22,393
Loblaw Cos., Ltd.	5,080	467,079
Lundin Mining Corp.	26,769	245,687
Magna International, Inc.	11,362	684,788
*MEG Energy Corp.	954	14,406
National Bank of Canada	11,327	795,164
Northland Power, Inc.	7,346	222,843
Nutrien, Ltd.	7,348	721,941
Open Text Corp.	946	37,887
Pan American Silver Corp.	916	22,689
Quebecor, Inc., Class B	4,460	105,493
Restaurant Brands International, Inc.	7,517	429,146
Rogers Communications, Inc., Class B	11,502	629,795
Royal Bank of Canada	1,838	185,693
Suncor Energy, Inc.	28,675	1,030,579
Teck Resources, Ltd., Class B	14,715	580,654
Teck Resources, Ltd.	14	608
TFI International, Inc.	2,573	207,075
Toromont Industries, Ltd.	2,223	196,705
Tourmaline Oil Corp.	9,587	496,284
West Fraser Timber Co., Ltd.	3,744	330,766
Whitecap Resources, Inc.	21,624	178,163
WSP Global, Inc.	514	60,254

TOTAL CANADA		15,240,152

DENMARK (2.4%)
Coloplast A/S, Class B	2,206	300,023
Novo Nordisk A/S, Class B	21,838	2,515,707
Pandora A/S	5,240	467,426

TOTAL DENMARK		3,283,156

FINLAND (1.1%)
Elisa OYJ	3,792	223,061
Kesko OYJ, Class A	2,241	52,957
Kesko OYJ, Class B	9,521	241,362
Kone OYJ, Class B	8,293	403,229
Neste OYJ	5,951	258,654
Orion OYJ, Class A	65	2,647
Orion OYJ, Class B	273	10,783
Sampo OYJ, A Shares	5,798	283,872

TOTAL FINLAND		1,476,565

FRANCE (9.7%)
Airbus SE	9,478	1,055,277

Dimensional International High Profitability ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
FRANCE (Continued)
BioMerieux	1,806	$172,958
Bouygues SA	1,312	45,468
Bureau Veritas SA	9,593	277,596
Capgemini SE	386	79,854
Carrefour SA	27,512	585,121
Cie de Saint-Gobain	468	27,811
Eiffage SA	4,157	414,161
Eurofins Scientific SE	6,339	593,301
Hermes International	563	704,708
Ipsen SA	1,657	172,533
Kering SA	1,826	988,407
La Francaise des Jeux SAEM	3,171	119,124
Legrand SA	1,530	136,809
L’Oreal SA	2,829	1,041,278
LVMH Moet Hennessy Louis Vuitton SE	5,859	3,829,109
Orange SA	49,157	586,932
Sartorius Stedim Biotech	385	127,087
SEB SA	1,271	153,795
STMicroelectronics NV, Sponsored NYS	14,983	548,678
Teleperformance	2,653	959,145
Thales SA	4,955	637,729

TOTAL FRANCE		13,256,881

GERMANY (7.1%)
adidas AG	2,846	581,624
*Bayer AG, Registered	18,910	1,254,802
Bayerische Motoren Werke AG	1,144	94,751
Bayerische Motoren Werke AG, Preference	194	14,459
Bechtle AG	341	15,943
*Continental AG	4,343	302,481
Covestro AG	9,035	393,556
*CTS Eventim AG & Co. KGaA	1,528	106,390
Deutsche Post AG, Registered	18,289	789,512
Deutsche Telekom AG	68,334	1,266,606
E.ON SE	82,357	862,745
Hapag-Lloyd AG	456	184,245
*HelloFresh SE	4,951	211,952
Infineon Technologies AG	19,163	554,931
*K+S AG, Registered	7,375	250,447
KION Group AG	3,238	181,933
Knorr-Bremse AG	2,386	172,020
Merck KGaA	145	27,068
Nemetschek SE	1,785	143,642
Puma SE	3,336	248,746
Rational AG	117	72,021
Rheinmetall AG	1,373	311,127
RTL Group SA	1,674	87,664
Sartorius AG, Preference	833	315,568
Telefonica Deutschland Holding AG	48,555	146,959
United Internet AG	2,866	92,912
Volkswagen AG	718	158,460
Volkswagen AG, Preference	4,375	687,420
Wacker Chemie AG	585	93,899
*Zalando SE	4,429	176,756
TOTAL GERMANY		9,800,639

Dimensional International High Profitability ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
HONG KONG (2.3%)
AIA Group, Ltd.	84,200	$834,365
ASM Pacific Technology, Ltd.	400	4,081
Budweiser Brewing Co APAC, Ltd.	45,600	114,957
Chow Tai Fook Jewellery Group, Ltd.	88,600	149,960
HKT Trust & HKT, Ltd.	191,000	274,104
Hong Kong Exchanges & Clearing, Ltd.	23,300	1,003,134
L’Occitane International SA	26,250	83,807
PRADA SpA	33,800	211,084
SITC International Holdings Co., Ltd.	12,000	40,529
Techtronic Industries Co., Ltd.	1,000	13,561
WH Group, Ltd.	370,000	257,005
Xinyi Glass Holdings, Ltd.	106,000	238,583

TOTAL HONG KONG		3,225,170

IRELAND (0.6%)
CRH PLC, Sponsored ADR	4,137	163,742
Kingspan Group PLC	3,682	345,939
Smurfit Kappa Group PLC	7,125	305,773

TOTAL IRELAND		815,454

ISRAEL (0.6%)
Bank Leumi Le-Israel BM	16,499	174,295
*Bezeq The Israeli Telecommunication Corp., Ltd.	55,878	89,146
*Delek Group, Ltd.	221	36,256
Electra, Ltd.	14	9,636
ICL Group, Ltd.	11,416	125,996
Mizrahi Tefahot Bank, Ltd.	5,095	189,830
*Nova, Ltd.	655	63,274
Phoenix Holdings, Ltd. (The)	6,074	76,817
Strauss Group, Ltd.	1,579	42,292

TOTAL ISRAEL		807,542

ITALY (1.9%)
Amplifon SpA	4,421	178,256
Eni SpA	51,429	726,476
Ferrari NV	1,989	417,173
Moncler SpA	6,552	347,538
Recordati Industria Chimica e Farmaceutica SpA	4,212	204,355
Snam SpA	21,746	119,844
Stellantis NV	51,163	684,049

TOTAL ITALY		2,677,691

JAPAN (20.3%)
Advantest Corp.	1,000	69,389
Aeon Co., Ltd.	23,000	438,218
Air Water, Inc.	30,600	406,473
Aisin Corp.	11,500	335,520
Ajinomoto Co., Inc.	13,100	342,262
Asics Corp.	20,700	330,408
Bandai Namco Holdings, Inc.	200	13,676
Benefit One, Inc.	13,900	213,714
BIPROGY, Inc.	6,600	168,107
Capcom Co., Ltd.	11,500	304,897
Chugai Pharmaceutical Co., Ltd.	11,600	349,450
CyberAgent, Inc.	39,400	421,491

Dimensional International High Profitability ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
Daikin Industries, Ltd.	100	$15,472
Daio Paper Corp.	3,900	46,688
Daito Trust Construction Co., Ltd.	100	9,663
Dowa Holdings Co., Ltd.	100	4,276
ENEOS Holdings, Inc.	200,800	707,047
Food & Life Cos, Ltd.	2,400	57,518
FP Corp.	100	2,275
Fujitsu, Ltd.	200	28,844
GMO internet, Inc.	1,400	28,365
Hakuhodo DY Holdings, Inc.	12,000	142,637
Hitachi Transport System, Ltd.	100	6,592
Hitachi, Ltd.	23,300	1,091,985
Hoya Corp.	200	20,053
Hulic Co., Ltd.	3,500	29,662
Ibiden Co., Ltd.	1,200	45,755
Idemitsu Kosan Co., Ltd.	2,500	65,703
IHI Corp.	11,500	263,090
Inpex Corp.	40,400	477,715
Internet Initiative Japan, Inc.	100	3,172
Ito En, Ltd.	100	4,122
Iwatani Corp.	100	4,006
Japan Exchange Group, Inc.	32,200	485,013
Japan Tobacco, Inc.	6,000	102,972
JCR Pharmaceuticals Co., Ltd.	1,100	20,614
JFE Holdings, Inc.	33,700	414,877
Kakaku.com, Inc.	600	12,703
Kao Corp.	11,400	460,276
KDDI Corp.	37,300	1,248,036
Kobe Bussan Co., Ltd.	1,200	29,639
Lawson, Inc.	100	3,682
Lixil Corp.	19,900	352,351
M3, Inc.	11,600	376,221
McDonald’s Holdings Co. Japan, Ltd.	100	3,975
MINEBEA MITSUMI, Inc.	14,500	282,031
MISUMI Group, Inc.	11,700	296,203
Mitsubishi Chemical Holdings Corp.	81,800	500,675
Mitsui Chemicals, Inc.	11,600	266,363
MonotaRO Co., Ltd.	21,100	367,898
Morinaga Milk Industry Co., Ltd.	100	4,052
Murata Manufacturing Co., Ltd.	11,600	697,827
NET One Systems Co., Ltd.	2,200	52,810
NGK Insulators, Ltd.	13,800	186,613
Nichirei Corp.	11,200	206,175
Nifco, Inc.	400	8,441
Nihon Kohden Corp.	100	2,424
Nihon M&A Center Holdings, Inc.	33,100	412,345
NIPPON EXPRESS HOLDINGS, INC.	100	5,897
Nippon Sanso Holdings Corp.	8,400	151,519
Nippon Steel Corp.	34,600	552,676
Nissan Chemical Corp.	1,200	64,001
Nomura Research Institute, Ltd.	11,500	329,307
Olympus Corp.	34,500	614,854
Open House Group Co., Ltd.	10,200	396,789
Oracle Corp. Japan	100	6,468
NTT Data Corp.	23,100	428,445
Pan Pacific International Holdings Corp.	31,300	485,831
*Park24 Co., Ltd.	7,700	110,484

Dimensional International High Profitability ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
JAPAN (Continued)
*PeptiDream, Inc.	300	$4,867
Persol Holdings Co., Ltd.	13,000	260,281
Pigeon Corp.	1,300	22,245
Rakus Co., Ltd.	23,000	287,056
Recruit Holdings Co., Ltd.	23,400	870,185
Relo Group, Inc.	21,800	314,818
*Renesas Electronics Corp.	48,700	529,250
Ryohin Keikaku Co., Ltd.	42,200	380,764
Sanwa Holdings Corp.	32,400	297,092
SCREEN Holdings Co., Ltd.	100	8,320
SCSK Corp.	20,600	330,083
Seiko Epson Corp.	21,800	305,900
SG Holdings Co., Ltd.	21,900	387,594
Sharp Corp.	18,600	157,919
Shimano, Inc.	100	17,984
Shinko Electric Industries Co., Ltd.	200	8,814
Skylark Holdings Co., Ltd.	25,500	303,693
SMS Co., Ltd.	100	2,389
SoftBank Corp.	84,000	982,248
Sony Group Corp.	23,400	2,026,459
SUMCO Corp.	32,200	471,468
Sumitomo Rubber Industries, Ltd.	1,600	13,906
Sysmex Corp.	200	13,291
Taiyo Yuden Co., Ltd.	1,200	47,978
Takara Bio, Inc.	7,800	126,187
TDK Corp.	23,000	721,635
TechnoPro Holdings, Inc.	100	2,570
Teijin, Ltd.	23,400	250,689
Tokyo Electron, Ltd.	100	42,822
Tosoh Corp.	22,000	304,631
Toyota Boshoku Corp.	100	1,606
Trend Micro, Inc.	2,800	156,900
Unicharm Corp.	12,900	450,743
USS Co., Ltd.	20,800	346,934
Welcia Holdings Co., Ltd.	11,100	229,522
Yamaha Motor Co., Ltd.	23,100	479,616
Yokohama Rubber Co., Ltd. (The)	2,200	29,512
Zensho Holdings Co., Ltd.	9,200	217,999
ZOZO, Inc.	100	2,130

TOTAL JAPAN		27,796,832

NETHERLANDS (3.7%)
ASML Holding NV, Sponsored NYS	8,217	4,632,498
Universal Music Group NV	16,200	380,856

TOTAL NETHERLANDS		5,013,354

NEW ZEALAND (0.3%)
Chorus, Ltd.	22,711	108,343
Fisher & Paykel Healthcare Corp., Ltd.	7,200	100,473
Spark New Zealand, Ltd.	43,570	139,134

TOTAL NEW ZEALAND		347,950

NORWAY (1.0%)
AF Gruppen ASA	1,170	23,761
Aker BP ASA	2,691	98,350
Borregaard ASA	378	7,303
Elkem ASA	13,796	58,403

Dimensional International High Profitability ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
NORWAY (Continued)
Equinor ASA	23,122	$796,788
Gjensidige Forsikring ASA	92	1,991
Golden Ocean Group, Ltd.	307	3,926
Telenor ASA	12,943	184,631
TGS ASA	1,589	25,004
TOMRA Systems ASA	3,165	126,647

TOTAL NORWAY		1,326,804

PORTUGAL (0.1%)
Galp Energia SGPS SA	12,971	159,143
Jeronimo Martins SGPS SA	292	6,099

TOTAL PORTUGAL		165,242

SINGAPORE (1.1%)
Dairy Farm International Holdings, Ltd.	8,600	23,392
DBS Group Holdings, Ltd.	35,000	859,729
Golden Agri-Resources, Ltd.	313,000	73,666
Great Eastern Holdings, Ltd.	100	1,477
Sembcorp Industries, Ltd.	36,800	78,615
Singapore Exchange, Ltd.	24,700	175,113
Venture Corp., Ltd.	11,600	144,066
Wilmar International, Ltd.	34,800	111,892

TOTAL SINGAPORE		1,467,950

SPAIN (2.1%)
Acciona SA	626	123,825
Endesa SA	9,598	202,812
Ferrovial SA	10,939	283,772
Grifols SA	1,194	20,154
Iberdrola SA	35,047	407,072
Industria de Diseno Textil SA	14,564	308,823
Repsol SA	55,041	829,467
Telefonica SA	150,536	735,759

TOTAL SPAIN		2,911,684

SWEDEN (2.8%)
AddTech AB, B Shares	6,557	117,504
Atlas Copco AB, Class A	13,259	611,817
Atlas Copco AB, Class B	7,652	307,929
Avanza Bank Holding AB	5,300	136,162
Axfood AB	3,516	104,510
Electrolux AB, Class B	10,605	163,774
Epiroc AB	6,095	107,700
Epiroc AB	10,283	211,680
H & M Hennes & Mauritz AB, Class B	16,525	211,225
HMS Networks AB	567	23,367
Kindred Group PLC	1,679	14,929
Lagercrantz Group AB, B Shares	4,415	45,307
*Lifco AB	5,056	108,055
Medicover AB, Class B	2,324	38,847
*Millicom International Cellular SA	4,349	98,940
*Nolato AB, Class B	948	6,631
Peab AB, Class B	7,114	68,682
Sectra AB, Class B	4,488	57,192

Dimensional International High Profitability ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SWEDEN (Continued)
Tele2 AB, Class B	2,640	$35,125
Telefonaktiebolaget LM Ericsson, Class A	1,023	8,691
Telefonaktiebolaget LM Ericsson, Class B	56,169	455,106
Telia Co. AB	34,591	144,392
Thule Group AB	4,696	166,342
Volvo AB, Class A	5,005	83,098
Volvo AB, Class B	35,623	576,320

TOTAL SWEDEN		3,903,325

SWITZERLAND (9.3%)
ABB, Ltd., Registered	34,109	1,040,155
Bachem Holding AG, Registered B	2	884
EMS-Chemie Holding AG	234	211,303
Geberit AG, Registered	1,443	832,514
Givaudan SA, Registered	335	1,344,279
Kuehne + Nagel International AG, Registered	1,999	566,553
#Logitech International SA, Class R	7,566	494,060
Nestle SA, Registered	112	14,539
Roche Holding AG	12,319	4,599,398
Roche Holding AG	335	135,567
Schindler Holding AG, Registered	471	91,905
SGS SA, Registered	234	607,993
Sika AG, Registered	2,572	797,581
Sonova Holding AG	2,215	810,558
Straumann Holding AG, Class R	2,475	297,183
Swisscom AG, Registered	1,052	625,141
VAT Group AG	809	255,873

TOTAL SWITZERLAND		12,725,486

UNITED KINGDOM (14.0%)
Admiral Group PLC	8,892	281,775
Airtel Africa PLC	47,268	86,999
Anglo American PLC	26,559	1,195,738
Ashtead Group PLC	9,009	472,676
Auto Trader Group PLC	31,941	254,566
B&M European Value Retail SA	36,504	224,661
BT Group PLC	226,044	503,313
Burberry Group PLC	16,029	320,177
*Centrica PLC	297,999	297,288
Computacenter PLC	2,925	98,345
Diageo PLC, Sponsored ADR	7,793	1,548,313
Experian PLC	15,561	545,465
Ferguson PLC	4,955	617,938
GlaxoSmithKline PLC	115,830	2,613,264
Hargreaves Lansdown PLC	14,274	164,371
Howden Joinery Group PLC	23,868	228,162
Imperial Brands PLC	48,204	1,008,260
Intertek Group PLC	6,552	411,957
ITV PLC	165,087	153,998
*JD Sports Fashion PLC	117,468	196,739
Next PLC	5,382	407,181
Reckitt Benckiser Group PLC	4,797	375,810
RELX PLC, Sponsored ADR	33,120	975,384
Rentokil Initial PLC	75,582	521,910
Rightmove PLC	28,548	221,646
Rio Tinto PLC	28,548	2,045,134

Dimensional International High Profitability ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
UNITED KINGDOM (Continued)
Softcat PLC	4,095	72,800
SSE PLC	25,506	598,342
St James’s Place PLC	21,879	356,547
Unilever PLC, Sponsored ADR	53,207	2,461,356

TOTAL UNITED KINGDOM		19,260,115

TOTAL COMMON STOCK (Cost $141,269,246)		136,720,746
SECURITIES LENDING COLLATERAL (0.3%)
@§The DFA Short Term Investment Fund	34,401	398,004

TOTAL INVESTMENTS — 100.0% (Cost $141,667,250)		$137,118,750

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COMMON STOCK (99.3%)
BRAZIL (5.3%)
Aliansce Sonae Shopping Centers SA	8,300	$35,364
*Alliar Medicos A Frente SA	100	392
Alpargatas SA, Preference	18,741	74,174
Alupar Investimento SA	8,100	42,985
Ambev SA, Sponsored ADR	241,400	702,474
Ambev SA	121,000	354,776
Americanas SA	16,625	80,571
*Anima Holding SA	6,900	7,733
Atacadao SA	2,400	9,969
*Auren Energia SA	26,867	79,534
B3 SA—Brasil Bolsa Balcao	605,700	1,626,713
Banco ABC Brasil SA, Preference	100	319
Banco Bradesco SA	37,389	112,570
Banco Bradesco SA, Preference	675,090	2,451,056
Banco BTG Pactual SA	70,216	327,387
Banco do Brasil SA	48,300	324,003
Banco do Estado do Rio Grande do Sul SA, Preference B	603,400	1,284,245
Banco Inter SA	337	347
Banco Inter SA, Class P	1,374	1,451
Banco Santander Brasil SA	11,100	71,165
BB Seguridade Participacoes SA	33,400	171,512
*BK Brasil Operacao e Assessoria a Restaurantes SA	30,400	38,674
*BR Malls Participacoes SA	137,300	263,111
BR Properties SA	12,400	22,360
BrasilAgro - Co. Brasileira de Propriedades Agricolas	3,433	23,563
Braskem SA, Preference A	300	2,436
*BRF SA	52,100	142,869
Camil Alimentos SA	200	346
CCR SA	95,500	239,319
Centrais Eletricas Brasileiras SA, Class B	21,700	175,933
Centrais Eletricas Brasileiras SA	33,500	273,834
Cia Brasileira de Distribuicao	18,100	74,305
Cia de Locacao das Americas	2,300	10,942
Cia de Saneamento Basico do Estado de Sao Paulo, Sponsored ADR	2,400	21,576
Cia de Saneamento Basico do Estado de Sao Paulo	40,900	367,771
Cia de Saneamento de Minas Gerais-COPASA	18,300	50,478
Cia de Saneamento do Parana	400	313
Cia de Saneamento do Parana	304,500	1,215,614
Cia de Saneamento do Parana, Preference	40,400	31,816
Cia de Transmissao de Energia Eletrica Paulista	100	508
Cia Energetica de Minas Gerais, Preference	649,479	1,923,965
Cia Energetica de Minas Gerais	222	859
Cia Ferro Ligas da Bahia - FERBASA, Preference	2,300	21,206
Cia Paranaense de Energia, Preference B	5,100	7,662
Cia Siderurgica Nacional SA	20,751	88,289
Cielo SA	73,400	50,394
*Cogna Educacao	278,600	137,832
Construtora Tenda SA	5,600	6,581
Cosan SA	21,000	89,051
Cosan SA, ADR	1,300	22,074
CPFL Energia SA	12,100	88,327
CSU Cardsystem SA	100	282
*Cury Construtora e Incorporadora S/A	15,200	22,498
Cyrela Brazil Realty SA Empreendimentos e Participacoes	33,415	95,477
Dexco SA	50,870	132,203

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
BRAZIL (Continued)
Direcional Engenharia SA	200	$464
*EcoRodovias Infraestrutura e Logistica SA	36,212	50,528
EDP - Energias do Brasil SA	186,400	797,212
*Embraer SA, Sponsored ADR	38,900	442,293
*Embraer SA	156,900	450,214
Enauta Participacoes SA	22,000	91,693
Energisa SA	5,400	51,948
*Eneva SA	4,800	13,298
Engie Brasil Energia SA	300	2,538
Equatorial Energia SA	16,023	82,959
Eternit SA	9,500	26,377
Eucatex SA Industria e Comercio, Preference	100	202
Even Construtora e Incorporadora SA	200	216
Ez Tec Empreendimentos e Participacoes SA	13,000	41,109
Fleury SA	34,300	99,876
Fras-Le SA	248	554
*Gafisa SA	2,100	666
Gerdau SA, Preference	62,200	351,305
Gerdau SA, Sponsored ADR	56,300	319,221
Getnet Adquirencia e Servicos para Meios de Pagamento SA	100	67
*Gol Linhas Aereas Inteligentes SA, Preference	50	154
Grendene SA	82,900	158,193
*Grupo de Moda Soma SA	325	793
Guararapes Confeccoes SA	4,300	8,006
Hapvida Participacoes e Investimentos SA	204,733	362,568
Helbor Empreendimentos SA	100	70
*Hidrovias do Brasil SA	14,900	9,598
Hypera SA	19,200	145,080
Industrias Romi SA	100	270
Instituto Hermes Pardini SA	5,500	19,502
*International Meal Co. Alimentacao SA	2,100	1,052
Iochpe Maxion SA	4,800	12,920
*IRB Brasil Resseguros S/A	93,900	52,523
Itau Unibanco Holding SA, Preference	457,601	2,205,673
Itau Unibanco Holding SA	2,884	11,694
JBS SA	255,300	1,951,275
JHSF Participacoes SA	40,700	53,914
Klabin SA	228,500	956,967
Light SA	19,600	35,344
Localiza Rent a Car SA	34,500	368,812
LOG Commercial Properties e Participacoes SA	4,200	20,295
*Log-in Logistica Intermodal SA	4,500	23,971
Lojas Renner SA	63,325	303,697
M Dias Branco SA	100	478
Magazine Luiza SA	66,560	65,589
Mahle-Metal Leve SA	100	500
Marcopolo SA, Preference	7,600	4,098
Marcopolo SA	200	93
Marfrig Global Foods SA	140,700	532,718
*Marisa Lojas SA	200	94
Mills Estruturas e Servicos de Engenharia SA	200	301
Minerva SA	42,900	113,743
Movida Participacoes SA	15,318	56,141
MRV Engenharia e Participacoes SA	38,400	80,023
Natura & Co. Holding SA	40,000	150,155
#Natura & Co. Holding SA, ADR	5,300	39,856
Odontoprev SA	22,880	46,895
*Omega Energia SA	20,368	43,926

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
BRAZIL (Continued)
*Petro Rio SA	389,000	$2,097,310
Petroleo Brasileiro SA, Sponsored ADR	71,250	874,238
Petroleo Brasileiro SA, Sponsored ADR	44,550	604,544
Petroleo Brasileiro SA, Preference	726,100	4,439,705
Petroleo Brasileiro SA	328,500	2,218,214
Porto Seguro SA	72,600	298,334
Positivo Tecnologia SA	100	157
Qualicorp Consultoria e Corretora de Seguros SA	26,300	70,474
Raia Drogasil SA	186,700	789,070
Randon SA Implementos e Participacoes, Preference	21,300	45,893
Rumo SA	256,600	848,217
Sao Martinho SA	13,000	121,831
Schulz SA, Preference	400	368
Sendas Distribuidora SA	800	2,468
Ser Educacional SA	100	189
SLC Agricola SA	7,370	78,742
Sul America SA	19,568	104,949
Suzano SA	188,400	1,887,348
SYN prop e tech SA	100	115
Taurus Armas SA	5,700	27,371
*Tecnisa SA	100	61
Telefonica Brasil SA	10,000	107,407
#Telefonica Brasil SA, ADR	33,200	351,920
TIM SA	2,900	7,894
TIM SA, ADR	360	4,910
TOTVS SA	17,269	111,484
Transmissora Alianca de Energia Eletrica SA	17,200	152,752
Trisul SA	100	80
Tupy SA	4,900	20,244
Ultrapar Participacoes SA, Sponsored ADR	1,600	4,272
Ultrapar Participacoes SA	53,000	139,879
Unipar Carbocloro SA	2,530	49,050
Unipar Carbocloro SA	1,760	32,569
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	34,300	78,336
Usinas Siderurgicas de Minas Gerais SA Usiminas	100	212
Vale SA	140,900	2,369,767
Vale SA, Sponsored ADR	306,900	5,183,541
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	100	182
*Via S/A	87,500	52,477
Vibra Energia SA	66,900	285,313
Vulcabras Azaleia SA	200	396
WEG SA	91,700	557,362
*XP, Inc.	3,333	82,460
YDUQS Participacoes SA	19,647	63,953

TOTAL BRAZIL		48,226,987

CHILE (0.4%)
Aguas Andinas SA, Class A	66,871	11,758
Banco de Chile, Sponsored ADR	2,869	57,609
Banco de Chile	1,268,330	126,602
Banco de Credito e Inversiones SA	1,960	60,635
Banco Santander Chile	111,268	5,352
Besalco SA	31,632	9,086
*Camanchaca SA	2,668	129
CAP SA	228	2,827
Cencosud SA	565,568	904,988
Cia Cervecerias Unidas SA	237	1,584

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHILE (Continued)
Cia Sud Americana de Vapores SA	24,233	$2,738
Colbun SA	22,519	1,608
Embotelladora Andina SA, Preference B	548	996
Empresa Nacional de Telecomunicaciones SA	304	1,110
Empresas CMPC SA	173,927	259,142
Empresas Copec SA	25,745	189,228
Empresas Lipigas SA	64	145
Enel Americas SA	1,160,308	121,465
Enel Americas SA, Sponsored ADR	9,518	50,636
Enel Chile SA	3,487,287	91,940
Engie Energia Chile SA	1,472	669
Falabella SA	833	2,338
Forus SA	116	137
Grupo Security SA	2,084	272
Hortifrut SA	16,259	15,823
Instituto de Diagnostico SA	124	204
Inversiones Aguas Metropolitanas SA	31,755	12,471
Inversiones La Construccion SA	2,696	10,935
Itau CorpBanca Chile SA	245,116	500
*Multiexport Foods SA	580	211
Parque Arauco SA	40,381	33,902
PAZ Corp. SA	400	139
Plaza SA	400	371
Ripley Corp. SA	1,516	233
Salfacorp SA	1,805	550
Sigdo Koppers SA	4,830	4,190
SMU SA	114,934	10,705
*Sociedad Matriz SAAM SA	172,028	10,688
Sociedad Quimica y Minera de Chile SA, Class B	1,779	132,010
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	23,218	1,713,488
Socovesa SA	972	121
SONDA SA	20,607	7,095
Vina Concha y Toro SA	11,986	17,563

TOTAL CHILE		3,874,193

CHINA (27.4%)
*360 Security Technology, Inc., Class A	35,800	44,146
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A	36,400	132,355
*3SBio, Inc.	326,000	230,597
5I5J Holding Group Co., Ltd., Class A	300	130
#AAC Technologies Holdings, Inc.	186,000	438,559
AAG Energy Holdings, Ltd.	1,000	191
Accelink Technologies Co., Ltd., Class A	7,800	17,686
Addsino Co., Ltd., Class A	100	135
Advanced Technology & Materials Co., Ltd., Class A	100	105
AECC Aero-Engine Control Co., Ltd., Class A	100	358
AECC Aviation Power Co., Ltd., Class A	100	569
*Aerospace Hi-Tech Holdings Grp, Ltd., Class A	100	117
*Aesthetic Medical International Holdings Group, Ltd., ADR	46	69
#Agile Group Holdings, Ltd.	2,000	969
Agricultural Bank of China, Ltd., Class H	1,256,000	473,832
Aier Eye Hospital Group Co., Ltd., Class A	46,618	252,122
*Air China, Ltd., Class H	4,000	2,727
Aisino Corp., Class A	100	153
AK Medical Holdings, Ltd.	20,000	10,935
*Alibaba Group Holding, Ltd., Sponsored ADR	47,990	4,659,349
*Alibaba Group Holding, Ltd.	1,220,500	15,882,063
*Alibaba Health Information Technology, Ltd.	416,000	241,239

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
*Alibaba Pictures Group, Ltd.	2,290,000	$195,548
A-Living Smart City Services Co., Ltd.	91,750	146,638
*Alpha Group, Class A	100	56
*Aluminum Corp. p of China, Ltd., Class H	890,000	425,368
An Hui Wenergy Co., Ltd., Class A	100	58
Angang Steel Co., Ltd., Class H	2,000	890
Angel Yeast Co., Ltd., Class A	100	578
Anhui Conch Cement Co., Ltd., Class H	81,500	445,613
Anhui Construction Engineering Group Co., Ltd., Class A	100	95
Anhui Guangxin Agrochemical Co., Ltd., Class A	100	539
Anhui Gujing Distillery Co., Ltd., Class A	3,700	108,916
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	200	228
Anhui Jiangnan Chemical Industry Co., Ltd., Class A	140	108
Anhui Jinhe Industrial Co., Ltd., Class A	100	573
Anhui Korrun Co., Ltd., Class A	100	219
Anhui Transport Consulting & Design Institute Co., Ltd., Class A	100	182
Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	100	110
Anhui Zhongding Sealing Parts Co., Ltd., Class A	200	358
ANTA Sports Products, Ltd.	78,200	915,439
*Anton Oilfield Services Group	4,000	222
Apeloa Pharmaceutical Co., Ltd., Class A	8,100	22,672
Asia Cement China Holdings Corp.	39,500	25,675
AsiaInfo Technologies, Ltd.	28,000	47,534
Asymchem Laboratories Tianjin Co., Ltd.	1,300	52,271
Avary Holding Shenzhen Co., Ltd., Class A	13,300	59,014
AVIC Electromechanical Systems Co., Ltd., Class A	13,300	19,865
AviChina Industry & Technology Co., Ltd., Class H	31,000	16,989
Avicopter PLC	2,800	18,001
*BAIC BluePark New Energy Technology Co., Ltd., Class A	1,500	1,432
BAIC Motor Corp., Ltd., Class H	425,500	134,491
*Baidu, Inc., Sponsored ADR	5,519	685,294
*Baidu, Inc., Class A	211,050	3,512,950
Bank of Beijing Co., Ltd., Class A	115,600	79,542
Bank of Changsha Co., Ltd., Class A	400	447
Bank of Chengdu Co., Ltd., Class A	400	1,011
Bank of China, Ltd., Class H	8,175,000	3,229,928
Bank of Chongqing Co., Ltd., Class H	1,000	570
Bank of Communications Co., Ltd., Class H	491,000	342,304
Bank of Hangzhou Co., Ltd., Class A	31,000	71,319
Bank of Jiangsu Co., Ltd., Class A	24,860	27,436
Bank of Nanjing Co., Ltd., Class A	42,900	74,927
Bank of Ningbo Co., Ltd., Class A	34,770	190,087
Bank of Shanghai Co., Ltd., Class A	77,600	75,828
Bank of Suzhou Co., Ltd., Class A	20,600	22,363
Baoshan Iron & Steel Co., Ltd., Class A	84,200	81,896
*Baozun, Inc., Sponsored ADR	1,741	13,301
*Baozun, Inc., Class A	6,200	15,843
BBMG Corp., Class H	4,000	658
Befar Group Co., Ltd., Class A	200	161
Beibuwan Port Co., Ltd., Class A	100	113
*BeiGene, Ltd.	55,900	745,224
*BeiGene, Ltd., Sponsored ADR	1,117	178,720
Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	100	140
Beijing Capital Development Co., Ltd., Class A	600	511
Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	12,000	5,276
*Beijing Capital International Airport Co., Ltd., Class H	290,000	160,040
Beijing Dabeinong Technology Group Co., Ltd., Class A	18,300	19,783

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
*Beijing Energy International Holding Co., Ltd.	302,000	$10,007
Beijing Enlight Media Co., Ltd., Class A	200	218
*Beijing Enterprises Clean Energy Group, Ltd.	2,000,000	19,118
Beijing Enterprises Holdings, Ltd.	17,000	57,850
Beijing Enterprises Water Group, Ltd.	56,000	18,271
*Beijing Forever Technology Co., Ltd., Class A	100	92
<*»Beijing Gas Blue Sky Holdings, Ltd.	8,000	44
*Beijing Jetsen Technology Co., Ltd., Class A	500	363
Beijing Jingneng Clean Energy Co., Ltd., Class H	298,000	76,720
*Beijing Jingxi Culture & Tourism Co., Ltd., Class A	100	51
Beijing New Building Materials PLC, Class A	200	874
Beijing North Star Co., Ltd., Class H	2,000	273
*Beijing Orient Landscape & Environment Co., Ltd., Class A	500	166
*Beijing Orient National Communication Science & Technology Co., Ltd., Class A	13,400	16,746
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	7,300	49,845
Beijing Originwater Technology Co., Ltd., Class A	23,900	16,877
*Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	300	189
Beijing Shiji Information Technology Co., Ltd., Class A	140	377
Beijing Shougang Co., Ltd., Class A	400	289
Beijing Shunxin Agriculture Co., Ltd., Class A	100	310
Beijing Sinnet Technology Co., Ltd., Class A	200	291
Beijing SL Pharmaceutical Co., Ltd., Class A	100	153
Beijing SPC Environment Protection Tech Co., Ltd., Class A	100	87
Beijing Thunisoft Corp., Ltd., Class A	100	103
Beijing Tiantan Biological Products Corp., Ltd., Class A	5,600	16,636
#*Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	21,000	30,512
Beijing Tongrentang Co., Ltd., Class A	100	552
*Beijing UniStrong Science & Technology Co., Ltd., Class A	100	87
Beijing Yanjing Brewery Co., Ltd., Class A	19,800	20,451
Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	230	372
#*BEST, Inc., ADR	11,672	4,811
Bestsun Energy Co., Ltd., Class A	200	131
Better Life Commercial Chain Share Co., Ltd., Class A	100	134
BGI Genomics Co., Ltd.	1,700	16,115
Biem.L.Fdlkk Garment Co., Ltd., Class A	5,700	19,215
*Bilibili, Inc., Class Z	13,420	348,236
Binjiang Service Group Co., Ltd.	4,000	11,624
*Black Peony Group Co., Ltd., Class A	12,200	16,128
Blue Sail Medical Co., Ltd., Class A	100	134
*Bluedon Information Security Technology Co., Ltd., Class A	100	24
Bluefocus Intelligent Communications Group Co., Ltd., Class A	200	173
BOE Technology Group Co., Ltd., Class A	185,600	106,190
Bosideng International Holdings, Ltd.	2,600,000	1,312,236
Bright Dairy & Food Co., Ltd., Class A	100	166
Bright Real Estate Group Co., Ltd., Class A	200	83
*»Brilliance China Automotive Holdings, Ltd.	224,000	66,519
B-Soft Co., Ltd., Class A	737,180	669,286
*BTG Hotels Group Co., Ltd., Class A	100	354
BYD Co., Ltd., Class H	50,000	1,502,648
BYD Electronic International Co., Ltd.	75,500	154,538
By-health Co., Ltd., Class A	6,600	19,944
C&S Paper Co., Ltd., Class A	200	317
Caitong Securities Co., Ltd., Class A	390	418
Camel Group Co., Ltd., Class A	15,600	19,565
Canny Elevator Co., Ltd., Class A	100	107
*Capital Environment Holdings, Ltd.	8,000	171
CCS Supply Chain Management Co., Ltd., Class A	200	252
CECEP Solar Energy Co., Ltd., Class A	200	201

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
CECEP Wind-Power Corp., Class A	88,600	$53,493
Central China Management Co., Ltd.	2,000	316
Central China Real Estate, Ltd.	2,000	173
CGN New Energy Holdings Co., Ltd.	64,000	28,386
CGN Nuclear Technology Development Co., Ltd., Class A	100	125
CGN Power Co., Ltd., Class H	79,000	22,352
Chacha Food Co., Ltd., Class A	100	800
Changchun High & New Technology Industry Group, Inc., Class A	100	2,364
Changjiang Securities Co., Ltd., Class A	400	334
Changzhou Tronly New Electronic Materials Co., Ltd., Class A	100	122
Chaozhou Three-Circle Group Co., Ltd., Class A	200	863
Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	22,600	45,086
Chengdu Wintrue Holding Co., Ltd., Class A	10,700	22,281
Chengdu Xingrong Environment Co., Ltd., Class A	100	75
China Aerospace International Holdings, Ltd.	4,000	245
*China Agri-Products Exchange, Ltd.	5,000	67
#China Aircraft Leasing Group Holdings, Ltd.	31,000	20,940
China Baoan Group Co., Ltd., Class A	129,900	176,024
*China CAMC Engineering Co., Ltd., Class A	200	259
China Cinda Asset Management Co., Ltd., Class H	9,010,000	1,527,284
China CITIC Bank Corp., Ltd., Class H	986,000	503,924
China Coal Energy Co., Ltd., Class H	3,000	2,558
China Communications Services Corp., Ltd., Class H	118,000	53,991
*China Conch Environment Protection Holdings, Ltd.	387,500	331,882
China Conch Venture Holdings, Ltd.	387,500	1,009,970
China Construction Bank Corp., Class H	14,648,000	10,435,987
China CSSC Holdings, Ltd., Class A	23,500	55,409
*China CYTS Tours Holding Co., Ltd., Class A	100	156
China Datang Corp. Renewable Power Co., Ltd., Class H	179,000	68,669
#*China Dili Group	76,000	18,113
*China Eastern Airlines Corp., Ltd., Sponsored ADR	422	7,090
*China Eastern Airlines Corp., Ltd.	66,000	22,459
#China Education Group Holdings, Ltd.	1,000	868
China Energy Engineering Corp., Ltd., Class H	4,216	586
China Everbright Bank Co., Ltd., Class H	5,000	1,823
China Everbright Environment Group, Ltd.	812,000	482,265
#China Everbright Greentech, Ltd.	60,000	15,600
China Express Airlines Co., Ltd., Class A	10,700	16,594
China Feihe, Ltd.	162,000	155,059
*China Film Co., Ltd., Class A	100	154
China Foods, Ltd.	88,000	31,628
China Galaxy Securities Co., Ltd., Class H	28,000	15,345
China Gas Holdings, Ltd.	671,000	822,699
#China Glass Holdings, Ltd.	2,000	347
China Great Wall Securities Co., Ltd., Class A	200	249
China Greatwall Technology Group Co., Ltd., Class A	12,000	16,297
*China Green Agriculture, Inc.	53	471
China Hanking Holdings, Ltd.	153,000	28,275
#China Harmony Auto Holding, Ltd.	109,500	51,637
*China High Speed Railway Technology Co., Ltd., Class A	200	67
*China High Speed Transmission Equipment Group Co., Ltd.	33,000	18,506
China Hongqiao Group, Ltd.	124,000	157,881
China International Capital Corp., Ltd., Class H	167,200	339,252
China International Marine Containers Group Co., Ltd., Class H	15,100	20,977
China Jinmao Holdings Group, Ltd.	108,000	35,926
China Jushi Co., Ltd., Class A	457	1,082
China Lesso Group Holdings, Ltd.	206,000	261,236

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
China Life Insurance Co., Ltd., Sponsored ADR	21,798	$156,292
China Life Insurance Co., Ltd., Class H	446,000	654,833
China Lilang, Ltd.	10,000	4,869
China Longyuan Power Group Corp., Ltd., Class H	841,000	1,652,813
*China Maple Leaf Educational Systems, Ltd.	4,000	181
*China Medical & HealthCare Group, Ltd.	20,000	196
China Medical System Holdings, Ltd.	980,000	1,418,887
China Meheco Co., Ltd., Class A	100	318
China Meidong Auto Holdings, Ltd.	36,000	119,982
China Mengniu Dairy Co., Ltd.	531,000	2,883,019
China Merchants Bank Co., Ltd., Class H	509,500	3,110,449
China Merchants Energy Shipping Co., Ltd.	7,300	5,617
China Merchants Land, Ltd.	116,000	11,088
China Merchants Port Holdings Co., Ltd.	406,000	713,048
China Merchants Securities Co., Ltd., Class H	600	628
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	8,500	20,054
China Minsheng Banking Corp., Ltd., Class H	751,500	286,381
China Modern Dairy Holdings, Ltd.	1,014,000	148,621
China Molybdenum Co., Ltd., Class H	909,000	462,253
China National Building Material Co., Ltd., Class H	258,000	347,238
China National Chemical Engineering Co., Ltd., Class A	26,900	36,978
China National Medicines Corp., Ltd., Class A	100	444
China National Nuclear Power Co., Ltd., Class A	3,500	3,757
China New Higher Education Group, Ltd.	1,000	356
*China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	200	124
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	6,400	30,527
*China Oil & Gas Group, Ltd.	460,000	23,158
China Oilfield Services, Ltd., Class H	50,000	51,936
China Overseas Grand Oceans Group, Ltd.	264,000	156,122
China Overseas Land & Investment, Ltd.	531,500	1,656,249
China Overseas Property Holdings, Ltd.	60,000	71,882
China Pacific Insurance Group Co., Ltd., Class H	875,000	1,958,285
China Petroleum & Chemical Corp., Class H	4,924,000	2,441,243
China Petroleum & Chemical Corp., Sponsored ADR	6,528	317,914
China Power International Development, Ltd.	3,897,000	1,917,172
China Publishing & Media Co., Ltd., Class A	100	68
China Railway Signal & Communication Corp., Ltd., Class H	255,000	85,800
China Railway Tielong Container Logistics Co., Ltd., Class A	100	71
China Reinsurance Group Corp., Class H	106,000	9,322
China Renaissance Holdings, Ltd.	14,600	18,757
China Resources Beer Holdings Co., Ltd.	88,000	521,530
China Resources Cement Holdings, Ltd.	320,000	267,137
China Resources Double Crane Pharmaceutical Co., Ltd., Class A	100	453
#China Resources Gas Group, Ltd.	80,000	304,353
China Resources Land, Ltd.	418,000	1,880,591
China Resources Medical Holdings Co., Ltd.	107,500	60,147
China Resources Pharmaceutical Group, Ltd.	1,113,000	591,527
China Resources Power Holdings Co., Ltd.	112,000	213,547
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	200	1,111
China Risun Group, Ltd.	119,000	60,212
*China Ruifeng Renewable Energy Holdings, Ltd.	4,000	86
China Sanjiang Fine Chemicals Co., Ltd.	47,000	9,584
China SCE Group Holdings, Ltd.	309,000	55,923
China Science Publishing & Media, Ltd., Class A	100	109
#*China Shanshui Cement Group, Ltd.	2,000	589
*China Shengmu Organic Milk, Ltd.	160,000	7,341
China Shenhua Energy Co., Ltd., Class H	599,000	1,931,482

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
China Shuifa Singyes Energy Holdings, Ltd.	1,000	$138
China South City Holdings, Ltd.	274,000	26,191
China South Publishing & Media Group Co., Ltd., Class A	200	290
#*China Southern Airlines Co., Ltd., Class H	58,000	32,747
*China Southern Airlines Co., Ltd., Sponsored ADR	1,036	28,003
China State Construction Engineering Corp., Ltd., Class A	217,300	205,466
China State Construction International Holdings, Ltd.	8,000	10,400
*China Sunshine Paper Holdings Co., Ltd.	1,000	278
China Suntien Green Energy Corp., Ltd., Class H	409,000	233,531
China Taiping Insurance Holdings Co., Ltd.	351,200	405,533
*China Tianrui Group Cement Co., Ltd.	2,000	1,499
*China Tianying, Inc., Class A	600	385
China Tourism Group Duty Free Corp., Ltd., Class A	15,300	419,237
China Tower Corp., Ltd., Class H	7,330,000	859,479
China Traditional Chinese Medicine Holdings Co., Ltd.	1,308,000	641,818
China TransInfo Technology Co., Ltd., Class A	53,200	68,646
China Vanke Co., Ltd., Class H	533,619	1,267,712
China Vast Industrial Urban Development Co., Ltd.	1,000	240
China Water Affairs Group, Ltd.	36,000	39,734
China World Trade Center Co., Ltd., Class A	200	429
China Xinhua Education Group, Ltd.	1,000	182
China XLX Fertiliser, Ltd.	44,000	38,189
China Yangtze Power Co., Ltd., Class A	59,200	202,512
China Yongda Automobiles Services Holdings, Ltd.	1,297,500	1,215,453
China Yuhua Education Corp., Ltd.	46,000	8,149
*China ZhengTong Auto Services Holdings, Ltd.	119,500	8,377
China Zhenhua Group Science & Technology Co., Ltd., Class A	4,400	70,031
China Zheshang Bank Co., Ltd., Class H	3,000	1,277
China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	100	41
<*»China Zhongwang Holdings, Ltd.	250,000	40,147
Chinasoft International, Ltd.	94,000	77,393
*Chindata Group Holdings, Ltd., ADR	12,602	78,636
*Chongqing Brewery Co., Ltd., Class A	1,300	24,555
Chongqing Changan Automobile Co., Ltd., Class A	31,900	50,287
Chongqing Dima Industry Co., Ltd., Class A	400	131
Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	154,420	287,603
Chongqing Fuling Zhacai Group Co., Ltd., Class A	4,500	23,680
Chongqing Machinery & Electric Co., Ltd., Class H	2,000	161
Chongqing Rural Commercial Bank Co., Ltd., Class H	174,000	67,860
Chongqing Zhifei Biological Products Co., Ltd., Class A	41,200	586,205
Chongqing Zongshen Power Machinery Co., Ltd., Class A	200	163
Chow Tai Seng Jewellery Co., Ltd., Class A	300	568
CIFI Holdings Group Co., Ltd.	3,478,400	1,697,938
#CIMC Enric Holdings, Ltd.	78,000	82,711
*Cinda Real Estate Co., Ltd., Class A	200	199
Cisen Pharmaceutical Co., Ltd., Class A	100	170
*CITIC Guoan Information Industry Co., Ltd., Class A	900	420
*CITIC Resources Holdings, Ltd.	262,000	18,700
CITIC Securities Co., Ltd., Class H	1,126,625	2,501,330
CITIC, Ltd.	873,000	909,033
*Citychamp Watch & Jewellery Group, Ltd.	128,000	17,129
CMST Development Co., Ltd., Class A	300	250
CNHTC Jinan Truck Co., Ltd., Class A	140	209
CNOOC Energy Technology & Services, Ltd., Class A	1,700	609
COFCO Biotechnology Co., Ltd., Class A	200	247
COFCO Joycome Foods, Ltd.	228,000	93,860
#*Cogobuy Group	1,000	275

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
*Comba Telecom Systems Holdings, Ltd.	210,000	$35,597
Concord New Energy Group, Ltd.	890,000	82,805
Consun Pharmaceutical Group, Ltd.	23,000	13,572
Contemporary Amperex Technology Co., Ltd., Class A	11,800	727,273
*Coolpad Group, Ltd.	326,000	7,479
COSCO SHIPPING Development Co., Ltd., Class H	81,000	16,105
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	60,000	31,735
#*COSCO SHIPPING Holdings Co., Ltd., Class H	1,360,899	2,161,162
*Cosmo Lady China Holdings Co., Ltd.	1,000	45
Country Garden Holdings Co., Ltd.	2,407,229	1,678,217
Country Garden Services Holdings Co., Ltd.	194,000	836,958
CPMC Holdings, Ltd.	38,000	19,034
CSC Financial Co., Ltd., Class H	11,000	10,206
CSG Holding Co., Ltd., Class A	200	169
CSPC Pharmaceutical Group, Ltd.	1,960,000	2,023,413
CSSC Science & Technology Co., Ltd., Class A	4,600	7,418
CTS International Logistics Corp., Ltd., Class A	200	271
*Cybernaut International Holdings Co., Ltd.	4,000	77
Daan Gene Co., Ltd., Class A	160	433
Dali Foods Group Co., Ltd.	16,000	8,198
Dalian Huarui Heavy Industry Group Co., Ltd., Class A	100	51
Daqin Railway Co., Ltd., Class A	17,900	17,949
*Dare Power Dekor Home Co., Ltd., Class A	100	128
DaShenLin Pharmaceutical Group Co., Ltd., Class A	33,560	133,397
Datang International Power Generation Co., Ltd., Class H	16,000	2,590
Deppon Logistics Co., Ltd., Class A	200	415
Dexin China Holdings Co., Ltd.	23,000	8,618
DHC Software Co., Ltd., Class A	43,100	37,768
Dian Diagnostics Group Co., Ltd., Class A	100	492
*Digital China Group Co., Ltd., Class A	100	207
Digital China Information Service Co., Ltd., Class A	100	159
Dong-E-E-Jiao Co., Ltd., Class A	100	456
*Dongfang Electronics Co., Ltd., Class A	200	163
Dongfeng Motor Group Co., Ltd., Class H	4,000	2,942
Dongjiang Environmental Co., Ltd., Class H	400	146
Dongxing Securities Co., Ltd., Class A	300	372
Dongyue Group, Ltd.	1,644,000	1,980,054
*DouYu International Holdings, Ltd., Sponsored ADR	18,096	32,030
Dynagreen Environmental Protection Group Co., Ltd., Class H	71,000	30,767
East Money Information Co., Ltd., Class A	356,016	1,221,080
Ecovacs Robotics Co., Ltd., Class A	1,300	21,159
*Elion Energy Co., Ltd., Class A	390	263
ENN Energy Holdings, Ltd.	139,200	1,878,792
Essex Bio-technology, Ltd.	1,000	510
Eternal Asia Supply Chain Management, Ltd., Class A	26,500	19,750
*Ev Dynamics Holdings, Ltd.	10,000	89
#EVA Precision Industrial Holdings, Ltd.	2,000	390
Eve Energy Co., Ltd., Class A	100	992
*Everbright Jiabao Co., Ltd., Class A	200	126
#Everbright Securities Co., Ltd., Class H	400	249
Fangda Carbon New Material Co., Ltd., Class A	16,100	17,162
Fangda Special Steel Technology Co., Ltd., Class A	2,300	2,909
Fanhua, Inc., ADR	5,896	35,848
FAW Jiefang Group Co., Ltd., Class A	200	244
Fiberhome Telecommunication Technologies Co., Ltd., Class A	100	202
*FIH Mobile, Ltd.	419,000	52,334
Financial Street Holdings Co., Ltd., Class A	300	291
First Capital Securities Co., Ltd., Class A	1,500	1,253

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Focus Media Information Technology Co., Ltd., Class A	39,100	$34,322
Foshan Haitian Flavouring & Food Co., Ltd., Class A	223,939	2,748,620
Foshan Nationstar Optoelectronics Co., Ltd., Class A	100	98
Fosun International, Ltd.	229,500	243,945
Founder Securities Co., Ltd., Class A	35,700	32,896
Fu Shou Yuan International Group, Ltd.	171,000	118,778
Fuan Pharmaceutical Group Co., Ltd., Class A	100	52
Fufeng Group, Ltd.	241,000	121,941
»Fujian Longking Co., Ltd., Class A	100	129
Fujian Star-net Communication Co., Ltd., Class A	5,500	18,011
*Fujian Sunner Development Co., Ltd., Class A	200	491
Fuyao Glass Industry Group Co., Ltd., Class H	64,000	265,914
Ganfeng Lithium Co., Ltd., Class H	17,400	212,451
»Gansu Qilianshan Cement Group Co., Ltd., Class A	100	161
Gansu Shangfeng Cement Co., Ltd., Class A	100	314
#*GCL New Energy Holdings, Ltd.	736,000	12,945
*GCL-Poly Energy Holdings, Ltd.	831,000	269,016
GD Power Development Co., Ltd., Class A	1,800	818
*GDS Holdings, Ltd., Sponsored ADR	1,634	51,340
*GDS Holdings, Ltd., Class A	88,600	381,110
Geely Automobile Holdings, Ltd.	1,431,000	2,268,838
GEM Co., Ltd., Class A	400	406
Gemdale Corp., Class A	38,400	82,562
Gemdale Properties & Investment Corp., Ltd.	584,000	62,522
*Genimous Technology Co., Ltd., Class A	100	78
GF Securities Co., Ltd., Class H	2,600	3,287
Giant Network Group Co., Ltd., Class A	14,100	17,557
*Global Top E-Commerce Co., Ltd., Class A	200	91
*Glorious Property Holdings, Ltd.	3,000	65
*Glory Sun Financial Group, Ltd.	280,000	2,712
GoerTek, Inc., Class A	300	1,583
Golden Eagle Retail Group, Ltd.	1,000	702
#*GOME Retail Holdings, Ltd.	1,048,000	51,424
*Gosuncn Technology Group Co., Ltd., Class A	300	138
*Gotion High-tech Co., Ltd., Class A	9,500	38,334
*Grand Baoxin Auto Group, Ltd.	500	36
Grand Pharmaceutical Group, Ltd.	115,500	71,395
Grandblue Environment Co., Ltd., Class A	100	278
*Grandjoy Holdings Group Co., Ltd., Class A	300	178
Great Wall Motor Co., Ltd., Class H	185,000	266,436
Greattown Holdings, Ltd., Class A	300	143
Greatview Aseptic Packaging Co., Ltd.	55,000	15,001
Gree Electric Appliances, Inc. of Zhuhai,, Class A	200	940
*Gree Real Estate Co., Ltd., Class A	838,600	646,466
Greenland Holdings Corp., Ltd., Class A	25,000	18,030
#Greenland Hong Kong Holdings, Ltd.	80,000	16,824
Greentown China Holdings, Ltd.	1,500	2,669
GRG Banking Equipment Co., Ltd., Class A	13,600	17,528
*Guangdong Baolihua New Energy Stock Co., Ltd., Class A	200	127
*Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	100	57
Guangdong Ellington Electronics Technology Co., Ltd., Class A	200	169
Guangdong Haid Group Co., Ltd., Class A	200	1,857
*Guangdong HEC Technology Holding Co., Ltd., Class A	100	95
Guangdong Hongda Holdings Group Co., Ltd., Class A	100	300
Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	200	129
#Guangdong Investment, Ltd.	386,000	496,881
*Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	100	95

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Guangdong Shirongzhaoye Co., Ltd., Class A	100	$88
Guangdong Tapai Group Co., Ltd., Class A	14,300	18,904
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	100	248
Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	100	223
*Guanghui Energy Co., Ltd., Class A	151,700	202,367
*Guangshen Railway Co., Ltd., Class H	158,000	26,581
Guangxi Guidong Electric Power Co., Ltd., Class A	100	56
Guangxi Liugong Machinery Co., Ltd., Class A	200	185
Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	300	128
Guangzhou Automobile Group Co., Ltd., Class H	428,000	369,297
Guangzhou Baiyun International Airport Co., Ltd., Class A	200	360
Guangzhou Baiyunshan Pharmaceutical Holdings Co. LT	10,000	26,000
Guangzhou Haige Communications Group, Inc. Co., Class A	200	273
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	100	1,225
Guangzhou Restaurant Group Co., Ltd., Class A	6,100	20,004
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	23,900	276,075
*Guangzhou Tinci Materials Technology Co., Ltd., Class A	170	1,918
*Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	100	100
*Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	100	101
Guizhou Panjiang Refined Coal Co., Ltd., Class A	100	124
*Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	200	141
Guomai Technologies, Inc., Class A	100	77
*Guorui Properties, Ltd.	2,000	51
Guosen Securities Co., Ltd., Class A	25,100	36,658
*Guosheng Financial Holding, Inc., Class A	1,000	1,254
Guotai Junan Securities Co., Ltd., Class H	1,000	1,300
Guoyuan Securities Co., Ltd., Class A	300	273
#*Haichang Ocean Park Holdings, Ltd.	1,000	675
Haier Smart Home Co., Ltd., Class H	114,600	414,807
Haier Smart Home Co., Ltd., Class A	24,500	95,577
*Hailiang Education Group, Inc., Sponsored ADR	319	4,039
*Hainan Meilan International Airport Co., Ltd.	20,000	38,286
Hainan Ruize New Building Material Co., Ltd., Class A	100	54
Haitian International Holdings, Ltd.	1,000	2,480
Haitong Securities Co., Ltd., Class H	6,400	4,503
Hand Enterprise Solutions Co., Ltd., Class A	100	117
*Hang Zhou Great Star Industrial Co., Ltd., Class A	100	233
Hangcha Group Co., Ltd., Class A	8,500	18,736
*Hangxiao Steel Structure Co., Ltd., Class A	1,918,700	985,104
Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	2,300	2,854
Hangzhou Century Co., Ltd., Class A	100	70
Hangzhou Oxygen Plant Group Co., Ltd., Class A	200	786
Hangzhou Robam Appliances Co., Ltd., Class A	100	465
Hangzhou Silan Microelectronics Co., Ltd., Class A	3,200	20,236
Han’s Laser Technology Industry Group Co., Ltd., Class H	47,700	199,657
Hansoh Pharmaceutical Group Co., Ltd.	46,000	76,333
*Harbin Bank Co., Ltd., Class H	5,000	427
Harbin Electric Co., Ltd., Class H	74,000	19,712
*Harbin Gloria Pharmaceuticals Co., Ltd., Class A	300	111
*HC Group, Inc.	1,000	63
Health & Happiness H&H International Holdings, Ltd.	10,500	11,643
Hebei Chengde Lulu Co., Ltd., Class A	100	125
Hefei Meiya Optoelectronic Technology, Inc., Class A	100	342
Heilongjiang Agriculture Co., Ltd., Class A	100	212
Hello Group, Inc., ADR	39,877	212,146
Henan Lingrui Pharmaceutical Co., Class A	100	172
Henan Pinggao Electric Co., Ltd., Class A	200	199
*Henan Rebecca Hair Products Co., Ltd., Class A	200	82

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
*Henan Senyuan Electric Co., Ltd., Class A	100	$36
»Henan Shenhuo Coal & Power Co., Ltd., Class A	200	361
Henan Shuanghui Investment & Development Co., Ltd., Class A	400	1,792
Henan Yuguang Gold & Lead Co., Ltd., Class A	100	71
Henan Zhongyuan Expressway Co., Ltd., Class A	200	92
Hengan International Group Co., Ltd.	153,500	727,771
Hengdian Group DMEGC Magnetics Co., Ltd., Class A	400	921
Hengli Petrochemical Co., Ltd., Class A	21,600	68,133
Hengtong Optic-electric Co., Ltd., Class A	200	304
Hengyi Petrochemical Co., Ltd., Class A	37,900	43,483
Hesteel Co., Ltd., Class A	3,400	1,193
Hexing Electrical Co., Ltd., Class A	100	172
Hisense Home Appliances Group Co., Ltd., Class H	1,000	985
*Holitech Technology Co., Ltd., Class A	600	269
Hongda Xingye Co., Ltd., Class A	200	105
*Hongfa Technology Co., Ltd., Class A	100	728
*Honghua Group, Ltd.	51,000	1,625
<*»Honworld Group, Ltd.	500	37
Hope Education Group Co., Ltd.	480,000	29,671
Hopson Development Holdings, Ltd.	2,200	4,256
*Hua Hong Semiconductor, Ltd.	50,000	198,824
Huaan Securities Co., Ltd., Class A	520	342
#Huadian Power International Corp., Ltd., Class H	684,000	238,864
Huadong Medicine Co., Ltd., Class A	4,000	20,537
Huafon Chemical Co., Ltd., Class A	12,200	14,328
*Huafon Microfibre Shanghai Technology Co., Ltd., Class A	100	54
Huafu Fashion Co., Ltd., Class A	300	164
Huagong Tech Co., Ltd., Class A	100	253
Hualan Biological Engineering, Inc., Class A	27,800	69,859
Huaneng Power International, Inc., Class H	72,000	36,614
Huaneng Power International, Inc., Sponsored ADR	1,108	22,005
*Huapont Life Sciences Co., Ltd., Class A	200	150
Huatai Securities Co., Ltd., Class H	2,000	2,778
*Huawen Media Group, Class A	100	36
Huaxi Securities Co., Ltd., Class A	17,200	18,102
Huaxia Bank Co., Ltd., Class A	62,432	51,230
Huaxin Cement Co., Ltd., Class A	100	328
Huayu Automotive Systems Co., Ltd., Class A	3,200	9,443
Huazhu Group, Ltd., Sponsored ADR	6,740	203,818
Huazhu Group, Ltd.	80,200	265,761
Hubei Biocause Pharmaceutical Co., Ltd., Class A	400	171
Hubei Energy Group Co., Ltd., Class A	500	309
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	200	687
Hubei Xingfa Chemicals Group Co., Ltd., Class A	100	483
Huizhou Desay Sv Automotive Co., Ltd., Class A	2,400	43,193
Hunan Aihua Group Co., Ltd., Class A	4,400	17,490
*Hunan Gold Corp., Ltd., Class A	100	138
Hunan Valin Steel Co., Ltd., Class A	2,500	2,198
Hundsun Technologies, Inc., Class A	7,540	43,230
*HUYA, Inc., Sponsored ADR	9,143	37,761
HY Energy Group Co., Ltd., Class A	100	91
Hytera Communications Corp., Ltd., Class A	300	207
*HyUnion Holding Co., Ltd., Class A	100	112
#*iDreamSky Technology Holdings, Ltd.	32,000	16,599
Iflytek Co., Ltd., Class A	19,100	106,403
IMAX China Holding, Inc.	100	113
Imeik Technology Development Co., Ltd.	1,200	93,500

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Industrial & Commercial Bank of China, Ltd., Class H	6,089,000	$3,678,474
Industrial Bank Co., Ltd., Class A	69,500	214,307
Industrial Securities Co., Ltd., Class A	600	588
Infore Environment Technology Group Co., Ltd., Class A	300	201
Ingenic Semiconductor Co., Ltd., Class A	2,900	32,590
*Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	513,900	145,465
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	644,500	1,411,909
Inner Mongolia ERDOS Resources Co., Ltd., Class A	100	428
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	14,300	9,409
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd., Class A	26,600	14,338
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	24,600	142,488
Inner Mongolia Yitai Coal Co., Ltd., Class H	200	311
*Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	4,300	5,516
*Innovent Biologics, Inc.	11,000	35,259
Inspur Electronic Information Industry Co., Ltd., Class A	100	371
*Inspur International, Ltd.	34,000	12,047
#*iQIYI, Inc., Sponsored ADR	11,517	41,001
*IVD Medical Holding, Ltd.	45,000	15,199
Jafron Biomedical Co., Ltd., Class A	14,300	88,922
Jason Furniture Hangzhou Co., Ltd., Class A	100	876
JCET Group Co., Ltd., Class A	15,400	50,130
*JD.com, Inc., Sponsored ADR	18,042	1,112,470
*JD.com, Inc., Class A	147,330	4,987,267
Jiajiayue Group Co., Ltd., Class A	100	183
*Jiangnan Group, Ltd.	4,000	124
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	19,900	24,239
Jiangsu Eastern Shenghong Co., Ltd., Class A	14,900	27,482
*Jiangsu Etern Co., Ltd., Class A	200	96
Jiangsu Expressway Co., Ltd., Class H	2,000	1,981
Jiangsu Hengli Hydraulic Co., Ltd., Class A	17,900	123,786
Jiangsu Hengrui Medicine Co., Ltd., Class A	18,680	82,913
Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	100	159
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	300	180
*Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	100	215
*Jiangsu Leike Defense Technology Co., Ltd., Class A	300	206
Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	200	373
Jiangsu Provincial Agricultural Reclamation and Development Corp.	100	210
Jiangsu Shagang Co., Ltd., Class A	25,900	18,367
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	12,600	301,753
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	200	718
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	23,900	22,454
Jiangsu Zhongnan Construction Group Co., Ltd., Class A	400	238
Jiangsu Zhongtian Technology Co., Ltd., Class A	400	985
Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	700	306
Jiangxi Bank Co., Ltd., Class H	2,500	414
Jiangxi Copper Co., Ltd., Class H	211,000	336,690
Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	100	161
Jiangxi Wannianqing Cement Co., Ltd., Class A	200	337
Jiangxi Zhengbang Technology Co., Ltd., Class A	10,900	9,601
Jiangzhong Pharmaceutical Co., Ltd., Class A	100	198
*Jiayin Group, Inc., ADR	684	1,375
Jiayuan International Group, Ltd.	92,000	13,953
*Jilin Electric Power Co., Ltd., Class A	200	190
Jinchuan Group International Resources Co., Ltd.	365,000	47,450
Jinduicheng Molybdenum Co., Ltd., Class A	200	225
Jingrui Holdings, Ltd.	1,000	208
Jinke Properties Group Co., Ltd., Class A	600	403
#*JinkoSolar Holding Co., Ltd., Sponsored ADR	7,922	406,082

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
*Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	200	$373
Jinneng Science&Technology Co., Ltd., Class A	12,300	18,056
Jinyu Bio-Technology Co., Ltd., Class A	100	126
JiuGui Liquor Co., Ltd., Class A	100	2,256
Jiumaojiu International Holdings, Ltd.	30,000	67,294
*Jiuzhitang Co., Ltd., Class A	100	127
Jizhong Energy Resources Co., Ltd., Class A	200	228
JNBY Design, Ltd.	11,500	12,605
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	200	335
Jointo Energy Investment Co., Ltd. Hebei, Class A	300	187
Jointown Pharmaceutical Group Co., Ltd., Class A	300	579
*Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	400	1,512
Joy City Property, Ltd.	566,000	21,641
Joyoung Co., Ltd., Class A	1,800	4,095
JSTI Group, Class A	100	119
Ju Teng International Holdings, Ltd.	2,000	357
Juewei Food Co., Ltd., Class A	400	2,647
Juneyao Airlines Co., Ltd., Class A	200	368
Kaishan Group Co., Ltd., Class A	8,800	17,105
*Kangda International Environmental Co., Ltd.	1,000	89
*Kasen International Holdings, Ltd.	1,000	68
Kehua Data Co., Ltd., Class A	5,400	16,017
Kinetic Development Group, Ltd.	2,000	166
Kingboard Holdings, Ltd.	86,000	391,300
Kingboard Laminates Holdings, Ltd.	203,000	315,645
*Kingdee International Software Group Co., Ltd.	506,000	1,052,481
*Kingsoft Cloud Holdings, Ltd., ADR	805	2,914
Kingsoft Corp., Ltd.	101,400	311,457
Konka Group Co., Ltd., Class A	300	203
KPC Pharmaceuticals, Inc., Class A	100	162
*Kuang-Chi Technologies Co., Ltd., Class A	100	200
Kunlun Energy Co., Ltd.	314,000	264,130
Kunlun Tech Co., Ltd., Class A	8,600	18,555
Kweichow Moutai Co., Ltd., Class A	5,200	1,431,497
#KWG Group Holdings, Ltd.	2,091,500	762,373
*Launch Tech Co., Ltd., Class H	500	150
LB Group Co., Ltd., Class A	200	551
Lee & Man Paper Manufacturing, Ltd.	143,000	68,892
Lee’s Pharmaceutical Holdings, Ltd.	500	127
Legend Holdings Corp., Class H	9,700	11,572
Lenovo Group, Ltd.	1,578,000	1,544,584
Lens Technology Co., Ltd., Class A	300	459
Leo Group Co., Ltd., Class A	15,700	3,971
Lepu Medical Technology Beijing Co., Ltd., Class A	200	514
Leyard Optoelectronic Co., Ltd., Class A	300	271
*Li Auto, Inc., ADR	36,418	816,856
Li Ning Co., Ltd.	317,000	2,527,144
Lianhe Chemical Technology Co., Ltd., Class A	10,800	21,529
Liaoning Port Co., Ltd., Class H	2,000	176
*Lifetech Scientific Corp.	290,000	82,053
*LingNan Eco&Culture-Tourism Co., Ltd., Class A	200	85
*Lingyi iTech Guangdong Co., Class A	47,300	30,481
Lionco Pharmaceutical Group Co., Ltd., Class A	100	86
Livzon Pharmaceutical Group, Inc., Class H	400	1,361
LK Technology Holdings, Ltd.	11,000	14,020
#Logan Group Co., Ltd.	3,000	948
Loncin Motor Co., Ltd., Class A	100	63

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Long Yuan Construction Group Co., Ltd., Class A	200	$156
Longfor Group Holdings, Ltd.	590,000	2,932,649
LONGi Green Energy Technology Co., Ltd., Class A	175,420	1,794,954
*Longshine Technology Group Co., Ltd., Class A	2,500	7,920
Lonking Holdings, Ltd.	290,000	80,575
Luenmei Quantum Co., Ltd., Class A	146,600	149,873
*Luoniushan Co., Ltd., Class A	100	87
#*Luoyang Glass Co., Ltd., Class H	36,000	49,094
*»Luxi Chemical Group Co., Ltd., Class A	200	548
Luxshare Precision Industry Co., Ltd., Class A	59,000	274,315
*Luye Pharma Group, Ltd.	224,000	70,516
Luzhou Laojiao Co., Ltd., Class A	200	6,346
*LVGEM China Real Estate Investment Co., Ltd.	2,000	273
Maanshan Iron & Steel Co., Ltd., Class H	264,000	104,642
Maccura Biotechnology Co., Ltd., Class A	100	288
*Macrolink Culturaltainment Development Co., Ltd., Class A	100	43
Mango Excellent Media Co., Ltd., Class A	400	2,156
*Maoyan Entertainment	38,000	30,318
*Maoye Commercial Co., Ltd., Class A	200	112
*Markor International Home Furnishings Co., Ltd., Class A	100	45
*Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	200	151
#*Meitu, Inc.	327,000	39,593
*Meituan, Class B	372,100	8,157,020
Metallurgical Corp. of China, Ltd., Class H	4,000	1,035
*Midea Real Estate Holding, Ltd.	23,200	44,530
Ming Yang Smart Energy Group, Ltd., Class A	200	669
Minmetals Land, Ltd.	2,000	191
Minsheng Education Group Co., Ltd.	2,000	181
Minth Group, Ltd.	2,000	4,792
*Misho Ecology & Landscape Co., Ltd., Class A	100	20
MLS Co., Ltd., Class A	100	134
*MMG, Ltd.	80,000	34,565
Montage Technology Co., Ltd.	6,036	52,756
Muyuan Foods Co., Ltd., Class A	19,080	150,044
*Myhome Real Estate Development Group Co., Ltd., Class A	300	71
MYS Group Co., Ltd., Class A	200	94
NanJi E-Commerce Co., Ltd., Class A	23,700	17,092
Nanjing Iron & Steel Co., Ltd., Class A	700	378
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	130	506
*Nanjing Sample Technology Co., Ltd., Class H	500	325
Nanjing Securities Co., Ltd., Class A	300	337
Nanjing Xinjiekou Department Store Co., Ltd., Class A	200	282
NARI Technology Co., Ltd., Class A	360	1,734
*NavInfo Co., Ltd., Class A	59,800	111,916
NetDragon Websoft Holdings, Ltd.	22,500	45,424
NetEase, Inc., Sponsored ADR	12,192	1,162,263
NetEase, Inc.	230,300	4,520,204
*New Century Healthcare Holding Co., Ltd.	500	64
New China Life Insurance Co., Ltd., Class H	52,800	134,925
*New Hope Liuhe Co., Ltd., Class A	43,100	91,045
*New Sparkle Roll International Group, Ltd.	8,000	89
*New World Department Store China, Ltd.	1,000	130
Newland Digital Technology Co., Ltd., Class A	100	178
Nexteer Automotive Group, Ltd.	125,000	71,691
Nine Dragons Paper Holdings, Ltd.	914,000	811,937
Ninestar Corp., Class A	44,700	275,400
Ningbo Construction Co., Ltd., Class A	300	279
Ningbo Huaxiang Electronic Co., Ltd., Class A	10,800	21,790

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Ningbo Joyson Electronic Corp., Class A	9,300	$15,291
Ningbo Orient Wires & Cables Co., Ltd., Class A	200	1,425
Ningbo Sanxing Medical Electric Co., Ltd., Class A	16,300	21,548
Ningbo Tuopu Group Co., Ltd., Class A	10,200	80,734
Ningbo Zhoushan Port Co., Ltd., Class A	35,900	21,134
Ningxia Jiaze New Energy Co., Ltd., Class A	300	163
#*NIO, Inc., Sponsored ADR	88,594	1,479,520
*Niu Technologies, ADR	7,182	68,588
North Huajin Chemical Industries Co., Ltd., Class A	200	178
*North Industries Group Red Arrow Co., Ltd., Class A	6,500	20,405
Northeast Pharmaceutical Group Co., Ltd., Class A	100	78
Northeast Securities Co., Ltd., Class A	300	296
NSFOCUS Technologies Group Co., Ltd., Class A	100	138
*Oceanwide Holdings Co., Ltd., Class A	179,200	39,932
Offshore Oil Engineering Co., Ltd., Class A	32,400	19,952
*OFILM Group Co., Ltd., Class A	400	334
Opple Lighting Co., Ltd., Class A	100	241
ORG Technology Co., Ltd., Class A	29,500	21,631
*Orient Group, Inc., Class A	45,500	18,291
Orient Securities Co., Ltd., Class H	49,600	30,280
*Ourpalm Co., Ltd., Class A	32,200	14,884
Ovctek China, Inc., Class A	47,420	263,742
*Pacific Securities Co., Ltd. (The), Class A	5,700	2,317
*Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	47,200	22,102
PAX Global Technology, Ltd.	92,000	80,085
PCI Technology Group Co., Ltd., Class A	300	266
*Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	130,300	51,597
People’s Insurance Co. Group of China, Ltd. (The), Class H	378,000	121,405
Perfect World Co., Ltd., Class A	40,400	89,843
PetroChina Co., Ltd., Sponsored ADR	4,394	208,364
PetroChina Co., Ltd., Class H	2,182,000	1,056,773
PhiChem Corp., Class A	100	321
PICC Property & Casualty Co., Ltd., Class H	2,808,000	2,884,533
*Pinduoduo, Inc., Sponsored ADR	12,407	534,618
Ping An Bank Co., Ltd., Class A	105,400	243,120
#*Ping An Healthcare and Technology Co., Ltd.	13,600	34,147
Ping An Insurance Group Co. of China, Ltd., Class H	895,000	5,863,130
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	300	651
*Polaris Bay Group Co., Ltd., Class A	200	235
Poly Developments and Holdings Group Co., Ltd., Class A	26,200	71,479
Poly Property Group Co., Ltd.	164,000	41,386
Poly Property Services Co., Ltd., Class H	9,000	60,335
Postal Savings Bank of China Co., Ltd., Class H	636,000	486,353
Power Construction Corp. p of China, Ltd., Class A	3,100	3,622
Powerlong Commercial Management Holdings, Ltd.	10,000	10,706
#Powerlong Real Estate Holdings, Ltd.	191,000	65,727
Prinx Chengshan Holdings, Ltd.	16,000	14,744
Q Technology Group Co., Ltd.	65,000	46,309
Qianhe Condiment and Food Co., Ltd., Class A	120	319
Qingdao East Steel Tower Stock Co., Ltd., Class A	100	169
Qingdao Hanhe Cable Co., Ltd., Class A	49,100	26,318
Qingdao Rural Commercial Bank Corp., Class A	41,100	20,978
Qingdao TGOOD Electric Co., Ltd., Class A	100	209
Qingdao Topscomm Communication, Inc., Class A	100	103
Qinhuangdao Port Co., Ltd., Class H	1,500	226
Rainbow Digital Commercial Co., Ltd., Class A	100	102
Rastar Group, Class A	100	40

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Realcan Pharmaceutical Group Co., Ltd., Class A	100	$55
*Red Star Macalline Group Corp., Ltd., Class H	1,200	512
#Redco Properties Group, Ltd.	86,000	24,004
Redsun Properties Group, Ltd.	46,000	16,123
Renhe Pharmacy Co., Ltd., Class A	100	91
RiseSun Real Estate Development Co., Ltd., Class A	600	338
Rongan Property Co., Ltd., Class A	300	130
Rongsheng Petrochemical Co., Ltd., Class A	14,600	30,160
Ronshine China Holdings, Ltd.	31,500	9,354
SAIC Motor Corp., Ltd., Class A	32,200	77,328
Sailun Group Co., Ltd., Class A	400	581
Sanan Optoelectronics Co., Ltd., Class A	15,400	42,432
*SanFeng Intelligent Equipment Group Co., Ltd., Class A	200	105
Sangfor Technologies, Inc., Class A	2,400	32,215
Sansteel Minguang Co., Ltd. Fujian, Class A	500	519
Sany Heavy Equipment International Holdings Co., Ltd.	167,000	159,420
Sany Heavy Industry Co., Ltd., Class A	39,600	98,378
Satellite Chemical Co., Ltd., Class A	280	1,519
*Saurer Intelligent Technology Co., Ltd., Class A	200	95
SDIC Power Holdings Co., Ltd., Class A	47,400	69,084
Sealand Securities Co., Ltd., Class A	37,800	19,123
#Seazen Group, Ltd.	2,565,428	1,095,338
Seazen Holdings Co., Ltd., Class A	200	835
S-Enjoy Service Group Co., Ltd.	9,000	10,599
*SF Holding Co., Ltd., Class A	300	2,317
SG Micro Corp., Class A	600	25,295
SGIS Songshan Co., Ltd., Class A	542,800	302,386
Shaan Xi Provincial Natural Gas Co., Ltd., Class A	200	211
Shaanxi Coal Industry Co., Ltd., Class A	43,500	112,717
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	16,100	25,380
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	27,700	75,780
Shandong Gold Mining Co., Ltd., Class H	802,500	1,483,052
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	200	572
Shandong Hi-speed Co., Ltd., Class A	200	167
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	390	1,773
Shandong Humon Smelting Co., Ltd., Class A	20,100	28,629
Shandong Linglong Tyre Co., Ltd., Class A	200	535
*Shandong Longda Meishi Co., Ltd., Class A	100	151
Shandong Nanshan Aluminum Co., Ltd., Class A	45,000	22,088
Shandong New Beiyang Information Technology Co., Ltd., Class A	100	96
Shandong Sun Paper Industry JSC, Ltd., Class A	2,700	5,008
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	116,000	124,632
*Shanghai 2345 Network Holding Group Co., Ltd., Class A	66,700	19,784
Shanghai AJ Group Co., Ltd., Class A	300	268
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	100,000	470,663
Shanghai Baosight Software Co., Ltd., Class A	130	931
Shanghai Belling Co., Ltd., Class A	100	237
Shanghai Electric Group Co., Ltd., Class H	4,000	979
Shanghai Electric Power Co., Ltd., Class A	200	269
Shanghai Environment Group Co., Ltd., Class A	13,700	19,885
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	500	2,160
*Shanghai Fudan Microelectronics Group Co., Ltd., Class H	8,000	23,757
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	1,000	418
Shanghai Industrial Development Co., Ltd., Class A	200	121
Shanghai Industrial Holdings, Ltd.	34,000	50,093
Shanghai Industrial Urban Development Group, Ltd.	4,000	352
*Shanghai International Airport Co., Ltd., Class A	100	744
Shanghai International Port Group Co., Ltd., Class A	44,900	40,089

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Shanghai Jahwa United Co., Ltd., Class A	100	$469
»Shanghai Jin Jiang Capital Co., Ltd., Class H	64,000	25,205
Shanghai Jinjiang International Hotels Co., Ltd., Class A	100	809
Shanghai Lingang Holdings Corp., Ltd., Class A	120	230
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	200	319
Shanghai M&G Stationery, Inc., Class A	16,000	115,151
Shanghai Maling Aquarius Co., Ltd., Class A	200	212
Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	100	172
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	160,600	261,180
Shanghai Pudong Development Bank Co., Ltd., Class A	15,000	18,135
*Shanghai Putailai New Energy Technology Co., Ltd.	6,115	109,324
Shanghai RAAS Blood Products Co., Ltd., Class A	36,400	29,595
*Shanghai Shenda Co., Ltd., Class A	100	51
Shanghai Shimao Co., Ltd., Class A	600	279
Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	13,100	17,771
Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	100	112
Shanghai Tunnel Engineering Co., Ltd., Class A	200	176
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	100	204
Shanghai Wanye Enterprises Co., Ltd., Class A	100	232
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	400	541
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	10,700	18,656
Shanghai Zijiang Enterprise Group Co., Ltd., Class A	100	71
Shanxi Blue Flame Holding Co., Ltd., Class A	100	163
Shanxi Coking Co., Ltd., Class A	25,030	21,029
Shanxi Coking Coal Energy Group Co., Ltd., Class A	500	1,056
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	11,500	26,821
*Shanxi Meijin Energy Co., Ltd., Class A	31,700	49,877
Shanxi Securities Co., Ltd., Class A	300	226
Shanxi Taigang Stainless Steel Co., Ltd., Class A	3,600	3,225
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	140	5,733
Shanying International Holding Co., Ltd., Class A	8,000	3,397
Shenergy Co., Ltd., Class A	26,700	22,392
*Shengda Resources Co., Ltd., Class A	693,700	1,183,375
Shenghe Resources Holding Co., Ltd., Class A	8,500	20,157
Shengyi Technology Co., Ltd., Class A	8,600	21,598
Shenwan Hongyuan Group Co., Ltd., Class H	1,600	336
Shenzhen Agricultural Products Group Co., Ltd., Class A	200	180
*Shenzhen Airport Co., Ltd., Class A	300	288
Shenzhen Aisidi Co., Ltd., Class A	200	217
Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	200	87
Shenzhen Capchem Technology Co., Ltd., Class A	17,400	175,161
Shenzhen Comix Group Co., Ltd., Class A	100	82
*Shenzhen Danbond Technology Co., Ltd., Class A	200	33
Shenzhen Das Intellitech Co., Ltd., Class A	452,000	183,068
Shenzhen Desay Battery Technology Co., Class A	3,300	15,442
Shenzhen Energy Group Co., Ltd., Class A	400	352
*Shenzhen Everwin Precision Technology Co., Ltd., Class A	120	139
Shenzhen Expressway Corp., Ltd., Class H	22,000	22,684
Shenzhen Gas Corp., Ltd., Class A	200	193
Shenzhen Gongjin Electronics Co., Ltd., Class A	100	101
Shenzhen Goodix Technology Co., Ltd.	1,900	16,160
*Shenzhen Grandland Group Co., Ltd., Class A	100	34
Shenzhen H&T Intelligent Control Co., Ltd., Class A	106,700	218,326
Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	100	177
Shenzhen Heungkong Holding Co., Ltd., Class A	400	136
Shenzhen Inovance Technology Co., Ltd., Class A	4,650	40,397
Shenzhen International Holdings, Ltd.	690,669	744,704

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Shenzhen Investment Holdings Bay Area Development Co., Ltd.	14,500	$5,064
Shenzhen Investment, Ltd.	312,000	67,600
Shenzhen Jinjia Group Co., Ltd., Class A	200	264
Shenzhen Kaifa Technology Co., Ltd., Class A	100	147
Shenzhen Kangtai Biological Products Co., Ltd.	6,300	61,400
Shenzhen Kinwong Electronic Co., Ltd., Class A	100	310
Shenzhen Megmeet Electrical Co., Ltd., Class A	4,900	13,818
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	100	4,705
*Shenzhen MTC Co., Ltd., Class A	27,400	13,325
*Shenzhen Neptunus Bioengineering Co., Ltd., Class A	200	97
Shenzhen Overseas Chinese Town Co., Ltd., Class A	130,000	118,418
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	100	346
Shenzhen SC New Energy Technology Corp., Class A	1,800	16,071
*Shenzhen SDG Information Co., Ltd., Class A	100	70
Shenzhen Sunline Tech Co., Ltd., Class A	117,100	161,324
Shenzhen Sunlord Electronics Co., Ltd., Class A	100	378
Shenzhen Sunway Communication Co., Ltd., Class A	100	221
Shenzhen Tagen Group Co., Ltd., Class A	22,500	22,562
*Shenzhen Techand Ecology & Environment Co., Ltd., Class A	200	68
Shenzhen Topband Co., Ltd., Class A	13,100	15,621
*Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	100	79
Shenzhen World Union Group, Inc., Class A	200	97
Shenzhen Yinghe Technology Co., Ltd., Class A	100	270
Shenzhen Ysstech Info-tech Co., Ltd., Class A	100	124
Shenzhen YUTO Packaging Technology Co., Ltd., Class A	200	743
Shenzhen Zhenye Group Co., Ltd., Class A	300	197
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	400	252
Shenzhou International Group Holdings, Ltd.	132,100	1,833,471
*Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	200	158
Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	140	525
#»Shimao Group Holdings, Ltd.	122,500	69,008
*Shineco, Inc.	23	54
Shoucheng Holdings, Ltd.	224,000	30,833
#Shougang Fushan Resources Group, Ltd.	320,000	121,129
*Shouhang High-Tech Energy Co., Ltd., Class A	200	83
Shui On Land, Ltd.	517,000	73,799
Sichuan Chuantou Energy Co., Ltd., Class A	400	664
*Sichuan Hebang Biotechnology Co., Ltd., Class A	65,300	31,069
Sichuan Hexie Shuangma Co., Ltd., Class A	100	264
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	15,500	39,557
*Sichuan Languang Development Co., Ltd., Class A	200	52
Sieyuan Electric Co., Ltd., Class A	100	453
Sino Biopharmaceutical, Ltd.	3,974,000	2,101,935
Sinocare, Inc., Class A	100	224
Sinofert Holdings, Ltd.	790,000	132,906
Sinolink Securities Co., Ltd., Class A	9,500	11,800
Sinoma International Engineering Co., Class A	300	353
Sinoma Science & Technology Co., Ltd., Class A	300	918
Sinomach Automobile Co., Ltd., Class A	100	93
Sino-Ocean Group Holding, Ltd.	2,150,500	411,125
Sinopec Engineering Group Co., Ltd., Class H	801,000	419,583
Sinopec Kantons Holdings, Ltd.	102,000	34,970
*Sinopec Oilfield Service Corp., Class H	2,000	150
Sinopharm Group Co., Ltd., Class H	135,600	313,848
Sinosoft Technology Group, Ltd.	1,000	55
Sinotrans, Ltd., Class H	89,000	27,224
Sinotruk Hong Kong, Ltd.	39,000	47,718
Skshu Paint Co., Ltd., Class A	140	1,565

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Skyfame Realty Holdings, Ltd.	110,000	$1,192
Skyworth Digital Co., Ltd., Class A	200	372
*Skyworth Group, Ltd.	228,000	121,466
*SOHO China, Ltd.	638,000	117,092
*Solargiga Energy Holdings, Ltd.	2,000	89
Songcheng Performance Development Co., Ltd., Class A	10,400	19,620
SooChow Securities Co., Ltd., Class A	390	399
*Sou Yu Te Group Co., Ltd., Class A	300	55
#*South Manganese Investment, Ltd.	1,000	110
*Spring Airlines Co., Ltd., Class A	100	692
SSY Group, Ltd.	106,000	52,688
Sun Art Retail Group, Ltd.	4,000	1,254
Sun King Technology Group, Ltd.	174,000	50,341
Sunflower Pharmaceutical Group Co., Ltd., Class A	75,800	212,277
Sunfly Intelligent Technology Co., Ltd., Class A	100	133
Sungrow Power Supply Co., Ltd., Class A	100	952
*Suning Universal Co., Ltd., Class A	300	158
*Suning.com Co., Ltd., Class A	45,300	22,030
Sunny Optical Technology Group Co., Ltd.	138,500	2,056,454
*»Sunshine 100 China Holdings, Ltd.	2,000	94
Sunward Intelligent Equipment Co., Ltd., Class A	100	99
*Sunwave Communications Co., Ltd., Class A	100	55
Sunwoda Electronic Co., Ltd., Class A	15,900	53,266
Suofeiya Home Collection Co., Ltd., Class A	200	614
Suzhou Anjie Technology Co., Ltd., Class A	100	196
*Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	100	46
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	200	509
Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	300	215
Suzhou Maxwell Technologies Co., Ltd.	480	24,287
SY Holdings Group, Ltd.	500	407
Symphony Holdings, Ltd./Hong Kong	120,000	15,141
Taiji Computer Corp., Ltd., Class A	5,700	14,830
*Tangrenshen Group Co., Ltd., Class A	14,000	15,851
Tangshan Jidong Cement Co., Ltd., Class A	200	324
TangShan Port Group Co., Ltd., Class A	39,700	16,438
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	100	99
TBEA Co., Ltd., Class A	300	875
TCL Electronics Holdings, Ltd.	92,000	42,212
TCL Technology Group Corp., Class A	52,000	32,727
Tencent Holdings, Ltd.	500,200	24,059,632
*Tencent Music Entertainment Group, ADR	31,001	131,754
Thunder Software Technology Co., Ltd.	3,900	55,232
Tian An China Investment Co., Ltd.	8,000	3,813
Tian Di Science & Technology Co., Ltd., Class A	900	611
Tian Lun Gas Holdings, Ltd.	500	296
Tiangong International Co., Ltd.	116,000	38,735
Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	100	415
Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	300	261
Tianjin Guangyu Development Co., Ltd., Class A	200	333
Tianjin Port Development Holdings, Ltd.	4,000	326
Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	25,400	149,225
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	100	295
Tianli Education International Holdings, Ltd.	83,000	8,251
Tianneng Power International, Ltd.	66,000	55,434
Tianshui Huatian Technology Co., Ltd., Class A	300	386
*Tibet Summit Resources Co., Ltd., Class A	200	590
Tibet Tianlu Co., Ltd., Class A	100	83

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
*Tibet Water Resources, Ltd.	3,000	$187
Times China Holdings, Ltd.	41,000	14,631
Tingyi Cayman Islands Holding Corp.	88,000	161,282
Titan Wind Energy Suzhou Co., Ltd., Class A	600	908
Tong Ren Tang Technologies Co., Ltd., Class H	81,000	62,354
*Tongcheng Travel Holdings, Ltd.	1,200	2,160
*Tongda Group Holdings, Ltd.	15,000	256
*Tongdao Liepin Group	6,200	11,489
*Tongding Interconnection Information Co., Ltd., Class A	100	57
TongFu Microelectronics Co., Ltd., Class A	100	200
*Tongguan Gold Group, Ltd.	2,000	196
Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	200	305
*Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd., Class A	200	127
Tongkun Group Co., Ltd., Class A	200	457
*Tongling Jingda Special Magnet Wire Co., Ltd., Class A	200	128
Tongling Nonferrous Metals Group Co., Ltd., Class A	2,500	1,317
Tongwei Co., Ltd., Class A	300	1,856
Tongyu Heavy Industry Co., Ltd., Class A	47,700	17,596
Top Spring International Holdings, Ltd.	500	62
Topsec Technologies Group, Inc., Class A	13,800	19,199
Towngas Smart Energy Co., Ltd.	76,446	38,096
TravelSky Technology, Ltd., Class H	333,000	506,748
*Trigiant Group, Ltd.	2,000	120
*Trip.com Group, Ltd., Sponsored ADR	17,078	403,895
*Trip.com Group, Ltd.	82,100	1,958,810
Truly International Holdings, Ltd.	212,000	58,903
Tsaker Chemical Group, Ltd.	1,000	184
Tsingtao Brewery Co., Ltd.	26,000	213,570
*TuanChe, Ltd., ADR	8	19
*Tunghsu Optoelectronic Technology Co., Ltd., Class A	900	228
*Tus Environmental Science And Technology Development Co., Ltd., Class A	200	94
Unigroup Guoxin Microelectronics Co., Ltd., Class A	900	24,798
Unilumin Group Co., Ltd., Class A	100	84
Uni-President China Holdings, Ltd.	218,000	192,545
Unisplendour Corp., Ltd., Class A	700	1,792
United Energy Group, Ltd.	496,000	58,791
Universal Scientific Industrial Shanghai Co., Ltd., Class A	100	182
Vatti Corp., Ltd., Class A	100	76
Victory Giant Technology Huizhou Co., Ltd., Class A	100	253
Vinda International Holdings, Ltd.	1,000	2,422
*Viomi Technology Co., Ltd., ADR	267	419
*Vipshop Holdings, Ltd., Sponsored ADR	33,169	254,075
*Vnet Group, Inc., Sponsored ADR	19,235	114,833
Walvax Biotechnology Co., Ltd., Class A	8,800	70,819
*Wanda Film Holding Co., Ltd., Class A	200	344
*Wanda Hotel Development Co., Ltd.	1,000	36
Wangsu Science & Technology Co., Ltd., Class A	2,800	2,024
Wanhua Chemical Group Co., Ltd., Class A	37,100	434,864
Want Want China Holdings, Ltd.	169,000	152,713
Wanxiang Qianchao Co., Ltd., Class A	200	156
Wasion Holdings, Ltd.	38,000	12,544
Wasu Media Holding Co., Ltd., Class A	100	112
#*Weibo Corp., Sponsored ADR	4,653	107,670
Weichai Power Co., Ltd., Class H	26,000	36,782
Weihai Guangwei Composites Co., Ltd., Class A	100	750
Wellhope Foods Co., Ltd., Class A	200	239
Wens Foodstuffs Group Co., Ltd.	24,800	69,676
West China Cement, Ltd.	578,000	91,347

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Western Securities Co., Ltd., Class A	265,500	$249,442
Wharf Holdings, Ltd. (The)	150,000	440,662
Wingtech Technology Co., Ltd., Class A	100	990
Winning Health Technology Group Co., Ltd., Class A	200	239
Wisdom Education International Holdings Co., Ltd.	2,000	71
*Wison Engineering Services Co., Ltd.	2,000	78
Wuchan Zhongda Group Co., Ltd., Class A	59,100	44,047
*Wuhan DDMC Culture & Sports Co., Ltd., Class A	100	56
Wuhan Guide Infrared Co., Ltd., Class A	214,380	498,048
Wuhu Token Science Co., Ltd., Class A	200	185
Wuliangye Yibin Co., Ltd., Class A	87,600	2,138,396
WUS Printed Circuit Kunshan Co., Ltd., Class A	10,550	20,650
Wushang Group Co., Ltd., Class A	100	155
WuXi AppTec Co., Ltd., Class H	1,400	19,449
*Wuxi Biologics Cayman, Inc.	291,500	2,229,119
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	4,860	32,394
Wuxi Taiji Industry Co., Ltd., Class A	100	100
XCMG Construction Machinery Co., Ltd., Class A	26,300	19,641
Xiabuxiabu Catering Management China Holdings Co., Ltd.	168,000	74,727
Xiamen C & D, Inc., Class A	300	653
*Xiamen Comfort Science & Technology Group Co., Ltd., Class A	100	125
Xiamen International Port Co., Ltd., Class H	2,000	222
Xiamen ITG Group Corp., Ltd., Class A	200	225
Xiamen Tungsten Co., Ltd., Class A	100	237
Xiamen Xiangyu Co., Ltd., Class A	200	263
Xiandai Investment Co., Ltd., Class A	100	61
#*Xiaomi Corp., Class B	1,907,400	2,965,821
Xilinmen Furniture Co., Ltd., Class A	4,600	16,262
Xinfengming Group Co., Ltd., Class A	100	143
Xingda International Holdings, Ltd.	104,085	18,837
Xinhu Zhongbao Co., Ltd., Class A	1,200	501
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	25,000	35,941
Xinjiang Tianshan Cement Co., Ltd., Class A	100	183
Xinjiang Zhongtai Chemical Co., Ltd., Class A	100	111
*Xinte Energy Co., Ltd., Class H	38,400	85,549
Xinxing Ductile Iron Pipes Co., Ltd., Class A	7,100	5,153
Xinyi Solar Holdings, Ltd.	346,161	522,364
Xinyu Iron & Steel Co., Ltd., Class A	300	259
Xtep International Holdings, Ltd.	1,532,361	2,273,304
Xuji Electric Co., Ltd., Class A	100	236
Yadea Group Holdings, Ltd.	28,000	42,681
*YaGuang Technology Group Co., Ltd., Class A	100	79
*Yanchang Petroleum International, Ltd.	20,000	135
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	18,500	24,239
Yankuang Energy Group Co., Ltd., Class H	2,000	5,710
Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	100	161
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	100	469
YanTai Shuangta Food Co., Ltd., Class A	100	109
Yantai Tayho Advanced Materials Co., Ltd., Class A	8,800	17,397
Yealink Network Technology Corp., Ltd., Class A	2,000	23,362
#*YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	61,600	39,647
Yifan Pharmaceutical Co., Ltd., Class A	100	178
Yifeng Pharmacy Chain Co., Ltd., Class A	19,090	105,773
Yihai International Holding, Ltd.	1,000	2,849
*Yintai Gold Co., Ltd., Class A	11,100	15,559
Yixintang Pharmaceutical Group Co., Ltd., Class A	9,500	29,036
Yonghui Superstores Co., Ltd., Class A	78,600	52,426

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Yonyou Network Technology Co., Ltd., Class A	17,500	$50,431
Yotrio Group Co., Ltd., Class A	414,600	205,998
Youngor Group Co., Ltd., Class A	55,100	56,662
*Youzu Interactive Co., Ltd., Class A	100	137
Yuexiu Property Co., Ltd.	54,000	56,573
Yuexiu Transport Infrastructure, Ltd.	42,000	26,925
Yum China Holdings, Inc.	36,300	1,541,541
Yum China Holdings, Inc.	16,716	698,729
Yunda Holding Co., Ltd., Class A	31,400	72,996
*Yunji, Inc., ADR	3,180	3,403
*Yunnan Aluminium Co., Ltd., Class A	300	475
Yunnan Baiyao Group Co., Ltd., Class A	100	1,148
Yunnan Copper Co., Ltd., Class A	200	316
*Yunnan Energy New Material Co., Ltd., Class A	2,400	73,337
*Yunnan Tin Co., Ltd., Class A	200	540
Yutong Bus Co., Ltd., Class A	100	114
Yuzhou Group Holdings Co., Ltd.	133,272	9,512
Zepp Health Corp., ADR	6,805	16,468
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd.	1,500	69,143
#Zhaojin Mining Industry Co., Ltd., Class H	1,333,000	1,272,493
Zhefu Holding Group Co., Ltd., Class A	300	202
*Zhejiang Century Huatong Group Co., Ltd., Class A	37,400	26,804
Zhejiang Chint Electrics Co., Ltd., Class A	18,100	89,087
Zhejiang Communications Technology Co., Ltd.	200	205
*Zhejiang Conba Pharmaceutical Co., Ltd., Class A	100	67
Zhejiang Crystal-Optech Co., Ltd., Class A	100	142
Zhejiang Dahua Technology Co., Ltd., Class A	300	755
*Zhejiang Expressway Co., Ltd., Class H	2,000	1,654
Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	100	190
Zhejiang Hailiang Co., Ltd., Class A	13,200	18,006
Zhejiang Hangmin Co., Ltd., Class A	200	154
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	18,000	17,074
Zhejiang Huace Film & Television Co., Ltd., Class A	800	523
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	100	228
Zhejiang Huayou Cobalt Co., Ltd., Class A	100	1,239
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	33,600	52,765
Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	100	357
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	2,800	21,311
*Zhejiang Jingu Co., Ltd., Class A	100	78
Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	120	156
Zhejiang Juhua Co., Ltd., Class A	10,700	18,285
Zhejiang Longsheng Group Co., Ltd., Class A	400	606
Zhejiang Medicine Co., Ltd., Class A	9,500	18,065
Zhejiang Meida Industrial Co., Ltd., Class A	100	212
Zhejiang Narada Power Source Co., Ltd., Class A	100	162
Zhejiang NHU Co., Ltd., Class A	51,480	207,495
Zhejiang Runtu Co., Ltd., Class A	100	117
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	78,900	199,100
Zhejiang Semir Garment Co., Ltd., Class A	100	98
Zhejiang Supor Co., Ltd., Class A	100	829
Zhejiang Wanliyang Co., Ltd., Class A	200	200
Zhejiang Weiming Environment Protection Co., Ltd., Class A	100	368
Zhejiang Weixing New Building Materials Co., Ltd., Class A	44,200	126,377
Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	300	402
Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	140	364
Zhejiang Yankon Group Co., Ltd., Class A	100	51
Zhejiang Yasha Decoration Co., Ltd., Class A	200	140
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	400	426

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Zheshang Securities Co., Ltd., Class A	400	$555
*Zhong An Group, Ltd.	3,000	115
Zhongji Innolight Co., Ltd., Class A	32,700	150,756
Zhongjin Gold Corp., Ltd., Class A	500	544
Zhongshan Broad Ocean Motor Co., Ltd., Class A	300	226
Zhongshan Public Utilities Group Co., Ltd., Class A	100	116
Zhongsheng Group Holdings, Ltd.	96,000	639,906
*Zhongtian Financial Group Co., Ltd., Class A	24,900	7,985
Zhongyu Energy Holdings, Ltd.	21,000	18,521
Zhongyuan Environment-Protection Co., Ltd., Class A	100	85
Zhou Hei Ya International Holdings Co., Ltd.	196,000	102,420
Zhuguang Holdings Group Co., Ltd.	88,000	16,038
Zhuhai Huafa Properties Co., Ltd., Class A	24,600	28,261
*Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	100	114
Zhuzhou CRRC Times Electric Co., Ltd., Class H	49,000	195,784
Zhuzhou Kibing Group Co., Ltd., Class A	9,000	15,055
Zibo Qixiang Tengda Chemical Co., Ltd., Class A	280	300
Zijin Mining Group Co., Ltd., Class H	1,706,000	2,543,948
*ZJBC Information Technology Co., Ltd., Class A	100	43
*Zk International Group Co., Ltd.	4	4
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	1,435,000	850,449
ZTE Corp., Class H	23,800	50,596
ZTO Express Cayman, Inc.	20,450	571,317
ZTO Express Cayman, Inc., Sponsored ADR	13,915	382,802

TOTAL CHINA		250,222,763

COLOMBIA (0.2%)
Banco de Bogota SA	52	660
Bancolombia SA, Sponsored ADR	11,762	456,013
Bancolombia SA	650	6,343
Bancolombia SA, Preference	9,414	90,874
Celsia SA ESP	38,592	41,425
Cementos Argos SA	40,401	60,988
Corp Financiera Colombiana SA	158	1,152
Ecopetrol SA	1,171,787	944,384
Ecopetrol SA, Sponsored ADR	1,381	22,413
Grupo Argos SA	10,125	36,652
Grupo Aval Acciones y Valores SA, Sponsored ADR	1,866	7,800
Grupo Aval Acciones y Valores SA, Preference	79,536	16,995
Grupo de Inversiones Suramericana SA, Preference	140	771
Grupo Energia Bogota SA ESP	1,688	1,069
Interconexion Electrica SA ESP	635	3,474
Mineros SA	188	153
Promigas SA ESP	284	497

TOTAL COLOMBIA		1,691,663

CZECHIA (0.1%)
CEZ A/S	19,783	849,088
Komercni Banka A/S	4,529	150,304
Moneta Money Bank A/S	7,376	27,673

TOTAL CZECHIA		1,027,065

EGYPT (0.0%)
Commercial International Bank Egypt SAE, Registered Shares, GDR	148,157	332,612

TOTAL EGYPT		332,612

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
GREECE (0.3%)
*Aegean Airlines SA	2,212	$12,555
*Alpha Services and Holdings SA	297,527	340,870
Athens Water Supply & Sewage Co. SA	263	1,981
Autohellas Tourist and Trading SA	1,928	19,017
*Bank of Greece	710	13,407
*Ellaktor SA	9,545	13,735
*Eurobank Ergasias Services and Holdings SA	207,167	218,508
*Fourlis Holdings SA	4,999	19,618
*GEK Terna Holding Real Estate Construction SA	367	3,794
Hellenic Exchanges - Athens Stock Exchange SA	4,385	17,347
Hellenic Petroleum Holdings SA	243	1,856
Hellenic Telecommunications Organization SA	73,191	1,420,720
Holding Co. ADMIE IPTO SA	9,447	22,872
JUMBO SA	4,657	75,855
*LAMDA Development SA	92	632
Motor Oil Hellas Corinth Refineries SA	4,718	75,157
Mytilineos SA	5,959	111,270
*National Bank of Greece SA	39,827	160,710
OPAP SA	2,263	33,853
*Piraeus Financial Holdings SA	25	37
Piraeus Port Authority SA	880	16,135
Plastika Kritis SA	17	305
*Public Power Corp. SA	239	1,929
Quest Holdings SA	2,014	12,472
Sarantis SA	1,648	12,587
Terna Energy SA	205	3,841
Titan Cement International SA	207	2,935

TOTAL GREECE		2,613,998

HUNGARY (0.1%)
Magyar Telekom Telecommunications PLC	24,966	27,052
MOL Hungarian Oil & Gas PLC	60,235	513,749
*Opus Global Nyrt	328	184
*OTP Bank Nyrt	16,528	497,861
Richter Gedeon Nyrt	4,410	87,945

TOTAL HUNGARY		1,126,791

INDIA (15.6%)
Aarti Drugs, Ltd.	5,687	34,311
Aarti Industries, Ltd.	423	4,914
ACC, Ltd.	6,277	191,235
Adani Enterprises, Ltd.	4,908	149,726
*Adani Green Energy, Ltd.	6,259	236,039
Adani Ports & Special Economic Zone, Ltd.	70,333	787,954
Adani Total Gas, Ltd.	2,776	89,006
*Adani Transmission, Ltd.	23,629	862,257
Advanced Enzyme Technologies, Ltd.	5,283	20,889
Aegis Logistics, Ltd.	7,255	21,017
Agro Tech Foods, Ltd.	8	95
*Ahluwalia Contracts India, Ltd.	40	272
AIA Engineering, Ltd.	338	8,566
Ajanta Pharma, Ltd.	5,389	121,333
Akzo Nobel India, Ltd.	1,316	32,339
Alembic Pharmaceuticals, Ltd.	80	817
Alembic, Ltd.	100	101
Alkem Laboratories, Ltd.	1	43
Alkyl Amines Chemicals	928	38,600
Allcargo Logistics, Ltd.	3,496	15,975

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
*Alok Industries, Ltd.	70,636	$23,794
Amara Raja Batteries, Ltd.	11,587	85,263
*Amber Enterprises India, Ltd.	24	1,165
Ambuja Cements, Ltd.	23,037	112,168
Amrutanjan Health Care, Ltd.	2,450	29,058
*APL Apollo Tubes, Ltd.	9,317	124,722
Apollo Hospitals Enterprise, Ltd.	22,271	1,297,744
Apollo Tyres, Ltd.	522,888	1,402,257
*Arvind Fashions, Ltd.	52	195
*Arvind, Ltd.	12,974	20,876
Asahi India Glass, Ltd.	3,821	23,036
Ashok Leyland, Ltd.	154,344	256,626
*Ashoka Buildcon, Ltd.	152	172
Asian Paints, Ltd.	23,046	975,956
Astec Lifesciences, Ltd.	435	10,409
*Aster DM Healthcare, Ltd.	11,621	29,249
Astral, Ltd.	7,466	210,319
AstraZeneca Pharma India, Ltd.	181	6,511
Atul, Ltd.	8,792	1,029,702
*AU Small Finance Bank, Ltd.	4,575	83,193
Aurobindo Pharma, Ltd.	18,233	150,040
Automotive Axles, Ltd.	8	169
Avanti Feeds, Ltd.	31,268	178,382
*Avenue Supermarts, Ltd.	5,093	262,787
*Axis Bank, Ltd.	389,657	3,713,956
Bajaj Auto, Ltd.	6,321	308,395
Bajaj Consumer Care, Ltd.	9,241	20,261
*Bajaj Electricals, Ltd.	32	459
Bajaj Finserv, Ltd.	2,565	500,338
Balaji Amines, Ltd.	1,763	74,532
Balkrishna Industries, Ltd.	2,720	76,296
Balmer Lawrie & Co., Ltd.	88	137
Balrampur Chini Mills, Ltd.	17,685	102,511
Bandhan Bank, Ltd.	69,508	304,065
*Bank of Baroda	37,353	55,168
*Bank of Maharashtra	2,688	631
BASF India, Ltd.	1,253	44,167
Bata India, Ltd.	48	1,224
BEML, Ltd.	1,637	35,545
Berger Paints India, Ltd.	8,452	79,381
*BF Utilities, Ltd.	24	120
Bhansali Engineering Polymers, Ltd.	84	138
Bharat Dynamics, Ltd.	80	783
Bharat Electronics, Ltd.	79,380	247,717
Bharat Forge, Ltd.	10,058	92,333
*Bharat Heavy Electricals, Ltd.	200,161	137,862
Bharat Petroleum Corp., Ltd.	128,918	611,514
Bharat Rasayan, Ltd.	91	16,523
*Bharti Airtel, Ltd.	260,770	2,520,967
*Biocon, Ltd.	10,065	48,513
Birla Corp., Ltd.	8,881	126,408
Birlasoft, Ltd.	52,413	283,792
Bliss Gvs Pharma, Ltd.	56	59
Blue Dart Express, Ltd.	33	2,952
Blue Star, Ltd.	4,307	64,025
Bombay Burmah Trading Co.	1,078	14,144
*Borosil Renewables, Ltd.	3,173	29,259

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
Bosch, Ltd.	686	$130,049
Brigade Enterprises, Ltd.	74,330	443,204
Britannia Industries, Ltd.	3,199	137,231
*Camlin Fine Sciences, Ltd.	5,778	9,184
*Canara Bank	8,586	25,794
*Capacit’e Infraprojects, Ltd.	44	79
Caplin Point Laboratories, Ltd.	32	295
Carborundum Universal, Ltd.	5,252	52,687
Care Ratings, Ltd.	16	96
Castrol India, Ltd.	81,602	115,396
CCL Products India, Ltd.	4,490	23,973
Ceat, Ltd.	8,012	117,886
Central Depository Services India, Ltd.	954	17,216
Century Plyboards India, Ltd.	5,102	42,392
Century Textiles & Industries, Ltd.	3,512	38,399
Cera Sanitaryware, Ltd.	413	22,534
CESC, Ltd.	231,782	259,700
*CG Power & Industrial Solutions, Ltd.	20,916	54,149
Chambal Fertilisers and Chemicals, Ltd.	66,349	397,135
*Chennai Petroleum Corp., Ltd.	72	263
Cholamandalam Financial Holdings, Ltd.	5,753	48,851
Cigniti Technologies, Ltd.	16	91
Cipla, Ltd.	55,170	708,151
City Union Bank, Ltd.	59,631	106,948
Coal India, Ltd.	101,926	243,807
Cochin Shipyard, Ltd.	2,542	11,117
Coforge, Ltd.	44	2,418
Colgate-Palmolive India, Ltd.	11,015	238,413
Computer Age Management Services, Ltd.	337	10,926
Container Corp. p of India, Ltd.	19,680	166,415
Coromandel International, Ltd.	305	3,569
Cosmo Films, Ltd.	730	18,112
CRISIL, Ltd.	1,225	59,044
Crompton Greaves Consumer Electricals, Ltd.	255,149	1,284,381
*CSB Bank, Ltd.	2,515	7,047
Cummins India, Ltd.	6,982	94,118
Cyient, Ltd.	3,807	44,082
Dabur India, Ltd.	41,309	300,837
Dalmia Bharat, Ltd.	3,700	73,531
*DCB Bank, Ltd.	682	714
DCM Shriram, Ltd.	448	6,951
Deepak Fertilisers & Petrochemicals Corp., Ltd.	7,160	63,205
Deepak Nitrite, Ltd.	85,217	2,593,660
Delta Corp., Ltd.	15,685	54,590
Dhampur Sugar Mills, Ltd.	4,379	29,903
Dhanuka Agritech, Ltd.	20	187
Dilip Buildcon, Ltd.	2,242	7,736
*Dish TV India, Ltd.	208,876	44,812
*Dishman Carbogen Amcis, Ltd.	76	164
Divi’s Laboratories, Ltd.	14,807	872,701
Dixon Technologies India, Ltd.	1,081	62,169
DLF, Ltd.	49,704	241,782
Dr Lal PathLabs, Ltd.	3,987	135,608
Dr Reddy’s Laboratories, Ltd., Sponsored ADR	10,678	573,195
Dr Reddy’s Laboratories, Ltd.	5,084	274,806
Dwarikesh Sugar Industries, Ltd.	6,482	10,811
eClerx Services, Ltd.	1,343	42,304
Eicher Motors, Ltd.	9,203	316,671

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
EID Parry India, Ltd.	11,762	$81,696
*EIH, Ltd.	7,634	16,018
Elgi Equipments, Ltd.	11,056	50,151
Emami, Ltd.	2,608	16,777
Endurance Technologies, Ltd.	92	1,467
Engineers India, Ltd.	26,277	22,137
EPL, Ltd.	18,460	40,739
Eris Lifesciences, Ltd.	1,212	10,797
ESAB India, Ltd.	8	349
Escorts, Ltd.	9,360	200,179
*Eveready Industries India, Ltd.	36	152
Exide Industries, Ltd.	400	802
*FDC, Ltd.	3,417	12,024
Federal Bank, Ltd.	1,465,871	1,840,908
Fine Organic Industries, Ltd.	12	704
Finolex Cables, Ltd.	9,235	48,493
Finolex Industries, Ltd.	28,525	58,287
Firstsource Solutions, Ltd.	28,317	46,304
Force Motors, Ltd.	8	126
*Fortis Healthcare, Ltd.	66,092	230,977
Gabriel India, Ltd.	100	156
GAIL India, Ltd.	258,059	537,268
Galaxy Surfactants, Ltd.	1,023	39,038
Garware Technical Fibres, Ltd.	1,327	52,951
*Gateway Distriparks, Ltd.	14,492	14,133
GE Power India, Ltd.	24	56
*GE T&D India, Ltd.	104	172
*General Insurance Corp. of India	156	266
GHCL, Ltd.	2,562	20,754
Gillette India, Ltd.	202	13,913
GlaxoSmithKline Pharmaceuticals, Ltd.	40	822
Glenmark Pharmaceuticals, Ltd.	48,610	279,511
GMM Pfaudler, Ltd.	30	1,777
*GMR Infrastructure, Ltd.	1,028	506
*»Gmr Power And Urban Infra, Ltd.	102	63
Godfrey Phillips India, Ltd.	441	7,010
Godrej Agrovet, Ltd.	3,093	22,066
*Godrej Consumer Products, Ltd.	32,943	337,176
*Godrej Industries, Ltd.	325	2,093
*Godrej Properties, Ltd.	281	5,784
Granules India, Ltd.	241,500	890,273
Graphite India, Ltd.	4,737	32,781
Grasim Industries, Ltd.	74,080	1,639,998
Great Eastern Shipping Co., Ltd. (The)	10,813	54,813
Greaves Cotton, Ltd.	108	234
Greenpanel Industries, Ltd.	1,373	10,873
Greenply Industries, Ltd.	4,184	11,560
Grindwell Norton, Ltd.	1,116	25,008
Gujarat Alkalies & Chemicals, Ltd.	40	520
Gujarat Ambuja Exports, Ltd.	4,212	18,263
Gujarat Fluorochemicals, Ltd.	23	844
Gujarat Gas, Ltd.	5,648	35,642
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	8,436	91,326
Gujarat Pipavav Port, Ltd.	36,303	41,388
Gujarat State Petronet, Ltd.	48,642	166,684
Gulf Oil Lubricants India, Ltd.	16	89
Hatsun Agro Product, Ltd.	1,426	19,721

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
Havells India, Ltd.	17,816	$305,733
HCL Technologies, Ltd.	242,155	3,418,855
HDFC Asset Management Co., Ltd.	2,654	70,887
HDFC Bank, Ltd.	180,902	3,276,671
HDFC Life Insurance Co., Ltd.	18,519	141,093
HEG, Ltd.	661	10,645
HeidelbergCement India, Ltd.	8,158	21,504
Hero MotoCorp, Ltd.	34,561	1,133,301
Hester Biosciences, Ltd.	367	12,544
HFCL, Ltd.	120,226	116,699
Hikal, Ltd.	9,921	51,654
HIL, Ltd.	343	17,223
Himadri Speciality Chemical, Ltd.	156	141
Himatsingka Seide, Ltd.	60	116
Hindalco Industries, Ltd.	234,237	1,478,948
Hinduja Global Solutions, Ltd.	2,246	30,074
Hindustan Aeronautics, Ltd.	10,510	219,309
Hindustan Copper, Ltd.	34,951	51,803
Hindustan Petroleum Corp., Ltd.	114,657	405,426
Hindustan Unilever, Ltd.	96,287	2,815,018
Hle Glascoat, Ltd.	253	15,363
Honeywell Automation India, Ltd.	96	50,381
Huhtamaki India, Ltd.	40	104
I G Petrochemicals, Ltd.	16	159
ICICI Bank, Ltd.	184,319	1,792,253
ICICI Bank, Ltd., Sponsored ADR	268,604	5,114,220
ICICI Lombard General Insurance Co., Ltd.	86,200	1,443,611
ICICI Prudential Life Insurance Co., Ltd.	14,185	97,560
ICICI Securities, Ltd.	456	3,345
ICRA, Ltd.	4	214
*IDFC First Bank, Ltd.	676,951	349,800
IDFC, Ltd.	115,950	86,611
*IFB Industries, Ltd.	1,088	13,686
India Cements, Ltd. (The)	502,373	1,359,070
*Indiabulls Real Estate, Ltd.	24,057	28,103
Indian Bank	303	648
Indian Energy Exchange, Ltd.	34,098	95,702
Indian Hotels Co., Ltd.	33,328	111,831
Indian Oil Corp., Ltd.	14,881	24,528
*Indian Overseas Bank	6,330	1,511
Indian Railway Catering & Tourism Corp., Ltd.	2,379	23,215
Indo Count Industries, Ltd.	5,631	11,484
Indraprastha Gas, Ltd.	38,878	179,228
*Indus Towers, Ltd.	28,381	77,596
IndusInd Bank, Ltd.	5,581	71,443
Infibeam Avenues, Ltd.	1,024	243
Info Edge India, Ltd.	6,817	414,790
Infosys, Ltd.	339,956	6,971,227
Infosys, Ltd., Sponsored ADR	120,745	2,399,203
Ingersoll Rand India, Ltd.	337	7,501
*Inox Leisure, Ltd.	2,585	16,949
*Intellect Design Arena, Ltd.	9,910	102,519
*InterGlobe Aviation, Ltd.	7,836	190,471
IOL Chemicals and Pharmaceuticals, Ltd.	32	192
Ipca Laboratories, Ltd.	130,523	1,727,529
*IRB Infrastructure Developers, Ltd.	5,032	15,542
IRCON International, Ltd.	21,224	11,481
ITC, Ltd.	891,810	3,028,018

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
*Jagran Prakashan, Ltd.	160	$140
*Jaiprakash Associates, Ltd.	85,264	10,373
*Jaiprakash Power Ventures, Ltd.	414,721	40,147
*Jammu & Kashmir Bank, Ltd. (The)	376	152
Jamna Auto Industries, Ltd.	31,336	45,215
JB Chemicals & Pharmaceuticals, Ltd.	2,238	50,324
*JBM Auto, Ltd.	2,140	14,191
Jindal Poly Films, Ltd.	1,244	18,163
Jindal Saw, Ltd.	13,910	16,805
*Jindal Stainless Hisar, Ltd.	10,019	46,902
*Jindal Stainless, Ltd.	304,124	727,662
Jindal Steel & Power, Ltd.	88,162	622,846
JK Cement, Ltd.	39	1,351
JK Lakshmi Cement, Ltd.	12,458	72,050
JK Paper, Ltd.	8,801	41,229
JK Tyre & Industries, Ltd.	136	228
*Johnson Controls-Hitachi Air Conditioning India, Ltd.	12	309
JSW Energy, Ltd.	4,746	19,722
JSW Steel, Ltd.	84,689	805,594
JTEKT India, Ltd.	88	92
Jubilant Foodworks, Ltd.	37,035	264,527
Jubilant Ingrevia, Ltd.	334	2,198
Jubilant Pharmova, Ltd.	6,322	39,007
Jyothy Labs, Ltd.	5,440	10,981
Kajaria Ceramics, Ltd.	7,823	105,767
Kalpataru Power Transmission, Ltd.	11,476	54,038
Kansai Nerolac Paints, Ltd.	6,610	40,602
Karnataka Bank, Ltd. (The)	164	135
Karur Vysya Bank, Ltd. (The)	2,710	1,732
Kaveri Seed Co., Ltd.	44	310
KEC International, Ltd.	11,070	57,542
KEI Industries, Ltd.	94,827	1,497,533
Kennametal India, Ltd.	8	201
*Kiri Industries, Ltd.	20	130
Kirloskar Ferrous Industries, Ltd.	4,634	15,007
Kirloskar Oil Engines, Ltd.	80	170
KNR Constructions, Ltd.	15,827	55,974
Kotak Mahindra Bank, Ltd.	64,838	1,518,902
KPIT Technologies, Ltd.	22,870	165,700
*KPR Mill, Ltd.	3,038	25,046
KRBL, Ltd.	120	375
KSB, Ltd.	667	11,648
L&T Technology Services, Ltd.	107	5,727
LA Opala RG, Ltd.	40	160
Lakshmi Machine Works, Ltd.	101	12,399
Larsen & Toubro Infotech, Ltd.	3,771	238,716
Larsen & Toubro, Ltd.	63,024	1,396,929
Laurus Labs, Ltd.	7,955	60,706
*Lemon Tree Hotels, Ltd.	368	320
LG Balakrishnan & Bros, Ltd.	969	8,375
Linde India, Ltd.	37	1,734
LT Foods, Ltd.	276	315
Lupin, Ltd.	10,061	98,007
LUX Industries, Ltd.	1,508	45,653
Mahanagar Gas, Ltd.	8,617	86,708
Maharashtra Seamless, Ltd.	36	278
Mahindra & Mahindra, Ltd.	70,553	851,057

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
Mahindra CIE Automotive, Ltd.	13,711	$39,675
*Mahindra Holidays & Resorts India, Ltd.	5,165	17,250
*Mahindra Lifespace Developers, Ltd.	84	416
Mahindra Logistics, Ltd.	997	6,731
Maithan Alloys, Ltd.	12	206
*Mangalore Refinery & Petrochemicals, Ltd.	232	224
Marico, Ltd.	171,993	1,173,807
Marksans Pharma, Ltd.	352	248
Maruti Suzuki India, Ltd.	11,867	1,198,118
Mastek, Ltd.	670	24,658
*Max Financial Services, Ltd.	169	1,675
*Max Healthcare Institute, Ltd.	32	173
Mayur Uniquoters, Ltd.	28	137
*Meghmani Finechem, Ltd.	15	283
Meghmani Organics, Ltd.	164	269
Metropolis Healthcare, Ltd.	6,618	207,589
Minda Industries, Ltd.	120	1,436
Mindtree, Ltd.	11,131	517,238
Mishra Dhatu Nigam, Ltd.	76	191
*Morepen Laboratories, Ltd.	244	155
Motherson Sumi Systems, Ltd.	14,554	26,198
*Motherson Sumi Wiring India, Ltd.	14,554	13,232
Motilal Oswal Financial Services, Ltd.	941	11,126
Mphasis, Ltd.	39,519	1,469,869
MRF, Ltd.	15	14,271
Multi Commodity Exchange of India, Ltd.	2,334	43,668
*Narayana Hrudayalaya, Ltd.	1,302	11,925
Natco Pharma, Ltd.	1,936	19,928
National Aluminium Co., Ltd.	53,842	73,992
Nava Bharat Ventures, Ltd.	12,637	27,285
Navin Fluorine International, Ltd.	2,274	116,963
Navneet Education, Ltd.	108	145
NBCC India, Ltd.	62,064	30,771
NCC, Ltd.	70,430	63,158
Neogen Chemicals, Ltd.	886	17,948
NESCO, Ltd.	28	211
Nestle India, Ltd.	8,212	1,969,172
Newgen Software Technologies, Ltd.	1,491	9,126
NHPC, Ltd.	2,876	1,249
Nilkamal, Ltd.	253	6,715
NLC India, Ltd.	12,642	13,528
NMDC, Ltd.	2,157	4,533
NOCIL, Ltd.	9,017	26,753
NTPC, Ltd.	483,518	988,004
NXTDigital, Ltd.	16	81
*Oberoi Realty, Ltd.	6,115	76,815
Oil & Natural Gas Corp., Ltd.	390,832	820,342
Oil India, Ltd.	926	2,767
Oracle Financial Services Software, Ltd.	39	1,817
Orient Cement, Ltd.	5,316	9,586
Orient Electric, Ltd.	20,560	88,636
Orient Refractories, Ltd.	56	445
Page Industries, Ltd.	457	272,486
PCBL, Ltd.	21,100	30,584
Persistent Systems, Ltd.	45,776	2,587,331
Petronet LNG, Ltd.	71,287	190,149
Pfizer, Ltd.	634	36,376
Phoenix Mills, Ltd. (The)	14,237	202,346

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
PI Industries, Ltd.	3,782	$140,903
Pidilite Industries, Ltd.	17,184	544,839
PNC Infratech, Ltd.	8,659	29,044
Poly Medicure, Ltd.	516	5,892
Polyplex Corp., Ltd.	1,610	57,570
Power Grid Corp. p of India, Ltd.	424,262	1,264,031
Praj Industries, Ltd.	8,253	44,136
Prataap Snacks, Ltd.	12	108
Prestige Estates Projects, Ltd.	24,508	152,176
Prince Pipes & Fittings, Ltd.	1,287	11,187
*Prism Johnson, Ltd.	8,546	12,756
Procter & Gamble Health, Ltd.	590	34,245
Procter & Gamble Hygiene & Health Care, Ltd.	69	12,659
*Punjab National Bank	21,609	9,922
*PVR, Ltd.	14,202	339,795
Quess Corp., Ltd.	12,442	115,407
Radico Khaitan, Ltd.	10,159	119,588
Rain Industries, Ltd.	21,372	47,948
Rajesh Exports, Ltd.	14,799	121,782
Rallis India, Ltd.	532	1,632
*Ramco Cements Ltd. (The)	1,314	13,660
*Ramkrishna Forgings, Ltd.	4,415	10,910
Rashtriya Chemicals & Fertilizers, Ltd.	10,429	13,670
Ratnamani Metals & Tubes, Ltd.	1,072	32,951
*Raymond, Ltd.	3,708	40,300
*RBL Bank, Ltd.	197,731	310,917
Redington India, Ltd.	395,303	791,976
Relaxo Footwears, Ltd.	72	1,019
Reliance Industries, Ltd., GDR	52,792	3,832,699
Reliance Industries, Ltd.	200,741	7,327,306
*Reliance Infrastructure, Ltd.	20,571	33,248
*Reliance Power, Ltd.	191,199	35,642
RITES, Ltd.	2,812	9,871
Route Mobile, Ltd.	3,259	69,848
Rupa & Co., Ltd.	1,943	13,424
Sanofi India, Ltd.	138	12,592
Saregama India, Ltd.	80	444
SBI Life Insurance Co., Ltd.	51,162	739,897
Schaeffler India, Ltd.	225	6,792
Sequent Scientific, Ltd.	76	136
SH Kelkar & Co., Ltd.	80	162
Sharda Cropchem, Ltd.	1,905	15,504
*Sheela Foam, Ltd.	1,276	58,715
Shilpa Medicare, Ltd.	44	263
Shipping Corp. of India, Ltd.	7,737	13,517
*Shoppers Stop, Ltd.	44	289
Shree Cement, Ltd.	452	153,272
*Shree Renuka Sugars, Ltd.	56,082	39,470
Siemens, Ltd.	3,561	105,809
*SIS, Ltd.	3,337	22,130
SKF India, Ltd.	101	4,445
Sobha, Ltd.	1,392	11,809
Solar Industries India, Ltd.	70	2,528
Solara Active Pharma Sciences, Ltd.	20	167
*Somany Ceramics, Ltd.	894	7,480
Somany Home Innovation, Ltd.	5,942	26,549
Sonata Software, Ltd.	6,721	66,126

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
*South Indian Bank, Ltd. (The)	976	$102
SRF, Ltd.	2,671	87,797
State Bank of India	134,579	873,749
Steel Authority of India, Ltd.	28,028	35,474
Sterlite Technologies, Ltd.	40,524	102,393
Strides Pharma Science, Ltd.	10,816	46,438
Subex, Ltd.	15,381	7,133
Subros, Ltd.	32	140
Sudarshan Chemical Industries	2,602	17,801
Sun Pharmaceutical Industries, Ltd.	165,610	2,011,888
Sun TV Network, Ltd.	788	4,973
Sundaram-Clayton, Ltd.	317	15,807
Sundram Fasteners, Ltd.	9,125	96,153
Sunteck Realty, Ltd.	4,166	26,227
Suprajit Engineering, Ltd.	4,347	20,168
Supreme Industries, Ltd.	11,994	305,473
»Supreme Petrochem, Ltd.	2,437	29,371
Surya Roshni, Ltd.	28	160
Suven Pharmaceuticals, Ltd.	5,255	41,491
*Suzlon Energy, Ltd.	271,951	35,576
Swaraj Engines, Ltd.	4	79
Symphony, Ltd.	1,543	22,865
*Syngene International, Ltd.	1,664	13,647
Tanla Platforms, Ltd.	4,170	77,334
Tata Chemicals, Ltd.	2,736	33,650
*Tata Coffee, Ltd.	8,585	24,865
Tata Communications, Ltd.	9,006	128,948
Tata Consultancy Services, Ltd.	112,852	5,235,990
Tata Consumer Products, Ltd.	115,646	1,246,210
Tata Elxsi, Ltd.	730	73,972
*Tata Motors, Ltd.	104,563	598,578
#*Tata Motors, Ltd., Sponsored ADR	64,187	1,810,715
Tata Power Co., Ltd. (The)	430,160	1,363,761
Tata Steel Long Products, Ltd.	16	150
Tata Steel, Ltd.	151,296	2,515,679
TCI Express, Ltd.	464	11,337
Tech Mahindra, Ltd.	132,991	2,190,348
Techno Electric & Engineering Co., Ltd.	3,426	12,966
Thermax, Ltd.	52	1,442
Thyrocare Technologies, Ltd.	20	212
Tide Water Oil Co. India, Ltd.	20	301
Timken India, Ltd.	1,221	31,692
Tinplate Co. of India, Ltd. (The)	1,934	10,305
Titan Co., Ltd.	58,938	1,895,299
Torrent Pharmaceuticals, Ltd.	3,310	121,863
Torrent Power, Ltd.	168	1,172
Transport Corp. p of India, Ltd.	1,614	14,837
Trent, Ltd.	1,642	26,386
Trident, Ltd.	115,346	78,690
Triveni Engineering & Industries, Ltd.	8,141	34,117
Triveni Turbine, Ltd.	168	424
TTK Prestige, Ltd.	946	10,505
Tube Investments of India, Ltd.	3,420	83,468
TV Today Network, Ltd.	40	211
*TV18 Broadcast, Ltd.	26,450	18,564
TVS Motor Co., Ltd.	7,458	63,889
TVS Srichakra, Ltd.	4	89
Uflex, Ltd.	2,993	25,953

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
UltraTech Cement, Ltd.	19,710	$1,709,549
United Breweries, Ltd.	141	2,925
*United Spirits, Ltd.	6,870	77,546
UPL, Ltd.	235,315	2,533,155
*VA Tech Wabag, Ltd.	32	122
Vaibhav Global, Ltd.	9,193	56,282
Vakrangee, Ltd.	35,546	16,229
Vardhman Textiles, Ltd.	13,395	76,444
*Varroc Engineering, Ltd.	40	233
Varun Beverages, Ltd.	391	5,542
Vedanta, Ltd.	71,950	384,351
Venky’s India, Ltd.	417	11,722
Vesuvius India, Ltd.	12	159
V-Guard Industries, Ltd.	17,024	47,135
Vinati Organics, Ltd.	630	17,296
VIP Industries, Ltd.	52	453
*V-Mart Retail, Ltd.	247	10,402
*Vodafone Idea, Ltd.	629,041	78,175
Voltamp Transformers, Ltd.	4	98
Voltas, Ltd.	12,246	202,099
VRL Logistics, Ltd.	5,161	38,436
VST Industries, Ltd.	32	1,350
VST Tillers Tractors, Ltd.	4	146
Welspun Corp., Ltd.	11,124	29,883
Welspun Enterprises, Ltd.	104	121
Welspun India, Ltd.	32,408	35,230
West Coast Paper Mills, Ltd.	5,192	23,653
*Westlife Development, Ltd.	56	349
Whirlpool of India, Ltd.	36	765
Wipro, Ltd.	123,882	824,557
*Wockhardt, Ltd.	67	242
Zee Entertainment Enterprises, Ltd.	169,030	548,710
Zensar Technologies, Ltd.	12,559	53,083
Zydus Lifesciences, Ltd.	2,316	10,668
Zydus Wellnes, Ltd.	3,107	69,460

TOTAL INDIA		142,529,208

INDONESIA (2.1%)
Ace Hardware Indonesia TBK PT	846,100	60,990
Adaro Energy Indonesia TBK PT	3,665,500	844,504
*Adhi Karya Persero TBK PT	2,500	124
*Adi Sarana Armada TBK PT	240,600	42,321
AKR Corporindo TBK PT	13,500	996
*Alam Sutera Realty TBK PT	18,800	206
*Aneka Tambang TBK	10,800	1,937
Arwana Citramulia TBK PT	175,200	12,629
Astra Agro Lestari TBK PT	700	604
Astra International TBK PT	2,354,700	1,230,382
Astra Otoparts TBK PT	1,100	87
Bank BTPN Syariah TBK PT	2,700	643
*Bank Bukopin TBK PT	13,612,933	200,950
Bank Central Asia TBK PT	5,246,300	2,940,345
*Bank China Construction Bank Indonesia TBK PT	47,100	309
*Bank Ina Perdana PT	4,300	1,142
*Bank Jago TBK PT	2,700	2,170
Bank Mandiri Persero TBK PT	815,000	503,156
*Bank Mayapada International Tbk PT	160,000	6,456

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDONESIA (Continued)
Bank Maybank Indonesia TBK PT	24,100	$469
Bank Negara Indonesia Persero TBK PT	321,900	204,837
*Bank Pan Indonesia TBK PT	6,700	467
Bank Pembangunan Daerah Jawa Barat Dan Banten TBK PT	4,800	488
Bank Pembangunan Daerah Jawa Timur TBK PT	4,900	269
Bank Rakyat Indonesia Persero TBK PT	4,798,060	1,611,820
*Bank Syariah Indonesia Tbk PT	1,100	120
Bank Tabungan Negara Persero TBK PT	66,700	8,489
Barito Pacific TBK PT	779,300	45,693
*Bekasi Fajar Industrial Estate TBK PT	8,000	59
*Bintang Oto Global TBK PT	1,900	178
BISI International TBK PT	2,200	219
Blue Bird TBK PT	1,000	94
*Bukit Asam TBK PT	657,300	173,200
*Bumi Serpong Damai TBK PT	129,600	8,627
*Capital Financial Indonesia Tbk PT	24,800	992
Charoen Pokphand Indonesia TBK PT	82,000	29,130
Cikarang Listrindo TBK PT	3,300	157
Ciputra Development TBK PT	709,600	52,130
*Citra Marga Nusaphala Persada TBK PT	1,700	258
*Delta Dunia Makmur TBK PT	9,900	372
Dharma Satya Nusantara Tbk PT	4,000	167
*Eagle High Plantations TBK PT	11,800	64
*Elang Mahkota Teknologi TBK PT	24,500	5,053
Elnusa TBK PT	6,500	131
Erajaya Swasembada TBK PT	953,200	34,520
Gajah Tunggal TBK PT	2,000	90
Gudang Garam TBK PT	35,700	75,601
Indah Kiat Pulp & Paper TBK PT	176,200	92,068
*Indika Energy TBK PT	2,210,100	410,097
Indo Tambangraya Megah TBK PT	925,300	1,812,687
Indocement Tunggal Prakarsa TBK PT	112,100	80,999
Indofood CBP Sukses Makmur TBK PT	180,400	94,885
Indofood Sukses Makmur TBK PT	342,900	149,015
Indomobil Sukses Internasional TBK PT	2,500	128
Indosat TBK PT	1,800	869
Industri Jamu Dan Farmasi Sido Muncul TBK PT	32,296	2,094
Integra Indocabinet TBK PT	2,800	135
*Intiland Development TBK PT	9,300	94
Japfa Comfeed Indonesia TBK PT	8,400	840
*Jasa Marga Persero TBK PT	2,900	806
Jaya Real Property TBK PT	4,900	166
Kalbe Farma TBK PT	3,356,600	379,722
*Kapuas Prima Coal TBK PT	12,400	74
*Kawasan Industri Jababeka TBK PT	24,700	290
*Krakatau Steel Persero TBK PT	5,800	152
Link Net TBK PT	76,000	24,063
*Lippo Karawaci TBK PT	2,608,600	22,313
Mayora Indah TBK PT	5,400	652
*Medco Energi Internasional TBK PT	827,000	31,375
Media Nusantara Citra TBK PT	753,600	52,243
*Merdeka Copper Gold TBK PT	5,755,073	2,104,014
Metrodata Electronics TBK PT	7,500	370
*Mitra Adiperkasa TBK PT	971,300	60,300
Mitra Keluarga Karyasehat TBK PT	5,800	1,012
*MNC Land TBK PT	1,852,500	11,245
*MNC Vision Networks TBK PT	1,408,100	9,907
Nippon Indosari Corpindo TBK PT	1,500	133

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDONESIA (Continued)
Pabrik Kertas Tjiwi Kimia TBK PT	1,600	$728
*Pacific Strategic Financial TBK PT	6,400	483
*Pakuwon Jati TBK PT	21,900	846
*Paninvest TBK PT	2,000	99
*Perusahaan Gas Negara TBK PT	20,700	2,071
Perusahaan Perkebunan London Sumatra Indonesia TBK PT	250,900	23,884
*Pollux Properties Indonesia TBK PT	1,500	47
*PP Persero TBK PT	610,600	39,381
Puradelta Lestari TBK PT	12,100	145
*Ramayana Lestari Sentosa TBK PT	3,800	176
Salim Ivomas Pratama TBK PT	5,000	174
Samindo Resources TBK PT	1,100	137
*Sampoerna Agro TBK PT	1,100	169
Sarana Menara Nusantara TBK PT	914,600	63,720
Sariguna Primatirta TBK PT	3,100	95
Sawit Sumbermas Sarana TBK PT	285,400	20,966
Selamat Sempurna TBK PT	5,300	570
*Semen Baturaja Persero TBK PT	1,600	56
Semen Indonesia Persero TBK PT	261,400	115,400
Siloam International Hospitals TBK PT	3,200	229
<*»Sri Rejeki Isman TBK PT	16,700	63
Sumber Alfaria Trijaya TBK PT	21,600	2,548
*Summarecon Agung TBK PT	1,944,949	95,255
*Surya Citra Media TBK PT	2,073,400	36,328
*Surya Esa Perkasa TBK PT	6,600	565
*Surya Semesta Internusa TBK PT	7,000	183
Telkom Indonesia Persero TBK PT, Sponsored ADR	6,849	217,935
Telkom Indonesia Persero TBK PT	6,363,100	2,027,835
Tempo Scan Pacific TBK PT	1,300	132
*Timah TBK PT	220,100	28,164
*Tower Bersama Infrastructure TBK PT	6,680,900	1,387,150
*Transcoal Pacific TBK PT	1,700	1,167
Tunas Baru Lampung TBK PT	4,900	269
Ultrajaya Milk Industry & Trading Co. TBK PT	7,700	826
Unilever Indonesia TBK PT	655,400	175,864
United Tractors TBK PT	183,200	382,588
Vale Indonesia TBK PT	3,100	1,561
*»Waskita Beton Precast TBK PT	15,100	99
*Waskita Karya Persero TBK PT	7,100	260
Wijaya Karya Beton TBK PT	4,500	66
*Wijaya Karya Persero TBK PT	2,236,600	146,566
XL Axiata TBK PT	2,774,400	610,494

TOTAL INDONESIA		18,831,687

KOREA, REPUBLIC OF (13.0%)
*3S Korea Co., Ltd.	44	113
ABOV Semiconductor Co., Ltd.	2,000	22,134
Advanced Nano Products Co., Ltd.	8	454
Advanced Process Systems Corp.	1,439	27,841
Aekyung Industrial Co., Ltd.	12	189
Aekyung Petrochemical Co., Ltd.	1,430	12,012
*AeroSpace Technology of Korea, Inc.	4,125	21,840
AfreecaTV Co., Ltd.	799	69,976
*Agabang&Company	44	160
Ahn-Gook Pharmaceutical Co., Ltd.	8	71
Ahnlab, Inc.	53	4,389
*Air Busan Co., Ltd.	12,306	22,633

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
AJ Networks Co., Ltd.	32	$169
*Ajin Industrial Co., Ltd.	64	157
AK Holdings, Inc.	8	137
*Alpha Holdings, Inc.	24	55
*Alteogen, Inc.	603	27,798
*ALUKO Co., Ltd.	6,559	19,139
*Amicogen, Inc.	58	1,473
*Aminologics Co., Ltd.	48	92
Amorepacific Corp.	5,117	737,402
AMOREPACIFIC Group	2,587	102,986
*Amotech Co., Ltd.	380	8,804
*Anam Electronics Co., Ltd.	64	121
*Ananti, Inc.	776	5,394
*Apact Co., Ltd.	20	103
APS Holdings Corp.	20	211
Asia Cement Co., Ltd.	40	487
Asia Paper Manufacturing Co., Ltd.	583	20,679
Atec Co., Ltd.	8	86
Austem Co., Ltd.	36	68
Autech Corp.	16	122
Avaco Co., Ltd.	16	138
Bcworld Pharm Co., Ltd.	8	77
BGF retail Co., Ltd.	341	49,141
BH Co., Ltd.	166	3,595
*Binex Co., Ltd.	2,230	27,697
Binggrae Co., Ltd.	890	38,973
*BioSmart Co., Ltd.	20	77
*Biotoxtech Co., Ltd.	8	50
BIT Computer Co., Ltd.	12	86
BNK Financial Group, Inc.	41,874	262,713
Boditech Med, Inc.	20,450	234,459
*Bohae Brewery Co., Ltd.	136	105
BoKwang Industry Co., Ltd.	16	105
Bolak Co., Ltd.	28	48
Bookook Securities Co., Ltd.	4	78
Boryung	56	584
*Bosung Power Technology Co., Ltd.	4,016	22,222
Bukwang Pharmaceutical Co., Ltd.	26	246
BusinessOn Communication Co., Ltd.	8	72
*»BYON Co., Ltd.	68	44
Byucksan Corp.	52	164
*Cafe24 Corp.	1,644	24,804
*CammSys Corp.	64	94
Camus Engineering & Construction, Inc.	40	82
*Capro Corp.	48	176
Cell Biotech Co., Ltd.	8	105
Celltrion Healthcare Co., Ltd.	3,305	168,934
*Celltrion Pharm, Inc.	113	8,313
Celltrion, Inc.	9,953	1,394,688
*Chabiotech Co., Ltd.	4,275	63,989
Changhae Ethanol Co., Ltd.	12	137
*Cheil Bio Co., Ltd.	24	45
Cheil Worldwide, Inc.	5,172	104,181
*Chemon, Inc.	32	74
Chemtronics Co., Ltd.	957	19,887
*Chemtros Co., Ltd.	16	124
*ChinHung International, Inc.	44	95
Chips&Media, Inc.	4	65

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
*Choa Pharmaceutical Co.	24	$63
Chong Kun Dang Pharmaceutical Corp.	1,117	88,044
Chongkundang Holdings Corp.	225	12,414
Choong Ang Vaccine Laboratory	8	92
*CHOROKBAEM HEALTHCARE Co., Ltd.	40	40
Chunbo Co., Ltd.	91	20,250
CJ CheilJedang Corp.	644	204,070
CJ Corp.	1,418	98,221
CJ ENM Co., Ltd.	27	2,747
CJ Freshway Corp.	12	395
*CJ Logistics Corp.	16	1,567
*CJ Seafood Corp.	24	81
CKD Bio Corp.	4	114
Classys, Inc.	8	132
Clean & Science Co., Ltd.	8	98
CLIO Cosmetics Co., Ltd.	8	137
*CMG Pharmaceutical Co., Ltd.	430	1,114
*CoAsia Corp.	20	133
*Com2uS Holdings Corp.	8	545
*ContentreeJoongAng Corp.	8	292
*Coreana Cosmetics Co., Ltd.	32	121
*Corentec Co., Ltd.	12	120
*COSMAX NBT, Inc.	12	62
Cosmax, Inc.	1,488	101,885
*Cosmecca Korea Co., Ltd.	8	99
*CosmoAM&T Co., Ltd.	195	8,710
*Cosmochemical Co., Ltd.	20	271
Coway Co., Ltd.	3,196	180,411
*Creative & Innovative System	84	896
Creverse, Inc.	8	197
*CrystalGenomics, Inc.	5,403	22,025
CS Wind Corp.	435	20,711
*CTC BIO, Inc.	20	159
Cuckoo Holdings Co., Ltd.	20	298
Cuckoo Homesys Co., Ltd.	12	335
*Curexo, Inc.	24	151
*Curo Co., Ltd.	200	73
Cymechs, Inc.	8	120
*D&C Media Co., Ltd.	8	201
D.I Corp.	32	223
*DA Technology Co., Ltd.	20	72
Dae Hwa Pharmaceutical Co., Ltd.	12	80
Dae Won Kang Up Co., Ltd.	68	187
*Dae Young Packaging Co., Ltd.	92	168
*Dae Yu Co., Ltd.	12	57
*Daea TI Co., Ltd.	6,530	22,746
Daebongls Co., Ltd.	12	99
Daechang Co., Ltd.	76	128
Daedong Corp.	4,483	53,004
Daehan New Pharm Co., Ltd.	16	166
Daejoo Co., Ltd.	32	84
Daejoo Electronic Materials Co., Ltd.	385	25,595
Daejung Chemicals & Metals Co., Ltd.	4	66
Daesang Corp.	3,351	67,767
Daesang Holdings Co., Ltd.	28	236
*Daesung Fine Tech Co., Ltd.	36	61
Daesung Holdings Co., Ltd.	8	380

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
*Daewon Media Co., Ltd.	16	$215
Daewon Pharmaceutical Co., Ltd.	1,626	23,561
*Daewoo Electronic Components Co., Ltd.	24	44
*Daewoo Engineering & Construction Co., Ltd.	1,817	9,794
Daewoong Co., Ltd.	3,148	75,316
Daewoong Pharmaceutical Co., Ltd.	168	24,478
Daihan Pharmaceutical Co., Ltd.	671	15,546
Daishin Information & Communication	36	42
Daishin Securities Co., Ltd.	52	731
*Daiyang Metal Co., Ltd.	24	85
*Danal Co., Ltd.	5,189	39,826
Danawa Co., Ltd.	1,827	30,692
Daol Investment & Securities Co., Ltd.	4,798	18,031
*Dasan Networks, Inc.	25,863	137,963
Dawonsys Co., Ltd.	8,636	202,836
*Dayou Plus Co., Ltd.	160	157
DB Financial Investment Co., Ltd.	4,025	20,830
DB HiTek Co., Ltd.	2,441	131,573
DB Insurance Co., Ltd.	33,521	1,796,149
Dentium Co., Ltd.	60	3,263
Deutsch Motors, Inc.	40	358
*Dexter Studios Co., Ltd.	1,520	21,420
DGB Financial Group, Inc.	52,296	372,234
DI Dong Il Corp.	40	779
Digital Daesung Co., Ltd.	20	136
*DIO Corp.	2,253	61,437
DL E&C Co., Ltd.	656	31,494
DL Holdings Co., Ltd.	1,041	51,304
DMS Co., Ltd.	32	161
DNF Co., Ltd.	12	215
Dohwa Engineering Co., Ltd.	24	167
Dong-A Hwasung Co., Ltd.	12	108
Dong-A ST Co., Ltd.	233	12,986
Dong-Ah Geological Engineering Co., Ltd.	20	323
*Dongbang Transport Logistics Co., Ltd.	9,955	27,067
Dongjin Semichem Co., Ltd.	1,666	50,537
Dongkoo Bio & Pharma Co., Ltd.	24	143
DongKook Pharmaceutical Co., Ltd.	1,968	35,255
Dongkuk Steel Mill Co., Ltd.	2,021	30,331
Dongkuk Structures & Construction Co., Ltd.	4,949	22,696
Dongsuh Cos., Inc.	1,093	23,322
Dongsung Finetec Co., Ltd.	4,930	47,102
*Dongsung Pharmaceutical Co., Ltd.	16	107
*Dongwha Enterprise Co., Ltd.	8	526
Dongwha Pharm Co., Ltd.	26,674	269,713
Dongwon F&B Co., Ltd.	4	567
Dongwon Industries Co., Ltd.	4	795
Dongwon Systems Corp.	8	378
*Dongyang Steel Pipe Co., Ltd.	148	167
Doosan Bobcat, Inc.	704	23,289
Doosan Co., Ltd.	12	858
*Doosan Enerbility	60,681	995,246
*Doosan Fuel Cell Co., Ltd.	742	20,588
DoubleUGames Co., Ltd.	1,978	78,427
Douzone Bizon Co., Ltd.	960	31,223
Dreamtech Co., Ltd.	28	235
*Dreamus Co.	20	72
*DSK Co., Ltd.	24	136

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
*Duk San Neolux Co., Ltd.	16	$534
DY Corp.	3,432	24,319
DY POWER Corp.	12	142
DYPNF Co., Ltd.	8	239
E1 Corp.	4	160
Eagle Veterinary Technology Co., Ltd.	8	49
Eagon Industrial, Ltd.	8	84
Easy Holdings Co., Ltd.	6,661	27,312
eBEST Investment & Securities Co., Ltd.	32	194
Echo Marketing, Inc.	20	320
*EcoBio Holdings Co., Ltd.	12	71
Ecopro BM Co., Ltd.	490	185,857
Ecopro Co., Ltd.	1,275	87,301
Ecopro HN Co., Ltd.	668	26,646
e-Credible Co., Ltd.	8	121
Eehwa Construction Co., Ltd.	12	83
Elentec Co., Ltd.	1,682	30,600
E-MART, Inc.	1,346	141,459
*EMKOREA Co., Ltd.	40	113
EM-Tech Co., Ltd.	1,963	60,484
ENF Technology Co., Ltd.	4,396	123,375
*Enplus Co., Ltd.	32	99
Eo Technics Co., Ltd.	268	23,877
Estechpharma Co., Ltd.	12	92
Eugene Investment & Securities Co., Ltd.	21,002	55,013
Eugene Technology Co., Ltd.	20	688
*Exem Co., Ltd.	28	107
F&F Co., Ltd.	1,410	158,288
Fila Holdings Corp.	4,367	113,347
Fine Semitech Corp.	1,408	24,999
*FINETEK Co., Ltd.	64	69
Foosung Co., Ltd.	64	973
*FSN Co., Ltd.	12	60
Gabia, Inc.	16	178
Gemvaxlink Co., Ltd.	88	116
*Genexine, Inc.	12	387
*Genie Music Corp.	40	167
*GenoFocus, Inc.	8	40
Genoray Co., Ltd.	20	169
Global Standard Technology Co., Ltd.	12	298
GMB Korea Corp.	12	55
GnCenergy Co., Ltd.	16	60
*GNCO Co., Ltd.	100	62
GOLFZON Co., Ltd.	4	518
<*»Good People Co., Ltd.	80	13
»Gradiant Corp.	20,235	72,820
*Grand Korea Leisure Co., Ltd.	40	494
Green Cross Corp.	134	20,111
Green Cross Holdings Corp.	2,056	36,258
Green Cross LabCell Corp.	6	298
*Green Cross Medical Science Corp.	8	42
GS Engineering & Construction Corp.	4,201	140,647
*GS Global Corp.	72	264
GS Holdings Corp.	3,822	132,979
GS Retail Co., Ltd.	1,448	33,260
HAESUNG DS Co., Ltd.	51	2,883
Haitai Confectionery & Foods Co., Ltd.	16	111

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Halla Corp.	48	$210
Halla Holdings Corp.	6,281	210,033
Han Kuk Carbon Co., Ltd.	34,051	356,505
Hana Financial Group, Inc.	23,137	865,795
*Hana Micron, Inc.	8,007	114,750
Hana Pharm Co., Ltd.	8	127
*Hanall Biopharma Co., Ltd.	9,097	133,992
HanChang Paper Co., Ltd.	52	91
*Hancom, Inc.	111	1,821
Handok, Inc.	597	10,457
Handsome Co., Ltd.	20	565
Hanil Holdings Co., Ltd.	991	10,612
Hanil Hyundai Cement Co., Ltd.	4	104
*Hanjin Kal Corp.	8	366
Hanjin Transportation Co., Ltd.	1,253	32,871
Hankook Tire & Technology Co., Ltd.	51,829	1,438,090
Hanmi Pharm Co., Ltd.	208	51,669
Hanmi Science Co., Ltd.	16	652
Hanmi Semiconductor Co., Ltd.	156	1,900
HanmiGlobal Co., Ltd.	12	129
Hanon Systems	14,358	130,319
*Hans Biomed Corp.	12	107
Hansae Co., Ltd.	24	499
Hansae Yes24 Holdings Co., Ltd.	16	87
Hanshin Construction Co., Ltd.	16	227
Hansol Chemical Co., Ltd.	7,104	1,394,217
Hansol Holdings Co., Ltd.	36	102
Hansol HomeDeco Co., Ltd.	84	120
Hansol Paper Co., Ltd.	1,894	22,092
*Hansol Technics Co., Ltd.	2,982	16,406
Hanssem Co., Ltd.	590	36,922
Hanwha Aerospace Co., Ltd.	1,158	49,141
Hanwha Corp.	72	1,728
*Hanwha General Insurance Co., Ltd.	18,106	68,474
Hanwha Investment & Securities Co., Ltd.	1,523	5,833
*Hanwha Life Insurance Co., Ltd.	14,722	34,461
*Hanwha Solutions Corp.	7,670	195,414
Hanyang Eng Co., Ltd.	2,118	26,728
Hanyang Securities Co., Ltd.	12	131
Harim Co., Ltd.	68	207
HB Technology Co., Ltd.	96	184
HD Hyundai Co., Ltd.	89	4,131
HDC Hyundai Engineering Plastics Co., Ltd.	16	60
*Heungkuk Fire & Marine Insurance Co., Ltd.	120	377
*HFR, Inc.	8	208
HIMS Co., Ltd.	8	58
Hite Jinro Co., Ltd.	1,986	58,979
Hitejinro Holdings Co., Ltd.	12	135
*HJ Magnolia Yongpyong Hotel & Resort Corp.	3,421	14,300
*HJ Shipbuilding & Construction Co., Ltd.	126	789
*HLB, Inc.	3,403	84,262
HLscience Co., Ltd.	4	125
HMM Co., Ltd.	16,593	375,192
*Home Center Holdings Co., Ltd.	92	128
*Homecast Co., Ltd.	44	108
Hotel Shilla Co., Ltd.	2,362	152,703
HS Industries Co., Ltd.	6,346	30,366
*HSD Engine Co., Ltd.	3,302	28,130

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
*Hugel, Inc.	4	$399
*Humax Co., Ltd.	38	138
Humedix Co., Ltd.	8	135
Huons Co., Ltd.	672	23,006
Huons Global Co., Ltd.	535	12,118
Huvis Corp.	20	124
Huvitz Co., Ltd.	16	137
*Hwail Pharm Co., Ltd.	36	96
Hwaseung Corp. Co., Ltd.	60	84
Hwaseung Enterprise Co., Ltd.	32	420
Hwaseung R&A Co., Ltd.	23	85
Hyosung Advanced Materials Corp.	4	1,522
*Hyosung Chemical Corp.	4	725
*Hyosung Heavy Industries Corp.	547	24,301
Hyosung TNC Corp.	4	1,317
HyosungITX Co., Ltd.	4	56
Hyundai Bioland Co., Ltd.	3,575	51,234
Hyundai BNG Steel Co., Ltd.	1,771	25,592
Hyundai Construction Equipment Co., Ltd.	510	15,146
Hyundai Department Store Co., Ltd.	16,105	970,660
*Hyundai Doosan Infracore Co., Ltd.	16,404	86,069
*Hyundai Electric & Energy System Co., Ltd.	194	3,375
Hyundai Elevator Co., Ltd.	574	16,292
Hyundai Engineering & Construction Co., Ltd.	198	7,023
Hyundai Ezwel Co., Ltd.	28	239
Hyundai Glovis Co., Ltd.	2,183	363,254
Hyundai Home Shopping Network Corp.	12	577
Hyundai Livart Furniture Co., Ltd.	1,715	20,209
Hyundai Marine & Fire Insurance Co., Ltd.	3,356	86,973
Hyundai Motor Co.	7,603	1,125,922
Hyundai Motor Securities Co., Ltd.	2,372	20,774
Hyundai Pharmaceutical Co., Ltd.	20	82
*Hyundai Rotem Co., Ltd.	2,465	37,387
Hyundai Steel Co.	6,579	227,856
Hyundai Wia Corp.	28	1,460
*Hyungji Elite, Inc.	28	44
HyVision System, Inc.	1,364	22,100
i3system, Inc.	4	63
*iA, Inc.	1,113	895
ICD Co., Ltd.	24	211
*Icure Pharm, Inc.	8	80
*IHQ, Inc.	108	97
*Iljin Display Co., Ltd.	12	19
Iljin Holdings Co., Ltd.	28	124
Iljin Materials Co., Ltd.	16	1,121
*Ilshin Stone Co., Ltd.	52	76
»ilShinbiobase Co., Ltd.	32	87
Ilyang Pharmaceutical Co., Ltd.	132	2,612
iMarketKorea, Inc.	1,965	16,818
InBody Co., Ltd.	930	21,658
*INCON Co., Ltd.	36	37
Incross Co., Ltd.	4	123
Industrial Bank of Korea	21,659	194,000
*Infinitt Healthcare Co., Ltd.	12	67
Innocean Worldwide, Inc.	311	12,108
InnoWireless, Inc.	707	22,009
*Insun ENT Co., Ltd.	4,066	36,257

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Intekplus Co., Ltd.	3,146	$66,502
Intellian Technologies, Inc.	4	250
Intelligent Digital Integrated Security Co., Ltd.	8	164
*Interflex Co., Ltd.	1,659	22,190
Interojo Co., Ltd.	773	20,033
*iNtRON Biotechnology, Inc.	221	3,176
Inzi Controls Co., Ltd.	12	105
INZI Display Co., Ltd.	52	104
*Iones Co., Ltd.	32	245
IS Dongseo Co., Ltd.	24	1,024
ISC Co., Ltd.	942	26,925
i-SENS, Inc.	712	16,468
ISU Chemical Co., Ltd.	17,649	220,613
*IsuPetasys Co., Ltd.	28	174
*ITCEN Co., Ltd.	20	83
*Jaeyoung Solutec Co., Ltd.	100	75
*Jahwa Electronics Co., Ltd.	1,279	35,285
JASTECH, Ltd.	12	65
*Jayjun Cosmetic Co., Ltd.	78	86
JB Financial Group Co., Ltd.	6,004	42,783
JC Chemical Co., Ltd.	20	231
JC Hyun System, Inc.	12	67
*Jeju Semiconductor Corp.	36	156
Jin Yang Pharmaceutical Co., Ltd.	8	44
Jinsung T.E.C.	16	154
JLS Co., Ltd.	16	97
*JNK Heaters Co., Ltd.	32	168
*JoyCity Corp.	36	202
Jusung Engineering Co., Ltd.	187	3,194
JVM Co., Ltd.	8	118
JW Holdings Corp.	38	134
JW Life Science Corp.	16	192
JW Pharmaceutical Corp.	1,311	32,253
*JW Shinyak Corp.	26	94
JYP Entertainment Corp.	19,634	928,551
Kakao Corp.	9,297	665,446
*Kanglim Co., Ltd.	40	76
Kangnam Jevisco Co., Ltd.	8	164
*Kangstem Biotech Co., Ltd.	24	73
*Kangwon Land, Inc.	5,952	127,001
KAON Media Co., Ltd.	2,130	21,198
KB Financial Group, Inc.	81,013	3,773,297
KC Green Holdings Co., Ltd.	24	81
KC Tech Co., Ltd.	1,742	29,126
KCC Glass Corp.	415	20,552
KCTC	4,433	22,271
*KEC Corp.	11,824	30,031
KEPCO Engineering & Construction Co., Inc.	20	1,172
KEPCO Plant Service & Engineering Co., Ltd.	241	7,311
Kginicis Co., Ltd.	2,027	28,081
KGMobilians Co., Ltd.	32	223
*KH FEELUX Co., Ltd.	3,487	6,274
KH Vatec Co., Ltd.	1,816	29,351
Kia Corp.	36,341	2,424,662
*KineMaster Corp.	8	90
KINX, Inc.	4	170
KISWIRE, Ltd.	1,354	30,239
KIWOOM Securities Co., Ltd.	318	24,128

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
KM Corp.	12	$73
Koentec Co., Ltd.	36	240
Koh Young Technology, Inc.	1,304	20,089
Kolmar BNH Co., Ltd.	12	330
Kolmar Korea Co., Ltd.	1,445	54,072
Kolon Global Corp.	12	202
Kolon Industries, Inc.	1,113	55,207
KoMiCo, Ltd.	78	3,403
Kopla Co., Ltd.	20	112
Korea Aerospace Industries, Ltd.	3,620	126,383
Korea Arlico Pharm Co., Ltd.	18	106
Korea Cast Iron Pipe Industries Co., Ltd.	16	133
*Korea Circuit Co., Ltd.	16	372
Korea District Heating Corp.	4	115
*Korea Electric Power Corp.	53,834	990,100
*Korea Electric Power Corp., Sponsored ADR	982	8,720
Korea Electric Terminal Co., Ltd.	3,020	168,312
Korea Electronic Certification Authority, Inc.	12	78
Korea Gas Corp.	3,370	110,008
Korea Industrial Co., Ltd.	20	115
Korea Investment Holdings Co., Ltd.	27,879	1,567,084
*Korea Line Corp.	265	564
Korea Petrochemical Ind Co., Ltd.	4	484
*Korea Shipbuilding & Offshore Engineering Co., Ltd.	29,378	2,147,214
Korea United Pharm, Inc.	12	282
Korea Zinc Co., Ltd.	747	342,573
*Korean Air Lines Co., Ltd.	19,692	472,702
Korean Drug Co., Ltd.	8	57
Korean Reinsurance Co.	128	991
*KOSES Co., Ltd.	12	103
*KPM Tech Co., Ltd.	10,921	6,878
KSIGN Co., Ltd.	76	145
KSS LINE, Ltd.	1,917	18,315
*Kt alpha Co., Ltd.	24	121
KT Submarine Co., Ltd.	24	118
KT&G Corp.	9,433	620,355
*Kuk Young G&M	32	51
Kukdo Chemical Co., Ltd.	4	176
*Kukdong Corp.	48	88
*Kukje Pharma Co., Ltd.	12	56
*Kum Yang Co., Ltd.	20	72
*Kumho HT, Inc.	29,024	35,009
Kumho Petrochemical Co., Ltd.	972	119,565
*Kumho Tire Co., Inc.	148	508
KUMHOE&C Co., Ltd.	3,166	26,089
Kumkang Kind Co., Ltd.	2,819	22,669
Kwang Dong Pharmaceutical Co., Ltd.	9,084	52,725
Kyeryong Construction Industrial Co., Ltd.	2,547	75,437
Kyobo Securities Co., Ltd.	1,026	6,388
Kyongbo Pharmaceutical Co., Ltd.	16	109
Kyung Dong Navien Co., Ltd.	39	1,596
*Kyung Nam Pharm Co., Ltd.	8	19
Kyung Nong Corp.	8	90
Kyungbang Co., Ltd.	1,005	12,723
KyungDong City Gas Co., Ltd.	4	84
Kyung-In Synthetic Corp.	3,786	21,221
L&C Bio Co., Ltd.	75	2,392

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
*L&F Co., Ltd.	24	$4,190
*Lake Materials Co., Ltd.	48	174
LB Semicon, Inc.	7,720	73,143
LEENO Industrial, Inc.	2,662	375,350
LG Chem, Ltd.	4,240	1,752,038
LG Corp.	4,118	240,326
LG Display Co., Ltd.	29,307	390,838
LG Electronics, Inc.	21,657	2,008,790
LG HelloVision Co., Ltd.	44	226
LG Household & Health Care, Ltd.	627	453,776
LG Innotek Co., Ltd.	4,725	1,312,918
LG Uplus Corp.	20,339	226,709
LIG Nex1 Co., Ltd.	34,304	2,242,324
Lion Chemtech Co., Ltd.	12	80
*Lock&Lock Co., Ltd.	32	266
*LONGTU KOREA, Inc.	16	84
LOT Vacuum Co., Ltd.	16	189
Lotte Chemical Corp.	1,192	186,487
Lotte Chilsung Beverage Co., Ltd.	157	22,750
Lotte Confectionery Co., Ltd.	4	398
Lotte Corp.	44	1,200
Lotte Data Communication Co.	1,643	47,550
LOTTE Fine Chemical Co., Ltd.	19,087	1,238,527
LOTTE Himart Co., Ltd.	16	301
*Lotte Non-Life Insurance Co., Ltd.	92	146
Lotte Shopping Co., Ltd.	847	63,727
LS Cable & System Asia, Ltd.	12	76
LS Corp.	435	19,984
LS Electric Co., Ltd.	10,652	405,811
*Lumens Co., Ltd.	60	67
Lutronic Corp.	24	511
*LVMC Holdings	12,431	34,542
LX Hausys, Ltd.	9,714	457,084
*LX Holdings Corp.	1,201	9,533
LX INTERNATIONAL Corp.	48	1,469
LX Semicon Co., Ltd.	16	1,694
Macquarie Korea Infrastructure Fund	87,579	990,145
Macrogen, Inc.	1,083	23,842
Maeil Dairies Co., Ltd.	1,545	85,369
Mando Corp.	2,373	102,780
*Maniker Co., Ltd.	47	76
Mcnex Co., Ltd.	43,850	1,560,585
*ME2ON Co., Ltd.	40	183
Mediana Co., Ltd.	22	107
*Medipost Co., Ltd.	3,646	66,476
Medytox, Inc.	16	1,743
Meerecompany, Inc.	4	76
MegaStudyEdu Co., Ltd.	245	18,590
*Mercury Corp.	8	49
Meritz Financial Group, Inc.	76	2,290
Meritz Fire & Marine Insurance Co., Ltd.	2,719	96,009
Meritz Securities Co., Ltd.	20,651	107,694
*Metalabs Co., Ltd.	72	48
*Mgame Corp.	28	223
MiCo, Ltd.	1,067	9,302
Mirae Asset Life Insurance Co., Ltd.	108	342
Mirae Asset Securities Co., Ltd.	520	3,333
Miwon Commercial Co., Ltd.	4	546

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Miwon Specialty Chemical Co., Ltd.	4	$666
*Mobile Appliance, Inc.	16	51
Monalisa Co., Ltd.	20	63
MonAmi Co., Ltd.	16	64
Moorim P&P Co., Ltd.	36	145
*Motrex Co., Ltd.	885	22,407
Mr Blue Corp.	24	154
*MS Autotech Co., Ltd.	5,290	22,449
Multicampus Co., Ltd.	4	150
*MyungMoon Pharm Co., Ltd.	28	84
Nam Hwa Construction Co., Ltd.	8	59
Namhae Chemical Corp.	5,845	65,151
*Namsun Aluminum Co., Ltd.	11,421	27,370
*Namu Tech Co., Ltd.	12	24
*Namuga Co., Ltd.	16	150
*NanoenTek, Inc.	20	100
Nasmedia Co., Ltd.	4	90
*Nature & Environment Co., Ltd.	64	106
NAVER Corp.	8,552	1,950,755
NCSoft Corp.	4,337	1,455,450
*NDFOS Co., Ltd.	19	122
NeoPharm Co., Ltd.	8	167
*Neowiz	11,774	197,796
Netmarble Corp.	467	35,545
Nexen Corp.	36	129
Nexen Tire Corp.	197	1,078
*Nexon Games Co., Ltd.	8	152
*Next Entertainment World Co., Ltd.	24	193
NH Investment & Securities Co., Ltd.	7,365	63,623
*NHN KCP Corp.	41	687
NICE Holdings Co., Ltd.	66	896
Nice Information & Telecommunication, Inc.	12	289
NICE Information Service Co., Ltd.	1,678	24,582
NICE Total Cash Management Co., Ltd.	28	144
*NK Co., Ltd.	96	91
Nong Shim Holdings Co., Ltd.	177	10,569
Nong Woo Bio Co., Ltd.	8	82
NongShim Co., Ltd.	4	967
NOROO Paint & Coatings Co., Ltd.	12	107
NOVAREX Co., Ltd.	8	249
NPC	2,991	27,505
*Nuintek Co., Ltd.	28	73
Oceanbridge Co., Ltd.	12	143
OCI Co., Ltd.	1,584	133,051
Okong Corp.	20	69
*Omnisystem Co., Ltd.	52	96
Openbase, Inc.	28	81
OptoElectronics Solutions Co., Ltd.	5,939	135,472
*OPTRON-TEC, Inc.	36	196
*Orbitech Co., Ltd.	20	115
Orion Corp.	21	1,588
Orion Holdings Corp.	44	518
*OSANGJAIEL Co., Ltd.	8	45
Osstem Implant Co., Ltd.	27	2,418
Ottogi Corp.	50	18,710
Paik Kwang Industrial Co., Ltd.	44	193
Pan Ocean Co., Ltd.	10,485	55,597

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
*Paradise Co., Ltd.	1,455	$19,288
Park Systems Corp.	47	4,258
Partron Co., Ltd.	19,143	178,323
#*Pearl Abyss Corp.	6,513	353,652
People & Technology, Inc.	1,655	66,543
PHA Co., Ltd.	12	87
PharmaResearch Co., Ltd.	618	45,760
*Pharmicell Co., Ltd.	14,665	133,690
*Philoptics Co., Ltd.	12	87
PI Advanced Materials Co., Ltd.	44	1,680
Point Engineering Co., Ltd.	36	91
Poongsan Corp.	32	815
POSCO Chemical Co., Ltd.	1,079	116,834
POSCO Holdings, Inc.	13,848	3,186,363
Posco ICT Co., Ltd.	72	355
Posco International Corp.	107	2,104
Posco M-Tech Co., Ltd.	32	183
*Power Logics Co., Ltd.	3,458	21,200
»Protec Co., Ltd.	4	93
PSK, Inc.	24,540	951,511
Pulmuone Co., Ltd.	103	1,382
Puloon Technology, Inc.	5	41
Pungkuk Ethanol Co., Ltd.	8	113
QSI Co., Ltd.	8	106
Reyon Pharmaceutical Co., Ltd.	991	22,092
RFHIC Corp.	17	388
*RFTech Co., Ltd.	1,457	7,331
*Robostar Co., Ltd.	8	154
*Robotis Co., Ltd.	4	65
Rsupport Co., Ltd.	24	102
S Net Systems, Inc.	12	71
S&S Tech Corp.	2,120	47,092
S-1 Corp.	36	1,975
Sajo Industries Co., Ltd.	4	178
Sajodaerim Corp.	4	104
*Sam Chun Dang Pharm Co., Ltd.	3,611	130,238
*SAM KANG M&T Co., Ltd.	1,062	17,503
Sambo Corrugated Board Co., Ltd.	12	130
*Sambu Engineering & Construction Co., Ltd.	137,116	293,118
Samchully Co., Ltd.	258	23,212
Samchuly Bicycle Co., Ltd.	8	67
SAMHWA Paints Industrial Co., Ltd.	16	123
Samick Musical Instruments Co., Ltd.	84	116
Samick THK Co., Ltd.	12	130
Samil Pharmaceutical Co., Ltd.	8	54
Samji Electronics Co., Ltd.	16	153
Samjin LND Co., Ltd.	32	73
Samjin Pharmaceutical Co., Ltd.	2,910	58,385
Samkee Corp.	60	192
SAMPYO Cement Co., Ltd.	48	204
*Samsung Biologics Co., Ltd.	418	278,889
Samsung Electro-Mechanics Co., Ltd.	15,410	2,036,672
Samsung Electronics Co., Ltd., GDR	2,641	3,495,363
Samsung Electronics Co., Ltd.	485,583	26,057,559
*Samsung Engineering Co., Ltd.	108,456	2,245,108
Samsung Fire & Marine Insurance Co., Ltd.	6,031	1,008,368
*Samsung Heavy Industries Co., Ltd.	21,744	104,911
Samsung Life Insurance Co., Ltd.	4,259	220,749

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
*Samsung Pharmaceutical Co., Ltd.	6,948	$21,961
Samsung Publishing Co., Ltd.	8	196
Samsung SDI Co., Ltd.	5,223	2,540,807
Samsung SDS Co., Ltd.	2,196	259,639
Samsung Securities Co., Ltd.	3,926	124,094
SAMT Co., Ltd.	5,094	17,764
Samwha Capacitor Co., Ltd.	1,833	80,705
Samwha Electric Co., Ltd.	4	83
Samyang Corp.	54	2,365
Samyang Foods Co., Ltd.	4	313
Samyang Packaging Corp.	8	147
Sang-A Frontec Co., Ltd.	8	250
*Sangbo Corp.	44	66
Sangsin Energy Display Precision Co., Ltd.	16	213
SaraminHR Co., Ltd.	12	401
Satrec Initiative Co., Ltd.	610	24,016
SCI Information Service, Inc.	28	82
*S-Connect Co., Ltd.	48	56
*SDN Co., Ltd.	52	85
Seah Besteel Holdings Corp.	20	291
SeAH Steel Corp.	4	521
SeAH Steel Holdings Corp.	219	25,195
Seegene, Inc.	2,270	73,287
Sejin Heavy Industries Co., Ltd.	24	136
Sejong Industrial Co., Ltd.	20	114
*Sekonix Co., Ltd.	16	134
*S-Energy Co., Ltd.	26	79
Seojin System Co., Ltd.	32	496
Seoul Auction Co., Ltd.	1,243	22,069
*Seoul Pharma Co., Ltd.	4	20
Seoul Semiconductor Co., Ltd.	9,857	106,732
Seoulin Bioscience Co., Ltd.	8	96
Seowon Co., Ltd.	40	66
Seoyon Co., Ltd.	16	104
Seoyon E-Hwa Co., Ltd.	20	110
Sewha P&C, Inc.	32	52
*Sewon E&C Co., Ltd.	28,675	22,557
SEWOONMEDICAL Co., Ltd.	32	98
SFA Engineering Corp.	36	1,142
*SFA Semicon Co., Ltd.	128	675
SH Energy & Chemical Co., Ltd.	124	150
Shin Heung Energy & Electronics Co., Ltd.	7,540	399,212
#*Shin Poong Pharmaceutical Co., Ltd.	3,960	96,635
Shindaeyang Paper Co., Ltd.	118	8,794
Shinhan Financial Group Co., Ltd., Sponsored ADR	15,510	507,332
Shinhan Financial Group Co., Ltd.	48,892	1,640,763
Shinil Electronics Co., Ltd.	64	117
Shinsegae Food Co., Ltd.	4	231
Shinsegae International, Inc.	20	506
Shinsegae, Inc.	226	44,714
Shinsung Delta Tech Co., Ltd.	1,953	21,691
*Shinsung E&G Co., Ltd.	14,818	22,357
*Shinsung Tongsang Co., Ltd.	112	316
*Shinwha Intertek Corp.	40	97
Shinwon Corp.	88	135
*SHOWBOX Corp.	52	248
SIMMTECH Co., Ltd.	847	33,550

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
*SinSin Pharmaceutical Co., Ltd.	8	$38
*SK Biopharmaceuticals Co., Ltd.	808	59,056
SK Chemicals Co., Ltd.	437	44,361
SK D&D Co., Ltd.	12	273
SK Discovery Co., Ltd.	1,465	48,289
SK Gas, Ltd.	4	379
SK Hynix, Inc.	74,112	6,638,217
SK Innovation Co., Ltd.	11,882	1,939,339
SK Networks Co., Ltd.	6,379	24,632
*SK Rent A Car Co., Ltd.	12	108
SK Securities Co., Ltd.	67,817	46,705
SK Telecom Co., Ltd., ADR	126	3,152
SK Telecom Co., Ltd.	6,547	297,117
SK, Inc.	2,512	536,000
SKC Co., Ltd.	1,458	175,865
SL Corp.	20	430
*SM Culture & Contents Co., Ltd.	64	219
SM Entertainment Co., Ltd.	798	43,331
*SM Life Design Group Co., Ltd.	36	79
*»S-MAC Co., Ltd.	40,959	110,387
SMCore, Inc.	16	85
SNT Motiv Co., Ltd.	16	611
*SNU Precision Co., Ltd.	28	80
S-Oil Corp.	1,037	85,453
*Solid, Inc.	3,595	19,005
Songwon Industrial Co., Ltd.	83,127	1,800,203
*Sonid, Inc.	64	45
Soosan Heavy Industries Co., Ltd.	32	87
Soulbrain Co., Ltd.	153	29,967
Soulbrain Holdings Co., Ltd.	8	181
SPC Samlip Co., Ltd.	4	287
Speco Co., Ltd.	20	107
SPG Co., Ltd.	20	260
Spigen Korea Co., Ltd.	368	13,082
<*»Ssangyong Motor Co.	44	18
ST Pharm Co., Ltd.	8	625
STIC Investments, Inc.	2,774	22,969
*Straffic Co., Ltd.	13	44
*Studio Dragon Corp.	20	1,328
Suheung Co., Ltd.	8	248
Sun Kwang Co., Ltd.	442	25,619
Sung Kwang Bend Co., Ltd.	3,416	26,409
*Sungchang Enterprise Holdings, Ltd.	76	176
Sungshin Cement Co., Ltd.	3,485	36,765
Sungwoo Hitech Co., Ltd.	10,679	42,002
Sunjin Co., Ltd.	30	318
*Sunny Electronics Corp.	40	106
*Suprema, Inc.	8	155
SV Investment Corp.	28	75
*SY Co., Ltd.	28	74
*Synergy Innovation Co., Ltd.	40	132
*Synopex, Inc.	1,690	3,902
Systems Technology, Inc.	1,413	22,894
Tae Kyung Industrial Co., Ltd.	12	70
TAEKYUNG BK Co., Ltd.	20	80
*Taewoong Co., Ltd.	16	160
Taeyoung Engineering & Construction Co., Ltd.	2,062	16,286
*Taihan Electric Wire Co., Ltd.	594	856

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
*Taihan Fiberoptics Co., Ltd.	64	$120
*Taihan Textile Co., Ltd.	4	158
Tailim Packaging Co., Ltd.	28	96
TechWing, Inc.	17,900	314,960
*Tego Science, Inc.	4	55
*Telcon RF Pharmaceutical, Inc.	13,516	22,007
Telechips, Inc.	12	167
*TERA SCIENCE Co., Ltd.	56	106
TES Co., Ltd.	2,088	46,548
*TK Chemical Corp.	68	271
TK Corp.	2,903	25,193
TKG Huchems Co., Ltd.	24	428
*TOBESOFT Co., Ltd.	28	22
Tokai Carbon Korea Co., Ltd.	8	903
Tongyang Life Insurance Co., Ltd.	80	429
*Top Engineering Co., Ltd.	20	113
Toptec Co., Ltd.	3,289	22,442
Tovis Co., Ltd.	20	147
TS Corp.	40	131
*TS Nexgen Co., Ltd.	92	118
TSE Co., Ltd.	4	254
TYM Corp.	16,460	31,583
UBCare Co., Ltd.	28	157
Ubiquoss Holdings, Inc.	8	112
Ubiquoss, Inc.	8	151
Uju Electronics Co., Ltd.	467	10,095
Uni-Chem Co., Ltd.	76	80
*Unick Corp.	16	101
Unid Co., Ltd.	43	4,365
Union Materials Corp.	20	47
Union Semiconductor Equipment & Materials Co., Ltd.	2,929	25,652
Uniquest Corp.	16	154
*UniTest, Inc.	303	6,176
UTI, Inc.	8	97
Value Added Technology Co., Ltd.	12	386
VICTEK Co., Ltd.	20	110
Vieworks Co., Ltd.	552	17,668
Vitzro Tech Co., Ltd.	16	122
Vitzrocell Co., Ltd.	24	249
*Vivien Corp.	28	58
*Vivozon Healthcare, Inc.	84	71
*VT GMP Co., Ltd.	24	134
Webcash Corp.	144	2,809
*Webzen, Inc.	30	533
Wemade Co., Ltd.	24	1,483
*WI Co., Ltd.	48	54
Wiable Corp.	40	91
*WillBes & Co. (The)	92	96
Winix, Inc.	12	156
*Winpac, Inc.	68	100
Wins Co., Ltd.	8	108
WiSoL Co., Ltd.	5,783	52,029
WONIK IPS Co., Ltd.	40	1,277
Wonik Materials Co., Ltd.	1,158	34,436
*Wonik Pne Co., Ltd.	919	21,329
Wonik QnC Corp.	72	1,748
*WooGene B&G Co., Ltd.	20	37

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Woojin, Inc.	20	$155
Woongjin Thinkbig Co., Ltd.	10,047	23,638
*Wooree Bio Co., Ltd.	44	150
Woori Financial Group, Inc.	231,091	2,713,847
Woori Investment Bank Co., Ltd.	568	392
*Wooridul Pharmaceutical, Ltd.	16	103
Woorison F&G Co., Ltd.	64	137
Woory Industrial Co., Ltd.	8	116
*Woosu AMS Co., Ltd.	20	64
*Woowon Development Co., Ltd.	24	112
Worldex Industry & Trading Co., Ltd.	3,255	69,324
Y G-1 Co., Ltd.	2,540	18,484
YAS Co., Ltd.	8	85
YBM NET, Inc.	8	37
*Y-entec Co., Ltd.	20	207
Yeong Hwa Metal Co., Ltd.	40	57
*Yest Co., Ltd.	12	75
YG Entertainment, Inc.	12	545
*YG PLUS	28	156
*YIK Corp.	20	82
YMC Co., Ltd.	16	93
YMT Co., Ltd.	12	194
Yonwoo Co., Ltd.	4	79
Youlchon Chemical Co., Ltd.	12	215
Youngone Corp.	15,694	599,771
Youngone Holdings Co., Ltd.	12	490
*YoungWoo DSP Co., Ltd.	52	96
Yuanta Securities Korea Co., Ltd.	38,921	110,937
Yuhan Corp.	2,931	142,583
*Yungjin Pharmaceutical Co., Ltd.	104	411
Yura Tech Co., Ltd.	4	32
Yuyu Pharma, Inc.	16	95
Zeus Co., Ltd.	1,189	26,412

TOTAL KOREA, REPUBLIC OF		118,538,283

MALAYSIA (1.6%)
#7-Eleven Malaysia Holdings BHD	600	201
Able Global BHD	300	101
Aeon Co. M BHD	2,200	824
#*AFFIN Bank BHD	409	197
#Alliance Bank Malaysia BHD	52,000	45,150
Allianz Malaysia BHD	100	293
*AMMB Holdings BHD	8,200	6,950
Astro Malaysia Holdings BHD	6,100	1,401
#Axiata Group BHD	191,400	154,316
#Bank Islam Malaysia BHD	1,140	759
Batu Kawan BHD	200	1,338
*Berjaya Corp. BHD	6,500	381
Berjaya Sports Toto BHD	2,000	887
#Bermaz Auto BHD	800	325
*Boustead Holdings BHD	59,600	10,678
Boustead Plantations BHD	1,000	266
#British American Tobacco Malaysia BHD	32,100	95,117
*Bumi Armada BHD	12,700	1,254
Bursa Malaysia BHD	197,000	316,304
Cahya Mata Sarawak BHD	561,600	138,030
#Carlsberg Brewery Malaysia BHD	200	1,017
CB Industrial Product Holding BHD	300	112

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MALAYSIA (Continued)
CIMB Group Holdings BHD	1,111,711	$1,327,874
#*Cypark Resources BHD	500	91
#D&O Green Technologies BHD	1,900	1,720
#Dayang Enterprise Holdings BHD	500	100
#Dialog Group BHD	303,700	174,400
DiGi.Com BHD	257,400	225,857
DRB-Hicom BHD	3,900	1,245
#Dufu Technology Corp. BHD	36,000	20,838
#Duopharma Biotech BHD	534	196
Eco World Development Group BHD	1,300	287
*Econpile Holdings BHD	700	46
#*Ekovest BHD	105,800	11,301
FAR East Holdings BHD	200	164
Formosa Prosonic Industries BHD	200	149
Fraser & Neave Holdings BHD	200	1,057
#Frontken Corp. BHD	128,800	82,543
Gamuda BHD	23,647	20,206
#Gas Malaysia BHD	200	126
Genting Malaysia BHD	1,414,600	991,049
Genting Plantations BHD	400	836
George Kent Malaysia BHD	500	69
Globetronics Technology BHD	97,000	30,525
#Guan Chong BHD	500	303
Hai-O Enterprise BHD	311	115
HAP Seng Consolidated BHD	800	1,373
Hartalega Holdings BHD	2,000	2,021
#Heineken Malaysia BHD	200	1,089
#*Hengyuan Refining Co. BHD	24,900	33,230
HeveaBoard BHD	600	79
#Hiap Teck Venture BHD	3,500	350
Hibiscus Petroleum BHD	2,629,300	767,018
Hong Leong Bank BHD	32,800	158,067
Hong Leong Financial Group BHD	400	1,782
Hong Leong Industries BHD	100	207
Hup Seng Industries BHD	600	117
IGB BHD	404	220
IHH Healthcare BHD	130,800	198,596
IJM Corp. BHD	362,200	153,083
Inari Amertron BHD	1,720,100	1,122,105
IOI Corp. BHD	22,400	24,029
IOI Properties Group BHD	4,300	1,007
*Iskandar Waterfront City BHD	800	64
#*JAKS Resources BHD	4,800	364
*Jaya Tiasa Holdings BHD	600	160
*JCY International BHD	600	36
#*JHM Consolidation BHD	600	171
Kim Loong Resources BHD	500	240
#*KNM Group BHD	8,500	303
Kossan Rubber Industries BHD	59,800	25,275
KPJ Healthcare BHD	22,800	4,975
#Kretam Holdings BHD	900	144
Kuala Lumpur Kepong BHD	46,700	316,017
Leong Hup International BHD	7,000	844
Lii Hen Industries BHD	100	71
#Lingkaran Trans Kota Holdings BHD	200	213
#LPI Capital BHD	300	952
Magni-Tech Industries BHD	300	135

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MALAYSIA (Continued)
Magnum BHD	1,800	$748
#Mah Sing Group BHD	644,800	101,456
Malakoff Corp. BHD	5,700	871
Malayan Banking BHD	327,565	682,443
Malayan Flour Mills BHD	1,000	149
*Malaysia Airports Holdings BHD	156,100	245,974
#Malaysia Building Society BHD	9,100	1,338
*Malaysia Smelting Corp. Bhd	13,200	14,099
Malaysian Pacific Industries BHD	100	728
#Malaysian Resources Corp. BHD	222,345	19,663
Matrix Concepts Holdings BHD	5,900	3,117
#Maxis BHD	30,500	26,622
#Mega First Corp. BHD	26,900	23,480
MISC BHD	82,600	148,181
MKH BHD	500	157
MNRB Holdings BHD	400	98
*MPHB Capital BHD	500	155
*Muhibbah Engineering M BHD	400	47
#My EG Services BHD	5,149,664	1,111,906
#Nestle Malaysia BHD	1,800	55,073
#Padini Holdings BHD	20,300	15,994
#Paramount Corp. BHD	500	85
Pentamaster Corp. BHD	700	553
Perak Transit BHD	600	89
Petron Malaysia Refining & Marketing BHD	100	126
Petronas Chemicals Group BHD	116,200	272,784
Petronas Dagangan BHD	400	1,997
Petronas Gas BHD	800	3,120
#PIE Industrial BHD	200	133
#*Pos Malaysia BHD	400	57
Press Metal Aluminium Holdings BHD	181,800	250,139
Public Bank BHD	2,588,900	2,789,007
QL Resources BHD	5,700	6,691
#*Ranhill Utilities BHD	920	109
RHB Bank BHD	387,369	556,117
Sam Engineering & Equipment M Bhd	400	386
#*Sapura Energy BHD	523,900	4,212
#Sarawak Oil Palms BHD	300	476
#Scientex BHD	1,900	1,663
#*»Serba Dinamik Holdings BHD	14,400	868
*Shangri-La Hotels Malaysia BHD	100	74
#Sime Darby BHD	269,100	144,641
Sime Darby Plantation BHD	86,742	104,405
Sime Darby Property BHD	6,500	881
SKP Resources BHD	68,000	23,429
SP Setia BHD Group	234,600	63,049
Sunway BHD	8,100	3,386
Supermax Corp. BHD	398,273	101,547
Syarikat Takaful Malaysia Keluarga BHD	760	620
Ta Ann Holdings BHD	200	282
Taliworks Corp. BHD	600	126
Telekom Malaysia BHD	121,100	138,805
Tenaga Nasional BHD	500,500	1,039,283
#Thong Guan Industries BHD	300	172
TIME dotCom BHD	78,400	80,138
#Top Glove Corp. BHD	689,400	266,037
#*Tropicana Corp. BHD	400	90
TSH Resources BHD	108,400	43,076

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MALAYSIA (Continued)
#Uchi Technologies BHD	15,400	$10,754
UEM Edgenta BHD	300	110
#*UEM Sunrise BHD	4,800	375
UMW Holdings BHD	500	383
United Malacca BHD	200	261
#United Plantations BHD	200	721
#UOA Development BHD	400	165
#*Velesto Energy BHD	13,700	378
ViTrox Corp. BHD	400	698
#VS Industry BHD	100,300	23,039
#*WCT Holdings BHD	179,110	22,422
Wellcall Holdings Bhd	700	204
Westports Holdings BHD	1,500	1,357
#Yinson Holdings BHD	113,000	63,593
*YNH Property BHD	500	331
YTL Corp. BHD	12,100	1,765
YTL Power International BHD	3,800	677

TOTAL MALAYSIA		14,959,520

MEXICO (2.0%)
#*ALEATICA SAB de CV	400	360
Alpek SAB de CV	73,800	99,625
*Alsea SAB de CV	383,400	840,311
America Movil SAB de CV, Sponsored ADR	105,650	2,052,780
America Movil SAB de CV, Class L	1,068,900	1,040,172
Arca Continental SAB de CV	35,300	223,975
#*Axtel SAB de CV	25,100	2,693
#Banco del Bajio SA	235,497	581,458
Becle SAB de CV	19,000	47,359
Bolsa Mexicana de Valores SAB de CV	43,470	86,116
*Cemex SAB de CV, Sponsored ADR	15,480	68,112
*Cemex SAB de CV	749,163	329,641
Cia Minera Autlan SAB de CV, Class B	500	362
Coca-Cola Femsa SAB de CV, Sponsored ADR	738	40,295
Coca-Cola Femsa SAB de CV, Class A	18,960	103,373
Consorcio ARA SAB de CV	25,100	4,919
#*Controladora Vuela Cia de Aviacion SAB de CV, Class A	50,400	80,829
Corp Actinver SAB de CV	200	117
#Corp Inmobiliaria Vesta SAB de CV	70,398	130,423
El Puerto de Liverpool SAB de CV	15,500	78,136
*Elementia Materiales Sab de CV	350	321
Fomento Economico Mexicano SAB de CV	73,101	549,605
Fomento Economico Mexicano SAB de CV, Sponsored ADR	1,280	95,667
*Fortaleza Materiales Sab de CV	350	317
GCC SAB de CV	200	1,323
Genomma Lab Internacional SAB de CV, Class B	144,400	152,052
Gruma SAB de CV, Class B	19,520	231,837
#Grupo Aeroportuario del Centro Norte SAB de CV	10,561	74,103
Grupo Aeroportuario del Centro Norte SAB de CV, Sponsored ADR	568	31,768
#Grupo Aeroportuario del Pacifico SAB de CV, Sponsored ADR	12,970	1,994,656
Grupo Aeroportuario del Pacifico SAB de CV, Class B	21,200	326,209
Grupo Aeroportuario del Sureste SAB de CV, Class B	5,290	115,443
Grupo Aeroportuario del Sureste SAB de CV, Sponsored ADR	832	181,559
Grupo Bimbo SAB de CV, Class A	512,300	1,578,934
Grupo Carso SAB de CV, Class A1	27,100	88,516
Grupo Comercial Chedraui SA de CV	45,785	115,402
Grupo Financiero Banorte SAB de CV, Class O	135,900	897,033

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MEXICO (Continued)
*Grupo Financiero Inbursa SAB de CV, Class O	129,300	$219,148
#Grupo Herdez SAB de CV	7,230	10,848
*Grupo Hotelero Santa Fe SAB de CV	600	132
Grupo Industrial Saltillo SAB de CV	600	676
Grupo Mexico SAB de CV, Class B	461,200	2,158,602
Grupo Rotoplas SAB de CV	4,160	4,982
*Grupo Simec SAB de CV, Class B	100	990
Grupo Televisa SAB, Sponsored ADR	8,160	75,317
#Grupo Televisa SAB	137,900	255,955
*Hoteles City Express SAB de CV	21,900	5,355
Industrias Bachoco Sab de CV, ADR	168	7,692
Industrias Bachoco SAB de CV, Class B	10,000	38,136
Industrias Penoles SAB de CV	16,000	176,170
Kimberly-Clark de Mexico SAB de CV, Class A	53,600	74,825
*La Comer SAB de CV	39,687	73,565
Medica Sur SAB de CV, Class B	100	245
Megacable Holdings SAB de CV	54,800	156,088
*Minera Frisco SAB de CV	600	106
*Nemak SAB de CV	281,784	61,166
*Operadora de Sites Mexicanos SA de CV	58,000	70,821
Orbia Advance Corp. SAB de CV	79,600	191,506
*Organizacion Cultiba SAB de CV	200	91
Organizacion Soriana SAB de CV, Class B	600	693
Promotora y Operadora de Infraestructura SAB de CV	123,749	902,021
Promotora y Operadora de Infraestructura SAB de CV, Class L	80	362
Qualitas Controladora SAB de CV	14,700	79,232
#*Unifin Financiera SAB de CV	10,404	9,197
*Vitro SAB de CV, Class A	100	126
Wal-Mart de Mexico SAB de CV	518,600	1,833,656

TOTAL MEXICO		18,653,504

PERU (0.1%)
*Aenza SAA, Class A, ADR	1,745	3,333
Cementos Pacasmayo SAA, ADR	561	3,284
#Cia de Minas Buenaventura SAA, Sponsored ADR	2,838	26,791
Credicorp, Ltd.	6,146	853,618
Intercorp Financial Services, Inc.	190	5,193

TOTAL PERU		892,219

PHILIPPINES (0.7%)
8990 Holdings, Inc.	2,200	581
Aboitiz Equity Ventures, Inc.	20,400	19,773
Aboitiz Power Corp.	2,600	1,601
Alliance Global Group, Inc.	16,500	3,736
*Apex Mining Co., Inc.	4,000	116
Asia United Bank Corp.	200	169
*Atlas Consolidated Mining & Development Corp.	20,700	2,379
Ayala Corp.	14,100	199,191
Ayala Land, Inc.	290,900	178,591
*AyalaLand Logistics Holdings Corp.	2,000	172
Bank of the Philippine Islands	169,030	307,268
BDO Unibank, Inc.	861,990	2,146,513
*Belle Corp.	5,000	121
*Bloomberry Resorts Corp.	131,000	15,207
*Cebu Air, Inc.	24,890	21,026
Cebu Landmasters, Inc.	49,952	2,670
*CEMEX Holdings Philippines, Inc.	5,000	77
*Century Pacific Food, Inc.	101,400	43,703

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
PHILIPPINES (Continued)
China Banking Corp.	21,900	$11,243
COL Financial Group, Inc.	2,000	141
Cosco Capital, Inc.	48,900	4,590
D&L Industries, Inc.	206,600	28,296
DMCI Holdings, Inc.	773,200	123,226
DoubleDragon Corp.	67,100	10,668
Eagle Cement Corp.	900	216
*East West Banking Corp.	4,900	756
Emperador, Inc.	5,300	1,980
Filinvest Development Corp.	800	107
Filinvest Land, Inc.	501,000	10,077
First Gen Corp.	1,200	536
First Philippine Holdings Corp.	1,010	1,353
Global Ferronickel Holdings, Inc.	3,000	150
Globe Telecom, Inc.	1,860	80,877
GT Capital Holdings, Inc.	16,700	161,226
Holcim Philippines, Inc.	8,600	906
*Integrated Micro-Electronics, Inc.	10,100	1,364
International Container Terminal Services, Inc.	149,610	617,870
JG Summit Holdings, Inc.	4,520	4,822
Jollibee Foods Corp.	65,480	269,671
LT Group, Inc.	4,300	702
*MacroAsia Corp.	600	60
Manila Electric Co.	8,610	58,120
*Max’s Group, Inc.	500	57
*Megawide Construction Corp.	900	86
Megaworld Corp.	31,000	1,698
Metro Pacific Investments Corp.	1,578,000	114,863
Metropolitan Bank & Trust Co.	477,640	467,530
Nickel Asia Corp.	504,300	74,285
*Petron Corp.	5,000	306
Philex Mining Corp.	2,000	191
*Philippine National Bank	500	182
Philippine Savings Bank	80	88
*Philippine Seven Corp.	720	896
Philippine Stock Exchange, Inc. (The)	40	161
*Phoenix Petroleum Philippines, Inc.	300	59
*Pilipinas Shell Petroleum Corp.	500	165
PLDT, Inc., Sponsored ADR	1,450	51,562
PLDT, Inc.	16,935	605,320
*»PNB Holdings Corp.	78	—
Premium Leisure Corp.	10,000	93
Puregold Price Club, Inc.	7,000	4,425
*PXP Energy Corp.	500	45
Rizal Commercial Banking Corp.	1,000	383
Robinsons Land Corp.	216,900	79,439
Robinsons Retail Holdings, Inc.	52,350	53,648
San Miguel Corp.	700	1,425
San Miguel Food and Beverage, Inc.	1,320	1,568
Security Bank Corp.	17,420	34,369
Semirara Mining & Power Corp.	345,700	182,104
Shakey’s Pizza Asia Ventures, Inc.	600	90
SM Investments Corp.	8,155	133,014
SM Prime Holdings, Inc.	328,800	220,439
*Top Frontier Investment Holdings, Inc.	80	178
Union Bank of the Philippines	1,100	1,538
Universal Robina Corp.	73,000	143,329

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
PHILIPPINES (Continued)
Vista Land & Lifescapes, Inc.	115,200	$5,693
Vistamalls, Inc.	2,000	126
Wilcon Depot, Inc.	134,800	72,300

TOTAL PHILIPPINES		6,583,506

POLAND (0.7%)
*11 bit studios SA	4	478
AB SA	48	501
*Agora SA	40	51
*Alior Bank SA	80,228	656,996
Alumetal SA	907	14,307
Amica SA	4	83
*AmRest Holdings SE	5,469	21,444
Apator SA	66	260
Asseco Poland SA	6,497	114,125
Asseco South Eastern Europe SA	1,016	10,761
Auto Partner SA	3,128	10,221
Bank Handlowy w Warszawie SA	83	1,117
*Bank Millennium SA	71,070	80,638
*Bank Ochrony Srodowiska SA	92	178
Bank Polska Kasa Opieki SA	23,201	512,371
*Benefit Systems SA	69	9,205
Budimex SA	86	3,953
*CCC SA	4,287	50,486
CD Projekt SA	3,180	86,695
Celon Pharma SA	6	30
Ciech SA	1,778	15,859
Cognor Holding SA	9,282	12,383
ComArch SA	4	155
Cyfrowy Polsat SA	9,409	51,353
Develia SA	904	719
*Dino Polska SA	2,414	156,723
Dom Development SA	979	20,936
Echo Investment SA	274	210
*Enea SA	14,739	31,918
Eurocash SA	11,034	29,589
Fabryki Mebli Forte SA	42	361
*Famur SA	724	465
*Globe Trade Centre SA	320	440
*Grupa Azoty SA	3,913	35,271
Grupa Kety SA	130	18,808
*Grupa Lotos SA	7,008	109,599
ING Bank Slaski SA	184	8,168
Inter Cars SA	38	3,511
#*Jastrzebska Spolka Weglowa SA	52,441	799,094
Kernel Holding SA	686	4,044
KGHM Polska Miedz SA	4,801	156,820
LiveChat Software SA	2,102	44,999
Lpp SA	17	36,030
*Lubelski Wegiel Bogdanka SA	44	531
*mBank SA	2,499	168,492
Mirbud SA	158	120
Neuca SA	136	22,985
NEWAG SA	56	248
*Orange Polska SA	41,432	63,246
*PGE Polska Grupa Energetyczna SA	68,184	151,837
*PKP Cargo SA	64	168
Polski Holding Nieruchomosci SA	20	62

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
POLAND (Continued)
Polski Koncern Naftowy ORLEN SA	99,538	$1,689,472
Polskie Gornictwo Naftowe i Gazownictwo SA	66,277	93,047
*Powszechna Kasa Oszczednosci Bank Polski SA	67,001	495,381
Powszechny Zaklad Ubezpieczen SA	42,157	291,649
Santander Bank Polska SA	2,914	177,692
*Tauron Polska Energia SA	162,862	122,947
Ten Square Games SA	165	5,778
TIM SA	84	693
*VRG SA	394	336
Warsaw Stock Exchange	2,512	21,941
Wirtualna Polska Holding SA	663	14,896
*Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	12	68

TOTAL POLAND		6,432,944

QATAR (0.9%)
Aamal Co.	109,320	35,271
Al Meera Consumer Goods Co. QSC	4,109	21,438
Baladna	11,108	4,468
Barwa Real Estate Co.	215,431	200,834
Commercial Bank PSQC (The)	53,970	113,949
Doha Bank QPSC	2,356	1,682
*Gulf International Services QSC	274,865	146,952
Gulf Warehousing Co.	18,206	21,222
Industries Qatar QSC	99,836	515,663
Masraf Al Rayan QSC	264,409	391,341
*Mazaya Real Estate Development QPSC	8,225	2,012
Medicare Group	12,037	22,807
Mesaieed Petrochemical Holding Co.	6,160	4,381
Ooredoo QPSC	1,672	3,438
Qatar Electricity & Water Co. QSC	3,636	17,073
*Qatar First Bank	34,945	15,046
Qatar Fuel QSC	34,491	173,603
Qatar Gas Transport Co., Ltd.	822,358	772,284
Qatar Industrial Manufacturing Co. QSC	12,733	10,853
Qatar Insurance Co. SAQ	2,484	1,671
Qatar International Islamic Bank QSC	6,004	19,042
Qatar Islamic Bank SAQ	344,136	2,314,242
Qatar Islamic Insurance Group	108	255
Qatar National Bank QPSC	518,967	3,313,238
Qatar National Cement Co. QSC	252	351
*Salam International Investment, Ltd. QSC	99,438	27,605
United Development Co. QSC	149,828	59,656
Vodafone Qatar QSC	19,438	8,802
*Widam Food Co.	124	106

TOTAL QATAR		8,219,285

RUSSIAN FEDERATION (0.0%)
<»Etalon Group PLC, Registered, GDR	6,752	—
<»Gazprom PJSC, ADR	188,950	—
<*»Global Ports Investments PLC, Registered, GDR	687	—
<»Globaltrans Investment PLC, GDR	5,454	—
<*»Lenta International Co. PJSC, GDR	130	—
<»LUKOIL PJSC, ADR	18,513	—
<»Magnitogorsk Iron & Steel Works PJSC, GDR	3,750	—
<*»Mail.Ru Group, Ltd., GDR	2,646	—
<»MMC Norilsk Nickel Pjsc, ADR	117	—
<»MMC Norilsk Nickel PJSC, Sponsored ADR	193	—

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
RUSSIAN FEDERATION (Continued)
<»Mobile TeleSystems PJSC, Sponsored ADR	21,973	$—
<»Novatek PJSC, GDR	730	—
<»Novolipetsk Steel PJSC, GDR	1,443	—
<»PhosAgro PJSC, GDR	4,395	—
<»Polyus PJSC, Class G, GDR	2,616	—
<»Ros Agro PLC, Registered, GDR	3,349	—
<»Rosneft Oil Co. PJSC, GDR	41,368	—
<»Rostelecom PJSC, ADR	1,736	—
<»RusHydro PJSC, ADR	17,105	—
<»Sberbank of Russia PJSC, ADR	98,183	—
<»Severstal PAO, GDR	7,488	—
<»Tatneft PJSC, ADR	12,527	—
<»VTB Bank PJSC, GDR	59,710	—
<»X5 Retail Group NV, GDR	3,733	—

TOTAL RUSSIAN FEDERATION		—

SAUDI ARABIA (3.9%)
Abdullah Al Othaim Markets Co.	64	1,908
Advanced Petrochemical Co.	196	3,506
*Al Babtain Power & Telecommunication Co.	36	279
Al Hammadi Co. for Development and Investment	422	5,491
*Al Hassan Ghazi Ibrahim Shaker Co.	80	405
*Al Jouf Agricultural Development Co.	1,404	19,689
*Al Jouf Cement Co.	3,105	8,179
Al Khaleej Training and Education Co.	52	251
Al Moammar Information Systems Co.	416	14,729
Al Rajhi Bank	103,860	4,890,070
*Al Rajhi Co. for Co-operative Insurance	667	14,084
Al Yamamah Steel Industries Co.	820	8,723
*AlAbdullatif Industrial Investment Co.	2,345	14,242
Alandalus Property Co.	5,553	26,649
Alaseel Co.	758	8,862
Aldrees Petroleum and Transport Services Co.	20,350	428,072
*Al-Etihad Cooperative Insurance Co.	28	152
Alinma Bank	354,228	3,914,565
*Allianz Saudi Fransi Cooperative Insurance Co.	1,501	8,476
Almarai Co. JSC	1,062	14,723
Arab National Bank	1,008	9,460
Arabian Cement Co.	25,030	279,942
Arabian Centres Co., Ltd.	136	802
Arriyadh Development Co.	786	6,412
*Aseer Trading Tourism & Manufacturing Co.	2,001	9,869
Astra Industrial Group	72	956
Ataa Educational Co.	2,069	32,435
*AXA Cooperative Insurance Co.	696	6,458
*Bank AlBilad	29,525	407,752
Bank Al-Jazira	393,862	3,323,486
Banque Saudi Fransi	10,920	157,797
Bawan Co.	897	8,657
Bupa Arabia for Cooperative Insurance Co.	88	3,899
City Cement Co.	118,692	889,209
Co. For Cooperative Insurance (The)	857	15,766
Dallah Healthcare Co.	44	1,412
*Dar Al Arkan Real Estate Development Co.	844	2,435
*Dur Hospitality Co.	2,862	19,992
Eastern Province Cement Co.	504	6,524
*Emaar Economic City	612	1,788
Etihad Etisalat Co.	94,630	1,091,166

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SAUDI ARABIA (Continued)
Fitaihi Holding Group	20	$203
Hail Cement Co.	2,385	9,156
Halwani Brothers Co.	902	20,104
*Herfy Food Services Co.	995	14,855
Jarir Marketing Co.	33,805	1,730,447
Leejam Sports Co. JSC	624	18,400
Maharah Human Resources Co.	31,277	682,110
*Methanol Chemicals Co.	2,380	30,902
*Middle East Healthcare Co.	190	1,824
*Middle East Paper Co.	1,856	31,125
*Mobile Telecommunications Co.	640	2,379
Mouwasat Medical Services Co.	72	4,626
Najran Cement Co.	5,085	24,891
*National Agriculture Development Co. (The)	28,301	242,205
National Co. for Glass Industries (The)	40	420
National Gas & Industrialization Co.	158	2,056
National Gypsum	24	257
*National Industrialization Co.	524	2,883
National Medical Care Co.	812	17,081
Northern Region Cement Co.	4,879	17,691
Qassim Cement Co. (The)	64	1,372
*Rabigh Refining & Petrochemical Co.	296	2,273
Riyad Bank	26,864	292,218
SABIC Agri-Nutrients Co.	8,585	372,166
Sahara International Petrochemical Co.	8,813	134,634
*Saudi Arabian Mining Co.	65,523	2,410,732
Saudi Automotive Services Co.	1,130	11,539
Saudi Basic Industries Corp.	68,335	2,386,660
Saudi British Bank (The)	159,897	1,911,960
Saudi Cement Co.	120	1,849
Saudi Ceramic Co.	220	3,021
Saudi Chemical Co. Holding	11,490	105,685
*Saudi Co. For Hardware CJSC	2,634	29,389
Saudi Electricity Co.	44,028	317,521
Saudi Industrial Investment Group	542	4,769
Saudi Industrial Services Co.	3,233	24,221
Saudi Investment Bank (The)	864	5,298
*Saudi Kayan Petrochemical Co.	2,520	12,685
*Saudi Marketing Co.	813	5,766
Saudi National Bank (The)	212,193	4,469,246
*Saudi Printing & Packaging Co.	28	149
*Saudi Public Transport Co.	3,153	18,140
*Saudi Re for Cooperative Reinsurance Co.	4,304	17,671
*Saudi Real Estate Co.	140	832
*Saudi Research & Media Group	52	3,666
Saudi Telecom Co.	73,429	2,270,919
Saudia Dairy & Foodstuff Co.	24	1,126
Savola Group (The)	45,915	437,018
*Seera Group Holding	236	1,384
Southern Province Cement Co.	7,721	137,507
Tabuk Cement Co.	3,443	16,394
*Takween Advanced Industries Co.	56	226
Umm Al-Qura Cement Co.	1,036	7,140
United Electronics Co.	44	1,509
United International Transportation Co.	82,089	1,081,155
United Wire Factories Co.	598	4,887
*Yamama Cement Co.	172	1,603

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SAUDI ARABIA (Continued)
Yanbu Cement Co.	120	$1,350
Yanbu National Petrochemical Co.	8,969	146,104
Zahrat Al Waha For Trading Co.	934	22,536
*Zamil Industrial Investment Co.	2,303	14,245

TOTAL SAUDI ARABIA		35,201,452

SOUTH AFRICA (3.8%)
Absa Group, Ltd.	75,938	825,049
Adcock Ingram Holdings, Ltd.	6,616	22,459
Advtech, Ltd.	43,256	48,681
AECI, Ltd.	8,113	52,234
African Rainbow Minerals, Ltd.	3,258	53,947
Afrimat, Ltd.	168	693
Alexander Forbes Group Holdings, Ltd.	4,490	1,340
Altron, Ltd., Class A	77	42
Alviva Holdings, Ltd.	287	365
Anglo American Platinum, Ltd.	2,226	246,956
AngloGold Ashanti, Ltd.	20,942	435,795
#AngloGold Ashanti, Ltd., Sponsored ADR	11,020	225,028
Aspen Pharmacare Holdings, Ltd.	82,957	892,340
Astral Foods, Ltd.	9,254	89,408
*Aveng, Ltd.	837	789
AVI, Ltd.	108,348	471,104
Balwin Properties, Ltd.	516	92
Barloworld, Ltd.	168,584	1,222,151
Bid Corp., Ltd.	91,908	1,920,531
*Blue Label Telecoms, Ltd.	2,673	951
Capitec Bank Holdings, Ltd.	6,427	903,390
Cashbuild, Ltd.	761	13,691
*City Lodge Hotels, Ltd.	1,121	320
Clicks Group, Ltd.	18,938	372,168
Coronation Fund Managers, Ltd.	29,150	77,076
Curro Holdings, Ltd.	250	166
DataTec, Ltd.	14,279	35,462
Dis-Chem Pharmacies, Ltd.	1,833	4,456
*Discovery, Ltd.	22,165	213,378
*Distell Group Holdings, Ltd.	3,933	43,047
DRDGOLD, Ltd., ADR	700	5,600
DRDGOLD, Ltd.	32,219	26,482
Exxaro Resources, Ltd.	21,969	314,612
*Famous Brands, Ltd.	143	577
FirstRand, Ltd.	382,294	1,655,469
Foschini Group, Ltd. (The)	19,385	170,266
Gold Fields, Ltd.	45,044	619,858
#Gold Fields, Ltd., Sponsored ADR	131,073	1,760,310
Grindrod Shipping Holdings, Ltd.	6	154
Grindrod, Ltd.	1,401	607
Harmony Gold Mining Co., Ltd.	26,381	109,752
Hudaco Industries, Ltd.	170	1,592
Impala Platinum Holdings, Ltd.	149,885	1,954,179
Investec, Ltd.	3,527	21,459
Invicta Holdings, Ltd.	101	204
Italtile, Ltd.	27,059	29,409
JSE, Ltd.	9,109	63,928
KAP Industrial Holdings, Ltd.	277,396	89,447
Kumba Iron Ore, Ltd.	548	18,502
Lewis Group, Ltd.	132	401
Libstar Holdings, Ltd.	638	227

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SOUTH AFRICA (Continued)
Life Healthcare Group Holdings, Ltd.	285,598	$388,592
Long4Life, Ltd.	1,474	566
*Massmart Holdings, Ltd.	15,598	41,223
Merafe Resources, Ltd.	5,497	598
Metair Investments, Ltd.	8,529	15,229
MiX Telematics, Ltd.	752	315
Momentum Metropolitan Holdings	182,684	194,393
Motus Holdings, Ltd.	34,204	245,994
Mpact, Ltd.	860	1,764
Mr Price Group, Ltd.	66,729	907,426
MTN Group, Ltd.	337,367	3,598,226
MultiChoice Group	30,033	245,524
*Murray & Roberts Holdings, Ltd.	24,037	16,869
*Nampak, Ltd.	78,629	14,616
Nedbank Group, Ltd.	75,166	1,053,572
NEPI Rockcastle PLC	29,011	176,290
Netcare, Ltd.	164,747	158,849
*Northam Platinum Holdings, Ltd.	18,261	218,168
Oceana Group, Ltd.	4,225	14,893
Old Mutual, Ltd.	515,872	413,904
Omnia Holdings, Ltd.	19,182	101,160
Pepkor Holdings, Ltd.	70,680	95,722
Pick n Pay Stores, Ltd.	10,250	37,309
*PPC, Ltd.	147,230	35,932
PSG Konsult, Ltd.	27,512	23,518
Raubex Group, Ltd.	15,114	40,431
RCL Foods, Ltd.	504	354
Reunert, Ltd.	20,225	56,316
RFG Holdings, Ltd.	432	328
Royal Bafokeng Platinum, Ltd.	29,442	294,117
Sanlam, Ltd.	304,495	1,267,362
Santam, Ltd.	3,608	66,641
*Sappi, Ltd.	302,218	1,114,192
*Sasol, Ltd.	116,874	2,902,443
Shoprite Holdings, Ltd.	48,116	696,722
#Sibanye Stillwater, Ltd., ADR	6,654	91,426
Sibanye Stillwater, Ltd.	204,361	720,860
SPAR Group, Ltd. (The)	67,336	704,471
Spur Corp., Ltd.	194	286
*Stadio Holdings, Ltd.	60	16
Standard Bank Group, Ltd.	185,419	1,969,518
*Steinhoff International Holdings	2,605	432
*Sun International, Ltd.	16,541	29,994
Super Group, Ltd.	33,356	56,689
*Telkom SA SOC, Ltd.	56,709	169,450
The Bidvest Group Ltd	25,387	349,997
Tiger Brands, Ltd.	14,162	138,788
Truworths International, Ltd.	55,053	195,760
*Tsogo Sun Gaming, Ltd.	39,750	28,173
*Tsogo Sun Hotels, Ltd.	3,735	775
Vodacom Group, Ltd.	36,119	347,071
Wilson Bayly Holmes-Ovcon, Ltd.	3,871	18,251
Woolworths Holdings, Ltd.	57,159	214,740

TOTAL SOUTH AFRICA		34,492,399

TAIWAN (17.2%)
#AcBel Polytech, Inc.	331,000	325,099

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
Accton Technology Corp.	15,000	$118,573
Acer, Inc.	17,000	15,918
Acter Group Corp., Ltd.	5,000	34,011
#ADATA Technology Co., Ltd.	174,000	416,766
Addcn Technology Co., Ltd.	2,366	16,977
Advanced International Multitech Co., Ltd.	9,000	26,015
Advanced Power Electronics Corp.	9,000	27,450
Advancetek Enterprise Co., Ltd.	29,000	22,285
Advantech Co., Ltd.	3,000	37,608
Aerospace Industrial Development Corp.	3,000	3,379
Airtac International Group	1,046	28,816
All Ring Tech Co., Ltd.	5,000	19,593
Allis Electric Co., Ltd.	1,050	969
Alltop Technology Co., Ltd.	4,000	22,256
Amazing Microelectronic Corp.	6,000	26,972
*Ambassador Hotel (The)	25,000	26,760
Anpec Electronics Corp.	12,000	77,352
Ardentec Corp.	3,000	4,427
Argosy Research, Inc.	5,000	16,013
ASE Technology Holding Co., Ltd.	369,000	1,196,804
Asia Cement Corp.	1,310,000	2,137,741
*Asia Pacific Telecom Co., Ltd.	4,000	1,026
Asia Vital Components Co., Ltd.	1,000	3,545
Asustek Computer, Inc.	20,000	242,235
Aten International Co., Ltd.	4,000	10,951
AU Optronics Corp.	3,199,000	1,861,303
AURAS Technology Co., Ltd.	2,000	11,331
Bank of Kaohsiung Co., Ltd.	3,229	1,555
Basso Industry Corp.	10,000	14,249
BenQ Materials Corp.	37,000	39,918
BES Engineering Corp.	833,000	269,890
Bioteque Corp.	6,000	22,493
Brighton-Best International Taiwan, Inc.	3,000	3,623
C Sun Manufacturing, Ltd.	13,000	19,516
Capital Securities Corp.	544,000	289,759
Career Technology MFG. Co., Ltd.	25,000	17,769
Cathay Financial Holding Co., Ltd.	1,952,000	4,139,031
Cathay Real Estate Development Co., Ltd.	1,000	624
Chailease Holding Co., Ltd.	30,100	241,511
Chang Hwa Commercial Bank, Ltd.	26,150	16,413
Chang Wah Electromaterials, Inc.	43,000	51,497
Chang Wah Technology Co., Ltd.	4,000	12,281
Channel Well Technology Co., Ltd.	14,000	16,956
Chenbro Micom Co., Ltd.	2,000	4,573
Cheng Loong Corp.	1,000	1,135
#*Cheng Mei Materials Technology Corp.	298,000	120,816
Cheng Shin Rubber Industry Co., Ltd.	456,000	517,487
Cheng Uei Precision Industry Co., Ltd.	1,000	1,155
*Chicony Electronics Co., Ltd.	9,000	25,190
*China Airlines, Ltd.	2,265,000	2,140,091
China Bills Finance Corp.	2,000	1,201
China Chemical & Pharmaceutical Co., Ltd.	19,000	15,664
China Development Financial Holding Corp.	5,739,832	3,495,445
China General Plastics Corp.	27,100	30,570
China Metal Products	14,000	15,674
China Steel Chemical Corp.	1,000	3,885
China Steel Corp.	3,033,000	3,714,655
Chin-Poon Industrial Co., Ltd.	57,000	58,498

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
Chipbond Technology Corp.	779,000	$1,773,368
ChipMOS Technologies, Inc.	28,000	44,362
Chlitina Holding, Ltd.	1,000	6,310
Chroma ATE, Inc.	2,000	11,298
Chun Yuan Steel Industry Co., Ltd.	26,000	18,877
#Chung Hung Steel Corp.	2,083,000	2,696,017
*Chung Hwa Pulp Corp.	2,000	1,299
#Chung-Hsin Electric & Machinery Manufacturing Corp.	249,000	459,555
Chunghwa Telecom Co., Ltd., Sponsored ADR	21,100	924,602
Chunghwa Telecom Co., Ltd.	324,000	1,439,976
Compal Electronics, Inc.	22,000	16,607
Compeq Manufacturing Co., Ltd.	2,000	3,111
Concord Securities Co., Ltd.	32,000	14,982
Concraft Holding Co., Ltd.	3,000	2,305
Continental Holdings Corp.	1,000	906
Co-Tech Development Corp.	12,000	23,654
CTBC Financial Holding Co., Ltd.	2,707,000	2,686,290
CTCI Corp.	6,000	9,486
CyberTAN Technology, Inc.	46,000	35,270
DA CIN Construction Co., Ltd.	10,000	10,636
*Da-Li Development Co., Ltd.	17,020	17,958
Darfon Electronics Corp.	63,000	101,311
*Darwin Precisions Corp.	2,000	719
Daxin Materials Corp.	2,000	7,057
De Licacy Industrial Co., Ltd.	2,000	1,035
Delta Electronics, Inc.	340,000	2,883,751
Depo Auto Parts Industries Co., Ltd.	8,000	15,633
Dimerco Express Corp.	4,320	15,242
D-Link Corp.	275,080	158,186
Dyaco International, Inc.	1,000	1,405
Dynamic Electronics Co., Ltd.	109,000	79,137
Dynapack International Technology Corp.	15,000	40,864
E Ink Holdings, Inc.	640,000	3,778,053
E.Sun Financial Holding Co., Ltd.	2,867,522	3,293,095
Eastern Media International Corp.	26,900	26,512
Eclat Textile Co., Ltd.	1,000	16,539
Ecove Environment Corp.	3,000	24,987
Edom Technology Co., Ltd.	47,000	56,208
Egis Technology, Inc.	6,000	22,493
Elan Microelectronics Corp.	12,000	61,475
E-LIFE MALL Corp.	1,000	2,924
Elite Advanced Laser Corp.	12,000	17,710
Elite Material Co., Ltd.	2,000	15,063
Elite Semiconductor Microelectronics Technology, Inc.	1,000	4,241
*ENNOSTAR, Inc.	13,000	25,889
EnTie Commercial Bank Co., Ltd.	2,000	1,062
Eternal Materials Co., Ltd.	1,034,000	1,333,039
*Eva Airways Corp.	2,215,000	2,678,996
Evergreen International Storage & Transport Corp.	397,000	486,224
Evergreen Marine Corp. Taiwan, Ltd.	224,000	1,101,932
#Everlight Chemical Industrial Corp.	435,000	336,483
Excelliance Mos Corp.	4,000	22,934
Far Eastern Department Stores, Ltd.	1,000	706
Far Eastern International Bank	4,076	1,659
Far Eastern New Century Corp.	1,947,000	1,984,949
Far EasTone Telecommunications Co., Ltd.	462,000	1,297,810
Federal Corp.	24,000	18,483

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
Feng Hsin Steel Co., Ltd.	1,000	$2,823
Feng TAY Enterprise Co., Ltd.	69,000	448,288
First Financial Holding Co., Ltd.	696,150	656,578
*First Steamship Co., Ltd.	1,691,000	633,935
Fittech Co., Ltd.	1,000	5,445
Flytech Technology Co., Ltd.	7,000	17,384
Forcecon Tech Co., Ltd.	8,000	19,759
Formosa Advanced Technologies Co., Ltd.	6,000	7,918
Formosa Chemicals & Fibre Corp.	138,000	374,080
*Formosa Laboratories, Inc.	11,000	23,847
Formosa Petrochemical Corp.	593,000	1,842,846
Formosa Plastics Corp.	260,000	930,603
Formosan Union Chemical	87,000	77,184
Foxsemicon Integrated Technology, Inc.	1,000	7,311
Froch Enterprise Co., Ltd.	51,000	57,185
Fubon Financial Holding Co., Ltd.	1,475,999	3,725,614
Fulgent Sun International Holding Co., Ltd.	8,000	41,933
Gamania Digital Entertainment Co., Ltd.	1,000	2,171
GEM Services, Inc.	2,000	5,381
Gemtek Technology Corp.	413,000	428,055
GeneReach Biotechnology Corp.	5,000	28,668
Genesys Logic, Inc.	9,000	60,915
Getac Holdings Corp.	2,000	3,125
Giant Manufacturing Co., Ltd.	1,000	8,431
Gigabyte Technology Co., Ltd.	3,000	11,043
Global Lighting Technologies, Inc.	5,000	10,025
Globalwafers Co., Ltd.	1,000	17,642
Gloria Material Technology Corp.	25,000	24,512
Gold Circuit Electronics, Ltd.	1,000	2,816
Goldsun Building Materials Co., Ltd.	1,000	992
Grand Plastic Technology Corp.	2,000	19,813
Great Taipei Gas Co., Ltd.	2,000	2,253
Great Tree Pharmacy Co., Ltd.	5,188	47,963
Great Wall Enterprise Co., Ltd.	1,030	1,845
Greatek Electronics, Inc.	1,000	2,344
HannsTouch Solution, Inc.	84,000	33,485
Heran Co., Ltd.	5,000	19,508
Hey Song Corp.	28,000	33,913
Highwealth Construction Corp.	1,000	1,593
Hiwin Technologies Corp.	1,030	7,705
Hon Hai Precision Industry Co., Ltd.	1,004,000	3,474,343
Hu Lane Associate, Inc.	6,000	21,170
Hua Nan Financial Holdings Co., Ltd.	13,343	10,751
Huaku Development Co., Ltd.	1,000	3,128
Hung Sheng Construction, Ltd.	47,600	40,857
Ibase Technology, Inc.	15,000	25,598
IBF Financial Holdings Co., Ltd.	846,600	460,991
*I-Chiun Precision Industry Co., Ltd.	13,000	16,561
Innodisk Corp.	9,000	62,289
Innolux Corp.	298,000	138,003
Inventec Corp.	5,000	4,309
ITE Technology, Inc.	16,000	52,328
ITEQ Corp.	1,000	3,562
KEE TAI Properties Co., Ltd.	2,000	835
Kenda Rubber Industrial Co., Ltd.	1,000	1,070
King Yuan Electronics Co., Ltd.	173,000	237,412
King’s Town Bank Co., Ltd.	1,000	1,326
Kinik Co.	16,000	70,296

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
Kinpo Electronics	3,535,000	$1,703,008
KS Terminals, Inc.	15,000	36,793
Kung Long Batteries Industrial Co., Ltd.	7,000	32,654
Kung Sing Engineering Corp.	46,900	12,777
Kuo Yang Construction Co., Ltd.	6,545	4,485
Largan Precision Co., Ltd.	2,000	114,672
*Lealea Enterprise Co., Ltd.	41,000	14,953
Lelon Electronics Corp.	9,000	18,015
*Li Peng Enterprise Co., Ltd.	2,000	556
Lian HWA Food Corp.	9,000	27,603
*Lingsen Precision Industries, Ltd.	359,000	257,599
Lite-On Technology Corp.	76,000	167,597
Longchen Paper & Packaging Co., Ltd.	159,000	108,426
Longwell Co.	12,000	21,007
Lumax International Corp., Ltd.	5,000	12,230
Machvision, Inc.	7,000	43,697
Macroblock, Inc.	4,000	20,763
Macronix International Co., Ltd.	32,000	41,472
Makalot Industrial Co., Ltd.	31,975	198,518
Materials Analysis Technology, Inc.	5,000	21,289
MediaTek, Inc.	64,000	1,802,175
Mega Financial Holding Co., Ltd.	3,011,000	4,249,550
Mercuries & Associates Holding, Ltd.	1,000	694
*Mercuries Life Insurance Co., Ltd.	2,106	555
Merida Industry Co., Ltd.	1,000	8,227
Micro-Star International Co., Ltd.	367,000	1,506,573
Mirle Automation Corp.	13,000	17,686
MOSA Industrial Corp.	17,000	17,793
MPI Corp.	10,000	30,602
Nak Sealing Technologies Corp.	7,000	20,827
Namchow Holdings Co., Ltd.	15,000	24,300
Nan Ya Plastics Corp.	1,039,000	3,056,142
Nantex Industry Co., Ltd.	1,000	1,863
Nanya Technology Corp.	201,000	447,341
Nichidenbo Corp.	13,000	23,199
Nien Made Enterprise Co., Ltd.	1,000	10,636
Novatek Microelectronics Corp.	21,000	283,914
Nuvoton Technology Corp.	9,000	44,579
O-Bank Co., Ltd.	2,000	647
Ocean Plastics Co., Ltd.	9,000	10,366
OptoTech Corp.	1,267,000	1,786,021
*Orient Semiconductor Electronics, Ltd.	37,000	24,164
*Oriental Union Chemical Corp.	2,000	1,391
O-TA Precision Industry Co., Ltd.	11,000	53,366
Pchome Online, Inc.	12,000	31,674
Pegatron Corp.	163,000	388,760
PharmaEngine, Inc.	14,000	41,655
Phoenix Silicon International Corp.	12,000	22,595
Polytronics Technology Corp.	5,000	14,538
Power Wind Health Industry, Inc.	1,050	4,257
Powertech Technology, Inc.	1,000	3,169
President Chain Store Corp.	1,000	9,279
President Securities Corp.	2,080	1,468
Primax Electronics, Ltd.	2,000	3,793
Prince Housing & Development Corp.	4,000	1,696
Promate Electronic Co., Ltd.	16,000	23,613
Prosperity Dielectrics Co., Ltd.	8,000	13,761

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
Qisda Corp.	3,000	$3,216
Quanta Computer, Inc.	149,000	423,613
Quanta Storage, Inc.	23,000	31,056
Radiant Opto-Electronics Corp.	1,000	3,477
Radium Life Tech Co., Ltd.	59,000	20,117
Realtek Semiconductor Corp.	8,000	110,600
Rechi Precision Co., Ltd.	1,000	585
Rexon Industrial Corp., Ltd.	10,000	13,486
Rich Development Co., Ltd.	2,000	620
*Ritek Corp.	3,000	911
*Roo Hsing Co., Ltd.	2,000	347
Ruentex Development Co., Ltd.	1,400	3,719
Sampo Corp.	94,000	98,862
San Far Property, Ltd.	1,050	454
Sanyang Motor Co., Ltd.	110,000	104,120
#SDI Corp.	306,000	1,370,358
#Sesoda Corp.	37,000	73,685
Shanghai Commercial & Savings Bank, Ltd. (The)	60,000	99,744
*Shih Wei Navigation Co., Ltd.	280,000	422,724
Shin Kong Financial Holding Co., Ltd.	162,547	54,209
*Shining Building Business Co., Ltd.	2,000	682
Shinkong Insurance Co., Ltd.	23,000	42,293
Sigurd Microelectronics Corp.	1,165,000	2,233,126
Silergy Corp.	2,000	184,221
Silicon Optronics, Inc.	4,000	16,081
Simplo Technology Co., Ltd.	3,000	29,669
Sinbon Electronics Co., Ltd.	1,000	8,838
Sincere Navigation Corp.	56,000	57,091
Sino-American Silicon Products, Inc., Class A	230,000	1,162,661
Sinon Corp.	47,000	50,069
SinoPac Financial Holdings Co., Ltd.	599,000	370,876
Solar Applied Materials Technology Corp.	1,140	1,895
Sonix Technology Co., Ltd.	30,000	77,047
St Shine Optical Co., Ltd.	6,000	54,656
Standard Foods Corp.	1,000	1,710
Stark Technology, Inc.	5,000	15,369
Sunjuice Holdings Co., Ltd.	2,000	18,863
Sunonwealth Electric Machine Industry Co., Ltd.	29,000	37,879
*Supreme Electronics Co., Ltd.	122,211	191,761
Swancor Holding Co., Ltd.	7,000	31,586
Symtek Automation Asia Co., Ltd.	6,000	21,781
Syncmold Enterprise Corp.	3,000	7,155
Synmosa Biopharma Corp.	27,120	25,210
Synnex Technology International Corp.	2,000	5,259
TA Chen Stainless Pipe	43,316	65,248
#Ta Ya Electric Wire & Cable	1,685,418	1,621,062
TA-I Technology Co., Ltd.	11,000	20,227
Taichung Commercial Bank Co., Ltd.	264,782	134,298
TaiDoc Technology Corp.	2,000	19,678
Taiflex Scientific Co., Ltd.	13,000	19,318
Tainan Spinning Co., Ltd.	48,000	33,547
Taishin Financial Holding Co., Ltd.	32,408	21,330
Taisun Enterprise Co., Ltd.	1,000	1,069
Taita Chemical Co., Ltd.	6,600	6,919
*Tai-Tech Advanced Electronics Co., Ltd.	5,000	17,557
Taiwan Business Bank	25,476	11,020
Taiwan Cement Corp.	275,000	428,237
Taiwan Cogeneration Corp.	1,000	1,296

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
Taiwan Cooperative Financial Holding Co., Ltd.	138,280	$133,703
Taiwan FU Hsing Industrial Co., Ltd.	1,000	1,411
Taiwan Glass Industry Corp.	2,000	1,523
Taiwan High Speed Rail Corp.	163,000	154,840
Taiwan Hon Chuan Enterprise Co., Ltd.	8,000	20,464
Taiwan Hopax Chemicals Manufacturing Co., Ltd.	15,000	24,427
*»Taiwan Land Development Corp.	51,000	4,637
Taiwan Mobile Co., Ltd.	453,000	1,667,503
Taiwan Navigation Co., Ltd.	178,000	227,969
Taiwan Paiho, Ltd.	1,000	2,276
Taiwan PCB Techvest Co., Ltd.	29,000	48,259
Taiwan Sakura Corp.	25,000	52,671
Taiwan Secom Co., Ltd.	1,000	3,715
Taiwan Semiconductor Co., Ltd.	1,000	2,629
Taiwan Semiconductor Manufacturing Co., Ltd.	2,455,000	44,809,757
Taiwan Shin Kong Security Co., Ltd.	20,000	27,141
Taiwan Styrene Monomer	64,000	35,284
*Taiwan TEA Corp.	67,000	43,416
*Tatung Co., Ltd.	1,283,000	1,460,354
Tehmag Foods Corp.	1,100	10,281
Test Research, Inc.	17,000	39,969
Test Rite International Co., Ltd.	1,000	743
Ton Yi Industrial Corp.	2,000	1,075
Tong Yang Industry Co., Ltd.	1,000	1,126
Topkey Corp.	7,000	29,686
TPK Holding Co., Ltd.	36,000	41,953
Tripod Technology Corp.	7,000	29,448
TSC Auto Id Technology Co., Ltd.	2,000	12,926
TSRC Corp.	1,000	1,092
TTY Biopharm Co., Ltd.	1,000	2,534
Tung Ho Steel Enterprise Corp.	670	1,437
#Tung Thih Electronic Co., Ltd.	7,000	36,335
TURVO International Co., Ltd.	6,000	21,272
TYC Brother Industrial Co., Ltd.	1,000	662
*Tycoons Group Enterprise	3,000	1,114
Tyntek Corp.	169,000	125,565
U-Ming Marine Transport Corp.	7,000	15,247
Unimicron Technology Corp.	72,000	520,297
*Union Bank Of Taiwan	4,252	2,337
Uni-President Enterprises Corp.	482,000	1,118,515
*Unitech Printed Circuit Board Corp.	553,000	313,314
United Integrated Services Co., Ltd.	5,000	30,449
#United Microelectronics Corp.	1,646,000	2,669,295
#United Microelectronics Corp., Sponsored ADR	95,400	759,384
*United Renewable Energy Co., Ltd.	2,407	1,756
Universal Cement Corp.	31,000	21,350
Unizyx Holding Corp.	57,000	55,114
UPC Technology Corp.	2,000	1,123
USI Corp.	1,000	982
Utechzone Co., Ltd.	6,000	17,079
#Vanguard International Semiconductor Corp.	689,000	2,466,099
Ventec International Group Co., Ltd.	8,000	25,377
Visual Photonics Epitaxy Co., Ltd.	29,000	85,400
Wafer Works Corp.	3,137	5,779
Walsin Lihwa Corp.	4,000	6,080
Walsin Technology Corp.	5,000	20,780
Wan Hai Lines, Ltd.	1,100	5,449

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
Wei Chuan Foods Corp.	19,000	$14,503
Weikeng Industrial Co., Ltd.	611,000	629,128
Win Semiconductors Corp.	1,000	6,633
Winbond Electronics Corp.	3,000	2,773
WinWay Technology Co., Ltd.	2,000	23,715
Wisdom Marine Lines Co., Ltd.	2,000	6,256
Wistron Corp.	2,896,000	2,800,156
Wowprime Corp.	2,000	7,566
WPG Holdings, Ltd.	3,000	5,527
WT Microelectronics Co., Ltd.	1,000	2,436
XinTec, Inc.	1,000	4,682
Xxentria Technology Materials Corp.	5,000	11,179
Yageo Corp.	1,000	13,723
*Yang Ming Marine Transport Corp.	707,000	3,022,239
YC INOX Co., Ltd.	19,000	20,692
Yem Chio Co., Ltd.	42,059	21,903
YFY, Inc.	301,000	319,121
*Yieh Phui Enterprise Co., Ltd.	16,000	11,589
Youngtek Electronics Corp.	7,000	17,503
Yuanta Financial Holding Co., Ltd.	54,000	47,907
Yulon Motor Co., Ltd.	1,000	1,343
Yungshin Construction & Development Co., Ltd.	11,000	26,422
YungShin Global Holding Corp.	9,000	13,114
Zeng Hsing Industrial Co., Ltd.	4,000	18,795
Zero One Technology Co., Ltd.	11,000	15,543
Zhen Ding Technology Holding, Ltd.	1,000	3,596
Zig Sheng Industrial Co., Ltd.	44,000	20,899
ZillTek Technology Corp.	1,000	12,112
ZongTai Real Estate Development Co., Ltd.	1,000	1,143

TOTAL TAIWAN		157,463,805

THAILAND (2.3%)
AAPICO Hitech PCL - NVDR	440	301
Advanced Info Service PCL	201,700	1,266,146
Advanced Information Technology PCL - NVDR	1,500	309
After You PCL - NVDR	300	91
*Airports of Thailand PCL - NVDR	797,300	1,553,862
AJ Plast PCL - NVDR	200	99
Allianz Ayudhya Capital PCL - NVDR, Class R	200	260
Amata Corp. PCL - NVDR	255,100	162,370
*Ananda Development PCL - NVDR	2,300	85
AP Thailand PCL - NVDR	3,549,400	1,222,859
Asia Plus Group Holdings PCL - NVDR	252,800	24,948
Asian Insulators PCL - NVDR	550	111
Asian Sea Corp. PCL - NVDR	300	145
B Grimm Power PCL - NVDR, Class R	21,500	20,401
Bangchak Corp. PCL - NVDR	434,700	425,181
Bangkok Bank PCL - NVDR	37,800	144,026
Bangkok Chain Hospital PCL	1,700	1,067
Bangkok Dusit Medical Services PCL - NVDR	421,300	316,744
Bangkok Expressway & Metro PCL - NVDR, Class R	374,200	90,136
Bangkok Insurance PCL - NVDR	1,600	12,753
Bangkok Land PCL - NVDR	670,300	19,571
Bangkok Life Assurance PCL - NVDR	900	1,156
Banpu PCL	416,100	149,432
Banpu Power PCL - NVDR	1,100	523
BEC World PCL - NVDR	1,100	498
Berli Jucker PCL - NVDR	71,600	71,600

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
THAILAND (Continued)
*Better World Green PCL - NVDR	6,000	$187
BG Container Glass PCL - NVDR, Class R	400	117
BTS Group Holdings PCL - NVDR	546,800	143,685
Bumrungrad Hospital PCL - NVDR	36,200	169,638
Cal-Comp Electronics Thailand PCL - NVDR	139,790	10,449
Carabao Group PCL	700	2,238
Central Pattana PCL - NVDR	114,400	202,079
Central Retail Corp. PCL, Class A	98,600	113,714
CH Karnchang PCL - NVDR	146,900	83,636
Charoen Pokphand Foods PCL - NVDR	627,800	441,751
Chularat Hospital PCL - NVDR	6,900	786
CK Power PCL - NVDR	3,300	525
Com7 PCL	1,600	1,950
*Country Group Development PCL - NVDR	5,500	74
CP ALL PCL - NVDR	906,200	1,719,796
Delta Electronics Thailand PCL - NVDR	14,900	157,918
*Dhipaya Group Holdings PCL	800	1,507
Diamond Building Products PCL - NVDR	700	156
Dynasty Ceramic PCL - NVDR	680,300	60,780
Eastern Polymer Group PCL - NVDR	5,500	1,638
Eastern Power Group PCL - NVDR	600	92
Eastern Water Resources Development and Management PCL	113,500	25,020
Ekachai Medical Care PCL - NVDR	700	160
Electricity Generating PCL - NVDR	34,200	166,257
Energy Absolute PCL	84,500	218,343
Forth Corp. PCL - NVDR	35,900	44,023
Forth Smart Service PCL - NVDR	14,300	9,019
Frasers Property Thailand PCL - NVDR, Class R	900	402
GFPT PCL - NVDR	106,400	43,492
Global Green Chemicals PCL - NVDR	400	163
Global Power Synergy PCL - NVDR	53,500	103,876
Gulf Energy Development PCL, Class R	1,200	1,708
Gunkul Engineering PCL	7,457,000	1,262,791
Haad Thip PCL - NVDR	100	95
Hana Microelectronics PCL - NVDR	50,100	65,825
Home Product Center PCL	1,768,900	774,701
Humanica PCL - NVDR	400	139
Ichitan Group PCL - NVDR	800	283
*Index Livingmall PCL	39,600	25,090
Indorama Ventures PCL - NVDR	97,300	128,550
*Interlink Telecom PCL	149,200	25,919
IRPC PCL	49,300	5,009
*Italian-Thai Development PCL - NVDR	612,300	35,755
*JKN Global Media PCL - NVDR, Class R	500	94
Jubilee Enterprise PCL - NVDR	100	69
JWD Infologistics PCL - NVDR	72,800	34,434
Karmarts PCL - NVDR	900	134
Kaset Thai International Sugar Corp. PCL - NVDR	2,200	315
Kasikornbank PCL - NVDR	44,500	198,788
KCE Electronics PCL	217,100	389,829
KGI Securities Thailand PCL	325,100	52,206
Khon Kaen Sugar Industry PCL - NVDR	2,300	275
Kiatnakin Phatra Bank PCL - NVDR	300	633
Krung Thai Bank PCL - NVDR	7,700	3,417
Lalin Property PCL - NVDR	700	191
Land & Houses PCL	5,464,400	1,523,650
Lanna Resources PCL	55,000	32,117

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
THAILAND (Continued)
LH Financial Group PCL - NVDR, Class R	5,300	$206
Loxley PCL - NVDR	2,300	153
LPN Development PCL	2,000	269
*MBK PCL - NVDR	92,976	35,290
MCS Steel PCL - NVDR	46,200	16,592
Mega Lifesciences PCL - NVDR	600	858
*Minor International PCL - NVDR	443,000	452,701
MK Restaurants Group PCL - NVDR	400	642
Modernform Group PCL - NVDR	1,400	157
*Mono Next PCL - NVDR	1,200	85
Namyong Terminal PCL - NVDR	800	114
Netbay PCL - NVDR	100	90
Noble Development PCL - NVDR	57,300	8,365
Northeast Rubber PCL, Class R	187,000	36,854
Origin Property PCL - NVDR	1,400	450
Osotspa PCL - NVDR	900	920
*Plan B Media PCL - NVDR	50,328	11,535
*Platinum Group PCL (The) - NVDR	1,500	139
Polyplex Thailand PCL - NVDR	36,500	26,642
*Power Solution Technologies PCL - NVDR	3,600	209
Precious Shipping PCL - NVDR	94,200	52,532
Premier Marketing PCL - NVDR	500	140
Prima Marine PCL - NVDR, Class R	202,300	36,030
*Principal Capital PCL - NVDR	900	118
Property Perfect PCL - NVDR	10,500	153
Pruksa Holding PCL - NVDR	1,200	466
PTG Energy PCL - NVDR	412,600	172,268
PTT Exploration & Production PCL	148,600	655,142
PTT Global Chemical PCL - NVDR	129,100	188,467
PTT PCL	2,032,600	2,225,474
Quality Houses PCL - NVDR	631,300	41,288
Rajthanee Hospital PCL - NVDR	20,000	19,562
Ratch Group PCL - NVDR	1,200	1,542
Regional Container Lines PCL - NVDR	1,900	2,482
Rojana Industrial Park PCL - NVDR	66,900	12,306
*RS PCL - NVDR	94,500	48,560
Sabina PCL - NVDR	37,500	25,839
Sahakol Equipment PCL - NVDR	2,200	132
Sahamitr Pressure Container PCL - NVDR	500	213
*Samart Corp. PCL - NVDR	1,100	199
Sansiri PCL - NVDR	6,564,300	224,240
Sappe PCL - NVDR	100	96
SC Asset Corp. PCL - NVDR	3,300	355
Scb X PCL	21,100	70,847
*Seafco PCL - NVDR	800	88
Sena Development PCL - NVDR	1,000	130
Sermsang Power Corp. Co., Ltd., Class R	107,470	34,830
Siam Cement PCL (The) - NVDR	33,400	360,818
Siam City Cement PCL - NVDR	200	888
Siam Global House PCL	2,708	1,723
Siamgas & Petrochemicals PCL - NVDR	76,300	27,178
Sikarin PCL - NVDR	1,100	462
*Singha Estate PCL - NVDR	5,400	311
Sino-Thai Engineering & Construction PCL - NVDR	1,312,800	498,289
SiS Distribution Thailand PCL - NVDR	25,000	29,745
Sisb PCL - NVDR, Class A	300	115
SNC Former PCL - NVDR	48,900	29,126
Somboon Advance Technology PCL - NVDR	56,900	31,399

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
THAILAND (Continued)
SPCG PCL - NVDR	38,500	$18,885
Sri Trang Agro-Industry PCL - NVDR	176,800	130,342
Srivichai Vejvivat PCL - NVDR	65,000	18,599
Star Petroleum Refining PCL - NVDR	3,500	1,104
*Stars Microelectronics Thailand PCL - NVDR	900	134
Supalai PCL	197,900	126,540
Super Energy Corp. PCL - NVDR, Class R	134,200	3,409
Susco PCL - NVDR	1,000	98
SVI PCL - NVDR	500	118
*Syn MUN Kong Insurance PCL - NVDR	200	71
Synnex Thailand PCL	51,200	36,176
Syntec Construction PCL - NVDR	1,800	95
TAC Consumer PCL - NVDR	500	109
Taokaenoi Food & Marketing PCL - NVDR	600	136
*Tata Steel Thailand PCL	414,500	17,064
Thai Nakarin Hospital PCL - NVDR	100	107
Thai Oil PCL - NVDR	587,700	969,490
Thai President Foods PCL - NVDR	100	590
*Thai Reinsurance PCL - NVDR	3,000	94
*Thai Rubber Latex Group PCL - NVDR	1,800	169
Thai Solar Energy PCL - NVDR	1,200	81
Thai Stanley Electric PCL - NVDR	100	499
Thai Union Group PCL - NVDR	338,000	166,779
Thai Vegetable Oil PCL - NVDR	9,500	8,945
Thai Wah PCL - NVDR	900	172
Thaifoods Group PCL - NVDR	1,600	196
Thaire Life Assurance PCL - NVDR	800	141
Thaitheparos PCL - NVDR	100	95
Thanachart Capital PCL - NVDR	500	588
Thoresen Thai Agencies PCL - NVDR	967,200	273,922
Tipco Asphalt PCL - NVDR	1,100	524
Tisco Financial Group PCL - NVDR	300	795
TKS Technologies PCL - NVDR	33,640	12,179
TMBThanachart Bank PCL - NVDR	49,200	1,867
TMT Steel PCL - NVDR, Class R	400	118
TOA Paint Thailand PCL - NVDR	700	593
Total Access Communication PCL	1,200	1,612
TPC Power Holding PCL - NVDR	300	88
TPI Polene PCL - NVDR	10,300	451
TPI Polene Power PCL - NVDR	4,600	513
TQM Corp. PCL - NVDR, Class R	400	581
True Corp. PCL	1,065,400	149,934
*TTCL PCL - NVDR	600	83
TTW PCL - NVDR	2,000	642
*U City PLC	5,600	281
Union Auction PCL - NVDR	400	110
*Unique Engineering & Construction PCL - NVDR	1,200	179
United Paper PCL - NVDR, Class R	500	245
Univanich Palm Oil PCL - NVDR	121,400	34,559
Vanachai Group PCL - NVDR	68,100	16,205
WHA Corp. PCL - NVDR	1,110,900	108,982
WHA Utilities and Power PCL - NVDR	1,600	191
WICE Logistics PCL - NVDR	61,500	34,117
Workpoint Entertainment PCL - NVDR	400	365
Ziga Innovation PCL	88,300	28,617

TOTAL THAILAND		21,324,565

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TURKEY (0.5%)
Afyon Cimento Sanayi T A/S	408	$103
Agesa Hayat ve Emeklilik A/S	433	588
Akbank TAS	2,819,367	1,692,835
*Akcansa Cimento A/S	36	52
Aksa Akrilik Kimya Sanayii A/S	14,101	43,795
*Aksa Enerji Uretim A/S	464	520
Aksigorta A/S	2,034	461
Alarko Holding A/S	208	376
*Albaraka Turk Katilim Bankasi A/S	1,060	89
Alkim Alkali Kimya A/S	793	1,190
*Anadolu Anonim Turk Sigorta Sirketi	324	134
Anadolu Efes Biracilik Ve Malt Sanayii A/S	29,424	58,626
Anadolu Hayat Emeklilik A/S	761	650
Arcelik A/S	15,792	71,593
Aselsan Elektronik Sanayi Ve Ticaret A/S	35,266	58,159
Aygaz A/S	88	193
*Bera Holding A/S	12,146	8,495
BIM Birlesik Magazalar A/S	24,347	136,927
Bizim Toptan Satis Magazalari A/S	44	49
*Borusan Mannesmann Boru Sanayi VE Ticaret A/S	48	91
Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	196	433
*Bursa Cimento Fabrikasi A/S	666	107
Cemtas Celik Makina Sanayi Ve Ticaret A/S	517	903
Cimsa Cimento Sanayi VE Ticaret A/S	80	180
Coca-Cola Icecek AS	13,105	109,032
Deva Holding A/S	56	141
Dogus Otomotiv Servis ve Ticaret A/S	52	234
EGE Endustri VE Ticaret A/S	17	2,072
Enerjisa Enerji A/S	364	345
Erbosan Erciyas Boru Sanayii ve Ticaret A/S	16	122
Eregli Demir ve Celik Fabrikalari TAS	259,212	585,565
*Fenerbahce Futbol A/S	48	111
Ford Otomotiv Sanayi A/S	3,756	75,570
Gentas Genel Metal Sanayi VE Ticaret A/S	140	39
*Global Yatirim Holding A/S	119,380	23,545
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	119	378
Goodyear Lastikleri TAS	1,014	685
*Gubre Fabrikalari TAS	56	303
*Hektas Ticaret TAS	544	814
*IhlA/S Holding A/S	1,533	60
*Is Yatirim Menkul Degerler A/S	216	299
*Isiklar Enerji VE Yapi Holding A/S	648	37
*Ittifak Holding A.S	424	39
*Kardemir Karabuk Demir Celik Sanayi VE Ticaret A/S, Class A	224	190
*Kardemir Karabuk Demir Celik Sanayi VE Ticaret A/S, Class D	106,004	108,173
Kartonsan Karton Sanayi ve Ticaret A/S	156	619
*Kerevitas Gida Sanayi VE Ticaret A/S	156	44
KOC Holding A/S	32,917	89,073
Kordsa Teknik Tekstil A/S	92	282
*Koza Altin Isletmeleri A/S	68	788
*Kutahya Porselen Sanayi A/S	12	38
*Logo Yazilim Sanayi Ve Ticaret AS	1,036	3,138
Mavi Giyim Sanayi Ve Ticaret AS, Class B	627	3,440
*Metro Ticari VE Mali Yatirimlar Holding A/S	312	25
*Migros Ticaret A/S	124	379
*MLP Saglik Hizmetleri A/S	1,330	2,842
*Netas Telekomunikasyon A/S	40	47
Nuh Cimento Sanayi A/S	92	295

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TURKEY (Continued)
*ODAS Elektrik Uretim ve Sanayi Ticaret A/S	1,139	$188
Otokar Otomotiv Ve Savunma Sanayi A/S	16	449
*Pegasus Hava Tasimaciligi A/S	72	648
*Petkim Petrokimya Holding A/S	501,778	322,224
Polisan Holding A/S	156	38
*Reysas Tasimacilik ve Lojistik Ticaret A/S	235	77
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	45,653	58,111
*Sasa Polyester Sanayi A/S	243	1,046
*Sekerbank Turk A/S	820	64
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	164	128
Tat Gida Sanayi A/S	116	111
*TAV Havalimanlari Holding A/S	559	1,613
Tekfen Holding A/S	272	360
*Teknosa Ic Ve Dis Ticaret A/S	132	71
Tofas Turk Otomobil Fabrikasi A/S	1,712	9,064
*Turcas Petrol A/S	136	58
*Turk Hava Yollari AO	76,827	213,374
Turk Telekomunikasyon A/S	950	645
Turk Traktor ve Ziraat Makineleri A/S	28	444
Turkcell Iletisim Hizmetleri A/S	300,476	437,688
*Turkiye Garanti Bankasi A/S	106,459	107,348
*Turkiye Halk Bankasi A/S	1,040	379
*Turkiye Petrol Rafinerileri A/S	7,486	118,015
Turkiye Sise ve Cam Fabrikalari A/S	87,479	106,699
*Turkiye Vakiflar Bankasi TAO	1,580	473
Ulker Biskuvi Sanayi A/S	17,770	19,988
Vestel Elektronik Sanayi ve Ticaret A/S	128	225
Yapi ve Kredi Bankasi A/S	5,264	1,726
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	2,258	2,198
*Zorlu Enerji Elektrik Uretim A/S	1,005	140

TOTAL TURKEY		4,488,905

UNITED ARAB EMIRATES (1.1%)
Abu Dhabi Commercial Bank PJSC	336,532	932,711
Abu Dhabi Islamic Bank PJSC	59,499	142,225
Abu Dhabi National Oil Co. for Distribution PJSC	20,386	22,922
Agthia Group PJSC	12,856	14,945
Aldar Properties PJSC	270,236	415,685
Aramex PJSC	46,417	51,560
Dana Gas PJSC	484,953	155,795
*Deyaar Development PJSC	168,349	21,908
Dubai Islamic Bank PJSC	3,728	6,547
Emaar Properties PJSC	108,052	187,684
Emirates NBD Bank PJSC	399,735	1,659,645
Emirates Telecommunications Group Co. PJSC	339,108	3,231,315
First Abu Dhabi Bank PJSC	451,048	2,755,617
*Manazel PJSC	12,090	1,564
*RAK Properties PJSC	128,322	27,076
Ras Al Khaimah Ceramics	22,962	17,441

TOTAL UNITED ARAB EMIRATES		9,644,640

TOTAL COMMON STOCK (Cost $981,323,100)		907,371,994

PREFERRED STOCK (0.0%)
PHILIPPINES (0.0%)
*Cebu Air, Inc.	7,265	6,304

TOTAL PHILIPPINES		6,304

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TOTAL PREFERRED STOCK (Cost $5,680)		$6,304

RIGHTS/WARRANTS (0.0%)
BRAZIL (0.0%)
*GOL Linhas Aereas Intelig RTS 5/16/2022	8	—

TOTAL BRAZIL		—

CHILE (0.0%)
*Sociedad Quimica y Mi 4/26/2021	1,606	—

TOTAL CHILE		—

CHINA (0.0%)
*Kaisa Group Holding 4/30/2021	428	—
*Orient Securities 5/23/2022	13,888	—

TOTAL CHINA		—

KOREA, REPUBLIC OF (0.0%)
*Dawonsys Co., Ltd. 4/21/2021	279	—

TOTAL KOREA, REPUBLIC OF		—

MALAYSIA (0.0%)
*Eco World Development Group Bhd 4/12/2029	260	10

TOTAL MALAYSIA		10

PHILIPPINES (0.0%)
*Union Bank of The Philipp 5/9/2022	445	70

TOTAL PHILIPPINES		70

THAILAND (0.0%)
*Advanced Information Technology PCL	750	110
*»Bangchak Corp. PCL 1/2/2023	4,181	—
*Eastern Power Group PCL 12/31/2025	150	—
*JMT Network Services PCL, Class CW24 12/27/2024	—	—
*»Khon Kaen Sugar RTS 1/2/2023	22	—
*Mbk PCL Wts 12/31/2024	3,719	1,086
*Tmbthanachart Bank PCL	492	5

TOTAL THAILAND		1,201

TURKEY (0.0%)
*Albaraka Turk Katilim Bankasi AS 5/12/2022	1,060	16

TOTAL TURKEY		16

TOTAL RIGHTS/WARRANTS (Cost $42)		1,297

TOTAL INVESTMENT SECURITIES — 99.3%
(Cost $981,328,822)		907,379,595

SECURITIES LENDING COLLATERAL (0.7%)
@§The DFA Short Term Investment Fund	585,323	6,771,899

TOTAL INVESTMENTS — 100.0%
(Cost $988,100,721)		$914,151,494

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of April 30, 2022
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional Emerging Markets High Profitability ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COMMON STOCK (100.0%)
BRAZIL (5.2%)
Braskem SA, Preference A	600	$4,873
Cia Siderurgica Nacional SA	3,000	12,764
JBS SA	2,400	18,344
Klabin SA	2,900	12,145
Petroleo Brasileiro SA, Preference	5,100	31,184
Petroleo Brasileiro SA	4,000	27,010
Sendas Distribuidora SA, ADR	500	7,790
Suzano SA	2,300	23,041
Vale SA, Sponsored ADR	7,500	126,675

TOTAL BRAZIL		263,826

CHILE (0.5%)
Banco Santander Chile, Sponsored ADR	52	1,011
CAP SA	320	3,968
Cia Cervecerias Unidas SA, Sponsored ADR	352	4,695
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	244	18,007

TOTAL CHILE		27,681

CHINA (27.5%)
Aier Eye Hospital Group Co., Ltd., Class A	400	2,163
*Aluminum Corp. p of China, Ltd., Class H	20,000	9,559
Angel Yeast Co., Ltd., Class A	300	1,734
Anhui Conch Cement Co., Ltd., Class H	7,000	38,274
Anhui Yingjia Distillery Co., Ltd., Class A	300	2,611
ANTA Sports Products, Ltd.	3,400	39,802
Beijing Shougang Co., Ltd., Class A	1,600	1,156
BOE Technology Group Co., Ltd., Class A	6,000	3,433
Changchun High & New Technology Industry Group, Inc., Class A	400	9,457
China Feihe, Ltd.	15,000	14,357
China Hongqiao Group, Ltd.	12,000	15,279
China Jushi Co., Ltd., Class A	1,600	3,789
China Molybdenum Co., Ltd., Class H	15,000	7,628
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	500	2,385
China Petroleum & Chemical Corp., Class H	52,000	25,781
China Resources Beer Holdings Co., Ltd.	4,000	23,706
China Resources Gas Group, Ltd.	4,000	15,218
China Resources Land, Ltd.	16,000	71,984
China Tourism Group Duty Free Corp., Ltd., Class A	300	8,220
China Tower Corp., Ltd., Class H	208,000	24,389
*Chongqing Brewery Co., Ltd., Class A	200	3,778
*COSCO SHIPPING Holdings Co., Ltd., Class H	16,000	25,409
Country Garden Holdings Co., Ltd.	39,000	27,189
CSPC Pharmaceutical Group, Ltd.	28,000	28,906
Daan Gene Co., Ltd., Class A	500	1,354
Dali Foods Group Co., Ltd.	10,000	5,123
DaShenLin Pharmaceutical Group Co., Ltd., Class A	200	795
Do-Fluoride New Materials Co., Ltd., Class A	300	1,432
ENN Natural Gas Co., Ltd., Class A	1,200	2,961
Flat Glass Group Co., Ltd., Class H	1,000	3,620
Focus Media Information Technology Co., Ltd., Class A	5,500	4,828
Foshan Haitian Flavouring & Food Co., Ltd., Class A	330	4,050
Fuyao Glass Industry Group Co., Ltd., Class H	2,400	9,972
*Guanghui Energy Co., Ltd., Class A	2,600	3,468

Dimensional Emerging Markets High Profitability ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	200	$2,449
*Guangzhou Tinci Materials Technology Co., Ltd., Class A	300	3,384
Haier Smart Home Co., Ltd., Class H	8,600	31,129
Hangzhou Oxygen Plant Group Co., Ltd., Class A	300	1,178
Henan Shuanghui Investment & Development Co., Ltd., Class A	400	1,792
Hengli Petrochemical Co., Ltd., Class A	1,000	3,154
Hithink Royalflush Information Network Co., Ltd., Class A	100	1,236
Huafon Chemical Co., Ltd., Class A	2,000	2,349
Huaxin Cement Co., Ltd., Class A	400	1,313
Hubei Xingfa Chemicals Group Co., Ltd., Class A	400	1,932
Hunan Valin Steel Co., Ltd., Class A	2,700	2,374
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	600	1,314
Inner Mongolia ERDOS Resources Co., Ltd., Class A	300	1,283
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	900	5,213
*Intco Medical Technology Co., Ltd., Class A	200	867
Jafron Biomedical Co., Ltd., Class A	200	1,244
JCET Group Co., Ltd., Class A	1,000	3,255
Jiangsu Hengli Hydraulic Co., Ltd., Class A	400	2,766
Jiangsu Yangnong Chemical Co., Ltd.	100	1,974
JiuGui Liquor Co., Ltd., Class A	100	2,256
Kweichow Moutai Co., Ltd., Class A	200	55,058
LB Group Co., Ltd., Class A	1,100	3,031
Lenovo Group, Ltd.	32,000	31,322
Li Ning Co., Ltd.	8,000	63,776
Longfor Group Holdings, Ltd.	1,500	7,456
Luzhou Laojiao Co., Ltd., Class A	100	3,173
Mango Excellent Media Co., Ltd., Class A	700	3,773
Muyuan Foods Co., Ltd., Class A	700	5,505
Ningbo Orient Wires & Cables Co., Ltd., Class A	100	713
Ningxia Baofeng Energy Group Co., Ltd., Class A	900	1,911
PetroChina Co., Ltd., Class H	44,000	21,310
Ping An Insurance Group Co. of China, Ltd., Class H	14,000	91,714
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	800	1,737
Rongsheng Petrochemical Co., Ltd., Class A	1,700	3,512
Satellite Chemical Co., Ltd., Class A	700	3,798
Shaanxi Coal Industry Co., Ltd., Class A	1,800	4,664
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	900	4,092
*Shandong Shida Shenghua Chemical Group Co., Ltd.	100	1,450
Shandong Sun Paper Industry JSC, Ltd., Class A	800	1,484
Shanghai M&G Stationery, Inc., Class A	400	2,879
Shanxi Coking Coal Energy Group Co., Ltd., Class A	1,700	3,591
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	1,400	3,265
*Shanxi Meijin Energy Co., Ltd., Class A	1,800	2,832
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	200	8,191
Shennan Circuits Co., Ltd.	100	1,437
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	200	9,410
Shenzhou International Group Holdings, Ltd.	2,000	27,759
*Sichuan Hebang Biotechnology Co., Ltd., Class A	3,000	1,427
Sichuan Swellfun Co., Ltd.	200	2,133
Sinoma Science & Technology Co., Ltd., Class A	800	2,449
Sunny Optical Technology Group Co., Ltd.	2,300	34,150
Suzhou TA&A Ultra Clean Technology Co., Ltd., Class A	100	921
Tencent Holdings, Ltd.	5,900	283,790
Tingyi Cayman Islands Holding Corp.	6,000	10,996
*Topchoice Medical Corp., Class A	100	1,933

Dimensional Emerging Markets High Profitability ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Unigroup Guoxin Microelectronics Co., Ltd., Class A	100	$2,755
Wanhua Chemical Group Co., Ltd., Class A	600	7,033
Want Want China Holdings, Ltd.	18,000	16,265
Will Semiconductor Co., Ltd., Class A	100	2,266
Wuliangye Yibin Co., Ltd., Class A	600	14,647
Xiamen Faratronic Co., Ltd., Class A	100	2,209
Xinjiang Tianshan Cement Co., Ltd., Class A	200	367
Xinyi Solar Holdings, Ltd.	12,000	18,108
Yankuang Energy Group Co., Ltd., Class H	6,000	17,130
Yum China Holdings, Inc.	900	38,220
*Yunnan Aluminium Co., Ltd., Class A	1,600	2,532
Zhejiang Supor Co., Ltd., Class A	300	2,488
Zhejiang Weiming Environment Protection Co., Ltd., Class A	400	1,472
Zhejiang Weixing New Building Materials Co., Ltd., Class A	600	1,715
Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	420	1,092
Zhongsheng Group Holdings, Ltd.	2,000	13,331
Zhuzhou Hongda Electronics Corp., Ltd.	200	1,534
Zhuzhou Kibing Group Co., Ltd., Class A	1,000	1,673
Zijin Mining Group Co., Ltd., Class H	18,000	26,841

TOTAL CHINA		1,394,592

COLOMBIA (0.2%)
Banco de Bogota SA	52	660
Bancolombia SA, Sponsored ADR	8	310
Ecopetrol SA, Sponsored ADR	484	7,855

TOTAL COLOMBIA		8,825

CZECHIA (0.2%)
CEZ A/S	68	2,918
Moneta Money Bank A/S	1,512	5,673

TOTAL CZECHIA		8,591

GREECE (0.3%)
Hellenic Telecommunications Organization SA	588	11,414
OPAP SA	364	5,445
Terna Energy SA	4	75

TOTAL GREECE		16,934

HUNGARY (0.2%)
MOL Hungarian Oil & Gas PLC	1,056	9,007
*OTP Bank Nyrt	36	1,084

TOTAL HUNGARY		10,091

INDIA (15.3%)
Adani Total Gas, Ltd.	360	11,543
Asian Paints, Ltd.	496	21,005
Astral, Ltd.	232	6,535
Balkrishna Industries, Ltd.	280	7,854
Berger Paints India, Ltd.	628	5,898
*Bharti Airtel, Ltd.	4,636	44,818
Britannia Industries, Ltd.	280	12,012
Colgate-Palmolive India, Ltd.	316	6,840
Deepak Nitrite, Ltd.	212	6,452

Dimensional Emerging Markets High Profitability ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
Divi’s Laboratories, Ltd.	328	$19,332
Havells India, Ltd.	480	8,237
HCL Technologies, Ltd.	1,896	26,768
HDFC Asset Management Co., Ltd.	188	5,021
Hindalco Industries, Ltd.	5,504	34,752
Hindustan Aeronautics, Ltd.	156	3,255
*Indus Towers, Ltd.	2,624	7,174
Infosys, Ltd.	5,732	117,542
ITC, Ltd.	5,172	17,561
Jindal Steel & Power, Ltd.	1,588	11,219
JSW Steel, Ltd.	3,292	31,315
Jubilant Foodworks, Ltd.	1,024	7,314
L&T Technology Services, Ltd.	64	3,426
Larsen & Toubro Infotech, Ltd.	164	10,382
Laurus Labs, Ltd.	1,008	7,692
Marico, Ltd.	1,344	9,172
Mindtree, Ltd.	180	8,364
Mphasis, Ltd.	252	9,373
Nestle India, Ltd.	88	21,102
Page Industries, Ltd.	16	9,540
Petronet LNG, Ltd.	2,916	7,778
Pidilite Industries, Ltd.	296	9,385
SRF, Ltd.	364	11,965
Steel Authority of India, Ltd.	4,040	5,113
Tata Communications, Ltd.	292	4,181
Tata Consultancy Services, Ltd.	1,440	66,812
Tata Elxsi, Ltd.	84	8,512
*Tata Motors, Ltd., Sponsored ADR	1,292	36,447
Tech Mahindra, Ltd.	2,212	36,431
Titan Co., Ltd.	692	22,253
Torrent Pharmaceuticals, Ltd.	176	6,480
Tube Investments of India, Ltd.	284	6,931
TVS Motor Co., Ltd.	668	5,723
*United Spirits, Ltd.	568	6,411
UPL, Ltd.	1,652	17,784
Varun Beverages, Ltd.	472	6,690
Vedanta, Ltd.	4,332	23,141

TOTAL INDIA		773,535

INDONESIA (2.0%)
Adaro Energy Indonesia TBK PT	46,900	10,805
Bank Central Asia TBK PT	30,400	17,038
*Bukit Asam TBK PT	11,300	2,978
Charoen Pokphand Indonesia TBK PT	22,000	7,816
*Elang Mahkota Teknologi TBK PT	42,500	8,766
Indofood CBP Sukses Makmur TBK PT	7,600	3,997
Indofood Sukses Makmur TBK PT	14,300	6,214
Kalbe Farma TBK PT	61,900	7,002
Mayora Indah TBK PT	11,500	1,388
*Merdeka Copper Gold TBK PT	25,000	9,140
Mitra Keluarga Karyasehat TBK PT	7,500	1,309
Sumber Alfaria Trijaya TBK PT	41,200	4,860
*Tower Bersama Infrastructure TBK PT	20,700	4,298
*Transcoal Pacific TBK PT	2,200	1,510

Dimensional Emerging Markets High Profitability ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDONESIA (Continued)
Unilever Indonesia TBK PT	16,600	$4,454
United Tractors TBK PT	5,500	11,486

TOTAL INDONESIA		103,061

KOREA, REPUBLIC OF (12.7%)
BGF retail Co., Ltd.	24	3,459
Coway Co., Ltd.	168	9,484
DB HiTek Co., Ltd.	108	5,821
Dongjin Semichem Co., Ltd.	92	2,791
Hanon Systems	568	5,155
Hansol Chemical Co., Ltd.	28	5,495
HMM Co., Ltd.	1,212	27,405
Hotel Shilla Co., Ltd.	92	5,948
Hyosung Advanced Materials Corp.	8	3,044
KG DONGBUSTEEL	52	1,020
KIWOOM Securities Co., Ltd.	72	5,463
*Korean Air Lines Co., Ltd.	512	12,290
Kumho Petrochemical Co., Ltd.	80	9,841
LEENO Industrial, Inc.	28	3,948
LG Chem, Ltd.	68	28,099
LG Display Co., Ltd.	1,044	13,923
LG Electronics, Inc.	476	44,151
LG Household & Health Care, Ltd.	28	20,264
LG Innotek Co., Ltd.	44	12,226
LG Uplus Corp.	964	10,745
LX Semicon Co., Ltd.	36	3,812
Meritz Financial Group, Inc.	132	3,978
Meritz Fire & Marine Insurance Co., Ltd.	128	4,520
Samsung Electro-Mechanics Co., Ltd.	168	22,204
Samsung Electronics Co., Ltd.	4,760	255,433
Seegene, Inc.	104	3,358
SK Hynix, Inc.	1,220	109,276
S-Oil Corp.	136	11,207

TOTAL KOREA, REPUBLIC OF		644,360

MALAYSIA (1.7%)
Astro Malaysia Holdings BHD	2,600	597
Axiata Group BHD	5,200	4,193
Bursa Malaysia BHD	2,000	3,211
Carlsberg Brewery Malaysia BHD	400	2,034
DiGi.Com BHD	3,900	3,422
FGV Holdings BHD	5,700	2,658
Hartalega Holdings BHD	6,000	6,064
Heineken Malaysia BHD	400	2,177
*Hong Seng Consolidated BHD	3,700	2,184
Inari Amertron BHD	3,100	2,022
Kuala Lumpur Kepong BHD	800	5,414
Malaysian Pacific Industries BHD	300	2,184
Maxis BHD	3,700	3,230
My EG Services BHD	16,300	3,520
Nestle Malaysia BHD	100	3,060
Petronas Chemicals Group BHD	3,700	8,686
Press Metal Aluminium Holdings BHD	4,600	6,329

Dimensional Emerging Markets High Profitability ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MALAYSIA (Continued)
QL Resources BHD	2,700	$3,169
Scientex BHD	3,500	3,063
Sime Darby Plantation BHD	3,100	3,731
Top Glove Corp. BHD	20,300	7,834
United Plantations BHD	300	1,082
ViTrox Corp. BHD	1,000	1,746
Westports Holdings BHD	3,200	2,896
Yinson Holdings BHD	4,600	2,589

TOTAL MALAYSIA		87,095

MEXICO (2.2%)
America Movil SAB de CV, Sponsored ADR	3,540	68,782
Kimberly-Clark de Mexico SAB de CV, Class A	5,200	7,259
Orbia Advance Corp. SAB de CV	5,200	12,511
Wal-Mart de Mexico SAB de CV	6,200	21,922

TOTAL MEXICO		110,474

PHILIPPINES (0.8%)
Bank of the Philippine Islands	730	1,327
BDO Unibank, Inc.	2,940	7,321
DMCI Holdings, Inc.	22,100	3,522
Emperador, Inc.	12,100	4,519
Globe Telecom, Inc.	70	3,044
International Container Terminal Services, Inc.	1,180	4,873
Jollibee Foods Corp.	1,230	5,066
San Miguel Corp.	840	1,711
San Miguel Food and Beverage, Inc.	260	309
Semirara Mining & Power Corp.	2,400	1,264
Universal Robina Corp.	2,730	5,360

TOTAL PHILIPPINES		38,316

POLAND (0.8%)
CD Projekt SA	204	5,562
Cyfrowy Polsat SA	636	3,471
*Dino Polska SA	64	4,155
*Grupa Lotos SA	316	4,942
*Jastrzebska Spolka Weglowa SA	180	2,743
KGHM Polska Miedz SA	28	914
Lpp SA	4	8,478
Polski Koncern Naftowy ORLEN SA	512	8,690

TOTAL POLAND		38,955

QATAR (1.1%)
Ooredoo QPSC	3,712	7,633
Qatar Gas Transport Co., Ltd.	11,556	10,852
Qatar National Bank QPSC	5,544	35,395

TOTAL QATAR		53,880

SAUDI ARABIA (4.5%)
Abdullah Al Othaim Markets Co.	116	3,458
Advanced Petrochemical Co.	416	7,442
Al Rajhi Bank	616	29,003
Dr Sulaiman Al Habib Medical Services Group Co.	136	7,252

Dimensional Emerging Markets High Profitability ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SAUDI ARABIA (Continued)
Etihad Etisalat Co.	1,476	$17,020
Jarir Marketing Co.	156	7,985
*Mobile Telecommunications Co.	1,728	6,422
Mouwasat Medical Services Co.	128	8,224
*Rabigh Refining & Petrochemical Co.	856	6,573
SABIC Agri-Nutrients Co.	672	29,132
Sahara International Petrochemical Co.	1,408	21,510
*Saudi Arabian Mining Co.	740	27,226
*Saudi Kayan Petrochemical Co.	2,872	14,456
*Saudi Research & Media Group	92	6,485
Saudi Telecom Co.	1,112	34,391

TOTAL SAUDI ARABIA		226,579

SOUTH AFRICA (3.4%)
Anglo American Platinum, Ltd.	64	7,100
AngloGold Ashanti, Ltd., Sponsored ADR	484	9,883
Clicks Group, Ltd.	548	10,769
Gold Fields, Ltd., Sponsored ADR	1,952	26,215
Impala Platinum Holdings, Ltd.	2,864	37,341
Kumba Iron Ore, Ltd.	172	5,807
MTN Group, Ltd.	2,528	26,963
Shoprite Holdings, Ltd.	848	12,279
Sibanye Stillwater, Ltd., ADR	2,044	28,085
Woolworths Holdings, Ltd.	2,244	8,431

TOTAL SOUTH AFRICA		172,873

TAIWAN (17.3%)
Accton Technology Corp.	3,000	23,715
ASE Technology Holding Co., Ltd.	16,000	51,894
AU Optronics Corp.	50,000	29,092
*China Airlines, Ltd.	15,000	14,173
Elite Material Co., Ltd.	2,000	15,063
*Eva Airways Corp.	15,000	18,142
Evergreen Marine Corp. Taiwan, Ltd.	14,000	68,871
Far EasTone Telecommunications Co., Ltd.	7,000	19,664
Feng TAY Enterprise Co., Ltd.	3,000	19,491
Giant Manufacturing Co., Ltd.	1,000	8,430
Gigabyte Technology Co., Ltd.	4,000	14,724
Globalwafers Co., Ltd.	1,000	17,642
Micro-Star International Co., Ltd.	5,000	20,525
Nan Ya Printed Circuit Board Corp.	1,000	13,706
Nien Made Enterprise Co., Ltd.	1,000	10,636
Novatek Microelectronics Corp.	4,000	54,079
Powertech Technology, Inc.	4,000	12,675
President Chain Store Corp.	2,000	18,558
Realtek Semiconductor Corp.	3,000	41,475
Sino-American Silicon Products, Inc., Class A	4,000	20,220
TA Chen Stainless Pipe	8,000	12,051
Taiwan Mobile Co., Ltd.	9,000	33,129
Taiwan Semiconductor Manufacturing Co., Ltd.	13,000	237,282
Vanguard International Semiconductor Corp.	5,000	17,896
Wan Hai Lines, Ltd.	4,000	19,813
Yageo Corp.	2,000	27,447

Dimensional Emerging Markets High Profitability ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
*Yang Ming Marine Transport Corp.	8,000	$34,198

TOTAL TAIWAN		874,591

THAILAND (2.0%)
Advanced Info Service PCL	1,900	11,927
Bangkok Chain Hospital PCL	4,900	3,076
Banpu PCL	21,400	7,685
Carabao Group PCL	800	2,558
Central Retail Corp. PCL, Class A	5,500	6,343
Com7 PCL	2,900	3,535
Dohome PCL	1,900	1,115
Energy Absolute PCL	1,300	3,359
Gunkul Engineering PCL	14,100	2,388
Home Product Center PCL	15,600	6,832
IRPC PCL	44,500	4,521
*Jasmine Technology Solution PCL	300	4,835
KCE Electronics PCL	2,600	4,669
PTT Exploration & Production PCL	2,600	11,463
PTT PCL	8,400	9,197
Siam Global House PCL	3,600	2,292
Sri Trang Gloves Thailand PCL	3,600	2,554
*STARK Corp. PCL	15,800	2,168
Thonburi Healthcare Group PCL, Class R	1,300	2,334
Total Access Communication PCL	2,500	3,358
True Corp. PCL	41,600	5,854

TOTAL THAILAND		102,063

TURKEY (0.5%)
Aksa Akrilik Kimya Sanayii A/S	424	1,317
BIM Birlesik Magazalar A/S	692	3,892
Ford Otomotiv Sanayi A/S	88	1,770
*Kardemir Karabuk Demir Celik Sanayi VE Ticaret A/S, Class A	472	401
*Kardemir Karabuk Demir Celik Sanayi VE Ticaret A/S, Class B	256	219
*Kardemir Karabuk Demir Celik Sanayi VE Ticaret A/S, Class D	2,336	2,384
*Migros Ticaret A/S	228	696
Otokar Otomotiv Ve Savunma Sanayi A/S	20	561
*Petkim Petrokimya Holding A/S	4,784	3,072
*Sasa Polyester Sanayi A/S	288	1,241
Tofas Turk Otomobil Fabrikasi A/S	336	1,779
Turk Traktor ve Ziraat Makineleri A/S	36	571
Turkcell Iletisim Hizmetleri A/S	4,456	6,491
*Turkiye Petrol Rafinerileri A/S	184	2,901

TOTAL TURKEY		27,295

UNITED ARAB EMIRATES (1.6%)
Abu Dhabi National Oil Co. for Distribution PJSC	10,868	12,220
Emirates Telecommunications Group Co. PJSC	7,128	67,922

TOTAL UNITED ARAB EMIRATES		80,142

TOTAL COMMON STOCK (Cost $4,974,398)		5,063,759

TOTAL INVESTMENTS — 100.0% (Cost $4,974,398)		$5,063,759

Dimensional Emerging Markets High Profitability ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

*	Non-Income Producing Securities

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COMMON STOCK (100.0%)
BRAZIL (5.1%)
Americanas SA	7,100	$34,409
Banco ABC Brasil SA, Preference	500	1,595
Banco Bradesco SA	3,600	10,839
Banco Bradesco SA, Preference	75,000	272,303
Banco do Brasil SA	10,900	73,119
Banco do Estado do Rio Grande do Sul SA, Preference B	8,200	17,452
Banco Santander Brasil SA	1,300	8,335
*BK Brasil Operacao e Assessoria a Restaurantes SA	1,400	1,781
*C&A Modas Ltda	600	531
Camil Alimentos SA	700	1,213
Cia Brasileira de Distribuicao	5,200	21,347
Cia Siderurgica Nacional SA	16,600	70,628
Cielo SA	36,500	25,060
Cyrela Brazil Realty SA Empreendimentos e Participacoes	20,000	57,146
*Embraer SA, Sponsored ADR	2,424	27,561
Enauta Participacoes SA	3,400	14,171
Eucatex SA Industria e Comercio, Preference	1,800	3,631
Even Construtora e Incorporadora SA	600	648
Gerdau SA, Sponsored ADR	21,700	123,039
Guararapes Confeccoes SA	600	1,117
Industrias Romi SA	200	540
*International Meal Co. Alimentacao SA	1,100	551
Iochpe Maxion SA	3,600	9,690
JHSF Participacoes SA	9,600	12,717
M Dias Branco SA	1,900	9,082
Marcopolo SA, Preference	15,400	8,303
Marcopolo SA	700	327
*Marisa Lojas SA	1,200	564
MRV Engenharia e Participacoes SA	11,900	24,799
Natura & Co. Holding SA	16,000	60,062
Petroleo Brasileiro SA	90,300	609,755
Petroleo Brasileiro SA, Preference	115,600	706,831
Positivo Tecnologia SA	1,900	2,996
Ser Educacional SA	300	567
Trisul SA	500	401
Tupy SA	3,300	13,634
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	12,300	28,091
Usinas Siderurgicas de Minas Gerais SA Usiminas	500	1,062
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	400	728

TOTAL BRAZIL		2,256,625

CHILE (0.3%)
Banco de Credito e Inversiones SA	92	2,846
Besalco SA	544	156
CAP SA	296	3,670
Cencosud SA	30,360	48,580
*Clinica Las Condes SA	12	224
Empresa Nacional de Telecomunicaciones SA	996	3,637
Empresas CMPC SA	3,168	4,720
Empresas Copec SA	10,000	73,501
Empresas Hites SA	1,316	196
Enel Americas SA, Sponsored ADR	1,132	6,022
Falabella SA	168	471
Grupo Security SA	4,736	618
Hortifrut SA	724	705

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHILE (Continued)
Inversiones Aguas Metropolitanas SA	3,528	$1,386
Sigdo Koppers SA	452	392
SMU SA	17,160	1,598
*Sociedad Matriz SAAM SA	10,164	632
SONDA SA	3,860	1,329

TOTAL CHILE		150,683

CHINA (28.0%)
*360 Security Technology, Inc., Class A	5,900	7,275
*3SBio, Inc.	76,500	54,113
5I5J Holding Group Co., Ltd., Class A	1,200	519
AAC Technologies Holdings, Inc.	17,500	41,262
AAG Energy Holdings, Ltd.	16,000	3,059
Accelink Technologies Co., Ltd., Class A	300	680
ADAMA, Ltd., Class A	400	578
Addsino Co., Ltd., Class A	600	812
Advanced Technology & Materials Co., Ltd., Class A	500	525
Agricultural Bank of China, Ltd., Class H	486,000	183,346
*Alibaba Group Holding, Ltd.	4,500	58,557
A-Living Smart City Services Co., Ltd.	16,750	26,770
*Aluminum Corp. p of China, Ltd., Class H	162,000	77,427
Angang Steel Co., Ltd., Class H	8,000	3,558
Anhui Conch Cement Co., Ltd., Class H	34,500	188,634
Anhui Construction Engineering Group Co., Ltd., Class A	800	756
Anhui Guangxin Agrochemical Co., Ltd., Class A	200	1,079
Anhui Transport Consulting & Design Institute Co., Ltd., Class A	200	364
Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	31,300	34,591
Anhui Zhongding Sealing Parts Co., Ltd., Class A	500	894
*Anton Oilfield Services Group	10,000	554
APT Satellite Holdings, Ltd.	2,000	599
Asia Cement China Holdings Corp.	2,500	1,625
BAIC Motor Corp., Ltd., Class H	58,000	18,332
*Baidu, Inc., Class A	24,300	404,476
Bank of Beijing Co., Ltd., Class A	4,800	3,303
Bank of Changsha Co., Ltd., Class A	1,600	1,790
Bank of Chengdu Co., Ltd., Class A	11,100	28,060
Bank of China, Ltd., Class H	1,155,000	456,338
Bank of Communications Co., Ltd., Class H	125,000	87,145
Bank of Guiyang Co., Ltd., Class A	1,400	1,296
Bank of Hangzhou Co., Ltd., Class A	1,500	3,451
Bank of Jiangsu Co., Ltd., Class A	4,900	5,408
Bank of Nanjing Co., Ltd., Class A	3,300	5,764
Bank of Shanghai Co., Ltd., Class A	3,200	3,127
Bank of Suzhou Co., Ltd., Class A	1,300	1,411
*Bank of Tianjin Co., Ltd., Class H	500	129
*Bank of Zhengzhou Co., Ltd., Class H	5,000	975
Baoshan Iron & Steel Co., Ltd., Class A	39,000	37,933
*Baozun, Inc., Class A	900	2,300
BBMG Corp., Class H	165,000	27,128
Beibuwan Port Co., Ltd., Class A	600	677
Beijing Capital Development Co., Ltd., Class A	900	767
Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	2,600	1,143
Beijing Enlight Media Co., Ltd., Class A	5,600	6,113
*Beijing Enterprises Clean Energy Group, Ltd.	140,000	1,338
Beijing Enterprises Holdings, Ltd.	16,500	56,149
*Beijing Jetsen Technology Co., Ltd., Class A	15,100	10,958

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Beijing New Building Materials PLC, Class A	600	$2,623
Beijing North Star Co., Ltd., Class H	4,000	545
*Beijing Orient National Communication Science & Technology Co., Ltd., Class A	500	625
Beijing Originwater Technology Co., Ltd., Class A	1,500	1,059
Beijing Shougang Co., Ltd., Class A	1,300	940
Beijing Sinnet Technology Co., Ltd., Class A	9,100	13,263
Beijing SL Pharmaceutical Co., Ltd., Class A	400	610
Beijing Thunisoft Corp., Ltd., Class A	300	309
*Beijing Ultrapower Software Co., Ltd., Class A	900	508
Beijing Yanjing Brewery Co., Ltd., Class A	13,700	14,150
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	43,900	30,339
Better Life Commercial Chain Share Co., Ltd., Class A	500	669
*Black Peony Group Co., Ltd., Class A	400	529
Blue Sail Medical Co., Ltd., Class A	3,200	4,298
Bluefocus Intelligent Communications Group Co., Ltd., Class A	900	778
BOC Aviation, Ltd.	8,100	64,109
BOE Technology Group Co., Ltd., Class A	57,200	32,727
Bright Dairy & Food Co., Ltd., Class A	6,100	10,149
BYD Electronic International Co., Ltd.	17,500	35,820
Camel Group Co., Ltd., Class A	500	627
*Cangzhou Mingzhu Plastic Co., Ltd., Class A	600	407
Canny Elevator Co., Ltd., Class A	300	321
*Capital Environment Holdings, Ltd.	26,000	557
CECEP Solar Energy Co., Ltd., Class A	1,100	1,106
CECEP Wind-Power Corp., Class A	1,800	1,087
*Central China New Life, Ltd.	2,000	1,035
Central China Real Estate, Ltd.	4,000	347
CGN New Energy Holdings Co., Ltd.	36,000	15,967
CGN Nuclear Technology Development Co., Ltd., Class A	400	500
Changchun Faway Automobile Components Co., Ltd., Class A	300	373
Changjiang Securities Co., Ltd., Class A	2,000	1,671
*Changsha Broad Homes Industrial Group Co., Ltd., Class H	600	759
Chaowei Power Holdings, Ltd.	2,000	433
Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	200	368
Chengdu Hongqi Chain Co., Ltd., Class A	7,500	5,601
Chengtun Mining Group Co., Ltd., Class A	1,000	1,051
*Chengzhi Co., Ltd., Class A	400	571
China Aerospace International Holdings, Ltd.	10,000	612
China Aircraft Leasing Group Holdings, Ltd.	1,000	675
China Bohai Bank Co., Ltd., Class H	17,000	2,795
*China CAMC Engineering Co., Ltd., Class A	600	778
China Cinda Asset Management Co., Ltd., Class H	337,000	57,125
China CITIC Bank Corp., Ltd., Class H	33,000	16,866
China Coal Energy Co., Ltd., Class H	67,000	57,127
China Communications Services Corp., Ltd., Class H	96,000	43,925
China Construction Bank Corp., Class H	2,060,000	1,467,650
China CSSC Holdings, Ltd., Class A	5,200	12,261
China Design Group Co., Ltd., Class A	300	380
*China Dili Group	18,000	4,290
China East Education Holdings, Ltd.	16,500	8,517
China Everbright Bank Co., Ltd., Class H	12,000	4,374
China Everbright Greentech, Ltd.	3,000	780
China Foods, Ltd.	4,000	1,438
China Galaxy Securities Co., Ltd., Class H	132,000	72,341
China Gas Holdings, Ltd.	76,600	93,918

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
China Glass Holdings, Ltd.	4,000	$693
China Gold International Resources Corp., Ltd.	21,000	79,625
China Great Wall Securities Co., Ltd., Class A	600	747
China Harmony Auto Holding, Ltd.	4,500	2,122
*China High Speed Transmission Equipment Group Co., Ltd.	2,000	1,122
China Hongqiao Group, Ltd.	103,000	131,143
China International Marine Containers Group Co., Ltd., Class H	900	1,250
China Jinmao Holdings Group, Ltd.	254,000	84,492
China Kepei Education Group, Ltd.	2,000	561
China Lesso Group Holdings, Ltd.	48,000	60,871
China Life Insurance Co., Ltd., Class H	42,000	61,666
China Lilang, Ltd.	2,000	974
*China Maple Leaf Educational Systems, Ltd.	6,000	271
China Meheco Co., Ltd., Class A	300	955
China Merchants Land, Ltd.	6,000	574
China Merchants Port Holdings Co., Ltd.	4,000	7,025
China Merchants Securities Co., Ltd., Class H	1,800	1,884
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	7,100	16,751
China Minsheng Banking Corp., Ltd., Class H	18,000	6,859
China National Accord Medicines Corp., Ltd., Class A	200	864
China National Chemical Engineering Co., Ltd., Class A	1,600	2,199
China National Nuclear Power Co., Ltd., Class A	23,500	25,228
China New Higher Education Group, Ltd.	5,000	1,778
*China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	1,000	620
*China Nuclear Energy Technology Corp., Ltd.	4,000	449
*China Oil & Gas Group, Ltd.	20,000	1,007
China Oilfield Services, Ltd., Class H	34,000	35,317
China Overseas Grand Oceans Group, Ltd.	65,000	38,439
China Overseas Land & Investment, Ltd.	81,000	252,410
China Pacific Insurance Group Co., Ltd., Class H	63,000	140,997
China Petroleum & Chemical Corp., Class H	540,000	267,724
China Publishing & Media Co., Ltd., Class A	10,400	7,062
China Railway Group, Ltd., Class H	85,000	59,692
China Railway Signal & Communication Corp., Ltd., Class H	34,000	11,440
China Railway Tielong Container Logistics Co., Ltd., Class A	600	425
China Reinsurance Group Corp., Class H	255,000	22,425
China Resources Boya Bio-pharmaceutical Group Co., Ltd., Class A	200	838
China Resources Cement Holdings, Ltd.	96,000	80,141
China Resources Double Crane Pharmaceutical Co., Ltd., Class A	400	1,813
China Resources Land, Ltd.	72,000	323,930
China Resources Medical Holdings Co., Ltd.	4,500	2,518
China Resources Pharmaceutical Group, Ltd.	50,000	26,574
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	1,800	9,995
China Risun Group, Ltd.	62,000	31,371
China Sanjiang Fine Chemicals Co., Ltd.	4,000	816
China SCE Group Holdings, Ltd.	205,000	37,101
China Science Publishing & Media, Ltd., Class A	100	109
*China Shengmu Organic Milk, Ltd.	17,000	780
China Shenhua Energy Co., Ltd., Class H	63,000	203,144
China Shuifa Singyes Energy Holdings, Ltd.	3,000	413
China South City Holdings, Ltd.	18,000	1,721
China South Publishing & Media Group Co., Ltd., Class A	10,500	15,224
*China Southern Airlines Co., Ltd., Class H	6,000	3,388
China Starch Holdings, Ltd.	10,000	261
China State Construction Engineering Corp., Ltd., Class A	60,300	57,016

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
China State Construction International Holdings, Ltd.	94,000	$122,200
*China Sunshine Paper Holdings Co., Ltd.	4,000	1,111
China Taiping Insurance Holdings Co., Ltd.	53,400	61,661
*China Tianbao Group Development Co., Ltd.	1,000	424
*China Tianrui Group Cement Co., Ltd.	3,000	2,248
China Tower Corp., Ltd., Class H	972,000	113,972
China Traditional Chinese Medicine Holdings Co., Ltd.	70,000	34,348
China TransInfo Technology Co., Ltd., Class A	600	774
*China Tungsten And Hightech Materials Co., Ltd., Class A	4,700	6,977
China Vanke Co., Ltd., Class H	40,700	96,690
China West Construction Group Co., Ltd., Class A	500	595
China XLX Fertiliser, Ltd.	2,000	1,736
China Yongda Automobiles Services Holdings, Ltd.	54,500	51,054
China Yuhua Education Corp., Ltd.	8,000	1,417
China Zheshang Bank Co., Ltd., Class H	2,000	851
*China-Singapore Suzhou Industrial Park Development Group Co., Ltd., Class A	200	265
Chongqing Changan Automobile Co., Ltd., Class A	17,200	27,114
Chongqing Department Store Co., Ltd., Class A	200	841
Chongqing Dima Industry Co., Ltd., Class A	1,300	427
Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	200	372
Chongqing Rural Commercial Bank Co., Ltd., Class H	7,000	2,730
Chongqing Zongshen Power Machinery Co., Ltd., Class A	500	407
Chow Tai Seng Jewellery Co., Ltd., Class A	6,100	11,554
CIFI Holdings Group Co., Ltd.	74,000	36,122
*CITIC Press Corp., Class A	100	272
*CITIC Resources Holdings, Ltd.	14,000	999
CITIC, Ltd.	102,000	106,210
CMGE Technology Group, Ltd.	4,000	1,065
CMST Development Co., Ltd., Class A	900	751
CNHTC Jinan Truck Co., Ltd., Class A	400	596
CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	800	883
CNOOC Energy Technology & Services, Ltd., Class A	2,400	860
COFCO Biotechnology Co., Ltd., Class A	700	865
Concord New Energy Group, Ltd.	170,000	15,817
Consun Pharmaceutical Group, Ltd.	2,000	1,180
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	34,000	17,983
Country Garden Holdings Co., Ltd.	197,000	137,340
CQ Pharmaceutical Holding Co., Ltd., Class A	800	582
*Crazy Sports Group, Ltd.	22,000	883
CRRC Corp., Ltd., Class H	13,000	4,855
CSG Holding Co., Ltd., Class A	800	677
CTS International Logistics Corp., Ltd., Class A	700	949
Dalian Huarui Heavy Industry Group Co., Ltd., Class A	800	412
*Dare Power Dekor Home Co., Ltd., Class A	200	257
Dazzle Fashion Co., Ltd., Class A	100	218
DBG Technology Co., Ltd., Class A	300	401
Deppon Logistics Co., Ltd., Class A	400	830
DHC Software Co., Ltd., Class A	23,700	20,768
*Digital China Group Co., Ltd., Class A	3,100	6,422
*Dongfang Electronics Co., Ltd., Class A	500	407
*Dongguan Development Holdings Co., Ltd., Class A	400	556
Dongxing Securities Co., Ltd., Class A	800	991
E-Commodities Holdings, Ltd.	8,000	1,825
Edvantage Group Holdings, Ltd.	2,000	698
*EIT Environmental Development Group Co., Ltd., Class A	100	294

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Essex Bio-technology, Ltd.	1,000	$510
Eternal Asia Supply Chain Management, Ltd., Class A	1,100	820
EVA Precision Industrial Holdings, Ltd.	230,000	44,850
Everbright Securities Co., Ltd., Class H	200	125
Fangda Carbon New Material Co., Ltd., Class A	1,000	1,066
Fangda Special Steel Technology Co., Ltd., Class A	16,200	20,489
Fanhua, Inc., ADR	714	4,341
FAWER Automotive Parts Co., Ltd., Class A	700	501
Fiberhome Telecommunication Technologies Co., Ltd., Class A	500	1,011
First Capital Securities Co., Ltd., Class A	1,100	919
Fosun International, Ltd.	71,500	76,000
Founder Securities Co., Ltd., Class A	1,800	1,659
Foxconn Industrial Internet Co., Ltd., Class A	12,700	18,204
Fufeng Group, Ltd.	8,000	4,048
Fujian Funeng Co., Ltd., Class A	400	761
*Fujian Green Pine Co., Ltd., Class A	200	180
*Fujian Sunner Development Co., Ltd., Class A	3,300	8,099
Fulongma Group Co., Ltd., Class A	200	276
Fusen Pharmaceutical Co., Ltd.	2,000	252
Gansu Shangfeng Cement Co., Ltd., Class A	300	941
Geely Automobile Holdings, Ltd.	126,000	199,772
GEM Co., Ltd., Class A	5,700	5,793
Gemdale Corp., Class A	5,200	11,180
Gemdale Properties & Investment Corp., Ltd.	452,000	48,391
GF Securities Co., Ltd., Class H	20,200	25,539
Giant Network Group Co., Ltd., Class A	700	872
GoldenHome Living Co., Ltd., Class A	100	389
Goldenmax International Technology, Ltd., Class A	300	363
*Grand Baoxin Auto Group, Ltd.	5,000	363
Grand Pharmaceutical Group, Ltd.	41,000	25,344
*Grandjoy Holdings Group Co., Ltd., Class A	1,400	828
Greattown Holdings, Ltd., Class A	1,000	477
Greatview Aseptic Packaging Co., Ltd.	5,000	1,364
Gree Electric Appliances, Inc. of Zhuhai,, Class A	3,800	17,857
Greenland Holdings Corp., Ltd., Class A	3,200	2,308
Greenland Hong Kong Holdings, Ltd.	4,000	841
Greentown China Holdings, Ltd.	4,500	8,006
GRG Banking Equipment Co., Ltd., Class A	2,200	2,835
*Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	500	285
*Guangdong Dongpeng Holdings Co., Ltd.	300	374
Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	700	453
*Guangdong Sirio Pharma Co., Ltd., Class A	1,500	5,255
Guangdong Tapai Group Co., Ltd., Class A	500	661
*Guangdong Topstar Technology Co., Ltd., Class A	200	291
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	300	745
*Guangshen Railway Co., Ltd., Class H	8,000	1,346
*Guangxi Wuzhou Communications Co., Ltd., Class A	600	351
Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	1,300	554
Guangzhou Automobile Group Co., Ltd., Class H	36,000	31,062
Guangzhou Haige Communications Group, Inc. Co., Class A	3,300	4,507
Guangzhou Shangpin Home Collection Co., Ltd., Class A	100	377
Guangzhou Zhujiang Brewery Co., Ltd., Class A	600	695
Guizhou Panjiang Refined Coal Co., Ltd., Class A	6,400	7,940
*Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	700	493
Guomai Technologies, Inc., Class A	400	308
Guosen Securities Co., Ltd., Class A	1,400	2,045

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Guotai Junan Securities Co., Ltd., Class H	1,200	$1,560
Guoyuan Securities Co., Ltd., Class A	1,100	1,000
Haitong Securities Co., Ltd., Class H	8,400	5,910
*Hang Zhou Great Star Industrial Co., Ltd., Class A	400	932
Hangcha Group Co., Ltd., Class A	500	1,102
*Hangxiao Steel Structure Co., Ltd., Class A	1,100	565
Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	2,500	3,102
Hangzhou Century Co., Ltd., Class A	500	351
*Hangzhou Electronic Soul Network Technology Co., Ltd., Class A	100	326
HBIS Resources Co., Ltd., Class A	300	653
Health & Happiness H&H International Holdings, Ltd.	1,000	1,109
Hebei Construction Group Corp., Ltd., Class H	3,000	367
*Hefei Urban Construction Development Co., Ltd., Class A	200	223
Hello Group, Inc., ADR	4,296	22,855
Henan Yuguang Gold & Lead Co., Ltd., Class A	300	212
Hengtong Optic-electric Co., Ltd., Class A	700	1,065
Hengyi Petrochemical Co., Ltd., Class A	1,400	1,606
Hesteel Co., Ltd., Class A	3,700	1,298
Hexing Electrical Co., Ltd., Class A	200	343
*Hilong Holding, Ltd.	14,000	1,017
Hisense Home Appliances Group Co., Ltd., Class H	2,000	1,970
Hongda Xingye Co., Ltd., Class A	1,100	576
*Hongli Zhihui Group Co., Ltd., Class A	200	213
Hope Education Group Co., Ltd.	16,000	989
Hopson Development Holdings, Ltd.	23,300	45,079
Huafon Chemical Co., Ltd., Class A	20,000	23,488
Huafu Fashion Co., Ltd., Class A	700	384
Huaibei Mining Holdings Co., Ltd., Class A	900	1,915
*Huapont Life Sciences Co., Ltd., Class A	800	601
Huatai Securities Co., Ltd., Class H	4,800	6,668
Huaxi Securities Co., Ltd., Class A	1,100	1,158
Huaxia Bank Co., Ltd., Class A	3,500	2,872
Huaxin Cement Co., Ltd., Class A	500	1,641
Huayu Automotive Systems Co., Ltd., Class A	1,200	3,541
Hubei Biocause Pharmaceutical Co., Ltd., Class A	1,900	812
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	1,642	5,639
Humanwell Healthcare Group Co., Ltd., Class A	600	1,411
Hunan Valin Steel Co., Ltd., Class A	2,600	2,286
*HUYA, Inc., Sponsored ADR	1,894	7,822
Hytera Communications Corp., Ltd., Class A	900	622
IKD Co., Ltd., Class A	300	482
IMAX China Holding, Inc.	600	678
Industrial & Commercial Bank of China, Ltd., Class H	832,000	502,626
Industrial Bank Co., Ltd., Class A	32,200	99,290
Industrial Securities Co., Ltd., Class A	2,300	2,254
Infore Environment Technology Group Co., Ltd., Class A	1,000	671
*Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	71,400	20,211
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	700	1,534
Inner Mongolia ERDOS Resources Co., Ltd., Class A	300	1,283
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	3,200	2,105
Inner Mongolia Yitai Coal Co., Ltd., Class H	2,800	4,347
*Intco Medical Technology Co., Ltd., Class A	200	867
*IVD Medical Holding, Ltd.	4,000	1,351
JCET Group Co., Ltd., Class A	3,500	11,393
Jiangling Motors Corp., Ltd., Class A	200	350

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	1,100	$1,340
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	3,400	2,037
*Jiangsu Leike Defense Technology Co., Ltd., Class A	600	412
Jiangsu Linyang Energy Co., Ltd., Class A	800	834
Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	400	746
Jiangsu Shagang Co., Ltd., Class A	800	567
*Jiangsu Shuangxing Color Plastic New Materials Co., Ltd., Class A	400	806
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	21,200	19,918
Jiangsu Zhongnan Construction Group Co., Ltd., Class A	1,500	892
Jiangsu Zhongtian Technology Co., Ltd., Class A	2,200	5,416
Jiangxi Copper Co., Ltd., Class H	19,000	30,318
Jiangzhong Pharmaceutical Co., Ltd., Class A	1,700	3,371
*Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	500	400
Jingrui Holdings, Ltd.	3,000	623
*JinkoSolar Holding Co., Ltd., Sponsored ADR	672	34,447
Jinneng Science&Technology Co., Ltd., Class A	400	587
*Jiuzhitang Co., Ltd., Class A	5,600	7,091
*Jiyi Holdings, Ltd.	2,000	173
Jizhong Energy Resources Co., Ltd., Class A	11,100	12,635
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	600	1,006
Jointown Pharmaceutical Group Co., Ltd., Class A	700	1,350
Joy City Property, Ltd.	28,000	1,071
JSTI Group, Class A	600	712
Kaiser China Cultural Co., Ltd., Class A	400	319
*Kangda International Environmental Co., Ltd.	3,000	268
*Keeson Technology Corp., Ltd., Class A	100	257
Kehua Data Co., Ltd., Class A	2,800	8,305
Kinetic Development Group, Ltd.	12,000	994
Kingboard Holdings, Ltd.	17,500	79,625
Kingfa Sci & Tech Co., Ltd., Class A	1,000	1,247
Kingsoft Corp., Ltd.	24,600	75,561
KPC Pharmaceuticals, Inc., Class A	300	486
Kunlun Energy Co., Ltd.	72,000	60,565
Kunlun Tech Co., Ltd., Class A	500	1,079
*Kunming Yunnei Power Co., Ltd., Class A	1,000	378
*Kunshan Kersen Science & Technology Co., Ltd., Class A	200	209
KWG Group Holdings, Ltd.	7,000	2,552
Lao Feng Xiang Co., Ltd., Class A	100	588
LB Group Co., Ltd., Class A	800	2,204
Lee & Man Chemical Co., Ltd.	2,000	1,721
Lee & Man Paper Manufacturing, Ltd.	119,000	57,330
Lee’s Pharmaceutical Holdings, Ltd.	1,500	382
Legend Holdings Corp., Class H	2,500	2,982
Lens Technology Co., Ltd., Class A	8,800	13,462
Leo Group Co., Ltd., Class A	30,900	7,816
Lianhe Chemical Technology Co., Ltd., Class A	400	797
*Liao Ning Oxiranchem, Inc., Class A	400	584
*Lingyi iTech Guangdong Co., Class A	12,500	8,055
Lizhong Sitong Light Alloys Group Co., Ltd., Class A	100	268
Logan Group Co., Ltd.	7,000	2,213
Longhua Technology Group Luoyang Co., Ltd., Class A	400	391
Lonking Holdings, Ltd.	94,000	26,117
Luenmei Quantum Co., Ltd., Class A	600	613
*Luye Pharma Group, Ltd.	9,000	2,833
Maanshan Iron & Steel Co., Ltd., Class H	4,000	1,585
*Maoyan Entertainment	30,200	24,095

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
*Markor International Home Furnishings Co., Ltd., Class A	700	$312
*Meilleure Health International Industry Group, Ltd.	6,000	279
Metallurgical Corp. of China, Ltd., Class H	110,000	28,460
*Midea Real Estate Holding, Ltd.	1,600	3,071
Minsheng Education Group Co., Ltd.	4,000	362
Minth Group, Ltd.	4,000	9,584
MLS Co., Ltd., Class A	600	806
*Monalisa Group Co., Ltd., Class A	200	399
*Montnets Cloud Technology Group Co., Ltd., Class A	300	402
NanJi E-Commerce Co., Ltd., Class A	11,000	7,933
Nanjing Chervon Auto Precision Technology Co., Ltd., Class A	100	265
Nanjing Iron & Steel Co., Ltd., Class A	2,300	1,243
Nanjing Securities Co., Ltd., Class A	800	900
*NavInfo Co., Ltd., Class A	2,800	5,240
NetDragon Websoft Holdings, Ltd.	8,500	17,160
New China Life Insurance Co., Ltd., Class H	21,100	53,919
*New Hope Liuhe Co., Ltd., Class A	3,500	7,393
*New World Department Store China, Ltd.	1,000	130
Newland Digital Technology Co., Ltd., Class A	400	714
Nexteer Automotive Group, Ltd.	75,000	43,015
Nine Dragons Paper Holdings, Ltd.	9,000	7,995
Ningbo Huaxiang Electronic Co., Ltd., Class A	300	605
Ningbo Jifeng Auto Parts Co., Ltd., Class A	300	329
Ningbo Joyson Electronic Corp., Class A	4,800	7,892
Ningbo Sanxing Medical Electric Co., Ltd., Class A	500	661
Ningbo Zhoushan Port Co., Ltd., Class A	1,500	883
North Huajin Chemical Industries Co., Ltd., Class A	800	712
Northeast Securities Co., Ltd., Class A	900	889
Offshore Oil Engineering Co., Ltd., Class A	1,900	1,170
Opple Lighting Co., Ltd., Class A	200	483
ORG Technology Co., Ltd., Class A	1,100	807
Orient Securities Co., Ltd., Class H	2,400	1,465
PCI Technology Group Co., Ltd., Class A	700	621
People’s Insurance Co. Group of China, Ltd. (The), Class H	348,000	111,770
Perennial Energy Holdings, Ltd.	5,000	975
PetroChina Co., Ltd., Class H	468,000	226,659
PICC Property & Casualty Co., Ltd., Class H	166,000	170,524
Ping An Bank Co., Ltd., Class A	6,500	14,993
Ping An Insurance Group Co. of China, Ltd., Class H	126,500	828,699
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	2,300	4,994
Poly Property Group Co., Ltd.	11,000	2,776
Postal Savings Bank of China Co., Ltd., Class H	123,000	94,059
*Pou Sheng International Holdings, Ltd.	11,000	1,290
Power Construction Corp. p of China, Ltd., Class A	2,800	3,271
Prinx Chengshan Holdings, Ltd.	1,000	921
Pujiang International Group, Ltd.	1,000	344
Q Technology Group Co., Ltd.	44,000	31,348
Qingdao East Steel Tower Stock Co., Ltd., Class A	400	676
Qingdao Eastsoft Communication Technology Co., Ltd., Class A	200	341
Qingdao Gon Technology Co., Ltd., Class A	100	331
Qingdao Hanhe Cable Co., Ltd., Class A	1,300	697
Qingdao Port International Co., Ltd., Class H	1,000	506
Qingdao Rural Commercial Bank Corp., Class A	2,200	1,123
Qinhuangdao Port Co., Ltd., Class H	4,500	677
*Radiance Holdings Group Co., Ltd.	5,000	2,727

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Rainbow Digital Commercial Co., Ltd., Class A	400	$406
Realcan Pharmaceutical Group Co., Ltd., Class A	500	273
Redco Properties Group, Ltd.	6,000	1,675
Redsun Properties Group, Ltd.	6,000	2,103
Renhe Pharmacy Co., Ltd., Class A	500	456
*Renrui Human Resources Technology Holdings, Ltd.	400	359
*Risen Energy Co., Ltd., Class A	300	980
RiseSun Real Estate Development Co., Ltd., Class A	1,500	845
SAIC Motor Corp., Ltd., Class A	7,400	17,771
Sansteel Minguang Co., Ltd. Fujian, Class A	900	934
Sany Heavy Industry Co., Ltd., Class A	14,200	35,277
Sealand Securities Co., Ltd., Class A	2,200	1,113
Seazen Group, Ltd.	38,000	16,225
Seazen Holdings Co., Ltd., Class A	1,000	4,174
SGIS Songshan Co., Ltd., Class A	800	446
Shaanxi Coal Industry Co., Ltd., Class A	16,000	41,459
*Shaanxi Construction Machinery Co., Ltd., Class A	400	427
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	1,000	1,576
*Shandong Bohui Paper Industrial Co., Ltd., Class A	600	641
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	400	1,094
Shandong Chenming Paper Holdings, Ltd., Class H	2,000	793
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	300	858
Shandong Humon Smelting Co., Ltd., Class A	600	855
Shandong Linglong Tyre Co., Ltd., Class A	1,900	5,083
*Shandong Longda Meishi Co., Ltd., Class A	700	1,056
Shandong Nanshan Aluminum Co., Ltd., Class A	3,300	1,620
Shandong Publishing & Media Co., Ltd., Class A	3,300	2,951
Shandong Sun Paper Industry JSC, Ltd., Class A	1,000	1,855
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	56,000	60,167
Shanghai AJ Group Co., Ltd., Class A	3,400	3,036
Shanghai Construction Group Co., Ltd., Class A	17,200	8,391
Shanghai Electric Group Co., Ltd., Class H	68,000	16,640
Shanghai Environment Group Co., Ltd., Class A	500	726
Shanghai Industrial Holdings, Ltd.	2,000	2,947
Shanghai Industrial Urban Development Group, Ltd.	10,000	879
Shanghai International Port Group Co., Ltd., Class A	4,900	4,375
*Shanghai Kehua Bio-Engineering Co., Ltd., Class A	200	271
Shanghai Lingang Holdings Corp., Ltd., Class A	1,800	3,455
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	500	796
Shanghai Maling Aquarius Co., Ltd., Class A	300	319
Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	300	515
Shanghai Moons’ Electric Co., Ltd., Class A	100	194
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	17,800	28,948
Shanghai Pudong Development Bank Co., Ltd., Class A	6,700	8,101
Shanghai RAAS Blood Products Co., Ltd., Class A	5,900	4,797
*Shanghai Runda Medical Technology Co., Ltd., Class A	200	274
Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	500	678
Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	200	224
Shanghai Tunnel Engineering Co., Ltd., Class A	1,300	1,147
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	300	613
*Shanghai Yongguan Adhesive Products Corp., Ltd., Class A	100	301
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	1,000	1,354
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	600	1,046
Shanghai Zijiang Enterprise Group Co., Ltd., Class A	700	494
Shanxi Coking Co., Ltd., Class A	6,600	5,545
Shanxi Coking Coal Energy Group Co., Ltd., Class A	5,600	11,830

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	3,900	$9,096
Shanxi Taigang Stainless Steel Co., Ltd., Class A	2,100	1,881
Shanying International Holding Co., Ltd., Class A	1,700	722
*Shengyuan Environmental Protection Co., Ltd., Class A	100	307
Shenwan Hongyuan Group Co., Ltd., Class H	72,800	15,309
Shenzhen Agricultural Products Group Co., Ltd., Class A	9,000	8,103
*Shenzhen Airport Co., Ltd., Class A	900	865
Shenzhen Aisidi Co., Ltd., Class A	400	435
Shenzhen Anche Technologies Co., Ltd., Class A	100	195
Shenzhen Center Power Tech Co., Ltd., Class A	100	165
Shenzhen Cereals Holdings Co., Ltd., Class A	4,600	4,945
Shenzhen Comix Group Co., Ltd., Class A	400	328
Shenzhen Das Intellitech Co., Ltd., Class A	800	324
Shenzhen Ellassay Fashion Co., Ltd., Class A	200	297
*Shenzhen Everwin Precision Technology Co., Ltd., Class A	400	465
Shenzhen Gas Corp., Ltd., Class A	4,800	4,632
Shenzhen Gongjin Electronics Co., Ltd., Class A	300	303
*Shenzhen Huaqiang Industry Co., Ltd., Class A	300	508
Shenzhen Investment, Ltd.	14,000	3,033
Shenzhen Jinjia Group Co., Ltd., Class A	600	792
Shenzhen Jufei Optoelectronics Co., Ltd., Class A	600	359
Shenzhen Kaifa Technology Co., Ltd., Class A	600	881
Shenzhen Kinwong Electronic Co., Ltd., Class A	300	930
Shenzhen Laibao Hi-tech Co., Ltd., Class A	200	216
*Shenzhen Leaguer Co., Ltd., Class A	300	342
*Shenzhen Microgate Technology Co., Ltd., Class A	300	341
*Shenzhen MTC Co., Ltd., Class A	1,700	827
*Shenzhen New Nanshan Holding Group Co., Ltd., Class A	1,000	705
Shenzhen Overseas Chinese Town Co., Ltd., Class A	2,900	2,642
*Shenzhen Properties & Resources Development Group, Ltd., Class A	200	360
*Shenzhen SDG Information Co., Ltd., Class A	500	349
Shenzhen Suntak Circuit Technology Co., Ltd., Class A	300	481
Shenzhen Tagen Group Co., Ltd., Class A	700	702
Shenzhen Topband Co., Ltd., Class A	4,600	5,485
*Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	600	472
Shenzhen World Union Group, Inc., Class A	900	436
Shenzhen Yan Tian Port Holding Co., Ltd., Class A	1,000	714
Shenzhen Zhenye Group Co., Ltd., Class A	800	525
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	1,300	820
*Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	700	551
Shougang Fushan Resources Group, Ltd.	68,000	25,740
Shui On Land, Ltd.	419,500	59,882
*Sichuan Haite High-tech Co., Ltd., Class A	300	402
*Sichuan Hebang Biotechnology Co., Ltd., Class A	3,800	1,808
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	500	1,276
*Sichuan Lutianhua Co., Ltd., Class A	600	465
Sichuan Road & Bridge Co., Ltd., Class A	1,800	2,835
Sinofert Holdings, Ltd.	14,000	2,355
Sinolink Securities Co., Ltd., Class A	1,200	1,491
Sinoma International Engineering Co., Class A	900	1,058
Sinoma Science & Technology Co., Ltd., Class A	700	2,143
Sino-Ocean Group Holding, Ltd.	17,000	3,250
Sinopec Engineering Group Co., Ltd., Class H	133,500	69,930
Sinopharm Group Co., Ltd., Class H	40,400	93,506
Sinotrans, Ltd., Class H	10,000	3,059

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Sinotruk Hong Kong, Ltd.	3,000	$3,671
*Skyworth Group, Ltd.	120,000	63,929
*Sobute New Materials Co., Ltd.	200	682
*SOHO China, Ltd.	11,500	2,111
SooChow Securities Co., Ltd., Class A	1,200	1,227
Southwest Securities Co., Ltd., Class A	1,500	842
*STO Express Co., Ltd., Class A	700	883
*Sumavision Technologies Co., Ltd., Class A	700	489
Sun Art Retail Group, Ltd.	59,000	18,498
*Suning Universal Co., Ltd., Class A	1,200	631
*Suning.com Co., Ltd., Class A	2,500	1,216
Sunward Intelligent Equipment Co., Ltd., Class A	400	395
Suzhou Anjie Technology Co., Ltd., Class A	300	589
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	3,400	8,651
Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	1,000	717
Suzhou Secote Precision Electronic Co., Ltd., Class A	100	240
*Talkweb Information System Co., Ltd., Class A	500	398
*Tangrenshen Group Co., Ltd., Class A	700	793
Tangshan Jidong Cement Co., Ltd., Class A	1,000	1,619
TangShan Port Group Co., Ltd., Class A	2,200	911
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	800	789
TCL Electronics Holdings, Ltd.	5,000	2,294
TCL Technology Group Corp., Class A	39,100	24,608
*Tencent Music Entertainment Group, ADR	9,784	41,582
Tian Di Science & Technology Co., Ltd., Class A	1,600	1,086
Tiangong International Co., Ltd.	6,000	2,004
Tianjin Guangyu Development Co., Ltd., Class A	3,400	5,657
Tianjin Port Development Holdings, Ltd.	10,000	816
*Tianjin Ringpu Bio-Technology Co., Ltd., Class A	200	460
Tianjin Teda Co., Ltd., Class A	700	377
Tianma Microelectronics Co., Ltd., Class A	7,800	10,758
Tianneng Power International, Ltd.	4,000	3,360
Tibet Tianlu Co., Ltd., Class A	500	416
*Tibet Water Resources, Ltd.	2,000	125
Times China Holdings, Ltd.	4,000	1,427
Titan Wind Energy Suzhou Co., Ltd., Class A	600	908
*Tongda Group Holdings, Ltd.	30,000	512
TongFu Microelectronics Co., Ltd., Class A	400	799
Tongkun Group Co., Ltd., Class A	9,300	21,270
*Tongling Jingda Special Magnet Wire Co., Ltd., Class A	7,800	4,979
Tongling Nonferrous Metals Group Co., Ltd., Class A	4,200	2,213
Tongyu Heavy Industry Co., Ltd., Class A	1,600	590
Topsec Technologies Group, Inc., Class A	500	696
*Trip.com Group, Ltd.	8,100	193,257
Truly International Holdings, Ltd.	66,000	18,338
Tsaker Chemical Group, Ltd.	3,000	551
UE Furniture Co., Ltd., Class A	100	116
Unilumin Group Co., Ltd., Class A	500	422
Unisplendour Corp., Ltd., Class A	3,600	9,215
Universal Scientific Industrial Shanghai Co., Ltd., Class A	600	1,094
Vatti Corp., Ltd., Class A	300	228
*Vipshop Holdings, Ltd., Sponsored ADR	10,310	78,975
*Vnet Group, Inc., Sponsored ADR	2,346	14,006
*Wanbangde Pharmaceutical Holding Group Co., Ltd., Class A	400	485
Wangneng Environment Co., Ltd., Class A	200	566
Wangsu Science & Technology Co., Ltd., Class A	55,700	40,255

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Wasion Holdings, Ltd.	2,000	$660
Wasu Media Holding Co., Ltd., Class A	700	787
*Weibo Corp., Sponsored ADR	1,638	37,903
Weichai Power Co., Ltd., Class H	37,000	52,344
Wellhope Foods Co., Ltd., Class A	400	479
West China Cement, Ltd.	12,000	1,896
Western Securities Co., Ltd., Class A	1,200	1,127
Wharf Holdings, Ltd. (The)	19,000	55,817
Wingtech Technology Co., Ltd., Class A	1,700	16,837
Wolong Electric Group Co., Ltd., Class A	500	821
Wuchan Zhongda Group Co., Ltd., Class A	7,600	5,664
Wuhu Token Science Co., Ltd., Class A	9,200	8,505
Wushang Group Co., Ltd., Class A	300	464
Wuxi Boton Technology Co., Ltd., Class A	200	427
Wuxi Taiji Industry Co., Ltd., Class A	900	901
*Wuxi Xinje Electric Co., Ltd., Class A	100	426
XCMG Construction Machinery Co., Ltd., Class A	14,000	10,455
Xiabuxiabu Catering Management China Holdings Co., Ltd.	1,500	667
Xiamen C & D, Inc., Class A	700	1,524
*Xiamen Comfort Science & Technology Group Co., Ltd., Class A	300	374
Xiamen International Port Co., Ltd., Class H	4,000	444
Xiamen ITG Group Corp., Ltd., Class A	800	901
Xiamen Xiangyu Co., Ltd., Class A	10,600	13,949
Xiangpiaopiao Food Co., Ltd., Class A	100	192
Xinfengming Group Co., Ltd., Class A	600	858
Xingda International Holdings, Ltd.	5,000	905
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	19,600	28,178
Xinjiang Tianshan Cement Co., Ltd., Class A	600	1,100
*Xinjiang Xinxin Mining Industry Co., Ltd., Class H	4,000	693
»Xinjiang Zhongtai Chemical Co., Ltd., Class A	900	1,001
*Xinte Energy Co., Ltd., Class H	1,600	3,565
Xinxing Ductile Iron Pipes Co., Ltd., Class A	1,600	1,161
Xinyu Iron & Steel Co., Ltd., Class A	58,600	50,644
Xuji Electric Co., Ltd., Class A	400	946
*YaGuang Technology Group Co., Ltd., Class A	500	393
Yantai Changyu Pioneer Wine Co., Ltd., Class A	100	399
Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	300	482
Yifan Pharmaceutical Co., Ltd., Class A	500	891
*Yincheng International Holding Co., Ltd.	2,000	688
Yixintang Pharmaceutical Group Co., Ltd., Class A	200	611
Youngor Group Co., Ltd., Class A	1,000	1,028
*Yunnan Aluminium Co., Ltd., Class A	1,200	1,899
Yunnan Baiyao Group Co., Ltd., Class A	200	2,297
Yunnan Copper Co., Ltd., Class A	700	1,105
*Yunnan Tin Co., Ltd., Class A	800	2,158
Zepp Health Corp., ADR	702	1,699
*Zhejiang Century Huatong Group Co., Ltd., Class A	4,500	3,225
Zhejiang China Commodities City Group Co., Ltd., Class A	8,600	6,617
Zhejiang Chint Electrics Co., Ltd., Class A	5,000	24,610
Zhejiang Communications Technology Co., Ltd.	600	614
Zhejiang Crystal-Optech Co., Ltd., Class A	500	709
Zhejiang Dahua Technology Co., Ltd., Class A	3,800	9,566
Zhejiang Hailiang Co., Ltd., Class A	800	1,091
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	600	569
Zhejiang Huace Film & Television Co., Ltd., Class A	7,700	5,032

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	500	$785
Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	7,300	9,518
Zhejiang Juhua Co., Ltd., Class A	2,800	4,785
Zhejiang Longsheng Group Co., Ltd., Class A	900	1,365
Zhejiang Medicine Co., Ltd., Class A	3,200	6,085
*Zhejiang Qianjiang Motorcycle Co., Ltd., Class A	200	299
Zhejiang Runtu Co., Ltd., Class A	500	586
Zhejiang Semir Garment Co., Ltd., Class A	9,500	9,340
*Zhejiang Southeast Space Frame Co., Ltd., Class A	500	656
Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	900	511
Zhejiang Wanliyang Co., Ltd., Class A	500	500
*Zhejiang Wanma Co., Ltd., Class A	400	393
Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	400	536
Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	420	1,091
Zhejiang Yasha Decoration Co., Ltd., Class A	700	491
*Zhejiang Yinlun Machinery Co., Ltd., Class A	300	349
*Zhende Medical Co., Ltd., Class A	100	494
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	18,000	19,156
Zheshang Securities Co., Ltd., Class A	1,000	1,387
*Zhong An Group, Ltd.	6,000	229
*Zhongliang Holdings Group Co., Ltd.	3,500	1,120
Zhongshan Broad Ocean Motor Co., Ltd., Class A	1,000	754
Zhuguang Holdings Group Co., Ltd.	10,000	1,823
Zhuhai Huafa Properties Co., Ltd., Class A	800	919
*Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	300	341
Zhuzhou CRRC Times Electric Co., Ltd., Class H	10,000	39,956
Zhuzhou Kibing Group Co., Ltd., Class A	2,300	3,847
Zibo Qixiang Tengda Chemical Co., Ltd., Class A	1,100	1,178
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	5,200	3,082

TOTAL CHINA		12,316,806

COLOMBIA (0.1%)
Banco de Bogota SA	108	1,370
Bancolombia SA	128	1,249
Bancolombia SA, Sponsored ADR	64	2,482
Cementos Argos SA	9,416	14,214
Corp Financiera Colombiana SA	380	2,770
Grupo Argos SA	7,918	28,663
Mineros SA	964	786

TOTAL COLOMBIA		51,534

CZECHIA (0.1%)
Komercni Banka A/S	1,592	52,833
Moneta Money Bank A/S	432	1,621

TOTAL CZECHIA		54,454

GREECE (0.2%)
*Alpha Services and Holdings SA	7,204	8,253
*Bank of Greece	20	378
*Eurobank Ergasias Services and Holdings SA	5,956	6,282
*Intracom Holdings SA, Registered	844	1,540
*LAMDA Development SA	276	1,895
*National Bank of Greece SA	17,494	70,592
Thrace Plastics Holding and Co.	80	401

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
GREECE (Continued)
Titan Cement International SA	200	$2,836

TOTAL GREECE		92,177

HUNGARY (0.2%)
MOL Hungarian Oil & Gas PLC	8,600	73,350

TOTAL HUNGARY		73,350

INDIA (16.2%)
ACC, Ltd.	468	14,258
Alembic Pharmaceuticals, Ltd.	2,246	22,951
Amara Raja Batteries, Ltd.	11,350	83,519
Ambuja Cements, Ltd.	4,160	20,255
Andhra Sugars, Ltd. (The)	488	1,034
Apar Industries, Ltd.	92	806
Apollo Tyres, Ltd.	33,438	89,672
*Arvind, Ltd.	912	1,467
*Aster DM Healthcare, Ltd.	808	2,034
Aurobindo Pharma, Ltd.	11,858	97,580
*Axis Bank, Ltd.	70,228	669,367
Balmer Lawrie & Co., Ltd.	420	655
*Bank of Baroda	29,250	43,200
*Bank of India	3,076	1,938
*Bank of Maharashtra	2,600	610
Bannari Amman Sugars, Ltd.	24	838
Bharat Bijlee, Ltd.	20	448
Birla Corp., Ltd.	6,826	97,158
Bodal Chemicals, Ltd.	324	467
Bombay Burmah Trading Co.	156	2,047
*Camlin Fine Sciences, Ltd.	796	1,265
*Canara Bank	12,624	37,925
*Capacit’e Infraprojects, Ltd.	216	390
Ceat, Ltd.	144	2,119
Century Enka, Ltd.	88	680
Cholamandalam Financial Holdings, Ltd.	4,360	37,022
Cigniti Technologies, Ltd.	84	480
City Union Bank, Ltd.	31,294	56,126
Clariant Chemicals India, Ltd.	72	462
Cochin Shipyard, Ltd.	212	927
*CSB Bank, Ltd.	452	1,267
Dalmia Bharat Sugar & Industries, Ltd.	92	565
Dalmia Bharat, Ltd.	2,218	44,079
DB Corp., Ltd.	336	402
*DCB Bank, Ltd.	2,004	2,099
Deepak Fertilisers & Petrochemicals Corp., Ltd.	352	3,107
Dhampur Sugar Mills, Ltd.	236	1,611
Dilip Buildcon, Ltd.	236	814
*Dish TV India, Ltd.	6,500	1,395
DLF, Ltd.	10,974	53,382
EID Parry India, Ltd.	9,854	68,443
Electrosteel Castings, Ltd.	2,012	1,001
Engineers India, Ltd.	1,648	1,388
EPL, Ltd.	824	1,818
*Equitas Small Finance Bank, Ltd.	1,620	1,158
Everest Industries, Ltd.	44	336
Everest Kanto Cylinder, Ltd.	232	597

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
Excel Industries, Ltd.	36	$686
Exide Industries, Ltd.	2,500	5,010
*FDC, Ltd.	324	1,140
Federal Bank, Ltd.	53,100	66,685
FIEM Industries, Ltd.	28	354
Filatex India, Ltd.	508	784
Finolex Cables, Ltd.	448	2,352
Finolex Industries, Ltd.	37,470	76,565
Firstsource Solutions, Ltd.	1,812	2,963
Gabriel India, Ltd.	404	632
GAIL India, Ltd.	45,764	95,279
Geojit Financial Services, Ltd.	404	347
GHCL, Ltd.	13,422	108,730
Glenmark Pharmaceuticals, Ltd.	8,284	47,634
Godfrey Phillips India, Ltd.	80	1,272
Goodyear India, Ltd.	36	427
Granules India, Ltd.	888	3,273
Grasim Industries, Ltd.	7,326	162,185
Grauer & Weil India, Ltd.	436	415
Great Eastern Shipping Co., Ltd. (The)	7,192	36,458
Gujarat Alkalies & Chemicals, Ltd.	6,538	85,015
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	512	5,543
Gujarat Pipavav Port, Ltd.	1,728	1,970
Gujarat State Petronet, Ltd.	8,368	28,675
Gulf Oil Lubricants India, Ltd.	92	514
*Hathway Cable & Datacom, Ltd.	3,124	821
HBL Power Systems, Ltd.	736	838
Heritage Foods, Ltd.	132	541
Hero MotoCorp, Ltd.	3,394	111,294
HIL, Ltd.	32	1,607
Himadri Speciality Chemical, Ltd.	1,448	1,313
Himatsingka Seide, Ltd.	300	581
Hindalco Industries, Ltd.	47,124	297,536
Honda India Power Products, Ltd.	20	376
HSIL, Ltd.	140	585
Huhtamaki India, Ltd.	156	404
I G Petrochemicals, Ltd.	88	872
IIFL Securities, Ltd.	792	925
India Cements, Ltd. (The)	908	2,456
India Glycols, Ltd.	72	912
Indian Bank	1,392	2,977
Indian Metals & Ferro Alloys, Ltd.	64	342
*Indian Overseas Bank	5,872	1,402
Indo Count Industries, Ltd.	512	1,044
*Indus Towers, Ltd.	19,058	52,106
IndusInd Bank, Ltd.	2,084	26,678
Info Edge India, Ltd.	1,364	82,995
*Insecticides India, Ltd.	36	339
IOL Chemicals and Pharmaceuticals, Ltd.	152	911
IRCON International, Ltd.	1,528	827
ITD Cementation India, Ltd.	436	389
J Kumar Infraprojects, Ltd.	228	641
*Jagran Prakashan, Ltd.	524	460
*Jammu & Kashmir Bank, Ltd. (The)	1,756	710
Jindal Poly Films, Ltd.	120	1,752
Jindal Saw, Ltd.	1,152	1,392

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
*Jindal Stainless Hisar, Ltd.	612	$2,865
*Jindal Stainless, Ltd.	1,148	2,747
Jindal Steel & Power, Ltd.	16,484	116,456
JK Lakshmi Cement, Ltd.	384	2,221
JK Paper, Ltd.	472	2,211
JK Tyre & Industries, Ltd.	616	1,035
JMC Projects India, Ltd.	300	327
JSW Steel, Ltd.	22,934	218,157
Jubilant Pharmova, Ltd.	412	2,542
Kalpataru Power Transmission, Ltd.	436	2,053
Kalyani Steels, Ltd.	172	703
Karnataka Bank, Ltd. (The)	1,836	1,508
Karur Vysya Bank, Ltd. (The)	2,536	1,621
Kaveri Seed Co., Ltd.	156	1,100
KCP, Ltd. (The)	420	638
KEC International, Ltd.	16,824	87,452
Kirloskar Oil Engines, Ltd.	356	757
Kitex Garments, Ltd.	132	450
*Kolte-Patil Developers, Ltd.	128	454
KRBL, Ltd.	260	814
Larsen & Toubro, Ltd.	10,662	236,323
LG Balakrishnan & Bros, Ltd.	148	1,279
LT Foods, Ltd.	852	972
Lumax Auto Technologies, Ltd.	196	472
Lupin, Ltd.	6,432	62,656
Maharashtra Seamless, Ltd.	160	1,236
Mahindra & Mahindra, Ltd.	23,680	285,644
Mahindra CIE Automotive, Ltd.	740	2,141
Maithan Alloys, Ltd.	48	825
Mangalam Cement, Ltd.	96	474
Marksans Pharma, Ltd.	1,200	845
*Max Ventures & Industries, Ltd.	220	314
Mayur Uniquoters, Ltd.	112	548
Mazagon Dock Shipbuilders, Ltd.	200	785
Monte Carlo Fashions, Ltd.	80	587
Motilal Oswal Financial Services, Ltd.	240	2,838
MRF, Ltd.	68	64,697
Nahar Spinning Mills, Ltd.	64	435
National Aluminium Co., Ltd.	38,298	52,630
*National Fertilizers, Ltd.	448	345
Nava Bharat Ventures, Ltd.	568	1,226
Navneet Education, Ltd.	556	748
NCC, Ltd.	2,580	2,314
NCL Industries, Ltd.	148	364
NESCO, Ltd.	136	1,023
Neuland Laboratories, Ltd.	52	902
Nilkamal, Ltd.	36	955
NOCIL, Ltd.	648	1,923
NRB Bearings, Ltd.	304	485
Orient Cement, Ltd.	768	1,385
Oriental Carbon & Chemicals, Ltd.	52	601
Panama Petrochem, Ltd.	144	662
PCBL, Ltd.	1,036	1,502
Petronet LNG, Ltd.	22,134	59,039
PNC Infratech, Ltd.	584	1,959
Polyplex Corp., Ltd.	80	2,861

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
*Power Mech Projects, Ltd.	36	$438
*Prakash Industries, Ltd.	760	755
Prataap Snacks, Ltd.	64	579
Prestige Estates Projects, Ltd.	4,156	25,806
*Punjab National Bank	7,780	3,572
Rain Industries, Ltd.	1,092	2,450
Rajesh Exports, Ltd.	388	3,193
Rallis India, Ltd.	504	1,546
*Ramco Cements Ltd. (The)	4,330	45,015
Rashtriya Chemicals & Fertilizers, Ltd.	892	1,169
Redington India, Ltd.	17,926	35,914
Reliance Industries, Ltd., GDR	21,672	1,573,387
Reliance Industries, Ltd.	12,132	442,834
*Reliance Power, Ltd.	15,464	2,883
Rico Auto Industries, Ltd.	688	339
RITES, Ltd.	308	1,081
*RPSG Ventures, Ltd.	68	526
*RSWM, Ltd.	72	476
Sagar Cements, Ltd.	204	620
Sandhar Technologies, Ltd.	116	387
Sangam India, Ltd.	148	744
Sarda Energy & Minerals, Ltd.	64	1,009
Sasken Technologies, Ltd.	36	389
*Satin Creditcare Network, Ltd.	268	428
Savita Oil Technologies, Ltd.	32	480
Seshasayee Paper & Boards, Ltd.	232	614
SH Kelkar & Co., Ltd.	392	796
Shakti Pumps India, Ltd.	52	361
Shilpa Medicare, Ltd.	224	1,337
Shipping Corp. of India, Ltd.	760	1,328
Sobha, Ltd.	248	2,104
Solara Active Pharma Sciences, Ltd.	80	669
*Star Cement, Ltd.	660	791
State Bank of India	46,878	304,354
Steel Authority of India, Ltd.	6,748	8,541
Subros, Ltd.	132	578
Sun TV Network, Ltd.	520	3,282
Sundaram-Clayton, Ltd.	32	1,596
*Sunflag Iron & Steel Co.	272	430
Surya Roshni, Ltd.	108	618
Sutlej Textiles and Industries, Ltd.	660	677
Tamilnadu Petroproducts, Ltd.	288	455
Tata Chemicals, Ltd.	7,170	88,182
*Tata Coffee, Ltd.	492	1,425
TD Power Systems, Ltd.	84	383
Techno Electric & Engineering Co., Ltd.	360	1,362
Texmaco Rail & Engineering, Ltd.	1,424	947
Tide Water Oil Co. India, Ltd.	40	601
Time Technoplast, Ltd.	712	897
*Titagarh Wagons, Ltd.	388	528
TV Today Network, Ltd.	160	844
*TV18 Broadcast, Ltd.	2,900	2,035
TVS Srichakra, Ltd.	24	535
Uflex, Ltd.	160	1,387
*Union Bank of India, Ltd.	4,960	2,472

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
UPL, Ltd.	18,770	$202,058
*VA Tech Wabag, Ltd.	244	929
Vardhman Textiles, Ltd.	752	4,292
*Varroc Engineering, Ltd.	248	1,442
Vedanta, Ltd.	31,926	170,546
Venky’s India, Ltd.	32	899
Vesuvius India, Ltd.	60	796
Visaka Industries, Ltd.	52	389
Voltamp Transformers, Ltd.	32	786
Welspun Corp., Ltd.	760	2,042
Welspun India, Ltd.	1,608	1,748
West Coast Paper Mills, Ltd.	256	1,166
Wheels India, Ltd.	56	459
Zee Entertainment Enterprises, Ltd.	28,994	94,121
Zensar Technologies, Ltd.	736	3,111
Zydus Lifesciences, Ltd.	1,596	7,351
Zydus Wellnes, Ltd.	84	1,878

TOTAL INDIA		7,112,364

INDONESIA (2.1%)
*ABM Investama TBK PT	3,700	704
Adaro Energy Indonesia TBK PT	82,300	18,961
Astra Agro Lestari TBK PT	3,500	3,018
Astra International TBK PT	374,900	195,894
Astra Otoparts TBK PT	4,800	379
*Bank Capital Indonesia TBK PT	92,100	1,099
Bank Mandiri Persero TBK PT	10,100	6,235
Bank Maybank Indonesia TBK PT	14,900	290
Bank Negara Indonesia Persero TBK PT	113,900	72,479
*Bank Pan Indonesia TBK PT	43,900	3,059
Bank Pembangunan Daerah Jawa Barat Dan Banten TBK PT	15,500	1,577
Bank Pembangunan Daerah Jawa Timur TBK PT	17,000	932
Bank Tabungan Negara Persero TBK PT	24,500	3,118
BISI International TBK PT	11,000	1,093
Blue Bird TBK PT	4,300	404
*Buana Lintas Lautan TBK PT	67,700	738
*Bukit Asam TBK PT	19,300	5,086
Ciputra Development TBK PT	913,800	67,131
*Delta Dunia Makmur TBK PT	25,700	966
Dharma Satya Nusantara TBK PT	17,700	739
Elnusa TBK PT	16,100	324
Erajaya Swasembada TBK PT	45,400	1,644
Gajah Tunggal TBK PT	6,900	309
Gudang Garam TBK PT	2,500	5,294
Indah Kiat Pulp & Paper TBK PT	139,600	72,944
*Indika Energy TBK PT	10,900	2,023
Indo Tambangraya Megah TBK PT	2,900	5,681
Indocement Tunggal Prakarsa TBK PT	5,900	4,263
Indofood Sukses Makmur TBK PT	196,200	85,263
Indomobil Sukses Internasional TBK PT	6,000	308
Integra Indocabinet TBK PT	16,400	792
Japfa Comfeed Indonesia TBK PT	23,900	2,390
*Krakatau Steel Persero TBK PT	22,300	585
Media Nusantara Citra TBK PT	38,800	2,690
*MNC Vision Networks TBK PT	94,700	666
Pabrik Kertas Tjiwi Kimia TBK PT	8,600	3,915

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDONESIA (Continued)
*Pakuwon Jati TBK PT	1,358,200	$52,465
Panin Sekuritas TBK PT	1,400	143
Perusahaan Perkebunan London Sumatra Indonesia TBK PT	18,000	1,713
*PP Persero TBK PT	18,300	1,180
Puradelta Lestari TBK PT	54,800	658
*Ramayana Lestari Sentosa TBK PT	12,000	555
Salim Ivomas Pratama TBK PT	19,300	672
*Sampoerna Agro TBK PT	1,800	277
Samudera Indonesia TBK PT	13,800	1,904
Sawit Sumbermas Sarana TBK PT	18,700	1,374
*Semen Baturaja Persero TBK PT	17,300	609
Semen Indonesia Persero TBK PT	13,400	5,916
Siloam International Hospitals TBK PT	5,200	373
Steel Pipe Industry of Indonesia PT	13,800	306
*Summarecon Agung TBK PT	2,023,100	99,083
Tempo Scan Pacific TBK PT	4,500	456
*Timah TBK PT	20,800	2,661
Trias Sentosa TBK PT	1,800	91
Tunas Baru Lampung TBK PT	9,500	521
United Tractors TBK PT	72,200	150,780
Vale Indonesia TBK PT	18,200	9,165
*Wijaya Karya Persero TBK PT	18,500	1,212
XL Axiata TBK PT	18,900	4,159

TOTAL INDONESIA		909,266

KOREA, REPUBLIC OF (13.6%)
*Agabang&Company	132	480
AJ Networks Co., Ltd.	64	339
*Ajin Industrial Co., Ltd.	140	343
AMOREPACIFIC Group	400	15,924
Asia Cement Co., Ltd.	68	828
ASIA Holdings Co., Ltd.	4	505
Asia Paper Manufacturing Co., Ltd.	20	709
Autech Corp.	52	397
Avaco Co., Ltd.	44	378
Bcworld Pharm Co., Ltd.	28	271
Binggrae Co., Ltd.	28	1,226
*BioSmart Co., Ltd.	76	294
BNK Financial Group, Inc.	3,970	24,907
Bookook Securities Co., Ltd.	12	233
Byucksan Corp.	176	553
Changhae Ethanol Co., Ltd.	28	319
Chongkundang Holdings Corp.	12	662
CJ CheilJedang Corp.	264	83,656
CJ Corp.	68	4,710
*CJ Logistics Corp.	44	4,309
*Cosmecca Korea Co., Ltd.	28	347
Cuckoo Holdings Co., Ltd.	48	715
Cuckoo Homesys Co., Ltd.	32	894
Dae Won Kang Up Co., Ltd.	196	540
Daebongls Co., Ltd.	32	265
Daechang Co., Ltd.	2,228	3,761
Daedong Corp.	76	899
Daejung Chemicals & Metals Co., Ltd.	16	264
Daelim B&Co Co., Ltd.	44	279

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Daesang Corp.	556	$11,244
Daesang Holdings Co., Ltd.	52	439
Daihan Pharmaceutical Co., Ltd.	20	463
Daishin Securities Co., Ltd.	1,260	17,706
Daol Investment & Securities Co., Ltd.	1,318	4,953
DB Financial Investment Co., Ltd.	140	724
DB Insurance Co., Ltd.	1,922	102,986
Deutsch Motors, Inc.	104	932
DGB Financial Group, Inc.	5,698	40,557
DMS Co., Ltd.	100	503
Dohwa Engineering Co., Ltd.	60	418
Dong-A Socio Holdings Co., Ltd.	16	1,452
Dong-A ST Co., Ltd.	28	1,561
Dongkuk Steel Mill Co., Ltd.	1,666	25,003
Dongwha Pharm Co., Ltd.	1,772	17,918
Dongwon F&B Co., Ltd.	4	567
Dongwon Industries Co., Ltd.	60	11,919
Doosan Bobcat, Inc.	2,606	86,210
Doosan Co., Ltd.	32	2,288
DoubleUGames Co., Ltd.	380	15,067
DY Corp.	76	539
DY POWER Corp.	32	378
Eagon Industrial, Ltd.	36	380
Easy Holdings Co., Ltd.	1,302	5,339
eBEST Investment & Securities Co., Ltd.	68	413
Ecoplastic Corp.	116	267
E-MART, Inc.	288	30,268
Estechpharma Co., Ltd.	44	339
Eugene Investment & Securities Co., Ltd.	292	765
Exicon Co., Ltd.	28	284
Farmsco	64	370
Fila Holdings Corp.	1,252	32,496
Green Cross Holdings Corp.	1,074	18,940
GS Engineering & Construction Corp.	1,810	60,598
GS Holdings Corp.	1,036	36,046
GS Retail Co., Ltd.	192	4,410
Gwangju Shinsegae Co., Ltd.	12	353
Haitai Confectionery & Foods Co., Ltd.	36	250
Halla Corp.	100	438
Halla Holdings Corp.	298	9,965
Hana Financial Group, Inc.	4,866	182,088
HanChang Paper Co., Ltd.	160	280
Handok, Inc.	40	701
Handsome Co., Ltd.	684	19,333
Hanil Cement Co., Ltd.	576	9,470
Hanil Holdings Co., Ltd.	64	685
Hanjin Transportation Co., Ltd.	40	1,049
Hankook Tire & Technology Co., Ltd.	1,346	37,347
HanmiGlobal Co., Ltd.	32	344
Hansae Yes24 Holdings Co., Ltd.	56	305
Hanshin Construction Co., Ltd.	36	510
Hansol Holdings Co., Ltd.	148	419
Hansol HomeDeco Co., Ltd.	14,270	20,451
Hansol Paper Co., Ltd.	1,448	16,889
*Hansol Technics Co., Ltd.	124	682
Hanwha Aerospace Co., Ltd.	140	5,941

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Hanwha Corp.	200	$4,801
*Hanwha General Insurance Co., Ltd.	260	983
Hanwha Investment & Securities Co., Ltd.	532	2,037
*Hanwha Life Insurance Co., Ltd.	1,448	3,389
*Hanwha Solutions Corp.	3,706	94,420
Hanyang Eng Co., Ltd.	44	555
Hanyang Securities Co., Ltd.	40	436
Harim Co., Ltd.	216	656
HD Hyundai Co., Ltd.	860	39,919
Hitejinro Holdings Co., Ltd.	28	314
*HJ Magnolia Yongpyong Hotel & Resort Corp.	144	602
HMM Co., Ltd.	5,568	125,901
HS Industries Co., Ltd.	164	785
*Huneed Technologies	40	288
Huons Global Co., Ltd.	28	634
Husteel Co., Ltd.	20	383
Huvis Corp.	76	470
Hwa Shin Co., Ltd.	1,152	7,815
*Hyosung Heavy Industries Corp.	472	20,969
Hyosung TNC Corp.	56	18,436
Hyundai BNG Steel Co., Ltd.	40	578
Hyundai Construction Equipment Co., Ltd.	274	8,137
Hyundai Department Store Co., Ltd.	420	25,314
*Hyundai Doosan Infracore Co., Ltd.	684	3,589
*Hyundai Energy Solutions Co., Ltd.	24	424
Hyundai Engineering & Construction Co., Ltd.	1,340	47,529
Hyundai Glovis Co., Ltd.	88	14,643
Hyundai Home Shopping Network Corp.	28	1,346
Hyundai Livart Furniture Co., Ltd.	56	660
Hyundai Marine & Fire Insurance Co., Ltd.	288	7,464
Hyundai Motor Co.	1,612	238,720
Hyundai Motor Securities Co., Ltd.	96	841
Hyundai Steel Co.	3,268	113,183
Hyundai Wia Corp.	1,018	53,088
Iljin Electric Co., Ltd.	80	359
Iljin Holdings Co., Ltd.	96	425
iMarketKorea, Inc.	80	685
Industrial Bank of Korea	7,498	67,160
*Inhwa Precision Co., Ltd.	20	267
Innocean Worldwide, Inc.	184	7,164
Inzi Controls Co., Ltd.	48	420
IS Dongseo Co., Ltd.	490	20,911
JB Financial Group Co., Ltd.	536	3,819
JC Hyun System, Inc.	56	315
KAON Media Co., Ltd.	358	3,563
KB Financial Group, Inc.	6,360	296,226
KC Tech Co., Ltd.	44	736
KCC Glass Corp.	412	20,403
KCTC	2,056	10,329
KGMobilians Co., Ltd.	1,474	10,269
Kia Corp.	5,226	348,677
KISWIRE, Ltd.	44	983
KIWOOM Securities Co., Ltd.	80	6,070
KleanNara Co., Ltd.	72	275
Kolon Corp.	28	624

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Kolon Global Corp.	24	$404
Kolon Industries, Inc.	1,152	57,141
Korea Cast Iron Pipe Industries Co., Ltd.	48	399
Korea Electric Terminal Co., Ltd.	24	1,338
Korea Investment Holdings Co., Ltd.	200	11,242
*Korea Line Corp.	796	1,695
*Korea Parts & Fasteners Co., Ltd.	48	254
Korea Petrochemical Ind Co., Ltd.	16	1,936
*Korea Shipbuilding & Offshore Engineering Co., Ltd.	558	40,784
Korean Reinsurance Co.	3,034	23,480
KSS LINE, Ltd.	60	573
KT&G Corp.	2,112	138,894
KTCS Corp.	144	280
Kukdong Oil & Chemicals Co., Ltd.	92	342
*Kumho HT, Inc.	25,044	30,208
Kumho Petrochemical Co., Ltd.	582	71,592
*Kumho Tire Co., Inc.	432	1,482
KUMHOE&C Co., Ltd.	88	725
Kumkang Kind Co., Ltd.	92	740
Kwang Dong Pharmaceutical Co., Ltd.	168	975
Kyeryong Construction Industrial Co., Ltd.	32	948
Kyobo Securities Co., Ltd.	88	548
Kyungbang Co., Ltd.	52	658
Lee Ku Industrial Co., Ltd.	726	2,636
LG Corp.	1,170	68,281
LG Display Co., Ltd.	5,244	69,934
LG Electronics, Inc.	2,210	204,988
LG HelloVision Co., Ltd.	654	3,358
LG Uplus Corp.	4,830	53,838
*Lock&Lock Co., Ltd.	92	765
Lotte Chemical Corp.	68	10,639
Lotte Chilsung Beverage Co., Ltd.	142	20,576
Lotte Confectionery Co., Ltd.	8	796
Lotte Corp.	80	2,182
LOTTE Fine Chemical Co., Ltd.	88	5,710
LOTTE Himart Co., Ltd.	52	977
*Lotte Non-Life Insurance Co., Ltd.	252	401
LS Corp.	914	41,989
LS Electric Co., Ltd.	80	3,048
LX Hausys, Ltd.	536	25,221
*LX Holdings Corp.	950	7,541
LX INTERNATIONAL Corp.	1,270	38,879
Maeil Dairies Co., Ltd.	20	1,105
Meritz Securities Co., Ltd.	6,152	32,082
Mirae Asset Life Insurance Co., Ltd.	264	837
Mirae Asset Securities Co., Ltd.	1,100	7,050
*Mobase Electronics Co., Ltd.	176	260
MonAmi Co., Ltd.	72	286
Moorim P&P Co., Ltd.	104	419
Moorim Paper Co., Ltd.	100	290
*Neowiz	302	5,073
Nexen Corp.	112	403
Nexen Tire Corp.	176	963
NH Investment & Securities Co., Ltd.	704	6,082
NI Steel Co., Ltd.	72	342
NICE Holdings Co., Ltd.	88	1,195

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Nice Information & Telecommunication, Inc.	24	$578
*NK Co., Ltd.	280	264
Nong Shim Holdings Co., Ltd.	12	717
Nong Woo Bio Co., Ltd.	36	371
NongShim Co., Ltd.	86	20,781
NOROO Paint & Coatings Co., Ltd.	44	392
NPC	88	809
OCI Co., Ltd.	92	7,728
Orion Holdings Corp.	1,084	12,773
Ottogi Corp.	8	2,994
Pan Ocean Co., Ltd.	6,042	32,038
PHA Co., Ltd.	40	291
Poongsan Corp.	92	2,344
POSCO Holdings, Inc.	1,472	338,701
POSCO Steeleon Co., Ltd.	12	496
Rayence Co., Ltd.	24	234
*RFTech Co., Ltd.	5,102	25,672
Sajo Industries Co., Ltd.	12	535
Sajodaerim Corp.	254	6,633
Sambo Corrugated Board Co., Ltd.	28	304
SAMHWA Paints Industrial Co., Ltd.	52	398
Samick Musical Instruments Co., Ltd.	264	365
Samji Electronics Co., Ltd.	44	422
Samjin LND Co., Ltd.	112	257
Samkee Corp.	128	409
SAMPYO Cement Co., Ltd.	640	2,721
Samsung Fire & Marine Insurance Co., Ltd.	1,184	197,962
*Samsung Heavy Industries Co., Ltd.	8,910	42,989
Samsung Life Insurance Co., Ltd.	950	49,240
Samsung Securities Co., Ltd.	296	9,356
Samyang Corp.	12	526
Samyang Packaging Corp.	28	513
Seah Besteel Holdings Corp.	68	988
SeAH Steel Corp.	4	521
SeAH Steel Holdings Corp.	8	920
Sejong Industrial Co., Ltd.	80	458
Sempio Foods Co.	12	462
Seoul Semiconductor Co., Ltd.	918	9,940
Seowon Co., Ltd.	152	251
Seoyon Co., Ltd.	52	337
Seoyon E-Hwa Co., Ltd.	56	307
SFA Engineering Corp.	92	2,919
SGC e Tec E&C Co., Ltd.	8	359
SGC Energy Co., Ltd.	126	5,096
Shindaeyang Paper Co., Ltd.	8	596
Shinhan Financial Group Co., Ltd., Sponsored ADR	5,572	182,260
Shinhan Financial Group Co., Ltd.	1,576	52,889
Shinsegae Engineering & Construction Co., Ltd.	12	332
Shinsegae Food Co., Ltd.	8	462
Shinsegae Information & Communication Co., Ltd.	20	261
Shinsegae, Inc.	274	54,211
*Shinwha Intertek Corp.	120	292
Shinwon Corp.	296	454
SIMMTECH HOLDINGS Co., Ltd.	410	1,786
Sinil Pharm Co., Ltd.	32	257

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
SK Chemicals Co., Ltd.	56	$5,685
SK D&D Co., Ltd.	48	1,093
SK Discovery Co., Ltd.	364	11,998
SK Gas, Ltd.	12	1,137
SK Hynix, Inc.	10,094	904,120
SK Innovation Co., Ltd.	796	129,920
SK Networks Co., Ltd.	620	2,394
*SK Rent A Car Co., Ltd.	32	288
SK Securities Co., Ltd.	11,436	7,876
SL Corp.	72	1,548
SNT Motiv Co., Ltd.	40	1,527
*SNU Precision Co., Ltd.	104	297
Songwon Industrial Co., Ltd.	60	1,299
Soulbrain Holdings Co., Ltd.	28	633
Spigen Korea Co., Ltd.	16	569
Suheung Co., Ltd.	24	744
Sungshin Cement Co., Ltd.	1,124	11,857
Sungwoo Hitech Co., Ltd.	3,060	12,035
Sunjin Co., Ltd.	536	5,676
*Suprema, Inc.	20	387
SurplusGLOBAL, Inc.	84	327
*SY Co., Ltd.	164	435
Tae Kyung Industrial Co., Ltd.	60	352
TAEKYUNG BK Co., Ltd.	76	306
Taeyoung Engineering & Construction Co., Ltd.	96	758
*TK Chemical Corp.	72	287
TK Corp.	68	590
Tongyang Life Insurance Co., Ltd.	204	1,095
*Top Engineering Co., Ltd.	56	315
Tovis Co., Ltd.	56	413
TS Corp.	2,658	8,740
Uni-Chem Co., Ltd.	280	295
Unid Co., Ltd.	24	2,436
Uniquest Corp.	2,080	20,038
*WillBes & Co. (The)	264	276
WiSoL Co., Ltd.	956	8,601
Wonik Materials Co., Ltd.	382	11,360
Woongjin Thinkbig Co., Ltd.	220	518
Woori Financial Group, Inc.	10,532	123,684
WooSung Co., Ltd.	8	211
*Woowon Development Co., Ltd.	64	298
Y G-1 Co., Ltd.	68	495
*Y-entec Co., Ltd.	332	3,436
Youngone Corp.	104	3,975
Youngone Holdings Co., Ltd.	28	1,144
Yuanta Securities Korea Co., Ltd.	404	1,152

TOTAL KOREA, REPUBLIC OF		6,003,813

MALAYSIA (1.8%)
Able Global BHD	1,100	369
*AFFIN Bank BHD	1,700	820
Alliance Bank Malaysia BHD	5,700	4,949
Allianz Malaysia BHD	100	293
*AMMB Holdings BHD	8,100	6,866
Ann Joo Resources Bhd	1,100	435
Bank Islam Malaysia BHD	3,900	2,598

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MALAYSIA (Continued)
*Berjaya Corp. BHD	19,500	$1,142
*Boustead Holdings BHD	4,400	788
Boustead Plantations BHD	3,700	986
*Bumi Armada BHD	16,000	1,580
Cahya Mata Sarawak BHD	3,800	934
CB Industrial Product Holding BHD	1,200	449
CIMB Group Holdings BHD	164,300	196,247
*Coastal Contracts BHD	1,100	460
Comfort Glove BHD	2,300	383
*Cypark Resources BHD	2,800	511
Dayang Enterprise Holdings BHD	3,100	620
DRB-Hicom BHD	5,300	1,692
Eco World Development Group BHD	4,800	1,059
*Ecofirst Consolidated BHD	4,700	426
*Ekovest BHD	9,600	1,025
*Evergreen Fibreboard BHD	225,400	39,608
Gamuda BHD	123,500	105,529
Genting Malaysia BHD	9,200	6,446
*Hengyuan Refining Co. BHD	800	1,068
Hiap Teck Venture BHD	7,600	759
Hong Leong Financial Group BHD	1,200	5,347
IGB BHD	800	435
IJM Corp. BHD	12,800	5,410
IOI Properties Group BHD	5,400	1,265
*Jaya Tiasa Holdings BHD	197,300	52,571
Kerjaya Prospek Group BHD	900	242
*KNM Group BHD	23,000	819
Kossan Rubber Industries BHD	191,200	80,810
*KSL Holdings BHD	2,300	425
LBS Bina Group BHD	4,000	441
Leong Hup International BHD	3,400	410
Lii Hen Industries BHD	400	285
Magni-Tech Industries BHD	1,100	495
Magnum BHD	4,800	1,996
Mah Sing Group BHD	14,000	2,203
Malayan Flour Mills BHD	3,600	537
Malaysia Building Society BHD	13,300	1,955
Malaysian Resources Corp. BHD	11,400	1,008
Matrix Concepts Holdings BHD	2,900	1,532
Media Prima BHD	3,100	406
MISC BHD	23,100	41,440
MKH BHD	1,800	566
MNRB Holdings BHD	600	147
Pantech Group Holdings BHD	2,300	396
Paramount Corp. BHD	1,100	187
Perak Transit BHD	2,400	356
Petron Malaysia Refining & Marketing BHD	400	505
RHB Bank BHD	113,500	162,944
Sime Darby BHD	16,600	8,923
Sime Darby Property BHD	14,600	1,979
SP Setia BHD Group	10,000	2,688
*Subur Tiasa Holdings BHD	1,100	606
Sunway BHD	7,600	3,177
Supermax Corp. BHD	8,800	2,244
*Tropicana Corp. BHD	2,800	630

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MALAYSIA (Continued)
UEM Edgenta BHD	500	$183
*UEM Sunrise BHD	6,800	531
UMW Holdings BHD	2,100	1,606
UOA Development BHD	1,400	579
*WCT Holdings BHD	5,900	739
Yinson Holdings BHD	3,600	2,026
YTL Corp. BHD	23,000	3,355

TOTAL MALAYSIA		772,441

MEXICO (2.3%)
Alpek SAB de CV	12,965	17,502
Arca Continental SAB de CV	1,700	10,786
*Axtel SAB de CV	98,400	10,559
Banco del Bajio SA	14,400	35,555
*Cemex SAB de CV, Sponsored ADR	38,792	170,685
Cia Minera Autlan SAB de CV, Class B	4,700	3,404
Coca-Cola Femsa SAB de CV, Class A	14,560	79,383
Corp Actinver SAB de CV	350	205
El Puerto de Liverpool SAB de CV	1,900	9,578
Fomento Economico Mexicano SAB de CV	20,600	154,880
GCC SAB de CV	3,500	23,147
Grupo Carso SAB de CV, Class A1	6,900	22,537
Grupo Comercial Chedraui SA de CV	3,700	9,326
Grupo Financiero Banorte SAB de CV, Class O	27,400	180,859
*Grupo Financiero Inbursa SAB de CV, Class O	25,500	43,219
Grupo Herdez SAB de CV	21,700	32,558
Grupo Industrial Saltillo SAB de CV	100	112
Grupo KUO SAB De CV, Series B	100	213
Industrias Penoles SAB de CV	3,200	35,234
Megacable Holdings SAB de CV	17,900	50,985
*Nemak SAB de CV	172,200	37,379
Orbia Advance Corp. SAB de CV	4,700	11,307
Organizacion Soriana SAB de CV, Class B	1,700	1,962
Promotora y Operadora de Infraestructura SAB de CV	5,000	36,446
Promotora y Operadora de Infraestructura SAB de CV, Class L	5	23
*Unifin Financiera SAB de CV	22,700	20,066

TOTAL MEXICO		997,910

PHILIPPINES (0.5%)
Alliance Global Group, Inc.	13,300	3,011
*Atlas Consolidated Mining & Development Corp.	6,300	724
Ayala Corp.	4,070	57,497
BDO Unibank, Inc.	40	100
Cebu Landmasters, Inc.	5,000	267
China Banking Corp.	500	257
Cosco Capital, Inc.	4,000	376
DMCI Holdings, Inc.	495,800	79,017
DoubleDragon Corp.	1,500	239
*East West Banking Corp.	1,600	247
Filinvest Land, Inc.	35,000	704
First Philippine Holdings Corp.	60	80
GT Capital Holdings, Inc.	60	579
*Integrated Micro-Electronics, Inc.	1,100	149
JG Summit Holdings, Inc.	39,420	42,059
LT Group, Inc.	10,600	1,730

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
PHILIPPINES (Continued)
Megaworld Corp.	52,000	$2,849
Metropolitan Bank & Trust Co.	8,650	8,467
*Petron Corp.	6,000	368
Philex Mining Corp.	9,100	868
*Philippine National Bank	700	254
*Pilipinas Shell Petroleum Corp.	2,600	856
Premium Leisure Corp.	20,000	186
Puregold Price Club, Inc.	4,900	3,097
Robinsons Land Corp.	10,300	3,772
Robinsons Retail Holdings, Inc.	2,200	2,255
San Miguel Corp.	1,690	3,441
Security Bank Corp.	2,200	4,340
Vista Land & Lifescapes, Inc.	30,000	1,483

TOTAL PHILIPPINES		219,272

POLAND (0.8%)
AB SA	20	209
*Agora SA	76	97
*Alior Bank SA	1,866	15,281
Amica SA	40	827
*ASBISc Enterprises PLC	3,176	8,824
Asseco Poland SA	1,124	19,744
Bank Handlowy w Warszawie SA	100	1,345
*Bank Millennium SA	5,978	6,783
*Boryszew SA	268	245
Ciech SA	136	1,213
Cyfrowy Polsat SA	868	4,737
Echo Investment SA	256	197
*Enea SA	456	988
*Erbud SA	16	123
*Famur SA	1,808	1,160
*Grupa Azoty SA	1,014	9,140
*Grupa Lotos SA	1,884	29,464
*Jastrzebska Spolka Weglowa SA	1,072	16,335
KGHM Polska Miedz SA	1,592	52,001
*Lubelski Wegiel Bogdanka SA	1,266	15,263
*mBank SA	184	12,406
*Mercator Medical SA	16	264
*PGE Polska Grupa Energetyczna SA	12,502	27,840
*PKP Cargo SA	436	1,145
Polski Koncern Naftowy ORLEN SA	5,576	94,642
Santander Bank Polska SA	44	2,683
*Tauron Polska Energia SA	21,112	15,938
*Zespol Elektrowni Patnow Adamow Konin SA	132	498

TOTAL POLAND		339,392

QATAR (1.1%)
Aamal Co.	12,324	3,976
Ahli Bank QSC	216	237
Al Khaleej Takaful Group QSC	668	676
Baladna	4,804	1,933
Barwa Real Estate Co.	130,330	121,499
Commercial Bank PSQC (The)	76,486	161,489
Doha Bank QPSC	10,400	7,425
Doha Insurance Co. QSC	1,112	595

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
QATAR (Continued)
*Gulf International Services QSC	4,692	$2,508
Gulf Warehousing Co.	1,496	1,744
Mannai Corp. QSC	1,144	2,793
Masraf Al Rayan QSC	1,444	2,137
Medicare Group	720	1,364
Mesaieed Petrochemical Holding Co.	13,600	9,672
Ooredoo QPSC	4,124	8,481
*Qatar First Bank	3,316	1,428
Qatar Fuel QSC	10,990	55,316
Qatar Industrial Manufacturing Co. QSC	1,156	985
Qatar Insurance Co. SAQ	10,840	7,293
Qatar National Cement Co. QSC	1,648	2,296
*Salam International Investment, Ltd. QSC	4,256	1,181
United Development Co. QSC	217,464	86,586
Vodafone Qatar QSC	8,712	3,945

TOTAL QATAR		485,559

SAUDI ARABIA (1.0%)
*Al Babtain Power & Telecommunication Co.	124	960
*Al Hassan Ghazi Ibrahim Shaker Co.	184	932
*Al Jouf Cement Co.	420	1,106
Al Khaleej Training and Education Co.	188	908
*AlAbdullatif Industrial Investment Co.	160	972
*Al-Etihad Cooperative Insurance Co.	116	630
*AlJazira Takaful Ta’awuni Co.	160	811
*Allianz Saudi Fransi Cooperative Insurance Co.	212	1,197
Arab National Bank	2,312	21,697
Arabian Cement Co.	292	3,266
*Aseer Trading Tourism & Manufacturing Co.	368	1,815
*AXA Cooperative Insurance Co.	120	1,114
Bank Al-Jazira	1,904	16,066
Banque Saudi Fransi	2,608	37,686
*Basic Chemical Industries, Ltd.	60	701
*Buruj Cooperative Insurance Co.	88	603
City Cement Co.	404	3,027
*Dar Al Arkan Real Estate Development Co.	2,008	5,793
*Dur Hospitality Co.	268	1,872
Eastern Province Cement Co.	248	3,210
Electrical Industries Co.	128	950
*Emaar Economic City	1,508	4,406
Etihad Etisalat Co.	2,236	25,783
Hail Cement Co.	284	1,090
*Jazan Energy and Development Co.	144	697
*Middle East Healthcare Co.	220	2,112
*Middle East Specialized Cables Co.	112	481
*Mobile Telecommunications Co.	2,604	9,678
Najran Cement Co.	492	2,408
*National Agriculture Development Co. (The)	296	2,533
National Co. for Glass Industries (The)	96	1,008
*National Industrialization Co.	1,244	6,846
Northern Region Cement Co.	524	1,900
Saudi Basic Industries Corp.	4,868	170,019
Saudi British Bank (The)	2,920	34,916
Saudi Chemical Co. Holding	244	2,244
Saudi Industrial Services Co.	236	1,768
Saudi Investment Bank (The)	2,320	14,226

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SAUDI ARABIA (Continued)
*Saudi Kayan Petrochemical Co.	4,352	$21,906
*Saudi Marketing Co.	124	879
Saudi National Bank (The)	884	18,619
*Saudi Printing & Packaging Co.	120	638
*Saudi Re for Cooperative Reinsurance Co.	260	1,068
Tabuk Cement Co.	260	1,238
Umm Al-Qura Cement Co.	160	1,103
*Yamama Cement Co.	588	5,479

TOTAL SAUDI ARABIA		438,361

SOUTH AFRICA (3.7%)
Absa Group, Ltd.	13,766	149,564
Adcock Ingram Holdings, Ltd.	352	1,195
AECI, Ltd.	484	3,116
African Rainbow Minerals, Ltd.	512	8,478
Alviva Holdings, Ltd.	332	422
Aspen Pharmacare Holdings, Ltd.	5,114	55,009
Astral Foods, Ltd.	1,734	16,753
*Aveng, Ltd.	568	535
Barloworld, Ltd.	5,466	39,626
*Blue Label Telecoms, Ltd.	1,856	661
DataTec, Ltd.	4,134	10,267
Exxaro Resources, Ltd.	3,052	43,707
Grindrod Shipping Holdings, Ltd.	60	1,542
Harmony Gold Mining Co., Ltd., Sponsored ADR	18,308	74,880
Hudaco Industries, Ltd.	100	937
Impala Platinum Holdings, Ltd.	16,426	214,160
Investec, Ltd.	3,488	21,222
Invicta Holdings, Ltd.	148	298
KAP Industrial Holdings, Ltd.	59,432	19,164
Lewis Group, Ltd.	212	643
Libstar Holdings, Ltd.	1,016	361
Life Healthcare Group Holdings, Ltd.	28,958	39,401
Merafe Resources, Ltd.	68,194	7,416
Metair Investments, Ltd.	720	1,286
Momentum Metropolitan Holdings	21,792	23,189
Motus Holdings, Ltd.	5,552	39,930
Mpact, Ltd.	396	812
*Murray & Roberts Holdings, Ltd.	1,048	735
*Nampak, Ltd.	2,320	431
Nedbank Group, Ltd.	7,402	103,751
Oceana Group, Ltd.	396	1,396
Old Mutual, Ltd.	97,786	78,458
Omnia Holdings, Ltd.	5,958	31,421
Pepkor Holdings, Ltd.	25,842	34,998
*PPC, Ltd.	91,268	22,274
Raubex Group, Ltd.	644	1,723
RCL Foods, Ltd.	480	337
Reunert, Ltd.	772	2,150
RFG Holdings, Ltd.	424	322
*Sappi, Ltd.	11,798	43,496
*Sasol, Ltd.	7,058	175,278
Sibanye Stillwater, Ltd.	35,728	126,026
Sibanye Stillwater, Ltd., ADR	2,344	32,207
Standard Bank Group, Ltd.	16,668	177,047

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SOUTH AFRICA (Continued)
Super Group, Ltd.	1,696	$2,882
*Telkom SA SOC, Ltd.	7,592	22,685

TOTAL SOUTH AFRICA		1,632,191

TAIWAN (18.6%)
AcBel Polytech, Inc.	3,000	2,947
Acer, Inc.	155,000	145,138
*Acon Holding, Inc.	2,000	814
ADATA Technology Co., Ltd.	1,000	2,395
*Advanced Optoelectronic Technology, Inc.	1,000	685
Advancetek Enterprise Co., Ltd.	2,000	1,537
Alltek Technology Corp.	1,000	1,293
*Arcadyan Technology Corp.	1,000	4,343
Ardentec Corp.	2,000	2,952
ASE Technology Holding Co., Ltd.	72,000	233,523
Asia Cement Corp.	79,000	128,917
Asia Optical Co., Inc.	10,000	24,020
Asustek Computer, Inc.	19,000	230,123
AU Optronics Corp.	319,000	185,607
*Avermedia Technologies	3,000	2,962
Bank of Kaohsiung Co., Ltd.	2,000	964
Basso Industry Corp.	1,000	1,425
BenQ Materials Corp.	2,000	2,158
Brighton-Best International Taiwan, Inc.	2,000	2,416
Capital Securities Corp.	47,000	25,034
Career Technology MFG. Co., Ltd.	2,000	1,422
Cathay Financial Holding Co., Ltd.	143,000	303,218
Cathay Real Estate Development Co., Ltd.	2,000	1,249
Central Reinsurance Co., Ltd.	1,000	1,021
*Chain Chon Industrial Co., Ltd.	1,000	672
*Champion Building Materials Co., Ltd.	1,000	399
Chang Hwa Commercial Bank, Ltd.	13,000	8,159
Chang Wah Electromaterials, Inc.	2,000	2,395
Channel Well Technology Co., Ltd.	2,000	2,422
CHC Healthcare Group	57,000	88,278
Cheng Loong Corp.	87,000	98,731
*Cheng Mei Materials Technology Corp.	2,000	811
Cheng Shin Rubber Industry Co., Ltd.	8,000	9,079
Cheng Uei Precision Industry Co., Ltd.	1,000	1,155
*Chicony Electronics Co., Ltd.	2,000	5,598
China Bills Finance Corp.	3,000	1,802
China Chemical & Pharmaceutical Co., Ltd.	2,000	1,649
China General Plastics Corp.	2,000	2,256
China Metal Products	2,000	2,239
China Steel Corp.	252,000	308,636
Ching Feng Home Fashions Co., Ltd.	1,000	606
Chin-Poon Industrial Co., Ltd.	2,000	2,053
Chipbond Technology Corp.	45,000	102,441
ChipMOS Technologies, Inc., ADR	152	4,738
Chong Hong Construction Co., Ltd.	1,000	2,483
Chun Yuan Steel Industry Co., Ltd.	3,000	2,178
*Chung Hwa Pulp Corp.	1,000	650
Compal Electronics, Inc.	127,000	95,868
Compeq Manufacturing Co., Ltd.	76,000	118,220
*Concord International Securities Co., Ltd.	1,000	522

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
Concord Securities Co., Ltd.	3,000	$1,405
Continental Holdings Corp.	2,000	1,812
Contrel Technology Co., Ltd.	2,000	1,255
Coretronic Corp.	2,000	3,874
*CSBC Corp. Taiwan	4,000	2,850
CTBC Financial Holding Co., Ltd.	373,000	370,146
CviLux Corp.	1,000	1,343
DA CIN Construction Co., Ltd.	2,000	2,127
*Da-Li Development Co., Ltd.	3,000	3,165
Darfon Electronics Corp.	30,000	48,243
De Licacy Industrial Co., Ltd.	3,000	1,552
D-Link Corp.	3,000	1,725
Dynamic Electronics Co., Ltd.	2,000	1,452
Dynapack International Technology Corp.	1,000	2,724
Elite Advanced Laser Corp.	1,000	1,476
Emerging Display Technologies Corp.	1,000	607
*ENNOSTAR, Inc.	3,000	5,974
Eternal Materials Co., Ltd.	21,000	27,073
*Eva Airways Corp.	82,000	99,177
*Everest Textile Co., Ltd.	4,000	1,181
Evergreen International Storage & Transport Corp.	3,000	3,674
*EVERGREEN Steel Corp.	1,000	1,998
Everlight Chemical Industrial Corp.	3,000	2,321
Everlight Electronics Co., Ltd.	16,000	23,477
Far Eastern Department Stores, Ltd.	18,000	12,702
Far Eastern International Bank	148,000	60,253
Far Eastern New Century Corp.	12,000	12,234
Farglory Land Development Co., Ltd.	11,000	25,116
First Financial Holding Co., Ltd.	180,000	169,768
*First Steamship Co., Ltd.	3,000	1,125
FLEXium Interconnect, Inc.	2,000	6,283
Formosa Chemicals & Fibre Corp.	81,000	219,569
Formosa Plastics Corp.	55,000	196,858
Formosan Union Chemical	3,000	2,662
Founding Construction & Development Co., Ltd.	1,000	640
*Franbo Lines Corp.	3,000	2,707
Froch Enterprise Co., Ltd.	1,000	1,121
Fubon Financial Holding Co., Ltd.	145,000	365,999
*Fulltech Fiber Glass Corp.	4,000	1,805
Gamania Digital Entertainment Co., Ltd.	43,000	93,366
Gemtek Technology Corp.	86,000	89,135
General Interface Solution Holding, Ltd.	1,000	3,111
Getac Holdings Corp.	16,000	24,997
*Giantplus Technology Co., Ltd.	2,000	716
Gigabyte Technology Co., Ltd.	2,000	7,362
Global Brands Manufacture, Ltd.	3,000	3,333
Gloria Material Technology Corp.	86,000	84,321
*GMI Technology, Inc.	1,000	806
Goldsun Building Materials Co., Ltd.	42,000	41,679
Greatek Electronics, Inc.	29,000	67,985
HannsTouch Solution, Inc.	5,000	1,993
Harvatek Corp.	1,000	716
Hey Song Corp.	1,000	1,211
Highwealth Construction Corp.	4,000	6,371
Hitron Technology, Inc.	1,000	694
Holy Stone Enterprise Co., Ltd.	1,000	3,868

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
Hong TAI Electric Industrial	1,000	$1,035
Hong YI Fiber Industry Co.	1,000	801
Hsin Kuang Steel Co., Ltd.	43,000	93,949
Hsing TA Cement Co.	2,000	1,381
Hu Lane Associate, Inc.	1,000	3,528
Hua Nan Financial Holdings Co., Ltd.	194,000	156,316
Huaku Development Co., Ltd.	8,000	25,024
Hung Ching Development & Construction Co., Ltd.	1,000	969
Hung Sheng Construction, Ltd.	2,000	1,717
*Hwacom Systems, Inc.	3,000	1,715
IBF Financial Holdings Co., Ltd.	177,000	96,380
Ichia Technologies, Inc.	1,000	529
Innolux Corp.	366,000	169,493
Inventec Corp.	10,000	8,617
I-Sheng Electric Wire & Cable Co., Ltd.	1,000	1,452
ITEQ Corp.	14,000	49,872
Jean Co., Ltd.	1,000	465
K Laser Technology, Inc.	1,000	707
Kenda Rubber Industrial Co., Ltd.	3,000	3,211
Kerry TJ Logistics Co., Ltd.	1,000	1,511
*Key Ware Electronics Co., Ltd.	3,000	1,033
Kindom Development Co., Ltd.	2,000	2,351
King Yuan Electronics Co., Ltd.	75,000	102,924
King’s Town Bank Co., Ltd.	15,000	19,898
Kinpo Electronics	5,000	2,409
KS Terminals, Inc.	1,000	2,453
Kuo Toong International Co., Ltd.	1,000	728
*Lealea Enterprise Co., Ltd.	6,000	2,188
LEE CHI Enterprises Co., Ltd.	1,000	728
*Li Peng Enterprise Co., Ltd.	4,000	1,113
*Lingsen Precision Industries, Ltd.	4,000	2,870
Lite-On Technology Corp.	9,000	19,847
Long Da Construction & Development Corp.	1,000	780
Longchen Paper & Packaging Co., Ltd.	4,000	2,728
Lung Yen Life Service Corp.	1,000	1,630
Macronix International Co., Ltd.	9,000	11,664
Mega Financial Holding Co., Ltd.	28,000	39,518
Mercuries & Associates Holding, Ltd.	2,000	1,388
Merry Electronics Co., Ltd.	1,000	2,782
Micro-Star International Co., Ltd.	31,000	127,258
*MIN AIK Technology Co., Ltd.	1,000	689
Mirle Automation Corp.	2,000	2,721
MOSA Industrial Corp.	1,000	1,047
Namchow Holdings Co., Ltd.	1,000	1,620
Nan Ya Plastics Corp.	122,000	358,854
Nantex Industry Co., Ltd.	2,000	3,725
Nanya Technology Corp.	6,000	13,353
Nichidenbo Corp.	2,000	3,569
O-Bank Co., Ltd.	5,000	1,618
*Orient Semiconductor Electronics, Ltd.	3,000	1,959
*Oriental Union Chemical Corp.	3,000	2,087
Paiho Shih Holdings Corp.	2,000	2,392
Pegatron Corp.	64,000	152,642
Phison Electronics Corp.	1,000	13,147
Pixart Imaging, Inc.	1,000	3,935
Powertech Technology, Inc.	4,000	12,675

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
President Securities Corp.	4,000	$2,823
Primax Electronics, Ltd.	2,000	3,793
Prince Housing & Development Corp.	4,000	1,696
Promate Electronic Co., Ltd.	2,000	2,952
Qisda Corp.	6,000	6,432
Quanta Computer, Inc.	12,000	34,116
Quanta Storage, Inc.	1,000	1,350
Quintain Steel Co., Ltd.	4,000	2,287
Radiant Opto-Electronics Corp.	30,000	104,324
Rechi Precision Co., Ltd.	1,000	585
Rexon Industrial Corp., Ltd.	3,000	4,046
*Ritek Corp.	4,000	1,215
*Roo Hsing Co., Ltd.	5,000	868
Ruentex Development Co., Ltd.	14,000	37,190
Sampo Corp.	2,000	2,103
Sanyang Motor Co., Ltd.	2,000	1,893
Shanghai Commercial & Savings Bank, Ltd. (The)	10,000	16,624
Shihlin Electric & Engineering Corp.	6,000	10,809
Shin Kong Financial Holding Co., Ltd.	417,000	139,068
Shin Zu Shing Co., Ltd.	1,000	2,843
Shinkong Insurance Co., Ltd.	1,000	1,839
*Shuttle, Inc.	1,000	417
Sigurd Microelectronics Corp.	2,000	3,834
Simplo Technology Co., Ltd.	1,000	9,890
Sincere Navigation Corp.	1,000	1,020
Sinon Corp.	87,000	92,680
SinoPac Financial Holdings Co., Ltd.	35,000	21,671
Sinyi Realty, Inc.	1,000	1,198
Siward Crystal Technology Co., Ltd.	2,000	2,392
Sunonwealth Electric Machine Industry Co., Ltd.	2,000	2,612
Sunspring Metal Corp.	1,000	902
*Supreme Electronics Co., Ltd.	3,000	4,707
Synnex Technology International Corp.	19,000	49,957
Systex Corp.	1,000	2,738
Taichung Commercial Bank Co., Ltd.	9,000	4,565
Taiflex Scientific Co., Ltd.	1,000	1,486
Tainan Spinning Co., Ltd.	89,000	62,201
Taishin Financial Holding Co., Ltd.	36,000	23,694
Taita Chemical Co., Ltd.	2,000	2,097
Taiwan Business Bank	18,000	7,786
Taiwan Cement Corp.	15,000	23,358
Taiwan Cooperative Financial Holding Co., Ltd.	22,000	21,272
Taiwan Fertilizer Co., Ltd.	2,000	5,082
Taiwan FU Hsing Industrial Co., Ltd.	1,000	1,411
Taiwan Glass Industry Corp.	5,000	3,808
Taiwan Hon Chuan Enterprise Co., Ltd.	7,000	17,906
Taiwan Navigation Co., Ltd.	1,000	1,281
Taiwan Paiho, Ltd.	1,000	2,276
Taiwan PCB Techvest Co., Ltd.	59,000	98,182
Taiwan Shin Kong Security Co., Ltd.	1,000	1,357
Taiwan Surface Mounting Technology Corp.	5,000	17,896
Taiwan Union Technology Corp.	9,000	23,542
*Tatung Co., Ltd.	4,000	4,553
Test Rite International Co., Ltd.	1,000	743
Tex-Ray Industrial Co., Ltd.	2,000	926
The First Insurance Co., Ltd.	3,000	1,649

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
Ton Yi Industrial Corp.	5,000	$2,689
Tong Hsing Electronic Industries, Ltd.	1,000	7,939
Tong Yang Industry Co., Ltd.	2,000	2,253
TPK Holding Co., Ltd.	3,000	3,496
Transcend Information, Inc.	1,000	2,412
Tripod Technology Corp.	2,000	8,414
TSRC Corp.	3,000	3,277
Tung Ho Steel Enterprise Corp.	2,000	4,288
TYC Brother Industrial Co., Ltd.	1,000	662
*Tycoons Group Enterprise	11,000	4,086
Tyntek Corp.	2,000	1,486
U-Ming Marine Transport Corp.	2,000	4,356
*Union Bank Of Taiwan	9,000	4,946
United Microelectronics Corp.	290,000	470,289
Unizyx Holding Corp.	3,000	2,901
UPC Technology Corp.	3,000	1,685
USI Corp.	5,000	4,911
Wah Lee Industrial Corp.	1,000	3,545
Walsin Lihwa Corp.	9,000	13,679
Walsin Technology Corp.	1,000	4,156
Walton Advanced Engineering, Inc.	3,000	1,506
We & Win Development Co., Ltd.	140,000	52,009
Wei Chuan Foods Corp.	1,000	764
Weikeng Industrial Co., Ltd.	3,000	3,089
Winbond Electronics Corp.	14,000	12,943
Wisdom Marine Lines Co., Ltd.	2,000	6,256
Wistron Corp.	55,000	53,180
WPG Holdings, Ltd.	77,000	141,850
WT Microelectronics Co., Ltd.	2,000	4,872
Xxentria Technology Materials Corp.	1,000	2,236
*Yang Ming Marine Transport Corp.	50,000	213,737
Yem Chio Co., Ltd.	2,000	1,042
YFY, Inc.	90,000	95,418
*Yieh Phui Enterprise Co., Ltd.	4,000	2,897
Yuanta Financial Holding Co., Ltd.	244,000	216,471
Yulon Motor Co., Ltd.	3,000	4,030
YungShin Global Holding Corp.	1,000	1,457
Zenitron Corp.	1,000	1,289
Zero One Technology Co., Ltd.	1,000	1,413
Zhen Ding Technology Holding, Ltd.	3,000	10,789
Zig Sheng Industrial Co., Ltd.	129,000	61,271
ZongTai Real Estate Development Co., Ltd.	1,000	1,143

TOTAL TAIWAN		8,173,412

THAILAND (2.3%)
2S Metal PCL	2,000	295
AAPICO Hitech PCL - NVDR	1,200	820
*Aikchol Hospital PCL	200	113
AP Thailand PCL - NVDR	14,700	5,064
Bangchak Corp. PCL - NVDR	117,200	114,634
Bangkok Bank PCL - NVDR	18,200	69,346
*Bangkok Ranch PCL	2,800	255
Banpu PCL	272,400	97,825
Berli Jucker PCL - NVDR	4,400	4,400
BG Container Glass PCL - NVDR, Class R	1,000	292
Cal-Comp Electronics Thailand PCL - NVDR	13,800	1,031

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
THAILAND (Continued)
*Country Group Development PCL - NVDR	19,100	$257
Eastern Power Group PCL - NVDR	1,700	261
Eastern Water Resources Development and Management PCL	3,000	661
*Esso Thailand PCL	5,100	1,392
Finansia Syrus Securities PCL	1,900	283
Frasers Property Thailand PCL - NVDR, Class R	900	402
GFPT PCL - NVDR	2,700	1,104
*Interlink Communication PCL, Class N	1,000	295
IRPC PCL	57,000	5,792
*Italian-Thai Development PCL - NVDR	19,900	1,162
*JKN Global Media PCL - NVDR, Class R	1,400	264
Khon Kaen Sugar Industry PCL - NVDR	1,700	203
Kiatnakin Phatra Bank PCL - NVDR	800	1,688
Krung Thai Bank PCL - NVDR	107,600	47,752
Lalin Property PCL - NVDR	1,800	491
*MBK PCL - NVDR	4,600	1,746
MCS Steel PCL - NVDR	2,100	754
*Millcon Steel PCL	9,700	329
Noble Development PCL - NVDR	3,500	511
Pacific Pipe PCL	1,800	250
Polyplex Thailand PCL - NVDR	1,400	1,022
Pruksa Holding PCL - NVDR	3,900	1,514
PTT Exploration & Production PCL	28,600	126,090
PTT PCL	202,200	221,387
Regional Container Lines PCL - NVDR	1,700	2,221
Rojana Industrial Park PCL - NVDR	3,400	626
Sansiri PCL - NVDR	2,810,300	96,001
SC Asset Corp. PCL - NVDR	7,500	806
Sena Development PCL - NVDR	2,500	326
Siam Cement PCL (The) - NVDR	10,800	116,672
Siam City Cement PCL - NVDR	500	2,219
Siamgas & Petrochemicals PCL - NVDR	2,800	997
Sino-Thai Engineering & Construction PCL - NVDR	5,900	2,239
SNC Former PCL - NVDR	1,200	715
Somboon Advance Technology PCL - NVDR	1,200	662
SPCG PCL - NVDR	2,500	1,226
Sri Trang Agro-Industry PCL - NVDR	4,600	3,391
Star Petroleum Refining PCL - NVDR	8,800	2,775
Supalai PCL	5,900	3,773
Susco PCL - NVDR	2,600	254
Syntec Construction PCL - NVDR	5,300	279
*Tata Steel Thailand PCL	11,500	473
Thai Oil PCL - NVDR	5,500	9,073
*Thai Rubber Latex Group PCL - NVDR	2,500	235
Thai Stanley Electric PCL - NVDR	200	999
Thai Union Group PCL - NVDR	70,300	34,688
Thai Wah PCL - NVDR	2,200	421
Thaicom PCL	3,300	925
Thanachart Capital PCL - NVDR	1,300	1,528
Thoresen Thai Agencies PCL - NVDR	6,900	1,954
TKS Technologies PCL - NVDR	2,700	977
TMBThanachart Bank PCL - NVDR	73,600	2,793
TPI Polene PCL - NVDR	28,300	1,239
TPI Polene Power PCL - NVDR	12,500	1,394
*TTCL PCL - NVDR	2,000	276

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
THAILAND (Continued)
*U City PLC	18,000	$904
*Unique Engineering & Construction PCL - NVDR	1,900	283

TOTAL THAILAND		1,003,029

TURKEY (0.5%)
Akbank TAS	77,910	46,779
*Albaraka Turk Katilim Bankasi A/S	3,736	314
*Anadolu Anonim Turk Sigorta Sirketi	1,144	474
Anadolu Efes Biracilik Ve Malt Sanayii A/S	948	1,889
*Bera Holding A/S	1,960	1,371
*Borusan Mannesmann Boru Sanayi VE Ticaret A/S	160	302
Eregli Demir ve Celik Fabrikalari TAS	27,246	61,549
*Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret A/S	3,596	317
*Reysas Tasimacilik ve Lojistik Ticaret A/S	876	288
*Sekerbank Turk A/S	4,732	369
*TAV Havalimanlari Holding A/S	6,362	18,354
Tekfen Holding A/S	684	905
*Turk Hava Yollari AO	13,032	36,194
*Turkiye Halk Bankasi A/S	4,220	1,537
Turkiye Is Bankasi A/S	43,642	30,934
Turkiye Sise ve Cam Fabrikalari A/S	19,806	24,158
*Turkiye Vakiflar Bankasi TAO	4,280	1,282
Vestel Elektronik Sanayi ve Ticaret A/S	480	845
*Zorlu Enerji Elektrik Uretim A/S	2,864	399

TOTAL TURKEY		228,260

UNITED ARAB EMIRATES (1.5%)
»Abu Dhabi Commercial Bank PJSC	47,562	131,820
Abu Dhabi National Insurance Co. PSC	740	1,416
Agthia Group PJSC	1,688	1,962
Aldar Properties PJSC	21,176	32,573
Amanat Holdings PJSC	5,264	1,505
Dana Gas PJSC	22,824	7,333
Dubai Investments PJSC	182,238	124,533
*Emaar Development PJSC	5,208	7,345
Emaar Properties PJSC	63,832	110,875
Emirates NBD Bank PJSC	55,368	229,881
Islamic Arab Insurance Co.	1,512	281
National Central Cooling Co. PJSC	892	597
Ras Al Khaimah Ceramics	4,440	3,373

TOTAL UNITED ARAB EMIRATES		653,494

TOTAL COMMON STOCK (Cost $43,617,082)		43,964,393

RIGHTS/WARRANTS (0.0%)
THAILAND (0.0%)
*Eastern Power Group PCL 12/31/2025	425	—

TOTAL THAILAND		—

TURKEY (0.0%)
*Albaraka Turk Katilim Bankasi AS 5/12/2022	3,736	55

TOTAL TURKEY		55

Dimensional Emerging Markets Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TOTAL RIGHTS/WARRANTS (Cost $83)		$55

TOTAL INVESTMENTS — 100.0% (Cost $43,617,165)		$43,964,448

*	Non-Income Producing Securities
»	Securities that have generally been fair value factored

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
COMMON STOCK (100.0%)
BRAZIL (5.3%)
Aliansce Sonae Shopping Centers SA	300	$1,278
Alpargatas SA, Preference	1,900	7,520
Alupar Investimento SA	300	1,592
Ambev SA, Sponsored ADR	10,700	31,137
Americanas SA	2,300	11,147
Arezzo Industria e Comercio SA	100	1,807
Atacadao SA	2,500	10,384
B3 SA—Brasil Bolsa Balcao	17,400	46,731
Banco ABC Brasil SA, Preference	300	957
Banco BMG SA, Preference	300	168
Banco Bradesco SA	1,000	3,011
Banco Bradesco SA, Preference	24,200	87,863
Banco BTG Pactual SA	2,300	10,724
Banco do Brasil SA	2,600	17,441
Banco do Estado do Rio Grande do Sul SA, Preference B	600	1,277
Banco Inter SA	1,100	1,133
Banco Inter SA, Class P	16,700	17,637
Banco Pan SA	700	1,323
Banco Santander Brasil SA	2,600	16,669
BB Seguridade Participacoes SA	2,700	13,865
*BK Brasil Operacao e Assessoria a Restaurantes SA	700	890
*BR Malls Participacoes SA	16,300	31,236
BR Properties SA	400	721
BrasilAgro—Co. Brasileira de Propriedades Agricolas, ADR	100	689
Braskem SA, Sponsored ADR	152	2,487
*BRF SA	14,900	40,859
*C&A Modas Ltda	300	265
Camil Alimentos SA	400	693
CCR SA	10,500	26,313
Centrais Eletricas Brasileiras SA, Class B	200	1,622
Centrais Eletricas Brasileiras SA	2,400	19,618
Cia Brasileira de Distribuicao	4,700	19,295
Cia de Saneamento Basico do Estado de Sao Paulo, Sponsored ADR	400	3,596
Cia de Saneamento de Minas Gerais-COPASA	400	1,103
Cia de Saneamento do Parana, Preference	2,000	1,575
Cia de Saneamento do Parana	9,000	35,929
Cia de Saneamento do Parana	300	235
Cia de Transmissao de Energia Eletrica Paulista	200	1,016
Cia Energetica de Minas Gerais, Preference	1,300	3,851
Cia Energetica de Minas Gerais	300	1,160
Cia Ferro Ligas da Bahia—FERBASA, Preference	100	922
Cia Paranaense de Energia, Preference B	33,300	50,029
Cia Siderurgica Nacional SA	11,900	50,631
Cielo SA	19,800	13,594
*Cogna Educacao	150,300	74,358
Construtora Tenda SA	300	353
Cosan SA, ADR	646	10,969
CPFL Energia SA	2,300	16,790
*Cury Construtora e Incorporadora S/A	3,600	5,328
Cyrela Brazil Realty SA Empreendimentos e Participacoes	900	2,572
Dexco SA	7,400	19,231
Diagnosticos da America SA	200	917
Dimed SA Distribuidora da Medicamentos	200	467
Direcional Engenharia SA	2,700	6,270
*Dommo Energia SA	300	105

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
BRAZIL (Continued)
*EcoRodovias Infraestrutura e Logistica SA	6,500	$9,070
EDP—Energias do Brasil SA	500	2,138
*Embraer SA, Sponsored ADR	3,149	35,804
*Empreendimentos Pague Menos S/A	4,100	6,723
Enauta Participacoes SA	2,500	10,420
Energisa SA	2,400	23,088
*Eneva SA	900	2,493
Engie Brasil Energia SA	300	2,538
Equatorial Energia SA	15,900	82,322
Eternit SA	2,300	6,386
Eucatex SA Industria e Comercio, Preference	100	202
Even Construtora e Incorporadora SA	300	324
Ez Tec Empreendimentos e Participacoes SA	300	949
Fleury SA	6,800	19,800
*Gafisa SA	800	254
Gerdau SA, Sponsored ADR	12,600	71,442
*Grupo Mateus SA	11,500	10,984
Guararapes Confeccoes SA	300	558
Hapvida Participacoes e Investimentos SA	26,500	46,930
Helbor Empreendimentos SA	200	140
*Hidrovias do Brasil SA	15,900	10,242
Hypera SA	2,400	18,135
Industrias Romi SA	100	270
Instituto Hermes Pardini SA	100	355
*International Meal Co. Alimentacao SA	600	300
Iochpe Maxion SA	4,700	12,651
*IRB Brasil Resseguros S/A	38,500	21,535
Itau Unibanco Holding SA	300	1,216
Itau Unibanco Holding SA, Preference	22,200	107,006
JBS SA	7,600	58,087
JHSF Participacoes SA	7,200	9,538
Klabin SA	12,000	50,256
Light SA	4,800	8,656
Localiza Rent a Car SA	2,500	26,726
LOG Commercial Properties e Participacoes SA	100	483
*Log-in Logistica Intermodal SA	100	533
Lojas Quero Quero S/A	2,700	4,689
Lojas Renner SA	1,600	7,673
*LPS Brasil Consultoria de Imoveis SA	2,000	1,640
M Dias Branco SA	2,100	10,037
Magazine Luiza SA	400	394
Mahle-Metal Leve SA	100	500
Marcopolo SA, Preference	13,800	7,440
Marcopolo SA	300	140
Marfrig Global Foods SA	13,400	50,735
*Marisa Lojas SA	700	329
Melnick Even Desenvolvimento Imobiliario SA	200	156
Mills Estruturas e Servicos de Engenharia SA	500	751
Minerva SA	700	1,856
Mitre Realty Empreendimentos E Participacoes LTDA	200	238
*Moura Dubeux Engenharia S/A	200	248
Movida Participacoes SA	2,600	9,529
MRV Engenharia e Participacoes SA	1,000	2,084
Natura & Co. Holding SA	7,600	28,530
Neoenergia SA	300	1,138
Odontoprev SA	5,100	10,453

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
BRAZIL (Continued)
*Petro Rio SA	5,300	$28,575
Petroleo Brasileiro SA, Preference	49,600	303,277
Petroleo Brasileiro SA	37,500	253,221
Porto Seguro SA	2,700	11,095
Portobello SA	2,000	3,603
Positivo Tecnologia SA	2,300	3,627
Qualicorp Consultoria e Corretora de Seguros SA	700	1,876
Raia Drogasil SA	7,200	30,430
Randon SA Implementos e Participacoes, Preference	7,100	15,298
Rumo SA	4,700	15,536
Santos Brasil Participacoes SA	5,000	7,159
Sao Martinho SA	2,800	26,240
Schulz SA, Preference	500	459
Sendas Distribuidora SA, ADR	2,360	36,769
Ser Educacional SA	200	378
SLC Agricola SA	2,100	22,437
Suzano SA	5,100	51,091
SYN prop e tech SA	200	229
Taurus Armas SA	200	960
Tegma Gestao Logistica SA	100	286
Telefonica Brasil SA, ADR	2,500	26,500
TIM SA, ADR	916	12,494
TOTVS SA	200	1,291
Track & Field Co. SA	100	228
Transmissora Alianca de Energia Eletrica SA	5,200	46,181
Trisul SA	200	160
Tupy SA	2,400	9,916
Ultrapar Participacoes SA	11,300	29,823
Unipar Carbocloro SA	100	1,850
Unipar Carbocloro SA	100	1,939
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	12,200	27,863
Usinas Siderurgicas de Minas Gerais SA Usiminas	300	637
Vale SA, Sponsored ADR	37,500	633,375
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	200	364
*Via S/A	3,500	2,099
Vibra Energia SA	11,300	48,192
Vivara Participacoes SA	100	514
Vulcabras Azaleia SA	400	792
WEG SA	2,600	15,803
Wiz Solucoes e Corretagem de Seguros SA	2,500	3,781
YDUQS Participacoes SA	7,200	23,437

TOTAL BRAZIL		3,226,252

CHILE (0.2%)
Aguas Andinas SA, Class A	4,604	810
Banco de Chile, Sponsored ADR	84	1,687
Banco de Credito e Inversiones SA	32	990
Banco Santander Chile, Sponsored ADR	112	2,177
Besalco SA	544	156
*Camanchaca SA	3,936	191
CAP SA	152	1,885
Cencosud SA	1,192	1,907
Cencosud Shopping SA	508	518
Cia Cervecerias Unidas SA, Sponsored ADR	148	1,974
Cia Sud Americana de Vapores SA	8,692	982

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHILE (Continued)
*Clinica Las Condes SA	12	$224
Colbun SA	12,508	893
Embotelladora Andina SA, Sponsored ADR	172	1,842
Empresa Nacional de Telecomunicaciones SA	652	2,381
Empresas CMPC SA	1,308	1,949
Empresas Copec SA	4,339	31,892
Empresas Hites SA	1,256	187
Enel Americas SA, Sponsored ADR	236	1,256
Enel Chile SA	27,428	723
Engie Energia Chile SA	764	347
Falabella SA	172	483
Forus SA	304	360
Grupo Security SA	4,736	617
Hortifrut SA	652	635
Instituto de Diagnostico SA	328	539
Inversiones Aguas Metropolitanas SA	1,448	569
Inversiones La Construccion SA	100	406
Itau CorpBanca Chile SA, Sponsored ADR	192	580
*Multiexport Foods SA	2,076	754
Parque Arauco SA	788	661
Plaza SA	392	364
Ripley Corp. SA	2,916	447
Salfacorp SA	1,136	347
*Salmones Camanchaca SA	136	383
Sigdo Koppers SA	452	392
SMU SA	7,508	699
*Sociedad Matriz SAAM SA	10,168	632
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	819	60,442
Socovesa SA	1,708	212
SONDA SA	1,660	571
Vina Concha y Toro SA	1,080	1,583

TOTAL CHILE		126,647

CHINA (28.6%)
*360 Security Technology, Inc., Class A	4,700	5,796
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A	3,800	13,817
*3SBio, Inc.	35,500	25,111
5I5J Holding Group Co., Ltd., Class A	600	259
AAC Technologies Holdings, Inc.	3,500	8,252
AAG Energy Holdings, Ltd.	2,000	382
Accelink Technologies Co., Ltd., Class A	200	453
ADAMA, Ltd., Class A	200	289
Addsino Co., Ltd., Class A	400	541
Advanced Technology & Materials Co., Ltd., Class A	200	210
AECC Aero-Engine Control Co., Ltd., Class A	300	1,075
AECC Aviation Power Co., Ltd., Class A	100	569
*Aerospace Hi-Tech Holdings Grp, Ltd., Class A	200	234
Agile Group Holdings, Ltd.	2,000	969
Agricultural Bank of China, Ltd., Class H	30,000	11,318
Aier Eye Hospital Group Co., Ltd., Class A	6,600	35,694
*Air China, Ltd., Class H	2,000	1,364
AK Medical Holdings, Ltd.	2,000	1,094
*Alibaba Group Holding, Ltd.	65,000	845,829
*Alibaba Health Information Technology, Ltd.	2,000	1,160
*Alibaba Pictures Group, Ltd.	40,000	3,416
A-Living Smart City Services Co., Ltd.	12,250	19,578

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
All Winner Technology Co., Ltd., Class A	190	$525
*Allmed Medical Products Co., Ltd., Class A	300	487
*Alpha Group, Class A	300	168
*Aluminum Corp. p of China, Ltd., Class H	100,000	47,794
An Hui Wenergy Co., Ltd., Class A	200	115
Angang Steel Co., Ltd., Class H	6,000	2,669
Angel Yeast Co., Ltd., Class A	100	578
Anhui Anke Biotechnology Group Co., Ltd., Class A	10,400	13,279
Anhui Conch Cement Co., Ltd., Class H	12,500	68,346
Anhui Construction Engineering Group Co., Ltd., Class A	400	378
*Anhui Genuine New Materials Co., Ltd., Class A	100	338
Anhui Guangxin Agrochemical Co., Ltd., Class A	100	539
Anhui Honglu Steel Construction Group Co., Ltd., Class A	100	546
Anhui Jiangnan Chemical Industry Co., Ltd., Class A	2,100	1,625
Anhui Jinhe Industrial Co., Ltd., Class A	100	573
Anhui Kouzi Distillery Co., Ltd., Class A	2,200	16,969
*Anhui Tatfook Technology Co., Ltd., Class A	200	207
Anhui Transport Consulting & Design Institute Co., Ltd., Class A	100	182
Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	300	332
Anhui Yingjia Distillery Co., Ltd., Class A	400	3,482
Anhui Zhongding Sealing Parts Co., Ltd., Class A	300	537
ANTA Sports Products, Ltd.	5,600	65,556
*Anton Oilfield Services Group	8,000	444
APT Satellite Holdings, Ltd.	2,000	599
Asia Cement China Holdings Corp.	2,000	1,300
AsiaInfo Technologies, Ltd.	400	679
Autobio Diagnostics Co., Ltd., Class A	100	689
Avary Holding Shenzhen Co., Ltd., Class A	100	444
AVIC Electromechanical Systems Co., Ltd., Class A	100	149
AviChina Industry & Technology Co., Ltd., Class H	71,000	38,911
BAIC Motor Corp., Ltd., Class H	49,000	15,488
*Baidu, Inc., Class A	9,900	164,787
Bank of Beijing Co., Ltd., Class A	1,000	688
Bank of Changsha Co., Ltd., Class A	900	1,007
Bank of Chengdu Co., Ltd., Class A	500	1,264
Bank of China, Ltd., Class H	657,000	259,580
Bank of Chongqing Co., Ltd., Class H	1,000	570
Bank of Communications Co., Ltd., Class H	10,000	6,972
Bank of Guiyang Co., Ltd., Class A	900	833
Bank of Hangzhou Co., Ltd., Class A	400	920
Bank of Jiangsu Co., Ltd., Class A	1,200	1,324
Bank of Nanjing Co., Ltd., Class A	900	1,572
Bank of Ningbo Co., Ltd., Class A	2,100	11,481
Bank of Shanghai Co., Ltd., Class A	600	586
Bank of Suzhou Co., Ltd., Class A	400	434
*Bank of Tianjin Co., Ltd., Class H	500	129
*Bank of Zhengzhou Co., Ltd., Class H	3,000	585
Baoshan Iron & Steel Co., Ltd., Class A	19,900	19,356
*Baozun, Inc., Class A	500	1,278
BBMG Corp., Class H	116,000	19,072
Beibuwan Port Co., Ltd., Class A	500	564
*BeiGene, Ltd.	2,400	31,995
Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	300	420
*Beijing Bei Mo Gao Ke Friction Material Co., Ltd., Class A	100	1,043
Beijing Capital Development Co., Ltd., Class A	600	511

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	1,400	$615
*Beijing Capital International Airport Co., Ltd., Class H	18,000	9,934
*Beijing Certificate Authority Co., Ltd., Class A	100	506
*Beijing Compass Technology Development Co., Ltd., Class A	2,100	14,848
Beijing Dabeinong Technology Group Co., Ltd., Class A	2,300	2,486
Beijing Dahao Technology Corp., Ltd., Class A	100	261
Beijing Easpring Material Technology Co., Ltd., Class A	1,900	19,161
Beijing E-Hualu Information Technology Co., Ltd., Class A	100	220
*Beijing Energy International Holding Co., Ltd.	26,000	862
Beijing Enlight Media Co., Ltd., Class A	400	437
*Beijing Enterprises Clean Energy Group, Ltd.	120,000	1,147
Beijing Enterprises Holdings, Ltd.	1,500	5,104
Beijing Enterprises Water Group, Ltd.	24,000	7,831
Beijing GeoEnviron Engineering & Technology, Inc., Class A	200	433
*Beijing Jetsen Technology Co., Ltd., Class A	67,200	48,768
Beijing Jingneng Clean Energy Co., Ltd., Class H	80,000	20,596
Beijing New Building Materials PLC, Class A	100	437
Beijing North Star Co., Ltd., Class H	2,000	273
*Beijing Orient Landscape & Environment Co., Ltd., Class A	800	266
*Beijing Orient National Communication Science & Technology Co., Ltd., Class A	300	375
Beijing Originwater Technology Co., Ltd., Class A	56,500	39,897
*Beijing Philisense Technology Co., Ltd., Class A	300	166
*Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	500	315
Beijing Shiji Information Technology Co., Ltd., Class A	100	270
Beijing Shougang Co., Ltd., Class A	13,100	9,467
Beijing Shunxin Agriculture Co., Ltd., Class A	200	619
Beijing Sinnet Technology Co., Ltd., Class A	7,600	11,077
Beijing SL Pharmaceutical Co., Ltd., Class A	200	305
Beijing Strong Biotechnologies, Inc., Class A	100	213
Beijing SuperMap Software Co., Ltd., Class A	100	252
Beijing Thunisoft Corp., Ltd., Class A	200	206
Beijing Tiantan Biological Products Corp., Ltd., Class A	800	2,376
*Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	1,000	1,453
*Beijing Tongtech Co., Ltd., Class A	100	232
*Beijing Ultrapower Software Co., Ltd., Class A	1,900	1,073
*Beijing Watertek Information Technology Co., Ltd., Class A	500	210
Beijing Yanjing Brewery Co., Ltd., Class A	6,000	6,197
Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	200	324
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	16,800	11,610
*Berry Genomics Co., Ltd., Class A	100	196
Better Life Commercial Chain Share Co., Ltd., Class A	1,400	1,872
Biem.L.Fdlkk Garment Co., Ltd., Class A	200	674
*Bilibili, Inc., Class Z	1,760	45,670
*Black Peony Group Co., Ltd., Class A	200	264
Blue Sail Medical Co., Ltd., Class A	6,800	9,133
Bluefocus Intelligent Communications Group Co., Ltd., Class A	500	432
BOC Aviation, Ltd.	13,400	106,057
BOC International China Co., Ltd., Class A	100	189
BOE Technology Group Co., Ltd., Class A	26,200	14,990
Bosideng International Holdings, Ltd.	88,000	44,414
Bright Dairy & Food Co., Ltd., Class A	900	1,497
B-Soft Co., Ltd., Class A	5,100	4,630
*BTG Hotels Group Co., Ltd., Class A	100	354
BYD Co., Ltd., Class H	500	15,026
BYD Electronic International Co., Ltd.	3,000	6,141
By-health Co., Ltd., Class A	200	604

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
C&S Paper Co., Ltd., Class A	400	$634
Caitong Securities Co., Ltd., Class A	2,100	2,251
Camel Group Co., Ltd., Class A	4,800	6,020
*Cangzhou Mingzhu Plastic Co., Ltd., Class A	6,600	4,482
Canny Elevator Co., Ltd., Class A	200	214
*CanSino Biologics, Inc.	200	2,149
Canvest Environmental Protection Group Co., Ltd.	1,000	422
*Capital Environment Holdings, Ltd.	16,000	343
*Castech, Inc., Class A	100	188
CECEP Solar Energy Co., Ltd., Class A	600	603
CECEP Wind-Power Corp., Class A	1,000	604
*Central China New Life, Ltd.	1,000	517
Central China Real Estate, Ltd.	3,000	260
Central China Securities Co., Ltd.	3,000	489
CETC Digital Technology Co., Ltd., Class A	100	319
CGN Mining Co., Ltd.	5,000	497
CGN New Energy Holdings Co., Ltd.	42,000	18,628
CGN Nuclear Technology Development Co., Ltd., Class A	200	250
CGN Power Co., Ltd., Class H	154,000	43,573
Changchun Faway Automobile Components Co., Ltd., Class A	200	248
Changjiang Securities Co., Ltd., Class A	800	669
*Changsha Broad Homes Industrial Group Co., Ltd., Class H	300	380
Changzhou Tronly New Electronic Materials Co., Ltd., Class A	100	122
Chaowei Power Holdings, Ltd.	3,000	650
Chaozhou Three-Circle Group Co., Ltd., Class A	5,700	24,588
ChemPartner PharmaTech Co., Ltd., Class A	100	140
*Chengdu CORPRO Technology Co., Ltd., Class A	200	470
Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	100	184
Chengdu Hongqi Chain Co., Ltd., Class A	600	448
Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	200	399
Chengdu Wintrue Holding Co., Ltd., Class A	200	416
Chengdu Xingrong Environment Co., Ltd., Class A	2,000	1,503
Chengtun Mining Group Co., Ltd., Class A	500	525
*Chengxin Lithium Group Co., Ltd., Class A	100	668
*Chengzhi Co., Ltd., Class A	200	285
*Chifeng Jilong Gold Mining Co., Ltd., Class A	100	276
*Chiho Environmental Group, Ltd.	2,000	265
China Aerospace International Holdings, Ltd.	6,000	367
China Aircraft Leasing Group Holdings, Ltd.	1,000	675
China Baoan Group Co., Ltd., Class A	200	271
China Bohai Bank Co., Ltd., Class H	11,500	1,891
*China CAMC Engineering Co., Ltd., Class A	300	389
China Cinda Asset Management Co., Ltd., Class H	332,000	56,277
China CITIC Bank Corp., Ltd., Class H	13,000	6,644
China Coal Energy Co., Ltd., Class H	46,000	39,222
China Communications Services Corp., Ltd., Class H	26,000	11,896
China Conch Venture Holdings, Ltd.	24,000	62,553
China Construction Bank Corp., Class H	916,000	652,605
China CSSC Holdings, Ltd., Class A	300	707
China Datang Corp. Renewable Power Co., Ltd., Class H	45,000	17,263
China Design Group Co., Ltd., Class A	200	253
*China Dili Group	8,000	1,907
China East Education Holdings, Ltd.	2,000	1,032
China Education Group Holdings, Ltd.	2,000	1,736
China Energy Engineering Corp., Ltd., Class H	2,000	278

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
China Everbright Bank Co., Ltd., Class H	5,000	$1,823
China Everbright Environment Group, Ltd.	91,000	54,047
China Everbright Greentech, Ltd.	3,000	780
China Express Airlines Co., Ltd., Class A	16,500	25,588
China Feihe, Ltd.	71,000	67,958
China Foods, Ltd.	2,000	719
China Galaxy Securities Co., Ltd., Class H	85,000	46,583
China Gas Holdings, Ltd.	45,200	55,419
China Glass Holdings, Ltd.	40,000	6,933
China Gold International Resources Corp., Ltd.	12,300	46,638
China Great Wall Securities Co., Ltd., Class A	300	374
China Greatwall Technology Group Co., Ltd., Class A	10,900	14,803
*China Green Agriculture, Inc.	171	1,518
China Hanking Holdings, Ltd.	2,000	370
China Harmony Auto Holding, Ltd.	3,000	1,415
*China High Speed Railway Technology Co., Ltd., Class A	800	269
*China High Speed Transmission Equipment Group Co., Ltd.	1,000	561
China Hongqiao Group, Ltd.	37,500	47,746
China International Capital Corp., Ltd., Class H	12,000	24,348
China Isotope & Radiation Corp.	200	495
China Jinmao Holdings Group, Ltd.	270,000	89,815
China Jushi Co., Ltd., Class A	2,800	6,631
China Kepei Education Group, Ltd.	2,000	561
China Kings Resources Group Co., Ltd., Class A	100	363
China Lesso Group Holdings, Ltd.	4,000	5,073
China Life Insurance Co., Ltd., Class H	23,000	33,769
China Lilang, Ltd.	2,000	974
*China Literature, Ltd.	2,200	9,449
China Longyuan Power Group Corp., Ltd., Class H	3,000	5,896
*China Maple Leaf Educational Systems, Ltd.	8,000	362
China Medical System Holdings, Ltd.	4,000	5,791
China Meheco Co., Ltd., Class A	100	318
China Meidong Auto Holdings, Ltd.	2,000	6,666
China Mengniu Dairy Co., Ltd.	23,000	124,877
China Merchants Bank Co., Ltd., Class H	26,000	158,728
China Merchants Land, Ltd.	4,000	382
China Merchants Port Holdings Co., Ltd.	2,000	3,513
China Merchants Property Operation & Service Co., Ltd., Class A	200	548
China Merchants Securities Co., Ltd., Class H	1,000	1,046
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	2,500	5,898
China Minmetals Rare Earth Co., Ltd., Class A	300	1,044
China Minsheng Banking Corp., Ltd., Class H	5,500	2,096
China Modern Dairy Holdings, Ltd.	66,000	9,674
China Molybdenum Co., Ltd., Class H	114,000	57,972
China National Accord Medicines Corp., Ltd., Class A	100	432
China National Building Material Co., Ltd., Class H	46,000	61,911
China National Chemical Engineering Co., Ltd., Class A	500	687
China National Nuclear Power Co., Ltd., Class A	9,700	10,413
China New Higher Education Group, Ltd.	5,000	1,778
*China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	34,700	21,525
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	400	1,908
*China Nuclear Energy Technology Corp., Ltd.	2,000	224
*China Oil & Gas Group, Ltd.	20,000	1,007
China Oilfield Services, Ltd., Class H	2,000	2,077
China Overseas Grand Oceans Group, Ltd.	70,000	41,396

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
China Overseas Land & Investment, Ltd.	70,000	$218,132
China Overseas Property Holdings, Ltd.	5,000	5,990
China Pacific Insurance Group Co., Ltd., Class H	83,800	187,548
China Petroleum & Chemical Corp., Class H	248,000	122,955
China Pioneer Pharma Holdings, Ltd.	1,000	311
China Power International Development, Ltd.	55,000	27,058
China Publishing & Media Co., Ltd., Class A	300	204
China Railway Group, Ltd., Class H	69,000	48,456
China Railway Signal & Communication Corp., Ltd., Class H	2,000	673
China Railway Tielong Container Logistics Co., Ltd., Class A	300	213
China Reinsurance Group Corp., Class H	18,000	1,583
China Renaissance Holdings, Ltd.	6,700	8,608
China Resources Beer Holdings Co., Ltd.	2,000	11,853
China Resources Boya Bio-pharmaceutical Group Co., Ltd., Class A	1,900	7,964
China Resources Cement Holdings, Ltd.	178,000	148,595
China Resources Double Crane Pharmaceutical Co., Ltd., Class A	100	453
China Resources Gas Group, Ltd.	2,000	7,609
China Resources Land, Ltd.	48,000	215,953
China Resources Medical Holdings Co., Ltd.	2,500	1,399
China Resources Pharmaceutical Group, Ltd.	27,000	14,350
China Resources Power Holdings Co., Ltd.	38,000	72,453
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	100	555
China Risun Group, Ltd.	78,000	39,466
China Sanjiang Fine Chemicals Co., Ltd.	3,000	612
China SCE Group Holdings, Ltd.	186,000	33,662
China Science Publishing & Media, Ltd., Class A	100	109
*China Shengmu Organic Milk, Ltd.	12,000	551
China Shenhua Energy Co., Ltd., Class H	25,000	80,613
China Shuifa Singyes Energy Holdings, Ltd.	2,000	275
China South City Holdings, Ltd.	10,000	956
China South Publishing & Media Group Co., Ltd., Class A	400	580
*China Southern Airlines Co., Ltd., Class H	2,000	1,129
*China Southern Power Grid Energy Efficiency&Clean Energy Co., Ltd., Class A	200	173
China Starch Holdings, Ltd.	5,000	131
China State Construction Development Holdings, Ltd.	2,000	612
China State Construction Engineering Corp., Ltd., Class A	18,900	17,871
China State Construction International Holdings, Ltd.	84,000	109,200
*China Sunshine Paper Holdings Co., Ltd.	4,000	1,111
China Suntien Green Energy Corp., Ltd., Class H	24,000	13,704
China Taiping Insurance Holdings Co., Ltd.	43,600	50,345
China Testing & Certification International Group Co., Ltd., Class A	200	370
*China Tianrui Group Cement Co., Ltd.	3,000	2,248
*China Tianying, Inc., Class A	4,300	2,758
China Tourism Group Duty Free Corp., Ltd., Class A	100	2,740
China Tower Corp., Ltd., Class H	554,000	64,959
China Traditional Chinese Medicine Holdings Co., Ltd.	52,000	25,516
China TransInfo Technology Co., Ltd., Class A	11,200	14,452
*China Tungsten And Hightech Materials Co., Ltd., Class A	4,700	6,977
China Vanke Co., Ltd., Class H	3,000	7,127
China West Construction Group Co., Ltd., Class A	300	357
China World Trade Center Co., Ltd., Class A	500	1,074
China XLX Fertiliser, Ltd.	2,000	1,736
China Yangtze Power Co., Ltd., Class A	5,200	17,788
China Yongda Automobiles Services Holdings, Ltd.	36,000	33,724
China Yuhua Education Corp., Ltd.	44,000	7,795

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
*China Yurun Food Group, Ltd.	5,000	$350
*China ZhengTong Auto Services Holdings, Ltd.	7,000	491
China Zheshang Bank Co., Ltd., Class H	2,000	851
*China-Singapore Suzhou Industrial Park Development Group Co., Ltd., Class A	100	133
Chinasoft International, Ltd.	90,000	74,100
*Chindata Group Holdings, Ltd., ADR	3,177	19,824
*Chongqing Brewery Co., Ltd., Class A	300	5,666
Chongqing Changan Automobile Co., Ltd., Class A	400	631
Chongqing Department Store Co., Ltd., Class A	100	421
Chongqing Dima Industry Co., Ltd., Class A	800	263
Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	1,700	3,166
Chongqing Fuling Zhacai Group Co., Ltd., Class A	300	1,579
Chongqing Machinery & Electric Co., Ltd., Class H	4,000	321
Chongqing Rural Commercial Bank Co., Ltd., Class H	4,000	1,560
Chongqing Zaisheng Technology Corp., Ltd., Class A	200	169
Chongqing Zhifei Biological Products Co., Ltd., Class A	100	1,423
Chongqing Zongshen Power Machinery Co., Ltd., Class A	300	244
Chow Tai Seng Jewellery Co., Ltd., Class A	3,400	6,440
*CIFI Ever Sunshine Services Group, Ltd.	2,000	2,697
CIFI Holdings Group Co., Ltd.	96,000	46,861
CIMC Enric Holdings, Ltd.	2,000	2,121
*CITIC Resources Holdings, Ltd.	10,000	714
CITIC Securities Co., Ltd., Class H	13,000	28,863
CITIC, Ltd.	47,000	48,940
*Citychamp Watch & Jewellery Group, Ltd.	4,000	535
CMGE Technology Group, Ltd.	46,000	12,253
CMST Development Co., Ltd., Class A	500	417
CNHTC Jinan Truck Co., Ltd., Class A	400	596
CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	500	552
CNOOC Energy Technology & Services, Ltd., Class A	15,600	5,590
COFCO Biotechnology Co., Ltd., Class A	500	618
COFCO Joycome Foods, Ltd.	48,000	19,760
*Comba Telecom Systems Holdings, Ltd.	6,000	1,017
Concord New Energy Group, Ltd.	230,000	21,399
Consun Pharmaceutical Group, Ltd.	1,000	590
*Contec Medical Systems Co., Ltd., Class A	100	398
Contemporary Amperex Technology Co., Ltd., Class A	100	6,163
*Continental Aerospace Technologies Holding, Ltd.	12,000	148
*Coolpad Group, Ltd.	4,000	92
COSCO SHIPPING Development Co., Ltd., Class H	50,000	9,941
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	40,000	21,157
*COSCO SHIPPING Holdings Co., Ltd., Class H	38,000	60,346
Country Garden Holdings Co., Ltd.	15,000	10,457
Country Garden Services Holdings Co., Ltd.	23,000	99,227
CPMC Holdings, Ltd.	1,000	501
CQ Pharmaceutical Holding Co., Ltd., Class A	400	291
*Crazy Sports Group, Ltd.	10,000	401
CRRC Corp., Ltd., Class H	4,000	1,494
*Crystal Clear Electronic Material Co., Ltd., Class A	100	358
CSC Financial Co., Ltd., Class H	10,500	9,742
CSG Holding Co., Ltd., Class A	400	338
*CSG Smart Science&Technology Co., Ltd., Class A	100	95
*CSPC Innovation Pharmaceutical Co., Ltd., Class A	100	191
CSPC Pharmaceutical Group, Ltd.	98,000	101,171
CSSC Science & Technology Co., Ltd., Class A	200	322
CTS International Logistics Corp., Ltd., Class A	3,900	5,285

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
*Cybernaut International Holdings Co., Ltd.	8,000	$155
Daan Gene Co., Ltd., Class A	3,900	10,564
Dali Foods Group Co., Ltd.	6,000	3,074
Dalian Huarui Heavy Industry Group Co., Ltd., Class A	400	206
*Dare Power Dekor Home Co., Ltd., Class A	100	128
DaShenLin Pharmaceutical Group Co., Ltd., Class A	100	397
Datang International Power Generation Co., Ltd., Class H	12,000	1,942
Dazzle Fashion Co., Ltd., Class A	100	218
DBG Technology Co., Ltd., Class A	200	267
*DeHua TB New Decoration Materials Co., Ltd., Class A	4,700	6,723
Deppon Logistics Co., Ltd., Class A	100	208
Dexin China Holdings Co., Ltd.	2,000	749
DHC Software Co., Ltd., Class A	700	613
Dian Diagnostics Group Co., Ltd., Class A	200	984
*Digital China Group Co., Ltd., Class A	2,000	4,144
Do-Fluoride New Materials Co., Ltd., Class A	100	477
Dong-E-E-Jiao Co., Ltd., Class A	100	456
*Dongfang Electronics Co., Ltd., Class A	300	244
Dongfeng Motor Group Co., Ltd., Class H	4,000	2,942
*Dongguan Development Holdings Co., Ltd., Class A	200	278
Dongjiang Environmental Co., Ltd., Class H	400	146
Dongxing Securities Co., Ltd., Class A	400	496
Dongyue Group, Ltd.	47,000	56,607
Dynagreen Environmental Protection Group Co., Ltd., Class H	2,000	867
East Group Co., Ltd., Class A	11,200	10,792
East Money Information Co., Ltd., Class A	5,000	17,149
E-Commodities Holdings, Ltd.	6,000	1,369
Edan Instruments, Inc., Class A	100	130
*Edifier Technology Co., Ltd., Class A	200	221
Edvantage Group Holdings, Ltd.	2,000	698
EEKA Fashion Holdings Ltd	1,000	1,619
*EIT Environmental Development Group Co., Ltd., Class A	100	294
Electric Connector Technology Co., Ltd., Class A	100	411
ENN Energy Holdings, Ltd.	5,200	70,185
ENN Natural Gas Co., Ltd., Class A	2,400	5,923
Essex Bio-technology, Ltd.	1,000	510
Eternal Asia Supply Chain Management, Ltd., Class A	500	373
*Ev Dynamics Holdings, Ltd.	20,000	178
EVA Precision Industrial Holdings, Ltd.	4,000	780
Fangda Carbon New Material Co., Ltd., Class A	400	426
Fangda Special Steel Technology Co., Ltd., Class A	600	759
Fanhua, Inc., ADR	746	4,536
FAW Jiefang Group Co., Ltd., Class A	100	122
FAWER Automotive Parts Co., Ltd., Class A	400	286
Fiberhome Telecommunication Technologies Co., Ltd., Class A	300	607
Fibocom Wireless, Inc., Class A	2,200	10,076
*FIH Mobile, Ltd.	10,000	1,249
Financial Street Holdings Co., Ltd., Class A	700	679
First Capital Securities Co., Ltd., Class A	600	501
Focus Media Information Technology Co., Ltd., Class A	14,600	12,816
Foshan Haitian Flavouring & Food Co., Ltd., Class A	9,120	111,939
Fosun International, Ltd.	45,500	48,364
Founder Securities Co., Ltd., Class A	500	461
Foxconn Industrial Internet Co., Ltd., Class A	3,100	4,443
Fu Shou Yuan International Group, Ltd.	58,000	40,287

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Fufeng Group, Ltd.	178,000	$90,065
Fujian Funeng Co., Ltd., Class A	300	571
*Fujian Green Pine Co., Ltd., Class A	100	90
Fujian Star-net Communication Co., Ltd., Class A	100	327
*Fujian Sunner Development Co., Ltd., Class A	100	245
Fulongma Group Co., Ltd., Class A	100	138
Fuyao Glass Industry Group Co., Ltd., Class H	9,600	39,887
Ganfeng Lithium Co., Ltd., Class H	200	2,442
Ganglong China Property Group, Ltd.	1,000	580
Gansu Shangfeng Cement Co., Ltd., Class A	300	941
*GCL Energy Technology Co., Ltd.	300	587
*GCL New Energy Holdings, Ltd.	12,000	211
*GDS Holdings, Ltd., Class A	21,500	92,482
Geely Automobile Holdings, Ltd.	98,000	155,378
GEM Co., Ltd., Class A	1,300	1,321
Gemdale Corp., Class A	2,400	5,160
Gemdale Properties & Investment Corp., Ltd.	426,000	45,607
*Genimous Technology Co., Ltd., Class A	300	234
Getein Biotech, Inc., Class A	100	268
GF Securities Co., Ltd., Class H	1,200	1,517
Giant Network Group Co., Ltd., Class A	7,700	9,588
*Glarun Technology Co., Ltd., Class A	200	432
*Glory Sun Financial Group, Ltd.	12,000	116
GoerTek, Inc., Class A	3,400	17,943
*Goke Microelectronics Co., Ltd., Class A	300	2,838
Goldenmax International Technology, Ltd., Class A	100	121
*GOME Retail Holdings, Ltd.	327,000	16,045
*Gotion High-tech Co., Ltd., Class A	1,800	7,263
*Grand Baoxin Auto Group, Ltd.	5,000	363
Grand Pharmaceutical Group, Ltd.	57,500	35,543
Grandblue Environment Co., Ltd., Class A	100	278
*Grandjoy Holdings Group Co., Ltd., Class A	700	414
Great Wall Motor Co., Ltd., Class H	3,500	5,041
Greattown Holdings, Ltd., Class A	600	286
Greatview Aseptic Packaging Co., Ltd.	2,000	546
Gree Electric Appliances, Inc. of Zhuhai,, Class A	2,600	12,218
*Gree Real Estate Co., Ltd., Class A	14,100	10,870
Greenland Holdings Corp., Ltd., Class A	11,500	8,294
Greenland Hong Kong Holdings, Ltd.	3,000	631
Greentown China Holdings, Ltd.	2,500	4,448
*Greentown Management Holdings Co., Ltd.	20,000	15,218
Greentown Service Group Co., Ltd.	4,000	4,027
GRG Banking Equipment Co., Ltd., Class A	300	387
*Guangdong Advertising Group Co., Ltd., Class A	300	189
*Guangdong Aofei Data Technology Co., Ltd., Class A	100	250
*Guangdong Baolihua New Energy Stock Co., Ltd., Class A	6,500	4,130
*Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	200	114
*Guangdong Dongpeng Holdings Co., Ltd.	200	249
Guangdong Haid Group Co., Ltd., Class A	100	929
*Guangdong HEC Technology Holding Co., Ltd., Class A	600	569
Guangdong Hongda Holdings Group Co., Ltd., Class A	800	2,403
Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	400	259
Guangdong Hybribio Biotech Co., Ltd., Class A	150	496
Guangdong Investment, Ltd.	10,000	12,873
*Guangdong South New Media Co., Ltd., Class A	100	528
Guangdong Tapai Group Co., Ltd., Class A	300	397

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
*Guangdong Topstar Technology Co., Ltd., Class A	100	$146
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	300	745
Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	2,200	4,909
*Guanghui Energy Co., Ltd., Class A	8,500	11,339
*Guangshen Railway Co., Ltd., Class H	4,000	673
Guangxi Liugong Machinery Co., Ltd., Class A	500	461
*Guangxi Wuzhou Communications Co., Ltd., Class A	400	234
Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	900	383
Guangzhou Automobile Group Co., Ltd., Class H	2,000	1,726
*Guangzhou GRG Metrology & Test Co., Ltd., Class A	200	465
Guangzhou Haige Communications Group, Inc. Co., Class A	200	273
*Guangzhou KDT Machinery Co., Ltd., Class A	100	296
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	100	1,225
Guangzhou Restaurant Group Co., Ltd., Class A	200	656
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	400	4,620
*Guangzhou Tinci Materials Technology Co., Ltd., Class A	200	2,256
Guangzhou Wondfo Biotech Co., Ltd., Class A	100	657
Guangzhou Zhujiang Brewery Co., Ltd., Class A	300	347
*Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	400	400
*Guizhou Gas Group Corp., Ltd., Class A	200	209
Guizhou Panjiang Refined Coal Co., Ltd., Class A	3,000	3,722
*Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	600	423
Guocheng Mining Co., Ltd.	100	212
Guolian Securities Co., Ltd., Class H	1,000	475
Guomai Technologies, Inc., Class A	200	154
Guosen Securities Co., Ltd., Class A	400	584
*Guosheng Financial Holding, Inc., Class A	400	502
Guotai Junan Securities Co., Ltd., Class H	600	780
Guoyuan Securities Co., Ltd., Class A	500	455
*Haichang Ocean Park Holdings, Ltd.	2,000	1,351
Haier Smart Home Co., Ltd., Class H	2,600	9,411
*Hainan Development Holdings Nanhai Co., Ltd., Class A	6,800	11,661
Haitian International Holdings, Ltd.	3,000	7,441
Haitong Securities Co., Ltd., Class H	2,400	1,688
*Hang Zhou Great Star Industrial Co., Ltd., Class A	300	699
Hangcha Group Co., Ltd., Class A	200	441
Hangjin Technology Co., Ltd., Class A	4,300	18,458
*Hangxiao Steel Structure Co., Ltd., Class A	400	205
Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	2,600	3,226
Hangzhou Century Co., Ltd., Class A	200	140
*Hangzhou Electronic Soul Network Technology Co., Ltd., Class A	100	326
Hangzhou First Applied Material Co., Ltd., Class A	100	1,396
Hangzhou Lion Electronics Co., Ltd., Class A	148	1,160
Hangzhou Oxygen Plant Group Co., Ltd., Class A	200	786
Hangzhou Robam Appliances Co., Ltd., Class A	200	930
Hangzhou Silan Microelectronics Co., Ltd., Class A	100	632
Hangzhou Tigermed Consulting Co., Ltd., Class H	200	1,973
Han’s Laser Technology Industry Group Co., Ltd., Class H	200	837
Harbin Boshi Automation Co., Ltd., Class A	200	312
Harbin Electric Co., Ltd., Class H	2,000	533
HBIS Resources Co., Ltd., Class A	300	653
Health & Happiness H&H International Holdings, Ltd.	11,500	12,751
Hebei Chengde Lulu Co., Ltd., Class A	6,500	8,123
Hebei Construction Group Corp., Ltd., Class H	1,500	184
Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	100	324

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Hefei Meiya Optoelectronic Technology, Inc., Class A	100	$342
*Hefei Urban Construction Development Co., Ltd., Class A	200	223
Heilongjiang Agriculture Co., Ltd., Class A	4,700	9,964
Hello Group, Inc., ADR	4,839	25,743
Henan Lingrui Pharmaceutical Co., Class A	100	172
Henan Shuanghui Investment & Development Co., Ltd., Class A	100	448
Henan Thinker Automatic Equipment Co., Ltd., Class A	100	263
*Henan Yicheng New Energy Co., Ltd., Class A	500	298
Henan Yuguang Gold & Lead Co., Ltd., Class A	400	283
Hengan International Group Co., Ltd.	23,500	111,418
Hengdian Group DMEGC Magnetics Co., Ltd., Class A	300	691
Hengli Petrochemical Co., Ltd., Class A	700	2,208
Hengtong Optic-electric Co., Ltd., Class A	300	456
Hengyi Petrochemical Co., Ltd., Class A	29,300	33,616
Hesteel Co., Ltd., Class A	1,800	631
Hexing Electrical Co., Ltd., Class A	100	171
*Hidili Industry International Development, Ltd.	3,000	214
*Hilong Holding, Ltd.	90,000	6,538
Hisense Home Appliances Group Co., Ltd., Class H	1,000	985
*Holitech Technology Co., Ltd., Class A	700	314
Hongda Xingye Co., Ltd., Class A	1,000	524
*Honghua Group, Ltd.	11,000	350
*Hongli Zhihui Group Co., Ltd., Class A	300	319
Hongta Securities Co., Ltd., Class A	100	136
Hope Education Group Co., Ltd.	10,000	618
Hopson Development Holdings, Ltd.	24,800	47,981
*Hua Hong Semiconductor, Ltd.	2,000	7,953
Huadian Power International Corp., Ltd., Class H	4,000	1,397
Huadong Medicine Co., Ltd., Class A	400	2,054
Huafon Chemical Co., Ltd., Class A	700	822
*Huafon Microfibre Shanghai Technology Co., Ltd., Class A	500	271
Huafu Fashion Co., Ltd., Class A	300	164
Huagong Tech Co., Ltd., Class A	200	507
Huaibei Mining Holdings Co., Ltd., Class A	400	851
Hualan Biological Engineering, Inc., Class A	8,700	21,862
Huaneng Power International, Inc., Class H	4,000	2,034
*Huapont Life Sciences Co., Ltd., Class A	500	376
Huatai Securities Co., Ltd., Class H	1,400	1,945
Huaxi Securities Co., Ltd., Class A	300	316
Huaxia Bank Co., Ltd., Class A	800	656
Huaxin Cement Co., Ltd., Class A	300	985
Huayu Automotive Systems Co., Ltd., Class A	400	1,180
Huazhu Group, Ltd.	8,700	28,829
Hubei Biocause Pharmaceutical Co., Ltd., Class A	900	385
Hubei Energy Group Co., Ltd., Class A	500	309
*Hubei Feilihua Quartz Glass Co., Ltd., Class A	100	764
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	300	1,030
Hubei Xingfa Chemicals Group Co., Ltd., Class A	200	966
*Huijing Holdings Co., Ltd.	2,000	489
Humanwell Healthcare Group Co., Ltd., Class A	300	706
Hunan Aihua Group Co., Ltd., Class A	100	397
*Hunan Gold Corp., Ltd., Class A	200	277
Hunan Valin Steel Co., Ltd., Class A	2,900	2,550
*Hunan Zhongke Electric Co., Ltd., Class A	600	2,349
Hundsun Technologies, Inc., Class A	100	573
*HUYA, Inc., Sponsored ADR	3,360	13,877

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Hygeia Healthcare Holdings Co., Ltd.	4,600	$22,689
Hytera Communications Corp., Ltd., Class A	400	276
*HyUnion Holding Co., Ltd., Class A	9,000	10,082
*iDreamSky Technology Holdings, Ltd.	1,200	622
Iflytek Co., Ltd., Class A	4,500	25,069
IKD Co., Ltd., Class A	200	321
IMAX China Holding, Inc.	400	452
Industrial & Commercial Bank of China, Ltd., Class H	484,000	292,393
Industrial Bank Co., Ltd., Class A	1,800	5,550
Industrial Securities Co., Ltd., Class A	900	882
Infore Environment Technology Group Co., Ltd., Class A	500	336
*INKON Life Technology Co., Ltd., Class A	100	119
*Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	29,600	8,379
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	400	876
Inner Mongolia ERDOS Resources Co., Ltd., Class A	200	855
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	49,700	32,701
*Inner Mongolia Xingye Mining Co., Ltd., Class A	300	303
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	600	3,475
Inner Mongolia Yitai Coal Co., Ltd., Class H	2,100	3,260
*Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	500	641
*Innuovo Technology Co., Ltd., Class A	200	181
Inspur Electronic Information Industry Co., Ltd., Class A	100	371
*Inspur International, Ltd.	2,000	709
*Intco Medical Technology Co., Ltd., Class A	100	433
*Intron Technology Holdings, Ltd.	1,000	422
*iQIYI, Inc., Sponsored ADR	5,225	18,601
IReader Technology Co., Ltd., Class A	100	204
*IVD Medical Holding, Ltd.	2,000	675
JA Solar Technology Co., Ltd., Class A	100	1,226
JCET Group Co., Ltd., Class A	100	326
*JD.com, Inc., Class A	2,450	82,935
*JH Educational Technology, Inc.	2,000	1,030
Jiajiayue Group Co., Ltd., Class A	2,300	4,214
Jiangling Motors Corp., Ltd., Class A	100	175
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	300	365
Jiangsu Eastern Shenghong Co., Ltd., Class A	2,400	4,427
Jiangsu Expressway Co., Ltd., Class H	2,000	1,981
*Jiangsu Guomao Reducer Co., Ltd., Class A	100	294
Jiangsu Hengli Hydraulic Co., Ltd., Class A	4,500	31,119
Jiangsu Hengrui Medicine Co., Ltd., Class A	2,300	10,209
*Jiangsu Huahong Technology Stock Co., Ltd., Class A	200	542
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	1,900	1,139
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	100	676
*Jiangsu Leike Defense Technology Co., Ltd., Class A	300	206
Jiangsu Linyang Energy Co., Ltd., Class A	500	521
Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	2,300	4,291
Jiangsu Provincial Agricultural Reclamation and Development Corp.	3,900	8,203
Jiangsu Shagang Co., Ltd., Class A	500	355
*Jiangsu Shuangxing Color Plastic New Materials Co., Ltd., Class A	400	806
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	1,900	45,503
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	200	718
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	23,100	21,703
Jiangsu Zhongnan Construction Group Co., Ltd., Class A	900	535
Jiangsu Zhongtian Technology Co., Ltd., Class A	700	1,723
Jiangxi Copper Co., Ltd., Class H	3,000	4,787

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	100	$161
Jiangxi Wannianqing Cement Co., Ltd., Class A	1,900	3,198
Jiangxi Zhengbang Technology Co., Ltd., Class A	1,800	1,585
Jiangzhong Pharmaceutical Co., Ltd., Class A	9,100	18,045
*Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	400	320
*Jiayin Group, Inc., ADR	96	193
Jiayou International Logistics Co., Ltd., Class A	100	282
Jiayuan International Group, Ltd.	4,000	607
*Jilin Electric Power Co., Ltd., Class A	11,300	10,736
Jinchuan Group International Resources Co., Ltd.	13,000	1,690
*Jingjin Equipment, Inc., Class A	100	544
Jingrui Holdings, Ltd.	2,000	416
*Jinhui Liquor Co., Ltd., Class A	1,800	8,071
Jinke Properties Group Co., Ltd., Class A	600	403
*JinkoSolar Holding Co., Ltd., Sponsored ADR	775	39,726
Jinneng Science&Technology Co., Ltd., Class A	200	294
JiuGui Liquor Co., Ltd., Class A	1,800	40,601
Jiumaojiu International Holdings, Ltd.	2,000	4,486
*Jiuzhitang Co., Ltd., Class A	200	253
*Jiyi Holdings, Ltd.	2,000	173
Jizhong Energy Resources Co., Ltd., Class A	1,900	2,163
JL Mag Rare-Earth Co., Ltd., Class A	3,800	15,076
JNBY Design, Ltd.	500	548
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	300	503
Jointo Energy Investment Co., Ltd. Hebei, Class A	200	125
Jointown Pharmaceutical Group Co., Ltd., Class A	1,500	2,893
Joy City Property, Ltd.	16,000	612
Joyoung Co., Ltd., Class A	200	455
JS Global Lifestyle Co., Ltd.	2,000	2,409
JSTI Group, Class A	300	356
Juewei Food Co., Ltd., Class A	100	662
Juneyao Airlines Co., Ltd., Class A	100	184
Kaiser China Cultural Co., Ltd., Class A	200	159
Kaishan Group Co., Ltd., Class A	200	389
*Kangda International Environmental Co., Ltd.	1,000	89
*Keeson Technology Corp., Ltd., Class A	100	257
Kehua Data Co., Ltd., Class A	100	297
Keshun Waterproof Technologies Co., Ltd., Class A	300	485
Kinetic Development Group, Ltd.	8,000	663
Kingboard Holdings, Ltd.	23,500	106,925
Kingboard Laminates Holdings, Ltd.	35,500	55,199
KingClean Electric Co., Ltd., Class A	100	309
*Kingdee International Software Group Co., Ltd.	1,000	2,080
Kingfa Sci & Tech Co., Ltd., Class A	500	623
Kingsoft Corp., Ltd.	23,400	71,875
*Ko Yo Chemical Group, Ltd.	16,000	520
Konka Group Co., Ltd., Class A	6,500	4,404
KPC Pharmaceuticals, Inc., Class A	200	324
*Kuang-Chi Technologies Co., Ltd., Class A	200	400
Kunlun Energy Co., Ltd.	50,000	42,059
Kunlun Tech Co., Ltd., Class A	300	647
*Kunming Yunnei Power Co., Ltd., Class A	600	227
*Kunshan Kersen Science & Technology Co., Ltd., Class A	100	105
Kweichow Moutai Co., Ltd., Class A	100	27,529
KWG Group Holdings, Ltd.	194,500	70,897
Lakala Payment Co., Ltd., Class A	100	270

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
*Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	300	$275
Lao Feng Xiang Co., Ltd., Class A	100	588
Laobaixing Pharmacy Chain JSC, Class A	100	485
*Launch Tech Co., Ltd., Class H	500	150
LB Group Co., Ltd., Class A	300	827
Lee & Man Paper Manufacturing, Ltd.	6,000	2,891
Lee’s Pharmaceutical Holdings, Ltd.	1,000	255
Legend Holdings Corp., Class H	10,400	12,407
Lenovo Group, Ltd.	102,000	99,840
Lens Technology Co., Ltd., Class A	4,800	7,343
Leo Group Co., Ltd., Class A	20,000	5,059
Lepu Medical Technology Beijing Co., Ltd., Class A	300	771
Leyard Optoelectronic Co., Ltd., Class A	400	362
*Li Auto, Inc., ADR	625	14,019
Li Ning Co., Ltd.	24,000	191,329
Lianhe Chemical Technology Co., Ltd., Class A	1,100	2,193
*Liao Ning Oxiranchem, Inc., Class A	100	146
Liaoning Port Co., Ltd., Class H	4,000	352
Lier Chemical Co., Ltd., Class A	11,000	34,780
*Lifetech Scientific Corp.	132,000	37,348
*Lingyi iTech Guangdong Co., Class A	7,800	5,026
Livzon Pharmaceutical Group, Inc., Class H	400	1,361
Lizhong Sitong Light Alloys Group Co., Ltd., Class A	100	268
LK Technology Holdings, Ltd.	2,500	3,186
Logan Group Co., Ltd.	6,000	1,896
Longfor Group Holdings, Ltd.	2,500	12,427
Longhua Technology Group Luoyang Co., Ltd., Class A	100	98
LONGi Green Energy Technology Co., Ltd., Class A	2,700	27,627
*Longshine Technology Group Co., Ltd., Class A	100	317
Lonking Holdings, Ltd.	80,000	22,227
Luenmei Quantum Co., Ltd., Class A	2,200	2,249
Luolai Lifestyle Technology Co., Ltd., Class A	200	376
*Luoniushan Co., Ltd., Class A	200	175
*Luoxin Pharmaceuticals Group Stock Co., Ltd., Class A	200	200
*Lushang Health Industry Development Co., Ltd., Class A	12,900	16,606
Luxshare Precision Industry Co., Ltd., Class A	500	2,325
*Luye Pharma Group, Ltd.	104,500	32,897
Luzhou Laojiao Co., Ltd., Class A	2,100	66,629
*LVGEM China Real Estate Investment Co., Ltd.	4,000	546
Maanshan Iron & Steel Co., Ltd., Class H	4,000	1,585
Maccura Biotechnology Co., Ltd., Class A	100	288
Mango Excellent Media Co., Ltd., Class A	2,400	12,936
*Maoyan Entertainment	37,400	29,839
*Markor International Home Furnishings Co., Ltd., Class A	200	89
Mayinglong Pharmaceutical Group Co., Ltd., Class A	100	300
*Meilleure Health International Industry Group, Ltd.	6,000	279
*Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	300	226
*Meitu, Inc.	249,000	30,149
*Meituan, Class B	2,500	54,804
Metallurgical Corp. of China, Ltd., Class H	7,000	1,811
*Mianyang Fulin Precision Co., Ltd.	200	599
*Midea Real Estate Holding, Ltd.	6,000	11,517
Ming Yang Smart Energy Group, Ltd., Class A	200	669
Minsheng Education Group Co., Ltd.	4,000	362
Minth Group, Ltd.	2,000	4,792

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
MLS Co., Ltd., Class A	1,600	$2,149
*MMG, Ltd.	24,000	10,369
*Monalisa Group Co., Ltd., Class A	100	200
*Montnets Cloud Technology Group Co., Ltd., Class A	200	268
Muyuan Foods Co., Ltd., Class A	400	3,146
NanJi E-Commerce Co., Ltd., Class A	5,800	4,183
Nanjing Hanrui Cobalt Co., Ltd., Class A	1,900	14,647
Nanjing Iron & Steel Co., Ltd., Class A	1,200	649
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	100	389
Nanjing Securities Co., Ltd., Class A	4,000	4,499
*Nanjing Yunhai Special Metals Co., Ltd., Class A	200	529
Nantong Jianghai Capacitor Co., Ltd., Class A	200	573
NARI Technology Co., Ltd., Class A	2,200	10,600
*NavInfo Co., Ltd., Class A	200	374
NetDragon Websoft Holdings, Ltd.	1,000	2,019
NetEase, Inc.	7,200	141,318
New China Life Insurance Co., Ltd., Class H	12,700	32,454
*New Hope Dairy Co., Ltd., Class A	200	342
*New Hope Liuhe Co., Ltd., Class A	2,000	4,225
*New World Department Store China, Ltd.	1,000	130
*Newborn Town, Inc.	44,000	16,375
Newland Digital Technology Co., Ltd., Class A	100	178
Nexteer Automotive Group, Ltd.	16,000	9,176
Nine Dragons Paper Holdings, Ltd.	7,000	6,218
Ninestar Corp., Class A	100	616
*Ningbo BaoSi Energy Equipment Co., Ltd., Class A	200	182
Ningbo Haitian Precision Machinery Co., Ltd., Class A	100	240
Ningbo Huaxiang Electronic Co., Ltd., Class A	200	404
Ningbo Jifeng Auto Parts Co., Ltd., Class A	100	110
Ningbo Joyson Electronic Corp., Class A	2,400	3,946
Ningbo Orient Wires & Cables Co., Ltd., Class A	200	1,425
Ningbo Sanxing Medical Electric Co., Ltd., Class A	300	397
Ningbo Tuopu Group Co., Ltd., Class A	100	792
Ningbo Zhoushan Port Co., Ltd., Class A	400	235
Ningxia Baofeng Energy Group Co., Ltd., Class A	2,600	5,520
*NIO, Inc., Sponsored ADR	1,750	29,225
*Niu Technologies, ADR	421	4,021
North Huajin Chemical Industries Co., Ltd., Class A	500	445
*North Industries Group Red Arrow Co., Ltd., Class A	100	314
Northeast Securities Co., Ltd., Class A	500	494
NSFOCUS Technologies Group Co., Ltd., Class A	200	276
*Ocean’s King Lighting Science & Technology Co., Ltd., Class A	200	353
*Oceanwide Holdings Co., Ltd., Class A	3,000	669
*Offcn Education Technology Co., Ltd., Class A	400	276
Offshore Oil Engineering Co., Ltd., Class A	3,300	2,032
*OFILM Group Co., Ltd., Class A	3,300	2,753
*Olympic Circuit Technology Co., Ltd.	100	201
Opple Lighting Co., Ltd., Class A	100	242
ORG Technology Co., Ltd., Class A	600	440
*Orient Group, Inc., Class A	900	362
Orient Securities Co., Ltd., Class H	1,200	733
*Ourpalm Co., Ltd., Class A	500	231
Ovctek China, Inc., Class A	5,500	30,590
*Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	14,900	6,977
PCI Technology Group Co., Ltd., Class A	29,000	25,718
*Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	1,600	634

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
People.cn Co., Ltd.., Class A	7,700	$10,678
People’s Insurance Co. Group of China, Ltd. (The), Class H	140,000	44,965
Perennial Energy Holdings, Ltd.	5,000	975
PetroChina Co., Ltd., Class H	202,000	97,831
Pharmaron Beijing Co., Ltd., Class H	900	11,459
PhiChem Corp., Class A	3,700	11,894
PICC Property & Casualty Co., Ltd., Class H	10,000	10,273
*Pinduoduo, Inc., Sponsored ADR	500	21,545
Ping An Bank Co., Ltd., Class A	1,700	3,921
*Ping An Healthcare and Technology Co., Ltd.	9,200	23,099
Ping An Insurance Group Co. of China, Ltd., Class H	62,500	409,437
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	4,600	9,987
*PNC Process Systems Co., Ltd., Class A	700	3,301
Poly Developments and Holdings Group Co., Ltd., Class A	4,600	12,550
Poly Property Group Co., Ltd.	9,000	2,271
Poly Property Services Co., Ltd., Class H	200	1,341
Postal Savings Bank of China Co., Ltd., Class H	9,000	6,882
*Pou Sheng International Holdings, Ltd.	11,000	1,290
Power Construction Corp. p of China, Ltd., Class A	700	818
Prinx Chengshan Holdings, Ltd.	500	461
Pujiang International Group, Ltd.	1,000	344
Q Technology Group Co., Ltd.	56,000	39,897
Qingdao East Steel Tower Stock Co., Ltd., Class A	200	338
Qingdao Eastsoft Communication Technology Co., Ltd., Class A	100	171
Qingdao Gon Technology Co., Ltd., Class A	100	331
Qingdao Hanhe Cable Co., Ltd., Class A	49,400	26,479
*Qingdao Hiron Commercial Cold Chain Co., Ltd., Class A	100	469
Qingdao Rural Commercial Bank Corp., Class A	8,700	4,441
Qingdao Sentury Tire Co., Ltd., Class A	100	382
Qingdao TGOOD Electric Co., Ltd., Class A	500	1,046
Qinhuangdao Port Co., Ltd., Class H	3,000	451
*Radiance Holdings Group Co., Ltd.	3,000	1,637
Rainbow Digital Commercial Co., Ltd., Class A	200	203
Realcan Pharmaceutical Group Co., Ltd., Class A	500	272
Redco Properties Group, Ltd.	4,000	1,116
Redsun Properties Group, Ltd.	3,000	1,051
Renhe Pharmacy Co., Ltd., Class A	300	274
*Renrui Human Resources Technology Holdings, Ltd.	300	270
Rianlon Corp., Class A	100	691
Richinfo Technology Co., Ltd., Class A	100	169
*Risen Energy Co., Ltd., Class A	200	653
RiseSun Real Estate Development Co., Ltd., Class A	1,300	732
Riyue Heavy Industry Co., Ltd., Class A	200	491
Rongsheng Petrochemical Co., Ltd., Class A	1,200	2,479
Sai Micro Electronics, Inc., Class A	100	201
SAIC Motor Corp., Ltd., Class A	2,400	5,764
Sailun Group Co., Ltd., Class A	2,500	3,632
Sanquan Food Co., Ltd., Class A	3,800	11,271
Sansteel Minguang Co., Ltd. Fujian, Class A	700	726
Sany Heavy Equipment International Holdings Co., Ltd.	21,000	20,047
Sany Heavy Industry Co., Ltd., Class A	5,200	12,918
Satellite Chemical Co., Ltd., Class A	7,400	40,155
SDIC Power Holdings Co., Ltd., Class A	2,600	3,789
Sealand Securities Co., Ltd., Class A	46,100	23,322
Seazen Group, Ltd.	50,000	21,348

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Seazen Holdings Co., Ltd., Class A	300	$1,252
*SF Holding Co., Ltd., Class A	500	3,862
SGIS Songshan Co., Ltd., Class A	900	501
Shaanxi Coal Industry Co., Ltd., Class A	7,500	19,434
*Shaanxi Construction Machinery Co., Ltd., Class A	300	320
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	400	631
*Shandong Bohui Paper Industrial Co., Ltd., Class A	500	535
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	3,800	10,396
Shandong Chenming Paper Holdings, Ltd., Class H	1,000	396
*Shandong Dawn Polymer Co., Ltd., Class A	100	228
Shandong Dongyue Organosilicon Material Co., Ltd., Class A	200	407
Shandong Gold Mining Co., Ltd., Class H	6,250	11,550
*Shandong Head Group Co., Ltd., Class A	600	3,965
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	2,000	5,721
Shandong Hi-speed Co., Ltd., Class A	200	167
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	300	1,364
Shandong Humon Smelting Co., Ltd., Class A	400	570
Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	100	437
Shandong Linglong Tyre Co., Ltd., Class A	2,400	6,421
*Shandong Longda Meishi Co., Ltd., Class A	600	905
*Shandong Molong Petroleum Machinery Co., Ltd., Class H	800	326
Shandong Nanshan Aluminum Co., Ltd., Class A	700	344
Shandong Pharmaceutical Glass Co., Ltd., Class A	200	629
Shandong Publishing & Media Co., Ltd., Class A	400	358
Shandong Sun Paper Industry JSC, Ltd., Class A	500	927
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	100,400	107,871
*Shanghai 2345 Network Holding Group Co., Ltd., Class A	1,500	445
Shanghai AJ Group Co., Ltd., Class A	9,500	8,482
Shanghai AtHub Co., Ltd., Class A	100	348
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	100	471
Shanghai Baosight Software Co., Ltd., Class A	100	717
Shanghai Belling Co., Ltd., Class A	200	474
Shanghai Construction Group Co., Ltd., Class A	1,400	683
Shanghai Daimay Automotive Interior Co., Ltd., Class A	100	171
Shanghai Dazhong Public Utilities Group Co., Ltd., Class H	1,000	200
Shanghai Electric Group Co., Ltd., Class H	4,000	979
Shanghai Electric Power Co., Ltd., Class A	200	269
Shanghai Environment Group Co., Ltd., Class A	300	435
Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	4,300	10,954
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	500	2,160
*Shanghai Fudan Microelectronics Group Co., Ltd., Class H	1,000	2,970
Shanghai Hanbell Precise Machinery Co., Ltd., Class A	100	230
Shanghai Haohai Biological Technology Co., Ltd., Class H	100	463
Shanghai Industrial Holdings, Ltd.	1,000	1,473
Shanghai Industrial Urban Development Group, Ltd.	6,000	528
Shanghai International Port Group Co., Ltd., Class A	400	357
Shanghai Jahwa United Co., Ltd., Class A	100	469
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	200	464
*Shanghai Kehua Bio-Engineering Co., Ltd., Class A	4,400	5,962
*Shanghai Kindly Medical Instruments Co., Ltd., Class H	200	398
Shanghai Kinetic Medical Co., Ltd., Class A	200	210
*Shanghai Liangxin Electrical Co., Ltd., Class A	200	321
Shanghai Lingang Holdings Corp., Ltd., Class A	400	768
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	2,000	3,186
Shanghai M&G Stationery, Inc., Class A	100	720
Shanghai Maling Aquarius Co., Ltd., Class A	300	318

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	200	$344
Shanghai Moons’ Electric Co., Ltd., Class A	100	194
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	18,400	29,923
Shanghai Pudong Development Bank Co., Ltd., Class A	15,100	18,256
Shanghai RAAS Blood Products Co., Ltd., Class A	3,200	2,602
*Shanghai Runda Medical Technology Co., Ltd., Class A	200	274
Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	300	407
Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	100	408
Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	200	224
Shanghai Tunnel Engineering Co., Ltd., Class A	600	529
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	300	613
Shanghai Wanye Enterprises Co., Ltd., Class A	100	232
*Shanghai Yaoji Technology Co., Ltd., Class A	100	220
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	3,900	5,279
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	300	523
Shanghai Zijiang Enterprise Group Co., Ltd., Class A	600	424
Shanxi Blue Flame Holding Co., Ltd., Class A	2,300	3,757
Shanxi Coking Co., Ltd., Class A	15,100	12,686
Shanxi Coking Coal Energy Group Co., Ltd., Class A	1,200	2,535
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	2,600	6,064
*Shanxi Meijin Energy Co., Ltd., Class A	700	1,101
Shanxi Securities Co., Ltd., Class A	2,400	1,810
Shanxi Taigang Stainless Steel Co., Ltd., Class A	800	717
Shanying International Holding Co., Ltd., Class A	1,200	510
*Shengda Resources Co., Ltd., Class A	200	341
Shenghe Resources Holding Co., Ltd., Class A	200	474
Shengyi Technology Co., Ltd., Class A	100	251
*Shengyuan Environmental Protection Co., Ltd., Class A	100	307
Shenwan Hongyuan Group Co., Ltd., Class H	1,600	336
Shenzhen Agricultural Products Group Co., Ltd., Class A	200	180
*Shenzhen Airport Co., Ltd., Class A	500	480
Shenzhen Aisidi Co., Ltd., Class A	300	326
Shenzhen Anche Technologies Co., Ltd., Class A	100	195
Shenzhen Center Power Tech Co., Ltd., Class A	100	165
Shenzhen Cereals Holdings Co., Ltd., Class A	200	215
Shenzhen Changhong Technology Co., Ltd., Class A	4,000	9,479
Shenzhen Comix Group Co., Ltd., Class A	200	164
Shenzhen Das Intellitech Co., Ltd., Class A	300	122
Shenzhen Desay Battery Technology Co., Class A	4,000	18,718
Shenzhen Ellassay Fashion Co., Ltd., Class A	100	148
Shenzhen Energy Group Co., Ltd., Class A	2,200	1,934
*Shenzhen Envicool Technology Co., Ltd., Class A	100	320
*Shenzhen Everwin Precision Technology Co., Ltd., Class A	16,500	19,179
Shenzhen Expressway Corp., Ltd., Class H	2,000	2,062
Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	14,600	18,575
*Shenzhen Fine Made Electronics Group Co., Ltd., Class A	300	2,604
Shenzhen FRD Science & Technology Co., Ltd.	100	153
Shenzhen Gas Corp., Ltd., Class A	1,000	965
Shenzhen Gongjin Electronics Co., Ltd., Class A	200	202
Shenzhen H&T Intelligent Control Co., Ltd., Class A	100	205
Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class H	500	370
*Shenzhen Huaqiang Industry Co., Ltd., Class A	1,700	2,880
Shenzhen Inovance Technology Co., Ltd., Class A	2,100	18,244
Shenzhen International Holdings, Ltd.	2,500	2,696
Shenzhen Investment Holdings Bay Area Development Co., Ltd.	500	175

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Shenzhen Investment, Ltd.	10,000	$2,167
Shenzhen Jinjia Group Co., Ltd., Class A	300	396
Shenzhen Jufei Optoelectronics Co., Ltd., Class A	200	120
Shenzhen Kaifa Technology Co., Ltd., Class A	400	587
Shenzhen Kingkey Smart Agriculture Times Co., Ltd., Class A	100	278
Shenzhen Kinwong Electronic Co., Ltd., Class A	2,000	6,203
*Shenzhen Kstar Science And Technology Co., Ltd., Class A	200	431
Shenzhen Laibao Hi-tech Co., Ltd., Class A	200	216
*Shenzhen Leaguer Co., Ltd., Class A	200	228
Shenzhen Megmeet Electrical Co., Ltd., Class A	100	282
*Shenzhen Microgate Technology Co., Ltd., Class A	200	228
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	100	4,705
*Shenzhen MTC Co., Ltd., Class A	12,700	6,176
*Shenzhen Neptunus Bioengineering Co., Ltd., Class A	300	146
*Shenzhen New Nanshan Holding Group Co., Ltd., Class A	600	423
Shenzhen Overseas Chinese Town Co., Ltd., Class A	9,300	8,471
*Shenzhen Properties & Resources Development Group, Ltd., Class A	200	360
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	1,900	6,568
Shenzhen SC New Energy Technology Corp., Class A	100	893
*Shenzhen SDG Information Co., Ltd., Class A	200	139
Shenzhen Senior Technology Material Co., Ltd., Class A	300	959
Shenzhen Sunlord Electronics Co., Ltd., Class A	200	755
Shenzhen Suntak Circuit Technology Co., Ltd., Class A	300	481
Shenzhen Sunway Communication Co., Ltd., Class A	100	221
Shenzhen Tagen Group Co., Ltd., Class A	700	702
Shenzhen Topband Co., Ltd., Class A	2,500	2,981
*Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	400	314
Shenzhen World Union Group, Inc., Class A	500	242
Shenzhen Yan Tian Port Holding Co., Ltd., Class A	500	357
Shenzhen Yinghe Technology Co., Ltd., Class A	100	270
Shenzhen Ysstech Info-tech Co., Ltd., Class A	100	124
Shenzhen YUTO Packaging Technology Co., Ltd., Class A	100	372
Shenzhen Zhenye Group Co., Ltd., Class A	300	197
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	3,900	2,460
Shenzhou International Group Holdings, Ltd.	2,800	38,862
*Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	6,700	5,276
Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	300	1,125
Shoucheng Holdings, Ltd.	8,000	1,101
Shougang Fushan Resources Group, Ltd.	134,000	50,723
Shui On Land, Ltd.	12,000	1,713
Sichuan Chuantou Energy Co., Ltd., Class A	2,300	3,820
*Sichuan Development Lomon Co., Ltd., Class A	300	458
Sichuan Expressway Co., Ltd., Class H	2,000	558
*Sichuan Haite High-tech Co., Ltd., Class A	200	268
*Sichuan Hebang Biotechnology Co., Ltd., Class A	17,400	8,279
Sichuan Hexie Shuangma Co., Ltd., Class A	100	264
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	200	510
*Sichuan Languang Development Co., Ltd., Class A	900	233
*Sichuan Lutianhua Co., Ltd., Class A	400	310
Sichuan Road & Bridge Co., Ltd., Class A	2,500	3,937
Sichuan Yahua Industrial Group Co., Ltd., Class A	300	1,200
Sieyuan Electric Co., Ltd., Class A	100	453
*Simcere Pharmaceutical Group, Ltd.	1,000	1,078
*Sinco Pharmaceuticals Holdings, Ltd.	4,000	882
Sino Biopharmaceutical, Ltd.	103,000	54,479
Sinocare, Inc., Class A	100	224

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Sinofert Holdings, Ltd.	30,000	$5,047
*Sinofibers Technology Co., Ltd., Class A	3,700	25,932
Sinolink Securities Co., Ltd., Class A	400	497
Sinoma International Engineering Co., Class A	700	823
Sinoma Science & Technology Co., Ltd., Class A	300	918
Sino-Ocean Group Holding, Ltd.	12,000	2,294
Sinopec Engineering Group Co., Ltd., Class H	148,500	77,788
Sinopec Kantons Holdings, Ltd.	2,000	686
*Sinopec Oilfield Service Corp., Class H	6,000	451
Sinopharm Group Co., Ltd., Class H	20,000	46,290
Sino-Platinum Metals Co., Ltd., Class A	100	247
Sinosoft Co., Ltd., Class A	4,300	13,706
Sinotrans, Ltd., Class H	8,000	2,447
Sinotruk Hong Kong, Ltd.	34,500	42,212
*Skyworth Group, Ltd.	90,000	47,947
*Sobute New Materials Co., Ltd.	100	341
*SOHO China, Ltd.	7,000	1,285
*Solargiga Energy Holdings, Ltd.	3,000	134
SooChow Securities Co., Ltd., Class A	600	613
*South Manganese Investment, Ltd.	2,000	219
Southwest Securities Co., Ltd., Class A	800	449
SSY Group, Ltd.	16,000	7,953
*State Grid Information & Communication Co., Ltd., Class A	200	372
*STO Express Co., Ltd., Class A	300	379
*Sumavision Technologies Co., Ltd., Class A	300	210
Sun Art Retail Group, Ltd.	51,500	16,147
Sun King Technology Group, Ltd.	4,000	1,157
Sunflower Pharmaceutical Group Co., Ltd., Class A	100	280
Sungrow Power Supply Co., Ltd., Class A	100	952
*Suning Universal Co., Ltd., Class A	9,800	5,150
*Suning.com Co., Ltd., Class A	1,200	584
Sunny Optical Technology Group Co., Ltd.	11,000	163,329
Sunward Intelligent Equipment Co., Ltd., Class A	300	296
Sunwoda Electronic Co., Ltd., Class A	100	335
Suofeiya Home Collection Co., Ltd., Class A	200	614
Suzhou Anjie Technology Co., Ltd., Class A	200	393
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	1,500	3,817
Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	500	358
*Suzhou Good-Ark Electronics Co., Ltd., Class A	200	260
Suzhou TA&A Ultra Clean Technology Co., Ltd., Class A	2,200	20,265
Suzhou TFC Optical Communication Co., Ltd., Class A	100	329
SY Holdings Group, Ltd.	10,000	8,131
*SYoung Group Co., Ltd., Class A	100	175
Taiji Computer Corp., Ltd., Class A	100	260
*Talkweb Information System Co., Ltd., Class A	300	239
*Tangrenshen Group Co., Ltd., Class A	7,600	8,605
Tangshan Jidong Cement Co., Ltd., Class A	500	809
TangShan Port Group Co., Ltd., Class A	1,700	704
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	500	493
TBEA Co., Ltd., Class A	2,300	6,711
TCL Electronics Holdings, Ltd.	94,000	43,129
TCL Technology Group Corp., Class A	26,800	16,867
*Tech-Bank Food Co., Ltd., Class A	7,800	7,751
*Telling Telecommunication Holding Co., Ltd., Class A	14,600	19,608
Tencent Holdings, Ltd.	49,900	2,400,191

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
*Tencent Music Entertainment Group, ADR	5,882	$24,999
*Three Squirrels, Inc., Class A	100	334
Tian Di Science & Technology Co., Ltd., Class A	800	543
Tian Lun Gas Holdings, Ltd.	1,000	591
Tiangong International Co., Ltd.	4,000	1,336
Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	200	829
Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	2,700	2,350
Tianjin Guangyu Development Co., Ltd., Class A	100	166
Tianjin Port Development Holdings, Ltd.	6,000	489
*Tianjin Ringpu Bio-Technology Co., Ltd., Class A	100	230
Tianjin Teda Co., Ltd., Class A	300	162
Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	100	587
Tianma Microelectronics Co., Ltd., Class A	4,800	6,620
Tianneng Power International, Ltd.	2,000	1,680
Tianshui Huatian Technology Co., Ltd., Class A	9,400	12,101
*Tibet Cheezheng Tibetan Medicine Co., Ltd., Class A	300	1,108
*Tibet Summit Resources Co., Ltd., Class A	4,300	12,683
Tibet Tianlu Co., Ltd., Class A	200	167
Times China Holdings, Ltd.	3,000	1,071
Tingyi Cayman Islands Holding Corp.	4,000	7,331
Titan Wind Energy Suzhou Co., Ltd., Class A	400	605
*Tofflon Science & Technology Group Co., Ltd., Class A	100	526
Toly Bread Co., Ltd., Class A	400	823
Tong Ren Tang Technologies Co., Ltd., Class H	2,000	1,540
*Tongcheng Travel Holdings, Ltd.	20,000	35,992
*Tongda Group Holdings, Ltd.	30,000	512
*Tongdao Liepin Group	400	741
TongFu Microelectronics Co., Ltd., Class A	500	999
*Tongguan Gold Group, Ltd.	2,000	196
Tongkun Group Co., Ltd., Class A	300	686
*Tongling Jingda Special Magnet Wire Co., Ltd., Class A	300	192
Tongling Nonferrous Metals Group Co., Ltd., Class A	20,900	11,014
Tongwei Co., Ltd., Class A	900	5,569
Tongyu Heavy Industry Co., Ltd., Class A	1,100	406
*Topchoice Medical Corp., Class A	1,800	34,785
Topsec Technologies Group, Inc., Class A	300	417
Topsports International Holdings, Ltd.	4,000	3,089
Towngas Smart Energy Co., Ltd.	23,000	11,462
TravelSky Technology, Ltd., Class H	2,000	3,044
*Trigiant Group, Ltd.	2,000	120
*Trip.com Group, Ltd.	4,900	116,908
*TRS Information Technology Corp., Ltd.	100	158
Truly International Holdings, Ltd.	20,000	5,557
Tsaker Chemical Group, Ltd.	1,500	275
*Tus Environmental Science And Technology Development Co., Ltd., Class A	400	187
UE Furniture Co., Ltd., Class A	100	116
Unigroup Guoxin Microelectronics Co., Ltd., Class A	2,100	57,862
Unilumin Group Co., Ltd., Class A	300	253
Uni-President China Holdings, Ltd.	46,000	40,629
Unisplendour Corp., Ltd., Class A	200	512
United Energy Group, Ltd.	162,000	19,202
Universal Scientific Industrial Shanghai Co., Ltd., Class A	200	365
Valiant Co., Ltd., Class A	100	269
Vats Liquor Chain Store Management JSC, Ltd., Class A	400	2,198
Vatti Corp., Ltd., Class A	100	76
*Venus MedTech Hangzhou, Inc., Class H	3,500	6,522

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Victory Giant Technology Huizhou Co., Ltd., Class A	800	$2,025
Vinda International Holdings, Ltd.	2,000	4,843
*Vipshop Holdings, Ltd., Sponsored ADR	11,231	86,029
Visual China Group Co., Ltd., Class A	200	360
*Vnet Group, Inc., Sponsored ADR	2,200	13,134
*Wanbangde Pharmaceutical Holding Group Co., Ltd., Class A	200	243
Wangneng Environment Co., Ltd., Class A	1,300	3,678
Wangsu Science & Technology Co., Ltd., Class A	11,600	8,383
Wanhua Chemical Group Co., Ltd., Class A	4,600	53,918
Want Want China Holdings, Ltd.	88,000	79,519
Wanxiang Qianchao Co., Ltd., Class A	600	467
Wasion Holdings, Ltd.	2,000	660
Wasu Media Holding Co., Ltd., Class A	400	450
*Weibo Corp., Sponsored ADR	1,475	34,132
Weichai Power Co., Ltd., Class H	47,000	66,491
Weihai Guangwei Composites Co., Ltd., Class A	100	750
Wellhope Foods Co., Ltd., Class A	2,400	2,873
Wens Foodstuffs Group Co., Ltd.	200	562
West China Cement, Ltd.	8,000	1,264
Western Securities Co., Ltd., Class A	500	470
Wharf Holdings, Ltd. (The)	2,000	5,876
Will Semiconductor Co., Ltd., Class A	100	2,266
Wingtech Technology Co., Ltd., Class A	100	990
Wolong Electric Group Co., Ltd., Class A	300	493
Wuchan Zhongda Group Co., Ltd., Class A	7,700	5,739
*Wuhan Fingu Electronic Technology Co., Ltd., Class A	100	126
Wuhan Guide Infrared Co., Ltd., Class A	500	1,162
Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	100	438
Wuhu Token Science Co., Ltd., Class A	500	462
Wuliangye Yibin Co., Ltd., Class A	2,500	61,027
WUS Printed Circuit Kunshan Co., Ltd., Class A	200	391
Wushang Group Co., Ltd., Class A	200	310
WuXi AppTec Co., Ltd., Class H	500	6,946
*Wuxi Biologics Cayman, Inc.	500	3,824
Wuxi Boton Technology Co., Ltd., Class A	100	214
Wuxi NCE Power Co., Ltd., Class A	1,800	24,698
Wuxi Taiji Industry Co., Ltd., Class A	500	501
XCMG Construction Machinery Co., Ltd., Class A	900	672
Xiabuxiabu Catering Management China Holdings Co., Ltd.	2,000	890
Xiamen C & D, Inc., Class A	300	653
*Xiamen Comfort Science & Technology Group Co., Ltd., Class A	200	250
Xiamen Faratronic Co., Ltd., Class A	200	4,418
Xiamen International Port Co., Ltd., Class H	4,000	444
*Xiamen Intretech, Inc., Class A	12,900	39,836
Xiamen ITG Group Corp., Ltd., Class A	500	563
Xiamen Kingdomway Group Co., Class A	100	318
Xiamen Tungsten Co., Ltd., Class A	200	475
Xiamen Xiangyu Co., Ltd., Class A	700	921
*Xi’an Tian He Defense Technology Co., Ltd., Class A	100	141
*Xi’an Triangle Defense Co., Ltd., Class A	100	582
*Xianhe Co., Ltd., Class A	100	299
*Xiaomi Corp., Class B	161,200	250,650
Xilinmen Furniture Co., Ltd., Class A	100	354
Xinfengming Group Co., Ltd., Class A	500	715
Xingda International Holdings, Ltd.	3,000	543

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	13,800	$19,840
Xinjiang Tianshan Cement Co., Ltd., Class A	300	550
Xinjiang Xintai Natural Gas Co., Ltd., Class A	100	315
*Xinjiang Xinxin Mining Industry Co., Ltd., Class H	3,000	520
Xinjiang Zhongtai Chemical Co., Ltd., Class A	300	334
*Xinte Energy Co., Ltd., Class H	8,400	18,714
Xinxing Ductile Iron Pipes Co., Ltd., Class A	4,300	3,121
Xinyangfeng Agricultural Technology Co., Ltd., Class A	200	470
Xinyi Energy Holdings, Ltd.	4,000	2,167
Xinyi Solar Holdings, Ltd.	14,000	21,126
Xinyu Iron & Steel Co., Ltd., Class A	800	691
*Xizi Clean Energy Equipment Manufacturing Co., Ltd., Class A	200	404
Xtep International Holdings, Ltd.	24,000	35,605
Xuji Electric Co., Ltd., Class A	200	473
Yadea Group Holdings, Ltd.	2,000	3,049
*YaGuang Technology Group Co., Ltd., Class A	200	157
*Yanchang Petroleum International, Ltd.	40,000	270
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	500	655
Yankuang Energy Group Co., Ltd., Class H	2,000	5,710
Yantai Changyu Pioneer Wine Co., Ltd., Class A	100	399
Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	200	321
Yantai Eddie Precision Machinery Co., Ltd., Class A	100	287
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	4,400	20,616
YanTai Shuangta Food Co., Ltd., Class A	5,600	6,088
Yantai Tayho Advanced Materials Co., Ltd., Class A	3,100	6,128
*Yeahka, Ltd.	800	2,121
Yealink Network Technology Corp., Ltd., Class A	200	2,336
YGSOFT, Inc., Class A	200	173
*YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	1,600	1,030
Yifan Pharmaceutical Co., Ltd., Class A	300	534
Yifeng Pharmacy Chain Co., Ltd., Class A	100	554
Yihai International Holding, Ltd.	22,000	62,668
*Yincheng International Holding Co., Ltd.	2,000	688
*Yintai Gold Co., Ltd., Class A	500	701
Yixintang Pharmaceutical Group Co., Ltd., Class A	200	611
Yonghui Superstores Co., Ltd., Class A	600	400
Yotrio Group Co., Ltd., Class A	400	199
Youngor Group Co., Ltd., Class A	29,200	30,028
*Youzu Interactive Co., Ltd., Class A	200	274
YTO Express Group Co., Ltd., Class A	1,100	2,961
*Yuan Heng Gas Holdings, Ltd.	8,000	459
*Yuan Longping High-tech Agriculture Co., Ltd., Class A	100	245
Yuexiu Property Co., Ltd.	24,000	25,144
Yuexiu Transport Infrastructure, Ltd.	2,000	1,282
Yum China Holdings, Inc.	4,650	197,470
Yunda Holding Co., Ltd., Class A	3,800	8,834
*Yunnan Aluminium Co., Ltd., Class A	200	316
Yunnan Copper Co., Ltd., Class A	11,300	17,830
*Yunnan Tin Co., Ltd., Class A	300	809
Yusys Technologies Co., Ltd., Class A	4,400	10,017
ZBOM Home Collection Co., Ltd., Class A	100	309
Zepp Health Corp., ADR	581	1,406
Zhaojin Mining Industry Co., Ltd., Class H	24,000	22,911
Zhefu Holding Group Co., Ltd., Class A	700	472
*Zhejiang Century Huatong Group Co., Ltd., Class A	5,000	3,583
Zhejiang China Commodities City Group Co., Ltd., Class A	11,500	8,848

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Zhejiang Chint Electrics Co., Ltd., Class A	3,900	$19,196
Zhejiang Communications Technology Co., Ltd.	40,100	41,056
Zhejiang Crystal-Optech Co., Ltd., Class A	300	425
Zhejiang Dahua Technology Co., Ltd., Class A	200	503
Zhejiang Dingli Machinery Co., Ltd., Class A	100	560
*Zhejiang Expressway Co., Ltd., Class H	2,000	1,654
Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	100	190
Zhejiang Hailiang Co., Ltd., Class A	400	546
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	500	474
Zhejiang Huace Film & Television Co., Ltd., Class A	4,200	2,744
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	200	457
Zhejiang Huayou Cobalt Co., Ltd., Class A	200	2,479
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	400	628
Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	100	400
Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	100	357
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	200	1,522
*Zhejiang Jingu Co., Ltd., Class A	200	155
Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	200	261
*Zhejiang Jinke Tom Culture Industry Co., Ltd., Class A	4,500	2,283
*Zhejiang JIULI Hi-tech Metals Co., Ltd., Class A	200	457
Zhejiang Juhua Co., Ltd., Class A	300	513
Zhejiang Longsheng Group Co., Ltd., Class A	4,100	6,216
Zhejiang Medicine Co., Ltd., Class A	200	380
Zhejiang Meida Industrial Co., Ltd., Class A	2,300	4,883
Zhejiang Narada Power Source Co., Ltd., Class A	200	324
Zhejiang NHU Co., Ltd., Class A	2,300	9,270
*Zhejiang Qianjiang Motorcycle Co., Ltd., Class A	100	149
Zhejiang Runtu Co., Ltd., Class A	400	469
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	100	252
Zhejiang Semir Garment Co., Ltd., Class A	5,300	5,211
*Zhejiang Southeast Space Frame Co., Ltd., Class A	12,800	16,786
*Zhejiang Starry Pharmaceutical Co., Ltd., Class A	1,800	12,112
Zhejiang Supor Co., Ltd., Class A	2,200	18,245
Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	5,500	26,201
Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	500	284
Zhejiang Wanliyang Co., Ltd., Class A	500	500
*Zhejiang Wanma Co., Ltd., Class A	200	197
*Zhejiang Wansheng Co., Ltd., Class A	2,200	5,363
Zhejiang Weiming Environment Protection Co., Ltd., Class A	2,100	7,731
Zhejiang Weixing New Building Materials Co., Ltd., Class A	2,500	7,148
Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	200	268
Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	280	728
Zhejiang Yasha Decoration Co., Ltd., Class A	200	140
*Zhejiang Yinlun Machinery Co., Ltd., Class A	200	233
*Zhende Medical Co., Ltd., Class A	100	494
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	600	639
Zheshang Securities Co., Ltd., Class A	300	416
*Zhong An Group, Ltd.	5,000	191
*ZhongAn Online P&C Insurance Co., Ltd., Class H	7,500	26,382
Zhongji Innolight Co., Ltd., Class A	100	461
*Zhongliang Holdings Group Co., Ltd.	3,000	960
Zhongshan Broad Ocean Motor Co., Ltd., Class A	17,600	13,276
Zhongshan Public Utilities Group Co., Ltd., Class A	200	231
Zhongsheng Group Holdings, Ltd.	500	3,333
*Zhongtian Financial Group Co., Ltd., Class A	1,300	417

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
CHINA (Continued)
Zhongyu Energy Holdings, Ltd.	2,000	$1,764
Zhou Hei Ya International Holdings Co., Ltd.	34,500	18,028
Zhuguang Holdings Group Co., Ltd.	8,000	1,458
Zhuhai Huafa Properties Co., Ltd., Class A	500	574
*Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	100	114
Zhuzhou CRRC Times Electric Co., Ltd., Class H	10,800	43,152
Zhuzhou Kibing Group Co., Ltd., Class A	4,100	6,858
Zibo Qixiang Tengda Chemical Co., Ltd., Class A	700	749
Zijin Mining Group Co., Ltd., Class H	48,000	71,577
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	39,000	23,113
ZTE Corp., Class H	1,800	3,827
ZTO Express Cayman, Inc.	2,150	60,065

TOTAL CHINA		17,270,569

COLOMBIA (0.1%)
Banco de Bogota SA	84	1,066
Bancolombia SA	128	1,249
Bancolombia SA, Sponsored ADR	56	2,171
Bolsa de Valores de Colombia	124	298
Celsia SA ESP	1,460	1,567
Cementos Argos SA	1,624	2,451
Corp Financiera Colombiana SA	340	2,479
Ecopetrol SA, Sponsored ADR	2,633	42,734
Grupo Argos SA	352	1,274
Grupo Aval Acciones y Valores SA, Sponsored ADR	136	568
Grupo Energia Bogota SA ESP	952	603
Interconexion Electrica SA ESP	208	1,138
Mineros SA	952	777
Promigas SA ESP	300	525

TOTAL COLOMBIA		58,900

CZECHIA (0.1%)
CEZ A/S	675	28,971
Komercni Banka A/S	68	2,256
Moneta Money Bank A/S	992	3,722

TOTAL CZECHIA		34,949

EGYPT (0.0%)
Commercial International Bank Egypt SAE, Registered Shares, GDR	5,696	12,787

TOTAL EGYPT		12,787

GREECE (0.3%)
*Aegean Airlines SA	100	568
*Alpha Services and Holdings SA	11,645	13,341
Athens Water Supply & Sewage Co. SA	76	572
Autohellas Tourist and Trading SA	56	552
*Bank of Greece	20	378
*Ellaktor SA	144	207
ElvalHalcor SA	136	242
*Entersoft SA Software Development & Related Services Co.	52	290
*Eurobank Ergasias Services and Holdings SA	6,347	6,695
*Fourlis Holdings SA	132	518
*GEK Terna Holding Real Estate Construction SA	128	1,323
Hellenic Exchanges—Athens Stock Exchange SA	64	253
Hellenic Petroleum Holdings SA	84	642

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
GREECE (Continued)
Hellenic Telecommunications Organization SA	1,550	$30,087
Holding Co. ADMIE IPTO SA	204	494
*Intracom Holdings SA, Registered	516	942
JUMBO SA	1,045	17,022
*LAMDA Development SA	1,904	13,076
Motor Oil Hellas Corinth Refineries SA	1,732	27,590
Mytilineos SA	843	15,741
*National Bank of Greece SA	3,553	14,337
OPAP SA	775	11,593
*Piraeus Financial Holdings SA	4,036	5,910
Piraeus Port Authority SA	20	367
*Public Power Corp. SA	975	7,869
Quest Holdings SA	64	396
Sarantis SA	72	550
Terna Energy SA	52	974
Thrace Plastics Holding and Co.	168	842
Titan Cement International SA	104	1,475

TOTAL GREECE		174,846

HUNGARY (0.1%)
Magyar Telekom Telecommunications PLC	776	841
MOL Hungarian Oil & Gas PLC	5,267	44,923
*Opus Global Nyrt	712	400
*OTP Bank Nyrt	152	4,579
Richter Gedeon Nyrt	44	877

TOTAL HUNGARY		51,620

INDIA (16.6%)
Aarti Drugs, Ltd.	112	676
Aarti Industries, Ltd.	2,053	23,848
ABB India, Ltd.	20	549
ACC, Ltd.	775	23,611
Action Construction Equipment, Ltd.	128	402
Adani Enterprises, Ltd.	150	4,576
*Adani Green Energy, Ltd.	125	4,714
Adani Ports & Special Economic Zone, Ltd.	3,836	42,975
Adani Total Gas, Ltd.	1,500	48,094
*Adani Transmission, Ltd.	500	18,246
ADF Foods, Ltd.	28	278
Advanced Enzyme Technologies, Ltd.	156	617
Aegis Logistics, Ltd.	3,278	9,496
Agro Tech Foods, Ltd.	24	285
*Ahluwalia Contracts India, Ltd.	92	625
AIA Engineering, Ltd.	744	18,856
Ajanta Pharma, Ltd.	92	2,071
Akzo Nobel India, Ltd.	24	590
Alembic Pharmaceuticals, Ltd.	200	2,044
Alembic, Ltd.	236	239
Alkem Laboratories, Ltd.	60	2,551
Alkyl Amines Chemicals	32	1,331
Allcargo Logistics, Ltd.	256	1,170
*Alok Industries, Ltd.	30,472	10,265
Amara Raja Batteries, Ltd.	5,551	40,847
Ambuja Cements, Ltd.	4,622	22,505
Amrutanjan Health Care, Ltd.	32	380

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
Anant Raj, Ltd.	244	$201
Andhra Sugars, Ltd. (The)	244	517
Apar Industries, Ltd.	64	561
Apcotex Industries, Ltd.	56	433
*APL Apollo Tubes, Ltd.	2,404	32,181
Apollo Hospitals Enterprise, Ltd.	775	45,160
Apollo Tyres, Ltd.	23,974	64,292
*Arvind Fashions, Ltd.	92	345
*Arvind, Ltd.	9,062	14,581
Asahi India Glass, Ltd.	1,256	7,572
Ashiana Housing, Ltd.	116	227
Ashok Leyland, Ltd.	6,699	11,138
*Ashoka Buildcon, Ltd.	592	669
Asian Paints, Ltd.	2,100	88,931
Astec Lifesciences, Ltd.	12	287
*Aster DM Healthcare, Ltd.	436	1,097
Astra Microwave Products, Ltd.	1,309	4,331
Astral, Ltd.	957	26,959
AstraZeneca Pharma India, Ltd.	12	432
Atul, Ltd.	656	76,830
*AU Small Finance Bank, Ltd.	807	14,675
Aurobindo Pharma, Ltd.	4,809	39,574
Automotive Axles, Ltd.	12	253
Avanti Feeds, Ltd.	2,670	15,232
*Avenue Supermarts, Ltd.	300	15,479
*Axis Bank, Ltd.	22,777	217,095
Bajaj Auto, Ltd.	750	36,592
Bajaj Consumer Care, Ltd.	340	746
Bajaj Finserv, Ltd.	125	24,383
*Bajaj Hindusthan Sugar, Ltd.	42,979	9,642
Balaji Amines, Ltd.	160	6,764
Balkrishna Industries, Ltd.	1,587	44,515
Balmer Lawrie & Co., Ltd.	212	331
Balrampur Chini Mills, Ltd.	7,472	43,312
Bandhan Bank, Ltd.	4,703	20,573
*Bank of Baroda	15,733	23,236
*Bank of India	1,516	955
*Bank of Maharashtra	1,448	340
Bannari Amman Sugars, Ltd.	12	419
BASF India, Ltd.	32	1,128
Bayer CropScience, Ltd.	40	2,433
BEML, Ltd.	921	19,998
Berger Paints India, Ltd.	4,486	42,133
*BF Utilities, Ltd.	32	160
Bharat Bijlee, Ltd.	8	179
Bharat Dynamics, Ltd.	311	3,044
Bharat Electronics, Ltd.	12,607	39,342
Bharat Forge, Ltd.	384	3,525
*Bharat Heavy Electricals, Ltd.	1,780	1,226
Bharat Petroleum Corp., Ltd.	8,312	39,427
Bharat Rasayan, Ltd.	4	726
*Bharti Airtel, Ltd.	24,105	233,033
*Biocon, Ltd.	3,202	15,433
Birla Corp., Ltd.	2,476	35,242
Birlasoft, Ltd.	4,662	25,243
*Black Box, Ltd.	20	207

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
Blue Dart Express, Ltd.	8	$716
Blue Star, Ltd.	750	11,149
Bodal Chemicals, Ltd.	180	260
Bombay Burmah Trading Co.	104	1,365
*Bombay Dyeing & Manufacturing Co., Ltd.	445	723
*Borosil Renewables, Ltd.	120	1,107
Borosil, Ltd.	44	196
Bosch, Ltd.	50	9,479
Brigade Enterprises, Ltd.	2,630	15,682
Britannia Industries, Ltd.	128	5,491
*Camlin Fine Sciences, Ltd.	380	604
*Canara Bank	6,545	19,663
*Capacit’e Infraprojects, Ltd.	120	216
Caplin Point Laboratories, Ltd.	68	627
Carborundum Universal, Ltd.	296	2,969
Care Ratings, Ltd.	68	409
Castrol India, Ltd.	23,140	32,723
CCL Products India, Ltd.	260	1,388
Ceat, Ltd.	96	1,413
*Central Bank of India, Ltd.	1,920	471
Central Depository Services India, Ltd.	124	2,238
Century Enka, Ltd.	44	340
Century Plyboards India, Ltd.	152	1,263
Century Textiles & Industries, Ltd.	1,301	14,225
Cera Sanitaryware, Ltd.	246	13,422
CESC, Ltd.	7,603	8,519
*CG Power & Industrial Solutions, Ltd.	8,836	22,875
Chambal Fertilisers and Chemicals, Ltd.	4,590	27,474
*Chennai Petroleum Corp., Ltd.	495	1,808
Cholamandalam Financial Holdings, Ltd.	344	2,921
Cigniti Technologies, Ltd.	44	251
Cipla, Ltd.	5,125	65,783
City Union Bank, Ltd.	4,170	7,479
Clariant Chemicals India, Ltd.	32	205
Coal India, Ltd.	1,340	3,205
Cochin Shipyard, Ltd.	120	525
Coforge, Ltd.	435	23,901
Colgate-Palmolive India, Ltd.	216	4,675
Computer Age Management Services, Ltd.	807	26,164
Container Corp. p of India, Ltd.	1,778	15,035
Coromandel International, Ltd.	412	4,821
Cosmo Films, Ltd.	2,096	52,005
CRISIL, Ltd.	40	1,928
Crompton Greaves Consumer Electricals, Ltd.	14,037	70,660
*CSB Bank, Ltd.	224	628
Cummins India, Ltd.	1,843	24,844
Cyient, Ltd.	3,138	36,336
*D B Realty, Ltd.	200	232
Dabur India, Ltd.	3,218	23,435
Dalmia Bharat Sugar & Industries, Ltd.	52	319
Dalmia Bharat, Ltd.	1,666	33,109
DB Corp., Ltd.	188	225
*DCB Bank, Ltd.	988	1,035
DCM Shriram, Ltd.	84	1,303
Deepak Fertilisers & Petrochemicals Corp., Ltd.	6,257	55,234

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
Deepak Nitrite, Ltd.	120	$3,652
Delta Corp., Ltd.	5,948	20,701
Dhampur Sugar Mills, Ltd.	3,621	24,727
Dhanuka Agritech, Ltd.	40	374
Dilip Buildcon, Ltd.	132	455
*Dish TV India, Ltd.	24,042	5,158
*Dishman Carbogen Amcis, Ltd.	168	362
Divi’s Laboratories, Ltd.	675	39,783
Dixon Technologies India, Ltd.	84	4,831
DLF, Ltd.	2,775	13,499
Dollar Industries, Ltd.	40	304
Dr Lal PathLabs, Ltd.	1,348	45,849
Dr Reddy’s Laboratories, Ltd., Sponsored ADR	2,598	139,461
*Dredging Corp. of India, Ltd.	68	309
Dwarikesh Sugar Industries, Ltd.	340	567
*Dynamatic Technologies, Ltd.	8	240
eClerx Services, Ltd.	56	1,764
Eicher Motors, Ltd.	756	26,014
EID Parry India, Ltd.	312	2,167
*EIH Associated Hotels	28	171
*EIH, Ltd.	412	865
Electrosteel Castings, Ltd.	1,000	498
Elgi Equipments, Ltd.	3,180	14,425
Emami, Ltd.	6,034	38,816
Endurance Technologies, Ltd.	820	13,079
Engineers India, Ltd.	1,104	930
EPL, Ltd.	440	971
*Equitas Small Finance Bank, Ltd.	908	649
Eris Lifesciences, Ltd.	96	855
ESAB India, Ltd.	12	523
Escorts, Ltd.	1,617	34,582
*Eveready Industries India, Ltd.	1,342	5,649
Everest Industries, Ltd.	24	183
Everest Kanto Cylinder, Ltd.	152	391
Excel Industries, Ltd.	16	305
Exide Industries, Ltd.	3,675	7,365
*FDC, Ltd.	188	662
Federal Bank, Ltd.	41,492	52,108
FIEM Industries, Ltd.	20	253
Filatex India, Ltd.	4,346	6,712
Fine Organic Industries, Ltd.	16	939
Finolex Cables, Ltd.	220	1,155
Finolex Industries, Ltd.	1,080	2,207
Firstsource Solutions, Ltd.	980	1,603
Force Motors, Ltd.	16	251
*Fortis Healthcare, Ltd.	11,048	38,610
*Future Consumer, Ltd.	3,716	109
Gabriel India, Ltd.	228	357
GAIL India, Ltd.	23,596	49,126
Galaxy Surfactants, Ltd.	32	1,221
*Ganesh Housing Corp., Ltd.	36	145
Garden Reach Shipbuilders & Engineers, Ltd.	76	282
Garware Technical Fibres, Ltd.	28	1,117
*Gati, Ltd.	124	279
*GE T&D India, Ltd.	152	252
*General Insurance Corp. of India	308	524

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
Genus Power Infrastructures, Ltd.	220	$298
Geojit Financial Services, Ltd.	216	186
GHCL, Ltd.	8,688	70,380
Gillette India, Ltd.	16	1,102
GlaxoSmithKline Pharmaceuticals, Ltd.	88	1,809
Glenmark Pharmaceuticals, Ltd.	4,881	28,066
*GMR Infrastructure, Ltd.	36,286	17,872
Godawari Power and Ispat, Ltd.	772	4,231
Godfrey Phillips India, Ltd.	56	890
Godrej Agrovet, Ltd.	152	1,084
*Godrej Consumer Products, Ltd.	2,582	26,427
*Godrej Industries, Ltd.	908	5,848
*Godrej Properties, Ltd.	575	11,835
Goodyear India, Ltd.	20	237
Granules India, Ltd.	8,714	32,124
Graphite India, Ltd.	7,982	55,237
Grasim Industries, Ltd.	2,632	58,268
Grauer & Weil India, Ltd.	236	224
Gravita India, Ltd.	32	130
Great Eastern Shipping Co., Ltd. (The)	1,804	9,145
Greaves Cotton, Ltd.	2,243	4,861
Greenlam Industries, Ltd.	92	425
Greenpanel Industries, Ltd.	156	1,235
Greenply Industries, Ltd.	164	453
Grindwell Norton, Ltd.	564	12,638
Gujarat Alkalies & Chemicals, Ltd.	2,692	35,005
Gujarat Ambuja Exports, Ltd.	2,443	10,593
Gujarat Fluorochemicals, Ltd.	28	1,027
Gujarat Gas, Ltd.	1,378	8,696
Gujarat Industries Power Co., Ltd.	108	133
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	1,590	17,213
Gujarat Pipavav Port, Ltd.	972	1,108
Gujarat State Petronet, Ltd.	7,731	26,492
Gulf Oil Lubricants India, Ltd.	60	335
*Hathway Cable & Datacom, Ltd.	15,922	4,187
Hatsun Agro Product, Ltd.	152	2,102
Havells India, Ltd.	1,322	22,686
HBL Power Systems, Ltd.	300	342
HCL Technologies, Ltd.	13,451	189,907
HDFC Asset Management Co., Ltd.	832	22,222
HDFC Bank, Ltd.	13,208	239,236
HDFC Life Insurance Co., Ltd.	1,128	8,594
*HealthCare Global Enterprises, Ltd.	52	192
HEG, Ltd.	24	387
HeidelbergCement India, Ltd.	232	612
Heritage Foods, Ltd.	76	312
Hero MotoCorp, Ltd.	1,850	60,664
Hester Biosciences, Ltd.	12	410
HFCL, Ltd.	10,924	10,604
HG Infra Engineering, Ltd.	2,214	18,035
Hikal, Ltd.	104	541
HIL, Ltd.	24	1,205
Himadri Speciality Chemical, Ltd.	712	645
Himatsingka Seide, Ltd.	196	380
Hindalco Industries, Ltd.	19,091	120,539

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
Hinduja Global Solutions, Ltd.	132	$1,767
Hindustan Aeronautics, Ltd.	678	14,148
*Hindustan Construction Co., Ltd.	1,972	409
Hindustan Copper, Ltd.	17,356	25,724
*Hindustan Oil Exploration Co., Ltd.	682	1,808
Hindustan Petroleum Corp., Ltd.	5,110	18,069
Hindustan Unilever, Ltd.	5,318	155,475
Hle Glascoat, Ltd.	4	243
Honda India Power Products, Ltd.	12	225
Honeywell Automation India, Ltd.	25	13,120
HSIL, Ltd.	80	334
Huhtamaki India, Ltd.	88	228
I G Petrochemicals, Ltd.	60	594
ICICI Bank, Ltd., Sponsored ADR	11,724	223,225
ICICI Lombard General Insurance Co., Ltd.	1,675	28,052
ICICI Prudential Life Insurance Co., Ltd.	136	935
ICRA, Ltd.	4	214
*IDFC First Bank, Ltd.	95,201	49,193
IDFC, Ltd.	76,178	56,902
*IFB Industries, Ltd.	24	302
IIFL Securities, Ltd.	428	500
India Cements, Ltd. (The)	448	1,212
India Glycols, Ltd.	40	507
*Indiabulls Real Estate, Ltd.	696	813
Indian Bank	676	1,446
Indian Energy Exchange, Ltd.	14,568	40,888
Indian Hotels Co., Ltd.	3,560	11,945
Indian Metals & Ferro Alloys, Ltd.	44	235
Indian Oil Corp., Ltd.	10,196	16,806
*Indian Overseas Bank	2,128	508
Indian Railway Catering & Tourism Corp., Ltd.	754	7,358
Indo Count Industries, Ltd.	340	693
Indoco Remedies, Ltd.	104	517
Indraprastha Gas, Ltd.	6,181	28,494
*Indus Towers, Ltd.	11,081	30,296
IndusInd Bank, Ltd.	2,125	27,202
Infibeam Avenues, Ltd.	2,144	508
Info Edge India, Ltd.	575	34,987
Infosys, Ltd.	30,623	627,963
Ingersoll Rand India, Ltd.	20	445
*Inox Wind, Ltd.	204	290
*Insecticides India, Ltd.	20	188
*Intellect Design Arena, Ltd.	176	1,821
*InterGlobe Aviation, Ltd.	735	17,866
IOL Chemicals and Pharmaceuticals, Ltd.	479	2,870
Ipca Laboratories, Ltd.	4,695	62,140
*IRB Infrastructure Developers, Ltd.	1,167	3,604
IRCON International, Ltd.	764	413
ITC, Ltd.	4,524	15,361
ITD Cementation India, Ltd.	248	221
*ITI, Ltd.	244	321
J Kumar Infraprojects, Ltd.	116	326
*Jagran Prakashan, Ltd.	292	256
Jai Corp., Ltd.	152	284
*Jaiprakash Associates, Ltd.	3,796	462
*Jaiprakash Power Ventures, Ltd.	129,581	12,544

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
*Jammu & Kashmir Bank, Ltd. (The)	872	$352
Jamna Auto Industries, Ltd.	15,526	22,403
JB Chemicals & Pharmaceuticals, Ltd.	100	2,249
*JBM Auto, Ltd.	68	451
Jindal Poly Films, Ltd.	80	1,168
Jindal Saw, Ltd.	644	778
*Jindal Stainless Hisar, Ltd.	416	1,947
*Jindal Stainless, Ltd.	21,816	52,198
Jindal Steel & Power, Ltd.	10,401	73,481
JK Cement, Ltd.	609	21,089
JK Lakshmi Cement, Ltd.	256	1,481
JK Paper, Ltd.	316	1,480
JK Tyre & Industries, Ltd.	412	692
JMC Projects India, Ltd.	200	218
*Johnson Controls-Hitachi Air Conditioning India, Ltd.	16	412
JSW Energy, Ltd.	1,203	4,999
JSW Steel, Ltd.	10,763	102,382
JTEKT India, Ltd.	196	205
Jubilant Foodworks, Ltd.	11,674	83,383
Jubilant Ingrevia, Ltd.	168	1,106
Jubilant Pharmova, Ltd.	2,544	15,696
Jyothy Labs, Ltd.	460	929
Kajaria Ceramics, Ltd.	2,038	27,554
Kalpataru Power Transmission, Ltd.	292	1,375
Kalyani Steels, Ltd.	116	474
Kansai Nerolac Paints, Ltd.	376	2,310
Karnataka Bank, Ltd. (The)	900	739
Karur Vysya Bank, Ltd. (The)	34,742	22,202
Kaveri Seed Co., Ltd.	76	536
KCP, Ltd. (The)	280	425
KEC International, Ltd.	6,308	32,789
KEI Industries, Ltd.	3,153	49,793
Kennametal India, Ltd.	16	401
*Kesoram Industries, Ltd.	612	484
*Kiri Industries, Ltd.	116	755
Kirloskar Brothers, Ltd.	84	357
Kirloskar Ferrous Industries, Ltd.	224	725
Kirloskar Oil Engines, Ltd.	200	425
Kitex Garments, Ltd.	72	246
KNR Constructions, Ltd.	552	1,952
*Kolte-Patil Developers, Ltd.	72	256
Kotak Mahindra Bank, Ltd.	5,037	117,997
Kovai Medical Center and Hospital	20	437
KPIT Technologies, Ltd.	2,546	18,447
*KPR Mill, Ltd.	1,563	12,886
KRBL, Ltd.	1,656	5,182
KSB, Ltd.	40	699
L&T Technology Services, Ltd.	175	9,367
LA Opala RG, Ltd.	76	303
Lakshmi Machine Works, Ltd.	4	491
Larsen & Toubro Infotech, Ltd.	572	36,209
Larsen & Toubro, Ltd.	4,603	102,026
Laurus Labs, Ltd.	8,021	61,210
*Lemon Tree Hotels, Ltd.	1,495	1,299
LG Balakrishnan & Bros, Ltd.	100	864

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
LT Foods, Ltd.	572	$653
Lumax Auto Technologies, Ltd.	128	308
Lupin, Ltd.	572	5,572
Mahanagar Gas, Ltd.	712	7,165
Maharashtra Seamless, Ltd.	80	618
Mahindra & Mahindra, Ltd.	5,807	70,048
Mahindra CIE Automotive, Ltd.	416	1,204
*Mahindra Holidays & Resorts India, Ltd.	2,870	9,585
Mahindra Logistics, Ltd.	84	567
Maithan Alloys, Ltd.	32	550
Man Infraconstruction, Ltd.	252	343
Mangalam Cement, Ltd.	52	257
*Mangalore Refinery & Petrochemicals, Ltd.	2,272	2,192
Marico, Ltd.	13,424	91,615
Marksans Pharma, Ltd.	800	563
Maruti Suzuki India, Ltd.	625	63,101
Mastek, Ltd.	499	18,364
*Max Healthcare Institute, Ltd.	1,328	7,190
*Max Ventures & Industries, Ltd.	108	154
Mayur Uniquoters, Ltd.	60	293
Mazagon Dock Shipbuilders, Ltd.	100	393
Metropolis Healthcare, Ltd.	722	22,647
Minda Corp., Ltd.	1,294	4,196
Minda Industries, Ltd.	3,529	42,228
Mindtree, Ltd.	112	5,204
*Mirza International, Ltd.	759	2,105
Mishra Dhatu Nigam, Ltd.	168	423
MM Forgings, Ltd.	32	373
Monte Carlo Fashions, Ltd.	52	381
*Morepen Laboratories, Ltd.	992	631
Motherson Sumi Systems, Ltd.	14,466	26,039
Motilal Oswal Financial Services, Ltd.	1,041	12,309
Mphasis, Ltd.	1,501	55,828
MRF, Ltd.	47	44,717
MSTC, Ltd.	60	265
Mukand, Ltd.	76	133
Multi Commodity Exchange of India, Ltd.	459	8,588
Nahar Spinning Mills, Ltd.	36	245
*Narayana Hrudayalaya, Ltd.	188	1,722
Natco Pharma, Ltd.	240	2,470
National Aluminium Co., Ltd.	34,495	47,404
*National Fertilizers, Ltd.	248	191
Nava Bharat Ventures, Ltd.	316	682
Navneet Education, Ltd.	224	301
NBCC India, Ltd.	1,888	936
NCC, Ltd.	1,276	1,144
NCL Industries, Ltd.	100	246
*NELCO, Ltd.	20	172
Neogen Chemicals, Ltd.	24	486
NESCO, Ltd.	56	421
Nestle India, Ltd.	401	96,157
*Network18 Media & Investments, Ltd.	5,535	6,241
Neuland Laboratories, Ltd.	28	485
Newgen Software Technologies, Ltd.	96	588
NHPC, Ltd.	16,092	6,989
Nilkamal, Ltd.	20	531

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
NLC India, Ltd.	560	$599
NMDC, Ltd.	5,877	12,351
NOCIL, Ltd.	6,594	19,564
NRB Bearings, Ltd.	200	319
NTPC, Ltd.	36,695	74,981
*Oberoi Realty, Ltd.	924	11,607
Oil & Natural Gas Corp., Ltd.	13,667	28,687
Oil India, Ltd.	3,517	10,511
*Omaxe, Ltd.	136	177
OnMobile Global, Ltd.	124	266
Oracle Financial Services Software, Ltd.	348	16,212
Orient Cement, Ltd.	520	938
Orient Electric, Ltd.	340	1,466
Orient Paper & Industries, Ltd.	440	186
Oriental Aromatics, Ltd.	28	253
Oriental Carbon & Chemicals, Ltd.	32	370
*Oriental Hotels, Ltd.	156	132
Page Industries, Ltd.	8	4,770
Panama Petrochem, Ltd.	92	423
*Patel Engineering, Ltd.	616	208
*PC Jeweller, Ltd.	624	180
PCBL, Ltd.	692	1,003
Persistent Systems, Ltd.	84	4,748
Petronet LNG, Ltd.	18,619	49,664
Pfizer, Ltd.	32	1,836
Phoenix Mills, Ltd. (The)	1,268	18,022
PI Industries, Ltd.	772	28,762
Pidilite Industries, Ltd.	782	24,794
PNC Infratech, Ltd.	2,156	7,232
Poly Medicure, Ltd.	56	639
Polyplex Corp., Ltd.	44	1,573
Power Grid Corp. p of India, Ltd.	17,032	50,745
*Power Mech Projects, Ltd.	16	194
Praj Industries, Ltd.	320	1,711
*Prakash Industries, Ltd.	372	370
Prataap Snacks, Ltd.	20	181
Prestige Estates Projects, Ltd.	2,341	14,536
*Pricol, Ltd.	9,867	17,651
*Prime Focus, Ltd.	168	170
Prince Pipes & Fittings, Ltd.	80	695
*Prism Johnson, Ltd.	436	651
Privi Speciality Chemicals, Ltd.	20	511
Procter & Gamble Health, Ltd.	20	1,161
PSP Projects, Ltd.	32	225
*Punjab National Bank	2,824	1,297
Quess Corp., Ltd.	2,266	21,019
Radico Khaitan, Ltd.	1,797	21,154
Rain Industries, Ltd.	736	1,651
Rajesh Exports, Ltd.	1,062	8,739
Rallis India, Ltd.	240	736
*Ramco Cements Ltd. (The)	5,844	60,755
*Ramco Systems, Ltd.	24	97
*Ramkrishna Forgings, Ltd.	256	633
*Rane Holdings, Ltd.	24	196
Rashtriya Chemicals & Fertilizers, Ltd.	600	786

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
Ratnamani Metals & Tubes, Ltd.	40	$1,230
*RattanIndia Power, Ltd.	2,652	187
*Raymond, Ltd.	88	956
*RBL Bank, Ltd.	1,424	2,239
Redington India, Ltd.	14,217	28,483
Relaxo Footwears, Ltd.	1,510	21,365
Reliance Industries, Ltd., GDR	5,809	421,733
*Reliance Infrastructure, Ltd.	460	743
*Reliance Power, Ltd.	47,709	8,894
Rico Auto Industries, Ltd.	384	189
RITES, Ltd.	168	590
Route Mobile, Ltd.	882	18,903
*RPSG Ventures, Ltd.	36	278
*RSWM, Ltd.	48	317
Rupa & Co., Ltd.	124	857
Sagar Cements, Ltd.	136	413
Sandhar Technologies, Ltd.	72	240
Sangam India, Ltd.	100	503
Sanofi India, Ltd.	132	12,044
Sarda Energy & Minerals, Ltd.	44	694
Sasken Technologies, Ltd.	24	260
*Satin Creditcare Network, Ltd.	176	281
Savita Oil Technologies, Ltd.	20	300
SBI Life Insurance Co., Ltd.	1,435	20,753
Schaeffler India, Ltd.	72	2,173
*Schneider Electric Infrastructure, Ltd.	104	187
*SEAMEC, Ltd.	16	227
*SEPC, Ltd.	1,672	194
Sequent Scientific, Ltd.	1,810	3,230
Seshasayee Paper & Boards, Ltd.	116	307
SH Kelkar & Co., Ltd.	220	447
Shakti Pumps India, Ltd.	36	250
*Shankara Building Products, Ltd.	24	238
Sharda Cropchem, Ltd.	80	651
Sharda Motor Industries, Ltd.	32	323
*Sheela Foam, Ltd.	32	1,472
Shilpa Medicare, Ltd.	560	3,343
Shipping Corp. of India, Ltd.	18,313	31,994
Shree Cement, Ltd.	12	4,069
*Shree Renuka Sugars, Ltd.	7,957	5,600
Siemens, Ltd.	375	11,142
*Sintex Plastics Technology, Ltd.	1,860	169
*SIS, Ltd.	128	849
Siyaram Silk Mills, Ltd.	52	450
SKF India, Ltd.	352	15,492
Sobha, Ltd.	409	3,470
Solar Industries India, Ltd.	60	2,167
Solara Active Pharma Sciences, Ltd.	44	368
*Somany Ceramics, Ltd.	72	602
Somany Home Innovation, Ltd.	84	375
Sonata Software, Ltd.	172	1,692
*South Indian Bank, Ltd. (The)	6,148	639
SRF, Ltd.	1,772	58,246
*Star Cement, Ltd.	368	441
State Bank of India, GDR	1,350	87,075
Steel Authority of India, Ltd.	3,048	3,858

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
Sterlite Technologies, Ltd.	4,968	$12,553
Strides Pharma Science, Ltd.	3,248	13,945
Stylam Industries, Ltd.	16	218
Subex, Ltd.	18,848	8,741
Subros, Ltd.	76	333
Sudarshan Chemical Industries	136	930
Sun Pharmaceutical Industries, Ltd.	5,599	68,019
Sun TV Network, Ltd.	1,744	11,007
Sundaram-Clayton, Ltd.	24	1,197
Sundram Fasteners, Ltd.	276	2,908
*Sunflag Iron & Steel Co.	180	285
Sunteck Realty, Ltd.	2,467	15,531
Suprajit Engineering, Ltd.	196	909
Supreme Industries, Ltd.	874	22,260
Surya Roshni, Ltd.	72	412
Sutlej Textiles and Industries, Ltd.	440	451
Suven Pharmaceuticals, Ltd.	232	1,832
*Suzlon Energy, Ltd.	112,223	14,681
Swaraj Engines, Ltd.	16	317
Symphony, Ltd.	742	10,995
*Syngene International, Ltd.	5,075	41,623
Tamil Nadu Newsprint & Papers, Ltd.	112	309
Tamilnadu Petroproducts, Ltd.	196	310
Tanla Platforms, Ltd.	1,118	20,734
Tata Chemicals, Ltd.	3,504	43,095
*Tata Coffee, Ltd.	1,069	3,096
Tata Communications, Ltd.	1,203	17,224
Tata Consultancy Services, Ltd.	5,053	234,444
Tata Consumer Products, Ltd.	1,450	15,625
Tata Elxsi, Ltd.	649	65,764
*Tata Motors, Ltd., Sponsored ADR	4,228	119,272
Tata Power Co., Ltd. (The)	1,248	3,957
Tata Steel Long Products, Ltd.	24	225
Tata Steel, Ltd.	3,978	66,144
*Tata Teleservices Maharashtra, Ltd.	628	1,148
TCI Express, Ltd.	28	684
TD Power Systems, Ltd.	48	219
Tech Mahindra, Ltd.	5,711	94,060
Techno Electric & Engineering Co., Ltd.	200	757
Texmaco Rail & Engineering, Ltd.	712	474
Thirumalai Chemicals, Ltd.	2,770	10,240
*Thomas Cook India, Ltd.	368	367
Thyrocare Technologies, Ltd.	286	3,034
Tide Water Oil Co. India, Ltd.	20	301
Time Technoplast, Ltd.	396	499
Timken India, Ltd.	44	1,142
Tinplate Co. of India, Ltd. (The)	108	575
*Titagarh Wagons, Ltd.	196	267
Titan Co., Ltd.	1,828	58,784
Torrent Pharmaceuticals, Ltd.	128	4,712
Torrent Power, Ltd.	340	2,371
Transport Corp. p of India, Ltd.	76	699
Trent, Ltd.	321	5,158
Trident, Ltd.	2,960	2,019
Triveni Engineering & Industries, Ltd.	208	872

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDIA (Continued)
TTK Prestige, Ltd.	120	$1,333
Tube Investments of India, Ltd.	188	4,588
TV Today Network, Ltd.	108	570
*TV18 Broadcast, Ltd.	8,742	6,135
TVS Motor Co., Ltd.	2,981	25,537
TVS Srichakra, Ltd.	16	356
Uflex, Ltd.	108	937
Ugar Sugar Works, Ltd.	168	152
*Ujjivan Small Finance Bank, Ltd.	920	210
UltraTech Cement, Ltd.	550	47,704
Unichem Laboratories, Ltd.	104	368
*Union Bank of India, Ltd.	2,764	1,378
United Breweries, Ltd.	350	7,261
*United Spirits, Ltd.	2,253	25,431
UPL, Ltd.	7,695	82,836
*Usha Martin, Ltd.	1,967	3,897
UTI Asset Management Co., Ltd.	1,128	11,685
*VA Tech Wabag, Ltd.	892	3,397
Vaibhav Global, Ltd.	144	882
Vakrangee, Ltd.	17,617	8,043
*Valiant Organics, Ltd.	40	466
Vardhman Textiles, Ltd.	1,707	9,742
*Varroc Engineering, Ltd.	1,873	10,890
Varun Beverages, Ltd.	260	3,685
Vedanta, Ltd.	16,238	86,742
Venky’s India, Ltd.	16	450
Vesuvius India, Ltd.	28	371
V-Guard Industries, Ltd.	504	1,395
Vimta Labs, Ltd.	40	182
Vinati Organics, Ltd.	834	22,897
Vindhya Telelinks, Ltd.	20	282
Visaka Industries, Ltd.	36	270
*Vodafone Idea, Ltd.	122,588	15,235
Voltamp Transformers, Ltd.	16	393
Voltas, Ltd.	1,984	32,742
VRL Logistics, Ltd.	720	5,362
VST Industries, Ltd.	12	506
VST Tillers Tractors, Ltd.	12	439
Welspun Corp., Ltd.	2,477	6,654
Welspun Enterprises, Ltd.	220	256
Welspun India, Ltd.	11,944	12,984
West Coast Paper Mills, Ltd.	172	784
*Westlife Development, Ltd.	124	773
Wheels India, Ltd.	36	295
Wipro, Ltd.	1,800	11,981
*Wockhardt, Ltd.	140	505
*Wonderla Holidays, Ltd.	56	174
Zee Entertainment Enterprises, Ltd.	19,736	64,068
*Zee Media Corp., Ltd.	12,326	3,459
Zensar Technologies, Ltd.	2,028	8,572
Zydus Lifesciences, Ltd.	3,883	17,885
Zydus Wellnes, Ltd.	40	894

TOTAL INDIA		10,040,122

INDONESIA (2.0%)
*ABM Investama Tbk PT	2,000	381

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDONESIA (Continued)
Ace Hardware Indonesia TBK PT	18,400	$1,326
Adaro Energy Indonesia TBK PT	402,900	92,825
*Adhi Karya Persero TBK PT	5,800	288
*Adi Sarana Armada TBK PT	2,500	440
AKR Corporindo TBK PT	22,000	1,624
*Alam Sutera Realty TBK PT	51,600	566
*Aneka Tambang TBK	9,100	1,632
Arwana Citramulia TBK PT	9,800	706
Astra Agro Lestari TBK PT	1,800	1,552
Astra International TBK PT	161,100	84,178
Astra Otoparts TBK PT	3,000	237
Bank BTPN Syariah TBK PT	6,900	1,642
*Bank Bukopin TBK PT	70,800	1,045
*Bank Capital Indonesia TBK PT	30,100	359
Bank Central Asia TBK PT	228,800	128,233
*Bank Jago TBK PT	700	563
Bank Mandiri Persero TBK PT	78,200	48,278
*Bank Mayapada International TBK PT	4,500	182
Bank Maybank Indonesia TBK PT	14,900	290
*Bank MNC Internasional TBK PT	26,500	278
*Bank Nationalnobu TBK PT	4,800	194
Bank Negara Indonesia Persero TBK PT	4,100	2,609
*Bank Pan Indonesia TBK PT	19,500	1,359
Bank Pembangunan Daerah Jawa Barat Dan Banten TBK PT	10,100	1,028
Bank Pembangunan Daerah Jawa Timur TBK PT	11,500	631
Bank Rakyat Indonesia Persero TBK PT	133,500	44,847
*Bank Syariah Indonesia TBK PT	21,500	2,343
Bank Tabungan Negara Persero TBK PT	13,500	1,718
Barito Pacific TBK PT	20,100	1,178
BISI International TBK PT	7,000	695
Blue Bird TBK PT	2,700	253
*Buana Lintas Lautan TBK PT	46,100	502
*Bukit Asam TBK PT	8,000	2,108
*Bumi Serpong Damai TBK PT	20,700	1,378
*Centratama Telekomunikasi Indonesia TBK PT	8,900	127
Charoen Pokphand Indonesia TBK PT	25,700	9,130
Cikarang Listrindo TBK PT	4,300	205
Ciputra Development TBK PT	275,000	20,202
*Delta Dunia Makmur TBK PT	17,000	639
Dharma Satya Nusantara TBK PT	12,000	501
*Elang Mahkota Teknologi TBK PT	176,800	36,465
Elnusa TBK PT	10,900	220
Erajaya Swasembada TBK PT	30,500	1,105
Gajah Tunggal TBK PT	4,700	211
Garudafood Putra Putri Jaya TBK PT	36,600	1,389
Gudang Garam TBK PT	1,000	2,118
Hexindo Adiperkasa TBK PT	2,000	838
Impack Pratama Industri TBK PT	1,200	313
Indah Kiat Pulp & Paper TBK PT	5,800	3,031
*Indika Energy TBK PT	113,900	21,135
Indo Tambangraya Megah TBK PT	81,800	160,248
Indocement Tunggal Prakarsa TBK PT	2,100	1,517
Indofood CBP Sukses Makmur TBK PT	2,400	1,262
Indofood Sukses Makmur TBK PT	360,500	156,663

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDONESIA (Continued)
Indomobil Sukses Internasional TBK PT	4,900	$252
Indosat TBK PT	2,200	1,062
Industri Jamu Dan Farmasi Sido Muncul TBK PT	13,600	882
Integra Indocabinet TBK PT	10,700	517
Japfa Comfeed Indonesia TBK PT	15,700	1,570
*Jasa Marga Persero TBK PT	3,900	1,084
Kalbe Farma TBK PT	587,800	66,496
*Kawasan Industri Jababeka TBK PT	13,200	155
*Krakatau Steel Persero TBK PT	14,800	388
Link Net TBK PT	3,700	1,172
*Lippo Karawaci TBK PT	96,300	824
*Mahkota Group TBK PT	2,900	179
*Map Aktif Adiperkasa PT	2,600	553
Matahari Department Store TBK PT	3,000	1,200
*Matahari Putra Prima TBK PT	11,800	260
Mayora Indah TBK PT	7,800	942
*Medco Energi Internasional TBK PT	33,500	1,271
Media Nusantara Citra TBK PT	26,100	1,809
Medikaloka Hermina TBK PT	12,500	1,207
*Mega Manunggal Property TBK PT	11,100	448
*Merdeka Copper Gold TBK PT	147,100	53,779
Metrodata Electronics TBK PT	8,400	414
*Mitra Adiperkasa TBK PT	21,700	1,347
Mitra Keluarga Karyasehat TBK PT	4,200	733
MNC Digital Entertainment TBK PT	500	195
*MNC Kapital Indonesia TBK PT	31,700	459
*MNC Vision Networks TBK PT	64,700	455
Nippon Indosari Corpindo TBK PT	2,800	249
Pabrik Kertas Tjiwi Kimia TBK PT	3,900	1,776
*Pacific Strategic Financial TBK PT	4,200	317
*Pakuwon Jati TBK PT	48,000	1,854
Panin Sekuritas TBK PT	1,400	142
*Paninvest TBK PT	4,700	233
*Perusahaan Gas Negara TBK PT	53,100	5,311
Perusahaan Perkebunan London Sumatra Indonesia TBK PT	10,600	1,009
*Pollux Properties Indonesia TBK PT	2,400	76
*PP Persero TBK PT	9,700	626
Puradelta Lestari TBK PT	37,000	444
*Ramayana Lestari Sentosa TBK PT	6,600	305
Resource Alam Indonesia TBK PT	4,100	135
Salim Ivomas Pratama TBK PT	11,600	404
*Sampoerna Agro TBK PT	1,700	262
Samudera Indonesia TBK PT	6,500	897
Sarana Menara Nusantara TBK PT	26,300	1,832
Sariguna Primatirta TBK PT	8,100	248
Sawit Sumbermas Sarana TBK PT	14,000	1,028
Selamat Sempurna TBK PT	6,700	721
*Semen Baturaja Persero TBK PT	7,800	274
Semen Indonesia Persero TBK PT	6,400	2,825
Siloam International Hospitals TBK PT	5,200	373
Steel Pipe Industry of Indonesia PT	9,300	207
Sumber Alfaria Trijaya TBK PT	28,300	3,338
*Summarecon Agung TBK PT	2,458,100	120,387
*Surya Citra Media TBK PT	46,900	822
*Surya Esa Perkasa TBK PT	11,700	1,001
*Surya Semesta Internusa TBK PT	14,400	375

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
INDONESIA (Continued)
Telkom Indonesia Persero TBK PT, Sponsored ADR	1,615	$51,389
Tempo Scan Pacific TBK PT	3,000	304
*Timah TBK PT	11,300	1,446
*Tower Bersama Infrastructure TBK PT	11,800	2,450
*Transcoal Pacific TBK PT	1,100	755
Trias Sentosa TBK PT	1,800	91
Tunas Baru Lampung TBK PT	9,200	505
Ultrajaya Milk Industry & Trading Co. TBK PT	7,100	762
Unilever Indonesia TBK PT	8,400	2,254
United Tractors TBK PT	3,400	7,100
Vale Indonesia TBK PT	2,600	1,309
*Waskita Karya Persero TBK PT	28,600	1,046
*Wijaya Karya Persero TBK PT	9,900	649
XL Axiata TBK PT	12,300	2,707

TOTAL INDONESIA		1,204,678

KOREA, REPUBLIC OF (14.1%)
*3S Korea Co., Ltd.	36	93
*Able C&C Co., Ltd.	12	73
ABOV Semiconductor Co., Ltd.	28	310
*Abpro Bio Co., Ltd.	320	216
ADTechnology Co., Ltd.	16	229
Advanced Nano Products Co., Ltd.	25	1,419
Advanced Process Systems Corp.	28	542
Aekyung Industrial Co., Ltd.	12	189
*AeroSpace Technology of Korea, Inc.	56	296
AfreecaTV Co., Ltd.	125	10,947
*Agabang&Company	60	218
Ahnlab, Inc.	22	1,822
*Air Busan Co., Ltd.	88	162
AJ Networks Co., Ltd.	56	296
*Ajin Industrial Co., Ltd.	1,150	2,815
AJINEXTEK Co., Ltd.	4	41
AK Holdings, Inc.	12	205
*Alpha Holdings, Inc.	64	148
*Alteogen, Inc.	8	369
*ALUKO Co., Ltd.	124	362
*Amicogen, Inc.	12	305
*Aminologics Co., Ltd.	48	92
*Amo Greentech Co., Ltd.	8	77
Amorepacific Corp.	327	47,123
AMOREPACIFIC Group	221	8,798
*Amotech Co., Ltd.	8	185
*Anam Electronics Co., Ltd.	148	280
*Ananti, Inc.	132	917
*Anterogen Co., Ltd.	12	233
*Apact Co., Ltd.	28	144
APS Holdings Corp.	12	127
APTC Co., Ltd.	36	599
*Aroot Co., Ltd.	420	172
Asia Cement Co., Ltd.	44	536
ASIA Holdings Co., Ltd.	4	505
Asia Pacific Satellite, Inc.	4	50
Asia Paper Manufacturing Co., Ltd.	16	568
*ASTORY Co., Ltd.	4	88

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Atec Co., Ltd.	16	$172
*A-Tech Solution Co., Ltd.	12	125
*ATON, Inc.	4	99
Autech Corp.	24	183
Avaco Co., Ltd.	24	206
Baiksan Co., Ltd.	24	240
*Barunson Entertainment & Arts Corp.	148	163
Bcworld Pharm Co., Ltd.	12	116
*Benoholdings, Inc.	28	106
BGF retail Co., Ltd.	78	11,240
BH Co., Ltd.	52	1,126
*BHI Co., Ltd.	16	74
*Binex Co., Ltd.	1,055	13,104
Binggrae Co., Ltd.	20	876
*Bioneer Corp.	485	11,797
*BioSmart Co., Ltd.	44	170
*Biotoxtech Co., Ltd.	8	50
BIT Computer Co., Ltd.	16	115
*BL Pharmtech Corp.	80	80
BNK Financial Group, Inc.	2,487	15,603
Boditech Med, Inc.	490	5,618
*Bohae Brewery Co., Ltd.	136	105
BoKwang Industry Co., Ltd.	36	235
Bolak Co., Ltd.	32	55
Bookook Securities Co., Ltd.	12	233
Boryung	60	626
*Bosung Power Technology Co., Ltd.	36	199
*Bubang Co., Ltd.	64	167
Bukwang Pharmaceutical Co., Ltd.	525	4,974
BusinessOn Communication Co., Ltd.	4	36
Byucksan Corp.	524	1,648
C&G Hi Tech Co., Ltd.	8	81
*Caelum Co., Ltd.	20	66
*Cafe24 Corp.	16	241
*CammSys Corp.	84	123
Camus Engineering & Construction, Inc.	76	155
*Capro Corp.	40	147
*Carelabs Co., Ltd.	16	113
Cell Biotech Co., Ltd.	8	105
Celltrion Healthcare Co., Ltd.	241	12,319
*Celltrion Pharm, Inc.	142	10,446
Celltrion, Inc.	500	70,064
*Cellumed Co., Ltd.	24	108
*CENTRAL MOTEK Co., Ltd.	8	114
*Chabiotech Co., Ltd.	1,204	18,022
Changhae Ethanol Co., Ltd.	20	228
Cheil Worldwide, Inc.	1,332	26,831
*Chemon, Inc.	20	46
Chemtronics Co., Ltd.	28	582
*Chemtros Co., Ltd.	24	185
*ChinHung International, Inc.	180	388
Chips&Media, Inc.	8	131
*Choa Pharmaceutical Co.	36	95
*Choil Aluminum Co., Ltd.	56	108
Chong Kun Dang Pharmaceutical Corp.	16	1,261
Chongkundang Holdings Corp.	8	441

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Choong Ang Vaccine Laboratory	8	$92
*CHOROKBAEM HEALTHCARE Co., Ltd.	244	246
Chunbo Co., Ltd.	22	4,896
CJ CheilJedang Corp.	125	39,610
CJ Corp.	36	2,494
CJ ENM Co., Ltd.	75	7,631
CJ Freshway Corp.	307	10,095
*CJ Logistics Corp.	20	1,959
*CJ Seafood Corp.	24	80
CKD Bio Corp.	8	227
Classys, Inc.	299	4,940
Clean & Science Co., Ltd.	4	49
CLIO Cosmetics Co., Ltd.	8	137
*CMG Pharmaceutical Co., Ltd.	80	207
*CoAsia Corp.	20	133
*Com2uS Holdings Corp.	25	1,702
*Comtec Systems Co., Ltd.	236	186
*ContentreeJoongAng Corp.	4	146
*Coreana Cosmetics Co., Ltd.	36	136
*Corentec Co., Ltd.	8	80
*COSMAX NBT, Inc.	28	146
Cosmax, Inc.	171	11,709
*Cosmecca Korea Co., Ltd.	12	149
*CosmoAM&T Co., Ltd.	780	34,839
*Cosmochemical Co., Ltd.	366	4,954
Coway Co., Ltd.	1,127	63,618
Cowintech Co., Ltd.	4	99
Creas F&C Co., Ltd.	8	256
*Creative & Innovative System	458	4,886
Creverse, Inc.	258	6,368
*CrystalGenomics, Inc.	72	293
*CS Bearing Co., Ltd.	4	55
CS Wind Corp.	20	952
*CTC BIO, Inc.	16	127
CTK Co., Ltd.	98	807
*CUBE ENTERTAINMENT, Inc.	8	109
Cuckoo Holdings Co., Ltd.	28	417
Cuckoo Homesys Co., Ltd.	132	3,689
*Curo Co., Ltd.	448	164
*CUROCOM Co., Ltd.	80	73
Cymechs, Inc.	16	241
*D&C Media Co., Ltd.	134	3,371
D.I Corp.	40	279
*DA Technology Co., Ltd.	48	172
Dae Hwa Pharmaceutical Co., Ltd.	16	107
Dae Won Kang Up Co., Ltd.	120	331
*Dae Young Packaging Co., Ltd.	72	132
*Dae Yu Co., Ltd.	24	114
*Daea TI Co., Ltd.	513	1,787
Daebongls Co., Ltd.	16	133
Daechang Co., Ltd.	208	351
*Daechang Solution Co., Ltd.	104	43
Daedong Corp.	2,303	27,229
Daeduck Electronics Co., Ltd.	1,587	38,664
Daehan New Pharm Co., Ltd.	24	248

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
*Daeho AL Co., Ltd.	36	$90
*Dae-Il Corp.	64	280
Daejoo Electronic Materials Co., Ltd.	12	798
Daejung Chemicals & Metals Co., Ltd.	8	132
Daelim B&Co Co., Ltd.	28	177
Daesang Corp.	1,069	21,618
Daesang Holdings Co., Ltd.	40	338
Daesung Energy Co., Ltd.	55	773
*Daesung Fine Tech Co., Ltd.	72	123
Daesung Holdings Co., Ltd.	25	1,188
*Daesung Industrial Co., Ltd.	60	262
*Daewon Cable Co., Ltd.	64	104
*Daewon Media Co., Ltd.	8	108
Daewon Pharmaceutical Co., Ltd.	1,366	19,794
*Daewoo Electronic Components Co., Ltd.	40	74
*Daewoo Engineering & Construction Co., Ltd.	587	3,164
Daewoong Co., Ltd.	28	670
Daewoong Pharmaceutical Co., Ltd.	130	18,941
Daihan Pharmaceutical Co., Ltd.	16	371
Daishin Securities Co., Ltd.	120	1,686
*Daiyang Metal Co., Ltd.	28	99
*Danal Co., Ltd.	653	5,012
Danawa Co., Ltd.	20	336
Daol Investment & Securities Co., Ltd.	2,536	9,530
*Dasan Networks, Inc.	40	213
Dawonsys Co., Ltd.	53	1,245
*Dayou Automotive Seat Technology Co., Ltd.	208	200
*Dayou Plus Co., Ltd.	92	90
DB Financial Investment Co., Ltd.	100	518
DB HiTek Co., Ltd.	60	3,234
DB Insurance Co., Ltd.	1,103	59,102
Dentium Co., Ltd.	16	870
Deutsch Motors, Inc.	537	4,810
Device ENG Co., Ltd.	12	223
*Dexter Studios Co., Ltd.	328	4,622
DGB Financial Group, Inc.	6,887	49,021
DI Dong Il Corp.	32	623
Digital Daesung Co., Ltd.	48	326
*DIO Corp.	12	327
DL Holdings Co., Ltd.	150	7,393
DMS Co., Ltd.	60	302
DNF Co., Ltd.	12	215
Dohwa Engineering Co., Ltd.	36	251
Dong-A Hwasung Co., Ltd.	24	217
Dong-A Socio Holdings Co., Ltd.	12	1,089
Dong-A ST Co., Ltd.	16	892
Dong-Ah Geological Engineering Co., Ltd.	24	388
*Dongbang Transport Logistics Co., Ltd.	104	283
Dongjin Semichem Co., Ltd.	1,525	46,260
Dongkoo Bio & Pharma Co., Ltd.	20	119
DongKook Pharmaceutical Co., Ltd.	794	14,224
Dongkuk Steel Mill Co., Ltd.	1,650	24,763
Dongkuk Structures & Construction Co., Ltd.	1,904	8,732
Dongsuh Cos., Inc.	110	2,347
Dongsung Finetec Co., Ltd.	588	5,618
*Dongwha Enterprise Co., Ltd.	17	1,117

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Dongwha Pharm Co., Ltd.	804	$8,130
Dongwon F&B Co., Ltd.	4	567
Dongwon Industries Co., Ltd.	49	9,734
Dongwon Systems Corp.	76	3,594
Dongwoon Anatech Co., Ltd.	12	58
*Dongyang Steel Pipe Co., Ltd.	112	126
Doosan Bobcat, Inc.	120	3,970
Doosan Co., Ltd.	33	2,359
*Doosan Enerbility	850	13,941
*Doosan Fuel Cell Co., Ltd.	194	5,383
DoubleUGames Co., Ltd.	199	7,890
Douzone Bizon Co., Ltd.	24	781
*Dream Security Co., Ltd.	84	276
Dreamtech Co., Ltd.	450	3,780
*Dreamus Co.	24	86
*DRTECH Corp.	60	77
*DSC Investment, Inc.	270	1,169
*DSK Co., Ltd.	20	113
*Duk San Neolux Co., Ltd.	12	401
*Duksan Hi-Metal Co., Ltd.	20	152
*Duksan Techopia Co., Ltd.	44	821
Duksung Co., Ltd.	16	106
DY Corp.	52	368
DY POWER Corp.	137	1,620
DYPNF Co., Ltd.	4	119
*»E Investment&Development Co., Ltd.	2,272	320
*E&D Co., Ltd.	4	85
E1 Corp.	8	319
Eagon Industrial, Ltd.	20	211
Easy Bio, Inc.	306	1,623
Easy Holdings Co., Ltd.	1,800	7,381
eBEST Investment & Securities Co., Ltd.	64	389
Echo Marketing, Inc.	249	3,985
Ecoplastic Corp.	528	1,217
Ecopro BM Co., Ltd.	62	23,517
Ecopro Co., Ltd.	66	4,519
e-Credible Co., Ltd.	8	121
Eehwa Construction Co., Ltd.	8	55
*EG Corp.	8	77
Elentec Co., Ltd.	196	3,566
E-MART, Inc.	175	18,392
*EMKOREA Co., Ltd.	44	124
EM-Tech Co., Ltd.	24	739
*Enex Co., Ltd.	36	67
ENF Technology Co., Ltd.	362	10,160
*Enplus Co., Ltd.	36	111
Eo Technics Co., Ltd.	12	1,069
Estechpharma Co., Ltd.	28	215
*ESTsoft Corp.	4	40
Eugene Investment & Securities Co., Ltd.	180	472
Eugene Technology Co., Ltd.	32	1,101
*Ewon Comfortech Co., Ltd.	12	80
*E-World	44	95
*Exem Co., Ltd.	48	183
Exicon Co., Ltd.	16	162

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
*ezCaretech Co., Ltd.	4	$136
Farmsco	638	3,693
FarmStory Co., Ltd.	525	1,868
Fila Holdings Corp.	1,037	26,916
Fine Semitech Corp.	340	6,037
*Firstec Co., Ltd.	20	61
Foosung Co., Ltd.	120	1,825
*FSN Co., Ltd.	24	120
Gabia, Inc.	24	267
Galaxia Moneytree Co., Ltd.	12	85
*GemVax & Kael Co., Ltd.	828	9,757
Gemvaxlink Co., Ltd.	192	252
*Genematrix, Inc.	12	56
*Genexine, Inc.	24	774
*Genie Music Corp.	40	167
*GenNBio, Inc.	112	203
*GenoFocus, Inc.	12	60
GENOLUTION, Inc.	20	220
*Genomictree, Inc.	16	150
Genoray Co., Ltd.	28	236
*Gigalane Co., Ltd.	44	76
Global Standard Technology Co., Ltd.	16	397
GOLFZON Co., Ltd.	8	1,037
»Gradiant Corp.	1,644	5,916
*Grand Korea Leisure Co., Ltd.	178	2,197
Green Chemical Co., Ltd.	175	1,354
Green Cross Corp.	4	600
Green Cross Holdings Corp.	848	14,955
Green Cross Wellbeing Corp.	8	59
GS Engineering & Construction Corp.	2,864	95,885
*GS Global Corp.	2,331	8,537
GS Holdings Corp.	750	26,095
GS Retail Co., Ltd.	622	14,287
Gwangju Shinsegae Co., Ltd.	8	235
HAESUNG DS Co., Ltd.	28	1,583
Haitai Confectionery & Foods Co., Ltd.	28	195
Halla Corp.	92	403
Halla Holdings Corp.	24	803
Han Kuk Carbon Co., Ltd.	552	5,779
Hana Financial Group, Inc.	3,261	122,028
Hana Materials, Inc.	24	1,204
*Hana Micron, Inc.	88	1,261
Hana Pharm Co., Ltd.	12	191
*Hanall Biopharma Co., Ltd.	24	353
HanChang Paper Co., Ltd.	92	161
*Hancom, Inc.	20	328
Handok, Inc.	24	420
Handsome Co., Ltd.	732	20,689
Hanil Cement Co., Ltd.	337	5,541
Hanil Holdings Co., Ltd.	40	428
Hanil Hyundai Cement Co., Ltd.	8	207
*Hanjin Kal Corp.	8	366
Hanjin Transportation Co., Ltd.	24	630
*Hankook Cosmetics Co., Ltd.	8	73
*Hankook Technology, Inc.	132	86
Hankook Tire & Technology Co., Ltd.	2,115	58,685

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
*Hankuk Steel Wire Co., Ltd.	28	$143
Hanmi Pharm Co., Ltd.	13	3,229
Hanmi Science Co., Ltd.	8	326
Hanmi Semiconductor Co., Ltd.	112	1,364
HanmiGlobal Co., Ltd.	20	215
Hannong Chemicals, Inc.	8	103
Hanon Systems	304	2,759
*Hans Biomed Corp.	4	36
Hansae Co., Ltd.	325	6,754
Hansae Yes24 Holdings Co., Ltd.	36	196
Hanshin Construction Co., Ltd.	24	340
Hanshin Machinery Co.	20	203
Hansol Chemical Co., Ltd.	142	27,869
Hansol Holdings Co., Ltd.	92	260
Hansol HomeDeco Co., Ltd.	12,554	17,991
Hansol Logistics Co., Ltd.	231	805
Hansol Paper Co., Ltd.	56	653
*Hansol Technics Co., Ltd.	76	418
Hanssem Co., Ltd.	75	4,693
Hanwha Aerospace Co., Ltd.	84	3,565
Hanwha Corp.	100	2,400
*Hanwha General Insurance Co., Ltd.	3,564	13,478
Hanwha Investment & Securities Co., Ltd.	1,067	4,086
*Hanwha Life Insurance Co., Ltd.	708	1,657
*Hanwha Solutions Corp.	5,173	131,796
Hanyang Eng Co., Ltd.	32	404
Hanyang Securities Co., Ltd.	32	349
Harim Co., Ltd.	152	462
Harim Holdings Co., Ltd.	550	4,795
*HB SOLUTION Co., Ltd.	8	124
HB Technology Co., Ltd.	128	246
HD Hyundai Co., Ltd.	700	32,492
*Helixmith Co., Ltd.	712	11,933
*Hironic Co., Ltd.	4	37
Hite Jinro Co., Ltd.	256	7,602
Hitejinro Holdings Co., Ltd.	24	269
*HJ Magnolia Yongpyong Hotel & Resort Corp.	84	351
*HJ Shipbuilding & Construction Co., Ltd.	32	200
*HLB Global Co., Ltd.	668	4,228
*HLB Therapeutics Co., Ltd.	20	135
*HLB, Inc.	220	5,447
HLscience Co., Ltd.	4	125
HMM Co., Ltd.	3,253	73,555
*Home Center Holdings Co., Ltd.	172	240
*Homecast Co., Ltd.	44	108
Hotel Shilla Co., Ltd.	52	3,362
HS Industries Co., Ltd.	100	479
*HSD Engine Co., Ltd.	1,368	11,654
*Hugel, Inc.	8	799
*Humax Co., Ltd.	76	276
Humedix Co., Ltd.	12	203
*Huneed Technologies	24	173
Huons Co., Ltd.	16	548
Huons Global Co., Ltd.	16	362
Husteel Co., Ltd.	267	5,113

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Huvis Corp.	48	$297
Huvitz Co., Ltd.	16	137
Hwa Shin Co., Ltd.	875	5,936
*Hwail Pharm Co., Ltd.	439	1,166
Hwaseung Enterprise Co., Ltd.	171	2,246
Hyosung Advanced Materials Corp.	4	1,522
*Hyosung Chemical Corp.	25	4,528
*Hyosung Heavy Industries Corp.	16	711
Hyosung TNC Corp.	96	31,605
Hyundai Autoever Corp.	4	430
Hyundai Bioland Co., Ltd.	20	287
Hyundai BNG Steel Co., Ltd.	32	462
Hyundai Construction Equipment Co., Ltd.	535	15,888
Hyundai Department Store Co., Ltd.	155	9,342
*Hyundai Doosan Infracore Co., Ltd.	584	3,064
*Hyundai Electric & Energy System Co., Ltd.	48	835
Hyundai Elevator Co., Ltd.	559	15,867
*Hyundai Energy Solutions Co., Ltd.	16	283
Hyundai Engineering & Construction Co., Ltd.	112	3,973
Hyundai Ezwel Co., Ltd.	36	307
Hyundai Glovis Co., Ltd.	275	45,760
Hyundai Home Shopping Network Corp.	20	962
Hyundai Livart Furniture Co., Ltd.	36	424
Hyundai Marine & Fire Insurance Co., Ltd.	152	3,939
*Hyundai Mipo Dockyard Co., Ltd.	172	11,489
Hyundai Motor Co.	575	85,151
Hyundai Motor Securities Co., Ltd.	64	561
Hyundai Pharmaceutical Co., Ltd.	28	114
*Hyundai Rotem Co., Ltd.	56	849
Hyundai Steel Co.	204	7,065
Hyundai Wia Corp.	736	38,382
Hyungkuk F&B Co., Ltd.	24	84
HyVision System, Inc.	28	454
i3system, Inc.	4	63
*iA, Inc.	224	180
ICD Co., Ltd.	32	282
*Icure Pharm, Inc.	12	120
*IHQ, Inc.	124	111
Il Sung Construction Co., Ltd.	16	69
Iljin Electric Co., Ltd.	966	4,330
Iljin Holdings Co., Ltd.	60	266
Iljin Materials Co., Ltd.	8	561
Iljin Power Co., Ltd.	12	207
*Ilshin Stone Co., Ltd.	36	53
Ilyang Pharmaceutical Co., Ltd.	32	633
iMarketKorea, Inc.	48	411
*INBIOGEN Co., Ltd.	28	56
InBody Co., Ltd.	879	20,470
Incross Co., Ltd.	8	246
Industrial Bank of Korea	2,642	23,664
*Infinitt Healthcare Co., Ltd.	16	89
InfoBank Corp.	4	57
*Inhwa Precision Co., Ltd.	12	161
*InkTec Co., Ltd.	8	46
Innocean Worldwide, Inc.	172	6,696
InnoWireless, Inc.	12	374

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Innox Advanced Materials Co., Ltd.	32	$1,262
*Insun ENT Co., Ltd.	1,810	16,140
*Insung Information Co., Ltd.	40	89
Intellian Technologies, Inc.	4	250
Intelligent Digital Integrated Security Co., Ltd.	8	164
*Interflex Co., Ltd.	16	214
Interojo Co., Ltd.	159	4,121
*iNtRON Biotechnology, Inc.	20	287
Inzi Controls Co., Ltd.	28	245
*Iones Co., Ltd.	44	337
IS Dongseo Co., Ltd.	436	18,606
ISC Co., Ltd.	16	457
i-SENS, Inc.	20	463
ISU Chemical Co., Ltd.	476	5,950
*IsuPetasys Co., Ltd.	3,617	22,462
*ITCEN Co., Ltd.	24	99
ITM Semiconductor Co., Ltd.	12	340
*Jaeyoung Solutec Co., Ltd.	176	132
*Jahwa Electronics Co., Ltd.	24	662
*Jayjun Cosmetic Co., Ltd.	212	235
JB Financial Group Co., Ltd.	384	2,736
JC Chemical Co., Ltd.	308	3,556
JC Hyun System, Inc.	36	202
Jeil Pharmaceutical Co., Ltd.	4	85
*Jeju Semiconductor Corp.	60	260
Jinsung T.E.C.	24	231
JLS Co., Ltd.	36	219
*JNK Heaters Co., Ltd.	24	126
*JNTC Co., Ltd.	40	204
JS Corp.	12	224
Jusung Engineering Co., Ltd.	92	1,571
JVM Co., Ltd.	8	118
JW Holdings Corp.	112	395
JW Life Science Corp.	20	240
JW Pharmaceutical Corp.	20	492
*JW Shinyak Corp.	20	73
JYP Entertainment Corp.	60	2,838
Kakao Corp.	200	14,315
*Kanglim Co., Ltd.	68	130
Kangnam Jevisco Co., Ltd.	12	246
*Kangstem Biotech Co., Ltd.	24	73
*Kangwon Land, Inc.	431	9,197
KAON Media Co., Ltd.	1,376	13,694
KB Financial Group, Inc.	4,265	198,648
*KC Cottrell Co., Ltd.	16	69
KC Feed Co., Ltd.	16	67
KC Tech Co., Ltd.	28	468
KCC Glass Corp.	32	1,585
KCTC	68	342
*KEC Corp.	12,345	31,354
KEPCO Engineering & Construction Co., Inc.	4	234
KEPCO Plant Service & Engineering Co., Ltd.	121	3,670
*KEYEAST Co., Ltd.	12	105
KG Chemical Corp.	28	936
KG DONGBUSTEEL	306	6,006

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
KG Eco Technology Service Co., Ltd.	271	$3,150
Kginicis Co., Ltd.	1,811	25,089
KGMobilians Co., Ltd.	60	418
*KH FEELUX Co., Ltd.	15,748	28,336
KH Vatec Co., Ltd.	32	517
Kia Corp.	1,968	131,304
KINX, Inc.	8	341
KISWIRE, Ltd.	28	625
KIWOOM Securities Co., Ltd.	275	20,866
KleanNara Co., Ltd.	52	199
Koentec Co., Ltd.	56	374
Koh Young Technology, Inc.	72	1,109
Kolmar BNH Co., Ltd.	171	4,697
Kolmar Korea Co., Ltd.	146	5,463
Kolon Corp.	24	535
Kolon Global Corp.	16	269
Kolon Industries, Inc.	802	39,781
Kolon Plastic, Inc.	216	2,219
KoMiCo, Ltd.	16	698
Korea Aerospace Industries, Ltd.	505	17,631
Korea Arlico Pharm Co., Ltd.	12	71
Korea Cast Iron Pipe Industries Co., Ltd.	36	300
*Korea Circuit Co., Ltd.	312	7,254
Korea District Heating Corp.	4	115
*Korea Electric Power Corp., Sponsored ADR	2,606	23,141
Korea Electric Terminal Co., Ltd.	20	1,115
Korea Electronic Certification Authority, Inc.	20	131
Korea Electronic Power Industrial Development Co., Ltd.	289	2,991
Korea Gas Corp.	225	7,345
Korea Investment Holdings Co., Ltd.	142	7,982
*Korea Line Corp.	548	1,167
*Korea Parts & Fasteners Co., Ltd.	32	169
Korea Petrochemical Ind Co., Ltd.	12	1,452
Korea Petroleum Industries Co.	16	235
Korea Pharma Co., Ltd.	4	105
Korea Ratings Corp.	4	257
*Korea Shipbuilding & Offshore Engineering Co., Ltd.	707	51,674
Korea United Pharm, Inc.	12	282
Korea Zinc Co., Ltd.	50	22,930
*Korean Air Lines Co., Ltd.	1,896	45,513
Korean Reinsurance Co.	2,390	18,496
*KOSES Co., Ltd.	20	171
*KPM Tech Co., Ltd.	336	212
*KPS Corp.	8	52
KSIGN Co., Ltd.	44	84
KSS LINE, Ltd.	48	459
*Kt alpha Co., Ltd.	36	181
KT Submarine Co., Ltd.	32	157
KT&G Corp.	775	50,967
KTCS Corp.	96	186
*Kukdong Corp.	112	205
Kukdong Oil & Chemicals Co., Ltd.	56	208
*Kukje Pharma Co., Ltd.	16	75
*Kum Yang Co., Ltd.	36	130
*Kumho HT, Inc.	26,511	31,978
Kumho Petrochemical Co., Ltd.	325	39,978

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
*Kumho Tire Co., Inc.	220	$755
KUMHOE&C Co., Ltd.	64	527
Kumkang Kind Co., Ltd.	56	450
Kwang Dong Pharmaceutical Co., Ltd.	108	627
Kyeryong Construction Industrial Co., Ltd.	451	13,358
Kyobo Securities Co., Ltd.	56	349
Kyochon F&B Co., Ltd.	12	147
Kyongbo Pharmaceutical Co., Ltd.	12	82
Kyung Dong Navien Co., Ltd.	16	655
*Kyung Nam Pharm Co., Ltd.	60	139
Kyung Nong Corp.	12	135
Kyungbang Co., Ltd.	32	405
KyungDong City Gas Co., Ltd.	17	357
Kyung-In Synthetic Corp.	88	493
L&C Bio Co., Ltd.	74	2,360
*L&F Co., Ltd.	71	12,397
LabGenomics Co., Ltd.	207	1,168
*Lake Materials Co., Ltd.	488	1,772
*LaonPeople, Inc.	4	41
LB Semicon, Inc.	1,754	16,618
Lee Ku Industrial Co., Ltd.	949	3,445
LEENO Industrial, Inc.	16	2,256
LG Chem, Ltd.	400	165,287
LG Corp.	500	29,180
LG Display Co., Ltd.	4,103	54,718
LG Electronics, Inc.	1,325	122,900
LG HelloVision Co., Ltd.	731	3,754
LG Household & Health Care, Ltd.	75	54,279
LG Innotek Co., Ltd.	294	81,693
LG Uplus Corp.	3,772	42,045
LIG Nex1 Co., Ltd.	309	20,198
Lion Chemtech Co., Ltd.	20	133
*Lock&Lock Co., Ltd.	56	466
*LONGTU KOREA, Inc.	12	63
LOT Vacuum Co., Ltd.	24	283
Lotte Chemical Corp.	40	6,258
Lotte Chilsung Beverage Co., Ltd.	120	17,388
Lotte Confectionery Co., Ltd.	4	398
Lotte Corp.	44	1,200
Lotte Data Communication Co.	8	232
LOTTE Fine Chemical Co., Ltd.	44	2,855
LOTTE Himart Co., Ltd.	24	451
*Lotte Non-Life Insurance Co., Ltd.	3,754	5,978
Lotte Shopping Co., Ltd.	100	7,524
LS Cable & System Asia, Ltd.	24	153
LS Corp.	1,240	56,965
LS Electric Co., Ltd.	52	1,981
*LVMC Holdings	220	611
LX Hausys, Ltd.	350	16,469
*LX Holdings Corp.	862	6,842
LX INTERNATIONAL Corp.	1,571	48,093
LX Semicon Co., Ltd.	20	2,118
Macquarie Korea Infrastructure Fund	3,125	35,330
Macrogen, Inc.	12	264
Maeil Dairies Co., Ltd.	66	3,647

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
MAKUS, Inc.	32	$279
Mando Corp.	353	15,289
*Maniker Co., Ltd.	32	51
Mcnex Co., Ltd.	28	996
*ME2ON Co., Ltd.	1,280	5,850
Mediana Co., Ltd.	24	117
*Medifron DBT Co., Ltd.	48	84
*Medipost Co., Ltd.	189	3,446
Medytox, Inc.	8	871
Meerecompany, Inc.	4	76
MegaStudyEdu Co., Ltd.	213	16,162
MEKICS CO, Ltd.	36	182
Meritz Financial Group, Inc.	84	2,531
Meritz Fire & Marine Insurance Co., Ltd.	1,007	35,558
Meritz Securities Co., Ltd.	688	3,588
*Mgame Corp.	286	2,275
*MiCo BioMed Co., Ltd.	8	49
MiCo, Ltd.	76	663
Mirae Asset Life Insurance Co., Ltd.	164	520
Mirae Asset Securities Co., Ltd.	648	4,153
Miwon Commercial Co., Ltd.	4	546
Miwon Holdings Co., Ltd.	4	444
Miwon Specialty Chemical Co., Ltd.	4	666
*Mobase Electronics Co., Ltd.	120	177
*Mobile Appliance, Inc.	24	76
Monalisa Co., Ltd.	20	63
MonAmi Co., Ltd.	44	175
Moorim P&P Co., Ltd.	64	258
Moorim Paper Co., Ltd.	64	186
Mr Blue Corp.	12	77
*MS Autotech Co., Ltd.	60	255
Multicampus Co., Ltd.	8	299
*MyungMoon Pharm Co., Ltd.	36	108
*N2tech Co., Ltd.	104	142
Namhae Chemical Corp.	32	357
*Namsun Aluminum Co., Ltd.	3,553	8,515
*Namuga Co., Ltd.	24	225
*NanoenTek, Inc.	20	100
Nasmedia Co., Ltd.	12	271
*Nature & Environment Co., Ltd.	64	105
NAVER Corp.	150	34,216
*NC& Co., Ltd.	24	79
NCSoft Corp.	96	32,216
*NDFOS Co., Ltd.	32	205
NeoPharm Co., Ltd.	12	250
*Neowiz	305	5,124
*Nepes Ark Corp.	12	408
*NEPES Corp.	44	1,070
Netmarble Corp.	100	7,611
Nexen Corp.	68	244
Nexen Tire Corp.	108	591
*Nexon Games Co., Ltd.	250	4,747
*Next Entertainment World Co., Ltd.	852	6,851
NEXTIN, Inc.	12	650
NH Investment & Securities Co., Ltd.	348	3,006
*NHN KCP Corp.	60	1,006

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
NI Steel Co., Ltd.	52	$247
NICE Holdings Co., Ltd.	60	814
Nice Information & Telecommunication, Inc.	16	385
NICE Information Service Co., Ltd.	76	1,113
NICE Total Cash Management Co., Ltd.	36	185
*NK Co., Ltd.	176	166
Nong Shim Holdings Co., Ltd.	8	478
Nong Woo Bio Co., Ltd.	221	2,279
NongShim Co., Ltd.	80	19,331
NOROO Paint & Coatings Co., Ltd.	28	250
NOVAREX Co., Ltd.	8	249
NPC	1,571	14,447
*NS Co., Ltd.	8	66
*Nuintek Co., Ltd.	20	52
Oceanbridge Co., Ltd.	12	143
OCI Co., Ltd.	300	25,199
*Omnisystem Co., Ltd.	80	147
Openbase, Inc.	56	162
OptoElectronics Solutions Co., Ltd.	8	182
*OPTRON-TEC, Inc.	24	131
*Orbitech Co., Ltd.	16	92
*Orientbio, Inc.	104	69
Orion Corp.	32	2,420
Orion Holdings Corp.	80	943
Ottogi Corp.	4	1,497
Paik Kwang Industrial Co., Ltd.	56	246
*Pan Entertainment Co., Ltd.	24	89
Pan Ocean Co., Ltd.	6,858	36,365
*PANAGENE, Inc.	52	170
*Pan-Pacific Co., Ltd.	84	176
*Paradise Co., Ltd.	1,289	17,087
Park Systems Corp.	4	362
Partron Co., Ltd.	116	1,081
Paseco Co., Ltd.	349	5,266
*Pearl Abyss Corp.	50	2,715
People & Technology, Inc.	465	18,696
*Peptron, Inc.	16	121
PHA Co., Ltd.	24	174
PharmaResearch Co., Ltd.	8	592
*Pharmicell Co., Ltd.	52	474
*Philoptics Co., Ltd.	20	145
PI Advanced Materials Co., Ltd.	32	1,222
Point Engineering Co., Ltd.	24	61
*Polaris Office Corp.	48	68
Poongsan Corp.	506	12,892
POSCO Chemical Co., Ltd.	66	7,147
POSCO Holdings, Inc.	707	162,678
Posco ICT Co., Ltd.	56	276
Posco International Corp.	600	11,799
Posco M-Tech Co., Ltd.	28	160
POSCO Steeleon Co., Ltd.	96	3,967
*Power Logics Co., Ltd.	60	368
*PowerNet Technologies Corp.	32	126
PSK, Inc.	24	931
Pulmuone Co., Ltd.	154	2,066

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
Pungkuk Ethanol Co., Ltd.	8	$113
QSI Co., Ltd.	8	106
*RaonSecure Co., Ltd.	24	66
Rayence Co., Ltd.	16	156
*Remed Co., Ltd.	4	68
Reyon Pharmaceutical Co., Ltd.	8	178
RFHIC Corp.	12	274
*RFTech Co., Ltd.	84	423
RN2 Technologies Co., Ltd.	8	69
*Robostar Co., Ltd.	4	77
*Robotis Co., Ltd.	4	65
Rsupport Co., Ltd.	668	2,840
S Net Systems, Inc.	12	71
S&S Tech Corp.	12	267
S-1 Corp.	175	9,600
Sajo Industries Co., Ltd.	8	357
Sajodaerim Corp.	12	313
*Sajodongaone Co., Ltd.	72	118
*SAM KANG M&T Co., Ltd.	136	2,241
Sambo Corrugated Board Co., Ltd.	20	217
*Sambu Engineering & Construction Co., Ltd.	6,623	14,158
Samchully Co., Ltd.	58	5,218
Samchuly Bicycle Co., Ltd.	8	67
SAMHWA Paints Industrial Co., Ltd.	32	245
Samick Musical Instruments Co., Ltd.	164	227
Samick THK Co., Ltd.	12	130
Samil Pharmaceutical Co., Ltd.	12	81
Samji Electronics Co., Ltd.	32	307
Samjin LND Co., Ltd.	64	147
Samjin Pharmaceutical Co., Ltd.	20	401
Samkee Corp.	572	1,828
SAMPYO Cement Co., Ltd.	88	374
*Samsung Biologics Co., Ltd.	25	16,680
Samsung Electro-Mechanics Co., Ltd.	600	79,299
Samsung Electronics Co., Ltd., GDR	1,062	1,405,557
Samsung Electronics Co., Ltd.	10,421	559,216
*Samsung Engineering Co., Ltd.	1,028	21,280
Samsung Fire & Marine Insurance Co., Ltd.	1,230	205,653
*Samsung Heavy Industries Co., Ltd.	4,707	22,711
Samsung Life Insurance Co., Ltd.	425	22,028
*Samsung Pharmaceutical Co., Ltd.	76	240
Samsung Publishing Co., Ltd.	134	3,286
Samsung SDI Co., Ltd.	100	48,646
Samsung SDS Co., Ltd.	150	17,735
Samsung Securities Co., Ltd.	148	4,678
SAMT Co., Ltd.	140	488
Samwha Capacitor Co., Ltd.	16	704
Samwha Electric Co., Ltd.	8	166
Samyang Corp.	12	525
Samyang Foods Co., Ltd.	62	4,852
Samyang Packaging Corp.	16	293
*Samyoung Chemical Co., Ltd.	28	71
Sang-A Frontec Co., Ltd.	8	250
*Sangbo Corp.	64	97
Sangsin Energy Display Precision Co., Ltd.	474	6,302
SaraminHR Co., Ltd.	12	401

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
*SBI Investment Korea Co., Ltd.	120	$161
*S-Connect Co., Ltd.	68	80
*SDN Co., Ltd.	136	221
Seah Besteel Holdings Corp.	52	756
SeAH Steel Corp.	52	6,769
SeAH Steel Holdings Corp.	4	460
Seegene, Inc.	550	17,757
Segyung Hitech Co., Ltd.	24	433
Sejin Heavy Industries Co., Ltd.	16	91
Sejong Industrial Co., Ltd.	48	275
*Selvas AI, Inc.	16	102
Sempio Co.	3	170
Sempio Foods Co.	8	308
Seojin System Co., Ltd.	76	1,177
Seoul Auction Co., Ltd.	201	3,569
*Seoul Food Industrial Co., Ltd.	252	69
Seoul Semiconductor Co., Ltd.	970	10,503
Seoul Viosys Co., Ltd.	40	288
Seoulin Bioscience Co., Ltd.	8	96
Seowon Co., Ltd.	88	145
Seoyon Co., Ltd.	1,984	12,842
Seoyon E-Hwa Co., Ltd.	56	307
Settle Bank, Inc.	8	171
*Sewon E&C Co., Ltd.	456	359
SEWOONMEDICAL Co., Ltd.	44	134
SFA Engineering Corp.	143	4,537
*SFA Semicon Co., Ltd.	164	864
S-Fuelcell Co., Ltd.	4	76
SGC e Tec E&C Co., Ltd.	8	359
SGC Energy Co., Ltd.	156	6,310
SH Energy & Chemical Co., Ltd.	196	237
Shin Heung Energy & Electronics Co., Ltd.	113	5,983
Shindaeyang Paper Co., Ltd.	4	298
Shinhan Financial Group Co., Ltd., Sponsored ADR	4,779	156,321
Shinil Electronics Co., Ltd.	4,036	7,359
Shinsegae Engineering & Construction Co., Ltd.	8	221
Shinsegae Food Co., Ltd.	4	231
Shinsegae Information & Communication Co., Ltd.	16	209
Shinsegae International, Inc.	36	910
Shinsegae, Inc.	16	3,166
Shinsung Delta Tech Co., Ltd.	20	222
*Shinsung E&G Co., Ltd.	224	338
*Shinsung Tongsang Co., Ltd.	3,117	8,798
*Shinwha Intertek Corp.	68	165
*Shinwon Construction Co., Ltd.	12	106
Shinwon Corp.	184	282
*SHOWBOX Corp.	579	2,766
*Signetics Corp.	116	237
SIMMTECH Co., Ltd.	2,343	92,806
SIMMTECH HOLDINGS Co., Ltd.	529	2,304
Sinil Pharm Co., Ltd.	16	129
SJ Group Co., Ltd.	12	247
*SK Biopharmaceuticals Co., Ltd.	203	14,837
SK Chemicals Co., Ltd.	175	17,765
SK D&D Co., Ltd.	28	638

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
SK Discovery Co., Ltd.	288	$9,493
SK Gas, Ltd.	8	758
SK Hynix, Inc.	5,796	519,148
SK Innovation Co., Ltd.	325	53,045
SK Networks Co., Ltd.	512	1,977
*SK Rent A Car Co., Ltd.	154	1,386
SK Securities Co., Ltd.	9,468	6,521
SK Telecom Co., Ltd., ADR	396	9,908
SK, Inc.	225	48,010
SKC Co., Ltd.	210	25,330
SL Corp.	223	4,794
*SM Culture & Contents Co., Ltd.	32	109
SM Entertainment Co., Ltd.	150	8,145
*SM Life Design Group Co., Ltd.	24	53
SMCore, Inc.	20	107
SNT Motiv Co., Ltd.	28	1,069
*SNU Precision Co., Ltd.	56	160
S-Oil Corp.	500	41,202
*Solid, Inc.	2,024	10,700
Songwon Industrial Co., Ltd.	284	6,150
*Sonid, Inc.	220	155
Soosan Heavy Industries Co., Ltd.	84	228
Soulbrain Co., Ltd.	12	2,350
Soulbrain Holdings Co., Ltd.	16	362
SPC Samlip Co., Ltd.	25	1,791
Speco Co., Ltd.	12	64
SPG Co., Ltd.	28	364
Spigen Korea Co., Ltd.	12	427
SSANGYONG C&E Co., Ltd.	168	1,109
ST Pharm Co., Ltd.	32	2,499
STIC Investments, Inc.	403	3,337
*Straffic Co., Ltd.	60	205
*Studio Dragon Corp.	12	797
*STX Heavy Industries Co., Ltd.	52	215
Suheung Co., Ltd.	16	496
Sun Kwang Co., Ltd.	8	464
Sung Kwang Bend Co., Ltd.	3,598	27,816
*Sungchang Enterprise Holdings, Ltd.	144	334
Sungshin Cement Co., Ltd.	2,468	26,036
Sungwoo Hitech Co., Ltd.	168	661
Sunjin Co., Ltd.	649	6,872
*Sunny Electronics Corp.	48	127
*Suprema, Inc.	12	232
SurplusGLOBAL, Inc.	60	234
SV Investment Corp.	44	118
*SY Co., Ltd.	104	276
*Synergy Innovation Co., Ltd.	28	92
*Synopex, Inc.	72	166
Systems Technology, Inc.	12	194
Tae Kyung Industrial Co., Ltd.	32	188
TAEKYUNG BK Co., Ltd.	48	193
Taeyoung Engineering & Construction Co., Ltd.	68	537
*Taihan Electric Wire Co., Ltd.	3,364	4,848
*Taihan Fiberoptics Co., Ltd.	136	256
*Taihan Textile Co., Ltd.	4	158
TCC Steel	24	234

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
TechWing, Inc.	1,535	$27,009
*Tego Science, Inc.	4	55
*Telcon RF Pharmaceutical, Inc.	112	182
Telechips, Inc.	12	167
*TERA SCIENCE Co., Ltd.	48	91
TES Co., Ltd.	40	892
Tesna, Inc.	39	1,487
*The E&M Co. Ltd	356	173
*Thinkware Systems Corp.	12	173
*TK Chemical Corp.	40	160
TK Corp.	44	382
TKG Huchems Co., Ltd.	336	5,992
Tokai Carbon Korea Co., Ltd.	12	1,355
Tongyang Life Insurance Co., Ltd.	144	773
*Tonymoly Co., Ltd.	16	90
*Top Engineering Co., Ltd.	36	203
Toptec Co., Ltd.	64	437
Tovis Co., Ltd.	32	236
Tplex Co., Ltd.	1,758	7,908
TS Corp.	2,702	8,885
*TS Nexgen Co., Ltd.	68	87
TSE Co., Ltd.	8	509
*Tuksu Construction Co., Ltd.	20	197
*TY Holdings Co., Ltd.	72	1,456
TYM Corp.	1,683	3,229
UBCare Co., Ltd.	20	112
Ubiquoss Holdings, Inc.	8	112
Ubiquoss, Inc.	16	303
Uju Electronics Co., Ltd.	20	432
Uni-Chem Co., Ltd.	172	181
*Unick Corp.	32	201
Unid Co., Ltd.	106	10,760
Union Semiconductor Equipment & Materials Co., Ltd.	64	561
Uniquest Corp.	32	308
*Unison Co., Ltd.	84	158
*Unitekno Co., Ltd.	8	54
UTI, Inc.	8	97
V One Tech Co., Ltd.	8	65
Value Added Technology Co., Ltd.	125	4,021
VICTEK Co., Ltd.	32	176
Vieworks Co., Ltd.	16	512
*Vina Tech Co., Ltd.	4	123
Vitzro Tech Co., Ltd.	28	214
*Vivozon Healthcare, Inc.	132	111
*VT GMP Co., Ltd.	44	245
Webcash Corp.	12	234
*Webzen, Inc.	215	3,817
Welcron Co., Ltd.	48	152
*Wellbiotec Co., Ltd.	64	93
Wemade Co., Ltd.	24	1,483
*WillBes & Co. (The)	188	197
Winix, Inc.	16	208
*Winpac, Inc.	72	105
Wins Co., Ltd.	8	108
WiSoL Co., Ltd.	564	5,074

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
KOREA, REPUBLIC OF (Continued)
*WONIK CUBE Corp.	68	$182
WONIK IPS Co., Ltd.	1,261	40,260
Wonik Materials Co., Ltd.	20	595
*Wonik Pne Co., Ltd.	327	7,589
Wonik QnC Corp.	40	971
Woojin, Inc.	20	155
*Woongjin Co., Ltd.	144	194
Woongjin Thinkbig Co., Ltd.	156	367
*Wooree Bio Co., Ltd.	84	286
Woori Financial Group, Inc.	780	9,160
Woori Investment Bank Co., Ltd.	6,500	4,482
Woorison F&G Co., Ltd.	792	1,696
Woory Industrial Co., Ltd.	12	173
*Woosu AMS Co., Ltd.	32	102
WooSung Co., Ltd.	4	106
*Woowon Development Co., Ltd.	36	168
Worldex Industry & Trading Co., Ltd.	28	596
Y G-1 Co., Ltd.	48	349
YAS Co., Ltd.	12	128
*Y-entec Co., Ltd.	32	331
*Yest Co., Ltd.	16	100
YG Entertainment, Inc.	71	3,222
*YG PLUS	24	134
*YIK Corp.	68	279
YMC Co., Ltd.	28	164
YMT Co., Ltd.	12	194
Yonwoo Co., Ltd.	8	159
Youlchon Chemical Co., Ltd.	12	215
Youngone Corp.	56	2,140
Youngone Holdings Co., Ltd.	20	817
*YoungWoo DSP Co., Ltd.	48	89
Yuanta Securities Korea Co., Ltd.	340	969
Yuhan Corp.	291	14,156
Yuyu Pharma, Inc.	28	166
Zeus Co., Ltd.	775	17,215
*Zinitix Co., Ltd.	24	58
Zinus, Inc.	326	16,793

TOTAL KOREA, REPUBLIC OF		8,514,430

MALAYSIA (1.7%)
Able Global BHD	500	168
Aeon Co. M BHD	1,300	487
*AFFIN Bank BHD	800	386
Alliance Bank Malaysia BHD	2,100	1,823
Allianz Malaysia BHD	100	293
AME Elite Consortium Bhd	1,300	511
*AMMB Holdings BHD	1,600	1,356
*Ancom Nylex Bhd	400	313
Ann Joo Resources Bhd	800	316
Astro Malaysia Holdings BHD	1,100	253
Axiata Group BHD	4,200	3,386
*Bahvest Resources BHD	1,100	111
Bank Islam Malaysia BHD	1,300	866
Batu Kawan BHD	100	669
*Berjaya Corp. BHD	6,900	404
Berjaya Food Bhd	300	268

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MALAYSIA (Continued)
Bermaz Auto BHD	2,300	$935
*Boustead Holdings BHD	2,300	412
Boustead Plantations BHD	2,000	533
British American Tobacco Malaysia BHD	300	889
*Bumi Armada BHD	10,400	1,027
Bursa Malaysia BHD	900	1,445
Cahya Mata Sarawak BHD	1,800	442
Carlsberg Brewery Malaysia BHD	300	1,526
CB Industrial Product Holding BHD	700	262
CIMB Group Holdings BHD	45,600	54,467
*Coastal Contracts Bhd	700	293
Comfort Glove BHD	1,300	216
*Cypark Resources BHD	1,400	256
D&O Green Technologies BHD	1,000	905
Dayang Enterprise Holdings BHD	1,400	280
Dialog Group BHD	700	402
DiGi.Com BHD	2,100	1,843
DRB-Hicom BHD	3,400	1,085
Dufu Technology Corp. BHD	800	463
Duopharma Biotech BHD	1,100	404
Eco World Development Group BHD	2,200	485
*Ecofirst Consolidated Bhd	2,200	200
*Ekovest BHD	4,500	481
*Evergreen Fibreboard Bhd	1,200	211
FGV Holdings BHD	2,000	933
Formosa Prosonic Industries BHD	300	224
Fraser & Neave Holdings BHD	100	528
Frontken Corp. BHD	18,000	11,536
Gamuda BHD	99,100	84,679
Gas Malaysia BHD	300	190
Genting Malaysia BHD	1,900	1,331
Genting Plantations BHD	400	836
Globetronics Technology BHD	1,000	315
*Greatech Technology BHD	800	740
Guan Chong BHD	900	546
HAP Seng Consolidated BHD	700	1,201
Hap Seng Plantations Holdings Bhd	400	300
Hartalega Holdings BHD	2,200	2,224
Heineken Malaysia BHD	200	1,089
*Hengyuan Refining Co. BHD	400	534
Hextar Global BHD	1,000	420
Hiap Teck Venture BHD	5,000	500
Hibiscus Petroleum BHD	266,600	77,772
Hong Leong Bank BHD	400	1,928
Hong Leong Financial Group BHD	200	891
Hong Leong Industries BHD	200	414
*Hong Seng Consolidated BHD	2,200	1,299
IGB BHD	800	435
IHH Healthcare BHD	800	1,215
IJM Corp. BHD	3,600	1,521
Inari Amertron BHD	142,200	92,764
IOI Corp. BHD	2,500	2,682
IOI Properties Group BHD	1,800	422
*JAKS Resources BHD	5,000	379
*Jaya Tiasa Holdings BHD	74,400	19,824

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MALAYSIA (Continued)
*JHM Consolidation BHD	600	$171
Kelington Group BHD	500	147
Kerjaya Prospek Group BHD	500	134
Kim Loong Resources BHD	600	288
*KNM Group BHD	8,400	299
Kobay Technology BHD	200	166
Kossan Rubber Industries BHD	5,000	2,113
Kretam Holdings BHD	1,500	239
*KSL Holdings BHD	1,000	185
Kuala Lumpur Kepong BHD	500	3,383
Lagenda Properties BHD	700	238
LBS Bina Group BHD	2,200	242
Leong Hup International BHD	1,600	193
Lii Hen Industries BHD	300	214
Lingkaran Trans Kota Holdings BHD	300	320
LPI Capital BHD	200	635
Luxchem Corp. BHD	1,200	186
Magni-Tech Industries BHD	800	360
Magnum BHD	1,900	790
Mah Sing Group BHD	3,700	582
Malakoff Corp. BHD	2,500	382
Malayan Banking BHD	49,400	102,919
Malayan Flour Mills BHD	3,500	523
*Malaysia Airports Holdings BHD	1,100	1,733
Malaysia Building Society BHD	6,300	926
*Malaysia Smelting Corp. BHD	400	427
Malaysian Pacific Industries BHD	100	728
Malaysian Resources Corp. BHD	5,500	486
Matrix Concepts Holdings BHD	1,800	951
Maxis BHD	1,600	1,396
Media Prima BHD	1,900	249
Mega First Corp. BHD	1,600	1,397
MISC BHD	800	1,435
MKH BHD	1,000	315
MNRB Holdings BHD	600	147
My EG Services BHD	8,100	1,749
Nestle Malaysia BHD	100	3,060
*PA Resources BHD	1,900	161
Padini Holdings BHD	900	709
Pantech Group Holdings BHD	1,300	224
Paramount Corp. BHD	1,000	170
Perak Transit BHD	1,600	237
Petron Malaysia Refining & Marketing BHD	200	253
Petronas Chemicals Group BHD	1,900	4,460
Petronas Dagangan BHD	200	999
Petronas Gas BHD	400	1,560
Pharmaniaga BHD	1,300	218
Press Metal Aluminium Holdings BHD	2,300	3,165
Public Bank BHD	131,300	141,449
QL Resources BHD	900	1,056
*Ranhill Utilities BHD	1,100	130
RHB Bank BHD	15,600	22,396
Sam Engineering & Equipment M BHD	300	289
*Sapura Energy BHD	23,700	191
Sarawak Oil Palms BHD	600	952
Scientex BHD	1,300	1,138

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MALAYSIA (Continued)
Sime Darby BHD	4,400	$2,365
Sime Darby Plantation BHD	1,300	1,565
Sime Darby Property BHD	7,000	949
SKP Resources BHD	2,400	827
SP Setia BHD Group	4,800	1,290
*Subur Tiasa Holdings BHD	600	331
Sunway BHD	2,600	1,087
Sunway Construction Group BHD	800	312
Supermax Corp. BHD	5,800	1,479
Syarikat Takaful Malaysia Keluarga BHD	1,000	815
Ta Ann Holdings BHD	500	706
TASCO BHD	900	232
Telekom Malaysia BHD	900	1,031
Tenaga Nasional BHD	1,300	2,699
Thong Guan Industries BHD	600	345
TIME dotCom BHD	1,800	1,840
Top Glove Corp. BHD	276,700	106,778
*Tropicana Corp. BHD	1,300	293
TSH Resources BHD	282,300	112,181
Uchi Technologies BHD	800	559
UEM Edgenta BHD	500	183
*UEM Sunrise BHD	3,200	250
UMW Holdings BHD	1,000	765
Unisem M BHD	1,100	735
United Plantations BHD	200	721
UOA Development BHD	700	289
UWC BHD	800	592
*Velesto Energy BHD	9,700	267
ViTrox Corp. BHD	500	873
VS Industry BHD	270,000	62,019
*WCT Holdings BHD	2,700	338
Wellcall Holdings BHD	1,000	292
Westports Holdings BHD	1,200	1,086
Yinson Holdings BHD	4,700	2,645
*YNH Property BHD	400	264
YTL Corp. BHD	8,600	1,254
YTL Power International BHD	2,400	427

TOTAL MALAYSIA		1,010,893

MEXICO (2.0%)
Alpek SAB de CV	1,300	1,755
*Alsea SAB de CV	7,500	16,438
America Movil SAB de CV, Sponsored ADR	10,179	197,778
Arca Continental SAB de CV	400	2,538
*Axtel SAB de CV	14,000	1,502
Banco del Bajio SA	12,700	31,357
Becle SAB de CV	500	1,246
Bolsa Mexicana de Valores SAB de CV	5,000	9,905
*Cemex SAB de CV, Sponsored ADR	18,380	80,872
Cia Minera Autlan SAB de CV, Class B	4,100	2,969
Coca-Cola Femsa SAB de CV, Sponsored ADR	534	29,156
Consorcio ARA SAB de CV	32,000	6,272
*Controladora Vuela Cia de Aviacion SAB de CV, Sponsored ADR	1,280	20,378
Corp Actinver SAB de CV	270	158
Corp Inmobiliaria Vesta SAB de CV	7,400	13,710

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
MEXICO (Continued)
El Puerto de Liverpool SAB de CV	2,300	$11,594
Fomento Economico Mexicano SAB de CV, Sponsored ADR	508	37,968
GCC SAB de CV	7,700	50,923
Genomma Lab Internacional SAB de CV, Class B	37,300	39,277
Gruma SAB de CV, Class B	1,990	23,635
Grupo Aeroportuario del Centro Norte SAB de CV, Sponsored ADR	613	34,285
Grupo Aeroportuario del Pacifico SAB de CV, Sponsored ADR	212	32,603
Grupo Aeroportuario del Sureste SAB de CV, Sponsored ADR	122	26,623
Grupo Bimbo SAB de CV, Class A	12,200	37,601
Grupo Carso SAB de CV, Class A1	2,700	8,819
Grupo Comercial Chedraui SA de CV	4,800	12,099
Grupo Financiero Banorte SAB de CV, Class O	7,500	49,505
*Grupo Financiero Inbursa SAB de CV, Class O	10,400	17,627
Grupo Herdez SAB de CV	5,400	8,102
Grupo Industrial Saltillo SAB de CV	100	113
Grupo KUO SAB De CV, Series B	100	213
Grupo Mexico SAB de CV, Class B	22,300	104,373
Grupo Rotoplas SAB de CV	6,900	8,263
Grupo Televisa SAB, Sponsored ADR	3,500	32,305
*Hoteles City Express SAB de CV	12,000	2,934
Industrias Penoles SAB de CV	800	8,809
Kimberly-Clark de Mexico SAB de CV, Class A	9,200	12,843
*La Comer SAB de CV	19,600	36,331
Megacable Holdings SAB de CV	15,500	44,149
*Minera Frisco SAB de CV	4,300	763
*Nemak SAB de CV	98,400	21,359
Orbia Advance Corp. SAB de CV	17,100	41,140
*Organizacion Cultiba SAB de CV	100	46
Organizacion Soriana SAB de CV, Class B	300	346
Promotora y Operadora de Infraestructura SAB de CV, Class L	15	68
Promotora y Operadora de Infraestructura SAB de CV	4,385	31,963
Qualitas Controladora SAB de CV	2,500	13,475
*Unifin Financiera SAB de CV	24,600	21,745
Wal-Mart de Mexico SAB de CV	14,900	52,683

TOTAL MEXICO		1,240,616

PERU (0.1%)
Cementos Pacasmayo SAA, ADR	56	328
Cia de Minas Buenaventura SAA, Sponsored ADR	719	6,787
Credicorp, Ltd.	150	20,834
Intercorp Financial Services, Inc.	395	10,795

TOTAL PERU		38,744

PHILIPPINES (0.5%) 8990 Holdings, Inc.	2,100	555
Aboitiz Equity Ventures, Inc.	1,230	1,192
Aboitiz Power Corp.	1,400	862
AC Energy Corp.	1,400	194
AllHome Corp.	5,000	758
Alliance Global Group, Inc.	5,000	1,132
*Atlas Consolidated Mining & Development Corp.	6,300	724
Ayala Corp.	100	1,413
Ayala Land, Inc.	2,700	1,658
*AyalaLand Logistics Holdings Corp.	7,000	601
Bank of the Philippine Islands	35,720	64,933
BDO Unibank, Inc.	31,640	78,789

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
PHILIPPINES (Continued)
*Bloomberry Resorts Corp.	5,300	$615
*Cebu Air, Inc.	1,500	1,267
Cebu Landmasters, Inc.	5,000	267
*Century Pacific Food, Inc.	4,700	2,026
China Banking Corp.	500	257
Cosco Capital, Inc.	4,000	375
D&L Industries, Inc.	5,300	726
DMCI Holdings, Inc.	8,400	1,339
DoubleDragon Corp.	1,500	238
*East West Banking Corp.	1,600	247
Emperador, Inc.	3,500	1,307
Filinvest Land, Inc.	35,000	704
First Gen Corp.	700	313
First Philippine Holdings Corp.	60	80
Ginebra San Miguel, Inc.	130	271
Global Ferronickel Holdings, Inc.	18,000	900
Globe Telecom, Inc.	30	1,304
GT Capital Holdings, Inc.	220	2,124
*Integrated Micro-Electronics, Inc.	1,100	148
International Container Terminal Services, Inc.	1,770	7,310
JG Summit Holdings, Inc.	2,130	2,272
Jollibee Foods Corp.	550	2,265
LT Group, Inc.	5,100	832
*MacroAsia Corp.	1,600	160
Manila Electric Co.	140	945
*Megawide Construction Corp.	900	86
Megaworld Corp.	25,000	1,370
Metro Pacific Investments Corp.	18,000	1,310
Metropolitan Bank & Trust Co.	70,920	69,419
Nickel Asia Corp.	8,900	1,311
*Petron Corp.	6,000	368
Philex Mining Corp.	9,100	868
*Philippine National Bank	700	255
*Philippine Seven Corp.	90	112
*Pilipinas Shell Petroleum Corp.	2,600	856
PLDT, Inc., Sponsored ADR	48	1,707
Premium Leisure Corp.	20,000	186
Puregold Price Club, Inc.	3,200	2,023
*PXP Energy Corp.	1,000	90
Robinsons Land Corp.	5,400	1,978
Robinsons Retail Holdings, Inc.	1,440	1,476
San Miguel Corp.	800	1,629
San Miguel Food and Beverage, Inc.	520	618
Security Bank Corp.	1,440	2,841
Semirara Mining & Power Corp.	1,600	843
SM Investments Corp.	80	1,305
SM Prime Holdings, Inc.	3,600	2,413
Union Bank of the Philippines	660	923
Universal Robina Corp.	7,290	14,313
Vista Land & Lifescapes, Inc.	30,000	1,483
Wilcon Depot, Inc.	2,700	1,448

TOTAL PHILIPPINES		292,334

POLAND (0.8%)
*11 bit studios SA	4	478

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
POLAND (Continued)
AB SA	20	$209
*Agora SA	76	97
*Alior Bank SA	2,233	18,286
*Allegro.eu SA	573	2,974
Alumetal SA	36	568
Amica SA	28	579
*AmRest Holdings SE	184	722
Apator SA	56	220
*ASBISc Enterprises PLC	2,408	6,691
Asseco Poland SA	999	17,548
Asseco South Eastern Europe SA	28	297
Auto Partner SA	152	497
Bank Handlowy w Warszawie SA	36	484
*Bank Millennium SA	620	703
*Bank Ochrony Srodowiska SA	192	372
Bank Polska Kasa Opieki SA	750	16,563
*Boryszew SA	268	244
Budimex SA	36	1,655
*CCC SA	2,676	31,514
CD Projekt SA	614	16,739
Celon Pharma SA	20	99
Ciech SA	100	892
Cognor Holding SA	412	550
ComArch SA	8	310
Cyfrowy Polsat SA	2,918	15,926
Develia SA	880	700
*Dino Polska SA	225	14,608
Dom Development SA	20	428
Echo Investment SA	256	197
*Enea SA	600	1,300
*Erbud SA	16	123
Eurocash SA	6,316	16,937
Fabryki Mebli Forte SA	12	103
*Famur SA	892	572
Ferro SA	52	356
*Globe Trade Centre SA	60	82
*Grupa Azoty SA	1,301	11,727
Grupa Kety SA	92	13,310
*Grupa Lotos SA	1,414	22,114
ING Bank Slaski SA	36	1,598
Inter Cars SA	226	20,881
*Jastrzebska Spolka Weglowa SA	738	11,246
KGHM Polska Miedz SA	1,003	32,762
LiveChat Software SA	32	685
*Lubelski Wegiel Bogdanka SA	2,007	24,197
*mBank SA	188	12,676
*Mercator Medical SA	12	198
Neuca SA	4	676
NEWAG SA	20	89
*Orange Polska SA	4,488	6,851
*PGE Polska Grupa Energetyczna SA	6,811	15,167
*PKP Cargo SA	112	294
PlayWay SA	4	227
*Polimex-Mostostal SA	816	649
Polski Koncern Naftowy ORLEN SA	2,735	46,421
Polskie Gornictwo Naftowe i Gazownictwo SA	5,566	7,814

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
POLAND (Continued)
*Powszechna Kasa Oszczednosci Bank Polski SA	2,442	$18,055
Powszechny Zaklad Ubezpieczen SA	3,703	25,618
Santander Bank Polska SA	53	3,232
*Tauron Polska Energia SA	28,177	21,271
TIM SA	28	231
*VRG SA	328	279
Warsaw Stock Exchange	32	280
Wirtualna Polska Holding SA	40	899
*Zespol Elektrowni Patnow Adamow Konin SA	96	362

TOTAL POLAND		470,432

QATAR (1.0%)
Aamal Co.	7,032	2,269
Ahli Bank QSC	216	237
Al Khaleej Takaful Group QSC	344	348
Al Meera Consumer Goods Co. QSC	384	2,003
Baladna	2,736	1,101
Barwa Real Estate Co.	110,220	102,752
Commercial Bank PSQC (The)	48,514	102,430
Doha Bank QPSC	5,964	4,258
Doha Insurance Co. QSC	704	377
*Gulf International Services QSC	2,972	1,589
Gulf Warehousing Co.	1,124	1,310
Industries Qatar QSC	392	2,025
*Investment Holding Group	956	606
Mannai Corp. QSC	876	2,138
Masraf Al Rayan QSC	2,976	4,405
*Mazaya Real Estate Development QPSC	1,532	375
Medicare Group	396	750
Mesaieed Petrochemical Holding Co.	3,824	2,720
Ooredoo QPSC	1,672	3,438
Qatar Aluminum Manufacturing Co.	6,424	4,233
Qatar Electricity & Water Co. QSC	504	2,367
*Qatar First Bank	2,516	1,083
Qatar Fuel QSC	976	4,912
Qatar Gas Transport Co., Ltd.	80,146	75,266
Qatar Industrial Manufacturing Co. QSC	668	569
Qatar Insurance Co. SAQ	6,204	4,174
Qatar International Islamic Bank QSC	840	2,664
Qatar Islamic Bank SAQ	632	4,250
Qatar Islamic Insurance Group	172	406
Qatar National Bank QPSC	28,314	180,765
Qatar National Cement Co. QSC	1,020	1,421
*Salam International Investment, Ltd. QSC	2,284	634
United Development Co. QSC	242,358	96,497
Vodafone Qatar QSC	6,624	3,000
*Widam Food Co.	192	164
Zad Holding Co.	316	1,588

TOTAL QATAR		619,124

SAUDI ARABIA (0.6%)
*Abdul Mohsen Al-Hokair Tourism and Development Co.	76	314
Abdullah Al Othaim Markets Co.	68	2,027
Advanced Petrochemical Co.	296	5,295
*Al Alamiya for Cooperative Insurance Co.	48	280

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SAUDI ARABIA (Continued)
*Al Babtain Power & Telecommunication Co.	68	$527
Al Hammadi Co. for Development and Investment	120	1,561
*Al Hassan Ghazi Ibrahim Shaker Co.	92	466
*Al Jouf Agricultural Development Co.	36	505
*Al Jouf Cement Co.	204	537
*Al Kathiri Holding Co.	12	206
Al Khaleej Training and Education Co.	96	464
Al Moammar Information Systems Co.	24	850
Al Rajhi Bank	544	25,613
*Al Rajhi Co. for Co-operative Insurance	44	929
*Al Sagr Cooperative Insurance Co.	60	183
Al Yamamah Steel Industries Co.	84	894
*AlAbdullatif Industrial Investment Co.	80	486
Alandalus Property Co.	84	403
Alaseel Co.	36	421
Aldrees Petroleum and Transport Services Co.	92	1,936
*Al-Etihad Cooperative Insurance Co.	56	304
Alinma Bank	744	8,222
*AlJazira Takaful Ta’awuni Co.	80	405
*Allianz Saudi Fransi Cooperative Insurance Co.	104	587
Almarai Co. JSC	268	3,715
Alujain Holding	80	1,640
Arab National Bank	540	5,068
Arabian Cement Co.	164	1,834
Arabian Centres Co., Ltd.	136	802
*Arabian Shield Cooperative Insurance Co.	72	377
Arriyadh Development Co.	212	1,729
*Aseer Trading Tourism & Manufacturing Co.	184	908
Astra Industrial Group	144	1,912
Ataa Educational Co.	40	627
*AXA Cooperative Insurance Co.	68	631
*Baazeem Trading Co.	12	307
*Bank AlBilad	372	5,137
Bank Al-Jazira	872	7,358
Banque Saudi Fransi	868	12,543
*Basic Chemical Industries, Ltd.	32	374
Bawan Co.	104	1,004
Bupa Arabia for Cooperative Insurance Co.	92	4,077
*Buruj Cooperative Insurance Co.	44	302
*Chubb Arabia Cooperative Insurance Co.	28	209
City Cement Co.	196	1,468
Co. For Cooperative Insurance (The)	176	3,238
Dallah Healthcare Co.	44	1,413
*Dar Al Arkan Real Estate Development Co.	732	2,112
Dr Sulaiman Al Habib Medical Services Group Co.	60	3,199
*Dur Hospitality Co.	132	922
Eastern Province Cement Co.	140	1,812
Electrical Industries Co.	60	445
*Emaar Economic City	544	1,590
Etihad Etisalat Co.	960	11,070
*Fawaz Abdulaziz Al Hokair & Co.	192	686
Fitaihi Holding Group	40	407
*Gulf General Cooperative Insurance Co.	80	218
Hail Cement Co.	140	538
Halwani Brothers Co.	32	713
*Herfy Food Services Co.	60	896

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SAUDI ARABIA (Continued)
Jarir Marketing Co.	92	$4,709
*Jazan Energy and Development Co.	72	348
*L’Azurde Co for Jewelry	116	552
Leejam Sports Co. JSC	48	1,415
Maharah Human Resources Co.	44	960
*Methanol Chemicals Co.	84	1,091
*Middle East Healthcare Co.	124	1,190
*Middle East Paper Co.	64	1,073
*Middle East Specialized Cables Co.	64	275
*Mobile Telecommunications Co.	1,180	4,385
Mouwasat Medical Services Co.	76	4,883
Najran Cement Co.	276	1,351
*Nama Chemicals Co.	36	399
*National Agriculture Development Co. (The)	144	1,232
National Co. for Glass Industries (The)	48	504
National Co. for Learning & Education	24	347
National Gas & Industrialization Co.	68	885
National Gypsum	44	471
*National Industrialization Co.	452	2,487
National Medical Care Co.	48	1,010
Northern Region Cement Co.	260	943
Qassim Cement Co. (The)	96	2,058
*Rabigh Refining & Petrochemical Co.	500	3,839
Riyad Bank	904	9,833
SABIC Agri-Nutrients Co.	352	15,259
Sahara International Petrochemical Co.	860	13,138
*Saudi Arabian Cooperative Insurance Co.	44	256
*Saudi Arabian Mining Co.	560	20,604
Saudi Automotive Services Co.	56	572
Saudi Basic Industries Corp.	1,068	37,301
Saudi British Bank (The)	732	8,753
Saudi Cement Co.	196	3,020
Saudi Ceramic Co.	124	1,702
Saudi Chemical Co. Holding	140	1,288
*Saudi Co. For Hardware CJSC	48	535
Saudi Electricity Co.	668	4,817
*Saudi Ground Services Co.	224	2,054
Saudi Industrial Investment Group	436	3,836
Saudi Industrial Services Co.	136	1,019
Saudi Investment Bank (The)	676	4,145
*Saudi Kayan Petrochemical Co.	1,964	9,886
*Saudi Marketing Co.	68	482
Saudi National Bank (The)	592	12,469
*Saudi Paper Manufacturing Co.	28	342
Saudi Pharmaceutical Industries & Medical Appliances Corp.	140	1,344
*Saudi Printing & Packaging Co.	60	319
*Saudi Public Transport Co.	148	851
*Saudi Re for Cooperative Reinsurance Co.	128	526
*Saudi Real Estate Co.	180	1,070
*Saudi Research & Media Group	56	3,948
*Saudi Steel Pipe Co.	36	234
Saudi Telecom Co.	800	24,741
Saudia Dairy & Foodstuff Co.	44	2,065
Savola Group (The)	380	3,617
*Seera Group Holding	428	2,510

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SAUDI ARABIA (Continued)
Southern Province Cement Co.	184	$3,277
Tabuk Cement Co.	128	610
*Takween Advanced Industries Co.	88	355
*The Mediterranean & Gulf Insurance & Reinsurance Co.	152	617
Umm Al-Qura Cement Co.	108	744
United Electronics Co.	72	2,469
United International Transportation Co.	140	1,844
United Wire Factories Co.	52	425
*Walaa Cooperative Insurance Co.	92	407
*Yamama Cement Co.	292	2,721
Yanbu Cement Co.	220	2,475
Yanbu National Petrochemical Co.	576	9,383
Zahrat Al Waha For Trading Co.	16	386
*Zamil Industrial Investment Co.	88	544

TOTAL SAUDI ARABIA		389,896

SOUTH AFRICA (3.7%)
Absa Group, Ltd.	6,602	71,729
Adcock Ingram Holdings, Ltd.	216	733
Advtech, Ltd.	1,740	1,958
AECI, Ltd.	3,121	20,094
African Rainbow Minerals, Ltd.	376	6,226
Afrimat, Ltd.	92	379
Alexander Forbes Group Holdings, Ltd.	1,348	402
Altron, Ltd., Class A	844	463
Alviva Holdings, Ltd.	296	376
Anglo American Platinum, Ltd.	275	30,509
AngloGold Ashanti, Ltd., Sponsored ADR	3,935	80,353
*ArcelorMittal South Africa, Ltd.	3,686	1,895
Aspen Pharmacare Holdings, Ltd.	3,285	35,335
Astral Foods, Ltd.	2,145	20,724
*Aveng, Ltd.	500	471
AVI, Ltd.	8,861	38,528
Barloworld, Ltd.	4,821	34,950
Bid Corp., Ltd.	1,578	32,974
*Blue Label Telecoms, Ltd.	1,344	478
Capitec Bank Holdings, Ltd.	225	31,626
Cashbuild, Ltd.	44	792
*City Lodge Hotels, Ltd.	464	133
Clicks Group, Ltd.	2,375	46,673
Coronation Fund Managers, Ltd.	6,757	17,866
Curro Holdings, Ltd.	436	289
DataTec, Ltd.	3,600	8,941
Dis-Chem Pharmacies, Ltd.	824	2,003
*Discovery, Ltd.	2,885	27,773
DRDGOLD, Ltd., ADR	124	992
Exxaro Resources, Ltd.	1,625	23,271
*Famous Brands, Ltd.	160	645
FirstRand, Ltd.	20,866	90,357
Foschini Group, Ltd. (The)	2,553	22,424
Gold Fields, Ltd., Sponsored ADR	6,892	92,560
Grindrod Shipping Holdings, Ltd.	24	617
Grindrod, Ltd.	1,064	461
Harmony Gold Mining Co., Ltd., Sponsored ADR	27,386	112,009
Hudaco Industries, Ltd.	108	1,012
Impala Platinum Holdings, Ltd.	9,684	126,259

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SOUTH AFRICA (Continued)
Investec, Ltd.	368	$2,239
Invicta Holdings, Ltd.	144	290
Italtile, Ltd.	864	939
JSE, Ltd.	3,302	23,174
KAP Industrial Holdings, Ltd.	63,947	20,620
Kumba Iron Ore, Ltd.	475	16,037
Lewis Group, Ltd.	132	401
Libstar Holdings, Ltd.	648	230
Life Healthcare Group Holdings, Ltd.	24,712	33,624
*Massmart Holdings, Ltd.	236	624
Merafe Resources, Ltd.	4,900	533
Metair Investments, Ltd.	544	971
Momentum Metropolitan Holdings	21,794	23,191
Motus Holdings, Ltd.	4,219	30,343
Mpact, Ltd.	292	599
Mr Price Group, Ltd.	1,850	25,158
MTN Group, Ltd.	14,069	150,055
MultiChoice Group	5,628	46,010
*Murray & Roberts Holdings, Ltd.	764	536
*Nampak, Ltd.	1,992	370
Nedbank Group, Ltd.	4,793	67,182
NEPI Rockcastle PLC	3,103	18,856
Netcare, Ltd.	24,559	23,680
Oceana Group, Ltd.	2,552	8,995
Old Mutual, Ltd.	86,118	69,096
Omnia Holdings, Ltd.	5,599	29,527
Pepkor Holdings, Ltd.	18,004	24,383
Pick n Pay Stores, Ltd.	8,268	30,095
*PPC, Ltd.	121,994	29,773
PSG Konsult, Ltd.	844	722
Raubex Group, Ltd.	404	1,081
RCL Foods, Ltd.	404	284
Reunert, Ltd.	488	1,359
RFG Holdings, Ltd.	384	291
Royal Bafokeng Platinum, Ltd.	2,028	20,259
Sanlam, Ltd.	11,517	47,936
Santam, Ltd.	675	12,468
*Sappi, Ltd.	1,888	6,960
*Sasol, Ltd.	3,120	77,482
Shoprite Holdings, Ltd.	2,353	34,072
Sibanye Stillwater, Ltd., ADR	7,264	99,807
SPAR Group, Ltd. (The)	1,382	14,459
Spur Corp., Ltd.	164	242
*Stadio Holdings, Ltd.	968	251
Standard Bank Group, Ltd.	9,037	95,991
*Steinhoff International Holdings	12,356	2,047
*Sun International, Ltd.	544	987
Super Group, Ltd.	8,169	13,883
*Telkom SA SOC, Ltd.	8,343	24,929
The Bidvest Group Ltd	2,743	37,816
Tiger Brands, Ltd.	2,503	24,530
Truworths International, Ltd.	5,096	18,121
*Tsogo Sun Gaming, Ltd.	1,012	717
*Tsogo Sun Hotels, Ltd.	2,180	452
Vodacom Group, Ltd.	2,296	22,062

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
SOUTH AFRICA (Continued)
Wilson Bayly Holmes-Ovcon, Ltd.	160	$754
Woolworths Holdings, Ltd.	9,669	36,325

TOTAL SOUTH AFRICA		2,259,098

TAIWAN (17.8%)
AcBel Polytech, Inc.	2,000	1,964
Accton Technology Corp.	5,000	39,524
Acer, Inc.	174,000	162,929
*Acon Holding, Inc.	1,000	407
ADATA Technology Co., Ltd.	2,000	4,790
Advanced International Multitech Co., Ltd.	1,000	2,890
Advancetek Enterprise Co., Ltd.	2,000	1,537
*ALI Corp.	21,000	18,916
All Ring Tech Co., Ltd.	1,000	3,919
Alltop Technology Co., Ltd.	1,000	5,564
*Ambassador Hotel (The)	2,000	2,141
Apex International Co., Ltd.	42,000	135,937
Ardentec Corp.	2,000	2,952
ASE Technology Holding Co., Ltd.	48,000	155,682
Asia Cement Corp.	3,000	4,896
Asia Optical Co., Inc.	1,000	2,402
*Asia Pacific Telecom Co., Ltd.	6,000	1,539
Asia Vital Components Co., Ltd.	37,000	131,177
Asustek Computer, Inc.	2,000	24,224
AU Optronics Corp.	234,000	136,150
Bank of Kaohsiung Co., Ltd.	1,000	482
BenQ Materials Corp.	4,000	4,315
BES Engineering Corp.	426,000	138,023
Brighton-Best International Taiwan, Inc.	3,000	3,623
*Cameo Communications, Inc.	3,000	965
Capital Securities Corp.	5,000	2,663
Career Technology MFG. Co., Ltd.	3,000	2,132
Cathay Financial Holding Co., Ltd.	90,000	190,836
Cathay Real Estate Development Co., Ltd.	1,000	624
CCP Contact Probes Co., Ltd.	4,000	7,884
Century Iron & Steel Industrial Co., Ltd.	1,000	4,326
Chailease Holding Co., Ltd.	19,000	152,449
*Chain Chon Industrial Co., Ltd.	162,000	108,823
*Champion Building Materials Co., Ltd.	1,000	399
Chang Hwa Commercial Bank, Ltd.	7,000	4,393
Channel Well Technology Co., Ltd.	1,000	1,211
Cheng Loong Corp.	3,000	3,404
*Cheng Mei Materials Technology Corp.	34,000	13,784
Cheng Shin Rubber Industry Co., Ltd.	4,000	4,539
*Chicony Electronics Co., Ltd.	1,000	2,799
*China Airlines, Ltd.	69,000	65,195
China Bills Finance Corp.	2,000	1,201
China Chemical & Pharmaceutical Co., Ltd.	2,000	1,649
China Development Financial Holding Corp.	96,000	58,462
China Metal Products	1,000	1,120
China Steel Corp.	201,000	246,174
Chin-Poon Industrial Co., Ltd.	2,000	2,053
Chipbond Technology Corp.	46,000	104,717
ChipMOS Technologies, Inc., ADR	100	3,117
Chong Hong Construction Co., Ltd.	1,000	2,483
Chun Yuan Steel Industry Co., Ltd.	2,000	1,452

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
Chung Hung Steel Corp.	11,000	$14,237
*Chung Hwa Chemical Industrial Works, Ltd.	54,000	76,212
*Chung Hwa Pulp Corp.	1,000	650
Chung-Hsin Electric & Machinery Manufacturing Corp.	2,000	3,691
Chunghwa Telecom Co., Ltd., Sponsored ADR	200	8,764
Compal Electronics, Inc.	8,000	6,039
Compeq Manufacturing Co., Ltd.	6,000	9,333
Concord Securities Co., Ltd.	3,000	1,405
Continental Holdings Corp.	2,000	1,812
Coretronic Corp.	1,000	1,937
Co-Tech Development Corp.	5,000	9,856
*CSBC Corp. Taiwan	2,000	1,425
CTBC Financial Holding Co., Ltd.	224,000	222,286
CTCI Corp.	37,000	58,496
CviLux Corp.	2,000	2,687
CyberTAN Technology, Inc.	2,000	1,533
DA CIN Construction Co., Ltd.	1,000	1,064
*Da-Li Development Co., Ltd.	3,000	3,165
Darfon Electronics Corp.	14,000	22,514
*Darwin Precisions Corp.	2,000	719
De Licacy Industrial Co., Ltd.	2,000	1,035
Delta Electronics, Inc.	23,000	195,077
D-Link Corp.	3,000	1,725
Dynamic Electronics Co., Ltd.	3,000	2,178
E Ink Holdings, Inc.	22,000	129,871
E.Sun Financial Holding Co., Ltd.	7,000	8,039
Eastern Media International Corp.	1,000	986
Edom Technology Co., Ltd.	5,000	5,980
Elan Microelectronics Corp.	2,000	10,246
*E-Lead Electronic Co., Ltd.	1,000	2,765
Elite Material Co., Ltd.	1,000	7,532
Elite Semiconductor Microelectronics Technology, Inc.	2,000	8,482
Elitegroup Computer Systems Co., Ltd.	2,000	1,276
*ENNOSTAR, Inc.	2,000	3,983
*Episil-Precision, Inc.	3,000	9,384
Eternal Materials Co., Ltd.	108,000	139,234
*Etron Technology, Inc.	1,000	2,097
*Eva Airways Corp.	77,000	93,130
*Everest Textile Co., Ltd.	5,000	1,476
Evergreen International Storage & Transport Corp.	2,000	2,450
Evergreen Marine Corp. Taiwan, Ltd.	47,000	231,209
Everlight Chemical Industrial Corp.	2,000	1,547
Far Eastern Department Stores, Ltd.	3,000	2,117
Far Eastern International Bank	6,000	2,443
Far Eastern New Century Corp.	3,000	3,058
Far EasTone Telecommunications Co., Ltd.	4,000	11,236
Federal Corp.	3,000	2,310
Feng Hsin Steel Co., Ltd.	2,000	5,645
Feng TAY Enterprise Co., Ltd.	20,000	129,938
First Financial Holding Co., Ltd.	31,000	29,238
*First Steamship Co., Ltd.	202,000	75,727
FLEXium Interconnect, Inc.	1,000	3,142
Formosa Chemicals & Fibre Corp.	66,000	178,908
Formosa Petrochemical Corp.	2,000	6,215
Formosa Plastics Corp.	3,000	10,738

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
Formosan Union Chemical	145,000	$128,641
Froch Enterprise Co., Ltd.	2,000	2,243
Fubon Financial Holding Co., Ltd.	94,000	237,268
*Fulltech Fiber Glass Corp.	2,000	902
Gemtek Technology Corp.	20,000	20,729
General Interface Solution Holding, Ltd.	1,000	3,111
Getac Holdings Corp.	1,000	1,562
Giant Manufacturing Co., Ltd.	1,000	8,431
*Giantplus Technology Co., Ltd.	2,000	716
Gigabyte Technology Co., Ltd.	1,000	3,681
Global Brands Manufacture, Ltd.	2,000	2,222
Globe Union Industrial Corp.	1,000	417
Gloria Material Technology Corp.	110,000	107,852
Gold Circuit Electronics, Ltd.	4,000	11,264
Goldsun Building Materials Co., Ltd.	2,000	1,985
Great Wall Enterprise Co., Ltd.	1,000	1,791
Greatek Electronics, Inc.	2,000	4,689
HannsTouch Solution, Inc.	291,000	116,003
Hey Song Corp.	1,000	1,211
Highwealth Construction Corp.	19,000	30,264
Hocheng Corp.	1,000	473
Holtek Semiconductor, Inc.	24,000	76,212
Hon Hai Precision Industry Co., Ltd.	70,000	242,235
Hong Pu Real Estate Development Co., Ltd.	1,000	706
Hong TAI Electric Industrial	1,000	1,035
Hsin Kuang Steel Co., Ltd.	1,000	2,185
HUA ENG Wire & Cable Co., Ltd.	7,000	5,153
Hua Nan Financial Holdings Co., Ltd.	7,000	5,640
Huaku Development Co., Ltd.	1,000	3,128
Hung Sheng Construction, Ltd.	2,000	1,717
IBF Financial Holdings Co., Ltd.	280,000	152,466
Ichia Technologies, Inc.	2,000	1,059
*I-Chiun Precision Industry Co., Ltd.	19,000	24,205
Innolux Corp.	404,000	187,091
Inventec Corp.	4,000	3,447
ITE Technology, Inc.	46,000	150,444
ITEQ Corp.	2,000	7,125
KEE TAI Properties Co., Ltd.	2,000	835
Kenda Rubber Industrial Co., Ltd.	2,000	2,141
Kerry TJ Logistics Co., Ltd.	2,000	3,023
Kindom Development Co., Ltd.	1,000	1,176
King Yuan Electronics Co., Ltd.	71,000	97,435
King’s Town Bank Co., Ltd.	107,000	141,938
Kinpo Electronics	3,000	1,445
KNH Enterprise Co., Ltd.	1,000	806
Kung Sing Engineering Corp.	4,000	1,090
Kuo Toong International Co., Ltd.	1,000	728
Kuo Yang Construction Co., Ltd.	1,000	685
*Lealea Enterprise Co., Ltd.	5,000	1,824
*Li Peng Enterprise Co., Ltd.	3,000	835
*Lingsen Precision Industries, Ltd.	4,000	2,870
Lite-On Technology Corp.	66,000	145,545
Longchen Paper & Packaging Co., Ltd.	2,000	1,364
Macronix International Co., Ltd.	4,000	5,184
Makalot Industrial Co., Ltd.	1,000	6,209
MediaTek, Inc.	1,000	28,159

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
Mega Financial Holding Co., Ltd.	133,000	$187,708
Mercuries & Associates Holding, Ltd.	1,000	694
*Mercuries Life Insurance Co., Ltd.	5,000	1,318
Merry Electronics Co., Ltd.	1,000	2,782
Micro-Star International Co., Ltd.	2,000	8,210
Namchow Holdings Co., Ltd.	1,000	1,620
Nan Ya Plastics Corp.	16,000	47,063
Nantex Industry Co., Ltd.	1,000	1,863
Nanya Technology Corp.	3,000	6,677
Novatek Microelectronics Corp.	1,000	13,520
O-Bank Co., Ltd.	3,000	971
OptoTech Corp.	2,000	2,819
*Orient Semiconductor Electronics, Ltd.	2,000	1,306
*Oriental Union Chemical Corp.	2,000	1,391
O-TA Precision Industry Co., Ltd.	1,000	4,851
Pan Jit International, Inc.	2,000	5,164
Pegatron Corp.	3,000	7,155
Powertech Technology, Inc.	2,000	6,337
President Chain Store Corp.	2,000	18,558
President Securities Corp.	2,000	1,411
Primax Electronics, Ltd.	3,000	5,689
Prince Housing & Development Corp.	2,000	848
Qisda Corp.	2,000	2,144
Quanta Computer, Inc.	3,000	8,529
Quanta Storage, Inc.	1,000	1,350
Quintain Steel Co., Ltd.	1,000	572
Radiant Opto-Electronics Corp.	44,000	153,008
Radium Life Tech Co., Ltd.	3,000	1,023
Realtek Semiconductor Corp.	1,000	13,825
Rechi Precision Co., Ltd.	2,000	1,170
Rich Development Co., Ltd.	4,000	1,239
*Ritek Corp.	6,000	1,822
*Roo Hsing Co., Ltd.	4,000	695
Run Long Construction Co., Ltd.	2,000	4,119
Sampo Corp.	3,000	3,155
Sanyang Motor Co., Ltd.	2,000	1,893
Savior Lifetec Corp.	4,000	2,599
ScinoPharm Taiwan, Ltd.	2,000	1,662
Sercomm Corp.	1,000	2,829
Shanghai Commercial & Savings Bank, Ltd. (The)	3,000	4,987
*Shih Wei Navigation Co., Ltd.	2,000	3,019
Shin Kong Financial Holding Co., Ltd.	433,000	144,404
*Shining Building Business Co., Ltd.	1,000	341
Shinkong Insurance Co., Ltd.	1,000	1,839
*Shuttle, Inc.	2,000	835
Sigurd Microelectronics Corp.	2,000	3,834
Simplo Technology Co., Ltd.	1,000	9,890
Sinbon Electronics Co., Ltd.	2,000	17,676
Sincere Navigation Corp.	1,000	1,020
Sino-American Silicon Products, Inc., Class A	1,000	5,055
Sinon Corp.	111,000	118,247
SinoPac Financial Holdings Co., Ltd.	10,000	6,192
Sinyi Realty, Inc.	1,000	1,198
Solar Applied Materials Technology Corp.	13,000	21,611
Standard Foods Corp.	58,000	99,174

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
Sunny Friend Environmental Technology Co., Ltd.	1,000	$7,633
Sunonwealth Electric Machine Industry Co., Ltd.	7,000	9,143
*Supreme Electronics Co., Ltd.	15,000	23,536
Synmosa Biopharma Corp.	2,000	1,859
Synnex Technology International Corp.	2,000	5,259
TA Chen Stainless Pipe	72,000	108,456
Ta Ya Electric Wire & Cable	74,000	71,174
Taichung Commercial Bank Co., Ltd.	5,000	2,536
Tainan Spinning Co., Ltd.	4,000	2,795
Taishin Financial Holding Co., Ltd.	9,000	5,923
Taita Chemical Co., Ltd.	2,000	2,097
Taiwan Business Bank	9,000	3,893
Taiwan Cement Corp.	5,000	7,786
Taiwan Cogeneration Corp.	1,000	1,296
Taiwan Cooperative Financial Holding Co., Ltd.	9,000	8,702
Taiwan Fertilizer Co., Ltd.	1,000	2,541
Taiwan Fire & Marine Insurance Co., Ltd.	1,000	684
Taiwan Glass Industry Corp.	3,000	2,285
Taiwan High Speed Rail Corp.	20,000	18,999
Taiwan Hon Chuan Enterprise Co., Ltd.	1,000	2,558
Taiwan Mobile Co., Ltd.	21,000	77,302
Taiwan Navigation Co., Ltd.	1,000	1,281
Taiwan Paiho, Ltd.	2,000	4,553
Taiwan PCB Techvest Co., Ltd.	2,000	3,328
Taiwan Sakura Corp.	1,000	2,107
Taiwan Secom Co., Ltd.	1,000	3,715
Taiwan Semiconductor Co., Ltd.	1,000	2,629
Taiwan Semiconductor Manufacturing Co., Ltd.	127,000	2,318,061
Taiwan Shin Kong Security Co., Ltd.	1,000	1,357
Taiwan Styrene Monomer	3,000	1,654
Taiwan Surface Mounting Technology Corp.	7,000	25,055
*Taiwan TEA Corp.	2,000	1,296
Taiwan Union Technology Corp.	2,000	5,231
*Tatung Co., Ltd.	3,000	3,415
Test Rite International Co., Ltd.	1,000	743
The First Insurance Co., Ltd.	1,000	550
Ton Yi Industrial Corp.	1,000	538
Tong Yang Industry Co., Ltd.	1,000	1,126
*Tong-Tai Machine & Tool Co., Ltd.	1,000	506
TPK Holding Co., Ltd.	2,000	2,331
Transcend Information, Inc.	1,000	2,412
Tripod Technology Corp.	1,000	4,207
TSRC Corp.	2,000	2,185
TTY Biopharm Co., Ltd.	2,000	5,069
Tung Ho Steel Enterprise Corp.	2,000	4,288
TXC Corp.	1,000	3,087
TYC Brother Industrial Co., Ltd.	1,000	662
*Tycoons Group Enterprise	2,000	743
Tyntek Corp.	2,000	1,486
U-Ming Marine Transport Corp.	38,000	82,767
Unimicron Technology Corp.	1,000	7,226
*Union Bank Of Taiwan	39,000	21,435
Uni-President Enterprises Corp.	5,000	11,603
*Unitech Printed Circuit Board Corp.	4,000	2,266
United Microelectronics Corp.	165,000	267,578
Universal Cement Corp.	2,000	1,377

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TAIWAN (Continued)
Universal Vision Biotechnology Co., Ltd.	1,000	$8,482
Unizyx Holding Corp.	2,000	1,934
UPC Technology Corp.	2,000	1,123
Userjoy Technology Co., Ltd.	1,000	2,673
USI Corp.	2,000	1,964
Vanguard International Semiconductor Corp.	45,000	161,066
Visual Photonics Epitaxy Co., Ltd.	36,000	106,013
Wafer Works Corp.	2,000	3,684
Walsin Lihwa Corp.	4,000	6,080
Walsin Technology Corp.	1,000	4,156
Walton Advanced Engineering, Inc.	2,000	1,004
Wan Hai Lines, Ltd.	1,000	4,953
We & Win Development Co., Ltd.	1,000	371
Wei Chuan Foods Corp.	1,000	763
Weikeng Industrial Co., Ltd.	135,000	139,005
Win Semiconductors Corp.	1,000	6,633
Winbond Electronics Corp.	6,000	5,547
Wisdom Marine Lines Co., Ltd.	1,000	3,128
Wistron Corp.	5,000	4,835
Wistron NeWeb Corp.	1,000	2,602
WPG Holdings, Ltd.	14,000	25,791
WT Microelectronics Co., Ltd.	1,000	2,436
Yageo Corp.	1,000	13,723
*Yang Ming Marine Transport Corp.	25,000	106,868
YC INOX Co., Ltd.	2,000	2,178
Yem Chio Co., Ltd.	3,000	1,562
YFY, Inc.	4,000	4,241
*Yieh Phui Enterprise Co., Ltd.	165,000	119,514
Yuanta Financial Holding Co., Ltd.	116,000	102,913
*Yuen Foong Yu Consumer Products Co., Ltd.	1,000	1,569
Yulon Motor Co., Ltd.	2,000	2,687
YungShin Global Holding Corp.	1,000	1,457
Zhen Ding Technology Holding, Ltd.	2,000	7,192
Zig Sheng Industrial Co., Ltd.	3,000	1,425
*Zinwell Corp.	2,000	1,177

TOTAL TAIWAN		10,729,658

THAILAND (2.7%) 2S Metal PCL	1,400	206
AAPICO Hitech PCL - NVDR	800	547
Absolute Clean Energy PCL, Class R	6,100	556
Advanced Info Service PCL	9,300	58,380
Advanced Information Technology PCL - NVDR	2,500	515
*Aikchol Hospital PCL	200	113
*Airports of Thailand PCL - NVDR	15,100	29,428
AJ Plast PCL - NVDR	1,000	496
Amanah Leasing PCL	1,300	215
Amata Corp. PCL - NVDR	16,900	10,757
*Ananda Development PCL - NVDR	7,500	278
AP Thailand PCL - NVDR	103,800	35,762
*Aqua Corp. PCL	11,700	202
Asia Green Energy PCL	1,900	244
Asia Plus Group Holdings PCL - NVDR	8,100	799
Asia Precision PCL	1,000	172
Asian Insulators PCL - NVDR	1,200	242

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
THAILAND (Continued)
Asian Sea Corp. PCL - NVDR	1,100	$533
Asiasoft Corp. PCL	600	326
Asset World Corp. PCL	5,700	805
B Grimm Power PCL - NVDR, Class R	1,000	949
Bangchak Corp. PCL - NVDR	31,300	30,615
Bangkok Bank PCL - NVDR	7,300	27,815
Bangkok Chain Hospital PCL	26,500	16,635
Bangkok Dusit Medical Services PCL - NVDR	23,400	17,593
Bangkok Expressway & Metro PCL - NVDR, Class R	5,500	1,325
Bangkok Insurance PCL - NVDR	100	797
Bangkok Land PCL - NVDR	35,700	1,042
Bangkok Life Assurance PCL - NVDR	600	771
*Bangkok Ranch PCL	2,200	200
Banpu PCL	204,400	73,405
Banpu Power PCL - NVDR	1,500	714
BCPG PCL	1,700	611
BEC World PCL - NVDR	2,600	1,177
Berli Jucker PCL - NVDR	6,700	6,700
*Better World Green PCL - NVDR	11,100	347
BG Container Glass PCL - NVDR, Class R	800	234
BTS Group Holdings PCL - NVDR	71,400	18,762
Bumrungrad Hospital PCL - NVDR	200	937
Business Online PCL	700	253
Cal-Comp Electronics Thailand PCL - NVDR	9,800	733
Carabao Group PCL	500	1,599
Central Pattana PCL - NVDR	7,800	13,778
*Central Plaza Hotel PCL - NVDR	400	543
Central Retail Corp. PCL, Class A	10,400	11,994
CH Karnchang PCL - NVDR	17,100	9,736
Charoen Pokphand Foods PCL - NVDR	20,000	14,073
Chularat Hospital PCL - NVDR	192,400	21,908
CK Power PCL - NVDR	4,100	652
Com7 PCL	20,100	24,501
Communication & System Solution PCL, Class R	2,600	176
*Country Group Development PCL - NVDR	16,200	218
CP ALL PCL - NVDR	12,400	23,533
Delta Electronics Thailand PCL - NVDR	100	1,060
Diamond Building Products PCL - NVDR	1,300	290
*DOD Biotech PCL, Class R	700	172
Dohome PCL	1,200	704
Dynasty Ceramic PCL - NVDR	11,200	1,001
*E for L Aim PCL	6,500	222
Eastern Polymer Group PCL - NVDR	2,900	864
Eastern Power Group PCL - NVDR	1,400	215
Eastern Water Resources Development and Management PCL	2,500	551
Ekachai Medical Care PCL - NVDR	800	183
Electricity Generating PCL - NVDR	300	1,458
Energy Absolute PCL	7,200	18,604
*Esso Thailand PCL	38,700	10,565
Exotic Food PCL	400	197
Finansia Syrus Securities PCL	1,600	238
Forth Corp. PCL - NVDR	900	1,104
Forth Smart Service PCL - NVDR	5,700	3,595
Frasers Property Thailand PCL - NVDR, Class R	1,000	447
GFPT PCL - NVDR	42,100	17,209
Global Green Chemicals PCL - NVDR	700	286

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
THAILAND (Continued)
Global Power Synergy PCL - NVDR	600	$1,165
Gulf Energy Development PCL, Class R	10,400	14,803
Gunkul Engineering PCL	42,400	7,180
Haad Thip PCL - NVDR	200	190
Hana Microelectronics PCL - NVDR	20,800	27,328
Home Product Center PCL	59,900	26,234
*Hwa Fong Rubber Thailand PCL	900	215
Ichitan Group PCL - NVDR	1,600	565
*Index Livingmall PCL	700	443
Indorama Ventures PCL - NVDR	6,300	8,323
Infraset PCL, Class R	1,300	197
*Interlink Communication PCL, Class N	900	265
*Interlink Telecom PCL	2,200	382
*Internet Thailand PCL	700	145
*Interpharma PCL, Class R	400	229
Intouch Holdings PCL - NVDR	400	817
IRPC PCL	28,400	2,886
IT City PCL	300	121
*Italian-Thai Development PCL - NVDR	16,700	975
*Jasmine International PCL	163,800	17,599
*Jasmine Technology Solution PCL	200	3,223
Jay Mart PCL	200	365
*JKN Global Media PCL - NVDR, Class R	1,200	226
*JSP Property PCL	7,200	246
Jubilee Enterprise PCL - NVDR	300	207
JWD Infologistics PCL - NVDR	1,300	615
Karmarts PCL - NVDR	1,400	208
KCE Electronics PCL	10,000	17,956
KGI Securities Thailand PCL	5,500	883
Khon Kaen Sugar Industry PCL - NVDR	5,200	623
Kiatnakin Phatra Bank PCL - NVDR	700	1,477
Krung Thai Bank PCL - NVDR	30,600	13,580
Ladprao General Hospital PCL	1,300	216
Lalin Property PCL - NVDR	1,500	409
Land & Houses PCL	57,400	16,005
Lanna Resources PCL	900	525
LH Financial Group PCL - NVDR, Class R	4,900	190
Loxley PCL - NVDR	4,900	326
LPN Development PCL	4,000	537
*Master Ad PCL	12,300	287
*MBK PCL - NVDR	2,300	873
MC Group PCL	1,400	370
MCS Steel PCL - NVDR	1,800	646
Mega Lifesciences PCL - NVDR	1,000	1,431
*Millcon Steel PCL	6,300	213
*Minor International PCL - NVDR	12,400	12,672
MK Restaurants Group PCL - NVDR	400	642
Modernform Group PCL - NVDR	1,300	146
*Mono Next PCL - NVDR	3,500	247
Namyong Terminal PCL - NVDR	1,400	200
*Nawarat Patanakarn PCL	7,500	171
Netbay PCL - NVDR	300	269
Noble Development PCL - NVDR	2,400	350
Nonthavej Hospital PCL	200	212
Northeast Rubber PCL, Class R	537,100	105,852

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
THAILAND (Continued)
Origin Property PCL - NVDR	2,500	$803
Osotspa PCL - NVDR	19,000	19,416
Pacific Pipe PCL	1,600	222
*Plan B Media PCL - NVDR	93,100	21,338
*Platinum Group PCL (The) - NVDR	3,800	353
Polyplex Thailand PCL - NVDR	900	657
*Power Solution Technologies PCL - NVDR	5,500	320
Precious Shipping PCL - NVDR	42,900	23,924
Premier Marketing PCL - NVDR	700	196
Prima Marine PCL - NVDR, Class R	4,200	748
*Principal Capital PCL - NVDR	1,000	131
Property Perfect PCL - NVDR	23,700	346
Pruksa Holding PCL - NVDR	2,400	932
PTG Energy PCL - NVDR	35,600	14,864
PTT Exploration & Production PCL	15,000	66,131
PTT Global Chemical PCL - NVDR	16,600	24,234
PTT PCL	102,300	112,007
Quality Houses PCL - NVDR	475,100	31,072
*Raimon Land PCL	9,400	239
Rajthanee Hospital PCL - NVDR	400	391
Ratch Group PCL - NVDR	1,100	1,413
Ratchaphruek Hospital PCL	1,500	287
Regional Container Lines PCL - NVDR	4,100	5,357
Rojana Industrial Park PCL - NVDR	2,900	533
RPCG PCL	4,200	169
*RS PCL - NVDR	53,400	27,441
*S Hotels & Resorts PCL	4,300	555
S Kijchai Enterprise PCL, Class R	1,000	258
Sabina PCL - NVDR	500	344
Sahamitr Pressure Container PCL - NVDR	800	341
*Samart Corp. PCL - NVDR	1,500	272
Sansiri PCL - NVDR	1,213,000	41,437
Sappe PCL - NVDR	400	385
SC Asset Corp. PCL - NVDR	5,300	569
SCG Ceramics PCL, Class R	2,800	186
SCG Packaging PCL	8,200	13,228
*Seafresh Industry PCL	1,800	200
Sena Development PCL - NVDR	1,900	247
Sermsang Power Corp. Co., Ltd., Class R	1,100	357
Siam Cement PCL (The) - NVDR	5,100	55,095
Siam City Cement PCL - NVDR	300	1,331
Siam Global House PCL	28,100	17,886
Siamgas & Petrochemicals PCL - NVDR	2,400	855
Siamrajathanee PCL	400	188
Sikarin PCL - NVDR	1,800	757
*Singha Estate PCL - NVDR	10,000	575
Sino-Thai Engineering & Construction PCL - NVDR	101,100	38,374
SiS Distribution Thailand PCL - NVDR	300	357
*SKY ICT PCL	1,500	442
SNC Former PCL - NVDR	800	476
Somboon Advance Technology PCL - NVDR	1,000	552
SPCG PCL - NVDR	1,800	883
Sri Trang Agro-Industry PCL - NVDR	28,500	21,011
Sri Trang Gloves Thailand PCL	34,400	24,406
Sriracha Construction PCL	500	187
Srivichai Vejvivat PCL - NVDR	1,300	372

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
THAILAND (Continued)
Star Petroleum Refining PCL - NVDR	96,300	$30,366
Starflex PCL	1,200	152
*STARK Corp. PCL	63,500	8,714
*Stars Microelectronics Thailand PCL - NVDR	1,600	238
Supalai PCL	34,400	21,996
Super Energy Corp. PCL - NVDR, Class R	32,600	828
Susco PCL - NVDR	2,000	195
SVI PCL - NVDR	900	213
Synnex Thailand PCL	700	495
Syntec Construction PCL - NVDR	3,700	194
TAC Consumer PCL - NVDR	900	196
*Tata Steel Thailand PCL	9,700	399
Thai Nakarin Hospital PCL - NVDR	300	320
Thai Oil PCL - NVDR	2,900	4,784
*Thai Reinsurance PCL - NVDR	5,600	175
*Thai Rubber Latex Group PCL - NVDR	2,200	207
Thai Solar Energy PCL - NVDR	1,500	101
Thai Stanley Electric PCL - NVDR	100	499
Thai Union Group PCL - NVDR	78,100	38,537
Thai Vegetable Oil PCL - NVDR	1,800	1,695
Thai Wah PCL - NVDR	1,600	306
Thaicom PCL	2,400	673
Thaifoods Group PCL - NVDR	5,100	625
Thaitheparos PCL - NVDR	300	285
Thanachart Capital PCL - NVDR	1,800	2,115
Thonburi Healthcare Group PCL, Class R	6,000	10,774
Thoresen Thai Agencies PCL - NVDR	154,600	43,785
Tipco Asphalt PCL - NVDR	2,400	1,142
Tisco Financial Group PCL - NVDR	500	1,325
TKS Technologies PCL - NVDR	1,000	362
TMBThanachart Bank PCL - NVDR	22,800	865
TMT Steel PCL - NVDR, Class R	1,100	324
TOA Paint Thailand PCL - NVDR	1,000	847
Total Access Communication PCL	7,500	10,073
TPC Power Holding PCL - NVDR	500	146
TPI Polene PCL - NVDR	19,900	872
TPI Polene Power PCL - NVDR	9,000	1,004
TQM Corp. PCL - NVDR, Class R	700	1,017
*Triton Holding PCL	23,000	148
True Corp. PCL	148,500	20,898
*TTCL PCL - NVDR	1,600	221
TTW PCL - NVDR	2,800	899
*U City PLC	11,500	578
Union Auction PCL - NVDR	600	165
*Unique Engineering & Construction PCL - NVDR	1,900	283
United Paper PCL - NVDR, Class R	1,100	540
Univanich Palm Oil PCL - NVDR	2,100	598
Vanachai Group PCL - NVDR	1,700	405
VGI PCL - NVDR	5,400	782
WHA Corp. PCL - NVDR	9,200	903
WHA Utilities and Power PCL - NVDR	2,300	275
WICE Logistics PCL - NVDR	800	444
Ziga Innovation PCL	7,200	2,334

TOTAL THAILAND		1,608,294

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TURKEY (0.5%)
Agesa Hayat ve Emeklilik A/S	100	$136
Akbank TAS	31,373	18,837
Aksa Akrilik Kimya Sanayii A/S	2,722	8,454
*Aksa Enerji Uretim A/S	1,528	1,713
Alarko Holding A/S	96	174
*Albaraka Turk Katilim Bankasi A/S	2,104	177
Alkim Alkali Kimya A/S	1,967	2,953
*Anadolu Anonim Turk Sigorta Sirketi	736	305
Anadolu Efes Biracilik Ve Malt Sanayii A/S	1,935	3,855
Anadolu Hayat Emeklilik A/S	196	167
Arcelik A/S	1,032	4,679
Aselsan Elektronik Sanayi Ve Ticaret A/S	2,350	3,876
Aygaz A/S	64	140
*Banvit Bandirma Vitaminli Yem Sanayii As	16	96
*Baticim Bati Anadolu Cimento Sanayii As	68	107
*Bera Holding A/S	1,100	769
BIM Birlesik Magazalar A/S	3,744	21,056
*Borusan Mannesmann Boru Sanayi VE Ticaret A/S	92	174
Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	72	159
*Bursa Cimento Fabrikasi A/S	1,368	220
Cemtas Celik Makina Sanayi Ve Ticaret A/S	1,498	2,618
Cimsa Cimento Sanayi VE Ticaret A/S	1,493	3,353
Coca-Cola Icecek AS	404	3,361
Deva Holding A/S	321	809
Dogus Otomotiv Servis ve Ticaret A/S	52	234
EGE Endustri VE Ticaret A/S	70	8,533
*EGE Gubre Sanayii A/S	12	201
Enerjisa Enerji A/S	1,885	1,788
Erbosan Erciyas Boru Sanayii ve Ticaret A/S	654	4,974
Eregli Demir ve Celik Fabrikalari TAS	10,847	24,504
*Fenerbahce Futbol A/S	68	156
Ford Otomotiv Sanayi A/S	375	7,545
*Global Yatirim Holding A/S	26,854	5,296
*Gubre Fabrikalari TAS	268	1,449
*Hektas Ticaret TAS	1,196	1,789
*IhlA/S Holding A/S	4,548	178
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A/S	344	210
*Is Yatirim Menkul Degerler A/S	2,966	4,101
*Izmir Demir Celik Sanayi A/S	9,375	1,590
*Kardemir Karabuk Demir Celik Sanayi VE Ticaret A/S, Class A	372	316
*Kardemir Karabuk Demir Celik Sanayi VE Ticaret A/S, Class B	208	178
*Kardemir Karabuk Demir Celik Sanayi VE Ticaret A/S, Class D	14,111	14,400
*Karel Elektronik Sanayi ve Ticaret A/S	188	157
*Karsan Otomotiv Sanayii VE Ticaret As	13,994	4,766
Kartonsan Karton Sanayi ve Ticaret A/S	44	175
*Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret A/S	2,020	178
KOC Holding A/S	2,843	7,693
Kordsa Teknik Tekstil A/S	665	2,038
*Koza Altin Isletmeleri A/S	200	2,318
*Logo Yazilim Sanayi Ve Ticaret AS	1,241	3,759
Mavi Giyim Sanayi Ve Ticaret AS, Class B	758	4,158
*Migros Ticaret A/S	3,393	10,369
*MLP Saglik Hizmetleri A/S	224	479
Nuh Cimento Sanayi A/S	140	448
*ODAS Elektrik Uretim ve Sanayi Ticaret A/S	30,975	5,108
Otokar Otomotiv Ve Savunma Sanayi A/S	111	3,115

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
TURKEY (Continued)
*Oyak Cimento Fabrikalari As	2,449	$1,770
*Pamukova Yenilenebilir Elektrik Uretim A/S	36	268
*Pegasus Hava Tasimaciligi A/S	253	2,277
*Petkim Petrokimya Holding A/S	16,218	10,415
*Reysas Tasimacilik ve Lojistik Ticaret A/S	496	163
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	720	916
*Sasa Polyester Sanayi A/S	1,268	5,462
*Sekerbank Turk A/S	18,911	1,477
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	2,117	1,654
Sok Marketler Ticaret A/S	488	428
Tat Gida Sanayi A/S	188	181
*TAV Havalimanlari Holding A/S	1,710	4,933
Tekfen Holding A/S	7,614	10,071
*Teknosa Ic Ve Dis Ticaret A/S	392	212
Tofas Turk Otomobil Fabrikasi A/S	982	5,199
*Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	9,770	3,716
*Tukas Gida Sanayi ve Ticaret A/S	228	130
*Turk Hava Yollari AO	4,204	11,676
*Turk Prysmian Kablo ve Sistemleri A/S	96	205
Turk Telekomunikasyon A/S	2,853	1,936
Turk Traktor ve Ziraat Makineleri A/S	204	3,234
Turkcell Iletisim Hizmetleri A/S	13,424	19,554
*Turkiye Halk Bankasi A/S	1,192	434
Turkiye Is Bankasi A/S	15,125	10,721
*Turkiye Petrol Rafinerileri A/S	678	10,689
Turkiye Sigorta A/S	492	170
Turkiye Sise ve Cam Fabrikalari A/S	2,610	3,183
*Turkiye Vakiflar Bankasi TAO	1,008	302
Ulker Biskuvi Sanayi A/S	4,270	4,803
Vestel Beyaz Esya Sanayi ve Ticaret A/S	472	292
Vestel Elektronik Sanayi ve Ticaret A/S	1,363	2,398
Yapi ve Kredi Bankasi A/S	16,096	5,276
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	3,590	3,494
*Zorlu Enerji Elektrik Uretim A/S	1,600	223

TOTAL TURKEY		328,253

UNITED ARAB EMIRATES (1.2%)
Abu Dhabi Commercial Bank PJSC	30,711	85,117
Abu Dhabi Islamic Bank PJSC	39,806	95,152
Abu Dhabi National Hotels	1,060	1,167
Abu Dhabi National Insurance Co. PSC	508	972
Abu Dhabi National Oil Co. for Distribution PJSC	2,784	3,130
Agthia Group PJSC	1,252	1,456
Air Arabia PJSC	7,056	4,130
*Ajman Bank PJSC	2,948	644
Aldar Properties PJSC	3,968	6,104
Amanat Holdings PJSC	2,868	820
*Apex Investment Co. PSC	296	436
Aramex PJSC	1,200	1,333
Dana Gas PJSC	406,766	130,677
*Deyaar Development PJSC	4,116	535
Dubai Financial Market PJSC	1,916	1,393
Dubai Investments PJSC	9,912	6,773
Dubai Islamic Bank PJSC	12,252	21,515
*Emaar Development PJSC	3,088	4,355

Dimensional Emerging Markets Core Equity 2 ETF

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Security Description	Shares	Fair Value
UNITED ARAB EMIRATES (Continued)
Emaar Properties PJSC	3,440	$5,975
Emirates Driving Co.	72	408
Emirates Integrated Telecommunications Co. PJSC	2,256	4,048
Emirates NBD Bank PJSC	29,198	121,226
Emirates Telecommunications Group Co. PJSC	22,532	214,704
First Abu Dhabi Bank PJSC	2,252	13,758
*Gulf Pharmaceutical Industries PSC	1,044	392
Islamic Arab Insurance Co.	840	156
*Manazel PJSC	3,624	469
National Central Cooling Co. PJSC	508	340
*RAK Properties PJSC	2,780	586
Ras Al Khaimah Ceramics	3,292	2,501
*Union Properties PJSC	4,776	367

TOTAL UNITED ARAB EMIRATES		730,639

TOTAL COMMON STOCK (Cost $59,602,725)		60,433,781

RIGHTS/WARRANTS (0.0%)
THAILAND (0.0%)
*Eastern Power Group PCL 12/31/2025	350	—

TOTAL THAILAND		—

TURKEY (0.0%)
*Albaraka Turk Katilim Bankasi AS 5/12/2022	2,104	31

TOTAL TURKEY		31

TOTAL RIGHTS/WARRANTS (Cost $47)		31

TOTAL INVESTMENTS — 100.0% (Cost $59,602,772)		$60,433,812

*	Non-Income Producing Securities
»	Securities that have generally been fair value factored

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

As of April 30, 2022, Dimensional Emerging Markets Core Equity 2 ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	3	06/20/22	$639,907	$619,125	$(20,782)

Total Futures Contracts			$639,907	$619,125	$(20,782)

(b)    Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional ETF Trust

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: July 7, 2022

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date: July 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional ETF Trust

Date: July 7, 2022

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional ETF Trust

Date: July 7, 2022

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
Dimensional ETF Trust

Date: July 7, 2022